                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-3258
                                  ----------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                    (Address of principal executive offices)          (Zip code)

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
              1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 310-395-8005

Date of fiscal year end:    November 30

Date of reporting period:   November 30, 2004

EXPLANATORY NOTE: This Form N-CSR/A for DFA Investment Dimensions Group Inc. (the "Registrant") is being filed to: (i) correct the information appearing in Item 1 of the prior Form N-CSR filings pertaining to the summary schedules of portfolio holdings for certain portfolios of the Registrant to accurately reflect the information contained in the annual reports sent to shareholders for the fiscal year ended November 30, 2004; and (ii) provide the information required by Item 6 of Form N-CSR. This Form N-CSR/A also updates Item 10 "Controls and Procedures" and Item 11 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N CSR filed on February 7, 2005 and its Form N-CSR/A filed on March 30, 2005 is being amended by this Form N-CSR/A.

ITEM 1. REPORTS TO STOCKHOLDERS.

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.


                            VA SMALL VALUE PORTFOLIO

                            VA LARGE VALUE PORTFOLIO

                        VA INTERNATIONAL VALUE PORTFOLIO

                        VA INTERNATIONAL SMALL PORTFOLIO

                          VA SHORT-TERM FIXED PORTFOLIO

                            VA GLOBAL BOND PORTFOLIO


                                  ANNUAL REPORT


                          YEAR ENDED NOVEMBER 30, 2004

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                                PAGE
                                                                                ----
Performance Charts                                                                 1

Management's Discussion and Analysis                                               3

Disclosure of Fund Expenses                                                        8

Disclosure of Portfolio Holdings                                                  10

Schedules of Investments
      VA Small Value Portfolio                                                    12
      VA Large Value Portfolio                                                    23
      VA International Value Portfolio                                            26
      VA International Small Portfolio                                            33

Statements of Net Assets
      VA Short-Term Fixed Portfolio                                               45
      VA Global Bond Portfolio                                                    47

Statements of Assets and Liabilities
      VA Small Value Portfolio                                                    49
      VA Large Value Portfolio                                                    49
      VA International Value Portfolio                                            50
      VA International Small Portfolio                                            50

Statements of Operations                                                          51

Statements of Changes in Net Assets                                               53

Financial Highlights                                                              56

Notes to Financial Statements                                                     59

Report of Independent Registered Certified Public Accounting Firm.                66

Fund Management                                                                   67

Voting Proxies on Fund Portfolio Securities                                       73

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                               PERFORMANCE CHARTS

[CHART]

VA SMALL VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
OCTOBER 3, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                VA SMALL VALUE PORTFOLIO    RUSSELL 2000 VALUE INDEX
   10/3/95             $     10,000              $     10,000
  10/30/95             $      9,490              $      9,726
  11/30/95             $      9,696              $     10,112
  12/31/95             $      9,853              $     10,426
   1/31/96             $      9,773              $     10,494
   2/29/96             $      9,994              $     10,659
   3/31/96             $     10,335              $     10,883
   4/30/96             $     10,826              $     11,180
   5/31/96             $     11,306              $     11,463
   6/30/96             $     11,046              $     11,328
   7/31/96             $     10,355              $     10,725
   8/31/96             $     10,766              $     11,191
   9/30/96             $     11,096              $     11,496
  10/31/96             $     11,196              $     11,629
  11/30/96             $     11,777              $     12,255
  12/31/96             $     12,026              $     12,653
   1/31/97             $     12,289              $     12,848
   2/28/97             $     12,310              $     12,970
   3/31/97             $     11,985              $     12,623
   4/30/97             $     11,965              $     12,808
   5/31/97             $     13,152              $     13,828
   6/30/97             $     13,953              $     14,527
   7/31/97             $     14,775              $     15,138
   8/31/97             $     15,261              $     15,378
   9/30/97             $     16,498              $     16,401
  10/31/97             $     15,870              $     15,955
  11/30/97             $     15,667              $     16,130
  12/31/97             $     15,688              $     16,677
   1/31/98             $     15,568              $     16,375
   2/28/98             $     16,749              $     17,366
   3/31/98             $     17,372              $     18,071
   4/30/98             $     17,767              $     18,160
   5/31/98             $     17,045              $     17,517
   6/30/98             $     16,674              $     17,417
   7/31/98             $     15,415              $     16,053
   8/31/98             $     12,646              $     13,539
   9/30/98             $     13,051              $     14,304
  10/31/98             $     13,576              $     14,729
  11/30/98             $     14,341              $     15,128
  12/31/98             $     14,650              $     15,603
   1/31/99             $     14,818              $     15,249
   2/28/99             $     13,593              $     14,207
   3/31/99             $     13,280              $     14,091
   4/30/99             $     14,686              $     15,377
   5/31/99             $     15,384              $     15,850
   6/30/99             $     16,286              $     16,423
   7/31/99             $     16,141              $     16,034
   8/31/99             $     15,708              $     15,447
   9/30/99             $     15,323              $     15,138
  10/31/99             $     14,651              $     14,836
  11/30/99             $     15,360              $     14,913
  12/31/99             $     16,094              $     15,371
 1/31/2000             $     15,841              $     14,969
 2/29/2000             $     16,570              $     15,884
 3/31/2000             $     17,090              $     15,959
 4/30/2000             $     16,733              $     16,053
 5/31/2000             $     16,182              $     15,807
 6/30/2000             $     16,466              $     16,269
 7/31/2000             $     16,704              $     16,811
 8/31/2000             $     17,672              $     17,562
 9/30/2000             $     17,403              $     17,462
10/31/2000             $     17,031              $     17,399
11/30/2000             $     16,377              $     17,044
12/31/2000             $     17,700              $     18,875
 1/31/2001             $     19,549              $     19,395
 2/28/2001             $     19,352              $     19,368
 3/31/2001             $     18,849              $     19,058
 4/30/2001             $     19,944              $     19,941
 5/31/2001             $     21,147              $     20,453
 6/30/2001             $     21,901              $     21,276
 7/31/2001             $     21,704              $     20,799
 8/31/2001             $     21,381              $     20,726
 9/30/2001             $     18,364              $     18,438
10/31/2001             $     19,064              $     18,919
11/30/2001             $     20,555              $     20,280
12/31/2001             $     21,930              $     21,521
 1/31/2002             $     22,140              $     21,807
 2/28/2002             $     22,045              $     21,940
 3/31/2002             $     24,113              $     23,583
 4/30/2002             $     25,070              $     24,413
 5/31/2002             $     24,228              $     23,605
 6/30/2002             $     23,501              $     23,084
 7/31/2002             $     19,863              $     19,653
 8/31/2002             $     19,557              $     19,567
 9/30/2002             $     17,891              $     18,170
10/31/2002             $     18,485              $     18,442
11/30/2002             $     20,746              $     19,914
12/31/2002             $     19,582              $     19,064
 1/31/2003             $     18,941              $     18,526
 2/28/2003             $     18,176              $     17,904
 3/31/2003             $     18,156              $     18,095
 4/30/2003             $     20,348              $     19,814
 5/31/2003             $     23,223              $     21,837
 6/30/2003             $     23,947              $     22,206
 7/31/2003             $     25,767              $     23,314
 8/31/2003             $     27,360              $     24,200
 9/30/2003             $     27,111              $     23,922
10/31/2003             $     29,840              $     25,872
11/30/2003             $     31,060              $     26,865
12/31/2003             $     32,541              $     27,838
 1/31/2004             $     34,391              $     28,801
 2/29/2004             $     34,733              $     29,360
 3/31/2004             $     35,007              $     29,765
 4/30/2004             $     33,660              $     28,226
 5/31/2004             $     33,888              $     28,568
 6/30/2004             $     35,852              $     30,019
 7/31/2004             $     33,751              $     28,638
 8/31/2004             $     33,340              $     28,919
 9/30/2004             $     34,939              $     30,064
10/31/2004             $     35,259              $     30,530
11/30/2004             $     38,707              $     33,238

  AVERAGE ANNUAL      ONE       FIVE          FROM
  TOTAL RETURN        YEAR      YEARS      10/3/1995
  --------------------------------------------------
                     24.62%     20.30%       15.92%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

VA LARGE VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JANUARY 12, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                VA LARGE VALUE PORTFOLIO   RUSSELL 1000 VALUE INDEX
   1/12/95             $     10,000              $     10,000
   1/28/95             $      9,890              $     10,175
   2/28/95             $     10,200              $     10,577
   3/31/95             $     10,549              $     10,808
   4/30/95             $     10,869              $     11,150
   5/31/95             $     11,119              $     11,619
   6/30/95             $     11,189              $     11,777
   7/31/95             $     11,740              $     12,187
   8/31/95             $     11,669              $     12,359
   9/30/95             $     11,890              $     12,806
  10/31/95             $     11,480              $     12,680
  11/30/95             $     12,041              $     13,323
  12/31/95             $     12,131              $     13,657
   1/31/96             $     12,430              $     14,083
   2/29/96             $     12,548              $     14,190
   3/31/96             $     13,009              $     14,431
   4/30/96             $     13,202              $     14,486
   5/31/96             $     13,437              $     14,667
   6/30/96             $     13,046              $     14,679
   7/31/96             $     12,488              $     14,124
   8/31/96             $     12,948              $     14,528
   9/30/96             $     13,175              $     15,106
  10/31/96             $     13,595              $     15,691
  11/30/96             $     14,501              $     16,828
  12/31/96             $     14,372              $     16,613
   1/31/97             $     14,865              $     17,419
   2/28/97             $     15,190              $     17,675
   3/31/97             $     14,497              $     17,039
   4/30/97             $     14,947              $     17,754
   5/31/97             $     16,093              $     18,747
   6/30/97             $     16,531              $     19,551
   7/31/97             $     18,202              $     21,021
   8/31/97             $     17,886              $     20,273
   9/30/97             $     18,816              $     21,497
  10/31/97             $     17,954              $     20,897
  11/30/97             $     18,227              $     21,821
  12/31/97             $     18,569              $     22,458
   1/31/98             $     18,666              $     22,142
   2/28/98             $     20,212              $     23,632
   3/31/98             $     21,313              $     25,078
   4/30/98             $     21,435              $     25,246
   5/31/98             $     21,263              $     24,872
   6/30/98             $     21,197              $     25,191
   7/31/98             $     20,438              $     24,747
   8/31/98             $     17,019              $     21,065
   9/30/98             $     17,839              $     22,274
  10/31/98             $     19,279              $     24,000
  11/30/98             $     20,312              $     25,119
  12/31/98             $     20,564              $     25,973
   1/31/99             $     20,803              $     26,181
   2/28/99             $     20,260              $     25,811
   3/31/99             $     20,882              $     26,346
   4/30/99             $     23,118              $     28,806
   5/31/99             $     23,157              $     28,490
   6/30/99             $     23,607              $     29,316
   7/31/99             $     22,693              $     28,457
   8/31/99             $     21,992              $     27,401
   9/30/99             $     20,800              $     26,445
  10/31/99             $     21,567              $     27,968
  11/30/99             $     21,171              $     27,750
  12/31/99             $     21,541              $     27,883
 1/31/2000             $     20,104              $     26,974
 2/29/2000             $     18,239              $     24,970
 3/31/2000             $     20,748              $     28,016
 4/30/2000             $     21,211              $     27,691
 5/31/2000             $     21,245              $     27,982
 6/30/2000             $     19,528              $     26,703
 7/31/2000             $     20,518              $     27,037
 8/31/2000             $     21,624              $     28,540
 9/30/2000             $     21,343              $     28,803
10/31/2000             $     22,218              $     29,511
11/30/2000             $     21,492              $     28,416
12/31/2000             $     23,465              $     29,840
 1/31/2001             $     24,664              $     29,954
 2/28/2001             $     24,501              $     29,121
 3/31/2001             $     23,756              $     28,093
 4/30/2001             $     25,117              $     29,469
 5/31/2001             $     25,753              $     30,132
 6/30/2001             $     25,354              $     29,464
 7/31/2001             $     25,062              $     29,402
 8/31/2001             $     23,774              $     28,223
 9/30/2001             $     21,213              $     26,236
10/31/2001             $     21,014              $     26,010
11/30/2001             $     23,029              $     27,521
12/31/2001             $     23,391              $     28,171
 1/31/2002             $     23,133              $     27,954
 2/28/2002             $     23,115              $     27,999
 3/31/2002             $     23,998              $     29,323
 4/30/2002             $     23,280              $     28,317
 5/31/2002             $     23,262              $     28,459
 6/30/2002             $     21,385              $     26,825
 7/31/2002             $     19,028              $     24,331
 8/31/2002             $     19,378              $     24,513
 9/30/2002             $     17,206              $     21,787
10/31/2002             $     18,181              $     23,402
11/30/2002             $     19,672              $     24,876
12/31/2002             $     18,628              $     23,796
 1/31/2003             $     18,236              $     23,220
 2/28/2003             $     17,751              $     22,600
 3/31/2003             $     17,602              $     22,639
 4/30/2003             $     19,241              $     24,631
 5/31/2003             $     20,490              $     26,222
 6/30/2003             $     20,639              $     26,550
 7/31/2003             $     21,199              $     26,946
 8/31/2003             $     21,981              $     27,366
 9/30/2003             $     21,460              $     27,098
10/31/2003             $     22,969              $     28,756
11/30/2003             $     23,453              $     29,147
12/31/2003             $     25,051              $     30,943
 1/31/2004             $     25,503              $     31,487
 2/29/2004             $     26,125              $     32,161
 3/31/2004             $     25,917              $     31,878
 4/30/2004             $     25,503              $     31,100
 5/31/2004             $     25,654              $     31,417
 6/30/2004             $     26,369              $     32,159
 7/31/2004             $     25,446              $     31,705
 8/31/2004             $     25,409              $     32,156
 9/30/2004             $     26,200              $     32,654
10/31/2004             $     26,501              $     33,196
11/30/2004             $     28,272              $     34,876

  AVERAGE ANNUAL      ONE       FIVE          FROM
  TOTAL RETURN        YEAR      YEARS      1/12/1995
  --------------------------------------------------
                     20.55%      5.96%       11.10%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

VA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
OCTOBER 3, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

             VA INTERNATIONAL VALUE PORTFOLIO    MSCI EAFE INDEX (NET DIVIDENDS)
   10/3/95             $     10,000                       $     10,000
  10/30/95             $      9,800                       $     10,000
  11/30/95             $     10,030                       $     10,278
  12/31/95             $     10,555                       $     10,692
   1/31/96             $     10,615                       $     10,736
   2/29/96             $     10,625                       $     10,773
   3/31/96             $     10,825                       $     11,002
   4/30/96             $     11,246                       $     11,322
   5/31/96             $     11,187                       $     11,114
   6/30/96             $     11,197                       $     11,176
   7/31/96             $     10,857                       $     10,850
   8/31/96             $     10,916                       $     10,874
   9/30/96             $     11,096                       $     11,163
  10/31/96             $     10,927                       $     11,049
  11/30/96             $     11,427                       $     11,489
  12/31/96             $     11,306                       $     11,341
   1/31/97             $     10,859                       $     10,944
   2/28/97             $     10,981                       $     11,123
   3/31/97             $     11,041                       $     11,163
   4/30/97             $     10,940                       $     11,222
   5/31/97             $     11,782                       $     11,953
   6/30/97             $     12,350                       $     12,611
   7/31/97             $     12,492                       $     12,816
   8/31/97             $     11,680                       $     11,858
   9/30/97             $     12,178                       $     12,523
  10/31/97             $     11,508                       $     11,561
  11/30/97             $     11,031                       $     11,443
  12/31/97             $     11,054                       $     11,542
   1/31/98             $     11,670                       $     12,070
   2/28/98             $     12,423                       $     12,845
   3/31/98             $     12,935                       $     13,240
   4/30/98             $     12,966                       $     13,345
   5/31/98             $     13,007                       $     13,280
   6/30/98             $     12,871                       $     13,381
   7/31/98             $     12,850                       $     13,516
   8/31/98             $     11,124                       $     11,841
   9/30/98             $     10,528                       $     11,479
  10/31/98             $     11,647                       $     12,675
  11/30/98             $     12,181                       $     13,324
  12/31/98             $     12,349                       $     13,850
   1/31/99             $     12,237                       $     13,809
   2/28/99             $     11,945                       $     13,480
   3/31/99             $     12,719                       $     14,042
   4/30/99             $     13,527                       $     14,611
   5/31/99             $     12,876                       $     13,858
   6/30/99             $     13,550                       $     14,399
   7/31/99             $     14,200                       $     14,826
   8/31/99             $     14,290                       $     14,881
   9/30/99             $     14,435                       $     15,032
  10/31/99             $     14,301                       $     15,588
  11/30/99             $     14,278                       $     16,129
  12/31/99             $     15,068                       $     17,577
 1/31/2000             $     13,929                       $     16,461
 2/29/2000             $     13,599                       $     16,904
 3/31/2000             $     14,247                       $     17,559
 4/30/2000             $     13,893                       $     16,636
 5/31/2000             $     14,137                       $     16,230
 6/30/2000             $     15,043                       $     16,865
 7/31/2000             $     14,578                       $     16,158
 8/31/2000             $     14,676                       $     16,298
 9/30/2000             $     14,247                       $     15,505
10/31/2000             $     14,149                       $     15,139
11/30/2000             $     14,039                       $     14,571
12/31/2000             $     14,884                       $     15,088
 1/31/2001             $     14,938                       $     15,081
 2/28/2001             $     14,461                       $     13,950
 3/31/2001             $     13,562                       $     13,019
 4/30/2001             $     14,288                       $     13,924
 5/31/2001             $     14,156                       $     13,433
 6/30/2001             $     13,838                       $     12,883
 7/31/2001             $     13,481                       $     12,649
 8/31/2001             $     13,627                       $     12,329
 9/30/2001             $     11,737                       $     11,080
10/31/2001             $     11,975                       $     11,363
11/30/2001             $     12,477                       $     11,783
12/31/2001             $     12,522                       $     11,852
 1/31/2002             $     12,156                       $     11,223
 2/28/2002             $     12,196                       $     11,302
 3/31/2002             $     12,914                       $     11,913
 4/30/2002             $     13,252                       $     11,992
 5/31/2002             $     13,793                       $     12,144
 6/30/2002             $     13,224                       $     11,661
 7/31/2002             $     12,102                       $     10,510
 8/31/2002             $     12,102                       $     10,485
 9/30/2002             $     10,709                       $      9,359
10/31/2002             $     11,141                       $      9,862
11/30/2002             $     11,763                       $     10,310
12/31/2002             $     11,431                       $      9,963
 1/31/2003             $     11,086                       $      9,548
 2/28/2003             $     10,864                       $      9,329
 3/31/2003             $     10,601                       $      9,146
 4/30/2003             $     11,762                       $     10,044
 5/31/2003             $     12,564                       $     10,652
 6/30/2003             $     12,951                       $     10,910
 7/31/2003             $     13,519                       $     11,174
 8/31/2003             $     14,003                       $     11,443
 9/30/2003             $     14,556                       $     11,796
10/31/2003             $     15,703                       $     12,531
11/30/2003             $     15,938                       $     12,810
12/31/2003             $     17,174                       $     13,810
 1/31/2004             $     17,566                       $     14,005
 2/29/2004             $     18,030                       $     14,329
 3/31/2004             $     18,335                       $     14,410
 4/30/2004             $     17,871                       $     14,084
 5/31/2004             $     18,030                       $     14,131
 6/30/2004             $     18,727                       $     14,441
 7/31/2004             $     17,856                       $     13,972
 8/31/2004             $     18,045                       $     14,034
 9/30/2004             $     18,495                       $     14,401
10/31/2004             $     19,250                       $     14,892
11/30/2004             $     20,687                       $     15,909

  AVERAGE ANNUAL      ONE        FIVE           FROM
  TOTAL RETURN        YEAR       YEARS       10/3/1995
  ----------------------------------------------------
                     29.80%       7.70%         8.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

VA INTERNATIONAL SMALL PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
OCTOBER 3, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                   VA INTERNATIONAL SMALL   S&P/CITIGROUP EXTENDED    MSCI EAFE SMALL CAP
                     COMPANY PORTFOLIO        MARKET INDEX-EPAC        INDEX (PRICE-ONLY)
   10/3/95             $     10,000             $     10,000             $     10,000
  10/30/95             $      9,640             $     10,000             $     10,000
  11/30/95             $      9,710             $     10,093             $     10,122
  12/31/95             $     10,110             $     10,484             $     10,467
   1/31/96             $     10,431             $     10,668             $     10,783
   2/29/96             $     10,561             $     10,828             $     10,884
   3/31/96             $     10,841             $     11,079             $     11,099
   4/30/96             $     11,601             $     11,667             $     11,682
   5/31/96             $     11,431             $     11,565             $     11,445
   6/30/96             $     11,231             $     11,587             $     11,430
   7/31/96             $     10,641             $     11,151             $     10,797
   8/31/96             $     10,641             $     11,235             $     10,832
   9/30/96             $     10,641             $     11,291             $     10,883
  10/31/96             $     10,461             $     11,205             $     10,689
  11/30/96             $     10,481             $     11,370             $     10,826
  12/31/96             $     10,137             $     11,163             $     10,453
   1/31/97             $      9,952             $     10,865             $     10,242
   2/28/97             $     10,065             $     11,064             $     10,433
   3/31/97             $      9,839             $     10,941             $     10,170
   4/30/97             $      9,561             $     10,778             $      9,831
   5/31/97             $     10,199             $     11,458             $     10,577
   6/30/97             $     10,374             $     11,730             $     10,767
   7/31/97             $      9,942             $     11,501             $     10,388
   8/31/97             $      9,469             $     10,985             $      9,725
   9/30/97             $      9,293             $     11,129             $      9,520
  10/31/97             $      8,872             $     10,692             $      8,993
  11/30/97             $      8,223             $     10,266             $      8,366
  12/31/97             $      7,782             $     10,015             $      7,878
   1/31/98             $      8,278             $     10,484             $      8,371
   2/28/98             $      9,143             $     11,261             $      9,121
   3/31/98             $      9,259             $     11,790             $      9,322
   4/30/98             $      9,122             $     11,884             $      9,304
   5/31/98             $      9,090             $     12,159             $      9,335
   6/30/98             $      8,795             $     11,816             $      8,964
   7/31/98             $      8,605             $     11,788             $      8,841
   8/31/98             $      7,603             $     10,406             $      7,664
   9/30/98             $      7,329             $     10,092             $      7,312
  10/31/98             $      7,835             $     10,812             $      7,897
  11/30/98             $      8,204             $     11,168             $      8,275
  12/31/98             $      8,184             $     11,431             $      8,306
   1/31/99             $      8,093             $     11,386             $      8,202
   2/28/99             $      7,989             $     11,175             $      8,099
   3/31/99             $      8,357             $     11,575             $      8,538
   4/30/99             $      9,150             $     12,169             $      9,172
   5/31/99             $      9,092             $     11,844             $      8,839
   6/30/99             $      9,621             $     12,245             $      9,309
   7/31/99             $      9,828             $     12,716             $      9,594
   8/31/99             $      9,921             $     12,911             $      9,797
   9/30/99             $      9,851             $     12,869             $      9,767
  10/31/99             $      9,679             $     12,763             $      9,633
  11/30/99             $      9,552             $     13,210             $      9,685
  12/31/99             $      9,700             $     14,051             $      9,774
 1/31/2000             $      9,557             $     13,688             $      9,786
 2/29/2000             $      9,641             $     14,177             $     10,026
 3/31/2000             $     10,057             $     14,299             $     10,264
 4/30/2000             $      9,343             $     13,399             $      9,493
 5/31/2000             $      9,307             $     13,173             $      9,474
 6/30/2000             $     10,069             $     14,025             $     10,308
 7/31/2000             $      9,748             $     13,533             $      9,659
 8/31/2000             $     10,033             $     13,892             $     10,116
 9/30/2000             $      9,641             $     13,201             $      9,535
 10/31/200             $      9,141             $     12,486             $      8,871
11/30/2000             $      9,093             $     12,022             $      8,844
12/31/2000             $      9,345             $     12,494             $      8,873
 1/31/2001             $      9,505             $     12,606             $      9,134
 2/28/2001             $      9,451             $     12,133             $      8,945
 3/31/2001             $      8,865             $     11,159             $      8,230
 4/30/2001             $      9,598             $     11,932             $      8,911
 5/31/2001             $      9,611             $     11,875             $      8,860
 6/30/2001             $      9,411             $     11,433             $      8,582
 7/31/2001             $      9,132             $     11,134             $      8,221
 8/31/2001             $      9,305             $     11,126             $      8,302
 9/30/2001             $      8,212             $      9,685             $      7,167
10/31/2001             $      8,465             $     10,093             $      7,523
11/30/2001             $      8,532             $     10,458             $      7,807
12/31/2001             $      8,308             $     10,445             $      7,604
 1/31/2002             $      8,213             $     10,180             $      7,418
 2/28/2002             $      8,499             $     10,380             $      7,538
 3/31/2002             $      8,964             $     11,056             $      7,996
 4/30/2002             $      9,306             $     11,288             $      8,264
 5/31/2002             $      9,798             $     11,694             $      8,609
 6/30/2002             $      9,552             $     11,287             $      8,272
 7/31/2002             $      9,006             $     10,316             $      7,628
 8/31/2002             $      8,979             $     10,230             $      7,523
 9/30/2002             $      8,350             $      9,281             $      6,915
10/31/2002             $      8,322             $      9,451             $      6,822
11/30/2002             $      8,555             $      9,802             $      7,013
12/31/2002             $      8,589             $      9,641             $      6,875
 1/31/2003             $      8,533             $      9,398             $      6,774
 2/28/2003             $      8,561             $      9,236             $      6,713
 3/31/2003             $      8,548             $      9,177             $      6,630
 4/30/2003             $      9,313             $     10,091             $      7,222
 5/31/2003             $     10,121             $     10,937             $      7,816
 6/30/2003             $     10,525             $     11,308             $      8,220
 7/31/2003             $     10,845             $     11,692             $      8,465
 8/31/2003             $     11,360             $     12,221             $      9,018
 9/30/2003             $     12,014             $     12,799             $      9,535
10/31/2003             $     12,780             $     13,708             $     10,287
11/30/2003             $     12,794             $     13,909             $     10,238
12/31/2003             $     13,536             $     14,746             $     10,847
 1/31/2004             $     14,175             $     15,302             $     11,394
 2/29/2004             $     14,590             $     15,778             $     11,712
 3/31/2004             $     15,125             $     16,189             $     12,128
 4/30/2004             $     14,635             $     15,774             $     11,734
 5/31/2004             $     14,516             $     15,777             $     11,509
 6/30/2004             $     15,243             $     16,333             $     12,107
 7/31/2004             $     14,635             $     15,679             $     11,547
 8/31/2004             $     14,768             $     15,803             $     11,617
 9/30/2004             $     15,080             $     16,276             $     11,859
10/31/2004             $     15,510             $     16,783             $     12,295
11/30/2004             $     16,653             $     18,096             $     13,262

  AVERAGE ANNUAL         ONE          FIVE           FROM
  TOTAL RETURN           YEAR         YEARS       10/3/1995
  ---------------------------------------------------------
                        30.17%        11.76%        5.73%

- THE MSCI EAFE SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EPAC FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets Inc. MSCI EAFE Small Cap Index courtesy of Morgan Stanley Capital International.

[CHART]

VA SHORT-TERM FIXED PORTFOLIO VS.
MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX,
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX
OCTOBER 3, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                       VA SHORT-TERM    MERRILL LYNCH THREE-MONTH   MERRILL LYNCH ONE-YEAR     MERRILL LYNCH SIX-MONTH
                      FIXED PORTFOLIO    US TREASURY BILL INDEX     US TREASURY NOTE INDEX      US TREASURY BILL INDEX
   10/3/95              $     10,000          $     10,000              $     10,000                $     10,000
  10/30/95              $     10,039          $     10,042              $     10,000                $     10,000
  11/30/95              $     10,081          $     10,087              $     10,059                $     10,049
  12/31/95              $     10,128          $     10,142              $     10,115                $     10,105
   1/31/96              $     10,173          $     10,189              $     10,179                $     10,156
   2/29/96              $     10,214          $     10,230              $     10,191                $     10,192
   3/31/96              $     10,241          $     10,268              $     10,219                $     10,227
   4/30/96              $     10,269          $     10,312              $     10,255                $     10,269
   5/31/96              $     10,285          $     10,357              $     10,291                $     10,311
   6/30/96              $     10,342          $     10,400              $     10,346                $     10,355
   7/31/96              $     10,384          $     10,446              $     10,385                $     10,401
   8/31/96              $     10,426          $     10,493              $     10,434                $     10,447
   9/30/96              $     10,492          $     10,543              $     10,505                $     10,501
  10/31/96              $     10,566          $     10,588              $     10,583                $     10,551
  11/30/96              $     10,620          $     10,634              $     10,635                $     10,598
  12/31/96              $     10,654          $     10,680              $     10,671                $     10,642
   1/31/97              $     10,697          $     10,730              $     10,723                $     10,689
   2/28/97              $     10,739          $     10,771              $     10,763                $     10,738
   3/31/97              $     10,750          $     10,817              $     10,790                $     10,780
   4/30/97              $     10,819          $     10,869              $     10,853                $     10,831
   5/31/97              $     10,877          $     10,924              $     10,921                $     10,889
   6/30/97              $     10,936          $     10,964              $     10,985                $     10,942
   7/31/97              $     11,018          $     11,014              $     11,064                $     10,992
   8/31/97              $     11,045          $     11,061              $     11,099                $     11,037
   9/30/97              $     11,116          $     11,112              $     11,157                $     11,093
  10/31/97              $     11,173          $     11,160              $     11,219                $     11,143
  11/30/97              $     11,201          $     11,203              $     11,251                $     11,183
  12/31/97              $     11,261          $     11,252              $     11,304                $     11,235
   1/31/98              $     11,318          $     11,304              $     11,378                $     11,292
   2/28/98              $     11,368          $     11,345              $     11,407                $     11,334
   3/31/98              $     11,419          $     11,398              $     11,465                $     11,389
   4/30/98              $     11,470          $     11,450              $     11,519                $     11,440
   5/31/98              $     11,521          $     11,498              $     11,566                $     11,490
   6/30/98              $     11,571          $     11,546              $     11,622                $     11,545
   7/31/98              $     11,622          $     11,597              $     11,677                $     11,600
   8/31/98              $     11,671          $     11,650              $     11,771                $     11,660
   9/30/98              $     11,726          $     11,710              $     11,868                $     11,730
  10/31/98              $     11,775          $     11,755              $     11,929                $     11,779
  11/30/98              $     11,825          $     11,794              $     11,931                $     11,811
  12/31/98              $     11,881          $     11,841              $     11,972                $     11,860
   1/31/99              $     11,917          $     11,884              $     12,015                $     11,905
   2/28/99              $     11,953          $     11,918              $     12,021                $     11,937
   3/31/99              $     12,012          $     11,967              $     12,095                $     11,992
   4/30/99              $     12,048          $     12,010              $     12,138                $     12,033
   5/31/99              $     12,083          $     12,057              $     12,171                $     12,074
   6/30/99              $     12,118          $     12,108              $     12,222                $     12,118
   7/31/99              $     12,154          $     12,157              $     12,272                $     12,171
   8/31/99              $     12,189          $     12,206              $     12,310                $     12,207
   9/30/99              $     12,260          $     12,261              $     12,374                $     12,267
  10/31/99              $     12,307          $     12,309              $     12,404                $     12,313
  11/30/99              $     12,343          $     12,358              $     12,430                $     12,354
  12/31/99              $     12,389          $     12,414              $     12,456                $     12,410
 1/31/2000              $     12,426          $     12,467              $     12,489                $     12,463
 2/29/2000              $     12,500          $     12,522              $     12,552                $     12,524
 3/31/2000              $     12,550          $     12,587              $     12,616                $     12,588
 4/30/2000              $     12,601          $     12,646              $     12,682                $     12,647
 5/31/2000              $     12,650          $     12,723              $     12,750                $     12,715
 6/30/2000              $     12,748          $     12,778              $     12,847                $     12,787
 7/31/2000              $     12,822          $     12,836              $     12,924                $     12,850
 8/31/2000              $     12,910          $     12,902              $     13,006                $     12,919
 9/30/2000              $     12,984          $     12,971              $     13,084                $     12,989
10/31/2000              $     13,058          $     13,038              $     13,149                $     13,059
11/30/2000              $     13,120          $     13,110              $     13,243                $     13,135
12/31/2000              $     13,213          $     13,182              $     13,370                $     13,217
 1/31/2001              $     13,292          $     13,269              $     13,522                $     13,326
 2/28/2001              $     13,345          $     13,319              $     13,594                $     13,380
 3/31/2001              $     13,411          $     13,381              $     13,694                $     13,457
 4/30/2001              $     13,463          $     13,439              $     13,757                $     13,512
 5/31/2001              $     13,502          $     13,492              $     13,840                $     13,577
 6/30/2001              $     13,541          $     13,531              $     13,880                $     13,612
 7/31/2001              $     13,620          $     13,576              $     13,980                $     13,666
 8/31/2001              $     13,685          $     13,620              $     14,035                $     13,716
 9/30/2001              $     13,817          $     13,679              $     14,188                $     13,802
10/31/2001              $     13,909          $     13,715              $     14,284                $     13,852
11/30/2001              $     13,909          $     13,745              $     14,300                $     13,886
12/31/2001              $     13,940          $     13,767              $     14,343                $     13,906
 1/31/2002              $     13,968          $     13,787              $     14,366                $     13,927
 2/28/2002              $     14,008          $     13,805              $     14,410                $     13,952
 3/31/2002              $     13,968          $     13,826              $     14,378                $     13,969
 4/30/2002              $     14,050          $     13,848              $     14,479                $     14,008
 5/31/2002              $     14,105          $     13,870              $     14,520                $     14,036
 6/30/2002              $     14,160          $     13,891              $     14,598                $     14,067
 7/31/2002              $     14,256          $     13,912              $     14,664                $     14,092
 8/31/2002              $     14,297          $     13,931              $     14,680                $     14,113
 9/30/2002              $     14,339          $     13,954              $     14,739                $     14,144
10/31/2002              $     14,380          $     13,975              $     14,770                $     14,167
11/30/2002              $     14,380          $     13,997              $     14,772                $     14,192
12/31/2002              $     14,455          $     14,014              $     14,829                $     14,213
 1/31/2003              $     14,470          $     14,028              $     14,840                $     14,231
 2/28/2003              $     14,512          $     14,040              $     14,867                $     14,243
 3/31/2003              $     14,526          $     14,057              $     14,894                $     14,263
 4/30/2003              $     14,555          $     14,070              $     14,910                $     14,275
 5/31/2003              $     14,597          $     14,084              $     14,930                $     14,292
 6/30/2003              $     14,612          $     14,104              $     14,960                $     14,313
 7/31/2003              $     14,555          $     14,114              $     14,952                $     14,322
 8/31/2003              $     14,570          $     14,125              $     14,967                $     14,335
 9/30/2003              $     14,641          $     14,139              $     15,007                $     14,352
10/31/2003              $     14,613          $     14,150              $     15,003                $     14,365
11/30/2003              $     14,613          $     14,162              $     15,000                $     14,378
12/31/2003              $     14,659          $     14,176              $     15,046                $     14,398
 1/31/2004              $     14,688          $     14,187              $     15,069                $     14,412
 2/29/2004              $     14,716          $     14,197              $     15,101                $     14,424
 3/31/2004              $     14,745          $     14,208              $     15,114                $     14,437
 4/30/2004              $     14,673          $     14,220              $     15,076                $     14,444
 5/31/2004              $     14,659          $     14,233              $     15,074                $     14,451
 6/30/2004              $     14,659          $     14,243              $     15,070                $     14,457
 7/31/2004              $     14,688          $     14,260              $     15,104                $     14,482
 8/31/2004              $     14,745          $     14,277              $     15,148                $     14,506
 9/30/2004              $     14,745          $     14,295              $     15,143                $     14,521
10/31/2004              $     14,774          $     14,314              $     15,169                $     14,540
11/30/2004              $     14,760          $     14,334              $     15,146                $     14,553

  AVERAGE ANNUAL       ONE         FIVE            FROM
  TOTAL RETURN         YEAR        YEARS        10/3/1995
  -------------------------------------------------------
                       1.01%        3.64%         4.29%

- THE MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX AND THE ONE-YEAR US TREASURY NOTE INDEX ARE REPLACING THE THREE-MONTH US TREASURY BILL INDEX FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

US Treasury instrument indices courtesy of Merrill Lynch.

[CHART]

VA GLOBAL BOND PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
JANUARY 12, 1995-NOVEMBER 30, 2004

GROWTH OF $10,000

                VA GLOBAL BOND PORTFOLIO     LEHMAN AGGREGATE INDEX
   1/12/95             $     10,000              $     10,000
   1/28/95             $     10,037              $     10,159
   2/28/95             $     10,193              $     10,401
   3/31/95             $     10,377              $     10,464
   4/30/95             $     10,522              $     10,611
   5/31/95             $     10,752              $     11,021
   6/30/95             $     10,758              $     11,102
   7/31/95             $     10,856              $     11,077
   8/31/95             $     10,893              $     11,211
   9/30/95             $     11,032              $     11,320
  10/31/95             $     11,121              $     11,467
  11/30/95             $     11,310              $     11,639
  12/31/95             $     11,356              $     11,802
   1/31/96             $     11,447              $     11,880
   2/29/96             $     11,284              $     11,673
   3/31/96             $     11,339              $     11,592
   4/30/96             $     11,393              $     11,527
   5/31/96             $     11,458              $     11,504
   6/30/96             $     11,496              $     11,658
   7/31/96             $     11,583              $     11,689
   8/31/96             $     11,759              $     11,669
   9/30/96             $     11,979              $     11,873
  10/31/96             $     12,190              $     12,136
  11/30/96             $     12,345              $     12,344
  12/31/96             $     12,374              $     12,229
   1/31/97             $     12,471              $     12,267
   2/28/97             $     12,579              $     12,297
   3/31/97             $     12,504              $     12,161
   4/30/97             $     12,601              $     12,343
   5/31/97             $     12,687              $     12,461
   6/30/97             $     12,872              $     12,609
   7/31/97             $     13,007              $     12,949
   8/31/97             $     13,032              $     12,839
   9/30/97             $     13,155              $     13,029
  10/31/97             $     13,205              $     13,218
  11/30/97             $     13,279              $     13,279
  12/31/97             $     13,337              $     13,413
   1/31/98             $     13,473              $     13,585
   2/28/98             $     13,569              $     13,574
   3/31/98             $     13,645              $     13,620
   4/30/98             $     13,699              $     13,691
   5/31/98             $     13,809              $     13,821
   6/30/98             $     13,868              $     13,938
   7/31/98             $     13,952              $     13,968
   8/31/98             $     14,076              $     14,195
   9/30/98             $     14,259              $     14,528
  10/31/98             $     14,329              $     14,451
  11/30/98             $     14,399              $     14,533
  12/31/98             $     14,436              $     14,576
   1/31/99             $     14,562              $     14,680
   2/28/99             $     14,604              $     14,423
   3/31/99             $     14,702              $     14,502
   4/30/99             $     14,814              $     14,549
   5/31/99             $     14,814              $     14,421
   6/30/99             $     14,772              $     14,375
   7/31/99             $     14,785              $     14,314
   8/31/99             $     14,827              $     14,307
   9/30/99             $     14,883              $     14,473
  10/31/99             $     14,883              $     14,527
  11/30/99             $     14,953              $     14,525
  12/31/99             $     15,017              $     14,455
 1/31/2000             $     15,032              $     14,408
 2/29/2000             $     15,106              $     14,582
 3/31/2000             $     15,195              $     14,775
 4/30/2000             $     15,254              $     14,732
 5/31/2000             $     15,299              $     14,724
 6/30/2000             $     15,387              $     15,031
 7/31/2000             $     15,477              $     15,167
 8/31/2000             $     15,536              $     15,387
 9/30/2000             $     15,640              $     15,484
10/31/2000             $     15,743              $     15,586
11/30/2000             $     15,831              $     15,842
12/31/2000             $     15,966              $     16,137
 1/31/2001             $     16,077              $     16,400
 2/28/2001             $     16,158              $     16,542
 3/31/2001             $     16,237              $     16,625
 4/30/2001             $     16,284              $     16,555
 5/31/2001             $     16,347              $     16,655
 6/30/2001             $     16,364              $     16,718
 7/31/2001             $     16,508              $     17,092
 8/31/2001             $     16,635              $     17,289
 9/30/2001             $     16,874              $     17,490
10/31/2001             $     17,097              $     17,855
11/30/2001             $     16,986              $     17,609
12/31/2001             $     16,918              $     17,496
 1/31/2002             $     16,969              $     17,638
 2/28/2002             $     17,118              $     17,809
 3/31/2002             $     16,851              $     17,513
 4/30/2002             $     17,134              $     17,853
 5/31/2002             $     17,285              $     18,005
 6/30/2002             $     17,486              $     18,161
 7/31/2002             $     17,820              $     18,381
 8/31/2002             $     18,053              $     18,692
 9/30/2002             $     18,387              $     18,994
10/31/2002             $     18,354              $     18,907
11/30/2002             $     18,187              $     18,901
12/31/2002             $     18,603              $     19,293
 1/31/2003             $     18,516              $     19,310
 2/28/2003             $     18,810              $     19,577
 3/31/2003             $     18,810              $     19,561
 4/30/2003             $     18,880              $     19,723
 5/31/2003             $     19,295              $     20,090
 6/30/2003             $     19,278              $     20,050
 7/31/2003             $     18,723              $     19,376
 8/31/2003             $     18,687              $     19,504
 9/30/2003             $     19,207              $     20,021
10/31/2003             $     18,964              $     19,835
11/30/2003             $     18,964              $     19,882
12/31/2003             $     19,121              $     20,085
 1/31/2004             $     19,269              $     20,246
 2/29/2004             $     19,472              $     20,465
 3/31/2004             $     19,657              $     20,618
 4/30/2004             $     19,065              $     20,082
 5/31/2004             $     18,972              $     20,001
 6/30/2004             $     19,009              $     20,114
 7/31/2004             $     19,158              $     20,314
 8/31/2004             $     19,528              $     20,702
 9/30/2004             $     19,565              $     20,758
10/31/2004             $     19,694              $     20,932
11/30/2004             $     19,528              $     20,765

  AVERAGE ANNUAL        ONE        FIVE           FROM
  TOTAL RETURN          YEAR       YEARS       1/12/1995
  -------------------------------------------------------
                        2.97%       5.48%         7.01%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

      The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

      Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                               20.00%
Russell 3000 Growth Index                                               6.24%
CRSP 9-10 Index (micro cap companies)                                  14.99%
Russell 2000 Index (small companies)                                   17.25%
Russell 1000 Index (large companies)                                   12.64%

      When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                       23.72%
Russell 2000 Growth Index (small growth companies)                     10.84%
Russell 1000 Value Index (large value companies)                       19.65%
Russell 1000 Growth Index (large growth companies)                      5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

      Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

VA SMALL VALUE PORTFOLIO

      The VA Small Value Portfolio seeks to capture the returns of U.S. small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 1,191 stocks and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

      As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500(R) Index, 23.72% for the Russell 2000 Value Index, and 24.62% for the VA Small Value Portfolio. Relative to the Russell 2000 Value Index, the superior per-formance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index, and average weight allocated to this sector was greater for the Portfolio than the Index.

VA LARGE VALUE PORTFOLIO

      The VA Large Value Portfolio seeks to capture the returns of U.S. large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 211 stocks as of November 30, 2004, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.60% of the Portfolio's assets.

      As a result of the Portfolio's diversified investment approach, performance was principally determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, 19.65% for the Russell 1000 Value Index and 20.55% for the VA Large Value Portfolio. Relative to the Russell 1000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index and average weight allocated to this sector was greater for the Portfolio than for the Index

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

      International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                   LOCAL
                                                                  CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                                      RETURN       RETURN
-----------------------------                                     --------    -----------
United Kingdom (net dividends)                                      12.03%       24.51%
Japan (net dividends)                                               10.69%       17.86%
France                                                              12.62%       24.86%
Switzerland                                                          5.03%       19.32%
Germany                                                             11.22%       23.29%
Netherlands                                                          6.65%       18.21%
Australia                                                           28.04%       37.29%
Italy                                                               17.28%       30.03%
Spain                                                               23.45%       36.88%
Sweden                                                              29.85%       45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                            32.17%
Citigroup Extended Market Index EPAC (small companies)               30.10%
MSCI EAFE Value Index (net dividends)                                29.32%
MSCI EAFE Index (net dividends)                                      24.19%
MSCI EAFE Growth Index (net dividends)                               19.07%

      Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                       TOTAL
                                                                      RETURNS
COUNTRY                                                               (U.S. $)
-------                                                               --------
Brazil                                                                 34.91%
Argentina                                                              25.55%
Thailand                                                                2.99%
Chile                                                                  31.00%
Indonesia                                                              49.70%
Hungary                                                                84.84%
Israel                                                                 14.51%
Poland                                                                 63.81%
Taiwan                                                                  7.55%
Mexico                                                                 43.28%
Malaysia                                                               17.71%
Philippines                                                            38.36%
Turkey                                                                 57.65%
South Korea                                                            26.73%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

VA INTERNATIONAL VALUE PORTFOLIO

      The VA International Value Portfolio seeks to capture the returns of international large company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Portfolio held 511 stocks in 22 developed country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 0.50% of the Portfolio's assets.

      As a result of the Portfolio's diversified investment approach, performance was principally determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index, and 29.32% for the MSCI EAFE Value Index. Total return for the VA International Value Portfolio over the year was 29.80%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

VA INTERNATIONAL SMALL PORTFOLIO

      The VA International Small Portfolio seeks to capture the returns of international small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Portfolio held 1,082 stocks in 21 developed country markets, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 0.50% of the Portfolio's assets.

      As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international small company stocks outperformed large company stocks. Total returns were 30.10% for the Citigroup Extended Market Index EPAC, 29.55% for the MSCI EAFE Small Company Index, and 30.17% for the VA International Small Portfolio. Relative to the MSCI EAFE Small Company Index, the superior performance of the Portfolio was primarily due to greater exposure to small company stocks with market capitalization in the $100 to $500 million range. Stocks with these size characteristics outperformed the MSCI EAFE Small Cap Index, and the average weight allocated to this sector was 45% of the Portfolio compared to 14% for the Index.

      Note: The MSCI EAFE Small Company Index replaces the S&P / Citigroup Extended Market Index -- EPAC used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

      For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                               11/30/03     11/30/04     CHANGE
                                               --------     --------     ------
Three-month LIBOR                                1.17%        2.41%      105.98%
10-Year U.S. Treasury note yield                 4.34%        4.36%        0.46%

----------
Source: The Wall Street Journal

      There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

      The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIOS' PERFORMANCE OVERVIEW

VA SHORT-TERM FIXED PORTFOLIO

      The VA Short-Term Fixed Portfolio seeks to maximize total return from a universe of high quality fixed income securities with an average maturity of one year or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio was 343 days on November 30, 2004 compared to 341 on November 30, 2003. For the year ended November 30, 2004, total returns were 1.01% for the VA Short-Term Fixed Portfolio, 1.22% for the Three-Month US Treasury Bill Index, 1.22% for the Six-Month US Treasury Index and 0.97% for the One-Year Treasury Index. The Portfolio was essentially fully invested in fixed income securities during the year: cash equivalents averaged less than 1.0% of the Portfolio's assets. Relative to the Six-Month US Treasury Bill Index, Portfolio underperformance was primarily due to differences in duration between the Portfolio and the Index. For the year ended November 30, 2004, the pattern of fixed income returns was U-shaped with respect to the yield curve. Instruments in the one-year maturity range underperforming both very short-term instrumements and those with longer maturities. For the year ended November 30, 2004, the average duration of the VA Short-Term Fixed Portfolio was
0.91 years compared to 0.25 years for the Three-Month US Treasury Bill Index. The Portfolio outperformed the One-Year US Treasury Note Index even though the duration of the Portfolio and the Index are similar. The superior performance of the Portfolio was a function of the "credit spread": corporate issues which comprise a portion of the Portfolio generally have higher yields than US government-backed issues of similar maturity.

      Note: The Six-Month US Treasury Index and One-Year US Treasury Index replace the Three-Month US Treasury Bill Index used previously for performance analysis since the replacement indices more closely approximate the weighted average maturity of the Portfolio over the most recent ten-year period.

VA GLOBAL BOND PORTFOLIO

      The VA Global Bond Portfolio seeks to maximize total return from a universe of U.S. government securities and high quality corporate and currency-hedged global fixed income instruments with an average maturity of five years or less. Eligible countries for the Portfolio to invest in include the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio rose modestly, from 4.51 years on November 30, 2003 to 4.30 years on November 30, 2004. For the year ended November 30, 2004, total returns were 2.97% for the VA Global Bond Portfolio, and 4.44% for the Lehman Aggregate Index. The Portfolio was essentially fully invested in fixed income securities during the year: cash equivalents averaged less than 1.00% of the Portfolio's assets. Relative to the Lehman Aggregate Index, the underperformance of the Portfolio was primarily due to differences in types of fixed income instruments eligible for inclusion in the Portfolio and the Index. Mortgage-backed securities and corporate issues with credit ratings below AA or equivalent are included in the Lehman Aggregate Index but are not eligible for purchase by the Portfolio, and for the year ended November 30, 2004 such securities generally outperformed high-grade government or corporate issues.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                       BEGINNING        ENDING                        EXPENSES
                                        ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                         VALUE          VALUE          EXPENSE         DURING
                                         6/1/04        11/30/04         RATIO          PERIOD*
                                      ------------   ------------   ------------    ------------
VA SMALL VALUE PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,142.20           0.61%   $       3.27
Hypothetical 5% Return                $   1,000.00   $   1,021.95           0.61%   $       3.08

VA LARGE VALUE PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,102.10           0.40%   $       2.10
Hypothetical 5% Return                $   1,000.00   $   1,023.00           0.40%   $       2.02

                                       BEGINNING        ENDING                        EXPENSES
                                        ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                         VALUE          VALUE         EXPENSE          DURING
                                        6/01/04        11/30/04        RATIO          PERIOD*
                                      ------------   ------------   ------------    ------------
VA INTERNATIONAL VALUE PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,147.30           0.61%   $       3.27
Hypothetical 5% Return                $   1,000.00   $   1,021.95           0.61%   $       3.08

VA INTERNATIONAL SMALL PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,147.20           0.78%   $       4.19
Hypothetical 5% Return                $   1,000.00   $   1,021.10           0.78%   $       3.94

VA SHORT-TERM FIXED PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,006.90           0.35%   $       1.76
Hypothetical 5% Return                $   1,000.00   $   1,023.25           0.35%   $       1.77

VA GLOBAL BOND PORTFOLIO

Actual Fund Return                    $   1,000.00   $   1,029.30           0.42%   $       2.13
Hypothetical 5% Return                $   1,000.00   $   1,022.90           0.42%   $       2.12

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                            VA SMALL VALUE PORTFOLIO

Consumer Discretionary                                                   20.1%
Industrials                                                              18.9
Information Technology                                                   14.8
Financials                                                               14.7
Materials                                                                 9.6
Energy                                                                    8.7
Health Care                                                               6.0
Consumer Staples                                                          4.2
Telecommunication Services                                                1.0
Utilities                                                                 1.0
Other                                                                     1.0
                                                                        -----
                                                                        100.0%
                                                                        =====

                            VA LARGE VALUE PORTFOLIO

Consumer Discretionary                                                   30.2%
Financials                                                               23.7
Industrials                                                               9.5
Energy                                                                    8.1
Materials                                                                 7.3
Information Technology                                                    6.0
Health Care                                                               5.3
Consumer Staples                                                          5.1
Telecommunication Services                                                4.2
Utilities                                                                 0.6
                                                                        -----
                                                                        100.0%
                                                                        =====

                        VA INTERNATIONAL VALUE PORTFOLIO

Financials                                                               35.0%
Consumer Discretionary                                                   16.7
Materials                                                                13.2
Industrials                                                              13.1
Telecommunication Service                                                 6.6
Utilities                                                                 4.6
Consumer Staples                                                          4.5
Energy                                                                    2.7
Information Technology                                                    2.1
Health Care                                                               1.5
                                                                        -----
                                                                        100.0%
                                                                        =====

                        VA INTERNATIONAL SMALL PORTFOLIO

Industrials                                                              25.8%
Consumer Discretionary                                                   20.6
Financials                                                               17.2
Materials                                                                 9.9
Consumer Staples                                                          8.7
Information Technology                                                    6.8
Health Care                                                               5.5
Energy                                                                    2.6
Utilities                                                                 2.3
Telecommunication Service                                                 0.6
                                                                        -----
                                                                        100.0%
                                                                        =====

                          VA SHORT-TERM FIXED PORTFOLIO

Corporate                                                                28.5%
Government                                                               25.3
Foreign Corporate                                                        17.8
Foreign Government                                                       16.3
Supranational                                                            12.1
                                                                        -----
                                                                        100.0%
                                                                        =====

                            VA GLOBAL BOND PORTFOLIO

Government                                                               27.4%
Foreign Government                                                       22.2
Foreign Corporate                                                        19.8
Corporate                                                                17.6
Supranational                                                            13.0
                                                                        -----
                                                                        100.0%
                                                                        =====

                            VA SMALL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 COMMON STOCKS -- (97.1%)
   1st Source Corp.                                                                4,500   $       118,125
 * Aames Investment Corp.                                                             78               850
 * AAR Corp.                                                                       8,900           121,663
   ABC Bancorp                                                                     1,100            22,770
 * Abraxas Petroleum Corp.                                                         1,000             2,510
 * ABX Air, Inc.                                                                   6,300            49,518
 * Accelrys, Inc.                                                                  8,205            51,363
 * Aclara BioSciences, Inc.                                                        8,100            33,858
 * Acme Communications, Inc.                                                       3,800            22,344
 * ACT Teleconferencing, Inc.                                                      3,000             3,390
 * Actel Corp.                                                                       200             3,432
   Action Performance Companies, Inc.                                              1,000            10,790
 * ActivCard Corp.                                                                   500             3,980
 * Active Power, Inc.                                                             10,070            45,818
 * Adaptec, Inc.                                                                  28,646           223,439
 * Adept Technology, Inc.                                                          1,700             2,805
 * Advanced Digital Information Corp.                                              1,400            12,852
   Advanced Marketing Services, Inc.                                                 800             8,600
 * Advanced Power Technology, Inc.                                                 2,200            16,522
   Advanta Corp. Class A                                                           2,300            51,474
   Advanta Corp. Class B Non-Voting                                                4,500           107,460
 * Aehr Test Systems                                                               1,000             2,180
 * AEP Industries, Inc.                                                            1,400            15,316
 * Aether Systems, Inc.                                                           11,500            42,780
 * Aetrium, Inc.                                                                     700             2,520
 * Aftermarket Technology Corp.                                                      300             5,226
 * Agile Software Corp.                                                            9,100            76,076
   Agilysys, Inc.                                                                  8,400           138,852
 * Air Methods Corp.                                                               2,500            18,175
 * Airnet Communications Corp.                                                       100                34
 * AirNet Systems, Inc.                                                            2,200             7,260
 * Airspan Networks, Inc.                                                          5,800            31,842
 * AK Steel Holding Corp.                                                         22,000           284,020
 * Akamai Technologies, Inc.                                                       1,900            24,605
   Alamo Group, Inc.                                                               1,700            35,530
 * Alaska Air Group, Inc.                                                          8,300           259,209
 * Alaska Communications Systems
     Group, Inc.                                                                   1,700            14,603
 * Albany Molecular Research, Inc.                                                 1,200            12,864
 * Alderwoods Group, Inc.                                                            500             5,290
   Aldila, Inc.                                                                      433             5,633
   Alexander & Baldwin, Inc.                                                       7,700           325,787
 * All American Semiconductor, Inc.                                                  260             1,586
 * Alliance Semiconductor Corp.                                                    9,200            32,200
 * Allied Defense Group, Inc.                                                      1,900            38,912
 * Allied Healthcare International, Inc.                                           2,300            12,374
 * Allied Healthcare Products, Inc.                                                1,700            10,523
 * Allied Holdings, Inc.                                                           1,200             3,078
 * Allied Motion Technologies, Inc.                                                  400             2,740
 * Allmerica Financial Corp.                                                       5,000           162,750
 * Alloy, Inc.                                                                     9,200            41,400
 * Allscripts Healthcare Solutions, Inc.                                           1,000             9,850
 * Alpha Technologies Group, Inc.                                                    520               520
   Alpharma, Inc. Class A                                                         12,300           204,303
   Ambassadors International, Inc.                                                 1,200            16,488
 * AMC Entertainment, Inc.                                                         3,100            59,923
 * Amcast Industrial Corp.                                                           700               385
 * Amerco, Inc.                                                                    1,300   $        53,495
*# America West Holdings Corp. Class B                                             4,800            27,888
 * American Dental Partners, Inc.                                                    900            16,479
   American Greetings Corp. Class A                                               10,800           287,496
   American Italian Pasta Co.                                                        900            17,334
 * American Medical Security Group,
     Inc.                                                                          3,100           100,223
   American Pacific Corp.                                                            700             5,845
 * American Physicians Capital, Inc.                                               2,400            79,944
   American Physicians Services Group,
     Inc.                                                                            500             5,075
 * American Retirement Corp.                                                       2,200            17,490
   American Shared Hospital Services                                                 400             2,108
   American Software, Inc. Class A                                                 2,700            16,065
 * American Technical Ceramics Corp.                                                 200             2,002
 * AmeriServe Financial, Inc.                                                      3,200            16,640
   Ameron International Corp.                                                      1,800            68,364
   AmerUs Group Co.                                                                6,800           296,276
   Ampco-Pittsburgh Corp.                                                          1,400            18,858
   Amrep Corp.                                                                       600            10,674
 * Anadigics, Inc.                                                                 8,000            26,960
   Analogic Corp.                                                                  2,900           131,428
 * Analysts International Corp.                                                    5,600            18,760
 * Anaren, Inc.                                                                    4,700            63,140
   Andersons, Inc.                                                                 1,000            22,880
   Angelica Corp.                                                                  1,900            48,165
 * Angelo & Maxie's, Inc.                                                            250               186
 * AnswerThink, Inc.                                                               4,150            18,716
 * APA Enterprises, Inc.                                                             800             1,728
 * Applica, Inc.                                                                   6,700            33,835
 * Applied Extrusion Technologies, Inc.                                            3,000               510
 * Applied Films Corp.                                                               500            11,080
   Applied Industrial Technologies, Inc.                                           5,500           229,075
 * Applied Innovation, Inc.                                                        1,600             5,728
 * Applied Micro Circuits Corp.                                                   29,155           107,290
 * Apropos Technology, Inc.                                                        4,000            11,960
 * Arch Capital Group, Ltd.                                                          600            23,370
   Arch Chemicals, Inc.                                                            3,904           113,997
 * Arena Pharmaceuticals, Inc.                                                     6,700            37,521
 * Argonaut Group, Inc.                                                            6,800           135,184
 * Argonaut Technologies, Inc.                                                       400               372
 * Ariba, Inc.                                                                     2,950            48,675
 * Arlington Hospitality, Inc.                                                       400             1,160
*# Armstrong Holdings, Inc.                                                        1,400             3,640
 * Arqule, Inc.                                                                    6,600            36,564
 * Arris Group, Inc.                                                              18,660           106,175
 * Art Technology Group, Inc.                                                      1,172             1,301
 * Artesyn Technologies, Inc.                                                      1,100            10,472
 * Ascential Software Corp.                                                        6,675            91,247
 * Ashworth, Inc.                                                                  3,500            31,675
 * Aspen Technology, Inc.                                                          5,900            34,043
 * Astea International, Inc.                                                         240             1,721
 * Astec Industries, Inc.                                                          2,700            44,928
   Astro-Med, Inc.                                                                 1,100             9,934
*# AstroPower, Inc.                                                                  900                 9
*# ATA Holdings Corp.                                                                800               880
 * Atlantic American Corp.                                                         1,900             5,700
 * Atlantis Plastics, Inc.                                                           600             9,930

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
Atrion Corp.                                                                         200   $         9,044
 * ATS Medical, Inc.                                                               2,900            11,513
 * Audiovox Corp. Class A                                                          5,000            74,750
 * Ault, Inc.                                                                        100               316
 * AutoImmune, Inc.                                                                1,100               949
 * Avalon Holding Corp. Class A                                                      262               812
 * Avanex Corp.                                                                    6,800            21,080
 * Avatar Holdings, Inc.                                                           1,000            47,270
 * Avici Systems, Inc.                                                             2,975            21,271
 * Avigen, Inc.                                                                    5,300            18,285
*# AVTEAM, Inc. Class A                                                            1,500                 2
 * Aware, Inc.                                                                     5,206            25,561
 * Axeda Systems, Inc.                                                               400               248
 * AXT, Inc.                                                                       5,006             8,510
 * Aztar Corp.                                                                     7,400           250,268
 * AZZ, Inc.                                                                         900            13,725
   Bairnco Corp.                                                                     900            10,530
 * Baker (Michael) Corp.                                                             200             3,760
   Baldwin & Lyons, Inc. Class B                                                     750            19,500
 * Baldwin Technology Co., Inc. Class A                                            1,400             4,312
 * Ballantyne of Omaha, Inc.                                                       1,200             5,148
 * Bally Total Fitness Holding Corp.                                               8,200            27,306
 * Bancinsurance Corp.                                                               625             4,637
   Bandag, Inc. Class A                                                              900            41,022
   Banner Corp.                                                                    2,773            91,564
 * Barry (R.G.) Corp.                                                              1,300             4,550
   Bassett Furniture Industries, Inc.                                              3,100            61,101
   Bay View Capital Corp.                                                          1,272            21,878
 # Beazer Homes USA, Inc.                                                          1,300           161,200
   Belden CDT, Inc.                                                               11,046           256,157
 * Bell Industries, Inc.                                                           1,860             5,413
 * Bell Microproducts, Inc.                                                        7,150            61,132
 * Beverly Enterprises, Inc.                                                      11,800           102,306
   Beverly Hills Bancorp, Inc.                                                       108             1,070
 * Big 4 Ranch, Inc.                                                                 300                 0
 * Big Lots, Inc.                                                                  9,300           107,880
 * Biosource International, Inc.                                                   1,000             6,580
   Black Box Corp.                                                                 4,000           170,720
   Blair Corp.                                                                     1,800            63,000
 # Blockbuster, Inc. Class A                                                       8,800            74,624
 * Blue Martini Software, Inc.                                                     2,000             5,558
 * Bluegreen Corp.                                                                 7,000           111,300
 * BNS Co. Class A                                                                   240             1,596
   Bob Evans Farms, Inc.                                                           8,300           209,575
 * Boca Resorts, Inc.                                                              9,802           234,660
 * Bogen Communications International,
     Inc.                                                                          1,000             4,925
 * Bolt Technology Corp.                                                             300             1,572
 * Bombay Co., Inc.                                                                9,600            66,432
   Bon-Ton Stores, Inc.                                                            3,200            44,800
*# Bookham, Inc.                                                                   1,197             6,416
   Books-A-Million, Inc.                                                           2,700            24,894
 * Boston Communications Group, Inc.                                                 800             7,120
   BostonFed Bancorp, Inc.                                                         1,000            43,890
   Bowne & Co., Inc.                                                               9,400           144,760
 * Boyds Collection, Ltd.                                                         11,300            39,663
 * BrightStar Information Technology
     Group, Inc.                                                                   1,100                22
 * Brillian Corp.                                                                    850             2,618
   Brown Shoe Company, Inc.                                                          900            25,668
 * Bruker BioSciences Corp.                                                        4,653            21,450
 * Brush Engineered Materials, Inc.                                                  100   $         1,950
 * BSQUARE Corp.                                                                     100               114
 * BTU International, Inc.                                                         1,700             5,066
 * Buca, Inc.                                                                      4,852            29,112
 * Buckeye Technologies, Inc.                                                      9,723           120,468
   Building Materials Holding Corp.                                                3,500           127,575
   Burlington Coat Factory Warehouse
     Corp.                                                                        11,611           270,652
 * Butler International, Inc.                                                      1,000             4,580
   C&D Technologies, Inc.                                                          3,200            55,456
 * C-COR, Inc.                                                                       200             1,790
   Calgon Carbon Corp.                                                             9,700            90,695
 * California Coastal Communities, Inc.                                            1,000            22,290
   California First National Bancorp                                               1,000            13,249
 * Caliper Life Sciences, Inc.                                                     8,008            55,976
   Callaway Golf Co.                                                               4,900            57,624
 * Callon Petroleum Co.                                                            4,538            63,577
   Cambrex Corp.                                                                   1,200            29,760
 * Canterbury Consulting Group, Inc.                                                 142                61
 * Capital Pacific Holdings, Inc.                                                  1,200             4,770
 * Capital Senior Living Corp.                                                     7,400            38,406
 * Capstone Turbine Corp.                                                         13,100            24,497
 * Captaris, Inc.                                                                  7,800            38,298
 * Caraustar Industries, Inc.                                                      7,400           119,066
 * Cardiac Sciences, Inc.                                                          5,000            10,600
*# Cardiotech International, Inc.                                                    842             2,366
   Carpenter Technology Corp.                                                      5,935           346,901
 * Carriage Services, Inc.                                                         4,100            20,623
 * Carrington Laboratories, Inc.                                                   1,000             4,610
   Cascade Corp.                                                                   1,000            32,090
   Casey's General Stores, Inc.                                                   10,700           207,259
 * Castle (A.M.) & Co.                                                             1,600            20,352
   Castle Energy Corp.                                                             1,600            20,160
 * Casual Male Retail Group, Inc.                                                    900             3,888
 * Catalina Lighting, Inc.                                                           120             1,080
 * Catalytica Energy Systems, Inc.                                                 2,000             4,200
 * Cavalier Homes, Inc.                                                            3,300            18,249
   CDI Corp.                                                                         300             5,796
 * Celadon Group, Inc.                                                               900            19,260
 * Celebrity, Inc. Escrow Shares                                                     125                 0
   Celeritek, Inc.                                                                 3,000            10,830
 * Cell Genesys, Inc.                                                                200             1,468
 * CellStar Corp.                                                                  4,800            17,520
 * Centillium Communications, Inc.                                                   700             1,764
 * Central Garden & Pet Co.                                                        4,400           170,280
   Central Parking Corp.                                                           9,085           137,910
 * Century Business Services, Inc.                                                19,127            82,246
 * Cenveo, Inc.                                                                    6,300            20,097
 * Ceres Group, Inc.                                                               8,513            42,565
   CFS Bancorp, Inc.                                                               3,100            42,718
   Champion Industries, Inc.                                                       1,000             3,750
 * Championship Auto Racing Teams,
     Inc.                                                                          1,100               155
 * Champps Entertainment, Inc.                                                     3,000            23,820
 * Channell Commercial Corp.                                                         100               750
 * Charming Shoppes, Inc.                                                         29,641           277,143
 * Chart Industries, Inc.                                                              3               141
*# Charter Communications, Inc.                                                   35,057            75,723
   Chesapeake Corp.                                                                5,500           148,445
 * Chiquita Brands International, Inc.                                             2,500            49,450
 * Chromcraft Revington, Inc.                                                        100             1,251

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Chronimed, Inc.                                                                 3,000   $        19,770
 * Ciber, Inc.                                                                    18,600           173,538
 * CIENA Corp.                                                                     9,800            24,990
 * Cincinnati Bell, Inc.                                                          15,500            55,800
 * Ciprico, Inc.                                                                   1,000             4,150
   CIRCOR International, Inc.                                                      3,805            79,334
 * Cirrus Logic, Inc.                                                              7,700            45,661
 * Citizens, Inc.                                                                  1,300             8,385
 * Clark, Inc.                                                                     5,236            87,179
 * Clarus Corp.                                                                    4,500            39,037
 * CMS Energy Corp.                                                               25,925           264,435
 * CNA Surety Corp.                                                                9,130           119,238
   Coachmen Industries, Inc.                                                       4,100            65,887
 * Coast Dental Services, Inc.                                                       333             1,165
   Coast Distribution System                                                         800             5,440
 * Coastcast Corp.                                                                 1,000             2,290
 * Cobra Electronics Corp.                                                         1,000             8,100
 * Coeur d'Alene Mines Corp.                                                       2,500            11,475
 * Cogent Communications Group, Inc.                                                  96                76
 * Coherent, Inc.                                                                  7,697           222,366
 * Collins & Aikman Corp.                                                         20,600            73,130
 * Columbus McKinnon Corp.                                                         2,800            22,148
 * Comarco, Inc.                                                                   1,000             8,100
 * Comdial Corp.                                                                      40                46
 * Comforce Corp.                                                                  2,000             4,640
 * Comfort Systems USA, Inc.                                                      10,600            76,320
   Commerce Group, Inc.                                                              900            53,451
*# Commerce One, Inc.                                                              4,350               707
   Commercial Federal Corp.                                                       10,200           297,126
   Commercial Metals Co.                                                           7,500           340,050
 * Commonwealth Industries, Inc.                                                   1,600            20,944
   Communications Systems, Inc.                                                    1,000            11,680
   Community Bank System, Inc.                                                     5,500           152,350
 * Compex Technologies, Inc.                                                       3,000            14,700
 * CompuCredit Corp.                                                              11,400           273,258
 * Compudyne Corp.                                                                   200             1,420
 * Computer Horizons Corp.                                                         4,300            16,340
 * Computer Network Technology Corp.                                               7,200            41,040
 * Computer Task Group, Inc.                                                       4,200            15,288
 * CompX International, Inc.                                                         200             3,210
 * COMSYS IT Partners, Inc.                                                            4                36
 * Concord Camera Corp.                                                            6,500            17,160
 * Conexant Systems, Inc.                                                         14,234            28,326
 * Congoleum Corp. Class A                                                         1,000             5,680
 * Conmed Corp.                                                                    6,500           188,305
 * Consolidated Graphics, Inc.                                                     2,328           110,114
 * Consumer Portfolio Services, Inc.                                               4,389            19,048
 * Continental Airlines, Inc.                                                     18,350           204,419
 * Convera Corp.                                                                   1,700             7,922
*# Cooker Restaurant Corp.                                                           500                 2
   Cooper Tire & Rubber Co.                                                        9,900           202,158
 * Corixa Corp.                                                                    1,200             4,500
   Corn Products International, Inc.                                               6,600           359,172
 * Cornell Companies, Inc.                                                         3,352            49,107
 * Correctional Services Corp.                                                     3,000             8,340
 * Corrpro Companies, Inc.                                                           375               431
 * Cosine Communications, Inc.                                                     2,200             6,754
 * Covenant Transport, Inc. Class A                                                3,300            63,426
   CPAC, Inc.                                                                      1,000             5,170
 * Credence Systems Corp.                                                         12,000            91,680
 * Credit Acceptance Corp.                                                         7,000           173,250
 * Criticare Systems, Inc.                                                           600   $         1,596
 * Cross (A.T.) Co. Class A                                                        1,800             8,568
 * Cross Country Healthcare, Inc.                                                  7,728           137,172
 * Crossroads Systems, Inc.                                                        2,700             3,645
 * Crown Financial Group, Inc.                                                       500               165
 * Crown Media Holdings, Inc.                                                      8,100            71,766
 * CryoLife, Inc.                                                                  1,500            10,680
 * CSP, Inc.                                                                         266             2,341
   CSS Industries, Inc.                                                            1,500            48,195
   CT Communications, Inc.                                                         4,600            60,858
   CTS Corp.                                                                       9,000           120,240
 * Culp, Inc.                                                                      2,800            16,856
 * Cumulus Media, Inc. Class A                                                    14,400           220,032
 * CuraGen Corp.                                                                  12,161            73,331
 * Curative Health Services, Inc.                                                    400             2,284
 * Curis, Inc.                                                                     2,700            10,935
   Cutter & Buck, Inc.                                                             2,350            34,968
 * Cybersource Corp.                                                               1,600            11,296
 * Cybex International, Inc.                                                       1,400             6,090
*# CytRx Corp.                                                                       700               847
   D&E Communications, Inc.                                                        3,408            44,645
   D&K Healthcare Resources, Inc.                                                  4,019            29,178
 * Danielson Holding Corp.                                                         5,250            42,892
 * Data I/O Corp.                                                                  1,500             4,995
 * Data Systems & Software, Inc.                                                   1,500             1,650
 * Datalink Corp.                                                                  1,300             2,469
 * Dataram Corp.                                                                     700             4,179
 * Dave & Busters, Inc.                                                            1,400            26,180
 * Dawson Geophysical Co.                                                            300             7,005
   Deb Shops, Inc.                                                                 1,500            36,975
   Delphi Financial Group, Inc. Class A                                            7,511           348,961
   Delta Apparel, Inc.                                                               420             9,597
 * Delta Woodside Industries, Inc.                                                   525               346
 * Denali, Inc.                                                                    1,100               110
 * Devcon International Corp.                                                        400             6,200
 * Digimarc Corp.                                                                  4,100            37,761
 * Digital Angel Corp.                                                             5,600            35,784
 * Digitas, Inc.                                                                     830             6,814
   DIMON, Inc.                                                                    12,100            78,771
 * Discovery Partners International, Inc.                                          6,500            29,900
 * Distributed Energy Systems Corp.                                                8,300            22,244
 * Dixie Group, Inc.                                                               2,900            46,487
 * Dollar Thrifty Automotive Group, Inc.                                           6,900           185,541
 * Dominion Homes, Inc.                                                              800            16,528
   Donegal Group, Inc. Class A                                                       666            14,319
   Donegal Group, Inc. Class B                                                       333             6,577
 * Donnkenny, Inc.                                                                   350               105
 * DoubleClick, Inc.                                                              24,200           181,500
   Dover Motorsports, Inc.                                                         4,100            19,926
 * drugstore.com, Inc.                                                             6,900            22,425
 * DT Industries, Inc.                                                             1,300                 3
 * Duckwall-ALCO Stores, Inc.                                                      1,000            16,750
 * Ducommun, Inc.                                                                  2,100            53,235
 * DuPont Photomasks, Inc.                                                         4,800           126,624
 * Dura Automotive Systems, Inc.                                                   4,514            41,077
*# Dynegy, Inc.                                                                   32,000           180,800
 * E Com Ventures, Inc.                                                              250             2,972
 * E.piphany, Inc.                                                                18,400            83,168
   Eastern Co.                                                                       300             5,682
 * Echelon Corp.                                                                     200             1,512
   Ecology & Environment, Inc. Class A                                               200             1,760

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Eden Bioscience Corp.                                                           2,200   $         1,562
 * Edgewater Technology, Inc.                                                      1,567             6,550
   Electro Rent Corp.                                                              5,400            76,572
 * Electroglas, Inc.                                                               4,512            14,709
 * Electronics for Imaging, Inc.                                                   1,400            23,422
 * eLoyalty Corp.                                                                  1,000             5,030
   EMC Insurance Group, Inc.                                                       1,200            26,052
 * EMCOR Group, Inc.                                                                 600            27,732
 * EMCORE Corp.                                                                    7,600            20,216
 * Emisphere Technologies, Inc.                                                    2,100             6,441
 * Emmis Communications Corp.
     Class A                                                                       2,100            38,829
 * EMS Technologies, Inc.                                                          2,400            37,656
*# ENBC Corp.                                                                      1,600                 0
 * Encore Medical Corp.                                                              300             1,888
 * Endologix, Inc.                                                                   100               646
 * Enesco Group, Inc.                                                              3,700            27,306
 * EnPro Industries, Inc.                                                          1,200            34,488
 * Entravision Communications Corp.                                               15,800           129,560
 * Entrust, Inc.                                                                   3,100            11,563
 * ePlus, Inc.                                                                     1,900            23,997
 * ePresence, Inc. Escrow Shares                                                   2,300               299
 * ESS Technology, Inc.                                                              500             3,525
 * Esterline Technologies Corp.                                                    5,549           197,544
 * Evans & Sutherland Computer Corp.                                                 900             5,949
*# Evergreen Solar, Inc.                                                           2,200             7,456
 * Exabyte Corp.                                                                     100                31
 * Exar Corp.                                                                     10,200           142,596
 * Exelixis, Inc.                                                                    724             6,494
 * EZCORP, Inc. Class A Non-Voting                                                 2,100            22,449
 * Fab Industries, Inc.                                                              500             1,990
 * Fairchild Corp. Class A                                                         5,813            17,439
 * Falcon Products, Inc.                                                           1,600             1,396
*# FalconStor Software, Inc.                                                       1,200             9,396
 * Famous Dave's of America, Inc.                                                  1,700            18,904
   FBL Financial Group, Inc. Class A                                               7,100           201,782
 * Featherlite, Inc.                                                                 900             3,609
   Fedders Corp.                                                                     270               810
*# Federal-Mogul Corp.                                                             5,000             1,850
   Fidelity Southern Corp.                                                           500             9,065
 * Finishmaster, Inc.                                                                500             6,470
 * Finlay Enterprises, Inc.                                                        2,700            52,434
 * Firebrand Financial Group, Inc.                                                   300                12
   First Citizens BancShares, Inc.                                                 1,200           163,278
   First Defiance Financial Corp.                                                    700            19,152
   First Federal Bancshares of Arkansas,
     Inc.                                                                            400             8,708
 * First Horizon Pharmaceutical Corp.                                              5,400           105,624
   First Indiana Corp.                                                             3,600            83,412
 * First Investors Financial Services
     Group, Inc.                                                                     500             2,240
   First Keystone Financial, Inc.                                                    100             2,265
   First Niagara Financial Group, Inc.                                             1,700            24,548
   First Place Financial Corp.                                                     3,075            69,187
   First Republic Bank                                                             1,600            82,224
 * Fischer Imaging Corp.                                                             300             1,095
 * Flanders Corp.                                                                  1,700            16,966
   Flexsteel Industries, Inc.                                                        600            10,506
 * Flow International Corp.                                                        1,900             5,263
   Flowers Foods, Inc.                                                               850            25,950
 * Flowserve Corp.                                                                14,400           363,168
 * Foodarama Supermarkets, Inc.                                                      100   $         4,050
 * Footstar, Inc.                                                                  3,400            12,920
 * Forest Oil Corp.                                                                7,700           262,031
 * Forgent Networks, Inc.                                                          2,600             4,420
 * Foster (L.B.) Co. Class A                                                       1,800            15,840
 * Foster Wheeler, Ltd.                                                              305             4,340
 * FPIC Insurance Group, Inc.                                                      2,500            82,575
 * Franklin Covey Co.                                                              3,400             6,766
 * Franklin Electronic Publishers, Inc.                                              500             2,200
 * Fresh Choice, Inc.                                                                500               215
   Friedman Industries, Inc.                                                         636             5,202
 * Friedmans, Inc. Class A                                                         4,200             7,077
 * Frontier Airlines, Inc.                                                        10,900           127,857
 * Frozen Food Express Industries, Inc.                                            4,200            49,560
 * FSI International, Inc.                                                         6,500            29,250
*# FuelCell Energy, Inc.                                                             900             9,045
   Fuller (H.B.) Co.                                                                 600            17,172
   Furniture Brands International, Inc.                                            2,900            70,441
 * G-III Apparel Group, Ltd.                                                         600             3,690
 * Gadzooks, Inc.                                                                  1,600             2,592
 * Gaiam, Inc.                                                                     1,300             6,825
   GameTech International, Inc.                                                    1,600             6,130
 * Gateway, Inc.                                                                  44,700           304,407
   GATX Corp.                                                                     12,800           376,832
 * Gaylord Entertainment Co.                                                      11,149           392,891
 * Gehl Co.                                                                        1,000            21,990
*# Genaissance Pharmaceuticals, Inc.                                               1,500             2,310
   Gencorp, Inc.                                                                   7,400           124,394
 * Gene Logic, Inc.                                                                8,200            27,634
 * Genesee & Wyoming, Inc.                                                         4,001           110,308
 * Genesis HealthCare Corp.                                                          500            16,125
 * Genesis Microchip, Inc.                                                         3,099            50,545
 * Gerber Scientific, Inc.                                                         5,500            43,175
 * Giant Group, Ltd.                                                                 400               620
 * Giant Industries, Inc.                                                          3,400            95,200
   Gibraltar Industries, Inc.                                                      2,700            65,043
 * Gibraltar Packaging Group, Inc.                                                   900             1,912
   Glatfelter (P.H.) Co.                                                          11,400           163,362
 * Glenayre Technologies, Inc.                                                     7,600            13,908
 * Globecomm Systems, Inc.                                                         1,400             8,792
 * Glowpoint, Inc.                                                                 3,800             4,598
 * GoAmerica, Inc.                                                                    21               257
*# Goodyear Tire & Rubber Co.                                                     16,500           208,230
   Goody's Family Clothing, Inc.                                                   4,200            40,908
   Gorman-Rupp Co.                                                                   200             4,580
 * Gottschalks, Inc.                                                               1,400            12,600
 * GP Strategies Corp.                                                             1,500            10,650
   Granite Construction, Inc.                                                      1,100            29,194
 * Graphic Packaging Corp.                                                         4,100            33,456
   Gray Television, Inc.                                                          10,939           164,085
   Gray Television, Inc. Class A                                                   1,000            13,870
   Great American Financial Resources,
     Inc.                                                                          2,000            34,920
 * Great Atlantic & Pacific Tea Co., Inc.                                         10,000            75,600
 * Group 1 Automotive, Inc.                                                        5,600           165,256
 * GTC Biotherapeutics, Inc.                                                       6,700            10,251
 * GTSI Corp.                                                                      2,100            21,294
   Guaranty Federal Bancshares, Inc.                                                 100             2,379
 * Guilford Pharmaceuticals, Inc.                                                  1,900            10,716
 * Gulfmark Offshore, Inc.                                                         5,200           108,212
 * Ha-Lo Industries, Inc.                                                          3,600                 3

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
Haggar Corp.                                                                         600   $        13,260
 * Hain Celestial Group, Inc.                                                      9,000           174,870
   Hancock Fabrics, Inc.                                                           1,100            10,956
   Handleman Co.                                                                   4,191            88,849
 * Hanger Orthopedic Group, Inc.                                                   5,800            45,240
 * Hanover Compressor Co.                                                         24,002           350,429
   Hardinge, Inc.                                                                  1,000            11,200
   Harleysville Group, Inc.                                                        7,273           174,843
 * Hartmarx Corp.                                                                  2,800            22,596
 * Harvard Bioscience, Inc.                                                        4,900            19,453
 * Hastings Entertainment, Inc.                                                    3,300            26,961
   Haverty Furniture Co., Inc.                                                     2,200            44,330
 * Hawaiian Holdings, Inc.                                                         3,200            20,032
 * Hawk Corp.                                                                      2,300            19,435
 * HealthTronics Surgical Services, Inc.                                           5,386            40,233
 * HEI, Inc.                                                                         100               244
   Heico Corp.                                                                     2,200            47,080
   Heico Corp. Class A                                                               401             6,580
   Helmerich & Payne, Inc.                                                        12,200           398,086
 * Herley Industries, Inc.                                                         3,300            67,947
 * Hexcel Corp.                                                                    4,700            71,675
   HF Financial Corp.                                                                330             6,113
   Hirsch International Corp. Class A                                                600               690
   HMN Financial, Inc.                                                               750            23,970
 * HMS Holdings Corp.                                                              3,400            23,868
 * Hoenig Group Escrow Shares                                                        500               115
   Holly Corp.                                                                     3,700           104,229
 * Hollywood Media Corp.                                                           3,100            13,919
 * Home Products International, Inc.                                               1,000             2,230
 * HomeStore, Inc.                                                                 3,200             8,320
   Hooper Holmes, Inc.                                                            15,200            79,800
   Horace Mann Educators Corp.                                                    11,066           210,254
 * Horizon Health Corp.                                                            1,300            31,187
*# Horizon Offshore, Inc.                                                          6,900             2,415
 * Houston Exploration Co.                                                         6,600           395,340
 * Huffy Corp.                                                                     2,900               587
   Hughes Supply, Inc.                                                             4,580           150,590
 * Human Genome Sciences, Inc.                                                     3,300            36,300
 * Hurco Companies, Inc.                                                             100             1,601
 * Hypercom Corp.                                                                 11,200            68,096
 * I-many, Inc.                                                                    4,000             5,400
 * ICO, Inc.                                                                       2,200             6,666
 * Identix, Inc.                                                                   8,878            70,403
 * IDT Corp.                                                                       6,300            92,421
 * IDT Corp. Class B                                                               2,500            38,425
 * iGATE Capital Corp.                                                             8,508            34,032
   IKON Office Solutions, Inc.                                                    22,900           258,312
   Imation Corp.                                                                   2,300            74,083
 * IMCO Recycling, Inc.                                                            3,700            59,792
 * ImmunoGen, Inc.                                                                 5,800            45,356
 * IMPCO Technologies, Inc.                                                        1,900            12,616
 * Imperial Sugar Co.                                                              2,100                 0
 * Imperial Sugar Co.                                                              2,416            47,329
 * Incyte Corp.                                                                    9,259            95,090
 * Industrial Distribution Group, Inc.                                             1,900            15,639
   Infinity Property & Casualty Corp.                                                200             7,400
 * InFocus Corp.                                                                  10,600            71,020
 * Infonet Services Corp.                                                         36,600            72,834
 * Inforte Corp.                                                                   3,100            20,956
 * Infosonics Corp.                                                                  400             1,336
   Ingles Market, Inc. Class A                                                     3,000            38,370
 * Innotrac Corp.                                                                  1,200   $        10,140
 * Innovative Clinical Solutions, Ltd.                                                52                 0
 * Innovex, Inc.                                                                   4,300            21,457
 * Input/Output, Inc.                                                              5,100            44,727
 * Insight Communications Co., Inc.                                               13,537           114,658
 * Insight Enterprises, Inc.                                                       6,764           136,836
 * Insituform Technologies, Inc. Class A                                             200             4,668
*# Insmed, Inc.                                                                    1,600             2,512
 * Instinet Group, Inc.                                                            3,500            20,965
 * Insurance Auto Auctions, Inc.                                                   3,213            71,296
 * InsWeb Corp.                                                                      333               823
 * Integrated Electrical Services, Inc.                                           11,100            33,522
 * Integrated Information Systems, Inc.                                              200                26
 * Integrated Silicon Solution, Inc.                                               1,100             8,426
 * Intelligent Systems Corp.                                                         500             1,150
 * Interface, Inc. Class A                                                        11,000           108,900
 * Interland, Inc.                                                                 4,600            14,444
   Intermet Corp.                                                                  6,072               789
   International Aluminum Corp.                                                      500            16,450
 * International Shipholding Corp.                                                   400             5,996
 * Internet Commerce Corp.                                                           400               540
   Interpool, Inc.                                                                13,950           297,833
 * Interstate Hotels & Resorts, Inc.                                               2,300            10,925
 * Interwoven, Inc.                                                                  900             8,730
 * Iomega Corp.                                                                   12,600            57,330
 * Ionics, Inc.                                                                    6,300           272,223
 * Iridex Corp.                                                                      500             2,035
 * ITLA Capital Corp.                                                              1,000            54,630
 * iVillage, Inc.                                                                  2,100             9,965
 * IXYS Corp.                                                                      2,991            27,786
 * J Net Enterprises, Inc.                                                           800             2,120
 * J. Alexander's Corp.                                                            1,000             7,050
 * Jaclyn, Inc.                                                                      200             1,330
 * Jaco Electronics, Inc.                                                            550             2,382
 * Jacuzzi Brands, Inc.                                                            7,900            73,786
 * Jakks Pacific, Inc.                                                             6,300           117,306
 * JDA Software Group, Inc.                                                        7,400            97,088
 * Jo-Ann Stores, Inc.                                                             4,300           118,336
 * Johnson Outdoors, Inc.                                                          1,500            30,345
 * JPS Industries, Inc.                                                            1,000             3,745
 * K2, Inc.                                                                       12,697           214,325
 * Kadant, Inc.                                                                    3,900            78,975
   Kaman Corp. Class A                                                             6,200            74,400
 * Kansas City Southern                                                           17,500           297,675
 * Katy Industries, Inc.                                                             800             4,320
 * Keane, Inc.                                                                     2,200            34,100
 * Keith Companies, Inc.                                                           1,114            18,994
 * Kellstrom Industries, Inc.                                                      1,200                 1
   Kellwood Co.                                                                    7,718           268,664
   Kelly Services, Inc. Class A                                                    5,300           161,120
 * Kemet Corp.                                                                    24,212           214,518
 * Kendle International, Inc.                                                      3,100            25,699
 * Kennedy-Wilson, Inc.                                                            1,000             7,175
 * Key Technology, Inc.                                                              100               953
 * Key Tronic Corp.                                                                1,000             3,170
 * Keynote Systems, Inc.                                                           1,700            21,641
 * Keystone Consolidated Industries, Inc.                                             98                 6
   Kimball International, Inc. Class B                                             5,971            88,968
 * Kindred Healthcare, Inc.                                                        9,300           253,890
   Knape & Vogt Manufacturing Co.                                                    550             6,831
 * Knight Trading Group, Inc.                                                     22,000           251,020

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Koala Corp.                                                                       800   $            76
   La-Z-Boy, Inc.                                                                  2,700            41,445
 * LaBranche & Co., Inc.                                                          14,030           112,380
 * LaCrosse Footwear, Inc.                                                           900             8,865
 * Ladish Co., Inc.                                                                2,200            24,266
 * Lakes Entertainment, Inc.                                                       4,550            63,473
 * Lancer Corp.                                                                    1,300            15,327
   LandAmerica Financial Group, Inc.                                               4,700           250,980
   Landry's Restaurants, Inc.                                                      7,200           212,760
 * Lantronix, Inc.                                                                 2,300             2,254
 * Large Scale Biology Corp.                                                       1,000             1,080
 * Lattice Semiconductor Corp.                                                    26,200           139,856
 * Lazare Kaplan International, Inc.                                               1,000             9,900
 * LCC International, Inc. Class A                                                 4,300            21,887
 * Lesco, Inc.                                                                     2,700            32,400
 * Liberate Technologies, Inc.                                                    10,900            24,580
   Liberty Corp.                                                                   4,310           187,916
 * Lightbridge, Inc.                                                               6,000            28,140
 * LightPath Technologies, Inc.                                                      287             1,191
 * Lin TV Corp.                                                                    1,200            21,624
 * Linens 'n Things, Inc.                                                          3,000            74,520
   Lithia Motors, Inc. Class A                                                     3,868            98,170
 * LMI Aerospace, Inc.                                                               300             2,217
   LNR Property Corp.                                                              5,250           328,388
 * Lodgian, Inc.                                                                       6                64
 * Logic Devices, Inc.                                                             1,100             1,474
 * LogicVision, Inc.                                                               1,100             2,277
   Lone Star Steakhouse & Saloon, Inc.                                             5,300           143,047
   Longs Drug Stores Corp.                                                         9,700           258,990
   Longview Fibre Co.                                                             13,300           231,154
   Louisiana-Pacific Corp.                                                         4,400           107,668
   LSI Industries, Inc.                                                            5,100            50,694
 * LTX Corp.                                                                         100               714
 * Luby's, Inc.                                                                    5,700            40,698
   Lufkin Industries, Inc.                                                           700            28,182
 * Lydall, Inc.                                                                    3,900            43,602
 * M&F Worldwide Corp.                                                             4,700            61,335
   M/I Homes, Inc.                                                                   700            31,647
 * Mac-Gray Corp.                                                                  1,700            13,005
   MAF Bancorp, Inc.                                                               2,190           100,521
 * Magna Entertainment Corp.                                                       2,000            12,000
 * Magnetek, Inc.                                                                  6,500            42,965
 * Magnum Hunter Resources, Inc.                                                  22,284           298,606
 * Main Street Restaurant Group, Inc.                                              3,800             5,510
 * MAIR Holdings, Inc.                                                             4,800            44,160
 * Management Network Group, Inc.                                                  7,100            14,058
 * Manchester Technologies, Inc.                                                   1,000             4,900
 * Manugistic Group, Inc.                                                         14,000            38,500
 * Mapinfo Corp.                                                                     400             4,780
*# Marisa Christina, Inc.                                                            600               744
   Maritrans, Inc.                                                                   500             9,025
 * Marlton Technologies, Inc.                                                        200               140
   Marsh Supermarkets, Inc. Class A                                                  300             3,567
   Marsh Supermarkets, Inc. Class B                                                  400             5,116
 * Marten Transport, Ltd.                                                            200             4,390
 # Massey Energy Co.                                                               4,900           172,088
 * Mastec, Inc.                                                                   12,400           104,036
 * Material Sciences Corp.                                                         3,100            51,832
 * Matrix Service Co.                                                                100               745
 * Maxco, Inc.                                                                       700             2,443
   Maxcor Financial Group, Inc.                                                    1,400            12,740
*# Maxim Pharmaceuticals, Inc.                                                     2,000   $         5,820
 * Maxtor Corp.                                                                    2,800            10,696
 * Maxxam, Inc.                                                                    1,000            29,990
 * Maxygen, Inc.                                                                   4,200            42,378
 * Mayor's Jewelers, Inc.                                                          3,400             2,142
 * McDATA Corp.                                                                      300             1,695
   MCG Capital Corp.                                                                 400             6,800
   McRae Industries, Inc. Class A                                                    200             2,800
 * MDI, Inc.                                                                       1,400             1,232
 * Meade Instruments Corp.                                                         4,700            14,899
 * Meadowbrook Insurance Group, Inc.                                               7,000            35,490
 * MedCath Corp.                                                                   4,115            89,378
   Media General, Inc. Class A                                                     2,400           149,280
*# Medialink Worldwide, Inc.                                                         500             1,560
 * Medicore, Inc.                                                                    500             3,355
 * MedQuist, Inc.                                                                  7,100            86,088
   Mercury Air Group, Inc.                                                           600             2,370
 * Meridian Resource Corp.                                                         2,200            15,026
 * Merix Corp.                                                                       500             5,440
 * Merrimac Industries, Inc.                                                         200             1,840
 * Metals USA, Inc.                                                                  800            15,000
 * MetaSolv, Inc.                                                                  7,807            19,049
 * Metris Companies, Inc.                                                         15,100           174,858
 * Metro One Telecommunications, Inc.                                              5,500             9,240
   MGP Ingredients, Inc.                                                           1,800            16,812
 * Michael Anthony Jewelers, Inc.                                                    500             1,028
 * Micro Component Technology, Inc.                                                  800               520
 * Micro Linear Corp.                                                              1,100             5,071
 * MicroFinancial, Inc.                                                            2,300             8,993
 * Microtek Medical Holdings, Inc.                                                 6,200            25,296
 * Microtune, Inc.                                                                 5,200            31,096
*# Midway Games, Inc.                                                                300             3,252
 * Midwest Air Group, Inc.                                                         4,700            14,100
 * Mikohn Gaming Corp.                                                             1,500            12,225
 * Milacron, Inc.                                                                 11,326            33,865
 * MIM Corp.                                                                         100               647
   Minerals Technologies, Inc.                                                     4,600           305,210
 * MIPS Technologies, Inc.                                                         2,500            21,875
 * Misonix, Inc.                                                                     900             5,679
 * Mission Resources Corp.                                                         5,200            32,292
 * Mitcham Industries, Inc.                                                        1,000             7,500
 * MKS Instruments, Inc.                                                          11,000           186,890
 * Mobile Mini, Inc.                                                               3,200            96,928
   Modine Manufacturing Co.                                                        7,103           228,361
 * Modtech Holdings, Inc.                                                          3,163            25,810
 * Mondavi (Robert) Corp. Class A                                                  2,600           146,380
 * Monterey Pasta Co.                                                              4,700            15,040
 * Motorcar Parts of America, Inc.                                                   200             1,467
   Movado Group, Inc.                                                              4,274            78,642
   Movie Gallery, Inc.                                                               100             1,743
 * MPS Group, Inc.                                                                27,300           307,398
 * MRV Communications, Inc.                                                        9,500            36,661
 * MSC.Software Corp.                                                              7,800            74,178
   Mueller Industries, Inc.                                                        8,141           250,173
   Myers Industries, Inc.                                                          8,387            95,025
   NACCO Industries, Inc. Class A                                                    800            87,592
*# Nanogen, Inc.                                                                   2,200             9,878
 * Nanometrics, Inc.                                                               2,800            45,556
*# Napco Security Systems, Inc.                                                    1,200            11,880
   Nash Finch Co.                                                                  2,936           108,955
 * Nashua Corp.                                                                      500             5,250

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Nassda Corp.                                                                      200   $           856
 * NATCO Group, Inc. Class A                                                       2,200            18,656
 * Nathan's Famous, Inc.                                                           1,400            11,690
   National Home Health Care Corp.                                                   200             2,298
 * National Patent Development Corp.                                               1,500             2,580
   National Presto Industries, Inc.                                                  800            36,272
 * National Research Corp.                                                           300             4,800
 * National RV Holdings, Inc.                                                      2,200            21,406
 * National Technical Systems, Inc.                                                1,100             5,841
 * Natrol, Inc.                                                                    1,000             3,380
 * Natural Alternatives International, Inc.                                          200             1,880
 * Natus Medical, Inc.                                                             2,000            14,400
 * Navidec, Inc.                                                                      38               163
 * Navigant International, Inc.                                                    3,800            41,724
 * Navigators Group, Inc.                                                          2,700            76,275
 * NCI Building Systems, Inc.                                                      4,800           178,080
 * NCO Group, Inc.                                                                 7,914           198,721
 * Neoforma, Inc.                                                                  3,000            22,290
 * NeoMagic Corp.                                                                  5,100             4,335
 * NES Rentals Holdings, Inc.                                                          5                55
 * Net2Phone, Inc.                                                                10,700            36,701
   NetBank, Inc.                                                                   2,148            22,060
 * NetIQ Corp.                                                                    14,100           173,007
 * NetRatings, Inc.                                                                6,439           128,780
 * Netscout System, Inc.                                                           3,800            28,766
 * Network Engines, Inc.                                                             100               233
 * Network Equipment Technologies,
     Inc.                                                                          6,000            57,060
 * Neurogen Corp.                                                                  3,600            31,500
 * New Brunswick Scientific Co., Inc.                                                609             3,289
 * New Horizons Worldwide, Inc.                                                    1,250             4,350
 * NewMarket Corp.                                                                 3,240            62,176
 * Newpark Resources, Inc.                                                        15,200            86,944
 * Newport Corp.                                                                   9,900           122,166
   Niagara Corp.                                                                   1,200             9,540
 * NMS Communications Corp.                                                        1,600            10,221
 * NMT Medical, Inc.                                                               1,200             5,088
 * Nobel Learning Communities, Inc.                                                  200             1,450
 * Norstan, Inc.                                                                   1,800             6,894
 * North America Galvanizing & Coatings,
     Inc.                                                                            100               194
 * North American Scientific, Inc.                                                 1,600             7,200
 * Northwest Pipe Co.                                                                500             9,550
 * NovaMed, Inc.                                                                   3,900            18,525
 * Nu Horizons Electronics Corp.                                                   4,200            34,864
   NUI Corp.                                                                          57               781
   NWH, Inc.                                                                         400             5,980
 * NYFIX, Inc.                                                                     6,400            40,896
   NYMAGIC, Inc.                                                                   1,000            24,530
 * O'Charleys, Inc.                                                                  200             3,800
 * O.I. Corp.                                                                        400             4,312
 * Obie Media Corp.                                                                  500             3,425
*# OCA, Inc.                                                                      13,000            74,360
 * Ocwen Financial Corp.                                                           6,352            59,264
 * Odd Job Stores, Inc.                                                            1,000             2,250
 * Offshore Logistics, Inc.                                                        5,900           223,610
 * Ohio Casualty Corp.                                                            15,636           335,861
 * Oil States International, Inc.                                                 10,416           212,174
   Oil-Dri Corp. of America                                                          100             1,600
 * Olympic Steel, Inc.                                                             1,800            48,600
 * OM Group, Inc.                                                                  1,800            55,332
 * Omega Protein Corp.                                                             5,900   $        49,619
 * Omnova Solutions, Inc.                                                            800             4,568
 * On Assignment, Inc.                                                             6,200            32,364
 * One Price Clothing Stores, Inc.                                                   543                 2
*# Oneida, Ltd.                                                                    2,600             6,578
   Onyx Acceptance Corp.                                                             700            19,509
 * Opinion Research Corp.                                                            600             3,789
 * Oplink Communications, Inc.                                                     1,100             2,255
 * OPTi, Inc.                                                                      1,200             1,728
 * Oregon Steel Mills, Inc.                                                        4,800            86,304
 * Orthologic Corp.                                                                1,900            10,887
 * Oscient Pharmaceutical Corp.                                                    2,700             8,802
 * OSI Systems, Inc.                                                               3,800            82,536
   Outlook Group Corp.                                                               400             2,852
   Overseas Shipholding Group, Inc.                                                6,500           426,985
 * OYO Geospace Corp.                                                              1,400            22,176
 * Pacific Premier Bancorp, Inc.                                                     700             9,975
 * Palm Harbor Homes, Inc.                                                           200             3,122
 * PAR Technology Corp.                                                            1,000            11,820
 * Paradyne Networks Corp.                                                         1,500             5,820
   Park Electrochemical Corp.                                                      2,050            43,235
 * Parker Drilling Co.                                                            19,600            85,652
 * Park-Ohio Holdings Corp.                                                          256             5,755
   Parkvale Financial Corp.                                                          100             3,121
 * Parlex Corp.                                                                    2,100            12,810
 * Parlux Fragrances, Inc.                                                         2,400            43,032
 * Pathmark Stores, Inc.                                                           7,048            38,834
 * Patrick Industries, Inc.                                                        1,000            11,040
   PAULA Financial                                                                   300               600
 * Payless Cashways, Inc.                                                             34                 0
 * Payless ShoeSource, Inc.                                                       17,700           206,736
 * PC Connection, Inc.                                                             5,900            41,477
 * PC-Tel, Inc.                                                                    4,800            38,736
 * Pediatric Services of America, Inc.                                             1,600            16,496
 * Peerless Systems Corp.                                                            700             1,001
 * Pegasus Solutions, Inc.                                                         5,400            63,126
 * Pemstar, Inc.                                                                   9,345            14,307
   Penford Corp.                                                                     400             6,720
 * Penn Treaty American Corp.                                                      2,700             4,860
   Penn-America Group, Inc.                                                        3,550            52,576
   Pep Boys - Manny, Moe & Jack                                                   15,100           237,825
 * Perceptron, Inc.                                                                1,800            12,366
 * Performance Food Group Co.                                                      1,400            36,736
 * Pericom Semiconductor Corp.                                                     6,100            53,558
 * Perry Ellis International, Inc.                                                 2,200            41,998
 * Petrocorp, Inc. Escrow Shares                                                   1,700               102
 * Pharmacopia Drug Discovery, Inc.                                                1,700             9,826
 * PharmChem, Inc.                                                                   500                10
   Phillips-Van Heusen Corp.                                                       8,100           221,130
 * Phoenix Technologies, Ltd.                                                      5,700            46,227
 * Photronics, Inc.                                                                6,700           126,228
 * Pico Holdings, Inc.                                                             1,780            36,686
   Pinnacle Bancshares, Inc.                                                         200             3,040
 * Pinnacle Entertainment, Inc.                                                    7,800           141,804
 * Piper Jaffray Companies, Inc.                                                   1,100            50,611
 * Planar Systems, Inc.                                                              500             5,330
 * PLATO Learning, Inc.                                                              100               699
 * Plexus Corp.                                                                    9,400           129,250
 * PMA Capital Corp. Class A                                                       7,451            74,137
   Pocahontas Bancorp, Inc.                                                        1,100            17,215
 * PolyOne Corp.                                                                   6,000            55,380

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Pomeroy IT Solutions, Inc.                                                      3,200   $        43,712
   Pope & Talbot, Inc.                                                             1,500            25,200
 * Power-One, Inc.                                                                   100               919
 * Powerwave Technologies, Inc.                                                   14,701           118,902
 * PPT Vision, Inc.                                                                  300               264
 * PRAECIS Pharmaceuticals, Inc.                                                  10,457            22,064
   Preformed Line Products Co.                                                       200             5,650
   Presidential Life Corp.                                                         7,200           120,312
 * Pressure BioSciences, Inc.                                                        200               610
 * PRG-Schultz International, Inc.                                                12,600            68,040
 * Price Communications Corp.                                                      2,500            45,275
 * Pricesmart, Inc.                                                                1,550            12,323
 * Printronix, Inc.                                                                  300             5,052
 * Procom Technology, Inc.                                                           900             1,188
   Programmers Paradise, Inc.                                                        400             4,540
 * Protection One, Inc.                                                            4,900             1,274
   Providence & Worcester Railroad Co.                                               200             2,460
 * Province Healthcare Co.                                                           300             6,732
 * PTEK Holdings, Inc.                                                             1,500            15,795
   Pulitzer, Inc.                                                                  2,100           133,581
 * Pure World, Inc.                                                                  520               884
   Pyramid Breweries, Inc.                                                           300               645
   Quaker Fabric Corp.                                                             4,050            23,288
 * Quality Dining, Inc.                                                            1,400             4,396
   Quanex Corp.                                                                    4,100           241,900
 * Quanta Services, Inc.                                                          28,900           222,819
 * Quantum Corp.                                                                   6,300            18,018
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                               1,800            11,178
 * QuickLogic Corp.                                                                6,000            14,640
 * Quigley Corp.                                                                     300             2,424
 * Quovadx, Inc.                                                                   8,493            16,222
 * R&B, Inc.                                                                       1,100            27,500
 * Radiologix, Inc.                                                                4,600            17,250
 * RadiSys Corp.                                                                     300             4,227
 * RailAmerica, Inc.                                                               9,166           117,325
 * Raindance Communictions, Inc.                                                     100               231
   Raytech Corp.                                                                   3,300             6,105
 * RCM Technologies, Inc.                                                          1,500             7,650
 * Reading International, Inc. Class A                                             1,091             9,175
 * Reading International, Inc. Class B                                                60               495
*# Redhook Ale Brewery, Inc.                                                       1,000             3,500
 * Refac                                                                              60               257
   Regal-Beloit Corp.                                                              6,006           169,429
 * Regent Communications, Inc.                                                    12,500            71,375
 * Register.com, Inc.                                                              3,900            22,698
 * Reliability, Inc.                                                                 500               395
   Reliance Steel & Aluminum Co.                                                   7,500           299,325
 * Relm Wireless Corp.                                                               400               820
 * Remec, Inc.                                                                    10,700            64,521
 * RemedyTemp, Inc.                                                                1,900            20,938
 * Rent-Way, Inc.                                                                  6,400            54,272
 * Reptron Electronics, Inc.                                                          39               287
 * Republic First Bancorp, Inc.                                                      330             5,049
 * Res-Care, Inc.                                                                  4,700            70,500
   Resource America, Inc.                                                          3,800           111,834
 * Restoration Hardware, Inc.                                                      1,400             7,126
 * Retail Ventures, Inc.                                                           8,328            61,044
 * Rex Stores Corp.                                                                2,450            43,120
   Riggs National Corp.                                                            7,000           140,840
   Riverview Bancorp, Inc.                                                           300             6,462
 * Riviera Tool Co.                                                                  300   $           735
   RLI Corp.                                                                       5,600           233,240
 * Roadhouse Grill, Inc.                                                             850               128
   Roanoke Electric Steel Corp.                                                    1,700            30,583
   Robbins & Myers, Inc.                                                           3,700            89,318
*# Robotic Vision Systems, Inc.                                                      360               166
 * Rochester Medical Corp.                                                           200             1,800
   Rock of Ages Corp.                                                                500             3,706
 * Rockford Corp.                                                                  2,200             4,818
   Rock-Tenn Co. Class A                                                           8,900           143,646
 * Rocky Shoes & Boots, Inc.                                                         100             2,080
 * RTI International Metals, Inc.                                                  5,100           109,905
 * RTW, Inc.                                                                         700             6,391
 * Rubio's Restaurants, Inc.                                                       2,500            33,200
   Ruddick Corp.                                                                   6,396           139,497
 * Rural/Metro Corp.                                                               1,300             4,485
 * Rush Enterprises, Inc. Class A                                                    500             7,590
 * Rush Enterprises, Inc. Class B                                                    500             8,060
   Russ Berrie & Co., Inc.                                                         3,200            72,768
   Russell Corp.                                                                   8,100           148,554
 * Ryan's Restaurant Group, Inc.                                                   6,700           102,309
   Ryerson Tull, Inc.                                                              6,529           105,639
 * S&K Famous Brands, Inc.                                                           300             4,806
 * Safeguard Scientifics, Inc.                                                    27,700            55,677
 * SafeNet, Inc.                                                                   5,940           211,820
*# Salton, Inc.                                                                    3,000            18,330
 * Sands Regent Casino Hotel                                                         400             4,780
 * SatCon Technology Corp.                                                         1,300             2,639
   Saucony, Inc. Class B                                                             300             7,392
   Sauer-Danfoss, Inc.                                                               600            11,916
 * SBS Technologies, Inc.                                                          2,800            36,568
 * ScanSoft, Inc.                                                                 12,486            45,574
 * Scheid Vineyards, Inc.                                                            200             1,142
 * Schlotzsky's, Inc.                                                              1,000                38
 * Scholastic Corp.                                                                  500            16,470
 * Schuff International, Inc.                                                      1,200             3,312
   Schulman (A.), Inc.                                                             7,000           150,150
   Schweitzer-Maudoit International,
     Inc.                                                                          2,400            82,944
 * SCM Microsystems, Inc.                                                          3,000            10,230
   SCPIE Holdings, Inc.                                                            1,200            11,988
 * SCS Transportation, Inc.                                                        3,900            82,485
   Seaboard Corp.                                                                    200           150,000
 * Seabulk International, Inc.                                                     7,100            84,632
 * SEACOR Holdings, Inc.                                                           4,861           269,786
 * Secom General Corp.                                                                80                98
 * SED International Holdings, Inc.                                                  100                93
 * Selas Corp. of America                                                            500             1,040
 * Selectica, Inc.                                                                 9,800            37,730
   Selective Insurance Group, Inc.                                                 7,200           322,488
 * Sequa Corp. Class A                                                               200            11,940
 * Sequenom, Inc.                                                                  8,400             7,476
 * Service Corp. International                                                    43,200           304,992
 * Sharper Image Corp.                                                               600            11,496
 * Shaw Group, Inc.                                                               16,170           238,184
 * Shiloh Industries, Inc.                                                         1,800            23,364
 * Shoe Carnival, Inc.                                                             3,100            40,424
 * Sholodge, Inc.                                                                    600             2,742
 * ShopKo Stores, Inc.                                                             9,900           177,012
 * SIFCO Industries, Inc.                                                            400             1,680
*# Silicon Graphics, Inc.                                                         12,400            19,964

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Simmons First National Corp.
     Class A                                                                       1,500   $        43,500
 * SimpleTech, Inc.                                                                6,300            31,311
 * Sipex Corp.                                                                     3,100            17,050
 * Sitel Corp.                                                                    16,300            36,186
 * Six Flags, Inc.                                                                24,100           117,126
 * Skechers U.S.A., Inc. Class A                                                   2,800            32,508
   Skyline Corp.                                                                     900            37,215
   Skywest, Inc.                                                                     900            17,127
 * Skyworks Solutions, Inc.                                                       26,100           259,173
 * SL Industries, Inc.                                                               200             2,782
 * Smart & Final Food, Inc.                                                        2,900            41,992
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                          2,000             9,280
   Smith (A.O.) Corp.                                                              5,700           171,285
   Smith (A.O.) Corp. Convertible
     Class A                                                                         300             9,015
 * Smithway Motor Xpress Corp.
     Class A                                                                         600             4,350
 * Sola International, Inc.                                                        7,800           168,480
 * Somera Communications, Inc.                                                     7,400             8,214
   Sonic Automotive, Inc.                                                          7,287           180,936
 * Sonic Foundry, Inc.                                                             1,700             3,026
 * Sonic Innovations, Inc.                                                           200               814
 * SonicWALL, Inc.                                                                15,500            95,325
   Sound Federal Bancorp, Inc.                                                       100             1,520
 * SOURCECORP, Inc.                                                                3,700            61,531
   South Jersey Industries, Inc.                                                   3,300           169,653
 * Southern Energy Homes, Inc.                                                     1,600             7,392
 * Southwall Technologies, Inc.                                                    2,300             2,576
 * Spacehab, Inc.                                                                    900             2,070
 * Spartan Stores, Inc.                                                            4,300            22,360
 * Sparton Corp.                                                                     578             5,624
 * Spectrum Control, Inc.                                                            700             5,222
 * Spherion Corp.                                                                 14,200           111,896
 * Spinnaker Exploration Co.                                                       8,768           318,015
 * Sport Chalet, Inc.                                                                600             7,801
 * Sport Supply Group, Inc.                                                          300               615
 * SportsLine.com, Inc.                                                            2,100             3,633
 * Stage Stores, Inc.                                                                300            12,297
 * Stamps.com, Inc.                                                                  200             3,094
   Standard Commercial Corp.                                                       2,956            55,632
 * Standard Management Corp.                                                         700             2,520
 * Standard Microsystems Corp.                                                       100             2,458
   Standard Motor Products, Inc.                                                   4,600            71,714
   Standard Register Co.                                                           5,700            75,012
   Starrett (L.S.) Co. Class A                                                       200             3,976
   State Financial Services Corp.
     Class A                                                                         500            14,750
   Steel Dynamics, Inc.                                                            7,500           303,975
   Steel Technologies, Inc.                                                        2,900            84,912
 * Steinway Musical Instruments, Inc.                                              1,600            45,232
 * Stellent, Inc.                                                                  4,900            38,465
   Stepan Co.                                                                        500            12,735
   Stephan Co.                                                                       200               812
   Stewart & Stevenson Services, Inc.                                              6,900           138,000
 * Stewart Enterprises, Inc.                                                      26,000           192,920
   Stewart Information Services Corp.                                              4,100           178,965
 * Stifel Financial Corp.                                                            334             8,033
 * Stillwater Mining Co.                                                          17,200           203,992
 * Stone Energy Corp.                                                              1,200            57,576
 * Stoneridge, Inc.                                                                5,800   $        88,218
 * StorageNetworks, Inc. Escrow
     Shares                                                                       10,100               274
 * Strategic Distribution, Inc.                                                      200             2,270
 * Stratos International, Inc.                                                     3,061            12,428
 * Stratus Properties, Inc.                                                          650             9,646
   Stride Rite Corp.                                                              10,200           112,302
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                                 2,200                 0
   Summa Industries, Inc.                                                            200             1,816
 * SumTotal Systems, Inc.                                                          1,636             8,982
 * Suncoast Naturals, Inc.                                                            13                 2
 * Sunrise Senior Living, Inc.                                                     4,900           210,455
   Sunrise Telecom, Inc.                                                           4,600            12,190
 * Suntron Corp.                                                                     325             1,073
 # Superior Industries International, Inc.                                         1,700            48,025
   Superior Uniform Group, Inc.                                                      800            11,136
   Supreme Industries, Inc.                                                          520             3,182
 * Swift Energy Corp.                                                              7,300           221,482
   SWS Group, Inc.                                                                 4,100            86,551
 * Sycamore Networks, Inc.                                                        64,400           241,500
 * Sykes Enterprises, Inc.                                                         9,700            65,475
 * Symmetricom, Inc.                                                               2,539            27,421
 * Syms Corp.                                                                      3,600            44,604
 * Synalloy Corp.                                                                  1,000             9,750
   Sypris Solutions, Inc.                                                          4,700            76,469
 * Systemax, Inc.                                                                  6,800            46,920
 * T-3 Energy Services, Inc.                                                         100               669
 * Tag-It Pacific, Inc.                                                              400             1,800
 * TALK America Holdings, Inc.                                                       400             2,528
   Tandy Brand Accessories, Inc.                                                     500             7,145
 * Tarrant Apparel Group                                                           3,400             6,324
   Tasty Baking Co.                                                                2,500            20,925
   TB Wood's Corp.                                                                   700             3,794
 * TeamStaff, Inc.                                                                 2,200             4,378
 * Technitrol, Inc.                                                                1,300            22,425
 * TechTeam Global, Inc.                                                           3,000            28,200
   Tecumseh Products Co. Class A                                                   3,400           155,686
   Tecumseh Products Co. Class B                                                     100             4,380
 * Tegal Corp.                                                                     1,200             1,572
 * Teleglobe International Holdings, Ltd.                                          1,225             4,202
 * TeleTech Holdings, Inc.                                                         2,050            20,029
 * Terayon Communication Systems,
     Inc.                                                                         10,000            19,900
 * Terex Corp.                                                                     6,900           316,296
 * Terra Industries, Inc.                                                         17,600           144,320
 * Tesoro Petroleum Corp.                                                         13,400           443,808
   Texas Industries, Inc.                                                          5,600           336,000
 * The Banc Corp.                                                                  3,900            30,654
 * The Lamson & Sessions Co.                                                       2,200            19,910
   The Marcus Corp.                                                                5,000           114,250
 * The Mens Warehouse, Inc.                                                        1,800            56,970
 * The Mosaic Co.                                                                  3,280            57,006
   The Phoenix Companies, Inc.                                                    24,000           292,800
 * The Rowe Companies                                                                300             1,515
 * The Sports Authority, Inc.                                                        800            22,808
 * The Sports Club Co., Inc.                                                       1,900             3,211
 * Theragenics Corp.                                                               7,800            32,760
 * TheStreet.com, Inc.                                                             1,200             5,220
 * Third Wave Technologies, Inc.                                                   1,100             8,866
 * THQ, Inc.                                                                       3,400            72,964

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Three-Five Systems, Inc.                                                        5,100   $         9,894
 * TIBCO Software, Inc.                                                              900            10,350
 * Tickets.com, Inc.                                                               1,000               750
 * Tier Technologies, Inc. Class B                                                   300             2,649
 * TII Network Technologies, Inc.                                                  1,200             1,752
   Timberland Bancorp, Inc.                                                          200             4,900
 * Timco Aviation Services, Inc.                                                     110                40
 * Time Warner Telecom, Inc.                                                      10,300            39,037
 * Tipperary Corp.                                                                 1,000             4,710
   Titan International, Inc.                                                       2,000            24,960
 * Titan Pharmaceuticals, Inc.                                                     5,600            14,000
   Todd Shipyards Corp.                                                              600            10,278
 * Tollgrade Communications, Inc.                                                    200             2,138
 * Torch Offshore, Inc.                                                            3,500             6,927
*# Tower Automotive, Inc.                                                         13,900            25,020
   Traffix, Inc.                                                                   1,900            12,445
 * Trailer Bridge, Inc.                                                            1,000             6,500
 * Trammell Crow Co.                                                               7,500           128,250
 * Trans World Entertainment Corp.                                                 8,600            97,008
 * Transgenomic, Inc.                                                              3,600             4,392
*# Transmeta Corp.                                                                11,700            19,773
 * TransMontaigne, Inc.                                                            9,600            52,128
 * Transpro, Inc.                                                                  2,400            14,604
 * Transtechnology Corp.                                                             500             3,775
 * TRC Companies, Inc.                                                               100             1,784
   Tredegar Industries, Inc.                                                       9,419           175,476
 * Trenwick Group, Ltd.                                                            1,225                15
 * Trestle Holdings, Inc.                                                             40                65
 * Triad Guaranty, Inc.                                                            2,800           168,000
*# Trico Marine Services, Inc.                                                     5,100             1,785
   Trinity Industries, Inc.                                                       10,000           353,500
 * Tripos, Inc.                                                                      200             1,038
 * Triquint Semiconductor, Inc.                                                   28,600           123,838
 * Triumph Group, Inc.                                                             3,800           154,128
 * TriZetto Group, Inc.                                                            6,100            43,188
 * Trump Hotels & Casino Resorts, Inc.                                             1,700             1,411
 * Tumbleweed Communications Corp.                                                   400             1,400
 * Tweeter Home Entertainment Group,
     Inc.                                                                          5,700            36,537
   Twin Disc, Inc.                                                                   200             5,022
 * U.S. Concrete, Inc.                                                             6,200            45,074
 * U.S. Xpress Enterprises, Inc. Class A                                           1,000            26,000
   UICI                                                                            5,500           183,700
   UMB Financial Corp.                                                             4,795           268,568
 * Unico American Corp.                                                              500             3,735
 * Unifi, Inc.                                                                    12,400            46,128
   Unifirst Corp.                                                                  2,100            58,044
 * United American Healthcare Corp.                                                  700             4,305
   United Auto Group, Inc.                                                        11,890           339,103
   United Community Financial Corp.                                                6,900            79,281
   United Fire & Casualty Co.                                                      1,000            66,600
 * United Rentals, Inc.                                                           19,600           350,252
 * United Retail Group, Inc.                                                       3,000            12,450
 * Universal American Financial Corp.                                              7,300            97,455
 * Universal Compression Holdings, Inc.                                            8,214           306,382
   Universal Forest Products, Inc.                                                 2,531           109,238
 * Universal Stainless & Alloy Products,
     Inc.                                                                            800            11,776
   Unizan Financial Corp.                                                          2,527            65,146
 * Urologix, Inc.                                                                    200             1,424
 * URS Corp.                                                                      11,300           339,452
 * USA Truck, Inc.                                                                 1,400   $        17,346
   USEC, Inc.                                                                     21,930           230,923
   USF Corp.                                                                       6,977           257,940
 * Vail Resorts, Inc.                                                              7,431           169,055
   Valhi, Inc.                                                                     2,840            44,048
 * ValueClick, Inc.                                                                  800            10,320
 * Vastera, Inc.                                                                   9,600            17,760
 * Verilink Corp.                                                                    500             1,750
 * Veritas DGC, Inc.                                                               8,400           196,560
 * Verso Technologies, Inc.                                                          692               561
 * VerticalBuyer Inc.                                                                 53                 2
   Vesta Insurance Group, Inc.                                                     9,000            33,840
 * VIA NET.WORKS, Inc.                                                               200               162
   Viad Corp.                                                                        100             2,399
 * Vical, Inc.                                                                     4,900            21,070
 * Vicon Industries, Inc.                                                            200             1,132
 * Vignette Corp.                                                                 25,500            32,385
   Vintage Petroleum, Inc.                                                         7,800           189,150
 * Virco Manufacturing Corp.                                                         547             4,212
*# Vista Medical Technologies, Inc.                                                  125               140
   Visteon Corp.                                                                  32,900           278,334
 * Volt Information Sciences, Inc.                                                 4,900           149,450
 * Vyyo, Inc.                                                                      2,900            21,025
 * Warnaco Group, Inc.                                                               800            15,896
   Washington Savings Bank FSB                                                       600             8,100
   Waste Industries USA, Inc.                                                      1,700            19,499
 * WatchGuard Technologies, Inc.                                                   7,700            31,570
 * Water Pik Technologies, Inc.                                                    1,000            17,200
   Watsco, Inc. Class A                                                              500            16,535
   Wausau-Mosinee Paper Corp.                                                     12,329           221,306
 * WCI Communities, Inc.                                                           2,300            58,926
 * Webco Industries, Inc.                                                          1,000             7,500
 * Weider Nutrition International, Inc.                                            1,000             4,240
   Weis Markets, Inc.                                                              3,700           142,080
   Wellman, Inc.                                                                   9,200            94,668
 * Wells-Gardner Electronics Corp.                                                   266             1,404
 * Westaff, Inc.                                                                   2,400             7,320
   Westbank Corp.                                                                    902            16,615
 * Westcoast Hospitality Corp.                                                     1,000             5,070
 * Western Power & Equipment Corp.                                                   112               185
 * White Electronics Designs Corp.                                                   200             1,340
 * Whitehall Jewelers, Inc.                                                        3,500            28,980
*# WHX Corp.                                                                         733               572
 * Wickes, Inc.                                                                    1,200                 5
 * Wild Oats Markets, Inc.                                                           700             5,012
 * Willis Lease Finance Corp.                                                        800             7,120
 * Wilshire Enterprises, Inc.                                                        515             3,105
 * Wilsons The Leather Experts, Inc.                                               4,200            21,000
 * Wind River Systems, Inc.                                                        2,862            34,630
 # Winn-Dixie Stores, Inc.                                                         5,000            20,000
 * Wolverine Tube, Inc.                                                            3,900            41,418
   Woodward Governor Co.                                                             471            34,312
 * Worldwide Restaurant Concepts, Inc.                                             7,000            22,890
 * Wyndham International, Inc.                                                       100                85
 * Xanser Corp.                                                                    5,300            14,946
 * Xeta Corp.                                                                      1,200             3,564
 * Zapata Corp.                                                                      230            14,495
 * Zhone Technologies, Inc.                                                          600             1,464
*# Zoltek Companies, Inc.                                                          2,400            22,080
 * Zomax, Inc.                                                                    10,300            35,432
 * Zones, Inc.                                                                       500             3,065

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Zoran Corp.                                                                     9,931   $       117,682
 * Zygo Corp.                                                                      4,000            46,480
 * ZymeTx, Inc.                                                                      100                 4
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $49,987,343)                                                                           63,684,880
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc.
     Warrants 09/15/10                                                                 3                46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                             1,148             6,314
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                                      6,100                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                                62                 0
 * Imperial Sugar Co. Warrants
     08/29/08                                                                         71               156
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                                         24                 1
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                                         74                 3
 * Magnum Hunter Resources,
     Inc. Warrants 03/21/05                                                          160                98
 * Milltope Group, Inc. Contigent
     Value Rights                                                                    500                 0
   PMR Corp. Contingent Value
     Rights 08/05/04                                                               1,100                 1
 * Timco Aviation Services, Inc.
     Warrants 02/27/07                                                               373                 0
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $60,568)                                                                                    6,619
                                                                                           ---------------

                                                                               FACE
                                                                              AMOUNT                VALUE+
                                                                              ------                ------
                                                                              (000)
 BONDS -- (0.0%)
 * Timco Aviation Services, Inc. Jr.
     Subordinated Note 8.000%, 01/02/07
     (Cost $0)                                                           $             0   $             0
                                                                                           ---------------

 TEMPORARY CASH
   INVESTMENTS -- (2.9%)
  Repurchase Agreement, Merrill Lynch
    Triparty Repo 1.94%, 12/01/04
    (Collateralized by $895,000
    U.S. Treasury Obligations, 01/01/08,
    valued at $895,000) to be
    repurchased at $892,146
    (Cost $892,098)^                                                                 892           892,098

  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $1,014,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $1,018,350) to be
    repurchased at $1,007,053
    (Cost $1,007,000)                                                              1,007         1,007,000
                                                                                           ---------------

 TOTAL TEMPORARY
   CASH INVESTMENTS
   (Cost $1,899,098)                                                                             1,899,098
                                                                                           ---------------

 TOTAL INVESTMENTS -- (100.0%)
   (Cost $51,947,009)                                                                      $    65,590,597
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            VA LARGE VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 COMMON STOCKS -- (93.5%)
 * 3Com Corp.                                                                     16,400   $        72,816
 # A.G. Edwards, Inc.                                                              3,200           125,120
   Aetna, Inc.                                                                     9,100         1,078,441
 * AGCO Corp.                                                                      2,100            45,759
 * Agere Systems, Inc. Class A                                                       671               919
 * Agere Systems, Inc. Class B                                                    16,482            22,416
 # Albertson's, Inc.                                                              10,600           268,180
 * Allegheny Corp.                                                                   112            31,648
   Alliant Energy Corp.                                                            5,000           136,400
 * Allied Waste Industries, Inc.                                                   6,600            59,994
 * Allmerica Financial Corp.                                                       2,800            91,140
   Allstate Corp.                                                                 34,900         1,762,450
   Amerada Hess Corp.                                                              4,000           355,400
   American Financial Group, Inc.                                                  3,500           110,180
   American Greetings Corp. Class A                                                1,600            42,592
   American National Insurance Co.                                                 1,610           163,657
 * American Tower Corp.                                                            9,700           175,861
 * AmeriCredit Corp.                                                               7,700           161,238
   AmerisourceBergen Corp.                                                         5,500           324,170
   Anadarko Petroleum Corp.                                                       12,600           876,960
 * Andrew Corp.                                                                    7,600           107,920
   Apache Corp.                                                                    5,354           289,437
 * Applied Micro Circuits Corp.                                                    8,100            29,808
   Archer-Daniels-Midland Co.                                                     44,532           944,078
 * Arrow Electronics, Inc.                                                         5,000           122,650
   Ashland, Inc.                                                                   4,400           260,260
 # Astoria Financial Corp.                                                         3,600           149,400
   AT&T Corp.                                                                     40,340           738,222
 * AutoNation, Inc.                                                               36,000           666,720
 * Avnet, Inc.                                                                     6,300           115,920
   AVX Corp.                                                                       3,000            37,770
   Bear Stearns Companies, Inc.                                                    6,910           674,278
   Belo Corp. Class A                                                              6,500           163,930
 # Blockbuster, Inc. Class A                                                       2,000            16,960
 # Borders Group, Inc.                                                               800            18,224
   BorgWarner, Inc.                                                                2,800           140,168
 # Bowater, Inc.                                                                   2,700           109,377
   Burlington Northern Santa Fe Corp.                                             24,600         1,107,984
 * Caesars Entertainment, Inc.                                                    15,400           289,520
 * Cavco Industries, Inc.                                                            175             7,053
   Cendant Corp.                                                                   6,800           154,156
 * CheckFree Corp.                                                                 1,500            55,575
   Chubb Corp.                                                                     5,100           388,671
 * CIENA Corp.                                                                     8,700            22,185
   CIGNA Corp.                                                                       900            63,018
 * Cincinnati Bell, Inc.                                                           2,800            10,080
   Cincinnati Financial Corp.                                                     11,224           502,835
   Circuit City Stores, Inc.                                                      10,700           166,813
   Clear Channel Communications, Inc.                                             31,062         1,046,168
 * CNA Financial Corp.                                                            13,000           339,430
   Coca-Cola Enterprises, Inc.                                                    28,300           588,640
 * Comcast Corp. Class A                                                          41,032         1,232,601
 * Comcast Corp. Special Class A
     Non-Voting                                                                   26,900           797,585
   Commercial Federal Corp.                                                        3,200            93,216
 * Compuware Corp.                                                                13,200            76,164
 * Comverse Technology, Inc.                                                       4,900           104,223
ConocoPhillips                                                                     5,800   $       527,742
   Corn Products International, Inc.                                                 900            48,978
 * Corning, Inc.                                                                  24,100           303,178
   Countrywide Financial Corp.                                                    29,198           969,666
 * COX Communications, Inc.                                                       30,300         1,050,501
 * Crown Castle International Corp.                                                6,700           113,096
   CSX Corp.                                                                      14,100           537,633
   Dana Corp.                                                                      8,700           142,245
*# Delta Air Lines, Inc.                                                           5,900            41,123
   Devon Energy Corp.                                                              1,000            41,420
 # Diamond Offshore Drilling, Inc.                                                 6,561           245,775
   Dillards, Inc. Class A                                                          3,700            93,166
   Disney (Walt) Co.                                                              19,900           534,912
   Electronic Data Systems Corp.                                                  17,200           386,140
   Federated Department Stores, Inc.                                              12,300           674,040
   First American Corp.                                                            4,200           138,390
   Ford Motor Co.                                                                 90,100         1,277,618
 # General Motors Corp.                                                           28,900         1,115,251
   Georgia-Pacific Corp.                                                          12,500           457,625
*# Goodyear Tire & Rubber Co.                                                      3,700            46,694
   Hartford Financial Services Group,
     Inc.                                                                         14,600           934,400
   Hearst-Argyle Television, Inc.                                                  2,200            56,540
   Hewlett-Packard Co.                                                            14,400           288,000
   Hibernia Corp.                                                                  3,200            92,544
   Horton (D.R.), Inc.                                                            14,982           527,516
 * Humana, Inc.                                                                   11,200           277,984
*# IAC/InterActiveCorp                                                            32,100           792,549
   IKON Office Solutions, Inc.                                                     2,900            32,712
   Independence Community Bank Corp.                                                 200             8,496
 * Ingram Micro, Inc.                                                              7,500           144,300
 * Instinet Group, Inc.                                                              900             5,391
   International Paper Co.                                                        29,463         1,223,304
   Intersil Corp.                                                                  6,400           103,040
 * Invitrogen Corp.                                                                2,000           121,000
   Janus Capital Group, Inc.                                                       6,100           100,955
 * JDS Uniphase Corp.                                                             35,700           113,169
   JPMorgan Chase & Co.                                                           24,400           918,660
   Kennametal, Inc.                                                                1,200            61,560
   Kerr-McGee Corp.                                                                6,610           411,340
   KeyCorp                                                                        21,700           722,393
   Kraft Foods, Inc.                                                              11,800           403,560
   LaFarge North America, Inc.                                                     5,900           295,885
 * Laidlaw International, Inc.                                                       200             3,780
   Lear Corp.                                                                      3,900           226,200
   Lehman Brothers Holdings, Inc.                                                  1,200           100,536
*# Level 3 Communications, Inc.                                                    6,800            23,460
 * Liberty Media Corp. Class A                                                   137,800         1,423,474
 * Liberty Media International, Inc.
     Class A                                                                       6,890           296,683
   Lincoln National Corp.                                                          8,800           404,976
   Loews Corp.                                                                    12,800           894,848
   Louisiana-Pacific Corp.                                                         5,300           129,691
 * LSI Logic Corp.                                                                19,100           101,039
   Lubrizol Corp.                                                                  2,000            69,100
*# Lucent Technologies, Inc.                                                      92,100           361,953
 # Lyondell Chemical Co.                                                           7,700           216,062
   Marathon Oil Corp.                                                             17,300           682,312

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 # Massey Energy Co.                                                               2,300   $        80,776
   May Department Stores Co.                                                       2,300            64,676
   MBIA, Inc.                                                                      7,600           455,696
   McKesson Corp.                                                                 11,300           333,915
   MeadWestavco Corp.                                                             12,941           435,465
 * Medco Health Solutions, Inc.                                                   11,700           441,324
   MetLife, Inc.                                                                  38,100         1,485,900
 * Metro-Goldwyn-Mayer, Inc.                                                       7,300            86,432
   MGIC Investment Corp.                                                           2,300           156,400
 * MGM MIRAGE                                                                      6,600           384,780
*# Micron Technology, Inc.                                                        28,700           317,996
 * Millennium Pharmaceuticals, Inc.                                                8,200           103,484
   Motorola, Inc.                                                                  4,000            77,040
   Nationwide Financial Services, Inc.                                             3,000           112,740
 * NetIQ Corp.                                                                     1,500            18,405
   New York Community Bancorp Inc.                                                 2,300            45,494
   Norfolk Southern Corp.                                                         24,300           834,219
   Northrop Grumman Corp.                                                         19,298         1,087,056
   Occidental Petroleum Corp.                                                      6,000           361,260
 # Odyssey Re Holdings Corp.                                                       1,900            45,885
   OfficeMax, Inc.                                                                 4,800           145,296
   Old Republic International Corp.                                                9,725           243,028
   Overseas Shipholding Group, Inc.                                                1,100            72,259
 * Owens-Illinois, Inc.                                                            6,000           125,520
 * PacifiCare Health Systems, Inc.                                                 3,000           145,200
   Peabody Energy Corp.                                                            1,100            91,300
   Penney (J.C.) Co., Inc.                                                        16,600           640,760
   PepsiAmericas, Inc.                                                             4,700            99,217
   Phelps Dodge Corp.                                                              4,624           449,129
   PMI Group, Inc.                                                                 5,000           205,900
   Pogo Producing Co.                                                              3,000           151,500
 * Pride International, Inc.                                                       6,900           134,964
   Principal Financial Group, Inc.                                                16,200           610,416
   Protective Life Corp.                                                           3,500           146,475
   Prudential Financial, Inc.                                                      5,300           259,435
   Pulte Homes, Inc.                                                               4,800           265,248
   Questar Corp.                                                                   4,800           243,888
 * Qwest Communications International,
     Inc.                                                                         53,900           215,600
   Radian Group, Inc.                                                              5,200           266,500
 * Radio One, Inc.                                                                 1,000            13,880
   Raytheon Co.                                                                   21,200           855,208
 # Reinsurance Group of America, Inc.                                              3,100           143,902
   Reynolds American, Inc.                                                         6,046           457,259
 * Rite Aid Corp.                                                                  8,500            31,195
   Rohm & Haas Co.                                                                   900            39,681
   Ryder System, Inc.                                                              4,500           241,380
   Safeco Corp.                                                                    7,800           378,066
   Saks, Inc.                                                                     10,000           139,100
 * Sanmina-SCI Corp.                                                              24,700           218,101
   SBC Communications, Inc.                                                        6,300           158,571
 # Sears, Roebuck & Co.                                                           11,400           593,142
 * Service Corp. International                                                    10,300            72,718
 * Smithfield Foods, Inc.                                                          2,400            69,720
 * Smurfit-Stone Container Corp.                                                  12,963           232,815
 * Solectron Corp.                                                                24,000           150,000
   Sprint Corp.                                                                   46,400         1,058,384
   StanCorp Financial Group, Inc.                                                  1,900           150,195
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                                         11,500           601,335
   Steelcase, Inc. Class A                                                         1,200            15,960
 * Sun Microsystems, Inc.                                                         22,000   $       122,100
   Sunoco, Inc.                                                                    5,100           421,056
   Supervalu, Inc.                                                                10,000           315,900
 * Tech Data Corp.                                                                 2,900           131,631
   Telephone & Data Systems, Inc.                                                  3,000           232,500
 * Tellabs, Inc.                                                                  20,800           177,840
   Temple-Inland, Inc.                                                             2,900           172,811
 * Tenet Healthcare Corp.                                                         22,700           246,295
   Textron, Inc.                                                                   4,000           290,480
 * The DIRECTV Group, Inc.                                                        11,258           180,015
   The St. Paul Travelers Companies,
     Inc.                                                                         21,612           788,406
 * Thermo Electron Corp.                                                           1,000            30,250
 * Thomas & Betts Corp.                                                            1,800            56,952
   Tidewater, Inc.                                                                 3,000           101,790
 * Time Warner, Inc.                                                             152,400         2,699,004
   Torchmark Corp.                                                                 1,800            98,838
 * Toys R Us, Inc.                                                                14,100           272,694
   Transatlantic Holdings, Inc.                                                      300            17,502
 * Triad Hospitals, Inc.                                                           4,000           146,760
   Tribune Co.                                                                     6,500           281,905
   Tyson Foods, Inc. Class A                                                      12,481           204,564
   Union Pacific Corp.                                                            16,400         1,040,416
   UnionBanCal Corp.                                                               1,000            61,830
 * United States Cellular Corp.                                                    2,600           115,050
   Unitrin, Inc.                                                                   4,700           223,908
   UnumProvident Corp.                                                            14,982           233,270
   Valero Energy Corp.                                                            13,400           626,986
   Valhi, Inc.                                                                     6,500           100,815
 * VeriSign, Inc.                                                                  5,800           190,820
 # Viacom, Inc. Class A                                                            2,000            71,140
   Viacom, Inc. Class B                                                           69,000         2,394,300
 * Vishay Intertechnology, Inc.                                                    7,000           102,270
 * Vitesse Semiconductor, Inc.                                                     2,100             6,846
   Wachovia Corp.                                                                    800            41,400
 * Watson Pharmaceuticals, Inc.                                                    6,700           194,635
*# WebMD Corp.                                                                       800             5,800
   Weis Markets, Inc.                                                              1,700            65,280
   Wesco Financial Corp.                                                             400           154,100
   Weyerhaeuser Co.                                                               11,100           732,600
   Worthington Industries, Inc.                                                    2,100            45,171
*# Xerox Corp.                                                                     2,000            30,640
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $58,759,726)                                                                           69,338,745
                                                                                           ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
 TEMPORARY CASH
   INVESTMENTS -- (6.5%)
  Repurchase Agreement, Merrill Lynch
    Triparty Repo 1.94%, 12/01/04
    (Collateralzied by $4,830,000 U.S.
    Treasury Obligations, maturities
    ranging from 03/03/05 to 01/01/08,
    valued at $4,803,219) to be
    repurchased at $4,710,133
    (Cost $4,709,879)^                                                   $         4,710         4,709,879

                                                                              FACE
                                                                             AMOUNT                 VALUE+
                                                                             ------                 ------
                                                                              (000)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
    12/01/04 (Collateralized by $140,000 FHLMC Notes 4.20%,
    10/20/09, valued at $140,601) to be repurchased at $139,007
    (Cost $139,000)                                                      $           139   $       139,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $4,848,879)                                                                             4,848,879
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $63,608,605)                                                                      $    74,187,624
                                                                                           ===============

----------
  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 UNITED KINGDOM -- (20.9%)
 COMMON STOCKS -- (20.9%)
   Aggregate Industries P.L.C.                                                    35,297   $        66,251
   Alliance & Leicester P.L.C.                                                     5,000            81,237
   Amvescap P.L.C.                                                                18,100           110,917
   Associated British Foods P.L.C.                                                21,352           305,104
   Associated British Ports Holdings
     P.L.C.                                                                        8,200            73,672
   Aviva P.L.C.                                                                   59,326           656,617
 * AWG P.L.C.                                                                      1,017            14,622
   BAA P.L.C.                                                                     29,588           329,082
   BAE Systems P.L.C.                                                             80,147           375,539
   Barclays P.L.C.                                                                   281             2,901
   Barratt Developments P.L.C.                                                     6,000            58,942
   BBA Group P.L.C.                                                                7,632            42,217
   BPB P.L.C.                                                                      6,900            58,046
   Brambles Industries P.L.C.                                                     16,000            79,880
   Britannic P.L.C.                                                                2,600            20,633
 * British Airways P.L.C.                                                         35,189           148,605
   British Land Co. P.L.C.                                                        13,354           208,898
   British Vita P.L.C.                                                             5,000            25,602
   Brixton P.L.C.                                                                  6,000            37,027
   BT Group P.L.C.                                                                64,709           239,886
   Cable and Wireless P.L.C.                                                      55,585           120,399
   Carnival P.L.C.                                                                 2,704           150,846
 * Colt Telecom Group P.L.C.                                                      60,600            51,304
 * Cookson Group P.L.C.                                                           27,401            17,669
 * Corus Group P.L.C.                                                             69,902            73,413
   DeVere Group P.L.C.                                                             1,125             9,424
 * Duelguide Units P.L.C.                                                            247             2,539
 * Easyjet P.L.C.                                                                  6,000            21,332
   FKI P.L.C.                                                                     14,000            35,487
   Friends Provident P.L.C.                                                       39,000           114,155
   Galen Holdings P.L.C.                                                           4,000            65,170
   GKN P.L.C.                                                                     17,346            74,701
   Great Portland Estates P.L.C.                                                   4,386            26,848
   Greene King P.L.C.                                                              1,929            43,993
   Hammerson P.L.C.                                                                6,600           100,467
   Hanson P.L.C.                                                                  19,898           159,366
   HBOS P.L.C.                                                                     7,611           106,530
 * HHG P.L.C.                                                                     26,280            24,352
   Hilton Group P.L.C.                                                            40,903           201,940
   Inchcape P.L.C.                                                                   833            26,032
   Intercontinental Hotels Group P.L.C.                                           17,683           224,907
 * International Power P.L.C.                                                     50,042           144,987
 * Invensys P.L.C.                                                                12,650             4,221
   ITV P.L.C.                                                                     38,905            81,562
   Johnson Matthey P.L.C.                                                          3,193            61,800
   Kelda Group P.L.C.                                                              3,261            33,602
   Kingfisher P.L.C.                                                              19,238           105,864
   Land Securities Group P.L.C.                                                   12,576           308,748
   Liberty International P.L.C.                                                    5,856            99,172
   Lonmin P.L.C.                                                                   1,660            29,527
 * Lonrho Africa P.L.C.                                                            1,587               401
   Mersey Docks & Harbour Co. P.L.C.                                               2,050            34,997
   Millennium and Copthorne Hotels
     P.L.C.                                                                        3,625            25,016
   Mitchells & Butlers P.L.C.                                                     10,364   $        59,925
 * MM02 P.L.C.                                                                   208,000           454,696
   Morrison (Wm.) Supermarkets P.L.C.                                             17,789            76,509
   Northern Rock P.L.C.                                                            4,000            55,417
   Pearson P.L.C.                                                                 19,508           228,550
   Peninsular & Oriental Steam
     Navigation P.L.C.                                                            10,606            61,046
   Pilkington P.L.C.                                                              10,732            21,971
 * Pillar Property P.L.C.                                                          2,403            32,380
   Rank Group P.L.C.                                                              10,621            61,535
   RMC Group P.L.C.                                                                6,000            96,160
 * Rolls Royce Group P.L.C.                                                       39,697           199,539
   Rolls Royce Group P.L.C.                                                    1,262,364             2,565
   Royal & Sun Alliance Insurance
     Group P.L.C.                                                                 72,815           102,571
   Sabmiller P.L.C.                                                                6,997           117,751
   Sainsbury (J.) P.L.C.                                                          48,140           240,051
   Schroders P.L.C.                                                                5,000            65,408
   Scottish & Newcastle P.L.C.                                                    10,482            85,895
   Scottish Power P.L.C.                                                          35,909           265,327
   Severn Trent P.L.C.                                                             2,995            50,899
   Shire Pharmaceuticals Group P.L.C.                                             11,000           110,257
   Signet Group P.L.C.                                                            25,363            50,764
   Singer & Friedlander Group P.L.C.                                               4,652            24,938
   Slough Estates P.L.C.                                                          11,282           103,977
   Smith (David S.) Holdings P.L.C.                                                9,600            27,330
   Smith (WH) P.L.C.                                                               2,880            16,411
   Somerfield P.L.C.                                                              13,528            39,473
   Stanley Leisure P.L.C.                                                          3,475            29,665
   Tate & Lyle P.L.C.                                                              4,000            37,582
   Taylor Woodrow P.L.C.                                                          14,195            62,992
 * The Berkeley Group Holdings P.L.C.                                              3,170            72,168
 * Thus Group P.L.C.                                                               7,258             1,980
   Trinity Mirror P.L.C.                                                           5,830            69,410
   Uniq P.L.C.                                                                     1,300             5,184
   United Business Media P.L.C.                                                    3,000            27,569
   United Utilities P.L.C.                                                         4,670            50,170
   Vodafone Group P.L.C.                                                         597,652         1,623,361
   Westbury P.L.C.                                                                 3,082            22,551
   Whitbread P.L.C.                                                                8,740           133,270
   Wilson Bowden P.L.C.                                                            4,000            76,106
   Wimpey (George) P.L.C.                                                          6,703            45,697
   Wincanton P.L.C.                                                                1,300             6,927
   Wolverhampton & Dudley Breweries
     P.L.C.                                                                        1,800            31,484
   Woolworths Group P.L.C.                                                        35,855            30,503
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $7,995,296)                                                                            10,494,413
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $5,355)                                                                                   5,501
                                                                                           ---------------
 TOTAL -- UNITED KINGDOM
   (Cost $8,000,651)                                                                            10,499,914
                                                                                           ---------------
 JAPAN -- (16.9%)
 COMMON STOCKS -- (16.9%)
 # Aichi Steel Corp.                                                               4,000            21,329
   AIOI Insurance Co., Ltd.                                                        8,500            37,515

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Aisin Seiki Co., Ltd.                                                           6,900   $       148,289
   Amada Co., Ltd.                                                                 8,000            40,271
   Aoyama Trading Co., Ltd.                                                        1,100            27,147
   Asahi Breweries, Ltd.                                                           8,000            94,465
 * Ashikaga Financial Group, Inc.                                                  9,000                88
   Bank of Kyoto, Ltd.                                                             5,000            41,819
   Bank of Yokohama, Ltd.                                                         15,000            94,548
   Canon Sales Co., Inc.                                                           2,000            28,640
   Casio Computer Co., Ltd.                                                        3,000            41,091
   Chiba Bank, Ltd.                                                               10,000            63,471
   Chudenko Corp.                                                                  1,030            14,904
   Chugoku Bank, Ltd.                                                              5,400            58,943
   Citizen Watch Co., Ltd.                                                         3,000            27,153
   Coca-Cola West Japan Co., Ltd.                                                  1,000            24,892
   Cosmo Oil Co., Ltd.                                                            10,000            29,027
   Dai Nippon Ink & Chemicals, Inc.                                               12,000            27,118
   Dai Nippon Printing Co., Ltd.                                                  13,000           193,983
   Daicel Chemical Industries, Ltd.                                                4,000            22,135
   Daido Steel Co., Ltd.                                                           5,000            13,680
   Daihatsu Motor Co., Ltd.                                                        6,000            46,099
   Daishi Bank, Ltd.                                                               5,000            19,082
   Daiwa House Industry Co., Ltd.                                                  7,000            75,122
   Ebara Corp.                                                                     7,000            31,144
   Ezaki Glico Co., Ltd.                                                           2,200            15,482
   Fuji Electric Co., Ltd.                                                        12,000            30,976
   Fuji Heavy Industries                                                           6,000            27,712
   Fuji Photo Film Co., Ltd.                                                       2,000            70,234
   Fujikura, Ltd.                                                                  6,000            26,898
   Fukuoka Bank, Ltd.                                                             11,000            69,680
   Fukuyama Transporting Co., Ltd.                                                 4,000            15,803
   Gunma Bank, Ltd.                                                               12,000            62,761
   Gunze, Ltd.                                                                     4,000            17,436
   Hachijuni Bank, Ltd.                                                            9,000            59,367
   Heiwa Corp.                                                                     1,800            26,934
   Higo Bank, Ltd.                                                                 3,000            18,912
   Hiroshima Bank, Ltd.                                                           11,000            54,070
   Hitachi Cable, Ltd.                                                             5,000            21,099
   Hitachi Koki Co., Ltd.                                                          2,000            15,850
   Hitachi Maxell, Ltd.                                                            2,300            31,223
   Hitachi Metals, Ltd.                                                            5,000            28,355
   Hitachi Transport System, Ltd.                                                  2,000            16,814
   Hitachi, Ltd.                                                                  61,000           391,853
   Hokkoku Bank, Ltd.                                                              5,000            22,188
   Hokugin Financial Group, Inc.                                                   7,000            17,994
   House Foods Corp.                                                               2,000            28,467
   Hyakugo Bank, Ltd.                                                              4,000            22,873
   Hyakujishi Bank, Ltd.                                                           3,000            17,624
 * Ishikawajima-Harima Heavy
     Industries Co., Ltd.                                                         22,000            29,933
   Iyo Bank, Ltd.                                                                  7,000            51,078
   Joyo Bank, Ltd.                                                                20,000            93,574
   Juroku Bank, Ltd.                                                               5,000            21,498
   Kagoshima Bank, Ltd.                                                            5,000            30,129
   Kajima Corp.                                                                   13,000            56,188
   Kamigumi Co., Ltd.                                                              4,000            31,001
   Kandenko Co., Ltd.                                                              3,000            15,891
   Kawasaki Heavy Industries, Ltd.                                                16,000            24,086
   Kinden Corp.                                                                    2,000            14,729
   Kirin Brewery Co., Ltd.                                                        13,000           124,485
   Kiyo Bank, Ltd.                                                                 5,000             9,902
   Kobe Steel, Ltd.                                                               45,000            68,479
   Kokuyo Co., Ltd.                                                                2,000   $        22,949
   Komatsu, Ltd.                                                                  14,000            95,040
   Komori Corp.                                                                    1,000            13,799
   Konica Corp.                                                                    5,000            64,037
   Kuraray Co., Ltd.                                                               6,000            49,377
   Lion Corp.                                                                      5,000            27,763
   Maeda Corp.                                                                     2,000             8,948
   Makita Corp.                                                                    2,000            30,892
   Marubeni Corp.                                                                 22,000            62,263
   Marui Co., Ltd.                                                                 6,000            79,277
   Maruichi Steel Tube, Ltd.                                                       2,000            35,072
   Matsushita Electric Industrial Co.,
     Ltd.                                                                         40,818           605,966
   Matsushita Electric Works, Ltd.                                                 4,000            34,233
   Meiji Seika Kaisha, Ltd. Tokyo                                                  6,000            26,383
   Millea Holdings, Inc.                                                               7            98,565
   Mitsubishi Gas Chemical Co., Inc.                                               5,000            23,647
   Mitsubishi Heavy Industries, Ltd.                                              56,000           160,257
   Mitsubishi Materials Corp.                                                     20,000            41,456
 * Mitsubishi Motors Corp.                                                        14,000            15,069
   Mitsubishi Securities Co., Ltd.                                                 2,000            21,380
   Mitsui Chemicals, Inc.                                                         14,000            73,262
   Mitsui Marine & Fire Insurance Co.,
     Ltd.                                                                          5,000            43,947
   Mitsui Trust Holdings                                                          19,000           144,418
   Mizuho Holdings, Inc.                                                              82           355,905
   Nagase & Co., Ltd.                                                              2,000            15,807
   Nanto Bank, Ltd.                                                                3,000            14,502
   NGK Spark Plug Co., Ltd.                                                        3,000            29,198
   Nichicon Corp.                                                                  1,900            23,513
   Nihon Unisys, Ltd.                                                              2,600            24,131
   Nikko Cordial Corp.                                                             7,000            34,799
   Nippon Broadcasting System, Inc.                                                  500            23,641
   Nippon Electric Glass Co., Ltd.                                                 2,000            51,861
   Nippon Kayaku Co., Ltd.                                                         4,000            21,855
   Nippon Light Metal Co., Ltd.                                                    8,000            20,849
   Nippon Meat Packers, Inc., Osaka                                                5,000            64,610
   Nippon Mitsubishi Oil Corp.                                                    36,100           236,921
   Nippon Sheet Glass Co., Ltd.                                                    7,000            26,910
 * Nippon Shinpan Co., Ltd.                                                        6,000            21,218
   Nishimatsu Construction Co., Ltd.                                               4,000            12,545
   Nishi-Nippon Bank, Ltd.                                                         9,298            40,101
   Nissay Dowa General Insurance Co.,
     Ltd.                                                                          5,000            23,320
   Nisshin Seifun Group, Inc.                                                      3,000            32,882
   Nisshin Steel Co., Ltd.                                                        23,000            54,811
   Nisshinbo Industries, Inc.                                                      3,000            20,505
 * Nissho Iwai-Nichmen Holdings Corp.                                                770             3,235
   Nitto Boseki Co., Ltd.                                                          7,000            13,895
   NSK, Ltd.                                                                       9,000            41,792
   NTN Corp.                                                                       4,000            22,162
   Obayashi Corp.                                                                  9,000            55,834
   Okumura Corp.                                                                   4,000            22,036
   Onward Kashiyama Co., Ltd.                                                      2,000            27,157
   PanaHome Corp.                                                                  4,000            20,522
 * Resona Holdings, Inc.                                                          70,000           123,626
   San In Godo Bank, Ltd.                                                          3,000            24,059
   Sankyo-Tateyama Holdings, Inc.                                                  3,000             8,421
   Sanwa Shutter Corp.                                                             3,000            16,741
   Sapporo Hokuyo Holdings, Inc.                                                       6            41,945
   Seino Transportation Co., Ltd.                                                  2,000            18,155

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Sekisui Chemical Co., Ltd.                                                      8,000   $        52,380
   Sekisui House, Ltd.                                                            13,000           143,224
   Seventy-seven (77) Bank, Ltd.                                                   9,000            58,554
   SFCG Co., Ltd.                                                                    180            44,304
   Shiga Bank, Ltd.                                                                4,000            21,832
   Shimachu Co., Ltd.                                                              1,200            28,469
   Shinko Securities Co., Ltd.                                                    11,000            33,191
   Shiseido Co., Ltd.                                                              7,000            96,395
   Shizuoka Bank, Ltd.                                                             6,000            52,706
   Showa Shell Sekiyu KK                                                           3,000            26,973
   Sumitomo Corp.                                                                  9,000            75,749
   Sumitomo Electric Industries, Ltd.                                             17,000           177,730
   Sumitomo Forestry Co., Ltd.                                                     3,000            26,274
   Sumitomo Metal Industries, Ltd.
     Osaka                                                                        50,000            66,472
   Sumitomo Mitsui Financial Group,
     Inc.                                                                             10            74,907
   Sumitomo Osaka Cement Co., Ltd.                                                10,000            21,994
   Sumitomo Trust & Banking Co., Ltd.                                             13,000            86,606
   Taiheiyo Cement Corp.                                                          11,600            28,988
   Taisei Corp.                                                                   14,000            55,195
   Taiyo Yuden Co., Ltd.                                                           2,000            20,331
   Takashimaya Co., Ltd.                                                           3,000            28,365
   Tanabe Seiyaku Co., Ltd.                                                        4,000            38,266
   Teijin, Ltd.                                                                   22,000            94,349
   Toda Corp.                                                                      4,000            17,856
   Tokuyama Corp.                                                                  6,000            34,292
   Tokyo Broadcasting System, Inc.                                                 3,000            47,488
   Tokyo Steel Manufacturing Co., Ltd.                                             1,500            24,459
   Tokyo Style Co., Ltd.                                                           1,000            11,178
   Tokyo Tatemono Co., Ltd.                                                        4,000            25,761
   Toppan Printing Co., Ltd.                                                      16,000           166,049
   Tostem Inax Holding Corp.                                                       4,848            85,540
   Toto, Ltd.                                                                      3,000            26,743
   Toyo Seikan Kaisha, Ltd.                                                        5,100            83,126
   Toyota Auto Body Co., Ltd.                                                      2,000            32,886
   UNY Co., Ltd.                                                                   2,000            21,608
   Victor Co. of Japan, Ltd.                                                       2,000            13,761
   Wacoal Corp.                                                                    2,000            22,459
   Yamaguchi Bank, Ltd.                                                            2,000            20,294
   Yamaha Corp.                                                                    2,000            28,140
   Yamato Kogyo Co., Ltd.                                                          2,000            26,872
   Yamazaki Baking Co., Ltd.                                                       5,000            45,247
   Yasuda Trust & Banking Co., Ltd.                                               40,000            70,858
   Yodogawa Steel Works, Ltd.                                                      4,000            18,953
   Yokogawa Electric Corp.                                                         3,000            41,574
   Yokohama Rubber Co., Ltd.                                                       8,000            27,991
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $8,031,086)                                                                             8,517,386
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Japanese Yen
     (Cost $22,822)                                                                                 22,878
                                                                                           ---------------
 TOTAL -- JAPAN
   (Cost $8,053,908)                                                                             8,540,264
                                                                                           ---------------
 FRANCE -- (11.2%)
 COMMON STOCKS -- (11.2%)
   AGF (Assurances Generales de
     France SA)                                                                    3,880           266,700
   Air France                                                                      4,757            90,075
 * Alcatel SA                                                                      3,600   $        56,002
 * Alstom SA                                                                      14,517            11,007
   Arcelor SA                                                                      2,700            59,489
   AXA                                                                            30,299           709,630
   BNP Paribas SA                                                                 13,412           932,552
 * Cap Gemini SA                                                                   1,927            62,194
   Compagnie de Saint-Gobain                                                       4,852           276,043
   Compagnie Francaise d'Etudes et de
     Construction Technip SA                                                         213            35,672
   Credit Agricole SA                                                              4,351           128,841
   Dior (Christian) SA                                                               600            37,754
   Gecina SA                                                                         400            37,791
   Generale des Establissements
     Michelin SA Series B                                                          2,000           115,614
   Havas SA                                                                        4,286            23,684
   Imerys SA                                                                         800            61,152
   LaFarge SA                                                                      2,048           192,380
   LaFarge SA Prime Fidelity                                                       1,786           167,937
   Lagardere S.C.A. SA                                                               550            39,301
   Peugeot SA                                                                      4,558           278,516
   Pinault Printemps Redoute SA                                                    2,116           219,876
   Rallye SA                                                                         400            19,225
   Remy Cointreau SA                                                                 600            22,208
   Renault SA                                                                      5,080           415,899
   Schneider SA                                                                    2,845           197,804
   Societe BIC SA                                                                    700            34,032
   Societe des Ciments de Francais                                                   500            43,901
   Societe Generale Paris                                                          2,000           193,151
   Sodexho Alliance SA                                                             1,144            34,809
 # Suez (ex Suez Lyonnaise des Eaux)                                               8,700           204,548
   Thomson Multimedia                                                              2,806            67,397
   Unibail SA                                                                        600            85,369
   Valeo SA                                                                        1,200            47,512
 * Vivendi Universal SA                                                           16,150           475,916
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $4,020,981)                                                                             5,643,981
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Air France Warrants 11/06/07                                                    1,475             1,647
 * Rallye SA Ses B Warrants 11/30/05                                                 400                53
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $3,611)                                                                                     1,700
                                                                                           ---------------
 TOTAL -- FRANCE
   (Cost $4,024,592)                                                                             5,645,681
                                                                                           ---------------
 GERMANY -- (7.7%)
 COMMON STOCKS -- (7.7%)
   Aachener und Muenchener
     Beteiligungs AG                                                                 434            32,798
   Aareal Bank AG                                                                    500            15,286
   Allianz AG                                                                        937           117,142
   BASF AG                                                                         9,300           627,890
   Bayer AG                                                                        5,842           185,378
 * Bayerische Vereinsbank AG                                                       9,092           202,701
   Bilfinger & Berger Bau AG                                                         600            22,478
 * Commerzbank AG                                                                  7,850           156,926
   DaimlerChrysler AG                                                             11,993           536,721
   Deutsche Bank AG                                                                7,222           611,667
 * Deutsche Lufthansa AG                                                           4,920            69,754
   E.ON AG                                                                         2,643           222,569

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Heidelberger Druckmaschinen AG                                                    690   $        23,586
   Heidelberger Zement AG                                                            924            52,435
   Hochtief AG                                                                     1,200            35,639
 * Hypo Real Estate Holding AG                                                     1,025            39,696
 * Infineon Technologies AG                                                        7,954            87,763
   Linde AG                                                                        1,333            81,902
   MAN AG                                                                          1,000            37,987
   Merck KGAA                                                                        700            40,307
   Munchener Rueckversicherungs-
     Gesellschaft AG                                                               2,651           300,908
   Preussag AG                                                                     1,400            31,207
   ThyssenKrupp AG                                                                 6,606           143,539
   Vattenfall Europe AG                                                            1,195            46,071
   Volkswagen AG                                                                   3,893           175,132
                                                                                           ---------------
 TOTAL -- GERMANY
   (Cost $3,319,149)                                                                             3,897,482
                                                                                           ---------------
 SWITZERLAND -- (7.0%)
 COMMON STOCKS -- (7.0%)
   Baloise-Holding                                                                 4,700           197,575
   Banque Cantonale Vaudoise                                                         110            16,980
   Berner Kantonalbank                                                               400            56,847
 * Ciba Spezialitaetenchemie Holding
     AG                                                                            2,500           180,934
   Cie Financiere Richemont AG
     Series A                                                                     16,000           486,948
   Clariant AG                                                                     6,900           107,406
   Converium Holding AG                                                            1,400            12,632
 * Credit Swisse Group                                                             3,700           144,445
   Ems-Chemie Holding AG                                                             350            31,033
 * Fischer (Georg) AG, Schaffhausen                                                  120            30,980
   Givaudan SA                                                                       252           166,566
   Helvetia Patria Holding                                                           580            80,840
   Holcim, Ltd.                                                                    3,542           202,852
   Pargesa Holding SA, Geneve                                                         50           168,949
   PSP Swiss Property AG                                                           1,200            51,259
   Rieters Holdings AG                                                               130            37,781
   Schindler Holding AG                                                              250            92,785
   Sig Holding AG                                                                    600           135,224
   St. Galler Kantonalbank                                                           260            63,779
   Sulzer AG, Winterthur                                                             170            64,575
 * Swiss Life AG                                                                   1,200           157,619
   Swiss Reinsurance Co., Zurich                                                   4,500           300,583
 * Syngenta AG                                                                     2,300           243,691
   Unaxis Holding AG                                                                 500            52,829
 * Valiant Holding AG                                                                600            54,455
   Valora Holding AG                                                                 360            87,251
 * Zurich Financial SVCS AG                                                        1,992           306,505
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $2,906,932)                                                                             3,533,323
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Helvetia Patria Holding Rights 12/07/04
     (Cost $0)                                                                       580             6,473
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
     (Cost $44)                                                                                         48
                                                                                           ---------------
 TOTAL -- SWITZERLAND
   (Cost $2,906,976)                                                                             3,539,844
                                                                                           ---------------
 AUSTRALIA -- (5.8%)
 COMMON STOCKS -- (5.6%)
   Amcor, Ltd.                                                                    15,055   $        86,292
   AMP, Ltd.                                                                      32,224           171,156
   Ansell, Ltd.                                                                    2,901            20,563
   AXA Asia Pacific Holdings, Ltd.                                                48,716           150,679
   Bluescope Steel, Ltd.                                                          15,800           102,647
   Boral, Ltd.                                                                    14,259            75,903
   Caltex Australia, Ltd.                                                          5,940            42,106
   Commonwealth Bank of Australia                                                 14,897           361,836
   CSR, Ltd.                                                                      16,261            32,329
   Downer Group, Ltd.                                                              7,239            25,057
   Insurance Australiz Group, Ltd.                                                21,046            94,893
   Lend Lease Corp., Ltd.                                                         10,795           101,488
   Lion Nathan, Ltd.                                                              13,356            82,076
   Mayne Group, Ltd.                                                              19,780            65,151
   Mirvac, Ltd.                                                                   14,484            52,922
   National Australia Bank, Ltd.                                                  13,957           303,446
   Orica, Ltd.                                                                     3,763            56,905
   Origin Energy, Ltd.                                                             5,180            28,168
   Paperlinx, Ltd.                                                                 7,150            25,693
   Publishing and Broadcasting, Ltd.                                               9,155           110,541
   Quantas Airways, Ltd.                                                          53,408           147,616
   Rinker Group, Ltd.                                                             16,261           120,636
   Rio Tinto, Ltd.                                                                10,324           313,190
   Santos, Ltd.                                                                   11,627            79,646
   Seven Network, Ltd.                                                             4,748            23,093
 * Southcorp, Ltd.                                                                12,651            35,668
   WMC Resources, Ltd.                                                            23,297           129,158
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,741,927)                                                                             2,838,858
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.2%)
 * Australian Dollar
     (Cost $87,064)                                                                                 87,633
                                                                                           ---------------
 TOTAL -- AUSTRALIA
   (Cost $1,828,991)                                                                             2,926,491
                                                                                           ---------------
 NETHERLANDS -- (4.5%)
 COMMON STOCKS -- (4.5%)
   ABN AMRO Holding NV                                                             1,851            45,449
   Aegon NV                                                                       32,424           400,889
   Buhrmann NV                                                                     2,250            20,100
   DSM NV                                                                          1,763           106,190
 * Hagemeyer NV                                                                   10,343            21,046
   Hunter Douglas NV                                                                 723            36,445
   ING Groep NV                                                                   23,091           633,783
 * Koninklijke Ahold NV                                                           26,332           193,493
   Koninklijke KPN NV                                                             17,293           150,029
   Koninklijke Philips Electronics NV                                             14,594           376,101
   Nutreco Holding NV                                                                713            17,442
   Oce NV                                                                          1,832            27,387
   Vedior NV                                                                       2,800            47,016
 * Versatel Telecom International NV                                               9,750            25,914
   VNU NV                                                                          5,383           162,412
                                                                                           ---------------
 TOTAL -- NETHERLANDS
   (Cost $1,698,734)                                                                             2,263,696
                                                                                           ---------------
 SPAIN -- (5.0%)
 COMMON STOCKS -- (5.0%)
   Acciona SA                                                                        679            53,277
   Acerinox SA                                                                    10,000           146,771

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Actividades de Construccion y
     Servicios SA                                                                 10,917   $       229,505
   Arcelor SA                                                                      2,132            47,055
   Banco de Sabadell SA                                                            3,672            82,443
   Banco Pastor SA                                                                 1,200            39,173
   Banco Santander Central Hispano SA                                             36,455           434,477
   Banco Santander Central
     Hispanoamerica SA                                                            30,500           365,882
   Cementos Portland SA                                                              334            18,681
   Corporacion Mapfre Compania
     Internacional de Reaseguros SA                                                4,300            60,367
   Ebro Puleva SA                                                                  1,846            23,767
   Endesa SA, Madrid                                                              17,283           372,337
   Iberia Lineas Aereas de Espana SA                                              10,900            35,541
   Inmobiliaria Urbis SA                                                           2,296            31,583
   Repsol SA                                                                      21,824           531,772
   Sociedad General de Aguas de
     Barcelona SA                                                                  1,768            33,094
   Sol Melia SA                                                                    3,325            31,187
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,767,515)                                                                             2,536,912
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Sociedad General de Aguas de
     Barcelona SA Rights 12/15/04
     (Cost $0)                                                                     1,768               329
                                                                                           ---------------
 TOTAL -- SPAIN
   (Cost $1,767,515)                                                                             2,537,241
                                                                                           ---------------
 SWEDEN -- (2.9%)
 COMMON STOCKS -- (2.8%)
*# Ainax AB                                                                          483            19,164
   Atlas Copco AB Series A                                                         1,200            52,823
   Billerud AB                                                                     3,432            57,468
   Electrolux AB Series B                                                          3,100            68,212
   Gambro AB Series A                                                              2,500            32,399
   Holmen AB Series B                                                              2,300            80,329
   Netcom AB Series B                                                              1,200            47,158
   Nordic Baltic Holdings AB                                                      17,500           171,785
   Skandinaviska Enskilda Banken
     Series A                                                                      4,700            89,456
   SSAB Swedish Steel Series A                                                     1,200            28,947
   Svenska Cellulosa AB Series B                                                   2,900           120,853
   Svenska Kullagerfabriken AB
     Series B                                                                      1,900            80,752
   Telia AB                                                                       41,500           252,874
   Trelleborg AB Series B                                                          1,400            23,179
   Volvo AB Series A                                                               2,400            94,490
   Volvo AB Series B                                                               5,100           207,867
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $933,366)                                                                               1,427,756
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Swedish Krona
     (Cost $56,606)                                                                                 56,495
                                                                                           ---------------
 TOTAL -- SWEDEN
   (Cost $989,972)                                                                               1,484,251
                                                                                           ---------------
 ITALY -- (2.9%)
 COMMON STOCKS -- (2.9%)
 * Alitalia Linee Aeree Italiane SpA
     Series A                                                                     20,000             6,862
 * Banca Antoniana Popolare Veneta
     SpA                                                                           1,441   $        34,466
   Banca Monte Dei Paschi di Siena SpA                                            46,521           152,064
*# Banca Nazionale del Lavoro SpA                                                 58,953           144,232
   Banca Popolare di Lodi Scarl                                                    7,110            79,373
   Banca Popolare di Milano                                                        7,333            59,666
   Benetton Group SpA                                                              2,904            34,916
   Caltagirone Editore SpA                                                         2,375            20,190
   Capitalia SpA                                                                  43,125           169,185
   CIR SpA (Cie Industriale Riunite),
     Torino                                                                       15,000            37,618
   Compagnia Assicuratrice Unipol SpA                                             11,570            51,206
*# Edison SpA                                                                     42,867            88,040
 * Fiat SpA                                                                       14,800           109,622
   Immsi SpA                                                                       3,500             6,844
   Intesabci SpA                                                                  31,021           137,258
   Italcementi SpA                                                                 5,200            78,642
   Milano Assicurazioni SpA                                                        6,000            30,234
   Pirelli & Co. SpA                                                              53,332            67,865
   SAI SpA (Sta Assicuratrice
     Industriale), Torino                                                          2,059            50,085
   San Paolo-IMI SpA                                                               7,244            99,431
 * Sirti SpA                                                                         867             2,116
 * SNIA SpA                                                                        3,536             1,196
 * Sorin SpA                                                                       5,304            15,899
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,414,764)                                                                             1,477,010
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Banca Nazionale del Lavoro SpA
     Rights 12/13/04                                                                  12                 2
 * Fiat SpA Warrants 01/31/07                                                        990               158
 * Immsi SpA Rights 12/20/04                                                       3,500               372
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $0)                                                                                           532
                                                                                           ---------------
 TOTAL -- ITALY
   (Cost $1,414,764)                                                                             1,477,542
                                                                                           ---------------
 HONG KONG -- (2.5%)
 COMMON STOCKS -- (2.5%)
   Cheung Kong Holdings, Ltd.                                                     17,000           163,463
   Great Eagle Holdings, Ltd.                                                      8,040            19,113
   Hang Lung Development Co., Ltd.                                                41,000            76,873
   Hong Kong and Shanghai Hotels, Ltd.                                            18,416            17,268
   Hopewell Holdings, Ltd.                                                        14,000            36,292
   Hutchison Whampoa, Ltd.                                                        33,000           293,999
   Hysan Development Co., Ltd.                                                    19,736            40,053
   I-Cable Communications, Ltd.                                                    5,245             2,072
   Kerry Properties, Ltd.                                                         14,939            31,992
   New World Development Co., Ltd.                                               127,513           143,075
   Shangri-La Asia, Ltd.                                                          53,287            68,153
   Sino Land Co., Ltd.                                                            47,722            45,635
   Tsim Sha Tsui Properties, Ltd.                                                 12,000            16,818
   Wharf Holdings, Ltd.                                                           52,457           186,555
   Wheelock and Co., Ltd.                                                         69,000           113,973
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,144,350)                                                                             1,255,334
                                                                                           ---------------

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
     (Cost $1,935)                                                                         $         1,935
                                                                                           ---------------
 TOTAL -- HONG KONG
   (Cost $1,146,285)                                                                             1,257,269
                                                                                           ---------------
 FINLAND -- (2.4%)
 COMMON STOCKS -- (2.4%)
   Fortum Oyj                                                                     42,280           732,595
 # Huhtamaki Van Leer Oyj                                                          5,200            76,084
 * Kemira GrowHow Oyj                                                                807             5,899
   Kemira Oyj                                                                      3,800            52,597
   Kesko Oyj                                                                       4,800           111,629
   Metso Oyj                                                                       2,997            47,990
   M-real Oyj Series B                                                             6,800            44,323
   Outokumpu Oyj Series A                                                          5,000            92,990
   Wartsila Corp. Oyj Series B                                                     1,400            48,596
                                                                                           ---------------
 TOTAL -- FINLAND
   (Cost $486,312)                                                                               1,212,703
                                                                                           ---------------
 IRELAND -- (1.6%)
 COMMON STOCKS -- (1.6%)
   Allied Irish Banks P.L.C.                                                       5,508           106,910
   CRH P.L.C.                                                                      9,004           227,078
 * Elan Corp. P.L.C.                                                              12,964           337,752
   Independent News & Media P.L.C.                                                14,713            43,618
   Irish Permanent P.L.C.                                                          5,651            97,708
                                                                                           ---------------
 TOTAL -- IRELAND
   (Cost $429,070)                                                                                 813,066
                                                                                           ---------------
 DENMARK -- (1.3%)
 COMMON STOCKS -- (1.3%)
   Danisco A.S.                                                                      870            53,067
   Danske Bank A.S.                                                                9,200           275,064
 * Jyske Bank A.S.                                                                 3,000           107,757
   Nordea AB                                                                      14,330           140,552
   Tele Danmark A.S.                                                               1,900            77,895
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $306,160)                                                                                 654,335
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
     (Cost $1,881)                                                                                   1,993
                                                                                           ---------------
 TOTAL -- DENMARK
   (Cost $308,041)                                                                                 656,328
                                                                                           ---------------
 BELGIUM -- (1.3%)
 COMMON STOCKS -- (1.3%)
   Algemene Mij Voor Nijverheidskredit
     Almanij                                                                         342            30,690
   Bekaert SA                                                                      1,000            78,234
   Cofinimmo SA                                                                      220            35,228
   Dexia SA                                                                        3,231            68,934
   Fortis AG                                                                       6,944           183,767
   Groupe Bruxelles Lambert                                                        1,600           125,019
   Suez (ex Suez Lyonnaise des Eaux)                                               2,500            58,676
   Union Miniere SA                                                                  630            57,045
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $387,237)                                                                                 637,593
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Umicore-Strip VVPR Rights
     (Cost $0)                                                                        30                 4
                                                                                           ---------------
 TOTAL -- BELGIUM
   (Cost $387,237)                                                                                 637,597
                                                                                           ---------------
 NORWAY -- (1.0%)
 COMMON STOCKS -- (0.9%)
 * Aker Kvaerner OGEP ASA                                                            990   $        25,313
 * Aker Yards AS                                                                     610            12,557
   Norsk Hydro ASA                                                                 2,620           214,707
   Norske Skogindustrier ASA Series A                                              4,700            99,991
   Storebrand ASA                                                                 12,400           110,415
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $376,736)                                                                                 462,983
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Norwegian Krone
     (Cost $42,688)                                                                                 42,764
                                                                                           ---------------
 TOTAL -- NORWAY
   (Cost $419,424)                                                                                 505,747
                                                                                           ---------------
 SINGAPORE -- (0.9%)
 COMMON STOCKS -- (0.8%)
   DBS Group Holdings, Ltd.                                                        4,000            38,555
   Fraser & Neave, Ltd.                                                            8,100            72,112
   Haw Par Brothers International, Ltd.                                               31                93
   Keppel Corp., Ltd.                                                             24,000           117,772
   Neptune Orient Lines, Ltd.                                                     23,000            41,370
   Singapore Airlines, Ltd.                                                        8,000            53,172
   Singapore Land, Ltd.                                                            9,000            24,598
   United Industrial Corp., Ltd.                                                  43,000            24,056
   United Overseas Bank, Ltd.                                                      4,000            33,205
   United Overseas Land, Ltd.                                                     12,000            17,015
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $357,051)                                                                                 421,948
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.1%)
 * Singapore Dollars
     (Cost $26,689)                                                                                 26,845
                                                                                           ---------------
 TOTAL -- SINGAPORE
   (Cost $383,740)                                                                                 448,793
                                                                                           ---------------
 GREECE -- (0.4%)
 COMMON STOCKS -- (0.4%)
   Commercial Bank of Greece                                                       1,600            48,786
   EFG Eurobank Ergasias S.A.                                                      2,500            72,851
   Hellenic Petroleum S.A.                                                         4,900            51,318
   Hellenic Tellecommunication
     Organization Co. S.A.                                                         3,520            57,870
                                                                                           ---------------
 TOTAL -- GREECE
   (Cost $147,349)                                                                                 230,825
                                                                                           ---------------
 PORTUGAL -- (0.3%)
 COMMON STOCKS -- (0.3%)
   Banco Espirito Santo e Comercial de
     Lisboa                                                                        4,800            84,933
   Portugal Telecom SA                                                             4,794            56,747
                                                                                           ---------------
 TOTAL -- PORTUGAL
   (Cost $82,367)                                                                                  141,680
                                                                                           ---------------
 EMU -- (0.3%)
 INVESTMENT IN CURRENCY -- (0.3%)
 * Euro Currency
     (Cost $130,624)                                                                               131,499
                                                                                           ---------------

                                                                                 SHARES            VALUE+
                                                                                 ------            ------
 AUSTRIA -- (0.2%)
 COMMON STOCKS -- (0.2%)
   Voestalpine AG                                                                   726   $        51,933
   Wienerberger AG                                                                1,109            49,335
                                                                                          ---------------
 TOTAL -- AUSTRIA
   (Cost $39,911)                                                                                 101,268
                                                                                          ---------------
 NEW ZEALAND -- (0.1%)
 COMMON STOCKS -- (0.1%)
   Carter Holt Harvey, Ltd.
     (Cost $36,182)                                                              32,625            51,857
                                                                                          ---------------
 CANADA -- (0.1%)
 COMMON STOCKS -- (0.1%)
   Alcan, Inc.
     (Cost $26,397)                                                                 598            31,081
                                                                                          ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
 TEMPORARY CASH INVESTMENTS -- (2.8%)
   Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
     (Collateralized by $905,082 U.S. Treasury Note 1.625%, 03/31/05,
     valued at $903,210) to be repurchased at $903,258
     (Cost $903,209)^                                                       $       903           903,209
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $537,000 FNMA Notes 2.95%, 11/14/07, valued at
     $537,753) to be repurchased at $530,028
     (Cost $530,000)                                                                530           530,000
                                                                                          ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $1,433,209)                                                                            1,433,209
                                                                                          ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $39,461,400)                                                                     $    50,465,328
                                                                                          ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        VA INTERNATIONAL SMALL PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 JAPAN -- (26.8%)
 COMMON STOCKS -- (26.5%)
   Achilles Corp.                                                                  6,000   $        10,064
   Aderans Co., Ltd.                                                               1,300            28,621
   Advan Co., Ltd.                                                                 2,000            24,472
   Aica Kogyo Co., Ltd.                                                            3,000            34,623
   Aichi Bank, Ltd.                                                                  300            23,353
   Aichi Tokei Denki Co., Ltd.                                                     3,000             8,767
   Air Water, Inc.                                                                 4,000            27,325
 * Akai Electric Co., Ltd.                                                         9,000                88
   Akita Bank, Ltd.                                                                7,000            27,444
   Alfresa Holdings Corp.                                                          1,800            62,002
   Alpine Electronics, Inc.                                                        1,500            20,130
   Amano Corp.                                                                     3,000            27,318
   Aomori Bank, Ltd.                                                               6,000            24,184
 * Arai-Gumi, Ltd.                                                                   600             1,129
   Ariake Japan Co., Ltd.                                                            900            21,769
   Asahi Denka Kogyo KK                                                            3,000            28,917
   Asahi Diamond Industrial Co., Ltd.                                              5,000            27,086
   Asahi Kogyosha Co., Ltd.                                                        3,000             9,850
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                                                          3,000             9,154
   Ashimori Industry Co., Ltd.                                                     3,000             7,331
   Asics Corp.                                                                    14,000            44,788
 * Azel Corp., Tokyo                                                               2,000             2,353
   Bando Chemical Industries, Ltd.                                                 5,000            20,149
   Bank of Saga, Ltd.                                                              6,000            21,708
 # Best Denki Co., Ltd.                                                            5,000            20,322
   Capcom Co., Ltd.                                                                2,000            18,982
   Cecile Co., Ltd.                                                                2,400            32,213
   Central Finance Co., Ltd.                                                       4,000            13,902
 * Chiba Kogyo Bank, Ltd.                                                            800             4,692
   Chiyoda Co., Ltd.                                                               1,700            25,347
 * Chori Co., Ltd.                                                                 5,000             7,786
 * Chugai Mining Co., Ltd.                                                         5,000             3,063
   Chukyo Bank, Ltd.                                                               7,000            25,024
   CKD Corp.                                                                       2,000            11,768
 * Clarion Co., Ltd.                                                              10,000            23,758
   Cleanup Corp.                                                                   2,000            18,175
   CMK Corp.                                                                       3,000            37,072
   Coca-Cola Central Japan Co., Ltd.                                                   3            22,755
 * Columbia Music Entertainment, Inc.                                              3,000             2,851
   Cosel Co., Ltd.                                                                   800            18,978
 * Cosmo Securities Co., Ltd.                                                     12,000            21,720
   Culture Convenience Club Co., Ltd.                                              1,700            21,258
   Daibiru Corp.                                                                   4,000            27,352
   Dai-Dan Co., Ltd.                                                               3,000            18,500
 * Daiei, Inc.                                                                    21,000            41,730
   Daihen Corp.                                                                   11,000            21,629
 # Daiken Corp.                                                                    9,000            36,452
*# Daikyo, Inc.                                                                   14,000            22,686
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                                       4,000            17,929
   Daisan Bank, Ltd.                                                               7,000            27,283
   Daiwa Kosho Lease Co., Ltd.                                                     8,000            42,604
   Daiwabo Co., Ltd.                                                               8,000            11,096
   Denki Kogyo Co., Ltd.                                                           3,000            15,302
   Densei-Lambda KK                                                                1,000             7,597
   Edion Corp.                                                                     3,737   $        33,433
   Ehime Bank, Ltd.                                                                6,000            18,727
   Eighteenth Bank, Ltd.                                                           6,000            26,345
   Exedy Corp.                                                                     4,000            70,174
 * FDK Corp.                                                                       7,000            14,571
   France Bed Holdings Co., Ltd.                                                  13,000            38,698
   Fuji Co.,Ltd.                                                                   1,500            27,944
 * Fuji Kosan Co., Ltd.                                                            6,000             7,935
   Fuji Kyuko Co., Ltd.                                                            5,000            18,989
 * Fuji Spinning Co., Ltd., Tokyo                                                  4,000             5,040
   Fujicco Co., Ltd.                                                               2,000            25,797
 * Fujiko Co., Ltd.                                                                4,000                78
   Fujirebio, Inc.                                                                 2,500            32,544
   Fujita Kanko, Inc.                                                             12,000            42,670
   Fujitsu Business Systems, Ltd.                                                  2,000            25,594
*# Fujiya Co., Ltd.                                                               10,000            23,390
 * Furukawa Battery Co., Ltd.                                                      3,000             7,532
 * Furukawa Co., Ltd.                                                             18,000            20,271
   Fuso Pharmaceutical Industries, Ltd.                                            5,000            16,026
   Gakken Co., Ltd.                                                                3,000             6,410
   Godo Steel, Ltd.                                                                6,000            22,493
   Hanshin Sogo Bank, Ltd.                                                        10,000            19,918
   Hanwa Co., Ltd.                                                                10,000            43,284
   Heiwado Co., Ltd.                                                               4,000            55,173
   Hitachi Koki Co., Ltd.                                                          8,000            63,399
   Hitachi Kokusai Electric, Inc.                                                  4,320            34,495
   Hitachi Medical Corp.                                                           2,000            27,718
   Hitachi Plant Engineering &
     Construction Co., Ltd.                                                        6,000            25,951
   Hitachi Transport System, Ltd.                                                  3,000            25,221
 * Hitachi Zosen Corp.                                                            17,000            25,071
   Hogy Medical Co., Ltd.                                                          1,100            49,700
   Hokkaido Coca Cola Bottling Co., Ltd.                                           3,000            19,243
   Hokkaido Gas Co., Ltd.                                                          4,000            10,568
   Hokuriku Electric Industry Co., Ltd.                                            4,000             9,859
   Hokuto Corp.                                                                    1,000            19,005
   Homac Corp.                                                                     3,000            21,000
   Horiba, Ltd.                                                                    2,000            25,746
   Hosiden Corp.                                                                   2,400            24,749
 * Howa Machinery, Ltd.                                                            5,000             6,351
   Ichikoh Industries, Ltd.                                                        4,000             9,384
   Iino Kaiun Kaisha, Ltd.                                                         9,000            45,141
   Inaba Denki Sangyo Co., Ltd.                                                    1,000            22,104
   Inabata and Co., Ltd., Osaka                                                    4,000            34,944
   Inageya Co., Ltd.                                                               2,000            18,371
   Ines Corp.                                                                      3,600            32,345
   Iseki & Co., Ltd.                                                              14,000            34,095
   Ishihara Sangyo Kaisha, Ltd.                                                   24,000            53,761
   Itochu Enex Co., Ltd.                                                           4,000            25,723
   Itochu Shokuh Co., Ltd.                                                           900            30,775
   Iwasaki Electric Co., Ltd.                                                      4,000            13,174
 * Iwatsu Electric Co., Ltd.                                                       3,000             6,175
   Izumiya Co., Ltd.                                                               7,000            45,522
   Japan Cash Machine Co., Ltd.                                                      600            24,744
   Japan Digital Laboratory Co., Ltd.                                              2,300            24,409
   Japan Medical Dynamic Marketing,
     Inc.                                                                            770             8,096
 # Japan Pulp and Paper Co., Ltd.                                                  5,000            16,409

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Japan Steel Works, Ltd.                                                        21,000   $        31,316
   Japan Storage Battery Co., Ltd.                                                24,000            49,730
   Japan Transcity Corp.                                                           3,000            10,297
   Japan Vilene Co., Ltd.                                                          3,000            14,612
   Japan Wool Textile Co., Ltd.                                                    6,000            35,085
   Jeol, Ltd.                                                                      5,000            32,274
 * JFE Shoji Holdings, Inc.                                                        8,000            43,815
   Joshin Denki Co., Ltd.                                                          2,000             6,055
 * Juki Corp.                                                                      7,000            24,379
   Kagawa Bank, Ltd.                                                               3,000            14,815
 # Kagome Co., Ltd.                                                                4,000            42,017
 # Kaken Pharmaceutical Co., Ltd.                                                  7,000            44,001
   Kanagawa Chuo Kotsu Co., Ltd.                                                   4,000            23,846
 * Kanebo, Ltd.                                                                    2,000            23,795
 * Kanematsu Corp.                                                                10,500            15,770
 * Kanematsu-NNK Corp.                                                             3,000             7,847
   Kanto Auto Works, Ltd., Yokosuka                                                4,900            56,393
   Kanto Denka Kogyo Co., Ltd.                                                     4,000            13,768
   Kanto Natural Gas Development Co.,
     Ltd.                                                                          4,000            22,007
   Kawada Industries, Inc.                                                         2,000             5,416
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                                       5,000             7,419
   Kayaba Industry Co., Ltd.                                                      16,000            54,637
   Keiyo Bank, Ltd.                                                                8,000            28,419
   Keiyo Co., Ltd.                                                                 2,000             8,288
 * Kenwood Corp.                                                                  10,000            18,427
   Kibun Food Chemifa Co., Ltd.                                                    1,000            22,880
   Kita-Nippon Bank, Ltd.                                                            400            18,895
   Kitz Corp.                                                                      4,000            21,999
   Kiyo Bank, Ltd.                                                                12,000            23,764
 * Kokusai Kogyo Co., Ltd.                                                         2,000             6,071
   Konami Sports Corp.                                                             1,900            36,299
   Kosei Securities Co., Ltd.                                                      4,000             7,388
   Kurabo Industries, Ltd.                                                        13,000            28,400
   Kureha Chemical Industry Co., Ltd.                                              6,000            22,776
   Kurimoto, Ltd.                                                                 11,000            27,025
   Kuroda Electric Co., Ltd.                                                       1,200            25,952
   Kyodo Printing Co., Ltd.                                                        9,000            34,099
   Kyodo Shiryo Co., Ltd.                                                          5,000             7,038
 * Kyushu-Shinwa Holdings, Inc.                                                   10,000            17,914
   Life Corp.                                                                      2,000            25,497
   Maeda Corp.                                                                     6,000            26,843
   Maeda Road Construction Co., Ltd.                                              10,000            73,671
   Marudai Food Co., Ltd.                                                          5,000            10,002
   Maruetsu, Inc.                                                                  9,000            44,329
   Maruha Group, Inc.                                                             18,000            39,224
   Marusan Securities Co., Ltd.                                                    6,000            36,143
   Maruyama Manufacturing Co., Inc.                                                3,000            14,288
 * Maruzen Co., Ltd.                                                               4,000             9,261
 * Matsuo Bridge Co., Ltd.                                                         3,000             6,594
   Matsuzakaya Co., Ltd.                                                           9,000            34,559
   Max Co., Ltd.                                                                   2,000            20,585
   Meidensha Corp.                                                                14,000            27,410
   Meito Sangyo Co., Ltd.                                                          2,000            31,307
 # Melco Holdings, Inc.                                                            1,400            25,467
   Mercian Corp.                                                                  10,000            24,616
   Michinoku Bank, Ltd.                                                            5,000            23,664
   Mikuni Coca-Cola Bottling Co., Ltd.                                             3,000            28,459
   Ministop Co., Ltd.                                                              1,500            25,032
 * Misawa Homes Holdings, Inc.                                                    16,000            43,722
 * Mitsubishi Cable Industries, Ltd.                                              14,000   $        16,293
 # Mitsubishi Paper Mills, Ltd.                                                   13,000            20,052
   Mitsubishi Plastics, Inc.                                                      16,000            41,766
   Mitsubishi Shindoh Co., Ltd.                                                    3,000             6,677
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                                          5,000             7,502
   Mitsuboshi Belting, Ltd.                                                        8,000            30,376
   Mitsui Home Co., Ltd.                                                           4,000            19,555
 * Mitsui Mining Co., Ltd.                                                         2,500             9,857
   Mitsui-Soko Co., Ltd.                                                          10,000            31,969
   Mitsumi Electric Co., Ltd.                                                      3,000            33,125
   Mitsuuroko Co., Ltd.                                                            3,000            19,043
   Miura Co., Ltd.                                                                 2,000            32,084
   Miyazaki Bank, Ltd.                                                             6,000            23,445
   Mizuno Corp.                                                                    9,000            37,644
 * Momiji Holdings, Inc.                                                              14            24,573
   Mori Seiki Co., Ltd.                                                            5,800            50,529
   Morinaga & Co., Ltd.                                                           16,000            36,333
   Nabtesco Corp.                                                                  5,000            26,750
   Nachi-Fujikoshi Corp.                                                          13,000            33,982
   Nagano Bank, Ltd.                                                               6,000            17,943
   Nakamuraya Co., Ltd.                                                            3,000             9,999
   Nakayama Steel Works, Ltd.                                                      5,000            19,095
   NEC Infrontia Corp.                                                             3,000            11,714
   NEC Tokin Corp.                                                                 2,000             8,606
   Nichias Corp.                                                                   4,000            15,184
   Nichiha Corp.                                                                   4,000            56,060
   Nichimo Co., Ltd.                                                               5,000            15,340
   Nichireki Co., Ltd.                                                             2,000             7,272
   Nichiro Corp.                                                                   5,000             8,395
   Nifco, Inc.                                                                     2,000            30,685
   Nikkiso Co., Ltd.                                                               4,000            21,801
   Nippon Beet Sugar Manufacturing Co.,
     Ltd.                                                                          5,000            10,449
   Nippon Carbon Co., Ltd.                                                         5,000             9,169
   Nippon Chemical Industrial Co., Ltd.                                            2,000             6,770
   Nippon Chemi-Con Corp.                                                          5,000            25,697
   Nippon Concrete Industries Co., Ltd.                                            3,000            11,946
   Nippon Densetsu Kogyo Co., Ltd.                                                 2,000            10,391
   Nippon Flour Mills Co., Ltd.                                                   17,000            73,967
*# Nippon Kasei Chemical Co., Ltd.                                                 5,000            10,144
   Nippon Konpo Unyu Soko Co., Ltd.                                                2,000            19,626
 # Nippon Seiki Co., Ltd.                                                          4,000            35,446
 * Nippon Shinpan Co., Ltd.                                                       21,000            74,264
   Nippon Shinyaku Co., Ltd.                                                       3,000            21,657
   Nippon Signal Co., Ltd.                                                         3,000            15,183
   Nippon Suisan Kaisha, Ltd.                                                     18,000            58,698
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                                                     3,000             7,157
   Nippon Thompson Co., Ltd.                                                       3,000            17,468
   Nippon Unipac Holding, Tokyo                                                        0             3,789
   Nissan Shatai Co., Ltd.                                                        11,000            86,120
   Nissha Printing Co., Ltd.                                                       3,000            37,019
   Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                                         19,000            68,289
 * Nissho Iwai-Nichmen Holdings Corp.                                              7,700            32,354
   Nissin Kogyo Co., Ltd.                                                          1,000            29,463
   Nittetsu Mining Co., Ltd.                                                       3,000            11,738
   Nitto Boseki Co., Ltd.                                                         18,000            35,731
   Nitto Electric Works, Ltd.                                                      3,000            28,576
   NOF Corp.                                                                       7,000            23,771

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Noritake Co., Ltd.                                                              8,000   $        32,763
   Noritz Corp.                                                                    2,600            37,885
   Odakyu Real Estate Co., Ltd.                                                    4,000             9,750
   Oita Bank, Ltd.                                                                 5,000            25,213
   Okamoto Industries, Inc.                                                        9,000            26,477
   Okamura Corp.                                                                   3,000            24,994
   Okinawa Electric Power Co., Ltd.                                                  500            21,309
   Okuwa Co., Ltd.                                                                 3,000            33,691
   Organo Corp.                                                                    4,000            19,563
   OSG Corp.                                                                       6,000            69,358
 * Pacific Metals Co., Ltd.                                                        7,000            30,521
   Paramount Bed Co., Ltd.                                                           800            21,206
   Parco Co., Ltd.                                                                 2,000            11,619
 * Pasco Corp.                                                                     1,000             2,624
 * Penta-Ocean Construction Co., Ltd.                                             36,000            57,520
   Pentax Corp.                                                                    5,000            17,114
 * Prima Meat Packers, Ltd.                                                        5,000             6,983
   Raito Kogyo Co., Ltd.                                                           2,400             9,859
   Rasa Industries, Ltd.                                                           3,000             8,229
   Resorttrust, Inc.                                                                 700            18,875
   Rheon Automatic Machinery Co., Ltd.                                             2,000             6,291
   Riken Corp.                                                                     7,000            29,195
   Riken Vitamin Co., Ltd.                                                         2,000            42,610
   Rohto Pharmaceutical Co., Ltd.                                                  2,000            22,455
   Roland Corp.                                                                    2,000            33,519
   Ryobi, Ltd.                                                                    11,000            40,258
   Ryosan Co., Ltd.                                                                1,500            33,856
   Ryoyo Electro Corp.                                                             2,000            29,078
   Sagami Co., Ltd.                                                                3,000            10,499
   Saibu Gas Co., Ltd.                                                            12,000            24,140
   Sakata Inx Corp.                                                                3,000            13,732
   Sakata Seed Corp.                                                               2,000            24,320
   Sanden Corp.                                                                    7,000            41,371
   Sanki Engineering Co., Ltd.                                                     5,000            34,567
   Sankyo-Tateyama Holdings, Inc.                                                 16,000            44,911
   Sankyu, Inc., Tokyo                                                            20,000            56,224
   Sanrio Co., Ltd.                                                                2,100            18,955
 * Sansui Electric Co., Ltd.                                                      28,000             8,192
   Sanyo Chemical Industries, Ltd.                                                 3,000            20,799
   Sanyo Electric Credit Co., Ltd.                                                 2,400            45,363
   Sanyo Shokai, Ltd.                                                              4,000            22,409
   Sanyo Special Steel Co., Ltd.                                                   7,000            14,116
 * Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                                         7,000             9,252
   Sato Corp.                                                                      2,100            51,937
 # Seiko Corp.                                                                     3,307            17,110
   Senshukai Co., Ltd.                                                             3,000            23,562
   Shikoku Chemicals Corp.                                                         3,000            11,340
   Shimizu Bank, Ltd.                                                                400            18,333
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                                     3,000             9,581
   Shin-Etsu Polymer Co., Ltd.                                                     5,000            31,083
   Shinki Co., Ltd.                                                                3,000            29,436
   Shinko Electric Co., Ltd.                                                       6,000            16,171
   Shinmaywa Industries, Ltd.                                                      5,000            21,091
 * Sho-Bond Corp.                                                                  2,000            16,002
   Showa Electric Wire & Cable Co., Ltd.,
     Kawasaki                                                                     12,000            15,705
   Showa Sangyo Co., Ltd.                                                         10,000            23,400
   Sinanen Co., Ltd.                                                               3,000            15,027
   SMK Corp.                                                                       5,000            23,055
 * Snow Brand Milk Products Co., Ltd.                                              6,500   $        19,959
   Sorun Corp.                                                                     2,000            11,978
   SS Pharmaceutical Co., Ltd., Tokyo                                              4,000            26,158
   Starzen Corp.                                                                   4,000             9,642
 # Sumitomo Light Metal Industries, Ltd.                                          11,000            17,684
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                                          6,600             6,994
   Sumitomo Precision Products Co., Ltd.,
   Amagasaki City                                                                  2,000             6,479
 # Sumitomo Warehouse Co., Ltd.                                                    9,000            40,763
   Sun Wave Corp.                                                                  2,000             7,539
   SXL Corp.                                                                       3,000             5,418
   Sysmex Corp.                                                                    1,600            63,724
   T.Hasegawa Co., Ltd.                                                            1,600            23,021
   Taisei Rotec Corp.                                                              3,000             5,901
   Taito Corp.                                                                        25            33,182
   Takamatsu Corp.                                                                   800            25,451
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                                   4,000             6,325
 # Takara Co., Ltd.                                                                3,700            18,258
   Takasago International Corp.                                                    3,000            14,346
   Takasago Thermal Engineering Co.,
     Ltd.                                                                          6,000            38,486
   Takashima & Co., Ltd.                                                           4,000             9,799
   Takiron Co., Ltd.                                                               3,000            13,573
   Takuma Co., Ltd.                                                                6,000            43,536
   Tamura Corp.                                                                    4,000            15,795
   Tasaki Shinju Co., Ltd.                                                         2,000             7,921
 * TC Properties Co., Ltd.                                                        42,000                 0
   TCM Corp.                                                                       5,000            10,760
 * Teac Corp.                                                                      5,000             6,303
   Tenma Corp.                                                                     2,000            32,793
   The Nisshin Oillio Group, Ltd.                                                 10,000            44,699
   Toa Corp.                                                                      12,000            19,452
   Toa Doro Kogyo Co., Ltd.                                                        3,000             7,142
 * Toabo Corp.                                                                     6,000             6,300
 # Toagosei Co., Ltd.                                                             26,000            82,626
   Tochigi Bank, Ltd.                                                              7,000            38,584
   Toei Co., Ltd.                                                                 14,000            60,052
   Toenec Corp.                                                                    3,000            12,212
   Toho Bank, Ltd.                                                                 6,000            22,077
   Toho Titanium Co., Ltd.                                                         1,000            24,471
   Toho Zinc Co., Ltd.                                                             4,000            10,267
   Tohoku Pioneer Corp.                                                            2,000            37,369
   Tokai Carbon Co., Ltd.                                                         12,000            42,895
   Tokai Tokyo Securities Co., Ltd.                                               14,000            39,757
   Toko, Inc.                                                                      8,000            22,693
   Tokushima Bank, Ltd.                                                            7,000            46,158
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                                          3,000            14,415
   Tokyo Dome Corp.                                                                5,000            23,735
   Tokyo Kikai Seisakusho, Ltd.                                                    6,000            16,709
   Tokyo Leasing Co., Ltd.                                                         2,200            28,360
 * Tokyo Rope Manufacturing Co., Ltd.                                              4,000             7,412
   Tokyo Tatemono Co., Ltd.                                                       15,000            96,605
*# Tokyo Tekko Co., Ltd.                                                           3,000            10,820
   Tokyo Theatres Co., Inc., Tokyo                                                 6,000             8,465
   Tokyo Tomin Bank, Ltd.                                                          3,700            77,345
   Tokyu Store Chain Corp.                                                         4,000            19,338
   Tonami Transportation Co., Ltd.                                                 3,000             9,069
   Topy Industries, Ltd.                                                          16,000            57,904

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Torii Pharmaceutical Co., Ltd.                                                  2,000   $        41,370
   Toshiba Machine Co., Ltd.                                                       6,000            22,892
 * Totoku Electric Co., Ltd., Tokyo                                                3,000             5,371
   Touei Housing Corp.                                                               900            23,286
 * Toyama Chemicals Co., Ltd.                                                      7,000            25,123
 * Toyo Communication Equipment Co.,
     Ltd.                                                                          4,000            18,330
   Toyo Corp.                                                                      3,000            35,118
   Toyo Electric Co., Ltd.                                                         5,000            13,980
 * Toyo Engineering Corp.                                                         11,000            30,575
   Toyo Kohan Co., Ltd.                                                            3,000            11,649
 # Toyo Radiator Co., Ltd.                                                         5,000            20,140
   Toyo Tire & Rubber Co., Ltd.                                                    8,000            24,717
   Trans Cosmos, Inc.                                                              1,500            51,288
   Trusco Nakayama Corp.                                                           2,300            34,332
   Tsubaki Nakashima Co., Ltd.                                                     5,000            61,665
   Tsubakimoto Chain Co.                                                           9,000            32,176
   Tsukishima Kikai Co., Ltd.                                                      3,000            21,319
   Tsumura & Co.                                                                   3,000            45,729
   Tsutsumi Jewelry Co., Ltd.                                                      2,000            58,615
 * Unitika, Ltd.                                                                  33,000            35,480
   Wakachiku Construction Co., Ltd.                                                4,000             9,963
   Xebio Co., Ltd.                                                                   800            24,247
   Yamagata Bank, Ltd.                                                            11,000            51,526
   Yamatake Corp.                                                                  5,000            52,532
   Yamato Kogyo Co., Ltd.                                                          6,000            80,617
   Yodogawa Steel Works, Ltd.                                                      9,000            42,644
   Yokohama Reito Co., Ltd.                                                        3,000            19,515
   Yomiuri Land Co., Ltd.                                                          3,000             9,160
   Yondenko Corp.                                                                  2,100            10,053
   Yonekyu Corp.                                                                   2,000            21,859
   Yoshimoto Kogyo Co., Ltd.                                                       2,000            18,030
   Yurtec Corp.                                                                    4,000            19,495
   Zenrin Co., Ltd.                                                                3,000            36,915
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $8,651,362)                                                                             9,415,795
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.3%)
 * Japanese Yen
     (Cost $107,583)                                                                               107,555
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Kanematsu Corp. Warrants 03/31/06
     (Cost $0)                                                                       525                 0
                                                                                           ---------------
 TOTAL -- JAPAN
   (Cost $8,758,945)                                                                             9,523,350
                                                                                           ---------------
 UNITED KINGDOM -- (19.3%)
 COMMON STOCKS -- (19.3%)
   Abbot Group P.L.C.                                                              7,000            28,739
 * Acambis P.L.C.                                                                  3,063            15,044
   Aegis Group P.L.C.                                                             25,390            49,755
   AGA Food Service Group P.L.C.                                                   5,765            28,196
   Aggreko P.L.C.                                                                 10,000            29,337
   Alba P.L.C.                                                                     1,765            22,855
 * Anite Group P.L.C.                                                              7,470             7,609
 * Arena Leisure P.L.C.                                                            8,000             5,659
   Arla Foods UK P.L.C.                                                           17,677            18,220
   Arm Holdings P.L.C.                                                            23,000            45,113
   Arriva P.L.C.                                                                   4,870            45,611
   Atkins (WS) P.L.C.                                                              4,015            54,094
   Avis Europe P.L.C.                                                             13,658   $        16,840
   Babcock International Group P.L.C.                                             10,808            26,308
   Balfour Beatty P.L.C.                                                           9,360            53,900
   Bellway P.L.C.                                                                  4,000            54,441
   Bespak P.L.C.                                                                   1,360            12,293
 * Biocompatibles International P.L.C.                                             1,050             4,863
   Body Shop International P.L.C.                                                  8,000            26,686
   Bodycote International P.L.C.                                                  10,262            31,168
   Bovis Homes Group P.L.C.                                                        5,000            48,188
   BPP Holdings P.L.C.                                                             2,800            17,789
 * Bradstock Group P.L.C.                                                            840               706
   Brammer P.L.C.                                                                  1,933             6,114
   Britannic P.L.C.                                                                9,041            71,748
   British Polythene Industries P.L.C.                                             2,000            12,273
   British Vita P.L.C.                                                             6,900            35,331
   Brixton P.L.C.                                                                  6,000            37,027
   Brown (N)Group P.L.C.                                                           9,990            25,558
   BSS Group P.L.C.                                                                1,469            23,110
 * Cambridge Antibody Technology
     Group P.L.C.                                                                  1,746            19,971
   Capital & Regional P.L.C.                                                       2,587            31,157
   Capital Radio P.L.C.                                                            3,300            25,535
   Carillion P.L.C.                                                                6,204            26,733
   Carpetright P.L.C.                                                              4,000            83,344
 * Charter P.L.C.                                                                  8,148            32,090
   Chesnara P.L.C.                                                                 3,500             6,640
   Chrysalis Group P.L.C.                                                          5,000            16,822
   City Restaurant Group P.L.C.                                                    9,500            19,761
   Close Brothers Group P.L.C.                                                     2,580            35,183
 * Colt Telecom Group P.L.C.                                                      40,792            34,534
   Communisis P.L.C.                                                               4,553             9,716
   Computacenter P.L.C.                                                            7,985            41,362
 * Cookson Group P.L.C.                                                           64,000            41,268
   Countrywide P.L.C.                                                              7,000            39,907
   Courts P.L.C.                                                                   2,320               602
   Cox Insurance Holdings P.L.C.                                                  16,333            26,764
   Crest Nicholson P.L.C.                                                          3,560            23,031
   Croda International P.L.C.                                                      4,000            24,510
   Daejan Holdings P.L.C.                                                            472            24,596
   Dairy Crest Group P.L.C.                                                        6,206            49,432
 * Dana Petroleum P.L.C.                                                           3,699            28,887
 * Danka Business Systems P.L.C.                                                   7,000             5,352
   Davis Service Group P.L.C.                                                      5,666            42,694
   De La Rue P.L.C.                                                                8,387            53,937
   Delta P.L.C.                                                                    6,000            11,079
   Derwent Valley Holdings P.L.C.                                                  2,000            37,572
   DeVere Group P.L.C.                                                             5,000            41,885
   Devro P.L.C.                                                                    8,000            18,148
 * Dimension Data Holdings P.L.C.                                                 53,000            33,898
   Diploma P.L.C.                                                                  1,500            17,045
   Domestic & General Group P.L.C.                                                 1,796            21,020
   Domino Printing Sciences P.L.C.                                                 6,574            30,796
 * Easyjet P.L.C.                                                                  7,991            28,410
 * Elementis P.L.C.                                                               13,000             8,031
 * Enodis P.L.C.                                                                  11,200            21,518
   Euromoney Institutional Investors
     P.L.C.                                                                        3,960            31,679
   Filtronic P.L.C.                                                                3,555            13,298
   Findel P.L.C.                                                                   3,443            28,471
   First Choice Holidays P.L.C.                                                   16,491            43,470
   First Technology P.L.C.                                                         3,768            25,604

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   FKI P.L.C.                                                                     26,756   $        67,821
   Forth Ports P.L.C.                                                              2,265            56,238
   French Connection Group P.L.C.                                                  2,765            13,619
   Game Group P.L.C.                                                              17,436            22,713
   Games Workshop Group P.L.C.                                                       493             7,752
   Geest P.L.C.                                                                    3,387            37,848
   Go-Ahead Group P.L.C.                                                           2,000            52,652
   Grainger Trust, Ltd.                                                              719            23,773
   Great Portland Estates P.L.C.                                                   5,520            33,790
   Greene King P.L.C.                                                              3,589            81,852
   Greggs P.L.C.                                                                     640            44,635
   Guiness Peat Group P.L.C.                                                      43,678            66,050
   GWR Group P.L.C.                                                                4,000            17,254
   Halma P.L.C.                                                                   18,397            54,873
   Headlam Group P.L.C.                                                            3,793            28,656
   Helical Bar P.L.C.                                                              1,318            26,846
   Helphire Group P.L.C.                                                           5,799            24,051
 * Heywood Williams Group P.L.C.                                                   5,000             8,423
   Hiscox P.L.C.                                                                  11,700            35,549
   Hit Entertainment P.L.C.                                                        6,000            29,808
   Holidaybreak P.L.C.                                                             2,376            25,312
   Homeserve P.L.C.                                                                1,473            18,960
   House of Fraser P.L.C.                                                          8,000            16,147
   Hunting P.L.C.                                                                  5,163            17,919
   Incepta Group P.L.C.                                                            2,677             3,479
   Intertek Group P.L.C.                                                           4,000            53,895
   Intserve P.L.C.                                                                 9,249            55,640
 * Invensys P.L.C.                                                               141,375            47,178
   Isoft Group P.L.C.                                                              6,502            47,881
   JJB Sports P.L.C.                                                              12,000            46,578
   Johnson Service Group P.L.C.                                                    2,872            21,748
   Kidde P.L.C.                                                                   18,000            52,181
   Kier Group P.L.C.                                                               1,776            23,744
   Laing (John) P.L.C.                                                             6,013            27,240
   Laird Group P.L.C.                                                              6,800            47,493
 * Lastminute.com P.L.C.                                                          16,815            33,000
 * London Clubs International P.L.C.                                              10,500            27,589
   London Industrial P.L.C.                                                          843            32,716
   London Merchant Securities P.L.C.                                              16,445            62,967
   Low & Bonar P.L.C.                                                              5,000            11,403
   Luminar P.L.C.                                                                  2,561            24,512
   Macfarlane Group P.L.C.                                                         6,000             3,560
   Manchester United P.L.C.                                                       12,980            68,350
   Marshalls P.L.C.                                                                5,652            31,007
   Matalan P.L.C.                                                                 13,000            53,522
   McAlpine (Alfred) P.L.C.                                                        4,577            25,268
   McBride P.L.C.                                                                  6,500            18,828
   McCarthy & Stone P.L.C.                                                         4,000            42,037
   Meggitt P.L.C.                                                                 21,170           103,381
   Menzies (John) P.L.C.                                                           3,000            26,208
   Mersey Docks & Harbour Co.P.L.C.                                                3,580            61,117
   MFI Furniture Group P.L.C.                                                     31,043            68,777
   Michael Page International P.L.C.                                              21,322            68,709
   Millennium and Copthorne Hotels
     P.L.C.                                                                        7,144            49,300
   Minerva P.L.C.                                                                  5,000            27,716
   Mitie Group P.L.C.                                                              8,969            25,331
   Molins P.L.C.                                                                   1,360             3,968
 * Morgan Crucible Company P.L.C.                                                 10,153            32,155
   Mothercare P.L.C.                                                               3,545            19,703
   Mouchel Parkman P.L.C.                                                          5,135            23,403
   Mowlem (John) & Co.P.L.C.                                                       8,996   $        32,162
   National Express Group P.L.C.                                                   2,000            28,818
   Nestor Healthcare Group P.L.C.                                                  3,700             9,553
   NHP P.L.C.                                                                     12,451            61,173
   Northern Foods P.L.C.                                                          16,000            51,454
 * Northgate Information Solutions P.L.C.                                         22,083            28,764
   Northgate P.L.C.                                                                2,070            30,928
   Novar P.L.C.                                                                   21,548            66,852
 * NXT P.L.C.                                                                      3,360             3,207
   Paladin Resources P.L.C.                                                       10,902            37,089
   Parity Group P.L.C.                                                            11,250             2,150
   Pendragon P.L.C.                                                                3,803            19,313
   Pennon Group P.L.C.                                                             2,365            40,076
   Photo-Me International P.L.C.                                                  11,000            19,442
   PHS Group P.L.C.                                                               20,000            26,587
   Pilkington P.L.C.                                                               1,455             2,979
 * Pillar Property P.L.C.                                                          3,280            44,197
 * Premier Oil P.L.C.                                                              4,000            42,794
 * Primback Units                                                                  3,000                 0
   Psion P.L.C.                                                                   18,000            18,887
   PZ Cuzzons P.L.C.                                                                 797            19,439
   RAC P.L.C.                                                                      2,900            33,807
   Raven Mount P.L.C.                                                             13,000            16,789
   Redrow P.L.C.                                                                  11,802            76,715
   Reg Vardy P.L.C.                                                                2,009            17,189
   Regent Inns P.L.C.                                                              4,883             4,710
   Renishaw P.L.C.                                                                 2,904            33,608
   Rotork P.L.C.                                                                   4,858            40,527
   RPS Group P.L.C.                                                                9,770            28,034
   Salvesen (Christian) P.L.C.                                                    12,000            13,709
   Savills P.L.C.                                                                  2,754            21,963
   Scapa Group P.L.C.                                                              6,600             3,543
   Senior P.L.C.                                                                  12,000             8,724
   Serco Group P.L.C.                                                             11,001            46,922
   Shaftesbury P.L.C.                                                              5,000            29,053
   Shanks & McEwan Group P.L.C.                                                    8,000            20,187
   SIG P.L.C.                                                                      4,300            42,977
   Singer & Friedlander Group P.L.C.                                               6,844            36,689
 * Skyepharma P.L.C.                                                              24,000            30,721
   SMG P.L.C.                                                                     10,000            20,344
   Smith (David S.) Holdings P.L.C.                                               19,364            55,127
   Smith (WH) P.L.C.                                                              10,824            61,676
 * Soco International P.L.C.                                                       3,613            20,544
   Somerfield P.L.C.                                                              30,098            87,822
   South Staffordshire Group P.L.C.                                                  368             7,861
   Spectris P.L.C.                                                                 5,378            41,610
   Spirax-Sarco Engineering P.L.C.                                                 2,000            23,519
 * Spirent P.L.C.                                                                 42,716            58,181
   SSL International P.L.C.                                                        8,710            47,020
   St.Ives P.L.C.                                                                  3,000            22,207
   St.Modwen Properties P.L.C.                                                    23,000           134,939
   Stanley Leisure P.L.C.                                                          4,150            35,427
   T & F Informa Group P.L.C.                                                      9,100            66,215
   Taylor Nelson AGB P.L.C.                                                        6,000            26,367
   TBI P.L.C.                                                                     18,000            31,602
   The Big Food Group P.L.C.                                                      13,821            24,453
   The Peacock Group P.L.C.                                                        5,571            29,793
 * Thus Group P.L.C.                                                              53,000            14,459
   Topps Tiles P.L.C.                                                              7,700            33,570
   Transport Development Group P.L.C.                                              4,126            17,836
   TT Electronics P.L.C.                                                           6,965            25,606

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Tullow Oil P.L.C.                                                              10,957   $        30,715
   U.K.Coal P.L.C.                                                                 7,301            18,540
   Ultra Electronics Holdings P.L.C.                                               1,924            24,576
   Unite Group P.L.C.                                                              5,545            26,652
 * Vernalis P.L.C.                                                                 1,500             2,477
   Victrex P.L.C.                                                                  3,288            21,766
   Viridian Group P.L.C.                                                           3,000            40,943
   Vitec Group P.L.C.                                                              2,000            11,862
   VT Group P.L.C.                                                                 7,300            41,324
   Weir Group P.L.C.                                                              10,306            58,531
   Westbury P.L.C.                                                                 5,170            37,830
   Wetherspoon (J.D.) P.L.C.                                                       7,000            30,524
   Whatman P.L.C.                                                                  6,385            31,122
   Wincanton P.L.C.                                                                5,790            30,852
   Wolverhampton & Dudley Breweries
     P.L.C.                                                                        3,644            63,738
   Wood Group (John) P.L.C.                                                       24,689            68,408
   Woolworths Group P.L.C.                                                        71,508            60,834
   XANSA P.L.C.                                                                   18,423            32,573
   Yule Catto & Co.P.L.C.                                                          6,673            37,433
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $5,629,592)                                                                           6,843,061
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * British Pound Sterling
     (Cost $7,633)                                                                                   7,790
                                                                                           ---------------
 TOTAL -- UNITED KINGDOM
     (Cost $5,637,225)                                                                           6,850,851
                                                                                           ---------------
 AUSTRALIA -- (7.8%)
 COMMON STOCKS -- (7.3%)
   ABB Grain, Ltd.                                                                 4,855            26,721
   ABC Learning Centres, Ltd.                                                      1,012             3,957
   Adelaide Bank, Ltd.                                                             6,122            47,790
   Adelaide Brighton, Ltd.                                                        18,856            24,553
   Adsteam Marine, Ltd.                                                           21,828            27,634
 * Arrow Pharmaceuticals, Ltd.                                                     5,495            54,732
 * Austar United Communications, Ltd.                                             80,355            55,888
   Austereo Group, Ltd.                                                           21,665            27,108
 * Australian Magnesium Corp., Ltd.                                                8,556               158
   Australian Pharmaceutical Industries,
     Ltd.                                                                         11,702            30,797
   Australian Pipeline Trust                                                      13,151            31,617
   Bank of Queensland, Ltd.                                                        8,030            65,980
 * BayCorp Advantage, Ltd.                                                        20,300            48,922
   Bendigo Bank, Ltd.                                                              4,666            35,551
   Cabcharge Austalia, Ltd.                                                       13,000            40,575
   Centennial Coal, Ltd.                                                           8,505            26,471
 * Chemeq, Ltd.                                                                    5,304             8,173
 * Climax Mining, Ltd.                                                             2,546               205
 * Clough, Ltd.                                                                   14,720             5,688
   Coates Hire, Ltd.                                                              19,949            69,989
   Cochlear, Ltd.                                                                  1,678            30,549
   Corporate Express Australia, Ltd.                                               5,746            25,074
   Crane Group, Ltd.                                                               5,247            40,991
   DCA Group, Ltd.                                                                26,763            69,495
   Downer Group, Ltd.                                                             22,928            79,362
   Envestra, Ltd.                                                                 33,400            27,104
   Futuris Corp., Ltd.                                                            30,802            50,262
 # Graincorp, Ltd.Series A                                                         3,700            37,760
 # Great Southern Plantations, Ltd.                                               12,849   $        37,581
   GUD Holdings, Ltd.                                                              3,179            27,157
   Gunns, Ltd.                                                                    23,536            76,461
   GWA International, Ltd.                                                        13,074            33,137
 * Hardman Resources NL                                                           22,630            31,367
   Hills Industries, Ltd.                                                         23,090            75,273
   Iluka Resources, Ltd.                                                          16,296            73,655
   Incitec Pivot, Ltd.                                                             3,943            64,189
   ION, Ltd.                                                                      19,918            15,179
   Jones (David), Ltd.                                                            37,253            66,616
   MacArthur Coal, Ltd.                                                            8,111            26,604
   Macquarie Goodman Management,
     Ltd.                                                                         12,779            34,908
 # McGuigan Simeon Wines, Ltd.                                                     9,462            38,507
   Miller's Retail, Ltd.                                                          24,501            22,925
 * Minara Resources, Ltd.                                                         16,026            26,917
 * Novogen, Ltd.                                                                     884             3,813
   Nufarm, Ltd.                                                                   11,772            75,082
 * Oxiana, Ltd.                                                                   55,648            44,811
   Pacific Group, Ltd.                                                             9,528            26,926
 * Petsec Energy, Ltd.                                                             4,391             4,819
 * PMP, Ltd.                                                                      17,571            27,435
   Primary Health Care, Ltd.                                                       5,408            33,439
   Ramsay Health Care, Ltd.                                                       11,400            65,077
   Reece Australia, Ltd.                                                           4,332            39,225
 * Resolute Mining, Ltd.                                                           2,027             2,369
   Ridley Corp., Ltd.                                                             42,930            45,154
   Rural Press, Ltd.                                                               5,574            43,375
   Salmat, Ltd.                                                                    7,085            26,582
 * Scigen                                                                         16,313               755
   SFE Corp., Ltd.                                                                 6,232            39,544
   Sigma Co., Ltd.                                                                 4,386            31,617
   Sims Group, Ltd.                                                                6,376            87,956
 * Sons of Gwalia, Ltd.                                                            6,721             6,779
   Southern Cross Broadcasting
     (Australia), Ltd.                                                             5,635            67,422
   Spotless Group, Ltd.                                                           10,076            38,480
   STW Communications Group, Ltd.                                                 14,321            34,933
   Thakral Holdings Group                                                         87,685            49,400
   Timbercorp, Ltd.                                                               27,707            44,019
   Transfield Services, Ltd.                                                       8,307            39,732
   United Group, Ltd.                                                              5,035            25,100
 * Village Roadshow, Ltd.                                                         11,681            18,027
   Worley Group, Ltd.                                                              7,845            33,117
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $1,909,728)                                                                             2,598,570
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.5%)
 * Australian Dollar
     (Cost $174,726)                                                                               172,833
                                                                                           ---------------
 TOTAL -- AUSTRALIA
   (Cost $2,084,454)                                                                             2,771,403
                                                                                           ---------------
 SWITZERLAND -- (5.3%)
 COMMON STOCKS -- (5.1%)
 * Actelion, Ltd.                                                                    800            73,758
 * Agie Charmilles Holding AG                                                        200            13,688
   Baloise-Holding                                                                 2,700           113,501
   Bank Sarasin & Cie Series B, Basel                                                 10            16,638

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Banque Privee Edmond de Rothschild
     SA, Geneve                                                                        2   $        24,533
   Barry Callebaut AG                                                                200            49,148
   Bobst Group SA                                                                    800            31,600
   Caisse d'Epargne Cantonale Vaudoise,
     Lausanne                                                                         50            48,907
   Clariant AG                                                                     1,900            29,576
   Converium Holding AG                                                            4,100            36,993
   Conzzeta Holdings AG                                                               27            27,204
   EGL (Elektrizitaets-Gesellschaft
     Laufenberg) AG, Laufenberg                                                      100            86,920
   Ems-Chemie Holding AG                                                             300            26,600
   Energiedienst Holding AG                                                          100            34,590
 * Fischer (Georg) AG, Schaffhausen                                                  100            25,817
 * Forbo Holding AG, Eglisau                                                          51            14,253
   Generali (Switzerland) Holdings,
     Adliswil                                                                         80            15,521
   Kaba Holding AG                                                                    90            25,031
 * Kudelski SA                                                                     1,700            63,839
   Kuoni Reisen Holding AG                                                           120            50,927
 * Leica Geosystems Holdings AG                                                       90            26,568
 * Logitech International SA                                                       1,200            70,677
   Luzerner Kantonalbank AG                                                          200            36,669
 * Micronas Semi                                                                     800            34,506
 * Moevenpick-Holding, Zuerich                                                        40            11,804
   Oz Holding AG                                                                     200            11,122
   Phoenix Mecano AG, Stein am Rhein                                                  50            13,888
   Phonak Holding AG                                                               3,000            94,667
   PSP Swiss Property AG                                                           1,947            83,168
   Publicitas Holding SA, Lausanne                                                    70            20,425
   Rieters Holdings AG                                                               100            29,063
   Sarna Kunststoff Holding AG                                                       150            14,311
 * Saurer AG                                                                         500            29,806
   Schweizerische National Versicherungs
     Gesellschaft                                                                     30            15,517
   Sig Holding AG                                                                  1,100           247,911
 * Sika Finanz AG, Baar                                                               90            53,166
   Sulzer AG, Winterthur                                                             160            60,777
 * Swiss Prime Site AG                                                                75            18,613
   Unaxis Holding AG                                                                 300            31,697
 * Valiant Holding AG                                                                400            36,303
   Valora Holding AG                                                                 100            24,236
 * Von Roll Holding AG, Gerlafingen                                                2,718             2,597
   Vontobel Holdings AG                                                            2,200            51,152
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $1,437,726)                                                                           1,827,687
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.2%)
 * Swiss Francs
     (Cost $52,199)                                                                                 52,584
                                                                                           ---------------
 TOTAL -- SWITZERLAND
     (Cost $1,489,925)                                                                           1,880,271
                                                                                           ---------------
 FRANCE -- (4.3%)
 COMMON STOCKS -- (4.3%)
 * Altran Technologies SA                                                          3,544            36,789
   AprilGroup SA                                                                   1,900            44,092
   Beneteau SA                                                                       400            31,701
   Boiron SA                                                                       1,200            36,311
   Bongrain SA                                                                       339            23,007
 * Carbone Lorraine                                                                  488   $        23,723
   Clarins SA                                                                        666            36,901
*# Club Mediterranee SA                                                              600            27,559
 * CS Communication et Systemes                                                      321            12,632
 * Damartex SA                                                                       300             9,539
 * DMC (Dollfus Mieg et Cie)                                                         600             3,494
   Electricite de Strasbourg                                                         300            41,973
   Elior                                                                           4,894            50,006
 * Euro Disney SCA                                                                25,300             9,107
   Fimalac SA                                                                      1,066            48,317
   Gaumont                                                                           411            29,827
 * Generale de Geophysique SA                                                        556            35,209
   Groupe Bourbon SA                                                                 428            20,573
   Guyenne et Gascogne SA                                                            300            33,136
 * Iliad SA                                                                        2,500            73,992
*# Infogrames Entertainment SA                                                     2,887             4,800
   Lisi SA                                                                           500            25,951
   Manitou SA                                                                      1,600            51,280
   Marionnaud Parfumeries Retails
     Perfumes                                                                        735            21,723
 * Metaleurop SA                                                                   1,500             1,077
   Neopost SA                                                                        600            43,229
   Nexans                                                                            508            19,569
   Norbert Dentressangle                                                             600            32,642
   Nord Est SA                                                                       390            22,603
   NRJ Group                                                                       2,200            47,839
   Remy Cointreau SA                                                               1,495            55,336
   Rodriguez Group SA                                                                600            30,494
 * Scor SA                                                                        34,348            63,844
   SEB SA Prime Fidelite 2002                                                        330            33,366
   Selectibail                                                                       775            30,203
   SILIC (Societe Immobiliere de
     Location pour L'industrie et le
     Commerce)                                                                       640            57,928
   Skis Rossignol SA                                                                 648            11,746
   Societe du Louvre SA                                                              700            78,223
   Somfy Interational SA                                                             300            63,342
   Sopra SA                                                                          500            28,729
   SR Teleperformance                                                              1,656            41,579
   Taittinger SA                                                                      94            26,457
   Vallourec (Usines a Tubes de Lorraine
     Escaut et Vallourec Reunies)                                                    400            55,306
   Zodiac SA                                                                       1,053            43,436
                                                                                           ---------------
 TOTAL -- FRANCE
     (Cost $1,168,759)                                                                           1,518,590
                                                                                           ---------------
 HONG KONG -- (3.8%)
 COMMON STOCKS -- (3.8%)
   ALCO Holdings, Ltd.                                                            68,000            17,446
 * Allied Group, Ltd.                                                             27,600            28,360
 * Allied Properties, Ltd.                                                        21,300            10,942
   Asia Financial Holdings, Ltd.                                                  54,874            13,516
 * Asia Standard International Group,
     Ltd.                                                                        116,666             6,128
   Associated International Hotels, Ltd.                                          48,000            38,940
   Cafe de Coral Holdings, Ltd.                                                   78,000            89,745
 * Century City International Holdings,
     Ltd.                                                                        394,000             5,704
   Champion Technology Holdings, Ltd.                                             21,258             3,763
   Chaoda Modern Agriculture
     (Holdings), Ltd.                                                            168,000            60,860

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Chen Hsong Holdings, Ltd.                                                      72,000   $        45,775
 * China Aerospace International
     Holdings, Ltd.                                                               46,800             2,702
 * China Everbright Technology, Ltd.                                             206,000             9,888
   China Hong-Kong Photo Products
     Holdings, Ltd.                                                               90,000             6,127
   China Insurance International
     Holdings Co., Ltd.                                                           40,000            17,970
   China Motor Bus Co., Ltd.                                                       1,600            11,480
   China Online (Bermuda), Ltd.                                                   20,720             3,357
   China Pharmaceutical Enterprise and
     Investment Corp., Ltd.                                                      112,000            28,793
   China Resources Land, Ltd.                                                    202,000            34,278
   City Telecom (H.K.), Ltd.                                                      30,000             6,200
   CNPC (Hong Kong), Ltd.                                                        140,000            22,484
   Continental Mariner Investment Co.,
     Ltd.                                                                         60,000            11,704
   Cross Harbour Tunnel Co., Ltd.                                                 30,658            18,319
 * Digital China Holdings, Ltd.                                                   83,000            25,563
 * DigitalHongKong.com                                                               329                22
   Dynamic Holdings, Ltd.                                                         92,000            13,273
   Elec & Eltek International Holdings,
     Ltd.                                                                        132,000            31,863
 * Founder Holdings, Ltd.                                                        122,000            10,812
   Fountain Set Holdings, Ltd.                                                    28,000            20,479
   Four Seas Frozen Food Holdings, Ltd.                                           22,620             3,807
   Four Seas Mercantile Holdings, Ltd.                                            60,000            21,605
   Giordano International, Ltd.                                                   66,000            41,507
 * Global China Group Holdings, Ltd.                                             244,000            12,709
   Gold Peak Industries (Holdings), Ltd.                                          81,250            20,850
   Goldlion Holdings, Ltd.                                                        37,000             3,659
   Grande Holdings, Ltd.                                                          28,000            28,547
 * Great Wall Cybertech, Ltd.                                                    713,200               917
   Guangdong Brewery Holdings, Ltd.                                              168,000            51,837
   GZI Transport, Ltd.                                                            68,000            20,741
   Hang Ten Group Holdings, Ltd.                                                      93                13
   Harbour Centre Development, Ltd.                                                9,000            10,070
   Hengan International Group Co., Ltd.                                           96,000            59,274
 * Heritage International Holdings, Ltd.                                             115                 1
 * Hong Kong Construction Holdings,
     Ltd.                                                                         27,000             1,809
 * Interchina Holdings Co., Ltd.                                                 280,000             8,377
 * Lai Sun Development Co., Ltd.                                                  86,000             2,101
   Liu Chong Hing Bank, Ltd.                                                      31,000            46,220
   Liu Chong Hing Investment, Ltd.                                                18,000            14,113
   Miramar Hotel & Investment Co., Ltd.                                           20,000            24,436
   Moulin International Holdings, Ltd.                                            21,998            12,563
   New Asia Realty & Trust Co., Ltd.                                             124,000            59,024
   Ngai Lik Industrial Holdings, Ltd.                                             94,000            26,237
   Oriental Press Group, Ltd.                                                     74,000            27,785
   Pacific Century Insurance Holdings,
     Ltd.                                                                         50,000            20,861
 * Pacific Century Premium
     Developments, Ltd.                                                           60,000            20,553
 * QPL International Holdings, Ltd.                                               23,000             4,747
   SA SA International Holdings, Ltd.                                             46,000            23,070
   SCMP Group, Ltd.                                                              122,000            50,882
   Sea Holdings, Ltd.                                                             38,000            13,916
   Shell Electric Manufacturing
     (Holdings) Co., Ltd.                                                          3,555               749
 * Shougang Concord International
     Enterprises Co., Ltd.                                                        90,000   $         5,875
   Silver Grant International Industries,
     Ltd.                                                                         40,000            22,951
   Sun Hung Kai & Co., Ltd.                                                       59,000            14,697
   Tai Cheung Holdings, Ltd.                                                      25,000            13,379
 * TCL International Holdings, Ltd.                                              144,000            40,182
   Varitronix International, Ltd.                                                 20,009            18,773
   Wing On Co.International, Ltd.                                                 18,000            21,528
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $1,496,490)                                                                           1,366,858
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Champion Technology Holdings, Ltd.
     Warrants                                                                      4,251                30
 * Heritage International Holdings, Ltd.
     Warrants 04/12/05                                                                46                 0
 * QPL International Holdings, Ltd.
     Warrants 10/14/07                                                             4,600               293
                                                                                           ---------------
 TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                         323
                                                                                           ---------------
 TOTAL -- HONG KONG
     (Cost $1,496,490)                                                                           1,367,181
                                                                                           ---------------
 GERMANY -- (3.8%)
 COMMON STOCKS -- (3.8%)
   Aareal Bank AG                                                                  1,300            39,743
   Andreae-Noris Zahn AG, Anzag                                                      580            24,851
 * Articon Integralis AG                                                             400             1,165
   Ava Allgemeine Handelsgesellschaft
     der Verbraucher AG                                                              700            39,555
   AWD Holding AG                                                                  1,300            48,826
 * Baader Wertpapier Handelsbank AG                                                1,100             7,639
   Beate Uhse AG                                                                   1,700            24,618
   Beru AG                                                                           500            45,673
   Bilfinger & Berger Bau AG                                                       2,000            74,926
   Comdirect Bank AG                                                               2,500            24,255
 * DAB Bank AG                                                                     3,800            27,025
 * Deutz AG                                                                        4,400            17,779
   Douglas Holding AG                                                                900            29,779
 * Duerr Beteiligungs AG                                                             500             9,943
 * Epcos AG                                                                        1,600            25,407
   Feilmann AG                                                                       700            48,383
   GFK AG                                                                          1,560            56,816
 * Gildemeister AG                                                                 2,400            18,708
   Harpen AG                                                                       1,250            35,377
   IVG Immobilien AG                                                               4,500            68,473
   Iwka AG                                                                         1,166            28,408
   K & S Aktiengesellschaft AG                                                     2,000           101,875
   KWS Kleinwanzlebener Saatzucht AG                                                  15            12,079
   MVV Energie AG                                                                  2,000            39,493
 * MWG Biotech AG                                                                  1,000               706
 * Pfleiderer AG                                                                   2,100            22,502
   Rheinmetall Berlin AG                                                             990            50,691
   Rhoen Klinikum AG                                                                 600            33,211
   Salzgitter AG                                                                   3,100            62,675
   Schwarz Pharma AG                                                               2,400            99,600
 * Senator Entertainment AG                                                          140               281
 * Singulus Technologies AG                                                          700            12,374
   Sixt AG                                                                           900            16,334

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Strabag AG                                                                        166   $        10,356
   Stuttgarter Hofbraeu AG                                                         1,000            31,951
   Sued-Chemie AG                                                                    200             7,326
   Takkt AG                                                                        3,000            29,379
   United Internet AG                                                              2,000            52,367
   Vossloh AG                                                                        800            36,171
 * WCM Beteiligungs AG                                                            11,166            19,445
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $1,022,740)                                                                           1,336,165
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * MWG Biotech AG Rights 12/09/04
     (Cost $0)                                                                     1,000                 0
                                                                                           ---------------
 TOTAL -- GERMANY
     (Cost $1,022,740)                                                                           1,336,165
                                                                                           ---------------
 ITALY -- (2.6%)
 COMMON STOCKS -- (2.6%)
   Acea SpA                                                                        6,000            61,275
   Aem Torino SpA                                                                 10,500            26,153
 * Alitalia Linee Aeree Italiane SpA
     Series A                                                                    120,000            41,175
   Banca Intermobiliare di Investimenti e
   Gestoni SpA                                                                     5,000            36,217
   Banco di Desio e della Brianza SpA                                              5,000            30,814
   Banco Piccolo Valellinese Scarl SpA                                             3,375            40,823
   Beni Stabili SpA, Roma                                                         40,000            39,390
   Caltagirone Editore SpA                                                         3,000            25,503
   Caltagirone SpA                                                                 3,250            24,478
   CIR SpA (Cie Industriale Riunite),
     Torino                                                                       17,000            42,633
 * Cirio Finanziaria SpA                                                          45,000            10,406
   ClassEditore SpA                                                                3,000             6,878
   Credito Emiliano SpA                                                            7,080            62,597
   De Longhi SpA                                                                   8,000            34,087
   Erg SpA                                                                         5,000            55,651
   Gewiss SpA                                                                      6,000            32,939
   Gruppo Editoriale L'espresso SpA                                                3,896            21,631
 * Immobiliare Lombardia SpA                                                       7,400             1,740
   Impregilo SpA                                                                  19,000            10,404
   Merloni Elettrodomestici SpA                                                    2,500            41,936
   Milano Assicurazioni SpA                                                       11,000            55,429
     Pirelli & C.Real Estate SpA                                                   1,000            47,712
 * Premafin Finanziaria SpA Holding di
     Partecipazioni, Roma                                                         21,959            33,822
   Recordati Industria Chimica e
     Farmaceutica SpA                                                              1,000            22,592
 * SNIA SpA                                                                        5,304             1,794
   Societe Cattolica di Assicurazoni Scarl
     SpA                                                                             990            43,588
 * Sorin SpA                                                                       7,956            23,849
 * STA Metallurgica Italiana SpA                                                  15,500             9,756
   Vianini Lavori SpA                                                              5,720            42,437
                                                                                           ---------------
 TOTAL -- ITALY
     (Cost $650,361)                                                                               927,709
                                                                                           ---------------
 SINGAPORE -- (2.6%)
 COMMON STOCKS -- (2.6%)
   Amtek Engineering, Ltd.                                                        18,750            13,743
   Ascott Group, Ltd.                                                            204,000            52,261
   Bukit Sembawang Estates, Ltd.                                                   1,000   $         7,998
   Cerebos Pacific, Ltd.                                                          15,000            27,637
   Ch Offshore, Ltd.                                                              17,400             3,976
 # China Aviation Oil (Singapore) Corp.,
     Ltd.                                                                        127,680            56,595
   Chuan Hup Holdings, Ltd.                                                       87,000            34,481
   Fu Yu Manufacturing, Ltd.                                                      63,000            38,752
   GK Goh Holdings, Ltd.                                                          17,000             8,460
   Guocoland, Ltd.                                                                42,900            30,407
   Hong Leong Asia, Ltd.                                                          46,000            44,598
   Hotel Plaza, Ltd.                                                              25,000            11,752
   Hotel Properties, Ltd.                                                         32,000            22,470
   Hwa Hong Corp., Ltd.                                                           85,000            28,086
 * Interra Resources, Ltd.                                                         2,400               160
   Jurong Technologies Industrial Corp.,
     Ltd.                                                                         55,000            43,841
 * K1 Ventures, Ltd.                                                             120,000            17,904
   Keppel Telecommunications and
     Transportation, Ltd.                                                         72,000            35,325
   Kim Eng Holdings, Ltd.                                                         65,000            49,600
   Labroy Marine, Ltd.                                                           100,000            31,685
   MCL Land, Ltd.                                                                 48,000            42,422
   Metro Holdings, Ltd.                                                           83,000            23,517
 * Orchard Parade Holdings, Ltd.                                                  11,239             2,533
   Robinson & Co., Ltd.                                                            9,600            36,276
   SBS Transit, Ltd.                                                              23,000            24,253
   Singapore Food Industries, Ltd.                                                71,000            37,720
   Straits Trading Co., Ltd.                                                      61,200            82,247
 * Tuan Sing Holdings, Ltd.                                                       44,000             2,287
   UOB-Kay Hian Holdings, Ltd.                                                   107,000            63,990
   WBL Corp., Ltd.                                                                22,000            44,291
                                                                                           ---------------
 TOTAL COMMON STOCKS
   (Cost $745,692)                                                                                 919,267
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
     (Cost $3,733)                                                                                   3,764
                                                                                           ---------------
 TOTAL -- SINGAPORE
   (Cost $749,425)                                                                                 923,031
                                                                                           ---------------
 SWEDEN -- (2.6%)
 COMMON STOCKS -- (2.6%)
   Addtech AB Series B                                                             2,500            19,371
   Axfood AB                                                                       1,800            57,290
   Bergman & Beving AB Series B                                                    2,500            26,406
   Bilia AB Series A                                                               2,975            47,384
   Billerud AB                                                                     2,100            35,164
 * Capio AB                                                                        2,700            30,114
   Carbo AB                                                                        2,400            66,046
   Castellum AB                                                                    1,500            52,107
   D. Carnegie & Co.AB                                                             2,150            24,761
 * Elekta AB                                                                         800            21,883
   Eniro AB                                                                        5,400            52,958
   Haldex AB                                                                       1,680            27,495
   Hoganas AB Series B                                                             1,300            33,660
 * Invik and Co.AB Series B                                                        7,350            72,195
   Kungsleden AB                                                                     700            27,276
   Lagercrantz Group AB Series B                                                   2,500             6,629
   Lindex AB                                                                         700            23,609
 * Lundin Petroleum AB                                                             6,500            44,042

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
 * Modern Times Group AB Series B                                                  1,700   $        43,199
 * Nobia AB                                                                        1,700            25,806
   Observer AB                                                                     2,880            12,348
 * OMHEX AB                                                                        2,900            36,632
   Rottneros Bruk AB                                                              11,700            13,070
 * Scribona AB Series A                                                            1,500             2,915
   Tietoenator Corp.AB                                                             1,015            31,271
   Trelleborg AB Series B                                                          3,600            59,604
   WM-Data AB Series B                                                             8,800            20,030
                                                                                           ---------------
 TOTAL -- SWEDEN
     (Cost $630,225)                                                                               913,265
                                                                                           ---------------
 NETHERLANDS -- (2.3%)
 COMMON STOCKS -- (2.3%)
   AM NV                                                                           1,296            11,784
 * ASM International NV                                                            1,000            16,007
   Boskalis Westminster NV                                                         1,282            37,465
   Buhrmann NV                                                                     2,960            26,443
 * Getronics NV                                                                    6,960            14,701
   Grolsche NV                                                                       800            23,974
 * Hagemeyer NV                                                                   12,600            25,638
   Imtech NV                                                                       1,285            40,873
*# Ispat International NV                                                          4,900           205,403
 * Kendrion NV                                                                     1,337             3,083
   Koninklijke Frans Maas Groep NV                                                   810            33,391
   Koninklijke Nedlloyd NV                                                         1,315            66,726
   Koninklijke Vopak NV                                                            1,141            24,646
 * Laurus NV                                                                       4,820            28,579
   Nutreco Holding NV                                                              1,308            31,997
   NV Holdingsmij de Telegraaf                                                     1,000            23,803
   Oce NV                                                                          2,356            35,220
 * Semiconductor Industries NV                                                     1,100             5,998
   Stork NV                                                                          900            28,869
   Twentsche Kabel Holding NV                                                        677            25,869
   United Services Group NV                                                          815            18,409
   Univar NV                                                                         550            14,920
 * Van Der Mollen Holding NV                                                         995             5,985
 * Versatel Telecom International NV                                              19,200            51,031
 * Wegener Arcade NV                                                               1,631            19,565
                                                                                           ---------------
 TOTAL -- NETHERLANDS
     (Cost $597,951)                                                                               820,379
                                                                                           ---------------
 GREECE -- (2.3%)
 COMMON STOCKS -- (2.3%)
   Aktor Technical Co.S.A.                                                         6,480            25,131
   Athens Water Supply & Sewage Co.
     S.A.                                                                          4,400            30,339
   Attica Enterprises S.A.Holdings                                                 7,500            29,110
   Babis Vovos S.A.                                                                2,600            39,487
   Bank of Attica S.A.                                                             6,400            36,386
   Bank of Piraeus S.A.                                                           10,297           161,780
   Germanos S.A.                                                                   1,900            53,986
   Hellenic Duty Free Shops S.A.                                                   3,700            65,032
   Hellenic Technodomiki S.A.                                                      4,560            20,252
   Heracles General Cement Co.                                                     5,400            63,465
   Hyatt Regency S.A.                                                              4,700            51,957
   Intracom S.A.                                                                   5,500            28,932
   J & P-Avax S.A.                                                                 5,200            29,556
 * Lambrakis Press S.A.                                                            5,806            27,495
   N.B.G.Real Estate Development Co.                                               6,100            34,244
   Technical Olympic S.A.                                                          5,500   $        30,122
   Viohalco S.A.                                                                   9,200            80,254
                                                                                           ---------------
 TOTAL -- GREECE
     (Cost $615,849)                                                                               807,528
                                                                                           ---------------
 FINLAND -- (2.2%)
 COMMON STOCKS -- (2.2%)
   Amer-Yhtymae Oyj Series A                                                       1,100            58,350
   Finnair Oyj                                                                     3,800            26,012
   Finnlines Oyj                                                                   1,800            31,370
   Huhtamaki Van Leer Oyj                                                          4,350            63,647
   KCI Konecranes International Oyj                                                  600            27,791
 * Kemira GrowHow Oyj                                                                977             7,142
   Kemira Oyj                                                                      4,600            63,670
   Kesko Oyj                                                                       2,400            55,815
   Nokian Renkaat Oyj                                                                390            56,068
   Okobank ClassA                                                                  3,200            44,488
   Pohjola Group P.L.C.Series D                                                    6,600            73,335
   Rautaruukki Oyj Series K                                                        6,200            74,810
 * Stonesoft Corp.                                                                 2,191             1,547
   Uponor Oyj Series A                                                             3,000            54,893
   Viking Line AB                                                                    400            12,517
   Wartsila Corp.Oyj Series B                                                      2,600            90,249
   Yit-Yhtymae Oyj                                                                 2,600            57,840
                                                                                           ---------------
 TOTAL -- FINLAND
     (Cost $441,392)                                                                               799,544
                                                                                           ---------------
 DENMARK -- (1.6%)
 COMMON STOCKS -- (1.6%)
 * Alm.Brand A.S.                                                                    778            27,284
   Bang & Olufsen Holding A.S
     Series B                                                                        450            28,522
   Coloplast A.S.Series B                                                            808            87,284
   DFDS A.S., Copenhagen                                                             384            18,281
   DSV, De Sammensluttede
     Vognmaend A.S.                                                                  450            29,190
 * FLS Industries                                                                  1,240            19,953
   GN Great Nordic A.S.                                                            5,000            51,673
 * Jyske Bank A.S.                                                                 2,220            79,740
   Koebenhavns Lufthavne                                                             290            53,226
   NKT Holding A.S.                                                                  960            25,114
 * SAS Danmark A.S.                                                                1,739            14,466
   Sydbank A.S.                                                                      160            30,379
 * Topdanmark A.S.                                                                 1,450           109,507
 * Treka A.S.                                                                        700            12,390
                                                                                           ---------------
 TOTAL -- DENMARK
     (Cost $323,264)                                                                               587,009
                                                                                           ---------------
 SPAIN -- (1.6%)
 COMMON STOCKS -- (1.6%)
   Abengoa SA                                                                      2,800            27,119
 * Amper SA                                                                        1,600             8,777
   Banco de Valencia SA                                                            3,734            99,996
   Banco Pastor SA                                                                 1,200            39,173
   Campofrio Alimentacion SA                                                       1,466            23,091
   Compania de Distribucion Integral
     Logista SA                                                                    1,100            51,065
   Cortefiel SA                                                                    3,300            46,868
   Europistas Concesionaria Espanola
     SA                                                                            3,356            22,576

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Faes Farma SA                                                                   2,111   $        37,185
   Grupo Empresarial Ence SA                                                       1,200            36,389
   Inmobiliaria Urbis SA                                                           4,600            63,275
   Prosegur Cia de Seguridad SA                                                    2,200            40,218
 * Puleva Biotech SA                                                                 244               838
   Recoletos Grupo de Comunicacion SA                                              3,300            25,501
 * Uralita SA                                                                      5,700            26,909
   Viscofan Industria Navarra de
     Envolturas Celulosicas SA                                                     2,730            25,923
                                                                                           ---------------
 TOTAL -- SPAIN
     (Cost $298,598)                                                                               574,903
                                                                                           ---------------
 NORWAY -- (1.4%)
 COMMON STOCKS -- (1.4%)
 * Aker Kvaerner OGEP ASA                                                          1,423            36,384
 * Aker Yards AS                                                                     877            18,054
   Ekornes ASA                                                                     1,600            37,373
   Nera ASA                                                                        4,600            12,262
   Prosafe ASA                                                                     1,400            36,968
   Rieber and Son ASA Series A                                                     3,600            32,629
   Schibsted ASA                                                                   3,600           100,094
   Smedvig ASA Series A                                                            2,600            39,189
   Tandberg ASA Series A                                                           5,200            58,961
 * Tandberg Television ASA                                                         2,600            20,016
   Tomra Systems ASA                                                               9,200            49,516
   Wilhelmsen (Wilhelm), Ltd.ASA
     Series A                                                                      2,800            63,600
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $279,441)                                                                               505,046
                                                                                           ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
     (Cost $2,199)                                                                                   2,333
                                                                                           ---------------
 TOTAL -- NORWAY
     (Cost $281,640)                                                                               507,379
                                                                                           ---------------
 BELGIUM -- (1.4%)
 COMMON STOCKS -- (1.4%)
   Ackermans & Van Haaren SA                                                       1,200            40,750
   Barco (New) NV                                                                    500            46,072
   Bekaert SA                                                                        500            39,117
   Brederode SA                                                                      592            15,211
   Cie Martime Belge SA                                                              300            86,933
   Cofinimmo SA                                                                      220            35,229
   Deceuninck SA                                                                   1,300            39,447
   D'Ieteren SA                                                                      100            18,926
   Exmar NV                                                                          300            17,436
 * Immobel (Cie Immobiliere de
     Belgique SA)                                                                    200             9,404
   Omega Pharma SA                                                                 1,200            61,425
 * Solvus SA                                                                         703            13,062
 * Solvus SA Interim Strip VVPR                                                        3                 0
   Spector Photo Group SA                                                            188             1,835
   Tessenderlo Chemie                                                                800            33,342
   Union Miniere SA                                                                  525            47,537
                                                                                           ---------------
 TOTAL COMMON STOCKS
     (Cost $320,590)                                                                               505,726
                                                                                           ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * Umicore-Strip VVPR Rights
     (Cost $0)                                                                        25   $             3
                                                                                           ---------------
 TOTAL -- BELGIUM
     (Cost $320,590)                                                                               505,729
                                                                                           ---------------
 NEW ZEALAND -- (1.3%)
 COMMON STOCKS -- (1.3%)
   Cavalier Corp., Ltd.                                                            8,600            28,360
   New Zealand Refining Co., Ltd.                                                  3,208            67,440
   Port of Tauranga, Ltd.                                                         11,600            46,777
   Ports of Auckland                                                               4,770            22,673
 * Tower, Ltd.                                                                    54,915            84,071
   Trustpower, Ltd.                                                               36,000           151,368
   Waste Management NZ, Ltd.                                                      13,200            52,329
                                                                                           ---------------
 TOTAL -- NEW ZEALAND
     (Cost $193,405)                                                                               453,018
                                                                                           ---------------
 IRELAND -- (1.2%)
 COMMON STOCKS -- (1.2%)
   DCC P.L.C.                                                                      2,250            47,143
   FBD Holdings P.L.C.                                                             1,308            32,334
   Fyffes P.L.C.                                                                  13,698            37,878
   Glanbia P.L.C.                                                                 12,578            45,197
   Greencore Group P.L.C.                                                          7,093            27,338
   IAWS Group P.L.C.                                                               4,260            62,548
   Independent News & Media P.L.C.                                                15,021            44,531
   Jurys Hotel Group P.L.C.                                                        2,702            41,987
   Kingspan Group P.L.C.                                                           7,161            64,051
   United Drug P.L.C.                                                              8,908            40,611
 * Waterford Wedgwood P.L.C.                                                      26,372             2,771
                                                                                           ---------------
 TOTAL -- IRELAND
     (Cost $276,389)                                                                               446,389
                                                                                           ---------------
 AUSTRIA -- (1.1%)
 COMMON STOCKS -- (1.1%)
   Agrana Beteiligungs AG                                                            319            30,923
   Bohler Uddeholm AG                                                                385            45,631
 * Ca Immobilien Invest AG                                                         1,029            27,369
   Flughafen Wien AG                                                                 543            38,996
   Lenzing AG                                                                        106            24,240
   Mayr-Melnhof Karton AG                                                            420            67,183
   Oberbank AG                                                                       305            31,879
 * RHI AG, Wien                                                                      833            22,373
 * VA Technologie AG                                                                 444            34,617
   Voestalpine AG                                                                    752            53,793
                                                                                           ---------------
 TOTAL -- AUSTRIA
     (Cost $219,395)                                                                               377,004
                                                                                           ---------------
 PORTUGAL -- (0.8%)
 COMMON STOCKS -- (0.8%)
 * Jeronimo Martins (Estabelecimentos
     Jeronimo Martins & Filho
     Administracao e Participacoes
     Financeiros SA)                                                               7,618            96,921
   Portucel-Empresa Produtora de Pasta
     de Papel SA                                                                  20,700            42,173
   Sociedade de Investimento e Gestao
     SGPS SA                                                                       6,200            34,240
 * Sonaecom SGPS SA                                                               13,800            64,868

                                                                                  SHARES            VALUE+
                                                                                  ------            ------
   Teixeira Duarte Engenharia e Construcoes SA                                    22,200   $        32,757
                                                                                           ---------------
 TOTAL -- PORTUGAL
     (Cost $161,416)                                                                               270,959
                                                                                           ---------------
 EMU -- (0.2%)
 INVESTMENT IN CURRENCY -- (0.2%)
 * Euro Currency
     (Cost $65,531)                                                                                 66,659
                                                                                           ---------------
 MALAYSIA -- (0.0%)
 COMMON STOCKS -- (0.0%)
 * Promet Berhad                                                                  23,000             1,755
                                                                                           ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (3.7%)
  Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
    (Collateralized by $965,997 U.S. Treasury Note 1.625%, 03/31/05,
    valued at $963,998) to be repurchased at $964,050
    (Cost $963,998)^                                                         $      964            963,998
  Repurchase Agreement, PNC Capital Markets, Inc.1.88%, 12/01/04
    (Collateralized by $352,000 FNMA Notes 2.95%, 11/14/07, valued at
    $352,494) to be repurchased at $347,018
    (Cost $347,000)                                                                 347            347,000
                                                                                           ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $1,310,998)                                                                             1,310,998
                                                                                           ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $28,815,439)                                                                      $    35,541,069
                                                                                           ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.


                 See accompanying Notes to Financial Statements.

                          VA SHORT-TERM FIXED PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                                                                 FACE
                                                                                AMOUNT         VALUE+
                                                                                ------         ------
                                                                                (000)
 UNITED STATES -- (71.0%)
 COMMERCIAL PAPER -- (33.9%)
 Barton Capital Corp.
     2.150%, 01/10/05                                                                900   $       897,769
 Ciesco L.P.
     2.120%, 12/20/04                                                                300           299,661
     2.230%, 01/18/05                                                                900           897,270
 Dexia Delaware LLC
     2.060%, 12/17/04                                                              1,000           999,098
 DuPont (E.I.) de Nemours & Co., Inc.
     2.000%, 12/15/04                                                                300           299,764
     1.960%, 12/17/04                                                                300           299,729
     2.090%, 12/27/04                                                                600           599,084
 Kittyhawk Funding Corp.
     2.050%, 12/15/04                                                              1,100         1,099,102
 Nestle Capital Corp.
     2.060%, 01/04/05                                                              1,100         1,097,747
 Network Rail Finance
     1.950%, 12/06/04                                                                600           599,832
 Paccar Financial Corp.
     2.130%, 12/31/04                                                              1,200         1,197,851
 Rabobank
     2.010%, 12/15/04                                                                400           399,686
 Sheffield Receivables Corp.
     2.230%, 01/20/05                                                              1,200         1,196,175
 Siemens Capital Corp.
     1.930%, 12/02/04                                                                300           299,983
     2.020%, 12/15/04                                                                800           799,371
 UBS Finance Delaware, Inc.
     1.905%, 12/09/04                                                              1,100         1,099,506
 United Parcel Service, Inc.
     1.950%, 12/15/04                                                                900           899,293
 Windmill Funding Corp.
     1.880%, 12/02/04                                                                500           499,971
     2.080%, 12/22/04                                                                600           599,240
                                                                                           ---------------
 TOTAL COMMERCIAL PAPER
   (Cost $14,080,637)                                                                           14,080,132
                                                                                           ---------------
 AGENCY OBLIGATIONS -- (25.1%)
 Federal Farm Credit Bank
     2.600%, 09/07/06                                                                900           891,515
     2.750%, 09/29/06                                                                200           198,508
 Federal Home Loan Bank
     2.250%, 05/15/06                                                              1,200         1,186,522
     1.875%, 06/15/06                                                              1,800         1,767,816
     3.500%, 08/15/06                                                              1,000         1,006,067
 Federal Home Loan Mortgage Corporation
     2.750%, 08/15/06                                                                400           397,550
     2.750%, 10/15/06                                                              1,800         1,786,108
 Federal National Mortgage Association
     2.250%, 05/15/06                                                                400   $       395,226
     3.125%, 07/15/06                                                              1,560         1,560,061
     4.375%, 10/15/06                                                                350           357,490
     2.625%, 11/15/06                                                                900           889,995
                                                                                           ---------------
 TOTAL AGENCY OBLIGATIONS
   (Cost $10,492,431)                                                                           10,436,858
                                                                                           ---------------
 BONDS -- (12.0%)
 Citigroup, Inc.
     5.750%, 05/10/06                                                              1,200         1,242,581
 General Electric Capital Corp.
     2.970%, 07/26/06                                                                800           797,135
 KFW International Finance, Inc.
   Corporate Bonds
     5.250%, 06/28/06                                                                800           827,828
 Toyota Motor Credit Corp.
     2.900%, 07/14/06                                                              1,200         1,194,016
 Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                                                600           622,101
 Wells Fargo & Co.
     5.900%, 05/21/06                                                                300           312,055
                                                                                           ---------------
 TOTAL BONDS
   (Cost $5,017,281)                                                                             4,995,716
                                                                                           ---------------
 TOTAL UNITED STATES
   (Cost $29,590,349)                                                                           29,512,706
                                                                                           ---------------
 SUPRANATIONAL ORGANIZATION
   OBLIGATIONS -- (11.7%)
 BONDS -- (11.7%)
 Asian Development Bank
     2.375%, 03/15/06                                                                300           298,195
 European Investment Bank
     3.000%, 08/15/06                                                              1,200         1,197,659
 Inter-American Development Bank
     6.125%, 03/08/06                                                                700           727,487
 International Finance Corp.
     5.250%, 05/02/06                                                                400           410,979
 Nordic Investment Bank
     2.750%, 01/11/06                                                              1,100         1,096,965
 World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 03/28/06                                                              1,100         1,129,921
                                                                                           ---------------
 TOTAL SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $4,907,779)                                                                             4,861,206
                                                                                           ---------------

                                                                                 FACE
                                                                                AMOUNT         VALUE+
                                                                                ------         ------
                                                                                (000)
CANADA -- (5.4%)
BONDS -- (2.8%)
Ontario, Province of
  6.000%, 02/21/06
  (Cost $1,151,931)                                                          $     1,100   $     1,137,820
                                                                                           ---------------
COMMERCIAL PAPER -- (2.6%)
Canadian Wheat Board
  2.110%, 01/10/05
  (Cost $1,097,421)                                                                1,100         1,097,298
                                                                                           ---------------
TOTAL -- CANADA
  (Cost $2,249,352)                                                                              2,235,118
                                                                                           ---------------
FRANCE -- (3.6%)
COMMERCIAL PAPER -- (3.6%)
Caisse D'Amortisement de Dette Social
  1.890%, 12/08/04                                                                 1,100         1,099,568
Total Capital SA
  1.940%, 12/01/04                                                                   400           400,000
                                                                                           ---------------
TOTAL -- FRANCE
  (Cost $1,499,596)                                                                              1,499,568
                                                                                           ---------------
GERMANY -- (2.6%)
BONDS -- (2.6%)
Bayerische Landesbank Medium Term Notes
  2.500%, 04/28/06
  (Cost $1,100,000)                                                                1,100         1,081,949
                                                                                           ---------------
FINLAND -- (2.5%)
BONDS -- (2.5%)
Republic of Finland
  5.875%, 02/27/06
  (Cost $1,049,982)                                                                1,000         1,036,058
                                                                                           ---------------
NORWAY -- (2.2%)
BONDS -- (2.2%)
Eksportfinans ASA
  5.750%, 06/06/06
  (Cost $941,493)                                                                    900           934,002
                                                                                           ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $206,000 FHLMC Notes 4.20%, 10/20/09, valued at $206,884) to be repurchased at $204,011
   (Cost $204,000)                                                                   204           204,000
                                                                                           ---------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $41,542,551)                                                                            41,364,607
                                                                                           ---------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
 Interest Receivable                                                                               225,860
 Other Liabilities in Excess of Other Assets                                                        (5,343)
 Payable to Advisor                                                                                 (8,677)
                                                                                           ---------------
                                                                                                   211,840
                                                                                           ---------------
NET ASSETS -- (100.0%)
Applicable to 4,077,801 Outstanding $0.01 Par Value Shares
  (50,000,000 Shares Authorized)                                                           $    41,576,447
                                                                                           ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                   $         10.20
                                                                                           ===============

----------
  +  See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                            VA GLOBAL BOND PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                                                   FACE
                                                                  AMOUNT            VALUE+
                                                                  ------            ------
                                                                  (000)
UNITED STATES -- (46.8%)
AGENCY OBLIGATIONS -- (26.9%)
  Federal Farm Credit Bank
    3.625%, 10/24/08                                          $         2,000  $     1,988,546
  Federal Home Loan Bank
    3.625%, 11/14/08                                                      900          896,917
    3.000%, 04/15/09                                                      900          869,966
  Federal Home Loan Mortgage
    Corporation
    5.750%, 03/15/09                                                    1,790        1,923,128
    3.375%, 04/15/09                                                      500          491,612
    6.625%, 09/15/09                                                      680          757,620
  Federal National Mortgage
    Association
    5.250%, 01/15/09                                                      300          316,101
    3.250%, 02/15/09                                                    3,300        3,223,862
  Tennessee Valley Authority
    5.375%, 11/13/08                                                    1,430        1,513,466
                                                                               ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $12,150,034)                                                                11,981,218
                                                                               ---------------
BONDS -- (19.9%)
  Citigroup, Inc.
    3.625%, 02/09/09                                                      200          197,293
    4.250%, 07/29/09                                                      200          201,186
  Fifth Third Bank
    3.375%, 08/15/08                                                      700          686,598
  General Electric Capital Corp.
    3.250%, 06/15/09                                                    1,260        1,217,203
  Gillette Co.
    3.800%, 09/15/09                                                    1,000          992,166
  Pfizer, Inc.
    5.625%, 04/15/09                                                      600          637,260
   Procter & Gamble Co.
    4.300%, 08/15/08                                                      170          173,720
    6.875%, 09/15/09                                                      239          267,950
  US Bank NA
    3.400%, 03/02/09                                                      950          921,233
  Wal-Mart Stores, Inc.
    6.875%, 08/10/09                                                    1,200        1,343,915
  Wells Fargo & Co.
    3.125%, 04/01/09                                                    1,100        1,059,790
  Westdeutsche Landesbank
    6.050%, 01/15/09                                                    1,100        1,171,487
                                                                               ---------------
TOTAL BONDS
(Cost $8,961,347)                                                                    8,869,801
                                                                               ---------------
TOTAL -- UNITED STATES
  (Cost $21,111,381)                                                                20,851,019
                                                                               ---------------
CANADA -- (13.0%)
BONDS -- (13.0%)
  BP Canada Finance
    3.625%, 01/15/09                                                      225          221,383
  British Columbia (Province of)
    5.000%, 06/25/09                                                    1,200        1,251,600
  Canada Housing Trust
    4.650%, 09/15/09                                                      700          608,250
    4.650%, 09/15/09                                                      600          521,358
  Canadian Government
    4.250%, 09/01/09                                          $         1,250  $     1,073,336
  Ontario, Province of
    5.500%, 10/01/08                                                      800          846,459
  Toyota Credit Canada
    4.250%, 06/17/09                                                    1,000          846,727
    4.750%, 06/29/09                                                      500          431,689
                                                                               ---------------
TOTAL -- CANADA
  (Cost $5,565,916)                                                                  5,800,802
                                                                               ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (12.8%)
BONDS -- (12.8%)
  Asian Development Bank
    5.948%, 05/20/09                                                    1,000        1,084,600
  European Investment Bank
    3.375%, 03/16/09                                                    1,200        1,184,018
  Inter-American Development Bank
    5.375%, 11/18/08                                                      400          425,536
  Inter-American Development Bank @
    5.625%, 06/29/09                                                      940          848,890
  International Finance Corp.
    3.750%, 06/30/09                                                    1,200        1,194,463
  World Bank (International Bank for
    Reconstruction & Development)
    Corporate Bonds
    5.125%, 03/13/09                                                      900          948,870
                                                                               ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $5,603,014)                                                                  5,686,377
                                                                               ---------------
GERMANY -- (8.7%)
BONDS -- (8.7%)
  Bayerische Landesbank
    2.875%, 10/15/08                                                      300          288,719
    5.875%, 12/01/08                                                      300          320,553
  Deutsche Postbank AG
    5.500%, 02/17/09                                                      300          318,540
  KFW International Finance, Inc.
    3.250%, 03/30/09                                                    1,270        1,242,338
  KFW-Kreditanstalt fuer Wiederaufbau
    3.750%, 01/28/09                                                      400           60,292
  Landesbank Baden-Wuerttemberg
    Foerderbank
    4.500%, 01/26/09                                                      650          556,713
  Landwirtschaft Rentenbank
    3.750%, 06/15/09                                                    1,100        1,085,459
                                                                               ---------------
TOTAL -- GERMANY
  (Cost $3,896,227)                                                                  3,872,614
                                                                               ---------------
NETHERLANDS -- (5.0%)
BONDS -- (5.0%)
  Bank Nederlandse Gemeenten NV
    4.375%, 09/15/09                                                      700          710,017
  Nederlandse Waterschapsbank NV
    2.750%, 12/30/08                                                      700          671,300

                                                                                                          FACE
                                                                                                         AMOUNT          VALUE+
                                                                                                         ------          ------
                                                                                                         (000)
  Rabobank
    4.250%, 01/05/09                                                                                  $      1,000    $    849,754
                                                                                                                      ------------
TOTAL -- NETHERLANDS
  (Cost $2,196,904)                                                                                                      2,231,071
                                                                                                                      ------------
FRANCE -- (3.9%)
BONDS -- (3.9%)
  Dexia Credit Local
    5.500%, 01/21/09                                                                                           600         635,220
Total Capital SA
    3.500%, 01/05/09                                                                                         1,100       1,085,480
                                                                                                                      ------------
TOTAL -- FRANCE
  (Cost $1,749,210)                                                                                                      1,720,700
                                                                                                                      ------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
  Eksportfinans ASA
    4.375%, 07/15/09
    (Cost $1,284,133)                                                                                        1,270       1,286,104
                                                                                                                      ------------
SPAIN -- (2.7%)
BONDS -- (2.7%)
  Institut de Credito Oficial
    3.875%, 07/15/09
    (Cost $1,190,809)                                                                                        1,200       1,196,808
                                                                                                                      ------------
FINLAND -- (2.4%)
BONDS -- (2.4%)
  Republic of Finland
    3.250%, 05/15/09
    (Cost $1,064,128)                                                                                        1,100       1,075,558
                                                                                                                      ------------
AUSTRALIA -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $435)                                                                                                                539
                                                                                                                      ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04 (Collateralized by $466,000
    FNMA Notes 2.95%, 11/14/07, valued at $466,654) to be repurchased at $460,024
    (Cost $460,000)                                                                                            460         460,000
                                                                                                                      ------------
TOTAL INVESTMENTS -- (99.2%)
   (Cost $44,122,157)                                                                                                   44,181,592
                                                                                                                      ------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
  Interest Receivable                                                                                                      657,160
  Other Liabilities in Excess of Other Assets                                                                             (274,543)
  Payable to Advisor                                                                                                        (9,206)
                                                                                                                      ------------
                                                                                                                           373,411
                                                                                                                      ------------
NET ASSETS -- (100.0%)
  Applicable to 4,225,115 Outstanding $0.01 Par Value Shares (50,000,000 Shares Authorized)                           $ 44,555,003
                                                                                                                      ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                              $      10.55
                                                                                                                      ============

----------
  +  See Note B to Financial Statements.
  @  Denominated in Canadian Dollars.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                            VA SMALL        VA LARGE
                                                                                              VALUE           VALUE
                                                                                            PORTFOLIO       PORTFOLIO
                                                                                          --------------  --------------
ASSETS:
Investments at Value (including $745 and $4,440 of securities on loan, respectively)      $       65,591  $       74,188
Cash                                                                                                   1              --
Receivables:
   Investment Securities Sold                                                                        284              --
   Dividends and Interest                                                                             40             141
   Securities Lending                                                                                  1              --
   Fund Shares Sold                                                                                    6              --
                                                                                          --------------  --------------
    Total Assets                                                                                  65,923          74,329
                                                                                          --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                                  892           4,710
   Investment Securities Purchased                                                                   424              --
   Fund Shares Redeemed                                                                                1              20
   Due to Advisor                                                                                     26              14
Accrued Expenses and Other Liabilities                                                                13              14
                                                                                          --------------  --------------
    Total Liabilities                                                                              1,356           4,758
                                                                                          --------------  --------------
NET ASSETS                                                                                $       64,567  $       69,571
                                                                                          ==============  ==============
SHARES OUTSTANDING $.01 PAR VALUE (50,000,000 Shares Authorized)                               3,808,440       4,633,716
                                                                                          ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $        16.95  $        15.01
                                                                                          ==============  ==============
Investments at Cost                                                                       $       51,947  $       63,609
                                                                                          ==============  ==============

               See accompanying Notes to the Financial Statements.

                                                                                               VA              VA
                                                                                          INTERNATIONAL   INTERNATIONAL
                                                                                              VALUE           SMALL
                                                                                            PORTFOLIO       PORTFOLIO
                                                                                          --------------  --------------
ASSETS:
Investments at Value (including $848 and $909 of securities on loan, respectively)        $       50,465  $       35,541
Cash                                                                                                  16              16
Receivables:
   Investment Securities Sold                                                                        139               8
   Dividends, Interest, and Tax Reclaims                                                             136              68
   Securities Lending                                                                                  1               1
                                                                                          --------------  --------------
    Total Assets                                                                                  50,757          35,634
                                                                                          --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                                  903             964
   Investment Securities Purchased                                                                   847             729
   Fund Shares Redeemed                                                                               31              97
   Due to Advisor                                                                                     16              13
Accrued Expenses and Other Liabilities                                                                14              12
                                                                                          --------------  --------------
    Total Liabilities                                                                              1,811           1,815
                                                                                          --------------  --------------
NET ASSETS                                                                                $       48,946  $       33,819
                                                                                          ==============  ==============
SHARES OUTSTANDING $.01 PAR VALUE (50,000,000 Shares Authorized)                               3,435,585       3,013,687
                                                                                          ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                  $        14.25  $        11.22
                                                                                          ==============  ==============
Investments at Cost                                                                       $       39,461  $       28,815
                                                                                          ==============  ==============

               See accompanying Notes to the Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                                                                        VA
                                                                                      VA SMALL        VA LARGE     INTERNATIONAL
                                                                                        VALUE           VALUE          VALUE
                                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                                    -------------   -------------  -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0 and $104, respectively)       $         492   $         903  $       1,032
   Interest                                                                                     8               6              5
   Income from Securities Lending                                                              18               4             18
                                                                                    -------------   -------------  -------------
        Total Investment Income                                                               518             913          1,055
                                                                                    -------------   -------------  -------------
EXPENSES
   Investment Advisory Services                                                               275             149            163
   Accounting & Transfer Agent Fees                                                            56              61             52
   Custodian Fees                                                                               5               6             21
   Legal Fees                                                                                   4               4              3
   Audit Fees                                                                                   2               3              2
   Filing Fees                                                                                  1               1              1
   Shareholders' Reports                                                                        2              13              5
   Directors' Fees and Expenses                                                                --               1             --
   Other                                                                                        1               1              3
                                                                                    -------------   -------------  -------------
        Total Expenses                                                                        346             239            250
                                                                                    -------------   -------------  -------------
   NET INVESTMENT INCOME (LOSS)                                                               172             674            805
                                                                                    -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                   6,777           1,668            654
   Net Realized Gain (Loss) on Foreign Currency Transactions                                   --              --             (2)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                             5,424           8,569          9,044
     Translation of Foreign Currency Denominated Amounts                                       --              --              4
                                                                                    -------------   -------------  -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                           12,201          10,237          9,700
                                                                                    -------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $      12,373   $      10,911  $      10,505
                                                                                    =============   =============  =============

               See accompanying Notes to the Financial Statements.

                                                                                          VA             VA
                                                                                    INTERNATIONAL    SHORT-TERM      VA GLOBAL
                                                                                        SMALL           FIXED           BOND
                                                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                                    -------------   -------------  -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $58, $0 and $0, respectively)        $         652              --             --
   Interest                                                                                     6   $         683  $       1,352
   Income from Securities Lending                                                              19              --             --
                                                                                    -------------   -------------  -------------
        Total Investment Income                                                               677             683          1,352
                                                                                    -------------   -------------  -------------
EXPENSES
   Investment Advisory Services                                                               137              99             98
   Accounting & Transfer Agent Fees                                                            35              20             48
   Custodian Fees                                                                              24               4              5
   Legal Fees                                                                                   6               3              3
   Audit Fees                                                                                   1               2              2
   Filing Fees                                                                                  1               1              2
   Shareholders' Reports                                                                        4               4              5
   Other                                                                                        2               5              3
                                                                                    -------------   -------------  -------------
        Total Expenses                                                                        210             138            166
                                                                                    -------------   -------------  -------------
   NET INVESTMENT INCOME (LOSS)                                                               467             545          1,186
                                                                                    -------------   -------------  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                                     763             (96)          (198)
   Net Realized Gain (Loss) on Foreign Currency Transactions                                   14              --           (250)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                             5,946            (106)           333
     Translation of Foreign Currency Denominated Amounts                                        5              --           (104)
                                                                                    -------------   -------------  -------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                            6,728            (202)          (219)
                                                                                    -------------   -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     $       7,195   $         343  $         967
                                                                                    =============   =============  =============

               See accompanying Notes to the Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                          VA SMALL VALUE PORTFOLIO             VA LARGE VALUE PORTFOLIO
                                                    -----------------------------------   -----------------------------------
                                                          YEAR               YEAR               YEAR              YEAR
                                                          ENDED              ENDED              ENDED             ENDED
                                                         NOV. 30,           NOV. 30,           NOV. 30,          NOV. 30,
                                                          2004               2003               2004              2003
                                                    ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                     $            172   $             50   $            674   $            503
   Net Realized Gain (Loss) on
     Investment Securities Sold                                6,777              4,589              1,668               (381)
   Change in Unrealized Appreciation
     (Depreciation) of Investment
     Securities                                                5,424             11,600              8,569              7,444
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                                               12,373             16,239             10,911              7,566
                                                    ----------------   ----------------   ----------------   ----------------
Distributions From:
   Net Investment Income                                         (57)               (90)              (553)              (442)
   Net Short-Term Gains                                       (1,650)                (6)                --                 --
   Net Long-Term Gains                                        (2,959)            (2,206)                --                 --
                                                    ----------------   ----------------   ----------------   ----------------
     Total Distributions                                      (4,666)            (2,302)              (553)              (442)
                                                    ----------------   ----------------   ----------------   ----------------
Capital Share Transactions (1):
   Shares Issued                                              11,135              6,571             15,452              8,041
   Shares Issued in Lieu of Cash
     Distributions                                             4,666              2,302                553                442
   Shares Redeemed                                            (6,992)            (6,901)            (4,907)            (5,282)
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) from
     Capital Share Transactions                                8,809              1,972             11,098              3,201
                                                    ----------------   ----------------   ----------------   ----------------
     Total Increase (Decrease)                                16,516             15,909             21,456             10,325

NET ASSETS
   Beginning of Period                                        48,051             32,142             48,115             37,790
                                                    ----------------   ----------------   ----------------   ----------------
   End of Period                                    $         64,567   $         48,051   $         69,571   $         48,115
                                                    ================   ================   ================   ================
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                               738                607              1,130                732
     Shares Issued in Lieu of Cash
       Distributions                                             333                237                 42                 43
     Shares Redeemed                                            (461)              (613)              (359)              (491)
                                                    ----------------   ----------------   ----------------   ----------------
                                                                 610                231                813                284
                                                    ================   ================   ================   ================

               See accompanying Notes to the Financial Statements.

                                                     VA INTERNATIONAL VALUE PORTFOLIO       VA INTERNATIONAL SMALL PORTFOLIO
                                                    -----------------------------------   -----------------------------------
                                                          YEAR               YEAR               YEAR              YEAR
                                                          ENDED              ENDED              ENDED             ENDED
                                                         NOV. 30,           NOV. 30,           NOV. 30,          NOV. 30,
                                                          2004               2003               2004              2003
                                                    ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                     $            805   $            558   $            467   $            334
   Net Realized Gain (Loss) on
     Investment Securities Sold                                  654              1,324                763              1,006
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                (2)                 9                 14                  5
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and
        Foreign Currency                                       9,044              6,936              5,946              5,863
     Translation of Foreign Currency
        Denominated Amounts                                        4                  2                  5                  1
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                                               10,505              8,829              7,195              7,209
                                                    ----------------   ----------------   ----------------   ----------------
Distributions From:
   Net Investment Income                                        (526)              (513)              (403)              (262)
   Net Short-Term Gains                                           --                 --               (300)                --
   Net Long-Term Gains                                        (1,123)                --               (691)                --
                                                    ----------------   ----------------   ----------------   ----------------
     Total Distributions                                      (1,649)              (513)            (1,394)              (262)
                                                    ----------------   ----------------   ----------------   ----------------
Capital Share Transactions (1):
   Shares Issued                                              10,091              5,407              8,324              3,788
   Shares Issued in Lieu of Cash
     Distributions                                             1,649                513              1,394                262
   Shares Redeemed                                            (5,350)            (4,724)            (3,514)            (3,657)
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) from
     Capital Share Transactions                                6,390              1,196              6,204                393
                                                    ----------------   ----------------   ----------------   ----------------
     Total Increase (Decrease)                                15,246              9,512             12,005              7,340

NET ASSETS
   Beginning of Period                                        33,700             24,188             21,814             14,474
                                                    ----------------   ----------------   ----------------   ----------------
   End of Period                                    $         48,946   $         33,700   $         33,819   $         21,814
                                                    ================   ================   ================   ================

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                               802                581                837                516
     Shares Issued in Lieu of Cash
        Distributions                                            144                 62                158                 44
     Shares Redeemed                                            (432)              (501)              (354)              (499)
                                                    ----------------   ----------------   ----------------   ----------------
                                                                 514                142                641                 61
                                                    ================   ================   ================   ================

               See accompanying Notes to the Financial Statements.

                                                       VA SHORT-TERM FIXED PORTFOLIO           VA GLOBAL BOND PORTFOLIO
                                                    -----------------------------------   -----------------------------------
                                                          YEAR               YEAR               YEAR              YEAR
                                                          ENDED              ENDED              ENDED             ENDED
                                                         NOV. 30,           NOV. 30,           NOV. 30,          NOV. 30,
                                                          2004               2003               2004              2003
                                                    ----------------   ----------------   ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                     $            545   $            422   $          1,186   $            915
   Net Realized Gain (Loss) on
     Investment Securities Sold                                  (96)               305               (198)             1,232
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                --                 --               (250)               (49)
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and
        Foreign Currency                                        (106)              (212)               333               (982)
     Translation of Foreign Currency
        Denominated Amounts                                       --                 --               (104)                27
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) in Net
     Assets Resulting from
     Operations                                                  343                515                967              1,143
                                                    ----------------   ----------------   ----------------   ----------------
Distributions From:
   Net Investment Income                                        (409)              (630)              (891)              (718)
   Net Short-Term Gains                                         (245)              (376)              (299)              (179)
   Net Long-Term Gains                                           (58)                --               (935)              (118)
                                                    ----------------   ----------------   ----------------   ----------------
     Total Distributions                                        (712)            (1,006)            (2,125)            (1,015)
                                                    ----------------   ----------------   ----------------   ----------------
Capital Share Transactions (1):
   Shares Issued                                              15,786             11,165             16,461              9,338
   Shares Issued in Lieu of Cash
     Distributions                                               712              1,007              2,125              1,015
   Shares Redeemed                                            (9,136)            (6,631)            (5,212)            (4,625)
                                                    ----------------   ----------------   ----------------   ----------------
   Net Increase (Decrease) from
     Capital Share Transactions                                7,362              5,541             13,374              5,728
                                                    ----------------   ----------------   ----------------   ----------------
     Total Increase (Decrease)                                 6,993              5,050             12,216              5,856

NET ASSETS
   Beginning of Period                                        34,583             29,533             32,339             26,483
                                                    ----------------   ----------------   ----------------   ----------------
   End of Period                                    $         41,576   $         34,583   $         44,555   $         32,339
                                                    ================   ================   ================   ================
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                             1,552              1,085              1,567                855
     Shares Issued in Lieu of Cash
        Distributions                                             71                 99                206                 96
     Shares Redeemed                                            (899)              (645)              (500)              (425)
                                                    ----------------   ----------------   ----------------   ----------------
                                                                 724                539              1,273                526
                                                    ================   ================   ================   ================

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          VA SMALL VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                   YEAR            YEAR            YEAR            YEAR            YEAR
                                                   ENDED           ENDED           ENDED           ENDED           ENDED
                                                  NOV. 30         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                   2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      15.02    $      10.83    $      11.45    $      11.01    $      12.78
                                                ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.05            0.02            0.03            0.07            0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           3.34            4.94            0.10            2.31            0.58
                                                ------------    ------------    ------------    ------------    ------------
    Total from Investment Operations                    3.39            4.96            0.13            2.38            0.68
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.02)          (0.03)          (0.07)          (0.10)          (0.07)
  Net Realized Gains                                   (1.44)          (0.74)          (0.68)          (1.84)          (2.38)
                                                ------------    ------------    ------------    ------------    ------------
    Total Distributions                                (1.46)          (0.77)          (0.75)          (1.94)          (2.45)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      16.95    $      15.02    $      10.83    $      11.45    $      11.01
============================================================================================================================
Total Return                                           24.62%          49.71%           0.91%          25.51%           6.62%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     64,567    $     48,051    $     32,142    $     25,115    $     19,132
Ratio of Expenses to Average Net Assets                 0.63%           0.68%           0.67%           0.64%           0.68%
Ratio of Net Investment Income to Average
  Net Assets                                            0.31%           0.14%           0.32%           0.63%           0.86%
Portfolio Turnover Rate                                   30%             40%             31%             19%             42%

                                                                          VA LARGE VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                    2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      12.59    $      10.69    $      12.68    $      13.02    $      16.00
                                                ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.15            0.13            0.12            0.16            0.27
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           2.42            1.90           (1.94)           0.72           (0.14)
                                                ------------    ------------    ------------    ------------    ------------
    Total from Investment Operations                    2.57            2.03           (1.82)           0.88            0.13
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.15)          (0.13)          (0.17)          (0.27)          (0.25)
  Net Realized Gains                                      --              --              --           (0.95)          (2.86)
                                                ------------    ------------    ------------    ------------    ------------
    Total Distributions                                (0.15)          (0.13)          (0.17)          (1.22)          (3.11)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      15.01    $      12.59    $      10.69    $      12.68    $      13.02
============================================================================================================================
Total Return                                           20.55%          19.21%         (14.57)%          7.15%           1.52%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     69,571    $     48,115    $     37,790    $     36,634    $     30,396
Ratio of Expenses to Average Net Assets                 0.40%           0.40%           0.40%           0.41%           0.45%
Ratio of Net Investment Income to Average
  Net Assets                                            1.13%           1.27%           1.15%           1.33%           2.02%
Portfolio Turnover Rate                                    8%              7%              9%             13%             29%

                 See accompanying Notes to Financial Statements.

                                                                      VA INTERNATIONAL VALUE PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                    2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      11.53    $       8.70    $       9.44    $      11.46    $      12.73
                                                ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.25            0.20            0.17            0.20            0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           3.04            2.81           (0.69)          (1.36)          (0.29)
                                                ------------    ------------    ------------    ------------    ------------
    Total from Investment Operations                    3.29            3.01           (0.52)          (1.16)          (0.17)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.18)          (0.18)          (0.19)          (0.22)          (0.21)
  Net Realized Gains                                   (0.39)             --           (0.03)          (0.64)          (0.89)
                                                ------------    ------------    ------------    ------------    ------------
    Total Distributions                                (0.57)          (0.18)          (0.22)          (0.86)          (1.10)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      14.25    $      11.53    $       8.70    $       9.44    $      11.46
============================================================================================================================
Total Return                                           29.80%          35.49%          (5.71)%        (11.12)%         (1.68)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     48,946    $     33,700    $     24,188    $     21,264    $     21,032
Ratio of Expenses to Average Net Assets                 0.61%           0.63%           0.63%           0.64%           0.66%
Ratio of Net Investment Income to Average
  Net Assets                                            1.98%           2.07%           1.82%           1.92%           1.71%
Portfolio Turnover Rate                                    8%             21%              2%              8%              7%

                                                                     VA INTERNATIONAL SMALL PORTFOLIO
                                                ------------------------------------------------------------------------------
                                                    YEAR            YEAR              YEAR            YEAR            YEAR
                                                    ENDED           ENDED             ENDED           ENDED           ENDED
                                                  NOV. 30,        NOV. 30,          NOV. 30,        NOV. 30,        NOV. 30,
                                                    2004            2003              2002            2001            2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $       9.19    $       6.26      $       6.40    $       7.64    $       8.31
                                                ------------    ------------      ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.20            0.15(a)           0.13            0.17            0.15
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           2.42            2.89(a)          (0.11)          (0.58)          (0.53)
                                                ------------    ------------      ------------    ------------    ------------
    Total from Investment Operations                    2.62            3.04              0.02           (0.41)          (0.38)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.17)          (0.11)            (0.14)          (0.20)          (0.19)
  Net Realized Gains                                   (0.42)             --             (0.02)          (0.63)          (0.10)
                                                ------------    ------------      ------------    ------------    ------------
    Total Distributions                                (0.59)          (0.11)            (0.16)          (0.83)          (0.29)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      11.22    $       9.19      $       6.26    $       6.40    $       7.64
==============================================================================================================================
Total Return                                           30.17%          49.54%             0.27%          (6.17)%         (4.81)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     33,819    $     21,814      $     14,474    $     11,783    $     11,367
Ratio of Expenses to Average Net Assets                 0.77%           0.78%             0.77%           0.77%           0.80%
Ratio of Net Investment Income to Average
  Net Assets                                            1.70%           1.92%             1.70%           2.07%           1.95%
Portfolio Turnover Rate                                    9%             27%                6%              8%             12%

(a) Net investment income (loss) and net gains (losses) on securities (realized and unrealized) for the year ended November 30, 2003 have been restated from $0.17 and $2.87, respectively to $0.15 and $2.89, respectively, due to a clerical error.

                 See accompanying Notes to Financial Statements.

                                                                       VA SHORT-TERM FIXED PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                    2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      10.31    $      10.50    $      10.58    $      10.58    $      10.42
                                                ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.14            0.13            0.24            0.45            0.59
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                          (0.04)           0.03            0.11            0.15            0.04
                                                ------------    ------------    ------------    ------------    ------------
    Total from Investment Operations                    0.10            0.16            0.35            0.60            0.63
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.12)          (0.22)          (0.42)          (0.60)          (0.47)
  Net Realized Gains                                   (0.09)          (0.13)          (0.01)             --              --
                                                ------------    ------------    ------------    ------------    ------------
    Total Distributions                                (0.21)          (0.35)          (0.43)          (0.60)          (0.47)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      10.20    $      10.31    $      10.50    $      10.58    $      10.58
============================================================================================================================
Total Return                                            1.01%           1.60%           3.37%           6.02%           6.30%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     41,576    $     34,583    $     29,533    $     23,476    $     20,409
Ratio of Expenses to Average Net Assets                 0.35%           0.36%           0.37%           0.38%           0.40%
Ratio of Net Investment Income to Average
  Net Assets                                            1.38%           1.31%           2.37%           4.40%           5.72%
Portfolio Turnover Rate                                  141%            160%            145%             71%             33%

                                                                          VA GLOBAL BOND PORTFOLIO
                                                ----------------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                    2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period            $      10.95    $      10.91    $      10.67    $      10.68    $      10.69
                                                ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                          0.22            0.31            0.33            0.41            0.78
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                           0.09            0.14            0.38            0.32           (0.18)
                                                ------------    ------------    ------------    ------------    ------------
    Total from Investment Operations                    0.31            0.45            0.71            0.73            0.60
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                (0.30)          (0.29)          (0.39)          (0.74)          (0.59)
  Net Realized Gains                                   (0.41)          (0.12)          (0.08)             --           (0.02)
                                                ------------    ------------    ------------    ------------    ------------
    Total Distributions                                (0.71)          (0.41)          (0.47)          (0.74)          (0.61)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $      10.55    $      10.95    $      10.91    $      10.67    $      10.68
============================================================================================================================
Total Return                                            2.97%           4.29%           7.05%           7.29%           5.89%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)           $     44,555    $     32,339    $     26,483    $     20,852    $     16,237
Ratio of Expenses to Average Net Assets                 0.42%           0.43%           0.46%           0.43%           0.47%
Ratio of Net Investment Income to Average
  Net Assets                                            3.01%           3.09%           3.96%           4.09%           4.35%
Portfolio Turnover Rate                                   86%            107%             82%            159%             85%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund consists of thirty-six portfolios, six of which (the "Portfolios") are included in this report. Thirty portfolios are presented in separate reports. The Portfolios are only available through a select group of insurance products.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by VA Small Value Portfolio and VA Large Value Portfolio (the "Domestic Equity Portfolios") which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by VA International Value Portfolio and VA International Small Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the New York Stock Exchange (NYSE) (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     Securities held by VA Short-Term Fixed Portfolio and VA Global Bond Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and VA Global Bond Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean betwen the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. VA Global Bond Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, VA Global Bond Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amount of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and VA Global Bond Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a VA Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issues existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to the Portfolios. For the year ended November 30, 2004, the VA Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

               VA Small Value Portfolio                         0.50 of 1%
               VA Large Value Portfolio                         0.25 of 1%
               VA International Value Portfolio                 0.40 of 1%
               VA International Small Portfolio                 0.50 of 1%
               VA Short-Term Fixed Portfolio                    0.25 of 1%
               VA Global Bond Portfolio                         0.25 of 1%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               VA Small Value Portfolio                         $      912
               VA Large Value Portfolio                                985
               VA International Value Portfolio                        671
               VA International Small Portfolio                        451
               VA Short-Term Fixed Portfolio                           662
               VA Global Bond Portfolio                                650

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                          U.S. GOVERNMENT        OTHER INVESTMENT
                                            SECURITIES              SECURITIES
                                      ----------------------  ----------------------
                                      PURCHASES     SALES     PURCHASES      SALES
                                      ----------  ----------  ----------  ----------
VA Small Value Portfolio                      --          --  $   20,475  $   16,353
VA Large Value Portfolio                      --          --      16,390       4,699
VA International Value Portfolio              --          --       9,911       3,342
VA International Small Portfolio              --          --      42,129       2,380
VA Short-Term Fixed Portfolio         $   19,209  $   12,916      17,542      18,753
VA Global Bond Portfolio                  12,233       8,419      33,050      24,508

F. FEDERAL INCOME TAXES:

     Each VA Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies" and recharacterization of distributions, were reclassified to the following accounts (amounts in thousands):

                                                         INCREASE          INCREASE
                                                        (DECREASE)        (DECREASE)
                                                       UNDISTRIBUTED     UNDISTRIBUTED
                                                      NET INVESTMENT     NET REALIZED
                                                          INCOME         CAPITAL GAINS
                                                      --------------     -------------
VA International Value Portfolio                      $          145     $        (145)
VA International Small Portfolio                                 249              (249)
VA Global Bond Portfolio                                         252              (252)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                           ORDINARY
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                         CAPITAL GAINS  CAPITAL GAIN     TOTAL
                                         -------------  ------------  ------------
VA Small Value Portfolio
2004                                      $      1,707  $      2,959  $      4,666
2003                                                96         2,206         2,302
VA Large Value Portfolio
2004                                               553            --           553
2003                                               442            --           442
VA International Value Portfolio
2004                                               526         1,123         1,649
2003                                               513            --           513
VA International Small Portfolio
2004                                               703           691         1,394
2003                                               262            --           262
VA Short-Term Fixed Portfolio
2004                                               654            58           712
2003                                             1,006            --         1,006
VA Global Bond Portfolio
2004                                             1,192           933         2,125
2003                                               897           118         1,015

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                          TOTAL NET
                                                                                        DISTRIBUTABLE
                                      UNDISTRIBUTED    UNDISTRIBUTED     CAPITAL          EARNINGS
                                      NET INVESTMENT     LONG-TERM         LOSS         (ACCUMULATED
                                          INCOME       CAPITAL GAINS   CARRYFORWARD        LOSSES)
                                      --------------  --------------  --------------   --------------
VA Small Value Portfolio              $        1,628  $        5,300              --   $        6,928
VA Large Value Portfolio                         588              --  $         (842)            (254)
VA International Value Portfolio               1,059             462              --            1,521
VA International Small Portfolio                 644             568              --            1,212
VA Short-Term Fixed Portfolio                    479              --             (96)             383
VA Global Bond Portfolio                         751              --            (198)             553

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                  EXPIRES ON NOVEMBER 30,
                                          --------------------------------------
                                            2010      2011      2012     TOTAL
                                          --------  --------  --------  --------
VA Large Value Portfolio                  $    462  $    380        --  $    842
VA Short-Term Fixed Income Portfolio            --        --  $     96        96
VA Global Bond Portfolio                        --        --       198       198

     During the year ended November 30, 2004, the VA Large Value Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of approximately $1,667,000.

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income:

                                            MARK TO MARKET     REALIZED GAINS
                                            --------------     --------------
VA International Value Portfolio            $      145,059     $      146,935
VA International Small Portfolio                    80,514            234,628

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                 NET
                                                                                             UNREALIZED
                                              FEDERAL       UNREALIZED      UNREALIZED      APPRECIATION/
                                              TAX COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                          --------------  --------------  --------------   --------------
VA Small Value Portfolio                  $       51,959  $       17,737  $       (4,105)  $       13,632
VA Large Value Portfolio                          63,608          16,379          (5,799)          10,580
VA International Value Portfolio                  39,607          13,294          (2,436)          10,858
VA International Small Portfolio                  28,908           9,965          (3,332)           6,633
VA Short-Term Fixed Portfolio                     41,542               1            (178)            (177)
VA Global Bond Portfolio                          44,122             512            (452)              60

G. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     2. FOWARD CURRENCY CONTRACTS: VA Global Bond Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, VA Global Bond Portfolio had entered into the following contract and the net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                       UNREALIZED
                                                                                        FOREIGN
SETTLEMENT                                          CONTRACT         VALUE AT           EXCHANGE
   DATE           CURRENCY SOLD     CURRENCY         AMOUNT      NOVEMBER 30, 2004     GAIN (LOSS)
---------------  --------------  ---------------  -------------  -----------------   -------------
12/06/04              6,906,250  Canadian Dollar      5,700,955  $       5,807,829   $    (106,874)
12/23/04                417,700    Swedish Krona         60,376             62,092          (1,716)
                                                  -------------  -----------------   -------------
                                       Total      $   5,761,331  $       5,869,921   $    (108,590)
                                                  =============  =================   =============

     Risks may arise upon entering into these contracts from the potential inability of the counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar and are generally limited to unrealized appreciation, if any, on the contracts.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the discretionary line of credit were as follows:

                                          WEIGHTED           WEIGHTED          NUMBER OF         INTEREST       MAXIMUM AMOUNT
                                          AVERAGE            AVERAGE             DAYS            EXPENSE       BORROWED DURING
                                        INTEREST RATE      LOAN BALANCE       OUTSTANDING        INCURRED         THE PERIOD
                                      ----------------   ----------------  ----------------  ----------------  ----------------
VA Large Value Portfolio                          1.93%  $         78,000                 8  $             33  $        116,000
VA International Value Portfolio                  2.26%            98,417                12                74           385,000
VA International Small Portfolio                  2.35%           143,750                 8                75           185,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolios under the line of credit during the year ended November 30, 2004.

I. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                                                                        VA
                                                                                     VA SMALL        VA LARGE      INTERNATIONAL
                                                                                       VALUE           VALUE           VALUE
                                                                                     PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                  --------------  --------------   --------------
Paid-in Capital                                                                   $       44,016  $       59,247   $       36,563
Accumulated Net Investment Income (Loss)                                                     154             589              770
Accumulated Net Realized Gain (Loss)                                                       6,753            (844)             603
Accumulated Net Realized Foreign Exchange Gain (Loss)                                         --              --               (2)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign
   Currency                                                                               13,644          10,579           11,004
Unrealized Net Foreign Exchange Gain (Loss)                                                   --              --                8
                                                                                  --------------  --------------   --------------
                                                                                  $       64,567  $       69,571   $       48,946
                                                                                  ==============  ==============   ==============

                                                                                       VA
                                                                                  INTERNATIONAL      VA SHORT-        VA GLOBAL
                                                                                      SMALL         TERM FIXED           BOND
                                                                                    PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                                  --------------  --------------   --------------
Paid-In Capital                                                                   $       25,967  $       41,370   $       43,939
Accumulated Net Investment Income (Loss)                                                     515             478            1,109
Accumulated Net Realized Gain (Loss)                                                         589             (94)            (198)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                         14              --             (250)
Unrealized Appreciation (Depreciation) of Investment Securities and Foreign
   Currency                                                                                6,726            (178)              59
Unrealized Net Foreign Exchange Gain (Loss)                                                    8              --             (104)
                                                                                  --------------  --------------   --------------
                                                                                  $       33,819  $       41,576   $       44,555
                                                                                  ==============  ==============   ==============

J. SECURITIES LENDING:

     As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE VA PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio and VA International Small Portfolio, and the statements of net assets of VA Short-Term Fixed Portfolio and VA Global Bond Portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of VA Small Value Portfolio, VA Large Value Portfolio, VA International Value Portfolio, VA International Small Portfolio, VA Short-term Fixed Portfolio and VA Global Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "VA Portfolios") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the VA Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
                        DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides    DFAITC - since 1993    75 portfolios in 4       Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG     DFAIDG - since 1983    investment companies     School of Business, University of Chicago.
and DEM.                    DIG - since 1993
Trustee of DFAITC.          DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of   DFAITC - since 1993    75 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.        DFAIDG - since 1986    investment companies     Professor of Economics, Graduate School of
Trustee of DFAITC.          DIG - since 1993                                Business, University of Chicago. Senior
1101 E. 58th Street         DEM - since 1993                                Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                           strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                      President, Cardean University (division of
                                                                            UNext.com). Member of the Boards of Milwaukee
                                                                            Mutual Insurance Company and UNext.com.
                                                                            Formerly, Trustee, First Prairie Funds
                                                                            (registered investment company). Trustee, Harbor
                                                                            Fund (registered investment company) (13
                                                                            Portfolios).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson           DFAITC - since 1993    75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG     DFAIDG - since 1981    investment companies     Management. Director, BIRR Portfolio Analysis,
and DEM.                    DIG - since 1993                                Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.          DEM - since 1993                                Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                   publishing and consulting). Partner, Zebra
P.O. Box 208200                                                             Capital Management, LLC (hedge fund manager).
New Haven, CT                                                               Formerly, Director, Hospital Fund, Inc.
06520-8200                                                                  (investment management services).
Date of Birth: 5/27/43

Robert C. Merton            DFA ITC - since 2003   75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG     DFA IDG - since 2003   investment companies     Graduate School of Business Administration,
and DEM.                    DFA DIG - since 2003                            Harvard University (since 1998). George Fisher
Trustee of DFAITC.          DEM - since 2003                                Baker Professor of Business Administration,
Harvard Business School                                                     Graduate School of Business Administration,
397 Morgan Hall                                                             Harvard University (1988-1998), Co-founder,
Soldiers Field                                                              Chief Science Officer, Integrated Finance
Boston, MA 02163                                                            Limited (since 2002). Director, MF Risk, Inc.
Date of Birth: 7/31/44                                                      (risk managemetnt software) (since 2001).
                                                                            Director, Peninsula Banking Group (bank) (since
                                                                            2003). Director, Community First Financial Group
                                                                            (bank holding company) (since 2003). Formerly,
                                                                            Co-Founder and Principal, Long-Term Capital
                                                                            Management. Director, Vical Incorporated
                                                                            (biopharamceutical product development).

Myron S. Scholes            DFAITC - since 1993    75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG     DFAIDG - since 1981    investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                    DIG - since 1993                                Capital Management (private equity firm).
Trustee of DFAITC.          DEM - since 1993                                Chairman, Oak Hill Platinum Partners (hedge
Oak Hill Capital                                                            fund). Director, Chicago Mercantile Exchange.
Management, Inc.                                                            Consultant, Arbor Investors. Formerly,
2775 Sand Hill Rd.                                                          Director, Smith Breeden Family of Funds.
Suite 220                                                                   Director, American Century Fund Complex
Menlo Park, CA 94025                                                        (registered investment companies) (38
Date of Birth: 7/01/41                                                      Portfolios); and Director, Chicago Mercantile
                                                                            Exchange Holdings Inc..

Abbie J. Smith              DFAITC - since 2000    75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG     DFAIDG - since 2000    investment companies     Graduate School of Business, University of
and DEM.                    DIG - since 2000                                Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.          DEM - since 2000                                Business School (9/01 to 8/02). Director, HON
Graduate School of                                                          Industries Inc. (office furniture) and Director,
Business                                                                    Ryder System Inc. (transportation).
University of Chicago
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                         INTERESTED TRUSTEES/DIRECTORS**

David G. Booth              DFAITC - since 1993    75 portfolios in 4       Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief   DFAIDG - since 1981    investment companies     Chief Investment Officer and President of
Executive Officer, Chief    DIG - since 1992                                Dimensional Fund Advisors Inc., DFA Securities
Investment Officer and      DEM - since 1993                                Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
President of DFAIDG, DIG                                                    Chief Executive Officer, Chief Investment
and DEM. Chairman,                                                          Officer and President of DFAITC. Director of
Trustee, Chief Executive                                                    Dimensional Fund Advisors Ltd. and formerly
Officer, Chief Investment                                                   Chief Investment Officer. Director, Chief
Officer and President of                                                    Investment Officer and President of DFA
DFAITC.                                                                     Australia Ltd. Formerly, Director of Dimensional
1299 Ocean Avenue                                                           Funds PLC. Chairman, Director, Chief Executive
Santa Monica, CA 90401                                                      Officer and Chief Investment Officer of
Date of Birth: 12/02/46                                                     Dimensional Fund Advisors Canada Inc. (All Chief
                                                                            Investment Officer positions held starting
                                                                            1/1/2003 except for Dimensional Fund Advisors
                                                                            Canada Inc., which was from 6/17/2003.)

                                                                            Limited Partner, Oak Hill Partners. Director,
                                                                            University of Chicago Business School. Formerly,
                                                                            Director, SA Funds (registered investment
                                                                            company). Formerly Director, Assante
                                                                            Corporation (investment management) (until
                                                                            2002).

   NAME, AGE, POSITION                              PORTFOLIOS WITHIN THE
      WITH THE FUND         TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS            LENGTH OF SERVICE           OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*         DFAITC - since 1993    75 portfolios in 4       Chairman and Director (and prior to 1/1/2003,
Chairman and Director of    DFAIDG - since 1981    investment companies     Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.        DIG - since 1992                                Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of     DEM - since 1993                                and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                     1/1/2003, Chief Investment Officer) of DFAITC.
1299 Ocean Avenue                                                           Director and formerly President of Dimensional
Santa Monica, CA 90401                                                      Fund Advisors Ltd. Director (and prior to
Date of Birth: 9/07/44                                                      1/1/2003, Chief Investment Officer) of DFA
                                                                            Australia Ltd. Director of Dimensional Funds PLC
                                                                            and Dimensional Fund Advisors Canada Inc.

                                                                            Trustee, St. Louis University. Life Trustee and
                                                                            Member of Investment Committee, DePaul
                                                                            University. Director, The German St. Vincent
                                                                            Orphan Home. Member of Investment Committee,
                                                                            Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

       The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
            AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                    OFFICERS

Arthur H. Barlow                           Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                           Since 2001        Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                 Australia Limited, Dimensional Fund Advisors Ltd., and since June
Secretary                                                    2003, Dimensional Fund Advisors Canada Inc. Prior to April 2001,
Date of Birth: 1/24/67                                       legal counsel for Dimensional (since March 2000). Associate,
                                                             Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                           Since 2004        Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                               Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                       University of Chicago (Septempter 2000 to March 2001); and Associate
                                                             of US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                            Since 1996        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                     Since 2004        Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                               Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                      to January 2004); Brach Chief, Investment Company and Invesment
                                                             Advisor Inspections, Securities and Exchange Commission (April 1994
                                                             to August 2000).

                                        TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
            AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                             Since 1999        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited and Dimensional Fund Advisors Ltd. Formerly at
Date of Birth: 11/29/56                                      Kansas State University, Arthur Andersen & Co., and Phillips
                                                             Petroleum Co.

Robert T. Deere                            Since 1994        Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                               Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                         Since 2001        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                       marketing coordinator for Dimensional.

Richard A. Eustice                         Since 1998        Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                 DFA Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                    Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                        Since 1993        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001        Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                               Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                            Since 2004        Vice President of all DFA Entities. Prior to April 2004,
Vice President                                               institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                        Since 2004        Vice President of all DFA Entities. Prior to April 2004,
Vice President                                               institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                             Since 2001        Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                               Associate Dean of the Leventhal School of Accounting (September 1998
Date of Birth: 11/24/61                                      to August 2001) and Academic Director Master of Business Taxation
                                                             Program (June 1996 to August 2001) at the University of Southern
                                                             California Marshall School of Business.

Henry F. Gray                              Since 2000        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997        Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                               Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                          Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                            Since 2004        Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                               Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                               Since 2004        Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                               Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                       (September 1997 to August 2001).

Patrick Keating                            Since 2003        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                               Canada Inc. Formerly, Director, President and Chief Executive
Date of Birth: 12/21/54                                      Officer, Assante Asset Management, Inc. (October 2000 to December
                                                             2002); Director, Assante Capital Management (October 2000 to December
                                                             2002); President and Chief Executive Officer, Assante Capital
                                                             Management (October 2000 to April 2001); Executive Vice President,
                                                             Assante Corporation (May 2001 to December 2002); Director, Assante
                                                             Asset Management Ltd. (September 1997 to December 2002); President and
                                                             Chief Executive Officer, Assante Asset Management Ltd. (September 1998
                                                             to May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                          TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND          AND LENGTH OF
            AND ADDRESS                        SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                           Since 2004        Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                 2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                         Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                               Management Company).

Heather H. Mathews                           Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                 Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                        Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                 Since 2003        Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                 Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                          Associates (investment consulting firm) (December 2000 to June
                                                               2002); and President, Kobe Investment Research (August 1999 to
                                                               November 2000).

Catherine L. Newell                        Vice President      Vice President and Secretary of all the DFA Entities. Vice President
Vice President and Secretary                 since 1997        and Assistant Secretary of DFA Australia Limited (since February
Date of Birth: 5/7/64                       and Secretary      2002, April 1997 and May 2002, respectively). Vice President and
                                             since 2000        Secretary of Dimensional Fund Advisors Canada Inc. (since June
                                                               2003). Director, Dimensional Funds plc (since January 2002).
                                                               Formerly, Assistant Secretary of all DFA Entities and Dimensional
                                                               Fund Advisors Ltd.

David A. Plecha                              Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                 Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                           Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate
Vice President                                                 for Dimensional (June 2000 to April 2002). Formerly, Research
Date of Birth: 1/28/67                                         Scientist (August 1998 to June 2000), California Institute of
                                                               Technology.

Michael T. Scardina                          Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial Officer                        Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.,
and Treasurer                                                  and since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                        Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                               Funds, plc (January 2002).

David E. Schneider                           Since 2001        Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                                 Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                            Since 2001        Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                                 Advisors Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                               Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                         Principal, Payden & Rygel Investment Counsel (April 1998 to December
                                                               2000).

Jeanne C. Sinquefield, Ph.D.*                Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                       Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                               Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                         Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                               Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                 Portfolio Manager of Dimensional. Formerly, Principal of William M.
Date of Birth: 5/26/56                                         Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                               Since 2000        Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                                 Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Santa Monica, CA                                               Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                           Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                 institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                        TERM OF OFFICE(1)
 NAME, AGE, POSITION WITH THE FUND        AND LENGTH OF
            AND ADDRESS                      SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                         Since 2004        Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                               Canada Inc. (since June 2003). Prior to April 2002, Regional
Date of Birth: 3/25/73                                       Director of Dimensional. Formerly, Vice President and General Manager
                                                             of Assante Global Advisors (July 2000 to April 2002); Vice President of
                                                             Assante Asset Management Inc. (March 2000 to July 2000); and Private
                                                             Client Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                             February 2002).

Karen E. Umland                            Since 1997        Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                               Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                             Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                           Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                               institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                       Since 1997        Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                               Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                          Since 2001        Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                               Financial Advisors Services of Dimensional. Director of Dimensional
Santa Monica, CA                                             Fund Advisors Ltd. (since October 2003) and President of Dimensional
Date of Birth: 3/3/45                                        Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY


ANNUAL REPORT


YEAR ENDED NOVEMBER 30, 2004

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                             1

Management's Discussion and Analysis                                           9

Disclosure of Fund Expenses                                                   21

Disclosure of Portfolio Holdings                                              24

Schedules of Investments/Summary Schedules of Portfolio Holdings              26
     U.S. Large Company Portfolio                                             26
     Enhanced U.S. Large Company Portfolio                                    26
     U.S. Large Cap Value Portfolio                                           26
     U.S. Small XM Value Portfolio                                            26
     U.S. Small Cap Value Portfolio                                           27
     U.S. Small Cap Portfolio                                                 27
     U.S. Micro Cap Portfolio                                                 27
     DFA Real Estate Securities Portfolio                                     28
     Large Cap International Portfolio                                        30
     International Small Company Portfolio                                    35
     Japanese Small Company Portfolio                                         35
     Pacific Rim Small Company Portfolio                                      35
     United Kingdom Small Company Portfolio                                   36
     Continental Small Company Portfolio                                      36
     DFA International Small Cap Value Portfolio                              37
     Emerging Markets Portfolio                                               43
     Emerging Markets Small Cap Portfolio                                     43
     DFA One-Year Fixed Income Portfolio                                      43
     DFA Two-Year Global Fixed Income Portfolio                               43
     DFA Five-Year Government Portfolio                                       44
     DFA Five-Year Global Fixed Income Portfolio                              45
     DFA Intermediate Government Fixed Income Portfolio                       47
     DFA Short-Term Municipal Bond Portfolio                                  48

Statements of Assets and Liabilities                                          54

Statements of Operations                                                      57

Statements of Changes in Net Assets                                           63

Financial Highlights                                                          69

Notes to Financial Statements                                                 81

Report of Independent Registered Certified Public Accounting Firm             95

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                             96

Management's Discussion and Analysis                                           97

Disclosure of Fund Expenses                                                    99

Statement of Assets and Liabilities                                           100

Statement of Operations                                                       101

Statements of Changes in Net Assets                                           102

Financial Highlights                                                          103

Notes to Financial Statements                                                 104

Report of Independent Registered Certified Public Accounting Firm             107

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

Performance Charts                                                            108

Disclosure of Fund Expenses                                                   114

Disclosure of Portfolio Holdings                                              117

Schedules of Investments/Summary Schedules of Portfolio Holdings              122
     The U.S. Large Company Series                                            122
     The Enhanced U.S. Large Company Series                                   127
     The U.S. Large Cap Value Series                                          129
     The U.S. Small XM Value Series                                           132
     The U.S. Small Cap Value Series                                          137
     The U.S. Small Cap Series                                                150
     The U.S. Micro Cap Series                                                177
     The DFA International Value Series                                       200
     The Japanese Small Company Series                                        206
     The Pacific Rim Small Company Series                                     217
     The United Kingdom Small Company Series                                  220
     The Continental Small Company Series                                     226
     The Emerging Markets Series                                              231
     The Emerging Markets Small Cap Series                                    235
     The DFA One-Year Fixed Income Series                                     239
     The DFA Two-Year Global Fixed Income Series                              241

Statements of Assets and Liabilities                                          243

Statements of Operations                                                      245

Statements of Changes in Net Assets                                           249

Financial Highlights                                                          253

Notes to Financial Statements                                                 261

Report of Independent Registered Certified Public Accounting Firm             271

Fund Management                                                               272

Voting Proxies on Fund Portfolio Securities                                   278

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               U.S. LARGE
                                            COMPANY PORTFOLIO       S&P 500 INDEX
11/30/94                                       $     10,000         $     10,000
12/31/94                                       $     10,149         $     10,146
1/31/95                                        $     10,408         $     10,410
2/28/95                                        $     10,814         $     10,814
3/31/95                                        $     11,126         $     11,134
4/30/95                                        $     11,444         $     11,458
5/31/95                                        $     11,904         $     11,910
6/30/95                                        $     12,181         $     12,190
7/31/95                                        $     12,583         $     12,596
8/31/95                                        $     12,605         $     12,630
9/30/95                                        $     13,144         $     13,159
10/31/95                                       $     13,091         $     13,113
11/30/95                                       $     13,654         $     13,690
12/31/95                                       $     13,912         $     13,944
1/31/96                                        $     14,389         $     14,423
2/29/96                                        $     14,510         $     14,562
3/31/96                                        $     14,652         $     14,702
4/30/96                                        $     14,865         $     14,918
5/31/96                                        $     15,236         $     15,302
6/30/96                                        $     15,297         $     15,365
7/31/96                                        $     14,616         $     14,681
8/31/96                                        $     14,929         $     14,993
9/30/96                                        $     15,759         $     15,835
10/31/96                                       $     16,188         $     16,269
11/30/96                                       $     17,405         $     17,504
12/31/96                                       $     17,059         $     17,161
1/31/97                                        $     18,122         $     18,227
2/28/97                                        $     18,261         $     18,374
3/31/97                                        $     17,507         $     17,610
4/30/97                                        $     18,551         $     18,661
5/31/97                                        $     19,671         $     19,807
6/30/97                                        $     20,548         $     20,690
7/31/97                                        $     22,182         $     22,333
8/31/97                                        $     20,946         $     21,092
9/30/97                                        $     22,088         $     22,247
10/31/97                                       $     21,350         $     21,504
11/30/97                                       $     22,322         $     22,500
12/31/97                                       $     22,701         $     22,887
1/31/98                                        $     22,962         $     23,141
2/28/98                                        $     24,613         $     24,809
3/31/98                                        $     25,861         $     26,080
4/30/98                                        $     26,122         $     26,343
5/31/98                                        $     25,670         $     25,890
6/30/98                                        $     26,710         $     26,941
7/31/98                                        $     26,424         $     26,656
8/31/98                                        $     22,619         $     22,801
9/30/98                                        $     24,058         $     24,263
10/31/98                                       $     25,994         $     26,235
11/30/98                                       $     27,580         $     27,825
12/31/98                                       $     29,210         $     29,428
1/31/99                                        $     30,399         $     30,658
2/28/99                                        $     29,450         $     29,704
3/31/99                                        $     30,625         $     30,893
4/30/99                                        $     31,792         $     32,088
5/31/99                                        $     31,042         $     31,331
6/30/99                                        $     32,755         $     33,070
7/31/99                                        $     31,727         $     32,038
8/31/99                                        $     31,565         $     31,878
9/30/99                                        $     30,697         $     31,004
10/31/99                                       $     32,643         $     32,967
11/30/99                                       $     33,299         $     33,636
12/31/99                                       $     35,281         $     35,617
1/31/2000                                      $     33,506         $     33,829
2/29/2000                                      $     32,869         $     33,190
3/31/2000                                      $     36,068         $     36,436
4/30/2000                                      $     34,960         $     35,339
5/31/2000                                      $     34,240         $     34,615
6/30/2000                                      $     35,024         $     35,466
7/31/2000                                      $     34,523         $     34,913
8/31/2000                                      $     36,667         $     37,081
9/30/2000                                      $     34,731         $     35,123
10/31/2000                                     $     34,575         $     34,976
11/30/2000                                     $     31,857         $     32,220
12/31/2000                                     $     32,017         $     32,377
1/31/2001                                      $     33,150         $     33,527
2/28/2001                                      $     30,127         $     30,469
3/31/2001                                      $     28,214         $     28,537
4/30/2001                                      $     30,397         $     30,755
5/31/2001                                      $     30,580         $     30,961
6/30/2001                                      $     29,834         $     30,209
7/31/2001                                      $     29,544         $     29,912
8/31/2001                                      $     27,686         $     28,040
9/30/2001                                      $     25,443         $     25,774
10/31/2001                                     $     25,927         $     26,267
11/30/2001                                     $     27,910         $     28,281
12/31/2001                                     $     28,153         $     28,530
1/31/2002                                      $     27,734         $     28,114
2/28/2002                                      $     27,198         $     27,571
3/31/2002                                      $     28,207         $     28,608
4/30/2002                                      $     26,498         $     26,874
5/31/2002                                      $     26,305         $     26,675
6/30/2002                                      $     24,421         $     24,776
7/31/2002                                      $     22,521         $     22,843
8/31/2002                                      $     22,663         $     22,994
9/30/2002                                      $     20,200         $     20,495
10/31/2002                                     $     21,973         $     22,298
11/30/2002                                     $     23,265         $     23,612
12/31/2002                                     $     21,895         $     22,223
1/31/2003                                      $     21,317         $     21,641
2/28/2003                                      $     20,995         $     21,316
3/31/2003                                      $     21,199         $     21,523
4/30/2003                                      $     22,945         $     23,297
5/31/2003                                      $     24,155         $     24,524
6/30/2003                                      $     24,452         $     24,838
7/31/2003                                      $     24,880         $     25,275
8/31/2003                                      $     25,367         $     25,768
9/30/2003                                      $     25,093         $     25,495
10/31/2003                                     $     26,509         $     26,938
11/30/2003                                     $     26,732         $     27,175
12/31/2003                                     $     28,133         $     28,599
1/31/2004                                      $     28,642         $     29,125
2/29/2004                                      $     29,038         $     29,530
3/31/2004                                      $     28,605         $     29,084
4/30/2004                                      $     28,146         $     28,628
5/31/2004                                      $     28,527         $     29,020
6/30/2004                                      $     29,076         $     29,584
7/31/2004                                      $     28,113         $     28,605
8/31/2004                                      $     28,226         $     28,720
9/30/2004                                      $     28,528         $     29,032
10/31/2004                                     $     28,955         $     29,475
11/30/2004                                     $     30,122         $     30,668

AVERAGE ANNUAL      ONE        FIVE      TEN
TOTAL RETURN        YEAR       YEARS    YEARS
---------------------------------------------
                   12.68%     -1.99%    11.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                            ENHANCED U.S. LARGE
                                             COMPANY PORTFOLIO     S&P 500 INDEX
7/2/96                                         $     10,000         $     10,000
7/31/96                                        $      9,850         $      9,500
8/31/96                                        $     10,050         $      9,702
9/30/96                                        $     10,640         $     10,247
10/31/96                                       $     11,000         $     10,528
11/30/96                                       $     11,830         $     11,327
12/31/96                                       $     11,533         $     11,105
1/31/97                                        $     12,268         $     11,794
2/28/97                                        $     12,365         $     11,890
3/31/97                                        $     11,767         $     11,395
4/30/97                                        $     12,506         $     12,076
5/31/97                                        $     13,322         $     12,817
6/30/97                                        $     13,893         $     13,389
7/31/97                                        $     15,013         $     14,452
8/31/97                                        $     14,190         $     13,648
9/30/97                                        $     14,928         $     14,396
10/31/97                                       $     14,509         $     13,915
11/30/97                                       $     15,050         $     14,560
12/31/97                                       $     15,307         $     14,810
1/31/98                                        $     15,574         $     14,974
2/28/98                                        $     16,628         $     16,054
3/31/98                                        $     17,469         $     16,876
4/30/98                                        $     17,662         $     17,046
5/31/98                                        $     17,303         $     16,753
6/30/98                                        $     18,037         $     17,433
7/31/98                                        $     17,804         $     17,249
8/31/98                                        $     15,208         $     14,754
9/30/98                                        $     16,271         $     15,700
10/31/98                                       $     17,615         $     16,977
11/30/98                                       $     18,619         $     18,005
12/31/98                                       $     19,830         $     19,043
1/31/99                                        $     20,551         $     19,839
2/28/99                                        $     19,873         $     19,222
3/31/99                                        $     20,710         $     19,990
4/30/99                                        $     21,493         $     20,764
5/31/99                                        $     20,899         $     20,274
6/30/99                                        $     22,114         $     21,399
7/31/99                                        $     21,357         $     20,732
8/31/99                                        $     21,240         $     20,628
9/30/99                                        $     20,728         $     20,063
10/31/99                                       $     22,046         $     21,333
11/30/99                                       $     22,401         $     21,766
12/31/99                                       $     23,672         $     23,048
1/31/2000                                      $     22,424         $     21,891
2/29/2000                                      $     22,079         $     21,477
3/31/2000                                      $     24,196         $     23,577
4/30/2000                                      $     23,429         $     22,868
5/31/2000                                      $     22,888         $     22,399
6/30/2000                                      $     23,396         $     22,950
7/31/2000                                      $     23,043         $     22,592
8/31/2000                                      $     24,510         $     23,995
9/30/2000                                      $     23,219         $     22,728
10/31/2000                                     $     23,112         $     22,633
11/30/2000                                     $     21,321         $     20,849
12/31/2000                                     $     21,387         $     20,951
1/31/2001                                      $     22,144         $     21,695
2/28/2001                                      $     20,116         $     19,716
3/31/2001                                      $     18,814         $     18,466
4/30/2001                                      $     20,259         $     19,901
5/31/2001                                      $     20,383         $     20,035
6/30/2001                                      $     19,842         $     19,548
7/31/2001                                      $     19,696         $     19,356
8/31/2001                                      $     18,486         $     18,145
9/30/2001                                      $     17,094         $     16,678
10/31/2001                                     $     17,474         $     16,997
11/30/2001                                     $     18,781         $     18,301
12/31/2001                                     $     18,950         $     18,462
1/31/2002                                      $     18,675         $     18,192
2/28/2002                                      $     18,337         $     17,841
3/31/2002                                      $     18,913         $     18,512
4/30/2002                                      $     17,852         $     17,390
5/31/2002                                      $     17,747         $     17,261
6/30/2002                                      $     16,542         $     16,032
7/31/2002                                      $     15,347         $     14,782
8/31/2002                                      $     15,475         $     14,879
9/30/2002                                      $     13,806         $     13,262
10/31/2002                                     $     15,050         $     14,429
11/30/2002                                     $     15,887         $     15,279
12/31/2002                                     $     15,007         $     14,381
1/31/2003                                      $     14,618         $     14,004
2/28/2003                                      $     14,424         $     13,794
3/31/2003                                      $     14,554         $     13,928
4/30/2003                                      $     15,766         $     15,075
5/31/2003                                      $     16,632         $     15,870
6/30/2003                                      $     16,828         $     16,073
7/31/2003                                      $     17,045         $     16,356
8/31/2003                                      $     17,371         $     16,675
9/30/2003                                      $     17,261         $     16,498
10/31/2003                                     $     18,175         $     17,432
11/30/2003                                     $     18,328         $     17,585
12/31/2003                                     $     19,334         $     18,506
1/31/2004                                      $     19,683         $     18,847
2/29/2004                                      $     19,989         $     19,109
3/31/2004                                      $     19,707         $     18,820
4/30/2004                                      $     19,269         $     18,525
5/31/2004                                      $     19,510         $     18,779
6/30/2004                                      $     19,855         $     19,144
7/31/2004                                      $     19,219         $     18,510
8/31/2004                                      $     19,351         $     18,585
9/30/2004                                      $     19,544         $     18,786
10/31/2004                                     $     19,852         $     19,073
11/30/2004                                     $     20,578         $     19,845

AVERAGE ANNUAL      ONE     FIVE        FROM
TOTAL RETURN        YEAR    YEARS     7/2/1996
----------------------------------------------
                   12.28%   -1.68%      8.96%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                              U.S. LARGE CAP        RUSSELL 1000
                                              VALUE PORTFOLIO       VALUE INDEX
11/30/94                                       $     10,000         $     10,000
12/31/94                                       $     10,111         $     10,115
1/31/95                                        $     10,344         $     10,427
2/28/95                                        $     10,930         $     10,838
3/31/95                                        $     11,102         $     11,076
4/30/95                                        $     11,498         $     11,426
5/31/95                                        $     12,097         $     11,907
6/30/95                                        $     12,362         $     12,069
7/31/95                                        $     12,903         $     12,489
8/31/95                                        $     13,281         $     12,665
9/30/95                                        $     13,741         $     13,123
10/31/95                                       $     13,176         $     12,993
11/30/95                                       $     13,898         $     13,652
12/31/95                                       $     13,990         $     13,995
1/31/96                                        $     14,389         $     14,431
2/29/96                                        $     14,599         $     14,541
3/31/96                                        $     15,102         $     14,788
4/30/96                                        $     15,355         $     14,844
5/31/96                                        $     15,607         $     15,030
6/30/96                                        $     15,149         $     15,042
7/31/96                                        $     14,472         $     14,473
8/31/96                                        $     15,054         $     14,887
9/30/96                                        $     15,346         $     15,480
10/31/96                                       $     15,845         $     16,079
11/30/96                                       $     16,992         $     17,245
12/31/96                                       $     16,818         $     17,024
1/31/97                                        $     17,421         $     17,850
2/28/97                                        $     17,760         $     18,112
3/31/97                                        $     16,947         $     17,460
4/30/97                                        $     17,506         $     18,193
5/31/97                                        $     18,856         $     19,210
6/30/97                                        $     19,435         $     20,034
7/31/97                                        $     21,384         $     21,541
8/31/97                                        $     21,065         $     20,774
9/30/97                                        $     22,173         $     22,029
10/31/97                                       $     21,036         $     21,414
11/30/97                                       $     21,257         $     22,361
12/31/97                                       $     21,550         $     23,014
1/31/98                                        $     21,830         $     22,689
2/28/98                                        $     23,738         $     24,216
3/31/98                                        $     25,060         $     25,698
4/30/98                                        $     25,201         $     25,871
5/31/98                                        $     24,979         $     25,488
6/30/98                                        $     24,919         $     25,814
7/31/98                                        $     24,054         $     25,360
8/31/98                                        $     19,667         $     21,586
9/30/98                                        $     20,664         $     22,825
10/31/98                                       $     22,356         $     24,594
11/30/98                                       $     23,742         $     25,740
12/31/98                                       $     24,132         $     26,615
1/31/99                                        $     24,595         $     26,828
2/28/99                                        $     23,961         $     26,450
3/31/99                                        $     24,737         $     26,997
4/30/99                                        $     27,369         $     29,519
5/31/99                                        $     27,333         $     29,194
6/30/99                                        $     27,795         $     30,041
7/31/99                                        $     26,639         $     29,161
8/31/99                                        $     25,680         $     28,079
9/30/99                                        $     24,296         $     27,099
10/31/99                                       $     25,222         $     28,660
11/30/99                                       $     24,813         $     28,436
12/31/99                                       $     25,289         $     28,573
1/31/2000                                      $     23,506         $     27,641
2/29/2000                                      $     21,396         $     25,588
3/31/2000                                      $     24,421         $     28,709
4/30/2000                                      $     25,151         $     28,376
5/31/2000                                      $     25,096         $     28,674
6/30/2000                                      $     23,349         $     27,364
7/31/2000                                      $     24,372         $     27,706
8/31/2000                                      $     25,795         $     29,246
9/30/2000                                      $     25,380         $     29,515
10/31/2000                                     $     26,380         $     30,241
11/30/2000                                     $     25,517         $     29,119
12/31/2000                                     $     27,872         $     30,578
1/31/2001                                      $     29,241         $     30,694
2/28/2001                                      $     29,223         $     29,841
3/31/2001                                      $     28,320         $     28,788
4/30/2001                                      $     30,008         $     30,198
5/31/2001                                      $     30,869         $     30,878
6/30/2001                                      $     30,505         $     30,192
7/31/2001                                      $     30,456         $     30,129
8/31/2001                                      $     29,110         $     28,921
9/30/2001                                      $     25,867         $     26,885
10/31/2001                                     $     25,852         $     26,654
11/30/2001                                     $     28,284         $     28,202
12/31/2001                                     $     28,946         $     28,868
1/31/2002                                      $     29,247         $     28,645
2/28/2002                                      $     29,622         $     28,691
3/31/2002                                      $     30,854         $     30,048
4/30/2002                                      $     30,573         $     29,018
5/31/2002                                      $     30,763         $     29,163
6/30/2002                                      $     28,892         $     27,489
7/31/2002                                      $     25,685         $     24,932
8/31/2002                                      $     26,101         $     25,119
9/30/2002                                      $     23,196         $     22,326
10/31/2002                                     $     24,106         $     23,980
11/30/2002                                     $     25,810         $     25,491
12/31/2002                                     $     24,636         $     24,385
1/31/2003                                      $     24,064         $     23,795
2/28/2003                                      $     23,359         $     23,159
3/31/2003                                      $     23,249         $     23,199
4/30/2003                                      $     25,388         $     25,240
5/31/2003                                      $     27,087         $     26,871
6/30/2003                                      $     27,379         $     27,207
7/31/2003                                      $     28,069         $     27,612
8/31/2003                                      $     29,065         $     28,043
9/30/2003                                      $     28,426         $     27,768
10/31/2003                                     $     30,328         $     29,467
11/30/2003                                     $     31,000         $     29,868
12/31/2003                                     $     33,117         $     31,708
1/31/2004                                      $     33,677         $     32,266
2/29/2004                                      $     34,545         $     32,957
3/31/2004                                      $     34,406         $     32,667
4/30/2004                                      $     33,826         $     31,870
5/31/2004                                      $     34,020         $     32,195
6/30/2004                                      $     35,035         $     32,954
7/31/2004                                      $     33,891         $     32,490
8/31/2004                                      $     33,891         $     32,951
9/30/2004                                      $     34,936         $     33,462
10/31/2004                                     $     35,344         $     34,017
11/30/2004                                     $     37,658         $     35,739

AVERAGE ANNUAL       ONE        FIVE      TEN
TOTAL RETURN         YEAR       YEARS    YEARS
----------------------------------------------
                    21.48%      8.69%    14.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL XM VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 23, 2000-NOVEMBER 30, 2004

GROWTH OF $10,000

                       U.S. SMALL XM      RUSSELL 2000
                       VALUE PORTFOLIO    VALUE INDEX
2/23/2000                $   10,000        $   10,000
2/29/2000                $   10,040        $   10,376
3/31/2000                $   11,020        $   10,424
4/30/2000                $   11,130        $   10,486
5/31/2000                $   10,980        $   10,325
6/30/2000                $   10,710        $   10,627
7/31/2000                $   10,980        $   10,981
8/31/2000                $   11,579        $   11,472
9/30/2000                $   11,419        $   11,406
10/31/2000               $   11,440        $   11,365
11/30/2000               $   11,060        $   11,133
12/31/2000               $   12,375        $   12,329
1/31/2001                $   13,152        $   12,669
2/28/2001                $   13,131        $   12,652
3/31/2001                $   12,648        $   12,449
4/30/2001                $   13,499        $   13,026
5/31/2001                $   13,982        $   13,360
6/30/2001                $   14,455        $   13,897
7/31/2001                $   14,465        $   13,586
8/31/2001                $   14,329        $   13,539
9/30/2001                $   12,176        $   12,044
10/31/2001               $   12,532        $   12,358
11/30/2001               $   13,688        $   13,247
12/31/2001               $   14,593        $   14,057
1/31/2002                $   14,794        $   14,244
2/28/2002                $   15,119        $   14,331
3/31/2002                $   16,421        $   15,405
4/30/2002                $   16,881        $   15,947
5/31/2002                $   16,342        $   15,419
6/30/2002                $   15,736        $   15,078
7/31/2002                $   13,425        $   12,838
8/31/2002                $   13,425        $   12,781
9/30/2002                $   12,235        $   11,869
10/31/2002               $   12,550        $   12,047
11/30/2002               $   13,930        $   13,008
12/31/2002               $   13,182        $   12,453
1/31/2003                $   12,570        $   12,101
2/28/2003                $   12,035        $   11,695
3/31/2003                $   11,996        $   11,820
4/30/2003                $   13,423        $   12,943
5/31/2003                $   14,952        $   14,264
6/30/2003                $   15,194        $   14,505
7/31/2003                $   16,072        $   15,229
8/31/2003                $   17,117        $   15,808
9/30/2003                $   16,887        $   15,626
10/31/2003               $   18,517        $   16,900
11/30/2003               $   19,281        $   17,549
12/31/2003               $   20,308        $   18,184
1/31/2004                $   21,240        $   18,813
2/29/2004                $   21,570        $   19,178
3/31/2004                $   21,756        $   19,443
4/30/2004                $   21,025        $   18,438
5/31/2004                $   21,341        $   18,661
6/30/2004                $   22,553        $   19,609
7/31/2004                $   21,462        $   18,707
8/31/2004                $   21,319        $   18,890
9/30/2004                $   22,287        $   19,638
10/31/2004               $   22,488        $   19,942
11/30/2004               $   24,557        $   21,711

AVERAGE ANNUAL    ONE       FROM
TOTAL RETURN      YEAR    2/23/2000
-----------------------------------
                  27.36%    20.73%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            U.S. SMALL CAP        RUSSELL 2000
                           VALUE PORTFOLIO        VALUE INDEX
11/30/94                    $      10,000         $     10,000
12/31/94                    $      10,104         $     10,300
1/31/95                     $      10,203         $     10,251
2/28/95                     $      10,563         $     10,630
3/31/95                     $      10,689         $     10,682
4/30/95                     $      11,067         $     10,999
5/31/95                     $      11,373         $     11,235
6/30/95                     $      11,823         $     11,619
7/31/95                     $      12,462         $     12,043
8/31/95                     $      12,858         $     12,401
9/30/95                     $      13,020         $     12,585
10/31/95                    $      12,381         $     12,083
11/30/95                    $      12,841         $     12,563
12/31/95                    $      13,063         $     12,952
1/31/96                     $      13,018         $     13,038
2/29/96                     $      13,303         $     13,242
3/31/96                     $      13,670         $     13,521
4/30/96                     $      14,378         $     13,890
5/31/96                     $      14,939         $     14,241
6/30/96                     $      14,626         $     14,073
7/31/96                     $      13,717         $     13,324
8/31/96                     $      14,342         $     13,903
9/30/96                     $      14,820         $     14,282
10/31/96                    $      14,929         $     14,448
11/30/96                    $      15,637         $     15,225
12/31/96                    $      15,979         $     15,720
1/31/97                     $      16,385         $     15,962
2/28/97                     $      16,385         $     16,114
3/31/97                     $      15,951         $     15,682
4/30/97                     $      15,886         $     15,912
5/31/97                     $      17,389         $     17,179
6/30/97                     $      18,475         $     18,048
7/31/97                     $      19,580         $     18,806
8/31/97                     $      20,269         $     19,105
9/30/97                     $      21,828         $     20,376
10/31/97                    $      21,053         $     19,822
11/30/97                    $      20,874         $     20,040
12/31/97                    $      20,893         $     20,719
1/31/98                     $      20,636         $     20,344
2/28/98                     $      22,192         $     21,575
3/31/98                     $      23,095         $     22,451
4/30/98                     $      23,541         $     22,561
5/31/98                     $      22,639         $     21,762
6/30/98                     $      22,193         $     21,638
7/31/98                     $      20,558         $     19,944
8/31/98                     $      16,769         $     16,821
9/30/98                     $      17,245         $     17,771
10/31/98                    $      17,980         $     18,299
11/30/98                    $      18,933         $     18,795
12/31/98                    $      19,372         $     19,385
1/31/99                     $      19,674         $     18,945
2/28/99                     $      18,053         $     17,651
3/31/99                     $      17,706         $     17,506
4/30/99                     $      19,597         $     19,104
5/31/99                     $      20,517         $     19,691
6/30/99                     $      21,770         $     20,404
7/31/99                     $      21,672         $     19,920
8/31/99                     $      21,078         $     19,191
9/30/99                     $      20,516         $     18,807
10/31/99                    $      19,814         $     18,431
11/30/99                    $      20,711         $     18,527
12/31/99                    $      21,898         $     19,096
1/31/2000                   $      21,734         $     18,597
2/29/2000                   $      23,751         $     19,734
3/31/2000                   $      23,822         $     19,826
4/30/2000                   $      22,986         $     19,943
5/31/2000                   $      22,030         $     19,638
6/30/2000                   $      23,127         $     20,212
7/31/2000                   $      23,104         $     20,885
8/31/2000                   $      24,813         $     21,818
9/30/2000                   $      24,354         $     21,694
10/31/2000                  $      23,434         $     21,616
11/30/2000                  $      22,159         $     21,175
12/31/2000                  $      23,872         $     23,449
1/31/2001                   $      26,333         $     24,096
2/28/2001                   $      25,827         $     24,062
3/31/2001                   $      25,192         $     23,677
4/30/2001                   $      26,734         $     24,774
5/31/2001                   $      28,381         $     25,410
6/30/2001                   $      29,442         $     26,432
7/31/2001                   $      28,962         $     25,840
8/31/2001                   $      28,574         $     25,749
9/30/2001                   $      24,414         $     22,907
10/31/2001                  $      25,373         $     23,505
11/30/2001                  $      27,355         $     25,194
12/31/2001                  $      29,275         $     26,736
1/31/2002                   $      29,726         $     27,092
2/28/2002                   $      29,678         $     27,257
3/31/2002                   $      32,605         $     29,299
4/30/2002                   $      34,082         $     30,330
5/31/2002                   $      33,008         $     29,326
6/30/2002                   $      32,325         $     28,678
7/31/2002                   $      27,282         $     24,417
8/31/2002                   $      26,941         $     24,309
9/30/2002                   $      24,980         $     22,573
10/31/2002                  $      25,384         $     22,912
11/30/2002                  $      27,547         $     24,740
12/31/2002                  $      26,561         $     23,684
1/31/2003                   $      25,645         $     23,016
2/28/2003                   $      24,591         $     22,243
3/31/2003                   $      24,539         $     22,481
4/30/2003                   $      27,130         $     24,616
5/31/2003                   $      30,310         $     27,130
6/30/2003                   $      31,416         $     27,588
7/31/2003                   $      33,628         $     28,965
8/31/2003                   $      35,357         $     30,066
9/30/2003                   $      35,081         $     29,720
10/31/2003                  $      38,589         $     32,142
11/30/2003                  $      40,196         $     33,376
12/31/2003                  $      42,339         $     34,584
1/31/2004                   $      44,409         $     35,781
2/29/2004                   $      45,038         $     36,475
3/31/2004                   $      45,463         $     36,979
4/30/2004                   $      44,021         $     35,067
5/31/2004                   $      44,188         $     35,491
6/30/2004                   $      47,145         $     37,294
7/31/2004                   $      44,631         $     35,579
8/31/2004                   $      43,965         $     35,927
9/30/2004                   $      46,132         $     37,350
10/31/2004                  $      46,576         $     37,929
11/30/2004                  $      51,235         $     41,293

AVERAGE ANNUAL      ONE       FIVE        TEN
TOTAL RETURN        YEAR      YEARS      YEARS
----------------------------------------------
                   27.46%     19.86%     17.75%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            U.S. SMALL           RUSSELL 2000
                          CAP PORTFOLIO              INDEX
11/30/94                    $  10,000             $  10,000
12/31/94                    $  10,127             $  10,268
1/31/95                     $  10,187             $  10,139
2/28/95                     $  10,523             $  10,560
3/31/95                     $  10,721             $  10,741
4/30/95                     $  11,067             $  10,979
5/31/95                     $  11,294             $  11,168
6/30/95                     $  11,866             $  11,748
7/31/95                     $  12,597             $  12,425
8/31/95                     $  12,953             $  12,682
9/30/95                     $  13,190             $  12,909
10/31/95                    $  12,508             $  12,332
11/30/95                    $  12,876             $  12,850
12/31/95                    $  13,183             $  13,189
1/31/96                     $  13,215             $  13,174
2/29/96                     $  13,656             $  13,585
3/31/96                     $  13,951             $  13,867
4/30/96                     $  14,878             $  14,609
5/31/96                     $  15,645             $  15,184
6/30/96                     $  14,930             $  14,560
7/31/96                     $  13,688             $  13,289
8/31/96                     $  14,488             $  14,061
9/30/96                     $  14,940             $  14,611
10/31/96                    $  14,718             $  14,386
11/30/96                    $  15,287             $  14,979
12/31/96                    $  15,513             $  15,371
1/31/97                     $  16,026             $  15,678
2/28/97                     $  15,683             $  15,299
3/31/97                     $  14,942             $  14,577
4/30/97                     $  14,770             $  14,618
5/31/97                     $  16,448             $  16,245
6/30/97                     $  17,293             $  16,942
7/31/97                     $  18,320             $  17,729
8/31/97                     $  18,994             $  18,135
9/30/97                     $  20,455             $  19,463
10/31/97                    $  19,565             $  18,608
11/30/97                    $  19,268             $  18,487
12/31/97                    $  19,272             $  18,811
1/31/98                     $  19,042             $  18,514
2/28/98                     $  20,438             $  19,882
3/31/98                     $  21,288             $  20,701
4/30/98                     $  21,580             $  20,815
5/31/98                     $  20,449             $  19,693
6/30/98                     $  20,169             $  19,734
7/31/98                     $  18,620             $  18,136
8/31/98                     $  14,786             $  14,614
9/30/98                     $  15,713             $  15,758
10/31/98                    $  16,398             $  16,401
11/30/98                    $  17,477             $  17,260
12/31/98                    $  18,204             $  18,329
1/31/99                     $  18,499             $  18,573
2/28/99                     $  16,923             $  17,068
3/31/99                     $  16,768             $  17,335
4/30/99                     $  18,288             $  18,888
5/31/99                     $  19,007             $  19,163
6/30/99                     $  20,119             $  20,030
7/31/99                     $  19,950             $  19,481
8/31/99                     $  19,415             $  18,760
9/30/99                     $  19,316             $  18,764
10/31/99                    $  19,090             $  18,841
11/30/99                    $  20,667             $  19,966
12/31/99                    $  22,831             $  22,226
1/31/2000                   $  22,801             $  21,868
2/29/2000                   $  26,611             $  25,478
3/31/2000                   $  25,459             $  23,799
4/30/2000                   $  23,461             $  22,366
5/31/2000                   $  22,217             $  21,062
6/30/2000                   $  24,492             $  22,899
7/31/2000                   $  23,816             $  22,162
8/31/2000                   $  25,767             $  23,853
9/30/2000                   $  25,259             $  23,151
10/31/2000                  $  24,138             $  22,119
11/30/2000                  $  21,924             $  19,847
12/31/2000                  $  23,391             $  21,552
1/31/2001                   $  25,428             $  22,675
2/28/2001                   $  23,732             $  21,188
3/31/2001                   $  22,652             $  20,151
4/30/2001                   $  24,417             $  21,727
5/31/2001                   $  25,565             $  22,262
6/30/2001                   $  26,848             $  23,030
7/31/2001                   $  25,839             $  21,784
8/31/2001                   $  25,069             $  21,080
9/30/2001                   $  21,506             $  18,243
10/31/2001                  $  22,928             $  19,310
11/30/2001                  $  24,709             $  20,805
12/31/2001                  $  26,358             $  22,088
1/31/2002                   $  26,170             $  21,859
2/28/2002                   $  25,474             $  21,260
3/31/2002                   $  27,642             $  22,969
4/30/2002                   $  27,717             $  23,178
5/31/2002                   $  26,550             $  22,149
6/30/2002                   $  25,193             $  21,050
7/31/2002                   $  21,575             $  17,872
8/31/2002                   $  21,595             $  17,825
9/30/2002                   $  19,956             $  16,545
10/31/2002                  $  20,710             $  17,077
11/30/2002                  $  22,557             $  18,600
12/31/2002                  $  21,317             $  17,564
1/31/2003                   $  20,743             $  17,077
2/28/2003                   $  20,075             $  16,561
3/31/2003                   $  20,266             $  16,775
4/30/2003                   $  22,309             $  18,365
5/31/2003                   $  24,812             $  20,336
6/30/2003                   $  25,480             $  20,704
7/31/2003                   $  27,085             $  22,000
8/31/2003                   $  28,442             $  23,008
9/30/2003                   $  28,004             $  22,582
10/31/2003                  $  30,449             $  24,479
11/30/2003                  $  31,557             $  25,348
12/31/2003                  $  32,295             $  25,863
1/31/2004                   $  33,734             $  26,985
2/29/2004                   $  34,021             $  27,228
3/31/2004                   $  34,194             $  27,481
4/30/2004                   $  32,793             $  26,080
5/31/2004                   $  33,139             $  26,494
6/30/2004                   $  34,587             $  27,610
7/31/2004                   $  32,108             $  25,752
8/31/2004                   $  31,647             $  25,620
9/30/2004                   $  33,195             $  26,822
10/31/2004                  $  33,829             $  27,350
11/30/2004                  $  36,791             $  29,721

AVERAGE ANNUAL      ONE     FIVE       TEN
TOTAL RETURN        YEAR    YEARS     YEARS
--------------------------------------------
                   16.59%   12.22%    13.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                         U.S. MICRO
                        CAP PORTFOLIO   CRSP 9-10 INDEX   RUSSELL 2000 INDEX
11/30/94                  $  10,000       $  10,000           $  10,000
12/31/94                  $  10,002       $   9,889           $  10,268
1/31/95                   $  10,285       $  10,170           $  10,139
2/28/95                   $  10,544       $  10,503           $  10,560
3/31/95                   $  10,697       $  10,696           $  10,741
4/30/95                   $  11,074       $  10,990           $  10,979
5/31/95                   $  11,404       $  11,230           $  11,168
6/30/95                   $  12,051       $  11,919           $  11,748
7/31/95                   $  12,829       $  12,670           $  12,425
8/31/95                   $  13,288       $  13,193           $  12,682
9/30/95                   $  13,547       $  13,510           $  12,909
10/31/95                  $  12,887       $  12,807           $  12,332
11/30/95                  $  13,135       $  13,015           $  12,850
12/31/95                  $  13,449       $  13,183           $  13,189
1/31/96                   $  13,486       $  13,383           $  13,174
2/29/96                   $  13,984       $  13,795           $  13,585
3/31/96                   $  14,303       $  14,185           $  13,867
4/30/96                   $  15,516       $  15,396           $  14,609
5/31/96                   $  16,678       $  16,495           $  15,184
6/30/96                   $  15,707       $  15,515           $  14,560
7/31/96                   $  14,226       $  14,165           $  13,289
8/31/96                   $  14,903       $  14,866           $  14,061
9/30/96                   $  15,337       $  15,372           $  14,611
10/31/96                  $  15,068       $  15,038           $  14,386
11/30/96                  $  15,502       $  15,390           $  14,979
12/31/96                  $  15,819       $  15,695           $  15,371
1/31/97                   $  16,483       $  16,541           $  15,678
2/28/97                   $  16,144       $  16,263           $  15,299
3/31/97                   $  15,353       $  15,342           $  14,577
4/30/97                   $  14,929       $  14,712           $  14,618
5/31/97                   $  16,455       $  16,333           $  16,245
6/30/97                   $  17,274       $  17,171           $  16,942
7/31/97                   $  18,319       $  18,146           $  17,729
8/31/97                   $  19,251       $  18,966           $  18,135
9/30/97                   $  20,876       $  20,766           $  19,463
10/31/97                  $  20,070       $  20,170           $  18,608
11/30/97                  $  19,759       $  19,771           $  18,487
12/31/97                  $  19,421       $  19,474           $  18,811
1/31/98                   $  19,307       $  19,434           $  18,514
2/28/98                   $  20,560       $  20,677           $  19,882
3/31/98                   $  21,549       $  21,728           $  20,701
4/30/98                   $  21,911       $  22,323           $  20,815
5/31/98                   $  20,822       $  21,133           $  19,693
6/30/98                   $  20,393       $  20,440           $  19,734
7/31/98                   $  19,025       $  19,181           $  18,136
8/31/98                   $  15,201       $  15,032           $  14,614
9/30/98                   $  15,762       $  15,567           $  15,758
10/31/98                  $  16,323       $  16,167           $  16,401
11/30/98                  $  17,560       $  17,533           $  17,260
12/31/98                  $  18,002       $  17,929           $  18,329
1/31/99                   $  18,505       $  18,940           $  18,573
2/28/99                   $  17,233       $  17,715           $  17,068
3/31/99                   $  16,580       $  17,229           $  17,335
4/30/99                   $  18,154       $  18,799           $  18,888
5/31/99                   $  18,856       $  19,416           $  19,163
6/30/99                   $  19,927       $  20,149           $  20,030
7/31/99                   $  20,111       $  20,500           $  19,481
8/31/99                   $  19,727       $  19,975           $  18,760
9/30/99                   $  19,291       $  19,674           $  18,764
10/31/99                  $  19,123       $  19,268           $  18,841
11/30/99                  $  20,980       $  21,295           $  19,966
12/31/99                  $  23,365       $  23,700           $  22,226
1/31/2000                 $  24,755       $  25,264           $  21,868
2/29/2000                 $  30,592       $  29,068           $  25,478
3/31/2000                 $  28,295       $  27,624           $  23,799
4/30/2000                 $  24,755       $  25,082           $  22,366
5/31/2000                 $  22,755       $  23,537           $  21,062
6/30/2000                 $  25,868       $  25,044           $  22,899
7/31/2000                 $  25,035       $  24,711           $  22,162
8/31/2000                 $  27,351       $  26,312           $  23,853
9/30/2000                 $  26,757       $  25,509           $  23,151
10/31/2000                $  24,868       $  23,522           $  22,119
11/30/2000                $  22,108       $  20,841           $  19,847
12/31/2000                $  22,526       $  20,532           $  21,552
1/31/2001                 $  25,634       $  25,809           $  22,675
2/28/2001                 $  23,835       $  23,115           $  21,188
3/31/2001                 $  22,691       $  21,693           $  20,151
4/30/2001                 $  24,349       $  23,034           $  21,727
5/31/2001                 $  26,687       $  25,344           $  22,262
6/30/2001                 $  27,645       $  25,965           $  23,030
7/31/2001                 $  26,943       $  25,266           $  21,784
8/31/2001                 $  26,148       $  24,496           $  21,080
9/30/2001                 $  22,806       $  21,399           $  18,243
10/31/2001                $  24,277       $  23,323           $  19,310
11/30/2001                $  25,913       $  25,471           $  20,805
12/31/2001                $  27,655       $  27,557           $  22,088
1/31/2002                 $  27,959       $  27,800           $  21,859
2/28/2002                 $  27,185       $  26,452           $  21,260
3/31/2002                 $  29,588       $  28,872           $  22,969
4/30/2002                 $  30,307       $  28,976           $  23,178
5/31/2002                 $  29,479       $  28,153           $  22,149
6/30/2002                 $  28,430       $  27,148           $  21,050
7/31/2002                 $  24,313       $  23,263           $  17,872
8/31/2002                 $  24,175       $  22,984           $  17,825
9/30/2002                 $  22,545       $  21,152           $  16,545
10/31/2002                $  23,125       $  22,055           $  17,077
11/30/2002                $  25,058       $  25,370           $  18,600
12/31/2002                $  23,983       $  23,670           $  17,564
1/31/2003                 $  23,448       $  23,528           $  17,077
2/28/2003                 $  22,773       $  22,877           $  16,561
3/31/2003                 $  23,026       $  23,254           $  16,775
4/30/2003                 $  25,162       $  25,775           $  18,365
5/31/2003                 $  28,086       $  29,582           $  20,336
6/30/2003                 $  29,322       $  31,170           $  20,704
7/31/2003                 $  31,486       $  33,729           $  22,000
8/31/2003                 $  32,975       $  35,409           $  23,008
9/30/2003                 $  33,005       $  36,105           $  22,582
10/31/2003                $  35,957       $  39,178           $  24,479
11/30/2003                $  37,503       $  40,857           $  25,348
12/31/2003                $  38,541       $  42,228           $  25,863
1/31/2004                 $  40,769       $  45,126           $  26,985
2/29/2004                 $  40,971       $  45,462           $  27,228
3/31/2004                 $  41,029       $  45,265           $  27,481
4/30/2004                 $  39,351       $  43,639           $  26,080
5/31/2004                 $  39,351       $  43,259           $  26,494
6/30/2004                 $  41,088       $  44,636           $  27,610
7/31/2004                 $  38,019       $  40,985           $  25,752
8/31/2004                 $  37,440       $  40,474           $  25,620
9/30/2004                 $  39,314       $  42,346           $  26,822
10/31/2004                $  40,038       $  43,103           $  27,350
11/30/2004                $  43,630       $  46,981           $  29,721

AVERAGE ANNUAL     ONE       FIVE       TEN
TOTAL RETURN       YEAR      YEARS     YEARS
---------------------------------------------
                   16.34%    15.77%    15.88%

- THE RUSSELL 2000 INDEX IS REPLACING THE CRSP 9-10 INDEX FOR COMPARISON
  PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago. Russell 2000 Index courtesy of Russell Analytic Services.

[CHART]

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
S&P 500 INDEX, WILSHIRE REIT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                          DFA REAL ESTATE
                        SECURITIES PORTFOLIO  S&P 500 INDEX  WILSHIRE REIT INDEX
11/30/94                    $  10,000           $  10,000         $  10,000
12/31/94                    $  10,788           $  10,146         $  10,862
1/31/95                     $  10,484           $  10,410         $  10,489
2/28/95                     $  10,658           $  10,814         $  10,660
3/31/95                     $  10,636           $  11,134         $  10,645
4/30/95                     $  10,582           $  11,458         $  10,573
5/31/95                     $  11,007           $  11,910         $  11,011
6/30/95                     $  11,236           $  12,190         $  11,232
7/31/95                     $  11,366           $  12,596         $  11,387
8/31/95                     $  11,442           $  12,630         $  11,492
9/30/95                     $  11,638           $  13,159         $  11,717
10/31/95                    $  11,268           $  13,113         $  11,357
11/30/95                    $  11,402           $  13,690         $  11,491
12/31/95                    $  12,090           $  13,944         $  12,191
1/31/96                     $  12,206           $  14,423         $  12,341
2/29/96                     $  12,357           $  14,562         $  12,515
3/31/96                     $  12,368           $  14,702         $  12,520
4/30/96                     $  12,357           $  14,918         $  12,491
5/31/96                     $  12,622           $  15,302         $  12,790
6/30/96                     $  12,853           $  15,365         $  13,033
7/31/96                     $  12,911           $  14,681         $  13,051
8/31/96                     $  13,373           $  14,993         $  13,577
9/30/96                     $  13,662           $  15,835         $  13,911
10/31/96                    $  13,997           $  16,269         $  14,280
11/30/96                    $  14,621           $  17,504         $  14,962
12/31/96                    $  16,181           $  17,161         $  16,707
1/31/97                     $  16,278           $  18,227         $  16,807
2/28/97                     $  16,218           $  18,374         $  16,748
3/31/97                     $  16,315           $  17,610         $  16,876
4/30/97                     $  15,793           $  18,661         $  16,258
5/31/97                     $  16,256           $  19,807         $  16,744
6/30/97                     $  17,119           $  20,690         $  17,665
7/31/97                     $  17,569           $  22,333         $  18,144
8/31/97                     $  17,485           $  21,092         $  18,040
9/30/97                     $  19,078           $  22,247         $  19,781
10/31/97                    $  18,544           $  21,504         $  19,150
11/30/97                    $  18,885           $  22,500         $  19,545
12/31/97                    $  19,316           $  22,887         $  19,992
1/31/98                     $  19,086           $  23,141         $  19,755
2/28/98                     $  18,767           $  24,809         $  19,352
3/31/98                     $  19,266           $  26,080         $  19,793
4/30/98                     $  18,652           $  26,343         $  19,114
5/31/98                     $  18,536           $  25,890         $  18,972
6/30/98                     $  18,549           $  26,941         $  18,969
7/31/98                     $  17,321           $  26,656         $  17,629
8/31/98                     $  15,736           $  22,801         $  15,974
9/30/98                     $  16,734           $  24,263         $  16,950
10/31/98                    $  16,376           $  26,235         $  16,623
11/30/98                    $  16,618           $  27,825         $  16,896
12/31/98                    $  16,346           $  29,428         $  16,593
1/31/99                     $  16,022           $  30,658         $  16,155
2/28/99                     $  15,915           $  29,704         $  15,916
3/31/99                     $  15,806           $  30,893         $  15,913
4/30/99                     $  17,302           $  32,088         $  17,447
5/31/99                     $  17,760           $  31,331         $  17,911
6/30/99                     $  17,463           $  33,070         $  17,594
7/31/99                     $  16,912           $  32,038         $  16,996
8/31/99                     $  16,763           $  31,878         $  16,873
9/30/99                     $  16,035           $  31,004         $  16,139
10/31/99                    $  15,711           $  32,967         $  15,800
11/30/99                    $  15,496           $  33,636         $  15,578
12/31/99                    $  16,021           $  35,617         $  16,166
1/31/2000                   $  16,121           $  33,829         $  16,268
2/29/2000                   $  15,877           $  33,190         $  16,016
3/31/2000                   $  16,449           $  36,436         $  16,650
4/30/2000                   $  17,505           $  35,339         $  17,831
5/31/2000                   $  17,762           $  34,615         $  18,059
6/30/2000                   $  18,276           $  35,466         $  18,516
7/31/2000                   $  19,803           $  34,913         $  20,258
8/31/2000                   $  19,104           $  37,081         $  19,499
9/30/2000                   $  19,790           $  35,123         $  20,247
10/31/2000                  $  18,947           $  34,976         $  19,381
11/30/2000                  $  19,290           $  32,220         $  19,784
12/31/2000                  $  20,569           $  32,377         $  21,185
1/31/2001                   $  20,645           $  33,527         $  21,180
2/28/2001                   $  20,313           $  30,469         $  20,831
3/31/2001                   $  20,479           $  28,537         $  20,968
4/30/2001                   $  20,887           $  30,755         $  21,430
5/31/2001                   $  21,401           $  30,961         $  21,953
6/30/2001                   $  22,672           $  30,209         $  23,252
7/31/2001                   $  22,203           $  29,912         $  22,785
8/31/2001                   $  23,020           $  28,040         $  23,692
9/30/2001                   $  22,295           $  25,774         $  22,694
10/31/2001                  $  21,583           $  26,267         $  21,886
11/30/2001                  $  22,719           $  28,281         $  23,208
12/31/2001                  $  23,277           $  28,530         $  23,802
1/31/2002                   $  23,198           $  28,114         $  23,709
2/28/2002                   $  23,632           $  27,571         $  24,229
3/31/2002                   $  25,109           $  28,608         $  25,794
4/30/2002                   $  25,270           $  26,874         $  25,938
5/31/2002                   $  25,606           $  26,675         $  26,286
6/30/2002                   $  26,297           $  24,776         $  26,985
7/31/2002                   $  24,964           $  22,843         $  25,525
8/31/2002                   $  25,029           $  22,994         $  25,548
9/30/2002                   $  24,130           $  20,495         $  24,536
10/31/2002                  $  22,909           $  22,298         $  23,219
11/30/2002                  $  23,936           $  23,612         $  24,329
12/31/2002                  $  24,249           $  22,223         $  24,660
1/31/2003                   $  23,638           $  21,641         $  23,942
2/28/2003                   $  24,064           $  21,316         $  24,378
3/31/2003                   $  24,641           $  21,523         $  24,970
4/30/2003                   $  25,575           $  23,297         $  25,931
5/31/2003                   $  26,984           $  24,524         $  27,399
6/30/2003                   $  27,546           $  24,838         $  27,991
7/31/2003                   $  28,956           $  25,275         $  29,480
8/31/2003                   $  29,159           $  25,768         $  29,725
9/30/2003                   $  30,162           $  25,495         $  30,771
10/31/2003                  $  30,570           $  26,938         $  31,227
11/30/2003                  $  31,946           $  27,175         $  32,604
12/31/2003                  $  32,879           $  28,599         $  33,582
1/31/2004                   $  34,232           $  29,125         $  34,925
2/29/2004                   $  34,838           $  29,530         $  35,505
3/31/2004                   $  36,831           $  29,084         $  37,639
4/30/2004                   $  31,544           $  28,628         $  32,128
5/31/2004                   $  33,823           $  29,020         $  34,583
6/30/2004                   $  34,800           $  29,584         $  35,600
7/31/2004                   $  34,943           $  28,605         $  35,781
8/31/2004                   $  37,723           $  28,720         $  38,733
9/30/2004                   $  37,597           $  29,032         $  38,551
10/31/2004                  $  39,627           $  29,475         $  40,691
11/30/2004                  $  41,351           $  30,668         $  42,514

AVERAGE ANNUAL    ONE      FIVE       TEN
TOTAL RETURN      YEAR     YEARS     YEARS
-------------------------------------------
                 29.44%    21.69%    15.25%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

Wilshire REIT Index courtesy of Wilshire Associates Incorporated.

[CHART]

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                           LARGE CAP               MSCI EAFE
                     INTERNATIONAL PORTFOLIO  INDEX (NET DIVIDENDS)
11/30/94                   $   10,000              $   10,000
12/31/94                   $   10,102              $   10,063
1/31/95                    $    9,811              $    9,677
2/28/95                    $    9,742              $    9,649
3/31/95                    $   10,393              $   10,251
4/30/95                    $   10,761              $   10,636
5/31/95                    $   10,633              $   10,510
6/30/95                    $   10,470              $   10,325
7/31/95                    $   11,062              $   10,968
8/31/95                    $   10,625              $   10,550
9/30/95                    $   10,805              $   10,756
10/31/95                   $   10,650              $   10,466
11/30/95                   $   10,937              $   10,757
12/31/95                   $   11,420              $   11,191
1/31/96                    $   11,394              $   11,237
2/29/96                    $   11,358              $   11,275
3/31/96                    $   11,593              $   11,515
4/30/96                    $   11,906              $   11,850
5/31/96                    $   11,759              $   11,632
6/30/96                    $   11,828              $   11,697
7/31/96                    $   11,489              $   11,356
8/31/96                    $   11,540              $   11,381
9/30/96                    $   11,880              $   11,683
10/31/96                   $   11,775              $   11,564
11/30/96                   $   12,323              $   12,024
12/31/96                   $   12,144              $   11,869
1/31/97                    $   11,602              $   11,454
2/28/97                    $   11,780              $   11,642
3/31/97                    $   11,940              $   11,684
4/30/97                    $   12,038              $   11,746
5/31/97                    $   12,801              $   12,510
6/30/97                    $   13,688              $   13,199
7/31/97                    $   13,928              $   13,413
8/31/97                    $   12,970              $   12,411
9/30/97                    $   13,813              $   13,106
10/31/97                   $   12,676              $   12,100
11/30/97                   $   12,667              $   11,976
12/31/97                   $   12,813              $   12,081
1/31/98                    $   13,283              $   12,633
2/28/98                    $   14,006              $   13,444
3/31/98                    $   14,475              $   13,858
4/30/98                    $   14,565              $   13,967
5/31/98                    $   14,573              $   13,899
6/30/98                    $   14,754              $   14,004
7/31/98                    $   14,853              $   14,146
8/31/98                    $   13,082              $   12,393
9/30/98                    $   12,666              $   12,014
10/31/98                   $   13,932              $   13,266
11/30/98                   $   14,709              $   13,945
12/31/98                   $   15,146              $   14,496
1/31/99                    $   15,054              $   14,452
2/28/99                    $   14,722              $   14,108
3/31/99                    $   15,392              $   14,697
4/30/99                    $   16,016              $   15,292
5/31/99                    $   15,189              $   14,504
6/30/99                    $   15,850              $   15,070
7/31/99                    $   16,300              $   15,518
8/31/99                    $   16,411              $   15,575
9/30/99                    $   16,531              $   15,732
10/31/99                   $   17,164              $   16,314
11/30/99                   $   17,816              $   16,881
12/31/99                   $   19,462              $   18,396
1/31/2000                  $   18,143              $   17,228
2/29/2000                  $   18,535              $   17,692
3/31/2000                  $   19,283              $   18,378
4/30/2000                  $   18,292              $   17,411
5/31/2000                  $   17,908              $   16,987
6/30/2000                  $   18,581              $   17,651
7/31/2000                  $   17,833              $   16,911
8/31/2000                  $   17,991              $   17,058
9/30/2000                  $   17,131              $   16,228
10/31/2000                 $   16,710              $   15,845
11/30/2000                 $   16,177              $   15,250
12/31/2000                 $   16,738              $   15,792
1/31/2001                  $   16,663              $   15,784
2/28/2001                  $   15,477              $   14,600
3/31/2001                  $   14,489              $   13,626
4/30/2001                  $   15,438              $   14,573
5/31/2001                  $   14,944              $   14,059
6/30/2001                  $   14,364              $   13,484
7/31/2001                  $   14,089              $   13,238
8/31/2001                  $   13,756              $   12,904
9/30/2001                  $   12,437              $   11,596
10/31/2001                 $   12,769              $   11,893
11/30/2001                 $   13,197              $   12,332
12/31/2001                 $   13,252              $   12,405
1/31/2002                  $   12,558              $   11,746
2/28/2002                  $   12,634              $   11,828
3/31/2002                  $   13,348              $   12,468
4/30/2002                  $   13,387              $   12,551
5/31/2002                  $   13,589              $   12,710
6/30/2002                  $   13,088              $   12,204
7/31/2002                  $   11,891              $   11,000
8/31/2002                  $   11,863              $   10,974
9/30/2002                  $   10,628              $    9,796
10/31/2002                 $   11,188              $   10,322
11/30/2002                 $   11,680              $   10,790
12/31/2002                 $   11,317              $   10,428
1/31/2003                  $   10,864              $    9,993
2/28/2003                  $   10,599              $    9,764
3/31/2003                  $   10,393              $    9,573
4/30/2003                  $   11,376              $   10,512
5/31/2003                  $   12,054              $   11,149
6/30/2003                  $   12,339              $   11,419
7/31/2003                  $   12,624              $   11,695
8/31/2003                  $   12,910              $   11,977
9/30/2003                  $   13,303              $   12,346
10/31/2003                 $   14,100              $   13,115
11/30/2003                 $   14,405              $   13,407
12/31/2003                 $   15,471              $   14,454
1/31/2004                  $   15,671              $   14,658
2/29/2004                  $   16,021              $   14,997
3/31/2004                  $   16,141              $   15,081
4/30/2004                  $   15,641              $   14,740
5/31/2004                  $   15,761              $   14,790
6/30/2004                  $   16,199              $   15,114
7/31/2004                  $   15,592              $   14,623
8/31/2004                  $   15,693              $   14,688
9/30/2004                  $   16,001              $   15,072
10/31/2004                 $   16,540              $   15,586
11/30/2004                 $   17,586              $   16,651

AVERAGE ANNUAL    ONE      FIVE       TEN
TOTAL RETURN      YEAR     YEARS     YEARS
-------------------------------------------
                 22.09%    -0.26%     5.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
SEPTEMBER 30, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                        INTERNATIONAL SMALL  S&P/CITIGROUP EXTENDED      MSCI EAFE SMALL
                        COMPANY PORTFOLIO       MARKET INDEX-EPAC     CAP INDEX (PRICE-ONLY)
9/30/96                      $    9,930          $   10,000                $   10,000
10/31/96                     $    9,841          $    9,924                $    9,822
11/30/96                     $    9,890          $   10,070                $    9,948
12/31/96                     $    9,569          $    9,887                $    9,605
1/31/97                      $    9,350          $    9,623                $    9,411
2/28/97                      $    9,460          $    9,799                $    9,586
3/31/97                      $    9,281          $    9,690                $    9,345
4/30/97                      $    9,082          $    9,546                $    9,034
5/31/97                      $    9,739          $   10,148                $    9,718
6/30/97                      $    9,918          $   10,388                $    9,893
7/31/97                      $    9,510          $   10,186                $    9,545
8/31/97                      $    9,083          $    9,729                $    8,936
9/30/97                      $    8,864          $    9,856                $    8,748
10/31/97                     $    8,466          $    9,470                $    8,263
11/30/97                     $    7,779          $    9,092                $    7,687
12/31/97                     $    7,299          $    8,870                $    7,239
1/31/98                      $    7,814          $    9,285                $    7,691
2/28/98                      $    8,611          $    9,973                $    8,381
3/31/98                      $    8,763          $   10,442                $    8,566
4/30/98                      $    8,652          $   10,525                $    8,549
5/31/98                      $    8,641          $   10,768                $    8,578
6/30/98                      $    8,359          $   10,465                $    8,236
7/31/98                      $    8,167          $   10,440                $    8,123
8/31/98                      $    7,259          $    9,216                $    7,042
9/30/98                      $    7,027          $    8,938                $    6,718
10/31/98                     $    7,471          $    9,576                $    7,256
11/30/98                     $    7,895          $    9,891                $    7,603
12/31/98                     $    7,898          $   10,123                $    7,632
1/31/99                      $    7,774          $   10,084                $    7,537
2/28/99                      $    7,631          $    9,897                $    7,442
3/31/99                      $    7,950          $   10,252                $    7,845
4/30/99                      $    8,702          $   10,778                $    8,428
5/31/99                      $    8,661          $   10,490                $    8,122
6/30/99                      $    9,278          $   10,844                $    8,553
7/31/99                      $    9,515          $   11,262                $    8,815
8/31/99                      $    9,618          $   11,434                $    9,002
9/30/99                      $    9,566          $   11,398                $    8,974
10/31/99                     $    9,453          $   11,303                $    8,851
11/30/99                     $    9,402          $   11,700                $    8,899
12/31/99                     $    9,625          $   12,444                $    8,981
1/31/2000                    $    9,603          $   12,123                $    8,992
2/29/2000                    $    9,719          $   12,556                $    9,213
3/31/2000                    $   10,002          $   12,664                $    9,431
4/30/2000                    $    9,192          $   11,867                $    8,723
5/31/2000                    $    9,223          $   11,667                $    8,705
6/30/2000                    $    9,991          $   12,421                $    9,471
7/31/2000                    $    9,570          $   11,985                $    8,876
8/31/2000                    $    9,823          $   12,303                $    9,296
9/30/2000                    $    9,497          $   11,692                $    8,761
10/31/2000                   $    8,908          $   11,058                $    8,151
11/30/2000                   $    8,929          $   10,648                $    8,127
12/31/2000                   $    9,103          $   11,065                $    8,153
1/31/2001                    $    9,256          $   11,165                $    8,392
2/28/2001                    $    9,180          $   10,746                $    8,220
3/31/2001                    $    8,634          $    9,883                $    7,562
4/30/2001                    $    9,256          $   10,568                $    8,188
5/31/2001                    $    9,322          $   10,517                $    8,141
6/30/2001                    $    9,169          $   10,126                $    7,886
7/31/2001                    $    8,875          $    9,861                $    7,554
8/31/2001                    $    9,038          $    9,854                $    7,629
9/30/2001                    $    7,980          $    8,578                $    6,586
10/31/2001                   $    8,286          $    8,939                $    6,912
11/30/2001                   $    8,362          $    9,262                $    7,173
12/31/2001                   $    8,146          $    9,250                $    6,987
1/31/2002                    $    8,046          $    9,016                $    6,816
2/28/2002                    $    8,324          $    9,193                $    6,927
3/31/2002                    $    8,736          $    9,792                $    7,347
4/30/2002                    $    9,048          $    9,997                $    7,593
5/31/2002                    $    9,571          $   10,357                $    7,910
6/30/2002                    $    9,326          $    9,997                $    7,601
7/31/2002                    $    8,836          $    9,136                $    7,009
8/31/2002                    $    8,758          $    9,060                $    6,912
9/30/2002                    $    8,135          $    8,219                $    6,354
10/31/2002                   $    8,035          $    8,371                $    6,268
11/30/2002                   $    8,246          $    8,681                $    6,444
12/31/2002                   $    8,301          $    8,539                $    6,317
1/31/2003                    $    8,279          $    8,324                $    6,224
2/28/2003                    $    8,324          $    8,180                $    6,168
3/31/2003                    $    8,290          $    8,127                $    6,092
4/30/2003                    $    8,971          $    8,937                $    6,636
5/31/2003                    $    9,799          $    9,686                $    7,182
6/30/2003                    $   10,241          $   10,015                $    7,553
7/31/2003                    $   10,592          $   10,355                $    7,778
8/31/2003                    $   11,137          $   10,823                $    8,286
9/30/2003                    $   11,771          $   11,335                $    8,761
10/31/2003                   $   12,406          $   12,140                $    9,452
11/30/2003                   $   12,474          $   12,319                $    9,408
12/31/2003                   $   13,181          $   13,060                $    9,967
1/31/2004                    $   13,918          $   13,553                $   10,470
2/29/2004                    $   14,333          $   13,974                $   10,762
3/31/2004                    $   14,909          $   14,337                $   11,144
4/30/2004                    $   14,460          $   13,970                $   10,781
5/31/2004                    $   14,298          $   13,973                $   10,575
6/30/2004                    $   14,964          $   14,465                $   11,124
7/31/2004                    $   14,418          $   13,886                $   10,610
8/31/2004                    $   14,546          $   13,996                $   10,674
9/30/2004                    $   14,892          $   14,415                $   10,897
10/31/2004                   $   15,370          $   14,864                $   11,297
11/30/2004                   $   16,479          $   16,027                $   12,186

AVERAGE ANNUAL    ONE      FIVE       FROM
TOTAL RETURN      YEAR     YEARS    9/30/1996
---------------------------------------------
                 32.10%    11.73%        6.31%

- THE MSCI EAFE SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EPAC FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. Prior to April 1998, the reimbursement fee was 0.7%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets Inc. MSCI EAFE Small Cap Index courtesy of Morgan Stanley Capital International.

[CHART]

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                      JAPANESE SMALL   S&P/CITIGROUP EXTENDED MARKET     MSCI JAPAN SMALL
                    COMPANY PORTFOLIO          INDEX-JAPAN            CAP INDEX (PRICE-ONLY)
11/30/94                $    9,900              $   10,000                    $   10,000
12/31/94                $   10,207              $   10,257                    $   10,308
1/31/95                 $    9,859              $    9,808                    $    9,937
2/28/95                 $    9,204              $    9,170                    $    9,154
3/31/95                 $    9,733              $    9,838                    $    9,629
4/30/95                 $   10,081              $   10,124                    $    9,874
5/31/95                 $    9,035              $    9,241                    $    8,860
6/30/95                 $    8,554              $    8,819                    $    8,335
7/31/95                 $    9,254              $    9,412                    $    9,167
8/31/95                 $    9,262              $    9,211                    $    9,202
9/30/95                 $    8,942              $    9,057                    $    9,054
10/31/95                $    8,627              $    8,671                    $    8,705
11/30/95                $    9,252              $    9,079                    $    9,215
12/31/95                $    9,842              $    9,565                    $    9,656
1/31/96                 $   10,053              $    9,625                    $    9,852
2/29/96                 $    9,867              $    9,482                    $    9,635
3/31/96                 $   10,213              $    9,744                    $    9,908
4/30/96                 $   11,282              $   10,668                    $   10,802
5/31/96                 $   10,820              $   10,177                    $   10,299
6/30/96                 $   10,700              $   10,164                    $   10,236
7/31/96                 $    9,863              $    9,591                    $    9,425
8/31/96                 $    9,587              $    9,189                    $    9,083
9/30/96                 $    9,625              $    9,268                    $    9,090
10/31/96                $    8,948              $    8,675                    $    8,447
11/30/96                $    8,672              $    8,474                    $    8,223
12/31/96                $    7,600              $    7,624                    $    7,181
1/31/97                 $    6,863              $    6,912                    $    6,449
2/28/97                 $    6,805              $    6,908                    $    6,400
3/31/97                 $    6,311              $    6,518                    $    5,832
4/30/97                 $    6,205              $    6,515                    $    5,710
5/31/97                 $    7,233              $    7,462                    $    6,804
6/30/97                 $    7,348              $    7,683                    $    6,962
7/31/97                 $    6,510              $    7,090                    $    6,217
8/31/97                 $    5,808              $    6,352                    $    5,475
9/30/97                 $    4,930              $    5,752                    $    4,568
10/31/97                $    5,058              $    5,728                    $    4,705
11/30/97                $    4,171              $    4,928                    $    3,858
12/31/97                $    3,437              $    4,259                    $    3,192
1/31/98                 $    4,385              $    5,039                    $    4,107
2/28/98                 $    4,734              $    5,212                    $    4,417
3/31/98                 $    4,309              $    4,903                    $    3,983
4/30/98                 $    4,086              $    4,753                    $    3,825
5/31/98                 $    3,911              $    4,593                    $    3,673
6/30/98                 $    4,001              $    4,645                    $    3,724
7/31/98                 $    3,960              $    4,596                    $    3,737
8/31/98                 $    3,535              $    4,248                    $    3,350
9/30/98                 $    3,343              $    4,168                    $    3,132
10/31/98                $    3,759              $    4,726                    $    3,596
11/30/98                $    4,072              $    4,896                    $    3,907
12/31/98                $    3,989              $    5,057                    $    3,953
1/31/99                 $    4,083              $    5,046                    $    4,034
2/28/99                 $    3,926              $    4,889                    $    3,989
3/31/99                 $    4,381              $    5,473                    $    4,500
4/30/99                 $    4,832              $    5,733                    $    4,829
5/31/99                 $    4,615              $    5,522                    $    4,506
6/30/99                 $    5,053              $    5,944                    $    5,078
7/31/99                 $    5,292              $    6,374                    $    5,364
8/31/99                 $    5,390              $    6,660                    $    5,631
9/30/99                 $    5,400              $    6,923                    $    5,744
10/31/99                $    5,309              $    6,918                    $    5,717
11/30/99                $    5,007              $    6,894                    $    5,678
12/31/99                $    4,577              $    6,674                    $    5,263
1/31/2000               $    4,622              $    6,622                    $    5,343
2/29/2000               $    4,386              $    6,385                    $    5,268
3/31/2000               $    5,013              $    6,892                    $    5,696
4/30/2000               $    4,481              $    6,376                    $    5,088
5/31/2000               $    4,699              $    6,447                    $    5,281
6/30/2000               $    5,380              $    7,129                    $    6,054
7/31/2000               $    4,731              $    6,224                    $    5,184
8/31/2000               $    5,075              $    6,725                    $    5,761
9/30/2000               $    4,862              $    6,455                    $    5,349
10/31/2000              $    4,363              $    5,915                    $    4,816
11/30/2000              $    4,495              $    5,899                    $    4,904
12/31/2000              $    4,130              $    5,482                    $    4,417
1/31/2001               $    4,107              $    5,418                    $    4,372
2/28/2001               $    4,190              $    5,336                    $    4,449
3/31/2001               $    4,139              $    5,191                    $    4,269
4/30/2001               $    4,649              $    5,751                    $    4,844
5/31/2001               $    4,690              $    5,789                    $    4,808
6/30/2001               $    4,658              $    5,598                    $    4,677
7/31/2001               $    4,308              $    5,248                    $    4,277
8/31/2001               $    4,414              $    5,255                    $    4,334
9/30/2001               $    4,028              $    4,883                    $    3,944
10/31/2001              $    4,143              $    4,924                    $    4,035
11/30/2001              $    3,868              $    4,703                    $    3,878
12/31/2001              $    3,431              $    4,271                    $    3,408
1/31/2002               $    3,245              $    3,981                    $    3,177
2/28/2002               $    3,505              $    4,191                    $    3,342
3/31/2002               $    3,682              $    4,397                    $    3,558
4/30/2002               $    3,835              $    4,638                    $    3,792
5/31/2002               $    4,212              $    5,100                    $    4,190
6/30/2002               $    4,021              $    4,920                    $    4,004
7/31/2002               $    3,975              $    4,751                    $    3,877
8/31/2002               $    3,919              $    4,667                    $    3,786
9/30/2002               $    3,807              $    4,522                    $    3,626
10/31/2002              $    3,505              $    4,188                    $    3,250
11/30/2002              $    3,482              $    4,212                    $    3,275
12/31/2002              $    3,455              $    4,180                    $    3,200
1/31/2003               $    3,455              $    4,095                    $    3,181
2/28/2003               $    3,709              $    4,273                    $    3,341
3/31/2003               $    3,737              $    4,256                    $    3,263
4/30/2003               $    3,902              $    4,373                    $    3,365
5/31/2003               $    4,142              $    4,552                    $    3,518
6/30/2003               $    4,462              $    4,889                    $    3,912
7/31/2003               $    4,519              $    4,962                    $    3,958
8/31/2003               $    4,910              $    5,439                    $    4,456
9/30/2003               $    5,221              $    5,889                    $    4,769
10/31/2003              $    5,423              $    6,167                    $    5,122
11/30/2003              $    5,084              $    5,848                    $    4,770
12/31/2003              $    5,383              $    6,248                    $    5,108
1/31/2004               $    5,637              $    6,382                    $    5,294
2/29/2004               $    5,671              $    6,371                    $    5,278
3/31/2004               $    6,811              $    7,518                    $    6,213
4/30/2004               $    6,590              $    7,251                    $    6,012
5/31/2004               $    6,274              $    6,969                    $    5,712
6/30/2004               $    6,868              $    7,539                    $    6,311
7/31/2004               $    6,437              $    7,008                    $    5,793
8/31/2004               $    6,533              $    7,050                    $    5,852
9/30/2004               $    6,375              $    6,863                    $    5,661
10/31/2004              $    6,499              $    6,980                    $    5,765
11/30/2004              $    6,700              $    7,263                    $    6,015

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
------------------------------------------
                 31.79%   5.89%     -3.92%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

PACIFIC RIM SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                PACIFIC RIM SMALL  S&P/CITIGROUP EXTENDED MARKET       MSCI PACIFIC RIM
                COMPANY PORTFOLIO    INDEX-PAC RIM EX-JAPAN       EX-JAPAN INDEX (PRICE-ONLY)
11/30/94           $    9,850              $   10,000                    $   10,000
12/31/94           $    9,657              $    9,818                    $    9,794
1/31/95            $    8,627              $    8,839                    $    8,721
2/28/95            $    8,939              $    9,392                    $    9,545
3/31/95            $    8,970              $    9,348                    $    9,458
4/30/95            $    8,827              $    9,445                    $    9,340
5/31/95            $    9,133              $    9,819                    $    9,858
6/30/95            $    9,170              $    9,758                    $    9,845
7/31/95            $    9,764              $   10,367                    $   10,376
8/31/95            $    9,583              $   10,235                    $    9,951
9/30/95            $    9,664              $   10,316                    $    9,795
10/31/95           $    9,371              $   10,000                    $    9,258
11/30/95           $    9,234              $   10,039                    $    9,302
12/31/95           $    9,381              $   10,383                    $    9,627
1/31/96            $   10,029              $   11,357                    $   10,451
2/29/96            $   10,088              $   11,591                    $   10,707
3/31/96            $   10,246              $   11,733                    $   10,907
4/30/96            $   11,066              $   12,224                    $   11,450
5/31/96            $   10,749              $   12,052                    $   11,050
6/30/96            $   10,451              $   12,027                    $   11,057
7/31/96            $   10,101              $   11,500                    $   10,483
8/31/96            $   10,392              $   12,175                    $   10,977
9/30/96            $   10,551              $   12,433                    $   11,102
10/31/96           $   10,663              $   12,688                    $   11,264
11/30/96           $   10,994              $   13,498                    $   11,851
12/31/96           $   10,728              $   13,541                    $   11,901
1/31/97            $   10,957              $   13,571                    $   12,128
2/28/97            $   11,565              $   14,284                    $   12,950
3/31/97            $   11,050              $   13,649                    $   12,314
4/30/97            $   10,786              $   13,377                    $   11,657
5/31/97            $   11,186              $   13,926                    $   12,151
6/30/97            $   11,279              $   14,114                    $   12,118
7/31/97            $   11,229              $   14,115                    $   12,013
8/31/97            $   10,599              $   13,085                    $   10,480
9/30/97            $   10,128              $   12,755                    $   10,138
10/31/97           $    7,661              $    9,717                    $    7,679
11/30/97           $    6,809              $    8,922                    $    6,962
12/31/97           $    6,212              $    8,574                    $    6,323
1/31/98            $    5,556              $    7,686                    $    5,595
2/28/98            $    7,073              $    9,048                    $    6,861
3/31/98            $    6,828              $    8,738                    $    6,604
4/30/98            $    6,204              $    8,282                    $    6,072
5/31/98            $    5,398              $    7,412                    $    5,338
6/30/98            $    4,624              $    6,628                    $    4,685
7/31/98            $    4,315              $    6,447                    $    4,549
8/31/98            $    3,643              $    5,406                    $    3,780
9/30/98            $    3,888              $    6,070                    $    4,160
10/31/98           $    4,560              $    7,029                    $    4,895
11/30/98           $    5,176              $    7,560                    $    5,345
12/31/98           $    5,027              $    7,353                    $    5,196
1/31/99            $    5,019              $    7,266                    $    5,276
2/28/99            $    4,806              $    7,237                    $    5,142
3/31/99            $    4,986              $    7,727                    $    5,452
4/30/99            $    6,280              $    8,875                    $    6,380
5/31/99            $    6,681              $    8,533                    $    6,196
6/30/99            $    8,016              $    9,300                    $    6,852
7/31/99            $    7,795              $    9,281                    $    6,854
8/31/99            $    7,704              $    9,126                    $    6,724
9/30/99            $    7,573              $    9,028                    $    6,500
10/31/99           $    7,582              $    8,850                    $    6,388
11/30/99           $    7,991              $    9,370                    $    6,682
12/31/99           $    8,560              $    9,963                    $    7,012
1/31/2000          $    8,380              $    9,343                    $    6,425
2/29/2000          $    8,508              $    9,038                    $    6,346
3/31/2000          $    8,440              $    9,226                    $    6,369
4/30/2000          $    7,552              $    8,582                    $    6,316
5/31/2000          $    6,979              $    8,068                    $    5,701
6/30/2000          $    7,586              $    9,142                    $    6,285
7/31/2000          $    7,543              $    9,118                    $    6,303
8/31/2000          $    7,654              $    9,378                    $    6,303
9/30/2000          $    6,962              $    8,553                    $    5,684
10/31/2000         $    6,646              $    8,126                    $    5,434
11/30/2000         $    6,740              $    8,178                    $    5,428
12/31/2000         $    6,976              $    8,641                    $    5,653
1/31/2001          $    7,156              $    8,857                    $    5,761
2/28/2001          $    7,102              $    8,760                    $    5,633
3/31/2001          $    6,368              $    7,808                    $    4,969
4/30/2001          $    6,717              $    8,378                    $    5,307
5/31/2001          $    7,013              $    8,629                    $    5,347
6/30/2001          $    7,156              $    8,972                    $    5,515
7/31/2001          $    6,914              $    8,509                    $    5,360
8/31/2001          $    6,968              $    8,546                    $    5,427
9/30/2001          $    6,082              $    7,601                    $    4,772
10/31/2001         $    6,538              $    8,234                    $    5,090
11/30/2001         $    6,897              $    8,951                    $    5,356
12/31/2001         $    7,001              $    9,129                    $    5,420
1/31/2002          $    7,327              $    9,590                    $    5,595
2/28/2002          $    7,402              $    9,847                    $    5,622
3/31/2002          $    7,718              $   10,464                    $    5,852
4/30/2002          $    7,765              $   10,222                    $    5,851
5/31/2002          $    8,203              $   10,621                    $    6,279
6/30/2002          $    7,942              $   10,218                    $    6,048
7/31/2002          $    7,467              $    9,667                    $    5,657
8/31/2002          $    7,598              $    9,831                    $    5,778
9/30/2002          $    7,085              $    8,951                    $    5,413
10/31/2002         $    7,299              $    9,168                    $    5,529
11/30/2002         $    7,374              $    9,548                    $    5,642
12/31/2002         $    7,466              $    9,371                    $    5,721
1/31/2003          $    7,711              $    9,686                    $    5,932
2/28/2003          $    7,750              $    9,619                    $    5,820
3/31/2003          $    7,594              $    9,411                    $    5,766
4/30/2003          $    7,809              $   10,116                    $    6,067
5/31/2003          $    8,602              $   11,075                    $    6,490
6/30/2003          $    9,003              $   11,690                    $    6,811
7/31/2003          $    9,610              $   12,115                    $    6,964
8/31/2003          $   10,285              $   12,800                    $    7,289
9/30/2003          $   11,107              $   13,392                    $    7,827
10/31/2003         $   11,753              $   14,455                    $    8,455
11/30/2003         $   11,841              $   14,630                    $    8,409
12/31/2003         $   12,364              $   15,506                    $    8,931
1/31/2004          $   13,137              $   15,967                    $    9,294
2/29/2004          $   13,524              $   16,542                    $    9,559
3/31/2004          $   13,097              $   16,570                    $    9,517
4/30/2004          $   12,140              $   15,567                    $    8,957
5/31/2004          $   12,049              $   15,463                    $    8,892
6/30/2004          $   12,090              $   15,528                    $    8,879
7/31/2004          $   12,305              $   15,654                    $    9,203
8/31/2004          $   12,593              $   16,446                    $    9,470
9/30/2004          $   13,366              $   17,429                    $    9,970
10/31/2004         $   13,995              $   18,585                    $   10,587
11/30/2004         $   15,007              $   20,176                    $   11,379

AVERAGE ANNUAL      ONE      FIVE       TEN
TOTAL RETURN        YEAR     YEARS     YEARS
--------------------------------------------
                   26.73%    13.20%     4.14%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Pacific Rim ex-Japan is courtesy of Citigroup Global Markets Inc. MSCI Pacific Rim ex-Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                UNITED KINGDOM SMALL      MSCI UK SMALL        S&P/CITIGROUP EXTENDED MARKET
                 COMPANY PORTFOLIO    CAP INDEX (PRICE-ONLY)      INDEX-UNITED KINGDOM
11/30/94            $    9,850             $   10,000                 $   10,000
12/31/94            $    9,765             $    9,897                 $   10,071
1/31/95             $    9,736             $    9,673                 $    9,956
2/28/95             $    9,583             $    9,570                 $    9,904
3/31/95             $    9,983             $   10,300                 $   10,366
4/30/95             $   10,238             $   10,549                 $   10,613
5/31/95             $   10,592             $   10,670                 $   10,947
6/30/95             $   10,562             $   10,447                 $   10,854
7/31/95             $   11,017             $   11,057                 $   11,686
8/31/95             $   11,004             $   10,790                 $   11,641
9/30/95             $   11,225             $   11,048                 $   12,048
10/31/95            $   11,072             $   10,859                 $   11,895
11/30/95            $   10,677             $   10,644                 $   11,709
12/31/95            $   10,815             $   10,798                 $   12,047
1/31/96             $   10,862             $   10,910                 $   12,083
2/29/96             $   11,247             $   11,245                 $   12,583
3/31/96             $   11,584             $   11,400                 $   13,014
4/30/96             $   12,136             $   11,924                 $   13,614
5/31/96             $   12,582             $   12,002                 $   13,906
6/30/96             $   12,468             $   11,804                 $   13,635
7/31/96             $   12,050             $   11,314                 $   13,260
8/31/96             $   12,464             $   11,761                 $   13,898
9/30/96             $   12,553             $   11,778                 $   13,922
10/31/96            $   13,157             $   12,320                 $   14,629
11/30/96            $   13,532             $   12,543                 $   15,097
12/31/96            $   14,037             $   12,904                 $   15,615
1/31/97             $   13,863             $   12,444                 $   15,240
2/28/97             $   14,323             $   12,899                 $   15,779
3/31/97             $   14,420             $   12,956                 $   15,677
4/30/97             $   14,180             $   12,760                 $   15,379
5/31/97             $   14,107             $   12,735                 $   15,428
6/30/97             $   13,953             $   12,871                 $   15,501
7/31/97             $   13,493             $   12,558                 $   15,388
8/31/97             $   13,841             $   12,857                 $   15,780
9/30/97             $   14,342             $   13,506                 $   16,548
10/31/97            $   14,848             $   13,790                 $   16,732
11/30/97            $   14,675             $   13,688                 $   16,827
12/31/97            $   14,532             $   13,658                 $   16,871
1/31/98             $   14,608             $   13,449                 $   17,112
2/28/98             $   15,159             $   14,206                 $   18,211
3/31/98             $   16,408             $   15,668                 $   19,877
4/30/98             $   16,460             $   15,912                 $   20,235
5/31/98             $   17,071             $   16,476                 $   20,816
6/30/98             $   16,450             $   15,902                 $   19,948
7/31/98             $   15,229             $   14,859                 $   19,302
8/31/98             $   13,705             $   12,973                 $   17,325
9/30/98             $   13,077             $   12,304                 $   16,774
10/31/98            $   12,784             $   12,481                 $   17,266
11/30/98            $   12,684             $   12,572                 $   17,516
12/31/98            $   12,906             $   12,704                 $   17,616
1/31/99             $   13,121             $   12,558                 $   18,134
2/28/99             $   13,555             $   12,873                 $   18,518
3/31/99             $   14,353             $   13,844                 $   19,279
4/30/99             $   15,300             $   15,047                 $   20,477
5/31/99             $   15,215             $   14,576                 $   19,887
6/30/99             $   15,592             $   14,764                 $   20,185
7/31/99             $   16,596             $   15,372                 $   21,178
8/31/99             $   17,124             $   15,815                 $   21,182
9/30/99             $   16,811             $   15,100                 $   20,570
10/31/99            $   16,590             $   14,637                 $   20,204
11/30/99            $   17,261             $   15,822                 $   21,897
12/31/99            $   18,305             $   17,063                 $   23,467
1/31/2000           $   18,839             $   16,757                 $   22,705
2/29/2000           $   18,431             $   17,661                 $   23,327
3/31/2000           $   18,154             $   17,362                 $   23,133
4/30/2000           $   16,609             $   15,888                 $   21,949
5/31/2000           $   15,908             $   14,957                 $   20,698
6/30/2000           $   17,227             $   16,068                 $   22,134
7/31/2000           $   17,344             $   16,126                 $   22,291
8/31/2000           $   17,679             $   16,452                 $   22,684
9/30/2000           $   17,704             $   15,733                 $   21,647
10/31/2000          $   16,886             $   15,005                 $   20,959
11/30/2000          $   16,126             $   14,454                 $   19,485
12/31/2000          $   17,434             $   15,447                 $   21,206
1/31/2001           $   17,772             $   16,196                 $   21,280
2/28/2001           $   17,001             $   15,607                 $   20,552
3/31/2001           $   15,675             $   14,233                 $   18,820
4/30/2001           $   16,484             $   15,469                 $   19,915
5/31/2001           $   16,719             $   15,814                 $   20,275
6/30/2001           $   16,089             $   15,170                 $   19,497
7/31/2001           $   15,629             $   14,659                 $   19,105
8/31/2001           $   16,127             $   15,260                 $   19,451
9/30/2001           $   13,702             $   12,121                 $   16,654
10/31/2001          $   14,313             $   12,820                 $   17,285
11/30/2001          $   15,263             $   13,996                 $   18,255
12/31/2001          $   15,884             $   14,445                 $   19,083
1/31/2002           $   15,448             $   13,649                 $   18,413
2/28/2002           $   15,601             $   13,645                 $   18,577
3/31/2002           $   16,384             $   14,617                 $   19,919
4/30/2002           $   17,096             $   15,112                 $   20,325
5/31/2002           $   17,279             $   14,881                 $   20,483
6/30/2002           $   16,588             $   13,949                 $   19,539
7/31/2002           $   15,389             $   12,377                 $   17,798
8/31/2002           $   15,400             $   12,449                 $   17,796
9/30/2002           $   14,088             $   11,545                 $   16,225
10/31/2002          $   14,027             $   11,519                 $   16,673
11/30/2002          $   14,484             $   11,706                 $   17,016
12/31/2002          $   14,448             $   11,345                 $   16,705
1/31/2003           $   14,091             $   10,470                 $   15,860
2/28/2003           $   13,625             $   10,148                 $   15,325
3/31/2003           $   13,495             $   10,094                 $   15,219
4/30/2003           $   14,763             $   11,362                 $   17,072
5/31/2003           $   16,528             $   12,981                 $   18,984
6/30/2003           $   17,460             $   13,383                 $   19,426
7/31/2003           $   18,164             $   14,189                 $   20,215
8/31/2003           $   18,921             $   14,836                 $   20,744
9/30/2003           $   19,648             $   15,183                 $   21,352
10/31/2003          $   20,764             $   16,377                 $   23,223
11/30/2003          $   20,861             $   16,485                 $   23,522
12/31/2003          $   22,014             $   17,379                 $   24,889
1/31/2004           $   23,651             $   18,833                 $   26,290
2/29/2004           $   25,006             $   20,099                 $   27,902
3/31/2004           $   24,667             $   19,938                 $   27,723
4/30/2004           $   23,764             $   19,202                 $   26,753
5/31/2004           $   23,798             $   19,118                 $   27,197
6/30/2004           $   24,602             $   19,716                 $   27,820
7/31/2004           $   23,679             $   18,768                 $   26,877
8/31/2004           $   23,508             $   18,475                 $   26,850
9/30/2004           $   24,168             $   19,011                 $   27,905
10/31/2004          $   24,926             $   19,702                 $   28,600
11/30/2004          $   26,921             $   21,271                 $   31,034

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                 29.05%    9.29%    10.41%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown prior to July 1995 reflect a reimbursement fee of 1.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  CONTINENTAL SMALL        MSCI EUROPE EX-UK          S&P/CITIGROUP EXTENDED MARKET
                  COMPANY PORTFOLIO   SMALL CAP INDEX (PRICE-ONLY)    INDEX-EUROPE EX-UNITED KINGDOM
11/30/94            $    9,850                $   10,000                       $   10,000
12/31/94            $    9,877                $   10,060                       $   10,087
1/31/95             $    9,809                $   10,020                       $   10,018
2/28/95             $    9,991                $   10,093                       $   10,311
3/31/95             $   10,139                $    9,954                       $   10,412
4/30/95             $   10,341                $   10,319                       $   10,849
5/31/95             $   10,509                $   10,565                       $   11,162
6/30/95             $   10,651                $   10,611                       $   11,436
7/31/95             $   10,914                $   10,963                       $   11,838
8/31/95             $   10,383                $   10,372                       $   11,207
9/30/95             $   10,389                $   10,492                       $   11,433
10/31/95            $   10,052                $   10,080                       $   11,192
11/30/95            $    9,719                $    9,788                       $   10,977
12/31/95            $    9,879                $    9,988                       $   11,273
1/31/96             $   10,082                $   10,101                       $   11,484
2/29/96             $   10,518                $   10,392                       $   11,902
3/31/96             $   10,685                $   10,432                       $   12,053
4/30/96             $   10,685                $   10,511                       $   12,098
5/31/96             $   10,932                $   10,697                       $   12,427
6/30/96             $   11,026                $   10,810                       $   12,730
7/31/96             $   10,787                $   10,471                       $   12,474
8/31/96             $   10,830                $   10,617                       $   12,745
9/30/96             $   10,685                $   10,643                       $   12,716
10/31/96            $   10,874                $   10,736                       $   12,786
11/30/96            $   11,077                $   11,055                       $   13,100
12/31/96            $   11,294                $   11,347                       $   13,332
1/31/97             $   11,561                $   11,804                       $   13,583
2/28/97             $   11,584                $   11,790                       $   13,717
3/31/97             $   11,993                $   12,194                       $   14,151
4/30/97             $   11,663                $   11,743                       $   13,858
5/31/97             $   12,134                $   12,248                       $   14,555
6/30/97             $   12,550                $   12,623                       $   15,048
7/31/97             $   12,519                $   12,696                       $   15,236
8/31/97             $   12,315                $   12,536                       $   14,641
9/30/97             $   13,187                $   13,322                       $   15,709
10/31/97            $   12,810                $   12,772                       $   15,092
11/30/97            $   12,519                $   12,518                       $   15,020
12/31/97            $   12,615                $   12,578                       $   15,267
1/31/98             $   13,071                $   13,039                       $   15,852
2/28/98             $   14,041                $   13,976                       $   17,190
3/31/98             $   15,380                $   15,233                       $   18,603
4/30/98             $   15,989                $   15,771                       $   19,100
5/31/98             $   16,830                $   16,492                       $   20,244
6/30/98             $   16,393                $   15,695                       $   19,752
7/31/98             $   16,453                $   15,738                       $   20,169
8/31/98             $   14,727                $   13,486                       $   17,430
9/30/98             $   14,032                $   12,593                       $   16,558
10/31/98            $   14,435                $   13,152                       $   17,534
11/30/98            $   14,950                $   13,500                       $   18,160
12/31/98            $   15,083                $   13,571                       $   18,810
1/31/99             $   14,308                $   13,013                       $   18,428
2/28/99             $   14,033                $   12,712                       $   17,768
3/31/99             $   13,817                $   12,647                       $   17,619
4/30/99             $   14,219                $   13,198                       $   18,197
5/31/99             $   14,063                $   12,989                       $   17,860
6/30/99             $   14,152                $   12,949                       $   18,124
7/31/99             $   14,466                $   13,094                       $   18,498
8/31/99             $   14,554                $   13,184                       $   18,783
9/30/99             $   14,603                $   13,130                       $   18,646
10/31/99            $   14,387                $   12,896                       $   18,556
11/30/99            $   14,015                $   12,592                       $   18,966
12/31/99            $   14,680                $   13,442                       $   21,083
1/31/2000           $   14,413                $   13,730                       $   20,549
2/29/2000           $   15,366                $   14,617                       $   22,292
3/31/2000           $   15,389                $   14,431                       $   21,996
4/30/2000           $   14,610                $   13,662                       $   20,601
5/31/2000           $   15,040                $   13,753                       $   20,591
6/30/2000           $   15,632                $   14,008                       $   21,311
7/31/2000           $   15,295                $   13,928                       $   21,100
8/31/2000           $   15,307                $   13,941                       $   21,181
9/30/2000           $   14,993                $   13,631                       $   20,066
10/31/2000          $   14,318                $   12,932                       $   19,035
11/30/2000          $   14,330                $   12,698                       $   18,257
12/31/2000          $   15,307                $   13,339                       $   19,547
1/31/2001           $   15,713                $   14,066                       $   19,946
2/28/2001           $   15,455                $   13,492                       $   18,889
3/31/2001           $   14,236                $   12,204                       $   16,991
4/30/2001           $   14,764                $   12,722                       $   17,927
5/31/2001           $   14,575                $   12,442                       $   17,414
6/30/2001           $   14,127                $   11,782                       $   16,561
7/31/2001           $   14,317                $   11,667                       $   16,475
8/31/2001           $   14,411                $   11,562                       $   16,251
9/30/2001           $   12,570                $    9,815                       $   13,722
10/31/2001          $   12,949                $   10,445                       $   14,501
11/30/2001          $   13,490                $   11,230                       $   15,371
12/31/2001          $   13,592                $   11,321                       $   15,557
1/31/2002           $   13,607                $   11,324                       $   15,319
2/28/2002           $   13,808                $   11,377                       $   15,477
3/31/2002           $   14,507                $   12,066                       $   16,537
4/30/2002           $   15,081                $   12,346                       $   16,800
5/31/2002           $   15,686                $   12,512                       $   17,195
6/30/2002           $   15,686                $   12,196                       $   16,734
7/31/2002           $   14,445                $   10,891                       $   14,770
8/31/2002           $   14,243                $   10,606                       $   14,564
9/30/2002           $   12,753                $    9,254                       $   12,656
10/31/2002          $   13,141                $    9,807                       $   13,518
11/30/2002          $   13,854                $   10,343                       $   14,373
12/31/2002          $   14,115                $   10,095                       $   14,097
1/31/2003           $   13,998                $    9,957                       $   13,725
2/28/2003           $   13,596                $    9,519                       $   13,143
3/31/2003           $   13,495                $    9,452                       $   13,098
4/30/2003           $   15,185                $   10,768                       $   14,862
5/31/2003           $   16,706                $   11,762                       $   16,155
6/30/2003           $   16,990                $   11,915                       $   16,385
7/31/2003           $   17,575                $   12,318                       $   17,025
8/31/2003           $   17,960                $   12,672                       $   17,521
9/30/2003           $   18,879                $   13,382                       $   18,223
10/31/2003          $   20,033                $   14,496                       $   19,530
11/30/2003          $   21,070                $   15,262                       $   20,550
12/31/2003          $   22,363                $   16,050                       $   21,731
1/31/2004           $   23,450                $   16,852                       $   22,527
2/29/2004           $   24,214                $   17,419                       $   23,144
3/31/2004           $   23,711                $   16,757                       $   22,683
4/30/2004           $   23,429                $   16,432                       $   22,563
5/31/2004           $   23,671                $   16,398                       $   22,870
6/30/2004           $   24,386                $   16,947                       $   23,448
7/31/2004           $   23,579                $   16,252                       $   22,574
8/31/2004           $   23,720                $   16,298                       $   22,651
9/30/2004           $   24,944                $   17,201                       $   23,749
10/31/2004          $   25,877                $   17,923                       $   24,530
11/30/2004          $   28,635                $   19,897                       $   26,777

AVERAGE ANNUAL   ONE      FIVE       TEN
TOTAL RETURN     YEAR     YEARS     YEARS
------------------------------------------
                35.91%    15.15%     11.10%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 1% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI EAFE SMALL CAP INDEX (PRICE-ONLY)
DECEMBER 29, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA INTERNATIONAL        S&P/CITIGROUP EXTENDED       MSCI EAFE SMALL
             SMALL CAP VALUE PORTFOLIO       MARKET INDEX-EPAC      CAP INDEX (PRICE-ONLY)
12/29/94             $   10,000                                           $   10,000
12/31/94             $    9,900                 $   10,000                $   10,000
1/31/95              $    9,831                 $    9,680                $    9,616
2/28/95              $    9,682                 $    9,522                $    9,488
3/31/95              $    9,999                 $    9,925                $    9,684
4/30/95              $   10,256                 $   10,223                $    9,899
5/31/95              $   10,068                 $   10,028                $    9,670
6/30/95              $    9,880                 $    9,894                $    9,454
7/31/95              $   10,266                 $   10,481                $   10,060
8/31/95              $   10,009                 $   10,209                $    9,778
9/30/95              $    9,860                 $   10,288                $    9,750
10/31/95             $    9,544                 $    9,995                $    9,360
11/30/95             $    9,632                 $   10,088                $    9,474
12/31/95             $   10,015                 $   10,478                $    9,797
1/31/96              $   10,214                 $   10,663                $   10,093
2/29/96              $   10,324                 $   10,823                $   10,187
3/31/96              $   10,463                 $   11,074                $   10,389
4/30/96              $   11,010                 $   11,661                $   10,934
5/31/96              $   11,070                 $   11,559                $   10,712
6/30/96              $   10,920                 $   11,581                $   10,698
7/31/96              $   10,472                 $   11,146                $   10,106
8/31/96              $   10,422                 $   11,229                $   10,139
9/30/96              $   10,422                 $   11,285                $   10,187
10/31/96             $   10,293                 $   11,200                $   10,005
11/30/96             $   10,402                 $   11,364                $   10,133
12/31/96             $   10,109                 $   11,157                $    9,784
1/31/97              $    9,859                 $   10,859                $    9,586
2/28/97              $    9,942                 $   11,058                $    9,766
3/31/97              $    9,858                 $   10,935                $    9,519
4/30/97              $    9,630                 $   10,772                $    9,202
5/31/97              $   10,274                 $   11,452                $    9,900
6/30/97              $   10,430                 $   11,724                $   10,078
7/31/97              $   10,025                 $   11,495                $    9,723
8/31/97              $    9,568                 $   10,979                $    9,103
9/30/97              $    9,391                 $   11,123                $    8,911
10/31/97             $    9,017                 $   10,687                $    8,417
11/30/97             $    8,259                 $   10,260                $    7,831
12/31/97             $    7,812                 $   10,010                $    7,374
1/31/98              $    8,372                 $   10,478                $    7,835
2/28/98              $    9,205                 $   11,255                $    8,537
3/31/98              $    9,392                 $   11,784                $    8,726
4/30/98              $    9,228                 $   11,878                $    8,709
5/31/98              $    9,140                 $   12,153                $    8,738
6/30/98              $    8,877                 $   11,810                $    8,390
7/31/98              $    8,603                 $   11,781                $    8,275
8/31/98              $    7,659                 $   10,401                $    7,174
9/30/98              $    7,461                 $   10,087                $    6,844
10/31/98             $    7,923                 $   10,807                $    7,392
11/30/98             $    8,273                 $   11,162                $    7,745
12/31/98             $    8,225                 $   11,425                $    7,775
1/31/99              $    8,053                 $   11,380                $    7,677
2/28/99              $    7,950                 $   11,170                $    7,581
3/31/99              $    8,420                 $   11,569                $    7,992
4/30/99              $    9,290                 $   12,163                $    8,585
5/31/99              $    9,210                 $   11,838                $    8,274
6/30/99              $    9,817                 $   12,238                $    8,713
7/31/99              $   10,138                 $   12,709                $    8,980
8/31/99              $   10,184                 $   12,904                $    9,170
9/30/99              $   10,127                 $   12,863                $    9,142
10/31/99             $    9,943                 $   12,756                $    9,016
11/30/99             $    9,726                 $   13,204                $    9,065
12/31/99             $    9,791                 $   14,043                $    9,148
1/31/2000            $    9,638                 $   13,681                $    9,159
2/29/2000            $    9,403                 $   14,169                $    9,385
3/31/2000            $    9,767                 $   14,291                $    9,607
4/30/2000            $    9,156                 $   13,392                $    8,886
5/31/2000            $    9,297                 $   13,166                $    8,868
6/30/2000            $   10,107                 $   14,018                $    9,648
7/31/2000            $    9,731                 $   13,526                $    9,041
8/31/2000            $    9,907                 $   13,884                $    9,469
9/30/2000            $    9,590                 $   13,194                $    8,925
10/31/2000           $    9,086                 $   12,479                $    8,303
11/30/2000           $    9,203                 $   12,016                $    8,279
12/31/2000           $    9,487                 $   12,487                $    8,305
1/31/2001            $    9,748                 $   12,600                $    8,549
2/28/2001            $    9,848                 $   12,127                $    8,373
3/31/2001            $    9,338                 $   11,153                $    7,703
4/30/2001            $   10,034                 $   11,926                $    8,341
5/31/2001            $   10,084                 $   11,869                $    8,293
6/30/2001            $    9,998                 $   11,427                $    8,033
7/31/2001            $    9,774                 $   11,128                $    7,695
8/31/2001            $    9,985                 $   11,120                $    7,771
9/30/2001            $    8,891                 $    9,680                $    6,709
10/31/2001           $    9,139                 $   10,088                $    7,042
11/30/2001           $    9,189                 $   10,453                $    7,307
12/31/2001           $    9,051                 $   10,439                $    7,117
1/31/2002            $    8,961                 $   10,175                $    6,943
2/28/2002            $    9,318                 $   10,375                $    7,056
3/31/2002            $    9,764                 $   11,050                $    7,484
4/30/2002            $   10,147                 $   11,282                $    7,735
5/31/2002            $   10,784                 $   11,688                $    8,058
6/30/2002            $   10,594                 $   11,281                $    7,743
7/31/2002            $   10,033                 $   10,310                $    7,140
8/31/2002            $   10,008                 $   10,224                $    7,041
9/30/2002            $    9,346                 $    9,276                $    6,472
10/31/2002           $    9,257                 $    9,446                $    6,385
11/30/2002           $    9,460                 $    9,797                $    6,565
12/31/2002           $    9,577                 $    9,636                $    6,435
1/31/2003            $    9,603                 $    9,393                $    6,341
2/28/2003            $    9,654                 $    9,231                $    6,284
3/31/2003            $    9,564                 $    9,172                $    6,206
4/30/2003            $   10,474                 $   10,086                $    6,760
5/31/2003            $   11,528                 $   10,931                $    7,316
6/30/2003            $   12,178                 $   11,302                $    7,694
7/31/2003            $   12,672                 $   11,686                $    7,924
8/31/2003            $   13,375                 $   12,214                $    8,441
9/30/2003            $   14,129                 $   12,792                $    8,924
10/31/2003           $   14,935                 $   13,700                $    9,629
11/30/2003           $   15,000                 $   13,902                $    9,583
12/31/2003           $   15,941                 $   14,739                $   10,153
1/31/2004            $   16,913                 $   15,294                $   10,665
2/29/2004            $   17,433                 $   15,770                $   10,963
3/31/2004            $   18,165                 $   16,180                $   11,352
4/30/2004            $   17,526                 $   15,766                $   10,983
5/31/2004            $   17,353                 $   15,769                $   10,772
6/30/2004            $   18,142                 $   16,324                $   11,332
7/31/2004            $   17,511                 $   15,671                $   10,809
8/31/2004            $   17,726                 $   15,795                $   10,873
9/30/2004            $   18,197                 $   16,267                $   11,101
10/31/2004           $   18,790                 $   16,775                $   11,508
11/30/2004           $   20,434                 $   18,086                $   12,414

AVERAGE ANNUAL    ONE     FIVE       FROM
TOTAL RETURN      YEAR    YEARS   12/29/1994
--------------------------------------------
                 36.34%   15.85%     7.47%

- THE MSCI EAFE SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EPAC FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown since April 1998 reflect a reimbursement fee of 0.675% of the net asset value at the time of purchase. From July 1995 to March 1998, the reimbursement fee was 0.7%. Prior to July 1995, the reimbursement fee was 1%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-EPAC is courtesy of Citigroup Global Markets Inc. MSCI EAFE Small Cap Index courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                       EMERGING       MSCI EMERGING MARKETS
                  MARKETS PORTFOLIO   FREE INDEX (PRICE-ONLY)
11/30/94               $    9,850           $   10,000
12/31/94               $    9,135           $    9,190
1/31/95                $    8,289           $    8,207
2/28/95                $    8,237           $    7,988
3/31/95                $    8,594           $    8,020
4/30/95                $    9,013           $    8,364
5/31/95                $    9,649           $    8,787
6/30/95                $    9,701           $    8,795
7/31/95                $   10,084           $    8,978
8/31/95                $    9,701           $    8,755
9/30/95                $    9,518           $    8,702
10/31/95               $    9,187           $    8,360
11/30/95               $    9,064           $    8,204
12/31/95               $    9,331           $    8,552
1/31/96                $   10,329           $    9,151
2/29/96                $   10,110           $    8,991
3/31/96                $   10,189           $    9,044
4/30/96                $   10,479           $    9,374
5/31/96                $   10,479           $    9,309
6/30/96                $   10,557           $    9,347
7/31/96                $    9,655           $    8,692
8/31/96                $    9,926           $    8,901
9/30/96                $   10,136           $    8,966
10/31/96               $    9,908           $    8,721
11/30/96               $   10,259           $    8,856
12/31/96               $   10,394           $    8,885
1/31/97                $   11,445           $    9,483
2/28/97                $   11,586           $    9,882
3/31/97                $   11,259           $    9,599
4/30/97                $   10,827           $    9,582
5/31/97                $   11,356           $    9,830
6/30/97                $   11,824           $   10,336
7/31/97                $   11,833           $   10,469
8/31/97                $   10,111           $    9,125
9/30/97                $   10,525           $    9,363
10/31/97               $    8,962           $    7,819
11/30/97               $    8,486           $    7,529
12/31/97               $    8,428           $    7,693
1/31/98                $    8,264           $    7,084
2/28/98                $    9,073           $    7,819
3/31/98                $    9,392           $    8,132
4/30/98                $    9,237           $    8,028
5/31/98                $    8,173           $    6,903
6/30/98                $    7,437           $    6,165
7/31/98                $    7,746           $    6,338
8/31/98                $    5,782           $    4,482
9/30/98                $    5,800           $    4,754
10/31/98               $    6,736           $    5,249
11/30/98               $    7,418           $    5,679
12/31/98               $    7,632           $    5,576
1/31/99                $    7,449           $    5,482
2/28/99                $    7,522           $    5,531
3/31/99                $    8,203           $    6,243
4/30/99                $    9,666           $    7,006
5/31/99                $    9,647           $    6,944
6/30/99                $   10,595           $    7,717
7/31/99                $   10,429           $    7,496
8/31/99                $   10,383           $    7,559
9/30/99                $   10,043           $    7,293
10/31/99               $   10,430           $    7,442
11/30/99               $   11,377           $    8,107
12/31/99               $   13,106           $    9,127
1/31/2000              $   12,903           $    9,164
2/29/2000              $   12,559           $    9,282
3/31/2000              $   12,634           $    9,313
4/30/2000              $   11,819           $    8,417
5/31/2000              $   11,162           $    8,051
6/30/2000              $   11,384           $    8,308
7/31/2000              $   10,717           $    7,871
8/31/2000              $   10,828           $    7,899
9/30/2000              $   10,050           $    7,199
10/31/2000             $    9,410           $    6,673
11/30/2000             $    8,818           $    6,086
12/31/2000             $    9,286           $    6,225
1/31/2001              $   10,245           $    7,068
2/28/2001              $    9,314           $    6,509
3/31/2001              $    8,392           $    5,840
4/30/2001              $    8,755           $    6,112
5/31/2001              $    8,820           $    6,165
6/30/2001              $    8,634           $    6,022
7/31/2001              $    8,326           $    5,626
8/31/2001              $    8,400           $    5,561
9/30/2001              $    7,031           $    4,688
10/31/2001             $    7,236           $    4,977
11/30/2001             $    8,027           $    5,491
12/31/2001             $    8,655           $    5,919
1/31/2002              $    9,136           $    6,112
2/28/2002              $    9,014           $    6,206
3/31/2002              $    9,392           $    6,554
4/30/2002              $    9,486           $    6,580
5/31/2002              $    9,250           $    6,458
6/30/2002              $    8,543           $    5,963
7/31/2002              $    8,127           $    5,494
8/31/2002              $    8,156           $    5,574
9/30/2002              $    7,297           $    4,962
10/31/2002             $    7,599           $    5,281
11/30/2002             $    8,165           $    5,639
12/31/2002             $    7,839           $    5,447
1/31/2003              $    7,829           $    5,416
2/28/2003              $    7,705           $    5,245
3/31/2003              $    7,581           $    5,077
4/30/2003              $    8,595           $    5,504
5/31/2003              $    9,227           $    5,882
6/30/2003              $    9,581           $    6,204
7/31/2003              $    9,773           $    6,575
8/31/2003              $   10,213           $    7,002
9/30/2003              $   10,663           $    7,041
10/31/2003             $   11,476           $    7,628
11/30/2003             $   11,362           $    7,707
12/31/2003             $   12,556           $    8,256
1/31/2004              $   12,788           $    8,525
2/29/2004              $   13,350           $    8,908
3/31/2004              $   13,437           $    8,989
4/30/2004              $   12,585           $    8,229
5/31/2004              $   12,430           $    8,041
6/30/2004              $   12,654           $    8,059
7/31/2004              $   12,644           $    7,890
8/31/2004              $   12,996           $    8,200
9/30/2004              $   13,722           $    8,655
10/31/2004             $   14,105           $    8,843
11/30/2004             $   15,333           $    9,658

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                 34.95%    6.05%     4.37%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 5, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                  EMERGING MARKETS       MSCI EMERGING MARKETS
                 SMALL CAP PORTFOLIO    FREE INDEX (PRICE-ONLY)
3/5/98                $   10,000             $   10,000
3/30/98               $   10,385             $   10,000
4/30/98               $   10,643             $    9,872
5/31/98               $    9,959             $    8,489
6/30/98               $    9,326             $    7,581
7/31/98               $    9,554             $    7,795
8/31/98               $    7,366             $    5,512
9/30/98               $    7,079             $    5,846
10/31/98              $    7,970             $    6,454
11/30/98              $    8,999             $    6,984
12/31/98              $    9,301             $    6,857
1/31/99               $    8,899             $    6,741
2/28/99               $    8,888             $    6,802
3/31/99               $    9,743             $    7,677
4/30/99               $   11,824             $    8,615
5/31/99               $   12,235             $    8,539
6/30/99               $   13,749             $    9,490
7/31/99               $   13,666             $    9,218
8/31/99               $   13,923             $    9,295
9/30/99               $   13,748             $    8,969
10/31/99              $   14,201             $    9,152
11/30/99              $   15,323             $    9,969
12/31/99              $   17,239             $   11,224
1/31/2000             $   17,568             $   11,269
2/29/2000             $   17,343             $   11,414
3/31/2000             $   17,291             $   11,452
4/30/2000             $   16,029             $   10,350
5/31/2000             $   15,147             $    9,900
6/30/2000             $   15,112             $   10,217
7/31/2000             $   14,611             $    9,680
8/31/2000             $   14,558             $    9,713
9/30/2000             $   13,642             $    8,853
10/31/2000            $   12,554             $    8,207
11/30/2000            $   11,741             $    7,484
12/31/2000            $   11,751             $    7,655
1/31/2001             $   12,409             $    8,692
2/28/2001             $   11,631             $    8,005
3/31/2001             $   10,674             $    7,182
4/30/2001             $   10,953             $    7,516
5/31/2001             $   11,073             $    7,581
6/30/2001             $   11,093             $    7,405
7/31/2001             $   10,893             $    6,919
8/31/2001             $   10,813             $    6,838
9/30/2001             $    9,158             $    5,766
10/31/2001            $    9,617             $    6,120
11/30/2001            $   10,634             $    6,752
12/31/2001            $   11,447             $    7,279
1/31/2002             $   12,330             $    7,516
2/28/2002             $   12,209             $    7,631
3/31/2002             $   12,972             $    8,059
4/30/2002             $   13,334             $    8,092
5/31/2002             $   13,214             $    7,941
6/30/2002             $   12,351             $    7,333
7/31/2002             $   11,768             $    6,756
8/31/2002             $   11,908             $    6,854
9/30/2002             $   10,543             $    6,103
10/31/2002            $   10,984             $    6,494
11/30/2002            $   11,828             $    6,934
12/31/2002            $   11,426             $    6,698
1/31/2003             $   11,631             $    6,660
2/28/2003             $   11,508             $    6,450
3/31/2003             $   11,406             $    6,243
4/30/2003             $   12,885             $    6,768
5/31/2003             $   13,851             $    7,233
6/30/2003             $   14,447             $    7,629
7/31/2003             $   14,735             $    8,086
8/31/2003             $   15,619             $    8,611
9/30/2003             $   16,215             $    8,659
10/31/2003            $   17,613             $    9,381
11/30/2003            $   17,962             $    9,478
12/31/2003            $   19,746             $   10,153
1/31/2004             $   20,331             $   10,483
2/29/2004             $   21,189             $   10,954
3/31/2004             $   21,544             $   11,054
4/30/2004             $   20,331             $   10,119
5/31/2004             $   19,474             $    9,889
6/30/2004             $   19,635             $    9,910
7/31/2004             $   19,761             $    9,703
8/31/2004             $   20,413             $   10,083
9/30/2004             $   21,549             $   10,643
10/31/2004            $   22,077             $   10,875
11/30/2004            $   24,169             $   11,877

AVERAGE ANNUAL     ONE     FIVE      FROM
TOTAL RETURN       YEAR    YEARS   3/5/1998
-------------------------------------------
                  34.55%   9.32%     13.99%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

DFA ONE-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX,
MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                  DFA ONE-YEAR FIXED  MERRILL LYNCH SIX-MONTH  MERRILL LYNCH ONE-YEAR  MERRILL LYNCH THREE-MONTH
                   INCOME PORTFOLIO   US TREASURY BILL INDEX   US TREASURY NOTE INDEX   US TREASURY BILL INDEX
11/30/94               $   10,000           $   10,000                $   10,000             $   10,000
12/31/94               $   10,030           $   10,043                $   10,034             $   10,050
1/31/95                $   10,124           $   10,108                $   10,134             $   10,100
2/28/95                $   10,220           $   10,168                $   10,224             $   10,149
3/31/95                $   10,283           $   10,220                $   10,283             $   10,200
4/30/95                $   10,350           $   10,274                $   10,342             $   10,248
5/31/95                $   10,459           $   10,336                $   10,435             $   10,302
6/30/95                $   10,518           $   10,390                $   10,495             $   10,354
7/31/95                $   10,573           $   10,443                $   10,546             $   10,404
8/31/95                $   10,625           $   10,495                $   10,597             $   10,456
9/30/95                $   10,672           $   10,539                $   10,642             $   10,502
10/31/95               $   10,729           $   10,590                $   10,705             $   10,551
11/30/95               $   10,779           $   10,642                $   10,769             $   10,599
12/31/95               $   10,830           $   10,702                $   10,829             $   10,657
1/31/96                $   10,876           $   10,755                $   10,897             $   10,706
2/29/96                $   10,919           $   10,794                $   10,910             $   10,749
3/31/96                $   10,967           $   10,831                $   10,940             $   10,789
4/30/96                $   11,004           $   10,875                $   10,978             $   10,835
5/31/96                $   11,041           $   10,920                $   11,017             $   10,883
6/30/96                $   11,099           $   10,967                $   11,076             $   10,927
7/31/96                $   11,150           $   11,015                $   11,118             $   10,977
8/31/96                $   11,204           $   11,063                $   11,170             $   11,026
9/30/96                $   11,270           $   11,121                $   11,246             $   11,078
10/31/96               $   11,351           $   11,174                $   11,329             $   11,125
11/30/96               $   11,417           $   11,223                $   11,385             $   11,173
12/31/96               $   11,455           $   11,271                $   11,424             $   11,222
1/31/97                $   11,512           $   11,320                $   11,480             $   11,274
2/28/97                $   11,559           $   11,372                $   11,522             $   11,318
3/31/97                $   11,578           $   11,417                $   11,551             $   11,366
4/30/97                $   11,655           $   11,470                $   11,619             $   11,420
5/31/97                $   11,711           $   11,532                $   11,691             $   11,478
6/30/97                $   11,780           $   11,588                $   11,760             $   11,521
7/31/97                $   11,860           $   11,641                $   11,845             $   11,573
8/31/97                $   11,894           $   11,689                $   11,881             $   11,622
9/30/97                $   11,965           $   11,748                $   11,944             $   11,676
10/31/97               $   12,034           $   11,801                $   12,010             $   11,726
11/30/97               $   12,070           $   11,844                $   12,045             $   11,772
12/31/97               $   12,141           $   11,898                $   12,102             $   11,822
1/31/98                $   12,213           $   11,959                $   12,180             $   11,878
2/28/98                $   12,253           $   12,003                $   12,212             $   11,921
3/31/98                $   12,314           $   12,062                $   12,274             $   11,977
4/30/98                $   12,360           $   12,115                $   12,332             $   12,031
5/31/98                $   12,428           $   12,168                $   12,382             $   12,081
6/30/98                $   12,475           $   12,227                $   12,442             $   12,132
7/31/98                $   12,546           $   12,285                $   12,500             $   12,185
8/31/98                $   12,603           $   12,348                $   12,602             $   12,241
9/30/98                $   12,661           $   12,422                $   12,705             $   12,304
10/31/98               $   12,705           $   12,474                $   12,771             $   12,352
11/30/98               $   12,761           $   12,508                $   12,772             $   12,393
12/31/98               $   12,831           $   12,560                $   12,817             $   12,442
1/31/99                $   12,881           $   12,608                $   12,863             $   12,487
2/28/99                $   12,912           $   12,642                $   12,869             $   12,523
3/31/99                $   12,977           $   12,700                $   12,948             $   12,574
4/30/99                $   13,033           $   12,743                $   12,995             $   12,620
5/31/99                $   13,060           $   12,787                $   13,030             $   12,669
6/30/99                $   13,115           $   12,833                $   13,084             $   12,722
7/31/99                $   13,157           $   12,889                $   13,138             $   12,774
8/31/99                $   13,176           $   12,928                $   13,179             $   12,825
9/30/99                $   13,248           $   12,991                $   13,247             $   12,883
10/31/99               $   13,307           $   13,039                $   13,279             $   12,933
11/30/99               $   13,371           $   13,084                $   13,307             $   12,985
12/31/99               $   13,421           $   13,143                $   13,335             $   13,044
1/31/2000              $   13,447           $   13,199                $   13,370             $   13,100
2/29/2000              $   13,532           $   13,264                $   13,438             $   13,157
3/31/2000              $   13,600           $   13,331                $   13,506             $   13,226
4/30/2000              $   13,649           $   13,394                $   13,577             $   13,288
5/31/2000              $   13,703           $   13,465                $   13,650             $   13,369
6/30/2000              $   13,802           $   13,542                $   13,754             $   13,426
7/31/2000              $   13,893           $   13,608                $   13,836             $   13,487
8/31/2000              $   13,978           $   13,682                $   13,923             $   13,557
9/30/2000              $   14,083           $   13,755                $   14,007             $   13,629
10/31/2000             $   14,152           $   13,830                $   14,077             $   13,700
11/30/2000             $   14,238           $   13,910                $   14,177             $   13,775
12/31/2000             $   14,322           $   13,998                $   14,313             $   13,851
1/31/2001              $   14,421           $   14,112                $   14,476             $   13,942
2/28/2001              $   14,494           $   14,170                $   14,553             $   13,995
3/31/2001              $   14,549           $   14,251                $   14,661             $   14,060
4/30/2001              $   14,621           $   14,309                $   14,728             $   14,121
5/31/2001              $   14,670           $   14,378                $   14,816             $   14,176
6/30/2001              $   14,716           $   14,416                $   14,859             $   14,218
7/31/2001              $   14,800           $   14,473                $   14,966             $   14,265
8/31/2001              $   14,866           $   14,525                $   15,025             $   14,312
9/30/2001              $   15,018           $   14,617                $   15,188             $   14,373
10/31/2001             $   15,107           $   14,669                $   15,292             $   14,411
11/30/2001             $   15,120           $   14,706                $   15,309             $   14,442
12/31/2001             $   15,146           $   14,727                $   15,354             $   14,465
1/31/2002              $   15,175           $   14,749                $   15,379             $   14,487
2/28/2002              $   15,232           $   14,775                $   15,427             $   14,506
3/31/2002              $   15,179           $   14,793                $   15,393             $   14,528
4/30/2002              $   15,272           $   14,834                $   15,500             $   14,551
5/31/2002              $   15,334           $   14,864                $   15,544             $   14,574
6/30/2002              $   15,412           $   14,897                $   15,628             $   14,596
7/31/2002              $   15,519           $   14,924                $   15,698             $   14,618
8/31/2002              $   15,565           $   14,946                $   15,715             $   14,638
9/30/2002              $   15,612           $   14,979                $   15,778             $   14,662
10/31/2002             $   15,657           $   15,003                $   15,811             $   14,684
11/30/2002             $   15,640           $   15,030                $   15,815             $   14,707
12/31/2002             $   15,737           $   15,052                $   15,875             $   14,725
1/31/2003              $   15,753           $   15,071                $   15,887             $   14,740
2/28/2003              $   15,799           $   15,084                $   15,916             $   14,753
3/31/2003              $   15,822           $   15,105                $   15,945             $   14,771
4/30/2003              $   15,855           $   15,117                $   15,962             $   14,784
5/31/2003              $   15,890           $   15,135                $   15,983             $   14,799
6/30/2003              $   15,908           $   15,158                $   16,015             $   14,819
7/31/2003              $   15,865           $   15,167                $   16,007             $   14,830
8/31/2003              $   15,879           $   15,181                $   16,023             $   14,842
9/30/2003              $   15,957           $   15,199                $   16,066             $   14,856
10/31/2003             $   15,928           $   15,213                $   16,061             $   14,868
11/30/2003             $   15,930           $   15,226                $   16,058             $   14,880
12/31/2003             $   15,993           $   15,248                $   16,108             $   14,895
1/31/2004              $   16,008           $   15,263                $   16,132             $   14,907
2/29/2004              $   16,050           $   15,275                $   16,166             $   14,917
3/31/2004              $   16,080           $   15,289                $   16,180             $   14,929
4/30/2004              $   16,021           $   15,297                $   16,139             $   14,941
5/31/2004              $   16,008           $   15,304                $   16,137             $   14,955
6/30/2004              $   15,994           $   15,310                $   16,133             $   14,965
7/31/2004              $   16,044           $   15,336                $   16,170             $   14,983
8/31/2004              $   16,112           $   15,362                $   16,217             $   15,001
9/30/2004              $   16,101           $   15,378                $   16,212             $   15,021
10/31/2004             $   16,140           $   15,398                $   16,239             $   15,040
11/30/2004             $   16,102           $   15,412                $   16,215             $   15,061

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                  1.08%   3.79%     4.89%

- THE SIX-MONTH US TREASURY BILL INDEX AND THE ONE-YEAR US TREASURY NOTE INDEX ARE REPLACING THE THREE-MONTH US TREASURY BILL INDEX FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

US Treasury instrument indices courtesy of Merrill Lynch.

[CHART]

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                 DFA TWO-YEAR GLOBAL       MERRILL LYNCH 1-3 YEAR
                FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX
2/9/96              $   10,000
2/29/96             $   10,000                   $   10,000
3/31/96             $   10,046                   $    9,993
4/30/96             $   10,096                   $   10,002
5/31/96             $   10,147                   $   10,023
6/30/96             $   10,184                   $   10,096
7/31/96             $   10,256                   $   10,137
8/31/96             $   10,357                   $   10,172
9/30/96             $   10,429                   $   10,265
10/31/96            $   10,520                   $   10,381
11/30/96            $   10,592                   $   10,461
12/31/96            $   10,635                   $   10,462
1/31/97             $   10,709                   $   10,511
2/28/97             $   10,750                   $   10,536
3/31/97             $   10,747                   $   10,534
4/30/97             $   10,811                   $   10,620
5/31/97             $   10,884                   $   10,694
6/30/97             $   10,962                   $   10,767
7/31/97             $   11,016                   $   10,887
8/31/97             $   11,059                   $   10,898
9/30/97             $   11,128                   $   10,981
10/31/97            $   11,171                   $   11,061
11/30/97            $   11,204                   $   11,087
12/31/97            $   11,260                   $   11,163
1/31/98             $   11,351                   $   11,271
2/28/98             $   11,396                   $   11,282
3/31/98             $   11,458                   $   11,331
4/30/98             $   11,492                   $   11,385
5/31/98             $   11,561                   $   11,448
6/30/98             $   11,603                   $   11,507
7/31/98             $   11,661                   $   11,562
8/31/98             $   11,741                   $   11,698
9/30/98             $   11,814                   $   11,850
10/31/98            $   11,872                   $   11,902
11/30/98            $   11,918                   $   11,890
12/31/98            $   11,988                   $   11,936
1/31/99             $   12,047                   $   11,987
2/28/99             $   12,094                   $   11,935
3/31/99             $   12,149                   $   12,022
4/30/99             $   12,196                   $   12,064
5/31/99             $   12,219                   $   12,057
6/30/99             $   12,269                   $   12,094
7/31/99             $   12,294                   $   12,127
8/31/99             $   12,342                   $   12,159
9/30/99             $   12,405                   $   12,241
10/31/99            $   12,429                   $   12,277
11/30/99            $   12,478                   $   12,304
12/31/99            $   12,537                   $   12,326
1/31/2000           $   12,562                   $   12,323
2/29/2000           $   12,638                   $   12,406
3/31/2000           $   12,693                   $   12,479
4/30/2000           $   12,745                   $   12,508
5/31/2000           $   12,783                   $   12,553
6/30/2000           $   12,860                   $   12,690
7/31/2000           $   12,925                   $   12,776
8/31/2000           $   13,003                   $   12,874
9/30/2000           $   13,091                   $   12,975
10/31/2000          $   13,157                   $   13,036
11/30/2000          $   13,249                   $   13,164
12/31/2000          $   13,347                   $   13,322
1/31/2001           $   13,444                   $   13,500
2/28/2001           $   13,499                   $   13,589
3/31/2001           $   13,560                   $   13,709
4/30/2001           $   13,616                   $   13,747
5/31/2001           $   13,658                   $   13,835
6/30/2001           $   13,708                   $   13,888
7/31/2001           $   13,793                   $   14,057
8/31/2001           $   13,864                   $   14,146
9/30/2001           $   14,043                   $   14,369
10/31/2001          $   14,156                   $   14,511
11/30/2001          $   14,142                   $   14,474
12/31/2001          $   14,156                   $   14,482
1/31/2002           $   14,199                   $   14,513
2/28/2002           $   14,256                   $   14,577
3/31/2002           $   14,173                   $   14,485
4/30/2002           $   14,302                   $   14,644
5/31/2002           $   14,373                   $   14,720
6/30/2002           $   14,472                   $   14,834
7/31/2002           $   14,630                   $   14,989
8/31/2002           $   14,687                   $   15,061
9/30/2002           $   14,753                   $   15,185
10/31/2002          $   14,811                   $   15,214
11/30/2002          $   14,781                   $   15,209
12/31/2002          $   14,903                   $   15,364
1/31/2003           $   14,917                   $   15,386
2/28/2003           $   14,977                   $   15,464
3/31/2003           $   15,003                   $   15,498
4/30/2003           $   15,048                   $   15,552
5/31/2003           $   15,108                   $   15,636
6/30/2003           $   15,126                   $   15,669
7/31/2003           $   15,037                   $   15,575
8/31/2003           $   15,037                   $   15,589
9/30/2003           $   15,178                   $   15,748
10/31/2003          $   15,118                   $   15,690
11/30/2003          $   15,118                   $   15,690
12/31/2003          $   15,189                   $   15,789
1/31/2004           $   15,219                   $   15,828
2/29/2004           $   15,295                   $   15,909
3/31/2004           $   15,333                   $   15,965
4/30/2004           $   15,196                   $   15,811
5/31/2004           $   15,165                   $   15,785
6/30/2004           $   15,149                   $   15,785
7/31/2004           $   15,210                   $   15,855
8/31/2004           $   15,302                   $   15,974
9/30/2004           $   15,294                   $   15,964
10/31/2004          $   15,325                   $   16,017
11/30/2004          $   15,279                   $   15,940

AVERAGE ANNUAL   ONE     FIVE       FROM
TOTAL RETURN     YEAR    YEARS    2/9/1996
------------------------------------------
                 1.08%   4.14%      4.93%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

DFA FIVE-YEAR GOVERNMENT PORTFOLIO VS.
LEHMAN INTERMEDIATE GOVERNMENT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                         DFA FIVE-YEAR       LEHMAN INTERMEDIATE
                     GOVERNMENT PORTFOLIO     GOVERNMENT INDEX
11/30/94                 $   10,000              $   10,000
12/31/94                 $   10,029              $   10,033
1/31/95                  $   10,143              $   10,197
2/28/95                  $   10,251              $   10,393
3/31/95                  $   10,302              $   10,450
4/30/95                  $   10,377              $   10,572
5/31/95                  $   10,570              $   10,870
6/30/95                  $   10,631              $   10,939
7/31/95                  $   10,673              $   10,945
8/31/95                  $   10,752              $   11,035
9/30/95                  $   10,805              $   11,109
10/31/95                 $   10,880              $   11,231
11/30/95                 $   10,935              $   11,368
12/31/95                 $   10,987              $   11,480
1/31/96                  $   11,040              $   11,577
2/29/96                  $   11,084              $   11,454
3/31/96                  $   11,117              $   11,401
4/30/96                  $   11,140              $   11,368
5/31/96                  $   11,172              $   11,363
6/30/96                  $   11,273              $   11,478
7/31/96                  $   11,306              $   11,514
8/31/96                  $   11,329              $   11,527
9/30/96                  $   11,465              $   11,675
10/31/96                 $   11,635              $   11,867
11/30/96                 $   11,759              $   12,011
12/31/96                 $   11,713              $   11,946
1/31/97                  $   11,760              $   11,991
2/28/97                  $   11,772              $   12,010
3/31/97                  $   11,737              $   11,942
4/30/97                  $   11,842              $   12,077
5/31/97                  $   11,924              $   12,171
6/30/97                  $   12,011              $   12,276
7/31/97                  $   12,166              $   12,501
8/31/97                  $   12,166              $   12,454
9/30/97                  $   12,262              $   12,590
10/31/97                 $   12,358              $   12,737
11/30/97                 $   12,393              $   12,765
12/31/97                 $   12,462              $   12,868
1/31/98                  $   12,536              $   13,036
2/28/98                  $   12,585              $   13,021
3/31/98                  $   12,647              $   13,062
4/30/98                  $   12,696              $   13,124
5/31/98                  $   12,758              $   13,215
6/30/98                  $   12,804              $   13,304
7/31/98                  $   12,867              $   13,354
8/31/98                  $   12,917              $   13,606
9/30/98                  $   12,981              $   13,924
10/31/98                 $   13,031              $   13,947
11/30/98                 $   13,082              $   13,904
12/31/98                 $   13,138              $   13,958
1/31/99                  $   13,191              $   14,021
2/28/99                  $   13,230              $   13,829
3/31/99                  $   13,295              $   13,920
4/30/99                  $   13,347              $   13,958
5/31/99                  $   13,347              $   13,873
6/30/99                  $   13,394              $   13,893
7/31/99                  $   13,421              $   13,895
8/31/99                  $   13,447              $   13,914
9/30/99                  $   13,540              $   14,034
10/31/99                 $   13,579              $   14,062
11/30/99                 $   13,619              $   14,072
12/31/99                 $   13,635              $   14,028
1/31/2000                $   13,649              $   13,980
2/29/2000                $   13,744              $   14,097
3/31/2000                $   13,786              $   14,257
4/30/2000                $   13,841              $   14,252
5/31/2000                $   13,882              $   14,290
6/30/2000                $   14,024              $   14,517
7/31/2000                $   14,108              $   14,613
8/31/2000                $   14,207              $   14,777
9/30/2000                $   14,319              $   14,905
10/31/2000               $   14,375              $   15,008
11/30/2000               $   14,458              $   15,229
12/31/2000               $   14,558              $   15,497
1/31/2001                $   14,674              $   15,703
2/28/2001                $   14,733              $   15,847
3/31/2001                $   14,805              $   15,961
4/30/2001                $   14,848              $   15,910
5/31/2001                $   14,921              $   15,976
6/30/2001                $   14,902              $   16,027
7/31/2001                $   15,153              $   16,326
8/31/2001                $   15,302              $   16,472
9/30/2001                $   15,643              $   16,824
10/31/2001               $   15,881              $   17,087
11/30/2001               $   15,644              $   16,883
12/31/2001               $   15,585              $   16,802
1/31/2002                $   15,630              $   16,875
2/28/2002                $   15,797              $   17,015
3/31/2002                $   15,524              $   16,758
4/30/2002                $   15,873              $   17,071
5/31/2002                $   16,026              $   17,191
6/30/2002                $   16,289              $   17,405
7/31/2002                $   16,644              $   17,733
8/31/2002                $   16,890              $   17,935
9/30/2002                $   17,184              $   18,243
10/31/2002               $   17,215              $   18,231
11/30/2002               $   17,060              $   18,086
12/31/2002               $   17,421              $   18,421
1/31/2003                $   17,390              $   18,381
2/28/2003                $   17,689              $   18,588
3/31/2003                $   17,673              $   18,592
4/30/2003                $   17,785              $   18,644
5/31/2003                $   18,195              $   18,937
6/30/2003                $   18,161              $   18,906
7/31/2003                $   17,522              $   18,447
8/31/2003                $   17,474              $   18,480
9/30/2003                $   18,034              $   18,881
10/31/2003               $   17,762              $   18,696
11/30/2003               $   17,746              $   18,698
12/31/2003               $   17,890              $   18,844
1/31/2004                $   18,008              $   18,946
2/29/2004                $   18,226              $   19,126
3/31/2004                $   18,428              $   19,259
4/30/2004                $   17,873              $   18,829
5/31/2004                $   17,738              $   18,768
6/30/2004                $   17,835              $   18,816
7/31/2004                $   17,954              $   18,952
8/31/2004                $   18,295              $   19,233
9/30/2004                $   18,334              $   19,241
10/31/2004               $   18,472              $   19,358
11/30/2004               $   18,283              $   19,178

AVERAGE ANNUAL    ONE    FIVE      TEN
TOTAL RETURN      YEAR   YEARS    YEARS
---------------------------------------
                  3.02%  6.06%     6.21%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Intermediate Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO VS.
LEHMAN AGGREGATE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                      DFA FIVE-YEAR GLOBAL       LEHMAN
                     FIXED INCOME PORTFOLIO  AGGREGATE INDEX
11/30/94                  $   10,000           $   10,000
12/31/94                  $    9,987           $   10,069
1/31/95                   $   10,068           $   10,268
2/28/95                   $   10,216           $   10,513
3/31/95                   $   10,419           $   10,577
4/30/95                   $   10,561           $   10,725
5/31/95                   $   10,820           $   11,140
6/30/95                   $   10,840           $   11,221
7/31/95                   $   10,934           $   11,197
8/31/95                   $   11,012           $   11,332
9/30/95                   $   11,167           $   11,442
10/31/95                  $   11,281           $   11,591
11/30/95                  $   11,525           $   11,765
12/31/95                  $   11,591           $   11,929
1/31/96                   $   11,687           $   12,008
2/29/96                   $   11,564           $   11,799
3/31/96                   $   11,650           $   11,717
4/30/96                   $   11,717           $   11,651
5/31/96                   $   11,831           $   11,628
6/30/96                   $   11,875           $   11,783
7/31/96                   $   11,978           $   11,815
8/31/96                   $   12,161           $   11,795
9/30/96                   $   12,379           $   12,000
10/31/96                  $   12,610           $   12,267
11/30/96                  $   12,807           $   12,477
12/31/96                  $   12,839           $   12,361
1/31/97                   $   12,950           $   12,399
2/28/97                   $   13,073           $   12,430
3/31/97                   $   12,984           $   12,292
4/30/97                   $   13,084           $   12,476
5/31/97                   $   13,183           $   12,595
6/30/97                   $   13,386           $   12,745
7/31/97                   $   13,550           $   13,089
8/31/97                   $   13,575           $   12,978
9/30/97                   $   13,702           $   13,170
10/31/97                  $   13,752           $   13,361
11/30/97                  $   13,815           $   13,422
12/31/97                  $   13,907           $   13,558
1/31/98                   $   14,044           $   13,731
2/28/98                   $   14,141           $   13,720
3/31/98                   $   14,230           $   13,767
4/30/98                   $   14,286           $   13,838
5/31/98                   $   14,397           $   13,970
6/30/98                   $   14,461           $   14,089
7/31/98                   $   14,559           $   14,118
8/31/98                   $   14,684           $   14,348
9/30/98                   $   14,862           $   14,684
10/31/98                  $   14,960           $   14,606
11/30/98                  $   15,030           $   14,690
12/31/98                  $   15,071           $   14,734
1/31/99                   $   15,200           $   14,838
2/28/99                   $   15,245           $   14,579
3/31/99                   $   15,357           $   14,659
4/30/99                   $   15,459           $   14,706
5/31/99                   $   15,459           $   14,576
6/30/99                   $   15,392           $   14,530
7/31/99                   $   15,408           $   14,469
8/31/99                   $   15,452           $   14,461
9/30/99                   $   15,517           $   14,629
10/31/99                  $   15,517           $   14,683
11/30/99                  $   15,576           $   14,682
12/31/99                  $   15,631           $   14,611
1/31/2000                 $   15,662           $   14,563
2/29/2000                 $   15,739           $   14,739
3/31/2000                 $   15,836           $   14,934
4/30/2000                 $   15,914           $   14,891
5/31/2000                 $   15,944           $   14,883
6/30/2000                 $   16,041           $   15,193
7/31/2000                 $   16,134           $   15,331
8/31/2000                 $   16,212           $   15,553
9/30/2000                 $   16,320           $   15,651
10/31/2000                $   16,431           $   15,754
11/30/2000                $   16,525           $   16,013
12/31/2000                $   16,670           $   16,311
1/31/2001                 $   16,802           $   16,577
2/28/2001                 $   16,885           $   16,721
3/31/2001                 $   16,974           $   16,804
4/30/2001                 $   17,023           $   16,734
5/31/2001                 $   17,090           $   16,834
6/30/2001                 $   17,102           $   16,898
7/31/2001                 $   17,235           $   17,277
8/31/2001                 $   17,369           $   17,475
9/30/2001                 $   17,635           $   17,678
10/31/2001                $   17,854           $   18,048
11/30/2001                $   17,718           $   17,798
12/31/2001                $   17,658           $   17,685
1/31/2002                 $   17,709           $   17,828
2/28/2002                 $   17,863           $   18,001
3/31/2002                 $   17,579           $   17,702
4/30/2002                 $   17,890           $   18,045
5/31/2002                 $   18,046           $   18,199
6/30/2002                 $   18,272           $   18,357
7/31/2002                 $   18,635           $   18,579
8/31/2002                 $   18,877           $   18,893
9/30/2002                 $   19,247           $   19,199
10/31/2002                $   19,230           $   19,111
11/30/2002                $   19,055           $   19,105
12/31/2002                $   19,490           $   19,501
1/31/2003                 $   19,417           $   19,518
2/28/2003                 $   19,703           $   19,788
3/31/2003                 $   19,715           $   19,772
4/30/2003                 $   19,786           $   19,936
5/31/2003                 $   20,233           $   20,307
6/30/2003                 $   20,211           $   20,266
7/31/2003                 $   19,653           $   19,585
8/31/2003                 $   19,617           $   19,714
9/30/2003                 $   20,157           $   20,237
10/31/2003                $   19,902           $   20,049
11/30/2003                $   19,902           $   20,097
12/31/2003                $   20,068           $   20,302
1/31/2004                 $   20,221           $   20,464
2/29/2004                 $   20,431           $   20,686
3/31/2004                 $   20,655           $   20,841
4/30/2004                 $   20,021           $   20,298
5/31/2004                 $   19,925           $   20,217
6/30/2004                 $   19,981           $   20,331
7/31/2004                 $   20,137           $   20,533
8/31/2004                 $   20,524           $   20,925
9/30/2004                 $   20,565           $   20,981
10/31/2004                $   20,702           $   21,157
11/30/2004                $   20,507           $   20,989

AVERAGE ANNUAL    ONE     FIVE       TEN
TOTAL RETURN      YEAR    YEARS     YEARS
-----------------------------------------
                  3.04%   5.66%      7.45%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Aggregate Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO VS.
LEHMAN GOVERNMENT INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                        DFA INTERMEDIATE GOVERNMENT   LEHMAN GOVERNMENT
                          FIXED INCOME PORTFOLIO            INDEX
11/30/94                         $   10,000              $   10,000
12/31/94                         $   10,044              $   10,061
1/31/95                          $   10,228              $   10,248
2/28/95                          $   10,498              $   10,468
3/31/95                          $   10,552              $   10,534
4/30/95                          $   10,717              $   10,672
5/31/95                          $   11,185              $   11,103
6/30/95                          $   11,277              $   11,188
7/31/95                          $   11,221              $   11,147
8/31/95                          $   11,351              $   11,277
9/30/95                          $   11,447              $   11,385
10/31/95                         $   11,608              $   11,558
11/30/95                         $   11,806              $   11,739
12/31/95                         $   11,961              $   11,905
1/31/96                          $   12,056              $   11,978
2/29/96                          $   11,833              $   11,734
3/31/96                          $   11,693              $   11,636
4/30/96                          $   11,585              $   11,562
5/31/96                          $   11,542              $   11,542
6/30/96                          $   11,698              $   11,691
7/31/96                          $   11,720              $   11,720
8/31/96                          $   11,687              $   11,694
9/30/96                          $   11,898              $   11,889
10/31/96                         $   12,174              $   12,150
11/30/96                         $   12,394              $   12,362
12/31/96                         $   12,244              $   12,235
1/31/97                          $   12,266              $   12,249
2/28/97                          $   12,277              $   12,266
3/31/97                          $   12,126              $   12,136
4/30/97                          $   12,297              $   12,311
5/31/97                          $   12,412              $   12,417
6/30/97                          $   12,546              $   12,556
7/31/97                          $   12,927              $   12,912
8/31/97                          $   12,765              $   12,784
9/30/97                          $   12,973              $   12,976
10/31/97                         $   13,208              $   13,201
11/30/97                         $   13,232              $   13,268
12/31/97                         $   13,366              $   13,407
1/31/98                          $   13,594              $   13,608
2/28/98                          $   13,570              $   13,572
3/31/98                          $   13,590              $   13,610
4/30/98                          $   13,651              $   13,671
5/31/98                          $   13,797              $   13,812
6/30/98                          $   13,915              $   13,969
7/31/98                          $   13,940              $   13,990
8/31/98                          $   14,297              $   14,354
9/30/98                          $   14,860              $   14,741
10/31/98                         $   14,735              $   14,691
11/30/98                         $   14,698              $   14,696
12/31/98                         $   14,773              $   14,728
1/31/99                          $   14,825              $   14,814
2/28/99                          $   14,391              $   14,461
3/31/99                          $   14,497              $   14,517
4/30/99                          $   14,510              $   14,551
5/31/99                          $   14,304              $   14,423
6/30/99                          $   14,247              $   14,394
7/31/99                          $   14,208              $   14,372
8/31/99                          $   14,183              $   14,372
9/30/99                          $   14,332              $   14,489
10/31/99                         $   14,345              $   14,512
11/30/99                         $   14,345              $   14,492
12/31/99                         $   14,246              $   14,397
1/31/2000                        $   14,152              $   14,418
2/29/2000                        $   14,287              $   14,622
3/31/2000                        $   14,470              $   14,880
4/30/2000                        $   14,388              $   14,838
5/31/2000                        $   14,360              $   14,847
6/30/2000                        $   14,732              $   15,111
7/31/2000                        $   14,843              $   15,258
8/31/2000                        $   15,107              $   15,484
9/30/2000                        $   15,252              $   15,527
10/31/2000                       $   15,408              $   15,676
11/30/2000                       $   15,745              $   15,985
12/31/2000                       $   16,175              $   16,303
1/31/2001                        $   16,376              $   16,467
2/28/2001                        $   16,620              $   16,655
3/31/2001                        $   16,699              $   16,714
4/30/2001                        $   16,482              $   16,543
5/31/2001                        $   16,525              $   16,598
6/30/2001                        $   16,588              $   16,674
7/31/2001                        $   17,057              $   17,074
8/31/2001                        $   17,293              $   17,286
9/30/2001                        $   17,723              $   17,587
10/31/2001                       $   18,200              $   18,040
11/30/2001                       $   17,723              $   17,636
12/31/2001                       $   17,503              $   17,483
1/31/2002                        $   17,594              $   17,596
2/28/2002                        $   17,821              $   17,758
3/31/2002                        $   17,355              $   17,373
4/30/2002                        $   17,814              $   17,786
5/31/2002                        $   18,044              $   17,893
6/30/2002                        $   18,398              $   18,144
7/31/2002                        $   18,895              $   18,543
8/31/2002                        $   19,344              $   18,910
9/30/2002                        $   19,958              $   19,353
10/31/2002                       $   19,738              $   19,198
11/30/2002                       $   19,487              $   19,033
12/31/2002                       $   20,132              $   19,493
1/31/2003                        $   19,985              $   19,444
2/28/2003                        $   20,473              $   19,758
3/31/2003                        $   20,403              $   19,700
4/30/2003                        $   20,550              $   19,791
5/31/2003                        $   21,255              $   20,305
6/30/2003                        $   21,113              $   20,200
7/31/2003                        $   19,933              $   19,366
8/31/2003                        $   19,982              $   19,474
9/30/2003                        $   20,752              $   20,041
10/31/2003                       $   20,398              $   19,756
11/30/2003                       $   20,432              $   19,780
12/31/2003                       $   20,625              $   19,956
1/31/2004                        $   20,818              $   20,121
2/29/2004                        $   21,115              $   20,362
3/31/2004                        $   21,404              $   20,542
4/30/2004                        $   20,558              $   19,924
5/31/2004                        $   20,416              $   19,850
6/30/2004                        $   20,562              $   19,930
7/31/2004                        $   20,777              $   20,116
8/31/2004                        $   21,312              $   20,508
9/30/2004                        $   21,382              $   20,549
10/31/2004                       $   21,581              $   20,713
11/30/2004                       $   21,292              $   20,467

AVERAGE ANNUAL    ONE     FIVE      TEN
TOTAL RETURN      YEAR    YEARS    YEARS
-----------------------------------------
                  4.21%   8.22%     7.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Government Index courtesy of Lehman Brothers, Inc.

[CHART]

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO VS.
LEHMAN MUNICIPAL THREE-YEAR BOND INDEX
AUGUST 20, 2002-NOVEMBER 30, 2004

GROWTH OF $10,000

                                DFA SHORT-TERM          LEHMAN MUNICIPAL
                           MUNICIPAL BOND PORTFOLIO   THREE-YEAR BOND INDEX
8/20/2002                          $   10,000              $   10,000
8/30/2002                          $    9,990              $   10,017
9/30/2002                          $   10,063              $   10,096
10/31/2002                         $   10,005              $   10,041
11/30/2002                         $    9,997              $   10,044
12/31/2002                         $   10,115              $   10,188
1/31/2003                          $   10,135              $   10,221
2/28/2003                          $   10,199              $   10,286
3/31/2003                          $   10,182              $   10,274
4/30/2003                          $   10,216              $   10,302
5/31/2003                          $   10,300              $   10,381
6/30/2003                          $   10,292              $   10,364
7/31/2003                          $   10,164              $   10,271
8/31/2003                          $   10,206              $   10,323
9/30/2003                          $   10,351              $   10,478
10/31/2003                         $   10,313              $   10,429
11/30/2003                         $   10,315              $   10,439
12/31/2003                         $   10,344              $   10,461
1/31/2004                          $   10,365              $   10,498
2/29/2004                          $   10,444              $   10,587
3/31/2004                          $   10,419              $   10,559
4/30/2004                          $   10,291              $   10,452
5/31/2004                          $   10,263              $   10,411
6/30/2004                          $   10,278              $   10,430
7/31/2004                          $   10,333              $   10,506
8/31/2004                          $   10,430              $   10,616
9/30/2004                          $   10,444              $   10,628
10/31/2004                         $   10,480              $   10,657
11/30/2004                         $   10,445              $   10,607

AVERAGE ANNUAL     ONE        FROM
TOTAL RETURN       YEAR     8/20/2002
-------------------------------------
                   1.27%      1.93%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Lehman Municipal Three-Year Bond Index courtesy of Lehman Brothers, Inc.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index(R)                                                20.00%
Russell 3000 Growth Index(R)                                                6.24%
CRSP 9-10 Index (micro cap companies)                                      14.99%
Russell 2000 Index(R)(small companies)                                     17.25%
Russell 1000 Index(R)(large companies)                                     12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index(R)(small value companies)                         23.72%
Russell 2000 Growth Index(R)(small growth companies)                       10.84%
Russell 1000 Value Index(R)(large value companies)                         19.65%
Russell 1000 Growth Index(R)(large growth companies)                        5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

     The U.S. Large Company Portfolio seeks to produce returns similar to those of the S&P 500 Index(R) by purchasing shares of a Master Fund that invests in S&P 500 Index(R) stocks in approximately the same proportions as they are represented in the S&P 500 Index(R). The Master Fund essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.90% of the Master Fund's assets. For the year ended November 30, 2004, total returns were 12.68% for the U.S. Large Company Portfolio, and 12.85% for the S&P 500 Index(R). The securities in the Master Fund closely tracked the investment results of the S&P 500 Index(R). Underperformance of the Portfolio relative to the Index was primarily due to differences in expenses between the Portfolio and the Index. Results for the S&P 500 Index(R) are not diminished by management and administrative expenses associated with running a live portfolio.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     The Enhanced U.S. Large Company Portfolio seeks to achieve a total return that exceeds the total return performance of the S&P 500 Index(R) by purchasing shares of a Master Fund that uses an "enhanced cash" strategy. This strategy combines investment in high grade, short-term fixed income instruments with an overlay of S&P 500 Index(R) futures contracts or swaps. For the year ended November 30, 2004, approximately 87% of the overlay instruments consisted of S&P 500 Index(R) futures contracts, and the remaining 13% were swap contracts. The behavior of S&P 500 Index(R) futures contracts is determined principally by the performance of the S&P 500 Index(R). For the year ended November 30, 2004, total return was 12.28% for the Enhanced U.S. Large Company Portfolio, and 12.85% for the S&P 500 Index(R). Relative to the S&P 500 Index(R), underperformance was due to returns of the fixed income securities in the Master Fund as well as differences in costs between the Portfolio and the Index. An important component of the pricing of futures contracts is the short-term interest rate such as the London Interbank Offered Rate (LIBOR). To the extent the fixed income assets in the Master Fund underperform the returns associated with LIBOR-based instruments, the investment results of the Master Fund as a whole will generally underperform the S&P 500 Index(R). For the year ending November 30, 2004, fixed income securities with very short duration such as LIBOR-based instruments outperformed the fixed income component of the Master Fund. The average duration for LIBOR-type instruments was 0.13 years compared to 0.90 years for the Portfolio.

U.S. LARGE CAP VALUE PORTFOLIO

     The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 223 stocks as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 19.65% for the Russell 1000 Value Index(R) and 21.48% for the U.S. Large Cap Value Portfolio. Relative to the Russell 1000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index(R) and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

U.S. SMALL XM VALUE PORTFOLIO

     The U.S. Small XM Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. The Master Fund refrains from purchasing the very smallest ("micro cap") stocks. As of November 30, 2004, the Master Fund held 464 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.40% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the

Russell 2000 Value Index(R), and 27.36% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the #Russell 2000 Value Index(R) and average weight allocated to this sector was 81% for the Portfolio compared to 51% for the Index.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,428 stocks and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the Russell 2000 Value Index(R), and 27.36% for the U.S. Small XM Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling into the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 81% for the Portfolio compared to 51% for the Index.

U.S. SMALL CAP VALUE PORTFOLIO

     The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,428 stocks and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks. Total returns were 12.85% for the S&P 500 Index(R), 23.72% for the Russell 2000 Value Index(R), and 27.46% for the U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index(R), superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 2000 Value Index(R) and average weight allocated to this sector was 71% for the Portfolio compared to 41% or the Index.

U.S. SMALL CAP PORTFOLIO

     The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 3,104 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks For the year ended November 30, 2004, total returns were 17.25% for the Russell 2000 Index(R) and 16.59% for the U.S. Small Cap Portfolio. Relative to the Russell 2000 Index(R), the underperformance of the Portfolio was primarily due to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 2000 Index(R) by a significant margin. The average weight allocated to REITs was 0% for the Portfolio compared to 6% for the Russell 2000 Index(R).To a lesser extent, underperformance was due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Index(R), and average weight allocated to this sector was 22% for the Portfolio compared to 17% for the Index.

U.S. MICRO CAP PORTFOLIO

      The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to very small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 2,566 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

      As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than by the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks. Total returns were 12.85% for the S&P 500 Index(R), 17.25% for the Russell 2000 Index(R),
14.99 for the CRSP 9-10 Index, and 16.34% for the U.S. Micro Cap Portfolio. Relative to the Russell 2000 Index(R), the underperformance of the Portfolio was primarily due to to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 2000 Index(R) by a significant margin. The average weight allocated to REITs was 0% for the Portfolio compared to 6% for the Russell 2000 Index(R).To a lesser extent, underperformance was due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Index(R), and average weight allocated to this sector was 56% for the Portfolio compared to 17% for the Index.

     Note: The Russell 2000 Index(R) replaces the CRSP 9-10 Index used previously for performance analysis since data on the investment performance and index characteristics of the Russell 2000 Index(R) is available on a more timely basis following the end of each reporting year. The Russell 2000 Index(R) is also more familiar to many investors since information on the index is widely reported in the financial press.

DFA REAL ESTATE SECURITIES PORTFOLIO

     DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate investment trust ("REIT") securities, but does not attempt to track closely a specific index. As of November 30, 2004, the Portfolio held 124 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in the real estate securities market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, the REIT sector performed relatively well, outperforming broad U.S. equity market indices. Total returns were 12.85% for the S&P 500 Index(R), 30.40% for the Wilshire REIT Index, and 29.44% for the DFA Real Estate Securities Portfolio. Relative to the S&P 500 Index(R), superior performance of the Portfolio was due to the concentration in real estate securities. REITs were the second best-performing industry sector for the year ended November 30, 2004.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                         LOCAL
                                                        CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                            RETURN        RETURN
-----------------------------                          ----------   -----------
United Kingdom (net dividends)                              12.03%        24.51%
Japan (net dividends)                                       10.69%        17.86%
France                                                      12.62%        24.86%
Switzerland                                                  5.03%        19.32%
Germany                                                     11.22%        23.29%
Netherlands                                                  6.65%        18.21%
Australia                                                   28.04%        37.29%
Italy                                                       17.28%        30.03%
Spain                                                       23.45%        36.88%
Sweden                                                      29.85%        45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                    32.17%
S&P / Citigroup Extended Market Index EPAC (small companies)                 30.10%
MSCI EAFE Value Index (net dividends)                                        29.32%
MSCI EAFE Index (net dividends)                                              24.19%
MSCI EAFE Growth Index (net dividends)                                       19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                       TOTAL
                                                      RETURNS
COUNTRY                                               (U.S. $)
-------                                              ----------
Brazil                                                    34.91%
Argentina                                                 25.55%
Thailand                                                   2.99%
Chile                                                     31.00%
Indonesia                                                 49.70%
Hungary                                                   84.84%
Israel                                                    14.51%
Poland                                                    63.81%
Taiwan                                                     7.55%
Mexico                                                    43.28%
Malaysia                                                  17.71%
Philippines                                               38.36%
Turkey                                                    57.65%
South Korea                                               26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds", do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund". The Master Funds, in turn, purchase stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LARGE CAP INTERNATIONAL PORTFOLIO

     The Large Cap International Portfolio seeks to capture the returns of international large company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap stocks, but does not attempt to track closely a specific equity index. The Portfolio held 1,413 stocks in twenty-one developed country markets as of November 30, 2004, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international stocks generally outperformed U.S. stocks, in both local currency and

U.S. dollar terms. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 12.85% for the S&P 500 Index(R) of U.S. stocks, and 22.09% for the Large Cap International Portfolio. Relative to the MSCI EAFE Index (net dividends), underperformance of the Portfolio was primarily due to differences in security weights between Portfolio holdings and MSCI EAFE Index constituents. These differences were most noticeable among stocks with the most pronounced growth characteristics as measured by book-to-market ratio. To a lesser extent, underperformance was also attributable to differences in security weights between the Portfolio and the Index in the communication, non-durables, and transportation sectors.

INTERNATIONAL SMALL COMPANY PORTFOLIO

     The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of four Master Funds that individually invest in United Kingdom, European, Japanese and Pacific Rim small company stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Funds held 4,236 stocks in 22 developed country markets, and essentially were fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Funds' assets.

     As a result of the Master Funds' diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international small company stocks outperformed large company stocks. Total returns were 24.19% for the large company MSCI EAFE Index (net dividends), 30.10% for the S&P / Citigroup Extended Market Index EPAC -- EPAC, 29.55% for the MSCI EAFE Small Company Index, and 32.10% for the International Small Company Portfolio. Relative to the MSCI EAFE Small Company Index, the superior performance of the Portfolio was primarily due to greater exposure to small company stocks with market capitalization in the $100 to $500 million range. Stocks with these size characteristics outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this sector was 45% of the Portfolio compared to 14% for the Index.

     Note: The MSCI Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

     The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,217 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004 Japanese small company stocks outperformed Japanese large company stocks. Total returns were 24.08% for the large company MSCI Japan Index, and 24.19% for the small company S&P / Citigroup Extended Market Index EPAC -- Japan, 26.12% for the MSCI Japan Small Company Index and 31.79% for the Japanese Small Company Portfolio. Relative to the MSCI Japan Small Company Index, superior performance of the Portfolio was primarily due to greater exposure to small company stocks with market capitalization between $100 and $500 million. Stocks with these characteristics outperformed larger stocks in the Japanese small company universe, and average weight allocated to this sector was 62% for the Portfolio compared to 19% for the MSCI Japan Small Company Index.

     Note: The MSCI Japan Small Company Index replaces the S&P / Citigroup Extended Market Index(R) -- Japan used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

PACIFIC RIM SMALL COMPANY PORTFOLIO

     The Pacific Rim Small Company Portfolio seeks to capture the returns of small company stocks in developed Pacific Rim markets, excluding Japan, by purchasing shares of a Master Fund that invests in such stocks. The investments strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 950 stocks, and assets were allocated among five countries:
Australia (47.11%), Hong Kong (26.27%), Singapore (18.96%), New Zealand (7.65%) and Canada (0.01%). Country allocations are determined by utilizing the approximate weights of individual countries, subject to a weight cap for each country, within the universe of Pacific Rim small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Pacific Rim equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, Pacific Rim small company stocks outperformed Pacific Rim large company stocks. Total returns were 32.09% for the MSCI Pacific Rim ex-Japan Large Company Index, and 37.91% for the S&P / Citigroup Extended Market Index EPAC -- Pacific Rim ex-Japan. Total returns were 35.32% for the MSCI Pacific Rim ex-Japan Small Company Index and 26.73% for the Pacific Rim Small Company Portfolio. Relative to the MSCI Pacific Rim ex-Japan Small Company Index, Portfolio underperformance was primarily due to greater exposure to small company stocks with market capitalization under $100 million. Stocks with these characteristics underperformed the Index and the average weight allocated to this sector was 20% for the Portfolio compared to 0% for the Index.

     Note: The MSCI Pacific Rim Small Company ex-Japan Index replaces the S&P / Citigroup Extended Market Index EPAC -- Pacific Rim ex-Japan used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Master Fund.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

     The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 651 stocks, and was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, U.K. small company stocks outperformed U.K. large company stocks. Total returns were 24.51% for the MSCI United Kingdom Large Company Index, and 31.93% for the S&P / Citigroup Extended Market Index EPAC -- United Kingdom. Total returns were 29.01% for the MSCI UK Small Company Index and 29.05% for the United Kingdom Small Company Portfolio. Relative to the MSCI UK Small Company Index, superior performance of the Portfolio was primarily due to greater exposure to energy stocks. Stocks in this industry sector out performed the Index, and average weight allocated to this sector was 4% for the Portfolio compared to 2% for the Index.

     Note: The MSCI UK Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC -- United Kingdom used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

CONTINENTAL SMALL COMPANY PORTFOLIO

     The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of continental Europe by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,416 stocks in 15 countries. Country allocations reflect the approximate weights of individual countries within the universe of continental European small company stocks constructed by the Advisor, and do not represent a forecast of future performance. The Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 1.0% of the Master Fund's assets.

      As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, European small company stocks outperformed large company stocks. Total returns were 26.10% for the MSCI Europe ex-United Kingdom Large Company Index, 30.39% for the MSCI Small Cap Index -- Europe ex-U.K, 30.31% for the S&P / Citigroup Extended Market Index EPAC -- Europe ex-United Kingdom, and 35.91% for the Continental Small Company Portfolio. Relative to the MSCI Small Cap Index -- Europe ex-UK, superior Portfolio performance was due primarily to different security weights relative to the Index, particularly among stocks with market capitalization in excess of $1 billion. Among stocks with these size characteristics, total returns were 40.71% for Portfolio holdings compared to 29.22% for constituents of the Index.

     Note: The MSCI Europe ex-UK Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC -- Europe ex-United Kingdom used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 2,458 stocks in 21 developed country markets, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.60% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, international small company stocks outperformed large company stocks. Total returns were 30.10% for the S&P / Citigroup Extended Market Index EPAC -- EPAC, 24.19% for the large company MSCI EAFE Index (net dividends); 29.55% for the MSCI EAFE Small Cap Index, and 36.34% for the DFA International Small Cap Value Portfolio. Relative to the MSCI EAFE Small Cap Index, the superior performance of the Portfolio was primarily due to greater exposure to small company stocks with pronounced value characteristics. Small company stocks falling in the top quartile when ranked by book-to-market ratio outperformed the MSCI EAFE Small Company Index, and the average weight allocated to this sector was 64% of the Portfolio compared to 23% for the Index.

     Note: The MSCI Small Company Index replaces the S&P / Citigroup Extended Market Index EPAC used previously for performance analysis since the characteristics of the MSCI index with respect to average market capitalization more closely resemble the strategy pursued by the Portfolio.

EMERGING MARKETS PORTFOLIO

     The Emerging Markets Portfolio seeks to capture the returns of large company stocks in selected emerging markets by purchasing shares of a Master Fund investing in such firms. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large company emerging markets stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 537 stocks in 16 countries. The Master Fund was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     Through March 2004, country allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, the Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. As a result of the Master Fund's diversified approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets outperformed developed country stocks. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 34.95% for the Emerging Markets Portfolio. Relative to the MSCI Emerging Markets Free Index, superior performance of the Portfolio was primarily due to differences in country weights. The Portfolio had greater exposure to certain countries outperforming the MSCI Emerging Markets Free Index -- Hungary, Indonesia, Poland, and Turkey -- and lesser or zero exposure to countries underperforming the Index -- China, Russia, South Korea, and Taiwan. As an example, compounded return for the Turkish component of the MSCI Emerging Markets Free Index was 63.6% for the year ended November 30, 2004, and average weight was 8% for the Portfolio compared to 2% for the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

     The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,306 stocks in 14 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Hungary, the Philippines, and Poland receive a half-weight, due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. The Master Fund essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.50% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets small company stocks outperformed developed country stocks, as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 34.55% for the Emerging Markets Small Cap Portfolio. Relative to the MSCI Emerging Markets Free Index (net dividends), superior performance of the Portfolio was primarily due to greater exposure to stocks with the most pronounced value characteristics (measured by book-to-market ratio). Emerging markets stocks falling in the top quartile when ranked by book-to-market ratio outperformed the MSCI Emerging Markets Free Index and average weight allocated to this quartile was 49% for the Portfolio compared to 18% for the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                        11/30/03      11/30/04      CHANGE
                                       ----------    ----------    ----------
Three-month LIBOR                            1.17%         2.41%       105.98%
10-Year U.S. Treasury note yield             4.34%         4.36%         0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index. (Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved).

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

FIXED INCOME PORTFOLIO PERFORMANCE OVERVIEW

DFA ONE-YEAR FIXED INCOME PORTFOLIO

     The DFA One-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less by purchasing shares of a Master Fund that invests in these securities. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly during the year under review, increasing from 344 days on November 30, 2003, to 346 days, on November 30, 2004. For the year ended November 30, 2004, total returns were 1.08% for the DFA One-Year Fixed Income Portfolio, 1.22% for the Three-Month U.S. Treasury Bill Index, 1.22% for the for the Six-Month US Treasury Index and 0.97% for the One-Year US Treasury Index. . The Master Fund essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.8% of the Master Fund's assets. Relative to the Six-Month US Treasury Index, Portfolio underperformance was primarily due to differences in duration between the Portfolio and the Index. For the year ended November 30, 2004, the pattern of fixed income returns was U-shaped with respect to the yield curve. Instruments in the one-year maturity range generally underperformed securities with maturities less than one year or greater than one year. For the year ended November 30, 2004, the average duration of the One-Year Fixed Income Portfolio was 0.91 years compared to 0.46 years for the Six-Month US Treasury Index. The Portfolio outperformed the One-Year US Treasury Index even though the duration of the Portfolio and the Index are similar. The superior performance of the Portfolio was a function of the "credit spread": corporate issues which comprise a portion of the Portfolio generally have higher yields than US government-backed issues of similar maturity.

     Note: The Six-Month US Treasury Index and One-Year US Treasury Index replace the Three-Month US Treasury Bill Index used previously for performance analysis since the replacement indices more closely approximate the weighted average maturity of the Portfolio over the most recent ten-year period.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Two-Year Global Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments, maturing in two years or less by purchasing shares of a Master Fund that invests in these securities. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France,

Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Master Fund changed only slightly from 1.62 years on November 30, 2003 to 1.58 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.08% for the DFA Two-Year Global Fixed Income Portfolio and 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Master Fund essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of the Master Fund's assets. Relative to the Merrill Lynch 1-3 year Government/Corporate Index, the underperformance of the Portfolio was due primarily to differences with respect to types of issues and credit quality. Securities with credit ratings less than AA or equivalent are ineligible for purchase by the Master Fund but comprise a portion of the Index. For the year ended November 30, 2004, lower grade bonds generally outperformed high grade bonds, enhancing returns for strategies which included issues of lower credit quality.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     The DFA Five-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in five years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio decreased from
4.67 years on November 30, 2003 to 4.16 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.02% for the DFA Five-Year Government Portfolio, and 2.55% for the Lehman Intermediate Government Index.
Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.90% of the Portfolio's assets. Relative to the Lehman Intermediate Government Index the superior performance of the Portfolio was primarily due to differences in duration between the Portfolio and the Index. For the year ended November 30, 2004, average duration was 3.98 years for the Portfolio and 3.37 years for the Index.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     The DFA Five-Year Global Fixed Income Portfolio seeks to maximize risk adjusted total returns from a universe of U.S. government securities, high quality corporate securities, and currency-hedged global fixed income instruments maturing in five years or less. Eligible countries include but are not limited to the United States, Canada, the United Kingdom, Germany, Japan, France, Australia, the Netherlands, Sweden and Denmark. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. The average maturity of the Portfolio fell slightly, from 4.42 years on November 30, 2003 to 4.30 years on November 30, 2004. For the year ended November 30, 2004, total returns were 3.04% for the DFA Five-Year Global Fixed Income Portfolio, and 4.44% for the Lehman Aggregate Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.70% of Portfolio assets. Relative to the Lehman Aggregate Index, the underperformance of the Portfolio was primarily due to differences in types of fixed income instruments eligible for inclusion in the Portfolio and the Index. Mortgage-backed securities and corporate issues with credit ratings below AA or equivalent are included in the Lehman Aggregate Index but are not eligible for purchase by the Portfolio, and for the year ended November 30, 2004 such securities generally outperformed high-grade government or corporate issues.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     DFA Intermediate Government Fixed Income Portfolio seeks to provide a market rate of return and current income from investing generally U.S. Treasury and government agency issues with maturities of between five and fifteen years. The investment strategy maintains a relatively constant average maturity. The average maturity of the Portfolio fell slightly, from 7.28 years on November 30, 2003 to 6.83 years on November 30, 2004. For the year ended

November 30, 2004, total returns were 4.21% for the DFA Intermediate Government Fixed Income Portfolio and 3.48% for the Lehman Government Index. Source: The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of Portfolio assets. Relative to the Lehman Government Index, the superior performance of the Portfolio was primarily due to differences in portfolio weights among different sections of the yield curve between the Portfolio and the Index.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

     DFA Short-Term Municipal Bond Portfolio seeks to provide a market rate of return from a universe of high quality municipal securities providing current income exempt from federal personal income tax. The weighted average maturity of the Portfolio generally will not exceed three years. During the year, the average maturity of the Portfolio fell slightly, from 2.75 years on November 30, 2003 to 2.38 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.60% for the Lehman Municipal Three-Year Bond Index, Source:
The Lehman Brothers Global Family of Indices. Copyright 2004, Lehman Brothers. All rights reserved. and 1.27% for the Portfolio. The Portfolio essentially was fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 2.0% of Portfolio assets. Relative to the Lehman Municipal Three-Year Bond Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Returns for the Index are not diminished by management and administrative expenses associated with running a live portfolio.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES


                                                     BEGINNING      ENDING                    EXPENSES
                                                      ACCOUNT       ACCOUNT    ANNUALIZED       PAID
                                                       VALUE         VALUE      EXPENSE        DURING
                                                       6/1/04      11/30/04      RATIO         PERIOD*
                                                     ----------   ----------   ----------    ----------
U. S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,055.90         0.15%   $     0.77
Hypothetical 5% Return                               $ 1,000.00   $ 1,024.25         0.15%   $     0.76

ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,054.80         0.37%   $     1.90
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.15         0.37%   $     1.87

U.S. LARGE CAP VALUE PORTFOLIO
Actual Fund Return                                   $ 1,000.00   $ 1,106.90         0.31%   $     1.63
Hypothetical 5% Return                               $ 1,000.00   $ 1,023.45         0.31%   $     1.57

                                                       BEGINNING       ENDING                       EXPENSES
                                                        ACCOUNT        ACCOUNT      ANNUALIZED        PAID
                                                         VALUE          VALUE        EXPENSE         DURING
                                                        6/01/04       11/30/04        RATIO          PERIOD*
                                                     ------------   ------------   ------------   ------------
U.S. SMALL XM VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,150.70           0.49%  $       2.63
Hypothetical 5% Return                               $   1,000.00   $   1,022.55           0.49%  $       2.48

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,159.50           0.56%  $       3.02
Hypothetical 5% Return                               $   1,000.00   $   1,022.20           0.56%  $       2.83

U.S. SMALL CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,110.20           0.41%  $       2.16
Hypothetical 5% Return                               $   1,000.00   $   1,022.95           0.41%  $       2.07

U.S. MICRO CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,108.80           0.56%  $       2.95
Hypothetical 5% Return                               $   1,000.00   $   1,022.20           0.56%  $       2.83

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,222.60           0.39%  $       2.17
Hypothetical 5% Return                               $   1,000.00   $   1,023.05           0.39%  $       1.97

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,115.80           0.42%  $       2.22
Hypothetical 5% Return                               $   1,000.00   $   1,022.90           0.42%  $       2.12

INTERNATIONAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,152.50           0.69%  $       3.71
Hypothetical 5% Return                               $   1,000.00   $   1,021.55           0.69%  $       3.49

JAPANESE SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,067.90           0.73%  $       3.77
Hypothetical 5% Return                               $   1,000.00   $   1,021.35           0.73%  $       3.69

PACIFIC RIM SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,245.50           0.77%  $       4.32
Hypothetical 5% Return                               $   1,000.00   $   1,021.15           0.77%  $       3.89

UNITED KINGDOM SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,131.30           0.73%  $       3.89
Hypothetical 5% Return                               $   1,000.00   $   1,021.35           0.73%  $       3.69

CONTINENTAL SMALL COMPANY PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,209.70           0.72%  $       3.98
Hypothetical 5% Return                               $   1,000.00   $   1,021.40           0.72%  $       3.64

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,177.60           0.81%  $       4.41
Hypothetical 5% Return                               $   1,000.00   $   1,020.95           0.81%  $       4.09

                                                       BEGINNING       ENDING                       EXPENSES
                                                        ACCOUNT        ACCOUNT      ANNUALIZED        PAID
                                                         VALUE          VALUE        EXPENSE         DURING
                                                        6/01/04       11/30/04        RATIO          PERIOD*
                                                     ------------   ------------   ------------   ------------
EMERGING MARKETS PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,232.70           0.74%  $       4.13
Hypothetical 5% Return                               $   1,000.00   $   1,021.30           0.74%  $       3.74

EMERGING MARKETS SMALL CAP PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,241.10           1.01%  $       5.66
Hypothetical 5% Return                               $   1,000.00   $   1,019.95           1.01%  $       5.10

DFA ONE-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,005.90           0.20%  $       1.00
Hypothetical 5% Return                               $   1,000.00   $   1,024.00           0.20%  $       1.01

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,007.50           0.23%  $       1.15
Hypothetical 5% Return                               $   1,000.00   $   1,023.85           0.23%  $       1.16

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,030.70           0.28%  $       1.42
Hypothetical 5% Return                               $   1,000.00   $   1,023.60           0.28%  $       1.42

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,029.20           0.35%  $       1.78
Hypothetical 5% Return                               $   1,000.00   $   1,023.25           0.35%  $       1.77

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,042.90           0.18%  $       0.92
Hypothetical 5% Return                               $   1,000.00   $   1,024.10           0.18%  $       0.91

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
Actual Fund Return                                   $   1,000.00   $   1,017.80           0.30%  $       1.51
Hypothetical 5% Return                               $   1,000.00   $   1,023.50           0.30%  $       1.52

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

REITS                                                                       99.6%
Other                                                                        0.3
Financials                                                                   0.1
                                                                           -----
                                                                           100.0%
                                                                           =====

                        LARGE CAP INTERNATIONAL PORTFOLIO

Financials                                                                 24.3%
Consumer Discretionary                                                     13.7
Telecommunication Service                                                  10.7
Industrials                                                                 9.9
Consumer Staples                                                            9.2
Health Care                                                                 7.9
Energy                                                                      7.6
Materials                                                                   6.2
Information Technology                                                      5.8
Utilities                                                                   4.7
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

Industrials                                                                27.7%
Financials                                                                 23.1
Consumer Discretionary                                                     18.6
Materials                                                                  12.3
Information Technology                                                      6.3
Consumer Staples                                                            6.0
Energy                                                                      2.8
Health Care                                                                 2.2
Telecommunication Service                                                   0.5
Utilities                                                                   0.5
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

Government                                                                100.0%
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

Foreign Government                                                         27.3%
Foreign Corporate                                                          27.0
Corporate                                                                  23.8
Supranational                                                              19.2
Government                                                                  2.7
                                                                    -----------
                                                                          100.0%
                                                                    ===========

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

Government                                                                100.0%
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

Muni G.O. Local                                                            15.0%
Muni G.O. State                                                            11.5
Muni Insured                                                               34.6
Muni Revenue                                                               38.9
                                                                    -----------
                                                                          100.0%
                                                                    ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                          U.S. LARGE COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                            VALUE+
                                                                                            ------
Investment in The U.S. Large Company Series of
   The DFA Investment Trust Company                                                    $  1,440,961,960
                                                                                       ----------------
      Total Investments (100%) (Cost $1,173,764,202)                                   $  1,440,961,960
                                                                                       ================

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The Enhanced U.S. Large Company Series of
   The DFA Investment Trust Company                                       25,116,592   $    221,779,507
                                                                                       ----------------
      Total Investments (100%) (Cost $195,854,537)                                     $    221,779,507
                                                                                       ================

                         U.S. LARGE CAP VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Large Cap Value Series of
   The DFA Investment Trust Company                                      141,822,014   $  2,630,798,360
                                                                                       ----------------
      Total Investments (100%) (Cost $1,978,677,050)                                   $  2,630,798,360
                                                                                       ================

                          U.S. SMALL XM VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small XM Value Series of
   The DFA Investment Trust Company                                       12,440,831   $    159,367,045
                                                                                       ----------------
      Total Investments (100%) (Cost $118,613,298)                                     $    159,367,045
                                                                                       ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         U.S. SMALL CAP VALUE PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small Cap Value Series of
   The DFA Investment Trust Company                                      243,766,209   $  5,796,760,450
                                                                                       ----------------
      Total Investments (100%) (Cost $3,633,655,130)                                   $  5,796,760,450
                                                                                       ================

                            U.S. SMALL CAP PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Small Cap Series of
   The DFA Investment Trust Company                                      132,916,079   $  2,138,619,711
                                                                                       ----------------
      Total Investments (100%) (Cost $1,650,891,054)                                   $  2,138,619,711
                                                                                       ================

                            U.S. MICRO CAP PORTFOLIO

                                NOVEMBER 30, 2004

                                                                         SHARES             VALUE+
                                                                         ------             ------
Investment in The U.S. Micro Cap Series of
   The DFA Investment Trust Company                                      269,769,040   $  3,215,646,957
                                                                                       ----------------
      Total Investments (100%) (Cost $1,979,268,417)                                   $  3,215,646,957
                                                                                       ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                      DFA REAL ESTATE SECURITIES PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (97.2%)
  Acadia Realty Trust                                                  166,800   $     2,527,020
  Affordable Residential Communities                                   222,300         2,867,670
  Agree Realty Corp.                                                    35,600         1,071,560
* Alexander's, Inc.                                                     13,000         2,743,000
# Alexandria Real Estate Equities, Inc.                                110,600         7,941,080
  AMB Property Corp.                                                   471,200        18,824,440
  American Land Lease, Inc.                                             40,100           856,135
  AmeriVest Properties, Inc.                                           134,000           838,840
  AMLI Residential Properties Trust                                    144,800         4,704,552
# Apartment Investment & Management Co. Class A                        476,400        17,326,668
  Archstone-Smith Trust                                              1,115,355        40,710,458
  Arden Realty Group, Inc.                                             373,400        13,442,400
  Associated Estates Realty Corp.                                      112,000         1,099,840
  AvalonBay Communities, Inc.                                          410,100        29,158,110
  Bedford Property Investors, Inc.                                      93,000         2,594,700
  BNP Residential Properties, Inc.                                      27,500           404,250
  Boston Properties, Inc.                                              621,200        37,383,816
* Boykin Lodging Co.                                                    99,400           870,744
  Brandywine Realty Trust                                              305,300         8,685,785
  BRE Properties, Inc. Class A                                         286,300        11,635,232
* Burnham Pacific Properties, Inc.                                      12,500             1,519
  Camden Property Trust                                                227,700        11,164,131
  Capital Automotive                                                   218,231         7,356,567
  CarrAmerica Realty Corp.                                             309,800        10,034,422
  CBL & Associates Properties, Inc.                                    175,900        12,891,711
  CenterPoint Properties Trust                                         275,100        12,888,435
  Colonial Properties Trust                                            155,100         6,141,960
  Commercial Net Lease Realty                                          295,575         6,009,040
  Cornerstone Realty Income Trust, Inc.                                306,300         3,066,063
  Corporate Office Properties Trust                                    193,600         5,378,208
  Cousins Properties, Inc.                                             280,200         9,190,560
  Crescent Real Estate Equities, Inc.                                  566,600        10,255,460
  CRT Properties, Inc.                                                 153,100         3,757,074
  Developers Diversified Realty Corp.                                  582,999        25,098,107
  Duke Realty Corp.                                                    810,600        28,006,230
  EastGroup Properties, Inc.                                           119,900         4,510,638
  Entertainment Properties Trust                                       142,100         6,097,511
  Equity Inns, Inc.                                                    259,100         2,673,912
  Equity Lifestyle Properties, Inc.                                    130,400         4,730,912
  Equity Office Properties Trust                                     2,296,663        63,043,399
  Equity One, Inc.                                                     390,276         8,874,876
  Equity Residential                                                 1,591,000        53,632,610
  Essex Property Trust, Inc.                                           130,800        10,533,324
  Federal Realty Investment Trust                                      295,200        14,804,280
* FelCor Lodging Trust, Inc.                                           340,100         4,400,894
  First Industrial Realty Trust, Inc.                                  235,000         9,353,000
* First Union Real Estate Equity & Mortgage Investments                145,200           535,788
  Gables Residential Trust                                             166,900         5,953,323
  General Growth Properties                                          1,246,500        42,767,415
  Glenborough Realty Trust, Inc.                                       182,000         3,974,880
  Glimcher Realty Trust                                                202,700         5,462,765
* Global Signal, Inc.                                                   69,400         2,016,070
* Golf Trust America, Inc.                                              40,300            77,779
  Heritage Property Investment Trust                                   266,400         8,551,440
  Hersha Hospitality Trust                                              92,600   $       917,666
  Highwood Properties, Inc.                                            305,700         7,908,459
* HMG Courtland Properties, Inc.                                         2,400            35,760
  Home Properties of New York, Inc.                                    189,690         7,811,434
  Hospitality Properties Trust                                         383,000        17,212,020
# Host Marriott Corp.                                                1,960,400        30,699,864
  HRPT Properties Trust                                              1,010,500        12,216,945
  Humphrey Hospitality Trust                                            59,300           234,235
  Inland Real Estate Corp.                                             342,100         5,302,550
  Innkeepers USA Trust                                                 214,700         2,894,156
  Kilroy Realty Corp.                                                  159,600         6,451,032
  Kimco Realty Corp.                                                   638,650        36,326,412
  Kramont Realty Trust                                                 137,600         2,768,512
  Lasalle Hotel Properties                                             160,300         4,921,210
  Lexington Corporate Properties Trust                                 275,400         6,188,238
  Liberty Property Trust                                               485,400        19,901,400
  Macerich Co.                                                         329,100        19,989,534
  Mack-Cali Realty Corp.                                               345,600        15,116,544
  Maguire Properties, Inc.                                             243,900         6,417,009
* Malan Realty Investors, Inc.                                          19,100            99,129
  Maxus Realty Trust, Inc.                                               1,700            27,200
* Meristar Hospitality Corp.                                           379,200         2,578,560
  Mid-America Apartment Communities, Inc.                              116,300         4,589,198
# Mills Corp.                                                          309,300        18,360,048
  Mission West Properties, Inc.                                        103,000         1,055,750
  Monmouth Real Estate Investment Corp. Class A                         95,138           786,791
  New Plan Excel Realty Trust                                          584,400        15,474,912
  One Liberty Properties, Inc.                                          54,900         1,056,276
  Pan Pacific Retail Properties, Inc.                                  230,631        13,676,418
* Paragon Real Estate Equity & Investment Trust                         10,700             1,445
  Parkway Properties, Inc.                                              64,300         3,221,430
  Pennsylvania Real Estate Investment Trust                            205,481         8,373,351
* Philips International Realty Corp.                                    14,400             1,872
  Post Properties, Inc.                                                227,600         7,761,160
  Prentiss Properties Trust                                            256,100         9,575,579
  Presidential Realty Corp. Class B                                      2,100            20,370
  Price Legacy Corp.                                                    47,992           916,647
* Prime Group Realty Trust                                             127,900           805,770
# ProLogis                                                           1,036,300        41,690,349
  PS Business Parks, Inc.                                              124,300         5,574,855
# Public Storage, Inc.                                                 733,500        39,154,230
  Ramco-Gershenson Properties Trust                                     95,900         2,918,237
  Realty Income Corp.                                                  225,900        11,256,597
  Reckson Associates Realty Corp.                                      398,701        12,909,938
  Regency Centers Corp.                                                298,600        15,527,200
  Roberts Realty Investors, Inc.                                        14,400           102,816
  Saul Centers, Inc.                                                    92,700         3,378,915
  Senior Housing Properties Trust                                      361,900         7,122,192
# Shurgard Storage Centers, Inc. Class A                               262,100        10,845,698
  Simon Property Group, Inc.                                         1,264,297        78,487,558
  Simon Property Group, L.P.                                            66,210         3,782,577
  Sizeler Property Investors, Inc.                                      72,000           738,000
# SL Green Realty Corp.                                                231,100        13,318,293

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Sovran Self Storage, Inc.                                            84,900   $     3,586,176
   Summit Properties, Inc.                                             179,400         5,713,890
   Sun Communities, Inc.                                               106,300         4,191,409
   Tanger Factory Outlet Centers, Inc.                                  78,200         3,918,602
*# Tarragon Corp.                                                       73,475         1,057,305
   Taubman Centers, Inc.                                               268,900         7,905,660
   Town & Country Trust                                                 97,500         2,749,500
   Trizec Properties, Inc.                                             850,000        13,999,500
   U.S. Restaurant Properties, Inc.                                    126,300         2,292,345
   United Dominion Realty Trust, Inc.                                  716,700        16,476,933
   United Mobile Homes, Inc.                                            47,800           711,742
   Urstadt Biddle Properties, Inc.                                      19,800           309,672
   Urstadt Biddle Properties, Inc. Class A                             104,400         1,759,140
   Vornado Realty Trust                                                705,300        51,839,550
   Washington Real Estate Investment Trust                             234,000         7,705,620
 # Weingarten Realty Investors                                         479,400        19,535,550
   Winston Hotels, Inc.                                                147,500         1,678,550
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $920,128,059)                                                             1,292,854,088
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT           VALUE+
                                                                    ------           ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (2.8%)
 Repurchase Agreement, Merrill
   Lynch Triparty Repo 1.94%,
   12/01/04 (Collateralized by
   $22,990,000 U.S. Treasury
   Note 4.75%, 05/14/14, valued
   at $23,789,310) to be
   repurchased at $23,326,282
   (Cost $23,325,025)^                                         $        23,325   $    23,325,025
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $14,678,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $14,740,969) to be
   repurchased at $14,587,762
   (Cost $14,587,000)                                                   14,587        14,587,000
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $37,912,025)                                                                  37,912,025
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $958,040,084)                                                            $ 1,330,766,113
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                        LARGE CAP INTERNATIONAL PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
UNITED KINGDOM -- (25.0%)
COMMON STOCKS -- (25.0%)
  Barclays P.L.C.                                                                578,648   $     5,973,195                0.7%
  BP Amoco P.L.C.                                                              1,939,401        19,801,387                2.3%
  British American Tobacco P.L.C.                                                255,395         4,271,985                0.5%
  Diageo P.L.C.                                                                  274,275         3,839,808                0.5%
  Glaxosmithkline P.L.C.                                                         529,804        11,187,938                1.3%
  HBOS P.L.C.                                                                    353,018         4,941,130                0.6%
  HSBC Holdings P.L.C.                                                         1,004,745        17,100,587                2.0%
  Lloyds TSB Group P.L.C.                                                        503,639         4,052,436                0.5%
  Royal Bank of Scotland Group P.L.C.                                            298,894         9,185,180                1.1%
  Shell Transport & Trading Co., P.L.C.                                          866,241         7,303,870                0.9%
  Tesco P.L.C.                                                                   695,328         4,005,309                0.5%
  Vodafone Group P.L.C.                                                        5,950,041        16,161,689                1.9%
  Zeneca Group P.L.C.                                                            149,327         5,859,854                0.7%
  Other Securities                                                                             107,361,348               12.7%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $182,697,365)                                                                          221,045,716               26.2%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pounds
  (Cost $291,096)                                                                                  298,947                0.0%
                                                                                           ---------------    ---------------
TOTAL -- UNITED KINGDOM
  (Cost $182,988,461)                                                                          221,344,663               26.2%
                                                                                           ---------------    ---------------
JAPAN -- (21.5%)
COMMON STOCKS -- (21.5%)
  Honda Motor Co., Ltd.                                                           62,300         2,980,713                0.4%
  Mitsubishi Tokyo Financial Group, Inc.                                             491         4,643,233                0.5%
  Mizuho Holdings, Inc.                                                              964         4,184,053                0.5%
  Nippon Telegraph & Telephone Corp.                                               2,009         9,001,153                1.1%
  Nissan Motor Co., Ltd.                                                         427,500         4,489,876                0.5%
  NTT Docomo, Inc.                                                                 5,561         9,647,784                1.1%
  Toyota Motor Credit Corp.                                                      240,500         8,969,225                1.1%
  Other Securities                                                                             146,160,362               17.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $192,887,012)                                                                          190,076,399               22.5%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
  (Cost $199,536)                                                                                  199,927                0.0%
                                                                                           ---------------    ---------------
TOTAL -- JAPAN
  (Cost $193,086,548)                                                                          190,276,326               22.5%
                                                                                           ---------------    ---------------
FRANCE -- (8.7%)
COMMON STOCKS -- (8.7%)
  BNP Paribas SA                                                                  50,518         3,512,574                0.4%
  France Telecom SA                                                              231,887         7,272,608                0.9%
  L'Oreal                                                                         61,197         4,426,234                0.5%
# LVMH (Louis Vuitton Moet Hennessy)                                              42,323         3,010,993                0.4%
  Sanofi Synthelabo                                                               98,257         7,397,727                0.9%
# Total SA                                                                        35,906         7,860,972                0.9%
  Other Securities                                                                              43,579,996                5.1%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $65,281,183)                                                                            77,061,104                9.1%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                         $         2,655                0.0%
                                                                                           ---------------    ---------------
TOTAL -- FRANCE
  (Cost $65,285,652)                                                                            77,063,759                9.1%
                                                                                           ---------------    ---------------
GERMANY -- (6.5%)
COMMON STOCKS -- (6.5%)
  Allianz AG                                                                      24,396         3,049,948                0.4%
* Deutsche Telekom AG                                                            345,063         7,314,158                0.9%
  E.ON AG                                                                         39,605         3,335,162                0.4%
  SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                  24,232         4,318,997                0.5%
  Siemens AG                                                                      49,807         3,982,772                0.5%
  Other Securities                                                                              35,591,871                4.1%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $55,106,838)                                                                            57,592,908                6.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                  17,973                0.0%
                                                                                           ---------------    ---------------
TOTAL -- GERMANY
  (Cost $55,152,271)                                                                            57,610,881                6.8%
                                                                                           ---------------    ---------------
SWITZERLAND -- (6.4%)
COMMON STOCKS -- (6.4%)
* Credit Swisse Group                                                             85,965         3,356,007                0.4%
  Nestle SA, Cham und Vevey                                                       27,965         7,172,044                0.9%
  Novartis AG                                                                    224,186        10,739,760                1.3%
  Roche Holding AG Genusschein                                                    48,507         5,099,484                0.6%
  Swisscom AG                                                                      9,343         3,665,909                0.4%
  UBS AG                                                                          82,427         6,671,650                0.8%
  Other Securities                                                                              19,572,800                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $43,337,301)                                                                            56,277,654                6.7%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
  (Cost $4,989)                                                                                      5,297                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SWITZERLAND
  (Cost $43,342,290)                                                                            56,282,951                6.7%
                                                                                           ---------------    ---------------
AUSTRALIA -- (4.9%)
COMMON STOCKS -- (4.9%)
  BHP Billiton, Ltd.                                                             270,644         3,220,842                0.4%
  Telstra Corp., Ltd.                                                            938,916         3,582,619                0.4%
  Other Securities                                                                              36,732,283                4.4%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $28,774,410)                                                                            43,535,744                5.2%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Australian Dollar
  (Cost $7,110)                                                                                      7,111                0.0%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRALIA
  (Cost $28,781,520)                                                                            43,542,855                5.2%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
NETHERLANDS -- (4.5%)
COMMON STOCKS -- (4.5%)
  ABN AMRO Holding NV                                                            141,230   $     3,467,723                0.4%
  ING Groep NV                                                                   200,241         5,496,054                0.7%
  Royal Dutch Petroleum Co., Den Haag                                            164,596         9,420,112                1.1%
  Other Securities                                                                              21,531,137                2.5%
                                                                                           ---------------    ---------------
TOTAL -- NETHERLANDS
  (Cost $38,150,496)                                                                            39,915,026                4.7%
                                                                                           ---------------    ---------------
ITALY -- (3.7%)
COMMON STOCKS -- (3.7%)
  Eni SpA                                                                        198,578         4,884,948                0.6%
# Ente Nazionale per L'Energia Elettrica SpA                                     452,621         4,039,039                0.5%
  Telecom Italia Mobile SpA                                                      571,039         3,787,601                0.5%
  Other Securities                                                                              20,078,659                2.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $26,329,229)                                                                            32,790,247                3.9%
                                                                                           ---------------    ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $43,047)                                                                                    14,931                0.0%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                     267                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ITALY
  (Cost $26,372,276)                                                                            32,805,445                3.9%
                                                                                           ---------------    ---------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
  Banco Bilbao Vizcaya SA                                                        182,100         2,989,787                0.4%
# Banco Santander Central Hispanoamerica SA                                      271,784         3,260,357                0.4%
  Telefonica de Espana SA                                                        282,457         4,958,032                0.6%
  Other Securities                                                                              16,210,487                1.8%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $18,449,606)                                                                            27,418,663                3.2%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          1,163                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SPAIN
  (Cost $18,449,606)                                                                            27,419,826                3.2%
                                                                                           ---------------    ---------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
* Telefon AB L.M. Ericsson Series B                                              993,800         3,305,547                0.4%
  Other Securities                                                                              17,301,869                2.0%
                                                                                           ---------------    ---------------
TOTAL -- SWEDEN
  (Cost $15,116,606)                                                                            20,607,416                2.4%
                                                                                           ---------------    ---------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
  Other Securities                                                                              14,665,349                1.7%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollar
  (Cost $9,405)                                                                            $         9,402                0.0%
                                                                                           ---------------    ---------------
TOTAL -- HONG KONG
  (Cost $13,225,934)                                                                            14,674,751                1.7%
                                                                                           ---------------    ---------------
FINLAND -- (1.4%)
COMMON STOCKS -- (1.4%)
  Nokia Oyj                                                                      342,121         5,537,787                0.7%
  Other Securities                                                                               7,037,809                0.8%
                                                                                           ---------------    ---------------
TOTAL -- FINLAND
  (Cost $10,180,827)                                                                            12,575,596                1.5%
                                                                                           ---------------    ---------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                               9,412,348                1.1%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities                                                                                   2,763                0.0%
                                                                                           ---------------    ---------------
TOTAL -- BELGIUM
  (Cost $6,793,631)                                                                              9,415,111                1.1%
                                                                                           ---------------    ---------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                               7,150,316                0.9%
                                                                                           ---------------    ---------------
TOTAL -- IRELAND
  (Cost $5,210,713)                                                                              7,150,316                0.9%
                                                                                           ---------------    ---------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
  Other Securities                                                                               6,806,554                0.8%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Denmark Krone
  (Cost $1,501)                                                                                      1,502                0.0%
                                                                                           ---------------    ---------------
TOTAL -- DENMARK
  (Cost $4,922,789)                                                                              6,808,056                0.8%
                                                                                           ---------------    ---------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Other Securities                                                                               6,451,168                0.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          8,798                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $5,211)                                                                                      5,261                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SINGAPORE
  (Cost $6,753,433)                                                                              6,465,227                0.8%
                                                                                           ---------------    ---------------
NORWAY -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               4,934,694                0.6%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $14,311)                                                                                       700                0.0%
                                                                                           ---------------    ---------------
TOTAL -- NORWAY
  (Cost $3,105,873)                                                                              4,935,394                0.6%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                         $     3,599,177                0.4%
                                                                                           ---------------    ---------------
TOTAL -- GREECE
  (Cost $2,550,657)                                                                              3,599,177                0.4%
                                                                                           ---------------    ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                               3,101,170                0.4%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                              4                0.0%
                                                                                           ---------------    ---------------
TOTAL -- PORTUGAL
  (Cost $2,838,442)                                                                              3,101,174                0.4%
                                                                                           ---------------    ---------------
AUSTRIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Other Securities                                                                               2,318,197                0.3%
                                                                                           ---------------    ---------------
TOTAL -- AUSTRIA
  (Cost $1,249,277)                                                                              2,318,197                0.3%
                                                                                           ---------------    ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                               1,684,054                0.2%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $6,119)                                                                                      6,410                0.0%
                                                                                           ---------------    ---------------
TOTAL -- NEW ZEALAND
  (Cost $974,981)                                                                                1,690,464                0.2%
                                                                                           ---------------    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
  (Cost $415,564)                                                                                  426,220                0.1%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (5.0%)
  Repurchase Agreement, Deutsche Bank Securitites 1.95%, 12/01/04
    (Collateralized by $41,528,148 U.S. Treasury Note 1.625%, 03/31/05,
    valued at $40,741,605) to be repurchased at $40,743,811
    (Cost $40,741,604)^                                                  $        40,742        40,741,604                4.8%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $3,451,000 FNMA Notes 2.95%, 11/14/07,
    valued at $3,455,842) to be repurchased at $3,408,178
    (Cost $3,408,000)                                                              3,408         3,408,000                0.4%
                                                                                           ---------------    ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $44,149,604)                                                                            44,149,604                5.2%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $769,097,451)                                                                      $   884,178,435              113.0%
                                                                                           ===============    ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 #   Total or Partial Securities on Loan.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ^   Security purchased with cash proceeds from securities on loan.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                      INTERNATIONAL SMALL COMPANY PORTFOLIO

                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Japanese Small Company Series
  of The DFA Investment Trust Company (30.3%)
  (Cost $424,182,096)                                                           $    503,017,711
Investment in The Pacific Rim Small Company Series
  of The DFA Investment Trust Company (14.4%)
  (Cost $192,894,178)                                                                238,927,047
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company (20.3%)
  (Cost $253,045,900)                                                                337,127,513
Investment in The Continental Small Company Series
  of The DFA Investment Trust Company (34.9%)
  (Cost $351,028,439)                                                                578,465,526
Temporary Cash Investments (0.1%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
  (Collateralized by $2,135,000 FNMA Notes 2.95%, 11/14/07, valued at
  $2,137,995 to be repurchased at $2,108,110) (Cost $2,108,000)                        2,108,000
                                                                                ----------------
    Total Investments (100%) (Cost $1,223,258,613)                              $  1,659,645,797
                                                                                ================

                        JAPANESE SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company                                              $     65,894,247
                                                                                ----------------
    Total Investments (100%) (Cost $181,529,065)                                $     65,894,247
                                                                                ================

                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Pacific Rim Small Company Series of
  The DFA Investment Trust Company                                              $     26,732,424
                                                                                ----------------
    Total Investments (100%) (Cost $52,909,893)                                 $     26,732,424
                                                                                ================

-----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company                                              $     15,812,545
                                                                                ----------------
    Total Investments (100%) (Cost $9,165,619)                                  $     15,812,545
                                                                                ================

                       CONTINENTAL SMALL COMPANY PORTFOLIO
                               NOVEMBER 30, 2004

                                                                                     VALUE+
                                                                                ----------------
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company                                              $     33,842,764
                                                                                ----------------
    Total Investments (100%) (Cost $19,158,748)                                 $     33,842,764
                                                                                ================

-----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                       SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
JAPAN -- (23.6%)
COMMON STOCKS -- (23.2%)
   Other Securities
   (Cost $489,563,477)                                                                   $   582,761,758             26.3%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.4%)
 * Japanese Yen
   (Cost $11,505,386)                                                                         11,508,901              0.5%
                                                                                         ---------------  ---------------
TOTAL -- JAPAN
   (Cost $501,068,863)                                                                       594,270,659             26.8%
                                                                                         ---------------  ---------------
UNITED KINGDOM -- (19.6%)
COMMON STOCKS -- (19.5%)
   AGA Food Service Group P.L.C.                                              1,617,973        7,913,440              0.4%
   Bodycote International P.L.C.                                              2,389,796        7,258,246              0.3%
   Bovis Homes Group P.L.C.                                                     764,415        7,367,168              0.3%
   Britannic P.L.C.                                                           1,034,026        8,205,859              0.4%
   British Vita P.L.C.                                                        1,553,188        7,952,949              0.4%
   Brown (N) Group P.L.C.                                                     2,342,303        5,992,434              0.3%
   Capital & Regional P.L.C.                                                    569,224        6,855,599              0.3%
   Derwent Valley Holdings P.L.C.                                               475,329        8,929,523              0.4%
*# Easyjet P.L.C.                                                             2,217,691        7,884,540              0.4%
   Great Portland Estates P.L.C.                                              1,131,734        6,927,729              0.3%
   London Merchant Securities P.L.C.                                          2,443,313        9,355,307              0.4%
   Luminar P.L.C.                                                               900,284        8,616,945              0.4%
   Mersey Docks & Harbour Co. P.L.C.                                            575,409        9,823,326              0.5%
   Minerva P.L.C.                                                             1,381,242        7,656,439              0.4%
   NHP P.L.C.                                                                 1,926,517        9,465,097              0.4%
 * Pillar Property P.L.C.                                                       601,021        8,098,558              0.4%
   Shaftesbury P.L.C.                                                         1,180,236        6,858,002              0.3%
   Singer & Friedlander Group P.L.C.                                          1,541,615        8,264,166              0.4%
   Smith (David S.) Holdings P.L.C.                                           2,885,802        8,215,555              0.4%
   Somerfield P.L.C.                                                          1,959,426        5,717,342              0.3%
   Stanley Leisure P.L.C.                                                     1,140,394        9,735,064              0.4%
 # TBI P.L.C.                                                                 4,253,603        7,467,979              0.3%
   Westbury P.L.C.                                                              999,554        7,313,887              0.3%
   Wolverhampton & Dudley Breweries P.L.C.                                      648,661       11,345,783              0.5%
   Woolworths Group P.L.C.                                                   11,067,763        9,415,643              0.4%
   Other Securities                                                                          286,713,131             12.8%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $367,969,862)                                                                       489,349,711             22.1%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * British Pound Sterling
   (Cost $3,651,554)                                                                           3,737,462              0.1%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                       5,107              0.0%
                                                                                         ---------------  ---------------
TOTAL -- UNITED KINGDOM
   (Cost $371,621,416)                                                                       493,092,280             22.2%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
AUSTRALIA -- (6.2%)
COMMON STOCKS -- (6.1%)
   Downer Group, Ltd.                                                         1,980,116  $     6,853,909              0.3%
 # Futuris Corp., Ltd.                                                        4,233,124        6,907,567              0.3%
   Iluka Resources, Ltd.                                                      1,840,798        8,320,098              0.4%
 # Southern Cross Broadcasting (Australia), Ltd.                                496,987        5,946,418              0.3%
   Other Securities                                                                          124,678,630              5.6%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $105,792,021)                                                                       152,706,622              6.9%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
   (Cost $1,266,921)                                                                           1,312,886              0.1%
                                                                                         ---------------  ---------------
PREFERRED STOCKS -- (0.0%)
   Other Securities
   (Cost $393,188)                                                                               677,538              0.0%
                                                                                         ---------------  ---------------
TOTAL -- AUSTRALIA
   (Cost $107,452,130)                                                                       154,697,046              7.0%
                                                                                         ---------------  ---------------
FRANCE -- (4.6%)
COMMON STOCKS -- (4.6%)
*# Scor SA                                                                    3,171,250        5,894,535              0.3%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)            43,572        6,024,506              0.3%
   Other Securities                                                                          102,560,720              4.6%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $77,666,269)                                                                        114,479,761              5.2%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $114,954)                                                                               193,961              0.0%
                                                                                         ---------------  ---------------
TOTAL -- FRANCE
   (Cost $77,781,223)                                                                        114,673,722              5.2%
                                                                                         ---------------  ---------------
GERMANY -- (3.6%)
COMMON STOCKS -- (3.6%)
 # Bilfinger & Berger Bau AG                                                    176,689        6,619,292              0.3%
   Salzgitter AG                                                                329,609        6,663,947              0.3%
   Other Securities                                                                           78,446,203              3.5%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $68,881,534)                                                                         91,729,442              4.1%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $99,180)                                                                                 15,613              0.0%
                                                                                         ---------------  ---------------
TOTAL -- GERMANY
   (Cost $68,980,714)                                                                         91,745,055              4.1%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
SWITZERLAND -- (3.4%)
   COMMON STOCKS -- (3.4%)
 * Fischer (Georg) AG, Schaffhausen                                              22,887  $     5,908,640              0.3%
   Sulzer AG, Winterthur                                                         16,040        6,092,871              0.3%
 * Swiss Prime Site AG                                                           27,230        6,757,944              0.3%
   Other Securities                                                                           66,799,280              3.0%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $60,521,582)                                                                         85,558,735              3.9%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                     355,709              0.0%
                                                                                         ---------------  ---------------
TOTAL -- SWITZERLAND
   (Cost $60,521,582)                                                                         85,914,444              3.9%
                                                                                         ---------------  ---------------
SWEDEN -- (3.3%)
COMMON STOCKS -- (3.3%)
   Boliden AB                                                                 1,492,550        5,763,486              0.3%
   Castellum AB                                                                 226,100        7,854,300              0.4%
   Whilborg Fastigheter AB Class B                                              308,770        6,135,704              0.3%
   Other Securities                                                                           63,097,931              2.7%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $51,711,942)                                                                         82,851,421              3.7%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Swedish Krona
   (Cost $918,719)                                                                               948,286              0.1%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                          90              0.0%
                                                                                         ---------------  ---------------
TOTAL -- SWEDEN
   (Cost $52,630,661)                                                                         83,799,797              3.8%
                                                                                         ---------------  ---------------
HONG KONG -- (3.0%)
COMMON STOCKS -- (3.0%)
   New World Development Co., Ltd.                                            6,759,956        7,584,944              0.4%
   Other Securities                                                                           68,513,121              3.0%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $53,034,338)                                                                         76,098,065              3.4%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                     145,216              0.0%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
   (Cost $36,176)                                                                                 36,177              0.0%
                                                                                         ---------------  ---------------
TOTAL -- HONG KONG
   (Cost $53,070,514)                                                                         76,279,458              3.4%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
FINLAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 # Huhtamaki Van Leer Oyj                                                       543,200  $     7,947,900              0.4%
   Rautaruukki Oyj Series K                                                     941,310       11,358,044              0.5%
 # Wartsila Corp. Oyj Series B                                                  216,300        7,508,033              0.3%
   Other Securities                                                                           43,020,761              1.9%
                                                                                         ---------------  ---------------
TOTAL -- FINLAND
   (Cost $44,259,593)                                                                         69,834,738              3.1%
                                                                                         ---------------  ---------------
ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
   Other Securities
   (Cost $38,458,766)                                                                         61,934,245              2.8%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                      34,797              0.0%
                                                                                         ---------------  ---------------
TOTAL -- ITALY
   (Cost $38,458,766)                                                                         61,969,042              2.8%
                                                                                         ---------------  ---------------
SINGAPORE -- (2.4%)
COMMON STOCKS -- (2.4%)
   Neptune Orient Lines, Ltd.                                                 3,529,000        6,347,586              0.3%
   Other Securities                                                                           55,237,151              2.5%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $50,952,329)                                                                         61,584,737              2.8%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
   (Cost $23,777)                                                                                 23,836              0.0%
                                                                                         ---------------  ---------------
TOTAL -- SINGAPORE
   (Cost $50,976,106)                                                                         61,608,573              2.8%
                                                                                         ---------------  ---------------
NETHERLANDS -- (2.4%)
COMMON STOCKS -- (2.4%)
   Other Securities                                                                           59,185,754              2.7%
                                                                                         ---------------  ---------------
TOTAL -- NETHERLANDS
   (Cost $42,102,944)                                                                         59,185,754              2.7%
                                                                                         ---------------  ---------------
BELGIUM -- (2.0%)
COMMON STOCKS -- (2.0%)
   Cie Martime Belge SA                                                          49,059       14,216,167              0.7%
   Cofinimmo SA                                                                  56,993        9,126,222              0.4%
   Other Securities                                                                           26,760,769              1.2%
                                                                                         ---------------  ---------------
TOTAL -- BELGIUM
   (Cost $28,505,922)                                                                         50,103,158              2.3%
                                                                                         ---------------  ---------------
GREECE -- (1.6%)
COMMON STOCKS -- (1.6%)
   Other Securities                                                                           41,456,236              1.9%
                                                                                         ---------------  ---------------
TOTAL -- GREECE
   (Cost $40,591,989)                                                                         41,456,236              1.9%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
SPAIN -- (1.6%)
COMMON STOCKS -- (1.6%)
   Other Securities                                                                      $    39,036,114              1.8%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $17,608,571)                                                                         39,036,114              1.8%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                         291              0.0%
                                                                                         ---------------  ---------------
TOTAL -- SPAIN
   (Cost $17,608,571)                                                                         39,036,405              1.8%
                                                                                         ---------------  ---------------
NORWAY -- (1.5%)
COMMON STOCKS -- (1.5%)
   Odfjell ASA Series A                                                          88,474        5,859,052              0.3%
   Other Securities                                                                           30,824,406              1.4%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $16,530,478)                                                                         36,683,458              1.7%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $173,394)                                                                               132,387              0.0%
                                                                                         ---------------  ---------------
TOTAL -- NORWAY
   (Cost $16,703,872)                                                                         36,815,845              1.7%
                                                                                         ---------------  ---------------
DENMARK -- (1.4%)
COMMON STOCKS -- (1.4%)
   Other Securities                                                                           34,147,317              1.5%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $15,951,228)                                                                         34,147,317              1.5%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
   (Cost $19,399)                                                                                 20,476              0.0%
                                                                                         ---------------  ---------------
TOTAL -- DENMARK
   (Cost $15,970,627)                                                                         34,167,793              1.5%
                                                                                         ---------------  ---------------
AUSTRIA -- (1.0%)
COMMON STOCKS -- (1.0%)
   Bohler Uddeholm AG                                                            63,594        7,537,386              0.4%
*# VA Technologie AG                                                             96,344        7,511,657              0.4%
   Other Securities                                                                           11,154,586              0.4%
                                                                                         ---------------  ---------------
TOTAL -- AUSTRIA
   (Cost $15,942,613)                                                                         26,203,629              1.2%
                                                                                         ---------------  ---------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
   Jurys Hotel Group P.L.C.                                                     544,314        8,458,239              0.4%
   Other Securities                                                                           13,044,845              0.6%
                                                                                         ---------------  ---------------
TOTAL -- IRELAND
   (Cost $14,763,448)                                                                         21,503,084              1.0%
                                                                                         ---------------  ---------------
NEW ZEALAND -- (0.8%)
COMMON STOCKS -- (0.8%)
   Other Securities                                                                           19,353,788              0.9%
                                                                                         ---------------  ---------------
   TOTAL -- NEW ZEALAND
     (Cost $9,498,795)                                                                        19,353,788              0.9%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------          -------  ---------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
   Other Securities                                                                      $     6,819,151              0.3%
                                                                                         ---------------  ---------------
TOTAL -- PORTUGAL
   (Cost $6,386,249)                                                                           6,819,151              0.3%
                                                                                         ---------------  ---------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 * Euro Currency
   (Cost $3,299,746)                                                                           3,373,844              0.1%
                                                                                         ---------------  ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities                                                                              104,699              0.0%
                                                                                         ---------------  ---------------
TOTAL -- MALAYSIA
   (Cost $663,374)                                                                               104,699              0.0%
                                                                                         ---------------  ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities
   (Cost $47,765)                                                                                 34,090              0.0%
                                                                                         ---------------  ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (11.4%)
   Repurchase Agreement, Deutsche Bank Securities & Mizuho
     Securities USA 1.95%, 12/01/04 (Collateralized by $489,563,305
     U.S. Treasury Note 1.625% & STRIPS, maturities ranging from
     03/31/05 to 05/15/30, valued at $277,425,402) to be repurchased
     at $272,940,248 (Cost $272,925,402)~                                $      272,925      272,925,402             12.3%
Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $15,020,000 FNMA Notes 2.95%, 11/14/07,
     valued at $15,041,073) to be at $14,835,775 (Cost $14,835,000)              14,835       14,835,000              0.7%
                                                                                         ---------------  ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $287,760,402)                                                                       287,760,402             13.0%
                                                                                         ---------------  ---------------
TOTAL INVESTMENTS  -- (100.0%)
   (COST $1,926,667,885)                                                                 $ 2,513,802,692            113.5%
                                                                                         ===============  ===============

----------
 +   Securites have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ~   Security purchased with cash proceeds from securities on loan.
     "Other Securites" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                           EMERGING MARKETS PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                   VALUE+
                                                                              ----------------
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company                                            $  1,132,195,736
                                                                              ----------------
    Total Investments (100%) (Cost $796,105,643)                              $  1,132,195,736
                                                                              ================

                      EMERGING MARKETS SMALL CAP PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                   VALUE+
                                                                              ----------------
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company                                            $    190,101,469
                                                                              ----------------
    Total Investments (100%) (Cost $147,601,426)                              $    190,101,469
                                                                              ================

                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                NOVEMBER 30, 2004

                                                                  SHARES           VALUE+
                                                               -----------    ----------------
Investment in The DFA One-Year Fixed Income Series of
  The DFA Investment Trust Company                             173,879,559    $  1,738,795,590
                                                                              ----------------
    Total Investments (100%) (Cost $1,737,998,525)                            $  1,738,795,590
                                                                              ================

                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                NOVEMBER 30, 2004

                                                                  SHARES           VALUE+
                                                               -----------    ----------------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company                              167,688,329   $  1,675,206,407
                                                                              ----------------
    Total Investments (100%) (Cost $1,681,595,362)                            $  1,675,206,407
                                                                              ================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                                FACE
                                                                               AMOUNT             VALUE+
                                                                               ------             ------
                                                                                (000)
AGENCY OBLIGATIONS -- (99.4%)
Federal Farm Credit Bank
   3.625%, 10/24/08                                                      $         83,000   $     82,524,659
   3.700%, 12/17/08                                                                56,700         56,235,343
   3.550%, 04/06/09                                                                16,765         16,538,438
   4.375%, 06/24/09                                                                20,570         20,940,198
Federal Home Loan Bank
   5.800%, 09/02/08                                                                53,300         57,017,782
   5.865%, 09/02/08                                                                 2,670          2,871,932
   3.625%, 11/14/08                                                                24,000         23,917,776
   3.625%, 11/14/08                                                                17,000         16,898,527
   3.500%, 02/13/09                                                                42,880         42,305,965
   3.000%, 04/15/09                                                                32,400         31,318,780
   4.250%, 05/15/09                                                                27,500         27,862,175
   3.750%, 08/18/09                                                                25,400         25,253,290
   3.500%, 11/03/09                                                                58,000         56,758,104
 Tennessee Valley Authority
   5.375%, 11/13/08                                                                70,445         74,556,734
                                                                                            ----------------

TOTAL AGENCY OBLIGATIONS
  (Cost $539,729,592)                                                                            534,999,703
                                                                                            ----------------
TEMPORARY CASH INVESTMENTS -- (0.6%)
 Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
  (Collateralized by $3,175,000 FHLMC Notes 4.20%, 10/20/09, valued
  at $3,188,621) to be repurchased at $3,155,165 (Cost $3,155,000)                  3,155          3,155,000
                                                                                            ----------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $542,884,592)                                                                       $    538,154,703
                                                                                            ================

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
UNITED STATES -- (40.1%)
BONDS -- (19.7%)
Citigroup, Inc.
   3.625%, 02/09/09                                  $        7,000   $    6,905,255
   4.250%, 07/29/09                                           7,800        7,846,270
Fifth Third Bank
   3.375%, 08/15/08                                          11,035       10,823,735
General Electric Capital Corp.
   3.250%, 06/15/09                                          33,850       32,700,251
Gillette Co.
   3.800%, 09/15/09                                          29,600       29,368,114
Pfizer, Inc.
   5.625%, 04/15/09                                          18,300       19,436,430
Procter & Gamble Co.
   4.300%, 08/15/08                                           4,200        4,291,917
   6.875%, 09/15/09                                          17,979       20,156,814
Toyota Motor Credit Corp.
   2.875%, 08/01/08                                           6,000        5,809,698
US Bank NA
   3.400%, 03/02/09                                          30,250       29,334,000
Wal-Mart Stores, Inc.
   6.875%, 08/10/09                                          33,590       37,618,415
Wells Fargo & Co.
   3.125%, 04/01/09                                          32,090       30,916,950
                                                                      --------------
TOTAL BONDS
  (Cost $237,798,821)                                                    235,207,849
                                                                      --------------
AGENCY OBLIGATIONS -- (20.4%)
Federal Farm Credit Bank
   3.625%, 10/24/08                                          54,000       53,690,742
Federal Home Loan Bank
   3.625%, 11/14/08                                          34,000       33,883,516
   3.000%, 04/15/09                                          18,000       17,399,322
   3.750%, 08/18/09                                           5,000        4,971,120
Federal Home Loan Mortgage
  Corporation
   5.750%, 03/15/09                                          16,000       17,189,968
   3.375%, 04/15/09                                          20,000       19,664,480
   6.625%, 09/15/09                                          15,500       17,269,278
Federal National Mortgage Association
   5.250%, 01/15/09                                          12,500       13,170,875
   3.250%, 02/15/09                                          42,000       41,030,976
Tennessee Valley Authority
   5.375%, 11/13/08                                          24,400       25,824,179
                                                                      --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $246,388,278)                                                    244,094,456
                                                                      --------------
TOTAL -- UNITED STATES
  (Cost $484,187,100)                                                    479,302,305
                                                                      --------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS  (15.5%)
BONDS -- (15.5%)
African Development Bank
   3.250%, 08/01/08                                  $       15,300   $   14,987,758
Asian Development Bank
   5.948%, 05/20/09                                          34,000       36,876,400
European Investment Bank
   3.375%, 03/16/09                                          33,435       32,989,713
Inter-American Development Bank
   5.375%, 11/18/08                                           9,000        9,574,560
   5.625%, 06/29/09^                                         32,360       29,223,471
International Finance Corp.
   3.750%, 06/30/09                                          33,035       32,882,576
World Bank (International Bank for Reconstruction
   & Development) Corporate Bonds 5.125%, 03/13/09           27,300       28,782,416
                                                                      --------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $182,821,204)                                                    185,316,894
                                                                      --------------
CANADA -- (12.8%)
BONDS -- (12.8%)
BP Canada Finance
   3.625%, 01/15/09                                          11,394       11,210,853
British Columbia (Province of)
   5.000%, 06/25/09                                          17,500       18,252,500
Canada Housing Trust
   4.650%, 09/15/09                                          32,900       28,587,763
Canadian Government
   4.250%, 09/01/09^                                         35,800       30,740,339
Ontario, Province of
   5.500%, 10/01/08^                                         32,520       34,408,566
Toyota Credit Canada
   4.250%, 06/17/09^                                         27,600       23,369,648
   4.750%, 06/29/09^                                          7,300        6,302,662
                                                                      --------------
TOTAL -- CANADA
  (Cost $146,770,976)                                                    152,872,331
                                                                      --------------
GERMANY -- (13.0%)
BONDS -- (13.0%)
Bayerische Landesbank
   2.875%, 10/15/08                                           7,600        7,314,210
   5.875%, 12/01/08                                           9,600       10,257,686
   3.200%, 04/15/09                                          10,000        9,653,630
Deutsche Postbank AG
   5.500%, 02/17/09                                           8,000        8,494,400
KFW International Finance, Inc.
   3.250%, 03/30/09                                          34,700       33,944,199
KFW-Kreditanstalt fuer Wiederaufbau
   3.750%, 01/28/09@                                         11,700        1,763,541
Landesbank Baden-Wuerttemberg
  Foerderbank
   4.500%, 01/26/09                                          19,800       16,958,345

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                          (000)
Landwirtschaft Rentenbank
    3.750%, 06/15/09                                 $       33,000   $   32,563,773
Westdeutsche Landesbank
    6.050%, 01/15/09                                         32,200       34,291,523
                                                                      --------------
TOTAL -- GERMANY
  (Cost $156,056,816)                                                    155,241,307
                                                                      --------------
NETHERLANDS -- (5.1%)
BONDS -- (5.1%)
Bank Nederlandse Gemeenten NV
    4.375%, 09/15/09                                         15,000       15,214,650
Nederlandse Waterschapsbank NV
    2.750%, 12/30/08                                         19,300       18,508,700
Rabobank
    4.250%, 01/05/09^                                        31,200       26,512,325
                                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $59,059,942)                                                      60,235,675
                                                                      --------------
FRANCE -- (4.3%)
BONDS -- (4.3%)
Dexia Credit Local
    5.500%, 01/21/09                                         20,115       21,295,751
Total Capital SA
    3.500%, 01/05/09                                         30,900       30,492,120
                                                                      --------------
TOTAL -- FRANCE
  (Cost $52,616,654)                                                      51,787,871
                                                                      --------------
NORWAY -- (2.9%)
BONDS -- (2.9%)
Eksportfinans ASA
    4.375%, 07/15/09
    (Cost $34,362,395)                                       34,000       34,431,120
                                                                      --------------
SPAIN -- (2.8%)
BONDS -- (2.8%)
Institut de Credito Oficial
    3.875%, 07/15/09
    (Cost $32,791,910)                               $       33,045   $   32,957,100
                                                                      --------------
FINLAND -- (2.7%)
BONDS -- (2.7%)
Republic of Finland
    3.250%, 05/15/09
    (Cost $31,633,611)                                       32,700       31,973,406
                                                                      --------------
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04 (Collateralized
   by $9,979,000 FNMA Notes 2.95%, 11/14/07,
   valued at $9,993,001) to be repurchased at
   9,856,515 (Cost $9,856,000)                                9,856        9,856,000
                                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,190,156,607)                                              $1,193,974,009
                                                                      ==============

----------
+    See Note B to Financial Statements.
^    Denominated in Canadian Dollars.
@    Denominated in Swedish Krona.

                 See accompanying Notes to Financial Statements.

               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                             NOVEMBER 30, 2004 FACE

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                          (000)
U.S. TREASURY OBLIGATIONS -- (35.4%)
U.S. Treasury Bonds
    11.250%, 02/15/15                                $        5,000   $    7,799,805
    10.625%, 08/15/15                                         6,000        9,137,814
    9.875%, 11/15/15                                          6,000        8,780,388
    9.250%, 02/15/16                                          9,000       12,718,125
    7.250%, 05/15/16                                          6,000        7,422,888
    9.000%, 11/15/18                                          8,200       11,724,401
 U.S. Treasury Notes
    5.625%, 05/15/08                                         11,000       11,798,787
    5.500%, 05/15/09                                          5,000        5,395,900
    6.000%, 08/15/09                                          8,000        8,802,496
    6.500%, 02/15/10                                          6,600        7,450,265
    5.750%, 08/15/10                                          3,600        3,948,750
    5.000%, 02/15/11                                          5,700        6,031,535
    5.000%, 08/15/11                                         10,000       10,575,780
    4.875%, 02/15/12                                          3,000        3,144,609
    3.875%, 02/15/13                                         10,300       10,055,776
    7.500%, 11/15/16                                          4,000        5,051,720
                                                                      --------------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $124,967,604)                                                   129,839,039
                                                                      --------------
 AGENCY OBLIGATIONS -- (63.8%)
Federal Farm Credit Bank
    6.450%, 10/07/09                                          2,000        2,213,410
    7.160%, 05/19/10                                          3,000        3,438,039
    6.700%, 11/22/10                                          2,000        2,258,994
    6.135%, 12/13/10                                          4,000        4,391,664
    5.750%, 01/18/11                                          9,000        9,714,375
    6.000%, 03/07/11                                          9,000        9,822,933
    6.740%, 04/11/11                                          1,000        1,132,401
    4.800%, 05/24/11                                          3,300        3,381,926
    6.300%, 06/06/11                                          2,800        3,116,467
    4.300%, 11/23/11                                          5,500        5,452,161
    6.260%, 12/02/11                                          2,000        2,215,714
    4.480%, 08/24/12                                          4,000        3,986,704
    6.280%, 11/26/12                                          3,000        3,342,390
    4.150%, 05/15/13                                          4,000        3,868,572
    8.160%, 09/30/14                                          3,615        4,565,846
Federal Home Loan Bank
    5.895%, 01/14/08                                          2,100        2,243,705
    6.030%, 01/30/08                                          2,000        2,145,882
    7.000%, 02/15/08                                          2,000        2,208,290
    5.905%, 03/27/08                                          4,000        4,283,928
    6.185%, 05/06/08                                          1,000        1,082,384
    6.045%, 05/22/08                                 $        1,000   $    1,078,428
    5.945%, 07/28/08                                          6,000        6,462,762
    5.915%, 08/25/08                                          3,000        3,230,511
    5.800%, 09/02/08                                          3,000        3,209,256
    5.550%, 11/17/08                                          5,000        5,328,205
    5.315%, 12/23/08                                         10,000       10,574,760
    5.545%, 02/17/09                                          3,000        3,201,792
    5.950%, 03/16/09                                          5,550        6,016,522
    5.863%, 04/22/09                                          9,000        9,732,735
    6.730%, 06/22/09                                          2,500        2,799,593
    6.500%, 08/14/09                                          3,000        3,333,090
    6.500%, 11/13/09                                          9,000       10,018,638
    3.875%, 02/12/10                                          3,000        2,971,533
    7.375%, 02/12/10                                          2,080        2,393,845
    7.625%, 05/14/10                                          3,020        3,534,049
    4.125%, 08/13/10                                          9,000        8,966,529
    6.625%, 11/15/10                                          1,000        1,123,235
    7.200%, 06/14/11                                          3,000        3,497,340
    5.750%, 05/15/12                                         16,300       17,648,140
    4.500%, 11/15/12                                          8,000        8,002,448
    3.875%, 06/14/13                                          3,600        3,429,875
    4.500%, 09/16/13                                         11,000       10,954,053
    5.250%, 06/18/14                                          2,000        2,086,880
Tennessee Valley Authority
    5.375%, 11/13/08                                          8,000        8,466,944
    5.625%, 01/18/11                                         11,000       11,751,300
    6.000%, 03/15/13                                          9,000        9,860,976
                                                                      --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $222,090,819)                                                    234,539,224
                                                                      --------------

 TEMPORARY CASH
   INVESTMENTS -- (0.8%)
  Repurchase Agreement, PNC Capital Markets, Inc.
   1.88%, 12/01/04 (Collateralized by $2,811,000
   FHLMC Notes 4.20%, 10/20/09, valued at
   $2,823,059) to be repurchased at $2,793,146
   (Cost $2,793,000)                                          2,793        2,793,000
                                                                      --------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $349,850,423)                                                $  367,171,263
                                                                      ==============

----------
+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
MUNICIPAL BONDS -- (63.3%)
Alabama -- (2.7%)
Alabama State Department of
  Dock Facilities Revenue Bonds
   6.000%, 10/01/08                                  $        1,000   $    1,121,140
Alabama State Federal Highway
  Finance Authority Series A
   5.000%, 03/01/09                                           4,000        4,349,680
Alabama Water Pollution Control
  Authority Revenue Bonds
   5.000%, 08/15/08                                           2,160        2,341,656
Huntsville, Alabama General Obligations
   4.500%, 08/01/07                                           1,000        1,051,420
Jefferson County, Alabama Series A
  General Obligations
   5.000%, 04/01/08                                           1,300        1,398,800
                                                                      --------------
                                                                          10,262,696
                                                                      --------------

Arizona -- (1.8%)
Arizona State Transportation Board
  Revenue Bonds
   5.250%, 07/01/08                                           3,000        3,275,250
City of Scottsdale, Arizona General
  Obligations
   5.000%, 07/01/08                                           2,250        2,432,498
Pima County, Arizona General
  Obligations
   5.100%, 07/01/07                                           1,000        1,068,380
                                                                      --------------
                                                                           6,776,128
                                                                      --------------

Colorado -- (0.3%)
Jefferson County, Colorado School
  District General Obligations
   5.500%, 12/15/06                                           1,000        1,064,640
                                                                      --------------

Connecticut -- (3.0%)
Connecticut State Special
  Obligation Rate Reduction
   5.000%, 06/30/09                                           5,000        5,448,950
 State of Connecticut Health Education
   Refunding Bonds
   General Obligations
   4.500%, 03/15/09                                           5,600        5,988,528
                                                                      --------------
                                                                          11,437,478
                                                                      --------------

Delaware -- (0.6%)
Delaware Transportation Authority
  Series B Revenue Bonds
         5.250%, 07/01/07                                     1,000        1,072,370
State of Delaware Series B
  General Obligations
   5.000%, 05/01/07                                           1,000        1,063,440
                                                                      --------------
                                                                           2,135,810
                                                                      --------------

Florida -- (2.2%)
Florida State Board of Education
  Series C General Obligations
   4.000%, 06/01/09                                  $        4,000   $    4,192,760
Florida State Board of Education
  Series H General Obligations
   5.000%, 06/01/08                                           2,000        2,161,440
Jacksonville, Florida Excise Taxes
  Revenue Bonds
   5.250%, 10/01/07                                           1,000        1,078,000
Tallahassee, Florida Energy Systems
   2.750%, 10/01/05                                           1,000        1,005,290
                                                                      --------------
                                                                           8,437,490
                                                                      --------------

Georgia -- (1.8%)
State of Georgia Finance &
  Investment Committee
   5.750%, 09/01/07                                           1,000        1,090,090
State of Georgia General Obligations
   5.250%, 08/01/07                                           1,000        1,074,890
State of Georgia General Obligations
   6.700%, 08/01/08                                           2,000        2,286,020
State of Georgia General Obligations
   6.250%, 04/01/09                                           2,000        2,281,920
                                                                      --------------
                                                                           6,732,920
                                                                      --------------

Hawaii -- (0.6%)
State of Hawaii General Obligations
   5.000%, 04/01/08                                           2,000        2,154,660
                                                                      --------------

Illinois -- (3.4%)
Central Lake County, Illinois General
  Obligations
   6.000%, 02/01/08                                           1,000        1,105,380
Chicago Metropolitan Water Reclamation
  District General Obligations
   5.500%, 12/01/08                                           2,000        2,209,900
Chicago, Illinois Public Building
  Commission Revenue Bonds
   5.000%, 03/01/08                                           1,000        1,077,080
Chicago, Illinois Tax Increment
   5.500%, 01/01/07                                             970        1,033,215
Du Page, Cook & Will Counties
  Community College District
  General Obligations
   5.000%, 06/01/08                                           2,175        2,340,757
Du Page, Illinois Water Commission
  General Obligations
   5.000%, 03/01/07                                           1,000        1,057,570
State of Illinois First Series
  General Obligations
   5.250%, 04/01/07                                             600          638,610
State of Illinois General Obligations
   5.500%, 04/01/09                                           3,000        3,321,420
                                                                      --------------
                                                                          12,783,932
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Indiana -- (1.1%)
Indianapolis, Indiana Local Improvement
  Revenue Bonds
   6.500%, 01/01/08                                  $        1,000   $    1,117,130
Ivy Technical State College
  Revenue Bonds
   5.000%, 07/01/08                                           1,000        1,080,760
Logansport Multi-Purpose School
  Building Corp. Revenue Bonds
   4.250%, 07/05/08                                           1,000        1,055,470
Valparaiso, Indiana School
  Building Corp.
   4.500%, 01/05/07                                           1,000        1,044,810
                                                                      --------------
                                                                           4,298,170
                                                                      --------------

Iowa -- (1.1%)
Des Moines, Iowa General Obligations
   5.000%, 06/01/09                                           3,680        3,998,614
                                                                      --------------

Kansas -- (0.9%)
Johnson County, Kansas General
  Obligations
   5.250%, 09/01/07                                           1,000        1,075,770
Kansas State Development Finance
  Authority Revenue Bonds
   5.000%, 10/01/07                                           1,000        1,071,490
Wyandotte County, Kansas City, Kansas
   5.000%, 09/01/07                                           1,000        1,069,450
                                                                      --------------
                                                                           3,216,710
                                                                      --------------

Kentucky -- (0.9%)
Kentucky State Turnpike Authority
  Revenue Bonds
   5.500%, 07/01/08                                           3,000        3,297,480
                                                                      --------------

Louisiana -- (1.0%)
Calcasieu Parish, Louisiana
  General Obligations
   4.600%, 08/15/06                                             700          726,908
New Orleans, Louisiana Certificates of
  Indebtedness General Obligations
   5.000%, 03/01/08                                           1,000        1,074,170
Shreveport, Louisiana Series A
  Certificates of Indebtedness
   5.000%, 10/01/07                                           1,000        1,070,640
St. Tammany Parish, Louisiana
   6.000%, 04/01/07                                           1,000        1,082,170
                                                                      --------------
                                                                           3,953,888
                                                                      --------------

Maryland -- (2.3%)
State of Maryland General Obligations
   5.000%, 07/15/08                                           2,000        2,171,100
State of Maryland General Obligations
   5.250%, 02/01/09                                           5,000        5,506,750
Washington Suburban Sanitation
  District General Obligations
   5.250%, 06/01/08                                           1,000        1,091,470
                                                                      --------------
                                                                           8,769,320
                                                                      --------------

Massachusetts -- (0.9%)
Boston, Massachusetts Series A
  General Obligations
   5.000%, 02/01/08                                  $        1,000   $    1,072,980
State of Massachusetts Series C
  General Obligations
   5.250%, 12/01/07                                           2,000        2,158,940
                                                                      --------------
                                                                           3,231,920
                                                                      --------------

Michigan -- (2.3%)
Detroit, Michigan City School District
  Series B General Obligations
   4.500%, 05/01/08                                           1,000        1,060,940
Fraser Public School District
  General Obligations
   5.150%, 05/01/08                                           1,000        1,082,020
Michigan Municipal Bond Authority
  Revenue Bonds
   5.250%, 10/01/07                                           1,000        1,078,000
Michigan Municipal Bond Authority
  Revenue Bonds
   5.250%, 10/01/08                                           3,000        3,284,340
Michigan State Comprehensive
  Transportation Series A
  Revenue Bonds
   5.750%, 05/15/07                                           1,000        1,079,980
Wayne County, Michigan Community
  College General Obligations
   5.000%, 07/01/07                                           1,000        1,065,370
                                                                      --------------
                                                                           8,650,650
                                                                      --------------

Minnesota -- (0.9%)
Metropolitan Council of Minneapolis
  and St. Paul General Obligations
   4.000%, 02/01/08                                           1,200        1,253,976
State of Minnesota General Obligations
   6.000%, 08/01/05                                           1,000        1,025,970
State of Minnesota General Obligations
   5.000%, 11/01/07                                           1,000        1,074,420
                                                                      --------------
                                                                           3,354,366
                                                                      --------------

Mississippi -- (0.3%)
Rankin County, Mississippi
  School District
   4.500%, 02/01/07                                           1,000        1,044,590
                                                                      --------------

Missouri -- (0.9%)
State of Missouri General Obligations
   5.000%, 08/01/08                                           3,000        3,257,460
                                                                      --------------

Nevada -- (2.4%)
Clark County, Nevada School District
  General Obligations
   4.000%, 06/01/09                                           3,540        3,707,548
Las Vegas, Nevada Valley Water
  Distribution Series B
  General Obligations
   5.250%, 06/01/09                                           2,830        3,112,123
State of Nevada General Obligations
   5.375%, 10/01/08                                           2,100        2,306,913
                                                                      --------------
                                                                           9,126,584
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
New Hampshire -- (0.3%)
New Hampshire State Turnpike
  Systems Revenue Bonds
   5.000%, 10/01/06                                  $        1,000   $    1,047,290
                                                                      --------------

New Jersey -- (0.3%)
New Jersey State Transportation Trust
  Fund Authority
   5.375%, 12/15/07                                           1,000        1,085,000
                                                                      --------------

New Mexico -- (0.4%)
New Mexico State Severance Tax Series
   5.000%, 07/01/07                                             550          585,530
New Mexico State Severance Tax Series
   5.000%, 07/01/07                                           1,000        1,064,080
                                                                      --------------
                                                                           1,649,610
                                                                      --------------

New York -- (2.6%)
Long Island Power Authority Series A
  Revenue Bonds
   5.250%, 12/01/05                                           1,000        1,033,150
Municipal Assistance Corp. for the
  City of New York
   6.000%, 07/01/07                                           1,000        1,093,390
Nassau County, New York Interim
  Finance Authority
   5.000%, 11/15/09                                           3,415        3,738,469
New York State Thruway Authority
   5.000%, 04/01/09                                           3,500        3,807,195
                                                                      --------------
                                                                           9,672,204
                                                                      --------------

North Carolina -- (2.6%)
Durham County, North Carolina
  General Obligations
   5.500%, 04/01/09                                           3,000        3,334,320
North Carolina State Public
  Improvements General Obligations
   5.500%, 03/01/08                                           1,000        1,093,220
State of North Carolina
  General Obligations
   5.000%, 03/01/09                                           4,000        4,363,080
University of North Carolina
  Revenue Bonds
   5.000%, 04/01/08                                           1,000        1,078,650
                                                                      --------------
                                                                           9,869,270
                                                                      --------------

Ohio -- (3.4%)
Franklin County, Ohio
  General Obligations
   5.500%, 12/01/07                                           1,000        1,086,340
Ohio State Building Authority
  Revenue Bonds
   5.500%, 10/01/08                                           1,500        1,650,555
Ohio State Higher Education Capital
  Facilities Revenue Bonds
   5.000%, 12/01/08                                           5,000        5,432,700
Ohio State Higher Education Capital
  Facilities Series II Revenue Bonds
   5.250%, 12/01/06                                           1,000        1,057,390
Ohio State Water Development Authority
  Revenue Bonds
   5.000%, 06/01/08                                  $        2,500   $    2,699,175
State of Ohio Highway Improvement
  General Obligations
   5.500%, 05/01/07                                           1,000        1,072,910
                                                                      --------------
                                                                          12,999,070
                                                                      --------------

Oklahoma -- (1.2%)
Grand River Dam Authority of Oklahoma
  Revenue Bonds
   5.750%, 06/01/08                                           4,000        4,422,520
                                                                      --------------

Oregon -- (2.6%)
Oregon State Deparment of
  Transportation Revenue Bonds
   5.000%, 11/15/06                                             900          947,304
Oregon State Department of
  Administrative Services
  Revenue Bonds
   5.250%, 04/01/08                                           2,000        2,173,160
Salem-Keizer, Oregon School District
  General Obligations
   5.000%, 06/15/09                                           6,055        6,612,968
                                                                      --------------
                                                                           9,733,432
                                                                      --------------

Pennsylvania -- (1.5%)
Allegheny County, Pennsylvania
  Sanitation Authority
   5.000%, 12/01/07                                           1,000        1,072,590
Berks County, Pennsylvania
  General Obligations
   6.350%, 11/15/07                                           1,500        1,662,315
Pennsylvania Intergovernmental
  Cooperative Authority Special Tax
   5.000%, 06/15/08                                           1,000        1,079,810
Pittsburgh, Pennsylvania School District
  General Obligations
   5.000%, 09/01/07                                           1,000        1,068,070
State of Pennsylvania
  General Obligations
   5.000%, 01/15/07                                             650          685,347
                                                                      --------------
                                                                           5,568,132
                                                                      --------------

South Carolina -- (0.8%)
Piedmont Municipal Power Agency
  Electric Revenue Bonds Series 1985B
   6.125%, 01/01/07                                           1,000        1,076,730
State of South Carolina
  General Obligations
   5.000%, 04/01/09                                           1,900        2,074,040
                                                                      --------------
                                                                           3,150,770
                                                                      --------------

Tennessee -- (2.6%)
Knox County, Tennessee
  General Obligations
   4.500%, 04/01/08                                           2,000        2,120,320

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Metro Government Nashville & Davidson
  Counties General Obligations
   5.000%, 11/15/08                                  $        2,000   $    2,169,660
Metro Government of Nashville &
  Davidson Counties Series A
  Prerefunded General Obligations
   5.250%, 10/15/07                                             790          850,846
Metro Government of Nashville &
  Davidson Counties Series B
  Unrefunded General Obligations
   5.250%, 10/15/07                                             210          226,174
Shelby County, Tennessee
  General Obligations
   5.000%, 04/01/09                                           4,195        4,561,391
                                                                      --------------
                                                                           9,928,391
                                                                      --------------

Texas -- (5.4%)
Austin, Texas Electric Utility Systems
  Revenue Bonds
   5.000%, 11/15/05                                           1,000        1,027,030
Dallas, Texas Waterworks &
  Sewer System
   5.250%, 10/01/08                                           3,000        3,276,300
Houston, Texas General Obligations
   5.500%, 03/01/06                                              70           72,774
Houston, Texas General Obligations
   5.500%, 03/01/06                                             430          447,200
Lower Colorado River Authority
  Revenue Bonds
   5.250%, 05/15/08                                           1,000        1,084,480
San Antonio, Texas Pre Refunded
  General Obligations
   5.000%, 08/01/07                                              20           21,343
San Antonio, Texas Unrefunded
  General Obligations
   5.000%, 08/01/07                                             980        1,043,445
State of Texas General Obligations
   5.000%, 08/01/09                                           4,000        4,356,320
Texas A&M University Revenue Bond
   5.000%, 05/15/09                                           4,000        4,344,760
Texas State University Systems
  Financing Revenue Bonds
   5.000%, 03/15/09                                           2,245        2,436,341
Trinity River Authority Texas Regional
  Wastewater System Revenue Bond
   5.500%, 08/01/08                                           2,200        2,415,688
                                                                      --------------
                                                                          20,525,681
                                                                      --------------

Utah -- (1.9%)
Salt Lake City, Utah General Obligations
   5.250%, 06/15/07                                           1,000        1,070,910
Salt Lake County, Utah Municipal
  Building Authority Lease
  Revenue Bonds
   5.000%, 10/01/08                                           1,800        1,951,578
State of Utah General Obligations
   4.000%, 07/01/08                                           3,000        3,147,810
Utah State Board of Regents
  Revenue Bonds
   5.250%, 04/01/08                                  $        1,000   $    1,083,250
                                                                      --------------
                                                                           7,253,548
                                                                      --------------

Vermont -- (0.3%)
Vermont Public Power Supply Authority
   4.000%, 07/01/07                                           1,000        1,039,240
                                                                      --------------

Virginia -- (2.8%)
Arlington County, Virginia
  General Obligations
   4.000%, 01/15/09                                           4,000        4,196,440
Richmond, Virginia General Obligations
   5.000%, 07/15/07                                           1,000        1,066,320
Virginia Commonwealth Transportation
  Board Federal Highway
  Reimbursement Notes
   5.000%, 10/01/09                                           5,000        5,474,400
                                                                      --------------
                                                                          10,737,160
                                                                      --------------

Washington -- (2.1%)
King County, Washington Sewer
  Revenue Bonds
   5.250%, 01/01/08                                           2,000        2,157,600
Seattle, Washington Drain & Wastewater
  Revenue Bonds
   4.000%, 07/01/08                                           1,000        1,046,820
Snohomish County, Washington School
  District Revenue Bonds
   4.500%, 06/01/09                                           3,500        3,731,350
State of Washington General Obligations
   5.500%, 09/01/07                                           1,000        1,079,610
                                                                      --------------
                                                                           8,015,380
                                                                      --------------

Wisconsin -- (1.1%)
Muskego Norway, Wisconsin School
  District General Obligations
   5.000%, 04/01/07                                           1,000        1,059,190
State of Wisconsin
  General Obligations
   5.000%, 05/01/07                                           1,000        1,060,780
State of Wisconsin
  General Obligations
   5.250%, 05/01/09                                           2,000        2,195,860
                                                                      --------------
                                                                           4,315,830
                                                                      --------------

TOTAL MUNICIPAL BONDS
  (Cost $239,516,890)                                                    238,998,034
                                                                      --------------

TAX EXEMPT COMMERCIAL
  PAPER -- (35.0%)
Arizona -- (3.6%)
City of Mesa, Arizona Municipal
  Develpoment
   1.810%, 01/03/05                                           4,000        4,000,000
Salt River Project Agricultural
  Improvement
   1.780%, 12/17/04                                           2,500        2,500,000

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Salt River Project Agricultural
  Improvement
   1.800%, 01/11/05                                  $        5,000   $    5,000,000
Salt River Project Agricultural
  Improvement
   1.780%, 01/18/05                                           2,000        2,000,000
                                                                      --------------
                                                                          13,500,000
                                                                      --------------

Connecticut -- (0.3%)
State of Connecticut Health Education
   1.740%, 12/07/04                                           1,000        1,000,000
                                                                      --------------

Florida -- (1.7%)
City of Gainesville, Florida
   1.770%, 12/06/04                                           6,500        6,500,000
                                                                      --------------

Georgia -- (2.3%)
Burke County, Georgia
  Development Authority
   1.770%, 12/07/04                                           8,500        8,500,000
                                                                      --------------

Maryland -- (3.5%)
Maryland Health & Higher Education
   1.620%, 12/01/04                                           4,000        4,000,000
Maryland Health & Higher Education
   1.730%, 12/08/04                                           1,000        1,000,000
Maryland Health & Higher Education
   1.740%, 12/14/04                                           1,500        1,500,000
Maryland Health & Higher Education
   1.830%, 01/19/05                                           3,000        3,000,000
Montgomery, Maryland
  General Obligations
   1.850%, 01/26/05                                           3,700        3,700,276
                                                                      --------------
                                                                          13,200,276
                                                                      --------------

Massachusetts -- (3.7%)
Harvard University
   1.700%, 12/03/04                                           2,000        2,000,000
Harvard University
   1.730%, 12/09/04                                           2,100        2,100,000
Massachusetts Port Authority
   1.700%, 12/03/04                                           3,000        3,000,000
Massachusetts Port Authority
   1.780%, 12/22/04                                           5,000        5,000,000
Massachusetts Water Resource
   1.730%, 12/02/04                                           2,000        2,000,000
                                                                      --------------
                                                                          14,100,000
                                                                      --------------

Nebraska -- (1.3%)
Omaha Public Power District
   1.740%, 12/10/04                                           2,000        2,000,000
Omaha Public Power District
   1.790%, 12/13/04                                           3,000        3,000,000
                                                                      --------------
                                                                           5,000,000
                                                                      --------------

New York -- (1.9%)
Dormitory Authority of New York
   1.740%, 12/14/04                                  $        5,000   $    5,000,000
New York State Environmental Quality
  General Obligations
   1.830%, 01/24/05                                           2,000        2,000,090
                                                                      --------------
                                                                           7,000,090
                                                                      --------------

Pennsylvania -- (0.9%)
City of Philadelphia, Pennsylvania
   1.720%, 12/06/04                                           3,500        3,500,000
                                                                      --------------

South Carolina -- (1.7%)
South Carolina Public Services
  Authority
   1.750%, 12/15/04                                           5,009        5,009,000
South Carolina Public Services
  Authority
   1.780%, 12/17/04                                           1,500        1,500,000
                                                                      --------------
                                                                           6,509,000
                                                                      --------------

Tennessee -- (0.6%)
Tennessee State School Board
  Authority
   1.770%, 12/02/04                                           2,400        2,400,000
                                                                      --------------

Texas -- (11.1%)
City of San Antonio, Texas Electric
   1.820%, 01/21/05                                           5,000        4,999,630
Dallas Area Rapid Transit
   1.740%, 12/13/04                                           1,000        1,000,000
Harris County, Texas
  General Oblications
   1.740%, 12/06/04                                           1,500        1,500,000
Houston, Texas General Obligations
   1.730%, 12/01/04                                           4,700        4,700,000
Houston, Texas General Obligations
   1.770%, 12/01/04                                           2,000        2,000,000
Houston, Texas General Obligations
   1.850%, 01/25/05                                           2,000        1,999,982
North Central Texas Health
   1.790%, 12/27/04                                           7,000        7,000,000
Plano, Texas Health Facility
   1.660%, 12/02/04                                           2,000        2,000,000
Texas Public Finance Authority
   1.760%, 01/04/05                                           9,359        9,359,000
University of Texas Board of Regents
   1.730%, 12/16/04                                           2,000        2,000,025
University of Texas Board of Regents
   1.770%, 12/16/04                                           5,500        5,500,000
                                                                      --------------
                                                                          42,058,637
                                                                      --------------

Utah -- (1.3%)
Intermountain Power Agency
   1.630%, 12/01/04                                           2,000        2,000,000
Intermountain Power Agency
   1.740%, 12/06/04                                           1,000        1,000,000
Intermountain Power Agency
   1.760%, 12/15/04                                           2,000        2,000,000
                                                                      --------------
                                                                           5,000,000
                                                                      --------------

                                                          FACE
                                                         AMOUNT           VALUE+
                                                         ------           ------
                                                         (000)
Virginia -- (0.7%)
 Ida of The City of Hampton, Virginia
   1.780%, 01/06/05                                  $        2,600   $    2,600,000
                                                                      --------------

Wisconsin -- (0.4%)
State of Wisconsin General Obligations
   1.820%, 01/03/05                                           1,500        1,500,000
                                                                      --------------

TOTAL TAX EXEMPT COMMERCIAL PAPER
   (Cost $132,368,000)                                                   132,368,003
                                                                      --------------

                                                         SHARES
                                                         -------
                                                         (000)
TEMPORARY CASH INVESTMENTS -- (1.7%)
 Wilmington Tax Exempt Portfolio -- Investor
  Shares
  (Cost $6,307,902)                                           6,308        6,307,902
                                                                      --------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $378,192,792)                                                 $  377,673,939
                                                                      ==============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                      U.S.            ENHANCED            U.S.              U.S.
                                                     LARGE           U.S. LARGE        LARGE CAP          SMALL XM
                                                    COMPANY           COMPANY            VALUE             VALUE
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                            $     1,440,962   $       221,780   $     2,630,798   $       159,367
Receivables:
   Fund Shares Sold                                       2,026               211             3,392             2,686
Prepaid Expenses and Other Assets                            16                 6                14                 7
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                      1,443,004           221,997         2,634,204           162,060
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                        1,148               204             2,612             2,488
   Fund Shares Redeemed                                     878                 7               780               198
   Due to Advisor                                            13                27               321                38
Accrued Expenses and Other Liabilities                       96                15               130                11
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                     2,135               253             3,843             2,735
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     1,440,869   $       221,744   $     2,630,361   $       159,325
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    41,650,081        23,706,635       135,795,657         9,322,843
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         34.59   $          9.35   $         19.37   $         17.09
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $     1,173,764   $       195,855   $     1,978,677   $       118,613
                                                ===============   ===============   ===============   ===============

                                                      U.S.              U.S.              U.S.              DFA
                                                   SMALL CAP           SMALL             MICRO          REAL ESTATE
                                                     VALUE              CAP               CAP            SECURITIES
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0, $0
  and $22,760 of securities on loan,
  respectively)                                 $     5,796,760   $     2,138,620   $     3,215,647   $     1,330,766
Receivables:
   Investment Securities Sold                               396                --                --                --
   Dividends, Interest, and Tax Reclaims                     --                --                --               845
   Securities Lending                                        --                --                --                11
   Fund Shares Sold                                       4,890           106,816             7,278             1,546
Prepaid Expenses and Other Assets                            15                10                14                15
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                      5,802,061         2,245,446         3,222,939         1,333,183
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                          --                --                --            23,325
   Investment Securities Purchased                           --           106,318             2,142                --
   Fund Shares Redeemed                                   5,286               498             5,136               503
   Due to Advisor                                         1,383               520             1,031               318
Accrued Expenses and Other Liabilities                      226               140               110               139
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                     6,895           107,476             8,419            24,285
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $     5,795,166   $     2,137,970   $     3,214,520   $     1,308,898
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                   209,135,990       111,761,016       213,426,912        56,864,891
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         27.71   $         19.13   $         15.06   $         23.02
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $     3,633,655   $     1,650,891   $     1,979,268   $       958,040
                                                ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                   INTERNATIONAL        JAPANESE        PACIFIC RIM
                                                   LARGE CAP           SMALL             SMALL             SMALL
                                                 INTERNATIONAL        COMPANY           COMPANY           COMPANY
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $38,078, $0,
  $0 and $0, of securities on loan,
  respectively)                                 $       884,178   $     1,659,646   $        65,894   $        26,732
Cash                                                         15                16                --                --
Receivables:
   Dividends, Interest, and Tax Reclaims                  1,499                --                --                --
   Securities Lending                                        42                --                --                --
   Fund Shares Sold                                         592            11,212               685                51
Prepaid Expenses and Other Assets                            11                14                 8                 7
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                        886,337         1,670,888            66,587            26,790
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                      40,742                --                --                --
   Investment Securities Purchased                          154            11,700               685                47
   Fund Shares Redeemed                                     247               381                --                 4
   Due to Advisor                                           170               527                12                --
Accrued Expenses and Other Liabilities                      141                96                11                 4
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                    41,454            12,704               708                55
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $       844,883   $     1,658,184   $        65,879   $        26,735
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    48,801,237       117,402,691         4,710,285         1,838,943
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $         17.31   $         14.12   $         13.99   $         14.54
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $       769,097   $     1,223,259   $       181,529   $        52,910
                                                ===============   ===============   ===============   ===============

                                                                                          DFA
                                                     UNITED         CONTINENTAL      INTERNATIONAL
                                                    KINGDOM            SMALL           SMALL CAP          EMERGING
                                                 SMALL COMPANY        COMPANY            VALUE            MARKETS
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value (including $0, $0,
  $238,792 and $0, of securities on loan,
  respectively)                                 $        15,813   $        33,843   $     2,513,803   $     1,132,196
Cash                                                         --                --                15                --
Receivables:
   Investment Securities Sold                                --                --             2,198                --
   Dividends, Interest, and Tax Reclaims                     --                --             3,993                --
   Securities Lending                                        --                --               210                --
   Fund Shares Sold                                          56               269             2,996               755
Prepaid Expenses and Other Assets                             7                 7                19                10
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                         15,876            34,119         2,523,234         1,132,961
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                          --                --           272,925                --
   Investment Securities Purchased                           56               264            32,657               517
   Fund Shares Redeemed                                      --                 5               701               238
   Due to Advisor                                            --                 6             1,140               361
Accrued Expenses and Other Liabilities                        4                 5               288                67
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                        60               280           307,711             1,183
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $        15,816   $        33,839   $     2,215,523   $     1,131,778
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                       673,887         2,396,493       146,190,868        72,525,962
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                               $         23.47   $         14.12   $         15.16   $         15.61
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $         9,166   $        19,159   $     1,926,668   $       796,106
                                                ===============   ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                                                                                          DFA
                                                    EMERGING            DFA             TWO-YEAR            DFA
                                                    MARKETS           ONE-YEAR           GLOBAL          FIVE-YEAR
                                                   SMALL CAP        FIXED INCOME      FIXED INCOME       GOVERNMENT
                                                   PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                ---------------   ---------------   ---------------   ---------------
ASSETS:
Investments at Value                            $       190,101   $     1,738,796   $     1,675,206   $       538,155
Receivables:
   Investment Securities Sold                                --             3,365                --                --
   Dividends, Interest, and Tax Reclaims                     --                --                --             3,842
   Fund Shares Sold                                          --             2,029             3,475             1,087
Prepaid Expenses and Other Assets                             8                16                12                16
                                                ---------------   ---------------   ---------------   ---------------
    Total Assets                                        190,109         1,744,206         1,678,693           543,100
                                                ---------------   ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                           --                --             2,419                --
   Fund Shares Redeemed                                      --             5,394             1,056               321
   Due to Advisor                                            65               148               139                89
Accrued Expenses and Other Liabilities                       16                90               107                56
                                                ---------------   ---------------   ---------------   ---------------
    Total Liabilities                                        81             5,632             3,721               466
                                                ---------------   ---------------   ---------------   ---------------
NET ASSETS                                      $       190,028   $     1,738,574   $     1,674,972   $       542,634
                                                ===============   ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                    16,617,645       170,440,755       168,846,441        51,022,458
                                                ===============   ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                              $         11.44   $         10.20   $          9.92   $         10.64
                                                ===============   ===============   ===============   ===============
Investments at Cost                             $       147,601   $     1,737,999   $     1,681,595   $       542,885
                                                ===============   ===============   ===============   ===============

                                                                        DFA               DFA
                                                                     FIVE-YEAR        INTERMEDIATE          DFA
                                                                       GLOBAL          GOVERNMENT        SHORT-TERM
                                                                    FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                     PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                  ---------------   ---------------   ---------------
ASSETS:
Investments at Value                                              $     1,193,974   $       367,171   $       377,674
Cash                                                                            6                --                --
Receivables:
   Investment Securities Sold                                               5,817                --                --
   Dividends, Interest, and Tax Reclaims                                   18,223             4,091             3,604
   Fund Shares Sold                                                         2,356             1,968               615
Prepaid Expenses and Other Assets                                              17                10                12
                                                                  ---------------   ---------------   ---------------
    Total Assets                                                        1,220,393           373,240           381,905
                                                                  ---------------   ---------------   ---------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                          3,841                --                --
   Fund Shares Redeemed                                                     7,436                66                86
   Due to Advisor                                                             257                31                53
   Unrealized Loss on Forward Currency
     Contracts                                                              3,094                --                --
Accrued Expenses and Other Liabilities                                        187                35                57
                                                                  ---------------   ---------------   ---------------
    Total Liabilities                                                      14,815               132               196
                                                                  ---------------   ---------------   ---------------
NET ASSETS                                                        $     1,205,578   $       373,108   $       381,709
                                                                  ===============   ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE                                     114,791,100        31,656,055        37,844,799
                                                                  ===============   ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE                                                 $         10.50   $         11.79   $         10.09
                                                                  ===============   ===============   ===============
Investments at Cost                                               $     1,190,157   $       349,850   $       378,193
                                                                  ===============   ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                  U.S.            ENHANCED            U.S.              U.S.
                                                                  LARGE          U.S. LARGE         LARGE CAP         SMALL XM
                                                                 COMPANY           COMPANY            VALUE             VALUE
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             --------------    --------------    --------------    --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                                       --    $        1,998    $       22,711    $          843
   Dividends                                                 $       25,211                --                --                --
   Interest                                                             252                --                --                --
   Income from Securities Lending                                       133                --                --                --
   Expenses Allocated from Master Funds                                (638)               --                --                --
                                                             --------------    --------------    --------------    --------------
        Total Investment Income                                      24,958             1,998            22,711               843
                                                             --------------    --------------    --------------    --------------
EXPENSES
   Administrative Services                                            2,656               262             3,225               399
   Accounting & Transfer Agent Fees                                     271                13                51                13
   Legal Fees                                                            21                 3                36                 2
   Audit Fees                                                             6                 1                 9                 1
   Filing Fees                                                           97                40               122                43
   Shareholders' Reports                                                 63                 7                86                 4
   Directors' Fees and Expenses                                          13                 2                26                 1
   Other                                                                  2                 3                 3                 1
                                                             --------------    --------------    --------------    --------------
        Total Expenses                                                3,129               331             3,558               464
   Fees Waived, Expenses Reimbursed, and/or Previously
        Waived Fees Recovered by Advisor (Note C)                    (1,914)               --                --                22
                                                             --------------    --------------    --------------    --------------
   Net Expenses                                                       1,215               331             3,558               486
                                                             --------------    --------------    --------------    --------------
   NET INVESTMENT INCOME (LOSS)                                      23,743             1,667            19,153               357
                                                             --------------    --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --                --                --            11,499
   Net Realized Gain (Loss) on Investment Securities Sold              (998)           (1,264)             (377)             (819)
   Net Realized Gain (Loss) on Futures                                3,229                --                --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities                                          118,762            20,021           400,873            20,899
     Futures                                                            378                --                --                --
                                                             --------------    --------------    --------------    --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                         121,371            18,757           400,496            31,579
                                                             --------------    --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      145,114    $       20,424    $      419,649    $       31,936
                                                             ==============    ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                                                                  U.S.              U.S.              U.S.              DFA
                                                                SMALL CAP           SMALL             MICRO         REAL ESTATE
                                                                  VALUE              CAP               CAP          SECURITIES
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                $       17,234    $        8,604    $       13,321               --
   Dividends                                                             --                --                --   $       39,727
   Interest                                                              --                --                --              152
   Income from Securities Lending                                        --                --                --               49
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                      17,234             8,604            13,321           39,928
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --                --            2,995
   Administrative Services                                           14,542             4,922            11,280               --
   Accounting & Transfer Agent Fees                                      61                35                35              557
   Custodian Fees                                                        --                --                --               95
   Legal Fees                                                            83                25                46               18
   Audit Fees                                                            22                 7                13               48
   Filing Fees                                                          163               120                74               96
   Shareholders' Reports                                                149                52                97               47
   Directors' Fees and Expenses                                          57                20                19               13
   Other                                                                 37                 8                10               13
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                               15,114             5,189            11,574            3,882
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       2,120             3,415             1,747           36,046
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                       331,592               494            57,526               --
   Net Realized Gain (Loss) on Investment Securities Sold            (4,445)           (4,470)           53,770           30,696
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                          866,604           260,305           332,087          205,195
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                       1,193,751           256,329           443,383          235,891
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $    1,195,871    $      259,744    $      445,130   $      271,937
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                INTERNATIONAL       JAPANESE        PACIFIC RIM
                                                                LARGE CAP           SMALL             SMALL            SMALL
                                                              INTERNATIONAL        COMPANY           COMPANY          COMPANY
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $1,440, $2,759, $46, and $27, respectively)             $       16,236    $       29,199    $          620   $          973
   Interest                                                             108               249                 9                5
   Income from Securities Lending                                       539             2,682               195               43
   Expenses Allocated from Master Funds                                  --            (3,479)             (125)             (82)
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                      16,883            28,651               699              939
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                       1,698                --                --               --
   Administrative Services                                               --             5,111               189              100
   Accounting & Transfer Agent Fees                                     626                34                32               31
   Custodian Fees                                                       287                --                --               --
   Legal Fees                                                            16                31                 2                2
   Audit Fees                                                            35                 5                 1                1
   Filing Fees                                                           65               110                22               19
   Shareholders' Reports                                                 35                67                 3                2
   Directors' Fees and Expenses                                           6                18                --               --
   Other                                                                 31                23                 1                2
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                2,799             5,399               250              157
   Fees Waived, Expenses Reimbursed, and/or
        Previously Waived Fees Recovered by Advisor (Note
          C)                                                             --                --               (28)             (40)
                                                             --------------    --------------    --------------   --------------
   Net Expenses                                                       2,799             5,399               222              117
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                      14,084            23,252               477              822
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold             2,103            41,764            (3,850)          (1,129)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                       (15)               97                (5)               9
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                     119,249           286,938            14,049            5,552
     Translation of Foreign Currency Denominated Amounts                 32                92                12                1
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                       121,369           328,891            10,206            4,433
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $      135,453    $      352,143    $       10,683   $        5,255
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                       DFA
                                                                 UNITED          CONTINENTAL      INTERNATIONAL
                                                                 KINGDOM            SMALL           SMALL CAP        EMERGING
                                                              SMALL COMPANY        COMPANY            VALUE           MARKETS
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $39, $84, $3,265 and $3,707, respectively)              $          406    $          575    $       35,813   $       24,065
   Interest                                                               3                 4               396              159
   Income from Securities Lending                                        --                47             2,133               --
   Expenses Allocated from Master Funds                                 (38)              (71)               --           (2,545)
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                         371               555            38,342           21,679
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --            10,341               --
   Administrative Services                                               55               109                --            3,299
   Accounting & Transfer Agent Fees                                      31                31               904               68
   Custodian Fees                                                        --                --               805               --
   Legal Fees                                                             1                 1                38               22
   Audit Fees                                                             1                 1                78                3
   Filing Fees                                                           16                23               125               77
   Shareholders' Reports                                                  1                 1                75               51
   Directors' Fees and Expenses                                          --                --                22               11
   Other                                                                  1                 1                61                9
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                  106               167            12,449            3,540
   Fees Waived, Expenses Reimbursed, and/or Previously
        Waived Fees Recovered by Advisor (Note C)                       (41)              (39)               --               --
                                                             --------------    --------------    --------------   --------------
   Net Expenses                                                          65               128            12,449            3,540
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         306               427            25,893           18,139
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold               781             1,303            61,932              251
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                        (5)               11               215           (1,457)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       2,435             6,844           409,293          239,858
     Translation of Foreign Currency Denominated
        Amounts                                                          (3)               (6)              126               60
   Deferred Thailand Capital Gains Tax                                   --                --                --             (960)
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 3,208             8,152           471,566          237,752
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $        3,514    $        8,579    $      497,459   $      255,891
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                       DFA
                                                                EMERGING             DFA            TWO-YEAR            DFA
                                                                 MARKETS          ONE-YEAR           GLOBAL          FIVE-YEAR
                                                                SMALL CAP       FIXED INCOME      FIXED INCOME      GOVERNMENT
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                             --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Income Distributions Received from The DFA
     Investment Trust Company                                            --    $       26,751    $       21,765               --
   Dividends (Net of Foreign Taxes Withheld of
     $395, $0, $0, and $0, respectively)                     $        3,130                --                --               --
   Interest                                                              26                --                --   $       16,374
   Expenses Allocated from Master Funds                                (670)               --                --               --
                                                             --------------    --------------    --------------   --------------
        Total Investment Income                                       2,486            26,751            21,765           16,374
                                                             --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                          --                --                --              942
   Administrative Services                                              579             1,767             1,483               --
   Accounting & Transfer Agent Fees                                      32                26                24              141
   Custodian Fees                                                        --                --                --               40
   Legal Fees                                                             4                42                25                8
   Audit Fees                                                             1                 8                 7               25
   Filing Fees                                                           40                88               132               80
   Shareholders' Reports                                                  9                65                61               23
   Directors' Fees and Expenses                                           1                20                17                4
   Other                                                                  2                10                 8                6
                                                             --------------    --------------    --------------   --------------
        Total Expenses                                                  668             2,026             1,757            1,269
                                                             --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                       1,818            24,725            20,008           15,105
                                                             --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Capital Gain Distributions Received from The DFA
     Investment Trust Company                                            --             9,757            13,460               --
   Net Realized Gain (Loss) on Investment Securities Sold             8,584            (3,878)             (372)            (884)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                      (303)               --                --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      26,593           (12,753)          (18,662)          (1,529)
     Translation of Foreign Currency Denominated
        Amounts                                                          33                --                --               --
   Deferred Thailand Capital Gains Tax                                  312                --                --               --
                                                             --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                35,219            (6,874)           (5,574)          (2,413)
                                                             --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       37,037    $       17,851    $       14,434   $       12,692
                                                             ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                   DFA               DFA
                                                                FIVE-YEAR       INTERMEDIATE           DFA
                                                                 GLOBAL          GOVERNMENT        SHORT-TERM
                                                              FIXED INCOME      FIXED INCOME     MUNICIPAL BOND
                                                                PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                             --------------    --------------    --------------
INVESTMENT INCOME
   Interest                                                  $       38,764    $       16,674    $        6,286
                                                             --------------    --------------    --------------
        Total Investment Income                                      38,764            16,674             6,286
                                                             --------------    --------------    --------------
EXPENSES
   Investment Advisory Services                                       2,797               341               618
   Accounting & Transfer Agent Fees                                     659               114               212
   Custodian Fees                                                        91                29                27
   Legal Fees                                                            19                 6                 7
   Audit Fees                                                            60                19                14
   Filing Fees                                                          104                49               101
   Shareholders' Reports                                                 48                11                 8
   Directors' Fees and Expenses                                          11                 2                 4
   Other                                                                 21                10                28
                                                             --------------    --------------    --------------
        Total Expenses                                                3,810               581             1,019
   Fees Waived, Expenses Reimbursed, and/or
        Previously Waived Fees Recovered by Advisor (Note
          C)                                                             --                --               (92)
                                                             --------------    --------------    --------------
   Net Expenses                                                       3,810               581               927
                                                             --------------    --------------    --------------
   NET INVESTMENT INCOME (LOSS)                                      34,954            16,093             5,359
                                                             --------------    --------------    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold            (5,049)            1,129               (17)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                    (6,964)               --                --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                      11,559            (3,418)           (1,598)
     Translation of Foreign Currency Denominated Amounts             (2,966)               --                --
                                                             --------------    --------------    --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
     CURRENCY                                                        (3,420)           (2,289)           (1,615)
                                                             --------------    --------------    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $       31,534    $       13,804    $        3,744
                                                             ==============    ==============    ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                   U.S. LARGE                       ENHANCED
                                                                     COMPANY                   U.S. LARGE COMPANY
                                                                    PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     23,743    $     13,446    $      1,667    $      1,592
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (998)        (31,857)         (1,264)        (14,118)
   Net Realized Gain (Loss) on Futures                           3,229           3,693              --              --
   Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities                                      118,762         133,557          20,021          31,567
    Futures                                                        378            (840)             --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  145,114         117,999          20,424          19,041
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (17,869)        (12,490)         (1,883)         (1,697)
   Net Short-Term Gains                                             --              --              --              --
   Net Long-Term Gains                                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (17,869)        (12,490)         (1,883)         (1,697)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               443,844         318,836          90,004          67,037
   Shares Issued in Lieu of Cash Distributions                  17,160          11,941           1,863           1,634
   Shares Redeemed                                            (164,645)       (194,790)        (30,153)        (45,855)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from
    Capital Share Transactions                                 296,359         135,987          61,714          22,816
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  423,604         241,496          80,255          40,160
NET ASSETS
   Beginning of Period                                       1,017,265         775,769         141,489         101,329
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  1,440,869    $  1,017,265    $    221,744    $    141,489
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               13,474          11,359          10,083           8,890
    Shares Issued in Lieu of Cash Distributions                    523             435             208             225
    Shares Redeemed                                             (4,989)         (7,302)         (3,383)         (6,000)
                                                          ------------    ------------    ------------    ------------
                                                                 9,008           4,492           6,908           3,115
                                                          ============    ============    ============    ============

                                                                                                   U.S. SMALL
                                                                  U.S. LARGE                           XM
                                                                  CAP VALUE                           VALUE
                                                                  PORTFOLIO                         PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     19,153    $     19,207    $        357    $        279
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --          11,499           6,234
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (377)        (11,022)           (819)           (571)
   Net Realized Gain (Loss) on Futures                              --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities                                      400,873         260,888          20,899          19,021
    Futures                                                         --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  419,649         269,073          31,936          24,963
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (24,851)        (17,524)           (683)           (444)
   Net Short-Term Gains                                             --              --          (6,051)             --
   Net Long-Term Gains                                              --              --          (5,912)         (6,874)
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (24,851)        (17,524)        (12,646)         (7,318)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               770,612         508,735          64,693          17,864
   Shares Issued in Lieu of Cash
    Distributions                                               23,431          17,143          12,485           7,311
   Shares Redeemed                                            (267,908)       (244,710)        (34,067)        (12,850)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from
    Capital Share Transactions                                 526,135         281,168          43,111          12,325
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  920,933         532,717          62,401          29,970
NET ASSETS
   Beginning of Period                                       1,709,428       1,176,711          96,924          66,954
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  2,630,361    $  1,709,428    $    159,325    $     96,924
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               43,662          36,285           4,309           1,391
    Shares Issued in Lieu of Cash Distributions                  1,343           1,253             893             687
    Shares Redeemed                                            (15,122)        (17,987)         (2,282)         (1,070)
                                                          ------------    ------------    ------------    ------------
                                                                29,883          19,551           2,920           1,008
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                   U.S. SMALL                         U.S.
                                                                   CAP VALUE                       SMALL CAP
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      2,120    $     14,560    $      3,415    $      4,078
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                           331,592         217,230             494              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             (4,445)        (35,531)         (4,470)         (9,794)
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    866,604       1,099,617         260,305         303,474
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                1,195,871       1,295,876         259,744         297,758
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (17,838)        (12,117)         (6,735)         (3,458)
   Net Short-Term Gains                                        (51,847)             --            (494)             --
   Net Long-Term Gains                                        (216,189)       (271,483)             --          (4,842)
   Return of Capital                                                --              --          (1,515)             --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                       (285,874)       (283,600)         (8,744)         (8,300)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                             1,376,124         859,057       1,056,150         339,446
   Shares Issued in Lieu of Cash Distributions                 277,491         279,462           8,415           8,065
   Shares Redeemed                                            (978,193)       (913,699)       (311,622)       (149,814)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               675,422         224,820         752,943         197,697
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                1,585,419       1,237,096       1,003,943         487,155
NET ASSETS
   Beginning of Period                                       4,209,747       2,972,651       1,134,027         646,872
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  5,795,166    $  4,209,747    $  2,137,970    $  1,134,027
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               56,306          47,932          60,763          25,828
    Shares Issued in Lieu of Cash Distributions                 12,282          17,812             501             704
    Shares Redeemed                                            (40,464)        (52,635)        (18,159)        (11,911)
                                                          ------------    ------------    ------------    ------------
                                                                28,124          13,109          43,105          14,621
                                                          ============    ============    ============    ============

                                                                       U.S.                     DFA REAL ESTATE
                                                                    MICRO CAP                      SECURITIES
                                                                    PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      1,747    $      4,910    $     36,046    $     22,917
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                            57,526          22,183              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             53,770           2,669          30,696           6,763
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                    332,087         843,705         205,195          36,132
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                  445,130         873,467         271,937         165,812
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                        (8,955)         (2,812)        (39,355)        (20,722)
   Net Short-Term Gains                                        (35,761)             --            (707)             --
   Net Long-Term Gains                                         (33,947)        (24,249)         (6,193)         (2,261)
   Return of Capital                                                --              --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (78,663)        (27,061)        (46,255)        (22,983)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               708,465         566,975         426,234         289,454
   Shares Issued in Lieu of Cash Distributions                  75,364          26,396          45,463           2,586
   Shares Redeemed                                            (558,623)       (426,402)       (171,886)        (84,728)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               225,206         166,969         299,811         227,312
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  591,673       1,013,375         525,493         370,141
NET ASSETS
   Beginning of Period                                       2,622,847       1,609,472         783,405         413,264
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  3,214,520    $  2,622,847    $  1,308,898    $    783,405
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               51,580          56,707          21,487          17,797
    Shares Issued in Lieu of Cash Distributions                  5,771           3,041           2,448           1,588
    Shares Redeemed                                            (40,560)        (40,652)         (8,746)         (5,421)
                                                          ------------    ------------    ------------    ------------
                                                                16,791          19,096          15,189          13,964
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                   LARGE CAP                     INTERNATIONAL
                                                                 INTERNATIONAL                   SMALL COMPANY
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------   -----------------------------
                                                              YEAR           YEAR            YEAR            YEAR
                                                              ENDED          ENDED           ENDED           ENDED
                                                             NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004           2003            2004            2003
                                                          ------------   -------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     14,084   $       8,058   $      23,252    $     12,506
   Net Realized Gain (Loss) on Investment Securities
    Sold                                                         2,103              --          41,764          10,185
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   (15)             99              97             309
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 119,249          81,602         286,938         249,662
    Translation of Foreign Currency Denominated Amounts             32              21              92             102
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 135,453          89,780         352,143         272,764
                                                          ------------   -------------   -------------    ------------
Distributions From:
   Net Investment Income                                       (20,560)         (5,772)        (32,182)         (8,564)
                                                          ------------   -------------   -------------    ------------
    Total Distributions                                        (20,560)         (5,772)        (32,182)         (8,564)
                                                          ------------   -------------   -------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               291,666         179,697         540,048         281,724
   Shares Issued in Lieu of Cash Distributions                  19,638           5,551          31,815           8,551
   Shares Redeemed                                             (85,437)       (102,500)       (143,527)       (109,166)
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               225,867          82,748         428,336         181,109
                                                          ------------   -------------   -------------    ------------
    Total Increase (Decrease)                                  340,760         166,756         748,297         445,309
NET ASSETS
   Beginning of Period                                         504,123         337,367         909,887         464,578
                                                          ------------   -------------   -------------    ------------
   End of Period                                          $    844,883   $     504,123   $   1,658,184    $    909,887
                                                          ============   =============   =============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               18,507          14,472          43,527          31,592
    Shares Issued in Lieu of Cash Distributions                  1,271             483           2,697           1,199
    Shares Redeemed                                             (5,382)         (8,433)        (11,553)        (12,776)
                                                          ------------   -------------   -------------    ------------
                                                                14,396           6,522          34,671          20,015
                                                          ============   =============   =============    ============

                                                                   JAPANESE                        PACIFIC RIM
                                                                 SMALL COMPANY                    SMALL COMPANY
                                                                   PORTFOLIO                        PORTFOLIO
                                                          ----------------------------   -----------------------------
                                                              YEAR           YEAR            YEAR            YEAR
                                                              ENDED          ENDED           ENDED           ENDED
                                                             NOV. 30,       NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004           2003            2004            2003
                                                          ------------   -------------   -------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $        477   $         381   $         822    $        809
   Net Realized Gain (Loss) on Investment Securities
    Sold                                                        (3,850)        (19,891)         (1,129)         (6,175)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    (5)              7               9               6
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  14,049          30,910           5,552          15,862
    Translation of Foreign Currency Denominated Amounts             12              --               1               1
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                  10,683          11,407           5,255          10,503
                                                          ------------   -------------   -------------    ------------
Distributions From:
   Net Investment Income                                          (396)           (575)         (1,138)         (2,468)
                                                          ------------   -------------   -------------    ------------
    Total Distributions                                           (396)           (575)         (1,138)         (2,468)
                                                          ------------   -------------   -------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                41,185           8,796          12,619           5,381
   Shares Issued in Lieu of Cash Distributions                     396             575           1,136           2,468
   Shares Redeemed                                              (8,702)        (49,309)        (11,515)        (49,691)
                                                          ------------   -------------   -------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                32,879         (39,938)          2,240         (41,842)
                                                          ------------   -------------   -------------    ------------
    Total Increase (Decrease)                                   43,166         (29,106)          6,357         (33,807)
NET ASSETS
   Beginning of Period                                          22,713          51,819          20,378          54,185
                                                          ------------   -------------   -------------    ------------
   End of Period                                          $     65,879   $      22,713   $      26,735    $     20,378
                                                          ============   =============   =============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                3,229             906             992             530
    Shares Issued in Lieu of Cash Distributions                     37              82              96             328
    Shares Redeemed                                               (659)         (5,808)           (933)         (6,018)
                                                          ------------   -------------   -------------    ------------
                                                                 2,607          (4,820)            155          (5,160)
                                                          ============   =============   =============    ============

               See accompanying Notes to the Financial Statements.

                                                                  UNITED KINGDOM                CONTINENTAL SMALL
                                                                   SMALL COMPANY                    COMPANY
                                                                     PORTFOLIO                      PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $        306    $        476    $        427    $        643
   Net Realized Gain (Loss) on Investment
    Securities Sold                                                781            (102)          1,303           3,377
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    (5)              3              11              76
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                   2,435           4,688           6,844           6,875
    Translation of Foreign Currency Denominated
     Amounts                                                        (3)              1              (6)            (17)
   Deferred Thailand Capital Gains Tax                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                   3,514           5,066           8,579          10,954
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                          (723)         (1,017)           (970)         (1,497)
   Net Short-Term Gains                                             --              --            (290)           (305)
   Net Long-Term Gains                                              --            (599)         (3,086)         (2,582)
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                           (723)         (1,616)         (4,346)         (4,384)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                 2,663           1,791           8,894           4,919
   Shares Issued in Lieu of Cash Distributions                     723           1,616           4,343           4,384
   Shares Redeemed                                              (2,570)        (23,633)         (8,007)        (52,240)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                   816         (20,226)          5,230         (42,937)
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                    3,607         (16,776)          9,463
NET ASSETS
   Beginning of Period                                          12,209          28,985          24,376          60,743
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $     15,816    $     12,209    $     33,839    $     24,376
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                  125             118             733             510
    Shares Issued in Lieu of Cash Distributions                     37             122             400             528
    Shares Redeemed                                               (122)         (1,641)           (671)         (5,903)
                                                          ------------    ------------    ------------    ------------
                                                                    40          (1,401)            462          (4,865)
                                                          ============    ============    ============    ============

                                                                       DFA
                                                                 INTERNATIONAL
                                                                SMALL CAP VALUE                EMERGING MARKETS
                                                                   PORTFOLIO                       PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                              YEAR            YEAR            YEAR            YEAR
                                                              ENDED           ENDED           ENDED           ENDED
                                                             NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                              2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     25,893    $     13,221    $     18,139    $      7,421
   Net Realized Gain (Loss) on Investment
    Securities Sold                                             61,932          10,593             251          (5,984)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                   215             438          (1,457)           (276)
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 409,293         333,818         239,858         144,491
    Translation of Foreign Currency Denominated
     Amounts                                                       126              39              60               9
   Deferred Thailand Capital Gains Tax                              --              --            (960)         (1,778)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets Resulting from
    Operations                                                 497,459         358,109         255,891         143,883
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (38,344)        (11,202)        (19,202)         (4,473)
   Net Short-Term Gains                                           (197)             --              --              --
   Net Long-Term Gains                                          (8,285)             --              --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (46,826)        (11,202)        (19,202)         (4,473)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               818,387         332,252         385,464         178,201
   Shares Issued in Lieu of Cash Distributions                  45,802          11,202          17,283           4,452
   Shares Redeemed                                            (194,996)       (171,201)       (101,734)        (61,853)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               669,193         172,253         301,013         120,800
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                1,119,826         519,160         537,702         260,210
NET ASSETS
   Beginning of Period                                       1,095,697         576,537         594,076         333,866
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  2,215,523    $  1,095,697    $  1,131,778    $    594,076
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               62,188          35,708          28,628          17,445
    Shares Issued in Lieu of Cash Distributions                  3,752           1,564           1,348             528
    Shares Redeemed                                            (14,824)        (19,920)         (7,497)         (6,524)
                                                          ------------    ------------    ------------    ------------
                                                                51,116          17,352          22,479          11,449
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                                                                EMERGING MARKETS                       DFA ONE-YEAR
                                                                   SMALL CAP                           FIXED INCOME
                                                                   PORTFOLIO                             PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                             YEAR            YEAR            YEAR            YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                             2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $      1,818    $        831    $     24,725    $     18,271
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                                --              --           9,757          12,033
   Net Realized Gain (Loss) on Investment
    Securities Sold                                              8,584             637          (3,878)         (1,382)
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                  (303)            (90)             --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                  26,593          20,926         (12,753)         (8,369)
    Translation of Foreign Currency Denominated
      Amounts                                                       33              (1)             --              --
   Deferred Thailand Capital Gains Tax                             312            (486)             --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                   37,037          21,817          17,851          20,553
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                        (2,334)           (338)        (24,460)        (18,230)
   Net Short-Term Gains                                           (216)             --          (9,586)        (12,023)
   Net Long-Term Gains                                            (432)           (273)             --              --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                         (2,982)           (611)        (34,046)        (30,253)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                                99,556          41,560       1,216,580       1,051,658
   Shares Issued in Lieu of Cash Distributions                   2,969             609          31,872          28,015
   Shares Redeemed                                             (30,905)         (5,538)       (948,419)       (607,544)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                                71,620          36,631         300,033         472,129
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  105,675          57,837         283,838         462,429
NET ASSETS
   Beginning of Period                                          84,353          26,516       1,454,736         992,307
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $    190,028    $     84,353    $  1,738,574    $  1,454,736
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                9,869           5,844         118,714         101,940
    Shares Issued in Lieu of Cash Distributions                    317             106           3,118           2,725
    Shares Redeemed                                             (3,223)           (799)        (92,631)        (58,921)
                                                          ------------    ------------    ------------    ------------
                                                                 6,963           5,151          29,201          45,744
                                                          ============    ============    ============    ============

                                                                  DFA TWO-YEAR                    DFA FIVE-YEAR
                                                              GLOBAL FIXED INCOME                   GOVERNMENT
                                                                   PORTFOLIO                         PORTFOLIO
                                                          ----------------------------    ----------------------------
                                                             YEAR            YEAR            YEAR            YEAR
                                                             ENDED           ENDED           ENDED           ENDED
                                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                             2004            2003            2004            2003
                                                          ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                           $     20,008    $     16,557    $     15,105    $     11,583
   Capital Gain Distributions Received from
    The DFA Investment Trust Company                            13,460          10,965              --              --
   Net Realized Gain (Loss) on Investment
    Securities Sold                                               (372)           (338)           (884)         15,782
   Net Realized Gain (Loss) on Foreign Currency
    Transactions                                                    --              --              --              --
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency                 (18,662)         (7,700)         (1,529)        (14,993)
    Translation of Foreign Currency Denominated
      Amounts                                                       --              --              --              --
   Deferred Thailand Capital Gains Tax                              --              --              --              --
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                                   14,434          19,484          12,692          12,372
                                                          ------------    ------------    ------------    ------------
Distributions From:
   Net Investment Income                                       (22,447)        (28,481)        (16,684)        (11,597)
   Net Short-Term Gains                                        (13,106)             --            (429)             --
   Net Long-Term Gains                                              --              --         (13,164)             --
                                                          ------------    ------------    ------------    ------------
    Total Distributions                                        (35,553)        (28,481)        (30,277)        (11,597)
                                                          ------------    ------------    ------------    ------------
Capital Share Transactions (1):
   Shares Issued                                               740,944         571,993         234,672         186,798
   Shares Issued in Lieu of Cash Distributions                  35,364          28,145          29,995           1,482
   Shares Redeemed                                            (275,289)       (195,283)       (107,440)       (111,353)
                                                          ------------    ------------    ------------    ------------
   Net Increase (Decrease) from Capital Share
    Transactions                                               501,019         404,855         157,227          86,927
                                                          ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                  479,900         395,858         139,642          87,702
NET ASSETS
   Beginning of Period                                       1,195,072         799,214         402,992         315,290
                                                          ------------    ------------    ------------    ------------
   End of Period                                          $  1,674,972    $  1,195,072    $    542,634    $    402,992
                                                          ============    ============    ============    ============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                               74,279          56,679          21,929          16,715
    Shares Issued in Lieu of Cash Distributions                  3,553           2,800           2,835           1,032
    Shares Redeemed                                            (27,584)        (19,330)        (10,011)        (10,015)
                                                          ------------    ------------    ------------    ------------
                                                                50,248          40,149          14,753           7,732
                                                          ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.


                                                                                    DFA
                                                     DFA                        INTERMEDIATE                      DFA
                                                  FIVE-YEAR                      GOVERNMENT                    SHORT-TERM
                                              GLOBAL FIXED INCOME               FIXED INCOME                 MUNICIPAL BOND
                                                   PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                              YEAR           YEAR           YEAR           YEAR           YEAR           YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                             NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                              2004           2003           2004           2003           2004           2003
                                           -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)            $    34,954    $    26,914    $    16,093    $    14,622    $     5,359    $     2,288
   Net Realized Gain (Loss) on
     Investment Securities Sold                 (5,049)        37,435          1,129          7,497            (17)            --
   Net Realized Gain (Loss) on
     Foreign Currency Transactions              (6,964)          (826)            --             --             --             --
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                 11,559        (30,554)        (3,418)        (6,149)        (1,598)         1,434
     Translation of Foreign Currency
        Denominated Amounts                     (2,966)           708             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) in Net
     Assets Resulting from Operations           31,534         33,677         13,804         15,970          3,744          3,722
                                           -----------    -----------    -----------    -----------    -----------    -----------
Distributions From:
   Net Investment Income                       (32,175)       (28,456)       (15,547)       (15,142)        (5,043)        (2,097)
   Net Short-Term Gains                         (7,366)        (4,472)          (630)
   Net Long-Term Gains                         (30,042)        (2,655)        (6,872)        (4,808)
                                           -----------    -----------    -----------    -----------    -----------    -----------
     Total Distributions                       (69,583)       (35,583)       (23,049)       (19,950)        (5,043)        (2,097)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Capital Share Transactions (1):
   Shares Issued                               486,993        390,384         94,918        110,106        221,275        159,528
   Shares Issued in Lieu of Cash
     Distributions                              69,052         35,163         22,843         19,335          4,959          2,083
   Shares Redeemed                            (281,857)      (215,919)       (51,642)      (109,286)       (56,615)       (28,666)
                                           -----------    -----------    -----------    -----------    -----------    -----------
   Net Increase (Decrease) from Capital
     Share Transactions                        274,188        209,628         66,119         20,155        169,619        132,945
                                           -----------    -----------    -----------    -----------    -----------    -----------
     Total Increase (Decrease)                 236,139        207,722         56,874         16,175        168,320        134,570
NET ASSETS
   Beginning of Period                         969,439        761,717        316,234        300,059        213,389         78,819
                                           -----------    -----------    -----------    -----------    -----------    -----------
   End of Period                           $ 1,205,578    $   969,439    $   373,108    $   316,234    $   381,709    $   213,389
                                           ===========    ===========    ===========    ===========    ===========    ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                               46,221         35,473          8,057          8,969         21,904         15,782
    Shares Issued in Lieu of Cash
      Distributions                              6,592          3,238          1,941          1,573            492            206
    Shares Redeemed                            (26,765)       (19,651)        (4,392)        (8,700)        (5,608)        (2,837)
                                           -----------    -----------    -----------    -----------    -----------    -----------
                                                26,048         19,060          5,606          1,842         16,788         13,151
                                           ===========    ===========    ===========    ===========    ===========    ===========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             U.S. LARGE COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     31.16     $     27.56     $     33.51     $     38.70     $     41.08
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.61            0.47            0.42            0.42            0.43
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.31            3.57           (5.95)          (5.19)          (2.16)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.92            4.04           (5.53)          (4.77)          (1.73)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.49)          (0.44)          (0.42)          (0.42)          (0.40)
   Net Realized Gains                                          --              --              --              --           (0.25)
   Tax Return of Capital                                       --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.49)          (0.44)          (0.42)          (0.42)          (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     34.59     $     31.16     $     27.56     $     33.51     $     38.70
=================================================================================================================================
Total Return                                                12.68%          14.90%         (16.64)%        (12.41)%         (4.33)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,440,869     $ 1,017,265     $   775,769     $   851,921     $ 1,037,593
Ratio of Expenses to Average Net Assets**                    0.15%           0.15%           0.15%           0.15%           0.15%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.30%           0.30%           0.30%           0.30%           0.32%
Ratio of Net Investment Income to Average Net Assets         1.92%           1.66%           1.43%           1.16%           1.02%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   2%              8%             11%              8%              8%
---------------------------------------------------------------------------------------------------------------------------------

                                                                         ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $      8.42     $      7.41     $      8.91     $     11.91     $     15.12
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.09            0.10            0.16            0.06            1.46
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            0.94            1.02           (1.52)          (1.27)          (2.00)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       1.03            1.12           (1.36)          (1.21)          (0.54)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.10)          (0.11)          (0.14)          (0.68)          (1.26)
   Net Realized Gains                                          --              --              --           (0.75)          (1.41)
   Tax Return of Capital                                       --              --              --           (0.36)             --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.10)          (0.11)          (0.14)          (1.79)          (2.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      9.35     $      8.42     $      7.41     $      8.91     $     11.91
=================================================================================================================================
Total Return                                                12.28%          15.39%         (15.40)%        (11.90)%         (4.84)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   221,744     $   141,489     $   101,329     $    90,780     $    89,878
Ratio of Expenses to Average Net Assets**                    0.37%           0.36%           0.37%           0.39%           0.40%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.37%           0.36%           0.37%           0.39%           0.40%
Ratio of Net Investment Income to Average Net Assets         0.95%           1.32%           2.00%           0.36%          10.58%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                 125%            138%            183%            122%             71%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.

                   See accompanying Notes to Financial Statements.

                                                                             U.S. LARGE CAP VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR           YEAR
                                                         ENDED           ENDED           ENDED           ENDED          ENDED
                                                        NOV. 30,        NOV. 30,        NOV.30,         NOV. 30,       NOV. 30,
                                                         2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.14     $     13.63     $     16.97     $     18.36    $     20.09
                                                      -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.16            0.20            0.19            0.29           0.36
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.28            2.50           (1.51)           1.46           0.10
                                                      -----------     -----------     -----------     -----------    -----------
      Total From Investment Operations                       3.44            2.70           (1.32)           1.75           0.46
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.21)          (0.19)          (0.21)          (0.30)         (0.36)
   Net Realized Gains                                          --              --           (1.81)          (2.84)         (1.83)
                                                      -----------     -----------     -----------     -----------    -----------
      Total Distributions                                   (0.21)          (0.19)          (2.02)          (3.14)         (2.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     19.37     $     16.14     $     13.63     $     16.97    $     18.36
================================================================================================================================
Total Return                                                21.48%          20.10%          (8.77)%         10.83%          2.85%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 2,630,361     $ 1,709,428     $ 1,176,711     $ 1,166,611    $ 1,245,177
Ratio of Expenses to Average Net Assets**                    0.32%           0.31%           0.32%           0.31%          0.33%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.32%           0.31%           0.32%           0.31%          0.33%
Ratio of Net Investment Income to Average Net Assets         0.89%           1.46%           1.25%           1.59%          1.97%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                   7%              7%              9%              6%            26%
--------------------------------------------------------------------------------------------------------------------------------

                                                                             U.S. SMALL XM VALUE PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR          FEB.23,
                                                         ENDED           ENDED           ENDED           ENDED           TO
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                         2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     15.14     $     12.41     $     13.03     $     11.06    $     10.00
                                                      -----------     -----------     -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.86            0.05            0.07            0.14           0.15
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.88            4.12            0.18            2.38           0.91
                                                      -----------     -----------     -----------     -----------    -----------
      Total From Investment Operations                       3.74            4.17            0.25            2.52           1.06
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.90)          (0.09)          (0.12)          (0.18)            --
   Net Realized Gains                                       (0.89)          (1.35)          (0.75)          (0.37)            --
                                                      -----------     -----------     -----------     -----------    -----------
      Total Distributions                                   (1.79)          (1.44)          (0.87)          (0.55)            --
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     17.09     $     15.14     $     12.41     $     13.03    $     11.06
================================================================================================================================
Total Return                                                27.36%          38.43%           1.77%          23.77%         10.60%#
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   159,325     $    96,924     $    66,954     $    69,130    $    67,638
Ratio of Expenses to Average Net Assets**                    0.50%           0.47%           0.50%           0.47%          0.50%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.48%           0.48%           0.52%           0.47%          0.85%*
Ratio of Net Investment Income to Average Net Assets         0.27%           0.41%           0.73%           1.03%          8.77%*
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                  38%             43%             34%              8%            26%(a)
--------------------------------------------------------------------------------------------------------------------------------

*    Annualized
#    Non-annualized
** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.
(a)  For the year ended November 30, 2000.

                 See accompanying Notes to Financial Statements.

                                                                             U.S. SMALL CAP VALUE PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR           YEAR            YEAR
                                                         ENDED           ENDED           ENDED          ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     23.26     $     17.70     $     21.11     $     18.79     $     19.17
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.30            0.08            0.08            0.12            0.12
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            5.73            7.21            0.19            3.95            1.11
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       6.03            7.29            0.27            4.07            1.23
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.38)          (0.07)          (0.12)          (0.13)          (0.10)
   Net Realized Gains                                       (1.20)          (1.66)          (3.56)          (1.62)          (1.51)
   Tax Return of Capital                                       --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (1.58)          (1.73)          (3.68)          (1.75)          (1.61)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     27.71     $     23.26     $     17.70     $     21.11     $     18.79
=================================================================================================================================
Total Return                                                27.46%          45.92%           0.71%          23.47%           6.99%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 5,795,166     $ 4,209,747     $ 2,972,651     $ 2,914,661     $ 2,633,943
Ratio of Expenses to Average Net Assets**                    0.56%           0.56%           0.56%           0.56%           0.56%
Ratio of Net Investment Income to Average
   Net Assets                                                0.04%           0.46%           0.42%           0.54%           0.60%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  26%             35%             30%             13%             32%
---------------------------------------------------------------------------------------------------------------------------------

                                                                               U.S. SMALL CAP PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR           YEAR             YEAR
                                                         ENDED           ENDED           ENDED          ENDED            ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,         NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     16.52     $     11.97     $     14.43     $     14.27     $     14.68
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.05            0.06            0.07            0.09            0.08
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.67            4.65           (1.16)           1.57            0.78
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       2.72            4.71           (1.09)           1.66            0.86
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.10)          (0.07)          (0.08)          (0.09)          (0.08)
   Net Realized Gains                                          --           (0.09)          (1.29)          (1.41)          (1.19)
   Tax Return of Capital                                    (0.01)             --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.11)          (0.16)          (1.37)          (1.50)          (1.27)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     19.13     $     16.52     $     11.97     $     14.43     $     14.27
=================================================================================================================================
Total Return                                                16.59%          39.89%          (8.73)%         12.70%           6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 2,137,970     $ 1,134,027     $   646,872     $   784,278     $   585,873
Ratio of Expenses to Average Net Assets**                    0.41%           0.42%           0.41%           0.42%           0.43%
Ratio of Net Investment Income to Average
   Net Assets                                                0.22%           0.52%           0.47%           0.62%           0.63%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  16%             16%             34%             13%             38%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                               U.S. MICRO CAP PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     13.34     $      9.07     $     11.09     $     11.93     $     12.54
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.19            0.03            0.03            0.05            0.04
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       1.93            4.40           (0.29)           1.59            0.61
                                                     -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                        2.12            4.43           (0.26)           1.64            0.65
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.22)          (0.02)          (0.05)          (0.05)          (0.04)
   Net Realized Gains                                      (0.18)          (0.14)          (1.71)          (2.43)          (1.22)
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.40)          (0.16)          (1.76)          (2.48)          (1.26)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     15.06     $     13.34     $      9.07     $     11.09     $     11.93
================================================================================================================================
Total Return                                               16.34%          49.69%          (3.31)%         17.22%           5.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 3,214,520     $ 2,622,847     $ 1,609,472     $ 1,606,367     $ 1,443,412
Ratio of Expenses to Average Net Assets                     0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)        0.56%(a)
Ratio of Net Investment Income to Average
   Net Assets                                               0.06%           0.25%           0.24%           0.41%           0.34%
Portfolio Turnover Rate                                      N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                 27%             19%             19%             14%             37%
--------------------------------------------------------------------------------------------------------------------------------

                                                                         DFA REAL ESTATE SECURITIES PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     18.80     $     14.91     $     15.02     $     13.51     $     11.50
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.62            0.64            0.54            0.82            0.76
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                       4.47            4.08            0.18            1.49            1.90
                                                     -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                        5.09            4.72            0.72            2.31            2.66
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.71)          (0.75)          (0.75)          (0.80)          (0.65)
   Net Realized Gains                                      (0.16)          (0.08)          (0.08)             --              --
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.87)          (0.83)          (0.83)          (0.80)          (0.65)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     23.02     $     18.80     $     14.91     $     15.02     $     13.51
================================================================================================================================
Total Return                                               29.44%          33.48%           5.36%          17.76%          24.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 1,308,898     $   783,405     $   413,264     $   283,732     $   210,231
Ratio of Expenses to Average Net Assets                     0.39%           0.41%           0.42%           0.43%           0.45%
Ratio of Net Investment Income to Average
   Net Assets                                               3.61%           4.19%           4.71%           5.55%           6.06%
Portfolio Turnover Rate                                        6%              2%              2%              6%              7%
Portfolio Turnover Rate of Master Fund Series                N/A+            N/A+            N/A+            N/A+            N/A+
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA Real Estate Securities Portfolios is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     14.65     $     12.10     $     13.90     $     17.30     $     19.41
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.31            0.25            0.22            0.25            0.23
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                           2.86            2.51           (1.79)          (3.38)          (1.96)
                                                     -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                      3.17            2.76           (1.57)          (3.13)          (1.73)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.51)          (0.21)          (0.23)          (0.22)          (0.21)
   Net Realized Gains                                         --              --              --           (0.05)          (0.17)
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.51)          (0.21)          (0.23)          (0.27)          (0.38)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     17.31     $     14.65     $     12.10     $     13.90     $     17.30
================================================================================================================================
Total Return                                               22.09%          23.32%         (11.50)%        (18.42)%         (9.19)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $   844,883     $   504,123     $   337,367     $   344,871     $   358,638
Ratio of Expenses to Average Net Assets                     0.41%           0.43%           0.44%           0.45%           0.47%
Ratio of Net Investment Income to Average
   Net Assets                                               2.07%           2.10%           1.74%           1.65%           1.21%
Portfolio Turnover Rate                                        1%              1%              9%              4%              1%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                     ---------------------------------------------------------------------------
                                                        YEAR            YEAR            YEAR            YEAR            YEAR
                                                        ENDED           ENDED           ENDED           ENDED           ENDED
                                                       NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                        2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $     11.00     $      7.41     $      7.67     $      8.49     $      9.13
                                                     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.22            0.16            0.14            0.15            0.17
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                           3.24            3.57           (0.25)          (0.67)          (0.62)
                                                     -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                      3.46            3.73           (0.11)          (0.52)          (0.45)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.34)          (0.14)          (0.15)          (0.17)          (0.19)
   Net Realized Gains                                         --              --              --           (0.13)             --
                                                     -----------     -----------     -----------     -----------     -----------
      Total Distributions                                  (0.34)          (0.14)          (0.15)          (0.30)          (0.19)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $     14.12     $     11.00     $      7.41     $      7.67     $      8.49
================================================================================================================================
Total Return                                               32.10%          51.28%          (1.39)%         (6.36)%         (5.01)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                $ 1,658,285     $   909,887     $   464,578     $   356,200     $   309,060
Ratio of Expenses to Average Net Assets                     0.69%(a)        0.71%(a)        0.71%(a)        0.72%(a)        0.71%(a)
Ratio of Net Investment Income to Average
   Net Assets                                               1.82%           1.97%           1.83%           2.02%           2.10%
Portfolio Turnover Rate                                      N/A             N/A             N/A             N/A             N/A
--------------------------------------------------------------------------------------------------------------------------------

(a) For the International Small Company Portfolio, the expense ratios represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                              JAPANESE SMALL COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.80     $      7.49     $      8.42     $      9.90     $     11.11
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.22            0.05            0.06            0.09            0.10
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            3.16            3.35           (0.90)          (1.46)          (1.24)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.38            3.40           (0.84)          (1.37)          (1.14)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.19)          (0.09)          (0.09)          (0.11)          (0.07)
   Net Realized Gains                                          --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.19)          (0.09)          (0.09)          (0.11)          (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     13.99     $     10.80     $      7.49     $      8.42     $      9.90
=================================================================================================================================
Total Return                                                31.79%          46.01%          (9.96)%        (13.94)%        (10.23)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    65,879     $    22,713     $    51,819     $    76,570     $   101,115
Ratio of Expenses to Average Net Assets**                    0.73%           0.75%           0.74%           0.74%           0.72%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.79%           0.85%           0.75%           0.74%           0.72%
Ratio of Net Investment Income to Average Net Assets         1.01%           1.18%           0.76%           0.93%           0.93%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   5%             16%              5%              9%              5%
---------------------------------------------------------------------------------------------------------------------------------

                                                                           PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     12.10     $      7.92     $      7.70     $      7.89     $      9.76
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.50           (0.13)           0.24            0.25            0.34
   Net Gains (Losses) on Securities (Realized and
      Unrealized)                                            2.58            4.69            0.27           (0.06)          (1.80)
                                                      -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations                       3.08            4.56            0.51            0.19           (1.46)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.64)          (0.38)          (0.29)          (0.38)          (0.41)
   Net Realized Gains                                          --              --              --              --              --
                                                      -----------     -----------     -----------     -----------     -----------
      Total Distributions                                   (0.64)          (0.38)          (0.29)          (0.38)          (0.41)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     14.54     $     12.10     $      7.92     $      7.70     $      7.89
=================================================================================================================================
Total Return                                                26.73%          60.57%           6.92%           2.32%         (15.65)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $    26,735     $    20,378     $    54,185     $    74,185     $    88,307
Ratio of Expenses to Average Net Assets**                    0.80%           0.78%           0.79%           0.75%           0.74%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.96%           0.88%           0.80%           0.75%           0.74%
Ratio of Net Investment Income to Average Net Assets         3.29%           2.87%           3.23%           3.18%           3.64%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                  11%             15%             26%             10%              7%
---------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                         UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       19.26    $     14.24     $     16.23     $     19.31     $      24.22
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.48           0.62            0.50            0.47             0.65
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                            4.87           5.26           (1.23)          (1.26)           (1.89)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        5.35           5.88           (0.73)          (0.79)           (1.24)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (1.14)         (0.54)          (0.48)          (0.63)           (0.82)
   Net Realized Gains                                         --          (0.32)          (0.78)          (1.66)           (2.85)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (1.14)         (0.86)          (1.26)          (2.29)           (3.67)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       23.47    $     19.26     $     14.24     $     16.23     $      19.31
================================================================================================================================
Total Return                                               29.05%         44.01%          (5.13)%         (5.36)%          (6.57)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $      15,816    $    12,209     $    28,985     $    41,143     $     56,400
Ratio of Expenses to Average Net Assets**                   0.74%          0.73%           0.73%           0.74%            0.73%
Ratio of Expenses to Average Net Assets
    (excluding waivers and assumption of expenses
     and/or recovery of previously waived fees)**           1.04%          0.96%           0.80%           0.79%            0.74%
Ratio of Net Investment Income to Average Net
    Assets                                                  2.21%          2.83%           2.55%           2.38%            2.59%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  7%             7%              6%             14%              11%
--------------------------------------------------------------------------------------------------------------------------------

                                                                            CONTINENTAL SMALL COMPANY PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       12.60    $      8.93     $      9.96     $     12.33     $      14.29
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.17           0.49            0.23            0.27             0.33
   Net Gains (Losses) on Securities (Realized and
     Unrealized)                                            3.64           3.83            0.02           (0.85)           (0.01)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        3.81           4.32            0.25           (0.58)            0.32
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.50)         (0.22)          (0.27)          (0.32)           (0.25)
   Net Realized Gains                                      (1.79)         (0.43)          (1.01)          (1.47)           (2.03)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (2.29)         (0.65)          (1.28)          (1.79)           (2.28)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       14.12    $     12.60     $      8.93     $      9.96     $      12.33
================================================================================================================================
Total Return                                               35.91%         52.10%           2.71%          (5.85)%           2.26%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $      33,839    $    24,376     $    60,743     $    82,883     $    110,220
Ratio of Expenses to Average Net Assets**                   0.73%          0.77%           0.78%           0.76%            0.72%
Ratio of Expenses to Average Net Assets
    (excluding waivers and assumption of expenses
     and/or recovery of previously waived fees)**           0.87%          0.88%           0.78%           0.76%            0.72%
Ratio of Net Investment Income to Average Net
    Assets                                                  1.56%          2.07%           1.84%           2.28%            1.92%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  9%            11%             12%             12%               9%
--------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                       DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       11.52    $      7.42     $      7.39     $      7.84     $       8.49
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.23           0.16            0.15            0.19             0.18
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             3.85           4.09            0.06           (0.20)           (0.63)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        4.08           4.25            0.21           (0.01)           (0.45)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.35)         (0.15)          (0.18)          (0.18)           (0.20)
   Net Realized Gains                                      (0.09)            --              --           (0.26)              --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.44)         (0.15)          (0.18)          (0.44)           (0.20)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       15.16    $     11.52     $      7.42     $      7.39     $       7.84
================================================================================================================================
Total Return                                               36.34%         58.44%           2.95%          (0.15)%          (5.36)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   2,215,523    $ 1,095,697     $   576,537     $   492,911     $    472,235
Ratio of Expenses to Average Net Assets                     0.78%          0.81%           0.83%           0.83%            0.82%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.63%          1.75%           1.87%           2.36%            2.28%
Portfolio Turnover Rate                                       10%            10%             21%             13%              16%
Portfolio Turnover Rate of Master Fund Series                N/A+           N/A+            N/A+            N/A+             N/A+
--------------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       11.87    $      8.65     $      8.62     $      9.52     $      12.37
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.27           0.16            0.10            0.12             0.11
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             3.80           3.18            0.05           (0.96)           (2.86)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        4.07           3.34            0.15           (0.84)           (2.75)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.33)         (0.12)          (0.12)          (0.06)           (0.10)
   Net Realized Gains                                         --             --              --              --               --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.33)         (0.12)          (0.12)          (0.06)           (0.10)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       15.61    $     11.87     $      8.65     $      8.62     $       9.52
================================================================================================================================
Total Return                                               34.95%         39.13%           1.71%          (8.95)%         (22.49)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   1,131,778    $   594,076     $   333,866     $   298,036     $    286,152
Ratio of Expenses to Average Net Assets                    0.74%(a)        0.78%(a)       0.78%(a)         0.90%(a)         0.90%(a)
Ratio of Net Investment Income to Average Net
  Assets                                                    2.20%          1.79%           1.20%           1.50%            0.90%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                  2%             1%              8%              6%             12%
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series.
N/A+ Not applicable, as the DFA International Small Cap Value Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                                                                        EMERGING MARKETS SMALL CAP PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $        8.74    $      5.89     $      5.33     $      6.79     $      14.88
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.11           0.10            0.06            0.10             0.12
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                              2.85           2.88            0.54           (0.65)           (1.68)
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        2.96           2.98            0.60           (0.55)           (1.56)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.19)         (0.07)          (0.04)          (0.06)           (0.15)
   Net Realized Gains                                      (0.07)         (0.06)             --           (0.85)           (6.38)
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.26)         (0.13)          (0.04)          (0.91)           (6.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       11.44    $      8.74     $      5.89     $      5.33     $       6.79
================================================================================================================================
Total Return                                               34.55%         51.84%          11.23%          (9.44)%         (23.38)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $     190,028    $    84,353     $    26,516     $    15,172     $     10,992
Ratio of Expenses to Average Net Assets**                   1.04%          1.12%           1.20%           1.56%            1.56%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.41%          1.81%           1.31%           1.18%            0.77%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                 11%             6%             16%             14%              20%
--------------------------------------------------------------------------------------------------------------------------------

                                                                         DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                       ENDED           ENDED           ENDED           ENDED           ENDED
                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2004            2003            2002            2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period               $       10.30    $     10.39     $     10.31     $     10.21     $      10.17
                                                   -------------    -----------     -----------     -----------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                             0.25           0.16            0.27            0.51             0.60
   Net Gains (Losses) on Securities
     (Realized and Unrealized)                             (0.10)          0.03            0.08            0.11             0.04
                                                   -------------    -----------     -----------     -----------     ------------
    Total From Investment Operations                        0.15           0.19            0.35            0.62             0.64
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                   (0.25)         (0.16)          (0.27)          (0.52)           (0.60)
   Net Realized Gains                                         --          (0.12)             --              --               --
                                                   -------------    -----------     -----------     -----------     ------------
    Total Distributions                                    (0.25)         (0.28)          (0.27)          (0.52)           (0.60)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                     $       10.20    $     10.30     $     10.39     $     10.31     $      10.21
================================================================================================================================
Total Return                                                1.08%          1.85%           3.43%           6.21%            6.49%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)              $   1,738,574    $ 1,454,736     $   992,307     $   739,847     $    725,284
Ratio of Expenses to Average Net Assets**                   0.20%          0.20%           0.20%           0.20%            0.20%
Ratio of Net Investment Income to Average Net
  Assets                                                    1.40%          1.45%           2.56%           5.04%            5.90%
Portfolio Turnover Rate                                      N/A            N/A             N/A             N/A              N/A
Portfolio Turnover Rate of Master Fund Series                154%           143%            154%             55%              35%
--------------------------------------------------------------------------------------------------------------------------------

** Represents the combined ratios for the respective portfolio and its respective pro-rata share of their Master Fund Series.
N/A  Refer to Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                                        DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                          YEAR            YEAR            YEAR            YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED          ENDED
                                                         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,
                                                          2004            2003            2002            2001           2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.08     $     10.19     $      9.95     $     10.05     $    10.31
                                                      -----------     -----------     -----------     -----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.25            0.22            0.25            0.19           1.01
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                (0.14)           0.01            0.20            0.45          (0.41)
                                                      -----------     -----------     -----------     -----------     ----------
    Total From Investment Operations                         0.11            0.23            0.45            0.64           0.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.27)          (0.34)          (0.21)          (0.56)         (0.86)
  Net Realized Gains                                           --              --              --              --             --
  Tax Return of Capital                                        --              --              --           (0.18)            --
                                                      -----------     -----------     -----------     -----------     ----------
    Total Distributions                                     (0.27)          (0.34)          (0.21)          (0.74)         (0.86)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $      9.92     $     10.08     $     10.19     $      9.95     $    10.05
================================================================================================================================
Total Return                                                 1.08%           2.26%           4.54%           6.75%          6.18%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,674,972     $ 1,195,072     $   799,214     $   596,119     $  518,491
Ratio of Expenses to Average Net Assets                      0.23%(a)        0.25%(a)        0.25%(a)        0.27%(a)       0.27%(a)
Ratio of Net Investment Income to Average Net Assets         1.35%           1.68%           2.58%           1.34%          9.97%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A            N/A
Portfolio Turnover Rate of Master Fund Series                 131%            144%            138%            113%            73%
--------------------------------------------------------------------------------------------------------------------------------

                                                                                DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                      --------------------------------------------------------------------------
                                                          YEAR           YEAR             YEAR           YEAR            YEAR
                                                          ENDED          ENDED            ENDED          ENDED           ENDED
                                                         NOV. 30,       NOV. 30,         NOV. 30,       NOV. 30,        NOV. 30,
                                                          2004           2003             2002           2001            2000
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     11.11     $     11.05     $     10.56     $     10.32     $    10.26
                                                      -----------     -----------     -----------     -----------     ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.33            0.34            0.41            0.49           0.59
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                (0.01)           0.10            0.51            0.32           0.01
                                                      -----------     -----------     -----------     -----------     ----------
    Total From Investment Operations                         0.32            0.44            0.92            0.81           0.60
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.41)          (0.38)          (0.43)          (0.57)         (0.54)
  Net Realized Gains                                        (0.38)             --              --              --             --
  Tax Return of Capital                                        --              --              --              --             --
                                                      -----------     -----------     -----------     -----------     ----------
    Total Distributions                                     (0.79)          (0.38)          (0.43)          (0.57)         (0.54)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     10.64     $     11.11     $     11.05     $     10.56     $    10.32
================================================================================================================================
Total Return                                                 3.02%           4.02%           9.06%           8.18%          6.16%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   542,634     $   402,992     $   315,290     $   243,880     $  218,557
Ratio of Expenses to Average Net Assets                      0.27%           0.27%           0.26%           0.27%          0.28%
Ratio of Net Investment Income to Average Net Assets         3.21%           3.20%           4.09%           4.79%          5.75%
Portfolio Turnover Rate                                        45%            149%             19%            189%            60%
Portfolio Turnover Rate of Master Fund Series                 N/A+            N/A+            N/A+            N/A+           N/A+
--------------------------------------------------------------------------------------------------------------------------------

(a) Represents the combined ratio for the DFA Two-Year Global Fixed Income Portfolio and its pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series.
N/A+ Not applicable, as the DFA Five-Year Government Portfolio is a stand-alone registered investment company.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR             YEAR
                                                         ENDED           ENDED           ENDED           ENDED            ENDED
                                                        NOV.30,         NOV.30,         NOV.30,         NOV.30,          NOV.30,
                                                         2004            2003            2002            2001             2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     10.92     $     10.93     $     10.50     $     10.50     $     10.53
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.26            0.33            0.33            0.50            0.61
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              0.06            0.15            0.44            0.22              --
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         0.32            0.48            0.77            0.72            0.61
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.32)          (0.39)          (0.33)          (0.72)          (0.64)
  Net Realized Gains                                        (0.42)          (0.10)          (0.01)             --              --
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (0.74)          (0.49)          (0.34)          (0.72)          (0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     10.50     $     10.92     $     10.93     $     10.50     $     10.50
=================================================================================================================================
Total Return                                                 3.04%           4.45%           7.55%           7.23%           6.09%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $ 1,205,578     $   969,439     $   761,717     $   628,936     $   517,325
Ratio of Expenses to Average Net Assets                      0.34%           0.34%           0.35%           0.37%           0.38%
Ratio of Net Investment Income to Average Net Assets         3.12%           3.23%           4.09%           4.04%           4.15%
Portfolio Turnover Rate                                        90%            103%             79%            113%             80%

                                                                  DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV.30,         NOV.30,         NOV.30,         NOV.30,         NOV.30,
                                                         2004            2003            2002            2001            2000
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $     12.14     $     12.39     $     11.90     $     11.18     $     10.84
                                                      -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                               0.55            0.62            0.65            0.65            0.63
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                             (0.05)          (0.02)           0.48            0.71            0.38
                                                      -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                         0.50            0.60            1.13            1.36            1.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                     (0.56)          (0.65)          (0.64)          (0.64)          (0.63)
  Net Realized Gains                                        (0.29)          (0.20)             --              --           (0.04)
                                                      -----------     -----------     -----------     -----------     -----------
    Total Distributions                                     (0.85)          (0.85)          (0.64)          (0.64)          (0.67)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $     11.79     $     12.14     $     12.39     $     11.90     $     11.18
=================================================================================================================================
Total Return                                                 4.21%           4.86%           9.95%          12.57%           9.75%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                 $   373,108     $   316,234     $   300,059     $   310,661     $   286,444
Ratio of Expenses to Average Net Assets                      0.17%           0.17%           0.16%           0.16%           0.18%
Ratio of Net Investment Income to Average Net Assets         4.72%           4.91%           5.37%           5.60%           6.00%
Portfolio Turnover Rate                                         6%             23%             14%             17%              8%

                 See accompanying Notes to Financial Statements.

                                                                           DFA SHORT-TERM
                                                                     MUNICIPAL BOND PORTFOLIO
                                                               --------------------------------------
                                                                  YEAR          YEAR         AUG.20
                                                                  ENDED         ENDED          TO
                                                                 NOV.30,       NOV.30,       NOV.30,
                                                                  2004          2003          2002
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $    10.13    $     9.97    $    10.00

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                       0.17          0.16          0.04
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                                        (0.04)         0.15         (0.04)
                                                               ----------    ----------    ----------
    Total From Investment Operations                                 0.13          0.31            --
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                             (0.17)        (0.15)        (0.03)
  Net Realized Gains                                                   --            --            --
                                                               ----------    ----------    ----------
    Total Distributions                                             (0.17)        (0.15)        (0.03)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $    10.09    $    10.13    $     9.97
=====================================================================================================
Total Return                                                         1.27%         3.17%        (0.03)%#
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                          $  381,709    $  213,389    $   78,819
Ratio of Expenses to Average Net Assets                              0.30%         0.30%         0.30%*
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses and/or recovery
  of previously waived fees)                                         0.33%         0.34%         0.75%*
Ratio of Net Investment Income to Average Net Assets                 1.73%         1.60%         1.71%*
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses
  and/or recovery of previously waived fees)                         1.70%         1.56%         1.26%*
Portfolio Turnover Rate                                                 6%            0%            0%

*    Annualized
#    Non-annualized

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-three of the Fund's thirty-six portfolios (the "Portfolios") are included in this report. Of the remaining thirteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report and seven are presented individually in separate reports.

     The following Portfolios (the "Feeder Funds") invest in a series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                                 PERCENTAGE
                                                                                                                  OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                                   SERIES (MASTER FUNDS)                                AT 11/30/04
-------------------------                                   ---------------------                                -----------
U.S. Large Company Portfolio                                The U.S. Large Company Series                                 41%
Enhanced U.S. Large Company Portfolio                       The Enhanced U.S. Large Company Series                       100%
U.S. Large Cap Value Portfolio                              The U.S. Large Cap Value Series                               67%
U.S. Small XM Value Portfolio                               The U.S. Small XM Value Series                                77%
U.S. Small Cap Value Portfolio                              The U.S. Small Cap Value Series                               92%
U.S. Small Cap Portfolio                                    The U.S. Small Cap Series                                     92%
U.S. Micro Cap Portfolio                                    The U.S. Micro Cap Series                                    100%
International Small Company Portfolio                       The Japanese Small Company Series                             83%
                                                            The Pacific Rim Small Company Series                          84%
                                                            The United Kingdom Small Company Series                       89%
                                                            The Continental Small Company Series                          88%
Japanese Small Company Portfolio                            The Japanese Small Company Series                             11%
Pacific Rim Small Company Portfolio                         The Pacific Rim Small Company Series                           9%
United Kingdom Small Company Portfolio                      The United Kingdom Small Company Series                        4%
Continental Small Company Portfolio                         The Continental Small Company Series                           5%
Emerging Markets Portfolio                                  The Emerging Markets Series                                   98%
Emerging Markets Small Cap Portfolio                        The Emerging Markets Small Cap Series                         80%
DFA One-Year Fixed Income Portfolio                         The DFA One-Year Fixed Income Series                         100%
DFA Two-Year Global Fixed Income Portfolio                  The DFA Two-Year Global Fixed Income Series                   98%

     Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the four funds indicated), invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

     The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values securities at the mean between the quoted bid and asked prices. Securities held by the Large Cap International Portfolio and the DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (the "Fixed Income Portfolios"), are valued at the mean between the most recently quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

     Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for the U.S. Large Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the International Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio, their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

     2. FOREIGN CURRENCY: Securities and other assets and liabilities of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The U.S. Large Company Portfolio, the International Small Company Portfolio, the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio each accrue their respective share of income and expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

     The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR AND ADMINISTRATOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

     For the year ended November 30, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               DFA Real Estate Securities Portfolio                                                    0.30 of 1%
               Large Cap International Portfolio                                                       0.25 of 1%
               DFA International Small Cap Value Portfolio                                             0.65 of 1%
               DFA Five-Year Government Portfolio                                                      0.20 of 1%
               DFA Five-Year Global Fixed Income Portfolio                                             0.25 of 1%
               DFA Intermediate Government Fixed Income Portfolio                                      0.10 of 1%
               DFA Short-Term Municipal Bond Portfolio                                                 0.20 of 1%

      For the year ended November 30, 2004, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates of average daily net assets:

               U.S. Large Company Portfolio                                                            0.215 of 1%
               Enhanced U.S. Large Company Portfolio                                                    0.15 of 1%
               U.S. Large Cap Value Portfolio                                                           0.15 of 1%
               U.S. Small XM Value Portfolio                                                            0.30 of 1%
               U.S. Small Cap Value Portfolio                                                           0.30 of 1%
               U.S. Small Cap Portfolio                                                                 0.32 of 1%
               U.S. Micro Cap Portfolio                                                                 0.40 of 1%
               International Small Company Portfolio                                                    0.40 of 1%
               Japanese Small Company Portfolio                                                         0.40 of 1%
               Pacific Rim Small Company Portfolio                                                      0.40 of 1%
               United Kingdom Small Company Portfolio                                                   0.40 of 1%
               Continental Small Company Portfolio                                                      0.40 of 1%
               Emerging Markets Portfolio                                                               0.40 of 1%
               Emerging Markets Small Cap Portfolio                                                     0.45 of 1%
               DFA One-Year Fixed Income Portfolio                                                      0.10 of 1%
               DFA Two-Year Global Fixed Income Portfolio                                               0.10 of 1%

     For the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year unless terminated by the Fund or the Advisor. At November 30, 2004, for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio there were approximately $4,373,000, $0 and $0, respectively, of previously waived fees subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

     The Advisor has agreed to waive its administration fee to the Enhanced U.S. Large Company Portfolio to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of The Enhanced U.S. Large Company Series) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement.
The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to the future reimbursement to the Advisor.

     For the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, there were no waivers or fees subject to future reimbursement to the Advisor.

     For Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolios to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of each Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, and Continental Small Company Portfolio there were approximately $64,000, $76,000, $80,000, and $74,000, respectively, of previously waived fees are subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

     For the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, approximately $142,000 of waived fees of DFA Short-Term Municipal Bond Portfolio were subject to future reimbursement over various periods not exceeding November 30, 2007.

     Certain officers of the Fund are also officers and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               U.S. Large Company Portfolio                                                  $    20,398
               Enhanced U.S. Large Company Portfolio                                               2,850
               U.S. Large Cap Value Portfolio                                                     35,245
               U.S. Small XM Value Portfolio                                                       2,199
               U.S. Small Cap Value Portfolio                                                     80,321
               U.S. Small Cap Portfolio                                                           24,913
               U.S. Micro Cap Portfolio                                                           47,133
               DFA Real Estate Securities Portfolio                                               16,092
               Large Cap International Portfolio                                                  11,121
               International Small Company Portfolio                                              20,790
               Japanese Small Company Portfolio                                                      755
               Pacific Rim Small Company Portfolio                                                   422
               United Kingdom Small Company Portfolio                                                232
               Continental Small Company Portfolio                                                   453
               DFA International Small Cap Value Portfolio                                        25,516
               Emerging Markets Portfolio                                                         13,237
               Emerging Markets Small Cap Portfolio                                                2,056
               DFA One-Year Fixed Income Portfolio                                                29,798
               DFA Two-Year Global Fixed Income Portfolio                                         24,496
               DFA Five-Year Government Portfolio                                                  7,756
               DFA Five-Year Global Fixed Income Portfolio                                        18,536
               DFA Intermediate Government Fixed Income Portfolio                                  5,688
               DFA Short-Term Municipal Bond Portfolio                                             5,021

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                                              U.S. GOVERNMENT           OTHER INVESTMENT
                                                                                 SECURITIES                SECURITIES
                                                                          -----------------------   -----------------------
                                                                           PURCHASES      SALES      PURCHASES      SALES
                                                                          ----------   ----------   ----------   ----------
DFA Real Estate Securities Portfolio                                              --           --   $  358,076   $   61,764
Large Cap International Portfolio                                                 --           --      232,942        6,805
DFA International Small Cap Value Portfolio                                       --           --      843,983      161,312
DFA Five-Year Government Portfolio                                        $  349,882   $  206,770           --           --
DFA Five-Year Global Fixed Income Portfolio                                  238,059      269,780      982,297      717,684
DFA Intermediate Government Fixed Income Portfolio                            79,230       20,744           --           --
DFA Short-Term Municipal Bond Portfolio                                           --           --      112,718       11,130

F. FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, a return of capital distribution, which for tax purposes, are not available to offset future income and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                                                                   INCREASE
                                                                                                INCREASE          (DECREASE)
                                                                            INCREASE           (DECREASE)       UNDISTRIBUTED
                                                                           (DECREASE)         ACCUMULATED       NET INVESTMENT
                                                                         PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                                                                         ---------------   ------------------   --------------
Enhanced U.S. Large Company Portfolio                                    $           (86)                  --   $           86
U.S. Large Cap Value Portfolio                                                    (1,025)                  --            1,025
U.S. Small XM Value Portfolio                                                         (1)  $             (151)             152
U.S. Small Cap Value Portfolio                                                    (2,181)              (1,681)           3,862
U.S. Small Cap Portfolio                                                          (1,515)                  20           (1,495)
U.S. Micro Cap Portfolio                                                          (1,342)              (1,734)           3,076
Large Cap International Portfolio                                                     --                  (66)              66
International Small Company Portfolio                                                 --               (1,327)           1,327
Japanese Small Company Portfolio                                                      --                   (2)               2
Pacific Rim Small Company Portfolio                                                   --                 (349)             349
United Kingdom Small Company Portfolio                                                --                  (12)              12
Continental Small Company Portfolio                                                   --                 (468)             468
DFA International Small Cap Value Portfolio                                           --               (1,880)           1,880
Emerging Markets Portfolio                                                            --                1,147           (1,147)
Emerging Markets Small Cap Portfolio                                                  --                  141             (141)
DFA One-Year Fixed Income Portfolio                                                   --               (9,586)           9,586
DFA Two-Year Global Fixed Income Portfolio                                          (407)             (13,106)          13,513
DFA Five-Year Global Fixed Income Portfolio                                           --                6,964           (6,964)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
U.S. Large Company Portfolio
2004                                                 $      17,869              --              --   $      17,869
2003                                                        12,490              --              --          12,490

Enhanced U.S. Large Company Portfolio
2004                                                         1,797              --   $          86           1,883
2003                                                         1,697              --              --           1,697

U.S. Large Cap Value Portfolio
2004                                                        23,826              --           1,025          24,851
2003                                                        17,524              --              --          17,524

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
U.S. Small XM Value Portfolio
2004                                                 $       6,606   $       6,040              --   $      12,646
2003                                                           444           6,874              --           7,318

U.S. Small Cap Value Portfolio
2004                                                        69,276         216,598              --         285,874
2003                                                        12,117         271,483              --         283,600

U.S. Small Cap Portfolio
2004                                                         7,229              --   $       1,515           8,744
2003                                                         3,458           4,842              --           8,300

U.S. Micro Cap Portfolio
2004                                                        43,268          35,395              --          78,663
2003                                                         2,812          24,249              --          27,061

DFA Real Estate Securities Portfolio
2004                                                        40,062           6,193              --          46,255
2003                                                        20,722           2,261              --          22,983

Large Cap International Portfolio
2004                                                        20,560              --              --          20,560
2003                                                         5,772              --              --           5,772

International Small Company Portfolio
2004                                                        32,182              --              --          32,182
2003                                                         8,564              --              --           8,564

Japanese Small Company Portfolio
2004                                                           396              --              --             396
2003                                                           575              --              --             575

Pacific Rim Small Company Portfolio
2004                                                         1,138              --              --           1,138
2003                                                         2,468              --              --           2,468

United Kingdom Small Company Portfolio
2004                                                           723              --              --             723
2003                                                         1,017             599              --           1,616

Continental Small Company Portfolio
2004                                                         1,260           3,086              --           4,346
2003                                                         1,802           2,582              --           4,384

DFA International Small Cap Value Portfolio
2004                                                        38,541           8,285              --          46,826
2003                                                        11,202              --              --          11,202

Emerging Markets Portfolio
2004                                                        19,202              --              --          19,202
2003                                                         4,473              --              --           4,473

                                                       ORDINARY
                                                        INCOME
                                                          AND
                                                       SHORT-TERM      LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
Emerging Markets Small Cap Portfolio
2004                                                 $       2,550   $         432              --   $       2,982
2003                                                           338             273              --             611

DFA One-Year Fixed Income Portfolio
2004                                                        34,046              --              --          34,046
2003                                                        30,253              --              --          30,253

DFA Two-Year Global Fixed Income Portfolio
2004                                                        35,146              --   $         407          35,553
2003                                                        28,481              --              --          28,481

DFA Five-Year Government Portfolio
2004                                                        17,118          13,159              --          30,277
2003                                                        11,597              --              --          11,597

DFA Five-Year Global Fixed Income Portfolio
2004                                                        39,545          30,038              --          69,583
2003                                                        32,928           2,655              --          35,583

DFA Intermediate Government Fixed Income Portfolio
2004                                                        16,177           6,872              --          23,049
2003                                                        15,142           4,808              --          19,950

DFA Short-Term Municipal Bond Portfolio
2004                                                         5,043              --              --           5,043
2003                                                         2,097              --              --           2,097

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                       TOTAL NET
                                                                                                     DISTRIBUTABLE
                                                     UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        EARNINGS/
                                                    NET INVESTMENT     LONG-TERM          LOSS       (ACCUMULATED
                                                        INCOME       CAPITAL GAINS    CARRYFORWARD      LOSSES)
                                                    --------------   -------------   -------------   -------------
U.S. Large Company Portfolio                        $        9,846              --   $     (28,610)  $     (18,764)
Enhanced U.S. Large Company Portfolio                           --              --          (2,576)         (2,576)
U.S. Large Cap Value Portfolio                                  --              --          (1,214)         (1,214)
U.S. Small XM Value Portfolio                                   --   $       5,557              --           5,557
U.S. Small Cap Value Portfolio                                  --         283,742              --         283,742
U.S. Small Cap Portfolio                                        --              --              --              --
U.S. Micro Cap Portfolio                                        --          75,070              --          75,070
DFA Real Estate Securities Portfolio                         9,090          28,181              --          37,271
Large Cap International Portfolio                            6,784              --         (19,070)        (12,286)
International Small Company Portfolio                       12,406          37,023              --          49,429
Japanese Small Company Portfolio                               481              --         (44,582)        (44,101)
Pacific Rim Small Company Portfolio                            317              --         (11,735)        (11,418)
United Kingdom Small Company Portfolio                         258             538              --             796
Continental Small Company Portfolio                            182           1,230              --           1,412
DFA International Small Cap Value Portfolio                 18,232          58,553              --          76,785
Emerging Markets Portfolio                                   5,535              --         (47,372)        (41,837)
Emerging Markets Small Cap Portfolio                         2,104           6,390              --           8,494
DFA One-Year Fixed Income Portfolio                            426              --          (1,205)           (779)
DFA Two-Year Global Fixed Income Portfolio                      --              --            (216)           (216)
DFA Five-Year Government Portfolio                           4,241              --            (884)          3,357
DFA Five-Year Global Fixed Income Portfolio                    111              --          (5,041)         (4,930)
DFA Intermediate Government
  Fixed Income Portfolio                                     4,193           1,113              --           5,306
DFA Short-Term Municipal Bond Portfolio                        602              --             (17)            585

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                                        EXPIRES ON NOVEMBER 30,
                                             -----------------------------------------------------------------------------
                                               2005      2006      2007      2008      2009      2010      2011      2012     TOTAL
                                             --------  --------  --------  --------  --------  --------  --------  -------  --------
U.S. Large Company Portfolio                       --        --        --        --        --        --  $ 28,610       --  $ 28,610
Enhanced U.S. Large Company Portfolio              --        --        --        --  $      4        --     2,572       --     2,576
U.S. Large Cap Value Portfolio                     --        --        --        --        --  $  1,214        --       --     1,214
Large Cap International Portfolio                  --        --        --        --       357    18,180       533       --    19,070
Japanese Small Company Portfolio             $  1,532  $  7,918  $  2,827  $    632     3,508     4,453    19,912  $ 3,800    44,582
Pacific Rim Small Company Portfolio                --        --       343        --       906     3,164     6,171    1,151    11,735
Emerging Markets Portfolio                         --       710     1,831        --    18,234    19,225     7,372       --    47,372
DFA One-Year Fixed Income Portfolio                --        --        --        45        --        --        --    1,160     1,205
DFA Two-Year Global Fixed Income Portfolio         --        --        --        --       216        --        --       --       216
DFA Five-Year Government Portfolio                 --        --        --        --        --        --        --      884       884
DFA Five-Year Global Fixed Income Portfolio        --        --        --        --        --        --        --    5,041     5,041
DFA Short-Term Municipal Bond Portfolio            --        --        --        --        --        --        --       17        17

     During the year ended November 30, 2004, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

               U.S. Large Company Portfolio                                                      $   2,442,000
               Enhanced U.S. Large Company Portfolio                                                     5,000
               U.S. Large Cap Value Portfolio                                                          198,000
               Large Cap International Portfolio                                                     2,073,000
               International Small Company Portfolio                                                 2,088,000
               United Kingdom Small Company Portfolio                                                  102,000
               Emerging Markets Portfolio                                                              252,000
               DFA Two-Year Global Fixed Income Portfolio                                              334,000

     Certain of the Portfolio's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Portfolio's had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                                                                         MARK TO MARKET   REALIZED GAINS
                                                                                         --------------   --------------
Large Cap International Portfolio                                                        $    5,327,264   $       81,703
International Small Company Portfolio                                                         5,791,352        1,229,922
Japanese Small Company Portfolio                                                                411,994            7,294
Pacific Rim Small Company Portfolio                                                             761,683          340,318
United Kingdom Small Company Portfolio                                                           80,659           16,885
Continental Small Company Portfolio                                                             203,533          457,178
DFA International Small Cap Value Portfolio                                                  14,608,263        1,665,316
Emerging Markets Portfolio                                                                    2,882,092          309,704
Emerging Markets Small Cap Portfolio                                                            104,625          153,583

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                         NET
                                                                                                      UNREALIZED
                                                        FEDERAL       UNREALIZED       UNREALIZED    APPRECIATION/
                                                        TAX COST     APPRECIATION     DEPRECIATION   (DEPRECIATION)
                                                     -------------   -------------   -------------   --------------
U.S. Large Company Portfolio                         $   1,223,227   $     356,988   $    (139,253)  $      217,735
Enhanced U.S. Large Company Portfolio                      229,861          25,925         (34,006)          (8,081)
U.S. Large Cap Value Portfolio                           2,088,460         652,121        (109,783)         542,338
U.S. Small XM Value Portfolio                              121,129          40,754          (2,516)          38,238
U.S. Small Cap Value Portfolio                           3,802,177       2,163,106        (168,523)       1,994,583
U.S. Small Cap Portfolio                                 1,721,503         487,729         (70,612)         417,117
U.S. Micro Cap Portfolio                                 2,078,753       1,398,030        (261,136)       1,136,894
DFA Real Estate Securities Portfolio                       959,099         377,241          (5,574)         371,667
Large Cap International Portfolio                          775,250         170,244         (61,315)         108,929
International Small Company Portfolio                    1,229,426         443,900         (13,680)         430,220
Japanese Small Company Portfolio                           184,689          23,385        (142,180)        (118,795)
Pacific Rim Small Company Portfolio                         53,719          33,716         (60,703)         (26,987)
United Kingdom Small Company Portfolio                       9,253          70,298         (63,738)           6,560
Continental Small Company Portfolio                         19,363          82,428         (67,948)          14,480
DFA International Small Cap Value Portfolio              1,941,312         681,174        (108,683)         572,491
Emerging Markets Portfolio                                 799,429         399,946         (67,179)         332,767
Emerging Markets Small Cap Portfolio                       147,706          43,735          (1,340)          42,395
DFA One-Year Fixed Income Portfolio                      1,747,117             797          (9,118)          (8,321)
DFA Two-Year Global Fixed Income Portfolio               1,690,383              --         (15,177)         (15,177)
DFA Five-Year Government Portfolio                         542,884             526          (5,255)          (4,729)
DFA Five-Year Global Fixed Income Portfolio              1,190,164          12,744          (8,934)           3,810
DFA Intermediate Government Fixed Income
  Portfolio                                                349,850          18,628          (1,307)          17,321
DFA Short-Term Municipal Bond Portfolio                    378,193             847          (1,366)            (519)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consist of (amounts in thousands):

                                                                      ACCUMULATED                     ACCUMULATED
                                                                          NET                        NET REALIZED
                                                                      INVESTMENT       ACCUMULATED      FOREIGN
                                                        PAID-IN         INCOME        NET REALIZED     EXCHANGE
                                                        CAPITAL         (LOSS)         GAIN (LOSS)    GAIN (LOSS)
                                                     -------------   -------------   -------------   -------------
U.S. Large Company
  Portfolio                                          $   1,242,377   $       9,829   $     (78,535)             --
Enhanced U.S. Large
  Company Portfolio                                        232,404              (3)        (36,582)             --
U.S. Large Cap Value
  Portfolio                                              2,089,267             (30)       (110,997)             --
U.S. Small XM Value
  Portfolio                                                115,554              (2)          3,019              --
U.S. Small Cap Value
  Portfolio                                              3,516,909             (67)        115,219              --
U.S. Small Cap
  Portfolio                                              1,720,874             (22)        (70,611)             --
U.S. Micro Cap
  Portfolio                                              2,002,597             (40)        (24,416)             --
DFA Real Estate
  Securities Portfolio                                     899,979           2,522          33,671              --
Large Cap
  International
  Portfolio                                                748,224           1,463         (19,937)  $         (15)
International Small
  Company Portfolio                                      1,178,201           3,892          39,326              97
Japanese Small
  Company Portfolio                                        228,765              74         (47,329)             (5)
Pacific Rim Small
  Company Portfolio                                         65,141            (652)        (11,584)              9
United Kingdom Small
  Company Portfolio                                          8,461              46             667              (5)
Continental Small
  Company Portfolio                                         17,903             667             530              11
DFA International
  Small Cap Value
  Portfolio                                              1,566,031             675          61,226             215
Emerging Markets
  Portfolio                                                845,849           4,408         (49,594)         (1,457)
Emerging Markets
  Small Cap Portfolio                                      139,379             296           8,410            (303)
DFA One-Year Fixed
  Income Portfolio                                       1,747,726             373         (10,322)             --
DFA Two-Year Global
  Fixed Income
  Portfolio                                              1,690,388             (22)         (9,005)             --
DFA Five-Year
  Government
  Portfolio                                                544,013           4,235            (884)             --
DFA Five-Year Global
  Fixed Income
  Portfolio                                              1,206,586          10,106          (5,001)         (6,964)
DFA Intermediate
  Government Fixed
  Income Portfolio                                         350,485           4,189           1,113              --
DFA Short-Term
  Municipal Bond
  Portfolio                                                381,626             619             (17)             --

                                                        UNREALIZED
                                                       APPRECIATION
                                      DEFERRED        (DEPRECIATION)        UNREALIZED
                                      THAILAND        OF INVESTMENT        NET FOREIGN
                                      CAPITAL          SECURITIES,           EXCHANGE                            NUMBER OF
                                       GAINS           FUTURES AND            GAIN              TOTAL NET         SHARES
                                        TAX          FOREIGN CURRENCY         (LOSS)              ASSETS         AUTHORIZED
                                 ----------------    ----------------    ----------------    ----------------   -----------
U.S. Large Company
  Portfolio                                    --    $        267,198                  --    $      1,440,869   200,000,000
Enhanced U.S. Large
  Company Portfolio                            --              25,925                  --             221,744   100,000,000
U.S. Large Cap Value
  Portfolio                                    --             652,121                  --           2,630,361   100,000,000
U.S. Small XM Value
  Portfolio                                    --              40,754                  --             159,325   100,000,000
U.S. Small Cap Value
  Portfolio                                    --           2,163,105                  --           5,795,166   400,000,000
U.S. Small Cap
  Portfolio                                    --             487,729                  --           2,137,970   100,000,000
U.S. Micro Cap
  Portfolio                                    --           1,236,379                  --           3,214,520   300,000,000
DFA Real Estate
  Securities Portfolio                         --             372,726                  --           1,308,898   100,000,000
Large Cap
  International
  Portfolio                                    --             115,081    $             67             844,883   150,000,000
International Small
  Company Portfolio                            --             436,387                 281           1,658,184   100,000,000
Japanese Small
  Company Portfolio                            --            (115,635)                  9              65,879    50,000,000
Pacific Rim Small
  Company Portfolio                            --             (26,177)                 (2)             26,735    50,000,000
United Kingdom Small
  Company Portfolio                            --               6,647                  --              15,816    20,000,000
Continental Small
  Company Portfolio                            --              14,684                  44              33,839   200,000,000
DFA International
  Small Cap Value
  Portfolio                                    --             587,135                 241           2,215,523   200,000,000
Emerging Markets
  Portfolio                      $         (3,578)            336,090                  60           1,131,778   100,000,000
Emerging Markets
  Small Cap Portfolio                        (286)             42,500                  32             190,028   100,000,000
DFA One-Year Fixed
  Income Portfolio                             --                 797                  --           1,738,574   300,000,000
DFA Two-Year Global
  Fixed Income
  Portfolio                                    --              (6,389)                 --           1,674,972   200,000,000
DFA Five-Year
  Government
  Portfolio                                    --              (4,730)                 --             542,634   100,000,000
DFA Five-Year Global
  Fixed Income
  Portfolio                                    --               3,817              (2,966)          1,205,578   100,000,000
DFA Intermediate
  Government Fixed
  Income Portfolio                             --              17,321                  --             373,108   100,000,000
DFA Short-Term
  Municipal Bond
  Portfolio                                    --                (519)                 --             381,709   100,000,000

H. FINANCIAL INSTRUMENTS:

     In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     All open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, the DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements.

                                                                                                              UNREALIZED
                                                                                         VALUE AT              FOREIGN
SETTLEMENT                                                       CONTRACT              NOVEMBER 30,           EXCHANGE
   DATE          CURRENCY SOLD             CURRENCY               AMOUNT                   2004              GAIN (LOSS)
----------       -------------          ---------------      ----------------         --------------       ---------------
12/06/04           195,664,671          Canadian Dollar      $    161,500,918         $  164,544,628       $    (3,043,710)
12/23/04            12,219,763           Swedish Krona              1,765,988              1,816,175               (50,187)
                                                             ----------------         --------------       ---------------
                                              Total          $    163,266,906         $  166,360,803       $    (3,093,897)
                                                             ================         ==============       ===============

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

I. LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                      WEIGHTED           WEIGHTED           NUMBER OF            INTEREST        MAXIMUM AMOUNT
                                      AVERAGE            AVERAGE              DAYS               EXPENSE        BORROWED DURING
                                   INTEREST RATE       LOAN BALANCE        OUTSTANDING           INCURRED         THE PERIOD
                                 ----------------    ----------------    ----------------    ----------------   ----------------
International Small Company
   Portfolio                                 1.96%   $        244,353                  17    $            226   $        560,000

     There were no outstanding borrowings under the line of credit at November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit during the year ended November 30, 2004.

J. SECURITIES LENDING:

     As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNC Bank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio) and the summary schedules of portfolio holdings (for Large Cap International Portfolio and DFA International Small Cap Value Portfolio), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004, and the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians, transfer agent of the investee funds and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

[CHART]

GROWTH OF $10,000

                                  DFA INTERNATIONAL    MSCI EAFE INDEX
                                   VALUE PORTFOLIO     (NET DIVIDENDS)
11/30/94                         $           10,000   $           10,000
12/31/94                         $           10,058   $           10,063
1/31/95                          $            9,660   $            9,676
2/28/95                          $            9,639   $            9,648
3/31/95                          $           10,204   $           10,250
4/30/95                          $           10,523   $           10,636
5/31/95                          $           10,453   $           10,509
6/30/95                          $           10,350   $           10,324
7/31/95                          $           10,932   $           10,967
8/31/95                          $           10,551   $           10,549
9/30/95                          $           10,616   $           10,755
10/31/95                         $           10,415   $           10,466
11/30/95                         $           10,695   $           10,757
12/31/95                         $           11,213   $           11,190
1/31/96                          $           11,326   $           11,236
2/29/96                          $           11,387   $           11,274
3/31/96                          $           11,552   $           11,514
4/30/96                          $           11,999   $           11,849
5/31/96                          $           11,887   $           11,630
6/30/96                          $           11,924   $           11,696
7/31/96                          $           11,607   $           11,354
8/31/96                          $           11,648   $           11,379
9/30/96                          $           11,849   $           11,681
10/31/96                         $           11,735   $           11,562
11/30/96                         $           12,260   $           12,022
12/31/96                         $           12,089   $           11,867
1/31/97                          $           11,687   $           11,452
2/28/97                          $           11,793   $           11,639
3/31/97                          $           11,832   $           11,681
4/30/97                          $           11,768   $           11,743
5/31/97                          $           12,659   $           12,507
6/30/97                          $           13,200   $           13,197
7/31/97                          $           13,382   $           13,411
8/31/97                          $           12,505   $           12,409
9/30/97                          $           12,958   $           13,104
10/31/97                         $           12,282   $           12,097
11/30/97                         $           11,755   $           11,974
12/31/97                         $           11,710   $           12,078
1/31/98                          $           12,412   $           12,630
2/28/98                          $           13,223   $           13,441
3/31/98                          $           13,808   $           13,855
4/30/98                          $           13,852   $           13,964
5/31/98                          $           13,972   $           13,897
6/30/98                          $           13,838   $           14,002
7/31/98                          $           13,993   $           14,144
8/31/98                          $           12,159   $           12,392
9/30/98                          $           11,501   $           12,012
10/31/98                         $           12,645   $           13,264
11/30/98                         $           13,200   $           13,943
12/31/98                         $           13,451   $           14,493
1/31/99                          $           13,182   $           14,451
2/28/99                          $           12,846   $           14,106
3/31/99                          $           13,631   $           14,695
4/30/99                          $           14,439   $           15,290
5/31/99                          $           13,710   $           14,503
6/30/99                          $           14,322   $           15,068
7/31/99                          $           14,833   $           15,516
8/31/99                          $           14,980   $           15,573
9/30/99                          $           15,037   $           15,730
10/31/99                         $           14,957   $           16,319
11/30/99                         $           14,911   $           16,886
12/31/99                         $           15,643   $           18,401
1/31/2000                        $           14,435   $           17,232
2/29/2000                        $           14,076   $           17,696
3/31/2000                        $           14,847   $           18,382
4/30/2000                        $           14,464   $           17,415
5/31/2000                        $           14,731   $           16,989
6/30/2000                        $           15,761   $           17,654
7/31/2000                        $           15,246   $           16,914
8/31/2000                        $           15,374   $           17,060
9/30/2000                        $           14,930   $           16,230
10/31/2000                       $           14,812   $           15,846
11/30/2000                       $           14,800   $           15,252
12/31/2000                       $           15,615   $           15,794
1/31/2001                        $           15,640   $           15,786
2/28/2001                        $           15,163   $           14,603
3/31/2001                        $           14,246   $           13,629
4/30/2001                        $           14,988   $           14,576
5/31/2001                        $           14,874   $           14,062
6/30/2001                        $           14,587   $           13,487
7/31/2001                        $           14,282   $           13,241
8/31/2001                        $           14,486   $           12,906
9/30/2001                        $           12,641   $           11,599
10/31/2001                       $           12,718   $           11,896
11/30/2001                       $           13,178   $           12,334
12/31/2001                       $           13,234   $           12,408
1/31/2002                        $           12,941   $           11,748
2/28/2002                        $           13,087   $           11,831
3/31/2002                        $           13,900   $           12,471
4/30/2002                        $           14,366   $           12,553
5/31/2002                        $           14,846   $           12,712
6/30/2002                        $           14,429   $           12,206
7/31/2002                        $           12,950   $           11,001
8/31/2002                        $           12,937   $           10,976
9/30/2002                        $           11,398   $            9,798
10/31/2002                       $           11,723   $           10,324
11/30/2002                       $           12,427   $           10,793
12/31/2002                       $           12,107   $           10,430
1/31/2003                        $           11,699   $            9,994
2/28/2003                        $           11,469   $            9,765
3/31/2003                        $           11,187   $            9,573
4/30/2003                        $           12,412   $           10,511
5/31/2003                        $           13,351   $           11,148
6/30/2003                        $           13,781   $           11,418
7/31/2003                        $           14,401   $           11,694
8/31/2003                        $           14,774   $           11,977
9/30/2003                        $           15,342   $           12,346
10/31/2003                       $           16,546   $           13,115
11/30/2003                       $           16,892   $           13,407
12/31/2003                       $           18,154   $           14,454
1/31/2004                        $           18,614   $           14,659
2/29/2004                        $           19,172   $           14,997
3/31/2004                        $           19,470   $           15,081
4/30/2004                        $           18,884   $           14,740
5/31/2004                        $           19,066   $           14,790
6/30/2004                        $           19,854   $           15,114
7/31/2004                        $           19,122   $           14,623
8/31/2004                        $           19,362   $           14,688
9/30/2004                        $           19,980   $           15,072
10/31/2004                       $           20,745   $           15,586
11/30/2004                       $           22,274   $           16,650

AVERAGE ANNUAL                 ONE        FIVE       TEN
TOTAL RETURN                  YEAR        YEARS     YEARS
------------------------------------------------------------
                               31.86%       8.35%       8.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                        DIMENSIONAL INVESTMENT GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                           LOCAL
                                          CURRENCY         U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS              RETURN             RETURN
-----------------------------             ---------       --------------
United Kingdom (net dividends)                12.03%               24.51%
Japan (net dividends)                         10.69%               17.86%
France                                        12.62%               24.86%
Switzerland                                    5.03%               19.32%
Germany                                       11.22%               23.29%
Netherlands                                    6.65%               18.21%
Australia                                     28.04%               37.29%
Italy                                         17.28%               30.03%
Spain                                         23.45%               36.88%
Sweden                                        29.85%               45.79%

Gross returns unless otherwise noted.

      Source: Morgan Stanley Capital International

      Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                               32.17%
S&P/Citigroup EPAC Extended Market Index (small companies)                              30.10%
MSCI EAFE Value Index (net dividends)                                                   29.32%
MSCI EAFE Index (net dividends)                                                         24.19%
MSCI EAFE Growth Index (net dividends)                                                  19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                              TOTAL
                                             RETURNS
COUNTRY                                      (U.S. $)
-------                                      --------
Brazil                                          34.91%
Argentina                                       25.55%
Thailand                                         2.99%
Chile                                           31.00%
Indonesia                                       49.70%
Hungary                                         84.84%
Israel                                          14.51%
Poland                                          63.81%
Taiwan                                           7.55%
Mexico                                          43.28%
Malaysia                                        17.71%
Philippines                                     38.36%
Turkey                                          57.65%
South Korea                                     26.73%

Source: DataStream International

MASTER-FEEDER STRUCTURE

     The Portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

INTERNATIONAL VALUE PORTFOLIO

     The International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of a Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to closely track a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends) and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the International Value Portfolio over this year was 31.86%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                       BEGINNING       ENDING                         EXPENSES
                                                        ACCOUNT        ACCOUNT        ANNUALIZED         PAID
                                                         VALUE          VALUE           EXPENSE         DURING
INTERNATIONAL VALUE PORTFOLIO                           6/01/04        11/30/04          RATIO          PERIOD*
-----------------------------                        -------------   -------------    ----------     ----------
Actual Fund Return                                   $    1,000.00   $    1,168.30          0.51%    $     2.76
Hypothetical 5% Return                               $    1,000.00   $    1,022.45          0.51%    $     2.58

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (89,295,808 Shares, Cost $1,027,885) at Value+                                                             $   1,432,305
Receivable for Fund Shares Sold                                                                                       1,656
Prepaid Expenses and Other Assets                                                                                        10
                                                                                                              -------------
      Total Assets                                                                                                1,433,971
                                                                                                              -------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                                                    1,656
   Due to Advisor                                                                                                       230
Accrued Expenses and Other Liabilities                                                                                   96
                                                                                                              -------------
      Total Liabilities                                                                                               1,982
                                                                                                              -------------
NET ASSETS                                                                                                    $   1,431,989
                                                                                                              =============
SHARES OUTSTANDING, $.01 PAR VALUE
   (Authorized 200,000,000)                                                                                      91,025,860
                                                                                                              =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                                      $       15.73
                                                                                                              =============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                                               $   1,068,000
Accumulated Net Investment Income (Loss)                                                                                (14)
Accumulated Net Realized Gain (Loss)                                                                                (40,417)
Unrealized Appreciation (Depreciation) from Investment Securities                                                   404,420
                                                                                                              -------------
      Total Net Assets                                                                                        $   1,431,989
                                                                                                              =============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company         $   21,452
                                                                               ----------

EXPENSES
   Administrative Services                                                          2,043
   Accounting & Transfer Agent Fees                                                    41
   Legal Fees                                                                          55
   Audit Fees                                                                          11
   Filing Fees                                                                         78
   Shareholders' Reports                                                               61
   Directors' Fees and Expenses                                                         8
   Other                                                                               12
                                                                               ----------
          Total Expenses                                                            2,309
                                                                               ----------
   NET INVESTMENT INCOME (LOSS)                                                    19,143
                                                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                            (828)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities      276,301
                                                                               ----------

   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                       275,473
                                                                               ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  294,616
                                                                               ==========

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                                   YEAR             YEAR
                                                                                   ENDED            ENDED
                                                                                  NOV. 30,         NOV. 30,
                                                                                   2004             2003
                                                                               -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $      19,143    $      12,442
   Capital Gain Distributions Received from The DFA Investment Trust Company              --              507
   Net Realized Gain (Loss) on Investment Securities Sold                               (828)          (8,106)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities         276,301          180,511
                                                                               -------------    -------------
          Net Increase (Decrease) in Net Assets Resulting from Operations            294,616          185,354
                                                                               -------------    -------------
Distributions From:
   Net Investment Income                                                             (21,908)         (12,609)
                                                                               -------------    -------------
          Total Distributions                                                        (21,908)         (12,609)
                                                                               -------------    -------------
Capital Share Transactions (1):
   Shares Issued                                                                     520,740          217,849
   Shares Issued in Lieu of Cash Distributions                                        19,587           12,606
   Shares Redeemed                                                                  (129,365)        (119,194)
                                                                               -------------    -------------
          Net Increase (Decrease) from Capital Share Transactions                    410,962          111,261
                                                                               -------------    -------------
          Total Increase (Decrease)                                                  683,670          284,006

NET ASSETS
   Beginning of Period                                                               748,319          464,313
                                                                               -------------    -------------
   End of Period                                                               $   1,431,989    $     748,319
                                                                               =============    =============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                                    37,677           22,165
     Shares Issued in Lieu of Cash Distributions                                       1,445            1,279
     Shares Redeemed                                                                  (9,431)         (12,639)
                                                                               -------------    -------------
                                                                                      29,691           10,805
                                                                               =============    =============

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                        DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                    YEAR             YEAR             YEAR            YEAR            YEAR
                                                    ENDED            ENDED            ENDED           ENDED           ENDED
                                                   NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,       NOV. 30,
                                                    2004              2003             2002           2001            2000
                                                -------------     -------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period            $       12.20     $        9.19   $       10.30   $       12.58   $       13.07
                                                -------------     -------------   -------------   -------------   -------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                          0.26              0.22            0.23            0.25            0.24
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                    3.58              3.02           (0.78)          (1.50)          (0.32)
                                                -------------     -------------   -------------   -------------   -------------
      Total from Investment Operations                   3.84              3.24           (0.55)          (1.25)          (0.08)
                                                -------------     -------------   -------------   -------------   -------------
LESS DISTRIBUTIONS
   Net Investment Income                                (0.31)            (0.23)          (0.21)          (0.27)          (0.22)
   Net Realized Gains                                      --                --           (0.35)          (0.76)          (0.19)
                                                -------------     -------------   -------------   -------------   -------------
      Total Distributions                               (0.31)            (0.23)          (0.56)          (1.03)          (0.41)
                                                -------------     -------------   -------------   -------------   -------------

Net Asset Value, End of Period                  $       15.73     $       12.20   $        9.19   $       10.30   $       12.58
                                                =============     =============   =============   =============   =============
Total Return                                            31.86%            35.92%          (5.72)%        (10.96%)         (0.72)%

Net Assets, End of Period (thousands)           $   1,431,989     $     748,319   $     464,313   $     449,496   $     569,234
Ratio of Expenses to Average Net Assets**                0.51%             0.52%           0.53%           0.51%           0.52%
Ratio of Net Investment Income to
   Average Net Assets                                    1.87%             2.26%           2.35%           2.12%           1.76%
Portfolio Turnover Rate                                   N/A               N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series              15%               14%             18%              6%              9%

----------
** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-five portfolios, of which DFA International Value Portfolio (the "Portfolio") is presented in this report.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 51% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $16,256.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a return of capital distribution which, for tax purposes, are not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                                 INCREASE
                                                (DECREASE)
                             INCREASE          UNDISTRIBUTED
                            (DECREASE)         NET INVESTMENT
                         PAID IN CAPITAL           INCOME
                         ---------------       --------------
                         $          (720)      $          720

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                       ORDINARY
                                                      INCOME AND
                                                      SHORT-TERM       LONG-TERM       RETURN OF
                                                     CAPITAL GAINS   CAPITAL GAINS      CAPITAL          TOTAL
                                                     -------------   -------------   -------------   -------------
2004                                                 $      21,188              --   $         720   $      21,908
2003                                                        12,609              --              --          12,609

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                         UNDISTRIBUTED         CAPITAL         TOTAL NET
                        NET INVESTMENT           LOSS        DISTRIBUTABLE
                            INCOME           CARRYFORWARD      EARNINGS
                        --------------       ------------    -------------
                                    --       $     (9,562)   $      (9,562)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the Portfolio had capital loss carryforwards available to offset future realized capital gains in the amount of approximately $8,681,000 and $881,000 expiring on November 30, 2010 and 2011, respectively.

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of approximately $38,000.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                       NET
                                                                    UNREALIZED
              FEDERAL          UNREALIZED        UNREALIZED        APPRECIATION/
             TAX COST         APPRECIATION      DEPRECIATION      (DEPRECIATION)
          ---------------   ---------------   ---------------    ---------------
          $     1,058,739   $       404,421   $       (30,855)   $       373,566

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2005. There were no borrowings under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA INTERNATIONAL VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                 THE U.S. LARGE       S&P 500
                                                 COMPANY SERIES        INDEX
11/30/94                                         $       10,000    $      10,000
12/31/94                                         $       10,148    $      10,146
1/31/95                                          $       10,407    $      10,410
2/28/95                                          $       10,815    $      10,814
3/31/95                                          $       11,133    $      11,134
4/30/95                                          $       11,452    $      11,458
5/31/95                                          $       11,911    $      11,910
6/30/95                                          $       12,193    $      12,190
7/31/95                                          $       12,595    $      12,596
8/31/95                                          $       12,625    $      12,630
9/30/95                                          $       13,159    $      13,159
10/31/95                                         $       13,109    $      13,113
11/30/95                                         $       13,675    $      13,690
12/31/95                                         $       13,938    $      13,944
1/31/96                                          $       14,417    $      14,423
2/29/96                                          $       14,540    $      14,562
3/31/96                                          $       14,683    $      14,702
4/30/96                                          $       14,897    $      14,918
5/31/96                                          $       15,262    $      15,302
6/30/96                                          $       15,324    $      15,365
7/31/96                                          $       14,655    $      14,681
8/31/96                                          $       14,954    $      14,993
9/30/96                                          $       15,790    $      15,835
10/31/96                                         $       16,222    $      16,269
11/30/96                                         $       17,450    $      17,504
12/31/96                                         $       17,100    $      17,161
1/31/97                                          $       18,172    $      18,227
2/28/97                                          $       18,306    $      18,374
3/31/97                                          $       17,554    $      17,610
4/30/97                                          $       18,595    $      18,661
5/31/97                                          $       19,729    $      19,807
6/30/97                                          $       20,605    $      20,690
7/31/97                                          $       22,245    $      22,333
8/31/97                                          $       21,008    $      21,092
9/30/97                                          $       22,153    $      22,247
10/31/97                                         $       21,420    $      21,504
11/30/97                                         $       22,399    $      22,500
12/31/97                                         $       22,780    $      22,887
1/31/98                                          $       23,037    $      23,141
2/28/98                                          $       24,698    $      24,809
3/31/98                                          $       25,955    $      26,080
4/30/98                                          $       26,212    $      26,343
5/31/98                                          $       25,759    $      25,890
6/30/98                                          $       26,810    $      26,941
7/31/98                                          $       26,520    $      26,656
8/31/98                                          $       22,704    $      22,801
9/30/98                                          $       24,148    $      24,263
10/31/98                                         $       26,087    $      26,235
11/30/98                                         $       27,686    $      27,825
12/31/98                                         $       29,325    $      29,428
1/31/99                                          $       30,521    $      30,658
2/28/99                                          $       29,563    $      29,704
3/31/99                                          $       30,749    $      30,893
4/30/99                                          $       31,923    $      32,088
5/31/99                                          $       31,170    $      31,331
6/30/99                                          $       32,890    $      33,070
7/31/99                                          $       31,871    $      32,038
8/31/99                                          $       31,705    $      31,878
9/30/99                                          $       30,839    $      31,004
10/31/99                                         $       32,798    $      32,967
11/30/99                                         $       33,457    $      33,636
12/31/99                                         $       35,448    $      35,617
1/31/2000                                        $       33,665    $      33,829
2/29/2000                                        $       33,035    $      33,190
3/31/2000                                        $       36,253    $      36,436
4/30/2000                                        $       35,140    $      35,339
5/31/2000                                        $       34,419    $      34,615
6/30/2000                                        $       35,214    $      35,466
7/31/2000                                        $       34,718    $      34,913
8/31/2000                                        $       36,874    $      37,081
9/30/2000                                        $       34,923    $      35,123
10/31/2000                                       $       34,770    $      34,976
11/30/2000                                       $       32,037    $      32,220
12/31/2000                                       $       32,200    $      32,377
1/31/2001                                        $       33,343    $      33,527
2/28/2001                                        $       30,302    $      30,469
3/31/2001                                        $       28,384    $      28,537
4/30/2001                                        $       30,581    $      30,755
5/31/2001                                        $       30,768    $      30,961
6/30/2001                                        $       30,014    $      30,209
7/31/2001                                        $       29,726    $      29,912
8/31/2001                                        $       27,859    $      28,040
9/30/2001                                        $       25,611    $      25,774
10/31/2001                                       $       26,095    $      26,267
11/30/2001                                       $       28,094    $      28,281
12/31/2001                                       $       28,330    $      28,530
1/31/2002                                        $       27,916    $      28,114
2/28/2002                                        $       27,380    $      27,571
3/31/2002                                        $       28,390    $      28,608
4/30/2002                                        $       26,670    $      26,874
5/31/2002                                        $       26,483    $      26,675
6/30/2002                                        $       24,587    $      24,776
7/31/2002                                        $       22,679    $      22,843
8/31/2002                                        $       22,824    $      22,994
9/30/2002                                        $       20,339    $      20,495
10/31/2002                                       $       22,133    $      22,298
11/30/2002                                       $       23,432    $      23,612
12/31/2002                                       $       22,061    $      22,223
1/31/2003                                        $       21,483    $      21,641
2/28/2003                                        $       21,152    $      21,316
3/31/2003                                        $       21,357    $      21,523
4/30/2003                                        $       23,119    $      23,297
5/31/2003                                        $       24,335    $      24,524
6/30/2003                                        $       24,644    $      24,838
7/31/2003                                        $       25,078    $      25,275
8/31/2003                                        $       25,562    $      25,768
9/30/2003                                        $       25,294    $      25,495
10/31/2003                                       $       26,716    $      26,938
11/30/2003                                       $       26,953    $      27,175
12/31/2003                                       $       28,355    $      28,599
1/31/2004                                        $       28,881    $      29,125
2/29/2004                                        $       29,283    $      29,530
3/31/2004                                        $       28,839    $      29,084
4/30/2004                                        $       28,386    $      28,628
5/31/2004                                        $       28,778    $      29,020
6/30/2004                                        $       29,334    $      29,584
7/31/2004                                        $       28,355    $      28,605
8/31/2004                                        $       28,468    $      28,720
9/30/2004                                        $       28,778    $      29,032
10/31/2004                                       $       29,221    $      29,475
11/30/2004                                       $       30,396    $      30,668

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      12.77%  -1.89%    11.77%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE ENHANCED U.S. LARGE COMPANY SERIES VS.
S&P 500 INDEX
JULY 2, 1996-NOVEMBER 30, 2004

                                    THE ENHANCED U.S.           S&P 500
                                  LARGE COMPANY SERIES           INDEX
7/2/96                               $        10,000       $        10,000
7/31/96                              $         9,890       $         9,500
8/31/96                              $        10,090       $         9,702
9/30/96                              $        10,690       $        10,247
10/31/96                             $        11,060       $        10,528
11/30/96                             $        11,895       $        11,327
12/31/96                             $        11,601       $        11,105
1/31/97                              $        12,337       $        11,794
2/28/97                              $        12,442       $        11,890
3/31/97                              $        11,841       $        11,395
4/30/97                              $        12,594       $        12,076
5/31/97                              $        13,417       $        12,817
6/30/97                              $        13,993       $        13,389
7/31/97                              $        15,135       $        14,452
8/31/97                              $        14,302       $        13,648
9/30/97                              $        15,048       $        14,396
10/31/97                             $        14,628       $        13,915
11/30/97                             $        15,181       $        14,560
12/31/97                             $        15,445       $        14,810
1/31/98                              $        15,714       $        14,974
2/28/98                              $        16,785       $        16,054
3/31/98                              $        17,629       $        16,876
4/30/98                              $        17,829       $        17,046
5/31/98                              $        17,474       $        16,753
6/30/98                              $        18,211       $        17,433
7/31/98                              $        17,982       $        17,249
8/31/98                              $        15,369       $        14,754
9/30/98                              $        16,443       $        15,700
10/31/98                             $        17,808       $        16,977
11/30/98                             $        18,823       $        18,005
12/31/98                             $        20,052       $        19,043
1/31/99                              $        20,776       $        19,839
2/28/99                              $        20,101       $        19,222
3/31/99                              $        20,945       $        19,990
4/30/99                              $        21,741       $        20,764
5/31/99                              $        21,146       $        20,274
6/30/99                              $        22,383       $        21,399
7/31/99                              $        21,628       $        20,732
8/31/99                              $        21,511       $        20,628
9/30/99                              $        20,989       $        20,063
10/31/99                             $        22,328       $        21,333
11/30/99                             $        22,694       $        21,766
12/31/99                             $        23,992       $        23,048
1/31/2000                            $        22,732       $        21,891
2/29/2000                            $        22,373       $        21,477
3/31/2000                            $        24,537       $        23,577
4/30/2000                            $        23,752       $        22,868
5/31/2000                            $        23,208       $        22,399
6/30/2000                            $        23,730       $        22,950
7/31/2000                            $        23,383       $        22,592
8/31/2000                            $        24,875       $        23,995
9/30/2000                            $        23,557       $        22,728
10/31/2000                           $        23,453       $        22,633
11/30/2000                           $        21,643       $        20,849
12/31/2000                           $        21,710       $        20,951
1/31/2001                            $        22,483       $        21,695
2/28/2001                            $        20,430       $        19,716
3/31/2001                            $        19,114       $        18,466
4/30/2001                            $        20,582       $        19,901
5/31/2001                            $        20,716       $        20,035
6/30/2001                            $        20,177       $        19,548
7/31/2001                            $        20,020       $        19,356
8/31/2001                            $        18,805       $        18,145
9/30/2001                            $        17,393       $        16,678
10/31/2001                           $        17,779       $        16,997
11/30/2001                           $        19,119       $        18,301
12/31/2001                           $        19,278       $        18,462
1/31/2002                            $        19,004       $        18,192
2/28/2002                            $        18,664       $        17,841
3/31/2002                            $        19,265       $        18,512
4/30/2002                            $        18,190       $        17,390
5/31/2002                            $        18,075       $        17,261
6/30/2002                            $        16,844       $        16,032
7/31/2002                            $        15,625       $        14,782
8/31/2002                            $        15,762       $        14,879
9/30/2002                            $        14,079       $        13,262
10/31/2002                           $        15,329       $        14,429
11/30/2002                           $        16,185       $        15,279
12/31/2002                           $        15,307       $        14,381
1/31/2003                            $        14,911       $        14,004
2/28/2003                            $        14,701       $        13,794
3/31/2003                            $        14,843       $        13,928
4/30/2003                            $        16,084       $        15,075
5/31/2003                            $        16,974       $        15,870
6/30/2003                            $        17,167       $        16,073
7/31/2003                            $        17,402       $        16,356
8/31/2003                            $        17,731       $        16,675
9/30/2003                            $        17,618       $        16,498
10/31/2003                           $        18,560       $        17,432
11/30/2003                           $        18,726       $        17,585
12/31/2003                           $        19,750       $        18,506
1/31/2004                            $        20,104       $        18,847
2/29/2004                            $        20,435       $        19,109
3/31/2004                            $        20,134       $        18,820
4/30/2004                            $        19,708       $        18,525
5/31/2004                            $        19,945       $        18,779
6/30/2004                            $        20,300       $        19,144
7/31/2004                            $        19,658       $        18,510
8/31/2004                            $        19,801       $        18,585
9/30/2004                            $        19,993       $        18,786
10/31/2004                           $        20,303       $        19,073
11/30/2004                           $        21,067       $        19,845

AVERAGE ANNUAL        ONE     FIVE      FROM
TOTAL RETURN          YEAR    YEARS   7/2/1996
----------------------------------------------
                      12.50%  -1.47%    9.26%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P 500 Index is courtesy of (C) Stocks, Bonds, Bills and Inflation Yearbook(TM), Ibbotson Associates, Chicago (annually updated works by Roger C. Ibbotson and Rex A. Sinquefield).

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                   THE U.S. LARGE CAP        RUSSELL 1000
                                      VALUE SERIES           VALUE INDEX
11/30/94                             $        10,000       $        10,000
12/31/94                             $        10,121       $        10,115
1/31/95                              $        10,354       $        10,427
2/28/95                              $        10,940       $        10,838
3/31/95                              $        11,107       $        11,076
4/30/95                              $        11,514       $        11,426
5/31/95                              $        12,114       $        11,907
6/30/95                              $        12,379       $        12,069
7/31/95                              $        12,921       $        12,489
8/31/95                              $        13,310       $        12,665
9/30/95                              $        13,770       $        13,123
10/31/95                             $        13,205       $        12,993
11/30/95                             $        13,927       $        13,652
12/31/95                             $        14,027       $        13,995
1/31/96                              $        14,425       $        14,431
2/29/96                              $        14,640       $        14,541
3/31/96                              $        15,150       $        14,788
4/30/96                              $        15,398       $        14,844
5/31/96                              $        15,659       $        15,030
6/30/96                              $        15,203       $        15,042
7/31/96                              $        14,528       $        14,473
8/31/96                              $        15,105       $        14,887
9/30/96                              $        15,407       $        15,480
10/31/96                             $        15,911       $        16,079
11/30/96                             $        17,058       $        17,245
12/31/96                             $        16,891       $        17,024
1/31/97                              $        17,495       $        17,850
2/28/97                              $        17,843       $        18,112
3/31/97                              $        17,026       $        17,460
4/30/97                              $        17,586       $        18,193
5/31/97                              $        18,951       $        19,210
6/30/97                              $        19,535       $        20,034
7/31/97                              $        21,492       $        21,541
8/31/97                              $        21,176       $        20,774
9/30/97                              $        22,292       $        22,029
10/31/97                             $        21,151       $        21,414
11/30/97                             $        21,375       $        22,361
12/31/97                             $        21,674       $        23,014
1/31/98                              $        21,962       $        22,689
2/28/98                              $        23,882       $        24,216
3/31/98                              $        25,222       $        25,698
4/30/98                              $        25,360       $        25,871
5/31/98                              $        25,147       $        25,488
6/30/98                              $        25,087       $        25,814
7/31/98                              $        24,217       $        25,360
8/31/98                              $        19,809       $        21,586
9/30/98                              $        20,813       $        22,825
10/31/98                             $        22,514       $        24,594
11/30/98                             $        23,923       $        25,740
12/31/98                             $        24,320       $        26,615
1/31/99                              $        24,792       $        26,828
2/28/99                              $        24,155       $        26,450
3/31/99                              $        24,935       $        26,997
4/30/99                              $        27,588       $        29,519
5/31/99                              $        27,561       $        29,194
6/30/99                              $        28,021       $        30,041
7/31/99                              $        26,861       $        29,161
8/31/99                              $        25,897       $        28,079
9/30/99                              $        24,506       $        27,099
10/31/99                             $        25,445       $        28,660
11/30/99                             $        25,030       $        28,436
12/31/99                             $        25,515       $        28,573
1/31/2000                            $        23,727       $        27,641
2/29/2000                            $        21,594       $        25,588
3/31/2000                            $        24,654       $        28,709
4/30/2000                            $        25,396       $        28,376
5/31/2000                            $        25,345       $        28,674
6/30/2000                            $        23,583       $        27,364
7/31/2000                            $        24,626       $        27,706
8/31/2000                            $        26,066       $        29,246
9/30/2000                            $        25,642       $        29,515
10/31/2000                           $        26,654       $        30,241
11/30/2000                           $        25,799       $        29,119
12/31/2000                           $        28,180       $        30,578
1/31/2001                            $        29,566       $        30,694
2/28/2001                            $        29,546       $        29,841
3/31/2001                            $        28,645       $        28,788
4/30/2001                            $        30,349       $        30,198
5/31/2001                            $        31,232       $        30,878
6/30/2001                            $        30,851       $        30,192
7/31/2001                            $        30,811       $        30,129
8/31/2001                            $        29,452       $        28,921
9/30/2001                            $        26,177       $        26,885
10/31/2001                           $        26,156       $        26,654
11/30/2001                           $        28,625       $        28,202
12/31/2001                           $        29,298       $        28,868
1/31/2002                            $        29,614       $        28,645
2/28/2002                            $        29,991       $        28,691
3/31/2002                            $        31,238       $        30,048
4/30/2002                            $        30,960       $        29,018
5/31/2002                            $        31,158       $        29,163
6/30/2002                            $        29,267       $        27,489
7/31/2002                            $        26,013       $        24,932
8/31/2002                            $        26,431       $        25,119
9/30/2002                            $        23,503       $        22,326
10/31/2002                           $        24,424       $        23,980
11/30/2002                           $        26,146       $        25,491
12/31/2002                           $        24,972       $        24,385
1/31/2003                            $        24,388       $        23,795
2/28/2003                            $        23,683       $        23,159
3/31/2003                            $        23,572       $        23,199
4/30/2003                            $        25,754       $        25,240
5/31/2003                            $        27,472       $        26,871
6/30/2003                            $        27,766       $        27,207
7/31/2003                            $        28,477       $        27,612
8/31/2003                            $        29,491       $        28,043
9/30/2003                            $        28,842       $        27,768
10/31/2003                           $        30,775       $        29,467
11/30/2003                           $        31,465       $        29,868
12/31/2003                           $        33,626       $        31,708
1/31/2004                            $        34,199       $        32,266
2/29/2004                            $        35,080       $        32,957
3/31/2004                            $        34,938       $        32,667
4/30/2004                            $        34,364       $        31,870
5/31/2004                            $        34,549       $        32,195
6/30/2004                            $        35,593       $        32,954
7/31/2004                            $        34,441       $        32,490
8/31/2004                            $        34,441       $        32,951
9/30/2004                            $        35,498       $        33,462
10/31/2004                           $        35,932       $        34,017
11/30/2004                           $        38,285       $        35,739

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      21.68%  8.88%     14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL XM VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
FEBRUARY 6, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE U.S. SMALL XM        RUSSELL 2000
                                      VALUE SERIES            VALUE INDEX
2/6/98                               $        10,000       $        10,000
2/28/98                              $        10,270       $        10,331
3/31/98                              $        10,710       $        10,750
4/30/98                              $        10,830       $        10,803
5/31/98                              $        10,329       $        10,421
6/30/98                              $        10,069       $        10,361
7/31/98                              $         9,219       $         9,550
8/31/98                              $         7,620       $         8,054
9/30/98                              $         7,840       $         8,509
10/31/98                             $         8,470       $         8,762
11/30/98                             $         8,674       $         9,000
12/31/98                             $         8,907       $         9,282
1/31/99                              $         8,866       $         9,072
2/28/99                              $         8,207       $         8,452
3/31/99                              $         8,319       $         8,383
4/30/99                              $         9,403       $         9,148
5/31/99                              $         9,767       $         9,429
6/30/99                              $        10,335       $         9,770
7/31/99                              $        10,112       $         9,539
8/31/99                              $         9,716       $         9,189
9/30/99                              $         9,433       $         9,006
10/31/99                             $         9,129       $         8,826
11/30/99                             $         9,228       $         8,871
12/31/99                             $         9,516       $         9,144
1/31/2000                            $         8,896       $         8,905
2/29/2000                            $         8,632       $         9,449
3/31/2000                            $         9,484       $         9,494
4/30/2000                            $         9,579       $         9,550
5/31/2000                            $         9,453       $         9,404
6/30/2000                            $         9,221       $         9,678
7/31/2000                            $         9,453       $        10,000
8/31/2000                            $         9,978       $        10,447
9/30/2000                            $         9,842       $        10,388
10/31/2000                           $         9,862       $        10,351
11/30/2000                           $         9,544       $        10,139
12/31/2000                           $        10,675       $        11,228
1/31/2001                            $        11,351       $        11,538
2/28/2001                            $        11,340       $        11,522
3/31/2001                            $        10,927       $        11,338
4/30/2001                            $        11,662       $        11,863
5/31/2001                            $        12,086       $        12,168
6/30/2001                            $        12,499       $        12,657
7/31/2001                            $        12,511       $        12,373
8/31/2001                            $        12,396       $        12,330
9/30/2001                            $        10,537       $        10,969
10/31/2001                           $        10,847       $        11,255
11/30/2001                           $        11,845       $        12,064
12/31/2001                           $        12,631       $        12,802
1/31/2002                            $        12,815       $        12,973
2/28/2002                            $        13,106       $        13,052
3/31/2002                            $        14,229       $        14,029
4/30/2002                            $        14,639       $        14,523
5/31/2002                            $        14,176       $        14,043
6/30/2002                            $        13,647       $        13,732
7/31/2002                            $        11,652       $        11,692
8/31/2002                            $        11,652       $        11,640
9/30/2002                            $        10,622       $        10,809
10/31/2002                           $        10,899       $        10,971
11/30/2002                           $        12,102       $        11,847
12/31/2002                           $        11,458       $        11,341
1/31/2003                            $        10,923       $        11,021
2/28/2003                            $        10,462       $        10,651
3/31/2003                            $        10,432       $        10,765
4/30/2003                            $        11,681       $        11,787
5/31/2003                            $        13,019       $        12,991
6/30/2003                            $        13,227       $        13,210
7/31/2003                            $        14,000       $        13,870
8/31/2003                            $        14,907       $        14,397
9/30/2003                            $        14,713       $        14,231
10/31/2003                           $        16,140       $        15,391
11/30/2003                           $        16,807       $        15,982
12/31/2003                           $        17,706       $        16,561
1/31/2004                            $        18,525       $        17,134
2/29/2004                            $        18,825       $        17,466
3/31/2004                            $        18,992       $        17,707
4/30/2004                            $        18,358       $        16,791
5/31/2004                            $        18,642       $        16,995
6/30/2004                            $        19,707       $        17,858
7/31/2004                            $        18,753       $        17,037
8/31/2004                            $        18,636       $        17,203
9/30/2004                            $        19,492       $        17,885
10/31/2004                           $        19,677       $        18,162
11/30/2004                           $        21,488       $        19,773

AVERAGE ANNUAL        ONE     FIVE      FROM
TOTAL RETURN          YEAR    YEARS   2/6/1998
----------------------------------------------
                      27.86%  18.42%   11.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP VALUE SERIES VS.
RUSSELL 2000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                             THE U.S. SMALL CAP                   RUSSELL 2000
                                                VALUE SERIES                      VALUE INDEX
11/30/94                                       $      10,000                     $      10,000
12/31/94                                       $      10,103                     $      10,300
1/31/95                                        $      10,211                     $      10,251
2/28/95                                        $      10,572                     $      10,630
3/31/95                                        $      10,697                     $      10,682
4/30/95                                        $      11,076                     $      10,999
5/31/95                                        $      11,392                     $      11,235
6/30/95                                        $      11,843                     $      11,619
7/31/95                                        $      12,492                     $      12,043
8/31/95                                        $      12,888                     $      12,401
9/30/95                                        $      13,050                     $      12,585
10/31/95                                       $      12,420                     $      12,083
11/30/95                                       $      12,882                     $      12,563
12/31/95                                       $      13,107                     $      12,952
1/31/96                                        $      13,069                     $      13,038
2/29/96                                        $      13,352                     $      13,242
3/31/96                                        $      13,728                     $      13,521
4/30/96                                        $      14,443                     $      13,890
5/31/96                                        $      15,008                     $      14,241
6/30/96                                        $      14,697                     $      14,073
7/31/96                                        $      13,785                     $      13,324
8/31/96                                        $      14,416                     $      13,903
9/30/96                                        $      14,906                     $      14,282
10/31/96                                       $      15,020                     $      14,448
11/30/96                                       $      15,734                     $      15,225
12/31/96                                       $      16,084                     $      15,720
1/31/97                                        $      16,502                     $      15,962
2/28/97                                        $      16,502                     $      16,114
3/31/97                                        $      16,075                     $      15,682
4/30/97                                        $      16,005                     $      15,912
5/31/97                                        $      17,526                     $      17,179
6/30/97                                        $      18,630                     $      18,048
7/31/97                                        $      19,744                     $      18,806
8/31/97                                        $      20,451                     $      19,105
9/30/97                                        $      22,032                     $      20,376
10/31/97                                       $      21,256                     $      19,822
11/30/97                                       $      21,078                     $      20,040
12/31/97                                       $      21,099                     $      20,719
1/31/98                                        $      20,846                     $      20,344
2/28/98                                        $      22,424                     $      21,575
3/31/98                                        $      23,339                     $      22,451
4/30/98                                        $      23,803                     $      22,561
5/31/98                                        $      22,898                     $      21,762
6/30/98                                        $      22,445                     $      21,638
7/31/98                                        $      20,800                     $      19,944
8/31/98                                        $      16,971                     $      16,821
9/30/98                                        $      17,456                     $      17,771
10/31/98                                       $      18,207                     $      18,299
11/30/98                                       $      19,170                     $      18,795
12/31/98                                       $      19,620                     $      19,385
1/31/99                                        $      19,936                     $      18,945
2/28/99                                        $      18,291                     $      17,651
3/31/99                                        $      17,951                     $      17,506
4/30/99                                        $      19,875                     $      19,104
5/31/99                                        $      20,814                     $      19,691
6/30/99                                        $      22,092                     $      20,404
7/31/99                                        $      21,994                     $      19,920
8/31/99                                        $      21,398                     $      19,191
9/30/99                                        $      20,838                     $      18,807
10/31/99                                       $      20,119                     $      18,431
11/30/99                                       $      21,042                     $      18,527
12/31/99                                       $      22,258                     $      19,096
1/31/2000                                      $      22,096                     $      18,597
2/29/2000                                      $      24,149                     $      19,734
3/31/2000                                      $      24,231                     $      19,826
4/30/2000                                      $      23,373                     $      19,943
5/31/2000                                      $      22,408                     $      19,638
6/30/2000                                      $      23,537                     $      20,212
7/31/2000                                      $      23,523                     $      20,885
8/31/2000                                      $      25,264                     $      21,818
9/30/2000                                      $      24,801                     $      21,694
10/31/2000                                     $      23,876                     $      21,616
11/30/2000                                     $      22,577                     $      21,175
12/31/2000                                     $      24,338                     $      23,449
1/31/2001                                      $      26,855                     $      24,096
2/28/2001                                      $      26,334                     $      24,062
3/31/2001                                      $      25,697                     $      23,677
4/30/2001                                      $      27,275                     $      24,774
5/31/2001                                      $      28,971                     $      25,410
6/30/2001                                      $      30,063                     $      26,432
7/31/2001                                      $      29,576                     $      25,840
8/31/2001                                      $      29,189                     $      25,749
9/30/2001                                      $      24,942                     $      22,907
10/31/2001                                     $      25,932                     $      23,505
11/30/2001                                     $      27,965                     $      25,194
12/31/2001                                     $      29,937                     $      26,736
1/31/2002                                      $      30,404                     $      27,092
2/28/2002                                      $      30,367                     $      27,257
3/31/2002                                      $      33,373                     $      29,299
4/30/2002                                      $      34,885                     $      30,330
5/31/2002                                      $      33,804                     $      29,326
6/30/2002                                      $      33,114                     $      28,678
7/31/2002                                      $      27,958                     $      24,417
8/31/2002                                      $      27,603                     $      24,309
9/30/2002                                      $      25,605                     $      22,573
10/31/2002                                     $      26,035                     $      22,912
11/30/2002                                     $      28,258                     $      24,740
12/31/2002                                     $      27,249                     $      23,684
1/31/2003                                      $      26,312                     $      23,016
2/28/2003                                      $      25,233                     $      22,243
3/31/2003                                      $      25,193                     $      22,481
4/30/2003                                      $      27,861                     $      24,616
5/31/2003                                      $      31,140                     $      27,130
6/30/2003                                      $      32,280                     $      27,588
7/31/2003                                      $      34,562                     $      28,965
8/31/2003                                      $      36,356                     $      30,066
9/30/2003                                      $      36,072                     $      29,720
10/31/2003                                     $      39,698                     $      32,142
11/30/2003                                     $      41,351                     $      33,376
12/31/2003                                     $      43,581                     $      34,584
1/31/2004                                      $      45,710                     $      35,781
2/29/2004                                      $      46,376                     $      36,475
3/31/2004                                      $      46,819                     $      36,979
4/30/2004                                      $      45,356                     $      35,067
5/31/2004                                      $      45,533                     $      35,491
6/30/2004                                      $      48,584                     $      37,294
7/31/2004                                      $      46,007                     $      35,579
8/31/2004                                      $      45,340                     $      35,927
9/30/2004                                      $      47,583                     $      37,350
10/31/2004                                     $      48,050                     $      37,929
11/30/2004                                     $      52,875                     $      41,293

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      27.87%  20.23%    18.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. SMALL CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               THE U.S. SMALL       RUSSELL 2000
                                                 CAP SERIES            INDEX
11/30/94                                       $      10,000       $      10,000
12/31/94                                       $      10,126       $      10,268
1/31/95                                        $      10,193       $      10,139
2/28/95                                        $      10,527       $      10,560
3/31/95                                        $      10,727       $      10,741
4/30/95                                        $      11,083       $      10,979
5/31/95                                        $      11,306       $      11,168
6/30/95                                        $      11,885       $      11,748
7/31/95                                        $      12,621       $      12,425
8/31/95                                        $      12,988       $      12,682
9/30/95                                        $      13,222       $      12,909
10/31/95                                       $      12,542       $      12,332
11/30/95                                       $      12,917       $      12,850
12/31/95                                       $      13,225       $      13,189
1/31/96                                        $      13,262       $      13,174
2/29/96                                        $      13,711       $      13,585
3/31/96                                        $      14,014       $      13,867
4/30/96                                        $      14,949       $      14,609
5/31/96                                        $      15,726       $      15,184
6/30/96                                        $      15,009       $      14,560
7/31/96                                        $      13,759       $      13,289
8/31/96                                        $      14,572       $      14,061
9/30/96                                        $      15,034       $      14,611
10/31/96                                       $      14,816       $      14,386
11/30/96                                       $      15,394       $      14,979
12/31/96                                       $      15,625       $      15,371
1/31/97                                        $      16,143       $      15,678
2/28/97                                        $      15,808       $      15,299
3/31/97                                        $      15,066       $      14,577
4/30/97                                        $      14,898       $      14,618
5/31/97                                        $      16,591       $      16,245
6/30/97                                        $      17,446       $      16,942
7/31/97                                        $      18,482       $      17,729
8/31/97                                        $      19,168       $      18,135
9/30/97                                        $      20,651       $      19,463
10/31/97                                       $      19,755       $      18,608
11/30/97                                       $      19,469       $      18,487
12/31/97                                       $      19,469       $      18,811
1/31/98                                        $      19,255       $      18,514
2/28/98                                        $      20,668       $      19,882
3/31/98                                        $      21,528       $      20,701
4/30/98                                        $      21,835       $      20,815
5/31/98                                        $      20,700       $      19,693
6/30/98                                        $      20,423       $      19,734
7/31/98                                        $      18,856       $      18,136
8/31/98                                        $      14,987       $      14,614
9/30/98                                        $      15,924       $      15,758
10/31/98                                       $      16,631       $      16,401
11/30/98                                       $      17,723       $      17,260
12/31/98                                       $      18,466       $      18,329
1/31/99                                        $      18,772       $      18,573
2/28/99                                        $      17,169       $      17,068
3/31/99                                        $      17,016       $      17,335
4/30/99                                        $      18,568       $      18,888
5/31/99                                        $      19,302       $      19,163
6/30/99                                        $      20,444       $      20,030
7/31/99                                        $      20,275       $      19,481
8/31/99                                        $      19,746       $      18,760
9/30/99                                        $      19,643       $      18,764
10/31/99                                       $      19,421       $      18,841
11/30/99                                       $      21,023       $      19,966
12/31/99                                       $      23,235       $      22,226
1/31/2000                                      $      23,216       $      21,868
2/29/2000                                      $      27,103       $      25,478
3/31/2000                                      $      25,940       $      23,799
4/30/2000                                      $      23,901       $      22,366
5/31/2000                                      $      22,644       $      21,062
6/30/2000                                      $      24,967       $      22,899
7/31/2000                                      $      24,280       $      22,162
8/31/2000                                      $      26,281       $      23,853
9/30/2000                                      $      25,766       $      23,151
10/31/2000                                     $      24,643       $      22,119
11/30/2000                                     $      22,385       $      19,847
12/31/2000                                     $      23,885       $      21,552
1/31/2001                                      $      25,973       $      22,675
2/28/2001                                      $      24,248       $      21,188
3/31/2001                                      $      23,159       $      20,151
4/30/2001                                      $      24,975       $      21,727
5/31/2001                                      $      26,154       $      22,262
6/30/2001                                      $      27,469       $      23,030
7/31/2001                                      $      26,448       $      21,784
8/31/2001                                      $      25,654       $      21,080
9/30/2001                                      $      22,024       $      18,243
10/31/2001                                     $      23,476       $      19,310
11/30/2001                                     $      25,314       $      20,805
12/31/2001                                     $      27,005       $      22,088
1/31/2002                                      $      26,818       $      21,859
2/28/2002                                      $      26,124       $      21,260
3/31/2002                                      $      28,347       $      22,969
4/30/2002                                      $      28,440       $      23,178
5/31/2002                                      $      27,237       $      22,149
6/30/2002                                      $      25,848       $      21,050
7/31/2002                                      $      22,142       $      17,872
8/31/2002                                      $      22,164       $      17,825
9/30/2002                                      $      20,497       $      16,545
10/31/2002                                     $      21,284       $      17,077
11/30/2002                                     $      23,183       $      18,600
12/31/2002                                     $      21,908       $      17,564
1/31/2003                                      $      21,323       $      17,077
2/28/2003                                      $      20,645       $      16,561
3/31/2003                                      $      20,855       $      16,775
4/30/2003                                      $      22,959       $      18,365
5/31/2003                                      $      25,531       $      20,336
6/30/2003                                      $      26,233       $      20,704
7/31/2003                                      $      27,894       $      22,000
8/31/2003                                      $      29,297       $      23,008
9/30/2003                                      $      28,851       $      22,582
10/31/2003                                     $      31,376       $      24,479
11/30/2003                                     $      32,529       $      25,348
12/31/2003                                     $      33,296       $      25,863
1/31/2004                                      $      34,803       $      26,985
2/29/2004                                      $      35,110       $      27,228
3/31/2004                                      $      35,298       $      27,481
4/30/2004                                      $      33,862       $      26,080
5/31/2004                                      $      34,215       $      26,494
6/30/2004                                      $      35,724       $      27,610
7/31/2004                                      $      33,174       $      25,752
8/31/2004                                      $      32,702       $      25,620
9/30/2004                                      $      34,319       $      26,822
10/31/2004                                     $      34,981       $      27,350
11/30/2004                                     $      38,056       $      29,721

AVERAGE ANNUAL        ONE     FIVE       TEN
TOTAL RETURN          YEAR    YEARS     YEARS
---------------------------------------------
                      16.99%  12.60%    14.30%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

THE U.S. MICRO CAP SERIES VS.
RUSSELL 2000 INDEX
NOVEMBER 28, 1997-NOVEMBER 30, 2004

GROWTH OF $10,000

                                   THE U.S. MICRO    CRSP 9-10      RUSSELL 2000
                                    CAP SERIES         INDEX           INDEX
11/28/97                           $      10,000   $      10,000   $      10,000
11/30/97                           $      10,000   $      10,000   $      10,000
12/31/97                           $       9,826   $       9,850   $      10,175
1/31/98                            $       9,776   $       9,829   $      10,014
2/28/98                            $      10,416   $      10,458   $      10,754
3/31/98                            $      10,916   $      10,990   $      11,197
4/30/98                            $      11,106   $      11,291   $      11,259
5/31/98                            $      10,556   $      10,689   $      10,652
6/30/98                            $      10,346   $      10,338   $      10,674
7/31/98                            $       9,656   $       9,702   $       9,810
8/31/98                            $       7,715   $       7,603   $       7,905
9/30/98                            $       8,005   $       7,874   $       8,524
10/31/98                           $       8,295   $       8,177   $       8,871
11/30/98                           $       8,919   $       8,868   $       9,336
12/31/98                           $       9,156   $       9,068   $       9,914
1/31/99                            $       9,413   $       9,580   $      10,046
2/28/99                            $       8,767   $       8,960   $       9,232
3/31/99                            $       8,444   $       8,714   $       9,376
4/30/99                            $       9,247   $       9,508   $      10,217
5/31/99                            $       9,603   $       9,820   $      10,366
6/30/99                            $      10,149   $      10,191   $      10,834
7/31/99                            $      10,249   $      10,369   $      10,537
8/31/99                            $      10,060   $      10,103   $      10,147
9/30/99                            $       9,837   $       9,951   $      10,150
10/31/99                           $       9,760   $       9,746   $      10,191
11/30/99                           $      10,710   $      10,771   $      10,800
12/31/99                           $      11,929   $      11,987   $      12,022
1/31/2000                          $      12,644   $      12,778   $      11,828
2/29/2000                          $      15,626   $      14,703   $      13,781
3/31/2000                          $      14,457   $      13,972   $      12,873
4/30/2000                          $      12,658   $      12,686   $      12,098
5/31/2000                          $      11,641   $      11,905   $      11,393
6/30/2000                          $      13,236   $      12,667   $      12,386
7/31/2000                          $      12,810   $      12,498   $      11,988
8/31/2000                          $      14,005   $      13,308   $      12,902
9/30/2000                          $      13,702   $      12,902   $      12,523
10/31/2000                         $      12,741   $      11,897   $      11,964
11/30/2000                         $      11,334   $      10,541   $      10,736
12/31/2000                         $      11,552   $      10,385   $      11,658
1/31/2001                          $      13,141   $      13,054   $      12,265
2/28/2001                          $      12,223   $      11,691   $      11,461
3/31/2001                          $      11,639   $      10,972   $      10,900
4/30/2001                          $      12,505   $      11,650   $      11,753
5/31/2001                          $      13,706   $      12,819   $      12,042
6/30/2001                          $      14,201   $      13,133   $      12,457
7/31/2001                          $      13,847   $      12,779   $      11,783
8/31/2001                          $      13,441   $      12,390   $      11,403
9/30/2001                          $      11,728   $      10,824   $       9,868
10/31/2001                         $      12,488   $      11,797   $      10,445
11/30/2001                         $      13,337   $      12,883   $      11,253
12/31/2001                         $      14,234   $      13,938   $      11,948
1/31/2002                          $      14,398   $      14,061   $      11,824
2/28/2002                          $      13,999   $      13,379   $      11,500
3/31/2002                          $      15,249   $      14,603   $      12,424
4/30/2002                          $      15,629   $      14,656   $      12,537
5/31/2002                          $      15,195   $      14,240   $      11,981
6/30/2002                          $      14,669   $      13,731   $      11,386
7/31/2002                          $      12,551   $      11,766   $       9,667
8/31/2002                          $      12,478   $      11,625   $       9,642
9/30/2002                          $      11,644   $      10,699   $       8,950
10/31/2002                         $      11,952   $      11,155   $       9,237
11/30/2002                         $      12,941   $      12,832   $      10,061
12/31/2002                         $      12,403   $      11,972   $       9,500
1/31/2003                          $      12,125   $      11,900   $       9,237
2/28/2003                          $      11,774   $      11,571   $       8,958
3/31/2003                          $      11,922   $      11,762   $       9,074
4/30/2003                          $      13,031   $      13,037   $       9,934
5/31/2003                          $      14,546   $      14,962   $      11,000
6/30/2003                          $      15,193   $      15,766   $      11,199
7/31/2003                          $      16,321   $      17,060   $      11,900
8/31/2003                          $      17,098   $      17,909   $      12,445
9/30/2003                          $      17,116   $      18,262   $      12,215
10/31/2003                         $      18,651   $      19,816   $      13,241
11/30/2003                         $      19,456   $      20,665   $      13,711
12/31/2003                         $      20,002   $      21,358   $      13,989
1/31/2004                          $      21,161   $      22,824   $      14,596
2/29/2004                          $      21,275   $      22,995   $      14,728
3/31/2004                          $      21,313   $      22,895   $      14,865
4/30/2004                          $      20,458   $      22,072   $      14,107
5/31/2004                          $      20,458   $      21,880   $      14,331
6/30/2004                          $      21,363   $      22,576   $      14,934
7/31/2004                          $      19,783   $      20,730   $      13,929
8/31/2004                          $      19,478   $      20,472   $      13,858
9/30/2004                          $      20,462   $      21,418   $      14,508
10/31/2004                         $      20,843   $      21,801   $      14,794
11/30/2004                         $      22,731   $      23,763   $      16,077

AVERAGE ANNUAL        ONE     FIVE       FROM
TOTAL RETURN          YEAR    YEARS    11/28/1997
-------------------------------------------------
                      16.83%  16.24%     12.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

CRSP 9-10 Index courtesy of the Center for Research in Security Prices, University of Chicago. Russell 2000 Index courtesy of Russell Analytic Services.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                  THE DFA            MSCI EAFE
                                               INTERNATIONAL           INDEX
                                                VALUE SERIES       (NET DIVIDENDS)
11/30/94                                       $      10,000       $      10,000
12/31/94                                       $      10,059       $      10,063
1/31/95                                        $       9,661       $       9,676
2/28/95                                        $       9,640       $       9,648
3/31/95                                        $      10,210       $      10,250
4/30/95                                        $      10,529       $      10,636
5/31/95                                        $      10,469       $      10,509
6/30/95                                        $      10,360       $      10,324
7/31/95                                        $      10,943       $      10,967
8/31/95                                        $      10,571       $      10,549
9/30/95                                        $      10,634       $      10,755
10/31/95                                       $      10,432       $      10,466
11/30/95                                       $      10,719       $      10,757
12/31/95                                       $      11,239       $      11,190
1/31/96                                        $      11,352       $      11,236
2/29/96                                        $      11,423       $      11,274
3/31/96                                        $      11,583       $      11,514
4/30/96                                        $      12,035       $      11,849
5/31/96                                        $      11,922       $      11,630
6/30/96                                        $      11,964       $      11,696
7/31/96                                        $      11,644       $      11,354
8/31/96                                        $      11,695       $      11,379
9/30/96                                        $      11,901       $      11,681
10/31/96                                       $      11,787       $      11,562
11/30/96                                       $      12,311       $      12,022
12/31/96                                       $      12,150       $      11,867
1/31/97                                        $      11,744       $      11,452
2/28/97                                        $      11,851       $      11,639
3/31/97                                        $      11,895       $      11,681
4/30/97                                        $      11,831       $      11,743
5/31/97                                        $      12,729       $      12,507
6/30/97                                        $      13,281       $      13,197
7/31/97                                        $      13,464       $      13,411
8/31/97                                        $      12,581       $      12,409
9/30/97                                        $      13,044       $      13,104
10/31/97                                       $      12,360       $      12,097
11/30/97                                       $      11,838       $      11,974
12/31/97                                       $      11,790       $      12,078
1/31/98                                        $      12,502       $      12,630
2/28/98                                        $      13,324       $      13,441
3/31/98                                        $      13,913       $      13,855
4/30/98                                        $      13,956       $      13,964
5/31/98                                        $      14,087       $      13,897
6/30/98                                        $      13,950       $      14,002
7/31/98                                        $      14,105       $      14,144
8/31/98                                        $      12,260       $      12,392
9/30/98                                        $      11,601       $      12,012
10/31/98                                       $      12,756       $      13,264
11/30/98                                       $      13,316       $      13,943
12/31/98                                       $      13,576       $      14,493
1/31/99                                        $      13,307       $      14,451
2/28/99                                        $      12,970       $      14,106
3/31/99                                        $      13,769       $      14,695
4/30/99                                        $      14,587       $      15,290
5/31/99                                        $      13,848       $      14,503
6/30/99                                        $      14,472       $      15,068
7/31/99                                        $      14,995       $      15,516
8/31/99                                        $      15,141       $      15,573
9/30/99                                        $      15,196       $      15,730
10/31/99                                       $      15,128       $      16,319
11/30/99                                       $      15,081       $      16,886
12/31/99                                       $      15,826       $      18,401
1/31/2000                                      $      14,607       $      17,232
2/29/2000                                      $      14,242       $      17,696
3/31/2000                                      $      15,032       $      18,382
4/30/2000                                      $      14,641       $      17,415
5/31/2000                                      $      14,923       $      16,989
6/30/2000                                      $      15,963       $      17,654
7/31/2000                                      $      15,444       $      16,914
8/31/2000                                      $      15,580       $      17,060
9/30/2000                                      $      15,130       $      16,230
10/31/2000                                     $      15,018       $      15,846
11/30/2000                                     $      15,006       $      15,252
12/31/2000                                     $      15,838       $      15,794
1/31/2001                                      $      15,864       $      15,786
2/28/2001                                      $      15,386       $      14,603
3/31/2001                                      $      14,448       $      13,629
4/30/2001                                      $      15,209       $      14,576
5/31/2001                                      $      15,094       $      14,062
6/30/2001                                      $      14,807       $      13,487
7/31/2001                                      $      14,506       $      13,241
8/31/2001                                      $      14,715       $      12,906
9/30/2001                                      $      12,839       $      11,599
10/31/2001                                     $      12,917       $      11,896
11/30/2001                                     $      13,390       $      12,334
12/31/2001                                     $      13,445       $      12,408
1/31/2002                                      $      13,153       $      11,748
2/28/2002                                      $      13,299       $      11,831
3/31/2002                                      $      14,134       $      12,471
4/30/2002                                      $      14,612       $      12,553
5/31/2002                                      $      15,103       $      12,712
6/30/2002                                      $      14,679       $      12,206
7/31/2002                                      $      13,177       $      11,001
8/31/2002                                      $      13,164       $      10,976
9/30/2002                                      $      11,599       $       9,798
10/31/2002                                     $      11,936       $      10,324
11/30/2002                                     $      12,650       $      10,793
12/31/2002                                     $      12,329       $      10,430
1/31/2003                                      $      11,922       $       9,994
2/28/2003                                      $      11,677       $       9,765
3/31/2003                                      $      11,401       $       9,573
4/30/2003                                      $      12,652       $      10,511
5/31/2003                                      $      13,605       $      11,148
6/30/2003                                      $      14,045       $      11,418
7/31/2003                                      $      14,679       $      11,694
8/31/2003                                      $      15,065       $      11,977
9/30/2003                                      $      15,642       $      12,346
10/31/2003                                     $      16,876       $      13,115
11/30/2003                                     $      17,237       $      13,407
12/31/2003                                     $      18,530       $      14,454
1/31/2004                                      $      19,005       $      14,659
2/29/2004                                      $      19,577       $      14,997
3/31/2004                                      $      19,882       $      15,081
4/30/2004                                      $      19,282       $      14,740
5/31/2004                                      $      19,478       $      14,790
6/30/2004                                      $      20,282       $      15,114
7/31/2004                                      $      19,534       $      14,623
8/31/2004                                      $      19,788       $      14,688
9/30/2004                                      $      20,421       $      15,072
10/31/2004                                     $      21,202       $      15,586
11/30/2004                                     $      22,779       $      16,650

AVERAGE ANNUAL        ONE     FIVE         TEN
TOTAL RETURN          YEAR    YEARS       YEARS
----------------------------------------------
                      32.15%  8.60%       8.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

[CHART]

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE JAPANESE     MSCI JAPAN        S&P/CITIGROUP
                                    SMALL COMPANY  SMALL CAP INDEX    EXTENDED MARKET
                                       SERIES       (PRICE-ONLY)        INDEX-JAPAN
8/9/96                             $      10,000   $      10,000      $      10,000
8/30/96                            $      10,020   $      10,000      $      10,000
9/30/96                            $      10,070   $      10,008      $      10,086
10/31/96                           $       9,363   $       9,299      $       9,440
11/30/96                           $       9,074   $       9,053      $       9,222
12/31/96                           $       7,960   $       7,906      $       8,296
1/31/97                            $       7,184   $       7,100      $       7,522
2/28/97                            $       7,134   $       7,046      $       7,518
3/31/97                            $       6,617   $       6,421      $       7,094
4/30/97                            $       6,508   $       6,286      $       7,090
5/31/97                            $       7,593   $       7,490      $       8,121
6/30/97                            $       7,712   $       7,665      $       8,362
7/31/97                            $       6,837   $       6,845      $       7,716
8/31/97                            $       6,100   $       6,028      $       6,913
9/30/97                            $       5,175   $       5,029      $       6,260
10/31/97                           $       5,314   $       5,180      $       6,233
11/30/97                           $       4,388   $       4,247      $       5,363
12/31/97                           $       3,612   $       3,514      $       4,635
1/31/98                            $       4,617   $       4,522      $       5,484
2/28/98                            $       4,985   $       4,863      $       5,672
3/31/98                            $       4,537   $       4,385      $       5,335
4/30/98                            $       4,309   $       4,211      $       5,172
5/31/98                            $       4,120   $       4,044      $       4,999
6/30/98                            $       4,219   $       4,099      $       5,055
7/31/98                            $       4,180   $       4,114      $       5,001
8/31/98                            $       3,732   $       3,688      $       4,623
9/30/98                            $       3,523   $       3,448      $       4,536
10/31/98                           $       3,971   $       3,959      $       5,143
11/30/98                           $       4,299   $       4,302      $       5,328
12/31/98                           $       4,220   $       4,352      $       5,503
1/31/99                            $       4,319   $       4,441      $       5,491
2/28/99                            $       4,150   $       4,392      $       5,321
3/31/99                            $       4,637   $       4,955      $       5,956
4/30/99                            $       5,115   $       5,317      $       6,239
5/31/99                            $       4,886   $       4,961      $       6,010
6/30/99                            $       5,354   $       5,590      $       6,469
7/31/99                            $       5,613   $       5,905      $       6,936
8/31/99                            $       5,722   $       6,200      $       7,248
9/30/99                            $       5,732   $       6,324      $       7,534
10/31/99                           $       5,632   $       6,294      $       7,529
11/30/99                           $       5,314   $       6,252      $       7,503
12/31/99                           $       4,856   $       5,795      $       7,263
1/31/2000                          $       4,906   $       5,882      $       7,207
2/29/2000                          $       4,657   $       5,799      $       6,948
3/31/2000                          $       5,334   $       6,271      $       7,500
4/30/2000                          $       4,767   $       5,602      $       6,939
5/31/2000                          $       4,996   $       5,814      $       7,016
6/30/2000                          $       5,732   $       6,666      $       7,758
7/31/2000                          $       5,036   $       5,707      $       6,774
8/31/2000                          $       5,414   $       6,342      $       7,318
9/30/2000                          $       5,175   $       5,889      $       7,025
10/31/2000                         $       4,648   $       5,302      $       6,438
11/30/2000                         $       4,787   $       5,399      $       6,420
12/31/2000                         $       4,409   $       4,863      $       5,966
1/31/2001                          $       4,379   $       4,813      $       5,896
2/28/2001                          $       4,469   $       4,898      $       5,807
3/31/2001                          $       4,419   $       4,699      $       5,649
4/30/2001                          $       4,967   $       5,332      $       6,259
5/31/2001                          $       5,016   $       5,293      $       6,300
6/30/2001                          $       4,977   $       5,150      $       6,092
7/31/2001                          $       4,608   $       4,708      $       5,711
8/31/2001                          $       4,728   $       4,772      $       5,719
9/30/2001                          $       4,310   $       4,342      $       5,314
10/31/2001                         $       4,439   $       4,442      $       5,359
11/30/2001                         $       4,140   $       4,269      $       5,118
12/31/2001                         $       3,673   $       3,752      $       4,648
1/31/2002                          $       3,473   $       3,498      $       4,333
2/28/2002                          $       3,752   $       3,679      $       4,561
3/31/2002                          $       3,951   $       3,917      $       4,786
4/30/2002                          $       4,111   $       4,175      $       5,047
5/31/2002                          $       4,519   $       4,612      $       5,551
6/30/2002                          $       4,319   $       4,409      $       5,355
7/31/2002                          $       4,270   $       4,269      $       5,170
8/31/2002                          $       4,210   $       4,168      $       5,079
9/30/2002                          $       4,090   $       3,992      $       4,921
10/31/2002                         $       3,772   $       3,579      $       4,557
11/30/2002                         $       3,742   $       3,605      $       4,584
12/31/2002                         $       3,712   $       3,523      $       4,549
1/31/2003                          $       3,722   $       3,502      $       4,457
2/28/2003                          $       3,991   $       3,678      $       4,650
3/31/2003                          $       4,031   $       3,593      $       4,631
4/30/2003                          $       4,210   $       3,705      $       4,759
5/31/2003                          $       4,478   $       3,873      $       4,953
6/30/2003                          $       4,837   $       4,307      $       5,321
7/31/2003                          $       4,896   $       4,357      $       5,400
8/31/2003                          $       5,324   $       4,906      $       5,920
9/30/2003                          $       5,672   $       5,250      $       6,409
10/31/2003                         $       5,901   $       5,639      $       6,712
11/30/2003                         $       5,533   $       5,251      $       6,365
12/31/2003                         $       5,861   $       5,624      $       6,800
1/31/2004                          $       6,150   $       5,828      $       6,945
2/29/2004                          $       6,190   $       5,811      $       6,934
3/31/2004                          $       7,453   $       6,840      $       8,182
4/30/2004                          $       7,205   $       6,619      $       7,891
5/31/2004                          $       6,856   $       6,289      $       7,584
6/30/2004                          $       7,523   $       6,948      $       8,205
7/31/2004                          $       7,045   $       6,378      $       7,626
8/31/2004                          $       7,155   $       6,443      $       7,673
9/30/2004                          $       6,986   $       6,232      $       7,469
10/31/2004                         $       7,125   $       6,347      $       7,596
11/30/2004                         $       7,344   $       6,622      $       7,904

AVERAGE ANNUAL       ONE      FIVE        FROM
TOTAL RETURN         YEAR     YEARS     8/9/1996
------------------------------------------------
                     32.73%   6.57%      -3.65%

- THE MSCI JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-JAPAN FOR COMPARISON PURPOSES

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Japan is courtesy of Citigroup Global Markets Inc. MSCI Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY
                               PERFORMANCE CHARTS

[CHART]

THE PACIFIC RIM SMALL COMPANY SERIES VS.
MSCI PACIFIC RIM EX-JAPAN INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                                         S&P/CITIGROUP
                                    THE PACIFIC RIM    MSCI PACIFIC RIM EX-JAPAN        EXTENDED MARKET
                                 SMALL COMPANY SERIES      INDEX (PRICE-ONLY)        INDEX PAC RIM EX-JAPAN
8/9/96                               $      10,000           $      10,000               $      10,000
8/30/96                              $      10,009           $      10,000               $      10,000
9/30/96                              $      10,167           $      10,114               $      10,212
10/31/96                             $      10,276           $      10,262               $      10,421
11/30/96                             $      10,592           $      10,796               $      11,086
12/31/96                             $      10,344           $      10,842               $      11,122
1/31/97                              $      10,563           $      11,049               $      11,146
2/28/97                              $      11,156           $      11,798               $      11,732
3/31/97                              $      10,661           $      11,219               $      11,210
4/30/97                              $      10,414           $      10,619               $      10,987
5/31/97                              $      10,800           $      11,070               $      11,438
6/30/97                              $      10,899           $      11,040               $      11,592
7/31/97                              $      10,850           $      10,944               $      11,593
8/31/97                              $      10,246           $       9,547               $      10,747
9/30/97                              $       9,791           $       9,236               $      10,476
10/31/97                             $       7,415           $       6,995               $       7,981
11/30/97                             $       6,593           $       6,343               $       7,328
12/31/97                             $       6,009           $       5,761               $       7,042
1/31/98                              $       5,385           $       5,097               $       6,313
2/28/98                              $       6,851           $       6,251               $       7,431
3/31/98                              $       6,623           $       6,016               $       7,177
4/30/98                              $       6,009           $       5,531               $       6,802
5/31/98                              $       5,237           $       4,863               $       6,087
6/30/98                              $       4,484           $       4,268               $       5,444
7/31/98                              $       4,188           $       4,144               $       5,295
8/31/98                              $       3,534           $       3,444               $       4,440
9/30/98                              $       3,772           $       3,790               $       4,986
10/31/98                             $       4,435           $       4,459               $       5,773
11/30/98                             $       5,039           $       4,869               $       6,210
12/31/98                             $       4,891           $       4,734               $       6,039
1/31/99                              $       4,881           $       4,806               $       5,968
2/28/99                              $       4,673           $       4,684               $       5,944
3/31/99                              $       4,851           $       4,966               $       6,347
4/30/99                              $       6,118           $       5,812               $       7,289
5/31/99                              $       6,504           $       5,645               $       7,009
6/30/99                              $       7,811           $       6,243               $       7,639
7/31/99                              $       7,603           $       6,244               $       7,623
8/31/99                              $       7,514           $       6,126               $       7,495
9/30/99                              $       7,396           $       5,921               $       7,415
10/31/99                             $       7,396           $       5,819               $       7,269
11/30/99                             $       7,802           $       6,087               $       7,696
12/31/99                             $       8,366           $       6,388               $       8,183
1/31/2000                            $       8,187           $       5,853               $       7,674
2/29/2000                            $       8,316           $       5,782               $       7,424
3/31/2000                            $       8,247           $       5,802               $       7,578
4/30/2000                            $       7,386           $       5,754               $       7,049
5/31/2000                            $       6,822           $       5,193               $       6,627
6/30/2000                            $       7,425           $       5,726               $       7,509
7/31/2000                            $       7,386           $       5,742               $       7,489
8/31/2000                            $       7,495           $       5,742               $       7,703
9/30/2000                            $       6,822           $       5,178               $       7,025
10/31/2000                           $       6,515           $       4,950               $       6,674
11/30/2000                           $       6,614           $       4,944               $       6,717
12/31/2000                           $       6,841           $       5,150               $       7,097
1/31/2001                            $       7,019           $       5,248               $       7,275
2/28/2001                            $       6,969           $       5,132               $       7,195
3/31/2001                            $       6,256           $       4,527               $       6,413
4/30/2001                            $       6,603           $       4,834               $       6,881
5/31/2001                            $       6,890           $       4,871               $       7,087
6/30/2001                            $       7,039           $       5,025               $       7,369
7/31/2001                            $       6,801           $       4,883               $       6,988
8/31/2001                            $       6,860           $       4,944               $       7,019
9/30/2001                            $       5,979           $       4,347               $       6,243
10/31/2001                           $       6,435           $       4,637               $       6,763
11/30/2001                           $       6,801           $       4,880               $       7,352
12/31/2001                           $       6,890           $       4,938               $       7,498
1/31/2002                            $       7,227           $       5,097               $       7,877
2/28/2002                            $       7,296           $       5,122               $       8,088
3/31/2002                            $       7,613           $       5,331               $       8,594
4/30/2002                            $       7,663           $       5,331               $       8,396
5/31/2002                            $       8,098           $       5,720               $       8,723
6/30/2002                            $       7,840           $       5,510               $       8,393
7/31/2002                            $       7,375           $       5,154               $       7,940
8/31/2002                            $       7,514           $       5,264               $       8,075
9/30/2002                            $       7,009           $       4,931               $       7,352
10/31/2002                           $       7,227           $       5,037               $       7,530
11/30/2002                           $       7,296           $       5,140               $       7,842
12/31/2002                           $       7,396           $       5,212               $       7,697
1/31/2003                            $       7,633           $       5,404               $       7,956
2/28/2003                            $       7,683           $       5,302               $       7,901
3/31/2003                            $       7,524           $       5,253               $       7,729
4/30/2003                            $       7,742           $       5,527               $       8,309
5/31/2003                            $       8,534           $       5,912               $       9,096
6/30/2003                            $       8,930           $       6,205               $       9,602
7/31/2003                            $       9,543           $       6,344               $       9,950
8/31/2003                            $      10,227           $       6,640               $      10,513
9/30/2003                            $      11,048           $       7,130               $      10,999
10/31/2003                           $      11,691           $       7,703               $      11,873
11/30/2003                           $      11,780           $       7,661               $      12,016
12/31/2003                           $      12,305           $       8,136               $      12,736
1/31/2004                            $      13,077           $       8,467               $      13,114
2/29/2004                            $      13,483           $       8,708               $      13,586
3/31/2004                            $      13,057           $       8,670               $      13,609
4/30/2004                            $      12,107           $       8,160               $      12,786
5/31/2004                            $      12,018           $       8,101               $      12,700
6/30/2004                            $      12,068           $       8,089               $      12,754
7/31/2004                            $      12,285           $       8,384               $      12,857
8/31/2004                            $      12,582           $       8,627               $      13,508
9/30/2004                            $      13,354           $       9,082               $      14,315
10/31/2004                           $      13,988           $       9,644               $      15,265
11/30/2004                           $      15,008           $      10,366               $      16,571

AVERAGE ANNUAL       ONE      FIVE        FROM
TOTAL RETURN         YEAR     YEARS    8/9/1996
                     27.40%   14.87%       5.63%

- THE MSCI PACIFIC RIM EX-JAPAN SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EX-TENDED MARKET INDEX-PACIFIC RIM EX-JAPAN FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Pacific Rim ex-Japan is courtesy of Citigroup Global Markets Inc. MSCI Pacific Rim ex-Japan Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                  THE UNITED KINGDOM   MSCI UK SMALL       S&P/Citigroup
                                   SMALL COMPANY         CAP INDEX        EXTENDED MARKET
                                        SERIES          (PRICE-ONLY)    INDEX UNITED KINGDOM
8/9/96                              $      10,000      $      10,000       $      10,000
8/30/96                             $      10,240      $      10,308       $      10,000
9/30/96                             $      10,320      $      10,324       $      10,017
10/31/96                            $      10,819      $      10,799       $      10,526
11/30/96                            $      11,130      $      10,994       $      10,863
12/31/96                            $      11,549      $      11,311       $      11,235
1/31/97                             $      11,410      $      10,907       $      10,966
2/28/97                             $      11,800      $      11,306       $      11,354
3/31/97                             $      11,880      $      11,356       $      11,280
4/30/97                             $      11,690      $      11,184       $      11,066
5/31/97                             $      11,630      $      11,162       $      11,101
6/30/97                             $      11,511      $      11,281       $      11,153
7/31/97                             $      11,141      $      11,007       $      11,072
8/31/97                             $      11,431      $      11,269       $      11,354
9/30/97                             $      11,841      $      11,838       $      11,907
10/31/97                            $      12,262      $      12,087       $      12,039
11/30/97                            $      12,132      $      11,997       $      12,108
12/31/97                            $      12,012      $      11,971       $      12,139
1/31/98                             $      12,081      $      11,788       $      12,313
2/28/98                             $      12,541      $      12,452       $      13,103
3/31/98                             $      13,581      $      13,733       $      14,302
4/30/98                             $      13,631      $      13,947       $      14,560
5/31/98                             $      14,141      $      14,441       $      14,978
6/30/98                             $      13,631      $      13,938       $      14,353
7/31/98                             $      12,630      $      13,024       $      13,888
8/31/98                             $      11,370      $      11,371       $      12,466
9/30/98                             $      10,850      $      10,784       $      12,070
10/31/98                            $      10,610      $      10,940       $      12,423
11/30/98                            $      10,531      $      11,020       $      12,603
12/31/98                            $      10,720      $      11,135       $      12,675
1/31/99                             $      10,900      $      11,007       $      13,048
2/28/99                             $      11,260      $      11,283       $      13,324
3/31/99                             $      11,930      $      12,134       $      13,872
4/30/99                             $      12,731      $      13,189       $      14,734
5/31/99                             $      12,661      $      12,776       $      14,309
6/30/99                             $      12,981      $      12,941       $      14,524
7/31/99                             $      13,821      $      13,474       $      15,238
8/31/99                             $      14,271      $      13,862       $      15,241
9/30/99                             $      14,012      $      13,235       $      14,801
10/31/99                            $      13,832      $      12,829       $      14,538
11/30/99                            $      14,402      $      13,868       $      15,756
12/31/99                            $      15,272      $      14,955       $      16,885
1/31/2000                           $      15,723      $      14,688       $      16,337
2/29/2000                           $      15,392      $      15,479       $      16,784
3/31/2000                           $      15,172      $      15,218       $      16,645
4/30/2000                           $      13,883      $      13,926       $      15,793
5/31/2000                           $      13,302      $      13,110       $      14,893
6/30/2000                           $      14,413      $      14,084       $      15,926
7/31/2000                           $      14,513      $      14,135       $      16,039
8/31/2000                           $      14,793      $      14,420       $      16,322
9/30/2000                           $      14,822      $      13,790       $      15,576
10/31/2000                          $      14,142      $      13,151       $      15,080
11/30/2000                          $      13,511      $      12,669       $      14,020
12/31/2000                          $      14,611      $      13,539       $      15,258
1/31/2001                           $      14,910      $      14,196       $      15,312
2/28/2001                           $      14,271      $      13,679       $      14,788
3/31/2001                           $      13,161      $      12,475       $      13,541
4/30/2001                           $      13,841      $      13,558       $      14,329
5/31/2001                           $      14,042      $      13,860       $      14,589
6/30/2001                           $      13,522      $      13,296       $      14,029
7/31/2001                           $      13,142      $      12,848       $      13,747
8/31/2001                           $      13,563      $      13,375       $      13,995
9/30/2001                           $      11,523      $      10,624       $      11,983
10/31/2001                          $      12,043      $      11,237       $      12,437
11/30/2001                          $      12,853      $      12,267       $      13,135
12/31/2001                          $      13,383      $      12,661       $      13,731
1/31/2002                           $      13,023      $      11,963       $      13,249
2/28/2002                           $      13,153      $      11,960       $      13,367
3/31/2002                           $      13,813      $      12,811       $      14,332
4/30/2002                           $      14,424      $      13,246       $      14,624
5/31/2002                           $      14,584      $      13,043       $      14,739
6/30/2002                           $      14,003      $      12,226       $      14,059
7/31/2002                           $      12,994      $      10,849       $      12,806
8/31/2002                           $      13,013      $      10,911       $      12,805
9/30/2002                           $      11,912      $      10,119       $      11,674
10/31/2002                          $      11,853      $      10,096       $      11,997
11/30/2002                          $      12,253      $      10,261       $      12,244
12/31/2002                          $      12,224      $       9,944       $      12,020
1/31/2003                           $      11,934      $       9,177       $      11,412
2/28/2003                           $      11,534      $       8,894       $      11,027
3/31/2003                           $      11,434      $       8,847       $      10,951
4/30/2003                           $      12,515      $       9,958       $      12,284
5/31/2003                           $      14,015      $      11,377       $      13,659
6/30/2003                           $      14,815      $      11,730       $      13,978
7/31/2003                           $      15,405      $      12,436       $      14,545
8/31/2003                           $      16,055      $      13,003       $      14,926
9/30/2003                           $      16,686      $      13,308       $      15,364
10/31/2003                          $      17,636      $      14,354       $      16,709
11/30/2003                          $      17,726      $      14,449       $      16,925
12/31/2003                          $      18,717      $      15,233       $      17,908
1/31/2004                           $      20,107      $      16,507       $      18,916
2/29/2004                           $      21,278      $      17,617       $      20,076
3/31/2004                           $      20,987      $      17,476       $      19,948
4/30/2004                           $      20,237      $      16,831       $      19,249
5/31/2004                           $      20,267      $      16,757       $      19,569
6/30/2004                           $      20,957      $      17,281       $      20,017
7/31/2004                           $      20,187      $      16,450       $      19,338
8/31/2004                           $      20,047      $      16,193       $      19,319
9/30/2004                           $      20,617      $      16,663       $      20,078
10/31/2004                          $      21,268      $      17,269       $      20,578
11/30/2004                          $      22,988      $      18,644       $      22,330

AVERAGE ANNUAL       ONE      FIVE       FROM
TOTAL RETURN         YEAR     YEARS    8/9/1996
                     29.68%    9.80%      10.53%

- THE MSCI UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI UK Small Cap Index is courtesy of Morgan Stanley Capital International.

[CHART]

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX-UK SMALL CAP INDEX (PRICE-ONLY)
AUGUST 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                      S&P/CITIGROUP
                                  THE CONTINENTAL    EUROPE EX-UK    EXTENDED MARKET
                                   SMALL COMPANY    SMALL CAP INDEX    INDEX EUROPE
                                    SERIES MSCI      (PRICE-ONLY)    EX-UNITED KINGDOM
8/9/96                             $      10,000   $      10,000      $      10,000
8/30/96                            $       9,900   $      10,000      $      10,000
9/30/96                            $       9,761   $      10,025      $       9,977
10/31/96                           $       9,940   $      10,112      $      10,032
11/30/96                           $      10,128   $      10,413      $      10,279
12/31/96                           $      10,326   $      10,687      $      10,461
1/31/97                            $      10,584   $      11,118      $      10,657
2/28/97                            $      10,604   $      11,105      $      10,763
3/31/97                            $      10,980   $      11,486      $      11,103
4/30/97                            $      10,683   $      11,061      $      10,873
5/31/97                            $      11,118   $      11,536      $      11,420
6/30/97                            $      11,504   $      11,889      $      11,807
7/31/97                            $      11,474   $      11,958      $      11,955
8/31/97                            $      11,296   $      11,808      $      11,487
9/30/97                            $      12,098   $      12,548      $      12,326
10/31/97                           $      11,752   $      12,030      $      11,841
11/30/97                           $      11,495   $      11,790      $      11,785
12/31/97                           $      11,585   $      11,847      $      11,979
1/31/98                            $      12,011   $      12,282      $      12,438
2/28/98                            $      12,912   $      13,164      $      13,488
3/31/98                            $      14,140   $      14,348      $      14,596
4/30/98                            $      14,704   $      14,855      $      14,986
5/31/98                            $      15,486   $      15,534      $      15,884
6/30/98                            $      15,080   $      14,783      $      15,498
7/31/98                            $      15,139   $      14,823      $      15,825
8/31/98                            $      13,565   $      12,702      $      13,676
9/30/98                            $      12,922   $      11,861      $      12,992
10/31/98                           $      13,298   $      12,388      $      13,757
11/30/98                           $      13,783   $      12,716      $      14,248
12/31/98                           $      13,911   $      12,782      $      14,758
1/31/99                            $      13,199   $      12,257      $      14,459
2/28/99                            $      12,951   $      11,974      $      13,941
3/31/99                            $      12,753   $      11,913      $      13,824
4/30/99                            $      13,129   $      12,431      $      14,277
5/31/99                            $      12,990   $      12,234      $      14,013
6/30/99                            $      13,080   $      12,197      $      14,221
7/31/99                            $      13,367   $      12,333      $      14,514
8/31/99                            $      13,457   $      12,418      $      14,737
9/30/99                            $      13,516   $      12,367      $      14,630
10/31/99                           $      13,317   $      12,147      $      14,559
11/30/99                           $      12,971   $      11,861      $      14,881
12/31/99                           $      13,585   $      12,661      $      16,542
1/31/2000                          $      13,356   $      12,932      $      16,123
2/29/2000                          $      14,227   $      13,767      $      17,491
3/31/2000                          $      14,267   $      13,593      $      17,258
4/30/2000                          $      13,544   $      12,868      $      16,164
5/31/2000                          $      13,950   $      12,954      $      16,156
6/30/2000                          $      14,494   $      13,194      $      16,721
7/31/2000                          $      14,187   $      13,119      $      16,556
8/31/2000                          $      14,207   $      13,131      $      16,619
9/30/2000                          $      13,930   $      12,839      $      15,744
10/31/2000                         $      13,306   $      12,180      $      14,935
11/30/2000                         $      13,315   $      11,960      $      14,324
12/31/2000                         $      14,226   $      12,564      $      15,337
1/31/2001                          $      14,621   $      13,249      $      15,650
2/28/2001                          $      14,384   $      12,708      $      14,820
3/31/2001                          $      13,255   $      11,495      $      13,331
4/30/2001                          $      13,740   $      11,983      $      14,066
5/31/2001                          $      13,573   $      11,719      $      13,663
6/30/2001                          $      13,167   $      11,097      $      12,994
7/31/2001                          $      13,345   $      10,989      $      12,926
8/31/2001                          $      13,443   $      10,891      $      12,750
9/30/2001                          $      11,731   $       9,245      $      10,766
10/31/2001                         $      12,077   $       9,839      $      11,378
11/30/2001                         $      12,591   $      10,577      $      12,061
12/31/2001                         $      12,699   $      10,663      $      12,207
1/31/2002                          $      12,710   $      10,666      $      12,020
2/28/2002                          $      12,898   $      10,716      $      12,144
3/31/2002                          $      13,561   $      11,365      $      12,975
4/30/2002                          $      14,104   $      11,628      $      13,182
5/31/2002                          $      14,669   $      11,785      $      13,492
6/30/2002                          $      14,669   $      11,487      $      13,130
7/31/2002                          $      13,520   $      10,258      $      11,589
8/31/2002                          $      13,342   $       9,989      $      11,427
9/30/2002                          $      11,946   $       8,717      $       9,930
10/31/2002                         $      12,313   $       9,237      $      10,607
11/30/2002                         $      12,996   $       9,742      $      11,277
12/31/2002                         $      13,234   $       9,509      $      11,061
1/31/2003                          $      13,145   $       9,378      $      10,769
2/28/2003                          $      12,759   $       8,966      $      10,312
3/31/2003                          $      12,680   $       8,903      $      10,277
4/30/2003                          $      14,263   $      10,142      $      11,661
5/31/2003                          $      15,718   $      11,078      $      12,676
6/30/2003                          $      15,976   $      11,222      $      12,856
7/31/2003                          $      16,540   $      11,603      $      13,358
8/31/2003                          $      16,906   $      11,936      $      13,747
9/30/2003                          $      17,776   $      12,605      $      14,298
10/31/2003                         $      18,875   $      13,654      $      15,324
11/30/2003                         $      19,865   $      14,375      $      16,123
12/31/2003                         $      21,102   $      15,118      $      17,051
1/31/2004                          $      22,121   $      15,873      $      17,675
2/29/2004                          $      22,864   $      16,407      $      18,159
3/31/2004                          $      22,398   $      15,783      $      17,797
4/30/2004                          $      22,131   $      15,478      $      17,703
5/31/2004                          $      22,379   $      15,445      $      17,944
6/30/2004                          $      23,052   $      15,963      $      18,398
7/31/2004                          $      22,309   $      15,307      $      17,712
8/31/2004                          $      22,448   $      15,351      $      17,772
9/30/2004                          $      23,616   $      16,201      $      18,634
10/31/2004                         $      24,507   $      16,881      $      19,247
11/30/2004                         $      27,130   $      18,741      $      21,010

AVERAGE ANNUAL       ONE     FIVE       FROM
TOTAL RETURN         YEAR    YEARS    8/9/1996
                     36.57%   15.68%      12.77%

- THE MSCI EUROPE EX-UK SMALL CAP INDEX IS REPLACING THE S&P/CITIGROUP EXTENDED MARKET INDEX-EUROPE EX-UNITED KINGDOM FOR COMPARISON PURPOSES.

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

S&P/Citigroup Extended Market Index-Europe ex-United Kingdom is courtesy of Citigroup Global Markets Inc. MSCI Europe ex-UK Small Cap Index is courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                                                   MSCI Emerging
                                               The Emerging         Markets Free
                                              Markets Series     Index (price-only)
11/30/94                                       $       9,850       $      10,000
12/31/94                                       $       9,140       $       9,190
1/31/95                                        $       8,291       $       8,207
2/28/95                                        $       8,248       $       7,988
3/31/95                                        $       8,611       $       8,020
4/30/95                                        $       9,036       $       8,364
5/31/95                                        $       9,677       $       8,787
6/30/95                                        $       9,737       $       8,795
7/31/95                                        $      10,127       $       8,978
8/31/95                                        $       9,746       $       8,755
9/30/95                                        $       9,564       $       8,702
10/31/95                                       $       9,244       $       8,360
11/30/95                                       $       9,205       $       8,204
12/31/95                                       $       9,484       $       8,552
1/31/96                                        $      10,507       $       9,151
2/29/96                                        $      10,288       $       8,991
3/31/96                                        $      10,376       $       9,044
4/30/96                                        $      10,674       $       9,374
5/31/96                                        $      10,674       $       9,309
6/30/96                                        $      10,761       $       9,347
7/31/96                                        $       9,842       $       8,692
8/31/96                                        $      10,122       $       8,901
9/30/96                                        $      10,340       $       8,966
10/31/96                                       $      10,113       $       8,721
11/30/96                                       $      10,472       $       8,856
12/31/96                                       $      10,612       $       8,885
1/31/97                                        $      11,697       $       9,483
2/28/97                                        $      11,845       $       9,882
3/31/97                                        $      11,512       $       9,599
4/30/97                                        $      11,066       $       9,582
5/31/97                                        $      11,617       $       9,830
6/30/97                                        $      12,098       $      10,336
7/31/97                                        $      12,115       $      10,469
8/31/97                                        $      10,348       $       9,125
9/30/97                                        $      10,777       $       9,363
10/31/97                                       $       9,185       $       7,819
11/30/97                                       $       8,704       $       7,529
12/31/97                                       $       8,634       $       7,693
1/31/98                                        $       8,477       $       7,084
2/28/98                                        $       9,308       $       7,819
3/31/98                                        $       9,632       $       8,132
4/30/98                                        $       9,483       $       8,028
5/31/98                                        $       8,390       $       6,903
6/30/98                                        $       7,647       $       6,165
7/31/98                                        $       7,962       $       6,338
8/31/98                                        $       5,950       $       4,482
9/30/98                                        $       5,959       $       4,754
10/31/98                                       $       6,930       $       5,249
11/30/98                                       $       7,630       $       5,679
12/31/98                                       $       7,849       $       5,576
1/31/99                                        $       7,656       $       5,482
2/28/99                                        $       7,735       $       5,531
3/31/99                                        $       8,435       $       6,243
4/30/99                                        $       9,940       $       7,006
5/31/99                                        $       9,931       $       6,944
6/30/99                                        $      10,903       $       7,717
7/31/99                                        $      10,737       $       7,496
8/31/99                                        $      10,693       $       7,559
9/30/99                                        $      10,343       $       7,293
10/31/99                                       $      10,745       $       7,442
11/30/99                                       $      11,734       $       8,107
12/31/99                                       $      13,519       $       9,127
1/31/2000                                      $      13,309       $       9,164
2/29/2000                                      $      12,959       $       9,282
3/31/2000                                      $      13,038       $       9,313
4/30/2000                                      $      12,199       $       8,417
5/31/2000                                      $      11,525       $       8,051
6/30/2000                                      $      11,762       $       8,308
7/31/2000                                      $      11,070       $       7,871
8/31/2000                                      $      11,193       $       7,899
9/30/2000                                      $      10,388       $       7,199
10/31/2000                                     $       9,732       $       6,673
11/30/2000                                     $       9,119       $       6,086
12/31/2000                                     $       9,609       $       6,225
1/31/2001                                      $      10,598       $       7,068
2/28/2001                                      $       9,644       $       6,509
3/31/2001                                      $       8,690       $       5,840
4/30/2001                                      $       9,075       $       6,112
5/31/2001                                      $       9,137       $       6,165
6/30/2001                                      $       8,944       $       6,022
7/31/2001                                      $       8,638       $       5,626
8/31/2001                                      $       8,717       $       5,561
9/30/2001                                      $       7,290       $       4,688
10/31/2001                                     $       7,509       $       4,977
11/30/2001                                     $       8,340       $       5,491
12/31/2001                                     $       8,987       $       5,919
1/31/2002                                      $       9,486       $       6,112
2/28/2002                                      $       9,363       $       6,206
3/31/2002                                      $       9,766       $       6,554
4/30/2002                                      $       9,872       $       6,580
5/31/2002                                      $       9,618       $       6,458
6/30/2002                                      $       8,892       $       5,963
7/31/2002                                      $       8,463       $       5,494
8/31/2002                                      $       8,489       $       5,574
9/30/2002                                      $       7,596       $       4,962
10/31/2002                                     $       7,912       $       5,281
11/30/2002                                     $       8,515       $       5,639
12/31/2002                                     $       8,174       $       5,447
1/31/2003                                      $       8,165       $       5,416
2/28/2003                                      $       8,042       $       5,245
3/31/2003                                      $       7,911       $       5,077
4/30/2003                                      $       8,979       $       5,504
5/31/2003                                      $       9,636       $       5,882
6/30/2003                                      $      10,012       $       6,204
7/31/2003                                      $      10,214       $       6,575
8/31/2003                                      $      10,677       $       7,002
9/30/2003                                      $      11,159       $       7,041
10/31/2003                                     $      12,008       $       7,628
11/30/2003                                     $      11,894       $       7,707
12/31/2003                                     $      13,146       $       8,256
1/31/2004                                      $      13,399       $       8,525
2/29/2004                                      $      13,994       $       8,908
3/31/2004                                      $      14,091       $       8,989
4/30/2004                                      $      13,198       $       8,229
5/31/2004                                      $      13,049       $       8,041
6/30/2004                                      $      13,286       $       8,059
7/31/2004                                      $      13,277       $       7,890
8/31/2004                                      $      13,644       $       8,200
9/30/2004                                      $      14,415       $       8,655
10/31/2004                                     $      14,817       $       8,843
11/30/2004                                     $      16,112       $       9,658

AVERAGE ANNUAL        ONE     FIVE      TEN
TOTAL RETURN          YEAR    YEARS    YEARS
                      35.47%   6.43%     4.88%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown since July 1995 reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase. Prior to July 1995, the reimbursement fee was 1.5%.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

[CHART]

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
DECEMBER 2, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                                               THE EMERGING        MSCI EMERGING
                                               MARKETS SMALL        MARKETS FREE
                                                 CAP SERIES      INDEX (PRICE-ONLY)
12/2/96                                        $      10,000       $      10,000
12/31/96                                       $       9,880       $      10,000
1/31/97                                        $      10,880       $      10,673
2/28/97                                        $      11,138       $      11,122
3/31/97                                        $      10,692       $      10,803
4/30/97                                        $      10,088       $      10,785
5/31/97                                        $      10,247       $      11,064
6/30/97                                        $      10,652       $      11,633
7/31/97                                        $      10,692       $      11,783
8/31/97                                        $       9,296       $      10,270
9/30/97                                        $       9,483       $      10,538
10/31/97                                       $       8,424       $       8,800
11/30/97                                       $       7,849       $       8,474
12/31/97                                       $       7,612       $       8,658
1/31/98                                        $       6,909       $       7,973
2/28/98                                        $       7,216       $       8,800
3/31/98                                        $       7,562       $       9,152
4/30/98                                        $       7,790       $       9,035
5/31/98                                        $       7,344       $       7,769
6/30/98                                        $       6,869       $       6,939
7/31/98                                        $       7,057       $       7,134
8/31/98                                        $       5,404       $       5,045
9/30/98                                        $       5,187       $       5,350
10/31/98                                       $       5,850       $       5,907
11/30/98                                       $       6,622       $       6,392
12/31/98                                       $       6,840       $       6,276
1/31/99                                        $       6,543       $       6,170
2/28/99                                        $       6,543       $       6,225
3/31/99                                        $       7,177       $       7,026
4/30/99                                        $       8,721       $       7,885
5/31/99                                        $       9,028       $       7,815
6/30/99                                        $      10,157       $       8,686
7/31/99                                        $      10,098       $       8,436
8/31/99                                        $      10,296       $       8,507
9/30/99                                        $      10,167       $       8,209
10/31/99                                       $      10,514       $       8,376
11/30/99                                       $      11,355       $       9,124
12/31/99                                       $      12,780       $      10,273
1/31/2000                                      $      13,037       $      10,314
2/29/2000                                      $      12,858       $      10,447
3/31/2000                                      $      12,818       $      10,481
4/30/2000                                      $      11,887       $       9,473
5/31/2000                                      $      11,224       $       9,061
6/30/2000                                      $      11,204       $       9,351
7/31/2000                                      $      10,838       $       8,859
8/31/2000                                      $      10,797       $       8,890
9/30/2000                                      $      10,115       $       8,102
10/31/2000                                     $       9,313       $       7,511
11/30/2000                                     $       8,709       $       6,850
12/31/2000                                     $       8,719       $       7,006
1/31/2001                                      $       9,204       $       7,955
2/28/2001                                      $       8,640       $       7,326
3/31/2001                                      $       7,917       $       6,573
4/30/2001                                      $       8,126       $       6,879
5/31/2001                                      $       8,215       $       6,939
6/30/2001                                      $       8,225       $       6,778
7/31/2001                                      $       8,076       $       6,332
8/31/2001                                      $       8,027       $       6,259
9/30/2001                                      $       6,790       $       5,277
10/31/2001                                     $       7,136       $       5,601
11/30/2001                                     $       7,878       $       6,180
12/31/2001                                     $       8,492       $       6,662
1/31/2002                                      $       9,145       $       6,879
2/28/2002                                      $       9,046       $       6,984
3/31/2002                                      $       9,621       $       7,376
4/30/2002                                      $       9,888       $       7,406
5/31/2002                                      $       9,819       $       7,268
6/30/2002                                      $       9,176       $       6,711
7/31/2002                                      $       8,750       $       6,184
8/31/2002                                      $       8,858       $       6,273
9/30/2002                                      $       7,849       $       5,585
10/31/2002                                     $       8,175       $       5,943
11/30/2002                                     $       8,809       $       6,346
12/31/2002                                     $       8,522       $       6,130
1/31/2003                                      $       8,680       $       6,095
2/28/2003                                      $       8,581       $       5,903
3/31/2003                                      $       8,522       $       5,714
4/30/2003                                      $       9,620       $       6,195
5/31/2003                                      $      10,352       $       6,620
6/30/2003                                      $      10,798       $       6,982
7/31/2003                                      $      11,025       $       7,400
8/31/2003                                      $      11,688       $       7,881
9/30/2003                                      $      12,133       $       7,925
10/31/2003                                     $      13,192       $       8,586
11/30/2003                                     $      13,460       $       8,674
12/31/2003                                     $      14,805       $       9,292
1/31/2004                                      $      15,251       $       9,595
2/29/2004                                      $      15,894       $      10,026
3/31/2004                                      $      16,161       $      10,117
4/30/2004                                      $      15,271       $       9,261
5/31/2004                                      $      14,637       $       9,051
6/30/2004                                      $      14,756       $       9,070
7/31/2004                                      $      14,865       $       8,880
8/31/2004                                      $      15,360       $       9,229
9/30/2004                                      $      16,211       $       9,741
10/31/2004                                     $      16,626       $       9,953
11/30/2004                                     $      18,200       $      10,870

AVERAGE ANNUAL        ONE    FIVE      FROM
TOTAL RETURN          YEAR   YEARS   12/2/1996
                      35.22%   9.67%      7.78%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 1% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE DFA ONE-YEAR FIXED INCOME SERIES VS.
MERRILL LYNCH SIX-MONTH US TREASURY BILL INDEX,
MERRILL LYNCH ONE-YEAR US TREASURY NOTE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                                    THE DFA                      MERRILL LYNCH   MERRILL LYNCH
                                   ONE-YEAR       THREE-MONTH      SIX-MONTH       ONE-YEAR
                                 FIXED INCOME     US TREASURY     US TREASURY     US TREASURY
                                    SERIES         BILL INDEX      BILL INDEX     NOTE INDEX
11/30/94                         $      10,000   $      10,000   $      10,000   $      10,000
12/31/94                         $      10,031   $      10,043   $      10,050   $      10,034
1/31/95                          $      10,126   $      10,108   $      10,100   $      10,134
2/28/95                          $      10,222   $      10,168   $      10,149   $      10,224
3/31/95                          $      10,286   $      10,220   $      10,200   $      10,283
4/30/95                          $      10,354   $      10,274   $      10,248   $      10,342
5/31/95                          $      10,465   $      10,336   $      10,302   $      10,435
6/30/95                          $      10,524   $      10,390   $      10,354   $      10,495
7/31/95                          $      10,580   $      10,443   $      10,404   $      10,546
8/31/95                          $      10,634   $      10,495   $      10,456   $      10,597
9/30/95                          $      10,682   $      10,539   $      10,502   $      10,642
10/31/95                         $      10,738   $      10,590   $      10,551   $      10,705
11/30/95                         $      10,790   $      10,642   $      10,599   $      10,769
12/31/95                         $      10,842   $      10,702   $      10,657   $      10,829
1/31/96                          $      10,892   $      10,755   $      10,706   $      10,897
2/29/96                          $      10,935   $      10,794   $      10,749   $      10,910
3/31/96                          $      10,984   $      10,831   $      10,789   $      10,940
4/30/96                          $      11,023   $      10,875   $      10,835   $      10,978
5/31/96                          $      11,060   $      10,920   $      10,883   $      11,017
6/30/96                          $      11,120   $      10,967   $      10,927   $      11,076
7/31/96                          $      11,172   $      11,015   $      10,977   $      11,118
8/31/96                          $      11,227   $      11,063   $      11,026   $      11,170
9/30/96                          $      11,294   $      11,121   $      11,078   $      11,246
10/31/96                         $      11,377   $      11,174   $      11,125   $      11,329
11/30/96                         $      11,445   $      11,223   $      11,173   $      11,385
12/31/96                         $      11,482   $      11,271   $      11,222   $      11,424
1/31/97                          $      11,539   $      11,320   $      11,274   $      11,480
2/28/97                          $      11,588   $      11,372   $      11,318   $      11,522
3/31/97                          $      11,607   $      11,417   $      11,366   $      11,551
4/30/97                          $      11,685   $      11,470   $      11,420   $      11,619
5/31/97                          $      11,742   $      11,532   $      11,478   $      11,691
6/30/97                          $      11,813   $      11,588   $      11,521   $      11,760
7/31/97                          $      11,894   $      11,641   $      11,573   $      11,845
8/31/97                          $      11,930   $      11,689   $      11,622   $      11,881
9/30/97                          $      12,002   $      11,748   $      11,676   $      11,944
10/31/97                         $      12,072   $      11,801   $      11,726   $      12,010
11/30/97                         $      12,110   $      11,844   $      11,772   $      12,045
12/31/97                         $      12,176   $      11,898   $      11,822   $      12,102
1/31/98                          $      12,249   $      11,959   $      11,878   $      12,180
2/28/98                          $      12,300   $      12,003   $      11,921   $      12,212
3/31/98                          $      12,365   $      12,062   $      11,977   $      12,274
4/30/98                          $      12,412   $      12,115   $      12,031   $      12,332
5/31/98                          $      12,481   $      12,168   $      12,081   $      12,382
6/30/98                          $      12,530   $      12,227   $      12,132   $      12,442
7/31/98                          $      12,603   $      12,285   $      12,185   $      12,500
8/31/98                          $      12,661   $      12,348   $      12,241   $      12,602
9/30/98                          $      12,720   $      12,422   $      12,304   $      12,705
10/31/98                         $      12,767   $      12,474   $      12,352   $      12,771
11/30/98                         $      12,825   $      12,508   $      12,393   $      12,772
12/31/98                         $      12,889   $      12,560   $      12,442   $      12,817
1/31/99                          $      12,940   $      12,608   $      12,487   $      12,863
2/28/99                          $      12,979   $      12,642   $      12,523   $      12,869
3/31/99                          $      13,036   $      12,700   $      12,574   $      12,948
4/30/99                          $      13,094   $      12,743   $      12,620   $      12,995
5/31/99                          $      13,121   $      12,787   $      12,669   $      13,030
6/30/99                          $      13,178   $      12,833   $      12,722   $      13,084
7/31/99                          $      13,221   $      12,889   $      12,774   $      13,138
8/31/99                          $      13,254   $      12,928   $      12,825   $      13,179
9/30/99                          $      13,327   $      12,991   $      12,883   $      13,247
10/31/99                         $      13,376   $      13,039   $      12,933   $      13,279
11/30/99                         $      13,442   $      13,084   $      12,985   $      13,307
12/31/99                         $      13,494   $      13,143   $      13,044   $      13,335
1/31/2000                        $      13,521   $      13,199   $      13,100   $      13,370
2/29/2000                        $      13,609   $      13,264   $      13,157   $      13,438
3/31/2000                        $      13,679   $      13,331   $      13,226   $      13,506
4/30/2000                        $      13,728   $      13,394   $      13,288   $      13,577
5/31/2000                        $      13,783   $      13,465   $      13,369   $      13,650
6/30/2000                        $      13,894   $      13,542   $      13,426   $      13,754
7/31/2000                        $      13,978   $      13,608   $      13,487   $      13,836
8/31/2000                        $      14,064   $      13,682   $      13,557   $      13,923
9/30/2000                        $      14,167   $      13,755   $      13,629   $      14,007
10/31/2000                       $      14,241   $      13,830   $      13,700   $      14,077
11/30/2000                       $      14,329   $      13,910   $      13,775   $      14,177
12/31/2000                       $      14,415   $      13,998   $      13,851   $      14,313
1/31/2001                        $      14,516   $      14,112   $      13,942   $      14,476
2/28/2001                        $      14,587   $      14,170   $      13,995   $      14,553
3/31/2001                        $      14,644   $      14,251   $      14,060   $      14,661
4/30/2001                        $      14,717   $      14,309   $      14,121   $      14,728
5/31/2001                        $      14,770   $      14,378   $      14,176   $      14,816
6/30/2001                        $      14,817   $      14,416   $      14,218   $      14,859
7/31/2001                        $      14,903   $      14,473   $      14,265   $      14,966
8/31/2001                        $      14,972   $      14,525   $      14,312   $      15,025
9/30/2001                        $      15,128   $      14,617   $      14,373   $      15,188
10/31/2001                       $      15,221   $      14,669   $      14,411   $      15,292
11/30/2001                       $      15,235   $      14,706   $      14,442   $      15,309
12/31/2001                       $      15,266   $      14,727   $      14,465   $      15,354
1/31/2002                        $      15,296   $      14,749   $      14,487   $      15,379
2/28/2002                        $      15,353   $      14,775   $      14,506   $      15,427
3/31/2002                        $      15,297   $      14,793   $      14,528   $      15,393
4/30/2002                        $      15,394   $      14,834   $      14,551   $      15,500
5/31/2002                        $      15,458   $      14,864   $      14,574   $      15,544
6/30/2002                        $      15,539   $      14,897   $      14,596   $      15,628
7/31/2002                        $      15,649   $      14,924   $      14,618   $      15,698
8/31/2002                        $      15,698   $      14,946   $      14,638   $      15,715
9/30/2002                        $      15,745   $      14,979   $      14,662   $      15,778
10/31/2002                       $      15,792   $      15,003   $      14,684   $      15,811
11/30/2002                       $      15,778   $      15,030   $      14,707   $      15,815
12/31/2002                       $      15,877   $      15,052   $      14,725   $      15,875
1/31/2003                        $      15,893   $      15,071   $      14,740   $      15,887
2/28/2003                        $      15,939   $      15,084   $      14,753   $      15,916
3/31/2003                        $      15,965   $      15,105   $      14,771   $      15,945
4/30/2003                        $      16,000   $      15,117   $      14,784   $      15,962
5/31/2003                        $      16,038   $      15,135   $      14,799   $      15,983
6/30/2003                        $      16,057   $      15,158   $      14,819   $      16,015
7/31/2003                        $      16,012   $      15,167   $      14,830   $      16,007
8/31/2003                        $      16,028   $      15,181   $      14,842   $      16,023
9/30/2003                        $      16,110   $      15,199   $      14,856   $      16,066
10/31/2003                       $      16,082   $      15,213   $      14,868   $      16,061
11/30/2003                       $      16,088   $      15,226   $      14,880   $      16,058
12/31/2003                       $      16,154   $      15,248   $      14,895   $      16,108
1/31/2004                        $      16,170   $      15,263   $      14,907   $      16,132
2/29/2004                        $      16,212   $      15,275   $      14,917   $      16,166
3/31/2004                        $      16,244   $      15,289   $      14,929   $      16,180
4/30/2004                        $      16,185   $      15,297   $      14,941   $      16,139
5/31/2004                        $      16,172   $      15,304   $      14,955   $      16,137
6/30/2004                        $      16,159   $      15,310   $      14,965   $      16,133
7/31/2004                        $      16,212   $      15,336   $      14,983   $      16,170
8/31/2004                        $      16,283   $      15,362   $      15,001   $      16,217
9/30/2004                        $      16,274   $      15,378   $      15,021   $      16,212
10/31/2004                       $      16,314   $      15,398   $      15,040   $      16,239
11/30/2004                       $      16,282   $      15,412   $      15,061   $      16,215

AVERAGE ANNUAL           ONE         FIVE        TEN
TOTAL RETURN             YEAR        YEARS      YEARS
                           1.21%       3.91%       5.01%

- THE SIX MONTH US TREASURY BILL INDEX AND THE ONE-YEAR US TREASURY NOTE INDEX ARE REPLACING THE THREE-MONTH US TREASURY BILL INDEX FOR COMPARISON PURPOSE.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

US Treasury instrument indices courtesy of Merrill Lynch.

[CHART]

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES VS. MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX

FEBRUARY 9, 1996-NOVEMBER 30, 2004

GROWTH OF $10,0 00

                                                 MERRILL LYNCH
                                 THE DFA TWO-      1-3 YEAR
                                  YEAR GLOBAL     GOVERNMENT/
                                 FIXED INCOME      CORPORATE
                                    SERIES           INDEX
2/9/96                           $      10,000
2/29/96                          $      10,000   $      10,000
3/31/96                          $      10,047   $       9,993
4/30/96                          $      10,097   $      10,002
5/31/96                          $      10,148   $      10,023
6/30/96                          $      10,188   $      10,096
7/31/96                          $      10,260   $      10,137
8/31/96                          $      10,361   $      10,172
9/30/96                          $      10,439   $      10,265
10/31/96                         $      10,531   $      10,381
11/30/96                         $      10,602   $      10,461
12/31/96                         $      10,647   $      10,462
1/31/97                          $      10,720   $      10,511
2/28/97                          $      10,762   $      10,536
3/31/97                          $      10,766   $      10,534
4/30/97                          $      10,830   $      10,620
5/31/97                          $      10,904   $      10,694
6/30/97                          $      10,982   $      10,767
7/31/97                          $      11,036   $      10,887
8/31/97                          $      11,079   $      10,898
9/30/97                          $      11,149   $      10,981
10/31/97                         $      11,192   $      11,061
11/30/97                         $      11,236   $      11,087
12/31/97                         $      11,287   $      11,163
1/31/98                          $      11,378   $      11,271
2/28/98                          $      11,423   $      11,282
3/31/98                          $      11,490   $      11,331
4/30/98                          $      11,524   $      11,385
5/31/98                          $      11,593   $      11,448
6/30/98                          $      11,645   $      11,507
7/31/98                          $      11,704   $      11,562
8/31/98                          $      11,784   $      11,698
9/30/98                          $      11,854   $      11,850
10/31/98                         $      11,912   $      11,902
11/30/98                         $      11,965   $      11,890
12/31/98                         $      12,034   $      11,936
1/31/99                          $      12,093   $      11,987
2/28/99                          $      12,140   $      11,935
3/31/99                          $      12,207   $      12,022
4/30/99                          $      12,254   $      12,064
5/31/99                          $      12,278   $      12,057
6/30/99                          $      12,327   $      12,094
7/31/99                          $      12,351   $      12,127
8/31/99                          $      12,400   $      12,159
9/30/99                          $      12,467   $      12,241
10/31/99                         $      12,492   $      12,277
11/30/99                         $      12,544   $      12,304
12/31/99                         $      12,608   $      12,326
1/31/2000                        $      12,633   $      12,323
2/29/2000                        $      12,710   $      12,406
3/31/2000                        $      12,767   $      12,479
4/30/2000                        $      12,818   $      12,508
5/31/2000                        $      12,857   $      12,553
6/30/2000                        $      12,939   $      12,690
7/31/2000                        $      13,005   $      12,776
8/31/2000                        $      13,083   $      12,874
9/30/2000                        $      13,176   $      12,975
10/31/2000                       $      13,242   $      13,036
11/30/2000                       $      13,333   $      13,164
12/31/2000                       $      13,431   $      13,322
1/31/2001                        $      13,527   $      13,500
2/28/2001                        $      13,583   $      13,589
3/31/2001                        $      13,647   $      13,709
4/30/2001                        $      13,703   $      13,747
5/31/2001                        $      13,759   $      13,835
6/30/2001                        $      13,801   $      13,888
7/31/2001                        $      13,886   $      14,057
8/31/2001                        $      13,970   $      14,146
9/30/2001                        $      14,139   $      14,369
10/31/2001                       $      14,267   $      14,511
11/30/2001                       $      14,252   $      14,474
12/31/2001                       $      14,267   $      14,482
1/31/2002                        $      14,309   $      14,513
2/28/2002                        $      14,367   $      14,577
3/31/2002                        $      14,289   $      14,485
4/30/2002                        $      14,418   $      14,644
5/31/2002                        $      14,490   $      14,720
6/30/2002                        $      14,593   $      14,834
7/31/2002                        $      14,750   $      14,989
8/31/2002                        $      14,808   $      15,061
9/30/2002                        $      14,880   $      15,185
10/31/2002                       $      14,938   $      15,214
11/30/2002                       $      14,909   $      15,209
12/31/2002                       $      15,035   $      15,364
1/31/2003                        $      15,050   $      15,386
2/28/2003                        $      15,109   $      15,464
3/31/2003                        $      15,139   $      15,498
4/30/2003                        $      15,185   $      15,552
5/31/2003                        $      15,244   $      15,636
6/30/2003                        $      15,267   $      15,669
7/31/2003                        $      15,177   $      15,575
8/31/2003                        $      15,177   $      15,589
9/30/2003                        $      15,322   $      15,748
10/31/2003                       $      15,262   $      15,690
11/30/2003                       $      15,262   $      15,690
12/31/2003                       $      15,344   $      15,789
1/31/2004                        $      15,375   $      15,828
2/29/2004                        $      15,451   $      15,909
3/31/2004                        $      15,493   $      15,965
4/30/2004                        $      15,355   $      15,811
5/31/2004                        $      15,324   $      15,785
6/30/2004                        $      15,313   $      15,785
7/31/2004                        $      15,375   $      15,855
8/31/2004                        $      15,467   $      15,974
9/30/2004                        $      15,464   $      15,964
10/31/2004                       $      15,495   $      16,017
11/30/2004                       $      15,449   $      15,940

AVERAGE ANNUAL           ONE         FIVE       FROM
TOTAL RETURN             YEAR        YEAR      2/9/1996
                           1.22%       4.26%       5.06%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,056.20            0.05%   $        0.26
Hypothetical 5% Return                     $    1,000.00   $    1,024.75            0.05%   $        0.25

THE ENHANCED U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,056.20            0.17%   $        0.87
Hypothetical 5% Return                     $    1,000.00   $    1,024.15            0.17%   $        0.86

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE U.S. LARGE COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,108.10            0.14%   $        0.74
Hypothetical 5% Return                     $    1,000.00   $    1,024.30            0.14%   $        0.71

THE U.S. SMALL XM VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,152.70            0.12%   $        0.65
Hypothetical 5% Return                     $    1,000.00   $    1,024.40            0.12%   $        0.61

THE U.S. SMALL CAP VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,161.30            0.07%   $        0.38
Hypothetical 5% Return                     $    1,000.00   $    1,024.65            0.07%   $        0.35

THE U.S. SMALL CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,112.30            0.25%   $        1.32
Hypothetical 5% Return                     $    1,000.00   $    1,023.75            0.25%   $        1.26

THE U.S. MICRO CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,111.10            0.15%   $        0.79
Hypothetical 5% Return                     $    1,000.00   $    1,024.25            0.15%   $        0.76

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                         $    1,000.00   $    1,169.50            0.28%   $        1.52
Hypothetical 5% Return                     $    1,000.00   $    1,023.60            0.28%   $        1.42

THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,071.10            0.26%   $        1.35
Hypothetical 5% Return                     $    1,000.00   $    1,023.70            0.26%   $        1.32

THE PACIFIC RIM SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,248.80            0.30%   $        1.69
Hypothetical 5% Return                     $    1,000.00   $    1,023.50            0.30%   $        1.52

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,134.30            0.26%   $        1.39
Hypothetical 5% Return                     $    1,000.00   $    1,023.70            0.26%   $        1.32

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return                         $    1,000.00   $    1,212.30            0.25%   $        1.38
Hypothetical 5% Return                     $    1,000.00   $    1,023.75            0.25%   $        1.26

THE EMERGING MARKETS SERIES
Actual Fund Return                         $    1,000.00   $    1,234.70            0.30%   $        1.68
Hypothetical 5% Return                     $    1,000.00   $    1,023.50            0.30%   $        1.52

                                              BEGINNING        ENDING                         EXPENSES
                                               ACCOUNT         ACCOUNT        ANNUALIZED        PAID
                                                VALUE           VALUE          EXPENSE         DURING
                                               6/1/04         11/30/04          RATIO          PERIOD*
                                           -------------   -------------      ----------    -------------
THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return                         $    1,000.00   $    1,243.40            0.48%   $        2.69
Hypothetical 5% Return                     $    1,000.00   $    1,022.60            0.48%   $        2.43

THE DFA ONE-YEAR FIXED INCOME SERIES
Actual Fund Return                         $    1,000.00   $    1,006.80            0.09%   $        0.45
Hypothetical 5% Return                     $    1,000.00   $    1,024.55            0.09%   $        0.46

THE DFA TWO-YEAR GLOBAL FIXED INCOME
SERIES
Actual Fund Return                         $    1,000.00   $    1,008.10            0.11%   $        0.55
Hypothetical 5% Return                     $    1,000.00   $    1,024.45            0.11%   $        0.56

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                          THE U.S. LARGE COMPANY SERIES

Financials                                                                 20.0%
Information Technology                                                     16.3
Health Care                                                                12.4
Industrials                                                                11.9
Consumer Discretionary                                                     11.4
Consumer Staples                                                           10.5
Energy                                                                      7.5
Telecommunication Services                                                  3.3
Materials                                                                   3.2
Utilities                                                                   3.0
REITS                                                                       0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                     THE ENHANCED U.S. LARGE COMPANY SERIES

Corporate                                                                  28.2%
Foreign Government                                                         22.4
Government                                                                 21.2
Foreign Corporate                                                          19.2
Supranational                                                               9.0
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                     30.2%
Financials                                                                 25.4
Industrials                                                                 9.4
Energy                                                                      8.3
Materials                                                                   6.8
Information Technology                                                      5.8
Health Care                                                                 5.2
Consumer Staples                                                            4.8
Telecommunication Services                                                  3.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. SMALL XM VALUE SERIES

Consumer Discretionary                                                     19.5%
Financials                                                                 18.2
Industrials                                                                16.7
Information Technology                                                     15.6
Energy                                                                      9.7
Materials                                                                   9.7
Health Care                                                                 4.7
Consumer Staples                                                            4.1
Utilities                                                                   1.0
Telecommunication Services                                                  0.5
Other                                                                       0.3
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. SMALL CAP VALUE SERIES

Industrials                                                                22.0%
Consumer Discretionary                                                     20.7
Financials                                                                 14.3
Information Technology                                                     11.5
Materials                                                                  10.8
Energy                                                                      9.3
Health Care                                                                 5.8
Consumer Staples                                                            3.9
Telecommunication Services                                                  0.6
Other                                                                       0.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                            THE U.S. SMALL CAP SERIES

Information Technology                                                     20.7%
Consumer Discretionary                                                     16.5
Industrials                                                                15.6
Health Care                                                                14.8
Financials                                                                 13.1
Materials                                                                   6.3
Energy                                                                      5.8
Consumer Staples                                                            3.4
Utilities                                                                   2.6
Telecommunication Services                                                  1.0
Other                                                                       0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                            THE U.S. MICRO CAP SERIES

Information Technology                                                     21.1%
Industrials                                                                17.0
Consumer Discretionary                                                     16.9
Health Care                                                                16.2
Financials                                                                 12.4
Energy                                                                      5.2
Materials                                                                   4.0
Consumer Staples                                                            4.0
Utilities                                                                   1.5
Telecommunication Services                                                  1.1
Other                                                                       0.6
                                                                          -----
                                                                          100.0%
                                                                          =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                 36.5%
Consumer Discretionary                                                     17.0
Materials                                                                  13.7
Industrials                                                                12.2
Telecommunication Service                                                   5.6
Consumer Staples                                                            4.5
Utilities                                                                   3.5
Energy                                                                      3.3
Health Care                                                                 2.0
Information Technology                                                      1.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                        THE JAPANESE SMALL COMPANY SERIES

Industrials                                                                27.9%
Consumer Discretionary                                                     22.2
Information Technology                                                     11.5
Materials                                                                  11.4
Financials                                                                 10.7
Consumer Staples                                                           10.6
Health Care                                                                 3.7
Energy                                                                      1.3
Utilities                                                                   0.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE PACIFIC RIM SMALL COMPANY SERIES

Industrials                                                                20.8%
Consumer Discretionary                                                     20.6
Financials                                                                 15.2
Materials                                                                  14.6
Information Technology                                                      8.8
Health Care                                                                 7.4
Consumer Staples                                                            5.5
Energy                                                                      3.7
Utilities                                                                   2.0
Telecommunication Service                                                   1.4
                                                                          -----
                                                                          100.0%
                                                                          =====

                     THE UNITED KINGDOM SMALL COMPANY SERIES

Industrials                                                                29.1%
Consumer Discretionary                                                     25.1
Financials                                                                 14.1
Information Technology                                                     10.5
Consumer Staples                                                            6.9
Energy                                                                      4.1
Materials                                                                   4.1
Health Care                                                                 3.9
Telecommunication Service                                                   1.2
Utilities                                                                   1.0
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE CONTINENTAL SMALL COMPANY SERIES

Industrials                                                                24.9%
Consumer Discretionary                                                     18.1
Financials                                                                 18.0
Materials                                                                  10.0
Information Technology                                                      8.8
Consumer Staples                                                            7.3
Health Care                                                                 6.1
Energy                                                                      3.3
Utilities                                                                   2.7
Telecommunication Service                                                   0.8
                                                                          -----
                                                                          100.0%
                                                                          =====

                           THE EMERGING MARKETS SERIES

Financials                                                                 25.6%
Telecommunication Service                                                  17.4
Materials                                                                  16.6
Consumer Staples                                                           10.5
Consumer Discretionary                                                      7.4
Information Technology                                                      7.1
Industrials                                                                 6.1
Utilities                                                                   4.0
Energy                                                                      3.1
Health Care                                                                 2.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE EMERGING MARKETS SMALL CAP SERIES

Consumer Discretionary                                                     19.2%
Materials                                                                  19.1
Industrials                                                                15.4
Financials                                                                 14.6
Consumer Staples                                                           11.8
Information Technology                                                      8.8
Health Care                                                                 3.8
Telecommunication Service                                                   3.5
Utilities                                                                   2.6
Energy                                                                      1.2
                                                                          -----
                                                                          100.0%
                                                                          =====

                      THE DFA ONE-YEAR FIXED INCOME SERIES

Corporate                                                                  32.4%
Foreign Corporate                                                          22.2
Government                                                                 19.4
Foreign Government                                                         15.9
Supranational                                                              10.1
                                                                          -----
                                                                          100.0%
                                                                          =====

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

Government                                                                 38.3%
Foreign Government                                                         23.7
Foreign Corporate                                                          16.5
Supranational                                                              13.8
Corporate                                                                   7.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                          THE U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (88.1%)
   3M Co.                                                              244,500   $    19,459,755
   Abbott Laboratories                                                 487,600        20,459,696
   Ace, Ltd.                                                            88,700         3,585,254
 * ADC Telecommunications, Inc.                                        252,600           593,610
 # Adobe Systems, Inc.                                                  74,900         4,535,944
 * Advanced Micro Devices, Inc.                                        110,900         2,359,952
 * AES Corp.                                                           201,900         2,471,256
   Aetna, Inc.                                                          48,000         5,688,480
 * Affiliated Computer Services, Inc.
     Class A                                                            40,000         2,367,200
   AFLAC, Inc.                                                         158,400         5,959,008
 * Agilent Technologies, Inc.                                          151,700         3,472,413
   Air Products & Chemicals, Inc.                                       71,000         4,064,750
   Alberto-Culver Co. Class B                                           28,300         1,310,290
 # Albertson's, Inc.                                                   114,900         2,906,970
 # Alcoa, Inc.                                                         271,700         9,232,366
 * Allegheny Energy, Inc.                                               42,800           819,192
   Allegheny Technologies, Inc.                                         29,800           655,600
   Allergan, Inc.                                                       41,100         3,020,850
*# Allied Waste Industries, Inc.                                        99,400           903,546
   Allstate Corp.                                                      216,400        10,928,200
   Alltel Corp.                                                         96,300         5,459,247
 * Altera Corp.                                                        116,100         2,633,148
 # Altria Group, Inc.                                                  640,800        36,839,592
   AMBAC Financial Group, Inc.                                          33,900         2,757,087
   Amerada Hess Corp.                                                   28,500         2,532,225
 # Ameren Corp.                                                         60,700         2,939,094
   American Electric Power Co., Inc.                                   123,600         4,223,412
   American Express Co.                                                396,000        22,061,160
   American International Group, Inc.                                  813,800        51,554,230
   American Power Conversion Corp.                                      62,600         1,323,364
 * American Standard Companies, Inc.                                    66,800         2,601,192
 # AmerisourceBergen Corp.                                              35,100         2,068,794
*# Amgen, Inc.                                                         395,400        23,739,816
   AmSouth Bancorporation                                              110,500         2,865,265
   Anadarko Petroleum Corp.                                             78,200         5,442,720
 # Analog Devices, Inc.                                                118,200         4,367,490
 * Andrew Corp.                                                         50,200           712,840
   Anheuser-Busch Companies, Inc.                                      250,200        12,532,518
*# Anthem, Inc.                                                         43,600         4,417,988
 # AON Corp.                                                            98,600         2,082,432
   Apache Corp.                                                        101,800         5,503,308
 # Apartment Investment & Management
     Co. Class A                                                        29,600         1,076,552
*# Apollo Group, Inc. Class A                                           60,200         4,797,940
 * Apple Computer, Inc.                                                121,200         8,126,460
   Applera Corp. - Applied Biosystems
     Group                                                              63,000         1,291,500
 * Applied Materials, Inc.                                             530,400         8,825,856
 * Applied Micro Circuits Corp.                                         97,800           359,904
   Archer-Daniels-Midland Co.                                          203,300         4,309,960
   Ashland, Inc.                                                        22,200         1,313,130
 # AT&T Corp.                                                          248,200         4,542,060
   Autodesk, Inc.                                                       35,500         2,322,055
   Automatic Data Processing, Inc.                                     182,500         8,309,225
 * AutoNation, Inc.                                                     83,300         1,542,716
*# Autozone, Inc.                                                       26,000         2,225,600
*# Avaya, Inc.                                                         141,400   $     2,321,788
   Avery Dennison Corp.                                                 34,500         2,023,770
 # Avon Products, Inc.                                                 147,700         5,544,658
 # Baker Hughes, Inc.                                                  104,200         4,619,186
   Ball Corp.                                                           35,100         1,570,023
   Bank of America Corp.                                             1,270,500        58,786,035
   Bank of New York Co., Inc.                                          243,000         7,997,130
 # Bard (C.R.), Inc.                                                    32,700         1,959,057
 # Bausch & Lomb, Inc.                                                  16,600           977,408
   Baxter International, Inc.                                          192,000         6,076,800
   BB&T Corp.                                                          173,200         7,352,340
   Bear Stearns Companies, Inc.                                         32,200         3,142,076
   Becton Dickinson & Co.                                               78,300         4,289,274
*# Bed Bath and Beyond, Inc.                                            93,900         3,749,239
   BellSouth Corp.                                                     571,800        15,335,676
   Bemis Co., Inc.                                                      33,400           929,856
   Best Buy Co., Inc.                                                  101,500         5,722,570
*# Big Lots, Inc.                                                       36,000           417,600
 * Biogen Idec, Inc.                                                   105,700         6,202,476
 # Biomet, Inc.                                                         79,300         3,796,091
 # BJ Services, Co.                                                     50,400         2,553,768
   Black & Decker Corp.                                                 25,000         2,102,250
 * BMC Software, Inc.                                                   69,700         1,295,026
   Boeing Co.                                                          262,200        14,046,054
*# Boston Scientific Corp.                                             263,000         9,155,030
   Bristol-Myers Squibb Co.                                            607,600        14,278,600
*# Broadcom Corp.                                                      100,600         3,271,512
   Brown-Forman Corp. Class B                                           37,900         1,819,958
   Brunswick Corp.                                                      29,900         1,459,718
   Burlington Northern Santa Fe Corp.                                  116,300         5,238,152
 # Burlington Resources, Inc.                                          123,300         5,722,353
*# Calpine Corp.                                                       166,300           645,244
   Campbell Soup Co.                                                   128,200         3,657,546
   Capital One Financial Corp.                                          75,400         5,924,932
   Cardinal Health, Inc.                                               134,400         7,026,432
 * Caremark Rx, Inc.                                                   145,500         5,203,080
   Carnival Corp.                                                      197,700        10,480,077
 # Caterpillar, Inc.                                                   107,000         9,795,850
   Cendant Corp.                                                       329,700         7,474,299
   CenterPoint Energy, Inc.                                             96,100         1,072,476
 # Centex Corp.                                                         38,600         2,025,342
   CenturyTel, Inc.                                                     42,200         1,389,224
   ChevronTexaco Corp.                                                 665,300        36,325,380
 * Chiron Corp.                                                         58,600         1,908,602
   Chubb Corp.                                                          59,700         4,549,737
 * CIENA Corp.                                                         177,800           453,390
   CIGNA Corp.                                                          43,000         3,010,860
   Cincinnati Financial Corp.                                           52,600         2,356,480
   Cinergy Corp.                                                        56,400         2,334,396
   Cintas Corp.                                                         53,500         2,392,520
   Circuit City Stores, Inc.                                            62,100           968,139
 * Cisco Sytems, Inc.                                                2,111,900        39,513,649
   CIT Group, Inc.                                                      65,800         2,812,950
   Citigroup, Inc.                                                   1,618,000        72,405,500
 # Citizens Communications Co.                                         103,600         1,481,480
 * Citrix Systems, Inc.                                                 52,800         1,246,608
   Clear Channel Communications, Inc.                                  184,300         6,207,224
   Clorox Co.                                                           66,500         3,665,480

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * CMS Energy Corp.                                                     59,300   $       604,860
 * Coach, Inc.                                                          58,800         2,930,592
   Coca-Cola Co.                                                       757,800        29,789,118
   Coca-Cola Enterprises, Inc.                                         146,500         3,047,200
   Colgate-Palmolive Co.                                               165,900         7,629,741
 * Comcast Corp. Class A                                               698,000        20,967,920
   Comerica, Inc.                                                       53,500         3,290,250
 # Computer Associates International,
     Inc.                                                              182,800         5,580,884
*# Computer Sciences Corp.                                              58,900         3,186,490
 * Compuware Corp.                                                     120,600           695,862
 * Comverse Technology, Inc.                                            61,100         1,299,597
   ConAgra, Inc.                                                       165,000         4,463,250
   ConocoPhillips                                                      215,100        19,571,949
   Consolidated Edison, Inc.                                            75,400         3,306,290
   Constellation Energy Group                                           54,800         2,394,760
 * Convergys Corp.                                                      44,500           661,715
   Cooper Industries, Ltd.                                              29,600         1,962,776
 # Cooper Tire & Rubber Co.                                             23,400           477,828
   Coors (Adolph) Co. Class B                                           11,700           876,330
 * Corning, Inc.                                                       435,300         5,476,074
   Costco Wholesale Corp.                                              144,000         6,998,400
   Countrywide Financial Corp.                                         175,900         5,841,639
   Crane Co.                                                            18,400           556,784
   CSX Corp.                                                            67,100         2,558,523
   Cummins, Inc.                                                        13,800         1,098,756
   CVS Corp.                                                           124,700         5,657,639
   Dana Corp.                                                           46,600           761,910
   Danaher Corp.                                                        96,300         5,477,544
   Darden Restaurants, Inc.                                             49,300         1,343,918
   Deere & Co.                                                          77,500         5,559,075
*# Dell, Inc.                                                          779,800        31,597,496
 # Delphi Corp.                                                        175,300         1,577,700
*# Delta Air Lines, Inc.                                                39,200           273,224
   Deluxe Corp.                                                         15,600           616,824
   Devon Energy Corp.                                                  151,000         6,254,420
   Dillards, Inc. Class A                                               26,100           657,198
 # Disney (Walt) Co.                                                   641,700        17,248,896
   Dollar General Corp.                                                102,600         2,026,350
   Dominion Resources, Inc.                                            103,100         6,749,957
   Donnelley (R.R.) & Sons Co.                                          68,400         2,373,480
   Dover Corp.                                                          63,500         2,568,575
 # Dow Chemical Co.                                                    293,400        14,807,898
   Dow Jones & Co., Inc.                                                25,600         1,094,400
   DTE Energy Co.                                                       54,300         2,382,684
 # Duke Energy Corp.                                                   292,900         7,404,512
 # DuPont (E.I.) de Nemours & Co., Inc.                                311,700        14,126,244
*# Dynegy, Inc.                                                        118,500           669,525
 * E*TRADE Financial Corp.                                             116,600         1,616,076
 # Eastman Chemical Co.                                                 24,300         1,321,434
   Eastman Kodak Co.                                                    89,500         2,927,545
   Eaton Corp.                                                          47,300         3,188,020
*# eBay, Inc.                                                          206,500        23,220,925
   Ecolab, Inc.                                                         80,400         2,812,392
 # Edison International                                                101,800         3,247,420
 # El Paso Corp.                                                       200,200         2,090,088
*# Electronic Arts, Inc.                                                94,800         4,635,720
   Electronic Data Systems Corp.                                       160,000         3,592,000
 * EMC Corp.                                                           751,100        10,079,762
   Emerson Electric Co.                                                131,200         8,766,784
   Engelhard Corp.                                                      38,800         1,159,732
   Entergy Corp.                                                        70,900   $     4,595,738
 # EOG Resources, Inc.                                                  36,800         2,762,576
 # Equifax, Inc.                                                        42,500         1,173,850
   Equity Office Properties Trust                                      125,800         3,453,210
   Equity Residential                                                   87,700         2,956,367
   Exelon Corp.                                                        206,200         8,600,602
*# Express Scripts, Inc.                                                24,200         1,741,432
   Exxon Mobil Corp.                                                 2,031,900       104,134,875
   Family Dollar Stores, Inc.                                           52,600         1,541,180
   Federal Home Loan Mortgage
     Corporation                                                       214,600        14,648,596
   Federal National Mortgage
     Association                                                       302,300        20,768,010
   Federated Department Stores, Inc.                                    56,200         3,079,760
   Federated Investors, Inc.                                            33,900           997,338
   FedEx Corp.                                                          93,800         8,913,814
   Fifth Third Bancorp                                                 178,000         8,964,080
   First Data Corp.                                                    267,800        11,003,902
   First Horizon National Corp.                                         38,600         1,686,820
   FirstEnergy Corp.                                                   103,000         4,349,690
 * Fiserv, Inc.                                                         61,000         2,349,110
 * Fisher Scientific International, Inc.                                35,900         2,029,786
   Fluor Corp.                                                          26,100         1,354,590
 # Ford Motor Co.                                                      571,500         8,103,870
 * Forest Laboratories, Inc.                                           115,700         4,508,829
   Fortune Brands, Inc.                                                 45,000         3,531,600
 # FPL Group, Inc.                                                      57,900         4,072,107
   Franklin Resources, Inc.                                             77,900         5,112,577
   Freeport-McMoRan Copper & Gold,
     Inc. Class B                                                       55,300         2,163,889
   Gannett Co., Inc.                                                    83,100         6,854,919
   Gap, Inc.                                                           282,300         6,168,255
 * Gateway, Inc.                                                       116,400           792,684
   General Dynamics Corp.                                               62,400         6,761,664
   General Electric Co.                                              3,297,700       116,606,672
   General Mills, Inc.                                                 118,700         5,399,663
 # General Motors Corp.                                                176,400         6,807,276
 # Genuine Parts Co.                                                    54,700         2,374,527
*# Genzyme Corp.                                                        71,200         3,987,912
   Georgia-Pacific Corp.                                                80,600         2,950,766
 * Gilead Sciences, Inc.                                               134,500         4,634,870
   Gillette Co.                                                        312,900        13,608,021
 # Golden West Financial Corp.                                          47,700         5,687,748
   Goodrich (B.F.) Co.                                                  37,100         1,177,925
*# Goodyear Tire & Rubber Co.                                           54,800           691,576
   Grainger (W.W.), Inc.                                                28,400         1,756,824
 # Great Lakes Chemical Corp.                                           15,900           465,870
   Guidant Corp.                                                        98,300         6,372,789
   H&R Block, Inc.                                                      51,500         2,456,550
   Halliburton Co.                                                     137,900         5,702,165
   Harley-Davidson, Inc.                                                92,200         5,331,004
 # Harrahs Entertainment, Inc.                                          35,000         2,149,000
   Hartford Financial Services Group,
     Inc.                                                               91,600         5,862,400
   Hasbro, Inc.                                                         55,200         1,050,456
   HCA, Inc.                                                           150,800         5,944,536
   Health Management Associates, Inc.                                   76,000         1,678,840
   Heinz (H.J.) Co.                                                    109,100         4,054,156
*# Hercules, Inc.                                                       34,900           520,010
 # Hershey Foods Corp.                                                  76,900         3,983,420
   Hewlett-Packard Co.                                                 943,200        18,864,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Hilton Hotels Corp.                                                 120,200   $     2,483,332
   Home Depot, Inc.                                                    685,700        28,627,975
   Honeywell International, Inc.                                       268,500         9,486,105
 * Hospira, Inc.                                                        48,700         1,569,601
 * Humana, Inc.                                                         49,800         1,236,036
 # Huntington Bancshares, Inc.                                          71,700         1,739,442
   Illinois Tool Works, Inc.                                            94,400         8,895,312
   IMS Health, Inc.                                                     73,000         1,647,610
   Ingersoll-Rand Co., Ltd. Class A                                     54,100         4,026,122
 # Intel Corp.                                                       2,003,600        44,780,460
   International Business Machines
     Corp.                                                             523,200        49,306,368
   International Flavors & Fragrances,
     Inc.                                                               29,400         1,190,700
   International Game Technology                                       107,600         3,803,660
   International Paper Co.                                             151,900         6,306,888
*# Interpublic Group of Companies, Inc.                                131,800         1,635,638
 * Intuit, Inc.                                                         59,800         2,502,032
   ITT Industries, Inc.                                                 28,800         2,451,456
 * Jabil Circuit, Inc.                                                  62,800         1,573,768
   Janus Capital Group, Inc.                                            74,800         1,237,940
 * JDS Uniphase Corp.                                                  449,800         1,425,866
   Jefferson-Pilot Corp.                                                42,600         2,095,494
   Johnson & Johnson                                                   927,000        55,916,640
   Johnson Controls, Inc.                                               59,400         3,647,160
   Jones Apparel Group, Inc.                                            39,000         1,385,670
   JPMorgan Chase & Co.                                              1,112,500        41,885,625
 # KB Home                                                              14,500         1,274,405
   Kellogg Co.                                                         129,100         5,641,670
 # Kerr-McGee Corp.                                                     47,200         2,937,256
 # KeyCorp                                                             127,100         4,231,159
   KeySpan Corp.                                                        50,000         1,976,000
   Kimberly-Clark Corp.                                                154,500         9,827,745
 # Kinder Morgan, Inc.                                                  38,600         2,674,980
*# King Pharmaceuticals, Inc.                                           75,400           938,730
*# KLA-Tencor Corp.                                                     61,300         2,762,178
   Knight-Ridder, Inc.                                                  24,200         1,647,778
 * Kohl's Corp.                                                        106,700         4,925,272
 * Laboratory Corp. of America
     Holdings                                                           43,600         2,090,620
   Leggett & Platt, Inc.                                                59,900         1,788,015
   Lehman Brothers Holdings, Inc.                                       84,700         7,096,166
*# Lexmark International, Inc.                                          40,500         3,438,450
   Lilly (Eli) & Co.                                                   353,100        18,830,823
 # Limited Brands, Inc.                                                147,600         3,607,344
   Lincoln National Corp.                                               55,000         2,531,100
   Linear Technology Corp.                                              96,000         3,663,360
   Liz Claiborne, Inc.                                                  33,600         1,379,952
 # Lockheed Martin Corp.                                               139,000         8,456,760
   Loews Corp.                                                          57,900         4,047,789
   Louisiana-Pacific Corp.                                              34,100           834,427
   Lowe's Companies, Inc.                                              243,500        13,472,855
 * LSI Logic Corp.                                                     120,200           635,858
*# Lucent Technologies, Inc.                                         1,346,000         5,289,780
   M&T Bank Corp.                                                       36,600         3,858,006
   Manor Care, Inc.                                                     27,300           940,485
   Marathon Oil Corp.                                                  108,100         4,263,464
   Marriott International, Inc. Class A                                 71,500         4,064,775
   Marsh & McLennan Companies, Inc.                                    162,600         4,648,734
   Marshall & Ilsley Corp.                                              69,600         2,901,624
 # Masco Corp.                                                         135,300         4,772,031
 # Mattel, Inc.                                                        129,300   $     2,450,235
 # Maxim Integrated Products, Inc.                                     101,400         4,153,344
 # May Department Stores Co.                                            91,000         2,558,920
 # Maytag Corp.                                                         24,700           496,470
   MBIA, Inc.                                                           44,700         2,680,212
   MBNA Corp.                                                          399,100        10,600,096
   McCormick & Co., Inc.                                                42,800         1,560,060
   McDonald's Corp.                                                    392,400        12,062,376
   McGraw-Hill Companies, Inc.                                          59,300         5,202,389
   McKesson Corp.                                                       91,700         2,709,735
   MeadWestavco Corp.                                                   63,000         2,119,950
 * Medco Health Solutions, Inc.                                         85,000         3,206,200
 * Medimmune, Inc.                                                      77,800         2,069,480
   Medtronic, Inc.                                                     377,700        18,148,485
   Mellon Financial Corp.                                              132,400         3,868,728
   Merck & Co., Inc.                                                   693,000        19,417,860
 * Mercury Interactive Corp.                                            29,100         1,327,251
   Meredith Corp.                                                       15,700           827,704
   Merrill Lynch & Co., Inc.                                           293,400        16,345,314
   MetLife, Inc.                                                       234,300         9,137,700
   MGIC Investment Corp.                                                30,800         2,094,400
*# Micron Technology, Inc.                                             191,000         2,116,280
   Microsoft Corp.                                                   3,395,900        91,044,079
 * Millipore Corp.                                                      15,500           755,160
   Molex, Inc.                                                          59,200         1,632,144
   Monsanto Co.                                                         83,400         3,838,068
 * Monster Worldwide, Inc.                                              37,000         1,043,030
   Moody's Corp.                                                        46,200         3,730,650
   Morgan Stanley                                                      343,100        17,412,325
   Motorola, Inc.                                                      737,900        14,211,954
 # Mylan Laboratories, Inc.                                             83,900         1,523,624
 * Nabors Industries, Ltd.                                              46,500         2,418,000
   National City Corp.                                                 207,000         7,675,560
 * National Semiconductor Corp.                                        111,800         1,728,428
 * Navistar International Corp.                                         21,800           897,070
 * NCR Corp.                                                            29,400         1,756,062
 * Network Appliance, Inc.                                             111,700         3,368,872
   Newell Rubbermaid, Inc.                                              85,900         1,982,572
   Newmont Mining Corp.                                                138,500         6,557,975
 * Nextel Communications, Inc.                                         347,800         9,898,388
 # Nicor, Inc.                                                          13,800           509,220
   NIKE, Inc. Class B                                                   82,300         6,967,518
   NiSource, Inc.                                                       82,300         1,793,317
 * Noble Corp.                                                          41,800         2,025,210
   Nordstrom, Inc.                                                      43,900         1,920,625
   Norfolk Southern Corp.                                              123,000         4,222,590
   North Fork Bancorporation, Inc.                                     145,950         4,203,360
   Northern Trust Corp.                                                 68,700         3,231,648
   Northrop Grumman Corp.                                              112,000         6,308,960
*# Novell, Inc.                                                        120,800           736,880
 * Novellus Systems, Inc.                                               44,600         1,201,524
 # Nucor Corp.                                                          49,600         2,623,840
 * Nvidia Corp.                                                         52,000           994,760
   Occidental Petroleum Corp.                                          122,300         7,363,683
 * Office Depot, Inc.                                                   97,800         1,603,920
   OfficeMax, Inc.                                                      27,500           832,425
   Omnicom Group, Inc.                                                  58,500         4,738,500
 * Oracle Corp.                                                      1,615,000        20,445,900
 # Paccar, Inc.                                                         54,200         4,233,020
 * Pactiv Corp.                                                         46,900         1,165,465
   Pall Corp.                                                           39,100         1,059,219

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Parametric Technology Corp.                                          84,100   $       491,985
   Parker Hannifin Corp.                                                37,300         2,790,040
   Paychex, Inc.                                                       118,100         3,916,196
   Penney (J.C.) Co., Inc.                                              90,000         3,474,000
   Peoples Energy Corp.                                                 11,800           526,516
*# Peoplesoft, Inc.                                                    114,600         2,705,706
   Pepsi Bottling Group, Inc.                                           79,400         2,224,788
   PepsiCo, Inc.                                                       529,100        26,407,381
   PerkinElmer, Inc.                                                    40,000           853,200
   Pfizer, Inc.                                                      2,358,400        65,492,768
 * PG&E Corp.                                                          125,200         4,164,152
 # Phelps Dodge Corp.                                                   29,400         2,855,622
 # Pinnacle West Capital Corp.                                          28,500         1,259,700
   Pitney Bowes, Inc.                                                   72,200         3,160,194
   Plum Creek Timber Co., Inc.                                          57,300         2,120,100
 * PMC-Sierra, Inc.                                                     55,300           610,512
   PNC Financial Services Group                                         88,200         4,798,080
 * Power-One, Inc.                                                      26,200           240,778
   PPG Industries, Inc.                                                 53,600         3,616,392
   PPL Corp.                                                            59,000         3,065,050
   Praxair, Inc.                                                       101,500         4,557,350
   Principal Financial Group, Inc.                                      97,900         3,688,872
   Procter & Gamble Co.                                                794,000        42,463,120
   Progress Energy, Inc.                                                77,100         3,385,461
   Progressive Corp.                                                    62,500         5,686,875
   ProLogis                                                             56,800         2,285,064
 * Providian Financial Corp.                                            91,400         1,466,970
   Prudential Financial, Inc.                                          162,100         7,934,795
 # Public Service Enterprise Group, Inc.                                74,100         3,259,659
 # Pulte Homes, Inc.                                                    39,600         2,188,296
 * QLogic Corp.                                                         28,800           990,432
   Qualcomm, Inc.                                                      508,400        21,159,608
 # Quest Diagnostics, Inc.                                              31,800         2,981,250
 * Qwest Communications International,
     Inc.                                                              566,900         2,267,600
   RadioShack Corp.                                                     49,900         1,575,343
   Raytheon Co.                                                        140,900         5,683,906
 # Reebok International, Ltd.                                           18,500           719,280
   Regions Financial Corp.                                             144,300         5,049,057
 # Reynolds American, Inc.                                              46,200         3,494,106
   Robert Half International, Inc.                                      53,800         1,454,214
 # Rockwell Automation, Inc.                                            57,600         2,724,480
   Rockwell Collins, Inc.                                               55,300         2,204,258
   Rohm & Haas Co.                                                      70,100         3,090,709
 * Rowan Companies, Inc.                                                33,400           865,060
 # Ryder System, Inc.                                                   20,100         1,078,164
   Sabre Holdings Corp.                                                 42,900           990,132
 # Safeco Corp.                                                         39,400         1,909,718
 * Safeway, Inc.                                                       139,600         2,691,488
 * Sanmina-SCI Corp.                                                   162,800         1,437,524
   Sara Lee Corp.                                                      247,800         5,818,344
   SBC Communications, Inc.                                          1,035,000        26,050,950
   Schering-Plough Corp.                                               459,900         8,209,215
   Schlumberger, Ltd.                                                  184,400        12,102,172
   Schwab (Charles) Corp.                                              426,800         4,600,904
 # Scientific-Atlanta, Inc.                                             47,800         1,415,836
 * Sealed Air Corp.                                                     26,200         1,346,942
 # Sears, Roebuck & Co.                                                 66,200         3,444,386
   Sempra Energy                                                        72,400         2,677,352
   Sherwin-Williams Co.                                                 44,500         1,984,700
 * Siebel Systems, Inc.                                                157,900         1,591,632
   Sigma-Aldrich Corp.                                                  21,600   $     1,290,168
   Simon Property Group, Inc.                                           69,000         4,283,520
   SLM Corp.                                                           136,200         6,969,354
   Snap-On, Inc.                                                        18,100           572,141
 * Solectron Corp.                                                     300,400         1,877,500
   Southern Co.                                                        230,600         7,561,374
   Southwest Airlines Co.                                              246,800         3,882,164
   Sovereign Bancorp, Inc.                                             107,200         2,342,320
   Sprint Corp.                                                        453,700        10,348,897
*# St. Jude Medical, Inc.                                              110,600         4,218,284
 # Staples, Inc.                                                       155,400         4,958,814
 * Starbucks Corp.                                                     124,100         6,981,866
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                               65,000         3,398,850
   State Street Corp.                                                  105,000         4,678,800
   Stryker Corp.                                                       125,300         5,511,947
*# Sun Microsystems, Inc.                                            1,038,900         5,765,895
 * Sungard Data Systems, Inc.                                           90,100         2,388,551
 # Sunoco, Inc.                                                         23,500         1,940,160
 # SunTrust Banks, Inc.                                                111,800         7,971,340
   Supervalu, Inc.                                                      42,500         1,342,575
 * Symantec Corp.                                                       98,400         6,278,904
   Symbol Technologies, Inc.                                            74,800         1,133,968
   Synovus Financial Corp.                                              96,600         2,608,200
 # Sysco Corp.                                                         199,700         6,939,575
   T. Rowe Price Group, Inc.                                            39,700         2,348,652
 # Target Corp.                                                        282,100        14,449,162
 # TECO Energy, Inc.                                                    62,100           929,016
   Tektronix, Inc.                                                      28,700           900,319
 * Tellabs, Inc.                                                       130,000         1,111,500
   Temple-Inland, Inc.                                                  17,400         1,036,866
 * Tenet Healthcare Corp.                                              145,600         1,579,760
 * Teradyne, Inc.                                                       60,600         1,033,836
 # Texas Instruments, Inc.                                             540,700        13,074,126
   Textron, Inc.                                                        43,300         3,144,446
   The Goldman Sachs Group, Inc.                                       151,800        15,902,568
*# The Kroger Co.                                                      230,800         3,734,344
   The New York Times Co. Class A                                       45,900         1,881,900
   The St. Paul Travelers Companies,
     Inc.                                                              208,900         7,620,672
 # The Stanley Works                                                    25,600         1,197,056
 # The TJX Companies, Inc.                                             152,700         3,594,558
 * Thermo Electron Corp.                                                51,000         1,542,750
 # Tiffany & Co.                                                        45,600         1,395,360
 * Time Warner, Inc.                                                 1,428,100        25,291,651
   Torchmark Corp.                                                      34,300         1,883,413
*# Toys R Us, Inc.                                                      66,800         1,291,912
 * Transocean, Inc.                                                    100,200         4,035,054
   Tribune Co.                                                          99,400         4,310,978
   TXU Corp.                                                            92,700         5,823,414
   Tyco International, Ltd.                                            627,400        21,312,778
   U.S. Bancorp                                                        587,000        17,392,810
   Union Pacific Corp.                                                  81,000         5,138,640
 * Unisys Corp.                                                        104,600         1,201,854
   United Parcel Service, Inc.                                         351,200        29,553,480
   United States Steel Corp.                                            35,400         1,853,544
   United Technologies Corp.                                           159,800        15,593,284
   UnitedHealth Group, Inc.                                            207,600        17,199,660
 * Univision Communications, Inc.
     Class A                                                           100,700         3,031,070
   Unocal Corp.                                                         82,700         3,807,508

                                                                        SHARES            VALUE+
                                                                        ------            ------
   UnumProvident Corp.                                                  92,600   $     1,441,782
   UST, Inc.                                                            51,600         2,271,948
   Valero Energy Corp.                                                  79,800         3,733,842
 * VERITAS Software Corp.                                              135,200         2,960,880
   Verizon Communications, Inc.                                        864,700        35,651,581
   VF Corp.                                                             34,400         1,857,256
 # Viacom, Inc. Class B                                                541,900        18,803,930
   Visteon Corp.                                                        40,500           342,630
   Vulcan Materials Co.                                                 31,900         1,654,015
   Wachovia Corp.                                                      501,560        25,955,730
 # Walgreen Co.                                                        320,000        12,217,600
   Wal-Mart Stores, Inc.                                             1,325,100        68,984,706
   Washington Mutual, Inc.                                             272,500        11,093,475
 # Waste Management, Inc.                                              181,100         5,398,591
*# Waters Corp.                                                         36,900         1,721,754
*# Watson Pharmaceuticals, Inc.                                         34,200           993,510
 * Wellpoint Health Networks, Inc.                                      49,100         6,142,410
 # Wells Fargo & Co.                                                   527,400        32,577,498
   Wendy's International, Inc.                                          35,500         1,266,285
   Weyerhaeuser Co.                                                     74,800         4,936,800
   Whirlpool Corp.                                                      20,700         1,336,185
   Williams Companies, Inc.                                            173,500         2,892,245
 # Winn-Dixie Stores, Inc.                                              44,400           177,600
 # Worthington Industries, Inc.                                         27,300           587,223
   Wrigley (Wm.) Jr. Co.                                                70,200         4,829,760
   Wyeth                                                               416,600        16,609,842
 # Xcel Energy, Inc.                                                   124,900         2,255,694
*# Xerox Corp.                                                         262,100         4,015,372
   Xilinx, Inc.                                                        108,400         3,384,248
 # XL Capital, Ltd.                                                     43,200         3,255,552
*# Yahoo!, Inc.                                                        425,000        15,988,500
   Yum! Brands, Inc.                                                    90,800         4,122,320
 * Zimmer Holdings, Inc.                                                76,500         6,242,400
   Zions Bancorporation                                                 28,000         1,862,000
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $2,594,671,624)                                                           3,405,448,115
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT           VALUE+
                                                                    ------           ------
                                                                    (000)
TEMPORARY CASH
  INVESTMENTS -- (11.9%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $389,672,000 U.S.
   Treasury Bills, maturities ranging from
   12/02/04 to 05/26/05, valued at
   $388,193,618) to be repurchased
   at $380,599,191
   (Cost $380,578,682)^                                        $       380,579   $   380,578,682
Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $77,939,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $78,273,358) to be
   repurchased at $77,463,045
   (Cost $77,459,000)                                                   77,459        77,459,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $458,037,682)                                                               458,037,682
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,052,709,306)                                                         $ 3,863,485,797
                                                                                 ===============

----------
+ See Note B to Financial Statements.
* Non-Income Producing Securities.
# Total or Partial Securities on Loan.
^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT@            VALUE+
                                                               ---------------   ---------------
                                                                     (000)
UNITED STATES -- (68.3%)
COMMERCIAL PAPER -- (35.1%)
Barton Capital Corp.
   2.010%, 12/16/04                                                        700   $       699,389
   2.150%, 01/10/05                                                      5,300         5,286,862
Caisse D'Amortisement de Dette Sociale
   1.920%, 12/06/04                                                      5,400         5,398,485
Canadian Wheat Board
   2.110%, 01/10/05                                                      3,900         3,890,419
CDC Commercial Paper Corp.
   1.950%, 12/10/04                                                      2,000         1,998,990
   2.010%, 12/10/04                                                      1,400         1,399,293
Ciesco L.P.
   1.850%, 12/02/04                                                      1,700         1,699,903
   1.980%, 12/17/04                                                      4,000         3,996,263
Dexia Delaware LLC
   2.060%, 12/17/04                                                      3,000         2,997,293
DuPont (E.I.) de Nemours & Co., Inc.
   2.000%, 12/15/04                                                      3,900         3,896,936
   1.960%, 12/17/04                                                      2,300         2,297,925
Koch Industries, Inc.
   1.940%, 12/01/04                                                      5,000         5,000,000
Nestle Capital Corp.
   1.980%, 12/08/04                                                        800           799,686
   2.060%, 01/04/05                                                      5,300         5,289,143
Network Rail Finance
   1.950%, 12/06/04                                                      2,900         2,899,186
Pfizer, Inc.
   2.150%, 01/14/05                                                      4,500         4,487,680
Rabobank
   2.010%, 12/15/04                                                      5,000         4,996,072
Sheffield Receivables Corp.
   1.990%, 12/06/04                                                      1,600         1,599,540
   2.230%, 01/20/05                                                      4,800         4,784,700
Siemens Capital Corp.
   1.930%, 12/02/04                                                      3,300         3,299,814
   1.840%, 12/03/04                                                        600           599,933
   1.930%, 12/03/04                                                      1,800         1,799,798
   2.020%, 12/15/04                                                        800           799,371
Total Capital SA
   1.940%, 12/01/04                                                        300           300,000
Windmill Funding Corp.
   2.050%, 12/21/04                                                        300           299,640
   2.230%, 01/04/05                                                      5,100         5,086,954
   2.200%, 01/21/05                                                        900           897,067
                                                                                 ---------------
TOTAL COMMERCIAL PAPER
   (Cost $76,505,831)                                                                 76,500,342
                                                                                 ---------------
AGENCY OBLIGATIONS -- (21.1%)
Federal Farm Credit Bank
   2.600%, 09/07/06                                                      3,800         3,764,174
Federal Home Loan Bank
   2.250%, 05/15/06                                                      1,600         1,582,029
   2.625%, 10/16/06                                                      7,000         6,928,726
Federal Home Loan Mortgage Corporation
   2.060%, 12/27/04                                                     11,500   $    11,482,806
   2.750%, 08/15/06                                                      3,500         3,478,566
   2.750%, 10/15/06                                                      7,300         7,243,659
Federal National Mortgage Association
   2.125%, 04/15/06                                                      1,500         1,482,136
   4.375%, 10/15/06                                                      7,000         7,149,793
   2.625%, 11/15/06                                                      3,000         2,966,652
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $46,240,063)                                                                  46,078,541
                                                                                 ---------------
BONDS -- (12.1%)
Citigroup, Inc.
   5.750%, 05/10/06                                                      2,395         2,479,984
   5.500%, 08/09/06                                                      2,600         2,695,355
General Electric Capital Corp.
   2.970%, 07/26/06                                                      5,000         4,982,095
Toyota Motor Credit Corp.
   2.900%, 07/14/06                                                      5,000         4,975,065
Wal-Mart Stores, Inc. Corporate Bonds
   5.450%, 08/01/06                                                      5,000         5,184,175
Wells Fargo & Co.
   5.900%, 05/21/06                                                      5,800         6,033,067
                                                                                 ---------------
TOTAL BONDS
  (Cost $26,469,741)                                                                  26,349,741
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $149,215,635)                                                                148,928,624
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (9.0%)
BONDS -- (9.0%)
European Investment Bank
   3.000%, 08/15/06                                                      2,300         2,295,513
   4.875%, 09/06/06                                                      3,000         3,090,096
Inter-American Development Bank
   6.125%, 03/08/06                                                      4,500         4,676,701
International Finance Corp.
   5.250%, 05/02/06                                                      5,000         5,137,235
Nordic Investment Bank
   2.750%, 01/11/06                                                      4,400         4,387,951
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $19,756,608)                                                                  19,587,496
                                                                                 ---------------
CANADA -- (5.2%)
BONDS -- (5.2%)
Canadian Government Corporate Bonds
   5.750%, 09/01/06@                                                     7,000         6,169,043
Ontario, Province of
   3.500%, 09/08/06@                                                     6,200         5,260,653
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $10,585,882)                                                                  11,429,696
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT@            VALUE+
                                                               ---------------   ---------------
                                                                     (000)
GERMANY -- (7.0%)
BONDS -- (7.0%)
Bayerische Landesbank Medium Term
  Notes
   2.500%, 04/28/06                                            $         5,000   $     4,917,950
KFW International Finance, Inc.
  Corporate Bonds
   5.250%, 06/28/06                                                      3,000         3,104,355
Landeskreditbank Baden-Wuerttemberg -
  Foerderbank
   4.500%, 12/30/05                                                      1,000         1,016,100
Landwirtschaft Rentenbank
   6.625%, 12/08/05                                                      4,000         4,144,000
   4.500%, 10/23/06                                                      2,300         2,352,275
                                                                                 ---------------
TOTAL -- GERMANY
  (Cost $15,665,919)                                                                  15,534,680
                                                                                 ---------------
NORWAY -- (2.4%)
BONDS -- (2.4%)
Eksportfinans ASA
   5.750%, 06/06/06
   (Cost $5,230,515)                                                     5,000         5,188,900
                                                                                 ---------------
SWEDEN -- (2.2%)
BONDS -- (2.2%)
Sweden (Kingdom of)
   4.375%, 12/20/05
   (Cost $4,820,071)                                                     4,700         4,775,670
                                                                                 ---------------
FINLAND -- (2.1%)
BONDS -- (2.1%)
Republic of Finland
   5.875%, 02/27/06
   (Cost $4,725,399)                                                     4,500         4,662,261
                                                                                 ---------------
NETHERLANDS -- (2.1%)
BONDS -- (2.1%)
Bank Nederlandse Gemeenten
   4.375%, 12/30/05
   (Cost $4,617,168)                                           $         4,500   $     4,565,790
                                                                                 ---------------
SPAIN -- (1.4%)
BONDS -- (1.4%)
Institut de Credito Oficial
   2.750%, 12/05/05
   (Cost $3,025,057)                                                     3,000         2,995,890
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $590,000 FHLMC
   Notes 4.20%, 10/20/09, valued at
   $592,531) to be repurchased at
   $586,031 (Cost $586,000)                                                586           586,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $218,228,260)                                                           $   218,255,008
                                                                                 ===============

----------
+ See Note B to Financial Statements.
@ Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                                                        1,041,900   $     4,626,036
 # A.G. Edwards, Inc.                                                  199,100         7,784,810
 * Advanced Micro Devices, Inc.                                        504,800        10,742,144
   Aetna, Inc.                                                         539,626        63,951,077
 * AGCO Corp.                                                          225,100         4,904,929
 * Agere Systems, Inc. Class A                                           8,652            11,853
 * Agere Systems, Inc. Class B                                         212,364           288,815
 # Albertson's, Inc.                                                   538,100        13,613,930
 * Allegheny Corp.                                                      17,934         5,067,610
   Alliant Energy Corp.                                                212,900         5,807,912
*# Allied Waste Industries, Inc.                                       809,800         7,361,082
 * Allmerica Financial Corp.                                           129,700         4,221,735
   Allstate Corp.                                                    1,791,600        90,475,800
   AMBAC Financial Group, Inc.                                          23,200         1,886,856
   Amerada Hess Corp.                                                  249,532        22,170,918
   American Financial Group, Inc.                                      177,400         5,584,552
 # American Greetings Corp. Class A                                    177,600         4,727,712
   American National Insurance Co.                                      57,800         5,875,370
*# American Tower Corp.                                                336,000         6,091,680
 * AmeriCredit Corp.                                                   395,300         8,277,582
 # AmerisourceBergen Corp.                                             308,900        18,206,566
   Anadarko Petroleum Corp.                                            677,078        47,124,629
 * Andrew Corp.                                                        414,900         5,891,580
   Apache Corp.                                                        129,990         7,027,259
 * Applied Micro Circuits Corp.                                        213,200           784,576
   Archer-Daniels-Midland Co.                                        2,475,260        52,475,512
 * Arrow Electronics, Inc.                                             308,200         7,560,146
   Ashland, Inc.                                                       297,600        17,603,040
 # Astoria Financial Corp.                                              40,500         1,680,750
   AT&T Corp.                                                        2,176,380        39,827,754
 * AutoNation, Inc.                                                  2,057,600        38,106,752
 * Avnet, Inc.                                                         322,600         5,935,840
   AVX Corp.                                                           183,300         2,307,747
   Bank of Hawaii Corp.                                                327,500        15,900,125
 * Barnes & Noble, Inc.                                                 22,200           601,176
 # Bausch & Lomb, Inc.                                                   5,800           341,504
   Bear Stearns Companies, Inc.                                        373,770        36,472,477
   Belo Corp. Class A                                                  324,200         8,176,324
*# Big Lots, Inc.                                                      253,500         2,940,600
 # Blockbuster, Inc. Class A                                            83,900           711,472
 # Borders Group, Inc.                                                  34,000           774,520
   BorgWarner, Inc.                                                    201,600        10,092,096
 # Bowater, Inc.                                                       168,400         6,821,884
   Burlington Northern Santa Fe Corp.                                1,283,000        57,786,320
 * Caesars Entertainment, Inc.                                         845,900        15,902,920
 * Cavco Industries, Inc.                                               11,450           461,435
   Cendant Corp.                                                       311,800         7,068,506
 * CheckFree Corp.                                                      56,200         2,082,210
   Chubb Corp.                                                         428,000        32,617,880
 * CIENA Corp.                                                         164,600           419,730
   Cincinnati Financial Corp.                                          579,159        25,946,323
   Circuit City Stores, Inc.                                           531,900         8,292,321
   Clear Channel Communications, Inc.                                1,630,866        54,927,567
*# CNA Financial Corp.                                                 677,200        17,681,692
   Coca-Cola Enterprises, Inc.                                       1,785,400        37,136,320
 * Comcast Corp. Class A                                             2,806,066        84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                                                        927,100   $    27,488,515
   Commerce Group, Inc.                                                 93,100         5,529,209
   Commercial Federal Corp.                                             98,900         2,880,957
 * Compuware Corp.                                                     956,430         5,518,601
 * Comverse Technology, Inc.                                           111,500         2,371,605
   ConocoPhillips                                                      220,400        20,054,196
   Corn Products International, Inc.                                    93,200         5,071,944
 * Corning, Inc.                                                       998,300        12,558,614
   Countrywide Financial Corp.                                       1,639,998        54,464,334
 * COX Communications, Inc.                                          1,521,400        52,746,938
*# Crown Castle International Corp.                                    468,900         7,915,032
   CSX Corp.                                                           577,800        22,031,514
   Cummins, Inc.                                                        33,200         2,643,384
   Curtiss-Wright Corp. Class B                                         27,130         1,582,222
   Dana Corp.                                                          510,700         8,349,945
*# Delta Air Lines, Inc.                                               402,500         2,805,425
 # Diamond Offshore Drilling, Inc.                                     313,641        11,748,992
   Dillards, Inc. Class A                                              247,800         6,239,604
 # Disney (Walt) Co.                                                   906,600        24,369,408
 # Eastman Chemical Co.                                                108,200         5,883,916
   Electronic Data Systems Corp.                                     1,070,800        24,039,460
   Federated Department Stores, Inc.                                   618,200        33,877,360
   First American Corp.                                                257,900         8,497,805
   First Citizens BancShares, Inc.                                      10,300         1,401,470
   Florida East Coast Industries, Inc.                                  68,139         2,906,128
   Foot Locker, Inc.                                                   175,000         4,546,500
 # Ford Motor Co.                                                    4,711,800        66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                                            21,900           643,860
 * GameStop Corp. Class B                                                9,432           200,147
 # General Motors Corp.                                              1,524,800        58,842,032
   Georgia-Pacific Corp.                                               684,200        25,048,562
*# Goodyear Tire & Rubber Co.                                          203,900         2,573,218
   Hartford Financial Services Group,
     Inc.                                                              793,800        50,803,200
 # Hearst-Argyle Television, Inc.                                      238,600         6,132,020
   Helmerich & Payne, Inc.                                             146,800         4,790,084
   Hewlett-Packard Co.                                               1,407,700        28,154,000
   Hibernia Corp.                                                      274,500         7,938,540
   Hollinger International, Inc. Class A                               257,600         4,824,848
   Horton (D.R.), Inc.                                                 818,872        28,832,483
 * Human Genome Sciences, Inc.                                          23,900           262,900
 * Humana, Inc.                                                        618,900        15,361,098
*# IAC/InterActiveCorp                                               1,773,700        43,792,653
   IKON Office Solutions, Inc.                                         329,600         3,717,888
   Independence Community Bank
     Corp.                                                             100,300         4,260,744
 * Ingram Micro, Inc.                                                  386,900         7,443,956
 * Instinet Group, Inc.                                                 15,200            91,048
   International Paper Co.                                           1,215,775        50,478,978
   Intersil Corp.                                                      407,000         6,552,700
 * Invitrogen Corp.                                                    124,900         7,556,450
   Janus Capital Group, Inc.                                           587,900         9,729,745
 * JDS Uniphase Corp.                                                1,095,700         3,473,369
   JPMorgan Chase & Co.                                              2,244,400        84,501,660
 # Kerr-McGee Corp.                                                    431,426        26,847,640

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # KeyCorp                                                             941,600   $    31,345,864
 # Kraft Foods, Inc.                                                   312,800        10,697,760
 * LaBranche & Co., Inc.                                                19,700           157,797
   LaFarge North America, Inc.                                         257,500        12,913,625
 * Laidlaw International, Inc.                                          17,400           328,860
   Lear Corp.                                                          160,900         9,332,200
   Lehman Brothers Holdings, Inc.                                      227,800        19,085,084
*# Level 3 Communications, Inc.                                        195,500           674,475
 * Liberty Media Corp. Class A                                       7,339,100        75,812,903
 * Liberty Media International, Inc.
     Class A                                                           313,805        13,512,443
   Lincoln National Corp.                                              468,500        21,560,370
   Loews Corp.                                                         636,800        44,518,688
 # Louisiana-Pacific Corp.                                             295,100         7,221,097
 * LSI Logic Corp.                                                   1,056,200         5,587,298
   Lubrizol Corp.                                                      182,000         6,288,100
*# Lucent Technologies, Inc.                                         1,193,800         4,691,634
 # Lyondell Chemical Co.                                               447,200        12,548,432
   Marathon Oil Corp.                                                  961,450        37,919,588
 # May Department Stores Co.                                           446,600        12,558,392
   MBIA, Inc.                                                          398,050        23,867,078
   McKesson Corp.                                                      653,300        19,305,015
   MeadWestavco Corp.                                                  758,431        25,521,203
 * Medco Health Solutions, Inc.                                        690,100        26,030,572
   MetLife, Inc.                                                     2,041,200        79,606,800
 * Metro-Goldwyn-Mayer, Inc.                                           288,500         3,415,840
   MGIC Investment Corp.                                               116,900         7,949,200
*# MGM MIRAGE                                                          390,100        22,742,830
*# Micron Technology, Inc.                                           1,663,300        18,429,364
*# Millennium Pharmaceuticals, Inc.                                    545,800         6,887,996
   Nationwide Financial Services, Inc.                                 145,900         5,482,922
 # New York Community Bancorp Inc.                                      63,200         1,250,096
   Norfolk Southern Corp.                                            1,537,600        52,785,808
   Northrop Grumman Corp.                                            1,018,042        57,346,306
 # Nucor Corp.                                                          30,000         1,587,000
   Occidental Petroleum Corp.                                          650,800        39,184,668
 # Odyssey Re Holdings Corp.                                            50,500         1,219,575
   OfficeMax, Inc.                                                     213,400         6,459,618
   Old Republic International Corp.                                    501,412        12,530,286
   Overseas Shipholding Group, Inc.                                     86,500         5,682,185
 * Owens-Illinois, Inc.                                                314,400         6,577,248
*# PacifiCare Health Systems, Inc.                                     243,400        11,780,560
   Peabody Energy Corp.                                                 54,600         4,531,800
   Penney (J.C.) Co., Inc.                                           1,120,000        43,232,000
   PepsiAmericas, Inc.                                                 192,000         4,053,120
 # Phelps Dodge Corp.                                                  287,085        27,884,566
   PMI Group, Inc.                                                     246,300        10,142,634
   Pogo Producing Co.                                                  159,700         8,064,850
 * Pride International, Inc.                                           366,700         7,172,652
   Principal Financial Group, Inc.                                     846,200        31,884,816
   Protective Life Corp.                                               177,500         7,428,375
*# Providian Financial Corp.                                           483,100         7,753,755
   Prudential Financial, Inc.                                          496,300        24,293,885
 # Pulte Homes, Inc.                                                   248,400        13,726,584
   Questar Corp.                                                       251,000        12,753,310
 * Qwest Communications International,
     Inc.                                                            2,000,600         8,002,400
   Radian Group, Inc.                                                  245,200        12,566,500
 * Radio One, Inc.                                                      55,000           763,400
   Raytheon Co.                                                      1,311,300        52,897,842
 # Reinsurance Group of America, Inc.                                  149,600         6,944,432
 # Reynolds American, Inc.                                             251,326   $    19,007,785
 * Rite Aid Corp.                                                      969,800         3,559,166
 # Ryder System, Inc.                                                  275,400        14,772,456
   Safeco Corp.                                                        486,400        23,575,808
   Saks, Inc.                                                          743,200        10,337,912
 * Sanmina-SCI Corp.                                                 1,410,100        12,451,183
   SBC Communications, Inc.                                            430,200        10,828,134
 # Sears, Roebuck & Co.                                                552,600        28,751,778
 * Service Corp. International                                         311,600         2,199,896
 * Smithfield Foods, Inc.                                              157,600         4,578,280
 * Smurfit-Stone Container Corp.                                       669,626        12,026,483
 * Solectron Corp.                                                   1,155,300         7,220,625
   Sovereign Bancorp, Inc.                                             781,020        17,065,287
   Sprint Corp.                                                      2,161,500        49,303,815
   StanCorp Financial Group, Inc.                                       54,200         4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                                              573,500        29,988,315
   Steelcase, Inc. Class A                                              49,000           651,700
 * Sun Microsystems, Inc.                                            2,143,700        11,897,535
 # Sunoco, Inc.                                                        298,800        24,668,928
   Supervalu, Inc.                                                     565,200        17,854,668
 * Tech Data Corp.                                                     169,000         7,670,910
   Telephone & Data Systems, Inc.                                      152,000        11,780,000
 * Tellabs, Inc.                                                     1,124,800         9,617,040
   Temple-Inland, Inc.                                                 131,300         7,824,167
 * Tenet Healthcare Corp.                                            1,285,500        13,947,675
   Textron, Inc.                                                       123,000         8,932,260
 * The DIRECTV Group, Inc.                                             481,937         7,706,173
   The St. Paul Travelers Companies,
     Inc.                                                            1,418,426        51,744,180
 * Thomas & Betts Corp.                                                 46,900         1,483,916
 # Tidewater, Inc.                                                     147,000         4,987,710
 * Time Warner, Inc.                                                 8,350,880       147,894,085
   Torchmark Corp.                                                     127,200         6,984,552
*# Toys R Us, Inc.                                                     819,300        15,845,262
   Transatlantic Holdings, Inc.                                          9,400           548,396
 * Triad Hospitals, Inc.                                               197,000         7,227,930
   Tribune Co.                                                         656,900        28,489,753
   Tyson Foods, Inc. Class A                                           912,556        14,956,793
   Union Pacific Corp.                                                 824,200        52,287,248
   UnionBanCal Corp.                                                    86,600         5,354,478
 * Unisys Corp.                                                        113,200         1,300,668
 * United States Cellular Corp.                                        131,000         5,796,750
 # Unitrin, Inc.                                                       223,800        10,661,832
   UnumProvident Corp.                                                 913,089        14,216,796
   Valero Energy Corp.                                                 686,800        32,135,372
   Valhi, Inc.                                                         158,500         2,458,335
*# VeriSign, Inc.                                                      166,300         5,471,270
 # Viacom, Inc. Class B                                              4,105,100       142,446,970
*# Vishay Intertechnology, Inc.                                        401,316         5,863,227
 * Vitesse Semiconductor, Inc.                                           2,800             9,128
*# Watson Pharmaceuticals, Inc.                                        289,900         8,421,595
 * WebMD Corp.                                                          25,800           187,050
   Weis Markets, Inc.                                                   20,800           798,720
   Wesco Financial Corp.                                                13,540         5,216,285
 # Weyerhaeuser Co.                                                    665,400        43,916,400
 # Worthington Industries, Inc.                                        133,200         2,865,132
*# Xerox Corp.                                                          75,000         1,149,000
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $3,052,795,344)                                                            3,892,359,427
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $462,830,000
    U.S. Treasury Note 4.75%, 05/15/14, valued at
    $478,981,949) to be repurchased at $469,615,320
    (Cost $469,590,014)^                                       $       469,590   $   469,590,014
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
    12/01/04 (Collateralized by $24,286,000
    FHLMC Notes 4.20%, 10/20/09, valued at $24,390,187) to
    be repurchased at $24,137,260
    (Cost $24,136,000)                                                  24,136        24,136,000
                                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $493,726,014)                                                                493,726,014
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,546,521,358)                                                          $ 4,386,085,441
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL XM VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.9%)
   1st Source Corp.                                                     14,400   $       378,000
 * 3Com Corp.                                                          256,761         1,140,019
 * AAR Corp.                                                            22,300           304,841
 * ABX Air, Inc.                                                         7,000            55,020
 * Actel Corp.                                                           1,500            25,740
 * Adaptec, Inc.                                                        84,499           659,092
 * Advanced Digital Information Corp.                                   47,839           439,162
   Advanta Corp. Class A                                                 6,287           140,703
   Advanta Corp. Class B Non-Voting                                     13,327           318,249
 * AGCO Corp.                                                            9,000           196,110
 * Agile Software Corp.                                                 35,342           295,459
   Agilysys, Inc.                                                       24,900           411,597
 * AK Steel Holding Corp.                                               53,238           687,303
 * Alaska Air Group, Inc.                                               23,600           737,028
   Alexander & Baldwin, Inc.                                            33,500         1,417,385
   Alfa Corp.                                                              500             7,575
 * Allegheny Corp.                                                       3,052           862,404
 * Alliance Semiconductor Corp.                                         13,700            47,950
 * Allmerica Financial Corp.                                            42,600         1,386,630
 * Alloy, Inc.                                                          16,100            72,450
   Alpharma, Inc. Class A                                               32,000           531,520
 * Amerco, Inc.                                                         15,700           646,055
   American Axle & Manufacturing
     Holdings, Inc.                                                      5,200           151,632
   American Financial Group, Inc.                                       58,900         1,854,172
   American Greetings Corp. Class A                                     51,300         1,365,606
   American National Insurance Co.                                      10,400         1,057,160
 # AmerUs Group Co.                                                     31,200         1,359,384
 * Anadigics, Inc.                                                       6,800            22,916
   Analogic Corp.                                                       11,000           498,520
 * AnnTaylor Stores Corp.                                                4,900           107,506
 * Applica, Inc.                                                         9,200            46,460
   Applied Industrial Technologies, Inc.                                15,700           653,905
 * Applied Micro Circuits Corp.                                        209,853           772,259
   Arch Chemicals, Inc.                                                 14,550           424,860
 * Arena Pharmaceuticals, Inc.                                           4,800            26,880
 * Argonaut Group, Inc.                                                 20,223           402,033
 * Ariba, Inc.                                                           2,181            35,986
*# Armstrong Holdings, Inc.                                             20,200            52,520
 * Arris Group, Inc.                                                    58,221           331,277
 * Arrow Electronics, Inc.                                              11,677           286,437
 * Ascential Software Corp.                                             16,259           222,261
*# ATA Holdings Corp.                                                    4,600             5,060
 * Atmel Corp.                                                          18,120            64,326
 * Audiovox Corp. Class A                                               12,800           191,360
 * Avnet, Inc.                                                          96,400         1,773,760
   AVX Corp.                                                           138,900         1,748,751
 * Aztar Corp.                                                          15,100           510,682
   Baldwin & Lyons, Inc. Class B                                         4,725           122,850
 * Bally Total Fitness Holding Corp.                                    13,300            44,289
   Bandag, Inc. Class A                                                  3,800           173,204
   Banner Corp.                                                          4,497           148,491
 * Barnes & Noble, Inc.                                                 34,500           934,260
   Bassett Furniture Industries, Inc.                                    4,600            90,666
   Bay View Capital Corp.                                                3,460            59,512
 * BearingPoint, Inc.                                                   19,700           171,390
 # Beazer Homes USA, Inc.                                               10,600         1,314,400
   Belden CDT, Inc.                                                     12,500   $       289,875
 * Beverly Enterprises, Inc.                                             5,200            45,084
 * Big Lots, Inc.                                                       89,900         1,042,840
   Black Box Corp.                                                      11,400           486,552
 # Blockbuster, Inc. Class A                                            29,700           251,856
   Bob Evans Farms, Inc.                                                24,200           611,050
 * Boca Resorts, Inc.                                                   27,200           651,168
 * Bombay Co., Inc.                                                      5,100            35,292
 # Borders Group, Inc.                                                  54,200         1,234,676
 # Bowater, Inc.                                                        44,500         1,802,695
   Bowne & Co., Inc.                                                    27,430           422,422
   Brookline Bancorp, Inc.                                               5,470            88,614
   Brown Shoe Company, Inc.                                              1,100            31,372
 * Buckeye Technologies, Inc.                                           29,800           369,222
   Building Materials Holding Corp.                                        300            10,935
   Burlington Coat Factory
     Warehouse Corp.                                                    34,800           811,188
   C&D Technologies, Inc.                                               17,800           308,474
   Calgon Carbon Corp.                                                  15,300           143,055
   Callaway Golf Co.                                                     7,500            88,200
   Cambrex Corp.                                                         2,400            59,520
 * Caraustar Industries, Inc.                                           21,800           350,762
   Carpenter Technology Corp.                                           16,600           970,270
   Casey's General Stores, Inc.                                         34,935           676,691
 * Castle (A.M.) & Co.                                                   6,200            78,864
 * Central Garden & Pet Co.                                             14,790           572,373
   Central Parking Corp.                                                24,700           374,946
 * Century Business Services, Inc.                                      64,700           278,210
 * Cenveo, Inc.                                                         13,200            42,108
 * Charming Shoppes, Inc.                                               87,714           820,126
*# Charter Communications, Inc.                                         50,200           108,432
   Chesapeake Corp.                                                     13,700           369,763
 * Chiquita Brands International, Inc.                                   2,600            51,428
 * Ciber, Inc.                                                          46,900           437,577
 * CIENA Corp.                                                          80,600           205,530
 * Cincinnati Bell, Inc.                                                85,400           307,440
   CIRCOR International, Inc.                                            5,950           124,057
 * CMS Energy Corp.                                                     72,075           735,165
 * CNA Surety Corp.                                                     27,800           363,068
   Coachmen Industries, Inc.                                             6,100            98,027
 * Coherent, Inc.                                                       22,036           636,620
 * Collins & Aikman Corp.                                               57,800           205,190
 * Columbus McKinnon Corp.                                               3,400            26,894
 * Comfort Systems USA, Inc.                                            14,800           106,560
   Commerce Group, Inc.                                                  5,100           302,889
   Commercial Federal Corp.                                             34,500         1,004,985
   Commercial Metals Co.                                                19,800           897,732
   Community Bank System, Inc.                                          16,800           465,360
 * CompuCredit Corp.                                                    27,900           668,763
 * Compuware Corp.                                                     170,436           983,416
 * COMSYS IT Partners, Inc.                                                 44               396
 * Conexant Systems, Inc.                                               34,691            69,035
 * Conmed Corp.                                                         23,900           692,383
 * Consolidated Freightways Corp.                                          400                 1
 * Consolidated Graphics, Inc.                                           5,000           236,500
 * Continental Airlines, Inc.                                           53,200           592,648
 * Convergys Corp.                                                      14,300           212,641
   Cooper Tire & Rubber Co.                                             55,000         1,123,100

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Corixa Corp.                                                          6,100   $        22,875
   Corn Products International, Inc.                                    25,240         1,373,561
 * Corrections Corporation of America                                    3,500           138,250
 * Covenant Transport, Inc. Class A                                      4,900            94,178
 * Cox Radio, Inc.                                                       4,200            66,780
 * Credence Systems Corp.                                               53,185           406,333
 * Cross Country Healthcare, Inc.                                       24,361           432,408
 * Crown Media Holdings, Inc.                                            8,355            74,025
   CSS Industries, Inc.                                                  4,600           147,798
 * CTI Molecular Imaging, Inc.                                           8,300           111,054
   CTS Corp.                                                            25,300           338,008
 * Cumulus Media, Inc. Class A                                          38,600           589,808
 * CuraGen Corp.                                                         5,766            34,769
   Dana Corp.                                                           25,000           408,750
   Delphi Financial Group, Inc.
     Class A                                                            18,317           851,008
   Dillards, Inc. Class A                                               61,414         1,546,405
   DIMON, Inc.                                                          17,500           113,925
 * Dollar Thrifty Automotive Group,
     Inc.                                                               16,800           451,752
 * DoubleClick, Inc.                                                    67,820           508,650
   Downey Financial Corp.                                               19,000         1,097,060
 * DuPont Photomasks, Inc.                                              12,679           334,472
 * Dura Automotive Systems, Inc.                                         6,150            55,965
*# Dynegy, Inc.                                                        129,400           731,110
 * E.piphany, Inc.                                                      47,432           214,393
 * Edgewater Technology, Inc.                                            4,472            18,693
   Electro Rent Corp.                                                    9,700           137,546
 * Electroglas, Inc.                                                     7,500            24,450
 * Electronics for Imaging, Inc.                                         2,300            38,479
 * EMCOR Group, Inc.                                                     1,500            69,330
 * Emmis Communications Corp.
     Class A                                                            27,823           514,447
 * EnPro Industries, Inc.                                                2,100            60,354
 * Entercom Communications Corp.                                         4,100           147,682
 * Entravision Communications Corp.                                     47,300           387,860
 * Esterline Technologies Corp.                                         14,700           523,320
 * Exar Corp.                                                           28,202           394,264
 * Fairchild Corp. Class A                                               8,736            26,208
 * Fairchild Semiconductor Corp.
     Class A                                                            11,900           182,070
   FBL Financial Group, Inc. Class A                                    18,300           520,086
*# Federal-Mogul Corp.                                                  98,700            36,519
   First American Corp.                                                 62,300         2,052,785
   First Citizens BancShares, Inc.                                       3,500           476,227
   First Merchants Corp.                                                   400            10,780
   First Niagara Financial Group, Inc.                                   2,000            28,880
   Flowers Foods, Inc.                                                  13,925           425,130
 * Flowserve Corp.                                                      42,500         1,071,850
 * Forest Oil Corp.                                                     42,400         1,442,872
 * Franklin Covey Co.                                                    6,500            12,935
 * FSI International, Inc.                                               2,100             9,450
 * FTI Consulting, Inc.                                                  4,300            86,731
   Fuller (H.B.) Co.                                                     2,300            65,826
   Furniture Brands International, Inc.                                  5,500           133,595
 * GameStop Corp. Class B                                               14,658           311,043
 * Gateway, Inc.                                                        58,900           401,109
   GATX Corp.                                                           38,600         1,136,384
 * Gaylord Entertainment Co.                                            27,650           974,386
 * Genesis HealthCare Corp.                                                800            25,800
 * Gerber Scientific, Inc.                                               8,700            68,295
   Gibraltar Industries, Inc.                                            9,450   $       227,650
   Glatfelter (P.H.) Co.                                                35,400           507,282
 * Glenayre Technologies, Inc.                                          25,600            46,848
   Goody's Family Clothing, Inc.                                        12,700           123,698
   Granite Construction, Inc.                                            5,400           143,316
 * Graphic Packaging Corp.                                               6,900            56,304
   Gray Television, Inc.                                                33,400           501,000
   Great American Financial
     Resources, Inc.                                                    18,400           321,264
 * Great Atlantic & Pacific Tea Co., Inc.                               19,250           145,530
 * Group 1 Automotive, Inc.                                             15,900           469,209
 * Ha-Lo Industries, Inc.                                               27,300                19
 * Hain Celestial Group, Inc.                                           24,600           477,978
   Handleman Co.                                                        17,100           362,520
 * Hanger Orthopedic Group, Inc.                                         6,900            53,820
 * Hanover Compressor Co.                                               62,800           916,880
   Harleysville Group, Inc.                                             24,000           576,960
   Hearst-Argyle Television, Inc.                                       30,500           783,850
   Heico Corp.                                                           2,900            62,060
   Helmerich & Payne, Inc.                                              40,100         1,308,463
 * Hexcel Corp.                                                         15,100           230,275
   Horace Mann Educators Corp.                                          29,300           556,700
 * Houston Exploration Co.                                              22,300         1,335,770
   Hughes Supply, Inc.                                                  43,000         1,413,840
 * Human Genome Sciences, Inc.                                          87,761           965,371
 * Hutchinson Technology, Inc.                                           1,500            49,155
 * Hypercom Corp.                                                       18,900           114,912
 * Identix, Inc.                                                         6,288            49,864
 * IDT Corp.                                                            18,800           275,796
   IHOP Corp.                                                            5,900           249,983
   IKON Office Solutions, Inc.                                         112,100         1,264,488
   Imation Corp.                                                         3,300           106,293
 * IMCO Recycling, Inc.                                                  6,000            96,960
 * Incyte Corp.                                                         27,400           281,398
 * InFocus Corp.                                                        27,400           183,580
 * Infonet Services Corp.                                              143,300           285,167
   Ingles Market, Inc. Class A                                           4,000            51,160
 * Ingram Micro, Inc.                                                  108,800         2,093,312
 * Insight Communications Co., Inc.                                     40,300           341,341
 * Insight Enterprises, Inc.                                            33,881           685,413
 * Insituform Technologies, Inc.
     Class A                                                            10,977           256,203
 * Instinet Group, Inc.                                                163,976           982,216
 * Integrated Device Technology, Inc.                                    4,600            52,210
 * Integrated Electrical Services, Inc.                                 17,900            54,058
 * Interface, Inc. Class A                                              24,800           245,520
 * Interland, Inc.                                                         180               565
   Intermet Corp.                                                        7,500               975
   Interpool, Inc.                                                      10,750           229,512
   Intersil Corp.                                                          700            11,270
 * Iomega Corp.                                                         25,700           116,935
 * Ionics, Inc.                                                         15,800           682,718
   Irwin Financial Corp.                                                 2,200            58,542
 * Jacuzzi Brands, Inc.                                                 13,800           128,892
 * Jakks Pacific, Inc.                                                  17,699           329,555
 * JDA Software Group, Inc.                                             18,852           247,338
 * Jo-Ann Stores, Inc.                                                  15,800           434,816
 * K2, Inc.                                                             31,800           536,784
   Kaman Corp. Class A                                                   9,000           108,000
*# Kansas City Southern                                                 47,700           811,377
 * Keane, Inc.                                                           3,300            51,150

                                                                        SHARES            VALUE+
                                                                        ------            ------
  Kellwood Co.                                                          19,200   $       668,352
  Kelly Services, Inc. Class A                                          25,200           766,080
* Kemet Corp.                                                           66,000           584,760
  Kennametal, Inc.                                                       4,200           215,460
  Kimball International, Inc. Class B                                   16,239           241,961
* Kindred Healthcare, Inc.                                              25,500           696,150
* Knight Trading Group, Inc.                                            64,431           735,158
  La-Z-Boy, Inc.                                                         2,200            33,770
* LaBranche & Co., Inc.                                                 45,900           367,659
* Laidlaw International, Inc.                                            6,800           128,520
* Lakes Entertainment, Inc.                                              8,300           115,785
  LandAmerica Financial Group, Inc.                                     14,900           795,660
  Landry's Restaurants, Inc.                                            18,800           555,540
* Lattice Semiconductor Corp.                                           69,400           370,457
  Lawson Products, Inc.                                                    185             9,037
  Liberty Corp.                                                         12,700           553,720
* Linens 'n Things, Inc.                                                 4,500           111,780
  Lithia Motors, Inc. Class A                                           10,500           266,490
  Lone Star Steakhouse & Saloon,
    Inc.                                                                17,372           468,870
  Longs Drug Stores Corp.                                               30,000           801,000
  Longview Fibre Co.                                                    39,200           681,296
  Louisiana-Pacific Corp.                                               68,600         1,678,642
* LSI Logic Corp.                                                      215,500         1,139,995
  Lubrizol Corp.                                                        36,100         1,247,255
* Luby's, Inc.                                                          10,400            74,256
* M&F Worldwide Corp.                                                    7,100            92,655
  M/I Homes, Inc.                                                        1,000            45,210
  MAF Bancorp, Inc.                                                     22,840         1,048,356
* Magnetek, Inc.                                                         8,700            57,507
* Magnum Hunter Resources, Inc.                                         60,200           806,680
* Mastec, Inc.                                                           8,800            73,832
* Maxxam, Inc.                                                           2,600            77,974
* Maxygen, Inc.                                                          3,900            39,351
  MCG Capital Corp.                                                      2,900            49,300
  Media General, Inc. Class A                                           18,000         1,119,600
* MedQuist, Inc.                                                        28,200           341,925
* Metris Companies, Inc.                                                40,500           468,990
  Midland Co.                                                            6,900           219,420
* Milacron, Inc.                                                        19,167            57,309
  Minerals Technologies, Inc.                                           13,600           902,360
* MIPS Technologies, Inc.                                                1,559            13,641
* MKS Instruments, Inc.                                                 32,446           551,258
* Mobile Mini, Inc.                                                      4,047           122,584
  Modine Manufacturing Co.                                              26,924           865,607
* Mondavi (Robert) Corp. Class A                                         7,500           422,250
  Movado Group, Inc.                                                    12,000           220,800
  Movie Gallery, Inc.                                                      200             3,486
* MPS Group, Inc.                                                       78,800           887,288
* MRV Communications, Inc.                                              16,522            63,758
* MSC.Software Corp.                                                     5,000            47,550
  Mueller Industries, Inc.                                              23,900           734,447
  Myers Industries, Inc.                                                12,310           139,472
  NACCO Industries, Inc. Class A                                         4,100           448,909
  National Presto Industries, Inc.                                       2,700           122,418
* NCI Building Systems, Inc.                                            13,500           500,850
* NCO Group, Inc.                                                       22,195           557,316
* Neoforma, Inc.                                                         4,600            34,178
  NetBank, Inc.                                                         18,773           192,799
* NetIQ Corp.                                                           43,858           538,138
* NetRatings, Inc.                                                      11,490           229,800
* NewMarket Corp.                                                        5,560   $       106,696
* Newpark Resources, Inc.                                               57,600           329,472
* Newport Corp.                                                         28,288           349,074
* Northwest Airlines Corp.                                              33,500           343,040
* OCA, Inc.                                                             31,100           177,892
* Ocwen Financial Corp.                                                 28,600           266,838
# Odyssey Re Holdings Corp.                                             49,600         1,197,840
* Offshore Logistics, Inc.                                              15,800           598,820
* Ohio Casualty Corp.                                                   42,700           917,196
* Oil States International, Inc.                                        16,500           336,105
* OM Group, Inc.                                                         2,800            86,072
* Oplink Communications, Inc.                                           62,000           127,100
* Oregon Steel Mills, Inc.                                              10,100           181,598
  Overseas Shipholding Group, Inc.                                      30,000         1,970,700
  Park Electrochemical Corp.                                            13,950           294,205
* Parker Drilling Co.                                                   36,300           158,631
* Pathmark Stores, Inc.                                                 11,800            65,018
* Paxson Communications Corp.                                           18,600            21,576
* Payless ShoeSource, Inc.                                              47,400           553,632
* Pegasus Solutions, Inc.                                                  200             2,338
  Pep Boys - Manny, Moe & Jack                                          40,300           634,725
  PepsiAmericas, Inc.                                                   65,300         1,378,483
* Per-Se Technologies, Inc.                                             11,800           162,722
  Phillips-Van Heusen Corp.                                             21,500           586,950
* Photronics, Inc.                                                      22,774           429,062
* Pico Holdings, Inc.                                                    4,200            86,562
* Pinnacle Entertainment, Inc.                                          21,300           387,234
* Plains Exploration & Production Co.                                    1,200            33,636
* Plexus Corp.                                                          26,809           368,624
* PMA Capital Corp. Class A                                             16,434           163,518
* PolyOne Corp.                                                         36,900           340,587
  Pope & Talbot, Inc.                                                    1,900            31,920
* Powerwave Technologies, Inc.                                          42,100           340,505
  Presidential Life Corp.                                               20,305           339,297
* PRG-Schultz International, Inc.                                       27,514           148,576
* Pride International, Inc.                                             81,500         1,594,140
* ProcureNet, Inc.                                                      13,000                13
* Protection One, Inc.                                                   3,900             1,014
  Protective Life Corp.                                                 34,500         1,443,825
  Pulitzer, Inc.                                                         6,000           381,660
  Quanex Corp.                                                          11,100           654,900
* Quanta Services, Inc.                                                 88,200           680,022
* Quantum Corp.                                                         18,100            51,766
* Radio One, Inc.                                                       15,500           215,140
* RailAmerica, Inc.                                                     25,400           325,120
  Regal-Beloit Corp.                                                    17,100           482,391
# Reinsurance Group of America, Inc.                                    24,900         1,155,858
  Reliance Steel & Aluminum Co.                                         25,600         1,021,696
* Remec, Inc.                                                           16,400            98,892
* Rent-Way, Inc.                                                         9,700            82,256
  Resource America, Inc.                                                12,200           359,046
* Retail Ventures, Inc.                                                 13,300            97,489
  Riggs National Corp.                                                  13,800           277,656
* Riverstone Networks, Inc.                                             13,200            14,190
  RLI Corp.                                                             17,600           733,040
  Rock-Tenn Co. Class A                                                 24,500           395,430
* Rowan Companies, Inc.                                                 65,800         1,704,220
* RTI International Metals, Inc.                                        14,900           321,095
  Ruddick Corp.                                                         31,800           693,558
  Russ Berrie & Co., Inc.                                                5,600           127,344
  Russell Corp.                                                         25,100           460,334

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ryan's Restaurant Group, Inc.                                        29,100   $       444,357
   Ryerson Tull, Inc.                                                   17,418           281,823
 * Safeguard Scientifics, Inc.                                          66,500           133,665
 * SafeNet, Inc.                                                        15,600           556,296
   Saks, Inc.                                                           99,900         1,389,609
 * ScanSoft, Inc.                                                       66,372           242,258
   Schulman (A.), Inc.                                                  22,055           473,080
   Schweitzer-Maudoit International,
     Inc.                                                               10,500           362,880
   SCPIE Holdings, Inc.                                                  3,900            38,961
 * SCS Transportation, Inc.                                              5,750           121,612
   Seaboard Corp.                                                          540           405,000
 * SEACOR Holdings, Inc.                                                14,650           813,075
   Selective Insurance Group, Inc.                                      19,400           868,926
 * Sequa Corp. Class A                                                   2,800           167,160
 * Sequa Corp. Class B                                                   1,300            78,325
 * Sequenom, Inc.                                                       13,200            11,748
 * Service Corp. International                                         236,400         1,668,984
*# Shaw Group, Inc.                                                     46,700           687,891
 * Shiloh Industries, Inc.                                               5,300            68,794
 * ShopKo Stores, Inc.                                                  23,400           418,392
*# Silicon Graphics, Inc.                                               79,700           128,317
 * Six Flags, Inc.                                                      70,700           343,602
   Skyline Corp.                                                         3,300           136,455
 * Skyworks Solutions, Inc.                                                 86               854
   Smith (A.O.) Corp.                                                   16,750           503,338
 * Sola International, Inc.                                             22,500           486,000
   Sonic Automotive, Inc.                                               24,300           603,369
 * SonicWALL, Inc.                                                      49,600           305,040
 * SOURCECORP, Inc.                                                     10,200           169,626
   South Jersey Industries, Inc.                                         9,600           493,536
 * Spherion Corp.                                                       45,800           360,904
 * Spinnaker Exploration Co.                                            24,300           881,361
 * SR Telecom, Inc.                                                         21                64
   StanCorp Financial Group, Inc.                                       22,600         1,786,530
   Standard Motor Products, Inc.                                         7,700           120,043
   Standard Pacific Corp.                                               23,800         1,333,038
   Standard Register Co.                                                12,800           168,448
   Starrett (L.S.) Co. Class A                                           2,000            39,760
   Steelcase, Inc. Class A                                              35,500           472,150
   Stepan Co.                                                            3,500            89,145
   Stewart & Stevenson Services, Inc.                                   20,000           400,000
 * Stewart Enterprises, Inc.                                            75,400           559,468
   Stewart Information Services Corp.                                   13,400           584,910
 * Stillwater Mining Co.                                                46,800           555,048
 * Stoneridge, Inc.                                                      8,800           133,848
   Stride Rite Corp.                                                    26,300           289,563
*# Sunrise Senior Living, Inc.                                          17,800           764,510
 * Swift Energy Corp.                                                   22,400           679,616
   SWS Group, Inc.                                                       1,100            23,221
 * Sycamore Networks, Inc.                                             207,882           779,558
 * Systemax, Inc.                                                       13,350            92,115
 * Tech Data Corp.                                                      40,700         1,847,373
   Tecumseh Products Co. Class A                                         8,800           402,952
   Tecumseh Products Co. Class B                                         2,200            96,360
 * Teleglobe International Holdings,
     Ltd.                                                                3,100            10,633
 * Terra Industries, Inc.                                               51,000           418,200
 * Tesoro Petroleum Corp.                                               45,900         1,520,208
   Texas Industries, Inc.                                               16,900         1,014,000
   The Marcus Corp.                                                     14,400           329,040
 * The Mens Warehouse, Inc.                                              1,900   $        60,135
   The Phoenix Companies, Inc.                                          66,100           806,420
 * THQ, Inc.                                                            29,337           629,572
   Tidewater, Inc.                                                      43,500         1,475,955
 * Timco Aviation Services, Inc.                                           910               328
 * Time Warner Telecom, Inc.                                            29,130           110,403
   Timken Co.                                                           62,600         1,627,600
   Titan International, Inc.                                             8,100           101,088
*# Tower Automotive, Inc.                                               33,800            60,840
 * Trammell Crow Co.                                                    26,600           454,860
 * Trans World Entertainment Corp.                                      15,200           171,456
*# Transmeta Corp.                                                       2,000             3,380
 * TransMontaigne, Inc.                                                  6,500            35,295
   Tredegar Industries, Inc.                                            29,300           545,859
*# Trenwick Group, Ltd.                                                 38,857               466
 * Triad Guaranty, Inc.                                                 10,100           606,000
 * Triad Hospitals, Inc.                                                29,300         1,075,017
 * Trico Marine Services, Inc.                                          14,200             4,970
   Trinity Industries, Inc.                                             35,600         1,258,460
 * Triquint Semiconductor, Inc.                                         70,451           305,053
 * Triumph Group, Inc.                                                  11,100           450,216
 * TriZetto Group, Inc.                                                 12,500            88,500
 * Tweeter Home Entertainment
     Group, Inc.                                                         9,400            60,254
   UICI                                                                 10,700           357,380
   UMB Financial Corp.                                                  15,953           893,528
 * Unifi, Inc.                                                          21,100            78,492
   Unifirst Corp.                                                        5,900           163,076
   United Auto Group, Inc.                                              32,300           921,196
   United Community Financial Corp.                                     22,800           261,972
 * United Rentals, Inc.                                                 56,200         1,004,294
 * Universal American Financial Corp.                                   14,740           196,779
 * Universal Compression Holdings,
     Inc.                                                               23,860           889,978
   Universal Forest Products, Inc.                                       5,800           250,328
 * Universal Stainless & Alloy Products,
     Inc.                                                                2,500            36,800
 * URS Corp.                                                            30,100           904,204
   USEC, Inc.                                                           63,300           666,549
   USF Corp.                                                            22,220           821,473
 * Vail Resorts, Inc.                                                   20,460           465,465
   Valhi, Inc.                                                          65,800         1,020,558
 * Veritas DGC, Inc.                                                    26,000           608,400
 * Vignette Corp.                                                       63,300            80,391
 * Vishay Intertechnology, Inc.                                        106,000         1,548,660
   Visteon Corp.                                                        94,100           796,086
 * Volt Information Sciences, Inc.                                       6,000           183,000
   Watsco, Inc. Class A                                                     50             1,654
   Wausau-Mosinee Paper Corp.                                           39,700           712,615
   Weis Markets, Inc.                                                   18,700           718,080
   Wellman, Inc.                                                        12,500           128,625
   Wesco Financial Corp.                                                 2,775         1,069,069
 * Wilson Greatbatch Technologies,
     Inc.                                                                2,100            42,105
 * Wolverine Tube, Inc.                                                  4,800            50,976
   Woodward Governor Co.                                                   841            61,267
   York International Corp.                                             29,000         1,069,230
 * Zoran Corp.                                                          28,100           332,985
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $188,809,468)                                                                203,487,286
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                                        ------            ------
RIGHTS/WARRANTS -- (0.1%)
 * Chiquita Brands International, Inc. Warrants 03/19/09                24,308   $       133,694
 * Imperial Credit Industries, Inc. Warrants 01/31/08                      511                 0
 * Timco Aviation Services, Inc. Warrants 02/27/07                       2,178                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $1,119,289)                                                                      133,694
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
BONDS -- (0.0%)
* Timco Aviation Services, Inc. Jr. Subordinated Note
    8.000%, 01/02/07
    (Cost $0)                                                  $             1                 0
                                                                                 ---------------
TEMPORARY CASH
   INVESTMENTS -- (5.1%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $11,210,000 U.S. Treasury
    Bill, 03/10/05, valued at $11,141,619) to be repurchased
    $10,921,186
    (Cost $10,920,598)^                                                 10,921        10,920,598
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $200,849,355)                                                            $   214,541,578
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                         THE U.S. SMALL CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.4%)
   1st Source Corp.                                                    297,344   $     7,805,280
 * AAR Corp.                                                         1,070,730        14,636,879
   ABC Bancorp                                                          18,280           378,396
 * Ablest, Inc.                                                         16,800           124,656
   Abrams Industries, Inc.                                              10,000            39,000
 * ABX Air, Inc.                                                       726,200         5,707,932
 * Accelrys, Inc.                                                      832,759         5,213,071
 * Aclara BioSciences, Inc.                                            461,715         1,929,969
 * Acme Communications, Inc.                                           460,203         2,705,994
 * ACT Teleconferencing, Inc.                                          196,686           222,255
 * Actel Corp.                                                          14,217           243,964
   Action Performance Companies, Inc.                                  117,500         1,267,825
 * ActivCard Corp.                                                      24,943           198,546
 * Active Power, Inc.                                                  996,765         4,535,281
   Adams Resources & Energy, Inc.                                        6,700           118,925
 * Adaptec, Inc.                                                     1,278,294         9,970,693
 * Adept Technology, Inc.                                               94,800           156,420
 * Advanced Digital Information Corp.                                   49,200           451,656
   Advanced Marketing Services, Inc.                                    34,200           367,650
 * Advanced Power Technology, Inc.                                     235,348         1,767,463
   Advanta Corp. Class A                                               281,453         6,298,918
   Advanta Corp. Class B Non-Voting                                    494,299        11,803,860
 * Aehr Test Systems                                                    89,200           194,456
 * AEP Industries, Inc.                                                196,050         2,144,787
 * Aether Systems, Inc.                                              1,351,051         5,025,910
 * Aetrium, Inc.                                                        69,748           251,093
 * Aftermarket Technology Corp.                                         15,855           276,194
 * Agile Software Corp.                                                227,921         1,905,420
   Agilysys, Inc.                                                      929,834        15,370,156
 * Air Methods Corp.                                                   210,894         1,533,199
 * AirNet Systems, Inc.                                                312,700         1,031,910
 * Airspan Networks, Inc.                                               94,500           518,805
 * AK Steel Holding Corp.                                            2,252,816        29,083,855
*# Akamai Technologies, Inc.                                           355,127         4,598,895
   Alamo Group, Inc.                                                   158,700         3,316,830
*# Alaska Air Group, Inc.                                            1,004,900        31,383,027
 * Alaska Communications Systems
     Group, Inc.                                                       251,100         2,156,949
 * Albany Molecular Research, Inc.                                      28,100           301,232
 * Alderwoods Group, Inc.                                               75,400           797,732
 # Aldila, Inc.                                                         78,966         1,027,348
   Alexander & Baldwin, Inc.                                           844,086        35,713,279
 * All American Semiconductor, Inc.                                     29,260           178,486
   Allen Organ Co. Class B                                               5,000           326,925
 * Alliance Semiconductor Corp.                                      1,130,414         3,956,449
 * Allied Defense Group, Inc.                                          148,100         3,033,088
 * Allied Healthcare International, Inc.                               228,600         1,229,868
 * Allied Healthcare Products, Inc.                                    124,200           768,798
 * Allied Holdings, Inc.                                               111,535           286,087
 * Allied Motion Technologies, Inc.                                     45,300           310,350
 * Allmerica Financial Corp.                                           300,700         9,787,785
 * Allou HealthCare, Inc. Class A                                        2,000                 0
 * Alloy, Inc.                                                         869,729         3,913,780
 * Allscripts Healthcare Solutions, Inc.                               309,631         3,049,865
 * Almost Family, Inc.                                                  13,700           168,510
 * Alpha Technologies Group, Inc.                                       82,112            82,112
   Alpharma, Inc. Class A                                            1,343,000        22,307,230
   Ambassadors International, Inc.                                     159,500   $     2,191,530
 * AMC Entertainment, Inc.                                             407,200         7,871,176
 * Amcast Industrial Corp.                                             149,800            82,390
 * Amerco, Inc.                                                        154,800         6,370,020
*# America West Holdings Corp.
     Class B                                                           650,300         3,778,243
 * American Banknote Corp.                                                 745               104
 * American Biltrite, Inc.                                              45,600           542,640
*# American Business Financial
     Services, Inc.                                                     43,184           150,280
 * American Dental Partners, Inc.                                       69,500         1,272,545
   American Greetings Corp. Class A                                  1,214,100        32,319,342
   American Italian Pasta Co.                                           31,300           602,838
 * American Medical Security Group,
     Inc.                                                              368,400        11,910,372
   American Pacific Corp.                                              104,300           870,905
 * American Physicians Capital, Inc.                                   281,057         9,362,009
   American Physicians Services
     Group, Inc.                                                        36,300           368,445
 * American Retirement Corp.                                           269,200         2,140,140
   American Shared Hospital Services                                    30,900           162,843
   American Software, Inc. Class A                                     278,650         1,657,967
 * American Technical Ceramics Corp.                                    83,100           831,831
   Americana Bancorp                                                    26,030           407,369
 * AmeriServe Financial, Inc.                                          404,084         2,101,237
   Ameron International Corp.                                          254,621         9,670,506
 # AmerUs Group Co.                                                    486,485        21,196,151
 * Amistar Corp.                                                        42,300           143,820
   Ampco-Pittsburgh Corp.                                              200,200         2,696,694
   Amrep Corp.                                                          96,692         1,720,151
 * Amtech Systems, Inc.                                                  6,000            25,500
*# Anadigics, Inc.                                                     922,617         3,109,219
 * Analex Corp.                                                          1,800             7,290
   Analogic Corp.                                                       95,938         4,347,910
 * Analysts International Corp.                                        521,316         1,746,409
*# Analytical Surveys, Inc.                                                830             2,166
 * Anaren, Inc.                                                        480,476         6,454,715
   Andersons, Inc.                                                      96,900         2,217,072
 * Angeion Corp.                                                           315               813
   Angelica Corp.                                                      206,900         5,244,915
 * Angelo & Maxie's, Inc.                                               25,350            18,886
 * AnswerThink, Inc.                                                   141,400           637,714
 * APA Enterprises, Inc.                                               157,400           339,984
 * Applica, Inc.                                                       813,100         4,106,155
 * Applied Extrusion Technologies, Inc.                                306,500            52,105
 * Applied Films Corp.                                                  29,892           662,407
   Applied Industrial Technologies, Inc.                               645,600        26,889,240
 * Applied Innovation, Inc.                                             51,000           182,580
 * Applied Micro Circuits Corp.                                      1,007,300         3,706,864
 * Apropos Technology, Inc.                                            389,416         1,164,354
 * Aradigm Corp.                                                         3,400             5,168
 * Arch Capital Group, Ltd.                                             34,800         1,355,460
   Arch Chemicals, Inc.                                                375,887        10,975,900
 * Arena Pharmaceuticals, Inc.                                         802,721         4,495,318
 * Argonaut Group, Inc.                                                785,721        15,620,133
 * Argonaut Technologies, Inc.                                           8,000             7,440
 * Ariba, Inc.                                                         116,683         1,925,269
 * Arlington Hospitality, Inc.                                          70,000           203,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Armstrong Holdings, Inc.                                            387,200   $     1,006,720
 * Arqule, Inc.                                                        699,045         3,872,709
 * Arris Group, Inc.                                                 1,760,935        10,019,720
 * Art Technology Group, Inc.                                          207,812           230,671
 * Artesyn Technologies, Inc.                                          119,730         1,139,830
   ASB Financial Corp.                                                  13,100           291,475
 * Ascential Software Corp.                                            347,588         4,751,528
 * Ashworth, Inc.                                                      434,297         3,930,388
 * Aspen Technology, Inc.                                              346,300         1,998,151
*# Astea International, Inc.                                            13,200            94,644
 * Astec Industries, Inc.                                              181,210         3,015,334
   Astro-Med, Inc.                                                      30,440           274,904
 * Astronics Corp.                                                      19,687            97,451
 * Astronics Corp. Class B                                               7,756            38,586
*# AstroPower, Inc.                                                     28,600               272
*# ATA Holdings Corp.                                                  184,300           202,730
 * Atari, Inc.                                                          11,280            25,606
 * Atlantic American Corp.                                              42,900           128,700
 * Atlantis Plastics, Inc.                                              65,500         1,084,025
   Atrion Corp.                                                         36,150         1,634,703
 * ATS Medical, Inc.                                                    21,900            86,943
 * Audiovox Corp. Class A                                              652,017         9,747,654
 * Ault, Inc.                                                           93,400           295,144
 * Avalon Holding Corp. Class A                                         25,112            77,847
 * Avanex Corp.                                                        405,100         1,255,810
 * Avatar Holdings, Inc.                                                75,500         3,568,885
*# Avici Systems, Inc.                                                 326,203         2,332,351
 * Avigen, Inc.                                                        652,714         2,251,863
 * AVTEAM, Inc. Class A                                                  1,300                 2
 * Aware, Inc.                                                         560,124         2,750,209
 * AXT, Inc.                                                           465,578           791,483
 * Aztar Corp.                                                         638,000        21,577,160
 * AZZ, Inc.                                                            81,100         1,236,775
 * Badger Paper Mills, Inc.                                             10,400            44,096
   Bairnco Corp.                                                       114,700         1,341,990
 * Baker (Michael) Corp.                                                61,900         1,163,720
   Baldwin & Lyons, Inc. Class B                                        82,425         2,143,050
 * Baldwin Technology Co., Inc. Class A                                219,700           676,676
 * Ballantyne of Omaha, Inc.                                            32,200           138,138
 * Bally Total Fitness Holding Corp.                                   983,700         3,275,721
 * Bancinsurance Corp.                                                  76,470           567,407
   Bandag, Inc. Class A                                                112,600         5,132,308
   Banner Corp.                                                        336,312        11,105,022
 * Barrett Business Services, Inc.                                      76,000         1,140,760
 * Barry (R.G.) Corp.                                                  153,864           538,524
   Bassett Furniture Industries, Inc.                                  378,155         7,453,435
   Bay View Capital Corp.                                              168,614         2,900,161
 # Beazer Homes USA, Inc.                                               66,700         8,270,800
 # Belden CDT, Inc.                                                  1,132,148        26,254,512
 * Bell Industries, Inc.                                               161,863           471,021
 * Bell Microproducts, Inc.                                            889,697         7,606,909
 * Beverly Enterprises, Inc.                                         1,430,200        12,399,834
   Beverly Hills Bancorp, Inc.                                           2,531            25,082
 * BF Enterprises, Inc.                                                  2,300            17,227
 * Big 4 Ranch, Inc.                                                    73,300                 0
*# Big Lots, Inc.                                                       33,200           385,120
 * Bioanalytical Systems, Inc.                                          17,100            89,775
 * Biosource International, Inc.                                       118,800           781,704
   Black Box Corp.                                                     115,427         4,926,424
   Black Hills Corp.                                                         3                92
   Blair Corp.                                                         262,290         9,180,150
 # Blockbuster, Inc. Class A                                           255,400   $     2,165,792
 * Blonder Tongue Laboratories, Inc.                                    22,600           107,350
 * Blue Martini Software, Inc.                                         186,891           519,370
 * Bluegreen Corp.                                                     887,098        14,104,858
 * BNS Co. Class A                                                      46,855           311,586
   Bob Evans Farms, Inc.                                               241,609         6,100,627
 * Boca Resorts, Inc.                                                1,159,264        27,752,780
 * Bogen Communications
     International, Inc.                                                44,700           220,147
 * Bolt Technology Corp.                                                13,700            71,788
 * Bombay Co., Inc.                                                  1,191,540         8,245,457
   Bon-Ton Stores, Inc.                                                427,116         5,979,624
*# Bookham, Inc.                                                       149,621           801,969
   Books-A-Million, Inc.                                               313,700         2,892,314
 * Boston Communications Group, Inc.                                    33,500           298,150
   BostonFed Bancorp, Inc.                                              50,960         2,236,634
   Bowl America, Inc. Class A                                           44,122           622,120
   Bowne & Co., Inc.                                                 1,154,813        17,784,120
 * Boyds Collection, Ltd.                                              483,600         1,697,436
 * BrightStar Information Technology
     Group, Inc.                                                        83,400             1,668
 * Brillian Corp.                                                      122,950           378,686
   Brown Shoe Company, Inc.                                             57,500         1,639,900
 * Bruker BioSciences Corp.                                            137,950           635,949
 * Brush Engineered Materials, Inc.                                     24,809           483,775
 * BSQUARE Corp.                                                         1,100             1,254
 * BTU International, Inc.                                              91,200           271,776
 * Buca, Inc.                                                          606,708         3,640,248
 * Buckeye Technologies, Inc.                                        1,157,298        14,338,922
   Building Materials Holding Corp.                                    442,067        16,113,342
 * Bull Run Corp.                                                        8,560             3,167
   Burlington Coat Factory Warehouse
     Corp.                                                           1,364,501        31,806,518
 * Bush Industries, Inc. Class A                                         1,800               153
 * Butler International, Inc.                                           81,200           371,896
   C&D Technologies, Inc.                                               68,100         1,180,173
 * C-COR, Inc.                                                          10,700            95,765
 * CalAmp Corp.                                                          4,500            43,065
   Calgon Carbon Corp.                                               1,132,000        10,584,200
 * California Coastal Communities, Inc.                                 71,400         1,591,506
   California First National Bancorp                                    77,600         1,028,122
 * Caliper Life Sciences, Inc.                                         863,975         6,039,185
   Callaway Golf Co.                                                   181,500         2,134,440
 * Callon Petroleum Co.                                                552,700         7,743,327
 # Cal-Maine Foods, Inc.                                                 2,700            35,716
   Cambrex Corp.                                                       135,800         3,367,840
   Camco Financial Corp.                                                19,083           290,634
 * Cannon Express, Inc.                                                    900                 1
 * Canterbury Consulting Group, Inc.                                       842               363
 * Capital Pacific Holdings, Inc.                                      201,300           800,167
 * Capital Senior Living Corp.                                         751,499         3,900,280
 * Caprius, Inc.                                                         1,439               216
 * Capstone Turbine Corp.                                               62,150           116,220
 * Captaris, Inc.                                                      860,488         4,224,996
 * Caraustar Industries, Inc.                                          824,851        13,271,853
 * Cardiac Sciences, Inc.                                              115,544           244,953
*# Cardiotech International, Inc.                                       41,791           117,433
 * CareCentric, Inc.                                                    29,400            27,930
 * Career Blazers, Inc. Trust Units                                      9,540                 0
   Carpenter Technology Corp.                                          717,262        41,923,964
 * Carriage Services, Inc.                                             469,400         2,361,082

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Carrington Laboratories, Inc.                                       121,900   $       561,959
   Cascade Corp.                                                        65,150         2,090,663
   Casey's General Stores, Inc.                                        292,952         5,674,480
 * Castle (A.M.) & Co.                                                 217,730         2,769,526
   Castle Energy Corp.                                                 185,100         2,332,260
 * Casual Male Retail Group, Inc.                                      304,665         1,316,153
 * Catalina Lighting, Inc.                                              22,040           198,360
 * Catalytica Energy Systems, Inc.                                     231,300           485,730
 * Cavalier Homes, Inc.                                                368,581         2,038,253
   CDI Corp.                                                             5,100            98,532
 * Celadon Group, Inc.                                                  65,390         1,399,346
 * Celebrity, Inc. Escrow Shares                                        26,325                 0
   Celeritek, Inc.                                                     395,988         1,429,517
 * Cell Genesys, Inc.                                                    3,800            27,892
 * CellStar Corp.                                                      565,254         2,063,177
 * Centillium Communications, Inc.                                      20,979            52,867
 * Central Garden & Pet Co.                                            580,109        22,450,218
   Central Parking Corp.                                             1,067,311        16,201,781
 * Century Business Services, Inc.                                   1,603,542         6,895,231
 * Cenveo, Inc.                                                        598,600         1,909,534
 * Ceres Group, Inc.                                                   518,427         2,592,135
   CFS Bancorp, Inc.                                                   333,167         4,591,041
   Champion Industries, Inc.                                           104,200           390,750
 * Championship Auto Racing Teams,
     Inc.                                                               70,000             9,870
 * Champps Entertainment, Inc.                                         348,546         2,767,455
 * Channell Commercial Corp.                                            17,600           132,000
 * Charming Shoppes, Inc.                                            3,370,430        31,513,520
*# Chart Industries, Inc.                                                    3               141
*# Charter Communications, Inc.                                        116,600           251,856
   Chesapeake Corp.                                                    636,206        17,171,200
   Chicago Rivet & Machine Co.                                          10,800           290,736
 * Chiquita Brands International, Inc.                                  99,900         1,976,022
 * Chromcraft Revington, Inc.                                            5,900            73,809
 * Chronimed, Inc.                                                     368,961         2,431,453
*# Chyron Corp.                                                         10,800             5,940
 * Ciber, Inc.                                                       1,820,700        16,987,131
 * CIENA Corp.                                                       1,006,000         2,565,300
 * Cincinnati Bell, Inc.                                               123,800           445,680
 * Ciprico, Inc.                                                        70,900           294,235
   CIRCOR International, Inc.                                          475,515         9,914,488
 * Cirrus Logic, Inc.                                                  322,391         1,911,779
   Citizens South Banking Corp.                                          2,500            32,750
*# Citizens, Inc.                                                       99,306           640,528
 * Clark, Inc.                                                         606,028        10,090,366
 * Clarus Corp.                                                        391,100         3,392,792
 * CMS Energy Corp.                                                    743,769         7,586,444
 * CNA Surety Corp.                                                    367,195         4,795,567
   Coachmen Industries, Inc.                                           518,700         8,335,509
 * Coast Dental Services, Inc.                                          48,533           169,865
   Coast Distribution System                                            97,600           663,680
 * Coastcast Corp.                                                     101,900           233,351
 * Cobra Electronics Corp.                                              84,100           681,210
*# Coeur d'Alene Mines Corp.                                           213,200           978,588
 * Cogent Communications Group, Inc.                                     5,154             4,072
 * Cognitronics Corp.                                                    7,700            24,486
 * Coherent, Inc.                                                      982,579        28,386,707
 * Collins & Aikman Corp.                                            1,721,694         6,112,014
   Collins Industries, Inc.                                             30,500           179,340
 * Columbus McKinnon Corp.                                             163,365         1,292,217
 * Comarco, Inc.                                                       110,200           892,620
 * Comdial Corp.                                                        10,007   $        11,508
 * Comforce Corp.                                                       58,000           134,560
 * Comfort Systems USA, Inc.                                         1,245,500         8,967,600
   Commerce Group, Inc.                                                  5,200           308,828
*# Commerce One, Inc.                                                   96,400            15,665
   Commercial Federal Corp.                                          1,026,998        29,916,452
   Commercial Metals Co.                                               848,366        38,464,914
 * Commonwealth Industries, Inc.                                       229,662         3,006,276
   Communications Systems, Inc.                                         17,300           202,064
   Community Bank System, Inc.                                          99,700         2,761,690
   Community West Bancshares                                            11,000           116,050
 * Compex Technologies, Inc.                                           159,580           781,942
 * CompuCredit Corp.                                                   914,672        21,924,688
 * Compudyne Corp.                                                       8,138            57,788
 * Computer Horizons Corp.                                             545,091         2,071,346
 * Computer Network Technology Corp.                                   721,584         4,113,029
 * Computer Task Group, Inc.                                           158,300           576,212
 * CompX International, Inc.                                            37,300           598,665
 * Concord Camera Corp.                                                794,700         2,098,008
 * Conexant Systems, Inc.                                              383,556           763,276
 * Congoleum Corp. Class A                                              97,400           553,232
 * Conmed Corp.                                                        455,261        13,188,911
*# Consolidated Freightways Corp.                                       24,700                40
 * Consolidated Graphics, Inc.                                         262,594        12,420,696
 * Consumer Portfolio Services, Inc.                                    26,000           112,840
*# Continental Airlines, Inc.                                        2,193,500        24,435,590
 * Continental Materials Corp.                                           4,600           122,360
 * Convera Corp.                                                        35,985           167,690
*# Cooker Restaurant Corp.                                             109,768               384
   Cooper Tire & Rubber Co.                                            840,900        17,171,178
   Cooperative Bankshares, Inc.                                         19,000           524,400
 * Copper Mountain Networks, Inc.                                        1,100             3,453
 * Corautus Genetics, Inc.                                                 642             3,499
 * Core Molding Technologies, Inc.                                         500             1,335
*# Corixa Corp.                                                        126,900           475,875
   Corn Products International, Inc.                                   532,800        28,994,976
 * Cornell Companies, Inc.                                             437,448         6,408,613
 * Correctional Services Corp.                                         247,312           687,527
 * Corrpro Companies, Inc.                                              88,475           101,746
 * Cosine Communications, Inc.                                         295,653           907,655
 * Cost-U-Less, Inc.                                                    35,000           206,850
   Cotton States Life Insurance Co.                                      8,300           166,830
 * Covenant Transport, Inc. Class A                                    394,581         7,583,847
   CPAC, Inc.                                                           82,200           424,974
 * Credence Systems Corp.                                              897,936         6,860,231
 * Credit Acceptance Corp.                                             570,560        14,121,360
 * Criticare Systems, Inc.                                              91,000           242,060
 * Cross (A.T.) Co. Class A                                            234,300         1,115,268
 * Cross Country Healthcare, Inc.                                      416,421         7,391,473
 * Crossroads Systems, Inc.                                             22,000            29,700
 * Crown Andersen, Inc.                                                 22,900            32,060
 * Crown Financial Group, Inc.                                          44,700            14,751
 * Crown Media Holdings, Inc.                                          182,629         1,618,093
*# CryoLife, Inc.                                                       93,400           665,008
 * CSP, Inc.                                                            40,800           359,040
   CSS Industries, Inc.                                                252,150         8,101,579
   CT Communications, Inc.                                             260,187         3,442,274
   CTS Corp.                                                         1,068,400        14,273,824
 * Culp, Inc.                                                          364,718         2,195,602
 * Cumulus Media, Inc. Class A                                         706,152        10,790,003
 * CuraGen Corp.                                                     1,282,036         7,730,677

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Curative Health Services, Inc.                                        4,400   $        25,124
 * Curis, Inc.                                                              20                81
   Curtiss-Wright Corp.                                                151,900         9,053,240
   Cutter & Buck, Inc.                                                 310,737         4,623,767
 * Cybersource Corp.                                                   152,337         1,075,499
 * Cybex International, Inc.                                           114,200           496,770
*# CytRx Corp.                                                           2,800             3,388
   D&E Communications, Inc.                                            140,087         1,835,140
   D&K Healthcare Resources, Inc.                                      449,849         3,265,904
 * Daisytek International Corp.                                             37                 0
*# Dan River, Inc. Class A                                             366,100            16,108
 * Danielson Holding Corp.                                             128,450         1,049,436
 * Data I/O Corp.                                                       86,400           287,712
 * Data Systems & Software, Inc.                                        91,400           100,540
 * Datalink Corp.                                                      184,900           351,125
 * Dataram Corp.                                                        28,010           167,220
 * Dave & Busters, Inc.                                                182,140         3,406,018
 * Dawson Geophysical Co.                                               72,400         1,690,540
   Deb Shops, Inc.                                                      31,049           765,358
   Decorator Industries, Inc.                                           22,132           174,400
 * Del Global Technologies Corp.                                        69,917           178,988
 * Delphax Technologies, Inc.                                           70,700           289,092
   Delphi Financial Group, Inc. Class A                                842,263        39,131,539
   Delta Apparel, Inc.                                                 104,000         2,376,400
   Delta Financial Corp.                                                 4,900            49,490
   Delta Natural Gas Co., Inc.                                          27,300           702,975
 * Delta Woodside Industries, Inc.                                     130,000            85,800
 * Denali, Inc.                                                         69,500             6,950
 * Detrex Corp.                                                         12,800            23,680
 * Devcon International Corp.                                           52,300           810,650
 * Diedrich Coffee, Inc.                                                    13                58
 * Digimarc Corp.                                                      111,584         1,027,689
*# Digital Angel Corp.                                                 354,350         2,264,296
 * Digitas, Inc.                                                        13,555           111,287
   DIMON, Inc.                                                       1,501,167         9,772,597
 * Discovery Partners International, Inc.                              526,095         2,420,037
 * Distributed Energy Systems Corp.                                    905,845         2,427,665
 * Diversified Corporate Resources,
     Inc.                                                                1,600             1,382
 * Dixie Group, Inc.                                                   363,899         5,833,301
 * Dixon Ticonderoga Co.                                                30,150           184,216
 * Dollar Thrifty Automotive Group, Inc.                               830,800        22,340,212
 * Dominion Homes, Inc.                                                 72,100         1,489,586
   Donegal Group, Inc. Class A                                          62,496         1,343,664
   Donegal Group, Inc. Class B                                          35,448           700,098
 * DoubleClick, Inc.                                                   133,430         1,000,725
   Dover Motorsports, Inc.                                             358,700         1,743,282
   Downey Financial Corp.                                                  100             5,774
 * drugstore.com, Inc.                                                 211,400           687,050
 * DT Industries, Inc.                                                 214,200               535
 * Duckwall-ALCO Stores, Inc.                                          103,200         1,728,600
 * Ducommun, Inc.                                                      123,079         3,120,053
 * DuPont Photomasks, Inc.                                             566,658        14,948,438
 * Dura Automotive Systems, Inc.                                       588,084         5,351,564
*# DVI, Inc.                                                           217,600               348
 * Dyax Corp.                                                          216,796         1,719,192
*# Dynegy, Inc.                                                        119,900           677,435
 * E Com Ventures, Inc.                                                  6,250            74,312
 * E.piphany, Inc.                                                   1,224,137         5,533,099
   Eastern Co.                                                          29,400           556,836
 * EasyLink Services Corp.                                                 640               902
 * Echelon Corp.                                                        12,500   $        94,500
   Ecology & Environment, Inc. Class A                                  28,100           247,280
 * Edelbrock Corp.                                                      93,940         1,559,404
 * Eden Bioscience Corp.                                                58,150            41,286
 * Edgewater Technology, Inc.                                          248,188         1,037,426
   EFC Bancorp, Inc.                                                     5,300           135,945
   Electro Rent Corp.                                                  380,559         5,396,327
 * Electroglas, Inc.                                                   485,533         1,582,838
 * Electronics for Imaging, Inc.                                        53,246           890,806
 * eLoyalty Corp.                                                       51,900           261,057
 * ELXSI Corp.                                                          27,900            90,675
 * EMAK Worldwide, Inc.                                                  1,100            10,847
   EMC Insurance Group, Inc.                                           150,700         3,271,697
 * EMCOR Group, Inc.                                                    61,100         2,824,042
 * EMCORE Corp.                                                        102,131           271,668
 * Emisphere Technologies, Inc.                                        145,827           447,251
 * Emmis Communications Corp.
     Class A                                                            29,730           549,708
   Empire District Electric Co.                                         12,400           281,604
 * EMS Technologies, Inc.                                              272,650         4,277,878
 * En Pointe Technologies, Inc.                                         39,500           112,575
 * Encore Medical Corp.                                                 96,200           605,579
 * Endologix, Inc.                                                     110,800           715,768
 * Enesco Group, Inc.                                                  463,300         3,419,154
 * EnPro Industries, Inc.                                               77,100         2,215,854
 * Entravision Communications Corp.                                  1,938,498        15,895,684
 * Entrust, Inc.                                                       103,343           385,469
 * Environmental Elements Corp.                                            800                80
 * Environmental Technologies Corp.                                     35,800               143
 * ePlus, Inc.                                                         172,151         2,174,267
 * ePresence, Inc. Escrow Shares                                       312,600            40,638
   Espey Manufacturing & Electronics
     Corp.                                                               3,800            98,990
 * ESS Technology, Inc.                                                 22,700           160,035
 * Esterline Technologies Corp.                                        660,193        23,502,871
 * Evans & Sutherland Computer Corp.                                   181,900         1,202,359
*# Evergreen Solar, Inc.                                               131,700           446,331
 * Exabyte Corp.                                                        12,100             3,751
 * Exar Corp.                                                        1,237,160        17,295,497
 * Exelixis, Inc.                                                       96,974           869,857
 * Extended Systems, Inc.                                               11,800            30,090
 * EZCORP, Inc. Class A Non-Voting                                     237,900         2,543,151
 * Fab Industries, Inc.                                                 82,381           327,876
 * Factory 2-U Stores, Inc.                                             12,300               135
 * Fairchild Corp. Class A                                             680,929         2,042,787
 * Falcon Products, Inc.                                               161,900           141,258
*# FalconStor Software, Inc.                                            47,700           373,491
 * Famous Dave's of America, Inc.                                      118,684         1,319,766
   FBL Financial Group, Inc. Class A                                   665,575        18,915,641
 * Featherlite, Inc.                                                    26,500           106,265
   Fedders Corp.                                                        50,600           151,800
   Federal Screw Works                                                   3,125           107,531
*# Federal-Mogul Corp.                                                 823,500           304,695
 * Fibermark, Inc.                                                         950                15
 * Fidelity Federal Bancorp                                             20,000            35,200
   Fidelity Southern Corp.                                              86,900         1,575,497
 * Finishmaster, Inc.                                                  120,000         1,552,800
 * Finlay Enterprises, Inc.                                            220,200         4,276,284
 * Firebrand Financial Group, Inc.                                      86,400             3,456
 * First Aviation Services, Inc.                                         9,000            36,090
   First Citizens BancShares, Inc.                                      10,300         1,401,469

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * First Consulting Group, Inc.                                          8,444   $        46,189
   First Defiance Financial Corp.                                      128,500         3,515,760
   First Federal Bancshares of
     Arkansas, Inc.                                                    112,100         2,440,417
 * First Horizon Pharmaceutical Corp.                                  363,431         7,108,710
   First Indiana Corp.                                                 293,523         6,800,928
 * First Investors Financial Services
     Group, Inc.                                                       120,900           541,632
   First Keystone Financial, Inc.                                       37,300           844,845
   First Merchants Corp.                                                   400            10,780
   First Midwest Financial, Inc.                                        32,400           813,564
   First Niagara Financial Group, Inc.                                  42,406           612,343
   First Place Financial Corp.                                         356,465         8,020,462
   First Republic Bank                                                  61,978         3,185,049
 * Fischer Imaging Corp.                                                39,500           144,175
 * Five Star Quality Care, Inc.                                         19,600           132,888
 * Flanders Corp.                                                      305,400         3,047,892
   Flexsteel Industries, Inc.                                           90,400         1,582,904
   Florida Public Utilities Co.                                          1,800            33,192
 * Flow International Corp.                                             34,100            94,457
   Flowers Foods, Inc.                                                  68,462         2,090,145
 * Flowserve Corp.                                                   1,807,840        45,593,725
   FNB Financial Services Corp.                                         17,375           364,875
 * Foodarama Supermarkets, Inc.                                         12,900           522,450
*# Footstar, Inc.                                                      509,400         1,935,720
 * Forest Oil Corp.                                                    381,625        12,986,699
 * Forgent Networks, Inc.                                              367,800           625,260
 * Foster (L.B.) Co. Class A                                           162,400         1,429,120
 * Foster Wheeler, Ltd.                                                 46,355           659,632
 * FPIC Insurance Group, Inc.                                          309,696        10,229,259
   Frankfort First Bancorp, Inc.                                        24,650           600,720
 * Franklin Covey Co.                                                  341,800           680,182
 * Franklin Electronic Publishers, Inc.                                112,300           494,120
   Frequency Electronics, Inc.                                          97,600         1,459,120
 * Fresh Brands, Inc.                                                    2,900            22,040
 * Fresh Choice, Inc.                                                   65,100            27,993
   Friedman Industries, Inc.                                           108,395           886,671
 * Friedmans, Inc. Class A                                             592,200           997,857
 * Frontier Airlines, Inc.                                             994,331        11,663,503
 * Frozen Food Express Industries, Inc.                                472,909         5,580,326
 * FSI International, Inc.                                             622,219         2,799,985
*# FuelCell Energy, Inc.                                               216,071         2,171,514
   Fuller (H.B.) Co.                                                    36,000         1,030,320
   Furniture Brands International, Inc.                                197,300         4,792,417
 * G-III Apparel Group, Ltd.                                            98,600           606,390
*# Gadzooks, Inc.                                                      238,170           385,835
 * Gaiam, Inc.                                                          19,084           100,191
   GameTech International, Inc.                                         79,900           306,097
*# Gaming Partners International Corp.                                  31,800           729,810
 * Gateway, Inc.                                                     1,118,300         7,615,623
 # GATX Corp.                                                        1,577,900        46,453,376
 * Gaylord Entertainment Co.                                         1,261,985        44,472,351
 * Gehl Co.                                                            170,012         3,738,564
*# Genaissance Pharmaceuticals, Inc.                                   109,600           168,784
   Gencorp, Inc.                                                     1,190,640        20,014,658
 * Gene Logic, Inc.                                                    995,636         3,355,293
 * General DataComm Industries, Inc.                                        90                54
 * Genesee & Wyoming, Inc.                                             218,636         6,027,795
 * Genesis HealthCare Corp.                                             22,188           715,563
 * Genesis Microchip, Inc.                                             228,756         3,731,010
 * Gerber Scientific, Inc.                                             647,700         5,084,445
 * Giant Group, Ltd.                                                    50,600   $        78,430
 * Giant Industries, Inc.                                              403,100        11,286,800
   Gibraltar Industries, Inc.                                          298,200         7,183,638
 * Giga-Tronics, Inc.                                                   28,800            66,240
   Glatfelter (P.H.) Co.                                             1,433,000        20,534,890
 * Glenayre Technologies, Inc.                                         996,900         1,824,327
 * Globecomm Systems, Inc.                                             162,400         1,019,872
 * Glowpoint, Inc.                                                     160,300           193,963
*# GoAmerica, Inc.                                                         559             6,837
   Golden Enterprises, Inc.                                             17,200            48,160
*# Goodyear Tire & Rubber Co.                                          527,900         6,662,098
   Goody's Family Clothing, Inc.                                       567,900         5,531,346
   Gorman-Rupp Co.                                                       3,900            89,310
 * Gottschalks, Inc.                                                   223,900         2,015,100
*# GP Strategies Corp.                                                 235,265         1,670,381
   Graham Corp.                                                         25,950           341,242
   Granite Construction, Inc.                                           14,900           395,446
 * Graphic Packaging Corp.                                             431,500         3,521,040
   Gray Television, Inc.                                             1,388,950        20,834,250
   Gray Television, Inc. Class A                                        40,650           563,815
   Great American Financial Resources,
     Inc.                                                              221,500         3,867,390
 * Great Atlantic & Pacific Tea Co., Inc.                            1,259,500         9,521,820
 * Greenbriar Corp.                                                      1,070             3,579
 * Griffin Land & Nurseries, Inc. Class A                               25,000           660,000
 * Group 1 Automotive, Inc.                                            758,800        22,392,188
 * GTC Biotherapeutics, Inc.                                           379,069           579,976
 * GTSI Corp.                                                          274,055         2,778,918
   Guaranty Federal Bancshares, Inc.                                    15,300           363,987
 * Guilford Pharmaceuticals, Inc.                                      321,413         1,812,769
 * Gulfmark Offshore, Inc.                                             441,761         9,193,046
 * Ha-Lo Industries, Inc.                                              223,600               157
   Haggar Corp.                                                        102,925         2,274,642
 * Hain Celestial Group, Inc.                                          538,475        10,462,569
 * Halifax Corp.                                                        24,000           134,880
 * Hampshire Group, Ltd.                                                19,100           595,442
   Hancock Fabrics, Inc.                                                19,600           195,216
   Handleman Co.                                                       379,276         8,040,651
 * Hanger Orthopedic Group, Inc.                                       730,600         5,698,680
 * Hanover Compressor Co.                                            2,753,615        40,202,779
   Hardinge, Inc.                                                      148,600         1,664,320
   Harleysville Group, Inc.                                            854,465        20,541,339
 * Harolds Stores, Inc.                                                  2,000             2,620
 * Hartmarx Corp.                                                      696,000         5,616,720
 * Harvard Bioscience, Inc.                                            272,943         1,083,584
 * Hastings Entertainment, Inc.                                        353,500         2,888,095
 * Hastings Manufacturing Co.                                            1,700             2,907
   Haverty Furniture Co., Inc.                                         188,300         3,794,245
 * Hawaiian Holdings, Inc.                                             498,455         3,120,328
 * Hawk Corp.                                                          184,600         1,559,870
 * HealthTronics Surgical Services, Inc.                               561,463         4,194,129
   Hector Communications Corp.                                          10,600           224,720
*# HEI, Inc.                                                             1,400             3,416
   Heico Corp.                                                         307,000         6,569,800
   Heico Corp. Class A                                                  23,951           393,036
   Helmerich & Payne, Inc.                                             496,500        16,200,795
 * Herley Industries, Inc.                                             189,689         3,905,707
 * Hexcel Corp.                                                        599,250         9,138,562
   HF Financial Corp.                                                   54,615         1,011,743
   HMN Financial, Inc.                                                  74,300         2,374,628
 * HMS Holdings Corp.                                                  345,007         2,421,949

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Hoenig Group Escrow Shares                                          104,700   $        24,081
   Holly Corp.                                                         326,200         9,189,054
 * Hollywood Media Corp.                                               283,500         1,272,915
 * Home Products International, Inc.                                   125,550           279,976
 * HomeStore, Inc.                                                      49,000           127,400
   Hooper Holmes, Inc.                                                 580,200         3,046,050
   Horace Mann Educators Corp.                                       1,256,845        23,880,055
 * Horizon Health Corp.                                                109,600         2,629,304
*# Horizon Offshore, Inc.                                              668,252           233,888
 * Houston Exploration Co.                                             686,942        41,147,826
   Hudson River Bancorp, Inc.                                               72             1,458
*# Hudson Technologies, Inc.                                            54,900            43,920
 * Huffy Corp.                                                         378,995            76,746
   Hughes Supply, Inc.                                                 601,816        19,787,710
 * Human Genome Sciences, Inc.                                          19,845           218,295
 * Hurco Companies, Inc.                                                 8,100           129,681
 * Hutchinson Technology, Inc.                                             900            29,493
 * Hypercom Corp.                                                    1,422,800         8,650,624
 * I-many, Inc.                                                        397,000           535,950
 * Ibis Technology Corp.                                                 3,400             8,636
 * ICO, Inc.                                                           264,200           800,526
 * Identix, Inc.                                                       139,148         1,103,444
 * IDT Corp.                                                           695,022        10,195,973
 * IDT Corp. Class B                                                   141,500         2,174,855
 * iGATE Capital Corp.                                                 568,708         2,274,832
   IKON Office Solutions, Inc.                                       1,582,500        17,850,600
 * Illumina, Inc.                                                      275,000         2,090,000
 * Image Entertainment, Inc.                                            25,200           152,964
   Imation Corp.                                                       152,400         4,908,804
 * IMCO Recycling, Inc.                                                466,400         7,537,024
 * ImmunoGen, Inc.                                                     308,546         2,412,830
 * IMPCO Technologies, Inc.                                            227,000         1,507,280
*# Imperial Sugar Co.                                                  282,800                 0
 * Imperial Sugar Co.                                                  162,984         3,192,857
 * Impreso, Inc.                                                         6,500            16,633
 * Incyte Corp.                                                        822,221         8,444,210
   Independence Holding Co.                                            104,148         1,884,037
 * Industrial Distribution Group, Inc.                                 289,550         2,383,286
 * INEI Corp.                                                            2,700             1,431
   Infinity Property & Casualty Corp.                                   10,700           395,900
 * InFocus Corp.                                                     1,251,888         8,387,650
 * Infonet Services Corp.                                              135,200           269,048
 * Inforte Corp.                                                       357,674         2,417,876
 * Infosonics Corp.                                                     37,100           123,914
   Ingles Market, Inc. Class A                                         368,822         4,717,233
 * Innotrac Corp.                                                      126,700         1,070,615
 * Innovative Clinical Solutions, Ltd.                                   8,426                46
 * Innovex, Inc.                                                       175,311           874,802
*# Input/Output, Inc.                                                  481,100         4,219,247
 * Insight Communications Co., Inc.                                  1,361,516        11,532,041
 * Insight Enterprises, Inc.                                           414,600         8,387,358
 * Insituform Technologies, Inc. Class A                                 1,308            30,529
*# Insmed, Inc.                                                         38,125            59,856
 * Instinet Group, Inc.                                                455,900         2,730,841
 * Insurance Auto Auctions, Inc.                                       377,508         8,376,903
 * InsWeb Corp.                                                         23,166            57,220
 * IntegraMed America, Inc.                                             56,400           395,364
 * Integrated Electrical Services, Inc.                              1,048,500         3,166,470
 * Integrated Information Systems, Inc.                                  4,620               601
 * Integrated Silicon Solution, Inc.                                    43,018           329,518
 * Intelligent Systems Corp.                                            52,375           120,462
 * Intelligroup, Inc.                                                   70,900   $        96,424
 * Interface, Inc. Class A                                           1,251,722        12,392,048
 * Interland, Inc.                                                     457,395         1,436,220
   Intermet Corp.                                                      684,606            88,999
   International Aluminum Corp.                                         55,800         1,835,820
 * International Shipholding Corp.                                      80,650         1,208,943
 * Internet Commerce Corp.                                              50,000            67,500
   Interpool, Inc.                                                     591,600        12,630,660
 * Interstate Hotels & Resorts, Inc.                                   194,340           923,115
 * Interwoven, Inc.                                                     36,323           352,333
*# Intrusion, Inc.                                                      23,600            34,008
   Investors Title Co.                                                  18,200           638,001
 * Iomega Corp.                                                      1,546,300         7,035,665
*# Ionics, Inc.                                                        756,700        32,697,007
*# IPIX Corp.                                                            7,500            48,750
 * Iridex Corp.                                                         89,000           362,230
 * ITLA Capital Corp.                                                  147,000         8,030,610
 * iVillage, Inc.                                                          100               474
 * IXYS Corp.                                                           99,382           923,259
 * J Net Enterprises, Inc.                                             108,700           288,055
 * J. Alexander's Corp.                                                107,200           755,760
 * Jaclyn, Inc.                                                         26,900           178,885
 * Jaco Electronics, Inc.                                              105,869           458,413
 * Jacuzzi Brands, Inc.                                                929,800         8,684,332
 * Jakks Pacific, Inc.                                                 809,899        15,080,319
 * JDA Software Group, Inc.                                            681,887         8,946,357
 * Jo-Ann Stores, Inc.                                                 148,800         4,094,976
 * Johnson Outdoors, Inc.                                              121,800         2,464,014
 * JPS Industries, Inc.                                                 43,200           161,784
 * K-Tron International, Inc.                                            6,300           158,130
 * K2, Inc.                                                          1,564,110        26,402,177
 * Kadant, Inc.                                                        444,160         8,994,240
 * Kaiser Aluminum Corp.                                                   665                27
   Kaman Corp. Class A                                                 702,631         8,431,572
*# Kansas City Southern                                              2,093,600        35,612,136
 * Katy Industries, Inc.                                               133,000           718,200
 * KBK Capital Corp.                                                     6,675             5,006
*# Keane, Inc.                                                          65,400         1,013,700
 * Keith Companies, Inc.                                                34,290           584,644
   Kellwood Co.                                                        920,617        32,046,678
   Kelly Services, Inc. Class A                                         72,795         2,212,968
 * Kemet Corp.                                                       2,804,984        24,852,158
 * Kendle International, Inc.                                          389,543         3,229,311
 * Kennedy-Wilson, Inc.                                                 43,900           314,982
   Kewaunee Scientific Corp.                                            31,100           282,699
 * Key Technology, Inc.                                                 19,200           182,976
 * Key Tronic Corp.                                                    151,900           481,523
 * Keynote Systems, Inc.                                               288,000         3,666,240
 * Keystone Consolidated Industries,
     Inc.                                                               18,342             1,101
   Kimball International, Inc. Class B                                 651,332         9,704,847
 * Kindred Healthcare, Inc.                                          1,090,681        29,775,591
*# KIT Manufacturing Co.                                                 1,400                 1
   Knape & Vogt Manufacturing Co.                                       37,434           464,930
 * Knight Trading Group, Inc.                                          571,783         6,524,044
 * Koala Corp.                                                          41,100             3,905
   La-Z-Boy, Inc.                                                      103,100         1,582,585
 * LaBranche & Co., Inc.                                             1,270,440        10,176,224
 * LaCrosse Footwear, Inc.                                              29,400           289,590
 * Ladish Co., Inc.                                                    299,510         3,303,595
 * Lakes Entertainment, Inc.                                           273,494         3,815,241

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Lancer Corp.                                                        108,400   $     1,278,036
   LandAmerica Financial Group, Inc.                                   599,112        31,992,581
   Landry's Restaurants, Inc.                                          924,835        27,328,874
 * Lantronix, Inc.                                                     139,900           137,102
 * Lattice Semiconductor Corp.                                         765,071         4,083,949
   Lawson Products, Inc.                                                45,014         2,198,934
 * Lazare Kaplan International, Inc.                                   126,800         1,255,320
 * LCC International, Inc. Class A                                     201,056         1,023,375
 * Learning Care Group, Inc.                                            43,500           132,675
 * Lesco, Inc.                                                         217,900         2,614,800
 * Level 8 Systems, Inc.                                                 5,966               430
 * Liberate Technologies, Inc.                                         662,100         1,493,036
   Liberty Corp.                                                       407,150        17,751,740
 * Lightbridge, Inc.                                                   361,386         1,694,900
*# LightPath Technologies, Inc.                                         31,300           129,895
 * Lin TV Corp.                                                        137,800         2,483,156
 * Linens 'n Things, Inc.                                              256,400         6,368,976
 * Lipid Sciences, Inc.                                                 86,802           401,025
   Lithia Motors, Inc. Class A                                         509,075        12,920,324
 * LMI Aerospace, Inc.                                                  29,100           215,049
   LNR Property Corp.                                                  600,693        37,573,347
 * Lodgenet Entertainment Corp.                                         26,000           400,920
 * Lodgian, Inc.                                                           944            10,016
 * Logic Devices, Inc.                                                  92,700           124,218
 * LogicVision, Inc.                                                   157,400           325,818
   Lone Star Steakhouse & Saloon, Inc.                                 680,376        18,363,348
   Longs Drug Stores Corp.                                           1,272,500        33,975,750
   Longview Fibre Co.                                                1,663,940        28,919,277
 * LOUD Technologies, Inc.                                               1,000             1,950
 # Louisiana-Pacific Corp.                                             513,200        12,558,004
   LSB Corp.                                                             3,500            64,610
   LSI Industries, Inc.                                                366,457         3,642,583
 * LTX Corp.                                                             1,700            12,138
 * Luby's, Inc.                                                        715,200         5,106,528
   Lufkin Industries, Inc.                                             104,600         4,211,196
 * Lydall, Inc.                                                        507,300         5,671,614
 * Lynch Corp.                                                           6,200            86,800
 * M&F Worldwide Corp.                                                 572,976         7,477,337
   M/I Homes, Inc.                                                      45,400         2,052,534
 * Mac-Gray Corp.                                                      287,700         2,200,905
 * Madden (Steven), Ltd.                                                 3,000            56,580
   MAF Bancorp, Inc.                                                    88,083         4,043,010
*# Magic Lantern Group, Inc.                                            28,600            11,726
 * Magna Entertainment Corp.                                           158,300           949,800
 * Magnetek, Inc.                                                      804,600         5,318,406
*# Magnum Hunter Resources, Inc.                                     2,664,928        35,710,035
 * Main Street Restaurant Group, Inc.                                  258,064           374,193
   Maine & Maritimes Corp.                                                 400            10,200
 * MAIR Holdings, Inc.                                                 538,551         4,954,669
 * Management Network Group, Inc.                                      191,954           380,069
 * Manchester Technologies, Inc.                                       178,300           873,670
 * Manugistic Group, Inc.                                              587,363         1,615,248
 * Mapinfo Corp.                                                        14,003           167,336
 * Marisa Christina, Inc.                                               94,000           116,560
   Maritrans, Inc.                                                     108,500         1,958,425
 * Marlton Technologies, Inc.                                           96,500            67,550
 # Marsh Supermarkets, Inc. Class A                                     36,900           438,741
   Marsh Supermarkets, Inc. Class B                                     59,400           759,726
 * Marten Transport, Ltd.                                                  200             4,390
   MASSBANK Corp.                                                       63,149         2,342,828
 # Massey Energy Co.                                                   691,887        24,299,071
 * Mastec, Inc.                                                      1,192,600   $    10,005,914
 * Material Sciences Corp.                                             413,667         6,916,512
 * Matrix Bancorp, Inc.                                                  5,000            60,000
 * Matrix Service Co.                                                   11,200            83,440
 * Maxco, Inc.                                                          38,500           134,365
   Maxcor Financial Group, Inc.                                        103,500           941,850
*# Maxim Pharmaceuticals, Inc.                                         136,553           397,369
 * Maxtor Corp.                                                         31,100           118,802
 * Maxxam, Inc.                                                        105,500         3,163,945
 * Maxygen, Inc.                                                       120,411         1,214,947
 * Mayor's Jewelers, Inc.                                              291,200           183,456
 * McDATA Corp.                                                          5,300            29,945
   MCG Capital Corp.                                                    15,332           260,644
   McRae Industries, Inc. Class A                                       32,700           457,800
*# MCSi, Inc.                                                           27,200               137
 * MDI, Inc.                                                           187,600           165,088
 * Meade Instruments Corp.                                             561,529         1,780,047
 * Meadow Valley Corp.                                                  44,064           117,431
 * Meadowbrook Insurance Group, Inc.                                   439,000         2,225,730
 * MedCath Corp.                                                       277,864         6,035,206
   Media General, Inc. Class A                                          49,100         3,054,020
*# Medialink Worldwide, Inc.                                            63,000           196,497
 * Medical Resources, Inc.                                               1,619                 0
 * Medical Staffing Network Holdings,
     Inc.                                                                4,900            42,189
 * Medicore, Inc.                                                       58,600           393,206
 * MedQuist, Inc.                                                      471,073         5,711,760
   Merchants Group, Inc.                                                23,900           579,575
   Mercury Air Group, Inc.                                              39,650           156,618
 * Meridian Resource Corp.                                              33,600           229,488
 * Merisel, Inc.                                                         3,600            17,280
 * Merix Corp.                                                          38,703           421,089
 * Merrimac Industries, Inc.                                            35,170           323,564
 * Mesa Air Group, Inc.                                                  1,700            11,934
 * Mestek, Inc.                                                         13,500           244,620
 * Meta Group, Inc.                                                      8,700            46,284
 * Metals USA, Inc.                                                     30,859           578,606
 * MetaSolv, Inc.                                                      587,437         1,433,346
 * Metris Companies, Inc.                                            1,837,600        21,279,408
*# Metro One Telecommunications, Inc.                                  461,619           775,520
   MFB Corp.                                                            17,700           500,910
 * MFRI, Inc.                                                           59,900           419,300
   MGP Ingredients, Inc.                                               117,152         1,094,200
 * Michael Anthony Jewelers, Inc.                                       93,900           192,965
 * Micro Component Technology, Inc.                                     16,400            10,660
 * Micro Linear Corp.                                                  189,700           874,517
 * MicroFinancial, Inc.                                                125,000           488,750
 * Microtek Medical Holdings, Inc.                                     605,391         2,469,995
 * Microtune, Inc.                                                     147,400           881,452
   Midland Co.                                                          49,800         1,583,640
*# Midway Games, Inc.                                                   11,900           128,996
 * Midwest Air Group, Inc.                                             569,902         1,709,706
 * Mikohn Gaming Corp.                                                 167,400         1,364,310
 * Milacron, Inc.                                                    1,148,968         3,435,414
 * MIM Corp.                                                            13,100            84,757
   Minerals Technologies, Inc.                                         227,800        15,114,530
 * MIPS Technologies, Inc.                                             340,800         2,982,000
 * Misonix, Inc.                                                       114,490           722,432
 * Mission Resources Corp.                                             523,010         3,247,892
 * Mitcham Industries, Inc.                                            143,200         1,074,000
 * MKS Instruments, Inc.                                               216,621         3,680,391

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Mobile Mini, Inc.                                                   417,321   $    12,640,653
   Modine Manufacturing Co.                                            267,546         8,601,604
 * Mod-Pac Corp.                                                         9,843           119,100
 * Mod-Pac Corp. Class B                                                 3,878            46,924
 * Modtech Holdings, Inc.                                              428,114         3,493,410
 * Mondavi (Robert) Corp. Class A                                      331,025        18,636,708
 * Monterey Pasta Co.                                                  472,200         1,511,040
 * Moore Handley, Inc.                                                   2,000             6,450
 * Mothers Work, Inc.                                                    1,600            20,624
 * Motorcar Parts of America, Inc.                                      71,200           522,252
   Movado Group, Inc.                                                  527,300         9,702,320
   Movie Gallery, Inc.                                                  10,050           175,172
 * MPS Group, Inc.                                                   3,452,600        38,876,276
 * MRV Communications, Inc.                                            706,900         2,727,927
 * MSC.Software Corp.                                                  949,639         9,031,067
*# MTI Technology Corp.                                                    300               582
 * MTM Technologies, Inc.                                                6,200            26,040
   Mueller (Paul) Co.                                                    2,300            68,402
   Mueller Industries, Inc.                                          1,066,588        32,776,249
   Myers Industries, Inc.                                              480,533         5,444,439
   NACCO Industries, Inc. Class A                                      116,800        12,788,432
*# Nanogen, Inc.                                                       180,200           809,098
 * Nanometrics, Inc.                                                   384,220         6,251,259
*# Napco Security Systems, Inc.                                        109,440         1,083,456
   Nash Finch Co.                                                      380,824        14,132,379
 * Nashua Corp.                                                        116,000         1,218,000
 * Nassda Corp.                                                          4,224            18,079
 * NATCO Group, Inc. Class A                                            30,800           261,184
 * Nathan's Famous, Inc.                                               107,000           893,450
   National Home Health Care Corp.                                      53,533           615,094
 * National Patent Development Corp.                                   235,265           404,656
   National Presto Industries, Inc.                                    135,950         6,163,973
 * National Research Corp.                                              73,687         1,178,992
 * National RV Holdings, Inc.                                          238,050         2,316,227
 * National Technical Systems, Inc.                                    128,684           683,312
 * National Western Life Insurance Co.
     Class A                                                            24,300         3,941,217
 * Natrol, Inc.                                                        122,500           414,050
 * Natural Alternatives International, Inc.                             81,500           766,100
 * Nature Vision, Inc.                                                   2,100            13,629
 * Natus Medical, Inc.                                                 159,500         1,148,400
 * Navidec, Inc.                                                         4,188            18,008
 * Navigant International, Inc.                                        485,933         5,335,544
 * Navigators Group, Inc.                                               66,152         1,868,794
 * NCI Building Systems, Inc.                                          558,398        20,716,566
 * NCO Group, Inc.                                                   1,019,185        25,591,748
 * Neoforma, Inc.                                                      274,706         2,041,066
*# NeoMagic Corp.                                                      349,000           296,650
 * NES Rentals Holdings, Inc.                                              448             4,950
 * Net2Phone, Inc.                                                     736,843         2,527,371
   NetBank, Inc.                                                       302,082         3,102,382
 * NetIQ Corp.                                                       1,756,973        21,558,059
 * NetManage, Inc.                                                      83,916           478,321
 * NetRatings, Inc.                                                    520,510        10,410,200
 * Netscout System, Inc.                                                41,683           315,540
 * Network Engines, Inc.                                                 1,000             2,330
 * Network Equipment Technologies,
     Inc.                                                              500,900         4,763,559
 * Neurogen Corp.                                                       95,638           836,833
 * New Brunswick Scientific Co., Inc.                                  103,193           557,242
 * New Horizons Worldwide, Inc.                                        112,075           390,021
 * NewMarket Corp.                                                     312,420   $     5,995,340
 * Newpark Resources, Inc.                                             600,500         3,434,860
 * Newport Corp.                                                     1,099,118        13,563,116
   Niagara Corp.                                                       132,200         1,050,990
 * Nitches, Inc.                                                         4,047            26,585
 * NMS Communications Corp.                                            203,900         1,302,513
 * NMT Medical, Inc.                                                   123,900           525,336
 * Nobel Learning Communities, Inc.                                     83,500           605,375
 * Noel Group, Inc.                                                     95,400               620
 # Noland Co.                                                            3,000           129,540
 * Norstan, Inc.                                                       247,900           949,457
 * North America Galvanizing &
     Coatings, Inc.                                                     73,400           142,396
 * North American Scientific, Inc.                                      87,535           393,908
   North Central Bancshares, Inc.                                       39,900         1,549,118
   Northeast Bancorp                                                    21,200           481,240
   Northeast Pennsylvania Financial
     Corp.                                                               3,200            54,368
 * Northland Cranberries, Inc.                                             500               405
   Northrim BanCorp, Inc.                                                    0                14
 * Northwest Pipe Co.                                                   91,800         1,753,380
 * NovaMed, Inc.                                                        60,989           289,698
 * Nu Horizons Electronics Corp.                                       525,413         4,361,453
 * NumereX Corp. Class A                                                77,800           371,884
   NWH, Inc.                                                            52,900           790,855
 * NYFIX, Inc.                                                         424,763         2,714,236
   NYMAGIC, Inc.                                                       125,800         3,085,874
 * O'Charleys, Inc.                                                      8,200           155,800
 * O.I. Corp.                                                           51,900           559,430
 * Obie Media Corp.                                                     70,500           482,925
*# OCA, Inc.                                                         1,642,700         9,396,244
 * Ocwen Financial Corp.                                               677,430         6,320,422
 * Odd Job Stores, Inc.                                                175,300           394,425
 * Offshore Logistics, Inc.                                            758,300        28,739,570
*# Oglebay Norton Co.                                                   44,856            12,986
   Ohio Art Co.                                                          3,500            21,613
 * Ohio Casualty Corp.                                               1,923,814        41,323,525
 * Oil States International, Inc.                                      576,181        11,736,807
   Oil-Dri Corp. of America                                             47,700           763,200
 * Olympic Steel, Inc.                                                 244,300         6,596,100
 * OM Group, Inc.                                                      212,600         6,535,324
 * Omega Protein Corp.                                                 620,800         5,220,928
 * Omnova Solutions, Inc.                                              169,535           968,045
 * Omtool, Ltd.                                                         52,514           433,766
 * On Assignment, Inc.                                                 574,282         2,997,752
 * One Price Clothing Stores, Inc.                                      42,786               128
*# Oneida, Ltd.                                                        179,800           454,894
 # Onyx Acceptance Corp.                                               107,900         3,007,173
 * Opinion Research Corp.                                               89,900           567,719
 * Oplink Communications, Inc.                                         158,500           324,925
 * OPTi, Inc.                                                          168,800           243,072
 * Optical Cable Corp.                                                   1,591             8,623
 * Oregon Steel Mills, Inc.                                            630,912        11,343,798
 * Orthologic Corp.                                                    336,700         1,929,291
 * Oscient Pharmaceutical Corp.                                         37,018           120,679
 * OSI Systems, Inc.                                                   505,557        10,980,698
 * Osteotech, Inc.                                                       9,200            50,048
   Outlook Group Corp.                                                  59,300           422,809
   Overseas Shipholding Group, Inc.                                    754,775        49,581,170
 * OYO Geospace Corp.                                                  147,500         2,336,400
 * Pacific Premier Bancorp, Inc.                                        29,840           425,220

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Palm Harbor Homes, Inc.                                               8,327   $       129,984
 * PAR Technology Corp.                                                150,700         1,781,274
 * Paradyne Networks Corp.                                              11,300            43,844
   Park Electrochemical Corp.                                          214,150         4,516,424
 * Parker Drilling Co.                                               2,494,100        10,899,217
 * Park-Ohio Holdings Corp.                                             24,052           540,689
   Parkvale Financial Corp.                                             40,825         1,274,148
 * Parlex Corp.                                                        165,300         1,008,330
 * Parlux Fragrances, Inc.                                             212,495         3,810,035
 * Pathmark Stores, Inc.                                               917,840         5,057,298
 * Patrick Industries, Inc.                                             96,250         1,062,600
   PAULA Financial                                                      90,600           181,200
 * Paxson Communications Corp.                                         462,700           536,732
 * Payless Cashways, Inc.                                                4,184                 8
 * Payless ShoeSource, Inc.                                          1,235,500        14,430,640
 * PC Connection, Inc.                                                 499,993         3,514,951
 * PC-Tel, Inc.                                                        416,515         3,361,276
 * Pediatric Services of America, Inc.                                 220,500         2,273,355
 * Peerless Manufacturing Co.                                           20,100           300,495
 * Peerless Systems Corp.                                              120,900           172,887
 * Pegasus Solutions, Inc.                                             694,397         8,117,501
 * Pemstar, Inc.                                                       690,271         1,056,805
   Penford Corp.                                                        79,800         1,340,640
*# Penn Treaty American Corp.                                          235,200           423,360
   Penn-America Group, Inc.                                            338,675         5,015,777
   Pep Boys - Manny, Moe & Jack                                      1,917,700        30,203,775
 * Perceptron, Inc.                                                    246,900         1,696,203
*# Performance Food Group Co.                                           45,387         1,190,955
 * Pericom Semiconductor Corp.                                         469,792         4,124,774
 * Perry Ellis International, Inc.                                     146,507         2,796,819
 * Per-Se Technologies, Inc.                                           364,566         5,027,365
 * Pervasive Software, Inc.                                              6,000            23,940
 * Petrocorp, Inc. Escrow Shares                                       102,600             6,156
 * Pharmacopia Drug Discovery, Inc.                                    150,545           870,150
 * PharmChem, Inc.                                                      51,300             1,000
   Phillips-Van Heusen Corp.                                           967,900        26,423,670
 * Phoenix Technologies, Ltd.                                          184,401         1,495,492
 * Photronics, Inc.                                                    337,763         6,363,455
 * Pico Holdings, Inc.                                                 184,820         3,809,140
   Pinnacle Bancshares, Inc.                                            10,400           158,080
 * Pinnacle Entertainment, Inc.                                        508,400         9,242,712
 * Piper Jaffray Companies, Inc.                                        95,700         4,403,157
 * Planar Systems, Inc.                                                 17,800           189,748
 * PLATO Learning, Inc.                                                 22,932           160,295
 * Play By Play Toys and Novelties, Inc.                                 1,400                 3
 * Plexus Corp.                                                        349,497         4,805,584
 * PMA Capital Corp. Class A                                           613,520         6,104,524
   Pocahontas Bancorp, Inc.                                             69,800         1,092,370
*# PolyOne Corp.                                                       473,501         4,370,414
 * Pomeroy IT Solutions, Inc.                                          382,543         5,225,537
   Pope & Talbot, Inc.                                                 240,000         4,032,000
   PowerCerv Corp.                                                      20,666             6,200
 * Power-One, Inc.                                                         488             4,485
 * Powerwave Technologies, Inc.                                        613,937         4,965,522
 * PPT Vision, Inc.                                                     89,000            78,320
 * PRAECIS Pharmaceuticals, Inc.                                       926,447         1,954,803
   Preformed Line Products Co.                                          14,300           403,975
 * Premier Financial Bancorp                                             1,100            12,155
   Presidential Life Corp.                                             928,701        15,518,594
 * Pressure BioSciences, Inc.                                           56,400           172,020
 * PRG-Schultz International, Inc.                                     554,349         2,993,485
 * Price Communications Corp.                                          107,900   $     1,954,069
*# Pricesmart, Inc.                                                     91,659           728,689
 * Printronix, Inc.                                                     90,000         1,515,600
 * Procom Technology, Inc.                                               5,400             7,128
 * ProcureNet, Inc.                                                     22,400                22
   Programmers Paradise, Inc.                                           45,200           513,020
 * Protection One, Inc.                                                403,400           104,884
   Providence & Worcester Railroad Co.                                  47,100           579,330
   Provident Financial Holdings, Inc.                                   55,200         1,611,840
 * Province Healthcare Co.                                              65,913         1,479,088
 * PTEK Holdings, Inc.                                                 356,039         3,749,091
   Pulitzer, Inc.                                                      198,300        12,613,863
 * Pure World, Inc.                                                    100,500           170,850
   Pyramid Breweries, Inc.                                             110,100           236,715
 * QEP Co., Inc.                                                        20,600           324,656
   Quaker Fabric Corp.                                                 522,715         3,005,611
 * Quality Dining, Inc.                                                217,600           683,264
   Quanex Corp.                                                        513,302        30,284,818
 * Quanta Services, Inc.                                             3,321,450        25,608,380
 * Quantum Corp.                                                       498,800         1,426,568
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    11,250            69,863
 * QuickLogic Corp.                                                    413,565         1,009,099
 * Quigley Corp.                                                        14,400           116,352
 * Quovadx, Inc.                                                       501,945           958,715
 * R&B, Inc.                                                           121,800         3,045,000
 * Radiologix, Inc.                                                    227,692           853,845
 * RadiSys Corp.                                                         9,807           138,181
 * RailAmerica, Inc.                                                 1,176,038        15,053,286
 * Raindance Communictions, Inc.                                         2,100             4,851
   Raytech Corp.                                                        26,800            49,580
 * RCM Technologies, Inc.                                              234,100         1,193,910
 * Reading International, Inc. Class A                                 213,799         1,798,050
 * Reading International, Inc. Class B                                  14,660           120,945
 * RealNetworks , Inc.                                                     300             1,890
*# Redhook Ale Brewery, Inc.                                           126,500           442,750
 * Refac                                                                11,357            48,722
   Regal-Beloit Corp.                                                  776,083        21,893,301
 * Regent Communications, Inc.                                       1,370,528         7,825,715
 * Register.com, Inc.                                                   78,955           459,518
 * Reliability, Inc.                                                   100,400            79,316
 # Reliance Steel & Aluminum Co.                                       687,663        27,444,630
*# Relm Wireless Corp.                                                  59,254           121,471
 * Remec, Inc.                                                         784,042         4,727,773
 * RemedyTemp, Inc.                                                    184,200         2,029,884
 * Rent-Way, Inc.                                                      734,800         6,231,104
 * Reptron Electronics, Inc.                                             2,856            20,992
 * Republic First Bancorp, Inc.                                         73,203         1,120,006
 * Res-Care, Inc.                                                      528,510         7,927,650
   Resource America, Inc.                                              485,676        14,293,445
 * Restoration Hardware, Inc.                                           24,723           125,840
 * Retail Ventures, Inc.                                             1,056,073         7,741,015
 * Rex Stores Corp.                                                    350,850         6,174,960
 * Rexhall Industries, Inc.                                             38,798            16,683
   Richardson Electronics, Ltd.                                          6,300            70,245
   Riggs National Corp.                                                840,134        16,903,496
 * Riverside Group, Inc.                                                 1,500                12
 * Riverstone Networks, Inc.                                             9,900            10,643
   Riverview Bancorp, Inc.                                              56,600         1,219,221
 * Riviera Holdings Corp.                                                5,500           148,500
 * Riviera Tool Co.                                                     16,500            40,425

                                                                        SHARES            VALUE+
                                                                        ------            ------
   RLI Corp.                                                           209,779   $     8,737,295
 * Roadhouse Grill, Inc.                                                88,500            13,275
   Roanoke Electric Steel Corp.                                        140,900         2,534,791
   Robbins & Myers, Inc.                                               467,200        11,278,208
*# Robotic Vision Systems, Inc.                                         14,000             6,440
 * Rochester Medical Corp.                                              27,100           243,900
   Rock of Ages Corp.                                                   87,600           649,204
 * Rockford Corp.                                                      173,400           379,746
   Rock-Tenn Co. Class A                                             1,136,292        18,339,753
 * Rocky Shoes & Boots, Inc.                                            71,400         1,485,120
 * RTI International Metals, Inc.                                      678,950        14,631,373
 * RTW, Inc.                                                            93,850           856,851
 * Rubio's Restaurants, Inc.                                           168,769         2,241,252
   Ruddick Corp.                                                        71,791         1,565,762
 * Rudolph Technologies, Inc.                                            1,200            19,200
 * Rural/Metro Corp.                                                   134,500           464,025
 * Rush Enterprises, Inc. Class A                                      105,400         1,599,972
 * Rush Enterprises, Inc. Class B                                      105,400         1,699,048
   Russ Berrie & Co., Inc.                                             132,200         3,006,228
   Russell Corp.                                                     1,043,900        19,145,126
 * Ryan's Restaurant Group, Inc.                                       438,164         6,690,764
   Ryerson Tull, Inc.                                                  814,339        13,176,005
 * S&K Famous Brands, Inc.                                              78,600         1,259,172
 * Safeguard Scientifics, Inc.                                         993,100         1,996,131
 * SafeNet, Inc.                                                       298,243        10,635,345
 * Safety Components International,
     Inc.                                                                1,155            16,170
*# Salton, Inc.                                                        368,400         2,250,924
 * San Filippo (John B.) & Son, Inc.                                     2,000            44,400
 * Sands Regent Casino Hotel                                            15,492           185,129
 * Sangamo BioSciences, Inc.                                            14,100            65,847
 * SatCon Technology Corp.                                             101,000           205,030
   Saucony, Inc. Class B                                                45,800         1,128,512
   Sauer-Danfoss, Inc.                                                  25,900           514,374
 * SBS Technologies, Inc.                                              258,952         3,381,913
 * ScanSoft, Inc.                                                      172,704           630,370
 * Scheid Vineyards, Inc.                                               34,100           194,711
 * Schieb (Earl), Inc.                                                  75,600           223,020
 * Schlotzsky's, Inc.                                                  164,000             6,150
 * Scholastic Corp.                                                     20,696           681,726
 * Schuff International, Inc.                                          106,600           294,216
   Schulman (A.), Inc.                                                 834,581        17,901,762
   Schweitzer-Maudoit International,
     Inc.                                                               84,100         2,906,496
 * SCM Microsystems, Inc.                                              339,761         1,158,585
 * Scope Industries                                                      8,100           565,380
   SCPIE Holdings, Inc.                                                150,800         1,506,492
 * SCS Transportation, Inc.                                            480,278        10,157,880
   Seaboard Corp.                                                       26,240        19,680,000
 * Seabulk International, Inc.                                         557,000         6,639,440
 * SEACOR Holdings, Inc.                                               619,666        34,391,463
 * Secom General Corp.                                                  11,500            14,145
 * SED International Holdings, Inc.                                     11,350            10,499
 * SEEC, Inc.                                                            2,200               495
 * Segue Software, Inc.                                                 68,200           332,134
 * Selas Corp. of America                                               76,500           159,120
 * Selectica, Inc.                                                     930,002         3,580,508
   Selective Insurance Group, Inc.                                     874,647        39,175,439
 * Semitool, Inc.                                                       69,557           623,231
*# SEMX Corp.                                                           25,500             3,188
 * Seneca Foods Corp. Class B                                           10,500           195,773
 * Sequa Corp. Class A                                                  94,900   $     5,665,530
 * Sequa Corp. Class B                                                  28,900         1,741,225
 * Sequenom, Inc.                                                      684,151           608,894
 * Service Corp. International                                       4,053,908        28,620,590
 * Servotronics, Inc.                                                      400             1,700
 * Sharper Image Corp.                                                  18,475           353,981
*# Shaw Group, Inc.                                                  2,041,098        30,065,374
 * Shiloh Industries, Inc.                                             158,100         2,052,138
 * Shoe Carnival, Inc.                                                 403,465         5,261,184
 * Shoe Pavilion, Inc.                                                   9,500            25,840
 * Sholodge, Inc.                                                       71,600           327,212
 * ShopKo Stores, Inc.                                                 851,000        15,215,880
 * SIFCO Industries, Inc.                                               74,715           313,803
 * Sight Resource Corp.                                                  3,700                20
 * Sigmatron International, Inc.                                        16,800           228,312
*# Silicon Graphics, Inc.                                            1,681,500         2,707,215
   Simmons First National Corp.
     Class A                                                            88,193         2,557,597
 * SimpleTech, Inc.                                                    302,867         1,505,249
 * Sipex Corp.                                                         490,068         2,695,374
 * Sitel Corp.                                                         855,100         1,898,322
 * Six Flags, Inc.                                                   2,977,300        14,469,678
 * Skechers U.S.A., Inc. Class A                                       279,132         3,240,723
   Skyline Corp.                                                       118,700         4,908,245
   Skywest, Inc.                                                        32,400           616,572
 * Skyworks Solutions, Inc.                                            811,161         8,054,829
 * SL Industries, Inc.                                                     100             1,391
 * Smart & Final Food, Inc.                                            148,600         2,151,728
 * SmartDisk Corp.                                                       1,000               290
 * Smith & Wollensky Restaurant Group,
     Inc.                                                              160,400           744,256
   Smith (A.O.) Corp.                                                  695,500        20,899,775
   Smith (A.O.) Corp. Convertible
     Class A                                                            70,050         2,105,003
 * Smithway Motor Xpress Corp.
     Class A                                                            73,800           535,050
 * Sola International, Inc.                                            530,100        11,450,160
 * Somera Communications, Inc.                                          93,400           103,674
   Sonic Automotive, Inc.                                              947,993        23,538,666
*# Sonic Foundry, Inc.                                                  22,800            40,584
 * Sonic Innovations, Inc.                                              11,968            48,710
 * SonicWALL, Inc.                                                   1,217,220         7,485,903
   Sound Federal Bancorp, Inc.                                           3,840            58,372
 * SOURCECORP, Inc.                                                    491,436         8,172,581
   South Jersey Industries, Inc.                                       439,391        22,589,091
 * Southern Energy Homes, Inc.                                         180,800           835,296
 * Southwall Technologies, Inc.                                        131,500           147,280
   Southwest Gas Corp.                                                   1,700            43,180
 * Spacehab, Inc.                                                      122,200           281,060
   Span-American Medical System,
     Inc.                                                               24,000           276,000
 * SPAR Group, Inc.                                                      6,000             9,114
 * Spartan Stores, Inc.                                                288,619         1,500,819
 * Sparton Corp.                                                       126,528         1,229,854
 * Spectrum Control, Inc.                                              173,800         1,296,548
 * Spherion Corp.                                                    1,918,189        15,115,329
 * Spinnaker Exploration Co.                                         1,117,266        40,523,238
 * Sport Chalet, Inc.                                                   45,900           596,746
 * Sport Supply Group, Inc.                                            105,400           216,070
 * Sport-Haley, Inc.                                                    60,800           279,984
 * SportsLine.com, Inc.                                                222,300           384,579

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# SR Telecom, Inc.                                                     11,987   $        36,321
 * SRI/Surgical Express, Inc.                                           52,500           274,050
 * Stage Stores, Inc.                                                   28,886         1,184,037
 * Stamps.com, Inc.                                                     13,048           201,853
   Standard Commercial Corp.                                           417,680         7,860,738
 * Standard Management Corp.                                           134,600           484,560
 * Standard Microsystems Corp.                                          17,100           420,318
   Standard Motor Products, Inc.                                       473,850         7,387,322
   Standard Register Co.                                               732,799         9,643,635
   Star Buffet, Inc.                                                     7,200            42,624
   Starrett (L.S.) Co. Class A                                          64,600         1,284,248
   State Financial Services Corp.
     Class A                                                            55,141         1,626,660
 # Steel Dynamics, Inc.                                                716,388        29,035,206
   Steel Technologies, Inc.                                            395,313        11,574,765
 * SteelCloud, Inc.                                                      5,900            11,741
 * Steinway Musical Instruments, Inc.                                  214,300         6,058,261
 * Stellent, Inc.                                                      558,711         4,385,881
   Stepan Co.                                                          129,000         3,285,630
   Stephan Co.                                                          51,500           209,090
 * Sterling Construction Co., Inc.                                         700             3,360
   Stewart & Stevenson Services, Inc.                                  841,400        16,828,000
 * Stewart Enterprises, Inc.                                         3,241,201        24,049,711
   Stewart Information Services Corp.                                  594,300        25,941,195
 * Stifel Financial Corp.                                               47,029         1,131,047
 * Stillwater Mining Co.                                             1,146,980        13,603,183
 * Stone Energy Corp.                                                  109,100         5,234,618
 * Stoneridge, Inc.                                                    667,200        10,148,112
 * StorageNetworks, Inc. Escrow
     Shares                                                            362,800             9,832
 * Stratagene Corp.                                                     35,039           240,333
 * Strategic Diagnostics, Inc.                                           3,550             8,982
 * Strategic Distribution, Inc.                                         65,178           739,770
 * Stratos International, Inc.                                         240,913           978,107
 * Stratus Properties, Inc.                                             94,450         1,401,638
   Stride Rite Corp.                                                 1,197,500        13,184,475
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                     241,100                 0
   Summa Industries, Inc.                                               41,800           379,544
 * SumTotal Systems, Inc.                                               11,597            63,668
 * Suncoast Naturals, Inc.                                                 624               119
 * Sundance Homes, Inc.                                                 25,500                89
 * SunLink Health Systems, Inc.                                         65,400           343,350
*# Sunrise Senior Living, Inc.                                         657,700        28,248,215
   Sunrise Telecom, Inc.                                                 3,200             8,480
 * Suntron Corp.                                                        92,475           305,168
 * Superior Consultant Holdings Corp.                                    3,000            19,680
 # Superior Industries International, Inc.                             155,500         4,392,875
   Superior Uniform Group, Inc.                                        136,600         1,901,472
   Supreme Industries, Inc.                                             56,610           346,453
   SureWest Communications                                               1,800            51,246
 * Swift Energy Corp.                                                  894,205        27,130,180
   SWS Group, Inc.                                                     267,400         5,644,814
 * Sycamore Networks, Inc.                                           1,528,773         5,732,899
 * Sykes Enterprises, Inc.                                             804,729         5,431,921
 * Symmetricom, Inc.                                                   165,741         1,790,003
 * Syms Corp.                                                          343,900         4,260,921
 * Synalloy Corp.                                                       88,350           861,413
   Sypris Solutions, Inc.                                              319,041         5,190,797
 * Systemax, Inc.                                                      473,900         3,269,910
 * T-3 Energy Services, Inc.                                               880             5,887
*# Tag-It Pacific, Inc.                                                 44,600   $       200,700
*# Taitron Components, Inc.                                              6,500            16,185
 * TALK America Holdings, Inc.                                          29,600           187,072
   Tandy Brand Accessories, Inc.                                        63,700           910,209
 * Tarrant Apparel Group                                               287,100           534,006
   Tasty Baking Co.                                                    241,200         2,018,844
   TB Wood's Corp.                                                      92,900           503,518
*# TeamStaff, Inc.                                                      86,000           171,140
 * Technical Communications Corp.                                        6,300            41,895
 * Technitrol, Inc.                                                     58,200         1,003,950
 * Technology Solutions Corp.                                           54,800            51,512
 * TechTeam Global, Inc.                                               234,500         2,204,300
   Tecumseh Products Co. Class A                                       432,899        19,822,445
   Tecumseh Products Co. Class B                                        15,600           683,280
 * Tegal Corp.                                                          66,300            86,853
 * Teleglobe International Holdings, Ltd.                              126,155           432,712
 * TeleTech Holdings, Inc.                                              15,524           151,669
 * Terayon Communication Systems,
     Inc.                                                              121,300           241,387
 * Terex Corp.                                                         794,713        36,429,644
*# Terra Industries, Inc.                                            2,151,200        17,639,840
 * Tesoro Petroleum Corp.                                            1,637,600        54,237,312
   Texas Industries, Inc.                                              671,957        40,317,420
   TF Financial Corp.                                                   36,200         1,172,337
 * The Banc Corp.                                                      113,337           890,829
 * The Lamson & Sessions Co.                                           166,100         1,503,205
   The Marcus Corp.                                                    625,200        14,285,820
 * The Mens Warehouse, Inc.                                             53,000         1,677,450
 * The Mosaic Co.                                                      102,203         1,776,288
 # The Phoenix Companies, Inc.                                       1,918,400        23,404,480
 * The Rowe Companies                                                    9,400            47,470
 * The Sports Authority, Inc.                                           91,200         2,600,112
 * The Sports Club Co., Inc.                                           115,700           195,533
 * Theragenics Corp.                                                   935,100         3,927,420
 * TheStreet.com, Inc.                                                 259,000         1,126,650
 * Third Wave Technologies, Inc.                                       121,541           979,620
   Thomas Industries, Inc.                                               1,400            54,852
 * Thoratec Corp.                                                        3,357            33,570
 * THQ, Inc.                                                            40,085           860,224
 * Three-Five Systems, Inc.                                            674,600         1,308,724
 * TIBCO Software, Inc.                                                  1,395            16,043
*# Tickets.com, Inc.                                                    14,500            10,875
 * Tier Technologies, Inc. Class B                                      12,400           109,492
 * TII Network Technologies, Inc.                                       98,200           143,372
   Timberland Bancorp, Inc.                                             56,400         1,381,800
 * Timco Aviation Services, Inc.                                        11,922             4,292
 * Time Warner Telecom, Inc.                                           321,103         1,216,980
 * Tipperary Corp.                                                     126,900           597,699
 # Titan International, Inc.                                           260,900         3,256,032
 * Titan Pharmaceuticals, Inc.                                         304,598           761,495
 * TL Administration Corp.                                               1,700                30
   Todd Shipyards Corp.                                                 81,650         1,398,665
 * Todhunter International, Inc.                                        73,100           871,352
 * Tollgrade Communications, Inc.                                       14,567           155,721
*# Torch Offshore, Inc.                                                276,800           547,787
*# Tower Automotive, Inc.                                            1,817,750         3,271,950
   Traffix, Inc.                                                       250,900         1,643,395
 * Trailer Bridge, Inc.                                                111,200           722,800
 * Trammell Crow Co.                                                   346,200         5,920,020
 * Trans World Entertainment Corp.                                   1,067,874        12,045,619
 * Transcat, Inc.                                                       60,000           180,000

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Transgenomic, Inc.                                                   41,488   $        50,615
   Trans-Lux Corp.                                                       2,746            17,300
*# Transmeta Corp.                                                      59,900           101,231
 * TransMontaigne, Inc.                                                639,824         3,474,244
 * Transport Corp. of America                                           20,000           147,200
*# Transpro, Inc.                                                      191,600         1,165,886
 * Transtechnology Corp.                                                97,300           734,615
 * TRC Companies, Inc.                                                   9,700           173,048
   Tredegar Industries, Inc.                                         1,206,800        22,482,684
*# Trenwick Group, Ltd.                                                199,776             2,397
*# Trestle Holdings, Inc.                                                5,240             8,515
 * Triad Guaranty, Inc.                                                 58,324         3,499,440
*# Trico Marine Services, Inc.                                         684,930           239,726
   Trinity Industries, Inc.                                          1,308,800        46,266,080
 * Tripos, Inc.                                                          7,200            37,368
 * Triquint Semiconductor, Inc.                                        783,552         3,392,780
 * Triumph Group, Inc.                                                 509,917        20,682,234
 * TriZetto Group, Inc.                                                825,529         5,844,745
*# Trump Hotels & Casino Resorts, Inc.                                 271,100           225,013
 * Tumbleweed Communications Corp.                                      37,100           129,850
 * Tut Systems, Inc.                                                    13,500            53,325
 * Tweeter Home Entertainment Group,
     Inc.                                                              750,552         4,811,038
   Twin Disc, Inc.                                                      37,400           939,114
 * U.S. Concrete, Inc.                                                 556,554         4,046,148
*# U.S. Diagnostic, Inc.                                                20,800                 2
 * U.S. Energy Corp. Wyoming                                            25,700            76,843
 * U.S. Xpress Enterprises, Inc. Class A                               163,490         4,250,740
   UICI                                                                976,000        32,598,400
*# Ultimate Electronics, Inc.                                              600             1,836
   UMB Financial Corp.                                                 587,820        32,923,798
*# Unapix Entertainment, Inc.                                            9,300                38
 * Unico American Corp.                                                 72,700           543,069
 * Unifi, Inc.                                                       1,634,466         6,080,214
   Unifirst Corp.                                                      276,600         7,645,224
 * United American Healthcare Corp.,                                    17,950           110,393
   United Auto Group, Inc.                                           1,480,400        42,221,008
   United Community Financial Corp.                                    773,935         8,892,513
   United Fire & Casualty Co.                                           44,450         2,960,370
 * United Rentals, Inc.                                              1,818,000        32,487,660
 * United Retail Group, Inc.                                           304,501         1,263,679
 * Universal Access Global Holdings,
     Inc.                                                                   50                 7
 * Universal American Financial Corp.                                  133,566         1,783,106
 * Universal Compression Holdings,
     Inc.                                                              994,984        37,112,903
   Universal Corp.                                                      40,300         1,961,804
   Universal Forest Products, Inc.                                      73,043         3,152,536
 * Universal Stainless & Alloy Products,
     Inc.                                                              118,900         1,750,208
   Unizan Financial Corp.                                               18,431           475,151
 * Urologix, Inc.                                                       45,500           323,960
*# URS Corp.                                                         1,379,596        41,443,064
 * USA Truck, Inc.                                                      71,600           887,124
   USEC, Inc.                                                        2,683,002        28,252,011
   USF Corp.                                                           880,801        32,563,213
*# V.I. Technologies, Inc.                                                 100                67
 * Vail Resorts, Inc.                                                1,011,723        23,016,698
*# Valence Technology, Inc.                                              4,800            17,280
   Valhi, Inc.                                                         176,952         2,744,526
   Valley National Gases, Inc.                                          13,800           176,640
 * Valpey Fisher Corp.                                                  10,350   $        35,190
 * ValueClick, Inc.                                                     36,264           467,806
 * Vastera, Inc.                                                       706,795         1,307,571
 * Verilink Corp.                                                      119,978           419,923
 * Veritas DGC, Inc.                                                 1,075,700        25,171,380
 * Verso Technologies, Inc.                                            315,828           255,821
 * VerticalBuyer Inc.                                                    7,773               233
   Vesta Insurance Group, Inc.                                       1,141,300         4,291,288
   Viad Corp.                                                           50,300         1,206,697
 * Vical, Inc.                                                         513,518         2,208,127
 * Vicon Industries, Inc.                                               71,500           404,690
 * Viewpoint Corp.                                                       1,400             3,668
 * Vignette Corp.                                                      927,600         1,178,052
   Vintage Petroleum, Inc.                                             818,635        19,851,899
 * Virco Manufacturing Corp.                                            60,786           468,052
   Visteon Corp.                                                     3,485,965        29,491,264
 * Visual Networks, Inc.                                                26,900            86,618
*# Vitech America, Inc.                                                    700                 2
 * Vitesse Semiconductor, Inc.                                             800             2,608
 * Volt Information Sciences, Inc.                                     402,800        12,285,400
   Vulcan International Corp.                                           11,200           504,000
*# Vyyo, Inc.                                                          142,014         1,029,602
 * Warnaco Group, Inc.                                                  39,404           782,957
   Washington Savings Bank FSB                                          31,750           428,625
   Waste Industries USA, Inc.                                          238,100         2,731,007
 * WatchGuard Technologies, Inc.                                     1,021,602         4,188,568
 * Water Pik Technologies, Inc.                                        106,700         1,835,240
 * Waterlink, Inc.                                                       1,100                 0
   Watsco, Inc. Class A                                                 31,600         1,045,012
   Wausau-Mosinee Paper Corp.                                        1,221,099        21,918,727
 * WCI Communities, Inc.                                               186,100         4,767,882
 * Webb Interactive Services, Inc.                                       4,200             1,722
 * Webco Industries, Inc.                                               93,900           704,250
 * Weider Nutrition International, Inc.                                166,500           705,960
   Weis Markets, Inc.                                                   26,400         1,013,760
   Wellco Enterprises, Inc.                                                100             1,480
   Wellman, Inc.                                                       864,400         8,894,676
*# Wells-Gardner Electronics Corp.                                      61,241           323,352
 * Westaff, Inc.                                                       192,900           588,345
   Westbank Corp.                                                        1,143            21,054
 * Westcoast Hospitality Corp.                                         290,000         1,470,300
 * Western Power & Equipment Corp.                                       4,091             6,750
 * White Electronics Designs Corp.                                      11,000            73,700
 * Whitehall Jewelers, Inc.                                            374,500         3,100,860
*# WHX Corp.                                                           114,633            89,414
 * Wickes, Inc.                                                         49,400               222
 * Wild Oats Markets, Inc.                                              19,100           136,756
 * Williams Industries, Inc.                                             3,400            11,900
 * Willis Lease Finance Corp.                                          132,900         1,182,810
 * Wilshire Enterprises, Inc.                                          113,590           684,948
 * Wilson Greatbatch Technologies, Inc.                                 25,800           517,290
 * Wilsons The Leather Experts, Inc.                                   477,301         2,386,505
 * Wind River Systems, Inc.                                             79,487           961,793
 # Winn-Dixie Stores, Inc.                                             149,300           597,200
 * Wireless WebConnect!, Inc.                                            4,500                13
 * Wolverine Tube, Inc.                                                477,600         5,072,112
   Woodhead Industries, Inc.                                               490             7,389
   Woodward Governor Co.                                                 3,665           266,995
 * Worldwide Restaurant Concepts,
     Inc.                                                              794,905         2,599,339
 * Xanser Corp.                                                        259,400           731,508

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Xeta Corp.                                                           30,500   $        90,585
 * Zapata Corp.                                                         31,610         1,992,062
 * Zhone Technologies, Inc.                                             16,984            41,441
   Ziegler Companies, Inc.                                               8,200           162,975
*# Zoltek Companies, Inc.                                              308,448         2,837,722
 * Zomax, Inc.                                                       1,040,946         3,580,854
 * Zones, Inc.                                                         173,400         1,062,942
 * Zoran Corp.                                                         633,599         7,508,148
 * Zygo Corp.                                                          440,078         5,113,706
 * ZymeTx, Inc.                                                          1,100                47
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $4,679,994,078)                                                            6,192,873,354
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp.
     Warrants Series 1 10/01/07                                            257                 0
 * American Banknote Corp.
     Warrants Series 2 10/01/07                                            257                 0
*# Angeion Corp. Warrants 10/31/07                                         315                16
 * Chart Industries, Inc. Warrants
     09/15/10                                                                3                46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                 142,110           781,605
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                           40,500                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                  19,927            21,920
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                          927,100                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                   4,082                 1
 * Imperial Sugar Co. Warrants
     08/29/08                                                            9,694            21,327
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                            3,433               120
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                           10,609               398
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                   9,740             5,941
 * Milltope Group, Inc. Contigent Value
     Rights                                                             53,600                 0
   PMR Corp. Contingent Value
     Rights 08/05/04                                                   105,000               105
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                           25,879                 3
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175)                                                                      831,482
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                     (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                          $            40   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                        6                 0
                                                                                 ---------------
TOTAL BONDS
  (Cost $0)                                                                                    0
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (5.6%)
 Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $275,171,000
   U.S. Treasury Notes 4.75%,
   maturities ranging from 01/01/08 to
   05/15/14, valued at $280,885,271)
   to be repurchased at $277,574,692
   (Cost $277,559,735)^                                                277,560       277,559,735
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $88,657,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $89,037,339) to be
   repurchased at $88,115,601
   (Cost $88,111,000)                                                   88,111        88,111,000
                                                                                 ---------------
TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $365,670,735)                                                                365,670,735
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,051,771,988)                                                          $ 6,559,375,571
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. SMALL CAP SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
 COMMON STOCKS -- (91.8%)
 * 1-800 CONTACTS, Inc.                                                 30,578   $       626,543
 * 1-800-FLOWERS.COM, Inc.                                              67,023           556,291
   1st Independence Financial Group, Inc.                                1,100            20,735
   1st Source Corp.                                                     44,731         1,174,189
 # 21st Century Holding Co.                                              1,650            21,631
   21st Century Insurance Group                                        184,700         2,397,406
 * 24/7 Real Media, Inc.                                                 3,180            12,020
 * 3-D Systems Corp.                                                    24,600           396,306
 * 4Kids Entertainment, Inc.                                            31,200           637,416
*# 8X8, Inc.                                                            19,200            70,848
*# 99 Cents Only Stores                                                159,900         2,385,708
 * @Road, Inc.                                                         125,400           756,162
 * A. B. Watley Group, Inc.                                              9,400             2,256
 * A.C. Moore Arts & Crafts, Inc.                                       44,800         1,289,792
 * A.D.A.M., Inc.                                                          700             2,590
*# aaiPharma, Inc.                                                      47,250           146,002
 * Aames Investment Corp.                                                   33               360
 * AAON, Inc.                                                           13,100           208,290
 * AAR Corp.                                                            74,183         1,014,082
   Aaron Rents, Inc.                                                    40,100           972,826
   Aaron Rents, Inc. Class A                                             8,550           187,672
 * Abaxis, Inc.                                                         18,300           229,482
   ABC Bancorp                                                           8,310           172,017
 * Abgenix, Inc.                                                       204,317         2,073,818
 * Abiomed, Inc.                                                        50,270           763,099
 * Able Laboratories, Inc.                                              39,700           863,475
 * Ablest, Inc.                                                          2,100            15,582
   ABM Industries, Inc.                                                111,600         2,449,620
   Abrams Industries, Inc.                                                 200               780
 * ABX Air, Inc.                                                        66,600           523,476
 * Acacia Research-Acacia Technologies                                  20,960            95,368
 * Acacia Research-CombiMatrix                                          18,034            60,594
 * Accelrys, Inc.                                                       56,300           352,438
*# Access Pharmaceuticals, Inc.                                         35,600           124,600
 * Acclaim Entertainment, Inc.                                          12,500               121
 * Accredited Home Lenders Holding Co.                                  27,382         1,176,057
 * Accredo Health, Inc.                                                108,400         2,934,388
 * ACE Cash Express, Inc.                                               30,342           809,373
 * ACE*COMM Corp.                                                        7,500            16,500
   Aceto Corp.                                                          36,950           628,150
 * Aclara BioSciences, Inc.                                             60,271           251,933
 * Acme Communications, Inc.                                            36,700           215,796
   Acme United Corp.                                                     3,400            41,310
 * ACT Manufacturing, Inc.                                                 800                 4
 * ACT Teleconferencing, Inc.                                           27,900            31,527
 * Actel Corp.                                                          58,135           997,597
   Action Performance Companies, Inc.                                   42,200           455,338
 * ActivCard Corp.                                                      92,943           739,826
 * Active Power, Inc.                                                   96,856           440,695
 * Actuant Corp.                                                        54,680         2,571,054
 * Actuate Corp.                                                       141,900           336,303
   Acuity Brands, Inc.                                                  27,700           815,211
   Adams Resources & Energy, Inc.                                        4,200            74,550
 * Adaptec, Inc.                                                       239,400         1,867,320
 * ADDvantage Technologies Group, Inc.                                   4,200            22,050
 * ADE Corp.                                                            13,300           245,518
 * Adept Technology, Inc.                                                7,000   $        11,550
 * Administaff, Inc.                                                    59,900           892,510
 * Adolor Corp.                                                         89,400         1,236,402
 * Advanced Digital Information Corp.                                  146,200         1,342,116
 * Advanced Energy Industries, Inc.                                     75,200           642,960
 * Advanced Magnetics, Inc.                                             12,300           172,815
   Advanced Marketing Services, Inc.                                    42,250           454,187
*# Advanced Medical Optics, Inc.                                        77,000         3,201,660
 * Advanced Neuromodulation Systems, Inc.                               46,398         1,674,968
 * Advanced Nutraceuticals, Inc.                                           700             2,450
*# Advanced Photonix, Inc.                                               9,000            14,940
 * Advanced Power Technology, Inc.                                      22,995           172,692
   Advanta Corp. Class A                                                22,117           494,978
   Advanta Corp. Class B Non-Voting                                     42,042         1,003,963
 * Advent Software, Inc.                                                76,385         1,528,464
   Advo, Inc.                                                           70,250         2,466,477
 * Aehr Test Systems                                                     7,100            15,478
 * AEP Industries, Inc.                                                 13,000           142,220
 * AeroCentury Corp.                                                       300               825
 * Aeroflex, Inc.                                                      171,250         2,097,812
 * Aeropostale, Inc.                                                   100,850         2,874,225
 * Aerosonic Corp.                                                       3,900            22,893
 * Aether Systems, Inc.                                                 97,242           361,740
 * Aetrium, Inc.                                                         9,300            33,480
*# AFC Enterprises, Inc.                                                39,800           958,384
 * Affiliated Managers Group, Inc.                                      55,050         3,489,069
 * Aftermarket Technology Corp.                                         45,950           800,449
 * Agile Software Corp.                                                120,771         1,009,646
*# Agility Capital, Inc.                                                 5,900                38
   Agilysys, Inc.                                                       74,088         1,224,675
 * Air Methods Corp.                                                    23,570           171,354
 * AirGate PCS, Inc.                                                     5,100           165,597
 * AirNet Systems, Inc.                                                 22,200            73,260
 * Airspan Networks, Inc.                                               83,300           457,317
 * Airtran Holdings, Inc.                                              196,800         2,326,176
 * AK Steel Holding Corp.                                              250,200         3,230,082
*# Akamai Technologies, Inc.                                            82,588         1,069,515
*# Akorn, Inc.                                                          19,500            81,120
*# Aksys, Ltd.                                                          67,191           444,133
   Alabama National Bancorporation                                      38,689         2,446,305
   Alamo Group, Inc.                                                    12,500           261,250
 * Alaska Air Group, Inc.                                               68,000         2,123,640
 * Alaska Communications Systems Group, Inc.                            22,200           190,698
   Albany International Corp. Class A                                   68,872         2,303,768
 * Albany Molecular Research, Inc.                                      71,360           764,979
   Albemarle Corp.                                                      78,881         3,142,619
 * Alderwoods Group, Inc.                                                6,000            63,480
   Aldila, Inc.                                                          4,633            60,275
   Alexander & Baldwin, Inc.                                            72,795         3,079,956
 * Alexion Pharmaceuticals, Inc.                                        63,500         1,313,180
   Alfa Corp.                                                          184,078         2,788,782
 * Alico, Inc.                                                           7,000           390,320
 * Align Technology, Inc.                                              135,310         1,430,227
 * Alkermes, Inc.                                                      206,211         2,843,650
 * All American Semiconductor, Inc.                                      4,000            24,400
   Allegheny Technologies, Inc.                                        130,813         2,877,886

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Allen Organ Co. Class B                                                 800   $        52,308
   ALLETE, Inc.                                                         68,000         2,475,200
 * Alliance Gaming Corp.                                               117,360         1,418,882
 * Alliance Imaging, Inc.                                              111,000         1,043,400
 * Alliance Semiconductor Corp.                                         79,000           276,500
 * Allied Defense Group, Inc.                                           12,400           253,952
 * Allied Healthcare International, Inc.                                36,000           193,680
 * Allied Healthcare Products, Inc.                                      6,700            41,473
 * Allied Holdings, Inc.                                                 8,300            21,289
 * Allied Motion Technologies, Inc.                                      2,900            19,868
 * Allmerica Financial Corp.                                            27,600           898,380
 * Allos Therapeutics, Inc.                                             61,410           128,961
 * Allou HealthCare, Inc. Class A                                          100                 0
 * Alloy, Inc.                                                          71,200           320,400
 * Allscripts Healthcare Solutions, Inc.                                91,149           897,818
 * Almost Family, Inc.                                                   1,600            19,680
 * Alpha Technologies Group, Inc.                                        7,100             7,100
   Alpharma, Inc. Class A                                               93,400         1,551,374
   Alpine Group, Inc.                                                   13,500            29,025
 * Alteon, Inc.                                                         61,700            51,211
 * Altiris, Inc.                                                        61,300         1,716,400
   Ambassadors Group, Inc.                                               9,800           340,844
   Ambassadors International, Inc.                                       9,800           134,652
 * AMC Entertainment, Inc.                                              64,200         1,240,986
 * Amcast Industrial Corp.                                               8,500             4,675
   AMCOL International Corp.                                            67,500         1,363,500
   Amcore Financial, Inc.                                               57,060         1,856,162
 * Amedisys, Inc.                                                       33,393         1,099,298
 * AMEN Properties, Inc.                                                 1,975             7,702
 * Amerco, Inc.                                                         13,900           571,985
 * America Services Group, Inc.                                         24,758           620,188
*# America West Holdings Corp. Class B                                  80,800           469,448
 * American Banknote Corp.                                                  88                12
 * American Biltrite, Inc.                                               3,400            40,460
*# American Business Financial Services, Inc.                            5,074            17,658
 * American Claims Evaluation, Inc.                                      1,000             2,430
 * American Dental Partners, Inc.                                       10,500           192,255
   American Ecology Corp.                                               14,350           173,348
   American Greetings Corp. Class A                                     83,900         2,233,418
*# American Healthways, Inc.                                            75,600         2,521,260
 * American Independence Corp.                                           8,400           124,152
 # American Italian Pasta Co.                                           40,100           772,326
 * American Locker Group, Inc.                                             300             3,855
 * American Medical Security Group, Inc.                                27,400           885,842
 * American Medical Systems Holdings, Inc.                              77,433         2,954,843
   American Pacific Corp.                                                7,100            59,285
 * American Physicians Capital, Inc.                                    19,400           646,214
   American Physicians Services Group, Inc.                                100             1,015
 * American Retirement Corp.                                            56,600           449,970
 * American Science & Engineering, Inc.                                 17,200           635,712
   American Shared Hospital Services                                     5,100            26,877
   American Software, Inc. Class A                                      46,205           274,920
   American States Water Co.                                            38,350           997,483
 * American Superconductor Corp.                                        63,799           883,361
 * American Technical Ceramics Corp.                                     8,000            80,080
 # American Vanguard Corp.                                                 621            23,753
 * American West Bancorporation                                          3,552            74,592
   American Woodmark Corp.                                              37,876         1,523,751
   Americana Bancorp                                                     2,712   $        42,443
 * America's Car-Mart, Inc.                                             18,000           660,600
*# AMERIGROUP Corp.                                                     49,500         3,415,500
 * AmeriServe Financial, Inc.                                           29,200           151,840
   Ameristar Casinos, Inc.                                              62,362         2,510,070
   Ameron International Corp.                                           18,600           706,428
   AmerUs Group Co.                                                     46,844         2,040,993
 * Amistar Corp.                                                         1,600             5,440
 * Amkor Technology, Inc.                                              151,073           830,901
 * AML Communications, Inc.                                              7,800             7,098
 * AMN Healthcare Services, Inc.                                        65,100         1,041,600
   Ampco-Pittsburgh Corp.                                                9,600           129,312
 * Ampex Corp. Class A                                                   5,925            67,545
*# AMR Corp.                                                            82,700           746,781
   Amrep Corp.                                                           6,500           115,635
 * Amsurg Corp.                                                         69,833         1,795,419
 * Amtech Systems, Inc.                                                  1,900             8,075
 * AMX Corp.                                                            11,000           194,150
*# Anadigics, Inc.                                                      69,900           235,563
 * Analex Corp.                                                         29,000           117,450
   Analogic Corp.                                                       29,400         1,332,408
 * Analysts International Corp.                                         52,200           174,870
*# Analytical Surveys, Inc.                                                730             1,905
 * Anaren, Inc.                                                         44,500           597,813
   Anchor Bancorp Wisconsin, Inc.                                       53,040         1,549,298
   Andersons, Inc.                                                       8,200           187,616
 * Andrx Group                                                           2,600            46,280
 * Angeion Corp.                                                           215               555
   Angelica Corp.                                                       16,100           408,135
 * Angelo & Maxie's, Inc.                                                2,016             1,502
 * AngioDynamics, Inc.                                                   7,332           117,312
 * Anika Therapeutics, Inc.                                              9,900            93,555
 # Anixter International, Inc.                                          81,400         3,071,222
 * Ansoft Corp.                                                         29,635           534,023
 * AnswerThink, Inc.                                                   100,625           453,819
 * Ansys, Inc.                                                          71,200         2,185,128
 * Anteon International Corp.                                           82,400         3,050,448
 * Anthony & Sylvan Pools Corp.                                          3,768            20,159
*# Antigenics, Inc.                                                    104,613           985,454
 * AP Pharma, Inc.                                                      45,823            56,821
 * APA Enterprises, Inc.                                                11,800            25,488
 * APAC Customer Services, Inc.                                        106,450           180,965
 * Aphton Corp.                                                         86,739           286,239
   Apogee Enterprises, Inc.                                             62,815           915,843
*# Apogee Technology, Inc.                                               5,400            20,628
 * Applera Corp. - Celera Genomics Group                                 2,900            40,832
 * Applica, Inc.                                                        55,400           279,770
 * Applied Extrusion Technologies, Inc.                                 21,500             3,655
 * Applied Films Corp.                                                  33,261           737,064
 * Applied Imaging Corp.                                                15,100             6,946
   Applied Industrial Technologies, Inc.                                43,100         1,795,115
 * Applied Innovation, Inc.                                             15,100            54,058
 * Applied Micro Circuits Corp.                                        133,400           490,912
   Applied Signal Technologies, Inc.                                    25,700           975,572
 * Applix, Inc.                                                         26,500           117,395
 * Apria Healthcare Group, Inc.                                         55,300         1,696,051
 * Apropos Technology, Inc.                                             36,800           110,032
   Aptargroup, Inc.                                                     38,500         2,023,175
 * aQuantive, Inc.                                                     141,025         1,225,507
 * Aquila, Inc.                                                        533,900         1,868,650

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Aradigm Corp.                                                        82,790   $       125,841
 * Arch Capital Group, Ltd.                                              5,900           229,805
   Arch Chemicals, Inc.                                                 53,822         1,571,602
   Arctic Cat, Inc.                                                     32,230           860,863
*# Ardent Communications, Inc.                                          12,900                19
 * Arena Pharmaceuticals, Inc.                                          56,778           317,962
 * ARGON ST, Inc.                                                       14,214           367,574
 * Argonaut Group, Inc.                                                 61,101         1,214,688
 * Argonaut Technologies, Inc.                                          11,600            10,788
 * Argosy Gaming Corp.                                                  64,800         3,017,088
 * Ariad Pharmaceuticals, Inc.                                         120,706           696,474
 * Ariba, Inc.                                                         145,121         2,394,496
   Ark Restaurants Corp.                                                 2,700            81,135
   Arkansas Best Corp.                                                  57,300         2,470,776
 * Arlington Hospitality, Inc.                                           4,900            14,210
 * Armor Holdings, Inc.                                                 72,100         3,112,557
*# Armstrong Holdings, Inc.                                              4,400            11,440
*# Arotech Corp.                                                        90,691           159,616
 * Arqule, Inc.                                                         64,374           356,632
 * Array BioPharma, Inc.                                                66,103           552,621
 # Arrhythmia Research Technology, Inc.                                  5,800           146,740
 * Arris Group, Inc.                                                   200,000         1,138,000
   Arrow Financial Corp.                                                10,239           328,774
   Arrow International, Inc.                                           100,700         3,045,168
 * Art Technology Group, Inc.                                          121,085           134,404
   Artesian Resources Corp. Class A                                      1,815            52,726
 * Artesyn Technologies, Inc.                                           82,300           783,496
 * Arthrocare Corp.                                                     49,692         1,504,177
 * Artisan Components, Inc.                                             43,700         1,507,650
*# Artisoft, Inc                                                         2,400             5,760
 * Art's-Way Manufacturing Co., Inc.                                       200             1,220
 * ASA International. Ltd.                                                 640             2,931
   ASB Financial Corp.                                                   1,000            22,250
 * Asbury Automotive Group, Inc.                                       143,200         1,987,616
 * Ascential Software Corp.                                             66,079           903,300
 * Ashworth, Inc.                                                       30,071           272,143
 * Ask Jeeves, Inc.                                                     83,900         2,167,976
 * Aspect Communications Corp.                                         136,183         1,477,586
 * Aspect Medical Systems, Inc.                                         47,000         1,146,800
 * Aspen Technology, Inc.                                               92,664           534,671
   Associated Banc-Corp                                                 12,348           410,324
 * Astea International, Inc.                                             2,900            20,793
 * Astec Industries, Inc.                                               44,700           743,808
   Astro-Med, Inc.                                                       9,830            88,775
 * Astronics Corp.                                                       5,500            27,225
 * Astronics Corp. Class B                                               2,225            11,069
*# AstroPower, Inc.                                                      6,550                62
 * ASV, Inc.                                                            29,016         1,216,641
 * Asyst Technologies, Inc.                                            104,400           434,304
*# ATA Holdings Corp.                                                   24,879            27,367
 * Atari, Inc.                                                         218,209           495,334
*# AtheroGenics, Inc.                                                   85,200         2,020,092
 * Atlantic American Corp.                                              21,100            63,300
 * Atlantic Premium Brands, Ltd.                                         2,000             2,400
 * Atlantis Plastics, Inc.                                               4,400            72,820
 * ATMI, Inc.                                                           72,133         1,660,502
   Atmos Energy Corp.                                                   73,600         1,986,464
 * ATP Oil & Gas Corp.                                                  56,500           805,125
   Atrion Corp.                                                          1,700            76,874
 * ATS Medical, Inc.                                                     8,200            32,554
 * Atwood Oceanics, Inc.                                                34,600         1,814,078
 * Audiovox Corp. Class A                                               44,900   $       671,255
 * August Technology Corp.                                              40,900           345,605
 * Ault, Inc.                                                            4,500            14,220
 * Aura Systems, Inc.                                                    5,295               201
*# Authentidate Holding Corp.                                           75,700           525,358
 * autobytel.com, Inc.                                                  91,700           667,576
 * Avalon Holding Corp. Class A                                          1,550             4,805
 * Avanex Corp.                                                        320,595           993,844
 * AVANIR Pharmaceuticals Class A                                      216,500           738,265
 * Avant Immunotherapeutics, Inc.                                      141,134           261,098
 * Avatar Holdings, Inc.                                                 8,700           411,249
   Avatech Solutions, Inc                                                1,851               648
*# AVI BioPharma, Inc.                                                  75,600           164,808
 * Aviall, Inc.                                                         74,500         1,694,130
 * Avici Systems, Inc.                                                  27,943           199,792
 * Avid Technology, Inc.                                                45,100         2,573,857
 * Avigen, Inc.                                                         46,864           161,681
   Avista Corp.                                                        111,400         1,982,920
 * Avocent Corp.                                                        52,600         1,995,118
 * AVTEAM, Inc. Class A                                                    200                 0
 * Aware, Inc.                                                          49,159           241,371
 * Axcelis Technologies, Inc.                                          219,900         1,605,270
 * Axesstel, Inc.                                                        6,200            23,560
 * AXM Pharma, Inc.                                                      2,300             5,290
 * Axonyx, Inc.                                                          1,300             9,568
 * AXS-One, Inc.                                                        64,600           183,464
 * Axsys Technologies, Inc.                                              7,050           127,464
 * AXT, Inc.                                                            38,700            65,790
 * Aztar Corp.                                                          79,600         2,692,072
 * AZZ, Inc.                                                             8,200           125,050
   Badger Meter, Inc.                                                    3,200           182,912
 * Badger Paper Mills, Inc.                                              1,000             4,240
   Bairnco Corp.                                                         7,300            85,410
 * Baker (Michael) Corp.                                                 7,600           142,880
   Balchem Corp.                                                         4,700           144,807
   Baldor Electric Co.                                                  75,733         2,088,716
   Baldwin & Lyons, Inc. Class B                                        12,625           328,250
 * Baldwin Technology Co., Inc. Class A                                 13,300            40,964
 * Ballantyne of Omaha, Inc.                                            11,900            51,051
*# Bally Total Fitness Holding Corp.                                    78,200           260,406
 * Bancinsurance Corp.                                                   5,700            42,294
   Bandag, Inc.                                                         20,100         1,002,387
   Bandag, Inc. Class A                                                  9,600           437,568
   Bank of Granite Corp.                                                16,400           355,880
   Bank of The Ozarks, Inc.                                             15,200           541,880
   BankAtlantic Bancorp, Inc. Class A                                   11,285           214,415
 * Bankrate, Inc.                                                        7,000           111,720
 * BankUnited Financial Corp. Class A                                   69,175         2,126,439
   Banner Corp.                                                         25,751           850,298
   Banta Corp.                                                          57,300         2,549,850
   Barnes Group, Inc.                                                   53,200         1,392,776
   Barnwell Industries, Inc.                                               400            21,180
 * Barrett Business Services, Inc.                                       5,800            87,058
 * Barry (R.G.) Corp.                                                    9,500            33,250
   Bassett Furniture Industries, Inc.                                   26,099           514,411
   Bay View Capital Corp.                                               14,455           248,626
 * BayCorp Holdings, Ltd.                                                  484             6,123
 * BE Aerospace, Inc.                                                  103,510         1,096,895
 * Beasley Broadcast Group, Inc.                                        16,698           293,050
 # Beazer Homes USA, Inc.                                               12,553         1,556,572
   Bebe Stores, Inc.                                                    85,400         3,098,312

                                                                        SHARES            VALUE+
                                                                        ------            ------
   BEI Technologies, Inc.                                               34,000   $       997,900
   Bel Fuse, Inc. Class A                                                2,600            76,180
   Bel Fuse, Inc. Class B                                                5,250           179,707
   Belden CDT, Inc.                                                     83,439         1,934,950
 * Bell Industries, Inc.                                                 8,900            25,899
 * Bell Microproducts, Inc.                                             63,600           543,780
 * Benchmark Electronics, Inc.                                          89,000         3,119,450
 * Benihana, Inc.                                                        1,000            14,250
 * Benihana, Inc. Class A                                                  150             2,115
 * Bentley Pharmaceuticals, Inc.                                        47,860           422,125
   Berry Petroleum Corp. Class A                                        48,400         2,240,920
 * Beverly Enterprises, Inc.                                           248,700         2,156,229
   Beverly Hills Bancorp, Inc.                                             437             4,331
 * BFC Financial Corp.                                                   1,300            14,664
 * Big 4 Ranch, Inc.                                                     3,200                 0
 * Big City Radio, Inc.                                                  3,400               399
 * Big Dog Holdings, Inc.                                                1,500             9,420
*# Big Lots, Inc.                                                       16,400           190,240
 * BindView Development Corp.                                          107,800           382,690
 * Bioanalytical Systems, Inc.                                           4,600            24,150
 * BioCryst Pharmaceuticals, Inc.                                       49,900           329,340
 * Bioenvision, Inc.                                                    64,800           667,440
 * Bio-Imaging Technologies, Inc.                                       24,300           105,705
 # BioLase Technology, Inc.                                             55,808           504,504
 * Bio-Logic Systems Corp.                                               4,200            34,272
 * BioMarin Pharmaceutical, Inc.                                       148,085           789,293
 * Bio-Rad Laboratories, Inc. Class A                                   20,000         1,134,000
 * Bio-Reference Laboratories, Inc.                                     28,746           472,009
 * BioSante Pharmaceuticals, Inc.                                       41,400           416,898
*# Biosite, Inc.                                                        36,545         2,035,191
 * Biosource International, Inc.                                         9,600            63,168
 * Biospecifics Technologies Corp.                                       4,500             7,425
 * BioSphere Medical, Inc.                                              32,800           101,680
 * BioTime, Inc.                                                        11,000            14,520
 * Bioveris Corp.                                                       30,900           190,962
 * Bitstream, Inc.                                                       8,400            24,360
   BIW, Ltd.                                                               800            15,720
 * BJ's Restaurants, Inc.                                               45,344           678,346
   Black Box Corp.                                                      39,400         1,681,592
   Black Hills Corp.                                                    74,659         2,292,778
   Blair Corp.                                                          18,000           630,000
 # Blockbuster, Inc. Class A                                           119,800         1,015,904
 * Blonder Tongue Laboratories, Inc.                                     9,800            46,550
 * Blount International, Inc.                                           89,200         1,554,756
 * Blue Coat Systems, Inc.                                              25,886           432,037
 * Blue Martini Software, Inc.                                          26,600            73,921
 * Bluegreen Corp.                                                      59,865           951,853
   Blyth, Inc.                                                          94,100         2,758,071
 * BNS Co. Class A                                                       4,120            27,398
   Bob Evans Farms, Inc.                                                79,438         2,005,809
 * Boca Resorts, Inc.                                                   84,545         2,024,007
 * Bogen Communications International, Inc.                             12,500            61,562
 * Bolt Technology Corp.                                                 5,400            28,296
 * Bombay Co., Inc.                                                     82,400           570,208
 * Bone Care International, Inc.                                        44,709         1,042,614
 * Bontex, Inc.                                                            200                52
   Bon-Ton Stores, Inc.                                                 29,617           414,638
*# Bookham, Inc.                                                        12,447            66,716
   Books-A-Million, Inc.                                                18,300           168,726
 * Borland Software Corp.                                              185,000         2,162,650
   Boston Acoustics, Inc.                                                4,600   $        63,250
 * Boston Beer Co., Inc. Class A                                        22,100           481,338
 * Boston Communications Group, Inc.                                    39,700           353,330
   Boston Private Financial Holdings, Inc.                              62,900         1,703,961
   BostonFed Bancorp, Inc.                                               4,300           188,727
 * Bottomline Technologies, Inc.                                        40,306           471,580
   Bowne & Co., Inc.                                                    81,100         1,248,940
 * Boyds Collection, Ltd.                                              123,017           431,790
 * Bradley Pharmaceuticals, Inc.                                        37,051           655,803
   Brady Co. Class A                                                    49,200         3,006,120
 * Breed Technologies, Inc.                                             36,800               515
   Bridgford Foods Corp.                                                10,400            88,036
 * Brigham Exploration Co.                                              96,446           901,770
 * Bright Horizons Family Solutions, Inc.                                6,600           414,150
 * Brightpoint, Inc.                                                    41,400           791,154
 * BrightStar Information Technology Group, Inc.                        10,700               214
 * Brillian Corp.                                                        7,049            21,711
 * Brilliant Digital Entertainment, Inc.                                 5,400               324
*# BriteSmile, Inc.                                                        785             5,440
 * Broadview Media, Inc.                                                   200             1,280
*# BroadVision, Inc.                                                    71,877           165,317
*# Broadwing Corp.                                                       2,700            17,928
*# Brocade Communications Systems, Inc.                                 99,500           689,535
 # Brookline Bancorp, Inc.                                             136,055         2,204,091
 * Brooks Automation, Inc.                                             102,439         1,572,439
 * Brookstone, Inc.                                                     46,792           856,294
 * Brooktrout, Inc.                                                     29,907           366,660
   Brown Shoe Company, Inc.                                             41,800         1,192,136
 * Bruker BioSciences Corp.                                            194,472           896,516
 * Brush Engineered Materials, Inc.                                     43,600           850,200
   Bryn Mawr Bank Corp.                                                  1,600            31,872
 * BSQUARE Corp.                                                           500               570
 * BTU International, Inc.                                              12,900            38,442
 * Buca, Inc.                                                           44,571           267,426
 * Buckeye Technologies, Inc.                                           85,883         1,064,090
   Buckle, Inc.                                                         30,000           924,000
   Building Materials Holding Corp.                                     31,198         1,137,167
 * Bull Run Corp.                                                        3,700             1,369
   Burlington Coat Factory Warehouse Corp.                             101,949         2,376,431
 * Bush Industries, Inc. Class A                                           700                59
 * Butler International, Inc.                                            8,400            38,472
   C&D Technologies, Inc.                                               58,300         1,010,339
   C&F Financial Corp.                                                     300            11,871
 * C-COR, Inc.                                                          99,000           886,050
*# C-Phone Corp.                                                         8,900               116
 * Cabot Microelectronics Corp.                                         57,000         2,106,150
   Cabot Oil & Gas Corp.                                                65,800         3,183,404
 * Cache, Inc.                                                          35,950           593,534
 * CACI International, Inc. Class A                                      5,700           354,141
   Cadmus Communications Corp.                                           8,900           123,541
 * Cagle's, Inc. Class A                                                 2,000            22,020
 * Cal Dive International, Inc.                                         80,000         3,444,800
 * CalAmp Corp.                                                         50,728           485,467
   Calavo Growers, Inc.                                                 26,043           304,964
   Calgon Carbon Corp.                                                  89,800           839,630
 * California Coastal Communities, Inc.                                 10,000           222,900
   California First National Bancorp                                    10,400           137,790
 * California Micro Devices Corp.                                       49,400           429,780

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * California Pizza Kitchen, Inc.                                       44,100   $     1,104,705
   California Water Service Group                                       42,200         1,475,734
 * Caliper Life Sciences, Inc.                                          67,924           474,789
   Callaway Golf Co.                                                   173,000         2,034,480
 * Callidus Software                                                    32,000           145,280
 * Callon Petroleum Co.                                                 39,762           557,066
 * Calloway's Nursery, Inc.                                              1,200               420
 # Cal-Maine Foods, Inc.                                                49,100           649,495
*# Calpine Corp.                                                        17,500            67,900
 * Calton, Inc.                                                          4,480             1,613
 * CAM Commerce Solutions, Inc.                                          3,000            48,357
   Cambrex Corp.                                                        60,000         1,488,000
   Camco Financial Corp.                                                 7,516           114,469
 * CancerVax Corp.                                                      64,300           608,921
 * Candela Corp.                                                        51,710           505,724
 * Candie's, Inc.                                                       62,574           291,595
 * Candlewood Hotel Co., Inc.                                            1,500                86
 * Cannon Express, Inc.                                                    200                 0
 * Cannondale Corp.                                                        300                19
 * Cantel Medical Corp.                                                 22,440           672,302
 * Canterbury Consulting Group, Inc.                                     1,571               677
 * Canyon Resources Corp.                                               63,900            77,319
   Capital Corp. of the West                                             5,046           259,819
 * Capital Crossing Bank                                                11,800           315,178
 * Capital Pacific Holdings, Inc.                                       14,500            57,637
 * Capital Senior Living Corp.                                          58,900           305,691
   Capital Southwest Corp.                                                 300            23,640
   Capitol Bancorp, Ltd.                                                 8,564           297,171
 * Caprius, Inc.                                                           548                82
 * Capstone Turbine Corp.                                               78,300           146,421
 * Captaris, Inc.                                                       69,100           339,281
 * Captiva Software Corp.                                                4,400            43,032
 * Caraco Pharmaceutical Laboratories, Ltd.                             56,350           411,355
 * Caraustar Industries, Inc.                                           64,684         1,040,766
   CARBO Ceramics, Inc.                                                 36,700         2,851,590
 * Cardiac Sciences, Inc.                                              144,900           307,188
 * Cardima, Inc.                                                         1,300               481
 * Cardinal Financial Corp.                                             12,705           127,304
 * CardioDynamics International Corp.                                  112,034           511,995
 * CardioGenesis Corp.                                                   1,800               738
*# Cardiotech International, Inc.                                       40,663           114,263
 * Career Blazers, Inc. Trust Units                                        800                 0
   Carmike Cinemas, Inc.                                                27,828         1,041,880
   Carpenter Technology Corp.                                           54,700         3,197,215
 * Carreker Corp.                                                       21,871           184,591
 * Carriage Services, Inc.                                              38,900           195,667
 * Carrier Access Corp.                                                 77,789           702,435
 * Carrington Laboratories, Inc.                                         9,800            45,178
 * Carrizo Oil & Gas, Inc.                                              14,100           136,347
   Cascade Corp.                                                        28,000           898,520
   Cascade Natural Gas Corp.                                            25,900           553,742
 * Casella Waste Systems, Inc. Class A                                  53,549           809,125
   Casey's General Stores, Inc.                                        115,110         2,229,681
   Cash America International, Inc.                                     65,100         1,669,815
 * Castle (A.M.) & Co.                                                  15,437           196,359
   Castle Energy Corp.                                                  11,700           147,420
 * Casual Male Retail Group, Inc.                                       78,700           339,984
 * Catalina Lighting, Inc.                                               1,760            15,840
   Catalina Marketing Corp.                                            111,300         3,127,530
 * Catalyst Semiconductor, Inc.                                         41,940           249,962
 * Catalytica Energy Systems, Inc.                                      19,891   $        41,771
 * Catapult Communications Corp.                                        33,091           898,090
   Cato Corp. Class A                                                   46,600         1,243,288
 * Cavalier Homes, Inc.                                                 39,360           217,661
 # Cavalry Bancorp, Inc.                                                   500            10,644
 * Cavco Industries, Inc.                                                3,852           155,236
   CCA Industries, Inc.                                                 15,166           166,826
 * CCC Information Services Group, Inc.                                 56,648         1,183,943
 * CD Warehouse, Inc.                                                    3,300                 6
 * CD&L, Inc.                                                            2,600             4,368
   CDI Corp.                                                            43,600           842,352
 * CEC Entertainment Inc.                                               76,950         3,131,095
 * Celadon Group, Inc.                                                  21,500           460,100
 * Celebrity, Inc. Escrow Shares                                         1,300                 0
   Celeritek, Inc.                                                      29,000           104,690
 * Cell Genesys, Inc.                                                   94,552           694,012
*# Cell Therapeutics, Inc.                                             116,400           870,672
 * Cellegy Pharmaceuticals, Inc.                                        53,521           264,929
 * CellStar Corp.                                                       43,048           157,125
 * Centene Corp.                                                        47,200         2,525,200
 * Centennial Communications Corp.                                      49,800           329,178
   Center Bancorp, Inc.                                                  1,890            24,343
   Center Financial Corp.                                               12,960           266,846
 * Centillium Communications, Inc.                                      83,989           211,652
 * Centra Software, Inc.                                                45,500            98,726
   Central Bancorp, Inc.                                                 1,600            49,560
 * Central European Distribution Corp.                                  37,627           989,214
 * Central Garden & Pet Co.                                             42,600         1,648,620
   Central Pacific Financial Corp.                                      64,500         2,156,235
   Central Parking Corp.                                                80,537         1,222,552
   Central Vermont Public Service Corp.                                 27,900           629,982
 * Century Aluminum Co.                                                 73,590         1,885,376
   Century Bancorp, Inc. Class A                                         1,000            31,060
 * Century Business Services, Inc.                                     165,357           711,035
*# Cenuco, Inc.                                                         27,800           202,384
 * Cenveo, Inc.                                                        108,100           344,839
 * Cepheid, Inc.                                                        96,406           887,899
 * Ceradyne, Inc.                                                       37,150         1,835,210
   CERBCO, Inc. Class A                                                    200             1,908
 * Ceres Group, Inc.                                                    73,995           369,975
*# Cerner Corp.                                                         25,573         1,348,209
 * Cerus Corp.                                                          50,900           132,849
 * CEVA, Inc.                                                           13,363           107,171
   CFS Bancorp, Inc.                                                    23,720           326,862
   CH Energy Group, Inc.                                                36,300         1,686,861
 * Chad Therapeutics, Inc.                                              10,000            45,300
*# Champion Enterprises, Inc.                                          164,700         1,890,756
   Champion Industries, Inc.                                             9,674            36,277
 * Championship Auto Racing Teams, Inc.                                  8,900             1,255
 * Champps Entertainment, Inc.                                          28,340           225,020
 * Channell Commercial Corp.                                             6,600            49,500
 * Charles and Colvard, Ltd.                                            30,500           290,939
 * Charles River Associates, Inc.                                        9,000           388,260
 * Charles River Laboratories International, Inc.                       22,342         1,044,488
 * Charlotte Russe Holding, Inc.                                        49,700           579,005
 * Charming Shoppes, Inc.                                              264,873         2,476,563
*# Chart Industries, Inc.                                                   23             1,081
*# Charter Communications, Inc.                                        477,985         1,032,448
   Charter Financial Corp.                                              22,811           933,198

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Chase Corp.                                                           4,000   $        62,600
 * Chattem, Inc.                                                        45,500         1,648,010
 * Chaus (Bernard), Inc.                                                 1,300             1,170
 * Checkers Drive-In Restaurants, Inc.                                  25,907           320,729
 * Checkpoint Systems, Inc.                                             86,400         1,594,944
   Chemed Corp.                                                         28,600         1,774,344
   Chemical Financial Corp.                                             55,099         2,308,648
*# Cheniere Energy, Inc.                                                43,900         2,496,154
   Cherokee, Inc.                                                        8,100           238,140
   Chesapeake Corp.                                                     44,102         1,190,313
   Chesapeake Utilities Corp.                                           12,600           326,340
   Chester Valley Bancorp, Inc.                                            603            12,892
   Chicago Rivet & Machine Co.                                             200             5,384
 * chinadotcom Corp. Class A                                             4,282            18,884
 * Chiquita Brands International, Inc.                                  93,896         1,857,263
   Chittenden Corp.                                                    106,153         3,129,390
 * Cholestech Corp.                                                     32,700           261,600
 * Chordiant Software, Inc.                                            162,100           332,305
   Christopher & Banks Corp.                                            82,213         1,622,062
*# ChromaVision Medical Systems, Inc.                                   20,200            34,340
 * Chromcraft Revington, Inc.                                            6,000            75,060
 * Chronimed, Inc.                                                      24,201           159,485
   Churchill Downs, Inc.                                                14,400           668,880
*# Chyron Corp.                                                         33,400            18,370
 * Ciber, Inc.                                                         138,612         1,293,250
 * CIENA Corp.                                                          66,100           168,555
 * Cimarex Energy Co.                                                   14,004           562,681
 * Cincinnati Bell, Inc.                                               564,100         2,030,760
 * Ciphergen Biosystems, Inc.                                           67,103           216,072
 * Ciprico, Inc.                                                         4,900            20,335
   CIRCOR International, Inc.                                           34,990           729,541
 * Cirrus Logic, Inc.                                                  194,018         1,150,527
   Citizens Banking Corp.                                               78,033         2,738,958
   Citizens South Banking Corp.                                         17,229           225,700
*# Citizens, Inc.                                                       85,085           548,804
   City Holding Co.                                                     38,184         1,409,753
 * CKE Restaurants, Inc.                                               132,700         1,660,077
   Clarcor, Inc.                                                        58,800         3,088,176
 * Clark, Inc.                                                          42,824           713,020
 * Clarus Corp.                                                         33,800           293,215
 * Clayton Williams Energy, Inc.                                         9,200           210,588
 * Clean Harbors, Inc.                                                  32,400           405,972
 * ClearOne Communications, Inc.                                        11,000            46,475
   Cleco Corp.                                                         108,300         2,144,340
 # Cleveland-Cliffs, Inc.                                               23,500         2,277,150
   Clinical Data, Inc.                                                   1,787            22,749
 * Closure Medical Corp.                                                33,027           587,550
 * CMGI, Inc.                                                           66,700           102,051
 * CMS Energy Corp.                                                    273,775         2,792,505
 * CNA Surety Corp.                                                     74,718           975,817
 * CNE Group, Inc.                                                       2,000               800
*# CNET Networks, Inc.                                                 330,100         3,076,532
   CNS, Inc.                                                            31,520           380,446
   Coachmen Industries, Inc.                                            36,100           580,127
 * Coast Dental Services, Inc.                                           2,066             7,231
   Coast Distribution System                                             5,600            38,080
 * Coastcast Corp.                                                       7,600            17,404
   CoBiz, Inc.                                                          12,825           282,150
 * Cobra Electronics Corp.                                               6,100            49,410
   Coca-Cola Bottling Co. Consolidated                                   6,000           314,520
 * Coeur d'Alene Mines Corp.                                           490,500         2,251,395
 * Cogent Communications Group, Inc.                                     6,713   $         5,303
   Cognex Corp.                                                        105,800         2,729,640
 * Cognitronics Corp.                                                    4,250            13,515
 * Coherent, Inc.                                                       69,078         1,995,663
   Cohu, Inc.                                                           49,013           821,458
 * Coinstar, Inc.                                                       49,300         1,282,786
 * Coldwater Creek, Inc.                                                35,775           937,305
 * Collagenex Pharmaceuticals, Inc.                                     33,000           188,100
 * Collins & Aikman Corp.                                              186,360           661,578
   Collins Industries, Inc.                                              7,000            41,160
   Columbia Banking System, Inc.                                        32,787           832,462
 * Columbia Laboratories, Inc.                                          91,900           178,286
 * Columbus McKinnon Corp.                                              34,300           271,313
 * Comarco, Inc.                                                        10,200            82,620
 * Comdial Corp.                                                           600               690
 * Comforce Corp.                                                       13,277            30,803
 * Comfort Systems USA, Inc.                                            89,100           641,520
   Commerce Group, Inc.                                                 26,100         1,550,079
*# Commerce One, Inc.                                                   51,000             8,287
   Commercial Bancshares, Inc.                                           5,665           213,854
   Commercial Capital Bancorp, Inc.                                     34,625           826,152
   Commercial Federal Corp.                                             89,900         2,618,787
   Commercial Metals Co.                                                67,200         3,046,848
   Commercial National Financial Corp.                                   3,200            75,200
 * Commonwealth Industries, Inc.                                        28,815           377,188
 * Commonwealth Telephone Enterprises, Inc.                             48,400         2,355,144
 * CommScope, Inc.                                                     124,400         2,403,408
   Communications Systems, Inc.                                          8,200            95,776
   Community Bank System, Inc.                                          70,300         1,947,310
   Community Bankshares, Inc.                                              210             3,828
   Community Trust Bancorp, Inc.                                        15,103           505,648
   Community West Bancshares                                             5,500            58,025
 * Competitive Technologies, Inc.                                        6,100            42,395
 * Compex Technologies, Inc.                                            27,454           134,525
 * CompuCredit Corp.                                                   105,656         2,532,574
*# Compudyne Corp.                                                      17,704           125,716
 * Computer Horizons Corp.                                              37,400           142,120
 * Computer Network Technology Corp.                                    59,600           339,720
   Computer Programs & Systems, Inc.                                    24,100           520,560
 * Computer Task Group, Inc.                                            37,600           136,864
 * CompX International, Inc.                                             5,100            81,855
 * Comstock Resources, Inc.                                             79,900         1,734,629
 * Comtech Telecommunications Corp.                                     32,700         1,029,396
 # Concepts Direct, Inc.                                                   700               392
 * Conceptus, Inc.                                                      58,836           525,405
 * Concord Camera Corp.                                                 52,056           137,428
 * Concord Communications, Inc.                                         42,100           391,109
 * Concur Technologies, Inc.                                            75,632           710,941
 * Concurrent Computer Corp.                                           106,000           201,400
 * Conexant Systems, Inc.                                              226,933           451,597
 * Congoleum Corp. Class A                                               3,600            20,448
 * Conmed Corp.                                                         68,654         1,988,906
   Connecticut Water Services, Inc.                                      7,600           211,508
 * Connetics Corp.                                                      81,700         1,708,347
 * Conrad Industries, Inc.                                               7,200            13,320
 * Consolidated Freightways Corp.                                          550                 1
 * Consolidated Graphics, Inc.                                          31,382         1,484,369
   Consolidated-Tokoma Land Co.                                          6,100           244,732
 * Constar International, Inc.                                          20,900           125,400
 * Consumer Portfolio Services, Inc.                                     3,300            14,322

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Continental Airlines, Inc.                                          152,900   $     1,703,306
 * Continental Materials Corp.                                             200             5,320
 * Convera Corp.                                                        78,426           365,465
 * Convergence Systems, Inc.                                                 1                45
*# Cooker Restaurant Corp.                                               6,500                23
   Cooper Tire & Rubber Co.                                             83,900         1,713,238
   Cooperative Bankshares, Inc.                                          1,400            38,640
 * Copart, Inc.                                                         74,032         1,599,091
*# Copper Mountain Networks, Inc.                                       15,010            47,116
 * Corautus Genetics, Inc.                                               1,542             8,404
 * Core Molding Technologies, Inc.                                       7,700            20,559
 * Corillian Corp.                                                      87,677           509,403
 * Corinthian Colleges, Inc.                                           137,000         2,387,225
 * Corio, Inc.                                                         108,600           180,276
*# Corixa Corp.                                                        128,288           481,080
   Corn Products International, Inc.                                    47,600         2,590,392
 * Cornell Companies, Inc.                                              30,300           443,895
 * Correctional Services Corp.                                          20,512            57,023
 * Corrections Corporation of America                                   80,900         3,195,550
 * Corrpro Companies, Inc.                                               7,275             8,366
   Corus Bankshares, Inc.                                               64,044         3,117,021
 * Corvel Corp.                                                         10,900           345,748
 * Cosine Communications, Inc.                                          22,621            69,446
 * Cost Plus, Inc.                                                      50,275         1,597,739
 * CoStar Group, Inc.                                                   41,911         1,835,702
 * Cost-U-Less, Inc.                                                     3,000            17,730
   Cotton States Life Insurance Co.                                      6,330           127,233
   Courier Corp.                                                         4,275           216,229
 * Covansys Corp.                                                       48,200           648,772
 * Covenant Transport, Inc. Class A                                     28,030           538,737
 * Covista Communications, Inc.                                          3,000             5,940
   CPAC, Inc.                                                            5,120            26,470
 * CPI Aerostructures, Inc.                                             11,866           122,220
   CPI Corp.                                                            11,200           158,480
   Craftmade International, Inc.                                        11,300           200,010
   Crawford & Co. Class A                                               27,300           204,750
   Crawford & Co. Class B                                               25,300           198,605
 * Cray, Inc.                                                          189,048           663,558
 * Credence Systems Corp.                                              202,147         1,544,403
 * Credit Acceptance Corp.                                              90,319         2,235,395
 * Critical Path, Inc.                                                  33,200            36,520
 * Criticare Systems, Inc.                                              25,400            67,564
   Crompton Corp.                                                      263,600         2,954,956
 * Cross (A.T.) Co. Class A                                             14,700            69,972
 * Cross Country Healthcare, Inc.                                       71,557         1,270,137
 * Crossroads Systems, Inc.                                             42,500            57,375
 * Crown Andersen, Inc.                                                  1,000             1,400
 * Crown Financial Group, Inc.                                           4,200             1,386
 * Crown Holdings, Inc.                                                 14,400           184,320
 * Crown Media Holdings, Inc.                                          168,253         1,490,722
*# CryoLife, Inc.                                                       53,600           381,632
 * CSG Systems International, Inc.                                     117,432         2,133,739
 * CSK Auto Corp.                                                      104,100         1,596,894
 * CSP, Inc.                                                             3,500            30,800
   CSS Industries, Inc.                                                 12,900           414,477
   CT Communications, Inc.                                              41,560           549,839
 * CTI Molecular Imaging, Inc.                                          23,500           314,430
   CTS Corp.                                                            82,659         1,104,324
   Cubic Corp.                                                          61,500         1,568,250
 * Cubist Pharmaceuticals, Inc.                                         92,725         1,112,700
 * Culp, Inc.                                                           25,400           152,908
 * Cumulus Media, Inc. Class A                                         131,893   $     2,015,325
 * CUNO, Inc.                                                           39,008         2,556,194
 * CuraGen Corp.                                                       115,160           694,415
 * Curative Health Services, Inc.                                       27,900           159,309
 * Curis, Inc.                                                         107,349           434,763
   Curtiss-Wright Corp.                                                 11,600           691,360
   Cutter & Buck, Inc.                                                  25,124           373,845
 * CV Therapeutics, Inc.                                                72,605         1,574,076
   CVB Financial Corp.                                                 111,315         3,025,542
 * Cyberguard Corp.                                                     65,822           406,122
*# Cyberonics, Inc.                                                     54,800         1,017,636
 * Cyberoptics Corp.                                                    19,400           272,764
 * Cybersource Corp.                                                    78,100           551,386
 * Cybex International, Inc.                                             8,700            37,845
 * Cycle Country Accessories Corp.                                      11,300            55,031
*# Cygnus, Inc.                                                            100                10
 * Cymer, Inc.                                                          84,586         2,573,106
 * Cypress Bioscience, Inc.                                             66,060           769,599
 * Cypress Semiconductor Corp.                                         288,800         2,844,680
 * Cytogen Corp.                                                        35,670           351,349
*# CytRx Corp.                                                           1,700             2,057
   D&E Communications, Inc.                                             34,574           452,919
   D&K Healthcare Resources, Inc.                                       31,930           231,812
 * Daily Journal Corp.                                                     200             7,158
 * Daktronics, Inc.                                                     43,479         1,126,976
*# Dan River, Inc. Class A                                              22,900             1,008
 * Danielson Holding Corp.                                             107,650           879,500
 * Darling International, Inc.                                         147,000           605,640
 * Data I/O Corp.                                                        7,600            25,308
 * Data Systems & Software, Inc.                                         7,300             8,030
 * Datalink Corp.                                                       13,300            25,257
 * Dataram Corp.                                                        19,800           118,206
   Datascope Corp.                                                      34,034         1,364,423
 * Datastream Systems, Inc.                                             20,100           118,590
*# Datatec Systems, Inc.                                                 7,000                38
*# DataTRAK International, Inc.                                          5,200            59,280
 * Datawatch Corp.                                                       4,132            15,908
 * Dave & Busters, Inc.                                                 13,200           246,840
 * Dawson Geophysical Co.                                                5,400           126,090
 * Daxor Corp.                                                           4,600            97,060
   Deb Shops, Inc.                                                      19,299           475,720
*# Deckers Outdoor Corp.                                                 9,200           400,384
   Decorator Industries, Inc.                                            2,762            21,765
 * Del Global Technologies Corp.                                        10,927            27,973
 * Del Laboratories, Inc.                                                9,506           325,580
 * Delphax Technologies, Inc.                                            6,100            24,943
   Delphi Financial Group, Inc. Class A                                 60,250         2,799,215
   Delta & Pine Land Co.                                                88,500         2,362,950
*# Delta Air Lines, Inc.                                               288,900         2,013,633
   Delta Apparel, Inc.                                                   5,240           119,734
   Delta Financial Corp.                                                46,500           469,650
   Delta Natural Gas Co., Inc.                                           6,200           159,650
 * Delta Petroleum Corp.                                                38,460           604,976
 * Delta Woodside Industries, Inc.                                       5,850             3,861
   Deltic Timber Corp.                                                  27,971         1,264,289
 * Denali, Inc.                                                          4,300               430
 * Denbury Resources, Inc.                                             115,600         3,346,620
 * Dendreon Corp.                                                      134,381         1,318,278
 * Dendrite International, Inc.                                         95,774         1,634,862
 * Department 56, Inc.                                                  30,900           523,137
*# DepoMed, Inc.                                                        79,700           371,402

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Detrex Corp.                                                            500   $           925
 * Devcon International Corp.                                            3,600            55,800
 * DeVry, Inc.                                                           4,100            69,126
 * DHB Industries, Inc.                                                 93,900         1,746,540
   Diagnostic Products Corp.                                            64,000         3,097,600
 * DiamondCluster International, Inc.                                   78,484           959,859
 * Diedrich Coffee, Inc.                                                 4,025            17,992
 * Digene Corp.                                                         45,800         1,107,581
 * Digi International, Inc.                                             49,792           766,299
 * Digimarc Corp.                                                       43,365           399,392
 * Digital Angel Corp.                                                  73,800           471,582
 * Digital Generation Systems, Inc.                                    114,900           155,115
 * Digital Impact, Inc.                                                 56,900            66,573
 * Digital Insight Corp.                                                81,500         1,330,487
 * Digital Lightwave, Inc.                                              49,700            68,089
 * Digital River, Inc.                                                  74,600         3,127,232
 * Digitas, Inc.                                                       195,977         1,608,971
   Dime Community Bancshares                                            84,900         1,557,915
   DIMON, Inc.                                                         103,829           675,927
 * Diodes, Inc.                                                         12,150           302,170
 * Dionex Corp.                                                         47,515         2,726,886
 * Discovery Laboratories, Inc.                                          5,700            39,786
 * Discovery Partners International, Inc.                               59,253           272,564
 * Display Technologies, Inc.                                           11,330                17
 * Distributed Energy Systems Corp.                                     70,550           189,074
 * Ditech Communications Corp.                                          78,155         1,231,723
 * Diversa Corp.                                                        99,878           845,967
 * Diversified Corporate Resources, Inc.                                   800               691
 * Dixie Group, Inc.                                                    25,400           407,162
 * Dixon Ticonderoga Co.                                                 1,900            11,609
 * DJ Orthopedics, Inc.                                                 50,800         1,024,636
 * DLB Oil & Gas, Inc.                                                   1,300                 0
 * DocuCorp International, Inc.                                         24,653           220,151
 * Document Sciences Corp.                                              14,200            75,544
 * Dollar Thrifty Automotive Group, Inc.                                57,200         1,538,108
 * Dominion Homes, Inc.                                                  5,800           119,828
   Donegal Group, Inc. Class A                                           6,066           130,419
   Donegal Group, Inc. Class B                                           2,933            57,927
 * Dot Hill Systems Corp.                                              100,260           661,716
 * DoubleClick, Inc.                                                   288,282         2,162,115
 * DOV Pharmaceutical, Inc.                                             48,928           905,657
   Dover Downs Gaming & Entertainment, Inc.                              9,910           111,884
   Dover Motorsports, Inc.                                              37,100           180,306
   Downey Financial Corp.                                               36,476         2,106,124
 * DPAC Technologies Corp.                                              20,300            10,556
 * Drew Industries, Inc.                                                23,600           786,116
 * Dril-Quip, Inc.                                                      38,900           928,543
 * DRS Technologies, Inc.                                               48,500         2,071,920
 * drugstore.com, Inc.                                                 183,900           597,675
 * DSP Group, Inc.                                                      65,500         1,452,790
 * DT Industries, Inc.                                                  10,300                26
 * Duckwall-ALCO Stores, Inc.                                            4,100            68,675
 * Ducommun, Inc.                                                       22,900           580,515
 * DuPont Photomasks, Inc.                                              40,255         1,061,927
   Duquesne Light Holdings, Inc.                                       104,700         1,846,908
 * Dura Automotive Systems, Inc.                                        41,300           375,830
 * DuraSwitch Industries, Inc.                                          10,500            22,575
 * Duratek, Inc.                                                        13,500           310,635
 * Durect Corp.                                                        103,160           231,078
 * DUSA Pharmaceuticals, Inc.                                           38,800           514,876
 * Dyax Corp.                                                           72,100   $       571,753
 * Dycom Industries, Inc.                                               97,066         2,828,503
*# Dynacq Healthcare, Inc.                                              22,200           119,880
 * Dynamex, Inc.                                                        26,300           529,156
*# Dynamic Materials Corp.                                               2,000            30,600
 * Dynamics Research Corp.                                              16,098           268,998
*# Dynegy, Inc.                                                         63,200           357,080
 * E Com Ventures, Inc.                                                  2,175            25,861
 * E-Loan, Inc.                                                        140,700           379,890
   E-Z-EM, Inc.                                                          8,562           124,577
 * E.piphany, Inc.                                                     160,211           724,154
 # Eagle Materials, Inc.                                                22,200         1,739,814
   Eagle Materials, Inc. Class B                                        20,500         1,549,800
*# EarthLink, Inc.                                                     169,975         1,842,529
   Eastern Co.                                                           4,950            93,753
 * EasyLink Services Corp.                                               7,969            11,236
 * Echelon Corp.                                                        88,406           668,349
 * Eclipsys Corp.                                                       17,600           342,320
 * eCollege.com                                                         46,875           550,781
   Ecology & Environment, Inc. Class A                                   2,000            17,600
 * Edelbrock Corp.                                                       5,470            90,802
 * Eden Bioscience Corp.                                                 9,900             7,029
*# EDGAR Online, Inc.                                                   14,700            18,522
 * Edge Petroleum Corp.                                                 29,900           457,470
 * Edgewater Technology, Inc.                                           11,569            48,358
   EDO Corp.                                                            46,000         1,401,620
 * Education Lending Group, Inc.                                         1,000            14,060
   Educational Development Corp.                                         1,800            18,396
   EFC Bancorp, Inc.                                                     4,600           117,990
 * EFJ, Inc.                                                             7,800            63,024
 * eFunds Corp.                                                        110,806         2,639,399
 * EGL, Inc.                                                            95,396         3,218,661
 * El Paso Electric Co.                                                108,600         1,949,370
   Electro Rent Corp.                                                   55,779           790,946
 * Electro Scientific Industries, Inc.                                  35,500           689,410
 * Electroglas, Inc.                                                    49,100           160,066
 * Electronics Boutique Holdings Corp.                                  54,830         2,135,628
 * Electronics for Imaging, Inc.                                       120,200         2,010,946
 * Elizabeth Arden, Inc.                                                62,000         1,413,600
   ElkCorp                                                              45,600         1,349,760
 * eLoyalty Corp.                                                        6,700            33,701
 * ELXSI Corp.                                                           1,800             5,850
 * EMAK Worldwide, Inc.                                                  5,700            56,208
 * Embarcadero Technologies, Inc.                                       63,250           559,130
 * Embrex, Inc.                                                         16,700           221,275
   EMC Insurance Group, Inc.                                            11,300           245,323
 * EMCOR Group, Inc.                                                    34,000         1,571,480
 * EMCORE Corp.                                                         78,911           209,903
 * Emerging Vision, Inc.                                                25,700             4,883
 * Emeritus Corp.                                                       14,100           133,950
 * Emerson Radio Corp.                                                  59,722           185,138
 * Emisphere Technologies, Inc.                                         41,656           127,759
 * Emmis Communications Corp. Class A                                  118,100         2,183,669
   Empire District Electric Co.                                         58,700         1,333,077
 * EMS Technologies, Inc.                                               24,974           391,842
 * Emulex Corp.                                                        190,300         2,690,842
 * En Pointe Technologies, Inc.                                          6,500            18,525
 * Encore Acquisition Co.                                               74,900         2,637,229
 * Encore Capital Grooup, Inc.                                          48,500         1,216,380
 * Encore Medical Corp.                                                 98,500           620,057

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Encore Wire Corp.                                                    48,497   $       653,497
 * Encysive Pharmaceuticals, Inc.                                      131,198         1,423,498
 * Endeavour International Corp.                                        98,000           420,420
 * Endocardial Solutions, Inc.                                          46,500           528,705
*# Endocare, Inc.                                                       25,800            62,049
 * Endologix, Inc.                                                      73,000           471,580
 * Energy Conversion Devices, Inc.                                      56,439         1,256,332
 * Energy Partners, Ltd.                                                75,400         1,460,498
 * Energy West, Inc.                                                     3,900            23,166
   EnergySouth, Inc.                                                    16,178           465,765
 * Enesco Group, Inc.                                                   32,700           241,326
   Engineered Support Systems, Inc.                                     58,609         3,223,495
 * ENGlobal Corp.                                                        1,700             2,516
*# Enlighten Software Solutions, Inc.                                    1,600                 2
   Ennis, Inc.                                                          37,800           750,330
 * Enpath Medical, Inc.                                                 11,600           110,896
 * EnPro Industries, Inc.                                               46,600         1,339,284
 * Entegris, Inc.                                                      168,438         1,647,324
 * Enterrasys Networks, Inc.                                           378,100           661,675
 * Entravision Communications Corp.                                    136,817         1,121,899
*# Entremed, Inc.                                                       69,800           166,822
 * Entrust, Inc.                                                       144,200           537,866
 * Environmental Elements Corp.                                          1,000               100
 * Environmental Technologies Corp.                                      3,700                15
 * Environmental Tectonics Corp.                                         7,100            46,150
 * Enzo Biochem, Inc.                                                   74,504         1,434,202
 * Enzon Pharmaceuticals, Inc.                                          51,600           698,664
*# EP Medsystems, Inc.                                                  14,900            51,107
 * EpicEdge, Inc.                                                       13,100                39
 * Epicor Software Corp.                                               116,287         1,833,846
*# Epimmune, Inc.                                                       22,900            30,915
 * EPIQ Systems, Inc.                                                   41,050           615,339
 * EPIX Pharmaceuticals, Inc.                                           52,928           931,533
 * ePlus, Inc.                                                          18,890           238,581
 * ePresence, Inc. Escrow Shares                                        25,100             3,263
*# Equimed Inc. Nevis                                                    2,250                 0
 * Equinix, Inc.                                                        42,000         1,632,960
*# eResearch Technology, Inc.                                          119,810         1,765,999
 * Ergo Science Corp.                                                    7,150            16,087
   ESB Financial Corp.                                                  11,762           165,962
 * Escalon Medical Corp.                                                 3,200            27,520
 * ESCO Technologies, Inc.                                              29,800         2,181,360
 * eSpeed, Inc.                                                         68,800           769,872
   Espey Manufacturing & Electronics Corp.                                 400            10,420
 * ESS Technology, Inc.                                                 87,100           614,055
 * Esterline Technologies Corp.                                         48,500         1,726,600
   Ethan Allen Interiors, Inc.                                          78,300         3,088,935
 * Euronet Worldwide, Inc.                                              72,727         1,789,084
 * European Micro Holdings, Inc.                                         4,600               138
 * Evans & Sutherland Computer Corp.                                    10,400            68,744
 * Evans Systems, Inc.                                                   2,500               106
 * Evercel, Inc.                                                           766               709
*# Evergreen Solar, Inc.                                               109,300           370,418
 * Everlast Worldwide, Inc.                                              1,500             5,370
 * Evolving Systems, Inc.                                               12,600            44,981
 * Exabyte Corp.                                                           700               217
 * Exact Sciences Corp.                                                 59,605           206,233
 * Exactech, Inc.                                                       10,800           203,472
 * Exar Corp.                                                           93,208         1,303,048
 * Excel Technology, Inc.                                               26,472           688,272
 * Exelixis, Inc.                                                      165,918   $     1,488,284
 * Exponent, Inc.                                                        6,700           186,193
 * ExpressJet Holdings, Inc.                                           119,600         1,394,536
 * Extended Systems, Inc.                                               11,100            28,305
 * Extreme Networks, Inc.                                              277,921         1,898,200
 * EZCORP, Inc. Class A Non-Voting                                      10,800           115,452
 * Ezenia! Inc.                                                            200               204
 * F5 Networks, Inc.                                                    76,000         3,271,800
 * Fab Industries, Inc.                                                  5,200            20,696
   Factset Research Systems, Inc.                                       57,000         2,944,050
 * Fairchild Corp. Class A                                              48,352           145,056
 * Falcon Products, Inc.                                                11,500            10,034
*# FalconStor Software, Inc.                                           108,105           846,462
 * Famous Dave's of America, Inc.                                       26,825           298,294
 * Fargo Electronics                                                    28,800           426,816
   Farmer Brothers Co.                                                  19,000           504,640
 * Faro Technologies, Inc.                                              31,660           861,152
   FBL Financial Group, Inc. Class A                                    61,600         1,750,672
 * Featherlite, Inc.                                                     6,500            26,065
   Fedders Corp.                                                        61,510           184,530
 * Federal Agriculture Mortgage Corporation                                500            11,330
   Federal Screw Works                                                   1,562            53,748
 # Federal Signal Corp.                                                110,700         1,904,040
*# Federal-Mogul Corp.                                                  57,900            21,423
 * FEI Co.                                                              76,558         1,637,576
 * Female Health Co.                                                     9,300            17,205
 # Ferro Corp.                                                          96,400         2,205,632
   FFLC Bancorp, Inc.                                                    5,400           176,202
 * Fibermark, Inc.                                                         100                 2
 * Fiberstars, Inc.                                                     15,500           139,500
   Fidelity Bankshares, Inc.                                            34,832         1,429,157
 * Fidelity Federal Bancorp                                              2,500             4,400
   Fidelity Southern Corp.                                               8,800           159,544
 * Filenet Corp.                                                        90,680         2,431,131
 * Financial Federal Corp.                                              39,800         1,530,708
 * Financial Industries Corp.                                           12,482            99,232
 * FindWhat.com                                                         69,300         1,336,104
 * Finisar Corp.                                                       333,296           609,932
   Finish Line, Inc. Class A                                            97,834         1,800,146
 * Finishmaster, Inc.                                                      800            10,352
 * Finlay Enterprises, Inc.                                             19,000           368,980
 * Firebrand Financial Group, Inc.                                       9,100               364
 * First Acceptance Corp.                                                1,500            13,050
   First Albany Companies, Inc.                                          9,098            83,611
 * First Aviation Services, Inc.                                         6,200            24,862
   First Bancorp                                                         9,315           263,801
 * First Cash Financial Services, Inc.                                  35,681           929,133
   First Charter Corp.                                                  68,508         1,876,434
   First Citizens BancShares, Inc.                                       1,300           176,884
   First Commonwealth Financial Corp.                                  159,751         2,452,178
   First Community Bancorp                                              35,700         1,500,114
   First Community Bancshares, Inc.                                     24,561           874,863
 * First Consulting Group, Inc.                                         55,703           304,695
   First Defiance Financial Corp.                                        6,859           187,662
   First Federal Bancshares of Arkansas, Inc.                            5,800           126,266
   First Financial Bancorp                                             100,457         1,715,806
   First Financial Bankshares, Inc.                                     15,395           669,682
   First Financial Corp.                                                 2,550            92,616
   First Financial Holdings, Inc.                                       28,464           931,911

                                                                        SHARES            VALUE+
                                                                        ------            ------
   First Franklin Corp.                                                    300   $         6,075
 * First Health Group Corp.                                             17,731           315,966
 * First Horizon Pharmaceutical Corp.                                   82,864         1,620,820
   First Indiana Corp.                                                  35,881           831,363
 * First Investors Financial Services Group, Inc.                        5,400            24,192
   First Keystone Financial, Inc.                                        2,000            45,300
   First M&F Corp.                                                       2,100            71,400
 * First Mariner Bancorp                                                 4,900            84,231
   First Merchants Corp.                                                41,108         1,107,861
   First Midwest Bancorp, Inc.                                           7,375           276,857
   First Midwest Financial, Inc.                                         2,400            60,264
   First Mutual Bancshares, Inc.                                         5,013           124,548
   First National Bankshares of Florida                                 29,169           749,352
   First Niagara Financial Group, Inc.                                 187,028         2,700,684
   First Oak Brook Bancshares, Inc.                                      3,150           103,320
   First PacTrust Bancorp, Inc.                                          8,200           214,020
   First Place Financial Corp.                                          30,746           691,785
   First Republic Bank                                                  36,750         1,888,582
   First State Bancorporation                                           16,776           630,274
   First United Corp.                                                    3,500            71,225
 * First Virtual Communications, Inc.                                    1,650               272
   Firstbank Corp.                                                       2,835            83,488
   FirstBank NW Corp.                                                    2,928            84,839
 * FirstCity Financial Corp.                                            25,500           228,225
 * FirstFed Financial Corp.                                             37,700         1,983,774
*# Firstwave Technologies, Inc.                                          2,600             5,304
 * Fischer Imaging Corp.                                                 9,100            33,215
 * Five Star Quality Care, Inc.                                         18,800           127,464
   Flag Financial Corp.                                                  6,500            92,625
   Flagstar Bancorp, Inc.                                              141,100         3,074,569
   Flamemaster Corp.                                                        27               972
 * Flanders Corp.                                                       60,260           601,395
 * Fleetwood Enterprises, Inc.                                         127,400         1,726,270
   Flexsteel Industries, Inc.                                            6,100           106,811
   Florida East Coast Industries, Inc.                                  64,400         2,746,660
   Florida Public Utilities Co.                                          3,866            71,289
 * Flow International Corp.                                             33,300            92,241
   Flowers Foods, Inc.                                                 100,825         3,078,187
 * Flowserve Corp.                                                     123,000         3,102,060
   Flushing Financial Corp.                                             44,114           937,422
*# FLYi, Inc.                                                           68,000           127,840
 * FMC Corp.                                                            58,800         2,913,540
   FMS Financial Corp.                                                   3,300            59,218
   FNB Corp.                                                             2,700            52,785
 # FNB Corp.                                                           106,420         2,259,297
   FNB Financial Services Corp.                                          2,625            55,125
 * Foamex International, Inc.                                           56,123           228,421
 * FOCUS Enhancements, Inc.                                              3,132             3,570
 * Foodarama Supermarkets, Inc.                                          1,100            44,550
   Foothill Independent Bancorp                                          6,555           151,224
 * Footstar, Inc.                                                       27,600           104,880
 * Forest Oil Corp.                                                     70,670         2,404,900
 * Forgent Networks, Inc.                                               39,400            66,980
 * Forrester Research, Inc.                                             50,917           830,965
 * Forward Air Corp.                                                    49,550         2,296,642
 * Foster (L.B.) Co. Class A                                            10,000            88,000
 * Foster Wheeler, Ltd.                                                  2,030            28,887
 * Foundry Networks, Inc.                                               39,500           527,325
 * Fountain Powerboat Industries, Inc.                                   4,700            24,675
*# FPIC Insurance Group, Inc.                                           22,946           757,906
   Frankfort First Bancorp, Inc.                                           850   $        20,714
 * Frankfort Tower Industries, Inc.                                     13,100                18
 * Franklin Covey Co.                                                   19,300            38,407
   Franklin Electric Co., Inc.                                          21,600           878,256
 * Franklin Electronic Publishers, Inc.                                  7,900            34,760
 # Fred's, Inc.                                                         90,350         1,565,765
 # Fremont General Corp.                                                13,200           314,160
   Frequency Electronics, Inc.                                           8,300           124,085
 * Fresh Brands, Inc.                                                    5,100            38,760
 * Fresh Choice, Inc.                                                    5,900             2,537
   Friedman Industries, Inc.                                             6,158            50,372
 * Friedmans, Inc. Class A                                              35,240            59,379
 * Friendly Ice Cream Corp.                                              7,300            65,335
   Frisch's Restaurants, Inc.                                            4,900           116,718
 * Frontier Airlines, Inc.                                              81,761           959,057
   Frontier Oil Corp.                                                   61,900         1,649,635
 * Frozen Food Express Industries, Inc.                                 39,207           462,643
 * FSI International, Inc.                                              63,100           283,950
 * FTI Consulting, Inc.                                                 98,025         1,977,164
*# FuelCell Energy, Inc.                                               105,854         1,063,833
   Fuller (H.B.) Co.                                                    65,809         1,883,454
   Furniture Brands International, Inc.                                125,900         3,058,111
*# FX Energy, Inc.                                                      19,400           194,776
   G & K Services, Inc. Class A                                         44,790         1,839,973
 * G-III Apparel Group, Ltd.                                             6,700            41,205
   Gabelli Asset Management, Inc.                                       13,700           663,080
*# Gadzooks, Inc.                                                       13,600            22,032
 * Gaiam, Inc.                                                           5,500            28,875
 * Galaxy Nutritional Foods, Inc.                                       11,500            20,470
 * GameStop Corp.                                                       46,700           984,903
   GameTech International, Inc.                                         11,100            42,524
 * Gaming Partners International Corp.                                   4,100            94,095
 * Gardenburger, Inc.                                                    4,000               400
 * Gardner Denver Machinery, Inc.                                       45,688         1,571,667
 * Gartner Group, Inc.                                                 190,100         2,262,190
 * Gartner, Inc.                                                         1,200            14,064
 * Gateway Financial Holdings, Inc.                                      2,200            34,320
 * Gateway, Inc.                                                       136,400           928,884
   GATX Corp.                                                          108,500         3,194,240
 * Gaylord Entertainment Co.                                            87,363         3,078,672
   GB & T Bancshares, Inc.                                                 875            22,199
 * Gehl Co.                                                             11,800           259,482
 * Genaera Corp.                                                        23,000            83,030
*# Genaissance Pharmaceuticals, Inc.                                    64,350            99,099
   Gencorp, Inc.                                                        99,711         1,676,142
 * Gene Logic, Inc.                                                     70,572           237,828
 * Genecor International, Inc.                                         135,869         2,201,078
 * Genelabs Technologies, Inc.                                         107,510            76,332
 * General Binding Corp.                                                13,300           177,289
 * General Cable Corp.                                                  90,300         1,228,080
 * General Communications, Inc. Class A                                122,881         1,258,301
 * General DataComm Industries, Inc.                                     1,010               601
 * General Employment Enterprises, Inc.                                  3,100             8,711
 * Genesco, Inc.                                                        50,700         1,499,706
 * Genesee & Wyoming, Inc.                                              55,750         1,537,027
 * Genesee Corp. Class B                                                   200               420
 * Genesis HealthCare Corp.                                             44,650         1,439,962
 * Genesis Microchip, Inc.                                              37,462           611,005
 * Geneva Financial Corp.                                                2,600             2,080
 * Genlyte Group, Inc.                                                  31,500         2,525,355
 * Genta, Inc.                                                         174,220           226,486

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Gentiva Health Services, Inc.                                        13,950   $       232,267
 * Genus, Inc.                                                          71,321           124,099
 * GenVec, Inc.                                                        116,369           225,756
   Georgia Gulf Corp.                                                   69,500         4,001,810
 * Gerber Scientific, Inc.                                              49,500           388,575
*# Geron Corp.                                                         104,909           729,118
   Gevity HR, Inc.                                                      61,910         1,096,426
 * Giant Group, Ltd.                                                     2,200             3,410
 * Giant Industries, Inc.                                               27,600           772,800
   Gibraltar Industries, Inc.                                           27,900           672,111
 * Giga-Tronics, Inc.                                                    4,600            10,580
   Glacier Bancorp, Inc.                                                56,317         1,949,131
 * Glacier Water Services, Inc.                                          3,600            94,680
   Glatfelter (P.H.) Co.                                               100,900         1,445,897
 * Glenayre Technologies, Inc.                                         119,827           219,283
 * Global e-Point, Inc.                                                  3,008             9,174
 * Global Imaging Systems, Inc.                                         53,071         1,985,917
 * Global Payment Technologies, Inc.                                     5,500            27,995
*# Global Power Equipment Group, Inc.                                  106,500           925,485
 * Globecomm Systems, Inc.                                              16,500           103,620
 * Glowpoint, Inc.                                                      49,850            60,318
*# GoAmerica, Inc.                                                          56               685
   Gold Banc Corp.                                                      63,565           950,932
   Golden Enterprises, Inc.                                             11,800            33,040
 * Goodrich Petroleum Corp.                                             46,900           757,435
*# Goodyear Tire & Rubber Co.                                          113,200         1,428,584
   Goody's Family Clothing, Inc.                                        43,942           427,995
 * GoRemote Internet Communications, Inc.                               64,900           116,820
   Gorman-Rupp Co.                                                       9,968           228,267
 * Gottschalks, Inc.                                                    12,700           114,300
 * GP Strategies Corp.                                                  14,560           103,376
 * Graftech International, Ltd.                                        224,000         2,136,960
   Graham Corp.                                                          1,000            13,150
   Granite Construction, Inc.                                           95,700         2,539,878
 * Graphic Packaging Corp.                                             195,000         1,591,200
   Gray Television, Inc.                                               100,860         1,512,900
   Gray Television, Inc. Class A                                         6,800            94,316
   Great American Financial Resources, Inc.                             18,300           319,518
 * Great Atlantic & Pacific Tea Co., Inc.                               88,700           670,572
 # Great Lakes Chemical Corp.                                          111,700         3,272,810
   Great Southern Bancorp, Inc.                                         13,600           557,600
 # Greater Bay Bancorp                                                  92,446         2,685,556
   Greater Communications Bancorp                                        3,690            54,612
 * Green Mountain Coffee, Inc.                                          15,630           374,807
   Green Mountain Power Corp.                                           10,900           295,935
 * Greenbriar Corp.                                                        674             2,255
   Greenbrier Companies, Inc.                                           14,100           419,334
   Greene County Bancshares, Inc.                                        1,900            48,773
 * Greens Worldwide, Inc.                                                2,502                45
   Grey Global Group, Inc.                                                 200           219,404
*# Grey Wolf, Inc.                                                     432,400         2,378,200
 * Griffin Land & Nurseries, Inc. Class A                                2,200            58,080
 * Griffon Corp.                                                        67,480         1,692,398
 * Group 1 Automotive, Inc.                                             52,600         1,552,226
 * Grubb & Ellis Co.                                                    14,900            67,050
 * GSI Commerce, Inc.                                                   93,902         1,420,737
 * GSV, Inc.                                                             1,800               450
 * GTC Biotherapeutics, Inc.                                            59,964            91,745
 * GTSI Corp.                                                           19,220           194,891
   Guaranty Bancshares, Inc.                                             3,000   $        65,100
   Guaranty Federal Bancshares, Inc.                                     3,000            71,370
 * Guess, Inc.                                                         101,380         1,470,010
 * Guilford Pharmaceuticals, Inc.                                      100,814           568,591
 * Guitar Center, Inc.                                                  58,200         2,815,716
   Gulf Island Fabrication, Inc.                                        27,931           594,092
 * Gulfmark Offshore, Inc.                                              43,800           911,478
 * Gymboree Corp.                                                       70,700           833,553
 * Ha-Lo Industries, Inc.                                               64,900                45
 * Haemonetics Corp.                                                    58,000         2,024,200
   Haggar Corp.                                                          6,300           139,230
 * Hain Celestial Group, Inc.                                           81,688         1,587,198
 * Halifax Corp.                                                         1,000             5,620
 * Hammons (John Q.) Hotels, Inc. Class A                                5,200            74,880
 * Hampshire Group, Ltd.                                                 4,000           124,700
   Hancock Fabrics, Inc.                                                43,100           429,276
   Hancock Holding Co.                                                  74,792         2,542,928
   Handleman Co.                                                        53,023         1,124,088
 * Hanger Orthopedic Group, Inc.                                        49,552           386,506
   Hanmi Financial Corp.                                                 5,500           204,490
 * Hanover Compressor Co.                                              197,300         2,880,580
   Harbor Florida Bancshares, Inc.                                      54,691         1,919,654
   Hardinge, Inc.                                                        8,800            98,560
   Harland (John H.) Co.                                                63,000         2,224,530
   Harleysville Group, Inc.                                             65,543         1,575,654
   Harleysville National Corp.                                          60,344         1,699,287
 * Harmonic, Inc.                                                      166,146         1,290,954
 * Harolds Stores, Inc.                                                  2,308             3,023
 * Harris Interactive, Inc.                                            139,300           924,952
 * Hartmarx Corp.                                                       33,600           271,152
 * Harvard Bioscience, Inc.                                             64,100           254,477
 * Harvest Natural Resources, Inc.                                      82,900         1,512,925
 * Hastings Entertainment, Inc.                                         22,800           186,276
 * Hastings Manufacturing Co.                                              700             1,197
 * Hauppauge Digital, Inc.                                               8,800            48,303
   Haverty Furniture Co., Inc.                                          15,700           316,355
   Haverty Furniture Co., Inc. Class A                                     400             7,920
 * Hawaiian Holdings, Inc.                                              29,875           187,017
 * Hawk Corp.                                                            8,500            71,825
   Hawkins, Inc.                                                        10,200           121,380
 * Headwaters, Inc.                                                     77,300         2,475,919
*# HealthAxis, Inc.                                                        750             2,161
   Healthcare Services Group, Inc.                                      16,650           345,321
 * HealthExtras, Inc.                                                   74,876         1,195,770
 * HealthTronics Surgical Services, Inc.                                47,439           354,369
   Heartland Express, Inc.                                             143,904         3,160,132
   Heartland Financial USA, Inc.                                         5,779           127,543
 * Hecla Mining Co.                                                    272,000         1,846,880
   Hector Communications Corp.                                           3,500            74,200
 * HEI, Inc.                                                             6,000            14,640
   Heico Corp.                                                          22,700           485,780
   Heico Corp. Class A                                                   8,065           132,347
 * Heidrick & Struggles International, Inc.                             42,600         1,465,440
   Helix Technology Corp.                                               60,053           904,999
   Helmerich & Payne, Inc.                                              97,600         3,184,688
*# Hemispherx Biopharma, Inc.                                           95,100           149,307
   Henry Jack & Associates, Inc.                                         6,942           133,842
*# Hercules, Inc.                                                      208,900         3,112,610
 * Heritage Commerce Corp.                                               2,800            54,768
   Heritage Financial Corp.                                              7,500           162,825

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Herley Industries, Inc.                                              31,000   $       638,290
 * Hexcel Corp.                                                         89,300         1,361,825
   HF Financial Corp.                                                    3,630            67,246
 * Hi-Shear Technology Corp.                                             8,600            47,386
 * Hi-Tech Pharmacal, Inc.                                              17,650           288,577
 * HI/FN, Inc.                                                          10,400            83,200
 * Hibbett Sporting Goods, Inc.                                         53,870         1,334,360
   Hickory Tech Corp.                                                   13,900           147,757
   Hilb Rogal Hamilton Co.                                              81,700         2,834,173
 * Hines Horticulture, Inc.                                             22,000            84,700
   Hirsch International Corp. Class A                                    3,300             3,795
   HMN Financial, Inc.                                                   4,400           140,624
 * HMS Holdings Corp.                                                   44,088           309,498
 * Hoenig Group Escrow Shares                                            7,900             1,817
   Hollinger International, Inc. Class A                               100,900         1,889,857
 * Hollis-Eden Pharmaceuticals, Inc.                                    44,353           449,739
   Holly Corp.                                                          37,200         1,047,924
 * Hollywood Entertainment Corp.                                       130,573         1,656,971
 * Hollywood Media Corp.                                                64,546           289,812
 * Hologic, Inc.                                                        47,200         1,179,528
   Home Federal Bancorp                                                  4,300           104,705
   Home Loan Financial Corp.                                             1,700            35,283
 * Home Products International, Inc.                                     7,800            17,394
 * HomeStore, Inc.                                                     158,935           413,231
   Hooper Holmes, Inc.                                                 145,400           763,350
   HopFed Bancorp, Inc.                                                  2,100            35,994
   Horace Mann Educators Corp.                                          98,138         1,864,622
   Horizon Financial Corp.                                              22,649           464,531
 * Horizon Health Corp.                                                  9,900           237,501
*# Horizon Offshore, Inc.                                               48,983            17,144
 * Hot Topic, Inc.                                                     106,900         1,749,953
 * Houston Exploration Co.                                              49,997         2,994,820
 * Hub Group, Inc. Class A                                               7,000           304,500
 * Hudson Highland Group, Inc.                                           2,130            58,170
   Hudson River Bancorp, Inc.                                           51,564         1,044,171
 * Hudson Technologies, Inc.                                             5,100             4,080
 * Huffy Corp.                                                          27,005             5,469
   Hughes Supply, Inc.                                                  34,438         1,132,321
 * Human Genome Sciences, Inc.                                          44,310           487,410
 * Hurco Companies, Inc.                                                 5,600            89,656
*# Hutchinson Technology, Inc.                                          60,000         1,966,200
 * Huttig Building Products, Inc.                                        5,300            45,739
 * Hydril Co.                                                           37,900         1,777,889
 * Hypercom Corp.                                                      119,200           724,736
 * HyperFeed Technologies, Inc.                                          1,450             3,987
 * Hyperion Solutions Corp.                                             66,313         2,971,486
 * I-Flow Corp.                                                         46,800           960,804
 * I-many, Inc.                                                         47,700            64,395
 * I-Sector Corp.                                                       10,400            75,920
*# I-Trax, Inc.                                                         58,600            77,352
*# I.C. Isaacs & Co., Inc.                                               7,200            27,000
   IBERIABANK Corp.                                                     18,953         1,224,364
 * Ibis Technology Corp.                                                22,500            57,150
*# iCAD, Inc.                                                            3,600            17,280
 * ICO, Inc.                                                            14,320            43,390
 * ICT Group, Inc.                                                      19,274           164,793
*# ICU Medical, Inc.                                                    31,250           779,687
   IDACORP, Inc.                                                        87,800         2,828,916
 * Identix, Inc.                                                       201,112         1,594,818
 * IDT Corp.                                                            45,278           664,228
 * IDT Corp. Class B                                                    40,900           628,633
 * IDX Systems Corp.                                                    69,851   $     2,453,167
 * iGATE Capital Corp.                                                 118,527           474,108
 * IGI, Inc.                                                             2,100             2,436
 * Igo Escrow Share                                                      4,100                 0
   IHOP Corp.                                                           46,500         1,970,205
 * II-VI, Inc.                                                          33,370         1,439,915
   IKON Office Solutions, Inc.                                         136,960         1,544,909
 * ILEX Oncology, Inc.                                                  62,400         1,551,264
 * Illumina, Inc.                                                       86,842           659,999
 # ILX Resorts, Inc.                                                     2,900            33,698
 * Image Entertainment, Inc.                                            42,000           254,940
*# ImageWare Systems, Inc.                                               5,500            16,060
   Imation Corp.                                                        80,600         2,596,126
 * IMCO Recycling, Inc.                                                 30,900           499,344
*# Immersion Corp.                                                      53,700           287,832
*# Immtech International, Inc.                                          25,000           350,250
 * Immucor, Inc.                                                        68,812         2,212,306
 * ImmunoGen, Inc.                                                      91,853           718,290
 * Immunomedics, Inc.                                                  124,400           349,564
 * IMPAC Medical Systems, Inc.                                          10,400           174,200
 * Impath, Inc.                                                         21,600            97,200
 * Impax Laboratoroes, Inc.                                            128,644         1,610,623
 * IMPCO Technologies, Inc.                                             42,920           284,989
*# Imperial Sugar Co.                                                   14,551                 0
 * Imperial Sugar Co.                                                   22,020           431,372
 * Implant Sciences Corp.                                               16,600           179,114
 * Impreso, Inc.                                                         5,300            13,563
 * Incyte Corp.                                                        166,230         1,707,182
   Independence Holding Co.                                              4,950            89,545
   Independent Bank Corp. MA                                            35,203         1,216,616
   Independent Bank Corp. MI                                            47,745         1,437,124
 * Indevus Pharmaceuticals, Inc.                                       105,694           730,346
 * Index Development Partners, Inc.                                      4,600             3,358
 * Indus International, Inc.                                            34,900            66,310
 * Industrial Distribution Group, Inc.                                  20,600           169,559
 * INEI Corp.                                                              100                53
   Infinity Property & Casualty Corp.                                   45,546         1,685,202
*# Infinity, Inc.                                                       20,698           131,619
*# Infocrossing, Inc.                                                   41,991           705,449
 * InFocus Corp.                                                        87,989           589,526
 * Infonet Services Corp.                                              133,400           265,466
 * Informatica Corp.                                                   198,300         1,546,740
*# Information Architects Corp.                                          1,080               130
 * Inforte Corp.                                                        24,600           166,296
 * Infosonics Corp.                                                      2,400             8,016
 * InfoSpace, Inc.                                                      64,046         2,837,238
 * infoUSA, Inc.                                                       122,875         1,352,854
   Ingles Market, Inc. Class A                                          25,480           325,889
 * InKine Pharmaceutical Co., Inc.                                      21,400           112,029
 * Innodata Isogen, Inc.                                                51,300           357,561
 * Innotrac Corp.                                                       11,600            98,020
 * Innovative Clinical Solutions, Ltd.                                     968                 5
 * Innovative Solutions & Support, Inc.                                 12,700           388,747
 * Innovex, Inc.                                                        41,600           207,584
 * Input/Output, Inc.                                                  175,100         1,535,627
 * Insight Communications Co., Inc.                                    109,775           929,794
 * Insight Enterprises, Inc.                                           108,179         2,188,461
 * Insightful Corp.                                                      6,300            17,262
 * Insignia Systems, Inc.                                               19,250            23,677
*# Insite Vision, Inc.                                                  18,000            11,880
 * Insituform Technologies, Inc. Class A                                61,519         1,435,853

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Insmed, Inc.                                                         69,118   $       108,515
 * Inspire Pharmaceuticals, Inc.                                        86,569         1,550,451
 * Instinet Group, Inc.                                                 36,500           218,635
 * Insurance Auto Auctions, Inc.                                        26,561           589,389
 * InsWeb Corp.                                                          1,633             4,034
   Integra Bank Corp.                                                   39,881           912,477
*# Integra LifeSciences Holdings                                        66,200         2,250,138
   Integral Systems, Inc.                                                9,200           183,908
 * Integral Vision, Inc.                                                 2,200             3,190
 * IntegraMed America, Inc.                                              3,100            21,731
*# Integrated Biopharma, Inc.                                           27,200           193,392
 * Integrated Device Technology, Inc.                                  230,013         2,610,648
 * Integrated Electrical Services, Inc.                                 76,000           229,520
 * Integrated Information Systems, Inc.                                    820               107
 * Integrated Silicon Solution, Inc.                                    79,894           611,988
*# Intelli-Check, Inc.                                                  22,600            91,530
 * Intellidata Technologies Corp.                                       46,978            18,321
 * Intelligent Systems Corp.                                             4,500            10,350
 * Intelligroup, Inc.                                                   31,400            42,704
*# Intellisync Corp.                                                   122,786           221,015
   Inter Parfums, Inc.                                                  18,550           310,341
 * Interactive Intelligence, Inc.                                       34,900           151,815
   Interchange Financial Services Corp.                                 12,600           336,420
 * Interdigital Communications Corp.                                   126,900         2,582,415
 * Interep National Radio Sales, Inc.                                      700               560
 * Interface, Inc. Class A                                             100,306           993,029
 * Interferon Scientific, Inc.                                           2,435                79
 * Intergraph Corp.                                                     84,200         2,206,040
 * Interland, Inc.                                                      36,110           113,385
 * Interlink Electronics, Inc.                                           9,700            87,009
 * Intermagnetics General Corp.                                         64,342         1,896,159
   Intermet Corp.                                                       47,300             6,149
 * InterMune, Inc.                                                      74,700           927,027
   International Aluminum Corp.                                          2,100            69,090
 * International Microcomputer Software, Inc.                            5,100             5,253
 * International Shipholding Corp.                                       6,100            91,439
*# Internet Commerce Corp.                                               4,000             5,400
 * Internet Security Systems, Inc.                                     108,600         2,629,206
*# Interpharm Holdings, Inc.                                            53,300           162,565
 * Interphase Corp.                                                      5,400            37,800
   Interpool, Inc.                                                      38,000           811,300
 # Interstate Bakeries Corp.                                            81,300           469,507
 * Interstate Hotels & Resorts, Inc.                                    53,840           255,740
   Inter-Tel, Inc.                                                      59,300         1,679,376
 * Intervoice, Inc.                                                     82,818         1,076,634
 * Interwoven, Inc.                                                     89,707           870,158
 * Intest Corp.                                                          8,600            41,710
 * Intevac, Inc.                                                        12,000            84,600
 * IntraBiotics Pharmaceuticals, Inc.                                   19,300            70,831
 * Intrado, Inc.                                                        37,300           504,296
 * Intraware, Inc.                                                      14,200            16,472
*# Introgen Therapeutics, Inc.                                          61,186           427,078
 * Intrusion, Inc.                                                       4,050             5,836
 * Intuitive Surgical, Inc.                                             77,423         2,781,808
   Invacare Corp.                                                       54,300         2,742,693
 * Inverness Medical Innovations, Inc.                                   7,461           181,302
 * Investment Technology Group, Inc.                                   102,900         1,724,604
 * INVESTools, Inc.                                                      8,483            24,516
   Investors Title Co.                                                   1,400            49,077
*# Invision Technologies, Inc.                                          27,200         1,318,656
 * Iomed, Inc.                                                          15,100   $        36,240
 * Iomega Corp.                                                        117,495           534,602
 * Ion Networks, Inc.                                                      100                26
*# Ionatron, Inc.                                                       17,500           168,000
*# Ionics, Inc.                                                         52,000         2,246,920
 * iPass, Inc.                                                          41,500           269,335
*# IPIX Corp.                                                            4,350            28,275
 * Iridex Corp.                                                          6,800            27,676
 * IRIS International, Inc.                                             36,024           296,874
   Irwin Financial Corp.                                                65,200         1,734,972
 * Isis Pharmaceuticals, Inc.                                          126,800           598,496
*# Island Pacific, Inc.                                                 73,700            29,480
 * Isle of Capri Casinos, Inc.                                          66,464         1,630,362
*# Isolagen, Inc.                                                       78,000           592,020
 * Ista Pharmaceuticals, Inc.                                           35,300           353,353
 * Iteris, Inc.                                                            520             1,825
 * ITLA Capital Corp.                                                    5,800           316,854
 * Itron, Inc.                                                          48,200         1,043,530
 * iVillage, Inc.                                                      155,622           738,426
 * Ixia                                                                133,647         1,884,423
 * IXYS Corp.                                                           72,524           673,748
 * J & J Snack Foods Corp.                                              20,689           971,142
 * J Net Enterprises, Inc.                                               8,400            22,260
 * J. Alexander's Corp.                                                  9,200            64,860
 * J. Jill Group, Inc.                                                  46,255           798,824
 * j2 Global Communication, Inc.                                        53,432         1,862,105
 * Jack in the Box, Inc.                                                81,000         3,060,180
 * Jaclyn, Inc.                                                          1,300             8,645
 * Jaco Electronics, Inc.                                                5,659            24,506
 * Jacuzzi Brands, Inc.                                                173,578         1,621,219
 * Jakks Pacific, Inc.                                                  57,326         1,067,410
 * Jarden Corp.                                                         63,150         2,423,065
 * JDA Software Group, Inc.                                             63,412           831,965
 * Jennifer Convertibles, Inc.                                           1,300             4,030
   JLG Industries, Inc.                                                101,200         1,760,880
 * JMAR Industries, Inc.                                                23,700            34,839
 * Jo-Ann Stores, Inc.                                                  48,975         1,347,792
 * Johnson Outdoors, Inc.                                                6,700           135,541
 * Jones Lang LaSalle, Inc.                                             74,900         2,688,910
*# Jos. A. Bank Clothiers, Inc.                                         30,800           810,040
 * Journal Register Co.                                                 95,800         1,811,578
 * JPS Industries, Inc.                                                  9,200            34,454
   Juno Lighting, Inc.                                                     980            39,298
 * Jupitermedia Corp.                                                   71,669         1,201,889
   K-Swiss, Inc. Class A                                                59,200         1,603,846
 * K-Tron International, Inc.                                            2,400            60,240
 * K-V Pharmaceutical Co. Class A                                       76,050         1,429,740
 * K-V Pharmaceutical Co. Class B                                       20,975           415,305
 * K2, Inc.                                                            107,263         1,810,599
 * Kadant, Inc.                                                         30,320           613,980
   Kaman Corp. Class A                                                  49,600           595,200
 * Kansas City Southern                                                144,200         2,452,842
 * Katy Industries, Inc.                                                 8,300            44,820
   Kaydon Corp.                                                         61,700         2,004,016
 * KBK Capital Corp.                                                     2,000             1,500
 * KCS Energy, Inc.                                                    112,200         1,607,826
 * Keane, Inc.                                                         142,064         2,201,992
 * Keith Companies, Inc.                                                11,400           194,370
   Keithley Instruments, Inc.                                           32,300           611,116
   Kellwood Co.                                                         62,676         2,181,752
   Kelly Services, Inc. Class A                                         70,048         2,129,459

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kemet Corp.                                                         198,923   $     1,762,458
 * Kendle International, Inc.                                           29,103           241,264
   Kennametal, Inc.                                                     31,100         1,595,430
 * Kennedy-Wilson, Inc.                                                  8,800            63,140
   Kenneth Cole Productions, Inc. Class A                               27,250           804,420
*# Kensey Nash Corp.                                                    26,454           826,952
 * Kera Vision, Inc.                                                     4,300                 9
   Kewaunee Scientific Corp.                                             2,000            18,180
 * Key Energy Group, Inc.                                              248,100         3,106,212
 * Key Technology, Inc.                                                  4,700            44,791
 * Key Tronic Corp.                                                      8,600            27,262
 * Keynote Systems, Inc.                                                18,600           236,778
 * Keystone Automotive Industries, Inc.                                 34,474           807,726
 * Keystone Consolidated Industries, Inc.                                2,100               126
 * Kforce, Inc.                                                         83,910         1,005,242
*# KFX, Inc.                                                           133,800         2,015,028
   Kimball International, Inc. Class B                                  53,700           800,130
 * Kindred Healthcare, Inc.                                             82,978         2,265,299
 * Kirby Corp.                                                          56,500         2,571,880
 * Kirkland's, Inc.                                                     17,200           165,120
   Knape & Vogt Manufacturing Co.                                        2,290            28,442
 * Knight Trading Group, Inc.                                          184,336         2,103,274
 * Knight Transportation, Inc.                                         129,653         3,124,637
 * Koala Corp.                                                           6,500               617
 * Komag, Inc.                                                          62,409         1,045,351
 * Kopin Corp.                                                         159,791           648,751
 * Korn/Ferry International                                             88,900         1,656,207
*# Kos Pharmaceuticals, Inc.                                            81,100         3,452,427
 * Kosan Biosciences, Inc.                                              66,524           428,415
   Koss Corp.                                                            3,600            72,000
*# Krispy Kreme Doughnuts, Inc.                                        140,800         1,417,856
   Kronos Worldwide, Inc.                                                9,860           452,574
 * Kronos, Inc.                                                         59,000         2,981,860
 * Kulicke & Soffa Industries, Inc.                                    117,834           881,398
 * KVH Industries, Inc.                                                 33,228           335,603
 * Kyphon, Inc.                                                         90,100         2,167,806
 * La Jolla Pharmceutical Co.                                          132,600           186,966
   La-Z-Boy, Inc.                                                      116,000         1,780,600
 * LaBarge, Inc.                                                        34,600           415,200
 * LabOne, Inc.                                                         39,284         1,184,413
 * Labor Ready, Inc.                                                    95,400         1,514,952
 * LaBranche & Co., Inc.                                               106,600           853,866
   Laclede Group, Inc.                                                  47,800         1,539,160
 * LaCrosse Footwear, Inc.                                               5,800            57,130
 * Ladish Co., Inc.                                                     19,500           215,085
   Lakeland Bancorp, Inc.                                               13,119           238,110
 * Lakeland Industries, Inc.                                             2,420            47,553
 * Lakes Entertainment, Inc.                                            37,650           525,217
   Lance, Inc.                                                          68,100         1,269,384
 * Lancer Corp.                                                          9,325           109,942
   LandAmerica Financial Group, Inc.                                    41,800         2,232,120
   Landauer, Inc.                                                       20,500           950,790
 * Landec Corp.                                                         53,190           334,033
   Landry's Restaurants, Inc.                                           63,500         1,876,425
 * Lannet Co., Inc.                                                     53,030           492,118
 * Lantronix, Inc.                                                      15,000            14,700
*# Large Scale Biology Corp.                                            42,800            46,224
*# LaserCard Corp.                                                      26,290           261,323
 * Laserscope                                                           47,450         1,543,074
 * Lattice Semiconductor Corp.                                         233,351   $     1,245,628
 * Laureate Education, Inc.                                             51,951         2,046,350
   Lawson Products, Inc.                                                 9,600           468,960
 * Lawson Software, Inc.                                               218,408         1,349,761
 * Layne Christensen Co.                                                11,600           225,040
 * Lazare Kaplan International, Inc.                                     8,700            86,130
   LCA-Vision, Inc.                                                     30,950         1,015,160
 * LCC International, Inc. Class A                                      45,100           229,559
 * Learning Care Group, Inc.                                             5,200            15,860
 * Learning Tree International, Inc.                                    38,381           503,943
 * LeCroy Corp.                                                         10,100           216,241
 * Lectec Corp.                                                          3,900             3,997
   Leesport Financial Corp.                                                525            11,980
   Lennox International, Inc.                                          138,405         2,489,906
 * Lesco, Inc.                                                          18,300           219,600
*# Level 8 Systems, Inc.                                                 3,729               268
   Levitt Corp. Class A                                                 42,421         1,090,644
*# Lexar Media, Inc.                                                   175,097         1,381,515
 * Lexicon Genetics, Inc.                                              145,818         1,025,101
   Libbey, Inc.                                                         31,600           662,652
 * Liberate Technologies, Inc.                                         106,300           239,706
   Liberty Corp.                                                        43,200         1,883,520
   Liberty Homes, Inc. Class A                                             200             1,005
 * Lifecell Corp.                                                       64,900           671,066
 * Lifecore Biomedical, Inc.                                            29,730           303,543
 * Lifeline Systems, Inc.                                                8,200           221,810
   Lifetime Hoan Corp.                                                  24,349           330,903
*# Ligand Pharmaceuticals, Inc. Class B                                170,000         1,904,000
 * Lightbridge, Inc.                                                    56,621           265,552
 * Lightning Rod Software, Inc.                                            580               783
 * LightPath Technologies, Inc.                                          1,850             7,677
 * Lin TV Corp.                                                         59,000         1,063,180
   Lincoln Electric Holdings, Inc.                                      89,362         3,207,202
   Lindsay Manufacturer Co.                                             27,100           762,594
 * Linens 'n Things, Inc.                                              102,500         2,546,100
 * Lionbridge Technologies, Inc.                                        66,322           365,434
*# Lipid Sciences, Inc.                                                 56,608           261,529
*# Liquidmetal Technologies, Inc.                                       68,495           146,922
   Lithia Motors, Inc. Class A                                          34,610           878,402
 * Littlefuse, Inc.                                                     51,200         1,997,824
 * LMI Aerospace, Inc.                                                   7,900            58,381
   LNB Bancorp, Inc.                                                     1,200            24,036
   LNR Property Corp.                                                   38,000         2,376,900
 * Lodgenet Entertainment Corp.                                         40,501           624,525
 * Lodgian, Inc.                                                            51               541
 * Logic Devices, Inc.                                                   6,700             8,978
 * LogicVision, Inc.                                                    28,200            58,374
 * Logility, Inc.                                                       13,200            54,516
 * LoJack Corp.                                                         35,600           374,512
   Lone Star Steakhouse & Saloon, Inc.                                  45,746         1,234,685
 * Lone Star Technologies, Inc.                                         66,800         2,097,520
   Longs Drug Stores Corp.                                              86,100         2,298,870
   Longview Fibre Co.                                                  114,100         1,983,058
 * LookSmart, Ltd.                                                     191,367           380,629
 * LOUD Technologies, Inc.                                              12,400            24,180
   Louisiana-Pacific Corp.                                              20,700           506,529
   Lowrance Electronics, Inc.                                            6,692           204,842
   LSB Bancshares, Inc.                                                  5,156            86,879
   LSB Corp.                                                             4,300            79,378
   LSI Industries, Inc.                                                 45,527           452,538
 * LTX Corp.                                                           133,900           956,046

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Luby's, Inc.                                                         49,900   $       356,286
   Lufkin Industries, Inc.                                               6,400           257,664
 * Luminex Corp.                                                        71,552           644,684
 * Lydall, Inc.                                                         35,600           398,008
 * Lynch Corp.                                                           1,500            21,000
 * Lynch Interactive Corp.                                               2,800            85,260
 * M&F Worldwide Corp.                                                  41,600           542,880
 * M-Wave, Inc.                                                          2,900             4,118
   M/I Homes, Inc.                                                      31,300         1,415,073
   MacDermid, Inc.                                                      68,800         2,533,216
*# Mace Security International, Inc.                                    11,200            63,280
 * Mac-Gray Corp.                                                       12,600            96,390
 * Macromedia, Inc.                                                     68,567         1,956,217
 * Macrovision Corp.                                                   113,693         3,018,549
 * Madden (Steven), Ltd.                                                28,000           528,080
   MAF Bancorp, Inc.                                                    50,527         2,319,189
 * Magic Lantern Group, Inc.                                             1,700               697
 * Magma Design Automation, Inc.                                        80,483         1,091,349
 * Magna Entertainment Corp.                                            21,200           127,200
 * Magnetek, Inc.                                                       63,800           421,718
 * Magnum Hunter Resources, Inc.                                       199,602         2,674,667
 * MAI Systems Corp.                                                       500                80
   Main Street Banks, Inc.                                              43,014         1,362,684
 * Main Street Restaurant Group, Inc.                                   25,200            36,540
   Maine & Maritimes Corp.                                               1,600            40,800
 * MAIR Holdings, Inc.                                                  44,116           405,867
 * Major Automotive Companies, Inc.                                      3,280             2,624
 * Management Network Group, Inc.                                       52,100           103,158
 * Manatron, Inc.                                                        1,102             8,817
 * Manchester Technologies, Inc.                                         8,000            39,200
 * Manhattan Associates, Inc.                                           67,694         1,644,964
 # Mannatech, Inc.                                                      13,500           310,500
*# Manning (Greg) Auctions, Inc.                                         9,200           105,524
 * Manugistic Group, Inc.                                              163,000           448,250
 * MAPICS, Inc.                                                         58,456           568,192
 * Mapinfo Corp.                                                        44,823           535,635
   Marine Products Corp.                                                25,530           668,886
 * MarineMax, Inc.                                                      36,075         1,060,605
 * Marisa Christina, Inc.                                                6,700             8,308
   Maritrans, Inc.                                                       7,800           140,790
 * MarketWatch, Inc.                                                    55,490         1,006,589
   MarkWest Hydrocarbon, Inc.                                           10,285           180,605
 * Marlton Technologies, Inc.                                            7,800             5,460
   Marsh Supermarkets, Inc. Class A                                      1,600            19,024
   Marsh Supermarkets, Inc. Class B                                      4,500            57,555
 * Martek Biosciences Corp.                                             17,003           660,907
 * Marten Transport, Ltd.                                                9,450           207,427
*# Martha Stewart Living Omnimedia, Inc.                                45,800         1,081,796
   MASSBANK Corp.                                                        4,700           174,370
 # Massey Energy Co.                                                    42,400         1,489,088
 * Mastec, Inc.                                                        109,250           916,607
 * Material Sciences Corp.                                              32,900           550,088
 * Matria Healthcare, Inc.                                              23,769           831,915
 * Matritech, Inc.                                                      30,500            30,500
 * Matrix Bancorp, Inc.                                                  6,500            78,000
 * Matrix Service Co.                                                   37,400           278,630
 * MatrixOne, Inc.                                                     116,844           772,339
 * Matrixx Initiatives, Inc.                                            20,800           284,752
   Matthews International Corp. Class A                                 74,200         2,735,754
 * Mattson Technology, Inc.                                            114,345         1,069,126
 * Maui Land & Pineapple Co., Inc.                                      10,200   $       332,520
 * Maverick Tube Corp.                                                  97,800         3,100,260
 * Max & Erma's Restaurants, Inc.                                        2,300            30,647
 * Maxco, Inc.                                                           3,100            10,819
   Maxcor Financial Group, Inc.                                         14,572           132,605
*# Maxim Pharmaceuticals, Inc.                                          60,133           174,987
 * Maximus, Inc.                                                        49,900         1,563,367
 * Maxtor Corp.                                                        163,300           623,806
 * Maxwell Technologies, Inc.                                           33,260           357,212
 * Maxxam, Inc.                                                          8,900           266,911
 * Maxygen, Inc.                                                        78,852           795,617
 * Mayor's Jewelers, Inc.                                               20,300            12,789
 * Mays (J.W.), Inc.                                                       200             2,855
   MB Financial, Inc.                                                   65,964         2,783,681
   MBT Financial Corp.                                                  38,461           917,295
 * McDATA Corp.                                                        178,101         1,006,271
   MCG Capital Corp.                                                    99,434         1,690,378
   McGrath Rentcorp.                                                    27,307         1,153,994
 * McMoran Exploration Co.                                              53,764           843,557
   McRae Industries, Inc. Class A                                        2,600            36,400
 * MDI, Inc.                                                            14,000            12,320
 * Meade Instruments Corp.                                              43,632           138,313
 * Meadow Valley Corp.                                                   2,400             6,396
 * Meadowbrook Insurance Group, Inc.                                    61,300           310,791
 * Measurement Specialties, Inc.                                        12,900           329,079
*# Mechanical Technology, Inc.                                           4,700            25,944
 * Medallion Finanacial Corp.                                            3,943            37,025
*# Medarex, Inc.                                                       182,170         1,985,653
 * MedCath Corp.                                                        39,049           848,144
*# Med-Design Corp.                                                     28,300            34,243
   Media General, Inc. Class A                                           6,100           379,420
 * Media Services Group, Inc.                                              471             6,788
 * MediaBay, Inc.                                                        7,050             7,825
 * Mediacom Communications Corp.                                       197,918         1,033,132
*# Medialink Worldwide, Inc.                                             5,900            18,402
 * Medical Action Industries, Inc.                                      23,600           466,808
 * Medical Staffing Network Holdings, Inc.                              69,500           598,395
 * Medicore, Inc.                                                        3,800            25,498
*# Medifast, Inc.                                                       25,000            86,000
 * MedQuist, Inc.                                                       64,700           784,487
 * MEDTOX Scientific, Inc.                                               7,545            58,474
 * Memry Corp.                                                           9,800            27,440
 # Mentor Corp.                                                         97,400         3,005,764
 * Mentor Graphics Corp.                                               164,927         2,069,834
   Mercantile Bank Corp.                                                 1,260            51,408
   Merchants Bancshares, Inc.                                            6,150           182,655
   Merchants Group, Inc.                                                 1,300            31,525
   Mercury Air Group, Inc.                                               4,950            19,552
 * Mercury Computer Systems, Inc.                                       47,800         1,505,700
*# Merge Technologies, Inc.                                             29,894           576,057
   Meridian Bioscience, Inc.                                            32,812           543,039
 * Meridian Resource Corp.                                             174,200         1,189,786
 * Merit Medical Systems, Inc.                                          60,576           688,143
 * Meritage Homes Corp.                                                 28,500         2,667,600
 * Merix Corp.                                                          42,313           460,365
 * Merrimac Industries, Inc.                                             2,860            26,312
 * Mesa Air Group, Inc.                                                 72,635           509,898
   Mesa Laboratories, Inc.                                               3,300            38,775
 * Mestek, Inc.                                                          5,400            97,848
 * Meta Group, Inc.                                                     12,700            67,564

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Metal Management, Inc.                                               51,500   $     1,353,420
 * Metals USA, Inc.                                                     44,580           835,875
 * MetaSolv, Inc.                                                       88,200           215,208
   Methode Electronics, Inc.                                            34,100           450,120
   Met-Pro Corp.                                                         8,100           106,920
 * Metris Companies, Inc.                                              133,500         1,545,930
 * Metro One Telecommunications, Inc.                                   39,650            66,612
   MetroCorp. Bancshares, Inc.                                           7,000           151,550
 * Metrologic Instruments, Inc.                                         49,600         1,013,328
   MFB Corp.                                                             1,300            36,790
 * MFRI, Inc.                                                            4,900            34,300
   MGE Energy, Inc.                                                     45,527         1,568,860
   MGP Ingredients, Inc.                                                29,455           275,110
 * Michael Anthony Jewelers, Inc.                                        7,400            15,207
 * Micrel, Inc.                                                        210,473         2,247,852
 * Micro Component Technology, Inc.                                     10,752             6,989
 * Micro Linear Corp.                                                   16,000            73,760
 * Micro Therapeutics, Inc.                                             91,922           365,850
 * MicroFinancial, Inc.                                                 15,200            59,432
 * Micromuse, Inc.                                                     117,493           617,778
 * Micros Systems, Inc.                                                 42,452         3,114,703
 * Microsemi Corp.                                                     137,100         2,440,380
 * MicroStrategy, Inc.                                                  27,800         1,794,490
 * Microtek Medical Holdings, Inc.                                      99,116           404,393
 * Microtune, Inc.                                                     103,247           617,417
*# Microvision, Inc.                                                    49,423           376,109
 * Midas, Inc.                                                          36,100           697,091
   Middleby Corp.                                                       21,087         1,210,816
   Middlesex Water Co.                                                   8,400           167,160
   Midland Co.                                                           6,600           209,880
   Mid-State Bancshares                                                 52,303         1,560,722
*# Midway Games, Inc.                                                  193,600         2,098,624
 * Midwest Air Group, Inc.                                              40,100           120,300
   Midwest Banc Holdings, Inc.                                          39,765           917,776
 * Mikohn Gaming Corp.                                                  50,575           412,186
 * Milacron, Inc.                                                      162,405           485,591
 * Milestone Scientific, Inc.                                           16,300            27,710
*# Millennium Cell, Inc.                                                58,900            53,599
 * Millennium Chemicals, Inc.                                          101,800         2,705,844
 * Miller Industries, Inc.                                               9,280           102,173
 * MIM Corp.                                                            49,200           318,324
 * Mindspeed Technologies, Inc.                                        177,775           444,437
   Mine Safety Appliances Co.                                           66,700         3,161,580
   Minerals Technologies, Inc.                                          46,100         3,058,735
 * MIPS Technologies, Inc.                                              94,700           828,625
 * Miravant Medical Technologies                                         1,800             1,800
 * Misonix, Inc.                                                        14,600            92,126
 * Mission Resources Corp.                                              93,700           581,877
 * Mitcham Industries, Inc.                                             19,500           146,250
 * Mitek Systems, Inc.                                                  11,100             5,328
 * Mity Enterprises, Inc.                                                5,000            74,750
 * MKS Instruments, Inc.                                               114,307         1,942,076
 * Mobile Mini, Inc.                                                    33,515         1,015,169
 * Mobility Electronics, Inc.                                           64,640           627,654
 * Mobius Management Systems, Inc.                                      17,100           136,800
   Mocon, Inc.                                                           5,500            50,820
   Modine Manufacturing Co.                                             79,595         2,558,979
 * Mod-Pac Corp.                                                         2,750            33,275
 * Mod-Pac Corp. Class B                                                 1,112            13,455
 * Modtech Holdings, Inc.                                               29,763           242,866
 * Moldflow Corp.                                                       24,456           342,384
 * Molecular Devices Corp.                                              34,540   $       726,376
   Monaco Coach Corp.                                                   66,850         1,330,315
 * Monarch Casino & Resort, Inc.                                         8,000           279,360
 * Mondavi (Robert) Corp. Class A                                       22,500         1,266,750
 * Monolithic System Technology, Inc.                                   49,133           229,451
 * Monro Muffler Brake, Inc.                                            12,300           301,965
 * Monterey Pasta Co.                                                   32,100           102,720
 * Moog, Inc. Class A                                                   19,200           806,784
 * Moog, Inc. Class B                                                    3,300           140,580
 * Morgan Group Holding Co.                                                200                17
 * Morgan's Foods, Inc.                                                    900               720
 * Mossimo, Inc.                                                        16,600            59,926
 * Mothers Work, Inc.                                                   10,754           138,619
 * Motorcar Parts of America, Inc.                                       2,500            18,337
   Movado Group, Inc.                                                   41,200           758,080
   Movie Gallery, Inc.                                                  70,399         1,227,055
 * MPS Group, Inc.                                                     242,100         2,726,046
 * MPW Industrial Services Group, Inc.                                   5,000            12,250
 * MRO Software, Inc.                                                   56,835           730,330
 * MRV Communications, Inc.                                            238,481           920,298
 * MSC.Software Corp.                                                   63,900           607,689
 * MTC Technologies, Inc.                                               14,800           454,952
*# MTI Technology Corp.                                                  1,300             2,522
 * MTM Technologies, Inc.                                                4,900            20,580
 * MTR Gaming Group, Inc.                                               62,478           628,529
   MTS Systems Corp.                                                    46,987         1,426,055
   Mueller Industries, Inc.                                             83,545         2,567,338
 * Multi-Color Corp.                                                     2,250            36,675
*# Multimedia Games, Inc.                                               69,235           905,594
   MutualFirst Financial, Inc.                                           2,000            47,100
   Myers Industries, Inc.                                               73,319           830,704
 * Mykrolis Corp.                                                       95,900         1,175,734
 * Myriad Genetics, Inc.                                                67,457         1,297,873
   Mystic Financial, Inc.                                                1,575            64,575
 * Nabi Biopharmaceuticals                                             133,750         1,926,000
   NACCO Industries, Inc. Class A                                        6,500           711,685
*# Nanogen, Inc.                                                        76,740           344,563
 * Nanometrics, Inc.                                                    28,294           460,343
*# Nanophase Technologies Corp.                                         40,098           247,405
*# Napco Security Systems, Inc.                                          5,160            51,084
   Nara Bancorp, Inc.                                                   53,611         1,112,964
   Nash Finch Co.                                                       26,640           988,610
 * Nashua Corp.                                                          5,800            60,900
 * Nassda Corp.                                                         56,005           239,701
*# Nastech Pharmaceutical Co., Inc.                                     31,000           470,580
 * NATCO Group, Inc. Class A                                            16,800           142,464
 * Nathan's Famous, Inc.                                                 7,000            58,450
   National Beverage Corp.                                              36,200           340,642
 * National Dentex Corp.                                                 3,500            91,385
   National Home Health Care Corp.                                       5,465            62,793
 * National Medical Health Card Systems, Inc.                           12,600           269,514
 * National Patent Development Corp.                                    14,560            25,043
   National Penn Bancshares, Inc.                                       76,610         2,206,368
   National Presto Industries, Inc.                                      6,800           308,312
 * National Research Corp.                                               7,000           112,000
 * National RV Holdings, Inc.                                           21,800           212,114
 * National Technical Systems, Inc.                                      8,600            45,666
 * National Western Life Insurance Co. Class A                           1,000           162,190
 * Natrol, Inc.                                                         10,000            33,800

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Natural Alternatives International, Inc.                              5,400   $        50,760
 * Nature Vision, Inc.                                                     500             3,245
   Nature's Sunshine Products, Inc.                                     34,704           580,945
 * Natus Medical, Inc.                                                  39,200           282,240
   Nautilus Group, Inc.                                                 75,300         1,640,787
 * Navarre Corp.                                                        61,460         1,046,664
 * Navidec, Inc.                                                           544             2,339
 * Navigant Consulting, Inc.                                           108,100         2,524,135
 * Navigant International, Inc.                                         33,014           362,494
 * Navigators Group, Inc.                                               26,984           762,298
   NBT Bancorp, Inc.                                                    73,455         1,865,022
 * NCI Building Systems, Inc.                                           46,700         1,732,570
 * NCO Group, Inc.                                                      73,284         1,840,174
   NDCHealth Corp.                                                      82,800         1,563,264
 * NeighborCare, Inc.                                                   73,800         2,073,042
 * Nektar Therapeutics                                                 189,283         3,536,753
   Nelson (Thomas), Inc.                                                30,100           743,470
 * Neoforma, Inc.                                                       43,914           326,281
 * Neogen Corp.                                                          7,625           165,005
 * NeoMagic Corp.                                                       55,978            47,581
 * NEON Systems, Inc.                                                    8,600            31,648
 * Neopharm, Inc.                                                       53,617           624,638
 * Neose Technologies, Inc.                                             55,701           389,350
 * Neoware Systems, Inc.                                                34,400           301,344
 * NES Rentals Holdings, Inc.                                               36               398
 * Net Perceptions, Inc.                                                22,600            20,566
 * Net2Phone, Inc.                                                     101,300           347,459
   NetBank, Inc.                                                        57,533           590,864
*# Netflix, Inc.                                                       114,882         1,307,357
 * Netguru, Inc.                                                        17,200            20,812
 * NetIQ Corp.                                                         126,387         1,550,768
 * NetManage, Inc.                                                      10,442            59,519
 * Netopia, Inc.                                                        43,200           131,760
 * NetRatings, Inc.                                                     76,531         1,530,620
 * Netscout System, Inc.                                                66,250           501,513
 * Network Engines, Inc.                                                66,100           154,013
 * Network Equipment Technologies, Inc.                                 55,900           531,609
*# Network Plus Corp.                                                   14,500                12
*# Neurobiological Technologies, Inc.                                    2,700            11,580
 * Neurogen Corp.                                                       75,807           663,311
   Nevada Chemicals, Inc.                                                2,500            17,575
 * Nevada Gold & Casinos, Inc.                                          28,050           307,989
 * New Brunswick Scientific Co., Inc.                                    7,660            41,364
 * New Century Equity Holdings Corp.                                       100                33
   New Hampshire Thrift Bancshares, Inc.                                   200             5,826
 * New Horizons Worldwide, Inc.                                         12,400            43,152
   New Jersey Resources Corp.                                           63,600         2,766,600
 * NewMarket Corp.                                                      37,900           727,301
   NewMil Bancorp, Inc.                                                  4,400           132,484
 * Newpark Resources, Inc.                                             193,000         1,103,960
 * Newport Corp.                                                        90,418         1,115,758
 * Newtek Business Services, Inc.                                       73,088           300,026
   Niagara Corp.                                                         8,200            65,190
 * NIC, Inc.                                                           136,278           626,197
 * Nitches, Inc.                                                           864             5,676
   NL Industries, Inc.                                                 109,476         2,473,063
 * NMS Communications Corp.                                            107,400           686,071
 * NMT Medical, Inc.                                                    11,500            48,760
   NN, Inc.                                                             20,217           257,565
 * Nobel Learning Communities, Inc.                                      6,500            47,125
   Nobility Homes, Inc.                                                  4,100   $        88,560
   Noble International, Ltd.                                            21,160           417,085
 * Noel Group, Inc.                                                      8,000                52
 # Noland Co.                                                              200             8,636
   Nordson Corp.                                                        79,799         3,037,150
 * Norstan, Inc.                                                        29,700           113,751
 * North America Galvanizing & Coatings, Inc.                            6,700            12,998
 * North American Scientific, Inc.                                      36,050           162,225
   North Central Bancshares, Inc.                                        1,700            66,003
   North Pittsburgh Systems, Inc.                                       33,006           828,121
   Northeast Bancorp                                                       900            20,430
   Northeast Pennsylvania Financial Corp.                                4,400            74,756
   Northern Technologies International Corp.                             3,000            21,900
*# Northfield Laboratories, Inc.                                        49,185           919,760
 * Northland Cranberries, Inc.                                             100                81
   Northrim BanCorp, Inc.                                                6,068           138,360
*# Northwest Airlines Corp.                                            194,645         1,993,165
   Northwest Bancorp, Inc.                                             108,276         2,801,100
   Northwest Natural Gas Co.                                            62,900         2,129,794
 * Northwest Pipe Co.                                                    6,300           120,330
 * NovaMed, Inc.                                                        48,500           230,375
 * Novatel Wireless, Inc.                                               61,102         1,286,808
 * Novavax, Inc.                                                        87,000           297,540
 * Noven Pharmaceuticals, Inc.                                          53,808           983,610
 * Novoste Corp.                                                        29,400            39,690
 * NPS Pharmaceuticals, Inc.                                            88,900         1,592,199
 * NS Group, Inc.                                                       48,300         1,070,328
 * NTN Communications, Inc.                                            117,993           325,661
 * Nu Horizons Electronics Corp.                                        37,100           307,967
   Nu Skin Enterprises, Inc. Class A                                   125,000         2,810,000
*# Nucentrix Broadband Networks, Inc. Escrow Shares                     10,400                 0
 * NuCo2, Inc.                                                          16,000           396,800
   NUI Corp.                                                            31,692           434,180
 * NumereX Corp. Class A                                                10,800            51,624
 * Nutraceutical International Corp.                                    26,864           430,630
 * Nutri/System, Inc.                                                   15,300            38,097
 * Nutrition 21, Inc.                                                    3,500             3,500
 * Nuvelo, Inc.                                                         70,322           685,640
   NWH, Inc.                                                             4,200            62,790
 * NYFIX, Inc.                                                          62,314           398,186
   NYMAGIC, Inc.                                                         8,700           213,411
 * O'Charleys, Inc.                                                     47,362           899,878
 * O.I. Corp.                                                            2,700            29,103
   Oak Hill Financial, Inc.                                              3,000           114,270
   Oakley, Inc.                                                        157,200         1,909,980
 * Obie Media Corp.                                                      5,900            40,415
*# OCA, Inc.                                                           112,051           640,932
 * Oceaneering International, Inc.                                      57,900         2,223,360
   OceanFirst Financial Corp.                                           29,080           737,469
 * Ocular Sciences, Inc.                                                44,300         2,140,310
 * Ocwen Financial Corp.                                               144,234         1,345,703
 * Odd Job Stores, Inc.                                                 12,700            28,575
 * Odyssey Healthcare, Inc.                                             80,600         1,076,010
 * Odyssey Marine Exploration, Inc.                                     42,600           115,020
 * Offshore Logistics, Inc.                                             52,600         1,993,540
 * Oglebay Norton Co.                                                      900               261
 * Ohio Casualty Corp.                                                 135,349         2,907,297

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Oil States International, Inc.                                      113,631   $     2,314,663
   Oil-Dri Corp. of America                                              4,200            67,200
 * Old Dominion Freight Line, Inc.                                      56,148         1,760,240
   Olin Corp.                                                          153,652         3,486,364
 * Olympic Steel, Inc.                                                  21,000           567,000
 * OM Group, Inc.                                                       63,700         1,958,138
   Omega Financial Corp.                                                 8,200           289,542
 * Omega Protein Corp.                                                  52,600           442,366
 * OMNI Energy Services Corp.                                           25,300            74,129
 * Omnicell, Inc.                                                       57,252           615,459
*# OmniVision Technologies, Inc.                                       125,600         2,240,704
 * Omnova Solutions, Inc.                                               13,900            79,369
 * Omtool, Ltd.                                                          3,570            29,488
 * On Assignment, Inc.                                                  53,900           281,358
 * ON Semiconductor Corp.                                              571,551         2,086,161
 * On2 Technologies, Inc.                                               53,300            28,249
 * One Price Clothing Stores, Inc.                                       2,957                 9
*# Oneida, Ltd.                                                         28,700            72,611
 * Online Resources Corp.                                               41,700           293,985
   Onyx Acceptance Corp.                                                 5,100           142,137
 * Onyx Pharmacueticals, Inc.                                           78,300         2,449,224
 * ONYX Software Corp.                                                  31,950           105,116
 * Opent Technologies, Inc.                                             45,100           389,664
 * OpenTV Corp.                                                         39,946           160,583
 * Openwave Systems, Inc.                                              147,399         1,942,719
 * Opinion Research Corp.                                                6,700            42,311
 * Oplink Communications, Inc.                                          53,100           108,855
*# Opsware, Inc.                                                       185,792         1,272,675
 * OPTi, Inc.                                                           11,600            16,704
 * Optical Cable Corp.                                                  11,500            62,330
 * Optical Communication Products, Inc.                                 74,850           163,173
 * Optical Sensors, Inc.                                                 1,633             5,307
   Option Care, Inc.                                                    46,700           804,174
 * OraSure Technologies, Inc.                                          102,450           733,542
 * Orbit International Corp.                                             1,582            13,099
 * Orbital Sciences Corp.                                              113,452         1,474,876
 * Orchid Biosciences, Inc.                                             50,638           542,333
 * Oregon Steel Mills, Inc.                                             78,700         1,415,026
 * Orleans Homebuilders, Inc.                                           40,100           738,241
 * Orphan Medical, Inc.                                                 10,300           104,854
 * Orthologic Corp.                                                     77,505           444,104
 * Oscient Pharmaceutical Corp.                                        156,600           510,516
   OshKosh B'Gosh, Inc. Class A                                         21,100           432,550
 * OSI Systems, Inc.                                                    35,700           775,404
 * Osteotech, Inc.                                                      37,700           205,088
   Otter Tail Corp.                                                     58,560         1,577,021
   Outlook Group Corp.                                                   2,400            17,112
 * Overland Storage, Inc.                                               30,275           449,584
   Overseas Shipholding Group, Inc.                                     47,025         3,089,072
*# Overstock.com, Inc.                                                  39,400         2,807,644
   Owens & Minor, Inc.                                                  90,500         2,511,375
 # Oxford Industries, Inc.                                              38,500         1,570,800
 * Oxigene, Inc.                                                        12,600            70,195
 * Oxis International, Inc.                                              7,900             4,503
 * OYO Geospace Corp.                                                   10,600           167,904
 * P & F Industries, Inc. Class A                                        1,300            19,175
 * P.A.M. Transportation Services, Inc.                                 20,550           417,165
*# P.F. Chang's China Bistro, Inc.                                      56,300         3,166,312
   Pacific Capital Bancorp                                              88,500         2,921,385
 * Pacific Mercantile Bancorp                                            5,900            83,662
 * Pacific Premier Bancorp, Inc.                                         3,900            55,575
   Packaging Dynamics Corp.                                              4,120   $        58,957
 * Packeteer, Inc.                                                      74,100           963,300
 * Pac-West Telecomm, Inc.                                              23,100            28,413
 * Pain Therapeutics, Inc.                                              93,301           702,557
 * PainCare Holdings, Inc.                                              87,900           254,910
 * Palatin Technologies, Inc.                                               62               167
 * Paligent, Inc.                                                          347                69
 * Palm Harbor Homes, Inc.                                              49,111           766,623
*# PalmOne, Inc.                                                        39,630         1,388,635
 * PalmSource, Inc.                                                     32,881           520,835
 * Palomar Medical Technologies, Inc.                                   34,879           785,824
   Pamrapo Bancorp, Inc.                                                 5,100           122,400
 * Panavision, Inc.                                                      3,600            22,500
*# Panera Bread Co.                                                     62,925         2,513,225
 * Pantry, Inc.                                                         44,400         1,221,888
*# Papa John's International, Inc.                                      37,000         1,316,090
 * Par Pharmaceutical Companies, Inc.                                   74,700         2,947,662
 * PAR Technology Corp.                                                  7,800            92,196
 * Paradyne Networks Corp.                                             105,455           409,165
 * Paragon Technologies, Inc.                                            4,200            40,194
 * Parallel Petroleum Corp.                                             55,900           311,363
 * Parametric Technology Corp.                                         515,069         3,013,154
 * Parexel International Corp.                                          56,782         1,171,413
   Park Bancorp, Inc.                                                    1,200            38,100
   Park Electrochemical Corp.                                           45,750           964,868
 * Parker Drilling Co.                                                 217,200           949,164
*# Parkervision, Inc.                                                   24,821           184,916
 * Park-Ohio Holdings Corp.                                             10,400           233,792
   Parkvale Financial Corp.                                              5,700           177,897
 * Parlex Corp.                                                         13,800            84,180
 * Parlux Fragrances, Inc.                                               9,900           177,507
   Partners Trust Financial Group, Inc.                                 12,189           136,395
 * Party City Corp.                                                     38,691           494,858
 * Path 1 Network Technologies, Inc.                                    14,600            50,516
 * Pathmark Stores, Inc.                                                63,179           348,116
*# Patient Infosystems, Inc.                                               733             2,272
 * Patrick Industries, Inc.                                              4,500            49,680
 * Patriot Transportation Holding, Inc.                                  2,500           104,150
   PAULA Financial                                                       6,100            12,200
 * Paxar Corp.                                                          87,200         2,018,680
 * Paxson Communications Corp.                                         118,700           137,692
 * Payless Cashways, Inc.                                                  160                 0
 * Payless ShoeSource, Inc.                                            149,800         1,749,664
 * PC Connection, Inc.                                                  50,350           353,961
 * PC Mall, Inc.                                                        25,664           623,635
 * PC-Tel, Inc.                                                         46,100           372,027
 * PDF Solutions, Inc.                                                  58,424           751,917
 * PDI, Inc.                                                            31,798           739,939
 * PEC Solutions, Inc.                                                  60,517           858,736
 * Pediatric Services of America, Inc.                                  14,700           151,557
 * Pediatrix Medical Group, Inc.                                        51,600         3,214,680
 * Peerless Manufacturing Co.                                            3,000            44,850
 * Peerless Systems Corp.                                               24,300            34,749
 * Peet's Coffee & Tea, Inc.                                            30,739           777,082
*# Pegasus Communications Corp.                                         17,540           133,304
 * Pegasus Solutions, Inc.                                              48,157           562,955
 * Pegasystems, Inc.                                                    77,938           565,830
 * Pemco Aviation Group, Inc.                                              950            25,231
 * Pemstar, Inc.                                                        73,200           112,069
   Penford Corp.                                                         7,300           122,640

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Penn Engineering & Manufacturing Corp. Class A                        1,200   $        19,356
   Penn Engineering & Manufacturing Corp. Non-Voting                    15,000           287,250
 * Penn National Gaming, Inc.                                           72,100         3,804,717
 * Penn Treaty American Corp.                                           24,800            44,640
   Penn Virginia Corp.                                                  40,400         1,755,784
   Penn-America Group, Inc.                                             31,000           459,110
   Pennfed Financial Services, Inc.                                     14,800           254,264
   Penns Woods Bancorp, Inc.                                               770            38,431
 * Penwest Pharmaceuticals Co.                                          40,800           507,960
   Peoples Bancorp, Inc.                                                   300             6,510
   Pep Boys - Manny, Moe & Jack                                        133,400         2,101,050
 * Perceptron, Inc.                                                     18,418           126,532
 * Performance Food Group Co.                                          101,587         2,665,643
 * Performance Technologies, Inc.                                       28,100           200,353
 * Pericom Semiconductor Corp.                                          57,400           503,972
 * Perini Corp.                                                         55,100           823,745
   Perrigo Co.                                                         156,647         2,825,912
 * Perry Ellis International, Inc.                                      20,500           391,345
 * Per-Se Technologies, Inc.                                            66,100           911,519
 * Pervasive Software, Inc.                                             55,039           219,606
 * PetMed Express, Inc.                                                 49,165           319,573
 * Petrocorp, Inc. Escrow Shares                                         6,900               414
 * Petroleum Development Corp.                                          35,833         1,473,453
   PFF Bancorp, Inc.                                                    38,400         1,735,680
 * Pfsweb, Inc.                                                              9                26
 * Pharmacopia Drug Discovery, Inc.                                     26,450           152,881
 * Pharmacyclics, Inc.                                                  42,501           442,860
*# Pharmanetics, Inc.                                                    7,200             7,272
 * PharmChem, Inc.                                                       5,000                98
*# Pharmos Corp.                                                         6,200            24,800
 * Philadelphia Consolidated Holding Corp.                              48,900         3,337,425
   Phillips-Van Heusen Corp.                                            68,200         1,861,860
 * Phoenix Gold International, Inc.                                        600               546
 * Phoenix Technologies, Ltd.                                           53,036           430,122
 * PhotoMedex, Inc.                                                     49,800           112,050
 * Photon Dynamics, Inc.                                                37,000           815,850
 * Photronics, Inc.                                                     74,900         1,411,116
 * Physiometrix, Inc.                                                    7,400             6,956
 * Pico Holdings, Inc.                                                  12,300           253,503
 # Piedmont Natural Gas Co.                                             65,000         1,528,150
 * Pinnacle Entertainment, Inc.                                         63,600         1,156,248
 * Pinnacle Financial Partners, Inc.                                     8,390           204,129
 * Pinnacle Systems, Inc.                                              152,500           796,050
 * Pioneer Drilling Co.                                                  1,500            14,475
 * Piper Jaffray Companies, Inc.                                        44,000         2,024,440
 * Pixelworks, Inc.                                                     51,000           573,750
 * Pizza Inn, Inc.                                                      10,000            29,000
 * Planar Systems, Inc.                                                 32,300           344,318
 * PLATO Learning, Inc.                                                 49,466           345,767
 * Play By Play Toys and Novelties, Inc.                                   100                 0
 * Playboy Enterprises, Inc. Class A                                     4,700            53,110
 * Playboy Enterprises, Inc. Class B                                    65,600           793,760
 * Playtex Products, Inc.                                              134,700         1,010,250
 * Plexus Corp.                                                         95,900         1,318,625
 * Plug Power, Inc.                                                    160,943           951,173
 * PLX Technology, Inc.                                                 57,038           513,912
 * PMA Capital Corp. Class A                                            66,500           661,675
   PNM Resources, Inc.                                                 116,000         2,951,040
   Pocahontas Bancorp, Inc.                                              4,400   $        68,860
 * Point Therapeutics, Inc.                                                660             3,227
 * Point.360                                                             9,000            22,140
   PolyMedica Corp.                                                     62,749         2,230,727
 * PolyOne Corp.                                                        94,200           869,466
 * Pomeroy IT Solutions, Inc.                                           26,937           367,959
   Pope & Talbot, Inc.                                                  34,800           584,640
 * Porta Systems Corp.                                                     300                51
 * Portal Software, Inc.                                                93,020           320,919
 * Portfolio Recovery Associates, Inc.                                  33,905         1,271,438
 * Possis Medical, Inc.                                                 39,800           459,292
   Potlatch Corp.                                                       59,600         3,022,912
 * Powell Industries, Inc.                                              19,159           309,801
 * Power Intergrations, Inc.                                            68,000         1,341,640
   PowerCerv Corp.                                                       1,755               527
 * Power-One, Inc.                                                     183,961         1,690,602
 * Powerwave Technologies, Inc.                                        228,645         1,849,281
 * Pozen, Inc.                                                          63,367           439,767
 * PPT Vision, Inc.                                                      6,800             5,984
 * PRAECIS Pharmaceuticals, Inc.                                       100,404           211,852
   Preformed Line Products Co.                                           1,200            33,900
 * Premier Financial Bancorp                                             5,200            57,460
*# Premier Laser Systems, Inc. Class A                                   3,400                 2
*# Pre-Paid Legal Services, Inc.                                        35,350         1,210,738
   Presidential Life Corp.                                              64,892         1,084,345
 * Presstek, Inc.                                                       75,598           807,387
 * Pressure BioSciences, Inc.                                            6,700            20,435
 * PRG-Schultz International, Inc.                                     136,100           734,940
 * Price Communications Corp.                                          124,070         2,246,908
*# Priceline.com, Inc.                                                  89,216         2,129,586
*# Pricesmart, Inc.                                                     15,300           121,635
 * PRIMEDIA, Inc.                                                      573,038         1,833,722
 * Primus Telecommunications Group, Inc.                               144,612           438,174
 * Princeton Review, Inc.                                               14,600            86,724
 * Printronix, Inc.                                                      5,800            97,672
 * Priority Healthcare Corp.                                            85,139         1,779,405
 * Private Business, Inc.                                                  945             2,022
 * ProAssurance Corp.                                                   64,150         2,505,058
 * Procom Technology, Inc.                                               5,400             7,128
 * ProcureNet, Inc.                                                     19,700                20
 * Progenics Pharmaceuticals, Inc.                                      39,000           583,050
   Programmers Paradise, Inc.                                            5,200            59,020
 * Progress Software Corp.                                              79,800         1,811,460
 * ProQuest Co.                                                         62,700         1,696,035
   Prosperity Bancshares, Inc.                                          48,041         1,362,443
 * Protection One, Inc.                                                 41,500            10,790
   Providence & Worcester Railroad Co.                                   3,000            36,900
   Provident Bancorp, Inc.                                              36,935           489,758
   Provident Bankshares Corp.                                           72,693         2,670,741
   Provident Financial Holdings, Inc.                                    8,325           243,090
   Provident Financial Services, Inc.                                   16,553           321,625
 * Province Healthcare Co.                                              88,825         1,993,233
 * Proxim Corp.                                                          6,726            27,644
 * ProxyMed, Inc.                                                       10,679            74,753
 * PSS World Medical, Inc.                                             140,800         1,761,971
   Psychemedics Corp.                                                    5,225            66,619
 * Psychiatric Solutions, Inc.                                          32,233         1,049,184
 * PTEK Holdings, Inc.                                                 156,737         1,650,441
   Pulaski Financial Corp.                                               5,400           106,650
   Pulitzer, Inc.                                                       20,900         1,329,449

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Pure World, Inc.                                                      7,600   $        12,920
 * PW Eagle, Inc.                                                        7,000            27,643
   Pyramid Breweries, Inc.                                               5,700            12,255
   QAD, Inc.                                                            74,359           612,718
 * QEP Co., Inc.                                                         2,125            33,490
 * QLT, Inc.                                                            38,900           624,345
 * QuadraMed Corp.                                                      27,006            48,611
   Quaker Chemical Corp.                                                20,320           491,744
   Quaker Fabric Corp.                                                  37,050           213,038
 * Quality Dining, Inc.                                                 11,400            35,796
 * Quality Systems, Inc.                                                14,000           859,740
 * Qualstar Corp.                                                        5,500            25,080
   Quanex Corp.                                                         38,100         2,247,900
 * Quanta Services, Inc.                                               255,600         1,970,676
 * Quantum Corp.                                                        91,700           262,262
 * Quantum Fuel Systems Technologies Worldwide, Inc.                    67,520           419,299
 * Quest Software, Inc.                                                201,277         3,115,768
 * Questcor Pharmaceuticals, Inc.                                       26,800            14,740
 * QuickLogic Corp.                                                     54,600           133,224
 * Quidel Corp.                                                         69,535           448,501
 * Quigley Corp.                                                        24,006           193,968
 * Quiksilver, Inc.                                                    110,900         3,288,185
 * Quinton Cardiology Systems, Inc.                                     29,800           305,450
 * Quipp, Inc.                                                           1,400            18,816
   Quixote Corp.                                                        19,291           404,339
*# Quokka Sports, Inc.                                                   1,128                 9
 * Quovadx, Inc.                                                        62,047           118,510
 * R&B, Inc.                                                             8,400           210,000
 * R.H. Donnelley Corp.                                                 56,100         3,068,670
 * Radiant Systems, Inc.                                                64,344           401,507
 * Radiologix, Inc.                                                     46,500           174,375
 * RadiSys Corp.                                                        41,662           587,018
 * Radyne ComStream, Inc.                                                9,500            69,170
 * RailAmerica, Inc.                                                    80,900         1,035,520
 * Raindance Communictions, Inc.                                        74,896           173,010
   Ralcorp Holdings, Inc.                                               64,200         2,645,040
 * Ramtron International Corp.                                          49,000           180,320
   Range Resources Corp.                                               152,500         3,162,850
 * Rare Hospitality International, Inc.                                 74,550         2,233,518
   Raven Industries, Inc.                                               39,810           854,721
 * Rayovac Corp.                                                        76,100         2,258,648
   Raytech Corp.                                                        16,400            30,340
 * RC2 Corp.                                                            44,191         1,382,736
 * RCM Technologies, Inc.                                               10,500            53,550
*# RCN Corp.                                                            82,600             6,112
 * Reading International, Inc. Class A                                  18,149           152,633
 * Reading International, Inc. Class B                                   1,060             8,745
 * RealNetworks , Inc.                                                 372,900         2,349,270
 * Redback Networks, Inc.                                               56,711           272,213
 * Redhook Ale Brewery, Inc.                                             9,300            32,550
   Redwood Empire Bancorp                                                5,250           150,098
   Regal-Beloit Corp.                                                   53,804         1,517,811
 * Regeneration Technologies, Inc.                                      58,540           544,422
 * Regeneron Pharmaceuticals, Inc.                                     116,437         1,073,549
 * Regent Communications, Inc.                                          98,413           561,938
 * Register.com, Inc.                                                   44,100           256,662
 * RehabCare Group, Inc.                                                35,800           942,256
 * Reliability, Inc.                                                     6,300             4,977
   Reliance Steel & Aluminum Co.                                        71,557         2,855,840
 # Reliv International, Inc.                                            34,532           282,126
*# Relm Wireless Corp.                                                   7,600   $        15,580
 * Remec, Inc.                                                         135,250           815,558
 * RemedyTemp, Inc.                                                     15,100           166,402
 * Remington Oil & Gas Corp.                                            60,600         1,754,370
 * Remote Dynamics, Inc.                                                   276               235
   Renaissance Learning, Inc.                                           68,415         1,317,673
 * Rentrak Corp.                                                        21,600           211,680
 * Rent-Way, Inc.                                                       57,700           489,296
 * Repligen Corp.                                                       66,100           159,962
 * Reptron Electronics, Inc.                                               343             2,521
   Republic Bancorp, Inc.                                              154,971         2,408,254
   Republic Bancorp, Inc. Class A                                       15,225           422,494
 * Republic First Bancorp, Inc.                                          6,967           106,595
 * Res-Care, Inc.                                                       37,785           566,775
 * ResMed, Inc.                                                         41,300         2,067,478
   Resource America, Inc.                                               38,451         1,131,613
 * Resources Connection, Inc.                                           51,368         2,330,052
 * Restoration Hardware, Inc.                                           72,300           368,007
 * Retail Ventures, Inc.                                                74,500           546,085
 * Retek, Inc.                                                         122,429           746,817
 * Revlon, Inc.                                                        745,500         1,573,005
 * Rewards Network, Inc.                                                55,800           351,540
 * Rex Stores Corp.                                                     22,700           399,520
 * Rexhall Industries, Inc.                                              3,542             1,523
 * RF Micro Devices, Inc.                                              258,727         1,800,740
 * RF Monolithics, Inc.                                                 17,000           160,140
   RGC Resources, Inc.                                                   3,564            86,249
 * Rhythms NetConnections, Inc.                                          3,800                 0
   Richardson Electronics, Ltd.                                         31,125           347,044
 * Rigel Pharmaceuticals, Inc.                                           2,222            55,594
   Riggs National Corp.                                                 51,399         1,034,148
 * Rimage Corp.                                                          8,600           130,806
*# Rita Medical Systems, Inc.                                           79,321           243,515
 * Riverside Group, Inc.                                                   700                 6
   Riverview Bancorp, Inc.                                               4,500            96,935
 * Riviera Holdings Corp.                                                3,600            97,200
   RLI Corp.                                                            55,600         2,315,740
 * Roadhouse Grill, Inc.                                                 8,540             1,281
   Roanoke Electric Steel Corp.                                          9,900           178,101
   Robbins & Myers, Inc.                                                31,600           762,824
*# Robotic Vision Systems, Inc.                                          3,480             1,601
 * Rochester Medical Corp.                                               5,300            47,700
   Rock of Ages Corp.                                                    4,400            32,608
 * Rockford Corp.                                                       14,600            31,974
   Rock-Tenn Co. Class A                                                78,400         1,265,376
 # Rocky Mountain Chocolate Factory, Inc.                                4,015            57,736
 * Rocky Shoes & Boots, Inc.                                             4,500            93,600
 * Rofin-Sinar Technologies, Inc.                                       32,800         1,279,200
 * Rogers Corp.                                                         36,800         1,746,160
   Rollins, Inc.                                                       100,500         2,467,275
 * Roxio, Inc.                                                           1,629            15,247
   Royal Bancshares of Pennsylvania, Inc. Class A                        4,430           128,470
   Royal Gold, Inc.                                                     45,135           799,792
 * Royale Energy, Inc.                                                   4,509            34,584
   RPC, Inc.                                                            28,600           779,350
 * RSA Security, Inc.                                                  140,000         2,961,000
 * RTI International Metals, Inc.                                       46,700         1,006,385
 * RTW, Inc.                                                             5,150            47,020
 * Rubio's Restaurants, Inc.                                            20,095           266,862

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Ruddick Corp.                                                       102,800   $     2,242,068
 * Rudolph Technologies, Inc.                                           36,900           590,400
 * Rural Cellular Corp. Class A                                          2,800            13,664
 * Rural/Metro Corp.                                                    14,000            48,300
 * Rush Enterprises, Inc. Class A                                        7,000           106,260
 * Rush Enterprises, Inc. Class B                                        7,000           112,840
   Russ Berrie & Co., Inc.                                              45,500         1,034,670
   Russell Corp.                                                        71,800         1,316,812
 * Ryan's Restaurant Group, Inc.                                        89,200         1,362,084
   Ryerson Tull, Inc.                                                   54,900           888,282
 * S&K Famous Brands, Inc.                                               2,100            33,642
   S&T Bancorp, Inc.                                                    57,981         2,128,483
 * S1 Corp.                                                            154,406         1,446,784
 * Saba Software, Inc.                                                  29,577           125,111
 * Safeguard Scientifics, Inc.                                         206,800           415,668
 * SafeNet, Inc.                                                        51,704         1,843,765
 * Safety Components International, Inc.                                   118             1,652
 * Saga Communications, Inc. Class A                                    40,525           688,520
 * Salem Communications Corp.                                           44,069         1,082,335
*# Salton, Inc.                                                         25,000           152,750
 * San Filippo (John B.) & Son, Inc.                                    17,893           397,225
   Sanders Morris Harris Group, Inc.                                    38,039           580,095
   Sanderson Farms, Inc.                                                43,900         1,635,275
 * Sands Regent Casino Hotel                                             2,000            23,900
   Sandy Spring Bancorp, Inc.                                           31,164         1,131,876
 * Sangamo BioSciences, Inc.                                            54,897           256,369
 * Sapient Corp.                                                       270,394         2,138,817
 * SatCon Technology Corp.                                              52,200           105,966
   Saucony, Inc. Class A                                                 2,700            66,690
   Saucony, Inc. Class B                                                 3,500            86,240
   Sauer-Danfoss, Inc.                                                  49,600           985,056
 * Savient Pharmaceuticals, Inc.                                        76,600           168,520
 * Saxon Capital, Inc.                                                  17,400           394,980
 * SBA Communications Corp.                                            101,800           977,280
 * SBE, Inc.                                                             3,500            11,585
 * SBS Technologies, Inc.                                               33,930           443,126
 * ScanSoft, Inc.                                                      225,660           823,659
 * ScanSource, Inc.                                                     27,800         1,798,660
   Schawk, Inc.                                                         22,200           376,956
 * Scheid Vineyards, Inc.                                                2,200            12,562
*# Schick Technologies, Inc.                                             9,000           115,200
 * Schieb (Earl), Inc.                                                   2,200             6,490
 * Schlotzsky's, Inc.                                                    7,200               270
 * Schmitt Industries, Inc.                                              2,466            18,865
   Schnitzer Steel Industries, Inc. Class A                             62,351         2,352,503
 * Scholastic Corp.                                                     82,462         2,716,298
 * Schuff International, Inc.                                            7,000            19,320
   Schulman (A.), Inc.                                                  65,979         1,415,250
   Schweitzer-Maudoit International, Inc.                               32,400         1,119,744
 * Sciclone Pharmaceuticals, Inc.                                       97,969           399,714
 * Scientific Games Corp.                                              116,381         2,781,506
 * Scientific Learning Corp.                                             4,400            23,760
 * Scientific Technologies, Inc.                                         6,700            34,103
 * SCM Microsystems, Inc.                                               30,763           104,902
   SCP Pool Corp.                                                       85,050         2,681,627
   SCPIE Holdings, Inc.                                                  9,300            92,907
 * SCS Transportation, Inc.                                             32,654           690,632
   Seaboard Corp.                                                        1,400         1,050,000
 * Seabulk International, Inc.                                          46,800           557,856
 * Seachange International, Inc.                                        60,700         1,036,756
   Seacoast Banking Corp. of Florida                                    33,228   $       731,681
 * SEACOR Holdings, Inc.                                                41,800         2,319,900
 * Seattle Genetics, Inc.                                               91,734           626,543
 * Secom General Corp.                                                     140               172
 * Secure Computing Corp.                                               64,074           667,651
 * SED International Holdings, Inc.                                        825               763
 * SeeBeyond Technology Corp.                                          184,633           583,440
 * SEEC, Inc.                                                              100                23
 * Segue Software, Inc.                                                  9,500            46,265
 * Selas Corp. of America                                                4,750             9,880
*# Select Comfort Corp.                                                 79,100         1,541,659
   Select Medical Corp.                                                202,700         3,537,115
 * Selectica, Inc.                                                      71,960           277,046
   Selective Insurance Group, Inc.                                      61,179         2,740,207
   SEMCO Energy, Inc.                                                   62,300           301,532
 * Semitool, Inc.                                                       62,960           564,122
 * Semtech Corp.                                                        85,616         1,752,560
 * SEMX Corp.                                                              900               113
 * Seneca Foods Corp. Class A                                              200             3,725
 * Seneca Foods Corp. Class B                                            1,300            24,239
 * Senesco Technologies, Inc.                                            6,300            20,475
 # Sensient Technologies Corp.                                         103,100         2,376,455
 * Sequa Corp. Class A                                                   6,900           411,930
 * Sequa Corp. Class B                                                   2,600           156,650
 * Sequenom, Inc.                                                       63,500            56,515
 * SeraCare Life Sciences, Inc.                                          4,080            46,516
*# Serena Software, Inc.                                                95,890         1,999,307
 * Serologicals Corp.                                                   54,950         1,282,533
 * Service Corp. International                                         243,900         1,721,934
 * ServiceWare Technologies, Inc.                                        2,900             1,363
 * Servotronics, Inc.                                                    1,100             4,675
 * SFBC International, Inc.                                             33,996         1,320,065
 * Shared Technologies Cellular, Inc.                                   10,100                20
 * Sharper Image Corp.                                                  34,000           651,440
*# Shaw Group, Inc.                                                    140,287         2,066,428
 * Shiloh Industries, Inc.                                              33,066           429,197
 * Shoe Carnival, Inc.                                                  27,579           359,630
 * Shoe Pavilion, Inc.                                                   6,200            16,864
 * Sholodge, Inc.                                                        5,100            23,307
 * ShopKo Stores, Inc.                                                  65,800         1,176,504
*# Shuffle Master, Inc.                                                 50,987         2,346,932
 * Siebert Financial Corp.                                              22,300            69,108
   Sierra Bancorp                                                        1,700            35,700
 * Sierra Health Services, Inc.                                         58,036         3,228,543
*# Sierra Pacific Resources                                            258,100         2,645,525
 * SIFCO Industries, Inc.                                                5,400            22,680
 * Sigma Designs, Inc.                                                  45,800           413,574
 * Sigmatron International, Inc.                                         2,200            29,898
   Silgan Holdings, Inc.                                                40,413         2,194,426
*# Silicon Graphics, Inc.                                              348,800           561,568
 * Silicon Image, Inc.                                                 165,389         2,778,535
 * Silicon Storage Technology, Inc.                                    211,200         1,469,952
*# Silicon Valley Bancshares                                            71,258         2,991,411
 * Siliconix, Inc.                                                      65,324         2,416,335
 * Simclar, Inc.                                                         6,500            28,600
   Simmons First National Corp. Class A                                 31,627           917,183
 * SimpleTech, Inc.                                                    105,557           524,618
   Simpson Manufacturing Co., Inc.                                      87,400         2,936,640
   Sinclair Broadcast Group, Inc. Class A                              100,100           721,721

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Sipex Corp.                                                          74,246   $       408,353
 * Sirenza Microdevices, Inc.                                           76,511           388,676
*# Sirna Therapeutics, Inc.                                             82,075           253,612
 * Sitel Corp.                                                         137,600           305,472
 * Six Flags, Inc.                                                     212,505         1,032,774
   SJW Corp.                                                             9,000           346,950
 * Skechers U.S.A., Inc. Class A                                        46,400           538,704
   Skyline Corp.                                                         8,300           343,205
   Skywest, Inc.                                                       126,096         2,399,607
 * Skyworks Solutions, Inc.                                            290,417         2,883,841
 * SL Industries, Inc.                                                   5,900            82,069
 * SM&A                                                                 44,600           359,922
 * Smart & Final Food, Inc.                                             66,400           961,472
 * SmartDisk Corp.                                                         100                29
 * Smith & Wollensky Restaurant Group, Inc.                             13,400            62,176
   Smith (A.O.) Corp.                                                   48,200         1,448,410
   Smith (A.O.) Corp. Convertible Class A                                3,750           112,688
 * Smith Micro Software, Inc.                                           21,400           150,014
 * Smithway Motor Xpress Corp. Class A                                   4,000            29,000
 * Sola International, Inc.                                             70,000         1,512,000
 * Somera Communications, Inc.                                          59,150            65,657
   Sonic Automotive, Inc.                                               64,400         1,599,052
 * Sonic Corp.                                                         113,237         3,303,123
*# Sonic Foundry, Inc.                                                  42,300            75,294
 * Sonic Innovations, Inc.                                              43,200           175,824
 * Sonic Solutions, Inc.                                                50,600           976,580
 * SonicWALL, Inc.                                                     148,400           912,660
 * SonoSite, Inc.                                                       32,445           968,483
 * Sonus Networks, Inc.                                                 54,057           357,317
 * Sonus Pharmaceuticals, Inc.                                          46,400           141,984
 * Sotheby's Holdings, Inc. Class A                                    104,300         1,635,424
   Sound Federal Bancorp, Inc.                                          27,084           411,704
 * Source Interlink Companies, Inc.                                     50,600           660,330
 * Source Media, Inc.                                                   27,400               219
 * SOURCECORP, Inc.                                                     34,502           573,768
   South Jersey Industries, Inc.                                        30,364         1,561,013
   Southern Banc Co., Inc.                                                 200             3,500
 * Southern Energy Homes, Inc.                                          13,825            63,872
 * Southern Union Co.                                                   77,303         1,895,487
   Southside Banchares, Inc.                                               331             8,308
 * Southwall Technologies, Inc.                                         14,200            15,904
   Southwest Bancorp, Inc.                                              11,400           306,090
   Southwest Bancorporation of Texas, Inc.                             109,400         2,675,924
   Southwest Gas Corp.                                                  77,600         1,971,040
   Southwest Water Co.                                                  35,740           486,421
 * Southwestern Energy Co.                                              19,301         1,059,625
 * Spacehab, Inc.                                                       25,166            57,882
   Span-American Medical System, Inc.                                    2,400            27,600
 * Spanish Broadcasting System, Inc.                                    87,200           932,168
 * SPAR Group, Inc.                                                      2,900             4,405
   Spartan Motors, Inc.                                                 27,045           321,322
 * Spartan Stores, Inc.                                                 38,375           199,550
   Spartech Corp.                                                       70,700         1,976,065
 * Sparton Corp.                                                         8,334            81,015
 * Specialty Laboratories, Inc.                                         50,300           552,294
   SpectraLink Corp.                                                    41,800           612,370
 * Spectranetics Corp.                                                  55,582           270,129
 * Spectrum Control, Inc.                                               13,000   $        96,980
 * Spectrum Pharmaceuticals, Inc.                                        2,700            15,201
 * SpectRx, Inc.                                                         8,900             6,675
   Speedway Motorsports, Inc.                                           67,390         2,475,909
 * Spescom Software, Inc.                                                1,202               445
 * Spherion Corp.                                                      133,120         1,048,986
 * Spherix, Inc.                                                        12,100            35,453
 * Spinnaker Exploration Co.                                            74,590         2,705,379
 * Spire Corp.                                                           6,700            29,480
 * Sport Chalet, Inc.                                                    2,700            35,103
 * Sport Supply Group, Inc.                                              8,900            18,245
 * Sport-Haley, Inc.                                                     2,700            12,434
 * SportsLine.com, Inc.                                                 33,400            57,782
 * Sportsman's Guide, Inc.                                              10,389           252,245
 * SPSS, Inc.                                                           27,637           441,916
 * SRA International, Inc.                                              35,100         2,037,204
 * SRI/Surgical Express, Inc.                                            6,100            31,842
 * SRS Labs, Inc.                                                       31,745           206,343
   SS&C Technologies, Inc.                                              49,850         1,116,142
   St. Mary Land & Exploration Co.                                      65,300         2,807,247
 * Staar Surgical Co.                                                   45,200           268,036
 * Stage Stores, Inc.                                                   38,372         1,572,868
 * Stamps.com, Inc.                                                     49,723           769,215
*# Standard Automotive Corp.                                             4,400                 0
   Standard Commercial Corp.                                            29,029           546,326
 * Standard Management Corp.                                             7,600            27,360
 * Standard Microsystems Corp.                                          40,572           997,260
   Standard Motor Products, Inc.                                        42,900           668,811
   Standard Register Co.                                                52,500           690,900
   Standex International Corp.                                          26,500           738,025
   Stanley Furniture, Inc.                                               6,700           308,200
   Star Buffet, Inc.                                                     2,800            16,576
*# Star Scientific, Inc.                                               141,895           935,088
 * Starbiz Restrictive Shares                                                2                 0
 * Starcraft Corp.                                                       2,756            39,549
   Starrett (L.S.) Co. Class A                                           4,800            95,424
   StarTek, Inc.                                                        31,800           914,568
   State Auto Financial Corp.                                           87,312         2,339,962
   State Financial Services Corp. Class A                                7,800           230,100
*# STATS ChipPAC, Ltd.                                                 134,937           757,132
 * Steak n Shake Co.                                                    60,418         1,124,983
   Steel Dynamics, Inc.                                                 73,158         2,965,094
   Steel Technologies, Inc.                                             27,250           797,880
 * SteelCloud, Inc.                                                     12,100            24,079
 * Stein Mart, Inc.                                                     93,516         1,555,171
 * Steinway Musical Instruments, Inc.                                   16,500           466,455
 * Stellent, Inc.                                                       58,100           456,085
*# StemCells, Inc.                                                       2,600             7,930
   Stepan Co.                                                            8,400           213,948
   Stephan Co.                                                           3,500            14,210
   Sterling Bancorp                                                     33,376         1,073,706
   Sterling Bancshares, Inc.                                            98,799         1,440,489
 * Sterling Construction Co., Inc.                                       8,500            40,800
 * Sterling Financial Corp.                                             49,070         1,960,347
   Stewart & Stevenson Services, Inc.                                   63,302         1,266,040
 * Stewart Enterprises, Inc.                                           229,470         1,702,667
   Stewart Information Services Corp.                                   39,800         1,737,270
 * Stifel Financial Corp.                                               20,900           502,645
 * Stillwater Mining Co.                                               198,600         2,355,396
 * Stone Energy Corp.                                                   58,563         2,809,853

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Stonepath Group, Inc.                                                69,400   $        53,438
 * Stoneridge, Inc.                                                     50,100           762,021
 * StorageNetworks, Inc. Escrow Shares                                  60,800             1,648
 * Stratagene Corp.                                                      4,926            33,787
 * Stratasys, Inc.                                                      22,600           729,980
 * Strategic Diagnostics, Inc.                                          42,300           107,019
 * Strategic Distribution, Inc.                                          3,029            34,379
 * Stratex Networks, Inc.                                              168,568           347,250
 * Stratos International, Inc.                                          27,936           113,420
 * Strattec Security Corp.                                               4,100           258,300
 * Stratus Properties, Inc.                                              7,050           104,622
   Strayer Education, Inc.                                               8,300           892,084
   Stride Rite Corp.                                                    80,900           890,709
   Sturm Ruger & Co., Inc.                                              59,200           537,536
 * Suburban Lodges of America, Inc. Escrow Shares                       18,500                 0
   Suffolk BanCorp                                                       8,600           285,348
   Summa Industries, Inc.                                                5,200            47,216
   Summit Bancshares, Inc.                                               2,000            68,100
   Summit Bank Corp.                                                     2,520            43,042
 * SumTotal Systems, Inc.                                               28,067           154,088
 * Sun Bancorp, Inc.                                                    37,368           928,595
 * Sun Healthcare Group, Inc.                                           30,992           232,440
   Sun Hydraulics, Inc.                                                  4,900            70,021
 * Sunair Electronics, Inc.                                              3,000            19,110
 * Suncoast Naturals, Inc.                                                 950               181
 * Sundance Homes, Inc.                                                  1,500                 5
 * SunLink Health Systems, Inc.                                          1,048             5,502
*# Sunrise Senior Living, Inc.                                          45,265         1,944,132
   Sunrise Telecom, Inc.                                                 3,700             9,805
 * Suntron Corp.                                                         5,265            17,375
 * Superconductor Technologies, Inc.                                    71,840            60,346
*# SuperGen, Inc.                                                       99,590           719,040
 * Superior Consultant Holdings Corp.                                   10,700            70,192
 * Superior Energy Services, Inc.                                      171,800         2,522,024
 # Superior Industries International, Inc.                              58,400         1,649,800
   Superior Uniform Group, Inc.                                          7,000            97,440
 * Supertex, Inc.                                                       28,400           617,700
 * SupportSoft, Inc.                                                    93,500           474,980
   Supreme Industries, Inc.                                             11,408            69,817
 * SureBeam Corp. Class A                                                2,142                18
   SureWest Communications                                              31,112           885,759
*# SurModics, Inc.                                                      38,492         1,158,609
   Susquehanna Bancshares, Inc.                                        101,591         2,641,366
 * Swift Energy Corp.                                                   61,500         1,865,910
 * Swift Transportation Co., Inc.                                        6,343           123,625
 * Swisher International, Inc.                                             700             1,540
   SWS Group, Inc.                                                      34,518           728,675
 * Sybase, Inc.                                                        190,100         3,275,423
 * Sybron Dental Specialties, Inc.                                      85,600         2,939,504
 * Sycamore Networks, Inc.                                             348,888         1,308,330
 * Sykes Enterprises, Inc.                                              84,828           572,589
 * Symmetricom, Inc.                                                    99,367         1,073,164
 * Syms Corp.                                                           28,200           349,398
 * Symyx Technologies                                                   70,600         2,226,018
 * Synalloy Corp.                                                        5,900            57,525
*# Synaptics, Inc.                                                      55,320         2,124,288
 * Synovis Life Technologies, Inc.                                      24,600           291,510
 * Synplicity, Inc.                                                     55,675           312,894
   Syntel, Inc.                                                         88,385         1,730,578
 * Synthetech, Inc.                                                     16,400            17,056
 * Syntroleum Corp.                                                    100,526   $       696,645
   Sypris Solutions, Inc.                                               38,347           623,906
 * Systemax, Inc.                                                       47,500           327,750
 * T-3 Energy Services, Inc.                                             1,250             8,363
*# Tag-It Pacific, Inc.                                                 18,200            81,900
 * Taitron Components, Inc.                                              5,000            12,450
*# Take-Two Interactive Software, Inc.                                  50,900         1,778,955
 * TALK America Holdings, Inc.                                          58,409           369,145
   TALX Corp.                                                           30,238           888,997
   Tandy Brand Accessories, Inc.                                         5,900            84,305
 * Tanox, Inc.                                                          96,754         1,340,043
 * Tarantella, Inc.                                                      3,300             4,257
 * Tarrant Apparel Group                                                32,800            61,008
   Tasty Baking Co.                                                     17,400           145,638
   TB Wood's Corp.                                                       7,600            41,192
 * TBC Corp.                                                            48,950         1,305,497
 * Team, Inc.                                                            7,600           129,048
 * TeamStaff, Inc.                                                      20,200            40,198
   Tech/Ops Sevcon, Inc.                                                 3,100            18,538
   Teche Holding Co.                                                       700            28,613
 * Techne Corp.                                                         45,700         1,697,755
 * Technical Communications Corp.                                          400             2,660
   Technical Olympic USA, Inc.                                          48,292         1,180,739
 * Technitrol, Inc.                                                     88,600         1,528,350
   Technology Research Corp.                                            12,050            84,350
 * Technology Solutions Corp.                                           35,500            33,370
 * TechTeam Global, Inc.                                                20,000           188,000
   Tecumseh Products Co. Class A                                        29,000         1,327,910
 * Tegal Corp.                                                           5,000             6,550
 * Tejon Ranch Co.                                                      13,900           549,745
 * Tekelec                                                             132,600         3,104,166
 * TeleCommunication Systems, Inc.                                      53,600           162,944
 * Teledyne Technologies, Inc.                                          70,600         2,096,820
 * Teleglobe International Holdings, Ltd.                               11,300            38,759
 * TeleTech Holdings, Inc.                                             163,900         1,601,303
 * Telik, Inc.                                                          96,100         1,836,471
 * Telkonet, Inc.                                                        7,600            34,428
 * Telular Corp.                                                        28,300           180,271
 * TenFold Corp.                                                         4,500             4,635
   Tennant Co.                                                          19,700           788,000
 * Tenneco Automotive, Inc.                                             92,400         1,432,200
 * Terayon Communication Systems, Inc.                                 123,500           245,765
 * Terex Corp.                                                          50,721         2,325,051
 * Terra Industries, Inc.                                              170,900         1,401,380
 * Tesoro Petroleum Corp.                                               97,100         3,215,952
 * Tessco Technologies, Inc.                                             4,500            59,850
 * Tetra Tech, Inc.                                                    123,696         1,885,127
 * Tetra Technologies, Inc.                                             49,000         1,489,600
   Texas Industries, Inc.                                               47,700         2,862,000
   Texas Regional Banchshares, Inc. Class A                             75,960         2,701,138
   Texas United Bancshares, Inc.                                           100             1,875
   TF Financial Corp.                                                    2,600            84,201
 * Thackeray Corp.                                                       4,100             3,895
 * The Banc Corp.                                                       34,700           272,742
 * The Children's Place Retail Stores, Inc.                             61,900         1,959,754
 * The Dress Barn, Inc.                                                 68,204         1,171,063
 * The Geo Group, Inc.                                                  25,000           576,250
 * The Lamson & Sessions Co.                                            31,800           287,790

                                                                        SHARES            VALUE+
                                                                        ------            ------
   The Manitowoc Co., Inc.                                              61,750   $     2,306,363
   The Marcus Corp.                                                     47,800         1,092,230
 * The Medicines Co.                                                   109,392         2,728,236
 * The Mens Warehouse, Inc.                                             82,400         2,607,960
 * The Mosaic Co.                                                      138,058         2,399,448
 # The Phoenix Companies, Inc.                                         208,400         2,542,480
 * The Rowe Companies                                                   13,100            66,155
 * The Sports Authority, Inc.                                           56,306         1,605,284
 * The Sports Club Co., Inc.                                            20,100            33,969
   The Topps Co., Inc.                                                  88,848           885,815
 * The Washtenaw Group, Inc.                                             1,500             2,385
 * Theragenics Corp.                                                    65,200           273,840
 * Therma-Wave, Inc.                                                    78,789           252,125
 * Thermwood Corp.                                                         200               166
 * TheStreet.com, Inc.                                                  54,235           235,922
 * Third Wave Technologies, Inc.                                        88,144           710,441
 * Thomas & Betts Corp.                                                 91,000         2,879,240
 * Thomas Group, Inc.                                                    4,000             4,800
   Thomas Industries, Inc.                                              38,150         1,494,717
 * Thoratec Corp.                                                      111,843         1,118,430
 * THQ, Inc.                                                            86,100         1,847,706
 * Three-Five Systems, Inc.                                             43,099            83,612
 * TIBCO Software, Inc.                                                 66,652           766,498
 * Tickets.com, Inc.                                                     1,600             1,200
 * Tier Technologies, Inc. Class B                                      41,400           365,562
   TierOne Corp.                                                        39,453           978,829
 * TII Network Technologies, Inc.                                       11,260            16,440
   Timberland Bancorp, Inc.                                              3,900            95,550
 * Timco Aviation Services, Inc.                                         2,749               990
 * Time Warner Telecom, Inc.                                           100,387           380,467
 * Tipperary Corp.                                                      17,900            84,309
 * Titan Corp.                                                         185,600         2,990,016
 # Titan International, Inc.                                            19,600           244,608
 * Titan Pharmaceuticals, Inc.                                          70,700           176,750
 * Titanium Metals Corp.                                                15,850           364,392
*# TiVo, Inc.                                                          175,826           828,140
 * TL Administration Corp.                                                 200                 4
 * TLC Vision Corp.                                                     33,060           385,480
   Todd Shipyards Corp.                                                  6,300           107,919
 * Todhunter International, Inc.                                         4,600            54,832
 * Tofutti Brands, Inc.                                                  6,900            21,390
 * Tollgrade Communications, Inc.                                       27,991           299,224
   Tompkins County Trustco, Inc.                                           363            19,130
 * Too, Inc.                                                            75,900         1,927,860
 * Torch Offshore, Inc.                                                 23,300            46,111
 * Toreador Resources Corp.                                              4,900            75,607
 # Toro Co.                                                             39,200         2,842,000
 * Total Entertainment Restaurant Corp.                                 21,861           219,484
*# Tower Automotive, Inc.                                              128,000           230,400
   Track Data Corp.                                                      3,400             2,822
 * Tractor Supply Co.                                                   84,193         2,670,602
 * Tradestation Group, Inc.                                             91,800           681,156
   Traffix, Inc.                                                        29,800           195,190
 * Trailer Bridge, Inc.                                                  9,800            63,700
 * Trammell Crow Co.                                                    82,300         1,407,330
 * Trans World Entertainment Corp.                                      74,900           844,872
 * Transact Technologies, Inc.                                           8,550           191,093
 * Transaction Systems Architects, Inc.                                 82,439         1,691,648
 * Transcat, Inc.                                                        6,100            18,300
 * Transgenomic, Inc.                                                   21,900            26,718
 * Trans-Industries, Inc.                                                1,400             3,654
 * Transkaryotic Therapies, Inc.                                        76,418   $     1,743,095
*# Transmeta Corp.                                                     264,600           447,174
 * TransMontaigne, Inc.                                                 87,500           475,125
 * Transport Corp. of America                                            5,200            38,272
 * Transpro, Inc.                                                       16,100            97,969
 * Transtechnology Corp.                                                 6,200            46,810
 * Transwitch Corp.                                                     40,600            49,532
 * Travis Boats & Motors, Inc.                                           2,900             1,117
 * TRC Companies, Inc.                                                  29,400           524,496
   Tredegar Industries, Inc.                                            84,891         1,581,519
*# Trenwick Group, Ltd.                                                 11,975               144
*# Trestle Holdings, Inc.                                                  450               731
 * Trex Co., Inc.                                                       32,600         1,530,570
 * Triad Guaranty, Inc.                                                 32,014         1,920,840
   Triarc Companies, Inc. Class A                                       50,900           659,155
   Triarc Companies, Inc. Class B                                       49,000           624,750
   Trico Bancshares                                                      9,900           237,105
*# Trico Marine Services, Inc.                                          55,100            19,285
 * Trident Microsystems, Inc.                                           50,500           787,800
 * Trimble Navigation, Ltd.                                             91,185         2,878,710
 * Trimedyne, Inc.                                                       4,300             2,580
 * Trimeris, Inc.                                                       48,078           596,648
   Trinity Industries, Inc.                                             88,000         3,110,800
 * Trio-Tech International                                                 400             1,848
 * TriPath Imaging, Inc.                                                83,652           600,621
 * Tripath Technology, Inc.                                             68,751            58,438
 * Tripos, Inc.                                                         10,620            55,118
 * Triquint Semiconductor, Inc.                                        272,497         1,179,912
 * Triton PCS Holdings, Inc.                                           136,900           342,250
 * Triumph Group, Inc.                                                  34,902         1,415,625
*# Tri-Valley Corp.                                                     10,800            73,548
 * TriZetto Group, Inc.                                                103,201           730,663
 * TRM Corp.                                                             7,000           131,390
*# Tropical Sportswear International Corp.                              19,875            28,024
 * Troy Group, Inc.                                                     13,800            40,158
 * Trump Hotels & Casino Resorts, Inc.                                  29,600            24,568
   TrustCo Bank Corp. NY                                               163,455         2,304,716
   TSR, Inc.                                                             4,400            30,668
 * TTM Technologies, Inc.                                               89,700           931,086
 * Tuesday Morning Corp.                                                86,241         2,888,211
 * Tufco Technologies, Inc.                                              4,500            34,875
 * Tumbleweed Communications Corp.                                     105,295           368,533
   Tupperware Corp.                                                    128,800         2,411,136
 * TurboChef Technologies, Inc.                                         20,500           130,175
 * Tut Systems, Inc.                                                    51,200           202,240
 * Tweeter Home Entertainment Group, Inc.                               51,800           332,038
   Twin Disc, Inc.                                                       2,800            70,308
 * Tyler Technologies, Inc.                                             90,800           711,872
*# U.S. Aggregates, Inc.                                                 1,600                 4
 * U.S. Concrete, Inc.                                                  60,700           441,289
 * U.S. Energy Corp. Wyoming                                            11,500            34,385
 * U.S. Physical Therapy, Inc.                                          28,972           449,066
 * U.S. Xpress Enterprises, Inc. Class A                                10,823           281,398
 * UbiquiTel, Inc.                                                     204,190         1,327,235
*# UFP Technologies, Inc.                                                3,800            13,224
   UICI                                                                 97,400         3,253,160
   UIL Holdings Corp.                                                   32,000         1,710,720
 * Ulticom, Inc.                                                        92,830         1,666,299
*# Ultimate Electronics, Inc.                                           31,258            95,649

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ultimate Software Group, Inc.                                        48,347   $       617,391
 * Ultradata Systems, Inc.                                               2,000               900
 * Ultralife Batteries, Inc.                                            13,100           197,024
 * Ultratech, Inc.                                                      52,400           902,852
   UMB Financial Corp.                                                  47,465         2,658,515
   Umpqua Holdings Corp.                                                96,760         2,474,153
*# Unapix Entertainment, Inc.                                            6,100                25
 * Unico American Corp.                                                  5,500            41,085
 * Unifi, Inc.                                                         114,634           426,438
   Unifirst Corp.                                                       20,450           565,238
   Union Bankshares Corp.                                                  170             6,377
   Union Community Bancorp                                               2,300            43,528
   Unisource Energy Corp.                                               67,080         1,636,081
 * Unit Corp.                                                           67,400         2,670,388
   United Auto Group, Inc.                                             101,800         2,903,336
   United Bankshares, Inc.                                              47,960         1,835,429
   United Community Banks, Inc.                                         78,918         2,261,790
   United Community Financial Corp.                                     65,672           754,571
   United Financial Corp.                                                  660            16,236
 * United Financial Mortgage Corp.                                      10,400            47,320
   United Fire & Casualty Co.                                            6,200           412,920
   United Industrial Corp.                                              28,600         1,115,400
 * United Natural Foods, Inc.                                           88,302         2,483,935
 * United Online, Inc.                                                 132,703         1,415,941
 * United PanAm Financial Corp.                                            600            11,910
 * United Rentals, Inc.                                                171,100         3,057,557
 * United Retail Group, Inc.                                            22,866            94,894
 # United Security Bancshares                                            2,000            49,780
 * United Stationers, Inc.                                              60,900         2,915,892
 * United Surgical Partners International, Inc.                         62,302         2,459,060
 * United Therapeutics Corp.                                            47,154         2,075,248
   United-Guardian, Inc.                                                 1,900            14,725
   Unitil Corp.                                                          4,700           131,647
   Unity Bancorp, Inc.                                                   5,733            69,083
 * Universal Access Global Holdings, Inc.                                  435                57
 * Universal American Financial Corp.                                  120,600         1,610,010
 * Universal Compression Holdings, Inc.                                 69,249         2,582,988
   Universal Corp.                                                      55,300         2,692,004
 * Universal Display Corp.                                              63,248           616,668
 * Universal Electronics, Inc.                                          29,700           542,025
   Universal Forest Products, Inc.                                      38,783         1,673,874
 * Universal Stainless & Alloy Products, Inc.                            6,000            88,320
   Unizan Financial Corp.                                               33,197           855,819
 * Unova, Inc.                                                         133,900         2,967,224
 * UQM Technologies, Inc.                                               41,100            86,721
 * Urologix, Inc.                                                       31,342           223,155
 * URS Corp.                                                            95,313         2,863,203
*# US Airways Group, Inc. Class A                                       46,800            51,948
*# US LEC Corp.                                                         69,136           232,988
 * USA Mobility, Inc.                                                   42,300         1,538,028
 * USA Truck, Inc.                                                       9,300           115,227
*# USANA Health Services, Inc.                                          41,200         1,224,052
   USB Holding Co., Inc.                                                17,953           501,633
*# USDATA Corp.                                                          2,820               113
   USEC, Inc.                                                          185,431         1,952,588
   USF Corp.                                                            61,137         2,260,235
   Utah Medical Products, Inc.                                           5,000           108,750
*# V.I. Technologies, Inc.                                              57,100            38,257
 * VA Software Corp.                                                   109,000   $       269,230
 # Vail Banks, Inc.                                                      1,300            16,926
 * Vail Resorts, Inc.                                                   77,600         1,765,400
*# Valence Technology, Inc.                                             20,900            75,240
   Valhi, Inc.                                                          14,240           220,862
   Valley National Gases, Inc.                                           4,200            53,760
   Valmont Industries, Inc.                                             52,200         1,302,912
 * Valpey Fisher Corp.                                                   1,650             5,610
   Value Line, Inc.                                                      9,900           396,010
 * ValueClick, Inc.                                                    176,200         2,272,980
 * ValueVision Media, Inc. Class A                                      79,947           906,599
 * Varian Semiconductor Equipment Associates, Inc.                      80,100         2,845,152
 * Varian, Inc.                                                         76,300         2,857,435
*# Vascular Solutions, Inc.                                             30,600           317,016
 * Vastera, Inc.                                                        75,179           139,081
*# Vaxgen, Inc.                                                         42,400           664,832
 # Vector Group, Ltd.                                                   91,624         1,502,634
 * Veeco Instruments, Inc.                                              64,700         1,254,533
 * VendingData Corp.                                                     2,100             3,969
 * Ventana Medical Systems, Inc.                                        38,224         2,283,884
 * Ventiv Health, Inc.                                                   2,200            42,592
 * Verilink Corp.                                                       40,558           141,953
 * Veritas DGC, Inc.                                                    73,500         1,719,900
 * Verity, Inc.                                                         82,200         1,126,962
 * Vermont Pure Holdings, Ltd.                                          17,300            30,794
 * Versant Corp.                                                         3,874             2,828
 * Versar, Inc.                                                          8,700            37,845
 * Verso Technologies, Inc.                                             26,319            21,318
 * Vertex Pharmaceuticals, Inc.                                        176,229         1,871,552
 * VerticalBuyer Inc.                                                      920                28
*# Vertrue, Inc.                                                        21,500           746,050
   Vesta Insurance Group, Inc.                                          79,400           298,544
 * Vestin Group, Inc.                                                      200               614
   Viad Corp.                                                           47,800         1,146,722
 * Vialta, Inc.                                                          9,801             1,666
 * Viasat, Inc.                                                         58,891         1,229,055
 * Vical, Inc.                                                          47,255           203,197
 * Vicon Industries, Inc.                                                4,600            26,036
   Vicor Corp.                                                          65,819           715,453
 * Vicuron Pharmaceuticals, Inc.                                       137,550         2,419,505
 # Video Display Corp.                                                   7,200            98,280
 * Viewpoint Corp.                                                     118,316           309,988
 * Vignette Corp.                                                      407,600           517,652
 * Viisage Technology, Inc.                                             94,795           764,996
   Vintage Petroleum, Inc.                                             143,400         3,477,450
 * Virage Logic Corp.                                                   47,227           709,822
 * Virbac Corp.                                                         22,000            77,440
 * Virco Manufacturing Corp.                                            13,269           102,171
 * Virginia Commerce Bancorp, Inc.                                         500            14,250
*# Virologic, Inc.                                                      90,800           190,680
*# ViroPharma, Inc.                                                     57,925           163,928
 * Vision-Sciences, Inc.                                                 5,100            13,515
*# Vista Medical Technologies, Inc.                                      7,500             8,400
   Visteon Corp.                                                       285,400         2,414,484
 * Visual Networks, Inc.                                                31,900           102,718
 * VISX, Inc.                                                          108,900         2,816,154
*# Vital Images, Inc.                                                   25,700           416,083
   Vital Signs, Inc.                                                    27,956         1,045,834
 * VitalWorks, Inc.                                                     95,650           385,470
*# Vitech America, Inc.                                                 14,850                41

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Vitesse Semiconductor, Inc.                                         200,110   $       652,359
 * Vitria Technology, Inc.                                              73,242           253,417
 * Vivus, Inc.                                                          83,664           491,944
 * VL Dissolution Corp.                                                  3,101               465
*# VLPS Lighting Services International, Inc. Escrow Shares              4,800               392
 * Vodavi Technology, Inc.                                               4,300            30,186
 * Volt Information Sciences, Inc.                                      33,000         1,006,500
   Vulcan International Corp.                                              700            31,500
 * Vyyo, Inc.                                                           31,600           229,100
 * W-H Energy Services, Inc.                                            60,500         1,383,030
 * Wabash National Corp.                                                60,200         1,497,174
   Wabtec Corp.                                                        100,200         2,061,114
   Walter Industries, Inc.                                              82,000         2,064,760
*# Warnaco Group, Inc.                                                 101,217         2,011,182
   Warwick Valley Telephone Co.                                            300             6,744
   Washington Banking Co.                                                4,680            82,087
 * Washington Group International, Inc.                                 55,215         2,153,385
   Washington Savings Bank FSB                                           2,400            32,400
   Washington Trust Bancorp, Inc.                                       28,963           852,091
 * Waste Connections, Inc.                                              78,500         2,673,710
   Waste Industries USA, Inc.                                           19,300           221,371
 * WatchGuard Technologies, Inc.                                        71,080           291,428
 * Water Pik Technologies, Inc.                                          8,400           144,480
 * Waterlink, Inc.                                                         100                 0
   Waters Instruments, Inc.                                                300             2,265
   Watsco, Inc. Class A                                                 50,500         1,670,035
   Watsco, Inc. Class B                                                  1,350            44,618
   Watson Wyatt & Co., Holdings                                         71,300         1,900,858
   Watts Water Technologies, Inc.                                       54,900         1,681,587
   Wausau-Mosinee Paper Corp.                                          113,736         2,041,561
 * Waxman Industries, Inc.                                                 600             3,900
   Waypoint Financial Corp.                                             53,226         1,478,086
 * WCI Communities, Inc.                                                97,600         2,500,512
   WD-40 Co.                                                            36,503         1,066,253
 * Webb Interactive Services, Inc.                                       5,300             2,173
 * Webco Industries, Inc.                                                6,000            45,000
 * WebEx Communications, Inc.                                           97,480         2,314,175
 * webMethods, Inc.                                                    116,402           714,708
*# Websense, Inc.                                                       51,200         2,460,672
 * Weider Nutrition International, Inc.                                 10,500            44,520
   Weis Markets, Inc.                                                   59,607         2,288,909
   Wellco Enterprises, Inc.                                              1,000            14,800
   Wellman, Inc.                                                        70,400           724,416
*# Wells-Gardner Electronics Corp.                                       6,101            32,213
   Wesbanco, Inc.                                                       43,261         1,367,480
 * WESCO International, Inc.                                            92,000         2,587,040
   West Bancorporation                                                   6,300           109,242
   West Coast Bancorp                                                   32,829           863,731
 * West Marine, Inc.                                                    45,778         1,057,472
   West Pharmaceutical Services, Inc.                                   67,100         1,568,798
 * Westaff, Inc.                                                        24,300            74,115
   Westamerica Bancorporation                                            2,000           116,320
   Westbank Corp.                                                        4,740            87,311
 * Westcoast Hospitality Corp.                                          12,900            65,403
 * Westell Technologies, Inc.                                          117,980           772,769
 * Western Power & Equipment Corp.                                       3,373             5,565
 * Western Sierra Bancorp                                                1,575            63,000
 * Westmoreland Coal Co.                                                   800            23,720
   Westwood Holdings Group, Inc.                                         6,479           123,619
*# Wet Seal, Inc. Class A                                               45,533            75,585
   Weyco Group, Inc.                                                       300   $        12,102
   WGL Holdings, Inc.                                                   14,000           424,480
 * White Electronics Designs Corp.                                      51,323           343,864
 * Whitehall Jewelers, Inc.                                             30,250           250,470
 * Whiting Petroleum Corp.                                               2,960           100,758
*# WHX Corp.                                                             6,333             4,940
 * Wickes, Inc.                                                          4,400                20
 * Wild Oats Markets, Inc.                                              61,369           439,402
*# William Lyon Homes, Inc.                                             21,600         1,519,560
 * Williams Industries, Inc.                                             1,200             4,200
 * Willis Lease Finance Corp.                                            9,500            84,550
   Willow Grove Bancorp, Inc.                                           21,051           379,550
 * Wilshire Enterprises, Inc.                                            7,107            42,855
 * Wilson Greatbatch Technologies, Inc.                                 49,200           986,460
 * Wilsons The Leather Experts, Inc.                                    84,545           422,725
 * Wind River Systems, Inc.                                            180,973         2,189,773
 * Winmark Corp.                                                         3,800           101,270
 # Winn-Dixie Stores, Inc.                                             312,700         1,250,800
 # Winnebago Industries, Inc.                                           73,900         2,803,027
   Wintrust Financial Corp.                                             46,219         2,765,745
 * Wireless Facilities, Inc.                                           151,851         1,257,326
   Wireless Telecom Group, Inc.                                         37,900           112,184
 * Wireless WebConnect!, Inc.                                            8,900                26
 * Witness Systems, Inc.                                                51,600           773,484
 * WJ Communications, Inc.                                              56,300           190,857
*# WMS Industries, Inc.                                                 66,900         1,989,606
 * Wolverine Tube, Inc.                                                 31,900           338,778
   Wolverine World Wide, Inc.                                           84,100         2,518,795
 * Women First HealthCare, Inc.                                          1,500                 2
   Woodhead Industries, Inc.                                            26,657           401,988
   Woodward Governor Co.                                                24,870         1,811,780
 * World Acceptance Corp.                                               40,600         1,047,074
 * World Access, Inc.                                                    1,672                 2
   World Fuel Services Corp.                                            26,100         1,075,320
   World Wrestling Federation Entertainment, Inc.                       45,900           550,800
*# WorldGate Communications, Inc.                                        6,500            15,600
 * WorldQuest Networks, Inc.                                             1,500             4,485
 * Worldwide Restaurant Concepts, Inc.                                  60,500           197,835
   Worthington Industries, Inc.                                         28,229           607,206
 * Wright Medical Group, Inc.                                           73,552         1,945,450
   WSI Industries, Inc.                                                  2,000             5,200
   X-Rite, Inc.                                                         45,663           680,835
 * Xanser Corp.                                                         42,800           120,696
 * Xeta Corp.                                                           10,300            30,591
 * Yankee Candle Co., Inc.                                             100,500         3,061,230
   Yardville National Bancorp                                           16,400           546,284
   York International Corp.                                             87,000         3,207,690
 * Young Broadcasting, Inc. Class A                                     39,207           382,660
 * Zapata Corp.                                                          2,340           147,467
   Zenith National Insurance Corp.                                      18,600           855,042
 * Zevex International, Inc.                                             3,400            11,900
 * Zhone Technologies, Inc.                                            181,262           442,279
 * Zila, Inc.                                                          100,566           447,519
*# Zix Corp.                                                            69,726           319,345
 * Zoll Medical Corp.                                                   20,422           692,918
*# Zoltek Companies, Inc.                                               36,100           332,120
 * Zomax, Inc.                                                          70,500           242,520
 * Zones, Inc.                                                          13,500            82,755
 * Zoran Corp.                                                          88,535         1,049,140
 * Zygo Corp.                                                           38,600           448,532

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * ZymeTx, Inc.                                                            700   $            30
 * Zymogenetics, Inc.                                                  117,939         2,681,933
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $1,925,480,313)                                                           2,293,355,046
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                      30                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                      30                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                0                 0
*# Angeion Corp. Warrants 10/31/07                                         215                11
 * Aura Systems, Inc. Warrants 05/31/05                                  1,262                 0
 * CD&L, Inc. Rights 10/15/04                                              650                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               24               372
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                   9,947            54,708
 * CSF Holding, Inc. Litigation Rights
     12/30/99                                                            3,250                 0
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                     971             1,068
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                           40,600                 0
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                      22                 0
 * Imperial Sugar Co. Warrants 08/29/08                                    498             1,096
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                              188                 7
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                              582                22
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                   7,200             4,392
 * Milltope Group, Inc. Contigent Value
     Rights                                                              5,800                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                            2,823                 0
*# OSI Pharmaceuticals, Inc. Rights                                      4,829               579
 * PDS Gaming Corp.                                                      1,100             1,650
   PMR Corp. Contingent Value Rights
     08/05/04                                                            7,300                 7
 * Timco Aviation Services, Inc. Warrants
     12/31/07                                                            6,696                 1
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $445,757)                                                                        63,913
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT                VALUE+
                                                                    ------                ------
                                                                    (000)
BONDS -- (0.0%)
 * Del Global Technologies Corp.
     Subordinated Promissory Note
     6.000%, 03/28/07                                          $             2   $             0
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07                                                        3                 0
                                                                                 ---------------
 TOTAL BONDS
   (Cost $0)                                                                                   0
                                                                                 ---------------
 TEMPORARY CASH
   INVESTMENTS -- (8.2%)
   Repurchase Agreement, Merrill Lynch
     Triparty Repo 1.94%, 12/01/04
     (Collateralized by $164,370,000
     U.S. Treasury Note, 4.75%, 05/15/14,
     valued at $170,106,222) to be
     repurchased at $166,776,566
     (Cost $166,767,579)^                                              166,768       166,767,579
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $38,206,000
     FHLMC Notes 4.20%, 10/20/09,
     valued at $38,369,904) to be
     repurchased at $37,971,983
     (Cost $37,970,000)                                                 37,970        37,970,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $204,737,579)                                                               204,737,579
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,130,663,649)                                                         $ 2,498,156,538
                                                                                 ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                            THE U.S. MICRO CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
COMMON STOCKS -- (94.0%)
 * 1-800 CONTACTS, Inc.                                                 82,161   $     1,683,479
 * 1-800-FLOWERS.COM, Inc.                                             180,830         1,500,889
   1st Independence Financial Group,
     Inc.                                                                3,700            69,745
   1st Source Corp.                                                    128,089         3,362,336
 # 21st Century Holding Co.                                              1,050            13,765
 * 24/7 Real Media, Inc.                                                 4,040            15,271
 * 3-D Systems Corp.                                                   110,010         1,772,261
 * 4Kids Entertainment, Inc.                                            84,100         1,718,163
*# 8X8, Inc.                                                            84,000           309,960
 * @Road, Inc.                                                         343,453         2,071,022
 * A. B. Watley Group, Inc.                                              9,900             2,376
 * A.C. Moore Arts & Crafts, Inc.                                      122,800         3,535,412
 * A.D.A.M., Inc.                                                        5,100            18,870
*# aaiPharma, Inc.                                                     154,500           477,405
 * Aames Investment Corp.                                                   67               730
 * AAON, Inc.                                                          141,725         2,253,427
 * AAR Corp.                                                           203,037         2,775,516
 * Abaxis, Inc.                                                        146,800         1,840,872
   ABC Bancorp                                                          62,670         1,297,269
   Abigail Adams National Bancorp                                        1,375            24,887
 * Abiomed, Inc.                                                       137,691         2,090,149
 * Able Laboratories, Inc.                                             109,297         2,377,210
 * Ablest, Inc.                                                         13,500           100,170
   Abrams Industries, Inc.                                              17,100            66,690
 * Acacia Research-Acacia
     Technologies                                                       68,050           309,627
 * Acacia Research-CombiMatrix                                          41,690           140,078
 * Accelrys, Inc.                                                      220,300         1,379,078
*# Access Pharmaceuticals, Inc.                                         96,000           336,000
 * Acclaim Entertainment, Inc.                                           7,800                76
 * ACE Cash Express, Inc.                                              105,275         2,808,211
 * ACE*COMM Corp.                                                       78,700           173,140
   Aceto Corp.                                                         129,375         2,199,375
 * Aclara BioSciences, Inc.                                             91,300           381,634
 * Acme Communications, Inc.                                           120,000           705,600
   Acme United Corp.                                                    30,407           369,445
 * ACT Manufacturing, Inc.                                                 200                 1
 * ACT Teleconferencing, Inc.                                           81,800            92,434
 * Actel Corp.                                                         158,596         2,721,507
   Action Performance Companies, Inc.                                  114,600         1,236,534
 * ActivCard Corp.                                                     253,130         2,014,915
 * Active Power, Inc.                                                  298,200         1,356,810
 * Actuate Corp.                                                       388,552           920,868
   Adams Resources & Energy, Inc.                                       68,250         1,211,437
 * ADDvantage Technologies Group,
     Inc.                                                                2,200            11,550
 * ADE Corp.                                                            81,400         1,502,644
 * Adept Technology, Inc.                                               30,000            49,500
 * Administaff, Inc.                                                   163,800         2,440,620
 * Adolor Corp.                                                        271,636         3,756,726
 * Advanced Digital Information Corp.                                  279,375         2,564,662
 * Advanced Energy Industries, Inc.                                    202,617         1,732,375
*# Advanced Magnetics, Inc.                                             64,200           902,010
   Advanced Marketing Services, Inc.                                   132,075         1,419,806
*# Advanced Neuromodulation Systems,
     Inc.                                                              111,135         4,011,973
 * Advanced Nutraceuticals, Inc.                                           475   $         1,662
*# Advanced Photonix, Inc.                                              68,300           113,378
 * Advanced Power Technology, Inc.                                      73,800           554,238
   Advanta Corp. Class A                                                58,683         1,313,326
   Advanta Corp. Class B Non-Voting                                     97,546         2,329,398
 * Advent Software, Inc.                                               192,581         3,853,546
 * Aehr Test Systems                                                    57,400           125,132
 * AEP Industries, Inc.                                                 60,750           664,605
 * Aerosonic Corp.                                                      33,100           194,297
 * Aether Systems, Inc.                                                261,376           972,319
 * Aetrium, Inc.                                                        87,300           314,280
*# AFC Enterprises, Inc.                                                 9,700           233,576
 * Aftermarket Technology Corp.                                        151,100         2,632,162
 * Agile Software Corp.                                                330,642         2,764,167
 * Agility Capital, Inc.                                                13,400                87
   Agilysys, Inc.                                                      202,938         3,354,565
 * Air Methods Corp.                                                    70,800           514,716
 * AirGate PCS, Inc.                                                     5,100           165,597
 * AirNet Systems, Inc.                                                 96,100           317,130
 * Airspan Networks, Inc.                                              227,539         1,249,189
 * AK Steel Holding Corp.                                              338,700         4,372,617
*# Akorn, Inc.                                                         202,000           840,320
*# Aksys, Ltd.                                                         184,650         1,220,536
   Alamo Group, Inc.                                                    70,700         1,477,630
 * Alaska Air Group, Inc.                                               64,800         2,023,704
 * Alaska Communications Systems
     Group, Inc.                                                       198,600         1,705,974
 * Albany Molecular Research, Inc.                                     192,740         2,066,173
 * Alderwoods Group, Inc.                                               21,000           222,180
 # Aldila, Inc.                                                         33,233           432,361
 * Alexion Pharmaceuticals, Inc.                                       173,972         3,597,741
 * Alico, Inc.                                                          53,400         2,977,584
 * Align Technology, Inc.                                                9,600           101,472
 * All American Semiconductor, Inc.                                     45,140           275,354
   Allen Organ Co. Class B                                               4,700           307,309
 * Alliance Gaming Corp.                                                70,500           852,345
 * Alliance Imaging, Inc.                                              317,000         2,979,800
 * Alliance Semiconductor Corp.                                        216,118           756,413
 * Allied Defense Group, Inc.                                           48,640           996,147
 * Allied Healthcare International, Inc.                               146,800           789,784
 * Allied Healthcare Products, Inc.                                     65,800           407,302
 * Allied Holdings, Inc.                                                73,100           187,501
 * Allied Motion Technologies, Inc.                                     34,580           236,908
 * Allos Therapeutics, Inc.                                            170,827           358,737
 * Allou HealthCare, Inc. Class A                                        1,100                 0
 * Alloy, Inc.                                                         215,380           969,210
 * Allscripts Healthcare Solutions, Inc.                               245,800         2,421,130
 * Almost Family, Inc.                                                  11,500           141,450
 * Alpha Technologies Group, Inc.                                       87,200            87,200
   Alpine Group, Inc.                                                   87,800           188,770
 * Alteon, Inc.                                                        231,200           191,896
 * Altiris, Inc.                                                         1,500            42,000
   Ambassadors Group, Inc.                                              70,300         2,445,034
   Ambassadors International, Inc.                                      70,300           965,922
 * AMC Entertainment, Inc.                                             186,000         3,595,380
 * Amcast Industrial Corp.                                              86,800            47,740
   AMCOL International Corp.                                           184,900         3,734,980
   Amcore Financial, Inc.                                                5,400           175,662

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Amedisys, Inc.                                                       93,547   $     3,079,567
 * AMEN Properties, Inc.                                                12,375            48,262
 * America Services Group, Inc.                                         66,650         1,669,582
*# America West Holdings Corp.
     Class B                                                           221,000         1,284,010
 * American Banknote Corp.                                                 595                83
 * American Biltrite, Inc.                                              57,750           687,225
*# American Business Financial Services,
     Inc.                                                               35,450           123,366
 * American Claims Evaluation, Inc.                                      3,100             7,533
 * American Dental Partners, Inc.                                       57,700         1,056,487
   American Ecology Corp.                                              106,400         1,285,312
 * American Independence Corp.                                          14,733           217,754
 # American Italian Pasta Co.                                          111,100         2,139,786
 * American Locker Group, Inc.                                          32,200           413,770
 * American Medical Security Group,
     Inc.                                                              101,000         3,265,330
   American Pacific Corp.                                               66,400           554,440
 * American Physicians Capital, Inc.                                    53,665         1,787,581
   American Physicians Services Group,
     Inc.                                                               36,700           372,505
 * American Retirement Corp.                                           155,000         1,232,250
 * American Science & Engineering,
     Inc.                                                               61,500         2,273,040
   American Shared Hospital Services                                    26,800           141,236
   American Software, Inc. Class A                                     277,700         1,652,315
   American States Water Co.                                           105,000         2,731,050
 * American Superconductor Corp.                                       174,776         2,419,948
 * American Technical Ceramics Corp.                                    68,100           681,681
 # American Vanguard Corp.                                               5,998           229,423
 * American West Bancorporation                                         14,733           309,393
   American Woodmark Corp.                                             129,320         5,202,544
   Americana Bancorp                                                    20,350           318,477
 * America's Car-Mart, Inc.                                             48,400         1,776,280
 * AmeriServe Financial, Inc.                                          176,775           919,230
   Ameron International Corp.                                           56,800         2,157,264
 * Amistar Corp.                                                        27,800            94,520
 * AML Communications, Inc.                                             61,500            55,965
 * AMN Healthcare Services, Inc.                                       178,200         2,851,200
   Ampco-Pittsburgh Corp.                                               81,300         1,095,111
 * Ampex Corp. Class A                                                   7,565            86,241
   Amrep Corp.                                                          63,610         1,131,622
 * AMS Health Sciences, Inc.                                             1,400             6,804
 * Amsurg Corp.                                                         66,946         1,721,195
 * Amtech Systems, Inc.                                                  2,400            10,200
 * AMX Corp.                                                            98,000         1,729,700
 * Anadigics, Inc.                                                     186,100           627,157
 * Analex Corp.                                                         48,700           197,235
   Analogic Corp.                                                       81,873         3,710,484
 * Analysts International Corp.                                        190,092           636,808
*# Analytical Surveys, Inc.                                              5,670            14,799
 * Anaren, Inc.                                                        122,090         1,640,157
   Anchor Bancorp Wisconsin, Inc.                                      142,951         4,175,599
   Andersons, Inc.                                                      51,500         1,178,320
 * Angeion Corp.                                                         1,294             3,339
   Angelica Corp.                                                       49,300         1,249,755
 * Angelo & Maxie's, Inc.                                               15,333            11,423
 * AngioDynamics, Inc.                                                  74,011         1,184,176
 * Anika Therapeutics, Inc.                                             64,600           610,470
 * Ansoft Corp.                                                        114,500         2,063,290
 * AnswerThink, Inc.                                                   276,949         1,249,040
 * Ansys, Inc.                                                          36,454   $     1,118,773
 * Anthony & Sylvan Pools Corp.                                         57,410           307,143
*# Antigenics, Inc.                                                    281,917         2,655,658
 * AP Pharma, Inc.                                                     193,400           239,816
 * APA Enterprises, Inc.                                                41,400            89,424
 * APAC Customer Services, Inc.                                        389,119           661,502
 * Aphton Corp.                                                        233,816           771,593
   Apogee Enterprises, Inc.                                            241,900         3,526,902
*# Apogee Technology, Inc.                                               4,500            17,190
 * Applica, Inc.                                                       159,500           805,475
 * Applied Extrusion Technologies, Inc.                                102,300            17,391
 * Applied Films Corp.                                                  91,401         2,025,446
 * Applied Imaging Corp.                                                41,400            19,044
   Applied Industrial Technologies, Inc.                               106,500         4,435,725
 * Applied Innovation, Inc.                                            142,200           509,076
   Applied Signal Technologies, Inc.                                    94,700         3,594,812
 * Applix, Inc.                                                        121,600           538,688
 * Apropos Technology, Inc.                                            105,100           314,249
 * aQuantive, Inc.                                                     386,185         3,355,948
 * Aquila, Inc.                                                        255,000           892,500
 * Aradigm Corp.                                                       152,941           232,470
   Arch Chemicals, Inc.                                                119,149         3,479,151
   Arctic Cat, Inc.                                                     88,282         2,358,012
*# Ardent Communications, Inc.                                          20,000                30
 * Arena Pharmaceuticals, Inc.                                         154,567           865,591
 * ARGON ST, Inc.                                                       40,388         1,044,434
 * Argonaut Group, Inc.                                                163,100         3,242,428
 * Argonaut Technologies, Inc.                                          92,000            85,560
 * Ariad Pharmaceuticals, Inc.                                         330,602         1,907,574
 * Ariba, Inc.                                                         123,061         2,030,506
   Ark Restaurants Corp.                                                21,400           643,070
 * Arlington Hospitality, Inc.                                          60,600           175,740
*# Armstrong Holdings, Inc.                                             27,400            71,240
*# Arotech Corp.                                                        54,400            95,744
 * Arqule, Inc.                                                        175,738           973,589
 * Array BioPharma, Inc.                                               181,470         1,517,089
 # Arrhythmia Research Technology, Inc.                                 16,475           416,817
 * Arris Group, Inc.                                                   525,505         2,990,123
   Arrow Financial Corp.                                                87,047         2,795,079
 * Art Technology Group, Inc.                                          117,611           130,548
   Artesian Resources Corp. Class A                                        800            23,240
 * Artesyn Technologies, Inc.                                          219,200         2,086,784
 * Arthrocare Corp.                                                    131,761         3,988,405
 * Artisan Components, Inc.                                            206,056         7,108,932
*# Artisoft, Inc                                                        23,716            56,918
 * Art's-Way Manufacturing Co., Inc.                                       100               610
 * ASA International. Ltd.                                                 196               898
   ASB Financial Corp.                                                   4,500           100,125
 * Asbury Automotive Group, Inc.                                        11,900           165,172
 * Ashworth, Inc.                                                      132,600         1,200,030
 * Aspect Communications Corp.                                          81,330           882,430
 * Aspect Medical Systems, Inc.                                        126,687         3,091,163
 * Aspen Technology, Inc.                                              255,257         1,472,833
   Associated Banc-Corp                                                 35,628         1,183,918
 * Astea International, Inc.                                            21,160           151,717
 * Astec Industries, Inc.                                              124,983         2,079,717
   Astro-Med, Inc.                                                      54,422           491,485
 * Astronics Corp.                                                      36,681           181,571
 * Astronics Corp. Class B                                              13,755            68,431
*# AstroPower, Inc.                                                     18,050               171
 * ASV, Inc.                                                            79,550         3,335,531

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Asyst Technologies, Inc.                                            282,359   $     1,174,613
*# ATA Holdings Corp.                                                  155,900           171,490
 * Atari, Inc.                                                         561,169         1,273,854
*# AtheroGenics, Inc.                                                   55,614         1,318,608
 * Atlantic American Corp.                                             157,725           473,175
 * Atlantic Premium Brands, Ltd.                                        27,000            32,400
 * Atlantis Plastics, Inc.                                              34,800           575,940
 * ATMI, Inc.                                                          131,095         3,017,807
 * ATP Oil & Gas Corp.                                                 206,905         2,948,396
   Atrion Corp.                                                         15,400           696,388
 * ATS Medical, Inc.                                                    20,200            80,194
 * Atwood Oceanics, Inc.                                                77,600         4,068,568
 * Audiovox Corp. Class A                                              128,090         1,914,945
 * August Technology Corp.                                             112,115           947,372
 * Ault, Inc.                                                           40,100           126,716
*# Authentidate Holding Corp.                                          207,000         1,436,580
 * autobytel.com, Inc.                                                 258,326         1,880,613
 * Avalon Holding Corp. Class A                                         15,475            47,972
 * Avanex Corp.                                                        382,889         1,186,956
 * AVANIR Pharmaceuticals Class A                                      473,300         1,613,953
 * Avant Immunotherapeutics, Inc.                                      408,574           755,862
*# Avatar Holdings, Inc.                                                47,000         2,221,690
   Avatech Solutions, Inc                                               12,186             4,265
*# AVI BioPharma, Inc.                                                 201,370           438,987
 * Aviall, Inc.                                                        174,050         3,957,897
 * Avici Systems, Inc.                                                  76,181           544,694
 * Avigen, Inc.                                                        136,000           469,200
 * AVTEAM, Inc. Class A                                                  1,300                 2
 * Aware, Inc.                                                         131,200           644,192
 * Axesstel, Inc.                                                        5,800            22,040
 * AXM Pharma, Inc.                                                      2,300             5,290
 * Axonyx, Inc.                                                          1,200             8,832
 * AXS-One, Inc.                                                       197,000           559,480
 * Axsys Technologies, Inc.                                             74,400         1,345,152
 * AXT, Inc.                                                           114,600           194,820
 * AZZ, Inc.                                                            59,726           910,821
   Badger Meter, Inc.                                                   64,500         3,686,820
 * Badger Paper Mills, Inc.                                                200               848
   Bairnco Corp.                                                       105,300         1,232,010
 * Baker (Michael) Corp.                                                61,614         1,158,343
 * Baker (Michael) Corp. Class B                                        15,400           289,520
   Balchem Corp.                                                        24,100           742,521
 * Baldwin Technology Co., Inc.
     Class A                                                           131,900           406,252
 * Ballantyne of Omaha, Inc.                                           126,135           541,119
 * Bally Total Fitness Holding Corp.                                   210,700           701,631
 * Bancinsurance Corp.                                                  39,480           292,942
   Bank of Granite Corp.                                                31,200           677,040
   Bank of The Ozarks, Inc.                                             20,800           741,520
 * Bankrate, Inc.                                                       50,700           809,172
   Banner Corp.                                                        116,190         3,836,594
   Barnes Group, Inc.                                                  145,000         3,796,100
   Barnwell Industries, Inc.                                            10,100           534,795
 * Barrett Business Services, Inc.                                      61,800           927,618
 * Barry (R.G.) Corp.                                                  163,435           572,022
   Bassett Furniture Industries, Inc.                                  105,200         2,073,492
   Bay View Capital Corp.                                               40,410           695,052
 * BayCorp Holdings, Ltd.                                                4,189            52,991
 * BE Aerospace, Inc.                                                  237,834         2,520,327
 * Beasley Broadcast Group, Inc.                                        46,078           808,669
   BEI Technologies, Inc.                                              131,800         3,868,330
   Bel Fuse, Inc. Class A                                               42,550   $     1,246,715
   Bel Fuse, Inc. Class B                                               93,150         3,188,524
 * Bell Industries, Inc.                                                88,500           257,535
 * Bell Microproducts, Inc.                                            176,250         1,506,937
 * Benihana, Inc.                                                       11,500           163,875
 * Benihana, Inc. Class A                                                3,335            47,023
 * Bentley Pharmaceuticals, Inc.                                       129,650         1,143,513
   Berry Petroleum Corp. Class A                                        42,500         1,967,750
 * Beverly Enterprises, Inc.                                           210,000         1,820,700
   Beverly Hills Bancorp, Inc.                                           1,302            12,903
 * BFC Financial Corp.                                                   1,300            14,664
 * Big 4 Ranch, Inc.                                                    35,000                 0
 * Big City Radio, Inc.                                                    150                18
 * Big Dog Holdings, Inc.                                                2,100            13,188
 * BindView Development Corp.                                          291,865         1,036,121
 * Bioanalytical Systems, Inc.                                           8,700            45,675
 * BioCryst Pharmaceuticals, Inc.                                      179,700         1,186,020
 * Bioenvision, Inc.                                                   174,560         1,797,968
 * Bio-Imaging Technologies, Inc.                                       67,065           291,733
 # BioLase Technology, Inc.                                            153,252         1,385,398
 * Bio-Logic Systems Corp.                                              42,800           349,248
 * BioMarin Pharmaceutical, Inc.                                       399,246         2,127,981
 * Biomerica, Inc.                                                      23,400             9,126
 * Bio-Reference Laboratories, Inc.                                     79,057         1,298,116
*# BioSante Pharmaceuticals, Inc.                                      113,700         1,144,959
*# Biosite, Inc.                                                        21,300         1,186,197
 * Biosource International, Inc.                                        98,100           645,498
 * Biospecifics Technologies Corp.                                      39,000            64,350
 * BioSphere Medical, Inc.                                              89,700           278,070
 * BioTime, Inc.                                                        11,000            14,520
 * Bitstream, Inc.                                                      81,600           236,640
 * BJ's Restaurants, Inc.                                              124,403         1,861,069
   Black Box Corp.                                                       6,000           256,080
   Blair Corp.                                                          68,800         2,408,000
 * Blonder Tongue Laboratories, Inc.                                    76,300           362,425
 * Blount International, Inc.                                          195,000         3,398,850
 * Blue Coat Systems, Inc.                                              70,899         1,183,304
 * Blue Martini Software, Inc.                                          79,014           219,580
 * Bluegreen Corp.                                                     226,729         3,604,991
 * BNS Co. Class A                                                      26,480           176,092
 * Bogen Communications International,
     Inc.                                                               64,200           316,185
*# BOLDER Technologies Corp.                                            40,300               105
 * Bolt Technology Corp.                                                44,700           234,228
 * Bombay Co., Inc.                                                    299,600         2,073,232
 * Bone Care International, Inc.                                       122,376         2,853,808
 * Bontex, Inc.                                                          2,200               572
   Bon-Ton Stores, Inc.                                                110,500         1,547,000
*# Bookham, Inc.                                                        24,026           128,779
   Books-A-Million, Inc.                                               171,700         1,583,074
   Boston Acoustics, Inc.                                               52,750           725,312
 * Boston Beer Co., Inc. Class A                                       131,700         2,868,426
 * Boston Communications Group, Inc.                                   131,800         1,173,020
   Boston Private Financial Holdings, Inc.                             113,934         3,086,472
   BostonFed Bancorp, Inc.                                              36,100         1,584,429
 * Bottomline Technologies, Inc.                                       105,216         1,231,027
   Bowl America, Inc. Class A                                           55,406           781,225
   Bowne & Co., Inc.                                                   222,168         3,421,387
 * Boyds Collection, Ltd.                                              460,400         1,616,004
 * Bradley Pharmaceuticals, Inc.                                       101,449         1,795,647

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Breed Technologies, Inc.                                              5,600   $            78
   Bridgford Foods Corp.                                                91,467           774,268
 * Brigham Exploration Co.                                             261,471         2,444,754
 * Brightpoint, Inc.                                                   110,887         2,119,051
 * BrightStar Information Technology
     Group, Inc.                                                        53,300             1,066
 * Brillian Corp.                                                       23,600            72,688
 * Brilliant Digital Entertainment, Inc.                                33,400             2,004
*# BriteSmile, Inc.                                                      4,700            32,571
 * Broadview Media, Inc.                                                15,800           101,120
*# BroadVision, Inc.                                                   193,063           444,045
*# Broadwing Corp.                                                       2,100            13,944
 * Brooks Automation, Inc.                                              68,800         1,056,080
 * Brookstone, Inc.                                                    170,775         3,125,182
 * Brooktrout, Inc.                                                    109,050         1,336,953
   Brown Shoe Company, Inc.                                            129,300         3,687,636
 * Bruker BioSciences Corp.                                            599,291         2,762,732
 * Brush Engineered Materials, Inc.                                    119,300         2,326,350
   Bryn Mawr Bank Corp.                                                  5,600           111,552
 * BSQUARE Corp.                                                           230               262
 * BTU International, Inc.                                              78,200           233,036
 * Buca, Inc.                                                          118,651           711,906
 * Buckeye Technologies, Inc.                                          232,390         2,879,312
   Buckle, Inc.                                                        101,800         3,135,440
   Building Materials Holding Corp.                                    120,600         4,395,870
 * Bull Run Corp.                                                       23,390             8,654
 * Bush Industries, Inc. Class A                                         2,300               195
 * Butler International, Inc.                                           69,690           319,182
   C&D Technologies, Inc.                                              180,000         3,119,400
   C&F Financial Corp.                                                     100             3,957
 * C-COR, Inc.                                                         269,885         2,415,471
*# C-Phone Corp.                                                        31,800               413
 * Cache, Inc.                                                          98,506         1,626,334
   Cadmus Communications Corp.                                          67,100           931,415
 * Cagle's, Inc. Class A                                                94,800         1,043,748
 * CalAmp Corp.                                                        135,684         1,298,496
   Calavo Growers, Inc.                                                 34,730           406,688
   Calgon Carbon Corp.                                                 242,200         2,264,570
 * California Coastal Communities, Inc.                                 63,600         1,417,644
   California First National Bancorp                                    79,100         1,047,996
 * California Micro Devices Corp.                                      137,200         1,193,640
 * California Pizza Kitchen, Inc.                                      120,332         3,014,317
   California Water Service Group                                      113,747         3,977,733
 * Caliper Life Sciences, Inc.                                         199,950         1,397,650
 * Callidus Software                                                   125,200           568,408
 * Callon Petroleum Co.                                                121,600         1,703,616
 * Calloway's Nursery, Inc.                                              1,700               595
 # Cal-Maine Foods, Inc.                                               164,000         2,169,392
 * Calton, Inc.                                                         29,050            10,458
 * CAM Commerce Solutions, Inc.                                         11,300           182,145
   Cambrex Corp.                                                       162,200         4,022,560
   Camco Financial Corp.                                                17,471           266,083
 * CancerVax Corp.                                                     189,300         1,792,671
 * Candela Corp.                                                       180,702         1,767,266
 * Candie's, Inc.                                                      171,121           797,424
 * Candlewood Hotel Co., Inc.                                            3,100               178
 * Cannon Express, Inc.                                                     50                 0
 * Cantel Medical Corp.                                                 69,756         2,089,890
 * Canterbury Consulting Group, Inc.                                     8,428             3,632
 * Canyon Resources Corp.                                              176,800           213,928
   Capital Corp. of the West                                            12,533           645,324
 * Capital Crossing Bank                                                86,700   $     2,315,757
 * Capital Pacific Holdings, Inc.                                       87,000           345,825
 * Capital Senior Living Corp.                                         204,900         1,063,431
   Capitol Bancorp, Ltd.                                                40,500         1,405,350
 * Caprius, Inc.                                                         2,010               301
 * Capstone Turbine Corp.                                               36,037            67,389
 * Captaris, Inc.                                                      192,700           946,157
 * Captiva Software Corp.                                               44,400           434,232
 * Caraco Pharmaceutical Laboratories,
     Ltd.                                                               78,000           569,400
 * Caraustar Industries, Inc.                                          175,624         2,825,790
 * Cardiac Sciences, Inc.                                              443,881           941,028
 * Cardima, Inc.                                                         1,300               481
 * Cardinal Financial Corp.                                             12,477           125,020
 * CardioDynamics International Corp.                                  301,905         1,379,706
 * CardioGenesis Corp.                                                 171,900            70,479
*# Cardiotech International, Inc.                                      117,160           329,220
 * CareCentric, Inc.                                                    33,815            32,124
 * Career Blazers, Inc. Trust Units                                      4,360                 0
   Carmike Cinemas, Inc.                                                75,333         2,820,468
 * Carreker Corp.                                                      131,700         1,111,548
 * Carriage Services, Inc.                                             110,700           556,821
 * Carrier Access Corp.                                                214,073         1,933,079
 * Carrington Laboratories, Inc.                                        73,900           340,679
 * Carrizo Oil & Gas, Inc.                                              83,000           802,610
   Cascade Corp.                                                       116,650         3,743,298
   Cascade Natural Gas Corp.                                            98,400         2,103,792
 * Casella Waste Systems, Inc. Class A                                 146,771         2,217,710
   Cash America International, Inc.                                    153,040         3,925,476
 * Castle (A.M.) & Co.                                                  74,225           944,142
   Castle Energy Corp.                                                  54,800           690,480
 * Casual Male Retail Group, Inc.                                      215,530           931,090
 * Catalina Lighting, Inc.                                              11,080            99,720
 * Catalyst Semiconductor, Inc.                                        114,321           681,353
 * Catalytica Energy Systems, Inc.                                      58,500           122,850
 * Catapult Communications Corp.                                        90,798         2,464,258
   Cato Corp. Class A                                                  121,500         3,241,620
 * Cavalier Homes, Inc.                                                148,500           821,205
 # Cavalry Bancorp, Inc.                                                   300             6,387
 * Cavco Industries, Inc.                                               11,506           463,692
   CCA Industries, Inc.                                                 40,730           448,030
 * CCC Information Services Group,
     Inc.                                                               46,127           964,054
 * CD Warehouse, Inc.                                                    5,600                10
 * CD&L, Inc.                                                           13,100            22,008
   CDI Corp.                                                           116,170         2,244,404
 * Celadon Group, Inc.                                                  74,800         1,600,720
 * Celebrity, Inc. Escrow Shares                                        13,500                 0
   Celeritek, Inc.                                                      78,857           284,674
 * Cell Genesys, Inc.                                                  256,505         1,882,747
*# Cell Therapeutics, Inc.                                             313,934         2,348,226
 * Cellegy Pharmaceuticals, Inc.                                       178,700           884,565
*  CellStar Corp.                                                      117,884           430,277
   Center Bancorp, Inc.                                                  5,250            67,620
   Center Financial Corp.                                               14,656           301,767
 * Centillium Communications, Inc.                                     227,649           573,675
 * Centra Software, Inc.                                               144,282           313,063
   Central Bancorp, Inc.                                                10,000           309,750
 * Central European Distribution Corp.                                 101,406         2,665,964
 * Central Garden & Pet Co.                                            103,722         4,014,041
   Central Pacific Financial Corp.                                           1                33

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Central Parking Corp.                                               156,532   $     2,376,156
   Central Vermont Public Service
     Corp.                                                             140,100         3,163,458
   Centrue Financial Corp                                                3,000            83,250
   Century Bancorp, Inc. Class A                                         7,600           236,056
 * Century Business Services, Inc.                                     253,896         1,091,753
*# Cenuco, Inc.                                                         76,400           556,192
 * Cenveo, Inc.                                                        296,800           946,792
 * Cepheid, Inc.                                                       261,395         2,407,448
 * Ceradyne, Inc.                                                      119,856         5,920,886
   CERBCO, Inc. Class A                                                  3,500            33,390
 * Ceres Group, Inc.                                                   162,293           811,465
 * Cerus Corp.                                                         137,431           358,695
 * CEVA, Inc.                                                           26,900           215,738
   CFS Bancorp, Inc.                                                    67,181           925,754
 * Chad Therapeutics, Inc.                                               9,300            42,129
 * Champion Enterprises, Inc.                                          345,100         3,961,748
   Champion Industries, Inc.                                            92,800           348,000
 * Championship Auto Racing Teams,
     Inc.                                                               29,900             4,216
 * Champps Entertainment, Inc.                                         109,710           871,097
 * Channell Commercial Corp.                                            21,100           158,250
 * Charles and Colvard, Ltd.                                            83,600           797,460
 * Charles River Associates, Inc.                                       48,100         2,075,034
 * Charlotte Russe Holding, Inc.                                       134,200         1,563,430
*# Chart Industries, Inc.                                                  151             7,097
   Chase Corp.                                                          24,200           378,730
 * Chattem, Inc.                                                       176,400         6,389,208
 * Chaus (Bernard), Inc.                                                 1,760             1,584
 * Checkers Drive-In Restaurants, Inc.                                  69,400           859,172
 * Checkpoint Systems, Inc.                                            223,900         4,133,194
   Chemed Corp.                                                         66,700         4,138,068
*# Cheniere Energy, Inc.                                               115,200         6,550,272
   Cherokee, Inc.                                                       20,200           593,880
   Chesapeake Corp.                                                    120,922         3,263,685
   Chesapeake Utilities Corp.                                           53,375         1,382,412
   Chester Valley Bancorp, Inc.                                          7,911           169,129
   Chicago Rivet & Machine Co.                                          20,000           538,400
 * chinadotcom Corp. Class A                                             6,093            26,870
 * Cholestech Corp.                                                    114,500           916,000
 * Chordiant Software, Inc.                                            625,045         1,281,342
   Christopher & Banks Corp.                                           215,300         4,247,869
*# ChromaVision Medical Systems, Inc.                                   44,200            75,140
 * Chromcraft Revington, Inc.                                          100,600         1,258,506
 * Chronimed, Inc.                                                     117,900           776,961
   Churchill Downs, Inc.                                                17,700           822,165
 * Ciber, Inc.                                                         469,764         4,382,898
 * Ciphergen Biosystems, Inc.                                          181,776           585,319
 * Ciprico, Inc.                                                        49,200           204,180
   CIRCOR International, Inc.                                           94,711         1,974,724
 * Cirrus Logic, Inc.                                                  529,272         3,138,583
   Citizens South Banking Corp.                                         41,974           549,859
*# Citizens, Inc.                                                      231,576         1,493,666
   City Holding Co.                                                    104,328         3,851,790
 * CKE Restaurants, Inc.                                               290,500         3,634,155
 * Clark, Inc.                                                         115,600         1,924,740
 * Clarus Corp.                                                        138,650         1,202,789
 * Clayton Williams Energy, Inc.                                        67,800         1,551,942
 * Clean Harbors, Inc.                                                  97,800         1,225,434
 * ClearOne Communications, Inc.                                        32,300           136,467
 # Cleveland-Cliffs, Inc.                                               41,260         3,998,094
   Clinical Data, Inc.                                                   5,890   $        74,980
 * Closure Medical Corp.                                                89,692         1,595,621
 * CNA Surety Corp.                                                     74,080           967,485
*# CNE Group, Inc.                                                       2,900             1,160
   CNS, Inc.                                                           140,800         1,699,456
   Coachmen Industries, Inc.                                            97,200         1,562,004
 * Coast Dental Services, Inc.                                          19,133            66,965
   Coast Distribution System                                            40,600           276,080
 * Coastcast Corp.                                                      75,000           171,750
   CoBiz, Inc.                                                          29,475           648,450
 * Cobra Electronics Corp.                                             114,900           930,690
*# Coeur d'Alene Mines Corp.                                           157,700           723,843
 * Cogent Communications Group, Inc.                                    11,029             8,713
 * Cognitronics Corp.                                                   82,975           263,860
   Cohu, Inc.                                                          134,479         2,253,868
 * Coinstar, Inc.                                                      135,100         3,515,302
 * Coldwater Creek, Inc.                                               198,787         5,208,219
 * Collagenex Pharmaceuticals, Inc.                                     90,500           515,850
 * Collins & Aikman Corp.                                              419,420         1,488,941
   Collins Industries, Inc.                                             65,725           386,463
   Columbia Bancorp                                                      1,700            61,625
   Columbia Banking System, Inc.                                       135,528         3,441,056
 * Columbia Laboratories, Inc.                                         246,950           479,083
 * Columbus McKinnon Corp.                                             116,300           919,933
 * Comarco, Inc.                                                        63,800           516,780
 * Comdial Corp.                                                         7,312             8,409
 * Comforce Corp.                                                      108,466           251,641
 * Comfort Systems USA, Inc.                                           336,100         2,419,920
*# Commerce One, Inc.                                                   55,800             9,067
   Commercial Bancshares, Inc.                                          33,803         1,276,063
   Commercial National Financial Corp.                                   1,600            37,600
 * Commonwealth Industries, Inc.                                       143,900         1,883,651
   Communications Systems, Inc.                                        118,400         1,382,912
   Community Bank System, Inc.                                          85,000         2,354,500
   Community Banks, Inc.                                                   714            20,934
   Community Bankshares, Inc.                                            2,730            49,768
   Community Trust Bancorp, Inc.                                        59,037         1,976,559
   Community West Bancshares                                            23,200           244,760
 * Competitive Technologies, Inc.                                      102,100           709,595
 * Compex Technologies, Inc.                                           100,400           491,960
 * Compudyne Corp.                                                      49,171           349,163
 * Computer Horizons Corp.                                             298,100         1,132,780
 * Computer Network Technology Corp.                                   162,500           926,250
   Computer Programs & Systems, Inc.                                    64,993         1,403,849
 * Computer Task Group, Inc.                                           174,600           635,544
 * CompX International, Inc.                                             9,500           152,475
 * Comstock Resources, Inc.                                            200,900         4,361,539
 * Comtech Telecommunications Corp.                                    101,225         3,186,563
 # Concepts Direct, Inc.                                                 3,400             1,904
 * Conceptus, Inc.                                                     158,473         1,415,164
 * Concord Camera Corp.                                                156,186           412,331
 * Concord Communications, Inc.                                        113,681         1,056,096
 * Concur Technologies, Inc.                                           207,180         1,947,492
 * Concurrent Computer Corp.                                           331,400           629,660
 * Congoleum Corp. Class A                                              35,500           201,640
 * Conmed Corp.                                                            233             6,750
   Connecticut Water Services, Inc.                                     93,287         2,596,177
 * Conrad Industries, Inc.                                              18,700            34,595
 * Consolidated Graphics, Inc.                                          84,700         4,006,310
   Consolidated-Tokoma Land Co.                                         28,400         1,139,408
 * Constar International, Inc.                                          81,600           489,600

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Consumer Portfolio Services, Inc.                                     5,000   $        21,700
 * Continental Airlines, Inc.                                          187,700         2,090,978
 * Continental Materials Corp.                                          14,900           396,340
 * Convera Corp.                                                       214,314           998,703
 * Convergence Systems, Inc.                                                13               585
   Cooperative Bankshares, Inc.                                          5,500           151,800
*# Copper Mountain Networks, Inc.                                       40,260           126,376
 * Corautus Genetics, Inc.                                               3,614            19,696
 * Core Molding Technologies, Inc.                                      39,597           105,724
 * Corillian Corp.                                                     240,660         1,398,235
 * Corio, Inc.                                                         329,923           547,672
*# Corixa Corp.                                                        492,659         1,847,471
 * Cornell Companies, Inc.                                              91,400         1,339,010
 * Correctional Services Corp.                                         114,441           318,146
 * Corrpro Companies, Inc.                                              42,775            49,191
 * Corvel Corp.                                                         18,600           589,992
 * Cosine Communications, Inc.                                          60,879           186,899
 * Cost-U-Less, Inc.                                                    13,600            80,376
   Cotton States Life Insurance Co.                                     22,500           452,250
   Courier Corp.                                                        94,212         4,765,243
 * Covansys Corp.                                                      145,000         1,951,700
 * Covenant Transport, Inc. Class A                                     91,000         1,749,020
 * Cover-All Technologies, Inc.                                          9,432             3,490
 * Covista Communications, Inc.                                         21,500            42,570
   CPAC, Inc.                                                           51,978           268,726
 * CPI Aerostructures, Inc.                                             32,933           339,210
   CPI Corp.                                                            39,200           554,680
   Craftmade International, Inc.                                        61,350         1,085,895
   Crawford & Co. Class A                                               94,400           708,000
   Crawford & Co. Class B                                              132,500         1,040,125
 * Cray, Inc.                                                          331,088         1,162,119
 * Credence Systems Corp.                                               39,967           305,348
 * Credit Acceptance Corp.                                              94,495         2,338,751
*# Critical Path, Inc.                                                  40,410            44,451
 * Criticare Systems, Inc.                                              70,400           187,264
 * Cross (A.T.) Co. Class A                                            130,300           620,228
 * Cross Country Healthcare, Inc.                                      193,281         3,430,738
 * Crossroads Systems, Inc.                                            132,178           178,440
 * Crown Andersen, Inc.                                                 11,600            16,240
 * Crown Financial Group, Inc.                                          41,100            13,563
 * Crown Media Holdings, Inc.                                               18               159
 * Crown Resources Corp.                                                13,540            29,111
*# CryoLife, Inc.                                                      148,450         1,056,964
 * CSK Auto Corp.                                                      258,600         3,966,924
 * CSP, Inc.                                                            78,328           689,286
   CSS Industries, Inc.                                                 32,250         1,036,192
   CT Communications, Inc.                                             111,674         1,477,447
 * CTI Molecular Imaging, Inc.                                          92,000         1,230,960
   CTS Corp.                                                           224,319         2,996,902
   Cubic Corp.                                                         160,350         4,088,925
 * Cubist Pharmaceuticals, Inc.                                        253,831         3,045,972
 * Culp, Inc.                                                          152,480           917,930
 * CuraGen Corp.                                                       313,564         1,890,791
 * Curative Health Services, Inc.                                       77,900           444,809
 * Curis, Inc.                                                         285,322         1,155,554
   Cutter & Buck, Inc.                                                 111,600         1,660,608
 * CV Therapeutics, Inc.                                               195,828         4,245,551
 * Cyberguard Corp.                                                    176,349         1,088,073
*# Cyberonics, Inc.                                                    150,260         2,790,328
 * Cyberoptics Corp.                                                    58,800           826,728
 * Cybersource Corp.                                                   517,800         3,655,668
*# Cybex International, Inc.                                            75,950   $       330,382
 * Cycle Country Accessories Corp.                                      31,000           150,970
*# Cygnus, Inc.                                                            600                63
 * Cypress Bioscience, Inc.                                            179,896         2,095,788
 * Cytogen Corp.                                                        97,745           962,788
*# CytRx Corp.                                                           6,400             7,744
   D&E Communications, Inc.                                             55,000           720,500
   D&K Healthcare Resources, Inc.                                      103,900           754,314
 * Daily Journal Corp.                                                     200             7,158
 * Daktronics, Inc.                                                    167,200         4,333,824
*# Dan River, Inc. Class A                                             214,700             9,447
 * Danielson Holding Corp.                                             218,867         1,788,150
 * Darling International, Inc.                                         506,900         2,088,428
 * Data I/O Corp.                                                       77,000           256,410
 * Data Systems & Software, Inc.                                        86,500            95,150
 * Datalink Corp.                                                       51,500            97,798
 * Dataram Corp.                                                        83,150           496,405
   Datascope Corp.                                                      92,363         3,702,833
 * Datastream Systems, Inc.                                            126,600           746,940
 * Datatec Systems, Inc.                                                 6,100                34
*# DataTRAK International, Inc.                                         28,900           329,460
 * Datawatch Corp.                                                      18,488            71,179
 * Dave & Busters, Inc.                                                121,200         2,266,440
 * Dawson Geophysical Co.                                               41,200           962,020
 * Daxor Corp.                                                          46,300           976,930
   Deb Shops, Inc.                                                     100,300         2,472,395
*# Deckers Outdoor Corp.                                                64,900         2,824,448
   Decorator Industries, Inc.                                           20,587           162,226
 * Del Global Technologies Corp.                                        78,521           201,014
 * Del Laboratories, Inc.                                              167,457         5,735,402
 * Delphax Technologies, Inc.                                           52,900           216,308
   Delta Apparel, Inc.                                                  38,640           882,924
   Delta Financial Corp.                                               125,700         1,269,570
   Delta Natural Gas Co., Inc.                                          18,800           484,100
 * Delta Petroleum Corp.                                                30,700           482,911
 * Delta Woodside Industries, Inc.                                      51,000            33,660
   Deltic Timber Corp.                                                  76,700         3,466,840
 * Denali, Inc.                                                         33,100             3,310
*# Dendreon Corp.                                                      252,388         2,475,926
 * Dendrite International, Inc.                                        246,943         4,215,317
 * Department 56, Inc.                                                 115,950         1,963,033
 * DepoMed, Inc.                                                       304,150         1,417,339
 * Detrex Corp.                                                         10,200            18,870
 * Devcon International Corp.                                           29,000           449,500
*# DHB Industries, Inc.                                                249,000         4,631,400
 * DiamondCluster International, Inc.                                  211,634         2,588,284
 * Diedrich Coffee, Inc.                                                28,025           125,272
 * Digene Corp.                                                        125,103         3,025,366
 * Digi International, Inc.                                            149,333         2,298,235
 * Digimarc Corp.                                                      116,994         1,077,515
*# Digital Angel Corp.                                                 201,600         1,288,224
 * Digital Generation Systems, Inc.                                    314,100           424,035
 * Digital Impact, Inc.                                                167,200           195,624
 * Digital Insight Corp.                                               222,540         3,632,965
 * Digital Lightwave, Inc.                                              59,200            81,104
 * Digitas, Inc.                                                       389,590         3,198,534
   Dime Community Bancshares                                           196,558         3,606,839
   DIMON, Inc.                                                         284,500         1,852,095
 * Diodes, Inc.                                                        131,250         3,264,187
 * Discovery Laboratories, Inc.                                          4,600            32,108

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Discovery Partners International,
     Inc.                                                              151,592   $       697,323
 * Display Technologies, Inc.                                           44,255                66
 * Distributed Energy Systems Corp.                                    196,361           526,247
 * Ditech Communications Corp.                                         214,010         3,372,798
 * Diversa Corp.                                                       272,334         2,306,669
 * Diversified Corporate Resources,
     Inc.                                                                1,200             1,037
 * Dixie Group, Inc.                                                    98,600         1,580,558
 * Dixon Ticonderoga Co.                                                26,750           163,442
 * DJ Orthopedics, Inc.                                                137,000         2,763,290
 * DLB Oil & Gas, Inc.                                                   7,600                 0
 * DocuCorp International, Inc.                                        103,300           922,469
 * Document Sciences Corp.                                              15,400            81,928
 * Dollar Thrifty Automotive Group, Inc.                               155,500         4,181,395
 * Dominion Homes, Inc.                                                 44,100           911,106
   Donegal Group, Inc. Class A                                          38,280           823,020
   Donegal Group, Inc. Class B                                          19,140           378,015
 * Dot Hill Systems Corp.                                              270,346         1,784,284
 * DOV Pharmaceutical, Inc.                                            134,023         2,480,766
   Dover Downs Gaming &
     Entertainment, Inc.                                                 3,570            40,305
   Dover Motorsports, Inc.                                              90,800           441,288
 * DPAC Technologies Corp.                                             173,030            89,976
 * Drew Industries, Inc.                                                94,000         3,131,140
 * Dril-Quip, Inc.                                                     107,800         2,573,186
 * Driver-Harris Co.                                                     9,898                 1
 * drugstore.com, Inc.                                                 473,436         1,538,667
 * DSP Group, Inc.                                                     179,416         3,979,447
 * DT Industries, Inc.                                                 101,500               254
 * Duckwall-ALCO Stores, Inc.                                           41,000           686,750
 * Ducommun, Inc.                                                       93,900         2,380,365
 * DuPont Photomasks, Inc.                                             107,162         2,826,934
 * Dura Automotive Systems, Inc.                                       112,000         1,019,200
 * DuraSwitch Industries, Inc.                                           8,800            18,920
 * Duratek, Inc.                                                       124,000         2,853,240
*# Durect Corp.                                                        287,232           643,400
 * DUSA Pharmaceuticals, Inc.                                          106,235         1,409,738
 * DVI, Inc.                                                               300                 0
 * Dyax Corp.                                                          194,680         1,543,812
*# Dynacq Healthcare, Inc.                                              67,234           363,064
 * Dynamex, Inc.                                                        72,000         1,448,640
*# Dynamic Materials Corp.                                              14,700           224,910
 * Dynamics Research Corp.                                              66,100         1,104,531
 * E Com Ventures, Inc.                                                 10,825           128,709
*# E-Loan, Inc.                                                        360,999           974,697
   E-Z-EM, Inc.                                                         86,424         1,257,469
 * E.piphany, Inc.                                                     384,195         1,736,561
   Eastern Co.                                                          33,900           642,066
 * EasyLink Services Corp.                                              27,519            38,802
 * Echelon Corp.                                                       242,598         1,834,041
 * eCollege.com                                                        134,700         1,582,725
   Ecology & Environment, Inc. Class A                                  13,900           122,320
 * Edelbrock Corp.                                                      49,070           814,562
*# EDGAR Online, Inc.                                                   13,000            16,380
 * Edge Petroleum Corp.                                                 79,546         1,217,054
 * Edgewater Technology, Inc.                                           70,674           295,417
   EDO Corp.                                                           124,000         3,778,280
 * Education Lending Group, Inc.                                         1,200            16,872
   Educational Development Corp.                                        15,400           157,388
   EFC Bancorp, Inc.                                                    15,800           405,270
 * EFJ, Inc.                                                             9,000   $        72,720
 * El Paso Electric Co.                                                 12,800           229,760
   Electro Rent Corp.                                                  134,779         1,911,166
 * Electro Scientific Industries, Inc.                                  76,518         1,485,980
 * Electroglas, Inc.                                                   132,400           431,624
 * Electronics Boutique Holdings Corp.                                  63,300         2,465,535
   Electro-Sensors, Inc.                                                 3,450            12,420
 * Elizabeth Arden, Inc.                                               174,662         3,982,294
   ElkCorp                                                             125,000         3,700,000
 * eLoyalty Corp.                                                       10,200            51,306
 * ELXSI Corp.                                                           7,100            23,075
 * EMAK Worldwide, Inc.                                                 58,100           572,924
 * Embarcadero Technologies, Inc.                                      170,602         1,508,122
 * Embrex, Inc.                                                        120,100         1,591,325
   EMC Insurance Group, Inc.                                            85,100         1,847,521
 * EMCOR Group, Inc.                                                    92,500         4,275,350
 * EMCORE Corp.                                                        212,391           564,960
 * Emerging Vision, Inc.                                               145,200            27,588
 * Emeritus Corp.                                                      145,800         1,385,100
 * Emerson Radio Corp.                                                 162,578           503,992
 * Emisphere Technologies, Inc.                                        113,547           348,249
 # Empire District Electric Co.                                        160,800         3,651,768
 * EMS Technologies, Inc.                                              115,299         1,809,041
 * En Pointe Technologies, Inc.                                         57,200           163,020
 * Encore Capital Grooup, Inc.                                         126,181         3,164,619
 * Encore Medical Corp.                                                269,873         1,698,851
 * Encore Wire Corp.                                                   219,225         2,954,057
 * Encysive Pharmaceuticals, Inc.                                      353,508         3,835,562
 * Endeavour International Corp.                                        78,900           338,481
 * Endocardial Solutions, Inc.                                         124,000         1,409,880
 * Endocare, Inc.                                                       71,300           171,476
 * Endologix, Inc.                                                     200,008         1,292,052
 * Energy Conversion Devices, Inc.                                     154,467         3,438,435
 * Energy Partners, Ltd.                                               207,700         4,023,149
 * Energy West, Inc.                                                    11,211            66,593
   EnergySouth, Inc.                                                    76,425         2,200,276
 * Enesco Group, Inc.                                                  122,400           903,312
 * ENGlobal Corp.                                                        3,900             5,772
*# Enlighten Software Solutions, Inc.                                   12,300                15
   Ennis, Inc.                                                         222,300         4,412,655
 * Enpath Medical, Inc.                                                 11,807           112,875
 * EnPro Industries, Inc.                                              127,700         3,670,098
 * Entegris, Inc.                                                      105,023         1,027,125
 * Enterrasys Networks, Inc.                                            56,900            99,575
 * Entravision Communications Corp.                                     46,105           378,061
*# Entremed, Inc.                                                      200,290           478,693
 * Entrust, Inc.                                                       388,820         1,450,299
 * Environmental Elements Corp.                                            200                20
 * Environmental Technologies Corp.                                     39,700               159
 * Environmental Tectonics Corp.                                        59,500           386,750
 * Enzo Biochem, Inc.                                                  201,863         3,885,863
*# EP Medsystems, Inc.                                                 193,300           663,019
 * Epicor Software Corp.                                               397,428         6,267,440
*# Epimmune, Inc.                                                       66,570            89,869
 * EPIQ Systems, Inc.                                                  110,730         1,659,843
 * EPIX Pharmaceuticals, Inc.                                          144,946         2,551,050
 * ePlus, Inc.                                                          52,080           657,770
 * ePresence, Inc. Escrow Shares                                       191,500            24,895
*# Equimed Inc. Nevis                                                    6,533                 1
 * Equinix, Inc.                                                       103,963         4,042,081
 * eResearch Technology, Inc.                                           15,100           222,574

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Ergo Science Corp.                                                   36,350   $        81,787
   ESB Financial Corp.                                                  94,531         1,333,832
 * eSpeed, Inc.                                                        186,176         2,083,309
   Espey Manufacturing & Electronics
     Corp.                                                              20,500           534,025
 * ESS Technology, Inc.                                                236,593         1,667,981
 * Esterline Technologies Corp.                                        113,700         4,047,720
 * Euronet Worldwide, Inc.                                             183,144         4,505,342
 * European Micro Holdings, Inc.                                         5,900               177
 * Evans & Sutherland Computer Corp.                                    99,800           659,678
 * Evans Systems, Inc.                                                   2,200                93
 * Evercel, Inc.                                                         5,866             5,426
*# Evergreen Solar, Inc.                                               260,200           881,818
 * Everlast Worldwide, Inc.                                              5,600            20,048
 * Evolving Systems, Inc.                                               71,600           255,605
 * Exabyte Corp.                                                         1,800               558
 * Exact Sciences Corp.                                                164,292           568,450
 * Exactech, Inc.                                                       76,400         1,439,376
 * Exar Corp.                                                          159,255         2,226,385
 * Excel Technology, Inc.                                               81,922         2,129,972
 * Exelixis, Inc.                                                      450,385         4,039,953
 * Exponent, Inc.                                                       69,800         1,939,742
 * ExpressJet Holdings, Inc.                                           337,100         3,930,586
 * Extended Systems, Inc.                                               11,600            29,580
 * Extreme Networks, Inc.                                              201,132         1,373,732
 * EXX, Inc. Class A                                                     1,900             2,907
 * EXX, Inc. Class B                                                       100               170
 * EZCORP, Inc. Class A Non-Voting                                      91,900           982,411
 * Ezenia! Inc.                                                          2,900             2,958
 * Fab Industries, Inc.                                                 40,200           159,996
*# Factory 2-U Stores, Inc.                                             79,293               872
 * Fairchild Corp. Class A                                             148,529           445,587
 * Falcon Products, Inc.                                                77,225            67,379
*# FalconStor Software, Inc.                                           294,318         2,304,510
 * Famous Dave's of America, Inc.                                       72,230           803,198
 * Fargo Electronics                                                    99,400         1,473,108
 * Faro Technologies, Inc.                                              86,675         2,357,560
 * Featherlite, Inc.                                                    52,400           210,124
   Fedders Corp.                                                       164,882           494,646
 * Federal Agriculture Mortgage
     Corporation                                                           700            15,862
   Federal Screw Works                                                  33,750         1,161,337
 * FEI Co.                                                              32,070           685,977
 * Female Health Co.                                                    44,000            81,400
   FFLC Bancorp, Inc.                                                   32,700         1,067,001
 * Fibermark, Inc.                                                       1,325                21
 * Fiberstars, Inc.                                                     43,100           387,900
   Fidelity Bancorp, Inc.                                                  587            13,783
   Fidelity Bankshares, Inc.                                            93,847         3,850,542
 * Fidelity Federal Bancorp                                             21,340            37,558
   Fidelity Southern Corp.                                              82,500         1,495,725
 * Financial Federal Corp.                                             103,900         3,995,994
 * Financial Industries Corp.                                            9,148            72,727
 * FindWhat.com                                                        187,197         3,609,158
 * Finisar Corp.                                                        28,600            52,338
 * Finishmaster, Inc.                                                   64,800           838,512
 * Finlay Enterprises, Inc.                                             79,800         1,549,716
 * Firebrand Financial Group, Inc.                                      75,400             3,016
 * First Acceptance Corp.                                                1,500            13,050
   First Albany Companies, Inc.                                         35,519           326,420
 * First Aviation Services, Inc.                                         1,700             6,817
   First Bancorp                                                        51,021   $     1,444,915
 * First Cash Financial Services, Inc.                                 120,900         3,148,236
   First Charter Corp.                                                  87,456         2,395,420
   First Community Bancorp                                              97,804         4,109,724
   First Community Bancshares, Inc.                                     45,602         1,624,343
 * First Consulting Group, Inc.                                        150,534           823,421
   First Defiance Financial Corp.                                       68,292         1,868,469
   First Federal Bancshares of Arkansas,
     Inc.                                                               46,800         1,018,836
   First Financial Holdings, Inc.                                      122,500         4,010,650
   First Franklin Corp.                                                    600            12,150
 * First Horizon Pharmaceutical Corp.                                  192,276         3,760,919
   First Indiana Corp.                                                 123,300         2,856,861
 * First Investors Financial Services
     Group, Inc.                                                        43,200           193,536
   First Keystone Financial, Inc.                                       16,500           373,725
   First M&F Corp.                                                       3,000           102,000
 * First Mariner Bancorp                                                16,400           281,916
   First Merchants Corp.                                               111,286         2,999,158
   First Midwest Financial, Inc.                                        16,500           414,315
   First Mutual Bancshares, Inc.                                        29,471           732,207
   First Oak Brook Bancshares, Inc.                                     30,000           984,000
   First PacTrust Bancorp, Inc.                                         13,213           344,859
   First Place Financial Corp.                                          84,947         1,911,307
   First Republic Bank                                                  88,400         4,542,876
   First State Bancorporation                                           47,463         1,783,185
   First United Corp.                                                   17,500           356,125
 * First Virtual Communications, Inc.                                    9,921             1,637
   Firstbank Corp.                                                       6,615           194,805
   FirstBank NW Corp.                                                   16,097           466,411
 * FirstCity Financial Corp.                                            55,543           497,110
*# Firstwave Technologies, Inc.                                         19,200            39,168
 * Fischer Imaging Corp.                                                60,600           221,190
 * Five Star Quality Care, Inc.                                         51,850           351,543
   Flag Financial Corp.                                                 35,200           501,600
   Flamemaster Corp.                                                        27               972
 * Flanders Corp.                                                      251,600         2,510,968
   Flanigan's Enterprises, Inc.                                         20,600           136,990
 * Fleetwood Enterprises, Inc.                                         189,700         2,570,435
   Flexsteel Industries, Inc.                                           60,900         1,066,359
   Florida Public Utilities Co.                                         22,800           420,432
 * Flow International Corp.                                            151,900           420,763
   Flushing Financial Corp.                                            175,312         3,725,380
*# FLYi, Inc.                                                          158,993           298,907
   FMS Financial Corp.                                                   8,400           150,738
   FNB Corp.                                                            10,700           209,185
   FNB Financial Services Corp.                                          8,500           178,500
 * Foamex International, Inc.                                          151,509           616,642
*# FOCUS Enhancements, Inc.                                             28,188            32,134
 * Foodarama Supermarkets, Inc.                                         20,700           838,350
   Foothill Independent Bancorp                                         43,014           992,333
*# Footstar, Inc.                                                       83,700           318,060
 * Forgent Networks, Inc.                                              263,300           447,610
 * Forrester Research, Inc.                                            138,081         2,253,482
 * Foster (L.B.) Co. Class A                                           120,700         1,062,160
 * Fountain Powerboat Industries, Inc.                                  35,700           187,425
 * FPIC Insurance Group, Inc.                                           63,000         2,080,890
   Frankfort First Bancorp, Inc.                                         5,750           140,127
 * Frankfort Tower Industries, Inc.                                    133,300               180
 * Franklin Covey Co.                                                  181,100           360,389
 * Franklin Electronic Publishers, Inc.                                 81,300           357,720

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Fred's, Inc.                                                          5,300   $        91,849
   Frequency Electronics, Inc.                                          89,100         1,332,045
 * Fresh Brands, Inc.                                                   59,300           450,680
 * Fresh Choice, Inc.                                                   50,000            21,500
   Friedman Industries, Inc.                                           152,403         1,246,657
 * Friedmans, Inc. Class A                                             131,900           222,251
 * Friendly Ice Cream Corp.                                             24,500           219,275
   Frisch's Restaurants, Inc.                                           63,868         1,521,336
 * Frontier Airlines, Inc.                                             271,066         3,179,604
   Frontier Oil Corp.                                                  233,300         6,217,445
 * Frozen Food Express Industries, Inc.                                161,875         1,910,125
 * FSI International, Inc.                                             173,702           781,659
*# FuelCell Energy, Inc.                                               285,733         2,871,617
*# FX Energy, Inc.                                                     120,900         1,213,836
 * G-III Apparel Group, Ltd.                                            61,470           378,040
*# Gadzooks, Inc.                                                       81,000           131,220
 * Gaiam, Inc.                                                           3,551            18,643
 * Galaxy Nutritional Foods, Inc.                                       37,700            67,106
   GameTech International, Inc.                                         70,200           268,936
 * Gaming Partners International Corp.                                  31,800           729,810
*# Gardenburger, Inc.                                                   33,700             3,370
 * Gardner Denver Machinery, Inc.                                      123,112         4,235,053
 * Gateway Financial Holdings, Inc.                                      2,300            35,880
 * Gateway Industries, Inc.                                             11,120             7,951
   GB & T Bancshares, Inc.                                               1,750            44,397
 * Gehl Co.                                                             49,800         1,095,102
 * Genaera Corp.                                                       178,100           642,941
*# Genaissance Pharmaceuticals, Inc.                                   178,239           274,488
 # Gencorp, Inc.                                                       271,900         4,570,639
 * Gene Logic, Inc.                                                    254,260           856,856
 * Genelabs Technologies, Inc.                                         249,325           177,021
 * General Binding Corp.                                                40,700           542,531
 * General Cable Corp.                                                 247,200         3,361,920
 * General Communications, Inc.
     Class A                                                           336,945         3,450,317
 * General DataComm Industries, Inc.                                       600               357
 * General Employment Enterprises,
     Inc.                                                               17,700            49,737
 * Genesco, Inc.                                                       136,700         4,043,586
 * Genesee & Wyoming, Inc.                                             129,350         3,566,179
 * Genesee Corp. Class B                                                   800             1,680
 * Genesis HealthCare Corp.                                            122,003         3,934,597
 * Genesis Microchip, Inc.                                              84,281         1,374,623
 * Genta, Inc.                                                         139,500           181,350
 * Genus, Inc.                                                         215,200           374,448
 * GenVec, Inc.                                                        310,509           602,387
 * Gerber Scientific, Inc.                                             134,600         1,056,610
*# Geron Corp.                                                         287,504         1,998,153
   Gevity HR, Inc.                                                     181,100         3,207,281
 * Giant Group, Ltd.                                                    28,300            43,865
 * Giant Industries, Inc.                                               78,200         2,189,600
   Gibraltar Industries, Inc.                                           33,900           816,651
 * Giga-Tronics, Inc.                                                   49,100           112,930
   Glacier Bancorp, Inc.                                               129,400         4,478,534
 * Glacier Water Services, Inc.                                         24,500           644,350
   Glatfelter (P.H.) Co.                                               276,500         3,962,245
 * Glenayre Technologies, Inc.                                         350,734           641,843
 * Global e-Point, Inc.                                                 18,731            57,130
 * Global Imaging Systems, Inc.                                         59,325         2,219,941
 * Global Payment Technologies, Inc.                                    52,900           269,261
*# Global Power Equipment Group, Inc.                                  289,900         2,519,231
 * Globecomm Systems, Inc.                                              96,000   $       602,880
 * Glowpoint, Inc.                                                     132,239           160,009
*# GoAmerica, Inc.                                                         117             1,431
   Gold Banc Corp.                                                     202,734         3,032,901
   Golden Enterprises, Inc.                                             61,900           173,320
 * Goodrich Petroleum Corp.                                            128,400         2,073,660
   Goody's Family Clothing, Inc.                                       164,500         1,602,230
 * GoRemote Internet Communications,
     Inc.                                                              165,000           297,000
   Gorman-Rupp Co.                                                      68,250         1,562,925
 * Gottschalks, Inc.                                                   129,300         1,163,700
 * GP Strategies Corp.                                                 109,400           776,740
   Graham Corp.                                                         12,350           162,402
   Gray Television, Inc.                                                75,900         1,138,500
   Gray Television, Inc. Class A                                        41,200           571,444
 * Great Atlantic & Pacific Tea Co., Inc.                              242,900         1,836,324
   Great Southern Bancorp, Inc.                                         79,400         3,255,400
   Greater Communications Bancorp                                        2,998            44,370
 * Green Mountain Coffee, Inc.                                          59,700         1,431,606
   Green Mountain Power Corp.                                           59,100         1,604,565
 * Greenbriar Corp.                                                      3,430            11,473
   Greenbrier Companies, Inc.                                          126,600         3,765,084
   Greene County Bancshares, Inc.                                        3,900           100,113
 * Greens Worldwide, Inc.                                               11,563               208
 * Griffin Land & Nurseries, Inc.
     Class A                                                            23,400           617,760
 * Griffon Corp.                                                       211,150         5,295,642
 * Group 1 Automotive, Inc.                                             63,800         1,882,738
 * Grubb & Ellis Co.                                                   177,552           798,984
   GS Financial Corp.                                                    6,400           122,368
 * GSI Commerce, Inc.                                                  255,059         3,859,043
 * GSV, Inc.                                                             9,540             2,385
 * GTC Biotherapeutics, Inc.                                           145,853           223,155
 * GTSI Corp.                                                           84,700           858,858
   Guaranty Bancshares, Inc.                                             1,600            34,720
   Guaranty Federal Bancshares, Inc.                                    17,100           406,809
 * Guess, Inc.                                                         228,900         3,319,050
 * Guilford Pharmaceuticals, Inc.                                      273,643         1,543,347
   Gulf Island Fabrication, Inc.                                        88,600         1,884,522
 * Gulfmark Offshore, Inc.                                             128,600         2,676,166
 * Gymboree Corp.                                                      225,300         2,656,287
 * Ha-Lo Industries, Inc.                                                8,600                 6
   Haggar Corp.                                                         58,500         1,292,850
 * Hain Celestial Group, Inc.                                           73,300         1,424,219
 * Halifax Corp.                                                         8,650            48,613
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                            49,400           711,360
 * Hampshire Group, Ltd.                                                12,700           395,922
   Hancock Fabrics, Inc.                                               182,600         1,818,696
   Handleman Co.                                                       144,905         3,071,986
 * Hanger Orthopedic Group, Inc.                                       178,800         1,394,640
   Hardinge, Inc.                                                       83,500           935,200
   Harleysville Group, Inc.                                             98,542         2,368,950
   Harleysville National Corp.                                          64,460         1,815,194
 * Harmonic, Inc.                                                      448,555         3,485,272
 * Harolds Stores, Inc.                                                 41,537            54,413
 * Harris Interactive, Inc.                                            381,243         2,531,454
 * Hartmarx Corp.                                                      295,600         2,385,492
 * Harvard Bioscience, Inc.                                            193,935           769,922
 * Harvest Natural Resources, Inc.                                     487,800         8,902,350
 * Hastings Entertainment, Inc.                                         96,000           784,320

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Hastings Manufacturing Co.                                           13,700   $        23,427
 * Hauppauge Digital, Inc.                                              83,200           456,685
   Haverty Furniture Co., Inc.                                          40,000           806,000
   Haverty Furniture Co., Inc. Class A                                  12,000           237,600
 * Hawaiian Holdings, Inc.                                             588,481         3,683,891
 * Hawk Corp.                                                           64,400           544,180
   Hawkins, Inc.                                                        92,485         1,100,572
*# HealthAxis, Inc.                                                      5,710            16,451
   Healthcare Services Group, Inc.                                     157,400         3,264,476
 * HealthExtras, Inc.                                                  244,614         3,906,486
 * HealthStream, Inc.                                                   14,400            38,736
 * HealthTronics Surgical Services, Inc.                               190,405         1,422,325
   Heartland Financial USA, Inc.                                         8,092           178,590
 * Hecla Mining Co.                                                     79,500           539,805
   Hector Communications Corp.                                          24,700           523,640
 * HEI, Inc.                                                            24,700            60,268
   Heico Corp.                                                          69,600         1,489,440
   Heico Corp. Class A                                                  51,685           848,151
 * Heidrick & Struggles International,
     Inc.                                                              117,470         4,040,968
   Helix Technology Corp.                                              164,522         2,479,347
*# Hemispherx Biopharma, Inc.                                          262,700           412,439
 * Heritage Commerce Corp.                                               8,600           168,216
   Heritage Financial Corp.                                             83,700         1,817,127
 * Herley Industries, Inc.                                             107,850         2,220,632
 * Hexcel Corp.                                                        241,600         3,684,400
   HF Financial Corp.                                                   29,920           554,268
*# Hi-Shear Technology Corp.                                            45,350           249,879
 * Hi-Tech Pharmacal, Inc.                                              57,150           934,403
 * Hibbett Sporting Goods, Inc.                                        157,612         3,904,049
   Hickory Tech Corp.                                                   12,800           136,064
 * Hines Horticulture, Inc.                                            195,700           753,445
   Hingham Institution for Savings                                       5,350           228,713
   Hirsch International Corp. Class A                                    4,550             5,233
   HMN Financial, Inc.                                                  33,000         1,054,680
 * HMS Holdings Corp.                                                  167,500         1,175,850
 * Hoenig Group Escrow Shares                                           61,000            14,030
 * Hollis-Eden Pharmaceuticals, Inc.                                   121,392         1,230,915
   Holly Corp.                                                         199,700         5,625,549
*# Hollywood Entertainment Corp.                                        90,998         1,154,765
 * Hollywood Media Corp.                                               174,754           784,645
 * Hologic, Inc.                                                       191,700         4,790,583
   Home Federal Bancorp                                                 37,400           910,690
 * Home Products International, Inc.                                    64,400           143,612
 * HomeStore, Inc.                                                     165,441           430,147
   Hooper Holmes, Inc.                                                 395,600         2,076,900
   HopFed Bancorp, Inc.                                                  4,500            77,130
   Horace Mann Educators Corp.                                          23,400           444,600
   Horizon Financial Corp.                                              84,960         1,742,530
 * Horizon Health Corp.                                                 47,775         1,146,122
*# Horizon Offshore, Inc.                                              176,509            61,778
 * Hub Group, Inc. Class A                                              52,900         2,301,150
   Hudson River Bancorp, Inc.                                          157,804         3,195,531
 * Hudson Technologies, Inc.                                            32,100            25,680
 * Huffy Corp.                                                          96,300            19,501
 * Hurco Companies, Inc.                                                48,800           781,288
*# Hutchinson Technology, Inc.                                          60,698         1,989,073
 * Huttig Building Products, Inc.                                       18,200           157,066
 * Hypercom Corp.                                                      322,900         1,963,232
*# HyperFeed Technologies, Inc.                                         10,730            29,508
 * I-Flow Corp.                                                        132,940         2,729,258
 * I-many, Inc.                                                        175,900   $       237,465
*# I-Sector Corp.                                                       32,000           233,600
*# I-Trax, Inc.                                                        128,200           169,224
   IBERIABANK Corp.                                                     55,800         3,604,680
 * Ibis Technology Corp.                                                63,213           160,561
*# iCAD, Inc.                                                           37,500           180,000
 * ICO, Inc.                                                           165,818           502,429
 * ICT Group, Inc.                                                      91,700           784,035
*# ICU Medical, Inc.                                                   102,525         2,557,999
 * Identix, Inc.                                                       520,967         4,131,268
 * iGATE Capital Corp.                                                 346,700         1,386,800
 * IGI, Inc.                                                            16,400            19,024
 * Igo Escrow Share                                                     11,200                 0
 * II-VI, Inc.                                                         114,052         4,921,344
 * Illumina, Inc.                                                      234,128         1,779,373
 # ILX Resorts, Inc.                                                    15,900           184,758
 * Image Entertainment, Inc.                                           172,400         1,046,468
*# ImageWare Systems, Inc.                                               7,700            22,484
 * IMCO Recycling, Inc.                                                133,800         2,162,208
*# Immersion Corp.                                                     144,703           775,608
*# Immtech International, Inc.                                          68,600           961,086
 * Immucor, Inc.                                                       221,025         7,105,954
 * ImmunoGen, Inc.                                                     252,137         1,971,711
 * Immunomedics, Inc.                                                  340,614           957,125
 * IMPAC Medical Systems, Inc.                                          40,800           683,400
 * Impath, Inc.                                                         70,200           315,900
 * IMPCO Technologies, Inc.                                            117,200           778,208
*# Imperial Sugar Co.                                                   74,200                 0
 * Imperial Sugar Co.                                                   49,017           960,243
*# Implant Sciences Corp.                                               43,300           467,207
 * Impreso, Inc.                                                        31,500            80,609
 * Incyte Corp.                                                        399,072         4,098,469
   Independence Holding Co.                                             30,924           559,415
   Independent Bank Corp. MA                                           129,900         4,489,344
   Independent Bank Corp. MI                                           194,831         5,864,413
 * Indevus Pharmaceuticals, Inc.                                       289,343         1,999,360
 * Index Development Partners, Inc.                                      6,700             4,891
 * Indus International, Inc.                                           159,700           303,430
 * Industrial Distribution Group, Inc.                                  81,400           670,003
 * INEI Corp.                                                              800               424
   Infinity Property & Casualty Corp.                                  118,771         4,394,527
*# Infinity, Inc.                                                       57,352           364,701
*# Infocrossing, Inc.                                                  116,800         1,962,240
 * InFocus Corp.                                                       240,946         1,614,338
 * Informatica Corp.                                                   231,219         1,803,508
 * Information Architects Corp.                                         13,040             1,565
 * Inforte Corp.                                                        82,450           557,362
 * Infosonics Corp.                                                      9,400            31,396
 * infoUSA, Inc.                                                       340,398         3,747,782
   Ingles Market, Inc. Class A                                          71,683           916,826
 * InKine Pharmaceutical Co., Inc.                                       9,500            49,733
 * Innodata Isogen, Inc.                                               138,326           964,132
 * Innotrac Corp.                                                      156,400         1,321,580
 * Innovative Clinical Solutions, Ltd.                                   1,310                 7
 * Innovative Gaming Corp.                                                 400                 0
 * Innovative Solutions & Support, Inc.                                 23,900           731,579
 * Innovex, Inc.                                                       130,800           652,692
 * Input/Output, Inc.                                                  336,700         2,952,859
 * Insight Communications Co., Inc.                                    263,100         2,228,457
 * Insightful Corp.                                                     40,100           109,874
 * Insignia Systems, Inc.                                               58,650            72,140

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Insite Vision, Inc.                                                 179,500   $       118,470
 * Insituform Technologies, Inc. Class A                               166,460         3,885,176
*# Insmed, Inc.                                                        202,882           318,525
 * Inspire Pharmaceuticals, Inc.                                       263,104         4,712,193
 * Insurance Auto Auctions, Inc.                                       104,800         2,325,512
 * InsWeb Corp.                                                         12,966            32,026
   Integra Bank Corp.                                                  107,446         2,458,364
   Integral Systems, Inc.                                              118,700         2,372,813
 * Integral Vision, Inc.                                                21,100            30,595
 * IntegraMed America, Inc.                                             19,600           137,396
*# Integrated Biopharma, Inc.                                           66,500           472,815
 * Integrated Electrical Services, Inc.                                278,800           841,976
 * Integrated Information Systems, Inc.                                  3,320               432
 * Integrated Silicon Solution, Inc.                                   218,231         1,671,649
*# Intelli-Check, Inc.                                                  63,700           257,985
 * Intellidata Technologies Corp.                                      132,835            51,806
 * Intelligent Systems Corp.                                            38,100            87,630
 * Intelligroup, Inc.                                                  116,800           158,848
*# Intellisync Corp.                                                   318,714           573,685
   Inter Parfums, Inc.                                                 168,600         2,820,678
 * Interactive Intelligence, Inc.                                       90,006           391,526
   Interchange Financial Services Corp.                                 74,265         1,982,876
 * Interep National Radio Sales, Inc.                                    1,300             1,040
 * Interface, Inc. Class A                                             276,468         2,737,033
 * Interferon Scientific, Inc.                                          13,480               438
 * Interland, Inc.                                                     101,900           319,966
 * Interlink Electronics, Inc.                                          82,000           735,540
 * Intermagnetics General Corp.                                        229,372         6,759,593
   Intermet Corp.                                                      220,200            28,626
 * InterMune, Inc.                                                     204,289         2,535,226
   International Aluminum Corp.                                         18,500           608,650
 * International Microcomputer Software,
     Inc.                                                                4,200             4,326
 * International Shipholding Corp.                                      51,200           767,488
 * Internet Commerce Corp.                                              13,900            18,765
*# Interpharm Holdings, Inc.                                           119,800           365,390
 * Interphase Corp.                                                     62,700           438,900
   Interpool, Inc.                                                     112,600         2,404,010
 # Interstate Bakeries Corp.                                           238,400         1,376,760
 * Interstate Hotels & Resorts, Inc.                                   205,150           974,463
   Inter-Tel, Inc.                                                     146,894         4,160,038
 * Intervoice, Inc.                                                    224,338         2,916,394
 * Interwoven, Inc.                                                    244,829         2,374,841
 * Intest Corp.                                                         29,200           141,620
 * Intevac, Inc.                                                       108,100           762,105
 * IntraBiotics Pharmaceuticals, Inc.                                   50,457           185,177
 * Intrado, Inc.                                                       109,900         1,485,848
 * Intraware, Inc.                                                       4,500             5,220
*# Introgen Therapeutics, Inc.                                         165,087         1,152,307
 * Intrusion, Inc.                                                      20,825            30,009
 * Intuitive Surgical, Inc.                                                  1                36
 * Inverness Medical Innovations, Inc.                                   2,955            71,807
 * Investment Technology Group, Inc.                                   242,800         4,069,328
 * INVESTools, Inc.                                                     24,150            69,794
   Investors Title Co.                                                  19,800           694,089
 * Iomed, Inc.                                                          40,800            97,920
 * Iomega Corp.                                                        322,791         1,468,699
 * Ion Networks, Inc.                                                      800               207
*# Ionatron, Inc.                                                      133,700         1,283,520
*# Ionics, Inc.                                                        131,200         5,669,152
 * iPass, Inc.                                                         162,100         1,052,029
*# IPIX Corp.                                                            2,000   $        13,000
 * Iridex Corp.                                                         56,300           229,141
 * IRIS International, Inc.                                             99,750           822,040
 * Isis Pharmaceuticals, Inc.                                          350,798         1,655,767
*# Island Pacific, Inc.                                                 41,900            16,760
 * Isle of Capri Casinos, Inc.                                         195,300         4,790,709
*# Isolagen, Inc.                                                      211,400         1,604,526
 * Ista Pharmaceuticals, Inc.                                          111,000         1,111,110
 * ITLA Capital Corp.                                                   51,800         2,829,834
 * Itron, Inc.                                                         154,100         3,336,265
 * iVillage, Inc.                                                      216,505         1,027,316
 * Ixia                                                                345,984         4,878,374
 * IXYS Corp.                                                          204,568         1,900,437
 * J & J Snack Foods Corp.                                              83,200         3,905,408
 * J Net Enterprises, Inc.                                              75,975           201,334
 * J. Alexander's Corp.                                                104,700           738,135
 * J. Jill Group, Inc.                                                 168,450         2,909,132
*# j2 Global Communication, Inc.                                       125,100         4,359,735
 * Jaclyn, Inc.                                                         20,027           133,180
 * Jaco Electronics, Inc.                                               63,009           272,831
 * Jacuzzi Brands, Inc.                                                415,922         3,884,711
 * Jakks Pacific, Inc.                                                 157,156         2,926,245
 * JDA Software Group, Inc.                                            172,911         2,268,592
 * Jennifer Convertibles, Inc.                                          41,000           127,100
   JLG Industries, Inc.                                                235,800         4,102,920
 * JMAR Industries, Inc.                                               189,000           277,830
 * Jo-Ann Stores, Inc.                                                  73,200         2,014,464
 * Johnson Outdoors, Inc.                                               52,800         1,068,144
*# Jos. A. Bank Clothiers, Inc.                                        102,937         2,707,243
 * JPS Industries, Inc.                                                 24,500            91,753
 * Jupitermedia Corp.                                                  193,336         3,242,245
 * K-Tron International, Inc.                                           55,500         1,393,050
 * K2, Inc.                                                            304,263         5,135,959
 * Kadant, Inc.                                                         84,800         1,717,200
   Kaman Corp. Class A                                                 136,999         1,643,988
 * Katy Industries, Inc.                                                76,100           410,940
 * KBK Capital Corp.                                                     9,600             7,200
 * KCS Energy, Inc.                                                    302,000         4,327,660
 * Keith Companies, Inc.                                                18,300           312,015
   Keithley Instruments, Inc.                                           87,200         1,649,824
 * Kendle International, Inc.                                           98,600           817,394
 * Kennedy-Wilson, Inc.                                                 76,600           549,605
   Kenneth Cole Productions, Inc.
     Class A                                                            75,900         2,240,568
*# Kensey Nash Corp.                                                   122,700         3,835,602
 * Kent Financial Services, Inc.                                        50,712           138,393
*# Kera Vision, Inc.                                                    44,500                89
   Kewaunee Scientific Corp.                                            19,400           176,346
 * Key Technology, Inc.                                                 36,000           343,080
 * Key Tronic Corp.                                                     96,300           305,271
 * Keynote Systems, Inc.                                                64,500           821,085
 * Keystone Automotive Industries, Inc.                                141,700         3,320,031
 * Keystone Consolidated Industries,
     Inc.                                                               11,000               660
 * Kforce, Inc.                                                        232,206         2,781,828
*# KFX, Inc.                                                           426,400         6,421,584
   Kimball International, Inc. Class B                                  63,042           939,326
 * Kirkland's, Inc.                                                     59,700           573,120
   Knape & Vogt Manufacturing Co.                                       27,588           342,643
 * Koala Corp.                                                          83,500             7,933
 * Komag, Inc.                                                         171,440         2,871,620

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kopin Corp.                                                         437,110   $     1,774,667
 * Korn/Ferry International                                            200,800         3,740,904
 * Kosan Biosciences, Inc.                                             233,902         1,506,329
   Koss Corp.                                                           84,000         1,680,000
*# Krause's Furniture, Inc.                                             23,000                 2
 * Krispy Kreme Doughnuts, Inc.                                         20,800           209,456
   Kronos Worldwide, Inc.                                                   56             2,570
 * Kulicke & Soffa Industries, Inc.                                    317,805         2,377,181
 * KVH Industries, Inc.                                                 91,000           919,100
 * La Jolla Pharmceutical Co.                                          463,700           653,817
 * LaBarge, Inc.                                                       211,950         2,543,400
 * LabOne, Inc.                                                        106,123         3,199,608
 * Labor Ready, Inc.                                                   253,700         4,028,756
 * LaBranche & Co., Inc.                                               136,500         1,093,365
   Laclede Group, Inc.                                                 125,400         4,037,880
 * LaCrosse Footwear, Inc.                                              20,400           200,940
 * Ladish Co., Inc.                                                    115,500         1,273,965
   Lakeland Bancorp, Inc.                                               11,250           204,188
 * Lakeland Industries, Inc.                                            24,079           473,152
 * Lakes Entertainment, Inc.                                           148,800         2,075,760
   Lance, Inc.                                                         240,521         4,483,311
 * Lancer Corp.                                                         94,525         1,114,450
   Landauer, Inc.                                                       82,000         3,803,160
 * Landec Corp.                                                        143,900           903,692
   Landry's Restaurants, Inc.                                            3,400           100,470
 * Lannet Co., Inc.                                                    143,370         1,330,474
 * Lantronix, Inc.                                                      15,000            14,700
*# Large Scale Biology Corp.                                            24,560            26,525
*# LaserCard Corp.                                                     104,450         1,038,233
 * Laserscope                                                          131,594         4,279,437
 * Lattice Semiconductor Corp.                                          27,500           146,795
   Lawson Products, Inc.                                                 4,900           239,365
 * Lawson Software, Inc.                                                72,330           446,999
 * Layne Christensen Co.                                               159,000         3,084,600
 * Lazare Kaplan International, Inc.                                    67,400           667,260
   LCA-Vision, Inc.                                                     84,657         2,776,750
 * LCC International, Inc. Class A                                     122,800           625,052
 * Learning Care Group, Inc.                                            31,700            96,685
 * Learning Tree International, Inc.                                   106,395         1,396,966
 * LeCroy Corp.                                                         85,200         1,824,132
 * Lectec Corp.                                                         25,637            26,278
   Leesport Financial Corp.                                                525            11,981
 * Lesco, Inc.                                                          87,900         1,054,800
*# Level 8 Systems, Inc.                                                26,400             1,901
   Levitt Corp. Class A                                                115,900         2,979,789
*# Lexar Media, Inc.                                                   111,300           878,157
 * Lexicon Genetics, Inc.                                              558,005         3,922,775
   Libbey, Inc.                                                         86,600         1,816,002
 * Liberate Technologies, Inc.                                          47,200           106,436
   Liberty Homes, Inc. Class A                                             200             1,005
 * Lifecell Corp.                                                      178,228         1,842,878
 * Lifecore Biomedical, Inc.                                           116,800         1,192,528
 * Lifeline Systems, Inc.                                               74,000         2,001,700
   Lifetime Hoan Corp.                                                  89,052         1,210,217
 * Ligand Pharmaceuticals, Inc.
     Class B                                                             7,500            84,000
 * Lightbridge, Inc.                                                   154,680           725,449
 * Lightning Rod Software, Inc.                                          2,180             2,943
 * LightPath Technologies, Inc.                                          8,650            35,898
   Lindsay Manufacturer Co.                                             74,100         2,085,174
 * Lionbridge Technologies, Inc.                                        60,086           331,074
*# Lipid Sciences, Inc.                                                155,400   $       717,948
*# Liquidmetal Technologies, Inc.                                      106,651           228,766
   Lithia Motors, Inc. Class A                                          94,700         2,403,486
 * LMI Aerospace, Inc.                                                   3,700            27,343
 # LNB Bancorp, Inc.                                                     1,000            20,030
 * Lodgenet Entertainment Corp.                                        111,061         1,712,561
 * Lodgian, Inc.                                                           498             5,284
 * Logic Devices, Inc.                                                  45,800            61,372
 * LogicVision, Inc.                                                    94,450           195,512
 * Logility, Inc.                                                      135,600           560,028
 * LoJack Corp.                                                        152,600         1,605,352
   Lone Star Steakhouse & Saloon, Inc.                                 127,334         3,436,745
   Longview Fibre Co.                                                  265,600         4,616,128
 * LookSmart, Ltd.                                                     157,833           313,930
 * LOUD Technologies, Inc.                                             112,900           220,155
   Lowrance Electronics, Inc.                                           20,439           625,638
   LSB Bancshares, Inc.                                                 35,571           599,371
   LSB Corp.                                                            16,200           299,052
   LSI Industries, Inc.                                                260,130         2,585,692
 * LTX Corp.                                                           124,300           887,502
 * Luby's, Inc.                                                        151,550         1,082,067
   Lufkin Industries, Inc.                                              46,100         1,855,986
 * Luminex Corp.                                                       193,648         1,744,768
 * Lydall, Inc.                                                        141,300         1,579,734
 * Lynch Corp.                                                          29,500           413,000
 * Lynch Interactive Corp.                                              59,200         1,802,640
 * M&F Worldwide Corp.                                                 168,000         2,192,400
 * M-Wave, Inc.                                                          3,000             4,260
   M/I Homes, Inc.                                                     126,500         5,719,065
*# Mace Security International, Inc.                                    26,700           150,855
 * Mac-Gray Corp.                                                      116,200           888,930
 * Madden (Steven), Ltd.                                               123,500         2,329,210
 * Magic Lantern Group, Inc.                                            11,700             4,797
 * Magma Design Automation, Inc.                                       217,805         2,953,436
 * Magna Entertainment Corp.                                            15,800            94,800
 * Magnetek, Inc.                                                      208,000         1,374,880
 * MAI Systems Corp.                                                     2,807               449
   Main Street Banks, Inc.                                             119,515         3,786,235
 * Main Street Restaurant Group, Inc.                                   98,525           142,861
   Maine & Maritimes Corp.                                              29,300           747,150
 * MAIR Holdings, Inc.                                                 117,647         1,082,352
 * Major Automotive Companies, Inc.                                      3,350             2,680
 * Management Network Group, Inc.                                       59,799           118,402
 * Manatron, Inc.                                                          115               920
 * Manchester Technologies, Inc.                                        83,700           410,130
 * Manhattan Associates, Inc.                                            1,400            34,020
 # Mannatech, Inc.                                                       5,200           119,600
*# Manning (Greg) Auctions, Inc.                                        50,600           580,382
 * Manugistic Group, Inc.                                              430,100         1,182,775
 * MAPICS, Inc.                                                        220,279         2,141,112
 * Mapinfo Corp.                                                       123,750         1,478,813
   Marine Products Corp.                                                68,670         1,799,154
 * MarineMax, Inc.                                                      98,976         2,909,894
 * Marisa Christina, Inc.                                               69,100            85,684
   Maritrans, Inc.                                                      47,700           860,985
 * MarketWatch, Inc.                                                   155,274         2,816,670
   MarkWest Hydrocarbon, Inc.                                           73,931         1,298,228
 * Marlton Technologies, Inc.                                           52,900            37,030
   Marsh Supermarkets, Inc. Class A                                     17,700           210,453
   Marsh Supermarkets, Inc. Class B                                     29,800           381,142
 * Marten Transport, Ltd.                                              118,800         2,607,660

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Martha Stewart Living Omnimedia,
     Inc.                                                              104,100   $     2,458,842
   MASSBANK Corp.                                                       31,399         1,164,903
 * Mastec, Inc.                                                        297,800         2,498,542
 * Material Sciences Corp.                                             131,800         2,203,696
 * Matria Healthcare, Inc.                                              89,875         3,145,625
*# Matritech, Inc.                                                     257,800           257,800
 * Matrix Bancorp, Inc.                                                 29,500           354,000
 * Matrix Service Co.                                                  150,600         1,121,970
 * MatrixOne, Inc.                                                     317,600         2,099,336
 * Matrixx Initiatives, Inc.                                            91,900         1,258,111
 * Mattson Technology, Inc.                                            309,648         2,895,209
 * Maui Land & Pineapple Co., Inc.                                      35,500         1,157,300
 * Max & Erma's Restaurants, Inc.                                       20,844           277,746
 * Maxco, Inc.                                                          18,800            65,612
   Maxcor Financial Group, Inc.                                         42,621           387,851
*# Maxim Pharmaceuticals, Inc.                                         165,494           481,588
 * Maximus, Inc.                                                       132,300         4,144,959
 * Maxwell Technologies, Inc.                                          100,192         1,076,062
 * Maxxam, Inc.                                                         20,500           614,795
 * Maxygen, Inc.                                                       218,301         2,202,657
   Mayflower Co-Operative Bank
     Middleboro                                                            450             8,066
 * Mayor's Jewelers, Inc.                                              160,400           101,052
 * Mays (J.W.), Inc.                                                     2,700            38,543
   MBT Financial Corp.                                                  52,652         1,255,750
 * McDATA Corp.                                                         98,656           557,406
   MCG Capital Corp.                                                     2,900            49,300
   McGrath Rentcorp.                                                    76,200         3,220,212
 * McMoran Exploration Co.                                             147,300         2,311,137
   McRae Industries, Inc. Class A                                        9,100           127,400
*# MCSi, Inc.                                                            2,000                10
 * MDI, Inc.                                                           108,300            95,304
 * Meade Instruments Corp.                                             118,660           376,152
 * Meadow Valley Corp.                                                  22,900            61,029
 * Meadowbrook Insurance Group, Inc.                                   129,600           657,072
 * Measurement Specialties, Inc.                                        78,500         2,002,535
 * Medallion Finanacial Corp.                                            3,800            35,682
*# Medarex, Inc.                                                       185,361         2,020,435
 * MedCath Corp.                                                        61,011         1,325,159
*# Med-Design Corp.                                                     86,920           105,173
 * Media Services Group, Inc.                                              452             6,514
*# MediaBay, Inc.                                                       28,700            31,857
*# Medialink Worldwide, Inc.                                            49,800           155,326
 * Medical Action Industries, Inc.                                      89,200         1,764,376
 * Medical Staffing Network Holdings,
     Inc.                                                              187,400         1,613,514
 * Medicore, Inc.                                                       45,000           301,950
*# Medifast, Inc.                                                       68,500           235,640
 * MedQuist, Inc.                                                      133,500         1,618,688
 * MEDTOX Scientific, Inc.                                              32,372           250,883
 * Memry Corp.                                                          10,000            28,000
   Mercantile Bank Corp.                                                 2,625           107,100
   Merchants Bancshares, Inc.                                           47,100         1,398,870
   Merchants Group, Inc.                                                15,700           380,725
   Mercury Air Group, Inc.                                              33,508           132,357
 * Mercury Computer Systems, Inc.                                      129,982         4,094,433
*# Merge Technologies, Inc.                                             80,651         1,554,145
   Meridian Bioscience, Inc.                                           139,300         2,305,415
 * Meridian Resource Corp.                                             487,672         3,330,800
 * Merisel, Inc.                                                             5                24
 * Merit Medical Systems, Inc.                                         204,306   $     2,320,916
 * Merix Corp.                                                         116,400         1,266,432
 * Merrimac Industries, Inc.                                            14,265           131,238
 * Mesa Air Group, Inc.                                                331,800         2,329,236
   Mesa Laboratories, Inc.                                              27,800           326,650
 * Mestek, Inc.                                                        115,650         2,095,578
 * Meta Group, Inc.                                                    104,600           556,472
 * Metal Management, Inc.                                               65,900         1,731,852
 * Metals USA, Inc.                                                    123,378         2,313,338
 * MetaSolv, Inc.                                                      234,772           572,844
   Methode Electronics, Inc.                                            73,100           964,920
   Met-Pro Corp.                                                       146,886         1,938,895
 * Metris Companies, Inc.                                              355,894         4,121,253
 * Metro One Telecommunications, Inc.                                  120,500           202,440
   MetroCorp. Bancshares, Inc.                                          23,000           497,950
 * Metrologic Instruments, Inc.                                        133,633         2,730,122
   MFB Corp.                                                             8,500           240,550
 * MFRI, Inc.                                                           31,800           222,600
   MGE Energy, Inc.                                                    121,747         4,195,402
   MGP Ingredients, Inc.                                               151,200         1,412,208
 * Michael Anthony Jewelers, Inc.                                       64,100           131,726
 * Micro Component Technology, Inc.                                     68,432            44,481
 * Micro Linear Corp.                                                  109,300           503,873
 * Micro Therapeutics, Inc.                                            209,029           831,935
 * MicroFinancial, Inc.                                                 30,300           118,473
 * Micromuse, Inc.                                                      97,737           513,901
 * Microsemi Corp.                                                     106,570         1,896,946
 * MicroStrategy, Inc.                                                   2,263           146,077
 * Microtek Medical Holdings, Inc.                                     375,445         1,531,816
 * Microtune, Inc.                                                      88,200           527,436
*# Microvision, Inc.                                                   132,741         1,010,159
 * Midas, Inc.                                                          99,400         1,919,414
   Middleby Corp.                                                       97,100         5,575,482
   Middlesex Water Co.                                                  56,000         1,114,400
   Midland Co.                                                          88,200         2,804,760
   Mid-State Bancshares                                                142,065         4,239,220
*# Midway Games, Inc.                                                   14,900           161,516
 * Midwest Air Group, Inc.                                             119,800           359,400
   Midwest Banc Holdings, Inc.                                         110,706         2,555,094
 * Mikohn Gaming Corp.                                                 136,500         1,112,475
 * Milacron, Inc.                                                      429,434         1,284,008
*# Milestone Scientific, Inc.                                           27,100            46,070
*# Millennium Cell, Inc.                                               179,600           163,436
 * Miller Industries, Inc.                                              32,700           360,027
 * MIM Corp.                                                           132,800           859,216
 * Mindspeed Technologies, Inc.                                         95,800           239,500
 * MIPS Technologies, Inc.                                             256,892         2,247,805
 * Misonix, Inc.                                                        41,100           259,341
 * Mission Resources Corp.                                             251,782         1,563,566
 * Mitcham Industries, Inc.                                             90,200           676,500
 * Mitek Systems, Inc.                                                  22,300            10,704
 * Mity Enterprises, Inc.                                               40,550           606,223
 * Mobile Mini, Inc.                                                    91,800         2,780,622
 * Mobility Electronics, Inc.                                          174,250         1,691,968
 * Mobius Management Systems, Inc.                                     174,400         1,395,200
   Mocon, Inc.                                                          72,775           672,441
 * Mod-Pac Corp.                                                        18,340           221,914
 * Mod-Pac Corp. Class B                                                 6,877            83,212
 * Modtech Holdings, Inc.                                              106,312           867,506
 * Moldflow Corp.                                                       66,032           924,448
 * Molecular Devices Corp.                                             131,366         2,762,627

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Monaco Coach Corp.                                                  181,700   $     3,615,830
 * Monarch Casino & Resort, Inc.                                        72,500         2,531,700
 * Mondavi (Robert) Corp. Class A                                       53,326         3,002,254
 * Monolithic System Technology, Inc.                                  146,067           682,133
 * Monro Muffler Brake, Inc.                                            83,397         2,047,396
 * Monterey Pasta Co.                                                  135,300           432,960
 * Moore Handley, Inc.                                                   1,500             4,838
 * Morgan Group Holding Co.                                              3,300               285
 * Morgan's Foods, Inc.                                                    600               480
 * Moscow CableCom Corp.                                                15,000            95,250
 * Mossimo, Inc.                                                       149,150           538,432
 * Mothers Work, Inc.                                                   31,100           400,879
 * Motorcar Parts of America, Inc.                                      24,500           179,708
   Movado Group, Inc.                                                  185,800         3,418,720
   Movie Gallery, Inc.                                                 255,175         4,447,700
 * MRO Software, Inc.                                                  154,856         1,989,900
 * MRV Communications, Inc.                                            644,140         2,485,736
 * MSC.Software Corp.                                                  171,500         1,630,965
 * MTC Technologies, Inc.                                               58,200         1,789,068
*# MTI Technology Corp.                                                  3,300             6,402
 * MTM Technologies, Inc.                                               44,200           185,640
 * MTR Gaming Group, Inc.                                              176,109         1,771,657
   MTS Systems Corp.                                                   188,648         5,725,467
   Mueller (Paul) Co.                                                   26,300           782,162
 * Multi-Color Corp.                                                    30,600           498,780
*# Multimedia Games, Inc.                                              189,709         2,481,394
   MutualFirst Financial, Inc.                                           2,900            68,295
   Myers Industries, Inc.                                              202,247         2,291,459
 * Mykrolis Corp.                                                      258,500         3,169,210
 * Myriad Genetics, Inc.                                               189,955         3,654,734
 * Nabi Biopharmaceuticals                                              10,299           148,306
   NACCO Industries, Inc. Class A                                        6,500           711,685
*# Nanogen, Inc.                                                       206,667           927,935
 * Nanometrics, Inc.                                                    76,321         1,241,743
*# Nanophase Technologies Corp.                                        119,400           736,698
*# Napco Security Systems, Inc.                                        146,760         1,452,924
   Nara Bancorp, Inc.                                                  144,579         3,001,460
   Nash Finch Co.                                                       91,400         3,391,854
 * Nashua Corp.                                                         54,500           572,250
 * Nassda Corp.                                                        101,521           434,510
*# Nastech Pharmaceutical Co., Inc.                                     83,546         1,268,228
 * NATCO Group, Inc. Class A                                           163,600         1,387,328
 * Nathan's Famous, Inc.                                                52,600           439,210
   National Beverage Corp.                                             213,800         2,011,858
 * National Dentex Corp.                                                27,400           715,414
   National Home Health Care Corp.                                      24,566           282,263
 * National Medical Health Card
     Systems, Inc.                                                      32,221           689,207
 * National Patent Development Corp.                                   109,400           188,168
 * National Research Corp.                                              52,200           835,200
 * National RV Holdings, Inc.                                          102,650           998,785
   National Security Group, Inc.                                        12,600           278,019
 * National Technical Systems, Inc.                                     83,600           443,916
 * National Western Life Insurance Co.
     Class A                                                             2,600           421,694
 * Natrol, Inc.                                                         99,700           336,986
 * Natural Alternatives International,
     Inc.                                                               48,800           458,720
 * Nature Vision, Inc.                                                     500             3,245
   Nature's Sunshine Products, Inc.                                    153,100         2,562,894
 * Natus Medical, Inc.                                                 107,432           773,510
 # Nautilus Group, Inc.                                                193,950   $     4,226,171
 * Navarre Corp.                                                       165,600         2,820,168
 * Navidec, Inc.                                                         2,616            11,249
 * Navigant International, Inc.                                         96,400         1,058,472
 * Navigators Group, Inc.                                               69,017         1,949,730
   NBT Bancorp, Inc.                                                   101,441         2,575,587
 * NCI Building Systems, Inc.                                          117,700         4,366,670
   NDCHealth Corp.                                                     222,300         4,197,024
   Nelson (Thomas), Inc.                                               126,800         3,131,960
 * Neoforma, Inc.                                                      156,824         1,165,202
 * Neogen Corp.                                                         53,625         1,160,445
 * NeoMagic Corp.                                                      165,869           140,989
 * NEON Systems, Inc.                                                   14,800            54,464
 * Neopharm, Inc.                                                      144,464         1,683,006
 * NeoRx Corp.                                                             200               350
 * Neose Technologies, Inc.                                            153,147         1,070,498
 * Neoware Systems, Inc.                                                98,050           858,918
 * NES Rentals Holdings, Inc.                                              245             2,707
 * Net Perceptions, Inc.                                                13,400            12,194
 * Net2Phone, Inc.                                                     275,821           946,066
   NetBank, Inc.                                                       112,237         1,152,674
*# Netflix, Inc.                                                        21,400           243,532
 * Netguru, Inc.                                                        46,800            56,628
 * NetIQ Corp.                                                         175,424         2,152,452
 * NetManage, Inc.                                                      49,128           280,030
 * Netopia, Inc.                                                       129,756           395,756
 * NetRatings, Inc.                                                    198,200         3,964,000
 * Netscout System, Inc.                                               188,532         1,427,187
 * Network Engines, Inc.                                               193,812           451,582
 * Network Equipment Technologies, Inc.                                167,500         1,592,925
*# Network Plus Corp.                                                   10,000                 8
*# Neurobiological Technologies, Inc.                                   14,600            62,619
 * Neurogen Corp.                                                      285,332         2,496,655
   Nevada Chemicals, Inc.                                                  400             2,812
 * Nevada Gold & Casinos, Inc.                                          81,050           889,929
 * New Brunswick Scientific Co., Inc.                                   75,600           408,240
 * New Century Equity Holdings Corp.                                     2,500               825
   New Hampshire Thrift Bancshares,
     Inc.                                                                1,600            46,608
 * New Horizons Worldwide, Inc.                                         79,875           277,965
 * NewMarket Corp.                                                     103,800         1,991,922
   NewMil Bancorp, Inc.                                                 44,100         1,327,851
 * Newpark Resources, Inc.                                             520,300         2,976,116
 * Newport Corp.                                                       109,015         1,345,245
 * Newtek Business Services, Inc.                                      155,452           638,130
   Niagara Corp.                                                        75,500           600,225
 * NIC, Inc.                                                           427,248         1,963,205
 * Nitches, Inc.                                                        11,213            73,658
 * NMS Communications Corp.                                            288,728         1,844,394
 * NMT Medical, Inc.                                                    90,000           381,600
   NN, Inc.                                                            132,600         1,689,324
 * Nobel Learning Communities, Inc.                                     49,600           359,600
   Nobility Homes, Inc.                                                 43,800           946,080
   Noble International, Ltd.                                            56,932         1,122,187
 * Noel Group, Inc.                                                     43,600               283
 # Noland Co.                                                              700            30,226
 * Norstan, Inc.                                                        94,700           362,701
 * North America Galvanizing &
     Coatings, Inc.                                                     56,500           109,610
 * North American Scientific, Inc.                                      95,800           431,100
   North Central Bancshares, Inc.                                       17,500           679,438

                                                                        SHARES            VALUE+
                                                                        ------            ------
   North Pittsburgh Systems, Inc.                                       93,027   $     2,334,047
   Northeast Bancorp                                                    12,600           286,020
   Northeast Pennsylvania Financial
     Corp.                                                               3,250            55,218
   Northern Technologies International
     Corp.                                                              26,400           192,720
*# Northfield Laboratories, Inc.                                       132,700         2,481,490
 * Northland Cranberries, Inc.                                             400               324
   Northrim BanCorp, Inc.                                               34,939           796,616
 * Northwest Pipe Co.                                                   47,500           907,250
 * NovaMed, Inc.                                                       130,443           619,604
 * Novatel Wireless, Inc.                                               47,094           991,800
 * Novavax, Inc.                                                       236,867           810,085
 * Noven Pharmaceuticals, Inc.                                         145,089         2,652,227
 * Novoste Corp.                                                        88,200           119,070
 * NPS Pharmaceuticals, Inc.                                            10,300           184,473
 * NS Group, Inc.                                                      170,000         3,767,200
 * NTN Communications, Inc.                                            327,791           904,703
 * Nu Horizons Electronics Corp.                                       110,650           918,506
*# Nucentrix Broadband Networks, Inc.
     Escrow Shares                                                     114,500                 0
 * NuCo2, Inc.                                                          71,300         1,768,240
   NUI Corp.                                                           111,493         1,527,454
 * NumereX Corp. Class A                                               102,700           490,906
 * Nutraceutical International Corp.                                    72,410         1,160,732
*# Nutri/System, Inc.                                                   12,500            31,125
 * Nutrition 21, Inc.                                                    5,485             5,485
 * Nuvelo, Inc.                                                        181,512         1,769,742
   NWH, Inc.                                                            14,700           219,765
 * NYFIX, Inc.                                                         167,298         1,069,034
   NYMAGIC, Inc.                                                        71,100         1,744,083
 * O'Charleys, Inc.                                                    127,575         2,423,925
 * O.I. Corp.                                                           25,700           277,020
   Oak Hill Financial, Inc.                                             12,200           464,698
 * Obie Media Corp.                                                     35,000           239,750
*# OCA, Inc.                                                           310,600         1,776,632
   OceanFirst Financial Corp.                                           81,370         2,063,543
 * Ocwen Financial Corp.                                               388,903         3,628,465
 * Odd Job Stores, Inc.                                                 86,200           193,950
 * Odyssey Healthcare, Inc.                                             81,746         1,091,309
 * Odyssey Marine Exploration, Inc.                                     42,400           114,480
 * Offshore Logistics, Inc.                                            119,741         4,538,184
*# Oglebay Norton Co.                                                    6,000             1,737
   Ohio Art Co.                                                          3,600            22,230
   Oil-Dri Corp. of America                                             56,300           900,800
 * Old Dominion Freight Line, Inc.                                     162,900         5,106,915
 * Olympic Steel, Inc.                                                  73,100         1,973,700
 * Omega Protein Corp.                                                 175,600         1,476,796
*# OMNI Energy Services Corp.                                           69,330           203,137
 * Omnicell, Inc.                                                      154,308         1,658,811
 * Omnova Solutions, Inc.                                               55,700           318,047
 * Omtool, Ltd.                                                         30,770           254,160
 * On Assignment, Inc.                                                 144,275           753,116
 * On2 Technologies, Inc.                                               28,600            15,158
 * One Price Clothing Stores, Inc.                                      22,414                67
*# Oneida, Ltd.                                                        103,200           261,096
 * Online Resources Corp.                                              112,306           791,757
   Onyx Acceptance Corp.                                                62,500         1,741,875
 * ONYX Software Corp.                                                  90,284           297,034
 * Opent Technologies, Inc.                                            124,755         1,077,883
 * OpenTV Corp.                                                        159,125           639,683
 * Openwave Systems, Inc.                                                9,319   $       122,824
 * Opinion Research Corp.                                               27,500           173,663
 * Oplink Communications, Inc.                                         183,800           376,790
*# Opsware, Inc.                                                       280,986         1,924,754
 * OPTi, Inc.                                                          118,200           170,208
 * Optical Cable Corp.                                                  32,605           176,719
 * Optical Communication Products,
     Inc.                                                              166,385           362,719
 * Optical Sensors, Inc.                                                 1,133             3,682
   Option Care, Inc.                                                   132,564         2,282,752
 * OraSure Technologies, Inc.                                          276,099         1,976,869
 * Orbit International Corp.                                            11,666            96,594
 * Orbital Sciences Corp.                                              319,700         4,156,100
 * Orchid Biosciences, Inc.                                            138,734         1,485,841
 * Oregon Steel Mills, Inc.                                            212,000         3,811,760
 * Orleans Homebuilders, Inc.                                          107,800         1,984,598
 * Orphan Medical, Inc.                                                 84,635           861,584
 * Orthologic Corp.                                                    304,100         1,742,493
 * Oscient Pharmaceutical Corp.                                        376,030         1,225,858
   OshKosh B'Gosh, Inc. Class A                                         59,468         1,219,094
 * OSI Systems, Inc.                                                   104,100         2,261,052
 * Osteotech, Inc.                                                     151,125           822,120
   Otter Tail Corp.                                                     12,084           325,422
   Outlook Group Corp.                                                  36,600           260,958
 * Overland Storage, Inc.                                              107,900         1,602,315
 # Oxford Industries, Inc.                                             101,400         4,137,120
 * Oxigene, Inc.                                                       123,700           689,133
 * Oxis International, Inc.                                              8,600             4,902
 * OYO Geospace Corp.                                                   41,100           651,024
 * P & F Industries, Inc. Class A                                          600             8,850
 * P.A.M. Transportation Services, Inc.                                 60,952         1,237,326
 * Pacific Mercantile Bancorp                                            7,700           109,186
 * Pacific Premier Bancorp, Inc.                                        21,717           309,467
   Packaging Dynamics Corp.                                             32,980           471,944
 * Packeteer, Inc.                                                     204,555         2,659,215
 * Pac-West Telecomm, Inc.                                             193,400           237,882
 * Pain Therapeutics, Inc.                                             238,744         1,797,742
 * PainCare Holdings, Inc.                                             283,600           822,440
 * Palatin Technologies, Inc.                                            1,937             5,230
 * Paligent, Inc.                                                        3,063               613
 * Palm Harbor Homes, Inc.                                             133,648         2,086,245
 * PalmSource, Inc.                                                     94,017         1,489,229
 * Palomar Medical Technologies, Inc.                                   98,171         2,211,793
   Pamrapo Bancorp, Inc.                                                36,400           873,600
 * Panavision, Inc.                                                     13,000            81,250
 * Pantry, Inc.                                                        125,133         3,443,660
 * Papa John's International, Inc.                                     104,178         3,705,611
 * PAR Technology Corp.                                                 79,500           939,690
 * Paradyne Networks Corp.                                             388,950         1,509,126
 * Paragon Technologies, Inc.                                           39,425           377,297
 * Parallel Petroleum Corp.                                            157,600           877,832
 * Parexel International Corp.                                         161,124         3,323,988
   Park Bancorp, Inc.                                                      800            25,400
   Park Electrochemical Corp.                                          123,400         2,602,506
 * Parker Drilling Co.                                                 619,200         2,705,904
*# Parkervision, Inc.                                                   60,993           454,398
 * Park-Ohio Holdings Corp.                                            125,525         2,821,802
   Parkvale Financial Corp.                                             50,395         1,572,828
 * Parlex Corp.                                                         57,800           352,580
 * Parlux Fragrances, Inc.                                              90,500         1,622,665
   Partners Trust Financial Group, Inc.                                 88,538           990,740

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Party City Corp.                                                    110,796   $     1,417,081
 * Path 1 Network Technologies, Inc.                                    35,800           123,868
 * Pathmark Stores, Inc.                                               172,200           948,822
*# Patient Infosystems, Inc.                                               408             1,265
 * Patrick Industries, Inc.                                             44,000           485,760
 * Patriot Transportation Holding, Inc.                                 31,700         1,320,622
   PAULA Financial                                                      49,300            98,600
 * Paxson Communications Corp.                                         343,100           397,996
 * Payless Cashways, Inc.                                                2,136                 4
 * PC Connection, Inc.                                                 135,900           955,377
 * PC Mall, Inc.                                                        94,300         2,291,490
 * PC-Tel, Inc.                                                        148,300         1,196,781
 * PDF Solutions, Inc.                                                 157,420         2,025,995
 * PDI, Inc.                                                            91,094         2,119,757
 * PEC Solutions, Inc.                                                 170,118         2,413,974
 * Pediatric Services of America, Inc.                                  51,200           527,872
 * Peerless Manufacturing Co.                                           18,500           276,575
 * Peerless Systems Corp.                                              101,700           145,431
 * Peet's Coffee & Tea, Inc.                                            82,771         2,092,451
*# Pegasus Communications Corp.                                         56,640           430,464
 * Pegasus Solutions, Inc.                                             134,601         1,573,486
 * Pegasystems, Inc.                                                   213,846         1,552,522
 * Pemco Aviation Group, Inc.                                              250             6,640
 * Pemstar, Inc.                                                       146,200           223,832
   Penford Corp.                                                        54,800           920,640
   Penn Engineering & Manufacturing
     Corp. Class A                                                      67,200         1,083,936
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                  165,400         3,167,410
 * Penn Treaty American Corp.                                           68,200           122,760
   Penn Virginia Corp.                                                 116,800         5,076,128
   Penn-America Group, Inc.                                            102,900         1,523,949
   Pennfed Financial Services, Inc.                                    120,200         2,065,036
   Penns Woods Bancorp, Inc.                                               110             5,490
 * Penwest Pharmaceuticals Co.                                         128,900         1,604,805
   Peoples Bancorp, Inc.                                                   400             8,680
   Peoples Bancorp, Inc.                                                 2,310            72,372
 * Perceptron, Inc.                                                     76,350           524,525
 * Performance Technologies, Inc.                                      131,275           935,991
 * Pericom Semiconductor Corp.                                         158,841         1,394,624
 * Perini Corp.                                                        151,800         2,269,410
 * Perry Ellis International, Inc.                                      64,400         1,229,396
 * Per-Se Technologies, Inc.                                           186,372         2,570,070
 * Pervasive Software, Inc.                                            225,700           900,543
*# PetMed Express, Inc.                                                102,438           665,847
 * Petrocorp, Inc. Escrow Shares                                        37,100             2,226
 * Petroleum Development Corp.                                         139,678         5,743,559
   PFF Bancorp, Inc.                                                    90,600         4,095,120
 * Pfsweb, Inc.                                                              1                 3
 * Pharmacopia Drug Discovery, Inc.                                    103,050           595,629
 * Pharmacyclics, Inc.                                                 121,881         1,270,000
*# Pharmanetics, Inc.                                                   57,500            58,075
 * PharmChem, Inc.                                                      39,500               770
*# Pharmos Corp.                                                        88,000           352,000
   Phillips-Van Heusen Corp.                                           166,200         4,537,260
 * Phoenix Gold International, Inc.                                      3,600             3,276
 * Phoenix Technologies, Ltd.                                          151,735         1,230,571
*# PhotoMedex, Inc.                                                    197,508           444,393
 * Photon Dynamics, Inc.                                               104,000         2,293,200
 * Photronics, Inc.                                                    202,508         3,815,251
 * Physiometrix, Inc.                                                   31,500            29,610
 * Pico Holdings, Inc.                                                  83,771   $     1,726,520
   Pinnacle Bancshares, Inc.                                               700            10,640
 * Pinnacle Entertainment, Inc.                                        175,300         3,186,954
 * Pinnacle Financial Partners, Inc.                                     8,400           204,372
 * Pinnacle Systems, Inc.                                              420,353         2,194,243
 * Pioneer Drilling Co.                                                  3,700            35,705
 * Pixelworks, Inc.                                                    113,400         1,275,750
 * Pizza Inn, Inc.                                                      39,700           115,130
 * Planar Systems, Inc.                                                 93,400           995,644
 * PLATO Learning, Inc.                                                136,926           957,113
 * Play By Play Toys and Novelties, Inc.                                 1,000                 2
 * Playboy Enterprises, Inc. Class B                                   176,880         2,140,248
 * Playtex Products, Inc.                                              379,500         2,846,250
 * Plexus Corp.                                                        144,819         1,991,261
 * Plug Power, Inc.                                                    447,664         2,645,694
 * PLX Technology, Inc.                                                161,900         1,458,719
*# Plymouth Rubber Co., Inc. Class A                                       900             1,080
 * PMA Capital Corp. Class A                                           167,928         1,670,884
   Pocahontas Bancorp, Inc.                                             51,900           812,235
 * Point Therapeutics, Inc.                                              5,640            27,580
 * Point.360                                                            84,700           208,362
 * PolyOne Corp.                                                        24,200           223,366
 * Pomeroy IT Solutions, Inc.                                          105,149         1,436,335
   Pope & Talbot, Inc.                                                 100,600         1,690,080
 * Porta Systems Corp.                                                   1,490               253
 * Portal Software, Inc.                                               259,783           896,251
 * Portfolio Recovery Associates, Inc.                                  53,879         2,020,463
 * Possis Medical, Inc.                                                159,600         1,841,784
 * Powell Industries, Inc.                                              57,718           933,300
 * Power Intergrations, Inc.                                            55,300         1,091,069
   PowerCerv Corp.                                                      12,633             3,790
 * Power-One, Inc.                                                      31,564           290,073
 * Powerwave Technologies, Inc.                                        348,761         2,820,779
 * Pozen, Inc.                                                         173,597         1,204,763
 * PPT Vision, Inc.                                                     47,000            41,360
 * PRAECIS Pharmaceuticals, Inc.                                       277,047           584,569
   Preformed Line Products Co.                                           4,700           132,775
 * Premier Financial Bancorp                                             6,600            72,930
*# Premier Laser Systems, Inc.
     Class A                                                            16,400                 8
*# Pre-Paid Legal Services, Inc.                                        96,200         3,294,850
   Presidential Life Corp.                                             180,020         3,008,134
 * Presstek, Inc.                                                      215,138         2,297,674
 * Pressure BioSciences, Inc.                                           39,300           119,865
 * PRG-Schultz International, Inc.                                     382,701         2,066,585
*# Pricesmart, Inc.                                                     19,200           152,640
 * PRIMEDIA, Inc.                                                      103,000           329,600
 * Primus Telecommunications Group,
     Inc.                                                               54,635           165,544
 * Princeton Review, Inc.                                               50,400           299,376
 * Printronix, Inc.                                                     67,150         1,130,806
 * Private Business, Inc.                                                8,305            17,773
 * Procom Technology, Inc.                                              19,200            25,344
 * Progenics Pharmaceuticals, Inc.                                     105,201         1,572,755
   Programmers Paradise, Inc.                                           48,200           547,070
 * Progress Software Corp.                                              28,500           646,950
   Prosperity Bancshares, Inc.                                         137,750         3,906,590
 * Protection One, Inc.                                                 33,900             8,814
   Providence & Worcester
     Railroad Co.                                                       11,000           135,300
   Provident Bancorp, Inc.                                             113,954         1,511,030

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Provident Financial Holdings, Inc.                                   72,400   $     2,114,080
 * Proxim Corp.                                                         20,861            85,739
 * ProxyMed, Inc.                                                       26,939           188,573
 * PSS World Medical, Inc.                                             330,768         4,139,231
   Psychemedics Corp.                                                   49,039           625,247
 * Psychiatric Solutions, Inc.                                          90,841         2,956,875
 * PTEK Holdings, Inc.                                                 334,825         3,525,707
   Pulaski Financial Corp.                                              30,400           600,400
 * Pure World, Inc.                                                     66,630           113,271
 * PW Eagle, Inc.                                                       21,900            86,483
   Pyramid Breweries, Inc.                                              36,800            79,120
   QAD, Inc.                                                           211,705         1,744,449
 * QEP Co., Inc.                                                        15,000           236,400
 * QLT, Inc.                                                            83,205         1,335,440
 * QuadraMed Corp.                                                     185,337           333,607
   Quaker Chemical Corp.                                                71,700         1,735,140
   Quaker Fabric Corp.                                                 147,950           850,713
 * Quality Dining, Inc.                                                 98,900           310,546
 * Quality Systems, Inc.                                                49,600         3,045,936
 * Quantum Corp.                                                       163,900           468,754
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                   190,273         1,181,595
 * Questcor Pharmaceuticals, Inc.                                      126,400            69,520
 * QuickLogic Corp.                                                    182,000           444,080
 * Quidel Corp.                                                        256,200         1,652,490
 * Quigley Corp.                                                        64,395           520,312
 * Quinton Cardiology Systems, Inc.                                     86,260           884,165
 * Quipp, Inc.                                                          14,300           192,192
   Quixote Corp.                                                        68,200         1,429,472
*# Quokka Sports, Inc.                                                     480                 4
 * Quovadx, Inc.                                                       202,907           387,552
 * R&B, Inc.                                                            69,300         1,732,500
 * Radiant Systems, Inc.                                               251,931         1,572,049
 * Radiologix, Inc.                                                    176,100           660,375
 * RadiSys Corp.                                                       117,037         1,649,051
 * Radyne ComStream, Inc.                                               71,000           516,951
 * RailAmerica, Inc.                                                   227,866         2,916,685
 * Raindance Communictions, Inc.                                        85,300           197,043
 * Ramtron International Corp.                                         185,100           681,168
   Raven Industries, Inc.                                              356,440         7,652,767
   Raytech Corp.                                                        51,695            95,636
 * RC2 Corp.                                                           126,100         3,945,669
 * RCM Technologies, Inc.                                               91,800           468,180
*# RCN Corp.                                                             4,300               318
 * Reading International, Inc. Class A                                 142,163         1,195,591
 * Reading International, Inc. Class B                                  10,140            83,655
 * Redback Networks, Inc.                                               45,300           217,440
*# Redhook Ale Brewery, Inc.                                            62,900           220,150
   Redwood Empire Bancorp                                               60,750         1,736,843
 * Refac                                                                 8,519            36,547
   Regal-Beloit Corp.                                                  147,030         4,147,716
 * Regeneration Technologies, Inc.                                     164,984         1,534,351
 * Regeneron Pharmaceuticals, Inc.                                     253,057         2,333,186
 * Regent Communications, Inc.                                         551,100         3,146,781
 * Register.com, Inc.                                                   99,500           579,090
 * RehabCare Group, Inc.                                               100,800         2,653,056
 * Reliability, Inc.                                                   113,000            89,270
 # Reliv International, Inc.                                           101,576           829,876
 * Relm Wireless Corp.                                                  47,941            98,279
 * Remec, Inc.                                                         368,285         2,220,759
 * RemedyTemp, Inc.                                                     72,900           803,358
 * Remington Oil & Gas Corp.                                           198,160   $     5,736,732
 * Remote Dynamics, Inc.                                                 2,702             2,297
   Renaissance Learning, Inc.                                           43,280           833,573
 * Rentrak Corp.                                                       104,800         1,027,040
 * Rent-Way, Inc.                                                      168,400         1,428,032
 * Repligen Corp.                                                      250,400           605,968
 * Reptron Electronics, Inc.                                             2,178            16,008
   Republic Bancorp, Inc. Class A                                       37,380         1,037,295
 * Republic First Bancorp, Inc.                                         50,014           765,214
 * Res-Care, Inc.                                                      107,702         1,615,530
   Resource America, Inc.                                              168,780         4,967,195
 * Restoration Hardware, Inc.                                          266,000         1,353,940
 * Retail Ventures, Inc.                                               207,656         1,522,118
 * Retek, Inc.                                                         346,000         2,110,600
 * Revlon, Inc.                                                        130,704           275,785
 * Rewards Network, Inc.                                               155,050           976,815
 * Rex Stores Corp.                                                    141,475         2,489,960
 * Rexhall Industries, Inc.                                             36,400            15,652
 * RF Monolithics, Inc.                                                 83,500           786,570
   RGC Resources, Inc.                                                   4,698           113,692
   Richardson Electronics, Ltd.                                         99,200         1,106,080
 * Rigel Pharmaceuticals, Inc.                                           8,711           217,949
   Riggs National Corp.                                                156,509         3,148,961
 * Rimage Corp.                                                         92,225         1,402,742
*# Rita Medical Systems, Inc.                                          185,121           568,321
 * Riverside Group, Inc.                                                   700                 6
 * Riverstone Networks, Inc.                                             1,900             2,043
   Riverview Bancorp, Inc.                                              34,400           741,010
 * Riviera Holdings Corp.                                               22,100           596,700
 * Riviera Tool Co.                                                      7,000            17,150
 * Roadhouse Grill, Inc.                                                38,370             5,756
   Roanoke Electric Steel Corp.                                         87,400         1,572,326
   Robbins & Myers, Inc.                                                90,000         2,172,600
*# Robotic Vision Systems, Inc.                                          6,201             2,852
 * Rochester Medical Corp.                                              48,400           435,600
   Rock of Ages Corp.                                                   32,900           243,822
 * Rockford Corp.                                                       57,300           125,487
   Rock-Tenn Co. Class A                                               220,200         3,554,028
 # Rocky Mountain Chocolate Factory,
     Inc.                                                               54,390           782,128
 * Rocky Shoes & Boots, Inc.                                            34,200           711,360
 * Rofin-Sinar Technologies, Inc.                                      104,400         4,071,600
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                       15,764           457,156
   Royal Gold, Inc.                                                    163,200         2,891,904
 * Royale Energy, Inc.                                                  40,402           309,883
   RPC, Inc.                                                            76,300         2,079,175
 * RTI International Metals, Inc.                                      131,600         2,835,980
 * RTW, Inc.                                                            43,450           396,699
 * Rubio's Restaurants, Inc.                                            68,500           909,680
 * Rudolph Technologies, Inc.                                          103,773         1,660,368
 * Rural Cellular Corp. Class A                                          4,100            20,008
 * Rural/Metro Corp.                                                   110,300           380,535
 * Rush Enterprises, Inc. Class A                                       54,500           827,310
 * Rush Enterprises, Inc. Class B                                       54,500           878,540
   Russ Berrie & Co., Inc.                                             128,600         2,924,364
   Russell Corp.                                                       202,400         3,712,016
 * Ryan's Restaurant Group, Inc.                                       207,942         3,175,274
   Ryerson Tull, Inc.                                                  154,600         2,501,428
 * S&K Famous Brands, Inc.                                              24,600           394,092
 * S1 Corp.                                                            405,456         3,799,123

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Saba Software, Inc.                                                  72,699   $       307,517
 * Safeguard Scientifics, Inc.                                         585,700         1,177,257
 * SafeNet, Inc.                                                       116,574         4,157,029
 * Safety Components International, Inc.                                 1,180            16,520
 * Saga Communications, Inc. Class A                                   114,341         1,942,654
 * Salem Communications Corp.                                           96,962         2,381,387
*# Salton, Inc.                                                         70,200           428,922
 * San Filippo (John B.) & Son, Inc.                                    57,900         1,285,380
   Sanders Morris Harris Group, Inc.                                   107,611         1,641,068
   Sanderson Farms, Inc.                                               141,709         5,278,660
   Sandy Spring Bancorp, Inc.                                           89,028         3,233,497
 * Sangamo BioSciences, Inc.                                           154,232           720,263
 * SatCon Technology Corp.                                             151,700           307,951
   Saucony, Inc. Class A                                                55,300         1,365,910
   Saucony, Inc. Class B                                                57,600         1,419,264
 * Savient Pharmaceuticals, Inc.                                       254,600           560,120
 * SBA Communications Corp.                                            305,281         2,930,698
 * SBE, Inc.                                                            34,600           114,526
 * SBS Technologies, Inc.                                               95,100         1,242,006
 * ScanSoft, Inc.                                                      836,552         3,053,415
 * ScanSource, Inc.                                                     33,800         2,186,860
   Schawk, Inc.                                                        168,300         2,857,734
 * Scheid Vineyards, Inc.                                               14,500            82,795
*# Schick Technologies, Inc.                                            47,200           604,160
 * Schieb (Earl), Inc.                                                  71,500           210,925
 * Schlotzsky's, Inc.                                                   65,100             2,441
 * Schmitt Industries, Inc.                                             17,800           136,170
   Schnitzer Steel Industries, Inc.
     Class A                                                            39,811         1,502,069
 * Schuff International, Inc.                                           53,200           146,832
   Schulman (A.), Inc.                                                 184,222         3,951,562
   Schweitzer-Maudoit International, Inc.                               90,900         3,141,504
 * Sciclone Pharmaceuticals, Inc.                                      276,666         1,128,797
 * Scientific Learning Corp.                                             1,900            10,260
 * Scientific Technologies, Inc.                                        38,400           195,456
 * SCM Microsystems, Inc.                                               84,724           288,909
 * Scope Industries                                                     16,650         1,162,170
   SCPIE Holdings, Inc.                                                 19,000           189,810
 * SCS Transportation, Inc.                                             92,055         1,946,963
 * Seabulk International, Inc.                                         182,900         2,180,168
 * Seachange International, Inc.                                       170,903         2,919,023
   Seacoast Banking Corp. of Florida                                    95,749         2,108,393
 * Seattle Genetics, Inc.                                              258,503         1,765,575
 * Secom General Corp.                                                   1,000             1,230
 * Secure Computing Corp.                                              192,161         2,002,318
 * SED International Holdings, Inc.                                      6,350             5,874
 * SeeBeyond Technology Corp.                                          514,084         1,624,505
 * SEEC, Inc.                                                            1,200               270
 * Segue Software, Inc.                                                102,300           498,201
 * Selas Corp. of America                                               46,700            97,136
 * Select Comfort Corp.                                                123,239         2,401,928
 * Selectica, Inc.                                                     261,300         1,006,005
   SEMCO Energy, Inc.                                                  175,520           849,517
 * Semitool, Inc.                                                      177,600         1,591,296
 * SEMX Corp.                                                              700                88
 * Seneca Foods Corp. Class A                                              200             3,725
 * Seneca Foods Corp. Class B                                            6,800           126,786
 * Senesco Technologies, Inc.                                            6,400            20,800
 * Sequenom, Inc.                                                      156,280           139,089
 * SeraCare Life Sciences, Inc.                                         21,120           240,789
 * Serologicals Corp.                                                  154,395         3,603,579
 * ServiceWare Technologies, Inc.                                       25,300   $        11,891
 * Servotronics, Inc.                                                   24,804           105,417
 * SFBC International, Inc.                                             95,849         3,721,817
 * Shared Technologies Cellular, Inc.                                   24,600                49
 * Sharper Image Corp.                                                  95,800         1,835,528
 * Shiloh Industries, Inc.                                             121,400         1,575,772
 * Shoe Carnival, Inc.                                                 123,800         1,614,352
 * Shoe Pavilion, Inc.                                                   5,700            15,504
 * Sholodge, Inc.                                                       52,300           239,011
 * ShopKo Stores, Inc.                                                 255,600         4,570,128
 * Siebert Financial Corp.                                              42,300           131,088
   Sierra Bancorp                                                        3,900            81,900
 * SIFCO Industries, Inc.                                               45,775           192,255
*# Sigma Designs, Inc.                                                 173,500         1,566,705
 * Sigmatron International, Inc.                                        18,200           247,338
*# Silicon Graphics, Inc.                                              162,400           261,464
 * Silicon Storage Technology, Inc.                                     59,800           416,208
 * Simclar, Inc.                                                        23,400           102,960
   Simmons First National Corp.
     Class A                                                            87,599         2,540,371
 * SimpleTech, Inc.                                                    297,366         1,477,909
   Sinclair Broadcast Group, Inc.
     Class A                                                            75,544           544,672
 * Sipex Corp.                                                         211,009         1,160,550
 * Sirenza Microdevices, Inc.                                          215,038         1,092,393
*# Sirna Therapeutics, Inc.                                            231,390           714,995
 * Sitel Corp.                                                         327,100           726,162
 * Six Flags, Inc.                                                     561,400         2,728,404
 * Skechers U.S.A., Inc. Class A                                       130,900         1,519,749
   Skyline Corp.                                                        34,800         1,438,980
 * SL Industries, Inc.                                                  91,885         1,278,120
 * SM&A                                                                125,570         1,013,350
 * Smart & Final Food, Inc.                                            187,000         2,707,760
 * SmartDisk Corp.                                                         700               203
 * Smith & Wollensky Restaurant
     Group, Inc.                                                        52,300           242,672
 * Smith Micro Software, Inc.                                          121,400           851,014
 * Smithway Motor Xpress Corp.
     Class A                                                            35,000           253,750
 * Sola International, Inc.                                            196,400         4,242,240
 * Solitario Resources Corp.                                             2,937             5,169
 * Somera Communications, Inc.                                          83,100            92,241
 * Sonesta International Hotels Corp.
     Class A                                                               400             2,396
*# Sonic Foundry, Inc.                                                  95,300           169,634
 * Sonic Innovations, Inc.                                             121,385           494,037
 * Sonic Solutions, Inc.                                               144,650         2,791,745
 * SonicWALL, Inc.                                                     381,876         2,348,537
 * SonoSite, Inc.                                                       91,870         2,742,320
*# Sonus Pharmaceuticals, Inc.                                         129,700           396,882
   Sound Federal Bancorp, Inc.                                          74,621         1,134,314
 * Source Interlink Companies, Inc.                                    144,800         1,889,640
*# Source Media, Inc.                                                  154,600             1,237
 * SOURCECORP, Inc.                                                     94,676         1,574,462
   South Jersey Industries, Inc.                                        71,782         3,690,313
 * Southern Energy Homes, Inc.                                         120,525           556,826
   Southside Banchares, Inc.                                               111             2,786
 * Southwall Technologies, Inc.                                         79,100            88,592
   Southwest Bancorp, Inc.                                              70,200         1,884,870
   Southwest Water Co.                                                 109,337         1,488,077
 * Spacehab, Inc.                                                       94,200           216,660

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Span-American Medical System, Inc.                                   36,600   $       420,900
 * Spanish Broadcasting System, Inc.                                   218,122         2,331,724
 * SPAR Group, Inc.                                                      1,000             1,519
   Spartan Motors, Inc.                                                 92,900         1,103,745
 * Spartan Stores, Inc.                                                 88,759           461,547
 * Sparton Corp.                                                        84,328           819,674
 * Specialty Laboratories, Inc.                                        139,000         1,526,220
   SpectraLink Corp.                                                   163,500         2,395,275
 * Spectranetics Corp.                                                 226,102         1,098,856
 * Spectrum Control, Inc.                                              118,900           886,994
 * Spectrum Pharmaceuticals, Inc.                                        2,700            15,201
 * SpectRx, Inc.                                                        58,600            43,950
 * Spescom Software, Inc.                                               10,973             4,060
 * Spherion Corp.                                                      371,493         2,927,365
*# Spherix, Inc.                                                       103,300           302,669
 * Spire Corp.                                                         102,842           452,505
 * Sport Chalet, Inc.                                                   56,500           734,557
 * Sport Supply Group, Inc.                                             63,100           129,355
 * Sport-Haley, Inc.                                                    32,100           147,821
 * SportsLine.com, Inc.                                                 43,500            75,255
 * Sportsman's Guide, Inc.                                              42,900         1,041,612
 * SPSS, Inc.                                                           90,385         1,445,256
*# SR Telecom, Inc.                                                        162               491
 * SRI/Surgical Express, Inc.                                           34,000           177,480
 * SRS Labs, Inc.                                                      120,600           783,900
   SS&C Technologies, Inc.                                             141,896         3,177,051
 * Staar Surgical Co.                                                  134,775           799,216
 * Stage Stores, Inc.                                                   78,827         3,231,119
 * Stamps.com, Inc.                                                    140,098         2,167,316
*# Standard Automotive Corp.                                            22,100                 2
   Standard Commercial Corp.                                           104,808         1,972,487
 * Standard Management Corp.                                            69,015           248,454
 * Standard Microsystems Corp.                                         118,800         2,920,104
   Standard Motor Products, Inc.                                       121,600         1,895,744
   Standard Register Co.                                               147,600         1,942,416
   Standex International Corp.                                          76,200         2,122,170
   Stanley Furniture, Inc.                                              70,800         3,256,800
   Star Buffet, Inc.                                                    16,400            97,088
*# Star Scientific, Inc.                                               229,656         1,513,433
 * Star Struck, Ltd.                                                       500               500
 * Starbiz Restrictive Shares                                                2                 0
 * Starcraft Corp.                                                      18,191           261,041
   Starrett (L.S.) Co. Class A                                          35,900           713,692
   StarTek, Inc.                                                        89,700         2,579,772
   State Financial Services Corp.
     Class A                                                            77,532         2,287,194
*# STATS ChipPAC, Ltd.                                                 218,579         1,226,447
 * Steak n Shake Co.                                                   170,400         3,172,848
   Steel Technologies, Inc.                                             86,700         2,538,576
 * SteelCloud, Inc.                                                     75,500           150,245
 * Stein Mart, Inc.                                                    202,668         3,370,369
 * Steinway Musical Instruments, Inc.                                   79,000         2,233,330
 * Stellent, Inc.                                                      162,207         1,273,325
*# StemCells, Inc.                                                      17,500            53,375
   Stepan Co.                                                           35,200           896,544
   Stephan Co.                                                          33,500           136,010
   Sterling Bancorp                                                    249,309         8,020,271
   Sterling Bancshares, Inc.                                           278,461         4,059,961
 * Sterling Construction Co., Inc.                                       6,400            30,720
   Sterling Financial Corp.                                              2,031            59,488
   Stewart & Stevenson Services, Inc.                                  178,311         3,566,220
 * Stewart Enterprises, Inc.                                           171,663   $     1,273,739
   Stewart Information Services Corp.                                   80,100         3,496,365
 * Stifel Financial Corp.                                               57,694         1,387,541
 * Stonepath Group, Inc.                                               214,900           165,473
 * Stoneridge, Inc.                                                    170,700         2,596,347
 * StorageNetworks, Inc. Escrow
     Shares                                                             56,400             1,528
 * Stratagene Corp.                                                     51,244           351,483
 * Stratasys, Inc.                                                      64,313         2,077,310
 * Strategic Diagnostics, Inc.                                         161,000           407,330
 * Strategic Distribution, Inc.                                         27,770           315,190
 * Stratex Networks, Inc.                                              463,475           954,759
 * Stratos International, Inc.                                          57,277           232,545
 * Strattec Security Corp.                                              40,900         2,576,700
 * Stratus Properties, Inc.                                             53,750           797,650
   Stride Rite Corp.                                                   237,800         2,618,178
   Sturm Ruger & Co., Inc.                                             166,800         1,514,544
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                     127,500                 0
   Suffolk BanCorp                                                      68,400         2,269,512
   Summa Industries, Inc.                                               31,800           288,744
   Summit Bancshares, Inc.                                              32,900         1,120,245
   Summit Bank Corp.                                                     8,400           143,472
 * SumTotal Systems, Inc.                                               36,783           201,939
 * Sun Bancorp, Inc.                                                   157,954         3,925,157
 * Sun Healthcare Group, Inc.                                           33,400           250,500
   Sun Hydraulics, Inc.                                                 12,600           180,054
 * Sunair Electronics, Inc.                                             33,700           214,669
 * Suncoast Naturals, Inc.                                               2,699               513
 * Sundance Homes, Inc.                                                 21,500                75
 * SunLink Health Systems, Inc.                                         33,465           175,691
   Sunrise Telecom, Inc.                                               255,000           675,750
 * Suntron Corp.                                                        36,507           120,473
 * Superconductor Technologies, Inc.                                   220,770           185,447
*# SuperGen, Inc.                                                      280,578         2,025,773
 * Superior Consultant Holdings Corp.                                   92,000           603,520
   Superior Uniform Group, Inc.                                         86,600         1,205,472
 * Supertex, Inc.                                                       94,300         2,051,025
 * SupportSoft, Inc.                                                   263,552         1,338,844
   Supreme Industries, Inc.                                             92,283           564,772
   SureWest Communications                                              84,701         2,411,437
*# SurModics, Inc.                                                     108,638         3,270,004
 * Swift Energy Corp.                                                  149,700         4,541,898
 * Swisher International, Inc.                                           8,500            18,700
   SWS Group, Inc.                                                      70,349         1,485,067
 * Sykes Enterprises, Inc.                                             241,449         1,629,781
 * Symmetricom, Inc.                                                   378,352         4,086,202
 * Syms Corp.                                                          143,200         1,774,248
 * Synalloy Corp.                                                       87,058           848,816
*# Synaptics, Inc.                                                     128,907         4,950,029
 * Synovis Life Technologies, Inc.                                      88,200         1,045,170
 * Synplicity, Inc.                                                    113,420           637,420
   Syntel, Inc.                                                         11,058           216,516
 * Synthetech, Inc.                                                    129,700           134,888
 * Syntroleum Corp.                                                    341,598         2,367,274
   Sypris Solutions, Inc.                                              122,835         1,998,525
 * Systemax, Inc.                                                      133,200           919,080
 * T-3 Energy Services, Inc.                                             9,270            62,016
*# Tag-It Pacific, Inc.                                                 74,700           336,150
 * Taitron Components, Inc.                                             15,500            38,595
 * TALK America Holdings, Inc.                                         160,756         1,015,978

                                                                        SHARES            VALUE+
                                                                        ------            ------
   TALX Corp.                                                           84,019   $     2,470,159
   Tandy Brand Accessories, Inc.                                        56,777           811,287
 * Tanox, Inc.                                                          42,211           584,622
*# Tarantella, Inc.                                                     18,840            24,304
 * Tarrant Apparel Group                                               120,100           223,386
   Tasty Baking Co.                                                     80,500           673,785
   TB Wood's Corp.                                                      26,200           142,004
 * TBC Corp.                                                           180,300         4,808,601
 * Team, Inc.                                                           55,200           937,296
 * TeamStaff, Inc.                                                      16,600            33,034
   Tech/Ops Sevcon, Inc.                                                60,800           363,584
   Teche Holding Co.                                                     2,700           110,363
 * Technical Communications Corp.                                        7,300            48,545
   Technology Research Corp.                                            44,600           312,200
 * Technology Solutions Corp.                                           61,700            57,998
 * TechTeam Global, Inc.                                                81,200           763,280
 * Tegal Corp.                                                          41,000            53,710
*# TeleCommunication Systems, Inc.                                     152,050           462,232
 * Teleglobe International Holdings, Ltd.                               14,650            50,250
 * TeleTech Holdings, Inc.                                             311,314         3,041,538
 * Telkonet, Inc.                                                        5,900            26,727
 * Telular Corp.                                                       106,075           675,698
 * TenFold Corp.                                                         1,700             1,751
   Tennant Co.                                                          54,900         2,196,000
 * Tenneco Automotive, Inc.                                            260,400         4,036,200
 * Terayon Communication Systems,
     Inc.                                                              361,401           719,188
*# Terra Industries, Inc.                                              475,400         3,898,280
 * Tessco Technologies, Inc.                                            53,500           711,550
 * TETRA Technologies, Inc.                                            193,200         5,873,280
   Texas United Bancshares, Inc.                                           481             9,019
   TF Financial Corp.                                                   13,900           450,152
 * Thackeray Corp.                                                      69,700            66,215
 * The Banc Corp.                                                       59,108           464,589
 * The Dress Barn, Inc.                                                183,867         3,156,996
 * The Geo Group, Inc.                                                  92,800         2,139,040
 * The Hallwood Group, Inc.                                              2,653           253,468
 * The Lamson & Sessions Co.                                           144,400         1,306,820
   The Marcus Corp.                                                    117,300         2,680,305
 * The Rowe Companies                                                  120,268           607,353
 * The Sports Authority, Inc.                                          147,900         4,216,629
 * The Sports Club Co., Inc.                                           142,200           240,318
   The Topps Co., Inc.                                                 250,608         2,498,562
 * The Washtenaw Group, Inc.                                             2,000             3,180
 * Theragenics Corp.                                                   184,600           775,320
 * Therma-Wave, Inc.                                                   221,969           710,301
 * Thermwood Corp.                                                         920               764
 * TheStreet.com, Inc.                                                 227,700           990,495
 * Third Wave Technologies, Inc.                                       250,729         2,020,876
 * Thomas Group, Inc.                                                   35,100            42,120
   Thomas Industries, Inc.                                             107,600         4,215,768
 * Thoratec Corp.                                                      294,888         2,948,880
 * THQ, Inc.                                                             2,500            53,650
 * Three-Five Systems, Inc.                                            121,600           235,904
 * Tickets.com, Inc.                                                       700               525
 * Tier Technologies, Inc. Class B                                     114,600         1,011,918
   TierOne Corp.                                                       113,046         2,804,671
 * TII Network Technologies, Inc.                                       57,160            83,454
   Timberland Bancorp, Inc.                                             36,300           889,350
 * Timco Aviation Services, Inc.                                         8,568             3,084
 * Time Warner Telecom, Inc.                                            49,793           188,715
 * Tipperary Corp.                                                      76,000   $       357,960
   Titan International, Inc.                                            53,350           665,808
 * Titan Pharmaceuticals, Inc.                                         199,100           497,750
 * Titanium Metals Corp.                                                80,950         1,861,041
*# TiVo, Inc.                                                          263,409         1,240,656
 * TL Administration Corp.                                                 600                11
 * TLC Vision Corp.                                                    126,365         1,473,416
   Todd Shipyards Corp.                                                 44,600           763,998
 * Todhunter International, Inc.                                        48,800           581,696
 * Tofutti Brands, Inc.                                                  4,000            12,400
 * Tollgrade Communications, Inc.                                       78,895           843,388
   Tompkins County Trustco, Inc.                                           473            24,927
 * Too, Inc.                                                           165,900         4,213,860
*# Torch Offshore, Inc.                                                 90,900           179,891
*# Toreador Resources Corp.                                             41,700           643,431
 * Total Entertainment Restaurant
     Corp.                                                              60,431           606,727
*# Tower Automotive, Inc.                                              339,900           611,820
   Track Data Corp.                                                      3,500             2,905
 * Tradestation Group, Inc.                                            326,300         2,421,146
   Traffix, Inc.                                                       142,900           935,995
 * Trailer Bridge, Inc.                                                 42,500           276,250
 * Trammell Crow Co.                                                   261,500         4,471,650
 * Trans World Entertainment Corp.                                     211,226         2,382,629
 * Transact Technologies, Inc.                                          82,200         1,837,170
 * Transaction Systems Architects, Inc.                                145,037         2,976,159
 * Transcat, Inc.                                                       42,500           127,500
 * Transgenomic, Inc.                                                   25,800            31,476
 * Trans-Industries, Inc.                                                9,700            25,317
 * Transkaryotic Therapies, Inc.                                       200,937         4,583,373
   Trans-Lux Corp.                                                       7,545            47,534
*# Transmeta Corp.                                                      40,384            68,249
 * TransMontaigne, Inc.                                                187,560         1,018,451
 * Transport Corp. of America                                           15,900           117,024
 * Transpro, Inc.                                                       63,000           383,355
 * Transtechnology Corp.                                                94,300           711,965
 * Transwitch Corp.                                                     52,000            63,440
 * Travis Boats & Motors, Inc.                                          15,400             5,929
 * TRC Companies, Inc.                                                  82,850         1,478,044
   Tredegar Industries, Inc.                                           115,050         2,143,382
*# Trenwick Group, Ltd.                                                 12,662               152
*# Trestle Holdings, Inc.                                                3,440             5,590
 * Trex Co., Inc.                                                       87,400         4,103,430
   Triarc Companies, Inc. Class A                                      110,850         1,435,508
   Trico Bancshares                                                     79,100         1,894,445
 * Trico Marine Services, Inc.                                         172,700            60,445
 * Trident Microsystems, Inc.                                          210,300         3,280,680
 * Trimedyne, Inc.                                                      31,500            18,900
 * Trimeris, Inc.                                                      135,549         1,682,163
 * TriPath Imaging, Inc.                                               254,653         1,828,409
 * Tripath Technology, Inc.                                             78,000            66,300
 * Tripos, Inc.                                                         47,600           247,044
 * Triquint Semiconductor, Inc.                                         83,466           361,408
 * Triton PCS Holdings, Inc.                                           382,800           957,000
 * Triumph Group, Inc.                                                  94,100         3,816,696
*# Tri-Valley Corp.                                                     10,600            72,186
 * TriZetto Group, Inc.                                                293,403         2,077,293
 * TRM Corp.                                                            59,300         1,113,061
*# Tropical Sportswear International
     Corp.                                                              55,260            77,917
 * Troy Group, Inc.                                                     14,400            41,904

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Trump Hotels & Casino Resorts, Inc.                                  84,100   $        69,803
   TSR, Inc.                                                           100,400           699,788
 * TTM Technologies, Inc.                                              253,341         2,629,680
 * Tufco Technologies, Inc.                                              1,300            10,075
 * Tumbleweed Communications Corp.                                     296,069         1,036,242
 * TurboChef Technologies, Inc.                                        143,900           913,765
 * Tut Systems, Inc.                                                   134,900           532,855
 * Tweeter Home Entertainment Group,
     Inc.                                                              144,525           926,405
   Twin Disc, Inc.                                                      41,100         1,032,021
 * Tyler Technologies, Inc.                                            388,250         3,043,880
 * U.S. Concrete, Inc.                                                 122,029           887,151
*# U.S. Diagnostic, Inc.                                                26,100                 3
 * U.S. Energy Corp. Wyoming                                            71,870           214,891
 * U.S. Physical Therapy, Inc.                                          81,473         1,262,832
 * U.S. Xpress Enterprises, Inc.
     Class A                                                           100,900         2,623,400
 * UbiquiTel, Inc.                                                     332,185         2,159,203
 * UFP Technologies, Inc.                                               11,800            41,064
   UIL Holdings Corp.                                                   31,211         1,668,540
 * Ulticom, Inc.                                                       232,728         4,177,468
*# Ultimate Electronics, Inc.                                           86,900           265,914
 * Ultimate Software Group, Inc.                                       138,544         1,769,207
 * Ultradata Systems, Inc.                                              13,600             6,120
 * Ultralife Batteries, Inc.                                           101,400         1,525,056
 * Ultratech, Inc.                                                     147,602         2,543,182
 * Unico American Corp.                                                114,100           852,327
 * Unifi, Inc.                                                         318,700         1,185,564
   Unifirst Corp.                                                       87,300         2,412,972
   Union Bankshares Corp.                                                2,557            95,913
   Union Community Bancorp                                               3,000            56,775
 * United Capital Corp.                                                 90,008         2,182,694
   United Community Financial Corp.                                    146,839         1,687,180
   United Financial Corp.                                                2,640            64,944
 * United Financial Mortgage Corp.                                      19,300            87,815
   United Fire & Casualty Co.                                           11,300           752,580
   United Industrial Corp.                                             124,900         4,871,100
 * United Online, Inc.                                                 113,722         1,213,414
 * United PanAm Financial Corp.                                            600            11,910
 * United Retail Group, Inc.                                           118,000           489,700
 # United Security Bancshares                                            6,500           161,785
*# United Therapeutics Corp.                                           115,469         5,081,791
   United-Guardian, Inc.                                                36,820           285,355
   Unitil Corp.                                                         39,500         1,106,395
   Unity Bancorp, Inc.                                                  15,986           192,631
 * Universal Access Global Holdings,
     Inc.                                                                1,255               163
 * Universal American Financial Corp.                                  294,333         3,929,346
 * Universal Display Corp.                                             170,508         1,662,453
 * Universal Electronics, Inc.                                          97,200         1,773,900
   Universal Forest Products, Inc.                                      98,366         4,245,477
 * Universal Stainless & Alloy Products,
     Inc.                                                               55,300           814,016
   Unizan Financial Corp.                                              100,034         2,578,877
 * UQM Technologies, Inc.                                              172,400           363,764
 * Urologix, Inc.                                                       97,600           694,912
*# US Airways Group, Inc. Class A                                       56,221            62,405
*# US LEC Corp.                                                        242,800           818,236
 * USA Mobility, Inc.                                                  117,961         4,289,062
 * USA Truck, Inc.                                                      53,200           659,148
*# USANA Health Services, Inc.                                         117,850         3,501,324
   USB Holding Co., Inc.                                                 1,697   $        47,438
*# USDATA Corp.                                                         24,040               962
   Utah Medical Products, Inc.                                          53,100         1,154,925
*# V.I. Technologies, Inc.                                              26,980            18,077
 * VA Software Corp.                                                   330,636           816,671
 * Vail Resorts, Inc.                                                  169,315         3,851,916
*# Valence Technology, Inc.                                             67,400           242,640
   Valley National Gases, Inc.                                          10,200           130,560
   Valmont Industries, Inc.                                            146,120         3,647,155
 * Valpey Fisher Corp.                                                  35,700           121,380
 * ValueClick, Inc.                                                     41,469           534,950
 * ValueVision Media, Inc. Class A                                     226,840         2,572,366
*# Vascular Solutions, Inc.                                             88,100           912,716
 * Vastera, Inc.                                                       264,472           489,273
*# Vaxgen, Inc.                                                        129,700         2,033,696
 # Vector Group, Ltd.                                                  221,263         3,628,713
 * Veeco Instruments, Inc.                                             183,896         3,565,743
 * VendingData Corp.                                                     2,100             3,969
 * Ventiv Health, Inc.                                                   1,700            32,912
 * Verilink Corp.                                                      138,842           485,947
 * Veritas DGC, Inc.                                                   124,100         2,903,940
 * Verity, Inc.                                                        231,679         3,176,319
 * Vermont Pure Holdings, Ltd.                                          20,600            36,668
 * Versant Corp.                                                        13,300             9,709
 * Versar, Inc.                                                         54,200           235,770
 * Verso Technologies, Inc.                                            138,766           112,400
 * VerticalBuyer Inc.                                                   15,785               474
*# Vertrue, Inc.                                                        61,160         2,122,252
   Vesta Insurance Group, Inc.                                         228,800           860,288
 * Vestin Group, Inc.                                                      150               461
   Viad Corp.                                                          133,200         3,195,468
 * Vialta, Inc.                                                            621               106
 * Viasat, Inc.                                                        165,911         3,462,563
 * Vical, Inc.                                                         120,967           520,158
 * Vicon Industries, Inc.                                               44,450           251,587
   Vicor Corp.                                                         185,968         2,021,472
 # Video Display Corp.                                                  96,880         1,322,412
 * Viewpoint Corp.                                                     142,100           372,302
 * Vignette Corp.                                                       86,378           109,700
 * Viisage Technology, Inc.                                            267,239         2,156,619
 * Virage Logic Corp.                                                  132,800         1,995,984
 * Virbac Corp.                                                         29,500           103,840
 * Virco Manufacturing Corp.                                           155,131         1,194,509
 * Virginia Commerce Bancorp, Inc.                                         250             7,125
*# Virologic, Inc.                                                     273,717           574,806
*# ViroPharma, Inc.                                                    165,087           467,196
 * Vision-Sciences, Inc.                                                23,250            61,613
*# Vista Medical Technologies, Inc.                                     23,750            26,600
 * Visual Networks, Inc.                                                64,100           206,402
*# Vital Images, Inc.                                                   71,196         1,152,663
   Vital Signs, Inc.                                                    91,700         3,430,497
 * VitalWorks, Inc.                                                    315,800         1,272,674
*# Vitech America, Inc.                                                 99,280               273
 * Vitesse Semiconductor, Inc.                                          35,700           116,382
 * Vitria Technology, Inc.                                             206,384           714,089
 * Vivus, Inc.                                                         267,900         1,575,252
 * VL Dissolution Corp.                                                 12,426             1,864
 * Vodavi Technology, Inc.                                              26,400           185,328
 * Volt Information Sciences, Inc.                                     127,204         3,879,722
   Vulcan International Corp.                                            8,251           371,295
 * Vyyo, Inc.                                                           86,516           627,241

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * W-H Energy Services, Inc.                                           185,300   $     4,235,958
 * Wabash National Corp.                                               107,640         2,677,007
   Wainwright Bank & Trust Co.                                             292             3,548
   Walter Industries, Inc.                                             217,100         5,466,578
   Washington Banking Co.                                               14,041           246,279
   Washington Savings Bank FSB                                          43,368           585,468
   Washington Trust Bancorp, Inc.                                       82,080         2,414,794
   Waste Industries USA, Inc.                                           67,900           778,813
 * WatchGuard Technologies, Inc.                                       197,384           809,274
 * Water Pik Technologies, Inc.                                         30,700           528,040
 * Waterlink, Inc.                                                         800                 0
   Waters Instruments, Inc.                                                750             5,663
   Watsco, Inc. Class A                                                  8,900           294,323
 * Waxman Industries, Inc. Class B                                         975                 0
   WD-40 Co.                                                           101,118         2,953,657
 * Webco Industries, Inc.                                               37,500           281,250
 * webMethods, Inc.                                                    322,647         1,981,053
 * Weider Nutrition International, Inc.                                 70,700           299,768
   Wellco Enterprises, Inc.                                             10,600           156,880
   Wellman, Inc.                                                       250,200         2,574,558
*# Wells-Gardner Electronics Corp.                                      50,473           266,497
   Wesbanco, Inc.                                                      121,504         3,840,741
   West Bancorporation                                                   6,300           109,242
 # West Coast Bancorp                                                  104,787         2,756,946
 * West Marine, Inc.                                                   133,800         3,090,780
   West Pharmaceutical Services, Inc.                                  173,800         4,063,444
 * Westaff, Inc.                                                       142,650           435,083
   Westbank Corp.                                                       10,363           190,886
 * Westcoast Hospitality Corp.                                         118,800           602,316
 * Westell Technologies, Inc.                                          332,484         2,177,770
 * Western Power & Equipment Corp.                                      18,448            30,439
*# Western Sierra Bancorp                                                1,732            69,280
 * Western Water Co.                                                       100                 5
 * Westmoreland Coal Co.                                                 2,400            71,160
   Westwood Holdings Group, Inc.                                         6,037           115,186
*# Wet Seal, Inc. Class A                                              138,430           229,794
 # Weyco Group, Inc.                                                     3,300           133,122
 * White Electronics Designs Corp.                                     154,256         1,033,515
 * Whitehall Jewelers, Inc.                                            153,200         1,268,496
 * Whiting Petroleum Corp.                                              24,253           825,572
*# WHX Corp.                                                            34,433            26,858
 * Wickes, Inc.                                                         37,100               167
 * Wild Oats Markets, Inc.                                             169,395         1,212,868
 * William Lyon Homes, Inc.                                              9,300           654,255
 * Williams Industries, Inc.                                             5,800            20,300
 * Willis Lease Finance Corp.                                           67,300           598,970
   Willow Grove Bancorp, Inc.                                           59,312         1,069,395
 * Wilshire Enterprises, Inc.                                          130,375           786,161
 * Wilson Greatbatch Technologies, Inc.                                133,000         2,666,650
 * Wilsons The Leather Experts, Inc.                                   240,495         1,202,475
 * Wind River Systems, Inc.                                             29,542           357,458
 * Winmark Corp.                                                        51,900         1,383,135
 # Winn-Dixie Stores, Inc.                                             238,400           953,600
 * Wireless Facilities, Inc.                                           197,809         1,637,859
   Wireless Telecom Group, Inc.                                        192,400           569,504
 * Wireless WebConnect!, Inc.                                           80,807               234
 * Witness Systems, Inc.                                               171,300         2,567,787
 * WJ Communications, Inc.                                             180,700           612,573
 * Wolverine Tube, Inc.                                                 97,900         1,039,698
*# Women First HealthCare, Inc.                                          4,500                 7
   Woodhead Industries, Inc.                                           157,850   $     2,380,378
   Woodward Governor Co.                                                16,659         1,213,608
 * World Acceptance Corp.                                              177,000         4,564,830
   World Fuel Services Corp.                                            92,300         3,802,760
*# WorldGate Communications, Inc.                                       24,000            57,600
 * Worldwide Restaurant Concepts,
     Inc.                                                              245,424           802,536
   WSFS Financial Corp.                                                 12,200           747,250
   X-Rite, Inc.                                                        173,100         2,580,921
 * Xanser Corp.                                                        303,000           854,460
 * Xeta Corp.                                                           85,700           254,529
   Yardville National Bancorp                                           75,767         2,523,799
 * Young Broadcasting, Inc. Class A                                    110,450         1,077,992
 * Zapata Corp.                                                         13,360           841,947
 * Zevex International, Inc.                                            26,500            92,750
 * Zhone Technologies, Inc.                                            172,250           420,290
   Ziegler Companies, Inc.                                               4,200            83,475
 * Zila, Inc.                                                          283,497         1,261,562
*# Zix Corp.                                                           193,984           888,447
 * Zoll Medical Corp.                                                   56,729         1,924,815
*# Zoltek Companies, Inc.                                              130,900         1,204,280
 * Zomax, Inc.                                                         265,192           912,260
 * Zones, Inc.                                                         147,800           906,014
 * Zoran Corp.                                                          51,219           606,945
 * Zygo Corp.                                                          111,165         1,291,737
 * ZymeTx, Inc.                                                          2,400               102
                                                                                 ---------------
 TOTAL COMMON STOCKS
   (Cost $2,326,494,497)                                                           3,175,895,671
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * American Banknote Corp. Warrants
     Series 1 10/01/07                                                     205                 0
 * American Banknote Corp. Warrants
     Series 2 10/01/07                                                     205                 0
 * Anacomp, Inc. Class B Warrants
     12/10/06                                                                0                 0
*# Angeion Corp. Warrants 10/31/20                                       1,294                65
 * CD&L, Inc. Rights 10/15/04                                            3,275                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                              159             2,465
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                     546             3,003
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                   4,265             4,692
 * Imperial Credit Industries, Inc.
     Warrants 01/31/08                                                   1,010                 0
 * Imperial Sugar Co. Warrants
     08/29/08                                                            2,543             5,595
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                            1,813                63
 * Lodgian, Inc. Class B Warrants
     11/25/09                                                            5,601               210
 * Magnum Hunter Resources, Inc.
     Warrants 03/21/05                                                  42,340            25,827
 * Milltope Group, Inc. Contigent Value
     Rights                                                             44,000                 0
 * Optical Cable Corp. Warrants
     10/24/07                                                              655                 0
*# OSI Pharmaceuticals, Inc. Rights                                      4,500               540

                                                                        SHARES            VALUE+
                                                                        ------            ------
   PMR Corp. Contingent Value Rights 08/05/04                           61,200   $            61
*# Timco Aviation Services, Inc. Warrants 02/27/07                      17,520                 2
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
   (Cost $10,197)                                                                         42,523
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 BONDS -- (0.0%)
 * Del Global Technologies Corp. Subordinated Promissory
    Note 6.000%, 03/28/07                                      $             9                 0
 * Timco Aviation Services, Inc. Jr. Subordinated Note
    8.000%, 01/02/07                                                         1                 0
                                                                                 ---------------
 TOTAL BONDS
   (Cost $0)                                                                                   0
                                                                                 ---------------
 TEMPORARY CASH INVESTMENTS -- (6.0%)
  Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
    12/01/04 (Collateralized by $174,966,000
    U.S. Treasury Obligations, rates ranging from 2.875% to
    4.75%, maturities ranging from 11/30/06 to
    05/15/14, valued at $174,588,646) to be repurchased at
    $171,172,616 (Cost $171,163,392)^                                  171,163       171,163,392
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
    12/01/04 (Collateralized by $32,398,000
    FHLMC Notes 4.20%, 10/29/09, valued at $32,536,987)
    to be repurchased at $32,199,681 (Cost $32,198,000)                 32,198        32,198,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $203,361,392)                                                                203,361,392
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,529,866,086)                                                          $ 3,379,299,586
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
UNITED KINGDOM -- (17.9%)
COMMON STOCKS -- (17.9%)
  Associated British Foods P.L.C.                                               990,462  $    14,152,962               0.5%
  Aviva P.L.C.                                                                2,630,567       29,114,963               1.0%
  BAA P.L.C.                                                                  1,614,239       17,953,811               0.6%
  British Land Co. P.L.C.                                                       870,090       13,610,932               0.5%
  Hilton Group P.L.C.                                                         2,673,589       13,199,650               0.5%
* MM02 P.L.C.                                                                 8,760,348       19,150,459               0.7%
* Rolls Royce Group P.L.C.                                                    2,749,448       13,820,270               0.5%
  Sainsbury (J.) P.L.C.                                                       2,629,334       13,111,209               0.5%
  Vodafone Group P.L.C.                                                      36,676,526       99,621,935               3.6%
  Other Securities                                                                           303,928,339              10.8%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $395,622,398)                                                                        537,664,530              19.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
  (Cost $218,213)                                                                                222,049               0.0%
                                                                                         ---------------   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $395,840,611)                                                                        537,886,579              19.2%
                                                                                         ---------------   ---------------
JAPAN -- (15.6%)
COMMON STOCKS -- (15.4%)
  Fuji Photo Film Co., Ltd.                                                     563,000       19,770,970               0.7%
  Hitachi, Ltd.                                                               3,891,000       24,995,057               0.9%
  Matsushita Electric Industrial Co., Ltd.                                    2,684,135       39,847,476               1.4%
  Millea Holdings, Inc.                                                           1,870       26,342,329               0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                    1,564,000       13,746,639               0.5%
  Other Securities                                                                           340,119,509              12.1%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $443,108,095)                                                                        464,821,980              16.5%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
  (Cost $6,276,971)                                                                            6,275,105               0.2%
                                                                                         ---------------   ---------------
TOTAL -- JAPAN
  (Cost $449,385,066)                                                                        471,097,085              16.7%
                                                                                         ---------------   ---------------
FRANCE -- (10.8%)
COMMON STOCKS -- (10.8%)
  AXA                                                                         1,670,413       39,122,585               1.4%
  BNP Paribas SA                                                                902,415       62,745,944               2.3%
  Compagnie de Saint-Gobain                                                     348,170       19,808,301               0.7%
  LaFarge SA                                                                    139,696       13,122,402               0.5%
  Peugeot SA                                                                    238,144       14,551,758               0.5%
  Renault SA                                                                    207,598       16,996,011               0.6%
  Schneider SA                                                                  209,919       14,594,986               0.5%
  Societe Generale Paris                                                        293,528       28,347,570               1.0%
  Suez (ex Suez Lyonnaise des Eaux)                                             701,284       16,488,080               0.6%
  Other Securities                                                                           100,287,777               3.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $220,711,106)                                                                        326,065,414              11.6%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $28,587)                                                                                  20,804               0.0%
                                                                                         ---------------   ---------------
TOTAL -- FRANCE
  (Cost $220,739,693)                                                                        326,086,218              11.6%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
GERMANY -- (7.1%)
COMMON STOCKS -- (7.1%)
  BASF AG                                                                       386,050  $    26,064,201               0.9%
  Bayer AG                                                                      498,853       15,829,617               0.6%
  Bayerische Vereinsbank AG                                                     573,132       12,777,641               0.5%
  DaimlerChrysler AG                                                          1,037,459       46,429,283               1.7%
  Deutsche Bank AG                                                              589,811       49,954,035               1.8%
  Other Securities                                                                            64,079,117               2.3%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $180,557,681)                                                                        215,133,894               7.8%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $70,225)                                                                                  29,737               0.0%
                                                                                         ---------------   ---------------
TOTAL -- GERMANY
  (Cost $180,627,906)                                                                        215,163,631               7.8%
                                                                                         ---------------   ---------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
  Cie Financiere Richemont AG Series A                                        1,251,000       38,073,212               1.4%
* Credit Swisse Group                                                           806,195       31,473,228               1.1%
* Swiss Life AG                                                                 132,137       17,356,050               0.6%
* Syngenta AG                                                                   165,100       17,492,792               0.6%
* Zurich Financial SVCS AG                                                      152,206       23,419,596               0.8%
  Other Securities                                                                            86,865,436               3.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $148,683,401)                                                                        214,680,314               7.7%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                       90,582               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SWITZERLAND
  (Cost $148,683,401)                                                                        214,770,896               7.7%
                                                                                         ---------------   ---------------
AUSTRALIA -- (6.4%)
COMMON STOCKS -- (6.2%)
  Commonwealth Bank of Australia                                              1,251,077       30,387,664               1.1%
  National Australia Bank, Ltd.                                               1,252,892       27,239,746               1.0%
  Other Securities                                                                           128,906,112               4.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $123,337,406)                                                                        186,533,522               6.7%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Australian Dollar
  (Cost $6,108,819)                                                                            6,012,695               0.2%
                                                                                         ---------------   ---------------
TOTAL -- AUSTRALIA
  (Cost $129,446,225)                                                                        192,546,217               6.9%
                                                                                         ---------------   ---------------
SPAIN -- (4.9%)
COMMON STOCKS -- (4.9%)
# Banco Santander Central Hispanoamerica SA                                   2,754,687       33,045,586               1.2%
  Endesa SA, Madrid                                                           1,136,646       24,487,412               0.9%
  Iberdrola SA                                                                  535,000       12,597,452               0.4%
  Repsol SA                                                                   1,289,224       31,413,737               1.1%
  Other Securities                                                                            46,757,650               1.7%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $99,497,069)                                                                         148,301,837               5.3%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                              $        22,232               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SPAIN
  (Cost $99,497,069)                                                                         148,324,069               5.3%
                                                                                         ---------------   ---------------
NETHERLANDS -- (4.2%)
COMMON STOCKS -- (4.2%)
  Aegon NV                                                                    1,335,528       16,512,414               0.6%
  ING Groep NV                                                                1,856,950       50,968,074               1.8%
  Koninklijke Philips Electronics NV                                            780,482       20,113,730               0.7%
  Other Securities                                                                            40,134,680               1.4%
                                                                                         ---------------   ---------------
TOTAL -- NETHERLANDS
  (Cost $89,713,830)                                                                         127,728,898               4.5%
                                                                                         ---------------   ---------------
SWEDEN -- (3.7%)
COMMON STOCKS -- (3.6%)
  Nordic Baltic Holdings AB                                                   1,843,100       18,092,336               0.6%
  Volvo AB Series B                                                             443,400       18,072,158               0.6%
  Other Securities                                                                            70,923,989               2.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $70,971,563)                                                                         107,088,483               3.7%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Swedish Krona
  (Cost $3,705,806)                                                                            3,698,511               0.1%
                                                                                         ---------------   ---------------
TOTAL -- SWEDEN
  (Cost $74,677,369)                                                                         110,786,994               3.8%
                                                                                         ---------------   ---------------
HONG KONG -- (3.2%)
COMMON STOCKS -- (3.2%)
  Cheung Kong Holdings, Ltd.                                                  1,648,000       15,846,285               0.6%
  Hutchison Whampoa, Ltd.                                                     2,319,000       20,660,149               0.7%
  Wharf Holdings, Ltd.                                                        3,619,214       12,871,190               0.5%
  Other Securities                                                                            45,447,257               1.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $77,052,663)                                                                          94,824,881               3.4%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
  (Cost $203,299)                                                                                203,239               0.0%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                       13,292               0.0%
                                                                                         ---------------   ---------------
TOTAL -- HONG KONG
  (Cost $77,255,962)                                                                          95,041,412               3.4%
                                                                                         ---------------   ---------------
ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
  Other Securities
  (Cost $69,926,723)                                                                          75,625,475               2.7%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                        8,224               0.0%
                                                                                         ---------------   ---------------
TOTAL -- ITALY
  (Cost $69,926,723)                                                                          75,633,699               2.7%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
  CRH P.L.C.                                                                    545,646  $    13,761,010               0.5%
* Elan Corp. P.L.C.                                                             690,634       17,993,169               0.6%
  Other Securities                                                                            15,559,419               0.6%
                                                                                         ---------------   ---------------
TOTAL -- IRELAND
  (Cost $26,709,697)                                                                          47,313,598               1.7%
                                                                                         ---------------   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                            43,767,679               1.6%
                                                                                         ---------------   ---------------
TOTAL -- FINLAND
  (Cost $31,526,494)                                                                          43,767,679               1.6%
                                                                                         ---------------   ---------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                            41,848,156               1.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $26,690,265)                                                                          41,848,156               1.5%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          265               0.0%
                                                                                         ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $26,690,265)                                                                          41,848,421               1.5%
                                                                                         ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                            37,530,005               1.3%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,184,424)                                                                          37,530,005               1.3%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Danish Krone
  (Cost $506)                                                                                        527               0.0%
                                                                                         ---------------   ---------------
TOTAL -- DENMARK
  (Cost $23,184,930)                                                                          37,530,532               1.3%
                                                                                         ---------------   ---------------
SINGAPORE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                            33,311,690               1.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $26,461,854)                                                                          33,311,690               1.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $1,126,620)                                                                            1,127,329               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $27,588,474)                                                                          34,439,019               1.2%
                                                                                         ---------------   ---------------
NORWAY -- (1.1%)
COMMON STOCKS -- (1.1%)
  Norsk Hydro ASA                                                               200,940       16,466,917               0.6%
  Other Securities                                                                            15,599,842               0.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,217,193)                                                                          32,066,759               1.2%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
  (Cost $525,947)                                                                        $       524,680               0.0%
                                                                                         ---------------   ---------------
TOTAL -- NORWAY
  (Cost $23,743,140)                                                                          32,591,439               1.2%
                                                                                         ---------------   ---------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            12,780,877               0.5%
                                                                                         ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $7,462,154)                                                                           12,780,877               0.5%
                                                                                         ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            12,776,549               0.4%
                                                                                         ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $10,531,651)                                                                          12,776,549               0.4%
                                                                                         ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            10,977,730               0.4%
                                                                                         ---------------   ---------------
TOTAL -- GREECE
  (Cost $7,215,408)                                                                           10,977,730               0.4%
                                                                                         ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                             5,606,571               0.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $4,198,478)                                                                            5,606,571               0.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $624,200)                                                                                624,922               0.0%
                                                                                         ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $4,822,678)                                                                            6,231,493               0.2%
                                                                                         ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency
  (Cost $5,800,001)                                                                            5,870,958               0.2%
                                                                                         ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  (Cost $1,085,853)                                                                                    0               0.0%
                                                                                         ---------------   ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (7.1%)
  Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
    (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from 02/15/05 to 02/15/16, valued at $183,600,001) to be
    repurchased at $180,009,800 (Cost $180,000,000)~                    $       180,000      180,000,000               6.4%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07,
    valued at $33,384,773) to be repurchased at $32,928,720
    (Cost $32,927,000)                                                           32,927       32,927,000               1.2%
                                                                                         ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $212,927,000)                                                                        212,927,000               7.6%
                                                                                         ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,345,081,600)                                                                  $ 3,014,120,993             107.4%
                                                                                         ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 #   Total or Partial Securities on Loan.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ~   Security purchased with cash proceeds from securities on loan.
     "Other Securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                        THE JAPANESE SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
 JAPAN -- (77.5%)
 COMMON STOCKS -- (76.7%)
 * A&A Material Corp.                                                  123,000   $       170,730
 * ABILIT Corp.                                                         22,000           192,119
 # Achilles Corp.                                                      549,000           920,852
   Aderans Co., Ltd.                                                    72,850         1,603,895
   Advan Co., Ltd.                                                      48,700           595,887
   ADVANEX, Inc.                                                        78,000           308,808
*# Aeon Fantasy Co., Ltd.                                               21,000           493,120
 * Ahjikan Co., Ltd.                                                    10,500            81,945
 # Ahresty Corp.                                                        28,300           351,478
   Aica Kogyo Co., Ltd.                                                111,000         1,281,041
   Aichi Bank, Ltd.                                                     19,000         1,479,008
   Aichi Corp.                                                         136,000           590,910
 * Aichi Machine Industry Co., Ltd.                                    153,000           522,188
 # Aichi Steel Corp.                                                    68,000           362,590
   Aichi Tokei Denki Co., Ltd.                                          67,000           195,785
   Aida Engineering, Ltd.                                              113,000           468,119
   Aigan Co., Ltd.                                                      33,500           290,783
   Aiphone Co., Ltd.                                                    35,600           618,452
   Airport Facilities Co., Ltd.                                         92,970           486,606
   Airtech Japan, Ltd.                                                  12,100           103,253
   Aisan Industry Co., Ltd.                                             90,900           825,577
 * Akai Electric Co., Ltd.                                             363,000             3,531
   Akebono Brake Industry Co., Ltd.                                    166,000           821,612
   Akita Bank, Ltd.                                                    363,000         1,423,164
 # Allied Telesis KK                                                   130,700           274,687
   Aloka Co., Ltd.                                                      49,000           317,688
   Alpha Systems, Inc.                                                  19,600           339,384
 # Alpine Electronics, Inc.                                            108,500         1,456,070
 # Alps Logistics Co., Ltd.                                             24,000           539,400
   Altech Co., Ltd.                                                     14,000            62,569
 * Altech Corp.                                                         12,750           169,242
 # Amano Corp.                                                         154,000         1,402,316
   Amatsuji Steel Ball Manufacturing Co.,
     Ltd.                                                               42,000           428,030
   Ando Corp.                                                          140,000           349,099
   Anest Iwata Corp.                                                    74,000           201,628
 # Anrakutei Co., Ltd.                                                  30,000           207,591
 # Anritsu Corp.                                                       170,000         1,242,072
 * AOC Holdings, Inc.                                                  111,100         1,375,848
   AOI Advertising Promotion, Inc.                                      21,000           155,822
   AOI Electronics Co., Ltd.                                            19,300           282,955
   Aoki International Co., Ltd.                                         87,400         1,101,488
   Aomori Bank, Ltd.                                                   342,000         1,378,461
 * Apic Yamada Corp.                                                    20,000            72,196
*# Arai-Gumi, Ltd.                                                      34,450            64,811
   Arakawa Chemical Industries, Ltd.                                    28,500           377,157
   Araya Industrial Co., Ltd.                                           84,000           192,486
 * Argo 21 Corp.                                                        13,200            93,426
   Ariake Japan Co., Ltd.                                               26,000           628,879
   Aronkasei Co., Ltd.                                                  66,000           310,560
 # As One Corp.                                                         24,500           709,550
   Asahi Denka Kogyo KK                                                169,000         1,628,994
   Asahi Diamond Industrial Co., Ltd.                                  133,000           720,483
   Asahi Kogyosha Co., Ltd.                                             48,000           157,598
   Asahi Organic Chemicals Industry Co.,
     Ltd.                                                              179,000           546,173
 # Asahi Pretec Corp.                                                   36,400   $       447,947
 * Asahi Soft Drinks Co., Ltd.                                          98,500           822,675
 * Asahi Tec Corp.                                                      86,000           184,606
*# Asahi Techno Glass Corp.                                             95,000           331,134
   Asanuma Corp.                                                       123,000           235,199
   Ashimori Industry Co., Ltd.                                          84,000           205,280
   Asia Air Survey Co., Ltd.                                            17,000            39,278
   Asia Securities Printing Co., Ltd.                                   29,000           250,227
   Asics Corp.                                                         392,000         1,254,068
   Asics Trading Co., Ltd.                                              12,000           157,026
   Asti Corp.                                                            8,000            67,305
 # Asunaro Construction, Ltd.                                           90,000           592,392
   Ataka Constuction & Engineering Co.,
     Ltd.                                                               38,000           135,783
   Atom Corp.                                                           16,600           160,640
 # Atsugi Co., Ltd.                                                    361,000           454,404
   Aucnet, Inc.                                                         15,000           283,981
   Autoseven Co., Inc.                                                   7,600            66,474
 # Avex, Inc.                                                           73,300           769,910
 * Azel Corp., Tokyo                                                    89,000           104,723
   Bando Chemical Industries, Ltd.                                     213,000           858,368
   Bank of Okinawa, Ltd.                                                36,900           900,969
   Bank of Saga, Ltd.                                                  320,000         1,157,749
   Bank of the Ryukyus, Ltd.                                            54,080           986,791
   Banpresto Co., Ltd.                                                  17,100           246,341
 * Belluna Co., Ltd.                                                    35,100         1,211,986
 # Best Denki Co., Ltd.                                                231,000           938,859
   Biken Techno Corp.                                                    4,200            29,937
 # BSL Corp.                                                           270,950           520,578
   Bull Dog Sauce Co., Ltd.                                             30,000           350,850
   Bunka Shutter Co., Ltd.                                             134,000           624,324
   Cabin Co., Ltd.                                                      67,000           219,527
   CAC Corp.                                                            31,100           237,090
 # Calpis Co., Ltd.                                                    147,000           957,937
   Canon Electronics, Inc.                                              50,000         1,076,793
 # Canon Finetech, Inc.                                                 78,070         1,251,914
 # Capcom Co., Ltd.                                                    105,500         1,001,297
 * Catena Corp.                                                         46,000           106,977
 * Cats, Inc.                                                           15,400               449
 # Cecile Co., Ltd.                                                     74,200           995,927
   Central Finance Co., Ltd.                                           180,000           625,600
 # Central Security Patrols Co., Ltd.                                   31,400           257,719
   CFS Corp.                                                            47,500           268,690
 * Chiba Kogyo Bank, Ltd.                                               91,700           537,868
   Chino Corp.                                                          70,000           218,392
   Chiyoda Co., Ltd.                                                    76,600         1,142,112
   Chofu Seisakusho Co., Ltd.                                           54,500           989,984
*# Chori Co., Ltd.                                                     305,000           474,918
 # Chuetsu Pulp and Paper Co., Ltd.                                    199,000           500,499
 * Chugai Mining Co., Ltd.                                             188,600           115,538
   Chugai Ro Co., Ltd.                                                 168,000           369,806
 # Chugoku Marine Paints, Ltd.                                         124,000           698,194
 # Chugokukogyo Co., Ltd.                                               45,000           134,437
   Chukyo Bank, Ltd.                                                   412,000         1,472,841
   Chuo Denki Kogyo Co., Ltd.                                           42,000           237,613
   Chuo Gyorui Co., Ltd.                                                61,000           114,375
   Chuo Spring Co., Ltd., Nagoya                                       103,000           414,148
   Chuo Woollen Mills, Ltd.                                             24,000            86,669

                                                                        SHARES            VALUE+
                                                                        ------            ------
   CKD Corp.                                                           113,000   $       664,912
*# Clarion Co., Ltd.                                                   587,000         1,394,571
   Cleanup Corp.                                                        75,000           681,545
 # CMK Corp.                                                            96,000         1,186,294
   Coca-Cola Central Japan Co., Ltd.                                       166         1,259,116
   Colowide Co., Ltd.                                                   29,000           314,240
*# Columbia Music Entertainment, Inc.                                  260,000           247,056
   Commuture Corp.                                                      71,202           577,731
   Computer Engineering & Consulting,
     Ltd.                                                               29,800           295,210
*# Co-Op Chemical Co., Ltd.                                             80,000           110,014
*# Copal Co., Ltd.                                                      21,600           321,747
 * Core Corp.                                                           10,100           187,034
   Corona Corp.                                                         53,500           856,982
 # Cosel Co., Ltd.                                                      35,900           851,634
*# Cosmo Securities Co., Ltd.                                          789,000         1,428,084
   Create Medic Co., Ltd.                                               11,000            90,951
   Credia Co., Ltd.                                                     14,000           272,533
   Cresco, Ltd.                                                         11,600           121,578
   CTI Engineering Co., Ltd.                                            19,000           124,327
 # Culture Convenience Club Co., Ltd.                                   91,700         1,146,666
   CVS Bay Area, Inc.                                                   30,000            88,187
*# Cybozu, Inc.                                                             41            47,865
*# Cybozu, Inc.                                                             82            95,724
*# D&M Holdings, Inc.                                                  134,000           365,710
 # Dai Nippon Toryo, Ltd.                                              229,000           346,772
   Daibiru Corp.                                                        89,000           608,585
   Dai-Dan Co., Ltd.                                                    74,000           456,345
   Daido Kogyo Co., Ltd.                                                60,000           124,908
 # Daidoh, Ltd.                                                         61,000           627,874
*# Daiei, Inc.                                                         249,500           495,796
   Daifuku Co., Ltd.                                                   209,000         1,235,897
   Daihen Corp.                                                        215,000           422,743
   Daiho Corp.                                                          96,000           205,018
   Dai-Ichi Jitsugyo Co., Ltd.                                          94,000           271,845
   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                     47,000           141,332
 # Daiken Corp.                                                        242,000           980,149
   Daiki Co., Ltd.                                                      41,300           439,366
   Daiko Clearing Services Corp.                                        25,000           175,135
   Daikoku Denki Co., Ltd.                                              26,600           610,222
*# Daikyo, Inc.                                                        444,000           719,481
   Daimei Telecom Engineering Corp.                                     74,000           518,249
   Dainichi Co., Ltd.                                                   27,200           157,885
   Dainichiseika Colour & Chemicals
     Manufacturing Co., Ltd.                                           163,000           730,598
 # Dainippon Shigyo Co., Ltd.                                           25,000           119,017
   Daisan Bank, Ltd.                                                   337,000         1,313,494
 # Daiseki Co., Ltd.                                                    38,600           671,768
 # Daiso Co., Ltd.                                                     155,000           429,093
 * Daisue Construction Co., Ltd.                                       151,500           167,307
   Daisyo Corp.                                                         38,300           415,245
 * Daito Woolen Spinning & Weaving Co.,
     Ltd., Tokyo                                                        42,000            46,895
   Daiwa Industries, Ltd.                                               82,000           257,991
   Daiwa Kosho Lease Co., Ltd.                                         249,000         1,326,061
 * Daiwa Seiko, Inc.                                                   145,000           185,863
   Daiwabo Co., Ltd.                                                   217,000           300,992
   Daiwabo Information System Co.,
     Ltd.                                                               27,000           322,282
   Danto Corp.                                                          42,000           184,851
   DC Co., Ltd.                                                         33,000            85,245
 # Denki Kogyo Co., Ltd.                                               132,000   $       673,306
   Denny's Japan Co., Ltd.                                              51,000           910,985
   Densei-Lambda KK                                                     34,584           262,743
   Denyo Co., Ltd.                                                      47,000           327,739
 # Descente, Ltd.                                                      140,000           503,788
 * Dia Kensetsu Co., Ltd.                                              141,200           176,460
 * Diamond City Co., Ltd.                                                4,050           104,822
   Diamond Computer Service Co., Ltd.                                   37,700           479,673
 * Dijet Industrial Co., Ltd.                                           34,000            72,097
   DMW Corp.                                                             1,600            68,863
   Doshisha Co., Ltd.                                                   22,900           667,419
 # Doutor Coffee Co., Ltd.                                              38,800           734,133
   DTS Corp.                                                            21,200           484,982
 * DyDo Drinco, Inc.                                                    30,100           918,183
 * Dynic Corp.                                                          66,000           256,396
   Eagle Industry Co., Ltd.                                             78,000           463,363
   Echo Trading Co., Ltd.                                                4,000            51,530
 * Econach Co., Ltd.                                                    26,000            14,150
 # Edion Corp.                                                         144,216         1,290,220
   Ehime Bank, Ltd.                                                    274,000           855,187
 # Eighteenth Bank, Ltd.                                               322,000         1,413,848
   Eiken Chemical Co., Ltd.                                             54,000           629,604
   Eikoh, Inc.                                                          12,100            98,799
   Eizo Nanao Corp.                                                     40,600         1,014,287
   Elna Co., Ltd.                                                       34,000            79,155
   Enplas Corp.                                                         38,400         1,063,907
*# Enshu, Ltd.                                                          69,000           134,538
   Ensuiko Sugar Refining Co., Ltd.                                     51,000           103,308
   Exedy Corp.                                                          80,200         1,406,981
 * F.D.C. Products, Inc.                                                16,390           208,517
   Fancl Corp.                                                          40,100         1,453,083
*# FDK Corp.                                                           230,000           478,760
   Fine Sinter Co., Ltd.                                                31,000            98,012
 * First Baking Co., Ltd.                                               67,000           156,290
   Foster Electric Co., Ltd.                                            44,000           362,871
 # FP Corp.                                                             42,100           674,725
   France Bed Holdings Co., Ltd.                                       417,000         1,241,325
*# Fudo Construction Co., Ltd.                                         273,200           687,064
 # Fuji Co.,Ltd.                                                        63,600         1,184,824
 * Fuji Corp, Ltd.                                                      28,000           285,252
 # Fuji Kiko Co., Ltd.                                                  71,000           295,691
*# Fuji Kosan Co., Ltd.                                                130,000           171,924
   Fuji Kyuko Co., Ltd.                                                205,000           778,557
 * Fuji Spinning Co., Ltd., Tokyo                                      163,000           205,364
 * Fuji Titanium Industry Co., Ltd.                                     10,000            23,565
   Fujicco Co., Ltd.                                                    50,000           644,925
 * Fujii & Co., Ltd.                                                    44,000               428
 * Fujiko Co., Ltd.                                                     55,000             1,070
   Fujikura Kasei Co., Ltd.                                             43,000           313,036
 # Fujikura Rubber, Ltd.                                                34,000           212,968
 # Fujirebio, Inc.                                                      81,000         1,054,421
 * Fujita Corp.                                                        320,500           371,016
 # Fujita Kanko, Inc.                                                  194,000           689,835
 # Fujitec Co., Ltd.                                                   170,000           872,261
 * Fujitsu Access, Ltd.                                                 36,000           187,398
   Fujitsu Business Systems, Ltd.                                       45,300           579,697
   Fujitsu Devices, Inc.                                                44,000           484,917
   Fujitsu Fronttec, Ltd.                                               41,500           350,523
*# Fujitsu General, Ltd.                                               188,000           573,434
*# Fujiya Co., Ltd.                                                    218,000           509,899
   Fukuda Corp.                                                         80,000           484,654

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Fukushima Bank, Ltd.                                                323,000   $       507,823
 * Fukusima Industries Corp.                                            13,500           166,352
   Fumakilla, Ltd.                                                      37,000            71,694
*# Furukawa Battery Co., Ltd.                                           45,000           112,973
*# Furukawa Co., Ltd.                                                  699,000           787,201
   Fuso Lexel Inc.                                                      25,400           140,759
   Fuso Pharmaceutical Industries, Ltd.                                157,000           503,210
 * Gajoen Kanko KK                                                      37,000                 0
 # Gakken Co., Ltd.                                                    168,000           358,976
 * Generas Corp.                                                        64,000               623
 # Genki Sushi Co., Ltd.                                                17,200           217,158
   Geostar Corp.                                                        10,000            37,241
 * Gigas K's Denki Corp.                                                 4,704           127,104
   Global-Dining, Inc.                                                   6,200            43,245
 # Godo Steel, Ltd.                                                    297,000         1,113,383
 * Goldwin, Inc.                                                        76,000           173,550
   Gourmet Kineya Co., Ltd.                                             37,000           310,206
 * Graphtec Corp.                                                       39,000            56,867
   Gro-BeLS Co., Ltd.                                                   84,000           101,850
 * GSI Creoss Corp.                                                     90,000           198,577
   Gun-Ei Chemical Industry Co., Ltd.                                  141,000           463,767
   Hagoromo Foods Corp.                                                 33,000           364,310
   Hakuto Co., Ltd.                                                     39,400           527,327
   Hakuyosha Co., Ltd.                                                  57,000           180,208
   Haltec Corp.                                                         32,000            55,422
 * Hamai Co., Ltd.                                                      22,000            31,546
   Hanshin Sogo Bank, Ltd.                                             709,000         1,412,198
   Hanwa Co., Ltd.                                                     405,000         1,753,009
   Happinet Corp.                                                       18,800           212,519
   Harashin Co., Ltd.                                                   24,300           200,273
   Harima Chemicals, Inc.                                               37,000           232,568
   Haruyama Trading Co., Ltd.                                           21,600           274,474
*# Hayashikane Sangyo Co., Ltd.                                        128,000           223,264
 * Hazama Corp.                                                        120,600           259,610
   Heiwado Co., Ltd.                                                   111,000         1,531,046
   Hibiya Engineering, Ltd.                                             72,000           558,462
   Higashi-Nippon Bank, Ltd.                                           345,000           924,900
   Hisaka Works, Ltd.                                                   41,000           404,720
   Hitachi Business Solution Co., Ltd.                                  22,700           154,361
   Hitachi Kiden Kogyo, Ltd.                                            27,000           105,489
   Hitachi Koki Co., Ltd.                                              205,000         1,624,610
   Hitachi Kokusai Electric, Inc.                                      191,000         1,525,119
   Hitachi Medical Corp.                                                71,000           983,991
   Hitachi Metals Techno, Ltd.                                          13,000            39,260
   Hitachi Mobile Co., Ltd.                                             35,000           248,302
 # Hitachi Plant Engineering &
     Construction Co., Ltd.                                            215,000           929,896
   Hitachi Powdered Metal Co., Ltd.                                     53,000           352,508
   Hitachi Tool Engineering, Ltd.                                       44,500           353,866
   Hitachi Transport System, Ltd.                                       75,000           630,520
*# Hitachi Zosen Corp.                                                 944,000         1,392,150
 # Hochiki Corp.                                                        42,000           166,542
*# Hodogaya Chemical Co., Ltd.                                         114,000           541,464
 # Hogy Medical Co., Ltd.                                               30,000         1,355,454
 * Hohsui Corp.                                                         56,000            90,389
   Hokkai Can Co., Ltd., Tokyo                                         106,000           266,729
   Hokkaido Coca Cola Bottling Co.,
     Ltd.                                                               64,000           410,520
   Hokkaido Gas Co., Ltd.                                              105,000           277,418
   Hokko Chemical Industry Co., Ltd.                                    41,000           146,954
 # Hokuetsu Bank, Ltd.                                                 416,000           851,389
   Hokuriku Electric Industry Co., Ltd.                                131,000   $       322,897
   Hokuriku Electrical Construction Co.,
     Ltd.                                                               36,000           103,893
   Hokuriku Gas Co., Ltd.                                               64,000           191,792
*# Hokushin Co., Ltd.                                                   39,900            81,933
 # Hokuto Corp.                                                         61,100         1,161,196
   Homac Corp.                                                          75,700           529,908
   Honshu Chemical Industry Co., Ltd.                                    7,000            38,800
 # Horiba, Ltd.                                                         64,000           823,866
   Horipro, Inc.                                                        23,400           190,362
   Hosiden Corp.                                                       128,700         1,327,166
 * Hosokawa Micron Corp.                                                54,000           234,951
*# Howa Machinery, Ltd.                                                181,000           229,900
 * Ichida and Co., Ltd.                                                 23,400            35,825
   Ichikawa Co., Ltd.                                                   49,000           189,986
*# Ichiken Co., Ltd.                                                    48,000           122,348
 # Ichikoh Industries, Ltd.                                            141,000           330,774
   Ichiyoshi Securities Co., Ltd.                                       87,000           747,767
   Icom, Inc.                                                           26,800           610,130
   Idec Izumi Corp.                                                     63,000           606,459
   Ihara Chemical Industry Co., Ltd.                                    80,000           225,576
 # Iino Kaiun Kaisha, Ltd.                                             177,000           887,781
 * Ikegami Tsushinki Co., Ltd.                                         102,000           179,310
   i-Logistics Corp.                                                    52,000           108,690
   Imasen Electric Industrial Co., Ltd.                                 19,900           171,976
   Impact 21 Co., Ltd.                                                  34,100           719,121
 * Impress Corp.                                                           178           204,447
   Inaba Denki Sangyo Co., Ltd.                                         47,400         1,047,742
   Inaba Seisa Kusho Co., Ltd.                                          32,400           538,389
   Inabata and Co., Ltd., Osaka                                        103,000           899,810
   Inageya Co., Ltd.                                                    97,000           890,992
   Ines Corp.                                                           94,300           847,270
   I-Net Corp.                                                          18,300           129,375
 # Information Services
     International-Dentsu, Ltd.                                         51,800           592,254
 * Intec Communications, Inc.                                           14,000            70,727
 # Intec, Inc.                                                          73,000           552,354
   Inui Steamship Co., Ltd.                                             31,000           157,117
   ISE Chemicals Corp.                                                  38,000           155,141
 # Iseki & Co., Ltd.                                                   393,000           957,102
   Ishihara Sangyo Kaisha, Ltd.                                        688,000         1,541,151
   Ishii Hyoki Co., Ltd.                                                 8,600           108,419
*# Ishii Iron Works Co., Ltd.                                           52,000            84,976
*# Ishikawa Seisakusho, Ltd.                                            75,000            96,036
   Ishikawajima Construction Materials
     Co., Ltd.                                                          18,000            51,928
   Ishikawajima Transport Machinery Co.,
     Ltd.                                                               16,000            43,700
   Ishizuka Glass Co., Ltd.                                             49,000           100,216
   Itochu Enex Co., Ltd.                                               166,900         1,073,274
   Itochu Shokuh Co., Ltd.                                              24,400           834,333
   Itoki Crebio Corp.                                                   56,000           181,275
   Iwaki & Co., Ltd.                                                    38,000            98,674
 # Iwasaki Electric Co., Ltd.                                          142,000           467,684
   Iwatani International Corp.                                         459,000         1,122,136
 * Iwatsu Electric Co., Ltd.                                           166,000           341,683
 * Izuhakone Railway Co., Ltd.                                             300            15,799
   Izumiya Co., Ltd.                                                   157,000         1,020,992
*# Izutsuya Co., Ltd.                                                  123,000           210,110
   Jac Holdings Co., Ltd.                                               17,300           125,398
 # Jaccs Co., Ltd.                                                     207,000         1,100,727

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Jalux, Inc.                                                          20,600   $       373,667
   Jamco Corp.                                                          41,000           207,243
*# Janome Sewing Machine Co., Ltd.                                     259,000           376,595
   Japan Aviation Electronics Industry,
     Ltd.                                                               21,000           192,869
 * Japan Bridge Corp.                                                   31,000            40,105
   Japan Business Computer Co., Ltd.                                    34,000           224,168
   Japan Carlit Co., Ltd.                                               28,000           184,268
 # Japan Cash Machine Co., Ltd.                                         36,610         1,509,798
   Japan Digital Laboratory Co., Ltd.                                   59,200           628,265
   Japan Foundation Engineering Co.,
     Ltd.                                                               49,200           261,734
   Japan Information Processing Service
     Co., Ltd.                                                          31,800           186,496
 # Japan Kenzai Co., Ltd.                                               44,840           324,429
   Japan Maintenance Co., Ltd.                                          34,100           331,075
   Japan Medical Dynamic Marketing,
     Inc.                                                               29,800           313,311
   Japan Oil Transportation Co., Ltd.                                   45,000           105,304
 # Japan Pulp and Paper Co., Ltd.                                      269,000           882,819
*# Japan Radio Co., Ltd.                                               240,000           839,121
   Japan Servo Co., Ltd.                                                51,000           159,942
   Japan Steel Tower Co., Ltd.                                          19,000            62,852
 # Japan Steel Works, Ltd.                                             695,000         1,036,406
 # Japan Storage Battery Co., Ltd.                                     529,000         1,096,133
 # Japan Transcity Corp.                                               113,000           387,865
   Japan Vilene Co., Ltd.                                              112,000           545,506
   Japan Wool Textile Co., Ltd.                                        162,000           947,290
   Jastec Co., Ltd.                                                     11,600           199,891
   Jeans Mate Corp.                                                     15,540           163,807
 # Jeol, Ltd.                                                          137,000           884,317
   Jiec Co., Ltd.                                                           87            92,526
   JMS Co., Ltd.                                                        49,000           150,672
   Joban Kosan Co., Ltd.                                               101,000           165,669
   J-Oil Mills, Inc.                                                   296,000         1,043,303
   Joint Corp.                                                          32,900           763,070
 # Joshin Denki Co., Ltd.                                               98,000           296,715
 # Jsp Corp.                                                            49,200           552,133
   Juel Verite Ohkubo Co., Ltd.                                         24,000            62,973
*# Jujiya Co., Ltd.                                                    383,000           397,178
*# Juki Corp.                                                          176,000           612,947
 * Jyomo Co., Ltd.                                                      48,000           124,070
   K.R.S. Corp.                                                         20,300           297,201
   Kabuki-Za Co., Ltd.                                                  16,000           654,089
   Kadokawa Holdings, Inc.                                              27,000         1,031,369
 # Kaga Electronics Co., Ltd.                                           46,200           795,167
   Kagawa Bank, Ltd.                                                   138,350           683,224
 # Kagome Co., Ltd.                                                    143,300         1,505,254
   Kahma Co., Ltd.                                                      55,900           612,248
 # Kaken Pharmaceutical Co., Ltd.                                      180,000         1,131,450
 * Kakuei (L.) Corp.                                                   100,000               973
*# Kamagai Gumi Co., Ltd.                                               87,800           189,516
   Kameda Seika Co., Ltd.                                               39,000           345,961
   Kamei Corp.                                                          67,000           611,107
   Kanaden Corp.                                                        55,000           281,017
   Kanagawa Chuo Kotsu Co., Ltd.                                       109,000           649,793
   Kanamoto Co., Ltd.                                                   43,000           228,396
*# Kanebo, Ltd.                                                         96,200         1,144,536
 * Kanematsu Corp.                                                     708,500         1,064,122
 # Kanematsu Electronics, Ltd.                                          45,500           349,046
*# Kanematsu-NNK Corp.                                                  60,000           156,933
   Kanto Auto Works, Ltd., Yokosuka                                    125,500   $     1,444,364
   Kanto Denka Kogyo Co., Ltd.                                          93,000           320,095
   Kanto Natural Gas Development Co.,
     Ltd.                                                              104,000           572,179
*# Kanto Tsukuba Bank, Ltd.                                             45,500           262,748
   Kasai Kogyo Co., Ltd.                                                59,000           195,969
   Kasei (C.I.) Co., Ltd.                                               58,000           228,153
   Kasumi Co., Ltd.                                                    132,000           744,366
   Katakura Chikkarin Co., Ltd.                                         27,000            80,792
   Katakura Industries Co., Ltd.                                        61,000           689,437
   Kato Sangyo Co., Ltd.                                                70,300           916,784
 # Kato Works Co., Ltd.                                                 82,000           197,608
 * Katsumura Construction Co., Ltd.                                     48,600            62,374
   Kawada Industries, Inc.                                              76,000           205,790
*# Kawai Musical Instruments
     Manufacturing Co., Ltd.                                            99,000           146,903
   Kawamoto Corp.                                                        4,000            24,815
 * Kawasaki Kasei Chemicals, Ltd.                                       36,000            48,848
   Kawashima Textile Manufacturers,
     Ltd.                                                              126,000           167,578
   Kawasho Gecoss Corp.                                                 57,900           274,190
   Kawasumi Laboratories, Inc.                                          26,000           178,844
   Kawatetsu Systems, Inc.                                                 112           149,926
   Kayaba Industry Co., Ltd.                                           399,000         1,362,520
   Keihanshin Real Estate Co., Ltd.                                     76,000           363,304
 # Keihin Co., Ltd.                                                    100,000           201,971
   Keiiyu Co., Ltd.                                                     15,000           189,122
   Keiyo Bank, Ltd.                                                    375,000         1,332,159
 # Keiyo Co., Ltd.                                                     139,900           579,767
 # Kentucky Fried Chicken Japan, Ltd.                                   55,000         1,082,310
*# Kenwood Corp.                                                       570,000         1,050,340
   Key Coffee, Inc.                                                     41,300           578,146
 # Kibun Food Chemifa Co., Ltd.                                         49,000         1,121,104
 * Kimmon Manufacturing Co., Ltd.                                       41,000            59,134
 * Kimura Chemical Plants Co., Ltd.                                     27,000            65,307
   Kinki Coca-Cola Bottling Co., Ltd.                                  116,000         1,040,508
 * Kinki Nippon Tourist Co., Ltd.                                      133,000           319,871
   Kinki Sharyo Co., Ltd., Nagaokakyo                                  122,000           367,930
 * Kinsho Corp.                                                         21,000            71,208
 # Kinugawa Rubber Industrial Co., Ltd.                                107,000           225,335
   Kioritz Corp.                                                       113,000           303,705
 * Kirindo Co., Ltd.                                                    10,300            83,385
   Kishu Paper Co., Ltd.                                               125,000           211,388
 # Kisoji Co., Ltd.                                                     42,100           638,283
   Kitagawa Iron Works Co., Ltd.                                       150,000           312,951
   Kita-Nippon Bank, Ltd.                                               14,206           671,051
   Kitano Construction Corp.                                           124,000           278,951
   Kitazawa Sangyo Co., Ltd.                                            17,500            41,127
   Kitz Corp.                                                          234,000         1,286,943
   Kiyo Bank, Ltd.                                                     757,000         1,499,096
   Koa Corp.                                                            76,000           538,665
   Koatsu Gas Kogyo Co., Ltd.                                           93,000           347,033
   Kobayashi Yoko Co., Ltd.                                             16,900           331,804
   Kodensha Co., Ltd.                                                   14,000            43,181
   Koekisha Co., Ltd.                                                    9,600           206,691
   Kohnan Shoji Co., Ltd.                                               36,200           470,964
   Kohsoku Corp.                                                        48,000           315,049
   Koike Sanso Kogyo Co., Ltd.                                          71,000           156,036
   Koito Industries, Ltd.                                               66,000           285,594
 # Kojima Co., Ltd.                                                     68,400           716,704
 * Kokune Corp.                                                         42,000               409

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Kokusai Kogyo Co., Ltd.                                              60,000   $       182,129
   Komai Tekko, Inc.                                                    53,000           152,150
   Komatsu Electronics Metals Co., Ltd.                                 52,000           482,007
   Komatsu Seiren Co., Ltd.                                             69,000           395,402
   Komatsu Wall Industry Co., Ltd.                                      17,300           309,524
   Konaka Co., Ltd.                                                     36,300           441,752
 # Konami Sports Corp.                                                  53,300         1,018,291
   Kondotec, Inc.                                                       18,500           140,301
   Konishi Co., Ltd.                                                    32,300           307,602
   Kosaido Co., Ltd.                                                    34,000           254,013
 # Kosei Securities Co., Ltd.                                          137,000           253,049
 # Kubotek Corp.                                                           230           316,204
 # Kumiai Chemical Industry Co., Ltd.,
     Tokyo                                                             139,000           357,411
   Kurabo Industries, Ltd.                                             459,000         1,002,752
   Kureha Chemical Industry Co., Ltd.                                  352,000         1,336,211
   Kurimoto, Ltd.                                                      224,000           550,321
 # Kuroda Electric Co., Ltd.                                            62,400         1,349,502
   Kuroganeya Co., Ltd.                                                 14,000            58,957
   Kurosaki Harima Corp.                                               144,000           428,099
   Kyoden Co., Ltd.                                                     93,000           616,919
   Kyodo Printing Co., Ltd.                                            152,000           575,895
   Kyodo Shiryo Co., Ltd.                                              145,000           204,105
   Kyoei Sangyo Co., Ltd.                                               44,000           145,283
   Kyoei Tanker Co., Ltd.                                               53,000           138,079
   Kyokuto Boeki Kaisha, Ltd.                                           36,000           104,490
   Kyokuto Kaihatsu Kogyo Co., Ltd.                                     49,200           563,274
   Kyokuyo Co., Ltd.                                                   198,000           389,775
   Kyoritsu Maintenance Co., Ltd.                                       18,100           377,859
   Kyosan Electric Manufacturing Co.,
     Ltd.                                                               97,000           298,255
   Kyoto Kimono Yuzen Co., Ltd.                                            148           319,207
   Kyowa Electronic Instruments Co.,
     Ltd.                                                               30,000            92,610
   Kyowa Exeo Corp.                                                    201,000         1,770,057
   Kyowa Leather Cloth Co., Ltd.                                        38,800           216,450
   Kyudenko Corp.                                                      140,000           686,988
 * Kyushu-Shinwa Holdings, Inc.                                        576,000         1,031,869
 # Laox Co., Ltd.                                                       54,000           126,392
 # Life Corp.                                                           98,400         1,254,434
 * Link Consulting Associates - Japan
     Corp.                                                              24,300           119,956
 * Lonseal Corp.                                                        69,000            76,459
 * Look, Inc.                                                           50,000           203,798
 # Macnica, Inc.                                                        31,000           931,417
   Maeda Corp.                                                         344,000         1,538,993
   Maeda Road Construction Co., Ltd.                                   182,000         1,340,810
   Maezawa Industries, Inc.                                             27,700           163,356
   Maezawa Kaisei Industries Co., Ltd.                                  25,400           472,898
   Maezawa Kyuso Industries Co., Ltd.                                   25,400           351,745
 * Magara Construction Co., Ltd.                                        61,000            73,923
 # Makino Milling Machine Co., Ltd.                                    161,000           866,709
 * Mamiya-Op Co., Ltd.                                                  58,000            80,837
   Marche Corp.                                                         10,700           112,383
 # Mars Engineering Corp.                                               44,400         1,501,577
   Marubeni Construction Material Lease
     Co., Ltd.                                                          54,000           113,344
 # Marubeni Telecom Co., Ltd.                                              117           116,539
   Marubun Corp.                                                        44,600           326,331
   Marudai Food Co., Ltd.                                              214,000           428,099
 * Maruei Department Store Co., Ltd.                                    72,000           166,181
   Maruetsu, Inc.                                                      209,000   $     1,029,423
   Maruha Group, Inc.                                                  477,000         1,039,428
 * Maruishi Holdings Co., Ltd.                                         214,000             2,082
   Marusan Securities Co., Ltd.                                        138,000           831,289
   Maruwa Co., Ltd.                                                     17,500           266,956
   Maruwn Corp.                                                         44,000           117,653
   Maruya Co., Ltd.                                                     14,000           111,532
 # Maruyama Manufacturing Co., Inc.                                     73,000           347,676
 * Maruzen Co., Ltd.                                                   179,000           414,428
   Maruzen Co., Ltd. - General
   Commercial Kitchen Appliances &
   Equipment                                                            30,000           166,398
   Maruzen Showa Unyu Co., Ltd.                                        176,000           594,258
   Maspro Denkoh Corp.                                                  32,300           344,339
   Matsuda Sangyo Co., Ltd.                                             34,500           301,701
   Matsui Construction Co., Ltd.                                        40,000           156,880
 * Matsuo Bridge Co., Ltd.                                              37,000            81,326
 # Matsuya Co., Ltd.                                                    96,000           515,272
   Matsuya Foods Co., Ltd.                                              34,500           728,796
 # Matsuzakaya Co., Ltd.                                               312,077         1,198,358
   Max Co., Ltd.                                                       104,000         1,070,430
 * Maxvalu Tohok Co., Ltd.                                              18,200           167,475
 * MEC Co., Ltd.                                                        13,700           185,388
 # Megachips Corp.                                                      44,400           507,314
   Meidensha Corp.                                                     417,050           816,539
*# Meiji Machine Co., Ltd.                                              90,000           151,932
   Meiji Shipping Co., Ltd.                                             58,000           207,405
   Meisei Industrial Co., Ltd.                                          29,000           107,928
   Meito Sangyo Co., Ltd.                                               45,600           713,799
   Meito Transportation Co., Ltd.                                       22,000           200,770
   Meiwa Estate Co., Ltd.                                               43,800           470,856
   Meiwa Industry Co., Ltd.                                             15,000            47,909
 * Meiwa Trading Co., Ltd.                                              55,000           124,478
   Melco Holdings, Inc.                                                  9,000           163,715
   Mercian Corp.                                                       267,000           657,256
 * Mesco, Inc.                                                          15,000            49,344
   Michinoku Bank, Ltd.                                                281,000         1,329,939
   Mikuni Coca-Cola Bottling Co., Ltd.                                  99,000           939,161
   Milbon Co., Ltd.                                                     18,900           517,922
 # Mimasu Semiconductor Industry Co.,
     Ltd.                                                               38,200           510,863
   Ministop Co., Ltd.                                                   48,800           814,375
   Mirai Group Co., Ltd.                                                49,000            95,890
   Miroku Jyoho Service Co., Ltd.                                       22,500           222,677
 * Misawa Homes Holdings, Inc.                                         465,900         1,273,124
   Misawa Resort Co., Ltd.                                              90,000           261,851
   Mito Securities Co., Ltd.                                           113,000           338,582
   Mitsuba Corp.                                                        77,690           567,563
*# Mitsubishi Cable Industries, Ltd.                                   277,000           322,375
 * Mitsubishi Kakoki Kaisha, Ltd.                                      117,000           214,570
 # Mitsubishi Paper Mills, Ltd.                                        554,000           854,506
   Mitsubishi Pencil Co., Ltd.                                          61,000           522,763
   Mitsubishi Plastics, Inc.                                           404,000         1,054,596
   Mitsubishi Shindoh Co., Ltd.                                         82,000           182,506
   Mitsubishi Steel Manufacturing Co.,
     Ltd.                                                              253,000           379,606
   Mitsuboshi Belting, Ltd.                                            153,000           580,945
   Mitsui High-Tec, Inc.                                                72,900           956,456
 # Mitsui Home Co., Ltd.                                               122,000           596,429
   Mitsui Knowledge Industry Co., Ltd.                                  20,100           172,178
*# Mitsui Matsushima Co., Ltd.                                          90,000           230,505

                                                                        SHARES            VALUE+
                                                                        ------            ------
*# Mitsui Mining Co., Ltd.                                             290,000   $     1,143,356
   Mitsui Sugar Co., Ltd.                                              145,000           364,639
   Mitsui-Soko Co., Ltd.                                               255,000           815,206
   Mitsumi Electric Co., Ltd.                                          139,400         1,539,206
   Mitsumura Printing Co., Ltd.                                         60,000           355,254
   Mitsuuroko Co., Ltd.                                                117,000           742,675
   Miura Co., Ltd.                                                      76,600         1,228,819
   Miura Printing Corp.                                                 16,000            57,004
   Miyaji Engineering Group                                            120,000           305,428
   Miyazaki Bank, Ltd.                                                 275,000         1,074,553
   Miyoshi Oil & Fat Co., Ltd.                                         120,000           253,844
 # Miyuki Keori Co., Ltd.                                               50,000           197,309
 # Mizuno Corp.                                                        239,000           999,645
   Mochida Pharmaceutical Co., Ltd.                                     44,000           262,225
 * Momiji Holdings, Inc.                                                   371           651,189
   Mori Seiki Co., Ltd.                                                165,100         1,438,333
 # Morinaga & Co., Ltd.                                                499,000         1,133,148
 * Morishita Jinton Co., Ltd.                                           32,800           154,492
   Morita Corp.                                                         85,000           504,647
   Moritex Corp.                                                        15,000           128,682
   Morozoff, Ltd., Osaka                                                50,000            99,164
   Mory Industries, Inc.                                                66,000           203,892
   Mos Food Services, Inc.                                              59,000           790,372
   Moshi Moshi Hotline, Inc.                                             9,350           790,647
 # MR Max Corp.                                                         56,300           183,791
 * Mutoh Industries, Ltd.                                               78,000           208,412
   Mutow Co., Ltd.                                                      38,000           187,614
   Myojo Foods Co., Ltd.                                                76,000           538,970
   Mystar Engineering Corp.                                             15,600            89,533
   Nabtesco Corp.                                                      236,000         1,262,584
   NAC Co., Ltd.                                                        13,000           148,895
 # Nachi-Fujikoshi Corp.                                               433,000         1,131,868
   Nagano Bank, Ltd.                                                   149,000           445,575
 * Nagano Japan Radio Co., Ltd.                                         27,000            43,411
   Nagatanien Co., Ltd.                                                 70,000           551,844
 * Naigai Co., Ltd.                                                    109,000           141,706
 # Nakabayashi Co., Ltd.                                                76,000           268,625
   Nakamuraya Co., Ltd.                                                 98,000           326,639
 * Nakano Corp.                                                         49,000           112,334
 # Nakayama Steel Works, Ltd.                                          203,000           775,238
   Nakayo Telecommunications, Inc.                                      36,000           178,552
 # NEC Infrontia Corp.                                                 196,000           765,295
 # NEC Mobiling, Ltd.                                                   26,400           614,578
   NEC System Integration &
     Construction, Ltd.                                                 78,600           650,172
   NEC Tokin Corp.                                                     207,000           890,751
 # Neturen Co., Ltd., Tokyo                                             66,000           438,571
   New Japan Radio Co., Ltd.                                            62,000           511,484
 * New Real Property KK                                                 43,900                 0
 # Nichia Steel Works, Ltd.                                             67,900           289,231
   Nichias Corp.                                                       253,000           960,377
   Nichiban Co., Ltd.                                                   58,000           220,885
 * Nichiboshin, Ltd.                                                     1,190             1,158
   Nichiha Corp.                                                        64,980           910,702
 # Nichimo Co., Ltd.                                                    54,000           165,673
 * Nichimo Corp.                                                       132,000           106,228
   Nichireki Co., Ltd.                                                  44,000           159,979
   Nichiro Corp.                                                       289,000           485,250
   Nidec Tosok Corp.                                                    27,800           501,908
   Nihon Dempa Kogyo Co., Ltd.                                          38,300           820,568
   Nihon Eslead Corp.                                                   22,040           441,013
   Nihon Inter Electronics Corp.                                        54,000   $       420,106
   Nihon Kagaku Sangyo Co., Ltd.                                        32,000           154,853
 * Nihon Kentetsu Co., Ltd.                                             27,000            54,754
   Nihon Kohden Corp.                                                   85,000           999,874
   Nihon Matai Co., Ltd.                                                50,000           111,693
   Nihon Nohyaku Co., Ltd.                                             103,000           198,990
   Nihon Parkerizing Co., Ltd.                                         115,000           985,091
   Nihon Seiko Co., Ltd.                                                11,000            32,355
   Nihon Shokuh Kako Co., Ltd.                                          40,000           113,763
 * Nihon Spindle Manufacturing Co.,
     Ltd.                                                               56,000            95,926
   Nihon Tokushu Toryo Co., Ltd.                                        35,000           248,646
   Nihon Unisys, Ltd.                                                  125,100         1,161,086
   Niitaka Co., Ltd.                                                     7,260            82,136
   Nikken Chemicals Co., Ltd.                                          112,000           326,661
 # Nikkiso Co., Ltd.                                                   123,000           670,374
   Nikko Co., Ltd., Akashi                                              66,000           213,822
   Nikko Travel Co., Ltd.                                               12,200            68,354
 * Nippei Toyama Corp.                                                  80,000           164,519
   Nippo Corp.                                                         210,000         1,248,046
 * Nippon Avionics Co., Ltd.                                            40,000           129,893
   Nippon Beet Sugar Manufacturing
     Co., Ltd.                                                         276,000           576,789
*# Nippon Carbide Industries Co., Inc.,
     Tokyo                                                             101,000           218,215
   Nippon Carbon Co., Ltd.                                             177,000           324,586
 # Nippon Ceramic Co., Ltd.                                             37,000           449,596
   Nippon Chemical Industrial Co., Ltd.                                161,000           544,949
   Nippon Chemi-Con Corp.                                              239,000         1,228,334
*# Nippon Chemiphar Co., Ltd.                                           70,000           321,517
   Nippon Chutetsukan KK                                                44,000            87,958
   Nippon Concrete Industries Co., Ltd.                                 65,000           258,821
 * Nippon Conveyor Co., Ltd.                                            43,000            53,355
 # Nippon Denko Co., Ltd.                                              206,000           804,080
   Nippon Densetsu Kogyo Co., Ltd.                                     118,000           613,052
   Nippon Denwa Shisetu Co., Ltd.                                      104,000           369,962
 # Nippon Felt Co., Ltd.                                                40,000           205,809
   Nippon Fine Chemical Co., Ltd.                                       40,000           169,120
   Nippon Flour Mills Co., Ltd.                                        314,000         1,366,219
 * Nippon Foil Mfg., Co., Ltd.                                          21,000            47,295
   Nippon Formula Feed Manufacturing
     Co., Ltd.                                                         100,000           162,881
   Nippon Gas Co., Ltd.                                                 81,000           629,099
   Nippon Hume Corp.                                                    43,000           156,667
 * Nippon Jogesuido Sekkei Co., Ltd.                                       175           246,417
   Nippon Kanzai Co., Ltd.                                              37,200           575,068
*# Nippon Kasei Chemical Co., Ltd.                                     186,000           377,349
*# Nippon Kinzoku Co., Ltd.                                             93,000           183,237
 # Nippon Koei Co., Ltd., Tokyo                                        137,000           367,077
   Nippon Konpo Unyu Soko Co., Ltd.                                    137,000         1,344,347
*# Nippon Koshuha Steel Co., Ltd.                                      221,000           310,964
*# Nippon Metal Industry Co., Ltd.                                     319,000           584,317
   Nippon Pigment Co., Ltd.                                             11,000            38,428
   Nippon Pillar Packing Co., Ltd.                                      33,000           238,744
   Nippon Piston Ring Co., Ltd.                                        133,000           283,717
 # Nippon Road Co., Ltd.                                               177,000           360,112
 # Nippon Seiki Co., Ltd.                                              104,000           921,598
   Nippon Seisen Co., Ltd.                                              39,000           152,360
   Nippon Sharyo, Ltd.                                                 267,000           625,664
   Nippon Shinyaku Co., Ltd.                                           129,000           931,242
   Nippon Signal Co., Ltd.                                             109,000           551,637

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Nippon Soda Co., Ltd.                                               252,000   $       743,750
   Nippon Suisan Kaisha, Ltd.                                          457,000         1,490,283
   Nippon Synthetic Chemical Industry
     Co., Ltd.                                                         152,000           362,615
   Nippon System Development Co.,
     Ltd.                                                               47,500           853,979
   Nippon Systemware Co., Ltd.                                          20,000           141,818
 # Nippon Thompson Co., Ltd.                                           131,000           762,779
   Nippon Tungsten Co., Ltd.                                            44,000            95,388
   Nippon Valqua Industries, Ltd.                                      141,000           345,022
*# Nippon Yakin Kogyo Co., Ltd.                                        144,500           679,432
 # Nippon Yusoki Co., Ltd.                                              49,000           157,741
 # Nishimatsu Construction Co., Ltd.                                   238,000           746,400
   Nishishiba Electric Co., Ltd.                                        28,000            51,707
   Nissei Corp.                                                         57,600           614,465
   Nissei Plastic Industrial Co., Ltd.                                  35,000           229,892
 * Nisseki House Industry Co., Ltd.                                    260,000             2,529
   Nissha Printing Co., Ltd.                                            81,000           999,513
 # Nisshin Fire & Marine Insurance Co.,
     Ltd.                                                              347,000         1,247,175
 # Nisshin Fudosan Co., Ltd.                                            32,600           330,715
   Nissho Electronics Corp.                                             49,900           383,506
*# Nissho Iwai-Nichmen Holdings Corp.                                  347,100         1,458,447
   Nissin Co., Ltd.                                                    826,400         1,869,154
   Nissin Corp.                                                        177,000           444,349
   Nissin Electric Co., Ltd.                                           177,000           557,199
   Nissin Kogyo Co., Ltd.                                               39,700         1,169,691
   Nissin Sugar Manufacturing Co., Ltd.                                 74,000           143,825
 # Nissui Pharmaceutical Co., Ltd.                                      34,000           206,289
   Nitchitsu Co., Ltd.                                                  14,000            28,355
   Nitta Corp.                                                          54,700           803,386
   Nittan Valve Co., Ltd.                                               58,000           357,876
   Nittetsu Mining Co., Ltd.                                           132,000           516,474
   Nitto Boseki Co., Ltd.                                              460,000           913,118
   Nitto Electric Works, Ltd.                                           79,300           755,372
   Nitto FC Co., Ltd.                                                   48,000           267,900
   Nitto Flour Milling Co., Ltd.                                        54,000           149,551
   Nitto Kohki Co., Ltd.                                                39,300           752,024
   Nitto Seiko Co., Ltd.                                                56,000           143,665
   Nitto Seimo Co., Ltd.                                                32,000            66,022
*# Nittoc Construction Co., Ltd.                                        61,000           123,299
   NIWS Co., Ltd.                                                          498         1,206,986
   Noda Corp.                                                           24,100           170,486
   NOF Corp.                                                           374,000         1,270,035
   Nohmi Bosai, Ltd.                                                    68,000           345,111
   Nomura Co., Ltd.                                                     61,000           397,127
 # Noritake Co., Ltd.                                                  320,000         1,310,538
 # Noritsu Koki Co., Ltd.                                               58,300         1,201,146
 # Noritz Corp.                                                         93,400         1,360,948
   Nosan Corp.                                                         201,000           448,734
   Obayashi Road Corp.                                                  65,000           146,498
   Odakyu Construction Co., Ltd.                                        29,000            79,991
   Odakyu Real Estate Co., Ltd.                                         58,000           141,379
   Oenon Holdings, Inc.                                                 89,000           229,614
 * Ohki Corp.                                                           73,000               710
 * Ohmori Co., Ltd.                                                     18,400            13,605
   Oie Sangyo Co., Ltd.                                                 13,200            98,512
   Oiles Corp.                                                          37,700           787,389
   Oita Bank, Ltd.                                                     263,000         1,326,184
   Okabe Co., Ltd.                                                      29,000           128,060
   Okamoto Industries, Inc.                                            236,000           694,298
 * Okamoto Machine Tool Works, Ltd.                                     75,000   $       220,279
   Okamura Corp.                                                       207,000         1,724,568
   Okaya Electric Industries Co., Ltd.                                  32,000            99,514
   Oki Electric Cable Co., Ltd.                                         56,000           125,112
   Okinawa Electric Power Co., Ltd.                                     27,900         1,189,055
 * OKK Corp.                                                           101,000           236,475
 * Okuma and Howa Machinery, Ltd.                                       69,000           155,897
 * Okuma Corp.                                                         243,000           960,365
 # Okura Industrial Co., Ltd.                                          107,000           689,138
   Okuwa Co., Ltd.                                                      84,000           943,355
   Olympic Corp.                                                        41,900           478,295
 # O-M, Ltd.                                                            46,000           101,757
 * Omikenshi Co., Ltd.                                                  78,000            81,258
   Ono Sokki Co., Ltd.                                                  53,000           312,630
 # Onoken Co., Ltd.                                                     31,000           389,455
   Organo Corp.                                                        101,000           493,967
 * Orient Watch Co., Ltd.                                               12,000             4,786
   Oriental Construction Co., Ltd.                                      39,000           194,546
 # Oriental Yeast Co., Ltd.                                             52,000           365,301
   Origin Electric Co., Ltd.                                            54,000           285,423
   Original Engineering Consultants Co.,
     Ltd.                                                                9,000            51,551
   Osaka Securities Finance Co., Ltd.                                   54,000           158,966
   Osaka Steel Co., Ltd.                                                77,900           968,170
   Osaki Electric Co., Ltd.                                             56,000           218,548
   Oyo Corp.                                                            52,300           497,017
   P.S. Mitsubishi Construction Co., Ltd.                               46,500           202,692
   Pacific Industrial Co., Ltd.                                         99,000           486,162
*# Pacific Metals Co., Ltd.                                            362,000         1,578,356
   Paramount Bed Co., Ltd.                                              58,000         1,537,418
   Parco Co., Ltd.                                                     144,000           836,572
 * Pasco Corp.                                                         135,500           355,581
   Patlite Corp.                                                        16,540           305,127
   PCA Corp.                                                            12,000           181,720
 * Penta-Ocean Construction Co., Ltd.                                  730,000         1,166,387
 # Pentax Corp.                                                        214,000           732,481
   Petrolub International Co., Ltd.                                     24,800           164,224
 * PIA Corp.                                                            13,200           275,789
   Pigeon Corp.                                                         37,000           565,134
   Pilot Corp.                                                              65           222,005
   Piolax, Inc.                                                         19,600           363,333
   Pocket Card Co., Ltd.                                                41,000           634,510
   Pokka Corp.                                                          57,000           255,079
   Poplar Co., Ltd.                                                     13,560           170,260
   Posful Corp.                                                         36,900           224,355
 # Press Kogyo Co., Ltd.                                               185,000           631,122
 * Prima Meat Packers, Ltd.                                            404,000           564,221
   Pulstec Industrial Co., Ltd.                                         21,200           106,084
   Q'Sai Co., Ltd.                                                      58,800           587,001
   Raito Kogyo Co., Ltd.                                                95,500           392,321
   Rasa Industries, Ltd.                                               119,000           326,421
 * Renown D'urban Holdings, Inc.                                        64,800           605,870
 # Resorttrust, Inc.                                                    52,900         1,426,435
   Rheon Automatic Machinery Co.,
     Ltd.                                                               40,000           125,826
   Rhythm Watch Co., Ltd.                                              344,000           721,633
   Ricoh Elemex Corp.                                                   35,000           204,654
   Ricoh Leasing Co., Ltd.                                              55,000         1,388,213
   Right On Co., Ltd.                                                   37,600         1,124,315
   Rikei Corp.                                                          22,500            68,863
 # Riken Corp.                                                         193,000           804,946

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Riken Electric Wire Co., Ltd.                                        20,000   $        35,199
   Riken Keiki Co., Ltd.                                                33,000           190,630
   Riken Technos Corp.                                                 121,000           527,877
   Riken Vitamin Co., Ltd.                                              43,500           926,760
 # Ringer Hut Co., Ltd.                                                 38,300           423,839
   Rion Co., Ltd.                                                        5,000            24,253
   Rock Field Co., Ltd.                                                 25,300           392,826
   Rohto Pharmaceutical Co., Ltd.                                      101,000         1,133,977
   Roland Corp.                                                         47,000           787,698
 # Roland DG Corp.                                                      14,200           686,159
   Royal Co., Ltd.                                                      76,000           990,583
   Ryobi, Ltd.                                                         320,000         1,171,150
   Ryoden Trading Co., Ltd.                                             81,000           474,204
   Ryosan Co., Ltd.                                                     69,200         1,561,876
   Ryoyo Electro Corp.                                                  59,100           859,258
   S Foods, Inc.                                                        60,000           440,062
*# S Science Co., Ltd.                                                 285,000            66,361
 # S.T. Chemical Co., Ltd.                                              55,000           683,544
 * Saeki Kensetsu Kogyo Co., Ltd.                                       71,000            91,529
 # Sagami Chain Co., Ltd.                                               37,000           338,150
   Sagami Co., Ltd.                                                     66,000           230,978
   Sagami Rubber Industries Co., Ltd.                                   15,000            42,651
 # Saibu Gas Co., Ltd.                                                 683,000         1,373,989
 * Sailor Pen Co., Ltd.                                                 74,000           169,054
 # Saizeriya Co., Ltd.                                                  78,100         1,353,760
   Sakai Chemical Industry Co., Ltd.                                   187,000           783,074
   Sakai Heavy Industries, Ltd.                                         60,000           147,209
*# Sakai Ovex Co., Ltd.                                                 85,000           155,852
   Sakata Inx Corp.                                                    102,000           466,881
 # Sakata Seed Corp.                                                    89,400         1,087,106
 * Sakurada Co., Ltd.                                                   38,000            55,312
   Sala Corp.                                                           67,500           319,726
   San-Ai Oil Co., Ltd.                                                134,000           519,420
 # Sanix, Inc.                                                          65,000           523,943
   Sankei Building Co., Ltd.                                           102,000           612,156
   Sanki Engineering Co., Ltd.                                         146,000         1,009,365
   Sanko Co., Ltd.                                                      12,000            79,041
   Sanko Metal Industrial Co., Ltd.,
     Tokyo                                                              54,000           108,344
   Sankyo Seiko Co., Ltd.                                               97,000           416,202
 # Sankyu, Inc., Tokyo                                                 515,000         1,447,775
   Sanoh Industrial Co., Ltd.                                           60,000           396,732
   Sanrio Co., Ltd.                                                    136,700         1,233,896
   Sanritsu Corp.                                                        5,400            42,743
   Sanshin Electronics Co., Ltd.                                        57,000           417,039
   Sanyo Chemical Industries, Ltd.                                     221,000         1,532,183
 # Sanyo Denki Co., Ltd.                                               103,000           470,863
 # Sanyo Electric Credit Co., Ltd.                                      59,500         1,124,619
   Sanyo Engineering & Construction,
     Inc.                                                               34,000           127,909
   Sanyo Industries, Ltd., Tokyo                                        48,000           119,192
 # Sanyo Shokai, Ltd.                                                  248,000         1,389,383
   Sanyo Special Steel Co., Ltd.                                       283,000           570,674
*# Sasebo Heavy Industries Co., Ltd.,
     Tokyo                                                             267,000           352,883
 * Sata Construction Co., Ltd., Gumma                                   61,000            65,542
 # Sato Corp.                                                           59,300         1,466,594
   Sato Shoji Corp.                                                     31,000           218,797
   Satori Electric Co., Ltd.                                            27,980           353,055
   Sawafugji Electric Co., Ltd.                                         31,000            79,406
 * Secom Joshinetsu Co., Ltd.                                           21,400           424,105
   Secom Techno Service Co., Ltd.                                       24,000   $       943,699
   Seibu Electric Industry Co., Ltd.                                    31,000           143,479
 # Seijo Corp.                                                          17,400           233,817
   Seika Corp.                                                         145,000           346,232
 * Seikitokyu Kogyo Co., Ltd.                                           86,000           125,976
 # Seiko Corp.                                                         212,407         1,098,960
   Seiren Co., Ltd.                                                    101,000           727,514
   Sekisui Jushi Co., Ltd.                                              84,000           493,047
   Sekisui Plastics Co., Ltd.                                          165,000           547,207
   Sekiwa Real Eastate, Ltd.                                            36,000           495,257
   Sekiwa Real Estate Chubu, Ltd.                                       17,000           116,386
   Sekonic Corp.                                                        17,000            38,724
   Senko Co., Ltd.                                                     205,000           777,337
   Senshu Electric Co., Ltd.                                            15,300           237,376
   Senshukai Co., Ltd.                                                  87,000           683,294
   Shaddy Co., Ltd.                                                     32,200           319,492
 # Shibaura Mechatronics Corp.                                          79,000           583,457
   Shibusawa Warehouse Co., Ltd.                                       115,000           281,510
   Shibuya Kogyo Co., Ltd.                                              54,000           456,290
 * Shikibo, Ltd.                                                       155,000           192,225
   Shikoku Chemicals Corp.                                             106,000           400,666
   Shikoku Coca-Cola Bottling Co., Ltd.                                 41,100           505,220
   Shimizu Bank, Ltd.                                                   16,700           765,399
   Shin Nippon Air Technologies Co.,
     Ltd.                                                               41,480           287,110
   Shinagawa Refractories Co., Ltd.                                    104,000           281,856
 * Shindengen Electric Manufacturing
     Co., Ltd.                                                         129,000           411,963
   Shin-Etsu Polymer Co., Ltd.                                         144,000           895,187
   Shinkawa, Ltd.                                                       36,600           684,815
   Shin-Keisei Electric Railway Co., Ltd.                               97,000           345,872
   Shinki Co., Ltd.                                                     76,000           745,702
 # Shinko Electric Co., Ltd.                                           257,000           692,659
   Shinko Plantech Co., Ltd.                                            56,000           109,692
   Shinko Shoji Co., Ltd.                                               36,000           240,794
   Shin-Kobe Electric Machinery Co.,
     Ltd.                                                               82,000           312,390
 # Shinmaywa Industries, Ltd.                                          220,000           928,010
   Shinsho Corp.                                                       139,000           304,238
 # Shinwa Kaiun Kaisha, Ltd.                                           304,000           984,621
   Shinyei Kaisha                                                       54,000           124,678
   Shiraishi Corp.                                                      25,000            41,536
   Shiroki Co., Ltd.                                                   148,000           357,480
   Shizuki Electric Co., Inc.                                           47,000           128,273
   Shizuokagas Co., Ltd.                                               119,000           483,989
 * Sho-Bond Corp.                                                       46,200           369,657
   Shobunsha Publications, Inc.                                         29,300           379,676
*# Shochiku Co., Ltd.                                                  198,000         1,246,606
 # Shoei Co., Ltd.                                                      28,800           451,319
   Shoei Foods Corp.                                                    26,000           151,247
   Shoko Co., Ltd.                                                     183,000           319,536
   Shokusan Bank, Ltd.                                                  98,000           352,838
   Showa Aircraft Industry Co., Ltd.                                    54,000           309,546
   Showa Corp.                                                          39,500           461,584
 # Showa Electric Wire & Cable Co.,
     Ltd., Kawasaki                                                    373,000           488,173
 # Showa Highpolymer Co., Ltd.                                          86,000           250,659
   Showa Mining Co., Ltd.                                               66,000           109,599
   Showa Sangyo Co., Ltd.                                              329,000           769,873
   Showa Tansan Co., Ltd.                                               31,000           102,087
 # Siix Corp.                                                            9,000           166,192

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Silver Ox Inc.                                                       30,000   $        67,691
*# Silver Seiko, Ltd.                                                  228,000            90,988
   Simree Co., Ltd.                                                     11,700            54,497
   Sinanen Co., Ltd.                                                   160,000           801,427
   Sintokogio, Ltd., Nagoya                                            102,000           588,289
   SK Japan Co., Ltd.                                                    8,250            67,686
   SMK Corp.                                                           143,000           659,368
*# Snow Brand Milk Products Co., Ltd.                                  418,500         1,285,040
   Snow Brand Seed Co., Ltd.                                            30,000           118,324
   SNT Corp.                                                            31,000           172,093
   Soda Nikka Co., Ltd.                                                 35,000           108,175
   Sodick Co., Ltd.                                                     87,000           641,653
 * Sofmap Co., Ltd.                                                      9,300            39,408
   Software Research Associates, Inc.                                   11,400           165,872
   Sogo Medical Co., Ltd.                                                8,800           135,746
 * Sokkisha Co., Ltd.                                                   40,000           101,452
   Somar Corp.                                                          22,000            68,206
   Sonton Food Industry Co., Ltd.                                       27,000           289,881
   Sorun Corp.                                                          41,000           245,549
   Sotetsu Rosen Co., Ltd.                                              44,000           258,327
   Sotoh Co., Ltd.                                                      12,000           193,052
   Space Co., Ltd.                                                      22,380           207,544
*# SPC Electronics Corp.                                                29,000           108,260
   SPK Corp.                                                             7,800           109,869
   SRL, Inc.                                                            33,000           380,264
 # SS Pharmaceutical Co., Ltd., Tokyo                                  212,000         1,386,371
   Star Micronics Co., Ltd.                                            103,000           797,139
   Starzen Corp.                                                       144,000           347,121
 # Stella Chemifa Corp.                                                 20,700           392,659
   Subaru Enterprise Co., Ltd.                                          36,000           117,500
 # Sugi Pharmacy Co., Ltd.                                               9,200           297,311
   Sugimoto & Co., Ltd.                                                 13,500           166,720
 # Sumida Corp.                                                         29,790           827,862
   Suminoe Textile Co., Ltd.                                           122,000           230,654
*# Sumitomo Coal Mining Co., Ltd.                                      239,500           344,053
   Sumitomo Densetsu Co., Ltd.                                          50,700           211,786
 # Sumitomo Light Metal Industries,
     Ltd.                                                              541,000           869,740
 * Sumitomo Mitsui Construction Co.,
     Ltd.                                                              413,600           438,288
   Sumitomo Pipe & Tube Co., Ltd.                                       52,000           198,564
   Sumitomo Precision Products Co.,
     Ltd., Amagasaki City                                               84,000           272,104
   Sumitomo Seika Chemicals Co., Ltd.                                  125,000           350,108
*# Sumitomo Titanium Corp.                                              16,000           859,887
 # Sumitomo Warehouse Co., Ltd.                                        254,000         1,150,432
   Sun Wave Corp.                                                       80,000           301,548
   Sundrug Co., Ltd.                                                     6,400           199,222
   SunTelephone Co., Ltd.                                               55,000           317,599
 # Suruga Corp.                                                         15,400           279,204
 * Suzutan Co., Ltd.                                                    13,200           104,721
   SXL Corp.                                                           129,000           232,982
   Sysmex Corp.                                                         39,800         1,585,137
 # T.Hasegawa Co., Ltd.                                                 74,900         1,077,689
   Tabai Espec Corp.                                                    41,000           361,271
 # Tachihi Enterprise Co., Ltd.                                         23,350           905,201
   Tachikawa Corp.                                                      32,300           202,764
   Tachi-S Co., Ltd.                                                    42,100           573,504
   Tadano, Ltd.                                                        239,000         1,134,917
   Taihei Dengyo Kaisha, Ltd.                                           70,000           353,668
 * Taihei Kogyo Co., Ltd.                                              129,000           482,234
 * Taiheiyo Kouhatsu, Inc.                                              90,000   $       120,049
   Taiho Kogyo Co., Ltd.                                                42,000           426,361
   Taikisha, Ltd.                                                       97,000         1,312,165
   Taisei Lamick Co., Ltd.                                               8,500           206,084
   Taisei Rotec Corp.                                                  140,000           275,400
 # Taito Co., Ltd.                                                      70,000           179,901
 # Taito Corp.                                                             619           821,579
   Takada Kiko Co., Ltd.                                                31,000           180,878
   Takagi Securities Co., Ltd.                                          94,000           246,406
   Takamatsu Corp.                                                      35,800         1,138,936
   Takano Co., Ltd.                                                     24,600           374,824
 * Takaoka Electric Manufacturing Co.,
     Ltd., Tokyo                                                       156,000           246,677
*# Taka-Q Co., Ltd.                                                     34,500            72,908
 # Takara Co., Ltd.                                                    224,000         1,105,376
   Takara Printing Co., Ltd.                                            17,050           152,666
   Takara Standard Co., Ltd.                                            36,000           212,485
 * Takarabune Corp.                                                     26,000               253
   Takasago International Corp.                                        172,000           822,484
   Takasago Thermal Engineering Co.,
     Ltd.                                                              160,000         1,026,283
   Takashima & Co., Ltd.                                                60,000           146,988
   Takigami Steel Construction Co.,
     Ltd.                                                               42,000           316,048
   Takiron Co., Ltd.                                                   131,000           592,696
 # Takuma Co., Ltd.                                                    163,000         1,182,717
   Tamura Corp.                                                        139,000           548,876
 * Tamura Taiko Holdings, Inc.                                         101,000           491,528
   Tanseisha Co., Ltd.                                                  26,000           101,648
 # Tasaki Shinju Co., Ltd.                                              53,000           209,912
   Tateho Chemical Industries Co., Ltd.                                 26,500            96,869
   Tatsuta Electric Wire & Cable Co.,
     Ltd.                                                              106,000           206,927
   Taya Co., Ltd.                                                        5,000            40,021
   Tayca Corp.                                                          74,000           208,016
*# TC Properties Co., Ltd.                                             579,000                 0
   TCM Corp.                                                           146,000           314,191
 * TDF Corp.                                                            11,000            43,969
*# Teac Corp.                                                          113,000           142,447
   Techno Ryowa, Ltd.                                                   32,200           181,250
   Tecmo, Ltd.                                                          35,100           264,031
 # Teikoku Hormone Manufacturing Co.,
     Ltd.                                                               38,000           381,925
   Teikoku Piston Ring Co., Ltd.                                        63,000           562,147
   Teikoku Sen-I Co., Ltd.                                              39,000           189,347
   Teikoku Tsushin Kogyo Co., Ltd.                                      89,000           362,716
   Tekken Corp.                                                        289,000           481,936
   Ten Allied Co., Ltd.                                                 37,000           143,129
   Tenma Corp.                                                          56,400           924,761
   Teraoka Seisakusho Co., Ltd.                                         29,000           250,232
   Tetra Co., Ltd., Tokyo                                               41,000           117,275
 * The Daito Bank, Ltd.                                                186,000           299,644
   The Nisshin Oillio Group, Ltd.                                      346,000         1,546,584
   Three F Co., Ltd.                                                    12,200            98,842
   Tigers Polymer Corp.                                                 27,000           142,047
*# Titan Kogyo KK                                                       36,000            78,788
 # TKC Corp.                                                            55,900           874,360
   Toa Corp.                                                           341,000           552,759
   Toa Doro Kogyo Co., Ltd.                                             65,000           154,735
   Toa Oil Co., Ltd.                                                   145,000           256,602
 * Toabo Corp.                                                          73,000            76,653

                                                                        SHARES            VALUE+
                                                                        ------            ------
 # Toagosei Co., Ltd.                                                  544,719   $     1,731,079
 * Tobu Store Co., Ltd.                                                 71,000           142,791
   TOC Co., Ltd.                                                       119,000         1,012,297
 * Tocalo Co., Ltd.                                                     14,000           424,284
   Tochigi Bank, Ltd.                                                  209,000         1,151,998
   Tochigi Fuji Industrial Co., Ltd.                                    51,000           163,874
   Toda Kogyo Corp.                                                     84,000           329,437
   Todentu Corp.                                                        57,000           162,524
   Toei Co., Ltd.                                                      265,000         1,136,701
   Toenec Corp.                                                        175,000           712,364
   Tohcello Co., Ltd.                                                   47,000           195,781
   Toho Bank, Ltd.                                                     286,000         1,052,357
   Toho Co., Ltd.                                                       43,000           348,288
*# Toho Rayon Co., Ltd.                                                239,000           699,767
   Toho Real Estate Co., Ltd.                                           98,000           373,189
   Toho Titanium Co., Ltd.                                              56,000         1,370,390
   Toho Zinc Co., Ltd.                                                 217,000           556,990
   Tohoku Bank, Ltd.                                                   117,000           243,518
   Tohoku Misawa Homes Co., Ltd.                                        24,000            86,695
 # Tohoku Pioneer Corp.                                                 34,000           635,277
   Tohoku Telecommunications
     Construction Co., Ltd.                                             33,000           256,675
*# Tohpe Corp.                                                          36,000            58,331
   Tohto Suisan Co., Ltd.                                               54,000            99,613
   Tokai Carbon Co., Ltd.                                              378,000         1,351,183
 # Tokai Corp.                                                         138,000           522,250
 * Tokai Kanko Co., Ltd.                                               333,000            90,809
   Tokai Konetsu Kogyo Co., Ltd.                                        15,000            54,397
 * Tokai Lease Co., Ltd.                                                18,000            35,107
   Tokai Pulp & Paper Co., Ltd.                                        101,000           341,339
   Tokai Senko KK, Nagoya                                               47,000            93,462
   Tokai Tokyo Securities Co., Ltd.                                    529,250         1,502,965
   Tokimec, Inc.                                                       152,000           287,536
   Toko Electric Corp.                                                  39,000           125,212
   Toko, Inc.                                                          171,000           485,068
   Tokushima Bank, Ltd.                                                134,200           884,920
   Tokushu Paper Manufacturing Co.,
     Ltd.                                                               80,000           384,387
   Tokyo Biso Kogyo Corp.                                               19,000           126,900
   Tokyo Denpa Co., Ltd.                                                11,000           124,168
   Tokyo Dome Corp.                                                    282,000         1,338,626
   Tokyo Electron Device, Ltd.                                             144           369,448
   Tokyo Energy & Systems, Inc.                                         61,000           276,077
 # Tokyo Kikai Seisakusho, Ltd.                                        150,000           417,731
   Tokyo Leasing Co., Ltd.                                             109,900         1,416,697
 # Tokyo Nissan Auto Sales Co., Ltd.                                    97,000           268,613
   Tokyo Rakutenchi Co., Ltd.                                          109,000           430,947
*# Tokyo Rope Manufacturing Co., Ltd.                                  294,000           544,776
   Tokyo Sangyo Co., Ltd.                                               36,500           110,256
   Tokyo Soir Co., Ltd.                                                 34,000           103,234
*# Tokyo Tekko Co., Ltd.                                                67,000           241,652
   Tokyo Theatres Co., Inc., Tokyo                                     116,000           163,663
   Tokyo Tomin Bank, Ltd.                                               32,800           685,650
   Tokyotokeiba Co., Ltd.                                              526,000           859,550
   Tokyu Community Corp.                                                22,800           369,732
 # Tokyu Livable Inc.                                                   29,300           993,059
   Tokyu Recreation Corp.                                               48,000           276,264
 # Tokyu Store Chain Corp.                                             175,000           846,044
   Toli Corp.                                                          106,000           256,080
   Tomato Bank, Ltd.                                                   189,000           416,237
   Tomen Electronics Corp.                                              15,000           785,619
 # Tomoe Corp.                                                          65,000   $       264,694
   Tomoegawa Paper Co., Ltd.                                            55,000           178,154
   Tomoku Co., Ltd.                                                    153,000           356,018
 # Tomy Co., Ltd.                                                       36,900           538,472
   Tonami Transportation Co., Ltd.                                     165,000           498,805
 # Topcon Corp.                                                         85,000         1,120,146
   Topre Corp.                                                          98,000           729,910
 # Topy Industries, Ltd.                                               405,000         1,465,701
   Torigoe Co., Ltd.                                                    35,000           185,354
   Torii Pharmaceutical Co., Ltd.                                       54,100         1,119,065
   Torishima Pump Manufacturing Co.,
     Ltd., Osaka                                                        47,000           262,103
   Tose Co., Ltd.                                                       12,200           178,862
 # Toshiba Ceramics Co., Ltd.                                          350,000         1,027,904
 # Toshiba Machine Co., Ltd.                                           294,000         1,121,697
   Toshiba Plant Kensetsu Co., Ltd.                                    170,000           782,174
   Tosho Printing Co., Ltd.                                            103,000           336,567
 * Totenko Co., Ltd.                                                    35,000            69,369
   Totetsu Kogyo Co., Ltd.                                              53,000           214,124
 * Totoku Electric Co., Ltd., Tokyo                                     62,000           111,004
 # Tottori Bank, Ltd.                                                  163,000           608,627
   Touei Housing Corp.                                                  49,140         1,271,417
 * Toukei Computer Co., Ltd.                                            14,710           201,603
   Towa Bank, Ltd.                                                     443,000           976,143
 * Towa Corp.                                                           33,000           225,705
   Towa Meccs Corp.                                                     75,000            84,391
*# Towa Real Estate Development Co.,
     Ltd.                                                               80,000           192,235
*# Toyama Chemicals Co., Ltd.                                          359,000         1,288,441
   Toyo Bussan Co., Ltd.                                                30,600           272,503
*# Toyo Communication Equipment Co.,
     Ltd.                                                               89,000           407,854
 * Toyo Construction Co., Ltd.                                         471,000           438,494
 # Toyo Corp.                                                           59,700           698,850
   Toyo Electric Co., Ltd.                                              67,000           187,328
*# Toyo Engineering Corp.                                              473,000         1,314,742
 * Toyo Kanetsu KK                                                     220,000           356,684
   Toyo Kohan Co., Ltd.                                                183,000           710,565
 # Toyo Radiator Co., Ltd.                                             129,000           519,615
   Toyo Securities Co., Ltd.                                           133,000           469,378
 * Toyo Shutter Co., Ltd.                                               77,000           101,573
 * Toyo Sugar Refining Co., Ltd.                                        60,000            84,906
   Toyo Tire & Rubber Co., Ltd.                                        387,000         1,195,680
   Toyo Wharf & Warehouse Co., Ltd.                                    118,000           226,901
 # Trans Cosmos, Inc.                                                   43,800         1,497,596
   Trusco Nakayama Corp.                                                57,400           856,820
   Tsubaki Nakashima Co., Ltd.                                          93,500         1,153,131
   Tsubakimoto Chain Co.                                               358,000         1,279,889
   Tsubakimoto Kogyo Co., Ltd.                                          44,000           102,410
 # Tsudakoma Corp.                                                     101,000           307,483
 # Tsugami Corp.                                                       165,000           484,746
   Tsukamoto Co., Ltd.                                                  44,000            87,538
   Tsukishima Kikai Co., Ltd.                                           78,000           554,283
   Tsurumi Manufacturing Co., Ltd.                                      44,000           337,935
   Tsutsumi Jewelry Co., Ltd.                                           37,700         1,104,894
   Tsutsunaka Plastic Industry Co., Ltd.                                73,000           317,752
   Tsuzuki Denki Co., Ltd.                                              36,000           132,625
   Tsuzuki Densan Co., Ltd.                                             14,200            60,074
   TYK Corp.                                                            67,000           181,962
   U.Store Co., Ltd.                                                    55,600           567,436
   Ube Material Industries, Ltd.                                       144,000           345,018

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Uchida Yoko Co., Ltd.                                                85,000   $       343,455
   Ueki Corp.                                                           47,000           128,253
 # Unicafe, Inc.                                                        10,360           154,028
   Unimat Offisco Corp.                                                 37,500           453,961
 # Union Tool Co.                                                       40,400         1,355,688
*# Unitika, Ltd.                                                       836,000           898,825
   U-Shin, Ltd.                                                         40,000           277,881
   Utoc Corp.                                                           68,000           168,092
   Valor Co., Ltd.                                                      32,000           667,462
   Vital-Net, Inc.                                                      72,100           475,548
   Wakachiku Construction Co., Ltd.                                    206,000           513,072
   Wakamoto Pharmaceutical Co., Ltd.                                    48,000           141,594
   Wakodo Co., Ltd.                                                      4,600           171,748
   Warabeya Nichiyo Co., Ltd.                                           24,860           458,079
   Watabe Wedding Corp.                                                 13,200           288,790
   Watami Food Service Co., Ltd.                                        72,200           560,781
   Weathernews, Inc.                                                    15,800           121,676
 * Wondertable, Ltd.                                                     8,000            10,282
   Wood One Co., Ltd.                                                   86,000           674,054
   Xebio Co., Ltd.                                                      21,100           639,507
   XNET Corp.                                                               57           164,926
   Yahagi Construction Co., Ltd.                                        59,000           222,693
   Yaizu Suisankagaku Industry Co.,
     Ltd.                                                               20,100           198,379
   Yamagata Bank, Ltd.                                                 329,000         1,541,108
   Yamaichi Electronics Co., Ltd.                                       28,400           333,902
   Yamamura Glass Co., Ltd.                                            212,000           481,365
 # Yamatake Corp.                                                      127,300         1,337,454
*# Yamatane Corp.                                                      131,000           188,966
   Yamato Corp.                                                         36,000           156,788
   Yamato International, Inc.                                           43,000           271,723
   Yamato Kogyo Co., Ltd.                                              118,000         1,585,473
   Yamaura Corp.                                                        19,000            48,985
   Yamazen Co., Ltd.                                                   160,000           491,749
   Yaoko Co., Ltd.                                                      36,800           701,298
   Yaskawa Information Systems Corp.                                    11,700           106,421
   Yasuda Warehouse Co., Ltd.                                           61,000           363,477
   Ye Data, Inc.                                                        25,000            69,216
   Yellow Hat, Ltd., Tokyo                                              39,600           332,294
 # Yodogawa Steel Works, Ltd.                                          338,000         1,601,522
   Yokogawa Bridge Corp.                                                74,400           463,833
 # Yokohama Reito Co., Ltd.                                             80,000           520,388
   Yokowo Co., Ltd.                                                     32,300           380,980
   Yomeishu Seizo Co., Ltd.                                             52,000           407,900
   Yomiuri Land Co., Ltd.                                              157,000           479,385
   Yondenko Corp.                                                       63,800           305,420
   Yonekyu Corp.                                                        51,000           557,404
   Yonex Co., Ltd.                                                      41,000           356,489
   Yorozu Corp.                                                         34,100           278,088
   Yoshimoto Kogyo Co., Ltd.                                            60,000           540,886
   Yuasa Funashoku Co., Ltd.                                            69,000           152,137
 * Yuasa Trading Co., Ltd.                                             274,000           478,215
 * Yuken Kogyo Co., Ltd.                                                60,000           165,981
   Yuki Gosei Kogyo Co., Ltd.                                           31,000           103,880
 # Yukiguni Maitake Co., Ltd.                                           35,600           269,664
   Yuraku Real Estate Co., Ltd.                                         95,000           347,649
   Yurtec Corp.                                                        148,000           721,300
 # Yushin Precision Equipment Co., Ltd.                                 25,740           387,156
   Yushiro Chemical Industry Co., Ltd.                                  24,000           374,690
 * Z-Plus Holdings Co., Ltd.                                            52,000           154,794
   Zenrin Co., Ltd.                                                     63,700   $       783,837
 # Zensho Co., Ltd.                                                     24,600           630,296
 # Zeria Pharmacetical Co., Ltd.                                        81,000           790,626
 # Zuken, Inc.                                                          51,100           489,509
                                                                                 ---------------
 TOTAL COMMON STOCKS
    (Cost $623,310,440)                                                              592,082,308
                                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.8%)
 * Japanese Yen
    (Cost $6,262,627)                                                                  6,275,614
                                                                                 ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * BSL Corp. Bonus Warrants 01/31/05                                    42,190                 0
 * Kanematsu Corp. Warrants 03/31/06                                    20,125                 0
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $0)                                                                                  0
                                                                                 ---------------
 TOTAL -- JAPAN
    (Cost $629,573,067)                                                              598,357,922
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 TEMPORARY CASH
    INVESTMENTS -- (22.5%)
   Repurchase Agreement, Deutsche
     Bank Securities & Mizuho Securities
     USA 1.96%, 12/01/04 (Collateralized
     by $167,173,427 U.S. Treasury
     Notes & STRIPS, rates ranging from
     1.625% to 11.75%, maturities ranging
     from 03/31/05 to 11/15/29, valued at
     $169,079,214) to be repurchased at
     $166,188,246
     (Cost $166,179,198)^                                      $       166,179       166,179,198
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $7,650,000
     FNMA Notes 2.95%, 11/14/07,
     valued at $7,660,733) to be
     repurchased at $7,555,395
     (Cost $7,555,000)                                                   7,555         7,555,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH
     INVESTMENTS
     (Cost $173,734,198)                                                             173,734,198
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $803,307,265)                                                           $   772,092,120
                                                                                 ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.
  #  Total or Partial Securities on Loan.
  ^  Security purchased with cash proceeds from securities on loan.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------           ------  ---------------
AUSTRALIA -- (41.5%)
COMMON STOCKS -- (41.3%)
   Adelaide Bank, Ltd.                                                          169,045  $     1,319,609              0.5%
#* Austar United Communications, Ltd.                                         2,120,181        1,474,613              0.5%
   Australian Pharmaceutical Industries, Ltd.                                   456,731        1,202,012              0.4%
   Australian Pipeline Trust                                                    491,831        1,182,424              0.4%
 # Bank of Queensland, Ltd.                                                     221,092        1,816,634              0.6%
   Centennial Coal, Ltd.                                                        464,685        1,446,281              0.5%
 # Coates Hire, Ltd.                                                            371,530        1,303,482              0.5%
   Cochlear, Ltd.                                                                97,156        1,768,754              0.6%
   Corporate Express Australia, Ltd.                                            320,507        1,398,598              0.5%
 # DCA Group, Ltd.                                                              509,294        1,322,469              0.5%
   Downer Group, Ltd.                                                           513,745        1,778,260              0.6%
 # Futuris Corp., Ltd.                                                        1,170,799        1,910,497              0.7%
 # Great Southern Plantations, Ltd.                                             437,017        1,278,184              0.5%
 # Gunns, Ltd.                                                                  602,832        1,958,402              0.7%
   GWA International, Ltd.                                                      490,586        1,243,414              0.4%
 * Hardman Resources NL                                                         977,372        1,354,713              0.5%
   Iluka Resources, Ltd.                                                        398,111        1,799,395              0.6%
 # Jones (David), Ltd.                                                          707,771        1,265,632              0.5%
   Macquarie Goodman Management, Ltd.                                           465,692        1,272,113              0.5%
 # McGuigan Simeon Wines, Ltd.                                                  291,513        1,186,362              0.4%
 * Minara Resources, Ltd.                                                       846,370        1,421,569              0.5%
   Nufarm, Ltd.                                                                 287,774        1,835,428              0.7%
 * Oxiana, Ltd.                                                               2,124,170        1,710,523              0.6%
   Primary Health Care, Ltd.                                                    196,419        1,214,515              0.4%
   Ramsay Health Care, Ltd.                                                     230,574        1,316,240              0.5%
   Reece Australia, Ltd.                                                        185,260        1,677,477              0.6%
   Seven Network, Ltd.                                                          319,923        1,555,996              0.6%
 # SFE Corp., Ltd.                                                              225,787        1,432,702              0.5%
   Sigma Co., Ltd.                                                              256,868        1,851,638              0.7%
   Sims Group, Ltd.                                                             150,718        2,079,144              0.7%
   Smorgon Steel Group, Ltd.                                                  1,498,240        1,388,420              0.5%
 # Southern Cross Broadcasting (Australia), Ltd.                                103,651        1,240,178              0.4%
 # Spotless Group, Ltd.                                                         377,303        1,440,908              0.5%
   Transfield Services, Ltd.                                                    258,722        1,237,451              0.4%
   Worley Group, Ltd.                                                           283,762        1,197,893              0.4%
   Other Securities                                                                           78,889,798             27.8%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $98,124,864)                                                                        130,771,728             46.2%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.1%)
 * Australian Dollar
   (Cost $387,262)                                                                               409,212              0.1%
                                                                                         ---------------  ---------------
PREFERRED STOCKS -- (0.1%)
   Other Securities
   (Cost $205,920)                                                                               213,396              0.1%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $98)                                                                                      6,448              0.0%
                                                                                         ---------------  ---------------
TOTAL -- AUSTRALIA
   (Cost $98,718,144)                                                                        131,400,784             46.4%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------           ------  ---------------
HONG KONG -- (22.8%)
COMMON STOCKS -- (22.8%)
   Silver Grant International Industries, Ltd.                                2,087,000  $     1,197,451              0.4%
   Other Securities                                                                           70,743,938             25.0%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $86,108,792)                                                                         71,941,389             25.4%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Hong Kong Dollars
   (Cost $83,186)                                                                                 83,337              0.1%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                      32,395              0.0%
                                                                                         ---------------  ---------------
TOTAL -- HONG KONG
   (Cost $86,191,978)                                                                         72,057,121             25.5%
                                                                                         ---------------  ---------------
SINGAPORE -- (16.8%)
COMMON STOCKS -- (16.8%)
   Chuan Hup Holdings, Ltd.                                                   4,385,000        1,737,907              0.6%
 # Ges International, Ltd.                                                    2,909,000        1,249,732              0.4%
   Goodpack, Ltd.                                                             1,592,000        1,155,703              0.4%
 # Hotel Properties, Ltd.                                                     1,675,000        1,176,148              0.4%
   IDT Holdings, Ltd.                                                           718,000        1,169,448              0.4%
 # Jaya Holdings, Ltd.                                                        2,733,000        1,699,154              0.6%
   MCL Land, Ltd.                                                             1,427,000        1,261,180              0.5%
   Straits Trading Co., Ltd.                                                  1,117,200        1,501,418              0.5%
   WBL Corp., Ltd.                                                              647,000        1,302,552              0.5%
   Other Securities                                                                           40,972,780             14.5%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $56,843,330)                                                                         53,226,022             18.8%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * Singapore Dollars
   (Cost $66,214)                                                                                 66,513              0.0%
                                                                                         ---------------  ---------------
RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                       1,534              0.0%
                                                                                         ---------------  ---------------
TOTAL -- SINGAPORE
   (Cost $56,909,544)                                                                         53,294,069             18.8%
                                                                                         ---------------  ---------------
NEW ZEALAND -- (6.7%)
COMMON STOCKS -- (6.7%)
   New Zealand Refining Co., Ltd.                                                84,779        1,782,262              0.6%
   Port of Tauranga, Ltd.                                                       541,952        2,185,411              0.8%
   Sanford, Ltd.                                                                418,047        1,422,689              0.5%
   Steel & Tube Holdings, Ltd.                                                  379,638        1,260,100              0.4%
   Waste Management NZ, Ltd.                                                    430,471        1,706,521              0.6%
   Other Securities                                                                           12,966,272              4.6%
                                                                                         ---------------  ---------------
TOTAL COMMON STOCKS
   (Cost $11,977,485)                                                                         21,323,255              7.5%
                                                                                         ---------------  ---------------
INVESTMENT IN CURRENCY -- (0.0%)
 * New Zealand Dollar
   (Cost $14,838)                                                                                 14,954              0.0%
                                                                                         ---------------  ---------------
TOTAL -- NEW ZEALAND
   (Cost $11,992,323)                                                                         21,338,209              7.5%
                                                                                         ---------------  ---------------

                                                                                                            PERCENTAGE
                                                                                 SHARES           VALUE+  OF NET ASSETS**
                                                                                 ------           ------  ---------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
   Other Securities                                                                      $       151,892              0.1%
                                                                                         ---------------  ---------------
TOTAL -- MALAYSIA
   (Cost $1,212,987)                                                                             151,892              0.1%
                                                                                         ---------------  ---------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                           0              0.0%
                                                                                         ---------------  ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                        ---------------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (12.1%)
   Repurchase Agreement, Deutsche Bank Securities 1.95%,
     12/01/04 (Collateralized by $37,206,292 U.S. Treasury Note
     1.625%, 03/31/05, valued at $37,129,275) to be repurchased at
     $37,131,286 (Cost $37,129,275)~                                    $        37,129       37,129,275             13.1%
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $1,372,000 FNMA Notes 2.95%, 11/14/07,
     valued at $1,373,925) to be repurchased at $1,355,071
     (Cost $1,355,000)                                                            1,355        1,355,000              0.5%
                                                                                         ---------------  ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $38,484,275)                                                                         38,484,275             13.6%
                                                                                         ---------------  ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $293,509,251)                                                                   $   316,726,350            111.9%
                                                                                         ===============  ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 #   Total or Partial Securities on Loan.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ~   Security purchased with cash proceeds from securities on loan.
      "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                     THE UNITED KINGDOM SMALL COMPANY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                                        ------            ------
UNITED KINGDOM -- (98.2%)
COMMON STOCKS -- (97.3%)
   4Imprint P.L.C.                                                      50,375   $       138,106
   600 Group P.L.C.                                                    100,910           130,855
   Abacus Group P.L.C.                                                  77,082           353,138
   Abbeycrest P.L.C.                                                    42,590            52,689
   Abbot Group P.L.C.                                                  295,728         1,214,140
   Aberdeen Asset Management P.L.C.                                    420,124           819,199
   Acal P.L.C.                                                          37,689           283,773
 * Acambis P.L.C.                                                      159,373           782,749
   AEA Technology P.L.C.                                                95,244           321,344
   AGA Food Service Group P.L.C.                                       199,923           977,815
   Aggreko P.L.C.                                                      439,570         1,289,549
   Air Partner P.L.C.                                                   15,611           136,297
 * Airflow Streamlines P.L.C.                                           20,500            22,924
   Airsprung Furniture Group P.L.C.                                     58,000            53,770
   Alba P.L.C.                                                         105,025         1,359,958
   Alexandra P.L.C.                                                     86,243           164,323
   Alexon Group P.L.C.                                                 116,632           719,418
 * Alizyme P.L.C.                                                      257,044           635,568
   Alpha Airports Group P.L.C.                                         392,541           698,813
   Alphameric P.L.C.                                                   172,688           242,416
 * Alterian P.L.C.                                                      57,131           102,075
   Alumasc Group P.L.C.                                                100,245           310,984
 * Amberley Group P.L.C.                                               200,000            43,289
   Amec P.L.C.                                                          49,000           277,290
   Amstrad P.L.C.                                                      149,652           494,096
 * Anglesey Mining P.L.C.                                               55,000             4,205
   Anglo Eastern Plantations P.L.C.                                     87,249           278,551
   Anglo Pacific Group P.L.C.                                          143,361           268,823
 * Anite Group P.L.C.                                                  638,587           650,431
 * Antisoma P.L.C.                                                     389,246           122,839
 * API Group P.L.C.                                                     57,134           107,287
 * Applied Optical Technologies P.L.C.                                  75,383            33,797
 * ARC International P.L.C.                                            228,396           141,755
 * Arena Leisure P.L.C.                                              1,136,685           804,074
 * Argonaut Games, Ltd.                                                100,000             5,973
   Arla Foods UK P.L.C.                                              1,658,226         1,709,118
   Arm Holdings P.L.C.                                                 127,000           249,102
   Arriva P.L.C.                                                       129,697         1,214,708
 * Ashtead Group P.L.C.                                                542,850           832,883
   Ashtenne Holdings P.L.C.                                             51,168           376,604
 * Aston Villa P.L.C.                                                    8,000            50,682
   Atkins (WS) P.L.C.                                                  160,065         2,156,570
   Atrium Underwriting P.L.C.                                           88,040           325,541
   Austin Reed Group P.L.C.                                             68,999           170,128
   Autologic Holdings P.L.C.                                            72,986           412,105
 * Autonomy Corp. P.L.C.                                               188,658           546,229
   Avesco P.L.C.                                                        29,998            54,356
   Aveva Group P.L.C.                                                   31,324           381,926
   Avis Europe P.L.C.                                                1,767,228         2,178,902
   Avon Rubber P.L.C.                                                   40,705           159,241
 * AWG P.L.C.                                                           16,000           230,043
 * Axis-Shield P.L.C.                                                   68,430           290,991
   Axon Group P.L.C.                                                    88,403           243,486
   Babcock International Group P.L.C.                                  383,561           933,647
   Baggeridge Brick P.L.C.                                              98,000           270,334
 * Bailey (C.H.) P.L.C.                                                109,500            41,862
 * Bailey (C.H.) P.L.C. Class B                                         10,000   $        20,071
 * Baltimore Technologies P.L.C.                                        60,656            12,192
   Barr (A.G.) P.L.C.                                                   43,000           608,183
   Beale P.L.C.                                                         22,161            29,013
   Beattie (James) P.L.C.                                              132,247           325,893
 * Bede P.L.C.                                                         105,978            79,496
   Belhaven Brewery Group P.L.C.                                        42,948           358,945
   Bellway P.L.C.                                                      127,364         1,733,467
   Ben Bailey P.L.C.                                                    26,000           186,863
   Bespak P.L.C.                                                        55,918           505,445
 * Biocompatibles International P.L.C.                                  54,080           250,459
 * Bioquell P.L.C.                                                      50,194           123,878
   Biotrace International P.L.C.                                        75,000           118,206
   Birse Group P.L.C.                                                  421,901           118,886
   Black Arrow Group P.L.C.                                             56,500            65,340
   Blacks Leisure Group P.L.C.                                          60,959           564,069
   Bloomsbury Publishing P.L.C.                                        101,005           526,846
 * BNB Resources P.L.C.                                                 89,395            23,081
   Body Shop International P.L.C.                                      583,233         1,945,493
   Bodycote International P.L.C.                                       481,180         1,461,431
   Boot (Henry) P.L.C.                                                  71,794           602,306
   Bovis Homes Group P.L.C.                                            218,408         2,104,941
   BPP Holdings P.L.C.                                                 106,500           676,599
 * Bradstock Group P.L.C.                                                5,200             4,373
 * Braemar Seascope Group P.L.C.                                        29,642           227,951
   Brammer P.L.C.                                                      119,123           376,785
   Brandon Hire P.L.C.                                                  51,098           145,120
   Brewin Dolphin Holdings P.L.C.                                      361,518           657,882
   Bristol Water Group P.L.C.                                           35,257           347,387
   Britannic P.L.C.                                                    261,455         2,074,864
   British Polythene Industries P.L.C.                                  56,740           348,179
   British Vita P.L.C.                                                 370,957         1,899,449
   Brixton P.L.C.                                                      296,900         1,832,218
   Broadcastle P.L.C.                                                   74,468           106,700
 * Brown & Jackson P.L.C.                                              748,566           873,398
   Brown (N) Group P.L.C.                                              562,850         1,439,968
   BSS Group P.L.C.                                                     47,905           753,625
 * BTG P.L.C.                                                          255,913           461,860
   Burtonwood Brewery P.L.C.                                            38,000           342,496
   Business Post Group P.L.C.                                          157,099         1,772,371
   BWD Securities P.L.C.                                                40,834           384,288
   Caffyns P.L.C.                                                        6,000            78,465
 * Cambridge Antibody Technology
     Group P.L.C.                                                       71,681           819,889
   Capital & Regional P.L.C.                                           105,849         1,274,820
   Capital Radio P.L.C.                                                117,032           905,576
   Carclo P.L.C.                                                       100,463            89,078
   Care UK P.L.C.                                                       90,334           640,443
   Carillion P.L.C.                                                    349,691         1,506,829
 * Carlisle Holdings, Ltd.                                               8,709            58,164
   Carpetright P.L.C.                                                  125,839         2,621,990
   Carr's Milling Industries P.L.C.                                     19,000           169,694
   Castings P.L.C.                                                      79,000           258,887
 * Celtic P.L.C.                                                        40,759            40,070
 * Cenes Pharmaceuticals P.L.C.                                        298,612            41,460
   Chamberlin & Hill P.L.C.                                             18,000            71,181
   Chapelthorpe P.L.C.                                                 646,612           250,895
   Character Group P.L.C.                                               97,314           151,805

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Charles Taylor Consulting P.L.C.                                     67,918   $       306,829
 * Charter P.L.C.                                                      262,215         1,032,711
 * Che Group P.L.C.                                                     51,533            42,357
   Chemring Group P.L.C.                                                51,708           432,962
   Chesnara P.L.C.                                                      92,900           176,246
 * Chime Communications P.L.C.                                         354,020           191,244
   Chloride Group P.L.C.                                               485,500           473,658
   Christie Group P.L.C.                                                53,263            96,791
   Chrysalis Group P.L.C.                                              328,544         1,105,344
   Churchill China P.L.C.                                               30,000           142,056
   City North Group P.L.C.                                              33,044           140,100
   City Restaurant Group P.L.C.                                        307,772           640,215
   Clarkson (Horace) P.L.C.                                             44,733           666,848
 * Clinical Computing P.L.C.                                            46,666            26,945
   Clinton Cards P.L.C.                                                433,380           779,242
 * CLS Holdings P.L.C.                                                 166,734         1,233,210
   CML Microsystems P.L.C.                                              28,361           198,833
   Colefax Group P.L.C.                                                 60,000           112,396
   Collins Stewart Tullett P.L.C.                                      137,946           991,481
 * Colt Telecom Group P.L.C.                                         2,574,360         2,179,450
   Comino Group P.L.C.                                                  23,596            92,987
   Communisis P.L.C.                                                   237,134           506,033
   Compel Group P.L.C.                                                  48,999            86,561
   Computacenter P.L.C.                                                452,614         2,344,536
 * Cookson Group P.L.C.                                              2,842,939         1,833,181
   Coral Products P.L.C.                                                50,000            36,940
   Corin Group P.L.C.                                                   58,244           379,616
 * Corporate Services Group P.L.C.                                   1,704,859           220,963
   Cosalt P.L.C.                                                        30,700           197,716
 * Costain Group P.L.C.                                              1,176,378           950,197
 * Country & Metropolitan P.L.C.                                        40,047           143,662
   Countryside Property P.L.C.                                         124,717           679,624
   Countrywide P.L.C.                                                  185,800         1,059,253
   Courts P.L.C.                                                       110,722            28,712
   Cox Insurance Holdings P.L.C.                                       609,714           999,115
   Cranswick P.L.C.                                                     60,394           537,862
   Crest Nicholson P.L.C.                                              267,250         1,728,916
   Creston P.L.C.                                                       28,278            80,413
   Croda International P.L.C.                                          235,353         1,442,138
   Cropper (James) P.L.C.                                               22,000            67,333
 * Culver Holdings P.L.C.                                                  338                65
   Daejan Holdings P.L.C.                                               25,000         1,302,730
   Dairy Crest Group P.L.C.                                            206,634         1,645,883
 * Dana Petroleum P.L.C.                                               126,354           986,759
 * Danka Business Systems P.L.C.                                       367,079           280,673
   Dart Group P.L.C.                                                    74,000           470,116
 * Datamonitor P.L.C.                                                   98,643           221,570
   Davis Service Group P.L.C.                                          227,016         1,710,600
   Dawson Holdings P.L.C.                                              122,588           392,161
 * Dawson International P.L.C.                                         100,688            18,274
   De La Rue P.L.C.                                                    302,052         1,942,489
   Dechra Pharmaceiticals P.L.C.                                        76,357           264,090
   Dee Valley Group P.L.C.                                               4,214            59,941
   Delta P.L.C.                                                        289,145           533,929
   Deltron Electronics P.L.C.                                           73,691           121,895
 * Densitron International P.L.C.                                       74,175            21,627
   Derwent Valley Holdings P.L.C.                                       96,752         1,817,582
   Detica Group P.L.C.                                                  32,953           443,893
   Development Securities P.L.C.                                        57,390           437,734
   DeVere Group P.L.C.                                                 132,501         1,109,968
   Devro P.L.C.                                                        229,507           520,648
   Dewhurst P.L.C.                                                       9,000   $        22,020
   Dewhurst P.L.C. Class A Non-Voting                                   15,500            33,332
   Dicom Group P.L.C.                                                   38,035           583,273
 * Dimension Data Holdings P.L.C.                                      939,000           600,575
   Diploma P.L.C.                                                       40,758           463,140
   Domestic & General Group P.L.C.                                      66,440           777,583
   Domino Printing Sciences P.L.C.                                     355,935         1,667,360
   Domnick Hunter Group P.L.C.                                          51,942           389,316
 * Dowding & Mills P.L.C.                                              336,440            69,063
   DRS Data Research Services P.L.C.                                    26,825            17,811
   DTZ Holdings P.L.C.                                                 114,500           418,857
 * Duelguide Units P.L.C.                                                3,971            40,822
 * Durlacher Corp. P.L.C.                                               15,272            18,310
   Dyson Group P.L.C.                                                   44,875           295,835
   East Surrey Holdings P.L.C.                                         234,414         1,677,200
 * Easyjet P.L.C.                                                    1,068,671         3,799,438
 * Easynet Group P.L.C.                                                179,628           250,460
 * Easyscreen P.L.C.                                                    72,275            25,226
 * Ebookers P.L.C.                                                     109,492           649,572
 * Edinburgh Oil & Gas P.L.C.                                           68,779           242,615
 * Eidos P.L.C.                                                        200,222           306,085
   Eleco P.L.C.                                                        104,685            56,650
   Electronic Data Processing P.L.C.                                    55,200            75,914
 * Elementis P.L.C.                                                    721,332           445,594
 * Emerald Energy P.L.C.                                                72,830           184,999
 * Emess P.L.C.                                                        350,042            56,037
   Ennstone P.L.C.                                                     522,823           354,736
 * Enodis P.L.C.                                                       631,211         1,212,742
 * Entertainment Rights P.L.C.                                         633,958           179,379
 * Erinaceous Group P.L.C.                                              54,863           175,611
 * Eurodis Electron P.L.C.                                           1,230,802            44,010
   Euromoney Institutional Investors
     P.L.C.                                                            205,774         1,646,143
 * European Colour P.L.C.                                               82,090            28,637
   European Motor Holdings P.L.C.                                      118,325           455,655
   Expro International Group P.L.C.                                    117,277           818,589
   Fenner P.L.C.                                                       193,713           481,555
 * Ferguson International Holdings
     P.L.C.                                                             89,105            40,878
   Ferraris Group P.L.C.                                                63,540           134,979
 * Fibernet Group P.L.C.                                                86,796           130,145
 * FII Group P.L.C.                                                     41,166             5,311
   Filtronic P.L.C.                                                    117,386           439,103
 * Financial Objects P.L.C.                                              7,000             7,622
   Findel P.L.C.                                                       142,288         1,176,618
   First Choice Holidays P.L.C.                                        862,478         2,273,502
   First Technology P.L.C.                                             128,111           870,531
   Fisher (James) & Sons P.L.C.                                         89,846           487,131
   FKI P.L.C.                                                          773,617         1,960,963
   Forminster P.L.C.                                                    43,333            14,918
   Forth Ports P.L.C.                                                  142,983         3,550,158
   Fortress Holdings P.L.C.                                            120,728            66,347
 * Fortune Oil P.L.C.                                                3,248,130           481,247
   Freeport P.L.C.                                                      53,348           399,963
   French Connection Group P.L.C.                                      284,510         1,401,332
   Fuller, Smith & Turner P.L.C. Series A                               20,000           273,106
   Fulmar P.L.C.                                                       107,500           169,255
   Future Network P.L.C.                                               456,752           554,120
   Galliford Try P.L.C.                                                517,870           519,638
   Game Group P.L.C.                                                   534,000           695,627
   Games Workshop Group P.L.C.                                          43,442           683,081

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Garton Engineering P.L.C.                                            10,248   $             0
 * Gaskell P.L.C.                                                       36,000             6,523
   GB Group P.L.C.                                                     250,000           106,125
   Geest P.L.C.                                                        142,649         1,594,049
 * Genetix Group P.L.C.                                                 92,497            83,210
   Get Group P.L.C.                                                     20,485           100,829
   Gibbs & Dandy P.L.C.                                                 13,681            86,364
   Gleeson (M.J.) Group P.L.C.                                         112,355           435,216
 * Global Natural Energy P.L.C.                                         11,004            39,936
 * Glotel P.L.C.                                                        49,741           106,962
   Go-Ahead Group P.L.C.                                                93,733         2,467,617
   Goldshield Group P.L.C.                                              49,104           203,047
   Gowrings P.L.C.                                                       5,000             9,702
   Grainger Trust, Ltd.                                                 48,556         1,605,432
   Great Portland Estates P.L.C.                                       307,973         1,885,208
   Greene King P.L.C.                                                   92,950         2,119,838
 * Greenwich Resources P.L.C.                                          438,664            24,107
   Greggs P.L.C.                                                        26,000         1,813,289
 * Gresham Computing P.L.C.                                             75,530           494,979
   Group 4 Securicor P.L.C.                                            290,000           701,233
   Guiness Peat Group P.L.C.                                         1,137,590         1,720,268
   GWR Group P.L.C.                                                    225,354           972,066
 * Gyrus Group P.L.C.                                                  153,080           648,490
   Halma P.L.C.                                                        642,966         1,917,779
   Halstead (James) Group P.L.C.                                        52,208           618,369
 * Hampson Industries P.L.C.                                           250,757           104,357
 * Hampton Trust P.L.C.                                                232,050             6,099
   Hardy Underwriting Group P.L.C.                                      46,683           212,008
   Hardys & Hansons P.L.C.                                              48,000           507,711
 * Harvey Nash Group P.L.C.                                            183,750           280,425
   Havelock Europa P.L.C.                                               40,813           102,225
 * Hawtin P.L.C.                                                       196,500            46,088
   Haynes Publishing Group P.L.C.                                       14,703            98,413
   Headlam Group P.L.C.                                                152,974         1,155,721
   Heath (Samuel) & Sons P.L.C.                                          7,500            68,814
   Helical Bar P.L.C.                                                   46,000           936,968
   Helphire Group P.L.C.                                               173,986           721,590
 * Heywood Williams Group P.L.C.                                       140,400           236,528
   Highbury House Communications
     P.L.C.                                                            439,166            75,515
   Highway Insurance Holdings P.L.C.                                   467,933           288,406
   Hill & Smith Holdings P.L.C.                                        108,912           249,744
   Hiscox P.L.C.                                                       419,927         1,275,894
   Hit Entertainment P.L.C.                                            273,440         1,358,459
   Hitachi Capital (UK) P.L.C.                                         124,239           566,435
   Holidaybreak P.L.C.                                                  92,974           990,471
   Homeserve P.L.C.                                                    101,138         1,301,792
 * Homestyle Group P.L.C.                                               94,472           231,838
   Hornby P.L.C.                                                        50,000           252,017
   House of Fraser P.L.C.                                              427,439           862,749
   Hunting P.L.C.                                                      223,174           774,564
   Huntleigh Technology P.L.C.                                          90,597           722,724
   Huntsworth P.L.C.                                                   480,401           187,882
   Hyder Consulting P.L.C.                                              16,308            49,097
 * Hydro International P.L.C.                                           17,669            33,677
 * IAF Group P.L.C.                                                     30,000             9,749
   ICM Computer Group P.L.C.                                            37,114           251,703
   IFX Group P.L.C.                                                     34,486            64,594
 * Imagination Technologies Group
     P.L.C.                                                            266,048           343,287
 * IMS Group P.L.C.                                                     75,000             6,451
   Incepta Group P.L.C.                                                280,643   $       364,712
   Inchcape P.L.C.                                                      19,200           600,018
   Incisive Media P.L.C.                                               137,054           347,359
   Independent Media Distribution
     P.L.C.                                                             21,621            28,719
 * Industrial & Commercial Holdings
     P.L.C.                                                              5,000               143
   Infast Group P.L.C.                                                 301,224           108,006
 * Intec Telecom Systems P.L.C.                                        654,113           842,657
   Intelek P.L.C.                                                       99,880            16,654
   Intertek Group P.L.C.                                                70,100           944,505
   Intserve P.L.C.                                                     179,459         1,079,584
 * Invensys P.L.C.                                                   5,864,457         1,956,999
   Inveresk P.L.C.                                                     150,000            27,318
 * IQE P.L.C.                                                          107,400            20,993
   ISIS Asset Management P.L.C.                                        268,751         1,219,903
   Isoft Group P.L.C.                                                  210,764         1,552,064
   Isotron P.L.C.                                                       50,325           459,195
   Ite Group P.L.C.                                                    518,511           814,990
   Itnet P.L.C.                                                        115,160           596,105
 * Itouch International P.L.C.                                         615,741           397,312
 * Jarvis Porter Group P.L.C.                                           99,894            19,095
   JJB Sports P.L.C.                                                   448,783         1,741,970
   JKX Oil and Gas P.L.C.                                              264,746           615,117
   John David Group P.L.C.                                             114,500           431,925
   Johnson Service Group P.L.C.                                        125,535           950,615
 * Kalamazoo Computer Group P.L.C.                                      56,120             1,877
   KBC Advanced Technologies P.L.C.                                     68,734            48,500
   Keller Group P.L.C.                                                 123,128           571,421
   Kensington Group P.L.C.                                              98,187           786,076
 * Kewill Systems P.L.C.                                               128,018           158,804
   Kidde P.L.C.                                                        232,000           672,558
   Kier Group P.L.C.                                                    63,370           847,229
   Kiln P.L.C.                                                         383,129           589,623
 * Kingston Communications P.L.C.                                      850,036         1,001,415
   Kleeneze P.L.C.                                                     109,256           271,087
 * Knowledge Support Systems Group
     P.L.C.                                                             25,000               382
   La Fitness P.L.C.                                                    53,738           210,933
   Laing (John) P.L.C.                                                 353,630         1,602,032
   Laird Group P.L.C.                                                  291,676         2,037,150
   Lambert Howarth Group P.L.C.                                         43,203           234,725
 * Lastminute.com P.L.C.                                               504,477           990,057
   Latchways P.L.C.                                                     15,838           124,842
 * Laura Ashley Holdings P.L.C.                                      2,505,661           658,049
   Lavendon Group P.L.C.                                                61,795           173,246
   Lincat Group P.L.C.                                                  19,000           144,081
   Linton Park P.L.C.                                                   39,000           275,647
   Linx Printing Technologies P.L.C.                                    27,000           280,553
   Litho Supplies P.L.C.                                                20,000            18,559
 * London Clubs International P.L.C.                                   332,581           873,851
   London Industrial P.L.C.                                             30,631         1,188,765
   London Merchant Securities P.L.C.                                   597,381         2,287,338
   London Scottish Bank P.L.C.                                         263,000           646,741
   Lookers P.L.C.                                                       63,057           364,052
 * Lorien P.L.C.                                                        60,000            61,359
   Low & Bonar P.L.C.                                                  166,108           378,837
   Luminar P.L.C.                                                      135,289         1,294,900
   Lupus Capital P.L.C.                                                354,881           111,738
 * M.L. Laboratories P.L.C.                                            377,657           129,730
   Macfarlane Group P.L.C.                                             228,287           135,438

                                                                        SHARES            VALUE+
                                                                        ------            ------
   Macro 4 P.L.C.                                                       42,500   $       150,591
   Maiden Group P.L.C.                                                  16,800            72,944
   Mallett P.L.C.                                                       24,837           135,964
   Management Consulting Group
     P.L.C.                                                            331,679           277,946
   Manchester United P.L.C.                                            609,642         3,210,240
   Manganese Bronze Holdings P.L.C.                                     32,184           117,339
   Marchpole Holdings P.L.C.                                           189,130            99,168
   Marlborough Stirling P.L.C.                                         408,654           324,522
   Marshalls P.L.C.                                                    221,135         1,213,146
 * Marylebone Warwick Balfour Group
     P.L.C.                                                            239,501           305,051
   Matalan P.L.C.                                                       84,701           348,722
 * Mayflower Corp. P.L.C.                                              550,636            71,046
   McAlpine (Alfred) P.L.C.                                            198,580         1,096,293
   McBride P.L.C.                                                      314,973           912,373
   McCarthy & Stone P.L.C.                                             194,968         2,048,964
   McKay Securities P.L.C.                                              97,232           473,623
 * Medical Solutions P.L.C.                                            126,658            16,342
 * Medisys P.L.C.                                                      586,814            82,701
   Meggitt P.L.C.                                                      514,738         2,513,664
 * Melrose Resouces P.L.C.                                             109,660           568,138
   Menzies (John) P.L.C.                                               103,775           906,595
   Merchant Retail Group P.L.C.                                        185,666           554,298
   Merrydown P.L.C.                                                     59,927           144,885
   Mersey Docks & Harbour Co. P.L.C.                                   117,087         1,998,898
   Metal Bulletin P.L.C.                                                95,500           412,159
   Metalrax Group P.L.C.                                               358,740           531,873
   MFI Furniture Group P.L.C.                                           60,855           134,827
   Mice Group P.L.C.                                                   139,909           136,132
   Michael Page International P.L.C.                                   608,273         1,960,127
 * Microgen P.L.C.                                                     165,574           173,910
   Millennium and Copthorne Hotels
     P.L.C.                                                             80,633           556,444
   Minerva P.L.C.                                                      266,135         1,475,228
   Mitie Group P.L.C.                                                  589,515         1,664,945
   Molins P.L.C.                                                        68,000           198,426
 * Monsoon P.L.C.                                                       71,000           303,582
 * Morgan Crucible Company P.L.C.                                      435,211         1,378,320
   Morgan Sindall P.L.C.                                                78,265           700,713
   Morse P.L.C.                                                        277,169           528,750
   Moss Brothers Group P.L.C.                                          163,400           330,099
   Mothercare P.L.C.                                                   100,783           560,145
   Mouchel Parkman P.L.C.                                              152,923           696,941
   Mowlem (John) & Co. P.L.C.                                          341,969         1,222,580
   MS International P.L.C.                                              71,500           102,516
   MSB International P.L.C.                                             16,000            25,105
   Mtl Instruments Group P.L.C.                                         24,678           120,568
   Mucklow (A & J) Group P.L.C.                                        175,000         1,132,721
 * Music Choice Europe P.L.C.                                           33,796            11,133
 * My Travel Group P.L.C.                                              628,934            62,308
   National Express Group P.L.C.                                        25,000           360,225
 * Ncipher P.L.C.                                                       42,512           177,561
   Nestor Healthcare Group P.L.C.                                      180,200           465,261
 * Netstore P.L.C.                                                     143,737            90,764
 * New Avesco P.L.C.                                                    29,998            42,434
   Newcastle United P.L.C.                                             198,896           144,472
 * Next Fifteen Communtications
     P.L.C.                                                             25,000            27,458
   NHP P.L.C.                                                          311,286         1,529,367
   Nichols P.L.C.                                                       66,550           217,223
   Nord Anglia Education P.L.C.                                         63,924   $       287,005
   Northamber P.L.C.                                                    75,888           136,356
   Northern Foods P.L.C.                                               527,042         1,694,889
   Northern Recruitment Group P.L.C.                                    22,158            76,228
 * Northgate Information Solutions P.L.C.                              933,445         1,215,860
   Northgate P.L.C.                                                    118,200         1,766,043
   Novar P.L.C.                                                        646,454         2,005,610
 * NSB Retail P.L.C.                                                   636,455           343,990
 * NXT P.L.C.                                                          125,976           120,232
   Ocean Wilsons Holdings, Ltd.                                         84,250           394,832
 * Orbis P.L.C.                                                         11,428             1,090
 * Osmetech P.L.C.                                                     669,354            39,321
   Ottakar's P.L.C.                                                     34,693           221,410
   Owen (H.R.) P.L.C.                                                   46,993           181,932
 * Oxford Biomedica, Ltd.                                              523,967           167,730
   Oxford Instruments P.L.C.                                            63,163           233,940
 * Pace Micro Technology P.L.C.                                        428,871           450,882
   Paladin Resources P.L.C.                                            626,476         2,131,292
   Paragon Group of Companies P.L.C.                                   153,200         1,031,055
   Parity Group P.L.C.                                                 381,072            72,823
   Park Group P.L.C.                                                   291,600           167,419
   Partridge Fine Arts P.L.C.                                           58,000            64,303
   Pendragon P.L.C.                                                    239,375         1,215,664
   Penna Consulting P.L.C.                                              33,000            83,912
 * Pharmagene P.L.C.                                                   160,000           123,983
   Photo-Me International P.L.C.                                       850,594         1,503,385
   PHS Group P.L.C.                                                    729,053           969,168
 * Phytopharm P.L.C.                                                    56,696           206,268
 * Pillar Property P.L.C.                                              171,938         2,316,807
   Pittards P.L.C.                                                      60,985            28,594
 * Planestation Group P.L.C.                                            76,551            63,637
   Planit Holdings P.L.C.                                              235,000           114,616
 * Plantation & General P.L.C.                                          70,623            24,974
 * Plasmon P.L.C.                                                      100,000           357,323
   Portmeirion Group P.L.C.                                             22,856            79,733
   Porvair P.L.C.                                                       62,000           122,969
   Premier Farnell P.L.C.                                               18,000            70,300
 * Premier Oil P.L.C.                                                  141,425         1,513,039
 * Pressac P.L.C.                                                       78,129             7,611
   Primary Health Properties P.L.C.                                     23,784           123,497
 * Primback Units                                                      135,600                 0
 * Probus Estates P.L.C.                                                83,333             1,314
 * Protherics P.L.C.                                                   557,510           575,553
 * Provalis P.L.C.                                                     586,513            95,700
   PSD Group P.L.C.                                                     43,500           216,005
   Psion P.L.C.                                                        683,616           717,293
   PZ Cuzzons P.L.C.                                                    40,541           988,791
 * QA P.L.C.                                                           158,950             8,746
 * Quantica P.L.C.                                                      76,321            76,676
   Quintain Estates & Development
     P.L.C.                                                            158,650         1,434,515
 * QXL Ricardo P.L.C.                                                      130             1,677
   RAC P.L.C.                                                          142,900         1,665,865
   Radamec Group P.L.C.                                                 35,000            18,448
   Radstone Technology P.L.C.                                           40,384           233,415
   Ransom (William) & Son P.L.C.                                        30,000            29,535
   Redrow P.L.C.                                                       238,311         1,549,066
 * Redstone P.L.C.                                                     257,485            38,867
   Reed Health Group P.L.C.                                            155,333           185,146
   Reg Vardy P.L.C.                                                    112,005           958,341
   Regent Inns P.L.C.                                                  162,667           156,893

                                                                        SHARES            VALUE+
                                                                        ------            ------
 * Regus Group P.L.C.                                                1,049,446   $     1,748,769
   Reliance Security Group P.L.C.                                       66,349           590,351
   Renishaw P.L.C.                                                     188,734         2,184,251
   Renold P.L.C.                                                       144,000           203,833
 * Retail Decisions P.L.C.                                             381,092           179,661
   Ricardo P.L.C.                                                      114,409           479,619
   Richmond Foods P.L.C.                                                40,237           436,011
 * Richmond Oil & Gas P.L.C.                                           220,000                 0
   RM P.L.C.                                                           153,319           460,648
 * RMS Communications P.L.C.                                            15,000                 0
   Robert Walters P.L.C.                                               124,017           245,035
   Robert Wiseman Dairies P.L.C.                                       199,037           894,942
   ROK property solutions P.L.C.                                        58,166           457,732
   Rotork P.L.C.                                                       185,440         1,546,991
   Roxboro Group P.L.C.                                                 55,682           394,942
 * Royal Doulton P.L.C.                                                585,904           123,213
   Royalblue Group P.L.C.                                               47,200           406,254
   RPC Group P.L.C.                                                    123,353           497,344
   RPS Group P.L.C.                                                    309,949           889,361
   Rugby Estates P.L.C.                                                 15,328            82,732
   Rutland Trust P.L.C.                                                174,255           123,243
   S & U P.L.C.                                                         21,140           221,634
 * Safeland P.L.C.                                                      25,000            27,261
   Salvesen (Christian) P.L.C.                                         396,216           452,630
   Sanctuary Group P.L.C.                                              489,749           432,855
   Savills P.L.C.                                                      104,000           829,405
   Scapa Group P.L.C.                                                  163,581            87,820
 * Scipher P.L.C.                                                       34,563               743
   Scottish Radio Holdings P.L.C.                                       75,876         1,338,976
   SCS Upholstery P.L.C.                                                47,547           327,964
 * SDL P.L.C.                                                           95,883           220,868
 * Seashell Group P.L.C.                                                 1,441             3,305
   Secure Trust Group P.L.C.                                            27,118           159,214
   Senior P.L.C.                                                       433,410           315,081
   Serco Group P.L.C.                                                  235,235         1,003,336
 * Servicepower Technologies P.L.C.                                    150,000            93,222
   Severfield-Rowan P.L.C.                                              26,211           238,244
 * SFI Group P.L.C.                                                     26,713            15,829
   Shaftesbury P.L.C.                                                  189,732         1,102,476
   Shanks & McEwan Group P.L.C.                                        330,006           832,723
   Shiloh P.L.C.                                                        14,500            35,058
   SHL Group P.L.C.                                                     73,174           153,852
 * ShopRite Group P.L.C.                                               204,780            47,951
   Shore Capital Group P.L.C.                                          344,465           237,462
   SIG P.L.C.                                                          231,332         2,312,092
 * Simon Group P.L.C.                                                  348,089           286,669
   Sinclair (William) Holdings P.L.C.                                   53,000            56,660
   Singer & Friedlander Group P.L.C.                                   248,303         1,331,083
   Sirdar P.L.C.                                                        41,600            25,741
 * Skyepharma P.L.C.                                                 1,025,478         1,312,647
   Smart (J.) & Co. (Contractors) P.L.C.                                22,500           251,601
 * Smart Approach Group P.L.C.                                          12,599             3,856
   SMG P.L.C.                                                          574,831         1,169,453
   Smith (David S.) Holdings P.L.C.                                    768,516         2,187,879
   Smith (James) Estates P.L.C.                                         17,524           136,501
   Smith (WH) P.L.C.                                                   216,982         1,236,388
 * Soco International P.L.C.                                           132,328           752,445
   Somerfield P.L.C.                                                   722,361         2,107,753
   Sondex P.L.C.                                                        89,293           348,360
   South Staffordshire Group P.L.C.                                     21,600           461,397
   Southampton Leisure Holdings P.L.C.                                  19,615            14,042
   Spectris P.L.C.                                                     242,231   $     1,874,163
   Speedy Hire P.L.C.                                                   80,739           744,263
   Spirax-Sarco Engineering P.L.C.                                     122,800         1,444,064
 * Spirent P.L.C.                                                    1,610,055         2,192,960
 * Sportech P.L.C.                                                     846,974           149,713
   Spring Group P.L.C.                                                 406,488           750,092
   SSL International P.L.C.                                            284,176         1,534,081
   St. Ives P.L.C.                                                     154,964         1,147,086
   St. Modwen Properties P.L.C.                                        228,607         1,341,218
   Stanelco P.L.C.                                                   1,201,354           134,687
   Stanley (Charles) Group P.L.C.                                       86,800           424,750
   Stanley Leisure P.L.C.                                              235,641         2,011,568
 * Sterling Publishing Group P.L.C.                                     75,298            19,431
   Stylo P.L.C.                                                         64,096            74,737
 * Superscape P.L.C.                                                   189,476           191,757
 * Surfcontrol P.L.C.                                                   56,124           593,986
   Swallowfield P.L.C.                                                  15,000            25,037
   Sygen International P.L.C.                                          492,975           387,050
   T&F Informa Group P.L.C.                                            355,029         2,583,316
   T. Clarke P.L.C.                                                     18,714           214,266
 * Tadpole Technology P.L.C.                                           427,207            85,825
 * Tandem Group P.L.C.                                                 327,365                 0
   Tarsus Group P.L.C.                                                  86,934           199,142
   Taylor Nelson AGB P.L.C.                                            109,000           478,996
   TBI P.L.C.                                                        1,238,853         2,175,033
   Ted Baker P.L.C.                                                     82,767           731,413
   Teesland P.L.C.                                                      69,925           106,261
 * Telecity P.L.C.                                                     549,148           144,057
   Telecom Plus P.L.C.                                                  89,103           440,742
 * Telecommunications Group P.L.C.                                      45,958               659
   Telemetrix P.L.C.                                                   177,320           437,146
 * Telspec P.L.C.                                                       25,000             5,968
 * Terence Chapman Group P.L.C.                                         62,500               379
   Tex Holdings P.L.C.                                                  14,000            34,462
   The Big Food Group P.L.C.                                           595,901         1,054,322
 * The Innovation Group P.L.C.                                         940,000           688,036
   The Malcolm Group P.L.C.                                            109,377           203,976
   The Peacock Group P.L.C.                                            172,468           922,323
 * The Television Corp. P.L.C.                                          81,937           151,318
 * The Wireless Group P.L.C.                                           189,923           281,328
 * Theratase P.L.C.                                                     46,347            34,553
   Thorntons P.L.C.                                                    158,000           463,644
   Thorpe (F.W.) P.L.C.                                                 24,000           152,577
 * Thus Group P.L.C.                                                 2,022,919           551,895
   Tinsley (Eliza) Group P.L.C.                                         19,844             9,680
 * Toad Group P.L.C.                                                    85,507            17,229
   Topps Tiles P.L.C.                                                  348,450         1,519,141
   Tops Estates P.L.C.                                                 116,033           760,342
 * Torotrak P.L.C.                                                     167,633           238,071
 * Tottenham Hotspur P.L.C.                                            150,000            78,255
   Town Centre Securities (New) P.L.C.                                 142,137           887,952
   Trace Computers P.L.C.                                               33,552            51,620
 * Trafficmaster P.L.C.                                                198,201           289,554
   Transport Development Group P.L.C.                                  133,173           575,685
   Treatt P.L.C.                                                         9,957            35,782
   Trifast P.L.C.                                                      135,388           203,238
   Trio Holdings P.L.C.                                                111,411            48,386
   TT Electronics P.L.C.                                               254,463           935,507
 * TTP Communications P.L.C.                                           325,621           364,785
   Tullow Oil P.L.C.                                                   500,218         1,402,232
   U.K. Coal P.L.C.                                                    205,912           522,890

                                                                        SHARES            VALUE+
                                                                        ------            ------
   UCM Group P.L.C.                                                     41,980   $        56,307
   Ulster Television, Ltd.                                             115,602           986,808
   Ultra Electronics Holdings P.L.C.                                   100,269         1,280,801
   Ultraframe P.L.C.                                                   162,456           263,869
   Umeco P.L.C.                                                         51,019           402,112
   Uniq P.L.C.                                                         186,872           745,219
   Unite Group P.L.C.                                                  156,391           751,684
   Universal Salvage P.L.C.                                             36,111            52,805
 * Vanco P.L.C.                                                        145,748           765,347
   Vega Group P.L.C.                                                    32,300           106,913
 * Venture Production P.L.C.                                           197,404           901,756
 * Vernalis P.L.C.                                                     244,324           403,510
   Victoria P.L.C.                                                      12,000            52,282
   Victrex P.L.C.                                                      136,254           901,966
   Vislink P.L.C.                                                      103,960            41,778
   Vitec Group P.L.C.                                                   62,856           372,796
 * Volex Group P.L.C.                                                   58,801           107,391
   VP P.L.C.                                                           108,111           325,417
   VT Group P.L.C.                                                     257,959         1,460,252
   Wagon P.L.C.                                                         74,388           233,315
 * Walker Greenbank P.L.C.                                              53,105             9,136
   Warner Estate Holdings P.L.C.                                        95,471           896,265
 * Waterdorm P.L.C.                                                    105,000                 0
   Waterman P.L.C.                                                      74,473           133,292
   Watermark Group P.L.C.                                               68,660           198,545
   Weir Group P.L.C.                                                   356,454         2,024,411
   Wellington Holdings P.L.C.                                           32,446            97,580
   Wembley P.L.C.                                                       36,926           480,659
   Westbury P.L.C.                                                     202,522         1,481,884
 * Weston Medical Group P.L.C.                                          50,200             2,399
   Wetherspoon (J.D.) P.L.C.                                           282,231         1,230,702
   Whatman P.L.C.                                                      241,935         1,179,246
   White Young Green P.L.C.                                             74,666           406,810
   Whitehead Mann Group P.L.C.                                          95,000           287,055
   Whittard of Chelsea P.L.C.                                           37,487           135,109
   Wilmington Group P.L.C.                                             143,376           375,693
 * Wilshaw P.L.C.                                                      198,409            33,185
   Wilson Bowden P.L.C.                                                  7,000           133,186
   Wincanton P.L.C.                                                    163,303           870,149
   Windsor P.L.C.                                                      101,510            90,761
   Wolverhampton & Dudley Breweries
     P.L.C.                                                            125,925         2,202,565
   Wood Group (John) P.L.C.                                            881,804         2,443,289
   Woolworths Group P.L.C.                                           2,617,775         2,227,011
   Workplace Systems International
     P.L.C.                                                            238,739            74,240
   WSP Group P.L.C.                                                     94,842           418,774
   Wyevale Garden Centres P.L.C.                                        78,824           559,382
   Wyndeham Press Group P.L.C.                                          73,066           179,540
 * XAAR P.L.C.                                                         108,722           267,704
   XANSA P.L.C.                                                        575,870         1,018,183
 * Xenova Group P.L.C.                                                 607,931            72,352
   XKO Group P.L.C.                                                     30,304            40,506
   XP Power P.L.C.                                                      26,903           225,639
 * Yorkshire Group P.L.C.                                               82,504             9,068
   Young & Co's Brewery P.L.C.                                          10,000           185,921
   Young & Co's Brewery P.L.C. Class A                                   5,234   $       131,216
   Yule Catto & Co. P.L.C.                                             278,083         1,559,934
   Zotefoams P.L.C.                                                     62,000            79,996
                                                                                 ---------------
 TOTAL COMMON STOCKS
    (Cost $274,387,702)                                                              371,382,332
                                                                                 ---------------
 INVESTMENT IN CURRENCY -- (0.9%)
 * British Pound Sterling
     (Cost $3,631,644)                                                                 3,641,345
                                                                                 ---------------

 RIGHTS/WARRANTS -- (0.0%)
 * Letter of Entitlements - Audemars
     Piguet                                                             90,242                 0
 * Planestation Group P.L.C. Warrants
     01/13/11                                                          229,653             2,724
 * SFI Holdings Litigation Certificate                                  26,713                 0
 * Xenova Group P.L.C. Contingent
     Rights 08/14/11                                                    94,500                 0
 * Xenova Group P.L.C. Warrants
     12/31/08                                                           56,991             2,315
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $4,780)                                                                          5,039
                                                                                 ---------------
 TOTAL -- UNITED KINGDOM
    (Cost $278,024,126)                                                              375,028,716
                                                                                 ---------------
 UNITED STATES -- (0.1%)
 COMMON STOCKS -- (0.1%)
 * Bookham, Inc.
     (Cost $500,697)                                                    57,292           307,085
                                                                                 ---------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
     (Cost $101)                                                                             127
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                                   ------
                                                                    (000)
 TEMPORARY CASH
   INVESTMENTS -- (1.7%)
   Repurchase Agreement, PNC Capital
     Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $6,458,000 FNMA
     Notes 2.95%, 11/14/07, valued at
     $6,467,061) to be repurchased at
     $6,378,333
     (Cost $6,378,000)                                         $         6,378         6,378,000
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $284,902,924)                                                           $   381,713,928
                                                                                 ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  *  Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 FRANCE -- (12.5%)
 COMMON STOCKS -- (12.5%)
 # Bains de Mer et du Cercle des Etrangers a Monaco                                4,615   $     2,433,224                0.4%
   Carbone Lorraine                                                               40,631         1,975,195                0.3%
   CFF Recycling SA                                                               84,608         2,225,250                0.3%
   Electricite de Strasbourg                                                      23,784         3,327,592                0.5%
 # Fimalac SA                                                                    111,143         5,037,658                0.8%
   Guyenne et Gascogne SA                                                         26,000         2,871,779                0.4%
   Somfy Interational SA                                                          22,900         4,835,130                0.7%
 # SR Teleperformance                                                             90,928         2,283,048                0.3%
   Taittinger SA                                                                  12,700         3,574,538                0.5%
 # Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)             31,700         4,383,017                0.7%
   Other Securities                                                                             56,158,646                8.7%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $47,280,511)                                                                           89,105,077               13.6%
                                                                                           ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $20,863)                                                                                   33,050                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- FRANCE
   (Cost $47,301,374)                                                                           89,138,127               13.6%
                                                                                           ---------------    ---------------
 GERMANY -- (11.5%)
 COMMON STOCKS -- (11.5%)
   Ava Allgemeine Handelsgesellschaft der Verbraucher AG                          35,814         2,023,757                0.3%
   AWD Holding AG                                                                 52,932         1,988,042                0.3%
   Feilmann AG                                                                    29,181         2,016,941                0.3%
   IVG Immobilien AG                                                             143,237         2,179,536                0.3%
   K & S Aktiengesellschaft AG                                                   129,500         6,596,434                1.0%
   Leoni AG                                                                       37,500         2,496,154                0.4%
   Rheinmetall Berlin AG                                                          45,000         2,304,151                0.4%
   United Internet AG                                                             79,458         2,080,469                0.3%
   Other Securities                                                                             60,545,321                9.3%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $58,435,826)                                                                           82,230,805               12.6%
                                                                                           ---------------    ---------------
 TOTAL -- GERMANY
   (Cost $58,435,826)                                                                           82,230,805               12.6%
                                                                                           ---------------    ---------------
 SWITZERLAND -- (9.9%)
 COMMON STOCKS -- (9.8%)
   EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                     3,761         3,269,055                0.5%
   Energiedienst Holding AG                                                        8,265         2,858,844                0.4%
   Jelmoli Holding AG                                                              1,521         2,099,679                0.3%
   Nobel Biocare Holding AG                                                       23,200         4,166,724                0.6%
   PSP Swiss Property AG                                                          47,132         2,013,291                0.3%
   Other Securities                                                                             55,626,704                8.6%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $42,935,999)                                                                           70,034,297               10.7%
                                                                                           ---------------    ---------------
 PREFERRED STOCKS -- (0.1%)
   Other Securities
   (Cost $266,229)                                                                                 580,677                0.1%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 RIGHTS/WARRANTS  (0.0%)
   Other Securities
   (Cost $0)                                                                               $        48,338                0.0%
                                                                                           ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Swiss Francs
   (Cost $7,914)                                                                                     8,678                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- SWITZERLAND
   (Cost $43,210,142)                                                                           70,671,990               10.8%
                                                                                           ---------------    ---------------
 ITALY -- (7.8%)
 COMMON STOCKS -- (7.8%)
   Manifattura Lane Gaetano Marzotto & Figli SpA                                 138,000         2,458,770                0.4%
   Merloni Elettrodomestici SpA                                                  155,000         2,600,000                0.4%
   Other Securities                                                                             50,817,028                7.7%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $36,266,091)                                                                           55,875,798                8.5%
                                                                                           ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                        30,656                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- ITALY
   (Cost $36,266,091)                                                                           55,906,454                8.5%
                                                                                           ---------------    ---------------
 SWEDEN -- (7.3%)
 COMMON STOCKS -- (7.3%)
   Axfood AB                                                                      73,400         2,336,155                0.4%
   Getinge AB                                                                    176,604         2,192,889                0.4%
 * Lundin Petroleum AB                                                           322,400         2,184,460                0.3%
   Whilborg Fastigheter AB Class B                                               164,145         3,261,797                0.5%
   Other Securities                                                                             42,120,117                6.4%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $31,114,196)                                                                           52,095,418                8.0%
                                                                                           ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                           230                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- SWEDEN
   (Cost $31,114,196)                                                                           52,095,648                8.0%
                                                                                           ---------------    ---------------
 NETHERLANDS -- (5.6%)
 COMMON STOCKS -- (5.6%)
*# Ispat International NV                                                         84,322         3,534,696                0.5%
   Other Securities                                                                             36,491,765                5.6%
                                                                                           ---------------    ---------------
 TOTAL -- NETHERLANDS
   (Cost $21,941,138)                                                                           40,026,461                6.1%
                                                                                           ---------------    ---------------
 FINLAND -- (5.5%)
 COMMON STOCKS -- (5.5%)
   Rautaruukki Oyj Series K                                                      188,780         2,277,859                0.3%
 # Wartsila Corp. Oyj Series B                                                    66,460         2,306,907                0.4%
   Other Securities                                                                             34,385,090                5.3%
                                                                                           ---------------    ---------------
 TOTAL -- FINLAND
   (Cost $21,865,536)                                                                           38,969,856                6.0%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 GREECE -- (5.3%)
 COMMON STOCKS -- (5.3%)
   Bank of Piraeus S.A.                                                          163,829   $     2,573,981                0.4%
   Motor Oil (Hellas) Corinth Refineries S.A.                                    152,870         2,055,589                0.3%
   Viohalco S.A.                                                                 296,585         2,587,202                0.4%
   Other Securities                                                                             30,558,434                4.7%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $34,259,881)                                                                           37,775,206                5.8%
                                                                                           ---------------    ---------------
 PREFERRED STOCKS -- (0.0%)
   Other Securities
   (Cost $8,592)                                                                                     9,807                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- GREECE
   (Cost $34,268,473)                                                                           37,785,013                5.8%
                                                                                           ---------------    ---------------
 SPAIN -- (5.0%)
 COMMON STOCKS -- (5.0%)
   Banco de Valencia SA                                                          191,814         5,136,773                0.8%
   Other Securities                                                                             30,207,137                4.6%
                                                                                           ---------------    ---------------
 TOTAL -- SPAIN
   (Cost $15,762,077)                                                                           35,343,910                5.4%
                                                                                           ---------------    ---------------
 DENMARK -- (5.0%)
 COMMON STOCKS -- (5.0%)
   AS Dampskibsselsk Torm                                                         49,460         2,183,069                0.3%
   Codan A.S.                                                                     43,400         2,222,991                0.4%
   GN Great Nordic A.S.                                                          210,980         2,180,407                0.3%
 * Jyske Bank A.S.                                                                75,520         2,712,614                0.4%
 * Topdanmark A.S.                                                                28,300         2,137,268                0.3%
   Other Securities                                                                             23,840,047                3.7%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $17,197,739)                                                                           35,276,396                5.4%
                                                                                           ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Danish Krone
   (Cost $13,468)                                                                                   14,559                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- DENMARK
   (Cost $17,211,207)                                                                           35,290,955                5.4%
                                                                                           ---------------    ---------------
 NORWAY -- (4.6%)
 COMMON STOCKS -- (4.6%)
   Schibsted ASA                                                                 112,960         3,140,732                0.5%
   Tandberg ASA Series A                                                         217,280         2,463,681                0.4%
   Other Securities                                                                             27,049,986                4.1%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $18,720,500)                                                                           32,654,399                5.0%
                                                                                           ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $69,669)                                                                                   32,991                0.0%
                                                                                           ---------------    ---------------
 INVESTMENT IN CURRENCY -- (0.0%)
 * Norwegian Krone
   (Cost $10,735)                                                                                   11,887                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- NORWAY
   (Cost $18,800,904)                                                                           32,699,277                5.0%
                                                                                           ---------------    ---------------

                                                                                                                 PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
 BELGIUM -- (3.9%)
 COMMON STOCKS -- (3.9%)
   Banque Nationale de Belgique                                                      710   $     3,005,926                0.5%
   Cie Martime Belge SA                                                            8,237         2,386,893                0.4%
   Decuuninck                                                                     63,700         1,932,919                0.3%
   Other Securities                                                                             20,714,754                3.2%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $16,342,460)                                                                           28,040,492                4.4%
                                                                                           ---------------    ---------------
 TOTAL -- BELGIUM
   (Cost $16,342,460)                                                                           28,040,492                4.4%
                                                                                           ---------------    ---------------
 AUSTRIA -- (3.1%)
 COMMON STOCKS -- (3.1%)
   Voestalpine AG                                                                 30,095         2,152,803                0.3%
   Wienerberger AG                                                                63,642         2,831,163                0.4%
   Other Securities                                                                             16,965,015                2.6%
                                                                                           ---------------    ---------------
 TOTAL COMMON STOCKS
   (Cost $12,188,779)                                                                           21,948,981                3.3%
                                                                                           ---------------    ---------------
 RIGHTS/WARRANTS -- (0.0%)
   Other Securities
   (Cost $0)                                                                                           790                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- AUSTRIA
   (Cost $12,188,779)                                                                           21,949,771                3.3%
                                                                                           ---------------    ---------------
 IRELAND -- (2.5%)
 COMMON STOCKS -- (2.5%)
   Grafton Group P.L.C.                                                          253,939         2,575,097                0.4%
   Other Securities                                                                             15,100,143                2.3%
                                                                                           ---------------    ---------------
 TOTAL -- IRELAND
   (Cost $9,337,566)                                                                            17,675,240                2.7%
                                                                                           ---------------    ---------------
 PORTUGAL -- (1.6%)
 COMMON STOCKS -- (1.6%)
 * Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
     Administracao e Participacoes Financeiros SA)                               170,757         2,172,482                0.3%
   Other Securities                                                                              9,540,919                1.5%
                                                                                           ---------------    ---------------
 TOTAL -- PORTUGAL
   (Cost $6,643,075)                                                                            11,713,401                1.8%
                                                                                           ---------------    ---------------
 UNITED STATES -- (0.0%)
 COMMON STOCKS -- (0.0%)
   Other Securities                                                                                104,285                0.0%
                                                                                           ---------------    ---------------
 TOTAL -- UNITED STATES
   (Cost $214,919)                                                                                 104,285                0.0%
                                                                                           ---------------    ---------------
 EMU -- (0.0%)
 INVESTMENT IN CURRENCY -- (0.0%)
 * Euro Currency
   (Cost $64,998)                                                                                   67,307                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE                              PERCENTAGE
                                                                             AMOUNT                 VALUE+    OF NET ASSETS**
                                                                             ------                 ------    ---------------
                                                                              (000)
 TEMPORARY CASH INVESTMENTS -- (8.9%)
   Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
     (Collateralized by $60,319,792 U.S. Treasury Note 1.625%,
      03/31/05, valued at $60,194,931) to be repurchased at
      $60,198,191 (Cost $60,194,930)^                                    $        60,195   $    60,194,930                9.2%
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
     (Collateralized by $3,177,000 FNMA Notes 2.95%, 11/14/07,
     valued at $3,181,457) to be repurchased at $3,137,164
     (Cost $3,137,000)                                                             3,137         3,137,000                0.5%
                                                                                           ---------------    ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $63,331,930)                                                                           63,331,930                9.7%
                                                                                           ---------------    ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (COST $454,300,691)                                                                     $   713,040,922              109.1%
                                                                                           ===============    ===============

----------
 +    Securities have been fair valued. See Note B to Financial Statements.
 *    Non-Income Producing Securities.
 #    Total or Partial Securities on Loan.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ^    Security purchased with cash proceeds from securities on loan.
      "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
SOUTH AFRICA -- (11.1%)
COMMON STOCKS -- (11.1%)
  ABSA Group, Ltd.                                                               480,421   $     5,831,955               0.5%
  Anglo American Platinum Corp., Ltd.                                            210,559         7,712,550               0.7%
  Anglo American PLC                                                             667,281        15,937,778               1.4%
  Anglogold, Ltd.                                                                222,894         8,928,836               0.8%
  Firstrand, Ltd.                                                              4,491,809        10,130,981               0.9%
  MTN Group, Ltd.                                                              1,045,719         7,304,273               0.6%
  Standard Bank Group, Ltd.                                                      634,566         6,608,059               0.6%
  Telkom SA, Ltd.                                                                500,646         8,563,415               0.7%
  Other Securities                                                                              57,983,296               4.9%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH AFRICA
  (Cost $96,979,478)                                                                           129,001,143              11.1%
                                                                                           ---------------   ---------------
BRAZIL -- (11.1%)
PREFERRED STOCKS -- (9.7%)
  Banci Itau Holding Financeira SA                                                75,900         9,877,883               0.9%
  Banco Bradesco SA                                                              120,418         7,880,296               0.7%
  Telesp Participacoes SA                                                    577,200,000        10,313,206               0.9%
  Vale do Rio Doce Series A                                                      819,580        16,873,706               1.5%
  Other Securities                                                                              67,062,016               5.7%
                                                                                           ---------------   ---------------
TOTAL PREFERRED STOCKS
  (Cost $67,635,358)                                                                           112,007,107               9.7%
                                                                                           ---------------   ---------------
COMMON STOCKS -- (1.4%)
  Souza Cruz Industria e Comercio                                                461,300         5,884,967               0.5%
  Other Securities                                                                              10,373,366               0.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $9,281,143)                                                                             16,258,333               1.4%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                        372,244               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BRAZIL
  (Cost $76,916,501)                                                                           128,637,684              11.1%
                                                                                           ---------------   ---------------
SOUTH KOREA -- (10.9%)
COMMON STOCKS -- (10.9%)
  Korea Electric Power Corp.                                                     401,210         9,981,231               0.9%
  KT Corp.                                                                       162,170         6,523,746               0.6%
  POSCO                                                                           35,010         6,539,733               0.6%
  Samsung Electronics Co., Ltd.                                                   51,538        21,236,622               1.8%
  SK Telecom Co., Ltd.                                                            45,435         8,519,611               0.7%
  Other Securities                                                                              74,107,542               6.3%
                                                                                           ---------------   ---------------
TOTAL -- SOUTH KOREA
  (Cost $74,443,776)                                                                           126,908,485              10.9%
                                                                                           ---------------   ---------------
MEXICO -- (10.4%)
COMMON STOCKS -- (10.4%)
  America Movil S.A. de C.V. Series L                                          7,988,600        18,614,628               1.6%
* America Telecom S.A. de C.V. Series A                                        4,184,776        10,399,737               0.9%
  Cementos de Mexico S.A. de C.V. Series B                                     1,327,717         8,562,292               0.7%
  Telefonos de Mexico S.A. Series L                                            6,971,000        12,170,183               1.1%
  Wal-Mart de Mexico S.A. de C.V. Series V                                     3,999,535        13,715,643               1.2%
  Other Securities                                                                              57,747,650               5.0%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $81,116,490)                                                                           121,210,133              10.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
  (Cost $15,009)                                                                           $        15,482               0.0%
                                                                                           ---------------   ---------------
TOTAL -- MEXICO
  (Cost $81,131,499)                                                                           121,225,615              10.5%
                                                                                           ---------------   ---------------
TAIWAN -- (10.3%)
COMMON STOCKS -- (10.3%)
  Cathay Financial Holdings Co., Ltd.                                          3,854,529         7,391,350               0.6%
  Taiwan Semiconductor Manufacturing Co., Ltd.                                10,081,936        14,594,208               1.3%
  Other Securities                                                                              96,804,555               8.4%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $108,748,015)                                                                          118,790,113              10.3%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
  (Cost $171,829)                                                                                  176,469               0.0%
                                                                                           ---------------   ---------------
TOTAL -- TAIWAN
  (Cost $108,919,844)                                                                          118,966,582              10.3%
                                                                                           ---------------   ---------------
MALAYSIA -- (6.8%)
COMMON STOCKS -- (6.8%)
  Malayan Banking Berhad                                                       2,723,700         8,591,737               0.7%
  Telekom Malaysia Berhad                                                      2,421,800         7,640,956               0.7%
  Tenaga Nasional Berhad                                                       2,504,900         7,445,967               0.6%
  Other Securities                                                                              55,357,499               4.8%
                                                                                           ---------------   ---------------
TOTAL -- MALAYSIA
  (Cost $67,790,034)                                                                            79,036,159               6.8%
                                                                                           ---------------   ---------------
TURKEY -- (6.6%)
COMMON STOCKS -- (6.6%)
  Akbank T.A.S                                                             2,264,998,827        10,743,503               0.9%
* Arcelik A.S.                                                             1,549,702,646         8,335,271               0.7%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                              1,595,341,000         6,625,048               0.6%
  Koc Holding A.S.                                                         1,058,111,057         5,807,329               0.5%
  Turkiye Is Bankasi A.S. Series C                                         2,002,976,408         9,438,028               0.8%
  Other Securities                                                                              36,156,830               3.2%
                                                                                           ---------------   ---------------
TOTAL -- TURKEY
  (Cost $29,310,927)                                                                            77,106,009               6.7%
                                                                                           ---------------   ---------------
INDONESIA -- (6.6%)
COMMON STOCKS -- (6.6%)
  PT Astra International Tbk                                                   8,470,461         8,436,117               0.7%
  PT Gudang Garam Tbk                                                          4,695,500         6,937,933               0.6%
  PT Hanjaya Mandala Sampoerna Tbk                                            13,377,500         9,996,413               0.9%
  PT Indonesian Satellite Corp.Tbk                                            14,967,500         9,527,867               0.8%
  PT Telekomunikasi Indonesia (Persero) Tbk                                   37,153,640        20,558,242               1.8%
  PT Unilever Tbk                                                             16,022,000         5,904,355               0.5%
  Other Securities                                                                              15,129,815               1.3%
                                                                                           ---------------   ---------------
TOTAL -- INDONESIA
  (Cost $47,079,243)                                                                            76,490,742               6.6%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
ISRAEL -- (5.6%)
COMMON STOCKS -- (5.6%)
  Bank Hapoalim, Ltd.                                                          2,309,640   $     6,733,271               0.6%
  Bank Leumi Le-Israel                                                         2,802,069         6,579,850               0.6%
  Teva Pharmaceutical Industries, Ltd.                                           418,280        11,471,432               1.0%
  Other Securities                                                                              40,226,375               3.4%
                                                                                           ---------------   ---------------
TOTAL -- ISRAEL
  (Cost $37,006,829)                                                                            65,010,928               5.6%
                                                                                           ---------------   ---------------
THAILAND -- (4.7%)
COMMON STOCKS -- (4.7%)
  Advance Info Service Public Co., Ltd. (Foreign)                              5,982,000        14,875,311               1.3%
  Shin Corporation Public Co., Ltd. (Foreign)                                  6,122,000         5,902,969               0.5%
  Other Securities                                                                              34,123,991               2.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $43,496,151)                                                                            54,902,271               4.7%
                                                                                           ---------------   ---------------
TOTAL -- THAILAND
  (Cost $43,496,151)                                                                            54,902,271               4.7%
                                                                                           ---------------   ---------------
UNITED STATES -- (4.2%)
COMMON STOCKS -- (4.2%)
  Banco Santander Chile Sponsored ADR                                            295,998         8,805,940               0.8%
  Empresa Nacional de Electricidad SA ADR                                        514,018         8,424,755               0.7%
  Other Securities                                                                              31,389,842               2.7%
                                                                                           ---------------   ---------------
TOTAL -- UNITED STATES
  (Cost $40,357,553)                                                                            48,620,537               4.2%
                                                                                           ---------------   ---------------
HUNGARY -- (3.3%)
COMMON STOCKS -- (3.3%)
  Magyar Olay-Es Gazipari RT                                                     168,429        11,378,991               1.0%
  Orszagos Takerekpenztar es Keresdelmi Bank RT                                  386,220        11,120,548               0.9%
  Other Securities                                                                              15,979,329               1.4%
                                                                                           ---------------   ---------------
TOTAL -- HUNGARY
  (Cost $15,788,433)                                                                            38,478,868               3.3%
                                                                                           ---------------   ---------------
POLAND -- (2.9%)
COMMON STOCKS -- (2.9%)
  Bank Polska Kasa Opieki - Grupa Pekao SA                                       156,792         6,298,522               0.5%
  Other Securities                                                                              27,657,372               2.4%
                                                                                           ---------------   ---------------
TOTAL -- POLAND
  (Cost $20,586,160)                                                                            33,955,894               2.9%
                                                                                           ---------------   ---------------
PHILIPPINES -- (2.8%)
COMMON STOCKS -- (2.8%)
* Philippine Long Distance Telephone Co.                                         347,030         8,433,097               0.7%
  Other Securities                                                                              23,715,875               2.1%
                                                                                           ---------------   ---------------
TOTAL -- PHILIPPINES
  (Cost $42,708,447)                                                                            32,148,972               2.8%
                                                                                           ---------------   ---------------
ARGENTINA -- (1.6%)
COMMON STOCKS -- (1.6%)
  Other Securities                                                                              18,610,833               1.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $24,666,819)                                                                            18,610,833               1.6%
                                                                                           ---------------   ---------------

                                                                              FACE                             PERCENTAGE
                                                                             AMOUNT                 VALUE+   OF NET ASSETS**
                                                                             ------                 ------   ---------------
                                                                             (000)
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                $       102,586               0.0%
                                                                                           ---------------   ---------------
 TOTAL -- ARGENTINA
  (Cost $24,666,819)                                                                            18,713,419               1.6%
                                                                                           ---------------   ---------------
CZECH REPUBLIC -- (0.6%)
COMMON STOCKS -- (0.6%)
  Other Securities                                                                               7,305,929               0.6%
                                                                                           ---------------   ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $5,099,679)                                                                              7,305,929               0.6%
                                                                                           ---------------   ---------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07,
  valued at $5,223,318) to be repurchased at $5,151,269
  (Cost $5,151,000)                                                      $         5,151         5,151,000               0.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (COST $817,432,373)                                                                      $ 1,161,660,237             100.1%
                                                                                           ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
BRAZIL -- (12.0%)
PREFERRED STOCKS -- (10.9%)
* Acesita SA                                                                      97,876   $     1,282,823                0.5%
* Braskem SA                                                                  53,000,001         2,307,059                1.0%
  Compania Paranaense de Energia Series B                                    232,500,000         1,070,184                0.5%
* Electropaulo Electrecidade Metropolitana                                    29,980,000           791,384                0.3%
  Klabin SA                                                                      687,000         1,212,353                0.5%
  Lojas Americanas SA                                                         68,290,369           913,886                0.4%
  Metalurgica Gerdau SA                                                           59,302         1,395,559                0.6%
  Perdigao SA NPV                                                                 47,900           845,822                0.4%
  Sadia SA                                                                       585,000         1,182,904                0.5%
  Suzano Bahia Sul Papel e Celullose SA                                          292,650         1,317,968                0.6%
  Tele Celular Sul Participacoes SA                                          783,795,284         1,207,391                0.5%
  Tele Centro Oeste Celular Participacoes SA                                 279,011,618           936,535                0.4%
  Telesudeste Celular Participacoes SA                                       355,800,000           797,934                0.3%
  Ultrapar Participants                                                       69,939,437         1,289,508                0.5%
  Unia des Industrias Petroquimicas SA Series B                                  563,520           743,764                0.3%
  Other Securities                                                                               8,263,352                3.5%
                                                                                           ---------------    ---------------
TOTAL PREFERRED STOCKS
  (Cost $14,932,357)                                                                            25,558,426               10.8%
                                                                                           ---------------    ---------------
COMMON STOCKS -- (1.1%)
  Petroquimica do Sul Copesul                                                 18,200,000         2,141,176                0.9%
  Other Securities                                                                                 369,159                0.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $1,145,539)                                                                              2,510,335                1.1%
                                                                                           ---------------    ---------------
TOTAL -- BRAZIL
  (Cost $16,077,896)                                                                            28,068,761               11.9%
                                                                                           ---------------    ---------------
SOUTH KOREA -- (11.7%)
COMMON STOCKS -- (11.7%)
  Dongkuk Steel Mill Co., Ltd.                                                    43,637           800,699                0.3%
* Hyundai Merchant Marine Co., Ltd.                                               65,410         1,000,126                0.4%
  Other Securities                                                                              25,667,671               10.8%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH KOREA
  (Cost $20,410,180)                                                                            27,468,496               11.5%
                                                                                           ---------------    ---------------
SOUTH AFRICA -- (11.6%)
COMMON STOCKS -- (11.6%)
  Aspen Pharmacare Holdings PLC                                                  297,721           847,245                0.4%
  Foschini, Ltd.                                                                 168,564         1,028,317                0.4%
  Metropolitan Holdings, Ltd.                                                    451,465           744,437                0.3%
  Shoprite Holdings Ltd.                                                         378,315           836,707                0.4%
  Tongaat-Hulett Group, Ltd.                                                      93,729           808,683                0.3%
  Truworths International, Ltd.                                                  312,815           903,870                0.4%
  Other Securities                                                                              22,114,240                9.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,461,411)                                                                            27,283,499               11.5%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
  (Cost $3,130)                                                                                      3,331                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $19,464,541)                                                                            27,286,830               11.5%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
MALAYSIA -- (10.9%)
COMMON STOCKS -- (10.9%)
  Other Securities
  (Cost $26,120,664)                                                                       $    25,665,786               10.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $605)                                                                                       14,084                0.0%
                                                                                           ---------------    ---------------
TOTAL -- MALAYSIA
  (Cost $26,121,269)                                                                            25,679,870               10.8%
                                                                                           ---------------    ---------------
TAIWAN -- (10.8%)
COMMON STOCKS -- (10.8%)
  Other Securities
  (Cost $24,561,813)                                                                            25,248,047               10.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Taiwan Dollar
  (Cost $83,062)                                                                                    84,632                0.0%
                                                                                           ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $24,644,875)                                                                            25,332,679               10.6%
                                                                                           ---------------    ---------------
MEXICO -- (7.2%)
COMMON STOCKS -- (7.2%)
* Consorcio Ara S.A.                                                             616,000         1,813,419                0.8%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        1,326,100         1,485,945                0.6%
* Corporacion Geo S.A. de C.V. Series B                                        1,330,000         2,487,808                1.1%
* Corporacion Interamericana de Entramiento S.A. de C.V. Series B                703,769         1,905,679                0.8%
  Embotelladora Arca SA de C.V., Mexico                                          770,000         1,433,451                0.6%
* Empresas ICA Sociedad Controladora S.A. de C.V.                              6,256,350         2,234,660                0.9%
  Gruma S.A. de C.V. Series B                                                    414,000           865,853                0.4%
  Grupo Cementos de Chihuahua, S.A. de C.V.                                      474,900           966,572                0.4%
  Industrias Penoles S.A. de C.V.                                                162,000           844,145                0.4%
  Vitro S.A.                                                                     811,000           751,277                0.3%
  Other Securities                                                                               2,028,141                0.8%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $11,921,083)                                                                            16,816,950                7.1%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
  (Cost $8,636)                                                                                      7,007                0.0%
                                                                                           ---------------    ---------------
TOTAL -- MEXICO
  (Cost $11,929,719)                                                                            16,823,957                7.1%
                                                                                           ---------------    ---------------
TURKEY -- (7.1%)
COMMON STOCKS -- (7.1%)
  Akcansa Cimento Sanayi ve Ticaret A.S.                                     274,876,875           905,329                0.4%
  Aksigorta A.S.                                                             285,150,627           908,152                0.4%
  Anadolu Cam Sanayii A.S.                                                   251,092,987           781,364                0.3%
* Finansbank                                                                 725,696,395           820,933                0.3%
  Other Securities                                                                              13,290,744                5.6%
                                                                                           ---------------    ---------------
TOTAL -- TURKEY
  (Cost $10,666,112)                                                                            16,706,522                7.0%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
ISRAEL -- (6.9%)
COMMON STOCKS -- (6.9%)
* AudioCodes, Ltd.                                                                51,866   $       776,522                0.3%
  Delek Automotive Systems, Ltd.                                                 113,889           749,074                0.3%
* Koor Industries, Ltd.                                                           19,500           907,196                0.4%
  Lipman Electronic Engineering, Ltd.                                             28,513           816,829                0.4%
  Other Securities                                                                              12,937,565                5.4%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $11,974,272)                                                                            16,187,186                6.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                         10,090                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ISRAEL
  (Cost $11,974,272)                                                                            16,197,276                6.8%
                                                                                           ---------------    ---------------
INDONESIA -- (6.3%)
COMMON STOCKS -- (6.3%)
  PT Astra Agro Lestari Tbk                                                    6,656,000         2,432,608                1.0%
  PT Bank NISP Tbk                                                            13,832,920         1,070,567                0.5%
  PT Berlian Laju Tanker Tbk                                                  14,767,200         1,306,803                0.6%
  PT Kalbe Farma Tbk                                                          25,907,600         1,790,024                0.8%
  Other Securities                                                                               8,156,100                3.3%
                                                                                           ---------------    ---------------
TOTAL -- INDONESIA
  (Cost $8,065,050)                                                                             14,756,102                6.2%
                                                                                           ---------------    ---------------
THAILAND -- (6.0%)
COMMON STOCKS -- (6.0%)
  Other Securities
  (Cost $12,072,322)                                                                            14,203,397                6.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Thailand Baht
  (Cost $775)                                                                                          783                0.0%
                                                                                           ---------------    ---------------
TOTAL -- THAILAND
  (Cost $12,073,097)                                                                            14,204,180                6.0%
                                                                                           ---------------    ---------------
POLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
* Cersanit-Krasnystaw SA                                                          22,217           777,351                0.3%
  Zaklady Metali Lekkich Kety SA                                                  19,615           822,546                0.3%
  Other Securities                                                                               6,174,655                2.6%
                                                                                           ---------------    ---------------
TOTAL -- POLAND
  (Cost $4,125,018)                                                                              7,774,552                3.2%
                                                                                           ---------------    ---------------
PHILIPPINES -- (2.3%)
COMMON STOCKS -- (2.3%)
  Other Securities                                                                               5,516,670                2.3%
                                                                                           ---------------    ---------------
TOTAL -- PHILIPPINES
  (Cost $6,088,006)                                                                              5,516,670                2.3%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
HUNGARY -- (2.2%)
COMMON STOCKS -- (2.2%)
* Danubius Hotel & Spa RT                                                         58,038   $     1,700,654                0.7%
  Delmagyarorszagi Aramszolgaltato Demasz RT                                      15,581         1,182,071                0.5%
  Other Securities                                                                               2,246,117                1.0%
                                                                                           ---------------    ---------------
TOTAL -- HUNGARY
  (Cost $4,841,731)                                                                              5,128,842                2.2%

ARGENTINA -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities
  (Cost $2,762,771)                                                                              2,718,747                1.1%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
  (Cost $22,611)                                                                                    22,935                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ARGENTINA
  (Cost $2,785,382)                                                                              2,741,682                1.1%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $1,157,000 FNMA Notes 2.95%, 11/14/07,
    valued at $1,158,623) to be repurchased at $1,142,060
    (Cost $1,142,000)                                                    $         1,142         1,142,000                0.5%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $180,409,148)                                                                      $   234,828,419               98.7%
                                                                                           ===============    ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
     "Other securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
UNITED STATES -- (74.7%)
COMMERCIAL PAPER -- (41.8%)
Barton Capital Corp.
     2.030%, 12/10/04                                          $         1,700   $     1,699,121
     2.150%, 01/10/05                                                   47,900        47,781,261
Caisse D'Amortisement de Dette Sociale
     1.920%, 12/06/04                                                    2,000         1,999,439
     1.890%, 12/08/04                                                   36,300        36,285,741
Canadian Wheat Board
     2.110%, 01/10/05                                                   15,100        15,062,904
     2.190%, 01/24/05                                                   17,500        17,440,859
CBA (DE) Finance, Inc.
     2.140%, 01/05/05                                                    4,000         3,991,538
CDC Commercial Paper Corp.
     2.010%, 12/10/04                                                      800           799,596
Ciesco L.P.
     2.090%, 12/27/04                                                    6,300         6,290,190
     2.230%, 01/18/05                                                   45,300        45,162,587
Dexia Delaware LLC
     2.060%, 12/17/04                                                   27,129        27,104,521
DuPont (E.I.) de Nemours & Co., Inc.
     2.000%, 12/03/04                                                   27,400        27,396,923
     2.090%, 12/27/04                                                   25,000        24,961,830
Kittyhawk Funding Corp.
     2.050%, 12/15/04                                                   40,000        39,967,332
     2.100%, 12/23/04                                                    4,600         4,593,925
Koch Industries, Inc.
     1.940%, 12/01/04                                                   35,000        35,000,000
     2.140%, 12/27/04                                                    5,700         5,691,297
Nestle Capital Corp.
     2.060%, 01/04/05                                                   49,600        49,498,394
     2.090%, 01/04/05                                                    2,000         1,995,903
Paccar Financial Corp.
     2.130%, 12/31/04                                                   51,000        50,908,664
Pfizer, Inc.
     2.130%, 01/14/05                                                   12,200        12,166,599
     2.140%, 01/14/05                                                    1,700         1,695,346
Procter & Gamble Co.
     2.150%, 01/19/05                                                   10,000         9,969,429
Rabobank
     2.010%, 12/15/04                                                   50,000        49,960,720
Sheffield Receivables Corp.
     1.990%, 12/06/04                                                   35,000        34,989,937
     2.220%, 01/13/05                                                   17,500        17,452,696
Siemens Capital Corp.
     1.930%, 12/02/04                                                   18,600        18,598,955
     1.840%, 12/03/04                                                    1,100         1,099,876
     2.000%, 12/07/04                                                   13,400        13,395,488
     2.010%, 12/15/04                                                    2,700         2,697,879
     2.020%, 12/15/04                                                   16,500        16,487,038
UBS Finance Delaware, Inc.
     1.930%, 12/03/04                                                    1,000           999,888
     1.905%, 12/09/04                                                   50,000        49,977,555
Windmill Funding Corp.
     1.880%, 12/02/04                                              $    12,300   $    12,299,293
     1.890%, 12/03/04                                                   18,200        18,197,907
     1.930%, 12/06/04                                                    1,050         1,049,698
     2.050%, 12/21/04                                                   16,000        15,980,800
     2.080%, 12/22/04                                                    2,000         1,997,466
     2.200%, 01/21/05                                                    2,800         2,790,876
                                                                                 ---------------
TOTAL COMMERCIAL PAPER
  (Cost $725,466,064)                                                                725,439,471
                                                                                 ---------------
AGENCY OBLIGATIONS -- (19.4%)
Federal Farm Credit Bank
     2.600%, 09/07/06                                                   44,600        44,179,511
     2.750%, 09/29/06                                                   28,000        27,791,176
Federal Home Loan Bank
     2.250%, 05/15/06                                                   34,400        34,013,619
     2.875%, 08/15/06                                                   36,000        35,847,576
Federal Home Loan Mortgage
   Corporation
     2.750%, 08/15/06                                                   57,000        56,650,932
     2.750%, 10/15/06                                                   16,000        15,876,512
Federal National Mortgage Association
     2.125%, 04/15/06                                                   24,000        23,714,184
     3.125%, 07/15/06                                                   48,000        48,001,872
     4.375%, 10/15/06                                                   24,300        24,819,996
     2.625%, 11/15/06                                                   25,000        24,722,100
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $337,757,476)                                                                335,617,478
                                                                                 ---------------
BONDS -- (13.5%)
Bayerische Landesbank Medium Term
  Notes
     2.500%, 04/28/06                                                   40,700        40,032,113
Citigroup Global Markets
     5.875%, 03/15/06                                                    8,000         8,274,536
Citigroup, Inc.
     5.750%, 05/10/06                                                   38,050        39,400,166
     5.500%, 08/09/06                                                   12,400        12,854,770
General Electric Capital Corp.
     2.970%, 07/26/06                                                   52,000        51,813,788
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                                   53,000        52,735,689
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                                   10,000        10,368,350
Wells Fargo & Co.
     6.125%, 02/15/06                                                    9,000         9,308,277
     5.900%, 05/21/06                                                    8,600         8,945,582
                                                                                 ---------------
TOTAL -- BONDS
  (Cost $235,423,632)                                                                233,733,271
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $1,298,647,172)                                                            1,294,790,220
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (10.0%)
BONDS -- (10.0%)
Asian Development Bank
     2.375%, 03/15/06                                          $        12,600   $    12,524,211
European Investment Bank
     3.000%, 08/15/06                                                   52,600        52,497,377
Inter-American Development Bank
     6.125%, 03/08/06                                                   52,000        54,041,884
International Finance Corp.
     5.250%, 05/02/06                                                   18,400        18,905,025
World Bank (International Bank for
   Reconstruction & Development)
   Corporate Bonds
     5.000%, 03/28/06                                                   34,600        35,541,155
                                                                                 ---------------
TOTAL -- SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $175,250,352)                                                                173,509,652
                                                                                 ---------------
CANADA -- (4.2%)
BONDS -- (4.2%)
British Columbia, Province of
     4.625%, 10/03/06                                                   48,040        49,232,929
Ontario, Province of
     6.000%, 02/21/06                                                   23,000        23,790,786
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $73,723,799)                                                                  73,023,715
                                                                                 ---------------
NORWAY -- (3.0%)
BONDS -- (3.0%)
Eksportfinans ASA 5.750%, 06/06/06
  (Cost $52,206,459)                                           $        50,000   $    51,889,000
                                                                                 ---------------
GERMANY -- (6.5%)
BONDS -- (6.5%)
Bayerische Landesbank
     2.600%, 10/16/06                                                   10,000         9,858,720
KFW International Finance, Inc.
   Corporate Bonds
     5.250%, 06/28/06                                                   53,000        54,843,605
Landwirtschaft Rentenbank
   4.500%, 10/23/06
   (Cost $113,309,059)                                                  47,000       112,770,541
                                                                                 ---------------
FINLAND -- (1.3%)
BONDS -- (1.3%)
Republic of Finland 5.875%, 02/27/06
  (Cost $23,196,023)                                                    22,100        22,896,882
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.3%)
 Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $4,525,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $4,544,412) to be
    repurchased at $4,497,235
    (Cost $4,497,000)                                                    4,497         4,497,000
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,740,829,864)                                                          $ 1,733,377,010
                                                                                 ===============

----------
+   See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                   THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
UNITED STATES -- (48.4%)
AGENCY OBLIGATIONS -- (38.1%)
Federal Farm Credit Bank
     2.750%, 09/29/06                                          $       141,060   $   140,007,974
Federal Home Loan Bank
     2.250%, 05/15/06                                                   13,000        12,853,984
     1.875%, 06/15/06                                                    7,000         6,874,840
     2.875%, 08/15/06                                                   77,800        77,470,595
     2.625%, 10/16/06                                                   66,000        65,327,988
Federal Home Loan Mortgage
  Corporation
     2.375%, 04/15/06                                                   20,000        19,830,480
     5.500%, 07/15/06                                                   21,600        22,416,286
     2.750%, 08/15/06                                                   31,500        31,307,094
     2.750%, 10/15/06                                                   90,000        89,305,380
Federal National Mortgage Association
     2.125%, 04/15/06                                                   28,000        27,666,548
     2.250%, 05/15/06                                                   17,000        16,797,122
     3.125%, 07/15/06                                                    7,000         7,000,273
     4.375%, 10/15/06                                                  121,000       123,589,279
                                                                                 ---------------
TOTAL AGENCY OBLIGATIONS
  (Cost $645,035,204)                                                                640,447,843
                                                                                 ---------------
BONDS -- (10.3%)
Citigroup, Inc.
     5.750%, 05/10/06                                                   14,700        15,221,615
     6.250%, 05/15/06                                                   28,079        29,294,175
     5.500%, 08/09/06                                                    6,600         6,842,055
General Electric Capital Corp.
     2.970%, 07/26/06                                                   45,200        45,038,139
Toyota Motor Credit Corp.
     2.900%, 07/14/06                                                    5,200         5,174,068
Toyota Motor Credit Corp.
  Medium Term Note
     3.000%, 06/09/06                                                   40,000        39,709,600
Wal-Mart Stores, Inc. Corporate Bonds
     5.450%, 08/01/06                                                    8,383         8,691,788
Wells Fargo & Co.
     6.125%, 02/15/06                                                    5,500         5,688,391
     5.900%, 05/21/06                                                   17,035        17,719,534
                                                                                 ---------------
TOTAL BONDS
  (Cost $174,260,700)                                                                173,379,365
                                                                                 ---------------
TOTAL -- UNITED STATES
  (Cost $819,295,904)                                                                813,827,208
                                                                                 ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (13.8%)
BONDS -- (13.8%)
Asian Development Bank
     2.375%, 03/15/06                                          $        34,400   $    34,193,084
European Bank For
  Reconstruction & Development
     5.375%, 06/15/06                                                   17,700        18,303,818
European Investment Bank
     3.000%, 08/15/06                                                   34,000        33,933,666
     4.875%, 09/06/06                                                   13,000        13,390,416
Inter-American Development Bank
     6.125%, 03/08/06                                                   41,800        43,441,361
Nordic Investment Bank
     2.750%, 01/11/06                                                   42,500        42,382,742
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
     5.000%, 03/28/06                                                    7,000         7,190,407
     4.375%, 09/28/06                                                   37,500        38,360,100
                                                                                 ---------------
TOTAL SUPRANATIONAL
  ORGANIZATION OBLIGATIONS
  (Cost $233,056,184)                                                                231,195,594
                                                                                 ---------------
CANADA -- (11.7%)
BONDS -- (11.7%)
British Columbia, Province of
     4.625%, 10/03/06                                                   48,500        49,704,352
Canada Housing Trust
     5.527%, 06/15/06@                                                  31,500        27,532,862
Canadian Government Bonds
     6.750%, 08/28/06                                                   46,700        49,557,526
Export Development Corp.
     2.750%, 12/12/05                                                    8,600         8,598,237
Manitoba, Province of
     4.250%, 11/20/06                                                   10,000        10,212,390
Ontario, Province of
     3.500%, 09/08/06@                                                  60,300        51,164,098
                                                                                 ---------------
TOTAL BONDS
  (Cost $191,967,280)                                                                196,769,465
                                                                                 ---------------
INVESTMENT IN CURRENCY -- (0.0%)
*Canadian Dollars
  (Cost $830)                                                                                915
                                                                                 ---------------
TOTAL -- CANADA
  (Cost $191,968,110)                                                                196,770,380
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT                 VALUE+
                                                                   ------                 ------
                                                                    (000)
NETHERLANDS -- (5.2%)
BONDS -- (5.2%)
Bank Nederlandse Gemeenten
     4.375%, 12/30/05                                          $        37,500   $    38,048,250
     5.250%, 04/10/06                                                    7,400         7,610,160
Nederlandse Waterschapsbank NV
     4.250%, 12/28/05                                                   10,000        10,127,000
Rabobank
     5.750%, 05/25/06                                                   30,000        31,119,000
                                                                                 ---------------
TOTAL -- NETHERLANDS
  (Cost $87,632,929)                                                                  86,904,410
                                                                                 ---------------
GERMANY -- (8.3%)
BONDS -- (8.3%)
Bayerische Landesbank Medium
   Term Notes
     2.500%, 04/28/06                                                   42,400        41,704,216
KFW International Finance, Inc.
  Corporate Bonds
     5.250%, 06/28/06                                                   45,000        46,565,325
Landeskreditbank
  Baden-Wuerttemberg - Foerderbank
     4.500%, 12/30/05                                                    7,000         7,112,700
Landwirtschaft Rentenbank
     4.500%, 10/23/06                                                   24,237        24,787,858
Landwirtschaft Rentenbank
     6.625%, 12/08/05                                                   18,500        19,166,000
                                                                                 ---------------
TOTAL -- GERMANY
 (Cost $140,383,906)                                                                 139,336,099
                                                                                 ---------------
NORWAY -- (2.8%)
BONDS -- (2.8%)
Eksportfinans ASA
    5.750%, 06/06/06
    (Cost $47,691,149)                                                  45,700        47,426,546
                                                                                 ---------------
SWEDEN -- (2.4%)
BONDS -- (2.4%)
Sweden (Kingdom of)
    4.375%, 12/20/05
    (Cost $40,508,185)                                                  39,500        40,135,950
                                                                                 ---------------
SPAIN -- (2.3%)
BONDS -- (2.3%)
Institut de Credito Oficial
     2.750%, 12/05/05                                                   17,000        16,976,710
     2.375%, 04/18/06                                                   22,000        21,819,600
                                                                                 ---------------
TOTAL -- SPAIN
  (Cost $39,049,135)                                                                  38,796,310
                                                                                 ---------------
UNITED KINGDOM -- (1.9%)
BONDS -- (1.9%)
BP Capital Markets P.L.C.
     4.625%, 12/12/05                                          $         5,000   $     5,082,000
Landesbank Baden-Wuerttemberg
  Capital Markets P.L.C.
     5.500%, 02/23/06                                                   26,000        26,738,400
                                                                                 ---------------
TOTAL -- UNITED KINGDOM
  (Cost $32,088,934)                                                                  31,820,400
                                                                                 ---------------
FINLAND -- (1.2%)
BONDS -- (1.2%)
Republic of Finland
    5.875%, 02/27/06
    (Cost $20,467,487)                                                  19,500        20,203,131
                                                                                 ---------------
FRANCE -- (0.9%)
BONDS -- (0.9%)
Dexia Municipal Agency Medium Term
  Notes
    5.125%, 09/11/06
    (Cost $15,584,641)                                                  15,000        15,452,100
                                                                                 ---------------
AUSTRIA -- (0.6%)
BONDS -- (0.6%)
Bank Austria AG Medium Term Notes
    5.750%, 06/08/06
    (Cost $10,440,775)                                                  10,000        10,366,000
                                                                                 ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc, 1.88%, 12/01/04
   (Collateralized by $8,652,000 FNMA
   Notes 2.95%, 11/14/07, valued
   at $8,664,139) to be repurchased at
   $ 8,545,446 (Cost $8,545,000)                                         8,545         8,544,554
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,686,712,339)                                                          $ 1,680,778,682
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
@    Denominated in local currency or the Euro.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                                NOVEMBER 30, 2004
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                              THE U.S.         THE ENHANCED         THE U.S.           THE U.S.
                                                               LARGE            U.S. LARGE         LARGE CAP           SMALL XM
                                                              COMPANY            COMPANY             VALUE              VALUE
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $365,201, $0, $450,016
   and $10,389 of securities on loan, respectively)       $      3,863,486   $        218,255   $      4,386,085   $        214,542
Cash                                                                 4,320                  1                  2                  9
Receivables:
   Investment Securities Sold                                           --                 --                 --              2,189
   Dividends, Interest, and Tax Reclaims                            16,343              1,778              7,596                186
   Securities Lending                                                   23                 --                 20                  4
   Fund Shares Sold                                                  3,420                203              4,261              2,488
Unrealized Gain on Swap Contracts                                       --              1,647                 --                 --
Unrealized Gain on Forward Currency Contracts                           --                247                 --                 --
Prepaid Expenses and Other Assets                                        2                  1                  2                  3
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 3,887,594            222,132          4,397,966            219,421
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                380,579                 --            469,590             10,921
   Investment Securities Purchased                                      --                 --              7,933                 --
   Fund Shares Redeemed                                             12,686                 --                  1                 --
   Due to Advisor                                                       73                  9                318                 17
   Loan Payable                                                         --                 --                 --              1,139
Payable for Futures Margin Variation                                   128                311                 --                 --
Accrued Expenses and Other Liabilities                                 209                 32                211                 19
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              393,675                352            478,053             12,096
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      3,493,919   $        221,780   $      3,919,913   $        207,325
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                      N/A         25,116,592        211,325,458         16,185,232
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     N/A   $           8.83   $          18.55   $          12.81
                                                          ================   ================   ================   ================
Investments at Cost                                       $      3,052,709   $        218,228   $      3,546,521   $        200,849
                                                          ================   ================   ================   ================

                                                              THE U.S.           THE U.S.           THE U.S.           THE DFA
                                                             SMALL CAP            SMALL              MICRO          INTERNATIONAL
                                                               VALUE               CAP                CAP               VALUE
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $261,046, $156,464,
   $156,566 and $166,414 of securities on loan,
   respectively)                                          $      6,559,376   $      2,498,157   $      3,379,300   $      3,014,121
Cash                                                                     1                 --                 --                 15
Receivables:
   Investment Securities Sold                                       22,769              5,363             18,627             39,221
   Dividends, Interest, and Tax Reclaims                             3,948              1,040              1,457              5,868
   Securities Lending                                                  197                147                298                 82
   Fund Shares Sold                                                    932            106,707              2,142              4,249
Prepaid Expenses and Other Assets                                       51                  1                 20                  1
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 6,587,274          2,611,415          3,401,844          3,063,557
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                277,560            166,767            171,163            180,000
   Investment Securities Purchased                                  13,072             18,127             13,783             78,844
   Fund Shares Redeemed                                                396            105,251                 --                 19
   Due to Advisor                                                    1,000                 56                258                450
Accrued Expenses and Other Liabilities                                 345                124                200                201
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              292,373            290,325            185,404            259,514
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      6,294,902   $      2,321,090   $      3,216,440   $      2,804,043
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                              264,681,529        144,271,555        269,769,040        174,867,617
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                        $          23.78   $          16.09   $          11.92   $          16.04
                                                          ================   ================   ================   ================
Investments at Cost                                       $      5,051,772   $      2,130,664   $      2,529,866   $      2,345,082
                                                          ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                                                                                    THE            THE UNITED             THE
                                                            THE JAPANESE        PACIFIC RIM          KINGDOM          CONTINENTAL
                                                                SMALL              SMALL              SMALL              SMALL
                                                               COMPANY            COMPANY            COMPANY            COMPANY
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value (including $155,648, $29,601, $0
  and $53,654 of securities on loan, respectively)        $        772,092   $        316,726   $        381,714   $        713,041
Cash                                                                    15                 15                 15                 15
Receivables:
   Investment Securities Sold                                          202              1,256                  5                858
   Dividends, Interest, and Tax Reclaims                             1,970                347                530                821
   Securities Lending                                                  206                 40                 --                 60
   Fund Shares Sold                                                  6,826              2,251              3,646                318
Prepaid Expenses and Other Assets                                        2                 --                 --                 --
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                   781,313            320,635            385,910            715,113
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                166,179             37,129                 --             60,195
   Investment Securities Purchased                                   9,868                426              8,057                136
   Due to Advisor                                                       49                 23                 30                 52
Accrued Expenses and Other Liabilities                                  85                 58                 60                 86
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                              176,181             37,636              8,147             60,469
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $        605,132   $        282,999   $        377,763   $        654,644
                                                          ================   ================   ================   ================
Investments at Cost                                       $        803,307   $        293,170   $        284,903   $        454,301
                                                          ================   ================   ================   ================

                                                                                    THE
                                                                THE              EMERGING           THE DFA            THE DFA
                                                              EMERGING           MARKETS            ONE-YEAR       TWO-YEAR GLOBAL
                                                              MARKETS           SMALL CAP         FIXED INCOME       FIXED INCOME
                                                               SERIES             SERIES             SERIES             SERIES
                                                          ----------------   ----------------   ----------------   ----------------
ASSETS:
Investments at Value                                      $      1,161,660   $        234,828   $      1,733,377   $      1,680,779
Cash                                                                   277                 62                 --                 15
Receivables:
   Investment Securities Sold                                          362              1,245                 --                 --
   Dividends, Interest, and Tax Reclaims                             1,494                345              9,645             21,589
   Fund Shares Sold                                                    916              2,391                 --              3,245
Unrealized Gain on Forward Currency Contracts                           --                 --                 --              1,688
Prepaid Expenses and Other Assets                                        1                 --                  1                  1
                                                          ----------------   ----------------   ----------------   ----------------
    Total Assets                                                 1,164,710            238,871          1,743,023          1,707,317
                                                          ----------------   ----------------   ----------------   ----------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                     246                372                 --                 --
   Fund Shares Redeemed                                                238                 --              3,366                 --
   Due to Advisor                                                       92                 37                 74                 71
Deferred Thailand Capital Gains Tax                                  3,676                529                 --                 --
Accrued Expenses and Other Liabilities                                 196                 68                 99                114
                                                          ----------------   ----------------   ----------------   ----------------
    Total Liabilities                                                4,448              1,006              3,539                185
                                                          ----------------   ----------------   ----------------   ----------------
NET ASSETS                                                $      1,160,262   $        237,865   $      1,739,484   $      1,707,132
                                                          ================   ================   ================   ================
SHARES OUTSTANDING $.01 PAR VALUE                                      N/A                N/A        173,879,559        170,926,930
                                                          ================   ================   ================   ================
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                     N/A                N/A   $          10.00   $           9.99
                                                          ================   ================   ================   ================
Investments at Cost                                       $        817,432   $        180,409   $      1,740,830   $      1,686,712
                                                          ================   ================   ================   ================

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                   THE U.S.       THE ENHANCED        THE U.S.         THE U.S.
                                                                    LARGE          U.S. LARGE         LARGE CAP        SMALL XM
                                                                   COMPANY           COMPANY            VALUE            VALUE
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends                                                   $       66,149                --    $       48,899   $        2,228
   Interest                                                               661    $        3,093               453               31
   Income from Securities Lending                                         356                --               375               64
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        67,166             3,093            49,727            2,323
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           823                88             3,190              199
   Accounting & Transfer Agent Fees                                       494               179               952               32
   Custodian Fees                                                         108                29               303               19
   Legal Fees                                                              29                 1                21                1
   Audit Fees                                                              43                 1                47                5
   S&P 500 Fees                                                            80                 6                --               --
   Shareholders' Reports                                                   36                 1                43                1
   Trustees' Fees and Expenses                                             33                 1                27                1
   Other                                                                   58                 6                51                6
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  1,704               312             4,634              264
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        65,462             2,781            45,093            2,059
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold              (2,763)             (321)           84,609           24,457
   Net Realized Gain (Loss) on Futures                                  9,374            13,917                --               --
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --            (1,063)               --               --
   Net Realized Gain (Loss) on Swap Contracts                              --             1,633                --               --
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       317,965               277           496,658           22,437
     Futures                                                              714             1,966                --               --
     Swap Contracts                                                        --             1,337                --               --
     Translation of Foreign Currency Denominated Amounts                   --               251                --               --
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 325,290            17,997           581,267           46,894
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $      390,752    $       20,778    $      626,360   $       48,953
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                  THE U.S.          THE U.S.          THE U.S.         THE DFA
                                                                  SMALL CAP           SMALL             MICRO        INTERNATIONAL
                                                                    VALUE              CAP               CAP             VALUE
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and
     $5,119, respectively)                                     $       50,694    $       14,978    $       19,046   $       52,733
   Interest                                                             1,004               295               374              318
   Income from Securities Lending                                       2,385             1,132             2,778            2,413
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        54,083            16,405            22,198           55,464
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                        10,497               534             2,821            4,209
   Accounting & Transfer Agent Fees                                     1,568               531               843            1,022
   Custodian Fees                                                         500               169               269              570
   Legal Fees                                                              63                12                23               20
   Audit Fees                                                              79                23                43               28
   Shareholders' Reports                                                   72                24                40               14
   Trustees' Fees and Expenses                                             44                 9                18                9
   Other                                                                   88                31                54               67
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                 12,911             1,333             4,111            5,939
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        41,172            15,072            18,087           49,525
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                  580,495           113,151           346,562          115,062
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                          --                --                --             (332)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       685,887           180,068            92,588          436,284
     Translation of Foreign Currency Denominated
        Amounts                                                            --                --                --              162
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                               1,266,382           293,219           439,150          551,176
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                  $    1,307,554    $      308,291    $      457,237   $      600,701
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                                                          THE
                                                                THE JAPANESE      THE PACIFIC        THE UNITED      CONTINENTAL
                                                                   SMALL           RIM SMALL       KINGDOM SMALL        SMALL
                                                                  COMPANY           COMPANY           COMPANY          COMPANY
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $430, $214, $786 and $1,719, respectively)             $        5,742    $        7,953    $        8,331   $       11,809
   Interest                                                                89                41                63               78
   Income from Securities Lending                                       1,854               348                --              952
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                         7,685             8,342             8,394           12,839
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           448               202               283              547
   Accounting & Transfer Agent Fees                                       485               259               359              549
   Custodian Fees                                                         226               179               102              283
   Legal Fees                                                               5                --                 2                7
   Audit Fees                                                               8                 1                 4                9
   Shareholders' Reports                                                    5                --                 3                6
   Trustees' Fees and Expenses                                              4                 2                 2                5
   Other                                                                   16                 6                 8               23
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  1,197               649               763            1,429
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                         6,488             7,693             7,631           11,410
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities
     Sold                                                               4,671             8,924             7,907           20,346
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                         (28)               69               (42)             114
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       101,600            37,804            56,621          139,855
     Translation of Foreign Currency Denominated
        Amounts                                                           127                16               (12)             (20)
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 106,370            46,813            64,474          160,295
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $      112,858    $       54,506    $       72,105   $      171,705
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                                                                                       THE
                                                                    THE             EMERGING          THE DFA          THE DFA
                                                                  EMERGING          MARKETS           ONE-YEAR      TWO-YEAR GLOBAL
                                                                  MARKETS          SMALL CAP        FIXED INCOME     FIXED INCOME
                                                                   SERIES            SERIES            SERIES           SERIES
                                                               --------------    --------------    --------------   --------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,796,
     $524, $0 and $0, respectively)                            $       24,636    $        4,085                --               --
   Interest                                                               163                34    $       30,432   $       31,088
                                                               --------------    --------------    --------------   --------------
        Total Investment Income                                        24,799             4,119            30,432           31,088
                                                               --------------    --------------    --------------   --------------
EXPENSES
   Investment Advisory Services                                           844               337               884              748
   Accounting & Transfer Agent Fees                                       691               216               403              727
   Custodian Fees                                                         983               303               153              117
   Legal Fees                                                              11                 2                21               10
   Audit Fees                                                              14                 3                28               23
   Shareholders' Reports                                                   10                 2                21               17
   Trustees' Fees and Expenses                                             11                 1                14               17
   Other                                                                   41                12                21               24
                                                               --------------    --------------    --------------   --------------
        Total Expenses                                                  2,605               876             1,545            1,683
                                                               --------------    --------------    --------------   --------------
   NET INVESTMENT INCOME (LOSS)                                        22,194             3,243            28,887           29,405
                                                               --------------    --------------    --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                       84            10,731            (4,145)          (6,273)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                                      (1,491)             (378)               --           (7,224)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                       245,707            35,801            (4,638)          (2,216)
     Translation of Foreign Currency Denominated
        Amounts                                                            61                42                --            1,735
   Deferred Thailand Capital Gains Tax                                   (985)              410                --               --
                                                               --------------    --------------    --------------   --------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
     FOREIGN CURRENCY                                                 243,376            46,606            (8,783)         (13,978)
                                                               --------------    --------------    --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             $      265,570    $       49,849    $       20,104   $       15,427
                                                               ==============    ==============    ==============   ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                              THE U.S.                  THE ENHANCED
                                                           LARGE COMPANY             U.S. LARGE COMPANY
                                                              SERIES                       SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    65,462   $    45,762   $     2,781   $     1,729
    Net Realized Gain (Loss) on Investment
     Securities Sold                                      (2,763)     (137,474)         (321)          983
    Net Realized Gain (Loss) on Futures                    9,374         9,903        13,917        12,294
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --        (1,063)           --
    Net Realized Gain (Loss) on Swap Contracts                --            --         1,633         5,138
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          317,965       447,952           277          (661)
     Translation of Foreign Currency
       Denominated Amounts                                    --            --           251            --
     Futures                                                 714        (3,012)        1,966         1,356
     Swap Contracts                                           --            --         1,337        (1,671)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           390,752       363,131        20,778        19,168
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                     --            --        (1,998)       (1,810)
    Net Short-Term Gains                                      --            --            --            --
    Net Long-Term Gains                                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                      --            --        (1,998)       (1,810)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                             --            --        73,871        54,067
    Shares Issued in Lieu of Cash
     Distributions                                            --            --         1,977         1,747
    Shares Redeemed                                           --            --       (14,326)      (33,101)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                             --            --        61,522        22,713
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                        571,038       547,508            --            --
    Withdrawals                                         (468,868)     (533,199)           --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
     Transactions in Interest                            102,170        14,309            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           492,922       377,440        80,302        40,071
NET ASSETS
    Beginning of Period                                3,000,997     2,623,557       141,478       101,407
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,493,919   $ 3,000,997   $   221,780   $   141,478
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                      8,760         7,604
    Shares Issued in Lieu of Cash Distributions              N/A           N/A           234           250
    Shares Redeemed                                                                   (1,698)       (4,572)
                                                                                 -----------   -----------
                                                                                       7,296         3,282
                                                                                 ===========   ===========

                                                              THE U.S.                    THE U.S.
                                                          LARGE CAP VALUE             SMALL XM VALUE
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    45,093   $    31,384   $     2,059   $     4,044
    Net Realized Gain (Loss) on Investment
     Securities Sold                                      84,609       (48,309)       24,457        64,047
    Net Realized Gain (Loss) on Futures                       --            --            --            --
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --            --            --
    Net Realized Gain (Loss) on Swap Contracts                --            --            --            --
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          496,658       415,785        22,437        41,676
     Translation of Foreign Currency
       Denominated Amounts                                    --            --            --            --
     Futures                                                  --            --            --            --
     Swap Contracts                                           --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           626,360       398,860        48,953       109,767
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (33,641)      (31,464)       (1,311)       (2,339)
    Net Short-Term Gains                                      --            --       (10,132)           --
    Net Long-Term Gains                                       --            --       (10,283)      (78,781)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (33,641)      (31,464)      (21,726)      (81,120)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        857,913       495,839        59,251        58,299
    Shares Issued in Lieu of Cash
     Distributions                                        32,697        31,027        21,565        81,120
    Shares Redeemed                                      (74,078)     (121,409)      (80,125)     (793,214)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        816,532       405,457           691      (653,795)
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                             --            --            --            --
    Withdrawals                                               --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from
     Transactions in Interest                                 --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                         1,409,251       772,853        27,918      (625,148)
NET ASSETS
    Beginning of Period                                2,510,662     1,737,809       179,407       804,555
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,919,913   $ 2,510,662   $   207,325   $   179,407
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         50,791        36,572         5,275         7,476
    Shares Issued in Lieu of Cash Distributions            1,939         2,270         2,056        10,215
    Shares Redeemed                                       (4,363)       (9,461)       (7,080)      (90,343)
                                                     -----------   -----------   -----------   -----------
                                                          48,367        29,381           251       (72,652)
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                              THE U.S.                    THE U.S.
                                                          SMALL CAP VALUE                SMALL CAP
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    41,172   $    25,250   $    15,072   $     8,625
    Net Realized Gain (Loss) on
     Investment Securities Sold                          580,495       354,502       113,151        11,512
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --            --            --
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                          685,887     1,007,496       180,068       370,338
     Translation of Foreign Currency
       Denominated Amounts                                    --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                         1,307,554     1,387,248       308,291       390,475
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (18,623)      (26,137)      (10,116)       (8,820)
    Net Short-Term Gains                                 (55,751)           --          (638)           --
    Net Long-Term Gains                                 (300,806)     (230,313)           --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                (375,180)     (256,450)      (10,754)       (8,820)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        896,415       469,039       890,063       397,476
    Shares Issued in Lieu of Cash
     Distributions                                       366,785       252,312        10,424         8,584
    Shares Redeemed                                     (418,726)     (482,875)     (345,420)     (171,130)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        844,474       238,476       555,067       234,930
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                         1,776,848     1,369,274       852,604       616,585
NET ASSETS
    Beginning of Period                                4,518,054     3,148,780     1,468,486       851,901
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 6,294,902   $ 4,518,054   $ 2,321,090   $ 1,468,486
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         42,487        29,244        60,867        34,898
    Shares Issued in Lieu of Cash Distributions           18,895        17,959           728           658
    Shares Redeemed                                      (20,327)      (32,884)      (23,461)      (15,197)
                                                     -----------   -----------   -----------   -----------
                                                          41,055        14,319        38,134        20,359
                                                     ===========   ===========   ===========   ===========

                                                              THE U.S.                    THE DFA
                                                             MICRO CAP              INTERNATIONAL VALUE
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    18,087   $    13,103   $    49,525   $    31,730
    Net Realized Gain (Loss) on
     Investment Securities Sold                          346,562        57,916       115,062        (3,540)
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --          (332)          205
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign
       Currency                                           92,588       809,548       436,284       379,196
     Translation of Foreign Currency
       Denominated Amounts                                    --            --           162           114
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           457,237       880,567       600,701       407,705
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (13,321)      (12,775)      (44,310)      (30,082)
    Net Short-Term Gains                                 (35,169)           --            --            --
    Net Long-Term Gains                                  (22,357)      (22,183)           --        (1,177)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (70,847)      (34,958)      (44,310)      (31,259)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        408,460       339,392       728,312       542,740
    Shares Issued in Lieu of Cash
     Distributions                                        67,549        34,293        42,852        31,258
    Shares Redeemed                                     (270,002)     (206,440)     (128,290)     (471,133)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        206,007       167,245       642,874       102,865
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           592,397     1,012,854     1,199,265       479,311
NET ASSETS
    Beginning of Period                                2,624,043     1,611,189     1,604,778     1,125,467
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 3,216,440   $ 2,624,043   $ 2,804,043   $ 1,604,778
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         37,622        43,658        51,724        53,795
    Shares Issued in Lieu of Cash Distributions            6,513         4,472         3,072         2,986
    Shares Redeemed                                      (24,725)      (24,233)       (9,358)      (47,941)
                                                     -----------   -----------   -----------   -----------
                                                          19,410        23,897        45,438         8,840
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                           THE JAPANESE               THE PACIFIC RIM
                                                           SMALL COMPANY               SMALL COMPANY
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     6,488   $     3,245   $     7,693   $     4,147
   Net Realized Gain (Loss) on
    Investment Securities Sold                             4,671       (18,120)        8,924          (436)
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (28)           54            69            18
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency           101,600       101,101        37,804        56,281
    Translation of Foreign Currency
      Denominated Amounts                                    127            16            16             4
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                            112,858        86,296        54,506        60,014
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
   Contributions                                         214,817        53,153        82,852        25,155
   Withdrawals                                            (6,242)      (50,797)      (11,124)      (50,041)
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) from
    Transactions in Interest                             208,575         2,356        71,728       (24,886)
                                                     -----------   -----------   -----------   -----------
    Total Increase (Decrease)                            321,433        88,652       126,234        35,128
NET ASSETS
   Beginning of Period                                   283,699       195,047       156,765       121,637
                                                     -----------   -----------   -----------   -----------
   End of Period                                     $   605,132   $   283,699   $   282,999   $   156,765
                                                     ===========   ===========   ===========   ===========

                                                        THE UNITED KINGDOM            THE CONTINENTAL
                                                           SMALL COMPANY               SMALL COMPANY
                                                               SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $     7,631   $     3,789   $    11,410   $     7,753
   Net Realized Gain (Loss) on
    Investment Securities Sold                             7,907        (1,016)       20,346        12,045
   Net Realized Gain (Loss) on Foreign
    Currency Transactions                                    (42)           30           114           315
   Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency            56,621        42,580       139,855       120,867
    Translation of Foreign Currency
      Denominated Amounts                                    (12)            5           (20)           69
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                             72,105        45,388       171,705       141,049
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
   Contributions                                         148,279        41,630        70,258        97,585
   Withdrawals                                            (3,538)      (25,000)      (35,726)      (53,295)
                                                     -----------   -----------   -----------   -----------
   Net Increase (Decrease) from
    Transactions in Interest                             144,741        16,630        34,532        44,290
                                                     -----------   -----------   -----------   -----------
    Total Increase (Decrease)                            216,846        62,018       206,237       185,339
NET ASSETS
   Beginning of Period                                   160,917        98,899       448,407       263,068
                                                     -----------   -----------   -----------   -----------
   End of Period                                     $   377,763   $   160,917   $   654,644   $   448,407
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                                                                                            THE
                                                               THE                        EMERGING
                                                         EMERGING MARKETS             MARKETS SMALL CAP
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    22,194   $     9,466   $     3,243   $     1,764
    Net Realized Gain (Loss) on
     Investment Securities Sold                               84        (6,216)       10,731           332
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                (1,491)         (283)         (378)         (143)
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency          245,707       148,355        35,801        32,404
     Translation of Foreign Currency
       Denominated Amounts                                    61            10            42            --
    Deferred Thailand Capital Gains Tax                     (985)       (1,826)          410          (720)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                           265,570       149,506        49,849        33,637
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                     --            --            --            --
    Net Short-Term Gains                                                    --            --            --
    Net Long-Term Gains                                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                      --            --            --            --
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                             --            --            --            --
    Shares Issued in Lieu of Cash
     Distributions                                            --            --            --            --
    Shares Redeemed                                           --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                             --            --            --            --
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                        377,916       156,160        89,119        36,904
    Withdrawals                                          (90,785)      (41,298)      (18,847)       (1,126)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Transactions
     in Interest                                         287,131       114,862        70,272        35,778
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           552,701       264,368       120,121        69,415
NET ASSETS
    Beginning of Period                                  607,561       343,193       117,744        48,329
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 1,160,262   $   607,561   $   237,865   $   117,744
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued
    Shares Issued in Lieu of Cash Distributions              N/A           N/A           N/A           N/A
    Shares Redeemed

                                                              THE DFA                     THE DFA
                                                             ONE-YEAR                 TWO-YEAR GLOBAL
                                                           FIXED INCOME                FIXED INCOME
                                                              SERIES                      SERIES
                                                     -------------------------   -------------------------
                                                         YEAR          YEAR          YEAR          YEAR
                                                        ENDED         ENDED         ENDED         ENDED
                                                       NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                         2004          2003          2004          2003
                                                     -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income (Loss)                     $    28,887   $    18,976   $    29,405   $    17,497
    Net Realized Gain (Loss) on
     Investment Securities Sold                           (4,145)        9,741        (6,273)       13,434
    Net Realized Gain (Loss) on Foreign
     Currency Transactions                                    --            --        (7,224)         (298)
    Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and Foreign Currency           (4,638)       (6,678)       (2,216)       (9,932)
     Translation of Foreign Currency
       Denominated Amounts                                    --            --         1,735           306
    Deferred Thailand Capital Gains Tax                       --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations                            20,104        22,039        15,427        21,007
                                                     -----------   -----------   -----------   -----------
Distributions From:
    Net Investment Income                                (26,750)      (19,710)      (21,943)      (17,698)
    Net Short-Term Gains                                  (9,586)      (12,023)      (13,106)           --
    Net Long-Term Gains                                     (172)          (10)         (354)      (10,965)
                                                     -----------   -----------   -----------   -----------
     Total Distributions                                 (36,508)      (31,743)      (35,403)      (28,663)
                                                     -----------   -----------   -----------   -----------
Capital Share Transactions (1):
    Shares Issued                                        818,007       715,785       536,479       411,930
    Shares Issued in Lieu of Cash
     Distributions                                        34,532        29,506        35,234        28,394
    Shares Redeemed                                     (552,025)     (273,042)      (40,215)      (36,366)
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Capital Share
     Transactions                                        300,514       472,249       531,498       403,958
                                                     -----------   -----------   -----------   -----------
Transactions in Interest:
    Contributions                                             --            --            --            --
    Withdrawals                                               --            --            --            --
                                                     -----------   -----------   -----------   -----------
    Net Increase (Decrease) from Transactions
     in Interest                                              --            --            --            --
                                                     -----------   -----------   -----------   -----------
     Total Increase (Decrease)                           284,110       462,545       511,522       396,302
NET ASSETS
    Beginning of Period                                1,455,374       992,829     1,195,610       799,308
                                                     -----------   -----------   -----------   -----------
    End of Period                                    $ 1,739,484   $ 1,455,374   $ 1,707,132   $ 1,195,610
                                                     ===========   ===========   ===========   ===========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                         81,382        70,748        53,400        40,550
    Shares Issued in Lieu of Cash Distributions            3,445         2,926         3,515         2,803
    Shares Redeemed                                      (54,998)      (27,014)       (3,974)       (3,574)
                                                     -----------   -----------   -----------   -----------
                                                          29,829        46,660        52,941        39,779
                                                     ===========   ===========   ===========   ===========

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                             THE U.S. LARGE COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --            ---             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
   Return of Capital                                            --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 12.77%         15.05%        (16.59)%       (12.30)%        (4.25)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,493,919    $ 3,000,997    $ 2,623,557    $ 2,831,650    $ 3,138,812
Ratio of Expenses to Average Net Assets                       0.05%          0.05%          0.05%          0.05%          0.06%
Ratio of Net Investment Income to Average Net Assets          1.99%          1.75%          1.53%          1.26%          1.12%
Portfolio Turnover Rate                                          2%             8%            11%             8%             8%

                                                                       THE ENHANCED U.S. LARGE COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $      7.94    $      6.97    $      8.41    $      9.92    $     13.03
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.08           0.15           0.18           0.44           1.18
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               0.91           0.93          (1.46)         (1.57)         (1.62)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.99           1.08          (1.28)         (1.13)         (0.44)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.10)         (0.11)         (0.16)         (0.06)         (1.30)
   Net Realized Gains                                           --             --             --             --          (1.37)
   Return of Capital                                            --             --             --          (0.32)            --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.10)         (0.11)         (0.16)         (0.38)         (2.67)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      8.83    $      7.94    $      6.97    $      8.41    $      9.92
==============================================================================================================================
Total Return                                                 12.50%         15.71%        (15.34)%       (11.66)%         4.64%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   221,780    $   141,478    $   101,407    $    90,801    $    89,927
Ratio of Expenses to Average Net Assets                       0.18%          0.18%          0.18%          0.19%          0.19%
Ratio of Net Investment Income to Average Net Assets          1.59%          1.44%          2.61%          4.37%          5.26%
Portfolio Turnover Rate                                        125%           138%           183%           122%            71%

NA+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                 See accompanying Notes to Financial Statements.

                                                                           THE U.S. LARGE CAP VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     15.41    $     13.01    $     14.44    $     14.71    $     17.79
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.23           0.21           0.20           0.25           0.33
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               3.09           2.41          (1.43)          1.25           0.04
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          3.32           2.62          (1.23)          1.50           0.37
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.18)         (0.22)         (0.20)         (0.27)         (0.32)
   Net Realized Gains                                           --             --             --          (1.50)         (3.13)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.18)         (0.22)         (0.20)         (1.77)         (3.45)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     18.55    $     15.41    $     13.01    $     14.44    $     14.71
==============================================================================================================================
Total Return                                                 21.68%         20.34%         (8.64)%        10.97%          3.06%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,919,913    $ 2,510,662    $ 1,737,809    $ 1,637,083    $ 1,735,343
Ratio of Expenses to Average Net Assets                       0.15%          0.15%          0.15%          0.15%          0.16%
Ratio of Net Investment Income to Average Net Assets          1.41%          1.62%          1.49%          1.66%          2.20%
Portfolio Turnover Rate                                          7%             7%             9%             6%            26%

                                                                           THE U.S. SMALL XM VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     11.26    $      9.08    $     10.21    $      8.95    $      9.03
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.24           0.10           0.15           0.15
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.73           2.90           0.14           1.88           0.15
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          2.85           3.14           0.24           2.03           0.30
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.07)         (0.10)         (0.14)         (0.15)
   Net Realized Gains                                        (1.22)         (0.89)         (1.27)         (0.63)         (0.23)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (1.30)         (0.96)         (1.37)         (0.77)         (0.38)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     12.81    $     11.26    $      9.08    $     10.21    $      8.95
==============================================================================================================================
Total Return                                                 27.86%         38.88%          2.17%         24.10%          3.42%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   207,325    $   179,407    $   804,555    $   793,190    $   801,368
Ratio of Expenses to Average Net Assets                       0.13%          0.13%          0.13%          0.13%          0.13%
Ratio of Net Investment Income to Average Net Assets          1.03%          0.89%          1.04%          1.32%          2.03%
Portfolio Turnover Rate                                         38%            43%            34%             8%            26%

                 See accompanying Notes to Financial Statements.

                                                                           THE U.S. SMALL CAP VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     20.20    $     15.04    $     16.54    $     16.47    $     17.16
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16           0.12           0.11           0.15           0.16
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                           5.09           6.29           0.11           3.15           0.97
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          5.25           6.41           0.22           3.30           1.13
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.12)         (0.11)         (0.15)         (0.16)
   Net Realized Gains                                        (1.59)         (1.13)         (1.61)         (3.08)         (1.66)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (1.67)         (1.25)         (1.72)         (3.23)         (1.82)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     23.78    $     20.20    $     15.04    $     16.54    $     16.47
==============================================================================================================================
Total Return                                                 27.87%         46.31%          1.05%         23.86%          7.29%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 6,294,902    $ 4,518,054    $ 3,148,780    $ 3,039,844    $ 2,711,041
Ratio of Expenses to Average Net Assets                       0.25%          0.25%          0.25%          0.25%          0.25%
Ratio of Net Investment Income to Average
 Net Assets                                                   0.78%          0.75%          0.70%          0.86%          0.92%
Portfolio Turnover Rate                                         26%            35%            30%            13%            32%

                                                                              THE U.S. SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     13.84    $      9.93    $     11.08    $     11.67    $     12.24
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.08           0.09           0.10           0.11
   Net Gains (Losses) on Securities (Realized
    and Unrealized)                                           2.22           3.92          (1.00)          1.24           0.65
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          2.34           4.00          (0.91)          1.34           0.76
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.08)         (0.09)         (0.10)         (0.10)         (0.11)
   Net Realized Gains                                        (0.01)            --          (0.14)         (1.83)         (1.22)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.09)         (0.09)         (0.24)         (1.93)         (1.33)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     16.09    $     13.84    $      9.93    $     11.08    $     11.67
==============================================================================================================================
Total Return                                                 16.99%         40.32%         (8.42)%        13.08%          6.48%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 2,321,090    $ 1,468,486    $   851,901    $   991,082    $   768,151
Ratio of Expenses to Average Net Assets                       0.07%          0.08%          0.08%          0.08%          0.08%
Ratio of Net Investment Income to Average Net Assets          0.85%          0.84%          0.81%          0.94%          0.99%
Portfolio Turnover Rate                                         16%            16%            34%            13%            38%

                 See accompanying Notes to Financial Statements.

                                                                              THE U.S. MICRO CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.48    $      7.11    $      7.50    $      8.19    $      9.55
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.07           0.05           0.04           0.07           0.07
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 1.65           3.47          (0.25)          1.07           0.46
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          1.72           3.52          (0.21)          1.14           0.53
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.05)         (0.05)         (0.05)         (0.06)         (0.07)
   Net Realized Gains                                        (0.23)         (0.10)         (0.13)         (1.77)         (1.82)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.28)         (0.15)         (0.18)         (1.83)         (1.89)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     11.92    $     10.48    $      7.11    $      7.50    $      8.19
==============================================================================================================================
Total Return                                                 16.83%         50.34%         (2.96)%        17.66%          5.82%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 3,216,440    $ 2,624,043    $ 1,611,189    $ 1,616,114    $ 1,443,726
Ratio of Expenses to Average Net Assets                       0.15%          0.15%          0.15%          0.15%          0.15%
Ratio of Net Investment Income to Average Net Assets          0.64%          0.68%          0.58%          0.88%          0.76%
Portfolio Turnover Rate                                         27%            19%            19%            14%            37%

                                                                         THE DFA INTERNATIONAL VALUE SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     12.40    $      9.33    $     10.15    $     12.07    $     13.18
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.33           0.27           0.24           0.27           0.27
   Net Gains (Losses) on Securities
    (Realized and Unrealized)                                 3.61           3.06          (0.78)         (1.49)         (0.31)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          3.94           3.33          (0.54)         (1.22)         (0.04)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.30)         (0.25)         (0.25)         (0.27)         (0.26)
   Net Realized Gains                                            -          (0.01)         (0.03)         (0.43)         (0.81)
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.30)         (0.26)         (0.28)         (0.70)         (1.07)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     16.04    $     12.40    $      9.33    $     10.15    $     12.07
==============================================================================================================================
Total Return                                                 32.15%         36.24%         (5.53)%       (10.75)%        (0.51)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 2,804,043    $ 1,604,778    $ 1,125,467    $ 1,208,100    $ 1,553,481
Ratio of Expenses to Average Net Assets                       0.28%          0.30%          0.30%          0.29%          0.29%
Ratio of Net Investment Income to Average Net Assets          2.35%          2.61%          2.36%          2.32%          2.13%
Portfolio Turnover Rate                                         15%            14%            18%             6%             9%

                 See accompanying Notes to Financial Statements.

                                                                          THE JAPANESE SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 32.73%         47.87%         (9.62)%       (13.51)%        (9.93)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   605,132    $   283,699    $   195,047    $   196,187    $   196,118
Ratio of Expenses to Average Net Assets                       0.27%          0.28%          0.27%          0.28%          0.27%
Ratio of Net Investment Income to Average Net Assets          1.45%          1.41%          1.26%          1.41%          1.38%
Portfolio Turnover Rate                                          5%            16%             5%             9%             6%

                                                                         THE PACIFIC RIM SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 27.40%         61.47%          7.28%          2.84%        (10.99)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   282,999    $   156,765    $   121,637    $   130,554    $   131,888
Ratio of Expenses to Average Net Assets                       0.32%          0.31%          0.32%          0.28%          0.29%
Ratio of Net Investment Income to Average Net Assets          3.82%          3.35%          3.77%          3.69%          4.10%
Portfolio Turnover Rate                                         11%            15%            26%            10%             7%

NA+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                       THE UNITED KINGDOM SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 29.68%         44.65%         (4.67)%        (4.89)%        (6.18)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   377,763    $   160,917    $    98,899    $    96,741    $   109,806
Ratio of Expenses to Average Net Assets                       0.27%          0.26%          0.26%          0.27%          0.26%
Ratio of Net Investment Income to Average Net Assets          2.70%          3.25%          3.03%          2.86%          3.06%
Portfolio Turnover Rate                                          7%             7%             6%            14%            11%

                                                                            THE CONTINENTAL SMALL COMPANY SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 36.57%         52.86%          3.22%         (5.43)%         2.67%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   654,644    $   448,407    $   263,068    $   210,337    $   226,724
Ratio of Expenses to Average Net Assets                       0.26%          0.30%          0.31%          0.30%          0.28%
Ratio of Net Investment Income to Average Net Assets          2.09%          2.49%          2.22%          2.73%          2.36%
Portfolio Turnover Rate                                          9%            11%            12%            12%             9%

NA+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                            THE EMERGING MARKETS SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 35.47%         39.67%          2.10%         (8.54)%       (22.30)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,160,262    $   607,561    $   343,193    $   307,720    $   296,726
Ratio of Expenses to Average Net Assets                       0.31%          0.34%          0.34%          0.46%          0.46%
Ratio of Net Investment Income to Average Net Assets          2.63%          2.23%          1.64%          1.94%          1.33%
Portfolio Turnover Rate                                          2%             1%             8%             6%            12%

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                            NA+            NA+            NA+            NA+            NA+
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                                 --             --             --             --             --
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                            --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                        --             --             --             --             --
   Net Realized Gains                                           --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                         --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                  NA+            NA+            NA+            NA+            NA+
==============================================================================================================================
Total Return                                                 35.22%         52.80%         13.07%         (9.55)%       (23.28)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   237,865    $   117,744    $    40,379    $    34,687    $    32,572
Ratio of Expenses to Average Net Assets                       0.52%          0.54%          0.51%          0.63%          0.66%
Ratio of Net Investment Income to Average Net Assets          1.93%          2.44%          2.03%          2.17%          1.69%
Portfolio Turnover Rate                                         11%             6%            16%            14%            20%

NA+ Not applicable as The Emerging Markets Series and The Emerging Markets Small Cap Series are organized as partnerships and do not have unitized values.

                 See accompanying Notes to Financial Statements.

                                                                        THE DFA ONE-YEAR FIXED INCOME SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.10    $     10.19    $     10.11    $     10.01    $      9.97
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.16           0.15           0.27           0.49           0.60
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              (0.04)          0.04           0.09           0.13           0.04
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.12           0.19           0.36           0.62           0.64
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.15)         (0.16)         (0.28)         (0.52)         (0.60)
   Net Realized Gains                                        (0.07)         (0.12)            --             --             --
   Return of Capital                                            --             --             --             --             --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.22)         (0.28)         (0.28)         (0.52)         (0.60)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $     10.00    $     10.10    $     10.19    $     10.11    $     10.01
==============================================================================================================================
Total Return                                                  1.21%          1.95%          3.57%          6.33%          6.63%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,739,484    $ 1,455,374    $   992,829    $   739,657    $   841,506
Ratio of Expenses to Average Net Assets                       0.09%          0.09%          0.09%          0.09%          0.09%
Ratio of Net Investment Income to Average Net Assets          1.63%          1.51%          2.65%          4.89%          6.07%
Portfolio Turnover Rate                                        154%           143%           154%            55%            35%

                                                                     THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                                       -----------------------------------------------------------------------
                                                           YEAR           YEAR           YEAR           YEAR           YEAR
                                                           ENDED          ENDED          ENDED          ENDED          ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                           2004           2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.13    $     10.22    $     10.03    $      9.70    $     10.11
                                                       -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.12           0.25           0.30           0.44           0.84
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --          (0.01)          0.16           0.22          (0.23)
                                                       -----------    -----------    -----------    -----------    -----------
    Total From Investment Operations                          0.12           0.24           0.46           0.66           0.61
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.15)         (0.19)         (0.27)         (0.14)         (1.02)
   Net Realized Gains                                        (0.11)         (0.14)            --             --             --
   Return of Capital                                            --             --             --          (0.19)            --
                                                       -----------    -----------    -----------    -----------    -----------
    Total Distributions                                      (0.26)         (0.33)         (0.27)         (0.33)         (1.02)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $      9.99    $     10.13    $     10.22    $     10.03    $      9.70
==============================================================================================================================
Total Return                                                  1.22%          2.36%          4.60%          6.91%          6.30%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,707,132    $ 1,195,610    $   799,308    $   596,209    $   518,518
Ratio of Expenses to Average Net Assets                       0.11%          0.13%          0.14%          0.15%          0.15%
Ratio of Net Investment Income to Average Net Assets          1.96%          1.78%          3.20%          4.54%          5.03%
Portfolio Turnover Rate                                        131%           144%           138%           113%            73%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2004, the Trust consisted of twenty-one investment portfolios, ("the Portfolios") of which sixteen are included in this report, (collectively, the "Series") (five are presented in separate reports):

The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small XM Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series
(the "Domestic Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

The DFA International Value Series
The Japanese Small Company Series
The Pacific Rim Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
(the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values securities at the mean between the quoted bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued at the mean between the most recent quoted bid and asked prices or prices provided by a pricing service when such prices are believed to reflect the current market value of these securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Series. When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

     The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

     3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

          The U.S. Large Company Series                  0.025 of 1%
          The Enhanced U.S. Large Company Series          0.05 of 1%
          The U.S. Large Cap Value Series                 0.10 of 1%
          The U.S. Small XM Value Series                  0.10 of 1%
          The U.S. Small Cap Value Series                 0.20 of 1%
          The U.S. Small Cap Series                       0.03 of 1%
          The U.S. Micro Cap Series                       0.10 of 1%
          The DFA International Value Series              0.20 of 1%
          The Japanese Small Company Series               0.10 of 1%
          The Pacific Rim Small Company Series            0.10 of 1%
          The United Kingdom Small Company Series         0.10 of 1%
          The Continental Small Company Series            0.10 of 1%
          The Emerging Markets Series                     0.10 of 1%
          The Emerging Markets Small Cap Series           0.20 of 1%
          The DFA One-Year Fixed Income Series            0.05 of 1%
          The DFA Two-Year Global Fixed Income Series     0.05 of 1%

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

          The U.S. Large Company Series                  $     55,348
          The Enhanced U.S. Large Company Series                2,850
          The U.S. Large Cap Value Series                      52,268
          The U.S. Small XM Value Series                        3,374
          The U.S. Small Cap Value Series                      86,943
          The U.S. Small Cap Series                            28,911
          The U.S. Micro Cap Series                            47,144
          The DFA International Value Series                   33,960
          The Japanese Small Company Series                     7,191
          The Pacific Rim Small Company Series                  3,222
          The United Kingdom Small Company Series               4,597
          The Continental Small Company Series                  9,063
          The Emerging Markets Series                          13,548
          The Emerging Markets Small Cap Series                 2,710
          The DFA One-Year Fixed Income Series                 29,800
          The DFA Two-Year Global Fixed Income Series          24,670

E. PURCHASE AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                    U.S. GOVERNMENT              OTHER INVESTMENT
                                                       SECURITIES                   SECURITIES
                                              ---------------------------   ---------------------------
                                                PURCHASES        SALES        PURCHASES        SALES
                                              ------------   ------------   ------------   ------------
The U.S. Large Company Series                           --             --   $    226,523   $     62,048
The Enhanced U.S. Large Company Series        $     57,167   $     33,736        119,583         91,586
The U.S. Large Cap Value Series                         --             --      1,043,610        211,695
The U.S. Small XM Value Series                          --             --         75,050         97,684
The U.S. Small Cap Value Series                         --             --      1,843,319      1,369,960
The U.S. Small Cap Series                               --             --        812,693        280,940
The U.S. Micro Cap Series                               --             --        876,709        751,263
The DFA International Value Series                      --             --        966,299        308,148
The Japanese Small Company Series                       --             --        230,758         20,708
The Pacific Rim Small Company Series                    --             --        101,051         21,708
The United Kingdom Small Company Series                 --             --        136,795         19,199
The Continental Small Company Series                    --             --         95,467         46,846
The Emerging Markets Series                             --             --        315,369         13,502
The Emerging Markets Small Cap Series                   --             --         91,916         18,602
The DFA One-Year Fixed Income Series               748,882        712,621        955,633        789,249
The DFA Two-Year Global Fixed Income Series      1,201,117      1,019,667      1,253,968        898,312

F. FEDERAL INCOME TAXES:

     It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders.

     The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses, net realized gains on securities considered to be "passive foreign investment companies", the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes and net realized gains resulting from in-kind redemptions (amounts in thousands):

                                                                   INCREASE         INCREASE
                                                                  (DECREASE)       (DECREASE)
                                                 INCREASE         ACCUMULATED     UNDISTRIBUTED
                                                (DECREASE)       NET REALIZED    NET INVESTMENT
                                              PAID-IN CAPITAL   GAINS (LOSSES)       INCOME
                                              ---------------   --------------   --------------
The Enhanced U.S. Large Company Series                     --   $        1,063   $       (1,063)

                                                                   INCREASE         INCREASE
                                                                  (DECREASE)       (DECREASE)
                                                 INCREASE         ACCUMULATED     UNDISTRIBUTED
                                                (DECREASE)       NET REALIZED    NET INVESTMENT
                                              PAID-IN CAPITAL   GAINS (LOSSES)       INCOME
                                              ---------------   --------------   --------------
The U.S. Micro Cap Series                     $        79,581   $      (78,953)  $         (628)
The DFA International Value Series                         --          (11,672)          11,672
The DFA One-Year Fixed Income Series                       --              (26)              26
The DFA Two-Year Global Fixed Income Series                --            7,187           (7,187)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                ORDINARY
                                               INCOME AND
                                               SHORT-TERM       LONG-TERM
                                              CAPITAL GAINS   CAPITAL GAINS     TOTAL
                                              -------------   -------------   ----------
The Enhanced U.S. Large Company Series
2004                                          $       1,998              --   $    1,998
2003                                                  1,810              --        1,810

The U.S. Large Cap Value Series
2004                                                 33,641              --       33,641
2003                                                 31,464              --       31,464

The U.S. Small XM Value Series
2004                                                 11,443   $      10,283       21,726
2003                                                  2,339          78,781       81,120

The U.S. Small Cap Value Series
2004                                                 74,374         300,806      375,180
2003                                                 26,137         230,313      256,450

The U.S. Small Cap Series
2004                                                 10,754              --       10,754
2003                                                  8,820              --        8,820

The U.S. Micro Cap Series
2004                                                 48,490          22,357       70,847
2003                                                 12,775          22,183       34,958

The DFA International Value Series
2004                                                 44,310              --       44,310
2003                                                 30,082           1,177       31,259

The DFA One-Year Fixed Income Series
2004                                                 36,362             146       36,508
2003                                                 31,733              10       31,743

The DFA Two-Year Global Fixed Income Series
2004                                                 35,086             317       35,403
2003                                                 17,698          10,965       28,663

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                TOTAL NET
                                              UNDISTRIBUTED                                   DISTRIBUTABLE
                                                   NET        UNDISTRIBUTED      CAPITAL        EARNINGS
                                               INVESTMENT       LONG-TERM         LOSS        (ACCUMULATED
                                                 INCOME       CAPITAL GAINS   CARRYFORWARD        LOSS)
                                              -------------   -------------   ------------    -------------
The Enhanced U.S. Large Company Series        $       1,842              --   $    (11,188)   $      (9,346)
The U.S. Large Cap Value Series                      13,203   $       3,947             --           17,150
The U.S. Small XM Value Series                       11,290          14,101             --           25,391
The U.S. Small Cap Value Series                      92,387         511,749             --          604,136
The U.S. Small Cap Series                            23,732          94,427             --          118,159
The U.S. Micro Cap Series                            54,927         216,958             --          271,885
The DFA International Value Series                   22,727         104,819             --          127,546
The DFA One-Year Fixed Income Series                  3,162              --         (4,145)            (983)
The DFA Two-Year Global Fixed Income Series           4,286              --         (6,273)          (1,987)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Series had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                           EXPIRES ON NOVEMBER 30,
                                              -------------------------------------------------
                                                 2010         2011         2012        TOTAL
                                              ----------   ----------   ----------   ----------
The Enhanced U.S. Large Company Series        $   11,188           --           --   $   11,188
The DFA One-Year Fixed Income Series                  --           --   $    4,145        4,145
The DFA Two-Year Global Fixed Income Series           --           --        6,273        6,273

     During the year ended November 30, 2004, the following Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

          The Enhanced U.S. Large Company Series   $  15,562,000
          The U.S. Large Cap Value Series             80,662,000
          The DFA International Value Series           3,507,000

     Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. The following Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

                                          MARK TO MARKET   REALIZED GAINS
                                          --------------   --------------
The DFA International Value Series        $   10,083,171   $   12,003,955
The Japanese Small Company Series              3,639,564           92,868
The Pacific Rim Small Company Series           1,131,373        1,633,733
The United Kingdom Small Company Series        1,424,643           32,840
The Continental Small Company Series           3,269,647        1,120,728
The Emerging Markets Series                    2,976,502          318,491
The Emerging Markets Small Cap Series            214,365          435,517

     During the year ended November 30, 2004, The U.S. Micro Cap Series realized approximately $69,426,000 of net capital gains resulting from in-kind redemptions in which the shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                 NET
                                                                                              UNREALIZED
                                                 FEDERAL      UNREALIZED     UNREALIZED      APPRECIATION/
                                                TAX COST     APPRECIATION   DEPRECIATION    (DEPRECIATION)
                                              ------------   ------------   ------------    --------------
The U.S. Large Company Series                 $  3,213,488   $  1,038,480   $   (388,482)   $      649,998
The Enhanced U.S. Large Company Series             218,228            897           (870)               27
The U.S. Large Cap Value Series                  3,546,521      1,009,036       (169,472)          839,564
The U.S. Small XM Value Series                     200,959         35,166        (21,583)           13,583
The U.S. Small Cap Value Series                  5,054,195      1,895,543       (390,362)        1,505,181
The U.S. Small Cap Series                        2,133,706        578,316       (213,865)          364,451
The U.S. Micro Cap Series                        2,531,324      1,159,731       (311,755)          847,976
The DFA International Value Series               2,355,353        738,191        (79,423)          658,768
The Japanese Small Company Series                  810,005         88,467       (126,380)          (37,913)
The Pacific Rim Small Company Series               294,690         47,764        (25,728)           22,036
The United Kingdom Small Company Series            286,339        120,108        (24,733)           95,375
The Continental Small Company Series               457,571        287,262        (31,792)          255,470
The Emerging Markets Series                        820,836        405,526        (64,702)          340,824
The Emerging Markets Small Cap Series              180,624         71,535        (17,331)           54,204
The DFA One-Year Fixed Income Series             1,740,830             14         (7,467)           (7,453)
The DFA Two-Year Global Fixed Income Series      1,686,713          6,486        (12,420)           (5,934)

G. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                               UNREALIZED
                                                                              APPRECIATION
                                                                           (DEPRECIATION) OF
                                ACCUMULATED                  ACCUMULATED     FUTURES, SWAP     UNREALIZED
                                    NET                     NET REALIZED       CONTRACTS,     NET FOREIGN
                                 INVESTMENT  ACCUMULATED       FOREIGN         INVESTMENT       EXCHANGE                 NUMBER OF
                     PAID-IN       INCOME    NET REALIZED     EXCHANGE       SECURITIES AND       GAIN      TOTAL NET     SHARES
                     CAPITAL       (LOSS)     GAIN (LOSS)    GAIN (LOSS)    FOREIGN CURRENCY     (LOSS)      ASSETS     AUTHORIZED
                   -----------  -----------  ------------   ------------   -----------------  -----------  -----------  ----------
The Enhanced U.S.
  Large Company
  Series           $   229,449  $     1,023  $    (18,398)  $     (1,063)  $          10,518  $       251  $   221,780   Unlimited
The U.S. Large
  Cap Value Series   3,063,388       13,157         3,803             --             839,565           --    3,919,913   Unlimited
The U.S. Small XM
  Value Series         168,629          802        24,201             --              13,693           --      207,325   Unlimited
The U.S. Small
  Cap Value
  Series             4,186,084       23,381       577,833             --           1,507,604           --    6,294,902   Unlimited
The U.S. Small
  Cap Series         1,838,985        5,149       109,463             --             367,493           --    2,321,090   Unlimited
The U.S. Micro
  Cap Series         2,096,253        4,707       266,048             --             849,432           --    3,216,440   Unlimited

                                                                          ACCUMULATED                           ACCUMULATED
                                                                              NET                              NET REALIZED
                                                                           INVESTMENT         ACCUMULATED         FOREIGN
                                                          PAID-IN            INCOME          NET REALIZED         EXCHANGE
                                                          CAPITAL            (LOSS)           GAIN (LOSS)        GAIN (LOSS)
                                                     ----------------   ----------------   ----------------   ----------------
The DFA International Value Series                   $      2,017,396   $         18,196   $         99,382   $           (332)
The DFA One-Year Fixed Income Series                        1,747,946              3,187             (4,196)                --
The DFA Two-Year Global Fixed Income Series                 1,715,027              9,895             (6,367)            (7,224)

                                                        UNREALIZED
                                                       APPRECIATION
                                                     (DEPRECIATION)OF
                                                       FUTURES, SWAP       UNREALIZED
                                                        CONTRACTS,        NET FOREIGN
                                                        INVESTMENT          EXCHANGE                          NUMBER OF
                                                      SECURITIES AND          GAIN             TOTAL NET        SHARES
                                                     FOREIGN CURRENCY        (LOSS)              ASSETS       AUTHORIZED
                                                     ----------------   ----------------   ----------------   ----------
The DFA International Value Series                   $        669,039   $            362   $      2,804,043    Unlimited
The DFA One-Year Fixed Income Series                           (7,453)                --          1,739,484    Unlimited
The DFA Two-Year Global Fixed Income Series                    (5,934)             1,735          1,707,132    Unlimited

H.  FINANCIAL INSTRUMENTS:

     In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

     1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     2. FORWARD CURRENCY CONTRACTS: Forward Currency Contracts: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At November 30, 2004, the funds had entered into the following contracts and the related net unrealized foreign exchange gain/loss is reflected in the accompanying financial statements:

                                                        SETTLEMENT          CURRENCY
                                                           DATE               SOLD             CURRENCY
                                                     ----------------   ----------------   ----------------
The Enhanced U.S. Large Company Series                   12/29/04             13,778,972    Canadian Dollar
The DFA Two-Year Global Fixed Income Series              12/29/04             94,231,404    Canadian Dollar

Total

                                                                                              UNREALIZED
                                                                             VALUE AT          FOREIGN
                                                         CONTRACT          NOVEMBER 30,        EXCHANGE
                                                          AMOUNT              2004            GAIN/(LOSS)
                                                     ----------------   ----------------   ----------------
The Enhanced U.S. Large Company Series               $     11,831,405   $     11,584,544   $        246,860
The DFA Two-Year Global Fixed Income Series                80,912,412         79,224,188          1,688,224
                                                     ----------------   ----------------   ----------------
Total                                                $     92,743,817   $     90,808,732   $      1,935,084
                                                     ================   ================   ================

     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

     3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

     4. FUTURES CONTRACTS: During the year ended November 30, 2004, The U.S. Large Company Series ("Large Company") and The Enhanced U.S. Large Company Series ("Enhanced") entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, Large Company and Enhanced deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company and Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company and Enhanced record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     At November 30, 2004, "Large Company" had outstanding 270 long futures contracts on the S&P 500 Index, all of which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $79,251,750, which resulted in an unrealized gain of $2,955,600. Approximately $4,320,000 of cash has been segregated as collateral for the open futures contracts and has been accounted for as cash on the Statement of Assets and Liabilities. At November 30, 2004, "Enhanced" had outstanding 654 long futures contracts on the S&P 500 Index which expire on December 17, 2004. The value of such contracts on November 30, 2004 was $191,965,350, which resulted in an unrealized gain of $8,844,602.

     Risks arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

     5. EQUITY INDEX SWAPS: Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the agreement is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counterparty, the accumulated net unrealized gain or loss, which will then be recorded as realized.

     At November 30, 2004, Enhanced had an outstanding equity index swap with Morgan Stanley dated October 15, 2004 (which represents approximately 12% of the net assets of Enhanced), terminating on April 15, 2005. The notional value of the swap was $27,705,000 and Enhanced had recorded net unrealized appreciation of $1,646,874, owed to Enhanced as of November 30, 2004. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.08% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S&P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

     Risks arise upon entering into equity index swap agreements in the event of the default or bankruptcy of a swap agreement counterparty where the swap agreement counterparty would not be able to pay any unrealized appreciation upon termination of the agreement, and in the event of unfavorable market and interest changes resulting in a liability of the Series.

I. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                              WEIGHTED            WEIGHTED         NUMBER OF          INTEREST       MAXIMUM AMOUNT
                                              AVERAGE             AVERAGE            DAYS              EXPENSE      BORROWED DURING
                                            INTEREST RATE       LOAN BALANCE      OUTSTANDING         INCURRED         THE PERIOD
                                           ---------------    ---------------   ---------------   ---------------   ---------------
The U.S. Small XM Value Series                        2.13%   $     1,106,105                38   $         2,493   $     3,371,000
The Pacific Rim Small Company Series                  1.75%           441,938                 4                86           477,750
The United Kingdom Small Company Series               2.51%           237,500                 4                66           300,000

     At November 30, 2004, The U.S. Small XM Value Series had a loan outstanding in the amount of $1,139,00.

     The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Trust under the line of credit during the year ended November 30, 2004.

J. SECURITIES LENDING:

     As of November 30, 2004, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Series in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series) and the summary schedules of portfolio holdings (for The DFA International Value Series, The Pacific Rim Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
                                                  DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides      DFAITC - since 1993      75 portfolios in 4       Leo Melamed Professor of Finance, Graduate School of
Director of DFAIDG, DIG       DFAIDG - since 1983      investment companies     Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993      75 portfolios in 4       Steven G. Rothmeier Distinguished Service Professor
DFAIDG, DIG and DEM.          DFAIDG - since 1986      investment companies     of Economics, Graduate School of Business,
Trustee of DFAITC.            DIG - since 1993                                  University of Chicago. Senior Vice-President,
1101 E. 58th Street           DEM - since 1993                                  Lexecon Inc. (economics, law, strategy and finance
Chicago, IL 60637                                                               consulting). Formerly, President, Cardean University
Date of Birth: 1/19/39                                                          (division of UNext.com). Member of the Boards of
                                                                                Milwaukee Mutual Insurance Company and UNext.com.
                                                                                Formerly, Trustee, First Prairie Funds (registered
                                                                                investment company). Trustee, Harbor Fund
                                                                                (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993      75 portfolios in 4       Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies     Management. Director, BIRR Portfolio Analysis, Inc.
and DEM.                      DIG - since 1993                                  (software products). Chairman, Ibbotson Associates,
Trustee of DFAITC.            DEM - since 1993                                  Inc., Chicago, IL (software, data, publishing and
Yale School of Management                                                       consulting). Partner, Zebra Capital Management, LLC
P.O. Box 208200                                                                 (hedge fund manager). Formerly, Director, Hospital
New Haven, CT                                                                   Fund, Inc. (investment management services).
06520-8200
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003     75 portfolios in 4       John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003     investment companies     Graduate School of Business Administration, Harvard
and DEM.                      DFA DIG - since 2003                              University (since 1998). George Fisher Baker
Trustee of DFAITC.            DEM - since 2003                                  Professor of Business Administration, Graduate
Harvard Business School                                                         School of Business Administration, Harvard
397 Morgan Hall                                                                 University (1988-1998), Co-founder, Chief Science
Soldiers Field                                                                  Officer, Integrated Finance Limited (since 2002).
Boston, MA 02163                                                                Director, MF Risk, Inc. (risk managemetnt software)
Date of Birth: 7/31/44                                                          (since 2001). Director, Peninsula Banking Group
                                                                                (bank) (since 2003). Director, Community First
                                                                                Financial Group (bank holding company) (since 2003).
                                                                                Formerly, Co-Founder and Principal, Long-Term
                                                                                Capital Management. Director, Vical Incorporated
                                                                                (biopharamceutical product development).

Myron S. Scholes              DFAITC - since 1993      75 portfolios in 4       Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981      investment companies     Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                  Capital Management (private equity firm). Chairman,
Trustee of DFAITC.            DEM - since 1993                                  Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                                Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                                Investors. Formerly, Director, Smith Breeden Family
2775 Sand Hill Rd.                                                              of Funds. Director, American Century Fund Complex
Suite 220                                                                       (registered investment companies) (38 Portfolios);
Menlo Park, CA 94025                                                            and Director, Chicago Mercantile Exchange Holdings
Date of Birth: 7/01/41                                                          Inc..

Abbie J. Smith                DFAITC - since 2000      75 portfolios in 4       Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000      investment companies     Graduate School of Business, University of Chicago,
and DEM.                      DIG - since 2000                                  Formerly, Marvin Bower Fellow, Harvard Business
Trustee of DFAITC.            DEM - since 2000                                  School (9/01 to 8/02). Director, HON Industries Inc.
Graduate School of Business                                                     (office furniture) and Director, Ryder System Inc.
University of Chicago                                                           (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                    INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                DFAITC - since 1993      75 portfolios in 4       Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981      investment companies     Investment Officer and President of Dimensional Fund
Executive Officer, Chief      DIG - since 1992                                  Advisors Inc., DFA Securities Inc., DFAIDG, DIG and
Investment Officer and        DEM - since 1993                                  DEM. Chairman, Trustee, Chief Executive Officer,
President of DFAIDG, DIG                                                        Chief Investment Officer and President of DFAITC.
and DEM. Chairman, Trustee,                                                     Director of Dimensional Fund Advisors Ltd. and
Chief Executive Officer,                                                        formerly Chief Investment Officer. Director, Chief
Chief Investment Officer                                                        Investment Officer and President of DFA Australia
and President of DFAITC.                                                        Ltd. Formerly, Director of Dimensional Funds PLC.
1299 Ocean Avenue                                                               Chairman, Director, Chief Executive Officer and
Santa Monica, CA 90401                                                          Chief Investment Officer of Dimensional Fund
Date of Birth: 12/02/46                                                         Advisors Canada Inc. (All Chief Investment Officer
                                                                                positions held starting 1/1/2003 except for
                                                                                Dimensional Fund Advisors Canada Inc., which was
                                                                                from 6/17/2003.)

                                                                                Limited Partner, Oak Hill Partners. Director,
                                                                                University of Chicago Business School. Formerly,
                                                                                Director, SA Funds (registered investment company).
                                                                                Formerly Director, Assante Corporation (investment
                                                                                management) (until 2002).

    NAME, AGE, POSITION                                PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*            DFAITC - since 1993     75 portfolios in 4       Chairman and Director (and prior to 1/1/2003, Chief
Chairman and Director of       DFAIDG - since 1981     investment companies     Investment Officer) of Dimensional Fund Advisors
DFAIDG, DIG and DEM.           DIG - since 1992                                 Inc., DFA Securities Inc., DFAIDG, DIG and DEM.
Trustee and Chairman of        DEM - since 1993                                 Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                         Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                               formerly President of Dimensional Fund Advisors Ltd.
Santa Monica, CA 90401                                                          Director (and prior to 1/1/2003, Chief Investment
Date of Birth: 9/07/44                                                          Officer) of DFA Australia Ltd. Director of
                                                                                Dimensional Funds PLC and Dimensional Fund Advisors
                                                                                Canada Inc.

                                                                                Trustee, St. Louis University. Life Trustee and
                                                                                Member of Investment Committee, DePaul University.
                                                                                Director, The German St. Vincent Orphan Home.
                                                                                Member of Investment Committee, Archdiocese of
                                                                                St. Louis.


(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

       The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                                OFFICERS

Arthur H. Barlow                           Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                           Since 2001       Vice President and Assistant Secretary of all the DFA Entities, DFA
Vice President and Assistant                                Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003,
Secretary                                                   Dimensional Fund Advisors Canada Inc. Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                      for Dimensional (since March 2000). Associate, Jones, Day, Reavis &
                                                            Pogue from October 1991 to February 2000.

Stephen A. Clark                           Since 2004       Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                              Portfolio Manager of Dimensional. Formerly, Graduate Student at the
Date of Birth: 8/20/72                                      University of Chicago (Septempter 2000 to March 2001); and Associate of
                                                            US Bancorp Piper Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                            Since 1996       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                     Since 2004       Vice President of all the DFA Entities. Formerly, Senior Compliance
Vice President                                              Officer, INVESCO Institutional, Inc. and its affiliates (August 2000
Date of Birth: 12/21/65                                     to January 2004); Brach Chief, Investment Company and Invesment Advisor
                                                            Inspections, Securities and Exchange Commission (April 1994 to
                                                            August 2000).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
James L. Davis                             Since 1999       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd. Formerly at Kansas
Date of Birth: 11/29/56                                     State University, Arthur Andersen & Co., and Phillips Petroleum Co.

Robert T. Deere                            Since 1994       Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                              Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                         Since 2001       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited. Prior to April 2001, marketing supervisor and
Date of Birth: 3/18/70                                      marketing coordinator for Dimensional.

Richard A. Eustice                         Since 1998       Vice President and Assistant Secretary of all the DFA Entities and DFA
Vice President and Assistant                                Australia Limited. Formerly, Vice President of Dimensional Fund
Secretary                                                   Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                        Since 1993       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001       Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                              Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                            Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                        Since 2004       Vice President of all DFA Entities. Prior to April 2004, institutional
Vice President                                              client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                             Since 2001       Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                              Associate Dean of the Leventhal School of Accounting (September 1998 to
Date of Birth: 11/24/61                                     August 2001) and Academic Director Master of Business Taxation Program
                                                            (June 1996 to August 2001) at the University of Southern California
                                                            Marshall School of Business.

Henry F. Gray                              Since 2000       Vice President of all the DFA Entities. Formerly, Vice President of DFA
Vice President                                              Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997       Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                              Entities, DFA Australia Limited, and Dimensional Fund Advisors Ltd.
Assistant Treasurer                                         Formerly, Assistant Secretary of Dimensional Fund Advisors Ltd..
Date of Birth: 1/22/61

Christine W. Ho                            Since 2004       Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                              Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                               Since 2004       Vice President of all DFA Entities. Prior to April 2004, counsel of
Vice President                                              Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher LLP
Date of Birth: 11/8/73                                      (September 1997 to August 2001).

Patrick Keating                            Since 2003       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. Formerly, Director, President and Chief Executive Officer,
Date of Birth: 12/21/54                                     Assante Asset Management, Inc. (October 2000 to December 2002);
                                                            Director, Assante Capital Management (October 2000 to December 2002);
                                                            President and Chief Executive Officer, Assante Capital Management
                                                            (October 2000 to April 2001); Executive Vice President, Assante
                                                            Corporation (May 2001 to December 2002); Director, Assante Asset
                                                            Management Ltd. (September 1997 to December 2002); President and Chief
                                                            Executive Officer, Assante Asset Management Ltd. (September 1998 to
                                                            May 2001); Executive Vice President, Loring Ward (financial services company) (January 1996 to September 1998).

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                        Since 2004        Vice President of all the DFA Entities. From April 2001 to April 2004,
Vice President                                              Portfolio Manager for Dimensional. Formerly, a trader at Lincoln Capital
Date of Birth: 11/7/71                                      Fixed Income Management (formerly Lincoln Capital Management Company).

Heather H. Mathews                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager for Dimensional Fund Advisors Inc. Formerly, Graduate Student at
Date of Birth: 12/12/69                                     Harvard University (August 1998 to June 2000).

David M. New                              Since 2003        Vice President of all the DFA Entities. Formerly, Client Service Manager
Vice President                                              of Dimensional. Formerly, Director of Research, Wurts and Associates
Date of Birth: 2/9/60                                       (investment consulting firm) (December 2000 to June 2002); and
                                                            President, Kobe Investment Research (August 1999 to November 2000).

Catherine L. Newell                      Vice President     Vice President and Secretary of all the DFA Entities. Vice President and
Vice President and Secretary               since 1997       Assistant Secretary of DFA Australia Limited (since February 2002,
Date of Birth: 5/7/64                    and Secretary      April 1997 and May 2002, respectively). Vice President and Secretary of
                                           since 2000       Dimensional Fund Advisors Canada Inc. (since June 2003). Director,
                                                            Dimensional Funds plc (since January 2002). Formerly, Assistant
                                                            Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                           Since 1993        Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                              Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                        Since 2002        Vice President of all the DFA Entities. Formerly, Research Associate for
Vice President                                              Dimensional (June 2000 to April 2002). Formerly, Research Scientist
Date of Birth: 1/28/67                                      (August 1998 to June 2000), California Institute of Technology.

Michael T. Scardina                       Since 1993        Vice President, Chief Financial Officer and Treasurer of all the DFA
Vice President, Chief Financial                             Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd., and
Officer and Treasurer                                       since June 2003, Dimensional Fund Advisors Canada Inc. Director,
Date of Birth: 10/12/55                                     Dimensional Fund Advisors Ltd. (since February 2002) and Dimensional
                                                            Funds, plc (January 2002).

David E. Schneider                        Since 2001        Vice President of all the DFA Entities. Prior to 2001, Regional Director
Vice President                                              of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                         Since 2001        Vice President of all the DFA Entities. Director of Dimensional Fund
Vice President                                              Advisors, Ltd. Vice President of DFA Australia Limited. Formerly,
Santa Monica, CA                                            Director of Dimensional Funds plc. Formerly, Managing Principal,
Date of Birth: 8/24/54                                      Payden & Rygel Investment Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*             Since 1988        Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                    Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                            Dimensional Fund Advisors Ltd. (since January 2003) and Dimensional
Date of Birth: 12/2/46                                      Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                            Since 2004        Vice President of all the DFA Entities. Prior to April 2004, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Principal of William M. Mercer,
Date of Birth: 5/26/56                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                            Since 2000        Vice President of all the DFA Entities. Prior to July 2000, Portfolio
Vice President                                              Manager of Dimensional. Formerly, Vice President of DFA Australia
Santa Monica, CA                                            Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                        Since 2004        Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                        TERM OF OFFICE(1)
  NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                      SERVICE                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                         Since 2004       Vice President of all the DFA Entities and Dimensional Fund Advisors
Vice President                                              Canada Inc. (since June 2003). Prior to April 2002, Regional Director of
Date of Birth: 3/25/73                                      Dimensional. Formerly, Vice President and General Manager of Assante
                                                            Global Advisors (July 2000 to April 2002); Vice President of Assante
                                                            Asset Management Inc. (March 2000 to July 2000); and Private Client
                                                            Manager at Loring Ward Investment Counsel Ltd. (June 1997 to
                                                            February 2002).

Karen E. Umland                            Since 1997       Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                              Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund
Santa Monica, CA                                            Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                           Since 2004       Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                              institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                       Since 1997       Vice President of all the DFA Entities. Formerly, Vice President of
Vice President                                              Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                          Since 2001       Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                              Financial Advisors Services of Dimensional. Director of Dimensional Fund
Santa Monica, CA                                            Advisors Ltd. (since October 2003) and President of Dimensional Fund
Date of Birth: 3/3/45                                       Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                      DFA Investment Dimensions Group Inc.

                        Emerging Markets Value Portfolio

                                       and

                  Dimensional Emerging Markets Value Fund Inc.


                                  Annual Report


                          Year Ended November 30, 2004

================================================================================

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                                       AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----
DFA INVESTMENT DIMENSIONS GROUP INC. -- EMERGING MARKETS VALUE PORTFOLIO

   Performance Chart                                                          1
   Management's Discussion and Analysis                                       2
   Disclosure of Fund Expenses                                                5
   Statement of Assets and Liabilities                                        6
   Statement of Operations                                                    7
   Statements of Changes in Net Assets                                        8
   Financial Highlights                                                       9
   Notes to Financial Statements                                             10
   Report of Independent Registered Certified Public Accounting Firm         13

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

   Performance Chart                                                         14
   Disclosure of Fund Expenses                                               15
   Disclosure of Portfolio Holdings                                          16
   Summary Schedule of Portfolio Holdings                                    17
   Statement of Assets and Liabilities                                       22
   Statement of Operations                                                   23
   Statements of Changes in Net Assets                                       24
   Financial Highlights                                                      25
   Notes to Financial Statements                                             26
   Report of Independent Registered Certified Public Accounting Firm         30

FUND MANAGEMENT                                                              31

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                  37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

EMERGING MARKETS VALUE PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
APRIL 1, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

            EMERGING MARKETS VALUE PORTFOLIO   MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
    4/1/98                       $    10,000                                    $    10,000
   4/30/98                       $     9,592                                    $    10,000
   5/31/98                       $     8,447                                    $     8,599
   6/30/98                       $     7,681                                    $     7,680
   7/31/98                       $     8,009                                    $     7,896
   8/31/98                       $     5,930                                    $     5,584
   9/30/98                       $     5,900                                    $     5,922
  10/31/98                       $     7,164                                    $     6,538
  11/30/98                       $     8,329                                    $     7,075
  12/31/98                       $     8,617                                    $     6,946
   1/31/99                       $     8,493                                    $     6,829
   2/28/99                       $     8,565                                    $     6,890
   3/31/99                       $     9,517                                    $     7,777
   4/30/99                       $    11,910                                    $     8,727
   5/31/99                       $    11,899                                    $     8,649
   6/30/99                       $    13,348                                    $     9,613
   7/31/99                       $    13,059                                    $     9,337
   8/31/99                       $    13,172                                    $     9,416
   9/30/99                       $    12,748                                    $     9,085
  10/31/99                       $    13,308                                    $     9,270
  11/30/99                       $    14,157                                    $    10,098
  12/31/99                       $    15,877                                    $    11,370
 1/31/2000                       $    15,831                                    $    11,415
 2/29/2000                       $    15,413                                    $    11,562
 3/31/2000                       $    15,197                                    $    11,601
 4/30/2000                       $    14,281                                    $    10,485
 5/31/2000                       $    13,274                                    $    10,028
 6/30/2000                       $    13,297                                    $    10,349
 7/31/2000                       $    12,730                                    $     9,805
 8/31/2000                       $    12,742                                    $     9,839
 9/30/2000                       $    11,814                                    $     8,968
10/31/2000                       $    10,976                                    $     8,313
11/30/2000                       $    10,150                                    $     7,581
12/31/2000                       $    10,453                                    $     7,754
 1/31/2001                       $    11,453                                    $     8,805
 2/28/2001                       $    10,523                                    $     8,108
 3/31/2001                       $     9,512                                    $     7,275
 4/30/2001                       $     9,959                                    $     7,613
 5/31/2001                       $    10,190                                    $     7,679
 6/30/2001                       $    10,074                                    $     7,501
 7/31/2001                       $     9,798                                    $     7,008
 8/31/2001                       $     9,913                                    $     6,927
 9/30/2001                       $     8,305                                    $     5,840
10/31/2001                       $     8,638                                    $     6,199
11/30/2001                       $     9,683                                    $     6,840
12/31/2001                       $    10,350                                    $     7,373
 1/31/2002                       $    11,171                                    $     7,614
 2/28/2002                       $    11,022                                    $     7,730
 3/31/2002                       $    11,682                                    $     8,164
 4/30/2002                       $    12,005                                    $     8,197
 5/31/2002                       $    11,857                                    $     8,044
 6/30/2002                       $    11,010                                    $     7,428
 7/31/2002                       $    10,574                                    $     6,844
 8/31/2002                       $    10,599                                    $     6,943
 9/30/2002                       $     9,329                                    $     6,182
10/31/2002                       $     9,727                                    $     6,578
11/30/2002                       $    10,487                                    $     7,024
12/31/2002                       $    10,174                                    $     6,785
 1/31/2003                       $    10,328                                    $     6,746
 2/28/2003                       $    10,238                                    $     6,534
 3/31/2003                       $    10,007                                    $     6,324
 4/30/2003                       $    11,323                                    $     6,856
 5/31/2003                       $    12,167                                    $     7,327
 6/30/2003                       $    12,704                                    $     7,728
 7/31/2003                       $    12,997                                    $     8,191
 8/31/2003                       $    13,854                                    $     8,722
 9/30/2003                       $    14,531                                    $     8,771
10/31/2003                       $    15,822                                    $     9,503
11/30/2003                       $    16,001                                    $     9,600
12/31/2003                       $    17,926                                    $    10,285
 1/31/2004                       $    18,418                                    $    10,619
 2/29/2004                       $    19,610                                    $    11,096
 3/31/2004                       $    19,856                                    $    11,197
 4/30/2004                       $    18,457                                    $    10,250
 5/31/2004                       $    17,913                                    $    10,017
 6/30/2004                       $    18,239                                    $    10,039
 7/31/2004                       $    18,474                                    $     9,828
 8/31/2004                       $    19,295                                    $    10,214
 9/30/2004                       $    20,566                                    $    10,781
10/31/2004                       $    21,208                                    $    11,016
11/30/2004                       $    23,502                                    $    12,031

  AVERAGE ANNUAL            ONE         FIVE         TEN
  TOTAL RETURN              YEAR        YEARS       YEARS
  -------------------------------------------------------
                           46.76%       10.56%      13.68%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                 LOCAL
                                                CURRENCY    U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                    RETURN        RETURN
-----------------------------                   --------    ------------
United Kingdom (net dividends)                     12.03%          24.51%
Japan (net dividends)                              10.69%          17.86%
France                                             12.62%          24.86%
Switzerland                                         5.03%          19.32%
Germany                                            11.22%          23.29%
Netherlands                                         6.65%          18.21%
Australia                                          28.04%          37.29%
Italy                                              17.28%          30.03%
Spain                                              23.45%          36.88%
Sweden                                             29.85%          45.79%

----------
Gross returns unless otherwise noted.
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                         32.17%
Citigroup EPAC Extended Market Index (small companies)            30.10%
MSCI EAFE Value Index (net dividends)                             29.32%
MSCI EAFE Index (net dividends)                                   24.19%
MSCI EAFE Growth Index (net dividends)                            19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                TOTAL
                                                               RETURNS
COUNTRY                                                        (U.S. $)
-------                                                        --------
Brazil                                                            34.91%
Argentina                                                         25.55%
Thailand                                                           2.99%
Chile                                                             31.00%
Indonesia                                                         49.70%
Hungary                                                           84.84%
Israel                                                            14.51%
Poland                                                            63.81%
Taiwan                                                             7.55%
Mexico                                                            43.28%
Malaysia                                                          17.71%
Philippines                                                       38.36%
Turkey                                                            57.65%
South Korea                                                       26.73%

----------
Source: DataStream International

MASTER-FEEDER STRUCTURE

     The portfolio described below, called a "Feeder Fund", does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called a "Master Fund". The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

EMERGING MARKETS VALUE PORTFOLIO

     The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in the Master Fund were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Master Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 46.76% for the Emerging Markets Value Portfolio. Relative to the MSCI Emerging Markets Free Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of November 30, 2004, the Fund held 1,333 stocks in 16 countries. Through March 2004, allocations reflected a weighting scheme targeting fixed country weights. Argentina, Chile, Hungary, Philippines, and Poland receive a half-weight due to their small size and low liquidity relative to other emerging markets. Since April 2004, target country weights in Dimensional Emerging Markets Value Fund Inc. were determined by the relative free-float adjusted market capitalization of eligible securities within each country. Target country weights are also capped at a ceiling set by the manager to improve portfolio diversification and limit single-country exposure risk. Free-float adjustment excludes the share capital of a company that is not freely available for trading in the public equity markets by international investors. Throughout the year ended November 30, 2004, the Fund was essentially fully invested in equities throughout the year: cash equivalents averaged less than 0.80% of the Fund's assets.

     As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, emerging markets value stocks outperformed developed country stocks as well as core emerging markets strategies. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 47.38% for the Dimensional Emerging Markets Value Fund Inc. Relative to the MSCI Emerging Markets Free Index, superior performance of the Fund was primarily due to greater exposure to stocks with pronounced value characteristics, defined as a relatively high book-to-market ratio. The average portfolio weight for stocks falling into the top quartile when ranked by book-to-market ratio was 71% compared to 18% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004
EXPENSE TABLES

                                                                BEGINNING        ENDING                        EXPENSES
                                                                 ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                                  VALUE          VALUE         EXPENSE          DURING
                                                                 6/01/04        11/30/04        RATIO          PERIOD*
                                                               ------------   ------------   ------------    ------------
EMERGING MARKETS VALUE PORTFOLIO
  Actual Fund Return                                           $   1,000.00   $   1,312.00      0.76%        $       4.39
  Hypothetical 5% Return                                       $   1,000.00   $   1,021.20      0.76%        $       3.84

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
  Actual Fund Return                                           $   1,000.00   $   1,314.80      0.32%        $       1.85
  Hypothetical 5% Return                                       $   1,000.00   $   1,023.40      0.32%        $       1.62

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (32,485,724 Shares, Cost $569,789) at Value+                      $      895,631
Receivable for Fund Shares Sold                                              1,576
Prepaid Expenses and Other Assets                                               15
                                                                    --------------
    Total Assets                                                           897,222
                                                                    --------------
LIABILITIES:
Payables:
  Investment Securities Purchased                                            1,363
  Fund Shares Redeemed                                                         213
  Due to Advisor                                                               281
Accrued Expenses and Other Liabilities                                          52
                                                                    --------------
    Total Liabilities                                                        1,909
                                                                    --------------
NET ASSETS                                                          $      895,313
                                                                    ==============
SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)                                              49,941,788
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $        17.93
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-in Capital                                                     $      578,904
Accumulated Net Investment Income (Loss)                                        (8)
Accumulated Net Realized Gain (Loss)                                        (9,425)
Unrealized Appreciation (Depreciation) from Investment Securities          325,842
                                                                    --------------
    Total Net Assets                                                $      895,313
                                                                    ==============

----------
+    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from Dimensional Emerging Markets Value Fund Inc.         $       10,956
                                                                                          --------------
EXPENSES
  Administrative Services                                                                          2,441
  Accounting & Transfer Agent Fees                                                                    17
  Legal Fees                                                                                          15
  Audit Fees                                                                                           3
  Filing Fees                                                                                         84
  Shareholders' Reports                                                                               24
  Directors' Fees and Expenses                                                                        10
  Other                                                                                                7
                                                                                          --------------
    Total Expenses                                                                                 2,601
                                                                                          --------------
  NET INVESTMENT INCOME (LOSS)                                                                     8,355
                                                                                          --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  Capital Gain Distributions Received from Dimensional Emerging Markets Value Fund Inc.            4,408
  Net Realized Gain (Loss) on Investment Securities Sold                                          (2,987)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                                        234,247
                                                                                          --------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                       235,668
                                                                                          --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           $      244,023
                                                                                          ==============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                              YEAR            YEAR
                                                                             ENDED           ENDED
                                                                            NOV. 30,        NOV. 30,
                                                                              2004            2003
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                            $      8,355    $      5,044
  Capital Gain Distributions Received from Dimensional Emerging Markets
    Value Fund Inc.                                                              4,408              --
  Net Realized Gain (Loss) on Investment Securities Sold                        (2,987)           (717)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities                                                      234,247          94,657
                                                                          ------------    ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations          244,023          98,984
                                                                          ------------    ------------
Distributions From:
  Net Investment Income                                                        (12,625)         (1,969)
  Net Long-Term Gains                                                             (803)         (1,048)
                                                                          ------------    ------------
      Total Distributions                                                      (13,428)         (3,017)
                                                                          ------------    ------------
Capital Share Transactions (1):
  Shares Issued                                                                332,075         208,413
  Shares Issued in Lieu of Cash Distributions                                   10,785           3,017
  Shares Redeemed                                                              (81,177)        (22,878)
                                                                          ------------    ------------
      Net Increase (Decrease) from Capital Share Transactions                  261,683         188,552
                                                                          ------------    ------------
      Total Increase (Decrease)                                                492,278         284,519
NET ASSETS
  Beginning of Period                                                          403,035         118,516
                                                                          ------------    ------------
  End of Period                                                           $    895,313    $    403,035
                                                                          ============    ============
(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                              22,587          20,044
     Shares Issued in Lieu of Cash Distributions                                   778             369
     Shares Redeemed                                                            (5,596)         (2,310)
                                                                          ------------    ------------
                                                                                17,769          18,103
                                                                          ============    ============

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      12.53    $       8.42    $       8.43    $       8.97    $      13.67
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.21            0.19            0.18            0.18            0.10
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        5.54            4.13            0.49           (0.58)          (3.56)
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       5.75            4.32            0.67           (0.40)          (3.46)
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.35)          (0.14)          (0.23)          (0.09)          (0.11)
   Net Realized Gains                                          --           (0.07)          (0.45)          (0.05)          (1.13)
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.35)          (0.21)          (0.68)          (0.14)          (1.24)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      17.93    $      12.53    $       8.42    $       8.43    $       8.97
                                                     ============    ============    ============    ============    ============
Total Return                                                46.76%          52.59%           8.29%          (4.60)%        (28.30)%

Net Assets, End of Period (thousands)                $    895,313    $    403,035    $    118,516    $     60,999    $     44,658
Ratio of Expenses to Average Net Assets (1)                  0.77%           0.86%           0.85%           1.00%           1.04%
Ratio of Net Investment Income to Average Net
   Assets                                                    1.37%           2.41%           2.10%           2.34%           0.76%
Portfolio Turnover Rate                                       N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series                   8%             10%             15%             19%             19%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.
N/A Refer to the respective Master Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-six portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-five are presented within four separate reports.

     The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2004, the Portfolio owned 76% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $9,668.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40 of 1% of average daily net assets.

     Certain officers of the Group are also officers, directors and shareholders of the Advisor.

D. FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to reclassing distributions between realized gains and net investment income, were reclassified to the following accounts (amounts in thousands):

                            INCREASE        INCREASE
                           (DECREASE)      (DECREASE)
                          ACCUMULATED    UNDISTRIBUTED
                          NET REALIZED   NET INVESTMENT
                             GAINS           INCOME
                          ------------   --------------
                            $  (803)         $   803

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                 ORDINARY
                                INCOME AND
                                SHORT-TERM       LONG-TERM
                               CAPITAL GAINS   CAPITAL GAINS      TOTAL
                               -------------   -------------   ------------
2004                           $      12,625   $         803   $     13,428
2003                                   1,969           1,048          3,017

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                     TOTAL NET
                                                   DISTRIBUTABLE
                  UNDISTRIBUTED   UNDISTRIBUTED      EARNINGS/
                 NET INVESTMENT     LONG-TERM      (ACCUMULATED
                     INCOME       CAPITAL GAINS       LOSSES)
                 --------------   -------------    -------------
                       --            $  2,916         $  2,916

     During the year ended November 30, 2004, the Portfolio utilized prior year capital loss carryforwards in the approximate amount of $776,000 to offset realized capital gains for federal income tax purposes.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                            NET
                                                         UNREALIZED
               FEDERAL     UNREALIZED     UNREALIZED   APPRECIATION/
              TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
             ----------   ------------   ------------  --------------
             $  582,128    $  313,503         --         $   313,503

E. LINE OF CREDIT:

     The Portfolio, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Portfolio under the line of credit during the year ended November 30, 2004.

F. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio and/or its affiliates that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF EMERGING MARKETS VALUE PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                PERFORMANCE CHART

[CHART]

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                     DIMENSIONAL EMERGING       MSCI EMERGING MARKETS
                    MARKETS VALUE FUND INC.    FREE INDEX (PRICE-ONLY)
11/30/1994               $      9,950               $     10,000
12/31/1994               $      9,198               $      9,190
 1/31/1995               $      8,371               $      8,207
 2/28/1995               $      8,087               $      7,988
 3/31/1995               $      8,330               $      8,020
 4/30/1995               $      8,852               $      8,364
 5/31/1995               $      9,704               $      8,787
 6/30/1995               $      9,603               $      8,795
 7/31/1995               $      9,848               $      8,978
 8/31/1995               $      9,510               $      8,755
 9/30/1995               $      9,312               $      8,702
10/31/1995               $      9,011               $      8,360
11/30/1995               $      8,780               $      8,204
12/31/1995               $      9,079               $      8,552
 1/31/1996               $      9,921               $      9,151
 2/29/1996               $      9,653               $      8,991
 3/31/1996               $      9,699               $      9,044
 4/30/1996               $     10,021               $      9,374
 5/31/1996               $     10,090               $      9,309
 6/30/1996               $     10,194               $      9,347
 7/31/1996               $      9,373               $      8,692
 8/31/1996               $      9,679               $      8,901
 9/30/1996               $      9,903               $      8,966
10/31/1996               $      9,667               $      8,721
11/30/1996               $      9,606               $      8,856
12/31/1996               $      9,673               $      8,885
 1/31/1997               $     10,821               $      9,483
 2/28/1997               $     11,088               $      9,882
 3/31/1997               $     10,781               $      9,599
 4/30/1997               $     10,668               $      9,582
 5/31/1997               $     11,413               $      9,830
 6/30/1997               $     11,874               $     10,336
 7/31/1997               $     12,099               $     10,469
 8/31/1997               $     10,836               $      9,125
 9/30/1997               $     11,483               $      9,363
10/31/1997               $     10,051               $      7,819
11/30/1997               $      9,773               $      7,529
12/31/1997               $     10,151               $      7,693
 1/31/1998               $      9,527               $      7,084
 2/28/1998               $     10,263               $      7,819
 3/31/1998               $     10,737               $      8,132
 4/30/1998               $     10,600               $      8,028
 5/31/1998               $      9,407               $      6,903
 6/30/1998               $      8,595               $      6,165
 7/31/1998               $      8,932               $      6,338
 8/31/1998               $      6,604               $      4,482
 9/30/1998               $      6,579               $      4,754
10/31/1998               $      7,989               $      5,249
11/30/1998               $      9,302               $      5,679
12/31/1998               $      9,675               $      5,576
 1/31/1999               $      9,538               $      5,482
 2/28/1999               $      9,629               $      5,531
 3/31/1999               $     10,705               $      6,243
 4/30/1999               $     13,397               $      7,006
 5/31/1999               $     13,397               $      6,944
 6/30/1999               $     15,027               $      7,717
 7/31/1999               $     14,708               $      7,496
 8/31/1999               $     14,838               $      7,559
 9/30/1999               $     14,375               $      7,293
10/31/1999               $     15,005               $      7,442
11/30/1999               $     15,969               $      8,107
12/31/1999               $     17,966               $      9,127
 1/31/2000               $     17,869               $      9,164
 2/29/2000               $     17,402               $      9,282
 3/31/2000               $     17,160               $      9,313
 4/30/2000               $     16,139               $      8,417
 5/31/2000               $     15,005               $      8,051
 6/30/2000               $     15,036               $      8,308
 7/31/2000               $     14,402               $      7,871
 8/31/2000               $     14,417               $      7,899
 9/30/2000               $     13,372               $      7,199
10/31/2000               $     12,423               $      6,673
11/30/2000               $     11,492               $      6,086
12/31/2000               $     11,837               $      6,225
 1/31/2001               $     12,977               $      7,068
 2/28/2001               $     11,925               $      6,509
 3/31/2001               $     10,785               $      5,840
 4/30/2001               $     11,275               $      6,112
 5/31/2001               $     11,547               $      6,165
 6/30/2001               $     11,415               $      6,022
 7/31/2001               $     11,108               $      5,626
 8/31/2001               $     11,239               $      5,561
 9/30/2001               $      9,416               $      4,688
10/31/2001               $      9,802               $      4,977
11/30/2001               $     10,993               $      5,491
12/31/2001               $     11,746               $      5,919
 1/31/2002               $     12,694               $      6,112
 2/28/2002               $     12,528               $      6,206
 3/31/2002               $     13,282               $      6,554
 4/30/2002               $     13,650               $      6,580
 5/31/2002               $     13,485               $      6,458
 6/30/2002               $     12,528               $      5,963
 7/31/2002               $     12,040               $      5,494
 8/31/2002               $     12,068               $      5,574
 9/30/2002               $     10,632               $      4,962
10/31/2002               $     11,083               $      5,281
11/30/2002               $     11,958               $      5,639
12/31/2002               $     11,604               $      5,447
 1/31/2003               $     11,783               $      5,416
 2/28/2003               $     11,679               $      5,245
 3/31/2003               $     11,426               $      5,077
 4/30/2003               $     12,929               $      5,504
 5/31/2003               $     13,907               $      5,882
 6/30/2003               $     14,527               $      6,204
 7/31/2003               $     14,855               $      6,575
 8/31/2003               $     15,842               $      7,002
 9/30/2003               $     16,621               $      7,041
10/31/2003               $     18,115               $      7,628
11/30/2003               $     18,322               $      7,707
12/31/2003               $     20,539               $      8,256
 1/31/2004               $     21,099               $      8,525
 2/29/2004               $     22,480               $      8,908
 3/31/2004               $     22,760               $      8,989
 4/30/2004               $     21,176               $      8,229
 5/31/2004               $     20,549               $      8,041
 6/30/2004               $     20,941               $      8,059
 7/31/2004               $     21,203               $      7,890
 8/31/2004               $     22,167               $      8,200
 9/30/2004               $     23,626               $      8,655
10/31/2004               $     24,380               $      8,843
11/30/2004               $     27,016               $      9,658

  AVERAGE ANNUAL           ONE      FIVE       TEN
  TOTAL RETURN            YEAR     YEARS      YEARS
  --------------------------------------------------
                         47.38%    10.99%     10.67%

Past performance is not predictive of future performance.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                 BEGINNING       ENDING                       EXPENSES
                                                  ACCOUNT       ACCOUNT       ANNUALIZED        PAID
                                                   VALUE         VALUE         EXPENSE         DURING
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.      6/01/04       11/30/04        RATIO          PERIOD*
--------------------------------------------   ------------   ------------   ------------   ------------
   Actual Fund Return                          $   1,000.00   $   1,314.80       0.32%      $       1.85
   Hypothetical 5% Return                      $   1,000.00   $   1,023.40       0.32%      $       1.62

----------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

Financials                                  26.9%
Materials                                   26.4
Industrials                                 16.9
Consumer Discretionary                      11.1
Consumer Staples                             6.6
Information Technology                       4.2
Energy                                       3.1
Telecommunication Service                    1.6
Utilities                                    1.6
Health Care                                  1.6
                                           -----
                                           100.0%
                                           =====

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
SOUTH AFRICA -- (12.4%)
COMMON STOCKS -- (12.4%)
  ABSA Group, Ltd.                                                             1,028,666   $    12,487,243                1.1%
  Anglo American PLC                                                             234,915         5,610,864                0.5%
  Barloworld, Ltd.                                                               397,633         6,734,018                0.6%
  Imperial Holdings, Ltd.                                                        354,239         6,236,610                0.5%
  Iscor, Ltd.                                                                    976,965        10,962,879                0.9%
  Liberty Group, Ltd.                                                            711,717         7,828,579                0.7%
  Nedcor, Ltd.                                                                   837,695        10,907,757                0.9%
  Old Mutual PLC                                                               6,560,799        16,233,597                1.4%
  Sanlam, Ltd.                                                                 4,967,580        10,376,795                0.9%
  Sappi, Ltd.                                                                    451,122         6,023,655                0.5%
  Other Securities                                                                              52,698,422                4.5%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $98,218,528)                                                                           146,100,419               12.5%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* South African Rand
    (Cost $4,049)                                                                                    4,649                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH AFRICA
  (Cost $98,222,577)                                                                           146,105,068               12.5%
                                                                                           ---------------    ---------------
SOUTH KOREA -- (11.6%)
COMMON STOCKS -- (11.6%)
  Hyundai Motor Co., Ltd.                                                        212,320        10,419,976                0.9%
  Other Securities                                                                             126,463,016               10.8%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $85,258,948)                                                                           136,882,992               11.7%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                            0                0.0%
                                                                                           ---------------    ---------------
TOTAL -- SOUTH KOREA
  (Cost $85,258,948)                                                                           136,882,992               11.7%
                                                                                           ---------------    ---------------
TAIWAN -- (10.7%)
COMMON STOCKS -- (10.6%)
* Chang Hwa Commercial Bank                                                    8,379,459         5,204,329                0.5%
  Far East Textile, Ltd.                                                       7,095,613         5,497,160                0.5%
  Other Securities                                                                             113,869,960                9.6%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $108,048,876)                                                                          124,571,449               10.6%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Taiwan Dollar
    (Cost $950,056)                                                                                973,977                0.1%
                                                                                           ---------------    ---------------
TOTAL -- TAIWAN
  (Cost $108,998,932)                                                                          125,545,426               10.7%
                                                                                           ---------------    ---------------
MEXICO -- (10.1%)
COMMON STOCKS -- (10.1%)
  Alfa S.A. de C.V. Series A                                                   3,740,264        18,523,498                1.6%
  Controladora Comercial Mexicana S.A. de C.V. Series B                        5,484,600         6,145,703                0.5%
* Empresas ICA Sociedad Controladora S.A. de C.V.                             16,050,200         5,732,852                0.5%
  Industrias Penoles S.A. de C.V.                                              1,277,400         6,656,236                0.6%

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
* Nueva Grupo Mexico S.A. de C.V. Series B                                     5,325,961   $    25,736,156                2.2%
  Organizacion Soriana S.A. de C.V. Series B                                   2,735,500         9,405,242                0.8%
  Other Securities                                                                              46,257,486                3.9%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $69,257,596)                                                                           118,457,173               10.1%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Mexican Peso
    (Cost $6,374)                                                                                    5,970                0.0%
                                                                                           ---------------    ---------------
TOTAL -- MEXICO
  (Cost $69,263,970)                                                                           118,463,143               10.1%
                                                                                           ---------------    ---------------
BRAZIL -- (9.1%)
PREFERRED STOCKS -- (7.9%)
* Acesita SA                                                                     413,076         5,414,029                0.5%
  Banco Bradesco SA                                                               83,828         5,485,803                0.5%
* Braskem SA                                                                 142,800,000         6,216,000                0.5%
  Gerdau SA                                                                      775,552        13,959,936                1.2%
  Metalurgica Gerdau SA                                                          396,800         9,337,929                0.8%
  Sadia SA                                                                     3,838,282         7,761,232                0.7%
  Siderurgica Belgo-Mineira                                                   12,307,631         6,312,186                0.5%
  Siderurgica de Tubarao Sid Tubarao                                         160,870,000         8,398,360                0.7%
  Other Securities                                                                              30,518,093                2.5%
                                                                                           ---------------    ---------------
TOTAL PREFERRED STOCKS
  (Cost $22,269,100)                                                                            93,403,568                7.9%
                                                                                           ---------------    ---------------
COMMON STOCKS -- (1.2%)
  Companhia Siderurgica Nacional                                                 606,400        11,548,353                1.0%
  Other Securities                                                                               2,282,860                0.2%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $2,920,794)                                                                             13,831,213                1.2%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                          378                0.0%
                                                                                           ---------------    ---------------
TOTAL -- BRAZIL
  (Cost $25,189,894)                                                                           107,235,159                9.1%
                                                                                           ---------------    ---------------
MALAYSIA -- (7.7%)
COMMON STOCKS -- (7.7%)
  Other Securities                                                                              90,853,909                7.7%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $78,273,577)                                                                            90,853,909                7.7%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $2,000)                                                                                   59,258                0.0%
                                                                                           ---------------    ---------------
TOTAL -- MALAYSIA
  (Cost $78,275,577)                                                                            90,913,167                7.7%
                                                                                           ---------------    ---------------
TURKEY -- (7.0%)
COMMON STOCKS -- (7.0%)
  Akbank T.A.S.                                                            2,744,529,505        13,018,047                1.1%
* Dogan Sirketler Grubu Holdings A.S.                                      3,007,361,142         5,213,633                0.4%
  Eregli Demir ve Celik Fabrikalari Turk A.S.                              1,995,394,500         8,286,369                0.7%

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
* Turkiye Garanti Bankasi A.S.                                             2,762,007,650   $     6,754,907                0.6%
  Turkiye Is Bankasi A.S. Series C                                         1,860,440,560         8,766,399                0.8%
  Other Securities                                                                              40,733,982                3.5%
                                                                                           ---------------    ---------------
TOTAL -- TURKEY
  (Cost $31,842,604)                                                                            82,773,337                7.1%
                                                                                           ---------------    ---------------
INDONESIA -- (6.3%)
COMMON STOCKS -- (6.3%)
  PT Bank Pan Indonesia Tbk                                                  113,482,661         5,156,231                0.4%
  PT International Nickel Indonesia Tbk                                        7,522,000         9,852,368                0.8%
  PT Medco Energi International Tbk                                           31,249,000         7,186,336                0.6%
  PT Semen Gresik Tbk                                                          8,421,591        11,991,021                1.0%
  PT Tempo Scan Pacific                                                        6,466,000         6,313,906                0.5%
  Other Securities                                                                              34,371,706                3.1%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $37,400,548)                                                                            74,871,568                6.4%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Indonesia Rupiah
    (Cost $1,131)                                                                                    1,057                0.0%
                                                                                           ---------------    ---------------
TOTAL -- INDONESIA
  (Cost $37,401,679)                                                                            74,872,625                6.4%
                                                                                           ---------------    ---------------
ISRAEL -- (5.7%)
COMMON STOCKS -- (5.7%)
  Bank Hapoalim, Ltd.                                                          3,775,700        11,007,262                0.9%
  Bank Leumi Le-Israel                                                         4,836,950        11,358,181                1.0%
* Koor Industries, Ltd.                                                          125,769         5,851,171                0.5%
  Other Securities                                                                              39,249,325                3.4%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $50,280,448)                                                                            67,465,939                5.8%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Israel Shekel
    (Cost $6,027)                                                                                    6,255                0.0%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                            0                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ISRAEL
  (Cost $50,286,475)                                                                            67,472,194                5.8%
                                                                                           ---------------    ---------------
THAILAND -- (4.8%)
COMMON STOCKS -- (4.8%)
  National Petrochemical Public Co., Ltd. (Foreign)                            2,010,600         5,356,838                0.5%
  Regional Container Lines Public Co., Ltd.                                    6,950,000         5,334,623                0.5%
  Other Securities                                                                              45,539,895                3.8%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $29,044,407)                                                                            56,231,356                4.8%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                            0                0.0%
                                                                                           ---------------    ---------------
TOTAL -- THAILAND
  (Cost $29,044,407)                                                                            56,231,356                4.8%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
HUNGARY -- (3.1%)
COMMON STOCKS -- (3.1%)
  Magyar Olay-Es Gazipari RT                                                     183,209   $    12,377,521                1.1%
* Tiszai Vegyi Kombinat RT                                                       253,242         7,190,453                0.6%
  Other Securities                                                                              16,539,871                1.4%
                                                                                           ---------------    ---------------
TOTAL -- HUNGARY
  (Cost $23,732,647)                                                                            36,107,845                3.1%
                                                                                           ---------------    ---------------
CHILE -- (3.0%)
COMMON STOCKS -- (3.0%)
  COPEC (Cia de Petroleos de Chile)                                              947,488         7,489,705                0.6%
  Empresas CMPC SA                                                               286,547         6,575,602                0.6%
  Sociedad Quimica y Minera de Chile SA Series B                                 945,090         5,751,674                0.5%
  Other Securities                                                                              15,062,905                1.3%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,296,477)                                                                            34,879,886                3.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Chilean Pesos
    (Cost $22,286)                                                                                  22,521                0.0%
                                                                                           ---------------    ---------------
TOTAL -- CHILE
  (Cost $19,318,763)                                                                            34,902,407                3.0%
                                                                                           ---------------    ---------------
POLAND -- (2.7%)
COMMON STOCKS -- (2.7%)
  Other Securities                                                                              32,255,044                2.7%
                                                                                           ---------------    ---------------
TOTAL -- POLAND
  (Cost $23,766,828)                                                                            32,255,044                2.7%
                                                                                           ---------------    ---------------
ARGENTINA -- (2.2%)
COMMON STOCKS -- (2.2%)
  Tenaris SA                                                                   1,660,259         7,936,331                0.7%
  Other Securities                                                                              17,995,742                1.5%
                                                                                           ---------------    ---------------
TOTAL COMMON STOCKS
  (Cost $19,009,343)                                                                            25,932,073                2.2%
                                                                                           ---------------    ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
    (Cost $0)                                                                                       52,751                0.0%
                                                                                           ---------------    ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Argentine Peso
    (Cost $3,426)                                                                                    3,417                0.0%
                                                                                           ---------------    ---------------
TOTAL -- ARGENTINA
  (Cost $19,012,769)                                                                            25,988,241                2.2%
                                                                                           ---------------    ---------------
PHILIPPINES -- (2.2%)
COMMON STOCKS -- (2.2%)
  Other Securities                                                                              25,566,076                2.2%
                                                                                           ---------------    ---------------
TOTAL -- PHILIPPINES
  (Cost $28,352,716)                                                                            25,566,076                2.2%
                                                                                           ---------------    ---------------

                                                                                                                PERCENTAGE
                                                                                  SHARES            VALUE+    OF NET ASSETS**
                                                                                  ------            ------    ---------------
CZECH REPUBLIC -- (0.8%)
COMMON STOCKS -- (0.8%)
  CEZ A.S.                                                                       491,462   $     7,088,714                0.6%
  Other Securities                                                                               2,772,440                0.2%
                                                                                           ---------------    ---------------
TOTAL -- CZECH REPUBLIC
  (Cost $7,263,981)                                                                              9,861,154                0.8%
                                                                                           ---------------    ---------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
* Euro Currency
    (Cost $372)                                                                                        549                0.0%
                                                                                           ---------------    ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $6,920,000 FNMA Notes 2.95%, 11/14/07,
    valued at $6,929,709) to be repurchased at $6,834,357
    (Cost $6,834,000)                                                    $         6,834         6,834,000                0.6%
                                                                                           ---------------    ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $742,067,139)                                                                      $ 1,178,009,783              100.5%
                                                                                           ===============    ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
     "Other Securites" are those securites that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost $742,067)                                            $  1,178,010
Cash                                                                                       9
Receivables:
   Investment Securities Sold                                                            779
   Dividends and Interest                                                              1,530
   Fund Shares Sold                                                                    1,391
                                                                                ------------
      Total Assets                                                                 1,181,719
                                                                                ------------
LIABILITIES:
Payables:
   Investment Securities Purchased                                                       522
   Fund Shares Redeemed                                                                3,520
   Due to Advisor                                                                         93
Deferred Thailand Capital Gains Tax                                                    4,368
Deferred Chilean Repatriation Tax                                                         17
Accrued Expenses and Other Liabilities                                                   249
                                                                                ------------
      Total Liabilities                                                                8,769
                                                                                ------------
NET ASSETS applicable to 42,541,317 shares outstanding $0.01 par value shares
   (Authorized 200,000,000 shares)                                              $  1,172,950
                                                                                ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                        $      27.57
                                                                                ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                 $    717,020
Accumulated Net Investment Income (Loss)                                               3,225
Accumulated Net Realized Gain (Loss)                                                  22,438
Accumulated Net Realized Foreign Exchange Gain (Loss)                                 (1,330)
Unrealized Appreciation (Depreciation) from Investment Securities and Foreign
   Currency Transactions                                                             435,943
Unrealized Net Foreign Exchange Gain (Loss)                                               22
Deferred Thailand Capital Gains Tax                                                   (4,368)
                                                                                ------------
      Total Net Assets                                                          $  1,172,950
                                                                                ============

                 See accompanying Notes to Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $3,034)                          $     22,565
   Interest                                                                              141
                                                                                ------------
          Total Investment Income                                                     22,706
                                                                                ------------
EXPENSES
   Investment Advisory Services                                                          852
   Accounting & Transfer Agent Fees                                                      692
   Custodian Fees                                                                      1,095
   Legal Fees                                                                             42
   Audit Fees                                                                             31
   Shareholders' Reports                                                                  75
   Directors' Fees and Expenses                                                            6
   Other                                                                                  68
                                                                                ------------
          Total Expenses                                                               2,861
                                                                                ------------
   NET INVESTMENT INCOME (LOSS)                                                       19,845
                                                                                ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                             26,764
   Net Realized Gain (Loss) on Foreign Currency Transactions                          (1,330)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                     294,842
      Translation of Foreign Currency Denominated Amounts                                 36
   Deferred Thailand Capital Gains Tax                                                 1,032
                                                                                ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                     321,344
                                                                                ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 $    341,189
                                                                                ============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                YEAR           YEAR
                                                                               ENDED          ENDED
                                                                              NOV. 30,       NOV. 30,
                                                                                2004           2003
                                                                            ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                             $     19,845   $      9,519
   Net Realized Gain (Loss) on Investment Securities Sold                         26,764          9,445
   Net Realized Gain (Loss) on Foreign Currency Transactions                      (1,330)          (301)
   Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency                                 294,842        164,617
      Translation of Foreign Currency Denominated Amounts                             36            (93)
   Deferred Thailand Capital Gains Tax                                             1,032         (3,793)
                                                                            ------------   ------------
          Net Increase (Decrease) in Net Assets Resulting from Operations        341,189        179,394
                                                                            ------------   ------------
Distributions From:
   Net Investment Income                                                         (15,246)       (10,213)
   Net Long-Term Gains                                                            (6,727)            --
                                                                            ------------   ------------
          Total Distributions                                                    (21,973)       (10,213)
                                                                            ------------   ------------
Capital Share Transactions (1):
   Shares Issued                                                                 283,404        187,083
   Shares Issued in Lieu of Cash Distributions                                    19,331         10,213
   Shares Redeemed                                                               (66,724)       (94,351)
                                                                            ------------   ------------
          Net Increase (Decrease) from Capital Share Transactions                236,011        102,945
                                                                            ------------   ------------
          Total Increase (Decrease)                                              555,227        272,126

NET ASSETS
   Beginning of Period                                                           617,723        345,597
                                                                            ------------   ------------
   End of Period                                                            $  1,172,950   $    617,723
                                                                            ============   ============
(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                               12,545         11,549
      Shares Issued in Lieu of Cash Distributions                                    905            597
      Shares Redeemed                                                             (3,000)        (7,037)
                                                                            ------------   ------------
                                                                                  10,450          5,109
                                                                            ============   ============

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         YEAR            YEAR            YEAR            YEAR            YEAR
                                                         ENDED           ENDED           ENDED           ENDED           ENDED
                                                        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                         2004            2003            2002            2001            2000
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, Beginning of Period                 $      19.25    $      12.81    $      12.28    $      14.14    $      20.88
                                                     ------------    ------------    ------------    ------------    ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.52            0.33            0.23            0.38            0.19
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                        8.42            6.45            0.83           (0.92)          (5.75)
                                                     ------------    ------------    ------------    ------------    ------------
      Total from Investment Operations                       8.94            6.78            1.06           (0.54)          (5.56)
                                                     ------------    ------------    ------------    ------------    ------------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.41)          (0.34)          (0.32)          (0.33)          (0.16)
   Net Realized Gains                                       (0.21)             --           (0.21)          (0.99)          (1.02)
                                                     ------------    ------------    ------------    ------------    ------------
      Total Distributions                                   (0.62)          (0.34)          (0.53)          (1.32)          (1.18)
                                                     ------------    ------------    ------------    ------------    ------------
Net Asset Value, End of Period                       $      27.57    $      19.25    $      12.81    $      12.28    $      14.14
                                                     ============    ============    ============    ============    ============
Total Investment Return                                     47.38%          53.30%           8.79%          (4.34)%        (28.02)%

Net Assets, End of Period (thousands)                $  1,172,950    $    617,723    $    345,597    $    279,096    $    295,276
Ratio of Expenses to Average Net Assets                      0.34%           0.42%           0.40%           0.52%           0.54%
Ratio of Net Investment Income to Average Net
   Assets                                                    2.33%           2.39%           1.67%           3.16%           1.46%
Portfolio Turnover Rate                                         8%             10%             15%             19%             19%

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are approved in good faith at fair value using methods approved by the Board of Directors.

     The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

     5. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $13,700.

     6. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned.

     The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period of the underlying securities.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2004, the Fund paid the Advisor a fee based on an annual effective rate of 0.10 of 1% of average net assets.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Fund made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

Purchases                                                            $   307,963
Sales                                                                     65,388

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

E. FEDERAL INCOME TAXES:

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gains, and undistributed net investment income as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                       INCREASE        INCREASE
                      (DECREASE)      (DECREASE)
                     ACCUMULATED    UNDISTRIBUTED
                     NET REALIZED   NET INVESTMENT
                         GAINS          INCOME
                     ------------   --------------
                     $     (1,396)  $        1,396

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                   ORDINARY
                                                  INCOME AND
                                                  SHORT-TERM   LONG-TERM
                                                     GAINS    CAPITAL GAIN      TOTAL
                                                  ----------  ------------    ---------
2004                                              $   15,246  $    6,727      $  21,973
2003                                                  10,213          --         10,213

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                      TOTAL NET
                                                     DISTRIBUTABLE
                   UNDISTRIBUTED   UNDISTRIBUTED       EARNINGS
                   NET INVESTMENT   NET REALIZED     (ACCUMULATED
                       INCOME      CAPITAL GAINS       LOSSES)
                   --------------  -------------     ------------
                   $        5,282  $      24,032     $     29,314

      Certain of the Funds's investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, the Fund had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $1,967,765 and $2,725,434, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each the Fund, at November 30, 2004 were as follows (amounts in thousands):

                                                                                  NET
                                                                               UNREALIZED
                                    FEDERAL      UNREALIZED     UNREALIZED   APPRECIATION/
                                    TAX COST    APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                   ----------   ------------   ------------  --------------
                                   $  747,035   $    482,228   $    (51,253) $      430,975

F. LINE OF CREDIT:

     The Fund together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. The Fund is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line of credit are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings by the Fund under the discretionary line of credit with the domestic custodian bank during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Fund under the line of credit during the year ended November 30, 2004.

G. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------------------------------------------------------------------------------------------------------------------
                                       DISINTERESTED TRUSTEES/DIRECTORS

George M. Constantinides   DFAITC - since 1993     75 portfolios in 4     Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG    DFAIDG - since 1983     investment companies   of Business, University of Chicago.
and DEM.                   DIG - since 1993
Trustee of DFAITC.         DEM - since 1993
1101 E.58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of  DFAITC - since 1993     75 portfolios in 4     Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.       DFAIDG - since 1986     investment companies   Professor of Economics, Graduate School of
Trustee of DFAITC.         DIG - since 1993                               Business, University of Chicago. Senior
1101 E.58th Street         DEM - since 1993                               Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                         strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                    President, Cardean University (division of
                                                                          UNext.com). Member of the Boards of Milwaukee
                                                                          Mutual Insurance Company and UNext.com. Formerly,
                                                                          Trustee, First Prairie Funds (registered
                                                                          investment company). Trustee, Harbor Fund
                                                                          (registered investment company) (13 Portfolios).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson          DFAITC - since 1993     75 portfolios in 4     Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies   Management. Director, BIRR Portfolio Analysis,
and DEM.                   DIG - since 1993                               Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.         DEM - since 1993                               Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                 publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                           Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                             Director, Hospital Fund, Inc. (investment
06520-8200                                                                management services).
Date of Birth: 5/27/43

Robert C. Merton           DFA ITC - since 2003    75 portfolios in 4     John and Natty McArthur University Professor,
Director of DFAIDG, DIG    DFA IDG - since 2003    investment companies   Graduate School of Business Administration,
and DEM.                   DFA DIG - since 2003                           Harvard University (since 1998). George Fisher
Trustee of DFAITC.         DEM - since 2003                               Baker Professor of Business Administration,
Harvard Business School                                                   Graduate School of Business Administration,
397 Morgan Hall                                                           Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                            Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                          2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                    software) (since 2001). Director, Peninsula Banking
                                                                          Group (bank) (since 2003). Director, Community
                                                                          First Financial Group (bank holding company)
                                                                          (since 2003). Formerly, Co-Founder and Principal,
                                                                          Long-Term Capital Management. Director, Vical
                                                                          Incorporated (biopharamceutical product
                                                                          development).

Myron S. Scholes           DFAITC - since 1993     75 portfolios in 4     Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG    DFAIDG - since 1981     investment companies   Stanford University. Managing Partner, Oak Hill
and DEM.                   DIG - since 1993                               Capital Management (private equity firm). Chairman,
Trustee of DFAITC.         DEM - since 1993                               Oak Hill Platinum Partners (hedge fund). Director,
Oak Hill Capital                                                          Chicago Mercantile Exchange. Consultant, Arbor
Management, Inc.                                                          Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                        Family of Funds. Director, American Century Fund
Suite 220                                                                 Complex (registered investment companies) (38
Menlo Park, CA 94025                                                      Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                    Exchange Holdings Inc..

Abbie J. Smith             DFAITC - since 2000     75 portfolios in 4     Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG    DFAIDG - since 2000     investment companies   Graduate School of Business, University of
and DEM.                   DIG - since 2000                               Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.         DEM - since 2000                               Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                               Industries Inc. (office furniture) and Director,
University of Chicago                                                     Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                   INTERESTED TRUSTEES/DIRECTORS**

David G. Booth             DFAITC - since 1993     75 portfolios in 4     Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief  DFAIDG - since 1981     investment companies   Investment Officer and President of Dimensional
Executive Officer, Chief   DIG - since 1992                               Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and     DEM - since 1993                               DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                  Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                        DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                  and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                 Chief Investment Officer and President of DFA
Officer and President of                                                  Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                   Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                         Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                    Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                   Investment Officer positions held starting
                                                                          1/1/2003 except for Dimensional Fund Advisors
                                                                          Canada Inc., which was from 6/17/2003.)

                                                                          Limited Partner, Oak Hill Partners. Director,
                                                                          University of Chicago Business School. Formerly,
                                                                          Director, SA Funds (registered investment
                                                                          company). Formerly Director, Assented Corporation
                                                                          (investment management) (until 2002).

   NAME, AGE, POSITION                             PORTFOLIOS WITHIN THE
      WITH THE FUND        TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
       AND ADDRESS           LENGTH OF SERVICE           OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
----------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*        DFAITC - since 1993     75 portfolios in 4     Chairman and Director (and prior to 1/1/2003,
Chairman and Director of   DFAIDG - since 1981     investment companies   Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.       DIG - since 1992                               Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of    DEM - since 1993                               and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                   Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                         formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                    Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                    Investment Officer) of DFA Australia Ltd. Director
                                                                          of Dimensional Funds PLC and Dimensional Fund
                                                                          Advisors Canada Inc.

                                                                          Trustee, St. Louis University. Life Trustee and
                                                                          Member of Investment Committee, DePaul University.
                                                                          Director, The German St. Vincent Orphan Home.
                                                                          Member of Investment Committee, Archdiocese of
                                                                          St. Louis.

 (1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

 (2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

  ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
                                                            OFFICERS
Arthur H. Barlow                      Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                Dimensional Fund Advisors Ltd.

Valerie A. Brown                      Since 2001      Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities, DFA Australia Limited, Dimensional
Secretary                                             Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                Dimensional Fund Advisors Canada Inc. Prior to
                                                      April 2001, legal counsel for Dimensional (since
                                                      March 2000). Associate, Jones, Day, Reavis & Pogue
                                                      from October 1991 to February 2000.

Stephen A. Clark                      Since 2004      Vice President of all the DFA Entities. April 2001
Vice President                                        to April 2004, Portfolio Manager of Dimensional.
Date of Birth: 8/20/72                                Formerly, Graduate Student at the University of
                                                      Chicago (Septempter 2000 to March 2001); and
                                                      Associate of US Bancorp Piper Jaffrey
                                                      (September 1999 to Spetember 2000).

Truman A. Clark                       Since 1996      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                 Dimensional Fund Advisors Ltd.

Christopher S. Crossan                Since 2004      Vice President of all the DFA Entities. Formerly,
Vice President                                        Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                               Inc. and its affiliates (August 2000 to
                                                      January 2004); Brach Chief, Investment Company and
                                                      Invesment Advisor Inspections, Securities and
                                                      Exchange Commission (April 1994 to August 2000).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
James L. Davis                        Since 1999      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                               Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                      State University, Arthur Andersen & Co., and
                                                      Phillips Petroleum Co.

Robert T. Deere                       Since 1994      Vice President of all the DFA Entities and DFA
Vice President                                        Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                Dimensional Fund Advisors Ltd.

Robert W. Dintzner                    Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                April 2001, marketing supervisor and marketing
                                                      coordinator for Dimensional.

Richard A. Eustice                    Since 1998      Vice President and Assistant Secretary of all the
Vice President and Assistant                          DFA Entities and DFA Australia Limited. Formerly,
Secretary                                             Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                   Since 1993      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                Dimensional Fund Advisors Ltd.

Robert M. Fezekas                     Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                       Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 8/2/68                                 representative of Dimensional.

Gretchen A. Flicker                   Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 6/9/71                                 representative of Dimensional.

Glenn S. Freed                        Since 2001      Vice President of all the DFA Entities. Formerly,
Vice President                                        Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                               School of Accounting (September 1998 to August 2001)
                                                      and Academic Director Master of Business Taxation
                                                      Program (June 1996 to August 2001) at the University
                                                      of Southern California Marshall School of Business.

Henry F. Gray                         Since 2000      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                  Since 1997      Vice President, Controller and Assistant Treasurer
Vice President, Controller and                        of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                   and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                Assistant Secretary of Dimensional Fund Advisors
                                                      Ltd..

Christine W. Ho                       Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                          Since 2004      Vice President of all DFA Entities. Prior to
Vice President                                        April 2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                Associate at Gibson, Dunn & Crutcher LLP
                                                      (September 1997 to August 2001).

Patrick Keating                       Since 2003      Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                               Director, President and Chief Executive Officer,
                                                      Assante Asset Management, Inc. (October 2000 to
                                                      December 2002); Director, Assante Capital Management
                                                      (October 2000 to December 2002); President and Chief
                                                      Executive Officer, Assante Capital Management
                                                      (October 2000 to April 2001); Executive Vice
                                                      President, Assante Corporation (May 2001 to
                                                      December 2002); Director, Assante Asset Management
                                                      Ltd. (September 1997 to December 2002); President and
                                                      Chief Executive Officer, Assante Asset Management
                                                      Ltd. (September 1998 to May 2001); Executive Vice
                                                      President, Loring Ward (financial services
                                                      company) (January 1996 to September 1998).

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                    Since 2004      Vice President of all the DFA Entities. From
Vice President                                        April 2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                Dimensional. Formerly, a trader at Lincoln Capital
                                                      Fixed Income Management (formerly Lincoln Capital
                                                      Management Company).

Heather H. Mathews                    Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                               Advisors Inc. Formerly, Graduate Student at
                                                      Harvard University (August 1998 to June 2000).

David M. New                          Since 2003      Vice President of all the DFA Entities. Formerly,
Vice President                                        Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                 Director of Research, Wurts and Associates
                                                      (investment consulting firm) (December 2000 to
                                                      June 2002); and President, Kobe Investment Research
                                                      (August 1999 to November 2000).

Catherine L. Newell                 Vice President    Vice President and Secretary of all the DFA
Vice President and Secretary          since 1997      Entities. Vice President and Assistant Secretary
Date of Birth: 5/7/64                and Secretary    of DFA Australia Limited (since February 2002,
                                      since 2000      April 1997 and May 2002, respectively). Vice
                                                      President and Secretary of Dimensional Fund
                                                      Advisors Canada Inc. (since June 2003). Director,
                                                      Dimensional Funds plc (since January 2002).
                                                      Formerly, Assistant Secretary of all DFA Entities
                                                      and Dimensional Fund Advisors Ltd.

David A. Plecha                       Since 1993      Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                               Ltd..

Edwardo A. Repetto                    Since 2002      Vice President of all the DFA Entities. Formerly,
Vice President                                        Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                April 2002). Formerly, Research Scientist
                                                      (August 1998 to June 2000), California Institute of
                                                      Technology.

Michael T. Scardina                   Since 1993      Vice President, Chief Financial Officer and
Vice President, Chief Financial                       Treasurer of all the DFA Entities, DFA Australia
Officer and Treasurer                                 Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                               since June 2003, Dimensional Fund Advisors Canada
                                                      Inc. Director, Dimensional Fund Advisors
                                                      Ltd. (since February 2002) and Dimensional Funds,
                                                      plc (January 2002).

David E. Schneider                    Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                     Since 2001      Vice President of all the DFA Entities. Director
Vice President                                        of Dimensional Fund Advisors, Ltd. Formerly, Vice
Santa Monica, CA                                      President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                Director of Dimensional Funds plc. Formerly,
                                                      Managing Principal, Payden & Rygel Investment
                                                      Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*         Since 1988      Executive Vice President of all the DFA Entities
Executive Vice President                              and DFA Australia Limited. Vice President
Santa Monica, CA                                      (formerly, Executive Vice President) of Dimensional
Date of Birth: 12/2/46                                Fund Advisors Ltd. (since January 2003) and
                                                      Dimensional Fund Advisor Canada Inc. (since June
                                                      2003).


Grady M. Smith                        Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                Formerly, Principal of William M. Mercer,
                                                      Incorporated (July 1995 to June 2001).

Carl G. Snyder                        Since 2000      Vice President of all the DFA Entities. Prior to
Vice President                                        July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                      Formerly, Vice President of DFA Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                    Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 11/10/47                               representative of Dimensional.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
           AND ADDRESS                  SERVICE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------
Bradley G. Steiman                    Since 2004      Vice President of all the DFA Entities and
Vice President                                        Dimensional Fund Advisors Canada Inc. (since
Date of Birth: 3/25/73                                June 2003). Prior to April 2002, Regional Director of
                                                      Dimensional. Formerly, Vice President and General
                                                      Manager of Assante Global Advisors (July 2000 to
                                                      April 2002); Vice President of Assante Asset
                                                      Management Inc. (March 2000 to July 2000); and
                                                      Private Client Manager at Loring Ward Investment
                                                      Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                       Since 1997      Vice President of all the DFA Entities, DFA
Vice President                                        Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                      and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                Canada Inc.

Carol W. Wardlaw                      Since 2004      Vice President of all the DFA Entities. Prior to
Vice President                                        April 2004, institutional client service
Date of Birth: 8/7/58                                 representative of Dimensional.

Weston J. Wellington                  Since 1997      Vice President of all the DFA Entities. Formerly,
Vice President                                        Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                     Since 2001      Vice President of all the DFA Entities. Prior to
Vice President                                        2001, Director of Financial Advisors Services of
Santa Monica, CA                                      Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                 Ltd. (since October 2003) and President of
                                                      Dimensional Fund Advisors Canada Inc. (since
                                                      June 2003).

 (1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

   * Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                      DFA Investment Dimensions Group Inc.

                   Tax-Managed U.S. Marketwide Value Portfolio
                        Tax-Managed U.S. Equity Portfolio
                   Tax-Managed U.S. Small Cap Value Portfolio
                      Tax-Managed U.S. Small Cap Portfolio
                  Tax-Managed DFA International Value Portfolio

                                  Annual Report

                          Year Ended November 30, 2004

================================================================================

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         -----
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts                                                        1
   Management's Discussion and Analysis                                      3
   Disclosure of Fund Expenses                                               7
   Disclosure of Portfolio Holdings                                          9
   Schedules of Investments/Summary Schedule of Portfolio Holdings          11
      Tax-Managed U.S. Marketwide Value Portfolio                           11
      Tax-Managed U.S. Equity Portfolio                                     11
      Tax-Managed U.S. Small Cap Value Portfolio                            12
      Tax-Managed U.S. Small Cap Portfolio                                  27
      Tax-Managed DFA International Value Portfolio                         53
   Statements of Assets and Liabilities                                     58
   Statements of Operations                                                 59
   Statements of Changes in Net Assets                                      61
   Financial Highlights                                                     63
   Notes to Financial Statements                                            66
   Report of Independent Registered Certified Public Accounting Firm        73

THE DFA INVESTMENT TRUST COMPANY
   Performance Charts                                                       74
   Disclosure of Fund Expenses                                              75
   Disclosure of Portfolio Holdings                                         76
   Schedules of Investments                                                 77
      The Tax-Managed U.S. Marketwide Value Series                          77
      The Tax-Managed U.S. Equity Series                                    91
   Statements of Assets and Liabilities                                    115
   Statements of Operations                                                116
   Statements of Changes in Net Assets                                     117
   Financial Highlights                                                    118
   Notes to Financial Statements                                           119
   Report of Independent Registered Certified Public Accounting Firm       122

FUND MANAGEMENT                                                            123

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                129

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

             TAX-MANAGED U.S.
             MARKETWIDE VALUE   RUSSELL 3000
                PORTFOLIO       VALUE INDEX
  12/14/98      $   10,000       $   10,000
  12/31/98      $   10,310       $   10,636
   1/31/99      $   10,370       $   10,695
   2/28/99      $    9,990       $   10,500
   3/31/99      $   10,347       $   10,695
   4/30/99      $   11,588       $   11,693
   5/31/99      $   11,758       $   11,598
   6/30/99      $   12,049       $   11,941
   7/31/99      $   11,588       $   11,596
   8/31/99      $   11,177       $   11,167
   9/30/99      $   10,601       $   10,789
  10/31/99      $   10,762       $   11,349
  11/30/99      $   10,702       $   11,269
  12/31/99      $   10,871       $   11,342
 1/31/2000      $   10,245       $   10,977
 2/29/2000      $    9,528       $   10,261
 3/31/2000      $   10,649       $   11,422
 4/30/2000      $   10,923       $   11,302
 5/31/2000      $   10,801       $   11,402
 6/30/2000      $   10,131       $   10,937
 7/31/2000      $   10,639       $   11,090
 8/31/2000      $   11,280       $   11,698
 9/30/2000      $   11,155       $   11,794
10/31/2000      $   11,481       $   12,062
11/30/2000      $   11,001       $   11,627
12/31/2000      $   12,057       $   12,251
 1/31/2001      $   12,928       $   12,317
 2/28/2001      $   12,764       $   11,997
 3/31/2001      $   12,384       $   11,589
 4/30/2001      $   13,128       $   12,154
 5/31/2001      $   13,438       $   12,430
 6/30/2001      $   13,285       $   12,209
 7/31/2001      $   13,099       $   12,166
 8/31/2001      $   12,322       $   11,709
 9/30/2001      $   10,809       $   10,852
10/31/2001      $   10,871       $   10,783
11/30/2001      $   11,900       $   11,421
12/31/2001      $   12,263       $   11,720
 1/31/2002      $   11,837       $   11,647
 2/28/2002      $   11,661       $   11,669
 3/31/2002      $   12,161       $   12,246
 4/30/2002      $   11,693       $   11,891
 5/31/2002      $   11,537       $   11,913
 6/30/2002      $   10,415       $   11,263
 7/31/2002      $    9,124       $   10,169
 8/31/2002      $    9,259       $   10,237
 9/30/2002      $    8,417       $    9,127
10/31/2002      $    8,855       $    9,764
11/30/2002      $    9,469       $   10,390
12/31/2002      $    8,924       $    9,939
 1/31/2003      $    8,735       $    9,695
 2/28/2003      $    8,495       $    9,432
 3/31/2003      $    8,498       $    9,454
 4/30/2003      $    9,292       $   10,291
 5/31/2003      $   10,076       $   10,982
 6/30/2003      $   10,155       $   11,123
 7/31/2003      $   10,479       $   11,316
 8/31/2003      $   10,908       $   11,511
 9/30/2003      $   10,561       $   11,397
10/31/2003      $   11,314       $   12,112
11/30/2003      $   11,627       $   12,299
12/31/2003      $   12,218       $   13,033
 1/31/2004      $   12,480       $   13,279
 2/29/2004      $   12,752       $   13,562
 3/31/2004      $   12,744       $   13,467
 4/30/2004      $   12,513       $   13,109
 5/31/2004      $   12,607       $   13,244
 6/30/2004      $   12,999       $   13,584
 7/31/2004      $   12,547       $   13,356
 8/31/2004      $   12,473       $   13,541
 9/30/2004      $   12,927       $   13,778
10/31/2004      $   13,095       $   14,006
11/30/2004      $   13,980       $   14,759

   AVERAGE ANNUAL            ONE    FIVE       FROM
   TOTAL RETURN              YEAR   YEARS  12/14/1998
   --------------------------------------------------
                            20.24%   5.49%       5.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

[CHART]

TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2004

GROWTH OF $10,000

              TAX-MANAGED U.S.     WILSHIRE
              EQUITY PORTFOLIO    5000 INDEX
 9/25/2001      $     10,000      $  10,000
 9/30/2001      $     10,240      $  10,278
10/31/2001      $     10,780      $  10,539
11/30/2001      $     11,780      $  11,346
12/31/2001      $     11,967      $  11,550
 1/31/2002      $     11,708      $  11,407
 2/28/2002      $     11,298      $  11,172
 3/31/2002      $     11,879      $  11,661
 4/30/2002      $     11,209      $  11,092
 5/31/2002      $     10,959      $  10,961
 6/30/2002      $     10,028      $  10,190
 7/31/2002      $      9,088      $   9,368
 8/31/2002      $      9,188      $   9,423
 9/30/2002      $      8,306      $   8,478
10/31/2002      $      8,947      $   9,127
11/30/2002      $      9,408      $   9,677
12/31/2002      $      8,856      $   9,141
 1/31/2003      $      8,635      $   8,911
 2/28/2003      $      8,484      $   8,760
 3/31/2003      $      8,574      $   8,859
 4/30/2003      $      9,258      $   9,585
 5/31/2003      $      9,812      $  10,171
 6/30/2003      $      9,922      $  10,322
 7/31/2003      $     10,234      $  10,570
 8/31/2003      $     10,526      $  10,824
 9/30/2003      $     10,305      $  10,704
10/31/2003      $     10,979      $  11,358
11/30/2003      $     11,120      $  11,517
12/31/2003      $     11,568      $  12,034
 1/31/2004      $     11,801      $  12,302
 2/29/2004      $     11,973      $  12,482
 3/31/2004      $     11,821      $  12,349
 4/30/2004      $     11,629      $  12,085
 5/31/2004      $     11,801      $  12,252
 6/30/2004      $     12,018      $  12,507
 7/31/2004      $     11,540      $  12,029
 8/31/2004      $     11,540      $  12,069
 9/30/2004      $     11,745      $  12,284
10/31/2004      $     11,908      $  12,494
11/30/2004      $     12,458      $  13,079

   AVERAGE ANNUAL     ONE               FROM
   TOTAL RETURN       YEAR            9/25/2001
   --------------------------------------------
                     12.03%                7.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.

[CHART]

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000 VALUE INDEX
DECEMBER 11, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

              TAX-MANAGED U.S.    RUSSELL 2000
              SMALL CAP VALUE     VALUE INDEX
                  PORTFOLIO
  12/11/98      $    10,000        $   10,000
  12/31/98      $    10,430        $   10,434
   1/31/99      $    10,570        $   10,197
   2/28/99      $     9,760        $    9,500
   3/31/99      $     9,770        $    9,423
   4/30/99      $    10,900        $   10,283
   5/31/99      $    11,391        $   10,599
   6/30/99      $    12,021        $   10,982
   7/31/99      $    11,851        $   10,722
   8/31/99      $    11,522        $   10,330
   9/30/99      $    11,201        $   10,123
  10/31/99      $    10,781        $    9,920
  11/30/99      $    11,191        $    9,972
  12/31/99      $    11,761        $   10,278
 1/31/2000      $    11,509        $   10,010
 2/29/2000      $    12,172        $   10,622
 3/31/2000      $    12,675        $   10,671
 4/30/2000      $    12,424        $   10,734
 5/31/2000      $    12,052        $   10,570
 6/30/2000      $    12,354        $   10,879
 7/31/2000      $    12,414        $   11,241
 8/31/2000      $    13,258        $   11,744
 9/30/2000      $    13,067        $   11,677
10/31/2000      $    12,756        $   11,635
11/30/2000      $    12,143        $   11,397
12/31/2000      $    13,256        $   12,621
 1/31/2001      $    14,481        $   12,970
 2/28/2001      $    14,299        $   12,952
 3/31/2001      $    13,812        $   12,744
 4/30/2001      $    14,754        $   13,334
 5/31/2001      $    15,423        $   13,677
 6/30/2001      $    15,939        $   14,227
 7/31/2001      $    15,676        $   13,908
 8/31/2001      $    15,363        $   13,859
 9/30/2001      $    12,862        $   12,329
10/31/2001      $    13,550        $   12,651
11/30/2001      $    14,816        $   13,561
12/31/2001      $    15,949        $   14,391
 1/31/2002      $    16,000        $   14,582
 2/28/2002      $    15,806        $   14,671
 3/31/2002      $    17,311        $   15,770
 4/30/2002      $    17,595        $   16,325
 5/31/2002      $    16,914        $   15,785
 6/30/2002      $    16,101        $   15,436
 7/31/2002      $    13,508        $   13,142
 8/31/2002      $    13,387        $   13,084
 9/30/2002      $    12,249        $   12,150
10/31/2002      $    12,452        $   12,332
11/30/2002      $    13,560        $   13,316
12/31/2002      $    12,969        $   12,748
 1/31/2003      $    12,602        $   12,388
 2/28/2003      $    12,093        $   11,972
 3/31/2003      $    12,093        $   12,100
 4/30/2003      $    13,376        $   13,250
 5/31/2003      $    14,913        $   14,602
 6/30/2003      $    15,442        $   14,849
 7/31/2003      $    16,400        $   15,590
 8/31/2003      $    17,235        $   16,183
 9/30/2003      $    17,062        $   15,997
10/31/2003      $    18,752        $   17,300
11/30/2003      $    19,567        $   17,965
12/31/2003      $    20,331        $   18,615
 1/31/2004      $    21,168        $   19,259
 2/29/2004      $    21,495        $   19,633
 3/31/2004      $    21,689        $   19,904
 4/30/2004      $    20,821        $   18,875
 5/31/2004      $    20,923        $   19,103
 6/30/2004      $    22,017        $   20,073
 7/31/2004      $    20,740        $   19,150
 8/31/2004      $    20,484        $   19,338
 9/30/2004      $    21,539        $   20,103
10/31/2004      $    21,733        $   20,415
11/30/2004      $    23,839        $   22,226

   AVERAGE ANNUAL            ONE      FIVE       FROM
   TOTAL RETURN              YEAR     YEARS   12/11/1998
   -----------------------------------------------------
                            21.84%    16.33%       15.66%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Value Index is courtesy of Russell Analytic Services.

[CHART]

TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000 INDEX
DECEMBER 15, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

                    TAX-MANAGED U.S.      RUSSELL
                  SMALL CAP PORTFOLIO    2000 INDEX
  12/15/98          $        10,000     $      10,000
  12/31/98          $        10,480     $      10,837
   1/31/99          $        10,710     $      10,981
   2/28/99          $         9,850     $      10,091
   3/31/99          $         9,770     $      10,249
   4/30/99          $        10,770     $      11,167
   5/31/99          $        11,230     $      11,330
   6/30/99          $        11,890     $      11,842
   7/31/99          $        11,780     $      11,518
   8/31/99          $        11,399     $      11,092
   9/30/99          $        11,349     $      11,094
  10/31/99          $        11,239     $      11,139
  11/30/99          $        12,189     $      11,804
  12/31/99          $        13,632     $      13,141
 1/31/2000          $        13,641     $      12,929
 2/29/2000          $        16,288     $      15,064
 3/31/2000          $        15,325     $      14,071
 4/30/2000          $        14,003     $      13,224
 5/31/2000          $        13,101     $      12,453
 6/30/2000          $        14,605     $      13,539
 7/31/2000          $        14,084     $      13,103
 8/31/2000          $        15,367     $      14,103
 9/30/2000          $        15,076     $      13,688
10/31/2000          $        14,444     $      13,078
11/30/2000          $        12,981     $      11,734
12/31/2000          $        13,834     $      12,742
 1/31/2001          $        15,242     $      13,406
 2/28/2001          $        14,066     $      12,527
 3/31/2001          $        13,392     $      11,914
 4/30/2001          $        14,600     $      12,846
 5/31/2001          $        15,223     $      13,162
 6/30/2001          $        15,928     $      13,616
 7/31/2001          $        15,264     $      12,879
 8/31/2001          $        14,710     $      12,463
 9/30/2001          $        12,496     $      10,786
10/31/2001          $        13,482     $      11,417
11/30/2001          $        14,629     $      12,301
12/31/2001          $        15,617     $      13,059
 1/31/2002          $        15,415     $      12,924
 2/28/2002          $        14,860     $      12,570
 3/31/2002          $        16,131     $      13,580
 4/30/2002          $        16,029     $      13,704
 5/31/2002          $        15,252     $      13,095
 6/30/2002          $        14,294     $      12,446
 7/31/2002          $        12,196     $      10,566
 8/31/2002          $        12,196     $      10,539
 9/30/2002          $        11,277     $       9,782
10/31/2002          $        11,691     $      10,096
11/30/2002          $        12,659     $      10,997
12/31/2002          $        11,993     $      10,384
 1/31/2003          $        11,650     $      10,097
 2/28/2003          $        11,267     $       9,792
 3/31/2003          $        11,358     $       9,918
 4/30/2003          $        12,499     $      10,858
 5/31/2003          $        13,902     $      12,023
 6/30/2003          $        14,317     $      12,241
 7/31/2003          $        15,206     $      13,007
 8/31/2003          $        16,054     $      13,603
 9/30/2003          $        15,863     $      13,351
10/31/2003          $        17,358     $      14,473
11/30/2003          $        18,014     $      14,987
12/31/2003          $        18,361     $      15,291
 1/31/2004          $        19,200     $      15,955
 2/29/2004          $        19,362     $      16,098
 3/31/2004          $        19,493     $      16,248
 4/30/2004          $        18,644     $      15,419
 5/31/2004          $        18,836     $      15,664
 6/30/2004          $        19,554     $      16,324
 7/31/2004          $        18,129     $      15,225
 8/31/2004          $        17,866     $      15,148
 9/30/2004          $        18,766     $      15,858
10/31/2004          $        19,119     $      16,170
11/30/2004          $        20,746     $      17,572

   AVERAGE ANNUAL            ONE      FIVE       FROM
   TOTAL RETURN              YEAR     YEARS   12/15/1998
   -----------------------------------------------------
                            15.17%    11.22%       13.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 2000 Index is courtesy of Russell Analytic Services.

[CHART]

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
APRIL 16, 1999-NOVEMBER 30, 2004

GROWTH OF $10,000

                    TAX-MANAGED DFA     MSCI EAFE
                     INTERNATIONAL      INDEX (NET
                    VALUE PORTFOLIO     DIVIDENDS)
   4/16/99          $        10,000     $   10,000
   4/30/99          $         9,980     $   10,096
   5/31/99          $         9,510     $    9,576
   6/30/99          $         9,910     $    9,950
   7/31/99          $        10,301     $   10,245
   8/31/99          $        10,451     $   10,283
   9/30/99          $        10,491     $   10,387
  10/31/99          $        10,441     $   10,771
  11/30/99          $        10,240     $   11,145
  12/31/99          $        10,756     $   12,146
 1/31/2000          $         9,962     $   11,374
 2/29/2000          $         9,591     $   11,680
 3/31/2000          $        10,193     $   12,134
 4/30/2000          $         9,882     $   11,495
 5/31/2000          $        10,164     $   11,215
 6/30/2000          $        10,746     $   11,653
 7/31/2000          $        10,425     $   11,165
 8/31/2000          $        10,505     $   11,262
 9/30/2000          $        10,204     $   10,714
10/31/2000          $        10,143     $   10,461
11/30/2000          $        10,244     $   10,069
12/31/2000          $        10,760     $   10,426
 1/31/2001          $        10,861     $   10,421
 2/28/2001          $        10,607     $    9,639
 3/31/2001          $         9,927     $    8,996
 4/30/2001          $        10,576     $    9,622
 5/31/2001          $        10,424     $    9,282
 6/30/2001          $        10,191     $    8,902
 7/31/2001          $         9,968     $    8,740
 8/31/2001          $         9,998     $    8,519
 9/30/2001          $         8,669     $    7,656
10/31/2001          $         8,943     $    7,852
11/30/2001          $         9,339     $    8,142
12/31/2001          $         9,345     $    8,190
 1/31/2002          $         9,027     $    7,755
 2/28/2002          $         9,057     $    7,809
 3/31/2002          $         9,612     $    8,232
 4/30/2002          $         9,777     $    8,286
 5/31/2002          $        10,127     $    8,391
 6/30/2002          $         9,695     $    8,057
 7/31/2002          $         8,811     $    7,262
 8/31/2002          $         8,801     $    7,246
 9/30/2002          $         7,782     $    6,467
10/31/2002          $         8,060     $    6,815
11/30/2002          $         8,471     $    7,124
12/31/2002          $         8,211     $    6,885
 1/31/2003          $         8,022     $    6,598
 2/28/2003          $         7,844     $    6,446
 3/31/2003          $         7,708     $    6,320
 4/30/2003          $         8,484     $    6,940
 5/31/2003          $         9,071     $    7,361
 6/30/2003          $         9,365     $    7,539
 7/31/2003          $         9,742     $    7,721
 8/31/2003          $        10,088     $    7,907
 9/30/2003          $        10,424     $    8,151
10/31/2003          $        11,169     $    8,659
11/30/2003          $        11,368     $    8,851
12/31/2003          $        12,205     $    9,543
 1/31/2004          $        12,546     $    9,678
 2/29/2004          $        12,888     $    9,901
 3/31/2004          $        13,079     $    9,957
 4/30/2004          $        12,685     $    9,732
 5/31/2004          $        12,792     $    9,765
 6/30/2004          $        13,318     $    9,979
 7/31/2004          $        12,801     $    9,655
 8/31/2004          $        12,898     $    9,697
 9/30/2004          $        13,250     $    9,951
10/31/2004          $        13,726     $   10,290
11/30/2004          $        14,743     $   10,993

   AVERAGE ANNUAL          ONE     FIVE       FROM
   TOTAL RETURN            YEAR    YEARS   4/16/1999
   --------------------------------------------------
                          29.69%    7.56%       7.15%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                          20.00%
Russell 3000 Growth Index                                                          6.24%
CRSP 9-10 Index (micro cap companies)                                             14.99%
Russell 2000 Index (small companies)                                              17.25%
Russell 1000 Index (large companies)                                              12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                                  23.72%
Russell 2000 Growth Index (small growth companies)                                10.84%
Russell 1000 Value Index (large value companies)                                  19.65%
Russell 1000 Growth Index (large growth companies)                                 5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

     The Tax-Managed U.S. Marketwide Value Portfolio seeks to capture the returns of U.S. value stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to U.S. value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 1,623 stocks and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.30% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, 20.00% for the Russell 3000 Value Index, and 6.24% for the Russell 3000 Growth Index. Total return for the Tax-Managed U.S. Marketwide Value Portfolio over this year was 20.24%. Relative to the Russell 3000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 3000 Value Index and average weight allocated to this sector was 85% of the Portfolio compared to 51% of the Index.

TAX-MANAGED U.S. EQUITY PORTFOLIO

     The Tax-Managed U.S. Equity Portfolio seeks to capture the returns associated with the broad universe of U.S. stocks by purchasing shares of a Master Fund that invests in such stocks. The Master Fund also seeks to maximize the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to the U.S. equity universe, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Master Fund held 2,750 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Master Fund's assets during this year.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, total returns were 12.85% for the S&P 500(R) Index, 13.04% for the Russell 3000 Index, and 12.03% for the Tax-Managed U.S. Equity Portfolio. Relative to the Russell 3000 Index, the underperformance of the Portfolio was primarily due to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, outperforming other stocks in the Russell 3000 Index by a significant margin. The average weight allocated to this sector was 0% for the Portfolio compared to 2% for the Russell 3000 Index. To a lesser extent, underperformance was also due to less exposure to energy stocks, the best-performing industry sector. The average weight allocated to this sector was 5% for the Portfolio compared to 6% for the Index.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

     The Tax-Managed U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company value stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 1,686 stocks and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.50% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the securities markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth stocks.

     Total returns during this year were 12.85% for the S&P 500(R) Index, 23.72% for the Russell 2000 Value Index, and 21.84% for the Tax-Managed U.S. Small Cap Value Portfolio. Relative to the Russell 2000 Value Index, underperformance of the Portfolio was primarily due to greater exposure to very small company stocks. Stocks falling in the bottom 2.5% of the US equity universe when ranked by market capitalization underperformed the Russell 2000 Value Index, and average weight allocated to this sector was 26% for the Portfolo compared to 16% for the Index. To a lesser extent, underperformance was also due to lesser exposure to REIT securities. Total return for the Wilshire REIT Index was 30.40%, and the average weight allocated to this sector was 0% for the Portfolio and 11% for the Index.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

     The Tax-Managed U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks in a manner that maximizes the after tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to small company stocks, but does not attempt to track closely a specific equity index. As of November 30, 2004, the Portfolio held 2,941 stocks, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.20% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks. Total returns during this year were 12.85% for the S&P 500(R) Index, 17.25% for the Russell 2000 Index, and 15.17% for the Tax-Managed U.S. Small Cap Portfolio. Relative to the Russell 2000 Index, underperformance of the Portfolio was primarily due to lower exposure to REIT securities, which performed relatively well. Total return for the Dow Jones Wilshire REIT Index was 30.40%, and the Portfolio had zero exposure to REITs compared to an average weight of 6% in the Index. Underperformance was also attributable to the Portfolio's greater exposure to very small stocks, which performed relatively poorly. Stocks falling in the bottom 2.5% of market capitalization comprised 24% of average Portfolio weight compared to 17% of the Index.

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S. dollars.

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                    LOCAL
                                   CURRENCY     U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS       RETURN        RETURN
------------------------------   -----------    -----------
United Kingdom (net dividends)         12.03%         24.51%
Japan (net dividends)                  10.69%         17.86%
France                                 12.62%         24.86%
Switzerland                             5.03%         19.32%
Germany                                11.22%         23.29%
Netherlands                             6.65%         18.21%
Australia                              28.04%         37.29%
Italy                                  17.28%         30.03%
Spain                                  23.45%         36.88%
Sweden                                 29.85%         45.79%

Gross returns unless otherwise noted.

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                         32.17%
Citigroup Extended Market Index EPAC (small companies)                            30.10%
MSCI EAFE Value Index (net dividends)                                             29.32%
MSCI EAFE Index (net dividends)                                                   24.19%
MSCI EAFE Growth Index (net dividends)                                            19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                                 TOTAL
                                                                                RETURNS
COUNTRY                                                                         (U.S. $)
-------                                                                         --------
Brazil                                                                            34.91%
Argentina                                                                         25.55%
Thailand                                                                           2.99%
Chile                                                                             31.00%
Indonesia                                                                         49.70%
Hungary                                                                           84.84%
Israel                                                                            14.51%
Poland                                                                            63.81%
Taiwan                                                                             7.55%
Mexico                                                                            43.28%
Malaysia                                                                          17.71%
Philippines                                                                       38.36%
Turkey                                                                            57.65%
South Korea                                                                       26.73%

----------
Source: DataStream International

INTERNATIONAL EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

     The Tax-Managed DFA International Value Portfolio seeks to capture the returns of international large company value stocks in a manner that maximizes the after-tax value of a shareholder's investment. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Portfolio held 768 stocks in 22 developed country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 0.90% of the Portfolio's assets.

     As a result of the Portfolio's diversified investment approach, performance principally was determined by broad structural trends in global equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends) and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the Tax-Managed DFA International Value Portfolio over this year was 29.69%. Relative to the MSCI EAFE Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index and average weight allocated to this sector was 63% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

         To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                  BEGINNING      ENDING                      EXPENSES
                                                   ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                    VALUE         VALUE        EXPENSE        DURING
                                                   6/1/04       11/30/04        RATIO         PERIOD*
                                                 -----------   -----------   -----------    -----------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

Actual Fund Return                               $  1,000.00   $  1,108.90          0.42%   $      2.21
Hypothetical 5% Return                           $  1,000.00   $  1,022.90          0.42%   $      2.12

TAX-MANAGED U.S. EQUITY PORTFOLIO

Actual Fund Return                               $  1,000.00   $  1,055.70          0.25%   $      1.28
Hypothetical 5% Return                           $  1,000.00   $  1,023.75          0.25%   $      1.26

                                                  BEGINNING      ENDING                      EXPENSES
                                                   ACCOUNT       ACCOUNT     ANNUALIZED        PAID
                                                    VALUE         VALUE        EXPENSE        DURING
                                                   6/1/04       11/30/04        RATIO         PERIOD*
                                                 -----------   -----------   -----------    -----------
TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

Actual Fund Return                               $  1,000.00   $  1,139.40          0.56%   $      3.00
Hypothetical 5% Return                           $  1,000.00   $  1,022.20          0.56%   $      2.83

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Actual Fund Return                               $  1,000.00   $  1,101.40          0.57%   $      2.99
Hypothetical 5% Return                           $  1,000.00   $  1,022.15          0.57%   $      2.88

TAX-MANAGED DFA INTERNATIONAL PORTFOLIO

Actual Fund Return                               $  1,000.00   $  1,152.50          0.65%   $      3.50
Hypothetical 5% Return                           $  1,000.00   $  1,021.75          0.65%   $      3.29

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 28, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

Industrials                                                    19.4%
Consumer Discretionary                                         19.3
Financials                                                     15.1
Information Technology                                         15.0
Materials                                                      10.5
Health Care                                                     7.7
Energy                                                          7.3
Consumer Staples                                                3.6
Telecommunication Services                                      1.0
REITS                                                           0.4
Other                                                           0.4
Utilities                                                       0.3
                                                              -----
                                                              100.0%
                                                              =====

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

Information Technology                                         21.4%
Consumer Discretionary                                         18.1
Industrials                                                    15.9
Health Care                                                    14.5
Financials                                                     10.7
Energy                                                          6.5
Materials                                                       5.9
Consumer Staples                                                3.1
Utilities                                                       2.2
Telecommunication Services                                      1.3
REITS                                                           0.2
Other                                                           0.2
                                                              -----
                                                              100.0%
                                                              =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

Financials                                                     31.5%
Consumer Discretionary                                         18.7
Industrials                                                    14.4
Materials                                                      14.0
Consumer Staples                                                5.3
Telecommunication Service                                       4.7
Utilities                                                       3.9
Energy                                                          3.8
Information Technology                                          1.9
Health Care                                                     1.8
                                                              -----
                                                              100.0%
                                                              =====

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                             SCHEDULE OF INVESTMENTS

                   TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                 VALUE+
                                                                            ----------------
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA
  Investment Trust Company                                                  $  1,197,433,699
                                                                            ----------------
     Total Investments (100%) (Cost $861,075,548)                           $  1,197,433,699
                                                                            ================

                        TAX-MANAGED U.S. EQUITY PORTFOLIO
                                NOVEMBER 30, 2004

                                                                                 VALUE+
                                                                            ----------------
Investment in The Tax-Managed U.S. Equity Series of The DFA Investment
  Trust Company                                                             $    618,949,049
                                                                            ----------------
     Total Investments (100%) (Cost $524,296,361)                           $    618,949,049
                                                                            ================

----------
+ See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
COMMON STOCKS -- (93.7%)
   1st Source Corp.                                                     80,510   $     2,113,387
   21st Century Insurance Group                                        224,300         2,911,414
 * 3-D Systems Corp.                                                     5,400            86,994
 * 4Kids Entertainment, Inc.                                            59,800         1,221,714
 * A.C. Moore Arts & Crafts, Inc.                                       19,400           558,526
 * AAR Corp.                                                           204,500         2,795,515
   ABC Bancorp                                                           6,360           131,652
*# Abiomed, Inc.                                                        35,900           544,962
 * ABX Air, Inc.                                                       152,700         1,200,222
 * Accelrys, Inc.                                                      228,834         1,432,501
   Aceto Corp.                                                          23,175           393,975
 * Aclara BioSciences, Inc.                                            157,635           658,914
 * Acme Communications, Inc.                                           125,720           739,234
 * ACT Teleconferencing, Inc.                                           49,900            56,387
 * Actel Corp.                                                         149,576         2,566,724
   Action Performance Companies, Inc.                                   91,300           985,127
 * ActivCard Corp.                                                     181,637         1,445,831
 * Active Power, Inc.                                                  302,120         1,374,646
 * Activision, Inc.                                                      9,300           146,196
   Adams Resources & Energy, Inc.                                        2,200            39,050
 * Adaptec, Inc.                                                       154,631         1,206,122
 * Adept Technology, Inc.                                               36,350            59,977
 * Administaff, Inc.                                                   161,995         2,413,725
 * Advanced Digital Information Corp.                                  290,230         2,664,311
 * Advanced Energy Industries, Inc.                                     67,500           577,125
   Advanced Marketing Services, Inc.                                    91,495           983,571
 * Advanced Power Technology, Inc.                                      63,356           475,804
   Advanta Corp. Class A                                                57,400         1,284,612
   Advanta Corp. Class B Non-Voting                                     88,400         2,110,992
 * Advent Software, Inc.                                                    20               400
 * Aehr Test Systems                                                     4,700            10,246
 * AEP Industries, Inc.                                                 44,900           491,206
 * Aeroflex, Inc.                                                       94,112         1,152,872
 * Aether Systems, Inc.                                                253,087           941,484
 * Aftermarket Technology Corp.                                        101,851         1,774,244
*# AGCO Corp.                                                           86,200         1,878,298
 * Agile Software Corp.                                                208,570         1,743,645
   Agilysys, Inc.                                                      194,153         3,209,349
 * Air Methods Corp.                                                    72,742           528,834
   Airgas, Inc.                                                        121,800         3,237,444
 * AirNet Systems, Inc.                                                 64,900           214,170
 * Airspan Networks, Inc.                                               47,274           259,534
 * AK Steel Holding Corp.                                               52,354           675,890
   Alamo Group, Inc.                                                    44,000           919,600
 * Alaska Air Group, Inc.                                              144,200         4,503,366
   Albany International Corp. Class A                                   84,500         2,826,525
 * Albany Molecular Research, Inc.                                     173,367         1,858,494
   Albemarle Corp.                                                     118,400         4,717,056
 * Alderwoods Group, Inc.                                               25,200           266,616
   Alexander & Baldwin, Inc.                                           132,565         5,608,825
 * Alexion Pharmaceuticals, Inc.                                            62             1,282
   Alfa Corp.                                                          137,222         2,078,913
 * Alico, Inc.                                                           8,700           485,112
 * All American Semiconductor, Inc.                                      9,600            58,560
   Allegheny Technologies, Inc.                                         52,447         1,153,834
   Allen Organ Co. Class B                                                 400            26,154
 * Alliance Semiconductor Corp.                                        252,314           883,099
 * Allied Defense Group, Inc.                                           50,400   $     1,032,192
 * Allied Healthcare Products, Inc.                                     17,500           108,325
 * Allied Holdings, Inc.                                                13,000            33,345
 * Allmerica Financial Corp.                                            62,300         2,027,865
 * Allos Therapeutics, Inc.                                             19,700            41,370
 * Alloy, Inc.                                                         107,699           484,645
 * Allscripts Healthcare Solutions, Inc.                               125,300         1,234,205
   Alpharma, Inc. Class A                                              326,300         5,419,843
   Ambassadors Group, Inc.                                              13,100           455,618
   Ambassadors International, Inc.                                      41,300           567,462
 * AMC Entertainment, Inc.                                             101,000         1,952,330
 * Amcast Industrial Corp.                                              18,500            10,175
   AMCOL International Corp.                                            38,700           781,740
 * Amerco, Inc.                                                         43,700         1,798,255
*# America West Holdings Corp.
      Class B                                                          312,600         1,816,206
   American Axle & Manufacturing
     Holdings, Inc.                                                     35,000         1,020,600
 * American Biltrite, Inc.                                                 900            10,710
 * American Dental Partners, Inc.                                       24,200           443,102
   American Financial Group, Inc.                                       28,400           894,032
   American Greetings Corp.
     Class A                                                            85,300         2,270,686
 * American Independence Corp.                                          19,866           293,619
 # American Italian Pasta Co.                                          104,700         2,016,522
 * American Medical Security Group,
     Inc.                                                               86,600         2,799,778
   American Pacific Corp.                                                4,200            35,070
 * American Physicians Capital, Inc.                                    53,314         1,775,889
   American Physicians Services Group,
     Inc.                                                                1,900            19,285
   American Shared Hospital Services                                     9,600            50,592
   American Software, Inc. Class A                                      86,100           512,295
 * American Superconductor Corp.                                        57,549           796,823
 * American Technical Ceramics Corp.                                    16,200           162,162
 * American Tower Corp.                                                 47,100           853,923
 * America's Car-Mart, Inc.                                             21,800           800,060
 * AmeriCredit Corp.                                                    71,400         1,495,116
 * AmeriServe Financial, Inc.                                           90,025           468,130
   Ameristar Casinos, Inc.                                              11,400           458,850
   Ameron International Corp.                                           42,900         1,629,342
 # AmerUs Group Co.                                                    110,400         4,810,128
   Ampco-Pittsburgh Corp.                                               19,600           264,012
   Amrep Corp.                                                          11,000           195,690
 * Amtech Systems, Inc.                                                  3,600            15,300
*# Anadigics, Inc.                                                     205,111           691,224
 * Analex Corp.                                                         32,600           132,030
   Analogic Corp.                                                       71,906         3,258,780
 * Analysts International Corp.                                        138,883           465,258
 * Anaren, Inc.                                                        120,951         1,624,856
   Andersons, Inc.                                                       9,300           212,784
 * Andrew Corp.                                                        247,842         3,519,356
 * Angeion Corp.                                                             6                15
 * Angelo & Maxie's, Inc.                                                1,400             1,043
 * AngioDynamics, Inc.                                                   3,082            49,312
 # Anixter International, Inc.                                          30,600         1,154,538
 * AnnTaylor Stores Corp.                                              171,175         3,755,579
 * AnswerThink, Inc.                                                   156,462           705,644

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * APA Enterprises, Inc.                                                50,800   $       109,728
 * APAC Customer Services, Inc.                                         69,269           117,757
   Apogee Enterprises, Inc.                                             88,520         1,290,622
 * Applica, Inc.                                                       200,200         1,011,010
 * Applied Extrusion Technologies, Inc.                                 24,200             4,114
 * Applied Films Corp.                                                  87,428         1,937,404
   Applied Industrial Technologies, Inc.                                92,300         3,844,295
 * Applied Innovation, Inc.                                             69,100           247,378
 * Applied Micro Circuits Corp.                                        390,600         1,437,408
   Applied Signal Technologies, Inc.                                    35,772         1,357,905
 * Apropos Technology, Inc.                                            122,260           365,557
   Aptargroup, Inc.                                                     40,200         2,112,510
 * aQuantive, Inc.                                                          34               295
 * Arch Capital Group, Ltd.                                              8,800           342,760
   Arch Chemicals, Inc.                                                111,900         3,267,480
 # Arch Coal, Inc.                                                      51,200         1,955,840
   Arctic Cat, Inc.                                                     19,900           531,529
*# Arena Pharmaceuticals, Inc.                                         180,130         1,008,746
 * Argonaut Group, Inc.                                                129,326         2,571,001
 * Ariba, Inc.                                                         108,928         1,797,312
   Arkansas Best Corp.                                                  71,115         3,066,479
 * Arlington Hospitality, Inc.                                           8,200            23,780
 * Armor Holdings, Inc.                                                 18,600           802,962
 * Arqule, Inc.                                                        128,308           710,826
 * Arris Group, Inc.                                                   484,000         2,753,960
 * Art Technology Group, Inc.                                           10,310            11,444
 * Artesyn Technologies, Inc.                                          200,356         1,907,389
   ArvinMeritor, Inc.                                                   22,100           485,095
   ASB Financial Corp.                                                   2,500            55,625
 * Ascential Software Corp.                                            212,310         2,902,278
 * Ashworth, Inc.                                                       95,925           868,121
 * Aspen Technology, Inc.                                               95,163           549,091
   Associated Banc-Corp                                                 16,195           538,160
*# Astea International, Inc.                                               560             4,015
 * Astec Industries, Inc.                                               92,662         1,541,896
   Astro-Med, Inc.                                                      11,570           104,489
*# AstroPower, Inc.                                                     61,100               580
 * Atlantic American Corp.                                              29,400            88,200
 * Atlantis Plastics, Inc.                                               1,700            28,135
   Atrion Corp.                                                          4,000           180,880
 * ATS Medical, Inc.                                                    28,353           112,561
 * Atwood Oceanics, Inc.                                                22,200         1,163,946
 * Audiovox Corp. Class A                                              132,543         1,981,518
 * Ault, Inc.                                                           13,600            42,976
*# Avatar Holdings, Inc.                                                16,400           775,228
 * Aviall, Inc.                                                         72,200         1,641,828
 * Avici Systems, Inc.                                                  88,112           630,001
 * Avigen, Inc.                                                        164,847           568,722
 * Avnet, Inc.                                                           5,552           102,157
 * Avocent Corp.                                                        74,200         2,814,406
*# AVTEAM, Inc. Class A                                                 12,700                19
 * Aware, Inc.                                                         139,100           682,981
 * Axcelis Technologies, Inc.                                          214,563         1,566,310
 * Axsys Technologies, Inc.                                             12,600           227,808
 * AXT, Inc.                                                            55,055            93,593
 * Aztar Corp.                                                          92,800         3,138,496
 * AZZ, Inc.                                                            30,000           457,500
 * Badger Paper Mills, Inc.                                                400             1,696
   Bairnco Corp.                                                        10,900           127,530
 * Baker (Michael) Corp.                                                16,600           312,080
   Baldwin & Lyons, Inc. Class B                                        15,250           396,500
 * Ballantyne of Omaha, Inc.                                            22,700   $        97,383
 * Bancinsurance Corp.                                                  11,695            86,777
   Bandag, Inc.                                                         12,250           610,907
   Bandag, Inc. Class A                                                 18,200           829,556
   Bank of Hawaii Corp.                                                 91,300         4,432,615
   BankAtlantic Bancorp, Inc. Class A                                    1,545            29,355
 * BankUnited Financial Corp. Class A                                   99,650         3,063,241
   Banner Corp.                                                         50,619         1,671,439
   Banta Corp.                                                          12,900           574,050
   Barnes Group, Inc.                                                   27,200           712,096
 * Barry (R.G.) Corp.                                                   27,400            95,900
   Bassett Furniture Industries, Inc.                                   47,586           937,920
   Bay View Capital Corp.                                               24,790           426,388
 * BayCorp Holdings, Ltd.                                                  182             2,302
 # Beazer Homes USA, Inc.                                               55,759         6,914,116
   Bel Fuse, Inc. Class A                                                2,900            84,970
   Belden CDT, Inc.                                                    260,250         6,035,197
 * Bell Industries, Inc.                                                31,600            91,956
 * Bell Microproducts, Inc.                                            179,784         1,537,153
 * Benchmark Electronics, Inc.                                         121,190         4,247,709
   Berkley (W.R.) Corp.                                                123,075         5,581,451
 * Beverly Enterprises, Inc.                                           255,600         2,216,052
   Beverly Hills Bancorp, Inc.                                           2,200            21,802
*# Big Lots, Inc.                                                      435,700         5,054,120
 * Bio-Rad Laboratories, Inc. Class A                                   12,300           697,410
 * Biosource International, Inc.                                        31,500           207,270
   Black Box Corp.                                                     105,809         4,515,928
   Blair Corp.                                                          42,800         1,498,000
 # Blockbuster, Inc. Class A                                           169,200         1,434,816
 * Blue Martini Software, Inc.                                          92,815           257,933
 * Bluegreen Corp.                                                     159,100         2,529,690
 * BNS Co. Class A                                                       8,500            56,525
   Bob Evans Farms, Inc.                                               123,039         3,106,735
 * Boca Resorts, Inc.                                                  212,500         5,087,250
 * Bogen Communications International,
     Inc.                                                               34,900           171,882
 * Bolt Technology Corp.                                                 5,600            29,344
 * Bombay Co., Inc.                                                    298,000         2,062,160
   Bon-Ton Stores, Inc.                                                 61,191           856,674
 * Bookham, Inc.                                                        13,600            72,896
   Books-A-Million, Inc.                                                81,786           754,067
 # Borders Group, Inc.                                                   3,500            79,730
   BorgWarner, Inc.                                                    220,000        11,013,200
 * Borland Software Corp.                                               21,616           252,691
   Boston Acoustics, Inc.                                                7,500           103,125
 * Boston Communications Group, Inc.                                   146,571         1,304,482
   BostonFed Bancorp, Inc.                                               2,900           127,281
 * Bottomline Technologies, Inc.                                        67,400           788,580
   Bowl America, Inc. Class A                                            3,528            49,745
   Bowne & Co., Inc.                                                   219,000         3,372,600
   Boyd Gaming Corp.                                                   141,800         5,212,568
 * Boyds Collection, Ltd.                                              248,000           870,480
 * Brigham Exploration Co.                                               6,900            64,515
 * Brightpoint, Inc.                                                    78,975         1,509,212
 * Brillian Corp.                                                       31,200            96,096
 # Brookline Bancorp, Inc.                                             173,028         2,803,054
 * Brooks Automation, Inc.                                              43,800           672,330
 * Brookstone, Inc.                                                     78,825         1,442,497
 * Brooktrout, Inc.                                                     62,060           760,856
   Brown Shoe Company, Inc.                                            119,400         3,405,288
 * Bruker BioSciences Corp.                                            368,056         1,696,738

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Brush Engineered Materials, Inc.                                     58,400   $     1,138,800
 * BTU International, Inc.                                              14,600            43,508
 * Buca, Inc.                                                          126,301           757,806
 * Buckeye Technologies, Inc.                                          202,100         2,504,019
   Building Materials Holding Corp.                                     85,135         3,103,171
   Burlington Coat Factory Warehouse
     Corp.                                                             229,655         5,353,258
 * Butler International, Inc.                                           18,400            84,272
   C&D Technologies, Inc.                                              144,100         2,497,253
 * C-COR, Inc.                                                          37,450           335,177
   Cabot Oil & Gas Corp.                                                56,700         2,743,146
   Cadmus Communications Corp.                                          14,858           206,244
 * CalAmp Corp.                                                         85,243           815,776
   Calgon Carbon Corp.                                                 188,400         1,761,540
   California First National Bancorp                                    12,200           161,638
 * Caliper Life Sciences, Inc.                                         197,600         1,381,224
   Callaway Golf Co.                                                   185,490         2,181,362
 * Callon Petroleum Co.                                                117,900         1,651,779
 # Cal-Maine Foods, Inc.                                                25,500           337,314
   Cambrex Corp.                                                       156,100         3,871,280
   Camco Financial Corp.                                                 9,500           144,685
 * Candela Corp.                                                        58,600           573,108
 * Cantel Medical Corp.                                                 10,917           327,073
   Capital Corp. of the West                                             5,982           308,013
 * Capital Crossing Bank                                                28,400           758,564
 * Capital Pacific Holdings, Inc.                                       40,800           162,180
 * Capital Senior Living Corp.                                         213,600         1,108,584
 * Capstone Turbine Corp.                                              144,062           269,396
 * Captaris, Inc.                                                      222,758         1,093,742
 * Caraustar Industries, Inc.                                          170,231         2,739,017
 * Cardiac Sciences, Inc.                                               57,173           121,207
   Carpenter Technology Corp.                                           87,300         5,102,685
 * Carriage Services, Inc.                                             112,200           564,366
 * Carrier Access Corp.                                                 25,787           232,857
   Cascade Corp.                                                        63,200         2,028,088
 * Casella Waste Systems, Inc.
     Class A                                                            92,374         1,395,771
   Casey's General Stores, Inc.                                        151,457         2,933,722
   Cash America International, Inc.                                     99,500         2,552,175
 * Castle (A.M.) & Co.                                                  71,850           913,932
   Castle Energy Corp.                                                  38,100           480,060
*# Casual Male Retail Group, Inc.                                      133,342           576,037
 * Catalina Lighting, Inc.                                               1,720            15,480
 * Catalytica Energy Systems, Inc.                                      68,300           143,430
 * Catapult Communications Corp.                                        10,940           296,912
   Cathay General Bancorp                                               64,254         2,487,915
   Cato Corp. Class A                                                   35,000           933,800
 * Cavalier Homes, Inc.                                                 70,800           391,524
 * Cavco Industries, Inc.                                                7,479           301,404
   CBRL Group, Inc.                                                    180,891         7,374,926
   CDI Corp.                                                            71,100         1,373,652
 * Celadon Group, Inc.                                                  36,700           785,380
   Celeritek, Inc.                                                     103,705           374,375
 * Celestica, Inc.                                                      17,925           272,101
 * Cell Genesys, Inc.                                                   82,026           602,071
 * Cell Therapeutics, Inc.                                               1,800            13,464
 * CellStar Corp.                                                      128,381           468,591
 * Centillium Communications, Inc.                                     260,184           655,664
   Central Bancorp, Inc.                                                 3,500           108,412
 * Central Garden & Pet Co.                                             35,200         1,362,240
   Central Parking Corp.                                               207,518         3,150,123
 * Century Aluminum Co.                                                113,800   $     2,915,556
 * Century Business Services, Inc.                                     359,391         1,545,381
 * Cenveo, Inc.                                                        124,200           396,198
 * Ceres Group, Inc.                                                   188,937           944,685
 * Cerus Corp.                                                          45,129           117,787
   CFS Bancorp, Inc.                                                    36,225           499,180
   Champion Industries, Inc.                                             3,900            14,625
 * Championship Auto Racing Teams,
     Inc.                                                               28,300             3,990
 * Champps Entertainment, Inc.                                          78,215           621,027
 * Channell Commercial Corp.                                             3,600            27,000
 * Charles and Colvard, Ltd.                                            38,567           367,891
 * Charlotte Russe Holding, Inc.                                        56,798           661,697
 * Charming Shoppes, Inc.                                              350,000         3,272,500
*# Chart Industries, Inc.                                                   24             1,128
 * Checkers Drive-In Restaurants, Inc.                                  62,767           777,055
 * CheckFree Corp.                                                      18,300           678,015
 * Checkpoint Systems, Inc.                                             91,500         1,689,090
   Chemed Corp.                                                          6,900           428,076
   Chemical Financial Corp.                                             25,539         1,070,084
   Chesapeake Corp.                                                    104,621         2,823,721
   Chesapeake Energy Corp.                                              72,400         1,303,200
   Chesapeake Utilities Corp.                                            2,400            62,160
   Chicago Rivet & Machine Co.                                             200             5,384
*# chinadotcom Corp. Class A                                            18,940            83,525
 * Chiquita Brands International, Inc.                                  90,200         1,784,156
 * Cholestech Corp.                                                      8,290            66,320
 * Chromcraft Revington, Inc.                                           17,300           216,423
 * Chronimed, Inc.                                                      58,000           382,220
 * Ciber, Inc.                                                         453,800         4,233,954
 * CIENA Corp.                                                         410,301         1,046,268
 * Cimarex Energy Co.                                                   43,100         1,731,758
 * Ciprico, Inc.                                                        12,500            51,875
   CIRCOR International, Inc.                                          100,605         2,097,614
 * Cirrus Logic, Inc.                                                  152,400           903,732
   Citizens South Banking Corp.                                         17,267           226,198
*# Citizens, Inc.                                                       39,483           254,665
   City Holding Co.                                                     45,004         1,661,548
 * CKE Restaurants, Inc.                                                 3,600            45,036
 * Clark, Inc.                                                         102,700         1,709,955
 * Clarus Corp.                                                        147,200         1,276,960
 * Clayton Williams Energy, Inc.                                        35,700           817,173
 * ClearOne Communications, Inc.                                        35,300           149,142
 # Cleveland-Cliffs, Inc.                                               19,712         1,910,093
 * CNA Surety Corp.                                                    143,000         1,867,580
   CNS, Inc.                                                            34,200           412,794
   Coachmen Industries, Inc.                                            97,600         1,568,432
 * Coast Dental Services, Inc.                                           1,766             6,181
 * Coastcast Corp.                                                      10,800            24,732
 * Cobra Electronics Corp.                                              28,700           232,470
 * Coherent, Inc.                                                       71,300         2,059,857
   Cohu, Inc.                                                           30,154           505,381
 * Collins & Aikman Corp.                                              372,700         1,323,085
   Columbia Banking System, Inc.                                        60,202         1,528,529
 * Columbus McKinnon Corp.                                              67,500           533,925
 * Comarco, Inc.                                                        38,100           308,610
 * Comfort Systems USA, Inc.                                           210,100         1,512,720
   Commerce Group, Inc.                                                 72,900         4,329,531
*# Commerce One, Inc.                                                      410                67
   Commercial Capital Bancorp, Inc.                                     31,994           763,377
   Commercial Federal Corp.                                            158,300         4,611,279

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
   Commercial Metals Co.                                               119,400   $     5,413,596
 * Commonwealth Industries, Inc.                                        86,200         1,128,358
 * CommScope, Inc.                                                      31,427           607,170
   Communications Systems, Inc.                                         26,500           309,520
   Community Bank System, Inc.                                          73,000         2,022,100
   Community Trust Bancorp, Inc.                                        27,690           927,071
   Community West Bancshares                                            14,800           156,140
 * Compex Technologies, Inc.                                            79,075           387,467
 * CompuCredit Corp.                                                   227,000         5,441,190
 * Compudyne Corp.                                                      34,400           244,274
 * Computer Horizons Corp.                                             149,500           568,100
 * Computer Network Technology
     Corp.                                                             143,395           817,351
 * Computer Task Group, Inc.                                            84,700           308,308
 * CompX International, Inc.                                             4,200            67,410
 * Comstock Resources, Inc.                                            131,500         2,854,865
 * COMSYS IT Partners, Inc.                                                 66               594
 * Concord Camera Corp.                                                114,700           302,808
 * Conexant Systems, Inc.                                                4,800             9,552
 * Conmed Corp.                                                         63,050         1,826,558
 * Consolidated Graphics, Inc.                                          41,200         1,948,760
 * Consumer Portfolio Services, Inc.                                    69,915           303,431
*# Continental Airlines, Inc.                                          146,800         1,635,352
 * Convera Corp.                                                        40,917           190,673
   Cooper Tire & Rubber Co.                                            233,500         4,768,070
*# Copper Mountain Networks, Inc.                                       35,200           110,493
 * Core Molding Technologies, Inc.                                         700             1,869
   Corn Products International, Inc.                                   147,100         8,005,182
 * Cornell Companies, Inc.                                             117,500         1,721,375
 * Correctional Services Corp.                                          84,300           234,354
 * Corrections Corporation of America                                   93,800         3,705,100
   Corus Bankshares, Inc.                                               38,300         1,864,061
 * Cosine Communications, Inc.                                          65,290           200,440
 * Cost-U-Less, Inc.                                                     2,500            14,775
 * Covansys Corp.                                                       96,867         1,303,830
 * Covenant Transport, Inc. Class A                                     74,880         1,439,194
 * Cox Radio, Inc.                                                      50,000           795,000
   CPAC, Inc.                                                           12,500            64,625
 * Credence Systems Corp.                                              184,270         1,407,823
 * Credit Acceptance Corp.                                             117,768         2,914,758
   Crompton Corp.                                                       72,900           817,209
 * Cross (A.T.) Co. Class A                                             31,700           150,892
 * Cross Country Healthcare, Inc.                                      157,028         2,787,247
 * Crossroads Systems, Inc.                                             31,632            42,703
 * Crown Castle International Corp.                                     97,200         1,640,736
 * Crown Financial Group, Inc.                                          12,200             4,026
 * Crown Media Holdings, Inc.                                               24               213
*# CryoLife, Inc.                                                       36,700           261,304
 * CSK Auto Corp.                                                       57,400           880,516
   CSS Industries, Inc.                                                 24,000           771,120
   CT Communications, Inc.                                              82,625         1,093,129
 * CTI Molecular Imaging, Inc.                                          91,500         1,224,270
   CTS Corp.                                                           231,338         3,090,676
   Cubic Corp.                                                          49,600         1,264,800
 * Culp, Inc.                                                           92,800           558,656
 * Cumulus Media, Inc. Class A                                          92,800         1,417,984
 * CuraGen Corp.                                                       142,570           859,697
 * Curative Health Services, Inc.                                       80,900           461,939
   Cutter & Buck, Inc.                                                  49,300           733,584
 * CV Therapeutics, Inc.                                                    78             1,691
 * Cyberoptics Corp.                                                     3,441            48,380
 * Cypress Semiconductor Corp.                                          47,700   $       469,845
   Cytec Industries, Inc.                                              109,700         5,332,517
   D&E Communications, Inc.                                             57,964           759,328
   D&K Healthcare Resources, Inc.                                      117,979           856,528
*# Dan River, Inc. Class A                                              35,700             1,571
 * Data Systems & Software, Inc.                                         5,800             6,380
 * Datalink Corp.                                                       72,600           137,867
 * Dataram Corp.                                                        21,600           128,952
   Datascope Corp.                                                      27,269         1,093,214
 * Datastream Systems, Inc.                                             14,500            85,550
*# DataTRAK International, Inc.                                            100             1,140
 * Dave & Busters, Inc.                                                 44,900           839,630
 * Dawson Geophysical Co.                                                4,600           107,410
   Deb Shops, Inc.                                                      21,325           525,661
*# Deckers Outdoor Corp.                                                 4,600           200,192
 * Del Global Technologies Corp.                                         8,827            22,597
 * Delphax Technologies, Inc.                                            4,500            18,400
   Delphi Financial Group, Inc. Class A                                135,465         6,293,704
   Delta Apparel, Inc.                                                   1,640            37,474
   Delta Financial Corp.                                                27,100           273,710
   Delta Natural Gas Co., Inc.                                           1,700            43,775
 * Delta Woodside Industries, Inc.                                       2,425             1,600
 * Denbury Resources, Inc.                                             176,000         5,095,200
 * Department 56, Inc.                                                  64,700         1,095,371
 * DiamondCluster International, Inc.                                    5,073            62,043
 * Digi International, Inc.                                             83,174         1,280,048
 * Digimarc Corp.                                                      112,593         1,036,982
*# Digital Angel Corp.                                                 175,800         1,123,362
 * Digital Insight Corp.                                               143,022         2,334,834
 * Digitas, Inc.                                                        69,183           567,992
   Dillards, Inc. Class A                                              320,100         8,060,118
   Dime Community Bancshares                                            90,587         1,662,271
   DIMON, Inc.                                                         211,100         1,374,261
 * Diodes, Inc.                                                         26,430           657,314
 * Discovery Partners International, Inc.                              188,150           865,490
 * Distributed Energy Systems Corp.                                    171,300           459,084
 * Ditech Communications Corp.                                          74,800         1,178,848
 * Dixie Group, Inc.                                                    83,450         1,337,703
 * DJ Orthopedics, Inc.                                                 17,400           350,958
 * Dollar Thrifty Automotive Group, Inc.                                91,400         2,457,746
 * Dominion Homes, Inc.                                                  2,100            43,386
   Donegal Group, Inc. Class A                                           5,700           122,550
   Donegal Group, Inc. Class B                                           3,000            59,250
 * DoubleClick, Inc.                                                   222,500         1,668,750
   Dover Motorsports, Inc.                                              65,300           317,358
   Downey Financial Corp.                                              113,800         6,570,812
 * Dril-Quip, Inc.                                                      51,000         1,217,370
 * DRS Technologies, Inc.                                               13,300           568,176
 * drugstore.com, Inc.                                                  12,000            39,000
 * Duckwall-ALCO Stores, Inc.                                            5,600            93,800
 * Ducommun, Inc.                                                       63,300         1,604,655
 * DuPont Photomasks, Inc.                                              76,365         2,014,509
 * Dura Automotive Systems, Inc.                                       130,562         1,188,114
 * DUSA Pharmaceuticals, Inc.                                           20,400           270,708
 * Dycom Industries, Inc.                                              136,498         3,977,552
*# Dynacq Healthcare, Inc.                                              17,000            91,800
 * Dynamics Research Corp.                                               7,400           123,654
*# Dynegy, Inc.                                                        132,200           746,930
   E-Z-EM, Inc.                                                          3,600            52,380
 * E.piphany, Inc.                                                     284,803         1,287,310
 # Eagle Materials, Inc.                                                52,400         4,106,588

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
*# EarthLink, Inc.                                                      53,000   $       574,520
 * Echelon Corp.                                                        50,839           384,343
 * Edelbrock Corp.                                                         110             1,826
 * Eden Bioscience Corp.                                                49,042            34,820
 * Edge Petroleum Corp.                                                 42,400           648,720
 * Edgewater Technology, Inc.                                           53,038           221,699
 * eFunds Corp.                                                         64,200         1,529,244
 * EGL, Inc.                                                            73,200         2,469,768
   Electro Rent Corp.                                                  108,681         1,541,097
 * Electro Scientific Industries, Inc.                                   9,100           176,722
 * Electroglas, Inc.                                                   137,340           447,728
 * Electronics for Imaging, Inc.                                        31,787           531,797
   ElkCorp                                                              24,200           716,320
 * eLoyalty Corp.                                                       31,000           155,930
 * EMAK Worldwide, Inc.                                                  4,400            43,388
   EMC Insurance Group, Inc.                                             1,000            21,710
 * EMCOR Group, Inc.                                                    30,600         1,414,332
 * EMCORE Corp.                                                        128,582           342,028
 * Emerson Radio Corp.                                                  26,700            82,770
 * Emisphere Technologies, Inc.                                         36,300           111,332
 * Emmis Communications Corp.
     Class A                                                            95,200         1,760,248
 # Empire District Electric Co.                                          1,400            31,794
 * EMS Technologies, Inc.                                               85,075         1,334,827
 * Emulex Corp.                                                        117,100         1,655,794
 * Encore Medical Corp.                                                 45,062           283,665
 * Encore Wire Corp.                                                   100,099         1,348,834
   Energen Corp.                                                        18,200         1,053,052
 * Energy Conversion Devices, Inc.                                      11,219           249,735
 * Energy Partners, Ltd.                                                99,600         1,929,252
 * Enesco Group, Inc.                                                   80,600           594,828
   Engineered Support Systems, Inc.                                     17,380           955,900
 * EnPro Industries, Inc.                                              128,600         3,695,964
 * Entravision Communications Corp.                                    186,900         1,532,580
 * Entrust, Inc.                                                        66,467           247,922
 * ePlus, Inc.                                                          60,800           767,904
 * ePresence, Inc. Escrow Shares                                        49,500             6,435
 * Equinix, Inc.                                                        23,545           915,430
 * ESCO Technologies, Inc.                                              30,120         2,204,784
   Espey Manufacturing & Electronics
     Corp.                                                                 400            10,420
 * ESS Technology, Inc.                                                176,168         1,241,984
 * Esterline Technologies Corp.                                         64,300         2,289,080
 * Evans & Sutherland Computer Corp.                                    22,600           149,386
*# Evergreen Solar, Inc.                                                17,800            60,324
 * Exar Corp.                                                          126,773         1,772,287
 * Exelixis, Inc.                                                          841             7,544
 * Exponent, Inc.                                                       13,100           364,049
 * Extended Systems, Inc.                                               33,700            85,935
 * Extreme Networks, Inc.                                                  700             4,781
 # F.N.B. Corp.                                                        106,400         2,258,872
*# Factory 2-U Stores, Inc.                                             59,340               653
 # Fair Isaac Corp.                                                     78,608         2,608,213
 * Fairchild Corp. Class A                                             130,000           390,000
 * Falcon Products, Inc.                                                48,100            41,967
 * Famous Dave's of America, Inc.                                       43,353           482,085
   FBL Financial Group, Inc. Class A                                    83,593         2,375,713
   Fedders Corp.                                                        28,600            85,800
 # Federal Signal Corp.                                                 81,000         1,393,200
 * FEI Co.                                                              30,500           652,395
   FFLC Bancorp, Inc.                                                    1,050            34,261
 * Fibermark, Inc.                                                         100   $             2
   Fidelity Southern Corp.                                               2,000            36,260
 * Financial Federal Corp.                                              12,200           469,212
 * Financial Industries Corp.                                           41,366           328,860
   Finish Line, Inc. Class A                                            83,200         1,530,880
 * Finishmaster, Inc.                                                    9,000           116,460
 * Finlay Enterprises, Inc.                                             74,287         1,442,654
 * Firebrand Financial Group, Inc.                                       1,000                40
   First American Corp.                                                 86,300         2,843,585
   First Bancorp                                                         7,926           224,464
 * First Cash Financial Services, Inc.                                  52,400         1,364,496
   First Charter Corp.                                                  27,900           764,181
   First Citizens BancShares, Inc.                                      10,300         1,401,469
   First Commonwealth Financial Corp.                                       82             1,259
   First Community Bancorp                                              48,364         2,032,255
   First Community Bancshares, Inc.                                        295            10,508
 * First Consulting Group, Inc.                                        172,993           946,272
   First Defiance Financial Corp.                                       12,400           339,264
   First Federal Bancshares of Arkansas,
     Inc.                                                               13,000           283,010
 * First Horizon Pharmaceutical Corp.                                  139,950         2,737,422
   First Indiana Corp.                                                  70,415         1,631,516
 * First Investors Financial Services
     Group, Inc.                                                         6,900            30,912
 * First Mariner Bancorp                                                 4,900            84,231
   First Merchants Corp.                                                72,623         1,957,190
   First Midwest Financial, Inc.                                         3,400            85,374
   First Mutual Bancshares, Inc.                                         6,987           173,592
   First Niagara Financial Group, Inc.                                 256,834         3,708,683
 # First PacTrust Bancorp, Inc.                                         16,919           441,586
   First Place Financial Corp.                                          62,505         1,406,362
   First Republic Bank                                                  58,100         2,985,759
   First State Bancorporation                                           15,020           564,301
   FirstBank NW Corp.                                                    1,700            49,257
 * FirstFed Financial Corp.                                             75,600         3,978,072
 * Fischer Imaging Corp.                                                 3,200            11,680
 * Five Star Quality Care, Inc.                                         32,300           218,994
   Flagstar Bancorp, Inc.                                               94,300         2,054,797
 * Flanders Corp.                                                       50,000           499,000
 * Fleetwood Enterprises, Inc.                                          38,000           514,900
   Flexsteel Industries, Inc.                                            6,000           105,060
   Florida East Coast Industries, Inc.                                  78,200         3,335,230
 * Flow International Corp.                                              8,646            23,949
   Flowers Foods, Inc.                                                 128,021         3,908,481
 * Flowserve Corp.                                                     134,500         3,392,090
   Flushing Financial Corp.                                             39,375           836,719
*# FLYi, Inc.                                                           82,200           154,536
 * FMC Corp.                                                             7,600           376,580
   FNB Corp.                                                            11,300           220,915
   FNB Financial Services Corp.                                          2,500            52,500
   Foot Locker, Inc.                                                   127,700         3,317,646
*# Footstar, Inc.                                                       67,700           257,260
 * Forest Oil Corp.                                                    173,300         5,897,399
 * Forgent Networks, Inc.                                                5,200             8,840
 * Forrester Research, Inc.                                              6,797           110,927
 * Foster (L.B.) Co. Class A                                            12,800           112,640
 * Foster Wheeler, Ltd.                                                    155             2,206
 * FPIC Insurance Group, Inc.                                           44,997         1,486,251
   Frankfort First Bancorp, Inc.                                           100             2,437
 * Franklin Covey Co.                                                    6,600            13,134
 * Franklin Electronic Publishers, Inc.                                    900             3,960

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 # Fred's, Inc.                                                         18,100   $       313,673
 # Fremont General Corp.                                               188,300         4,481,540
   Frequency Electronics, Inc.                                           9,200           137,540
 * Fresh Choice, Inc.                                                    4,000             1,720
   Friedman Industries, Inc.                                             3,840            31,411
 * Friedmans, Inc. Class A                                             142,100           239,438
   Frisch's Restaurants, Inc.                                            8,500           202,470
 * Frontier Airlines, Inc.                                             249,993         2,932,418
 * Frozen Food Express Industries,
     Inc.                                                              107,476         1,268,217
 * FSI International, Inc.                                             178,370           802,665
 * FTI Consulting, Inc.                                                 25,200           508,284
*# FuelCell Energy, Inc.                                               103,521         1,040,386
   Fuller (H.B.) Co.                                                    99,191         2,838,846
   Furniture Brands International, Inc.                                134,900         3,276,721
   G & K Services, Inc. Class A                                         49,561         2,035,966
 * G-III Apparel Group, Ltd.                                            12,700            78,105
*# Gadzooks, Inc.                                                       25,500            41,310
 * Gaiam, Inc.                                                          18,824            98,826
 * GameStop Corp.                                                       22,600           476,634
   GameTech International, Inc.                                         18,400            70,490
 * Gardner Denver Machinery, Inc.                                       60,700         2,088,080
 * Gateway, Inc.                                                         2,450            16,684
   GATX Corp.                                                          144,500         4,254,080
 * Gaylord Entertainment Co.                                           146,415         5,159,665
 * Gehl Co.                                                             39,658           872,079
   Gencorp, Inc.                                                       278,900         4,688,309
 * Gene Logic, Inc.                                                    252,776           851,855
 * General Binding Corp.                                                 3,200            42,656
 * General Cable Corp.                                                  79,800         1,085,280
 * General Communications, Inc.
     Class A                                                            92,395           946,125
 * Genesee & Wyoming, Inc.                                              55,625         1,533,581
 * Genesis HealthCare Corp.                                             45,108         1,454,733
 * Genesis Microchip, Inc.                                              19,701           321,323
 * Genlyte Group, Inc.                                                  38,108         3,055,118
 * Gentiva Health Services, Inc.                                        17,300           288,045
 * Gerber Scientific, Inc.                                             167,600         1,315,660
   Gevity HR, Inc.                                                      10,900           193,039
 * Giant Industries, Inc.                                               76,100         2,130,800
   Gibraltar Industries, Inc.                                           64,350         1,550,191
 * Giga-Tronics, Inc.                                                      205               471
   Glatfelter (P.H.) Co.                                               202,500         2,901,825
 * Glenayre Technologies, Inc.                                         169,300           309,819
 * Global Imaging Systems, Inc.                                         11,700           437,814
 * Globecomm Systems, Inc.                                              69,500           436,460
 * Glowpoint, Inc.                                                      98,800           119,548
*# Goodyear Tire & Rubber Co.                                           93,700         1,182,494
   Goody's Family Clothing, Inc.                                       172,500         1,680,150
 * GoRemote Internet Communications,
     Inc.                                                               17,500            31,500
   Gorman-Rupp Co.                                                       9,500           217,550
 * Gottschalks, Inc.                                                    18,300           164,700
 * GP Strategies Corp.                                                  56,200           399,020
   Granite Construction, Inc.                                           93,800         2,489,452
 * Graphic Packaging Corp.                                              11,300            92,208
   Gray Television, Inc.                                               203,728         3,055,920
   Gray Television, Inc. Class A                                         3,400            47,158
   Great American Financial Resources,
     Inc.                                                               59,100         1,031,886
 * Great Atlantic & Pacific Tea Co., Inc.                              250,900         1,896,804
 # Great Lakes Chemical Corp.                                          154,200   $     4,518,060
   Greenbrier Companies, Inc.                                            3,900           115,986
 * Griffin Land & Nurseries, Inc.
     Class A                                                             1,900            50,160
 * Griffon Corp.                                                       117,550         2,948,154
 * Group 1 Automotive, Inc.                                             52,900         1,561,079
 * GSI Commerce, Inc.                                                   19,300           292,009
 * GTC Biotherapeutics, Inc.                                            49,124            75,160
 * GTSI Corp.                                                           60,458           613,044
   Guaranty Federal Bancshares, Inc.                                     8,000           190,320
 * Guess, Inc.                                                          93,500         1,355,750
 * Guilford Pharmaceuticals, Inc.                                        8,426            47,523
   Gulf Island Fabrication, Inc.                                        24,200           514,734
 * Gulfmark Offshore, Inc.                                              91,924         1,912,938
 * Gymboree Corp.                                                       76,800           905,472
 * Ha-Lo Industries, Inc.                                               21,800                15
   Haggar Corp.                                                         15,100           333,710
 * Hain Celestial Group, Inc.                                           67,793         1,317,218
   Hancock Fabrics, Inc.                                                54,700           544,812
   Handleman Co.                                                       133,002         2,819,642
 * Hanger Orthopedic Group, Inc.                                       192,100         1,498,380
 * Hanover Compressor Co.                                              168,400         2,458,640
   Harbor Florida Bancshares, Inc.                                      14,200           498,420
   Hardinge, Inc.                                                       17,200           192,640
   Harleysville Group, Inc.                                            102,563         2,465,615
 * Harris Interactive, Inc.                                              5,700            37,848
   Harsco Corp.                                                            300            15,945
 * Hartmarx Corp.                                                       27,500           221,925
 * Harvard Bioscience, Inc.                                            206,470           819,686
 * Harvest Natural Resources, Inc.                                      70,800         1,292,100
 * Hastings Entertainment, Inc.                                         94,800           774,516
 * Hawaiian Holdings, Inc.                                              36,803           230,387
 * Hawk Corp.                                                           18,500           156,325
   HCC Insurance Holdings, Inc.                                         27,300           904,722
 * HealthTronics Surgical Services,
     Inc.                                                              146,785         1,096,484
   Hector Communications Corp.                                           3,300            69,960
   Heico Corp.                                                          76,703         1,641,444
   Heico Corp. Class A                                                  12,690           208,243
 * Heidrick & Struggles International,
     Inc.                                                               10,900           374,960
   Helmerich & Payne, Inc.                                             167,600         5,468,788
 * Herley Industries, Inc.                                              83,208         1,713,253
 * Hi-Tech Pharmacal, Inc.                                              11,700           191,295
   HMN Financial, Inc.                                                  16,400           524,144
 * HMS Holdings Corp.                                                   82,400           578,448
   Hollinger International, Inc. Class A                                51,800           970,214
   Holly Corp.                                                          66,000         1,859,220
 * Hollywood Media Corp.                                                10,200            45,798
 * Hologic, Inc.                                                        42,969         1,073,795
 * Home Products International, Inc.                                    18,300            40,809
   Hooper Holmes, Inc.                                                 365,100         1,916,775
   Horace Mann Educators Corp.                                         118,000         2,242,000
   Horizon Financial Corp.                                              22,948           470,663
 * Horizon Health Corp.                                                 34,900           837,251
*# Horizon Offshore, Inc.                                               86,666            30,333
   Horton (D.R.), Inc.                                                  60,393         2,126,438
 * Houston Exploration Co.                                              83,212         4,984,399
 * Hovnanian Enterprises, Inc. Class A                                  13,500           543,645
   Hudson River Bancorp, Inc.                                           58,100         1,176,525
 * Huffy Corp.                                                          19,800             4,009

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
   Hughes Supply, Inc.                                                 189,200   $     6,220,896
 * Human Genome Sciences, Inc.                                         159,191         1,751,101
 * Humana, Inc.                                                        332,500         8,252,650
 # Hunt (J.B.) Transport Services, Inc.                                204,950         8,238,990
 * Hurco Companies, Inc.                                                 4,818            77,136
 * Hutchinson Technology, Inc.                                          95,600         3,132,812
 * Huttig Building Products, Inc.                                       16,156           139,426
 * Hypercom Corp.                                                      271,200         1,648,896
   IBERIABANK Corp.                                                      7,700           497,420
 * Ibis Technology Corp.                                                27,787            70,579
 * ICO, Inc.                                                            24,600            74,538
 * ICT Group, Inc.                                                      10,100            86,355
 * Identix, Inc.                                                         7,900            62,647
 * IDT Corp.                                                            89,400         1,311,498
 * IDT Corp. Class B                                                    67,900         1,043,623
 * iGATE Capital Corp.                                                 255,185         1,020,740
   IHOP Corp.                                                           73,500         3,114,195
   IKON Office Solutions, Inc.                                         261,400         2,948,592
 * ILEX Oncology, Inc.                                                       6               149
 * Illumina, Inc.                                                      105,700           803,320
 * Image Entertainment, Inc.                                            30,114           182,792
   Imation Corp.                                                       136,500         4,396,665
 * IMCO Recycling, Inc.                                                 93,800         1,515,808
*# Immersion Corp.                                                       7,100            38,056
 * ImmunoGen, Inc.                                                     127,150           994,313
 * Impath, Inc.                                                         49,705           223,672
 * IMPCO Technologies, Inc.                                            103,040           684,186
 * Imperial Sugar Co.                                                   66,005         1,293,038
 * Inc.yte Corp.                                                        72,800           747,656
   Independence Community Bank
     Corp.                                                             201,797         8,572,337
   Independent Bank Corp. MI                                            19,057           573,616
 * Industrial Distribution Group, Inc.                                  66,600           548,185
   Infinity Property & Casualty Corp.                                   56,220         2,080,140
*# Infinity, Inc.                                                       16,650           105,877
 * InFocus Corp.                                                       214,225         1,435,307
 * Infonet Services Corp.                                               14,700            29,253
 * Informatica Corp.                                                    56,100           437,580
 * Inforte Corp.                                                        90,450           611,442
 * Infosonics Corp.                                                      9,900            33,066
 * InfoSpace, Inc.                                                      36,700         1,625,810
   Ingles Market, Inc. Class A                                          56,732           725,602
 * Ingram Micro, Inc.                                                   90,500         1,741,220
 * Innotrac Corp.                                                       53,300           450,385
 * Innovative Clinical Solutions, Ltd.                                     519                 3
 * Innovex, Inc.                                                       123,626           616,894
 * Input/Output, Inc.                                                   89,100           781,407
 * Insight Communications Co., Inc.                                    181,934         1,540,981
 * Insight Enterprises, Inc.                                            69,716         1,410,355
 * Insituform Technologies, Inc.
     Class A                                                            81,635         1,905,361
 * Instinet Group, Inc.                                                 13,900            83,261
 * Insurance Auto Auctions, Inc.                                        78,600         1,744,134
 * InsWeb Corp.                                                         12,300            30,381
   Integra Bank Corp.                                                   70,628         1,615,969
 * IntegraMed America, Inc.                                              2,300            16,123
 * Integrated Device Technology, Inc.                                  131,840         1,496,384
 * Integrated Electrical Services, Inc.                                316,300           955,226
 * Integrated Information Systems, Inc.                                    200                26
 * Integrated Silicon Solution, Inc.                                   204,109         1,563,475
 # Inter Parfums, Inc.                                                  17,450           291,938
 * Interactive Data Corp.                                                9,900   $       203,148
 * Interface, Inc. Class A                                             172,877         1,711,482
 * Intergraph Corp.                                                     91,520         2,397,824
 * Interland, Inc.                                                     128,329           402,953
 * Intermagnetics General Corp.                                         16,495           486,108
   Intermet Corp.                                                       73,482             9,553
*# Internet Commerce Corp.                                              23,500            31,725
 * Internet Security Systems, Inc.                                      23,489           568,669
   Interpool, Inc.                                                      39,000           832,650
 # Interstate Bakeries Corp.                                           170,600           985,215
 * Interstate Hotels & Resorts, Inc.                                    86,200           409,450
 * Interwoven, Inc.                                                    205,851         1,996,755
 * Intrado, Inc.                                                        10,000           135,200
*# Intrusion, Inc.                                                      14,325            20,642
 * Investment Technology Group, Inc.                                    52,800           884,928
   Investors Title Co.                                                   1,100            38,560
*# Invision Technologies, Inc.                                          32,900         1,594,992
 * Iomega Corp.                                                        305,900         1,391,845
*# Ionatron, Inc.                                                        3,000            28,800
 * Ionics, Inc.                                                         60,600         2,618,526
*# IPIX Corp.                                                            4,000            26,000
 * Iridex Corp.                                                          6,200            25,234
   Irwin Financial Corp.                                                72,200         1,921,242
 * Isle of Capri Casinos, Inc.                                          76,362         1,873,160
 * ITLA Capital Corp.                                                   18,200           994,266
 * IXYS Corp.                                                          133,246         1,237,855
 * J & J Snack Foods Corp.                                              18,940           889,044
 * J Net Enterprises, Inc.                                              19,000            50,350
 * J. Alexander's Corp.                                                 12,700            89,535
 * J. Jill Group, Inc.                                                  31,900           550,913
   J. M. Smucker Co.                                                    28,474         1,294,998
 * Jack in the Box, Inc.                                                20,300           766,934
 * Jaco Electronics, Inc.                                               21,850            94,610
 * Jacuzzi Brands, Inc.                                                412,900         3,856,486
 * Jakks Pacific, Inc.                                                 139,435         2,596,280
 * JDA Software Group, Inc.                                            134,894         1,769,809
   Jefferies Group, Inc.                                                40,200         1,632,924
   JLG Industries, Inc.                                                138,300         2,406,420
 * Jo-Ann Stores, Inc.                                                  74,500         2,050,240
 * Johnson Outdoors, Inc.                                               11,000           222,530
 * Jones Lang LaSalle, Inc.                                             19,900           714,410
 * Jos. A. Bank Clothiers, Inc.                                             50             1,315
   Joy Global, Inc.                                                     30,700         1,249,183
 * JPS Industries, Inc.                                                  1,400             5,243
   K-Swiss, Inc. Class A                                                75,100         2,034,609
 * K2, Inc.                                                            165,114         2,787,124
 * Kadant, Inc.                                                         72,628         1,470,717
   Kaman Corp. Class A                                                 116,062         1,392,744
 * Kansas City Southern                                                197,200         3,354,372
 * Katy Industries, Inc.                                                 2,000            10,800
 # KB Home                                                              14,800         1,300,772
 * Keane, Inc.                                                          63,500           984,250
 * Keith Companies, Inc.                                                24,300           414,315
   Kellwood Co.                                                         85,730         2,984,261
   Kelly Services, Inc. Class A                                        112,960         3,433,984
 * Kemet Corp.                                                         191,100         1,693,146
 * Kendle International, Inc.                                           79,988           663,101
   Kennametal, Inc.                                                    102,400         5,253,120
 * Kennedy-Wilson, Inc.                                                 13,500            96,862
   Kewaunee Scientific Corp.                                             5,000            45,450
 * Key Energy Group, Inc.                                              380,000         4,757,600

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Key Technology, Inc.                                                  7,100   $        67,663
 * Key Tronic Corp.                                                      5,000            15,850
 * Keynote Systems, Inc.                                                78,600         1,000,578
 * Keystone Automotive Industries, Inc.                                 63,000         1,476,090
 * Kforce, Inc.                                                        148,742         1,781,929
   Kimball International, Inc. Class B                                 100,601         1,498,955
 * Kindred Healthcare, Inc.                                             92,400         2,522,520
 * Knight Trading Group, Inc.                                          364,000         4,153,240
 * Koala Corp.                                                          14,400             1,368
 * Komag, Inc.                                                         109,508         1,834,259
 * Korn/Ferry International                                             20,900           389,367
   Kronos Worldwide, Inc.                                               55,400         2,542,860
 * KVH Industries, Inc.                                                 25,400           256,540
 * La Quinta Corp.                                                     220,100         1,771,805
   La-Z-Boy, Inc.                                                      101,344         1,555,630
 * LaBarge, Inc.                                                         4,300            51,600
 * LabOne, Inc.                                                         15,900           479,385
 * LaBranche & Co., Inc.                                               168,000         1,345,680
 * Ladish Co., Inc.                                                     59,600           657,388
   LaFarge North America, Inc.                                          35,400         1,775,310
 * Laidlaw International, Inc.                                          27,100           512,190
 * Lakeland Industries, Inc.                                             1,283            25,211
 * Lakes Entertainment, Inc.                                           102,854         1,434,813
   Lance, Inc.                                                         215,350         4,014,124
 * Lancer Corp.                                                          4,200            49,518
   LandAmerica Financial Group, Inc.                                    87,600         4,677,840
 * Landec Corp.                                                            900             5,652
   Landry's Restaurants, Inc.                                          154,750         4,572,862
 * Lattice Semiconductor Corp.                                         171,149           913,593
 * Laureate Education, Inc.                                             98,900         3,895,671
 * Lawson Software, Inc.                                                11,900            73,542
 * Layne Christensen Co.                                                15,900           308,460
 * Lazare Kaplan International, Inc.                                    16,500           163,350
   LCA-Vision, Inc.                                                     32,564         1,068,099
 * LCC International, Inc. Class A                                     102,786           523,181
 * Learning Care Group, Inc.                                            13,500            41,175
 * LeCroy Corp.                                                         15,934           341,147
   Lennar Corp. Class B                                                 72,404         3,022,867
   Lennox International, Inc.                                          138,400         2,489,816
 * Lesco, Inc.                                                          74,800           897,600
*# Level 8 Systems, Inc.                                                   100                 7
   Levitt Corp. Class A                                                     92             2,365
 * Lexicon Genetics, Inc.                                               76,468           537,570
   Liberty Corp.                                                        52,100         2,271,560
 * Lifecore Biomedical, Inc.                                            65,100           664,671
   Lifetime Hoan Corp.                                                  22,600           307,134
 * Lightbridge, Inc.                                                   146,575           687,437
 * Lin TV Corp.                                                         59,300         1,068,586
 * Linens 'n Things, Inc.                                               99,700         2,476,548
*# Lipid Sciences, Inc.                                                  1,700             7,854
   Lithia Motors, Inc. Class A                                          87,545         2,221,892
   LNR Property Corp.                                                  132,800         8,306,640
 * LogicVision, Inc.                                                    61,900           128,133
   Lone Star Steakhouse & Saloon, Inc.                                 104,500         2,820,455
 * Lone Star Technologies, Inc.                                         30,500           957,700
   Longs Drug Stores Corp.                                             130,500         3,484,350
   Longview Fibre Co.                                                  186,300         3,237,894
   Louisiana-Pacific Corp.                                             371,600         9,093,052
   LSI Industries, Inc.                                                128,756         1,279,835
 * LTX Corp.                                                            69,939           499,364
 * Luby's, Inc.                                                        172,600         1,232,364
   Lufkin Industries, Inc.                                              20,200   $       813,252
 * Lydall, Inc.                                                        108,100         1,208,558
 * M&F Worldwide Corp.                                                 112,000         1,461,600
   M/I Homes, Inc.                                                      84,800         3,833,808
 * Mac-Gray Corp.                                                       31,200           238,680
 * Macromedia, Inc.                                                     10,800           308,124
 * Madden (Steven), Ltd.                                                66,216         1,248,834
   MAF Bancorp, Inc.                                                    80,467         3,693,435
 * Magna Entertainment Corp.                                            57,500           345,000
 * Magnetek, Inc.                                                      237,900         1,572,519
 * Magnum Hunter Resources, Inc.                                       182,100         2,440,140
 * Main Street Restaurant Group, Inc.                                   47,300            68,585
 * MAIR Holdings, Inc.                                                 127,226         1,170,479
 * Management Network Group, Inc.                                      111,465           220,701
 * Manchester Technologies, Inc.                                        16,900            82,810
   Manor Care, Inc.                                                     70,100         2,414,945
   Manpower, Inc.                                                        7,975           385,751
 * Manugistic Group, Inc.                                              383,097         1,053,517
 * Mapinfo Corp.                                                        93,695         1,119,655
   Marine Products Corp.                                                15,830           414,746
 * MarineMax, Inc.                                                      40,900         1,202,460
   Maritrans, Inc.                                                      10,600           191,330
 * MarketWatch, Inc.                                                    88,158         1,599,186
   MarkWest Hydrocarbon, Inc.                                           23,474           412,203
   Marsh Supermarkets, Inc. Class A                                      3,100            36,859
 # Massey Energy Co.                                                   307,270        10,791,322
 * Mastec, Inc.                                                        224,300         1,881,877
 * Material Sciences Corp.                                              74,000         1,237,280
 * Matria Healthcare, Inc.                                              38,200         1,337,000
 * Matrix Service Co.                                                   98,941           737,110
 * MatrixOne, Inc.                                                      73,300           484,513
 * Mattson Technology, Inc.                                             12,900           120,615
 * Max & Erma's Restaurants, Inc.                                        1,349            17,975
 * Maxco, Inc.                                                           2,700             9,423
   Maxcor Financial Group, Inc.                                         32,600           296,660
*# Maxim Pharmaceuticals, Inc.                                         118,729           345,501
 * Maxtor Corp.                                                        172,890           660,440
 * Maxygen, Inc.                                                        86,003           867,770
   MB Financial, Inc.                                                   17,724           747,953
   MBT Financial Corp.                                                   4,775           113,884
 * McDATA Corp.                                                        104,086           588,086
   MCG Capital Corp.                                                    64,089         1,089,513
   McGrath Rentcorp.                                                    33,909         1,432,994
   McRae Industries, Inc. Class A                                       12,800           179,200
   MDC Holdings, Inc.                                                   61,033         4,620,198
 * Meade Instruments Corp.                                             141,572           448,783
 * Meadow Valley Corp.                                                   1,000             2,665
 * Meadowbrook Insurance Group, Inc.                                   191,400           970,398
 * Medarex, Inc.                                                       133,200         1,451,880
 * MedCath Corp.                                                        82,859         1,799,697
   Media General, Inc. Class A                                          56,600         3,520,520
 * Medical Staffing Network Holdings,
     Inc.                                                              183,900         1,583,379
 * MedQuist, Inc.                                                      140,400         1,702,350
 * MEDTOX Scientific, Inc.                                              21,900           169,725
 * Mentor Graphics Corp.                                                 1,200            15,060
   Mercury Air Group, Inc.                                              14,000            55,300
 * Meridian Resource Corp.                                              80,765           551,625
 * Merix Corp.                                                         145,229         1,580,092
 * Merrimac Industries, Inc.                                            12,700           116,840
 * Mesa Air Group, Inc.                                                139,949           982,442

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
   Mesa Laboratories, Inc.                                                 800   $         9,400
 * Meta Group, Inc.                                                      2,872            15,279
 * Metals USA, Inc.                                                    120,773         2,264,494
 * MetaSolv, Inc.                                                       69,300           169,092
   Methode Electronics, Inc.                                            13,900           183,480
 * Metris Companies, Inc.                                              254,700         2,949,426
 * Metro One Telecommunications, Inc.                                   11,948            20,073
 * Metrologic Instruments, Inc.                                          9,455           193,166
   MGP Ingredients, Inc.                                                19,394           181,140
 * Michael Anthony Jewelers, Inc.                                        9,600            19,728
 * Micro Component Technology, Inc.                                     19,800            12,870
 * Micro Linear Corp.                                                   28,700           132,307
 * MicroFinancial, Inc.                                                 26,500           103,615
 * Micromuse, Inc.                                                      53,700           282,355
 * Microsemi Corp.                                                      45,226           805,023
 * Microtek Medical Holdings, Inc.                                     146,743           598,711
 * Microtune, Inc.                                                     173,710         1,038,786
 * Midas, Inc.                                                          11,200           216,272
   Midland Co.                                                          11,800           375,240
*# Midway Games, Inc.                                                   33,500           363,140
 * Midwest Air Group, Inc.                                             149,200           447,600
 * Miller Industries, Inc.                                              49,800           548,298
 * MIM Corp.                                                           136,223           881,363
   Minerals Technologies, Inc.                                         116,700         7,743,045
 * MIPS Technologies, Inc.                                              44,113           385,989
 * Misonix, Inc.                                                        35,021           220,983
 * Mission Resources Corp.                                              83,000           515,430
 * Mitcham Industries, Inc.                                             30,000           225,000
 * MKS Instruments, Inc.                                                54,286           922,319
 * Mobile Mini, Inc.                                                    62,725         1,899,940
   Modine Manufacturing Co.                                             85,447         2,747,121
 * Modtech Holdings, Inc.                                               90,184           735,901
 * Moldflow Corp.                                                       45,500           637,000
 * Molecular Devices Corp.                                              21,682           455,972
   Monaco Coach Corp.                                                   30,085           598,691
 * Mondavi (Robert) Corp. Class A                                       29,773         1,676,220
 * Monro Muffler Brake, Inc.                                            17,750           435,762
 * Monterey Pasta Co.                                                  131,331           420,259
 * Moog, Inc. Class A                                                   30,175         1,267,954
 * Mothers Work, Inc.                                                   35,199           453,715
 * Motorcar Parts of America, Inc.                                       7,500            55,013
   Movado Group, Inc.                                                  121,400         2,233,760
   Movie Gallery, Inc.                                                 172,944         3,014,414
 * MPS Group, Inc.                                                     605,600         6,819,056
 * MRO Software, Inc.                                                  179,600         2,307,860
 * MRV Communications, Inc.                                             69,256           267,259
 * MSC.Software Corp.                                                  155,100         1,475,001
 * MTM Technologies, Inc.                                                4,000            16,800
   MTS Systems Corp.                                                    63,700         1,933,295
   Mueller Industries, Inc.                                            123,700         3,801,301
   Myers Industries, Inc.                                              162,857         1,845,170
 * Nabi Biopharmaceuticals                                             127,000         1,828,800
   NACCO Industries, Inc. Class A                                       23,200         2,540,168
 * Nanometrics, Inc.                                                    81,109         1,319,643
*# Napco Security Systems, Inc.                                          8,880            87,912
   Nash Finch Co.                                                       58,463         2,169,562
 * Nashua Corp.                                                         10,700           112,350
 * Nassda Corp.                                                         95,579           409,078
 * NATCO Group, Inc. Class A                                            45,400           384,992
 * Nathan's Famous, Inc.                                                15,000           125,250
   National Home Health Care Corp.                                       9,481           108,937
 * National Patent Development Corp.                                    56,200   $        96,664
   National Presto Industries, Inc.                                     10,900           494,206
 * National RV Holdings, Inc.                                           76,200           741,426
 * National Technical Systems, Inc.                                     16,200            86,022
 * National Western Life Insurance Co.
     Class A                                                               500            81,095
 * Natrol, Inc.                                                         11,400            38,532
   Nature's Sunshine Products, Inc.                                     50,008           837,134
 * Natus Medical, Inc.                                                  45,600           328,320
 * Navidec, Inc.                                                           105               452
 * Navigant International, Inc.                                        108,416         1,190,408
 * Navigators Group, Inc.                                               58,610         1,655,733
 * NCI Building Systems, Inc.                                           76,400         2,834,440
 * NCO Group, Inc.                                                      88,697         2,227,182
   NDCHealth Corp.                                                      57,400         1,083,712
*# NeighborCare, Inc.                                                   12,600           353,934
   Nelson (Thomas), Inc.                                                29,200           721,240
 * Neoforma, Inc.                                                      153,464         1,140,238
*# NeoMagic Corp.                                                       39,817            33,844
 * Neose Technologies, Inc.                                             16,500           115,335
 * Neoware Systems, Inc.                                                95,671           838,078
 * NES Rentals Holdings, Inc.                                               28               309
 * Net2Phone, Inc.                                                     296,885         1,018,316
   NetBank, Inc.                                                        39,562           406,302
 * NetIQ Corp.                                                         121,666         1,492,842
 * NetRatings, Inc.                                                    170,400         3,408,000
 * Netscout System, Inc.                                               165,308         1,251,382
 * Network Engines, Inc.                                                11,700            27,261
 * Network Equipment Technologies,
     Inc.                                                              172,800         1,643,328
 * Neurogen Corp.                                                       68,899           602,866
 * New Brunswick Scientific Co., Inc.                                    8,738            47,185
*# New Century Financial Corp.                                          91,300         5,775,638
 * New Horizons Worldwide, Inc.                                         15,700            54,636
   New Jersey Resources Corp.                                            3,000           130,500
 * Newfield Exploration Co.                                              1,989           125,009
 * NewMarket Corp.                                                      97,500         1,871,025
   NewMil Bancorp, Inc.                                                  4,000           120,440
 * Newpark Resources, Inc.                                             361,500         2,067,780
 * Newport Corp.                                                       215,400         2,658,036
   Niagara Corp.                                                        14,900           118,455
   NL Industries, Inc.                                                 124,700         2,816,973
 * NMT Medical, Inc.                                                     5,900            25,016
   NN, Inc.                                                              2,200            28,028
 * Nobel Learning Communities, Inc.                                      4,900            35,525
   Noble International, Ltd.                                             4,834            95,283
 * Norstan, Inc.                                                        17,400            66,642
 * North America Galvanizing & Coatings,
     Inc.                                                                   36                70
 * North American Scientific, Inc.                                      54,857           246,857
   North Central Bancshares, Inc.                                        3,500           135,888
   Northeast Pennsylvania Financial
     Corp.                                                               4,100            69,659
 * Northland Cranberries, Inc.                                             625               506
   Northrim BanCorp, Inc.                                               12,210           278,388
 * Northwest Pipe Co.                                                   24,900           475,590
 * NovaMed, Inc.                                                       119,974           569,877
 * Novoste Corp.                                                        68,008            91,811
 * NS Group, Inc.                                                       48,400         1,072,544
 * Nu Horizons Electronics Corp.                                       116,657           968,374
 * NumereX Corp. Class A                                                 9,400            44,932

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Nutraceutical International Corp.                                    18,100   $       290,143
   NWH, Inc.                                                            20,800           310,960
 * NYFIX, Inc.                                                         109,744           701,264
   NYMAGIC, Inc.                                                         8,000           196,240
 * O'Charleys, Inc.                                                    101,951         1,937,069
 * Obie Media Corp.                                                     35,100           240,435
*# OCA, Inc.                                                           314,200         1,797,224
 * Oceaneering International, Inc.                                       5,300           203,520
   OceanFirst Financial Corp.                                           28,050           711,348
 * Ocwen Financial Corp.                                               257,200         2,399,676
 * Odd Job Stores, Inc.                                                  9,000            20,250
 # Odyssey Re Holdings Corp.                                           183,850         4,439,978
 * Offshore Logistics, Inc.                                             89,400         3,388,260
 * Oglebay Norton Co.                                                      200                58
 * Ohio Casualty Corp.                                                 189,800         4,076,904
 * Oil States International, Inc.                                       70,100         1,427,937
   Oil-Dri Corp. of America                                             27,600           441,600
 * Old Dominion Freight Line, Inc.                                      19,125           599,569
   Olin Corp.                                                           25,028           567,885
*# Olympic Steel, Inc.                                                  68,156         1,840,212
 * OM Group, Inc.                                                       74,300         2,283,982
 * Omega Protein Corp.                                                 130,029         1,093,544
   Omnicare, Inc.                                                      148,000         4,796,680
 * Omnova Solutions, Inc.                                               24,200           138,182
 * Omtool, Ltd.                                                          1,028             8,491
 * On Assignment, Inc.                                                 151,598           791,342
 * One Price Clothing Stores, Inc.                                         486                 1
*# Oneida, Ltd.                                                         52,000           131,560
   Onyx Acceptance Corp.                                                 8,400           234,108
 * Opent Technologies, Inc.                                            134,830         1,164,931
 * Opinion Research Corp.                                               30,600           193,239
 * Oplink Communications, Inc.                                          37,073            76,000
 * OPTi, Inc.                                                           43,753            63,004
 * Optical Cable Corp.                                                  25,999           140,915
 * Optical Communication Products,
     Inc.                                                               29,318            63,913
   Option Care, Inc.                                                    55,238           951,198
 * Orbital Sciences Corp.                                               44,906           583,778
 * Oregon Steel Mills, Inc.                                            131,800         2,369,764
 * Orleans Homebuilders, Inc.                                            3,300            60,753
 * Orthologic Corp.                                                     81,405           466,451
 * Oscient Pharmaceutical Corp.                                        242,055           789,099
 * OSI Systems, Inc.                                                    66,800         1,450,896
 * Osteotech, Inc.                                                     115,000           625,600
   Outlook Group Corp.                                                   8,000            57,040
 * Overland Storage, Inc.                                               81,739         1,213,824
   Overseas Shipholding Group, Inc.                                    114,000         7,488,660
 * Owens-Illinois, Inc.                                                140,100         2,930,892
 # Oxford Industries, Inc.                                              23,300           950,640
 * OYO Geospace Corp.                                                   39,600           627,264
 * P.A.M. Transportation Services, Inc.                                 65,308         1,325,752
 * Pacific Mercantile Bancorp                                           29,100           412,638
 * Pacific Premier Bancorp, Inc.                                         1,789            25,493
 * PacifiCare Health Systems, Inc.                                     270,800        13,106,720
 * Pain Therapeutics, Inc.                                               8,967            67,522
 * Palm Harbor Homes, Inc.                                             108,931         1,700,413
*# PalmOne, Inc.                                                        64,600         2,263,584
 * PalmSource, Inc.                                                         88             1,394
 * Paradyne Networks Corp.                                             107,400           416,712
 * Parallel Petroleum Corp.                                             42,700           237,839
 * Parexel International Corp.                                          46,185           952,797
   Park Electrochemical Corp.                                           93,350   $     1,968,752
 * Parker Drilling Co.                                                 384,500         1,680,265
 * Park-Ohio Holdings Corp.                                             44,000           989,120
   Parkvale Financial Corp.                                              1,900            59,299
 * Parlex Corp.                                                         55,600           339,160
 * Parlux Fragrances, Inc.                                              13,400           240,262
   Partners Trust Financial Group, Inc.                                 21,761           243,506
 * Pathmark Stores, Inc.                                               201,705         1,111,395
   Patina Oil & Gas Corp.                                               43,737         1,452,068
   Patterson-UTI Energy, Inc.                                           12,800           256,000
 * Paxar Corp.                                                          71,700         1,659,855
 * Payless ShoeSource, Inc.                                            150,500         1,757,840
 * PC Connection, Inc.                                                 165,299         1,162,052
 * PC Mall, Inc.                                                        34,400           835,920
 * PC-Tel, Inc.                                                        171,704         1,385,651
 * PDI, Inc.                                                            42,752           994,839
   Peabody Energy Corp.                                                 18,400         1,527,200
 * PEC Solutions, Inc.                                                  27,474           389,856
 * Pediatric Services of America, Inc.                                  51,150           527,357
 * Pediatrix Medical Group, Inc.                                        22,600         1,407,980
 * Peerless Manufacturing Co.                                            2,400            35,880
 * Peerless Systems Corp.                                               14,200            20,306
*# Pegasus Communications Corp.                                         34,600           262,960
 * Pegasus Solutions, Inc.                                             129,987         1,519,548
 * Pegasystems, Inc.                                                   125,640           912,146
 * Pemstar, Inc.                                                       139,701           213,882
   Penford Corp.                                                         7,800           131,040
   Penn Engineering & Manufacturing
     Corp. Non-Voting                                                      600            11,490
 * Penn Treaty American Corp.                                           66,800           120,240
   Penn Virginia Corp.                                                  51,980         2,259,051
   Penn-America Group, Inc.                                             43,522           644,561
   Pennfed Financial Services, Inc.                                     30,400           522,272
   Pep Boys - Manny, Moe & Jack                                        207,700         3,271,275
 * Perceptron, Inc.                                                     54,015           371,083
*# Performance Food Group Co.                                           79,700         2,091,328
 * Performance Technologies, Inc.                                       43,000           306,590
 * Pericom Semiconductor Corp.                                         139,829         1,227,699
 * Perini Corp.                                                          4,700            70,265
   Perrigo Co.                                                          20,126           363,073
 * Perry Ellis International, Inc.                                      69,458         1,325,953
 * Pervasive Software, Inc.                                             29,297           116,895
 * Petrocorp, Inc. Escrow Shares                                         4,900               294
 * Petroleum Development Corp.                                          68,250         2,806,440
   PETsMART, Inc.                                                       15,605           534,783
   PFF Bancorp, Inc.                                                    41,140         1,859,528
 * Pharmacopia Drug Discovery, Inc.                                     58,148           336,095
 * Pharmacyclics, Inc.                                                  29,205           304,316
 * PharmChem, Inc.                                                         700                14
 * Philadelphia Consolidated Holding
     Corp.                                                               8,899           607,357
   Phillips-Van Heusen Corp.                                           131,200         3,581,760
 * Phoenix Technologies, Ltd.                                          143,315         1,162,285
 * Photronics, Inc.                                                    116,313         2,191,337
 * Pico Holdings, Inc.                                                  62,260         1,283,179
   Pier 1 Imports, Inc.                                                 41,500           756,960
 # Pilgrim's Pride Corp.                                               160,500         5,376,750
 * Pinnacle Entertainment, Inc.                                        111,700         2,030,706
 * Pinnacle Systems, Inc.                                              251,874         1,314,782
   Pioneer Natural Resources Co.                                        46,700         1,643,840
 * Piper Jaffray Companies, Inc.                                        43,900         2,019,839

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Pixelworks, Inc.                                                     16,879   $       189,889
 * Plains Exploration & Production Co.                                 177,812         4,984,070
 * Planar Systems, Inc.                                                107,885         1,150,054
 * PLATO Learning, Inc.                                                124,041           867,047
 * Plexus Corp.                                                        149,530         2,056,038
 * PLX Technology, Inc.                                                 83,530           752,605
 * PMA Capital Corp. Class A                                           164,136         1,633,153
   Pocahontas Bancorp, Inc.                                              9,400           147,110
 * Polycom, Inc.                                                         9,200           210,128
   PolyMedica Corp.                                                     86,500         3,075,075
 * PolyOne Corp.                                                        25,480           235,180
 * Pomeroy IT Solutions, Inc.                                           94,011         1,284,190
   Pope & Talbot, Inc.                                                  68,000         1,142,400
   Potlatch Corp.                                                       95,500         4,843,760
 * Powell Industries, Inc.                                              45,735           739,535
 * Power-One, Inc.                                                          67               616
 * Powerwave Technologies, Inc.                                        170,526         1,379,214
 * PRAECIS Pharmaceuticals, Inc.                                       265,700           560,627
   Precision Castparts Corp.                                            99,582         6,456,897
   Preformed Line Products Co.                                           4,400           124,300
   Presidential Life Corp.                                             180,300         3,012,813
 * Presstek, Inc.                                                       98,004         1,046,683
 * PRG-Schultz International, Inc.                                     203,000         1,096,200
 * Price Communications Corp.                                          103,180         1,868,590
*# Pricesmart, Inc.                                                     46,542           370,009
 * Pride International, Inc.                                           188,436         3,685,808
 * Printronix, Inc.                                                     14,100           237,444
 * ProAssurance Corp.                                                   92,180         3,599,629
 * Procom Technology, Inc.                                               3,500             4,620
   Programmers Paradise, Inc.                                              100             1,135
 * Protection One, Inc.                                                  6,700             1,742
   Providence & Worcester Railroad Co.                                  10,700           131,610
   Provident Financial Services, Inc.                                   17,203           334,254
 * Province Healthcare Co.                                              56,200         1,261,128
 * PSS World Medical, Inc.                                             196,227         2,455,585
 * PTEK Holdings, Inc.                                                 113,245         1,192,470
   Pulaski Financial Corp.                                               9,744           192,444
   Pulitzer, Inc.                                                       37,500         2,385,375
 * Pure World, Inc.                                                      5,600             9,520
   Pyramid Breweries, Inc.                                              12,400            26,660
   Quaker Fabric Corp.                                                  69,000           396,750
 * Quality Dining, Inc.                                                 13,800            43,332
   Quanex Corp.                                                         58,500         3,451,500
 * Quanta Services, Inc.                                               247,300         1,906,683
 * Quantum Corp.                                                       182,000           520,520
*# Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                   135,289           840,145
 * QuickLogic Corp.                                                    178,236           434,896
 * Quidel Corp.                                                         21,901           141,261
 * Quipp, Inc.                                                             900            12,096
 * Quovadx, Inc.                                                       136,510           260,734
 * R&B, Inc.                                                             7,100           177,500
 * Radiant Systems, Inc.                                                34,744           216,803
 * Radio One, Inc.                                                      49,545           687,685
 * Radiologix, Inc.                                                    149,600           561,000
 * RadiSys Corp.                                                        99,098         1,396,291
 * RailAmerica, Inc.                                                   230,200         2,946,560
 * Raindance Communictions, Inc.                                        69,506           160,559
   Ralcorp Holdings, Inc.                                                4,900           201,880
 # Range Resources Corp.                                               128,100         2,656,794
   Raven Industries, Inc.                                               41,900           899,593
   Raytech Corp.                                                        45,640   $        84,434
 * RC2 Corp.                                                            34,600         1,082,634
 * RCM Technologies, Inc.                                               84,800           432,480
*# RCN Corp.                                                            19,900             1,473
 * Reading International, Inc. Class A                                   4,720            39,695
 * Reading International, Inc. Class B                                   1,180             9,735
*# Redhook Ale Brewery, Inc.                                            32,600           114,100
   Regal-Beloit Corp.                                                  100,332         2,830,366
 * Regent Communications, Inc.                                         286,344         1,635,024
 * Register.com, Inc.                                                  117,700           685,014
 * RehabCare Group, Inc.                                                47,500         1,250,200
 * Reliability, Inc.                                                     6,500             5,135
   Reliance Steel & Aluminum Co.                                       139,426         5,564,492
 * Reliant Energy, Inc.                                                 13,200           156,816
 * Remec, Inc.                                                         230,370         1,389,131
 * RemedyTemp, Inc.                                                     52,700           580,754
 * Rent-Way, Inc.                                                      210,700         1,786,736
 * Reptron Electronics, Inc.                                               294             2,161
 * Republic First Bancorp, Inc.                                          1,320            20,196
 * Res-Care, Inc.                                                       99,600         1,494,000
   Resource America, Inc.                                              104,439         3,073,640
 * Restoration Hardware, Inc.                                           72,924           371,183
 * Retail Ventures, Inc.                                               227,900         1,670,507
 * Rex Stores Corp.                                                     68,375         1,203,400
 * RF Monolithics, Inc.                                                 41,900           394,698
   Richardson Electronics, Ltd.                                         76,300           850,745
   Riggs National Corp.                                                163,256         3,284,711
 * Riverstone Networks, Inc.                                           247,600           266,170
*# Riviera Tool Co.                                                        841             2,060
   RLI Corp.                                                            87,500         3,644,375
 * Roadhouse Grill, Inc.                                                11,350             1,703
   Roanoke Electric Steel Corp.                                         10,600           190,694
   Robbins & Myers, Inc.                                                95,200         2,298,128
*# Robotic Vision Systems, Inc.                                             20                 9
 * Rochester Medical Corp.                                               3,900            35,100
*# Rockford Corp.                                                       58,300           127,677
   Rock-Tenn Co. Class A                                               202,400         3,266,736
 * Rocky Shoes & Boots, Inc.                                             3,500            72,800
 * Rofin-Sinar Technologies, Inc.                                       16,300           635,700
   RPC, Inc.                                                            14,700           400,575
   RPM International, Inc.                                             234,300         4,332,207
 * RSA Security, Inc.                                                   29,500           623,925
 * RTI International Metals, Inc.                                      132,173         2,848,328
 * RTW, Inc.                                                            43,900           400,807
 * Rubio's Restaurants, Inc.                                            65,800           873,824
   Ruddick Corp.                                                       132,700         2,894,187
 * Rudolph Technologies, Inc.                                           22,000           352,000
 * Rush Enterprises, Inc. Class A                                        8,600           130,548
 * Rush Enterprises, Inc. Class B                                        7,100           114,452
   Russ Berrie & Co., Inc.                                              91,900         2,089,806
   Russell Corp.                                                       154,600         2,835,364
 * Ryan's Restaurant Group, Inc.                                       180,450         2,755,472
   Ryder System, Inc.                                                  193,700        10,390,068
   Ryerson Tull, Inc.                                                  163,600         2,647,048
 # Ryland Group, Inc.                                                   46,813         4,744,498
 * S&K Famous Brands, Inc.                                               3,700            59,274
 * S1 Corp.                                                             67,700           634,349
 * Safeguard Scientifics, Inc.                                         329,100           661,491
 * SafeNet, Inc.                                                        68,400         2,439,144
*# Safety Components International,
     Inc.                                                                  129             1,806

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
   Saks, Inc.                                                          235,100   $     3,270,241
*# Salton, Inc.                                                         95,100           581,061
 * San Filippo (John B.) & Son, Inc.                                    11,000           244,200
   Sanderson Farms, Inc.                                                 7,150           266,338
 * Sangamo BioSciences, Inc.                                           161,671           755,004
   Saucony, Inc. Class A                                                 2,100            51,870
   Saucony, Inc. Class B                                                24,900           613,536
   Sauer-Danfoss, Inc.                                                  36,100           716,946
 * Savient Pharmaceuticals, Inc.                                        79,700           175,340
 * SBA Communications Corp.                                             50,863           488,285
 * SBS Technologies, Inc.                                              112,562         1,470,060
 * ScanSoft, Inc.                                                      419,828         1,532,372
 * Scheid Vineyards, Inc.                                               13,600            77,656
 * Schein (Henry), Inc.                                                  3,700           241,166
 * Schlotzsky's, Inc.                                                    1,100                41
   Schnitzer Steel Industries, Inc.
     Class A                                                            34,800         1,313,004
 * Scholastic Corp.                                                     51,822         1,707,017
 * Schuff International, Inc.                                              100               276
   Schulman (A.), Inc.                                                 139,634         2,995,149
   Schweitzer-Maudoit International,
     Inc.                                                               44,600         1,541,376
 * SCM Microsystems, Inc.                                               65,370           222,912
   SCPIE Holdings, Inc.                                                  4,900            48,951
 * SCS Transportation, Inc.                                             91,176         1,928,372
   Seaboard Corp.                                                        2,800         2,100,000
 * Seabulk International, Inc.                                         180,000         2,145,600
 * Seachange International, Inc.                                         3,500            59,780
 * SEACOR Holdings, Inc.                                                61,050         3,388,275
 * Seattle Genetics, Inc.                                               13,700            93,571
 * Segue Software, Inc.                                                  6,600            32,142
 * Selectica, Inc.                                                     279,000         1,074,150
   Selective Insurance Group, Inc.                                      78,029         3,494,919
 * Semitool, Inc.                                                      144,400         1,293,824
*# SEMX Corp.                                                           20,400             2,550
 # Sensient Technologies Corp.                                         136,700         3,150,935
 * Sequa Corp. Class A                                                   5,900           352,230
 * Sequenom, Inc.                                                      110,550            98,390
 * SeraCare Life Sciences, Inc.                                          2,480            28,274
 * Serologicals Corp.                                                   93,584         2,184,251
 * Service Corp. International                                         482,000         3,402,920
 * Sharper Image Corp.                                                  86,620         1,659,639
*# Shaw Group, Inc.                                                    127,600         1,879,548
 * Shiloh Industries, Inc.                                              81,084         1,052,470
 * Shoe Carnival, Inc.                                                  96,851         1,262,937
 * Shoe Pavilion, Inc.                                                   6,600            17,952
 * ShopKo Stores, Inc.                                                 263,000         4,702,440
 * SIFCO Industries, Inc.                                                  600             2,520
 * Silicon Storage Technology, Inc.                                      9,700            67,512
   Simmons First National Corp. Class A                                 41,575         1,205,675
 * SimpleTech, Inc.                                                    174,039           864,974
   Sinclair Broadcast Group, Inc.
     Class A                                                                 2                14
 * Sipex Corp.                                                         139,500           767,250
 * Sitel Corp.                                                         264,200           586,524
 * Six Flags, Inc.                                                     601,200         2,921,832
 * Skechers U.S.A., Inc. Class A                                        63,800           740,718
   Sky Financial Group, Inc.                                             6,442           186,560
   Skyline Corp.                                                        18,000           744,300
   Skywest, Inc.                                                       155,800         2,964,874
 * Skyworks Solutions, Inc.                                             57,990           575,841
 * Smart & Final Food, Inc.                                             53,200   $       770,336
 * SmartDisk Corp.                                                         200                58
 * Smith & Wollensky Restaurant Group,
     Inc.                                                               55,300           256,592
   Smith (A.O.) Corp.                                                   57,600         1,730,880
 * Sola International, Inc.                                             94,700         2,045,520
 * Somera Communications, Inc.                                          41,225            45,760
   Sonic Automotive, Inc.                                               98,900         2,455,687
 * Sonic Innovations, Inc.                                             125,966           512,682
 * SonicWALL, Inc.                                                     287,398         1,767,498
   Sound Federal Bancorp, Inc.                                          54,557           829,321
 * Source Interlink Companies, Inc.                                     79,200         1,033,560
 * SOURCECORP, Inc.                                                     75,355         1,253,154
   South Jersey Industries, Inc.                                        46,700         2,400,847
 * Southern Energy Homes, Inc.                                          15,300            70,686
 * Southern Union Co.                                                   77,201         1,892,980
 * Southwall Technologies, Inc.                                         20,400            22,848
 * Southwestern Energy Co.                                              74,800         4,106,520
 * Spanish Broadcasting System, Inc.                                   197,268         2,108,795
   Spartan Motors, Inc.                                                 18,800           223,363
 * Spartan Stores, Inc.                                                109,637           570,112
   Spartech Corp.                                                       59,200         1,654,640
 * Specialty Laboratories, Inc.                                         73,400           805,932
 * Spectrum Control, Inc.                                               64,600           481,916
 * Spherion Corp.                                                      359,000         2,828,920
 * Spinnaker Exploration Co.                                            74,400         2,698,488
 * Sport-Haley, Inc.                                                     7,000            32,235
 * SportsLine.com, Inc.                                                     30                52
 * SRI/Surgical Express, Inc.                                            8,900            46,458
   SS&C Technologies, Inc.                                              69,700         1,560,583
   St. Mary Land & Exploration Co.                                      12,200           524,478
 * Staar Surgical Co.                                                   52,457           311,070
 * Stage Stores, Inc.                                                   32,400         1,328,076
 * Stamps.com, Inc.                                                     43,624           674,863
   Standard Commercial Corp.                                            59,600         1,121,672
 * Standard Management Corp.                                            19,400            69,840
 * Standard Microsystems Corp.                                          86,960         2,137,477
   Standard Motor Products, Inc.                                       112,100         1,747,639
   Standard Pacific Corp.                                              108,900         6,099,489
   Standard Register Co.                                               122,500         1,612,100
   Standex International Corp.                                           5,900           164,315
   Stanley Furniture, Inc.                                               2,700           124,200
   State Auto Financial Corp.                                           73,134         1,959,991
   State Financial Services Corp.
     Class A                                                            13,447           396,687
   Steel Dynamics, Inc.                                                183,400         7,433,202
   Steel Technologies, Inc.                                             78,667         2,303,370
 * Stein Mart, Inc.                                                     89,842         1,494,072
 * Steinway Musical Instruments, Inc.                                   62,600         1,769,702
 * Stellent, Inc.                                                      217,361         1,706,284
   Stepan Co.                                                           10,600           269,982
   Sterling Bancorp                                                      5,081           163,456
 * Sterling Construction Co., Inc.                                      26,700           128,160
 * Sterling Financial Corp.                                             73,210         2,924,740
   Stewart & Stevenson Services, Inc.                                  150,300         3,006,000
 * Stewart Enterprises, Inc.                                           308,240         2,287,141
   Stewart Information Services Corp.                                   56,000         2,444,400
 * Stifel Financial Corp.                                               21,313           512,578
 * Stillwater Mining Co.                                                39,900           473,214
 * Stone Energy Corp.                                                   56,152         2,694,173
 * Stonepath Group, Inc.                                                65,100            50,127

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Stoneridge, Inc.                                                    187,900   $     2,857,959
 * Strategic Diagnostics, Inc.                                          32,150            81,340
 * Strategic Distribution, Inc.                                          3,490            39,612
 * Stratex Networks, Inc.                                                1,500             3,090
 * Stratos International, Inc.                                          89,758           364,417
 * Stratus Properties, Inc.                                             13,550           201,082
   Stride Rite Corp.                                                   244,611         2,693,167
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                      29,300                 0
   Summa Industries, Inc.                                               15,200           138,016
 * SumTotal Systems, Inc.                                               12,050            66,155
 * Sun Bancorp, Inc.                                                    49,429         1,228,311
*# Sunrise Senior Living, Inc.                                          71,100         3,053,745
   Sunrise Telecom, Inc.                                                13,300            35,245
 * Suntron Corp.                                                         3,925            12,953
 * Superior Consultant Holdings Corp.                                   48,500           318,160
 * Superior Energy Services, Inc.                                       65,600           963,008
 # Superior Industries International, Inc.                              67,000         1,892,750
   Superior Uniform Group, Inc.                                          2,800            38,976
   Supreme Industries, Inc.                                             15,720            96,206
   SureWest Communications                                              57,946         1,649,723
   Susquehanna Bancshares, Inc.                                         75,929         1,974,154
 * Swift Energy Corp.                                                  138,400         4,199,056
 * Swift Transportation Co., Inc.                                       75,660         1,474,613
   SWS Group, Inc.                                                      67,900         1,433,369
 * Sycamore Networks, Inc.                                             406,452         1,524,195
 * Sykes Enterprises, Inc.                                             234,151         1,580,519
 * Symmetricom, Inc.                                                   266,601         2,879,291
 * Syms Corp.                                                          120,000         1,486,800
 * Synalloy Corp.                                                        7,400            72,150
 * Synovis Life Technologies, Inc.                                      76,663           908,457
   Sypris Solutions, Inc.                                              107,685         1,752,035
 * Systemax, Inc.                                                      114,100           787,290
*# Tag-It Pacific, Inc.                                                 11,900            53,550
 * TALK America Holdings, Inc.                                         183,399         1,159,082
   TALX Corp.                                                            9,900           291,060
   Tandy Brand Accessories, Inc.                                         1,000            14,289
 * Tarrant Apparel Group                                                73,211           136,172
   Tasty Baking Co.                                                     64,600           540,702
   TB Wood's Corp.                                                      36,700           198,914
 * TBC Corp.                                                            68,500         1,826,895
 * Team, Inc.                                                            3,200            54,336
 * TeamStaff, Inc.                                                      70,500           140,295
   Technical Olympic USA, Inc.                                          26,850           656,483
 * Technitrol, Inc.                                                     89,364         1,541,529
 * TechTeam Global, Inc.                                                84,200           791,480
   Tecumseh Products Co. Class A                                        40,075         1,835,034
   Tecumseh Products Co. Class B                                         6,900           302,220
   Tektronix, Inc.                                                       6,016           188,722
 * Teleglobe International Holdings,
     Ltd.                                                               37,520           128,694
 * TeleTech Holdings, Inc.                                             120,136         1,173,729
 * Telular Corp.                                                        45,000           286,650
 * Tenneco Automotive, Inc.                                             50,200           778,100
 * Terayon Communication Systems,
     Inc.                                                              102,838           204,648
 * Terex Corp.                                                         221,800        10,167,312
*# Terra Industries, Inc.                                              437,400         3,586,680
 * Tesoro Petroleum Corp.                                              121,973         4,039,746
 * Tessco Technologies, Inc.                                             2,500            33,250
 * TETRA Technologies, Inc.                                             48,200         1,465,280
   Texas Industries, Inc.                                               99,300   $     5,958,000
   Texas United Bancshares, Inc.                                           961            18,019
   TF Financial Corp.                                                    1,100            35,624
 * The Banc Corp.                                                       95,517           750,764
   The Brink's Co.                                                      27,294         1,053,821
 * The Dress Barn, Inc.                                                 80,200         1,377,034
 * The Geo Group, Inc.                                                  27,000           622,350
 * The Lamson & Sessions Co.                                            83,500           755,675
   The Marcus Corp.                                                    116,100         2,652,885
 * The Mens Warehouse, Inc.                                              9,400           297,510
 * The Mosaic Co.                                                      131,500         2,285,470
 # The Phoenix Companies, Inc.                                         409,500         4,995,900
 * The Rowe Companies                                                   13,000            65,650
 * The Sports Authority, Inc.                                          106,593         3,038,966
 * The Sports Club Co., Inc.                                             1,700             2,873
   The Topps Co., Inc.                                                  68,379           681,739
 * Theragenics Corp.                                                   247,500         1,039,500
 * TheStreet.com, Inc.                                                  78,377           340,940
 * Third Wave Technologies, Inc.                                       108,564           875,026
 * Thomas & Betts Corp.                                                104,100         3,293,724
   Thomas Industries, Inc.                                              77,100         3,020,778
 * Thoratec Corp.                                                      219,768         2,197,680
 * THQ, Inc.                                                            38,000           815,480
 * Three-Five Systems, Inc.                                            157,100           304,774
 * TIBCO Software, Inc.                                                193,920         2,230,080
 * Tier Technologies, Inc. Class B                                     132,275         1,167,988
   TierOne Corp.                                                        91,878         2,279,493
 * TII Network Technologies, Inc.                                        5,200             7,592
   Timberland Bancorp, Inc.                                              8,400           205,800
 * Timco Aviation Services, Inc.                                         2,358               849
 * Time Warner Telecom, Inc.                                           183,408           695,116
   Timken Co.                                                          176,100         4,578,600
 * Titan Pharmaceuticals, Inc.                                         128,500           321,250
 * Titanium Metals Corp.                                                32,050           736,830
   Todd Shipyards Corp.                                                 25,250           432,533
*# Toll Brothers, Inc.                                                  65,959         3,388,973
 * Tollgrade Communications, Inc.                                      100,183         1,070,956
*# Torch Offshore, Inc.                                                 41,800            82,722
 * Total Entertainment Restaurant
     Corp.                                                               4,700            47,188
*# Tower Automotive, Inc.                                              322,349           580,228
   Traffix, Inc.                                                       105,000           687,750
 * Trailer Bridge, Inc.                                                 12,300            79,950
 * Trammell Crow Co.                                                   265,200         4,534,920
 * Trans World Entertainment Corp.                                     256,800         2,896,704
 * Transact Technologies, Inc.                                             864            19,310
 * Transcat, Inc.                                                        7,000            21,000
 * Transgenomic, Inc.                                                   68,900            84,058
 * Transkaryotic Therapies, Inc.                                        75,334         1,718,369
 * TransMontaigne, Inc.                                                195,800         1,063,194
 * Transport Corp. of America                                            2,000            14,720
 * Transpro, Inc.                                                       54,600           332,241
 * TRC Companies, Inc.                                                  69,800         1,245,232
   Tredegar Industries, Inc.                                           197,800         3,685,014
 * Triad Guaranty, Inc.                                                 32,124         1,927,440
 * Triad Hospitals, Inc.                                                16,700           612,723
   Triarc Companies, Inc. Class A                                       59,400           769,230
 * Trident Microsystems, Inc.                                            3,250            50,700
   Trinity Industries, Inc.                                            166,700         5,892,845
 * Tripos, Inc.                                                          4,500            23,355
 * Triquint Semiconductor, Inc.                                        147,744           639,732

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Triumph Group, Inc.                                                  68,800   $     2,790,528
 * TriZetto Group, Inc.                                                100,900           714,372
*# Trump Hotels & Casino Resorts, Inc.                                  27,600            22,908
 * TTM Technologies, Inc.                                              148,500         1,541,430
 * Tumbleweed Communications Corp.                                      12,000            42,000
 * Tweeter Home Entertainment Group,
     Inc.                                                              172,498         1,105,712
   Twin Disc, Inc.                                                       3,500            87,885
 * Tyler Technologies, Inc.                                             74,200           581,728
 * U.S. Concrete, Inc.                                                 172,094         1,251,123
 * U.S. Energy Corp. Wyoming                                             4,600            13,754
 * U.S. Xpress Enterprises, Inc.
     Class A                                                            15,716           408,616
   UICI                                                                243,900         8,146,260
 * Ulticom, Inc.                                                       120,007         2,154,126
*# Ultimate Electronics, Inc.                                           82,390           252,113
 * Ultratech, Inc.                                                      63,201         1,088,953
   UMB Financial Corp.                                                  72,911         4,083,745
   Umpqua Holdings Corp.                                                68,987         1,763,998
 * Unico American Corp.                                                  9,400            70,218
 * Unifi, Inc.                                                         411,400         1,530,408
   Unifirst Corp.                                                       63,800         1,763,432
   Union Bankshares Corp.                                                  341            12,791
 * Unit Corp.                                                           82,100         3,252,802
   United Auto Group, Inc.                                             178,800         5,099,376
   United Community Financial Corp.                                    143,958         1,654,077
 * United Financial Mortgage Corp.                                      19,450            88,498
   United Fire & Casualty Co.                                            4,400           293,040
   United Industrial Corp.                                              38,087         1,485,393
 * United Natural Foods, Inc.                                           12,600           354,438
 * United Rentals, Inc.                                                258,000         4,610,460
 * United Retail Group, Inc.                                            30,366           126,019
   United States Steel Corp.                                           123,202         6,450,857
 * United Stationers, Inc.                                              13,700           655,956
   Unity Bancorp, Inc.                                                  11,686           140,816
 * Universal American Financial Corp.                                  258,924         3,456,635
 * Universal Compression Holdings,
     Inc.                                                               62,200         2,320,060
   Universal Corp.                                                      61,100         2,974,348
 * Universal Electronics, Inc.                                           6,756           123,297
   Universal Forest Products, Inc.                                     106,237         4,585,189
 * Universal Stainless & Alloy Products,
     Inc.                                                               23,800           350,336
   Unizan Financial Corp.                                               32,322           833,261
 * Unova, Inc.                                                         237,900         5,271,864
 * Urologix, Inc.                                                            9                64
 * URS Corp.                                                            86,800         2,607,472
*# US Airways Group, Inc. Class A                                        2,050             2,276
 * USA Mobility, Inc.                                                   30,096         1,094,291
 * USA Truck, Inc.                                                      14,200           175,938
   USEC, Inc.                                                          229,300         2,414,529
   USF Corp.                                                           104,900         3,878,153
 * Vail Resorts, Inc.                                                  120,600         2,743,650
   Valeant Pharmaceuticals
     International                                                       1,871            45,297
   Valhi, Inc.                                                          57,700           894,927
   Valmont Industries, Inc.                                             31,200           778,752
 * ValueClick, Inc.                                                    183,200         2,363,280
 * ValueVision Media, Inc. Class A                                      95,568         1,083,741
 * Vastera, Inc.                                                       212,000           392,200
 * Veeco Instruments, Inc.                                              64,400         1,248,716
 * Verilink Corp.                                                           89   $           312
 * Veritas DGC, Inc.                                                    95,300         2,230,020
 * Verity, Inc.                                                        144,286         1,978,161
 * Verso Technologies, Inc.                                             13,886            11,248
 * VerticalBuyer Inc.                                                    1,212                36
   Vesta Insurance Group, Inc.                                         224,700           844,872
 * Vestin Group, Inc.                                                    2,200             6,754
   Viad Corp.                                                           64,600         1,549,754
 * Viasat, Inc.                                                         56,500         1,179,155
 * Vical, Inc.                                                          90,846           390,638
 * Vicon Industries, Inc.                                               11,200            63,392
   Vicor Corp.                                                         103,413         1,124,099
   Vintage Petroleum, Inc.                                             404,200         9,801,850
   Visteon Corp.                                                       363,500         3,075,210
 * Visual Networks, Inc.                                                 3,400            10,948
   Vital Signs, Inc.                                                     9,669           361,717
 * Vitesse Semiconductor, Inc.                                         111,214           362,558
 * Vitria Technology, Inc.                                             120,519           416,996
 * VL Dissolution Corp.                                                  4,834               725
 * Volt Information Sciences, Inc.                                     122,200         3,727,100
   Vulcan International Corp.                                              400            18,000
 * Vyyo, Inc.                                                           58,778           426,141
 * W-H Energy Services, Inc.                                            68,900         1,575,054
   Walter Industries, Inc.                                             238,411         6,003,189
*# Warnaco Group, Inc.                                                  25,581           508,294
   Washington Savings Bank FSB                                           2,000            27,000
 * Waste Connections, Inc.                                              47,600         1,621,256
   Waste Industries USA, Inc.                                           87,000           997,890
 * WatchGuard Technologies, Inc.                                       235,257           964,554
 * Water Pik Technologies, Inc.                                         44,500           765,400
   Watsco, Inc. Class A                                                122,300         4,044,461
   Watts Water Technologies, Inc.                                       78,000         2,389,140
   Wausau-Mosinee Paper Corp.                                          274,200         4,921,890
   Waypoint Financial Corp.                                             66,537         1,847,732
 * WCI Communities, Inc.                                                96,600         2,474,892
 * webMethods, Inc.                                                     37,587           230,784
   Webster Financial Corp.                                               8,234           412,112
 * Weider Nutrition International, Inc.                                 13,100            55,544
   Weis Markets, Inc.                                                   44,500         1,708,800
   Wellman, Inc.                                                       278,300         2,863,707
   Werner Enterprises, Inc.                                            162,407         3,654,158
   Wesbanco, Inc.                                                       64,747         2,046,653
 * WESCO International, Inc.                                            18,500           520,220
 * West Marine, Inc.                                                    74,500         1,720,950
   West Pharmaceutical Services, Inc.                                    6,200           144,956
 * Westaff, Inc.                                                        68,800           209,840
   Westbank Corp.                                                        3,087            56,863
 * Westcoast Hospitality Corp.                                          23,500           119,145
   Westcorp, Inc.                                                       51,740         2,187,567
 * Western Water Co.                                                       100                 5
   Westwood Holdings Group, Inc.                                         9,775           186,507
*# Wet Seal, Inc. Class A                                              100,025           166,042
 * WFS Financial, Inc.                                                  25,200         1,172,556
 * White Electronics Designs Corp.                                     159,224         1,066,801
 * Whitehall Jewelers, Inc.                                             97,200           804,816
 * Whiting Petroleum Corp.                                               4,918           167,409
 * Wild Oats Markets, Inc.                                             140,964         1,009,302
*# William Lyon Homes, Inc.                                             37,200         2,617,020
 * Willis Lease Finance Corp.                                           24,000           213,600
   Willow Grove Bancorp, Inc.                                           28,442           512,809
 * Wilshire Enterprises, Inc.                                           11,000            66,330

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Wilson Greatbatch Technologies,
    Inc.                                                               133,600   $     2,678,680
 * Wilsons The Leather Experts, Inc.                                    46,900           234,500
 * Wind River Systems, Inc.                                            139,299         1,685,518
 # Winn-Dixie Stores, Inc.                                             445,200         1,780,800
   Wintrust Financial Corp.                                              1,200            71,808
 * Wireless Facilities, Inc.                                           105,631           874,625
   Wireless Telecom Group, Inc.                                         24,500            72,520
 * Wolverine Tube, Inc.                                                125,700         1,334,934
   Wolverine World Wide, Inc.                                            8,500           254,575
   Woodhead Industries, Inc.                                            32,308           487,205
   Woodward Governor Co.                                                17,789         1,295,929
 * World Acceptance Corp.                                               50,700         1,307,553
   World Fuel Services Corp.                                            26,100         1,075,320
*# WorldQuest Networks, Inc.                                             4,800            14,352
 * Worldwide Restaurant Concepts,
     Inc.                                                              189,900           620,973
   Worthington Industries, Inc.                                        275,500         5,926,005
 * Xanser Corp.                                                        141,700           399,594
 * Xeta Corp.                                                           41,300           122,661
   Yardville National Bancorp                                           56,800         1,892,008
 # York International Corp.                                             84,600         3,119,202
 * Zapata Corp.                                                          1,170            73,733
   Zenith National Insurance Corp.                                      14,400           661,968
 * Zhone Technologies, Inc.                                            164,733           401,949
 * Zoll Medical Corp.                                                   19,362           656,953
*# Zoltek Companies, Inc.                                              114,100         1,049,720
 * Zomax, Inc.                                                         271,319           933,337
 * Zones, Inc.                                                           5,350            32,796
 * Zoran Corp.                                                         135,069         1,600,568
 * Zygo Corp.                                                          105,033         1,220,483
                                                                                 ---------------

 TOTAL COMMON STOCKS
   (Cost $1,293,224,353)                                                           2,055,722,460
                                                                                 ---------------

 RIGHTS/WARRANTS -- (0.0%)
*# Angeion Corp. Warrants 10/31/20                                           6                 0
 * Chart Industries, Inc. Warrants
     09/15/10                                                               25               387
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                  11,137            61,254
 * Del Global Technologies Corp.
     Warrants 03/28/08                                                     131               144
*# Foster Wheelers, Ltd. Warrants
     09/24/07                                                            3,100                 0
 * Lodgian, Inc. Class A Warrants
     11/25/07                                                              118                 4
* Lodgian, Inc. Class B Warrants
    11/25/09                                                               363   $            14
* Magnum Hunter Resources, Inc.
    Warrants 03/21/05                                                    4,020             2,452
* Timco Aviation Services, Inc. Warrants
    02/27/07                                                             5,332                 1
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $293,639)                                                                         64,256
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
BONDS -- (0.0%)
* Del Global Technologies Corp.
    Subordinated Promissory Note
    6.000%, 03/28/07                                           $             0                 0
* Timco Aviation Services, Inc.
    Jr. Subordinated Note
    8.000%, 01/02/07                                                         2                 0
                                                                                 ---------------

TOTAL BONDS
  (Cost $0)                                                                                    0
                                                                                 ---------------

TEMPORARY CASH
  INVESTMENTS -- (6.3%)
  Repurchase Agreement, Merrill Lynch
    Triparty Repo 1.94%, 12/01/04
    (Collateralized by $113,994,000
    U.S. Treasury Bills, maturities ranging
    from 03/10/05 to 05/12/05, valued at
    $113,164,980) to be repurchased at
    $110,950,992
    (Cost $110,945,013)^                                               110,945       110,945,013
  Repurchase Agreement, PNC Capital
    Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $26,124,000
    FHLMC Notes 4.20%, 10/20/09,
    valued at $26,236,072) to be
    repurchased at $25,964,356
    (Cost $25,963,000)                                                  25,963        25,963,000
                                                                                 ---------------

TOTAL TEMPORARY CASH
  INVESTMENTS
  (Cost $136,908,013)                                                                136,908,013
                                                                                 ---------------

TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,430,426,005)                                                          $ 2,192,694,729
                                                                                 ===============

----------
 + See Note B to Financial Statements.
 * Non-Income Producing Securities.
 # Total or Partial Securities on Loan.
 ^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
COMMON STOCKS -- (92.4%)
 * 1-800 CONTACTS, Inc.                                                 14,167   $       290,282
 * 1-800-FLOWERS.COM, Inc.                                              30,000           249,000
   1st Source Corp.                                                     15,779           414,199
   1st State Bancorp, Inc.                                               1,400            41,258
   21st Century Insurance Group                                         34,700           450,406
 * 3-D Systems Corp.                                                    13,900           223,929
 * 4Kids Entertainment, Inc.                                            16,000           326,880
 * 7-Eleven, Inc.                                                       54,600         1,288,560
*# 99 Cents Only Stores                                                 49,566           739,525
 * @Road, Inc.                                                          71,700           432,351
 * A. B. Watley Group, Inc.                                                200                48
 * A.C. Moore Arts & Crafts, Inc.                                       19,300           555,647
*# aaiPharma, Inc.                                                      20,000            61,800
 * AAON, Inc.                                                            6,600           104,940
 * AAR Corp.                                                            43,700           597,379
   Aaron Rents, Inc.                                                       400             9,704
   Aaron Rents, Inc. Class A                                             4,275            93,836
 * Abaxis, Inc.                                                         10,600           132,924
   ABC Bancorp                                                             840            17,388
 * Abgenix, Inc.                                                        59,500           603,925
 * Abiomed, Inc.                                                        27,200           412,896
 * Able Laboratories, Inc.                                              14,500           315,375
   ABM Industries, Inc.                                                 22,800           500,460
 * ABX Air, Inc.                                                        24,000           188,640
 * Acacia Research-Acacia
     Technologies                                                       16,590            75,484
 * Acacia Research-CombiMatrix                                          10,360            34,810
 * Accelrys, Inc.                                                       32,400           202,824
 * Access Pharmaceuticals, Inc.                                         14,200            49,700
 * Acclaim Entertainment, Inc.                                             500                 5
*# Accredited Home Lenders Holding
     Co.                                                                11,800           506,810
 * Accredo Health, Inc.                                                 32,444           878,259
 * ACE Cash Express, Inc.                                               15,818           421,945
   Aceto Corp.                                                          11,801           200,617
 * Aclara BioSciences, Inc.                                             40,728           170,243
 * Acme Communications, Inc.                                            23,400           137,592
   Acme United Corp.                                                     1,100            13,365
 * ACT Manufacturing, Inc.                                                 350                 2
 * ACT Teleconferencing, Inc.                                           18,778            21,219
 * Actel Corp.                                                          29,764           510,750
   Action Performance Companies, Inc.                                   12,500           134,875
 * ActivCard Corp.                                                      47,289           376,420
 * Active Power, Inc.                                                   58,630           266,766
 * Activision, Inc.                                                     91,350         1,436,022
 * Actuant Corp.                                                         9,520           447,630
 * Actuate Corp.                                                        64,600           153,102
   Acxiom Corp.                                                         49,400         1,249,326
 * Adaptec, Inc.                                                        86,286           673,031
 * ADDvantage Technologies Group,
     Inc.                                                                3,500            18,375
 * ADE Corp.                                                             1,000            18,460
 * Adept Technology, Inc.                                                3,300             5,445
 * Administaff, Inc.                                                    30,800           458,920
 * Adolor Corp.                                                         35,700           493,731
   Adtran, Inc.                                                         32,800           735,048
*# Advance Auto Parts, Inc.                                                154             6,354
 * Advanced Digital Information Corp.                                   48,600   $       446,148
 * Advanced Energy Industries, Inc.                                     44,700           382,185
 * Advanced Fibre Communications,
     Inc.                                                                4,600            75,210
*# Advanced Magnetics, Inc.                                              5,700            80,085
   Advanced Marketing Services, Inc.                                    14,680           157,810
 * Advanced Medical Optics, Inc.                                         7,800           324,324
 * Advanced Neuromodulation
     Systems, Inc.                                                      11,350           409,735
 * Advanced Power Technology, Inc.                                      13,800           103,638
   Advanta Corp. Class A                                                 6,800           152,184
   Advanta Corp. Class B Non-Voting                                     11,500           274,620
 * Advent Software, Inc.                                                35,378           707,914
   Advo, Inc.                                                           10,250           359,877
 * Aehr Test Systems                                                     2,900             6,322
 * AEP Industries, Inc.                                                 10,400           113,776
 * Aeroflex, Inc.                                                       68,103           834,262
 * Aeropostale, Inc.                                                    14,850           423,225
 * Aerosonic Corp.                                                         500             2,935
 * Aether Systems, Inc.                                                 58,610           218,029
 * AFC Enterprises, Inc.                                                 8,000           192,640
 * Affiliated Managers Group, Inc.                                      16,500         1,045,770
 * Aftermarket Technology Corp.                                         25,792           449,297
*# AGCO Corp.                                                           51,569         1,123,689
 * Agile Software Corp.                                                 55,900           467,324
   Agilysys, Inc.                                                       25,800           426,474
 * Air Methods Corp.                                                    13,600            98,872
   Airgas, Inc.                                                         59,500         1,581,510
 * AirGate PCS, Inc.                                                       800            25,976
 * AirNet Systems, Inc.                                                 14,100            46,530
 * Airspan Networks, Inc.                                               41,200           226,188
 * Airtran Holdings, Inc.                                               48,300           570,906
 * AK Steel Holding Corp.                                              121,600         1,569,856
 * Akamai Technologies, Inc.                                            18,200           235,690
*# Akorn, Inc.                                                          10,700            44,512
*# Aksys, Ltd.                                                          34,300           226,723
   Alabama National Bancorporation                                       7,300           461,579
   Alamo Group, Inc.                                                     6,000           125,400
 * Alaska Air Group, Inc.                                               30,600           955,638
 * Alaska Communications Systems
     Group, Inc.                                                         4,450            38,225
   Albany International Corp. Class A                                   26,264           878,531
 * Albany Molecular Research, Inc.                                      35,900           384,848
   Albemarle Corp.                                                      14,500           577,680
 * Alderwoods Group, Inc.                                                4,600            48,668
   Alexander & Baldwin, Inc.                                            11,500           486,565
 * Alexion Pharmaceuticals, Inc.                                        23,795           492,081
   Alfa Corp.                                                           52,548           796,102
 * Alico, Inc.                                                             700            39,032
 * Align Technology, Inc.                                               43,400           458,738
 * Alkermes, Inc.                                                       23,600           325,444
 * Allegheny Energy, Inc.                                               91,300         1,747,482
   Allegheny Technologies, Inc.                                         24,379           536,338
   Allen Organ Co. Class B                                                 700            45,769
   ALLETE, Inc.                                                         19,600           713,440
 * Alliance Gaming Corp.                                                21,900           264,771
 * Alliance Imaging, Inc.                                               53,000           498,200
 * Alliance Semiconductor Corp.                                         48,000           168,000

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
*# Alliant Techsystems, Inc.                                             8,100   $       533,547
 * Allied Defense Group, Inc.                                            6,400           131,072
 * Allied Healthcare International, Inc.                                16,800            90,384
 * Allied Healthcare Products, Inc.                                      1,000             6,190
 * Allied Holdings, Inc.                                                   300               769
 * Allmerica Financial Corp.                                            35,800         1,165,290
 * Allos Therapeutics, Inc.                                             41,600            87,360
 * Alloy, Inc.                                                          40,513           182,308
 * Allscripts Healthcare Solutions, Inc.                                49,388           486,472
   Alpharma, Inc. Class A                                               35,400           587,994
   Alpine Group, Inc.                                                    1,080             2,322
 * Alteon, Inc.                                                         11,900             9,877
 * Altiris, Inc.                                                        10,700           299,600
   Ambassadors Group, Inc.                                               4,500           156,510
   Ambassadors International, Inc.                                      11,000           151,140
 * AMC Entertainment, Inc.                                              33,600           649,488
 * Amcast Industrial Corp.                                                 500               275
   AMCOL International Corp.                                            18,600           375,720
   Amcore Financial, Inc.                                               17,900           582,287
 * Amedisys, Inc.                                                       10,000           329,200
 * Amerco, Inc.                                                         24,978         1,027,845
 * America Services Group, Inc.                                          7,500           187,875
*# America West Holdings Corp.
     Class B                                                            51,700           300,377
   American Axle & Manufacturing
     Holdings, Inc.                                                      9,500           277,020
 * American Dental Partners, Inc.                                        4,900            89,719
   American Eagle Outfitters, Inc.                                      45,400         1,896,358
   American Ecology Corp.                                                2,700            32,616
   American Greetings Corp. Class A                                     41,900         1,115,378
*# American Healthways, Inc.                                            14,700           490,245
 * American Independence Corp.                                           5,333            78,822
 # American Italian Pasta Co.                                           11,300           217,638
 * American Locker Group, Inc.                                           1,000            12,850
 * American Medical Security Group,
     Inc.                                                               14,800           478,484
 * American Medical Systems
     Holdings, Inc.                                                     28,300         1,079,928
   American Pacific Corp.                                                2,900            24,215
 * American Physicians Capital, Inc.                                    10,800           359,748
   American Physicians Services Group,
     Inc.                                                                  500             5,075
 * American Retirement Corp.                                            22,300           177,285
 * American Science & Engineering,
     Inc.                                                                8,700           321,552
   American Shared Hospital Services                                     1,300             6,851
   American Software, Inc. Class A                                      17,693           105,273
   American States Water Co.                                            11,666           303,433
 * American Superconductor Corp.                                        29,459           407,889
 * American Technical Ceramics Corp.                                     4,600            46,046
 * American Tower Corp.                                                 64,900         1,176,637
 # American Vanguard Corp.                                               1,318            50,413
 * American West Bancorporation                                          3,926            82,446
   American Woodmark Corp.                                              13,800           555,174
   Americana Bancorp                                                       400             6,260
 * America's Car-Mart, Inc.                                              8,500           311,950
 * AmeriCredit Corp.                                                   110,300         2,309,682
*# AMERIGROUP Corp.                                                     13,200           910,800
 * AmeriServe Financial, Inc.                                           18,310            95,212
   Ameristar Casinos, Inc.                                               9,500           382,375
   Ameron International Corp.                                            4,200           159,516
   AmerUs Group Co.                                                     10,000   $       435,700
   Ametek, Inc.                                                         25,200           823,536
*# Amkor Technology, Inc.                                              115,100           633,050
 * AMN Healthcare Services, Inc.                                        30,900           494,400
   Ampco-Pittsburgh Corp.                                                  900            12,123
*# AMR Corp.                                                            30,200           272,706
   Amrep Corp.                                                           1,900            33,801
 * Amsurg Corp.                                                         17,000           437,070
 * Amtech Systems, Inc.                                                  1,200             5,100
 * AMX Corp.                                                             4,800            84,720
 * Amylin Pharmaceuticals, Inc.                                         22,700           462,626
 * Anadigics, Inc.                                                      43,250           145,752
 * Analex Corp.                                                         16,900            68,445
   Analogic Corp.                                                        8,100           367,092
 * Analysts International Corp.                                         29,400            98,490
 * Anaren, Inc.                                                         26,100           350,627
   Anchor Bancorp Wisconsin, Inc.                                       13,150           384,111
   Andersons, Inc.                                                         900            20,592
 * Andrew Corp.                                                         95,318         1,353,516
 * Andrx Group                                                           8,900           158,420
 * Angeion Corp.                                                            25                64
   Angelica Corp.                                                        2,700            68,445
 * Angelo & Maxie's, Inc.                                                  316               235
 * AngioDynamics, Inc.                                                   1,455            23,280
 # Anixter International, Inc.                                          35,300         1,331,869
 * AnnTaylor Stores Corp.                                               41,175           903,379
 * Ansoft Corp.                                                         11,834           213,249
 * AnswerThink, Inc.                                                    58,497           263,821
 * Ansys, Inc.                                                          18,000           552,420
 * Anteon International Corp.                                           10,400           385,008
 * Anthony & Sylvan Pools Corp.                                            573             3,066
*# Antigenics, Inc.                                                     53,135           500,532
 * AP Pharma, Inc.                                                      15,750            19,530
 * APAC Customer Services, Inc.                                         57,400            97,580
 * Aphton Corp.                                                         41,345           136,438
   Apogee Enterprises, Inc.                                             23,571           343,665
*# Apogee Technology, Inc.                                               7,600            29,032
   Applebees International, Inc.                                        42,675         1,096,747
 * Applera Corp. - Celera Genomics
     Group                                                                 902            12,700
 * Applica, Inc.                                                        35,000           176,750
 * Applied Extrusion Technologies, Inc.                                 12,001             2,040
 * Applied Films Corp.                                                  17,005           376,831
 * Applied Imaging Corp.                                                 1,200               552
   Applied Industrial Technologies, Inc.                                11,900           495,635
 * Applied Innovation, Inc.                                              8,500            30,430
 * Applied Micro Circuits Corp.                                         96,500           355,120
   Applied Signal Technologies, Inc.                                    10,800           409,968
 * Applix, Inc.                                                          3,800            16,834
 * Apria Healthcare Group, Inc.                                         26,700           818,889
 * Apropos Technology, Inc.                                             22,900            68,471
   Aptargroup, Inc.                                                     17,100           898,605
 * aQuantive, Inc.                                                      51,100           444,059
 * Aquila, Inc.                                                        169,700           593,950
 * Aradigm Corp.                                                        16,500            25,080
 * Arch Capital Group, Ltd.                                              2,100            81,795
   Arch Chemicals, Inc.                                                  9,840           287,328
   Arch Coal, Inc.                                                      22,800           870,960
   Arctic Cat, Inc.                                                      9,300           248,403
 * Arena Pharmaceuticals, Inc.                                          34,600           193,763
 * ARGON ST, Inc.                                                        7,500           193,950

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Argonaut Group, Inc.                                                 28,899   $       574,512
 * Argosy Gaming Corp.                                                  20,500           954,480
 * Ariad Pharmaceuticals, Inc.                                          49,100           283,307
 * Ariba, Inc.                                                          50,525           833,662
   Ark Restaurants Corp.                                                   700            21,035
   Arkansas Best Corp.                                                  17,200           741,664
 * Arlington Hospitality, Inc.                                           1,000             2,900
 * Armor Holdings, Inc.                                                 32,700         1,411,659
*# Arotech Corp.                                                        42,400            74,624
 * Arqule, Inc.                                                         39,639           219,600
 * Array BioPharma, Inc.                                                31,200           260,832
 # Arrhythmia Research Technology,
     Inc.                                                                1,300            32,890
 * Arris Group, Inc.                                                   101,900           579,811
   Arrow Financial Corp.                                                 2,129            68,362
   Arrow International, Inc.                                            20,400           616,896
 * Art Technology Group, Inc.                                            4,099             4,550
   Artesian Resources Corp. Class A                                      1,400            40,670
 * Artesyn Technologies, Inc.                                           53,000           504,560
 * Arthrocare Corp.                                                     17,639           533,933
 * Artisan Components, Inc.                                             18,900           652,050
   ArvinMeritor, Inc.                                                   11,500           252,425
   ASB Financial Corp.                                                     200             4,450
 * Asbury Automotive Group, Inc.                                        45,900           637,092
 * Ascential Software Corp.                                             37,575           513,650
 * Ashworth, Inc.                                                       18,400           166,520
 * Ask Jeeves, Inc.                                                     15,800           408,272
 * Aspect Communications Corp.                                          31,200           338,520
 * Aspect Medical Systems, Inc.                                         23,000           561,200
 * Aspen Technology, Inc.                                               49,400           285,038
   Associated Banc-Corp                                                  5,568           185,025
   ASTA Funding, Inc.                                                    4,800           105,408
 * Astea International, Inc.                                               100               717
 * Astec Industries, Inc.                                               23,500           391,040
   Astro-Med, Inc.                                                       2,640            23,842
 * Astronics Corp.                                                       2,700            13,365
 * Astronics Corp. Class B                                                 337             1,677
*# AstroPower, Inc.                                                      7,600                72
 * ASV, Inc.                                                            11,324           474,815
 * Asyst Technologies, Inc.                                             52,900           220,064
*# ATA Holdings Corp.                                                   10,300            11,330
 * Atari, Inc.                                                         105,225           238,861
*# AtheroGenics, Inc.                                                   20,700           490,797
 * Atlantic American Corp.                                               5,300            15,900
 * Atlantic Premium Brands, Ltd.                                         2,500             3,000
 * Atlantis Plastics, Inc.                                               3,400            56,270
 * ATMI, Inc.                                                           19,200           441,984
   Atmos Energy Corp.                                                   14,500           391,355
 * ATP Oil & Gas Corp.                                                  28,200           401,850
   Atrion Corp.                                                            600            27,132
 * ATS Medical, Inc.                                                     6,900            27,393
 * Atwood Oceanics, Inc.                                                17,689           927,434
 * Audiovox Corp. Class A                                               24,166           361,282
 * August Technology Corp.                                              23,800           201,110
 * Ault, Inc.                                                              100               316
 * Authentidate Holding Corp.                                           44,200           306,748
 * autobytel.com, Inc.                                                  46,000           334,880
 * Avalon Holding Corp. Class A                                            500             1,550
*# Avanex Corp.                                                        134,671           417,480
 * AVANIR Pharmaceuticals Class A                                       55,900           190,619
 * Avant Immunotherapeutics, Inc.                                       71,060           131,461
 * Avatar Holdings, Inc.                                                 2,300   $       108,721
   Avatech Solutions, Inc.                                                 135                47
 * AVI BioPharma, Inc.                                                  50,140           109,305
 * Aviall, Inc.                                                         32,100           729,954
 * Avici Systems, Inc.                                                  16,430           117,474
 * Avid Technology, Inc.                                                17,800         1,015,846
 * Avigen, Inc.                                                         29,300           101,085
   Avista Corp.                                                         13,400           238,520
 * Avnet, Inc.                                                             766            14,094
 * Avocent Corp.                                                        29,090         1,103,384
*# AVTEAM, Inc. Class A                                                  2,400                 4
 * Aware, Inc.                                                          30,200           148,282
 * Axcelis Technologies, Inc.                                           64,600           471,580
 * Axesstel, Inc.                                                        6,300            23,940
 * AXM Pharma, Inc.                                                      1,000             2,300
 * AXS-One, Inc.                                                        26,800            76,112
 * Axsys Technologies, Inc.                                              1,200            21,696
 * AXT, Inc.                                                            24,648            41,902
 * Aztar Corp.                                                          22,300           754,186
 * AZZ, Inc.                                                             3,600            54,900
 * Badger Paper Mills, Inc.                                                300             1,272
   Bairnco Corp.                                                         2,000            23,400
 * Baker (Michael) Corp.                                                 3,900            73,320
   Balchem Corp.                                                         1,800            55,458
   Baldor Electric Co.                                                  12,200           336,476
   Baldwin & Lyons, Inc. Class A                                           250             6,287
   Baldwin & Lyons, Inc. Class B                                         1,375            35,750
 * Ballantyne of Omaha, Inc.                                             2,800            12,012
 * Bally Total Fitness Holding Corp.                                    38,200           127,206
 * Bancinsurance Corp.                                                   2,600            19,292
   BancorpSouth, Inc.                                                   22,250           553,135
   Bandag, Inc.                                                          4,500           224,415
   Bank of Granite Corp.                                                 8,525           184,992
   BankAtlantic Bancorp, Inc. Class A                                      150             2,850
 * Bankrate, Inc.                                                        1,300            20,748
 * BankUnited Financial Corp. Class A                                   21,459           659,650
   Banner Corp.                                                          7,710           254,584
   Banta Corp.                                                          15,600           694,200
   Barnes Group, Inc.                                                    8,100           212,058
   Barnwell Industries, Inc.                                               200            10,590
 * Barry (R.G.) Corp.                                                   11,800            41,300
   Bassett Furniture Industries, Inc.                                    6,300           124,173
   Bay View Capital Corp.                                                5,637            96,956
 * BayCorp Holdings, Ltd.                                                  239             3,023
 * BE Aerospace, Inc.                                                   35,900           380,432
 * BearingPoint, Inc.                                                   40,000           348,000
 * Beasley Broadcast Group, Inc.                                         6,200           108,810
 # Beazer Homes USA, Inc.                                               10,055         1,246,820
   Bebe Stores, Inc.                                                    30,750         1,115,610
   BEI Technologies, Inc.                                                8,700           255,345
   Bel Fuse, Inc. Class A                                                  700            20,510
   Belden CDT, Inc.                                                     36,950           856,870
 * Bell Industries, Inc.                                                 4,400            12,804
 * Bell Microproducts, Inc.                                             37,734           322,626
 * Benchmark Electronics, Inc.                                          29,300         1,026,965
 * Benihana, Inc.                                                        1,500            21,375
 * Benihana, Inc. Class A                                                  225             3,172
 * Bentley Pharmaceuticals, Inc.                                        27,600           243,432
   Berkley (W.R.) Corp.                                                 15,075           683,651
   Berry Petroleum Corp. Class A                                        23,200         1,074,160
 * Beverly Enterprises, Inc.                                           114,100           989,247

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * BFC Financial Corp.                                                   1,300   $        14,664
 * Big Dog Holdings, Inc.                                                2,600            16,328
*# Big Lots, Inc.                                                       89,100         1,033,560
 * BindView Development Corp.                                           48,860           173,453
 * Bioanalytical Systems, Inc.                                           2,100            11,025
 * BioCryst Pharmaceuticals, Inc.                                       26,600           175,560
 * Bioenvision, Inc.                                                    24,291           250,197
 * Bio-Imaging Technologies, Inc.                                       13,600            59,160
 # BioLase Technology, Inc.                                             16,900           152,776
 * Bio-Logic Systems Corp.                                               2,000            16,320
 * BioMarin Pharmaceutical, Inc.                                        49,300           262,769
 * Bio-Rad Laboratories, Inc. Class A                                   11,400           646,380
 * Bio-Rad Laboratories, Inc. Class B                                      400            22,800
 * Bio-Reference Laboratories, Inc.                                     12,400           203,608
 * BioSante Pharmaceuticals, Inc.                                       15,800           159,106
*# Biosite, Inc.                                                        13,700           762,953
 * Biosource International, Inc.                                         6,300            41,454
 * Biospecifics Technologies Corp.                                         700             1,155
 * BioSphere Medical, Inc.                                              15,280            47,368
 * Bioveris Corp.                                                        8,700            53,766
 * Bitstream, Inc.                                                       3,900            11,310
   BIW, Ltd.                                                             2,300            45,195
 * BJ's Restaurants, Inc.                                               17,700           264,792
   Black Box Corp.                                                      10,700           456,676
   Black Hills Corp.                                                     9,500           291,745
   Blair Corp.                                                           5,000           175,000
 # Blockbuster, Inc. Class A                                            44,000           373,120
 * Blonder Tongue Laboratories, Inc.                                     1,300             6,175
 * Blount International, Inc.                                           28,500           496,755
 * Blue Coat Systems, Inc.                                              11,400           190,266
 * Blue Martini Software, Inc.                                          16,494            45,837
 * Bluegreen Corp.                                                      31,800           505,620
   Blyth, Inc.                                                          19,700           577,407
 * BNCCORP, Inc.                                                         1,000            15,125
 * BNS Co. Class A                                                       1,280             8,512
   Bob Evans Farms, Inc.                                                21,200           535,300
 * Boca Resorts, Inc.                                                   29,400           703,836
 * Bogen Communications International,
     Inc.                                                                5,100            25,117
 * BOK Financial Corp.                                                   1,621            79,105
 * Bolt Technology Corp.                                                 2,300            12,052
 * Bombay Co., Inc.                                                     54,900           379,908
 * Bone Care International, Inc.                                        16,292           379,929
   Bon-Ton Stores, Inc.                                                 10,200           142,800
*# Bookham, Inc.                                                         9,039            48,449
   Books-A-Million, Inc.                                                19,000           175,180
   BorgWarner, Inc.                                                     12,600           630,756
 * Borland Software Corp.                                               59,841           699,541
   Boston Acoustics, Inc.                                                  600             8,250
 * Boston Beer Co., Inc. Class A                                         9,300           202,554
 * Boston Communications Group, Inc.                                    24,300           216,270
   Boston Private Financial Holdings,
     Inc.                                                               13,700           371,133
   BostonFed Bancorp, Inc.                                                 700            30,723
 * Bottomline Technologies, Inc.                                        21,200           248,040
   Bowne & Co., Inc.                                                    22,800           351,120
   Boyd Gaming Corp.                                                    31,100         1,143,236
 * Boyds Collection, Ltd.                                               53,083           186,321
 * Bradley Pharmaceuticals, Inc.                                        16,600           293,820
   Brady Co. Class A                                                     8,400           513,240
   Bridgford Foods Corp.                                                 1,000             8,465
 # Briggs & Stratton Corp.                                              18,000   $       705,960
 * Brigham Exploration Co.                                              44,040           411,774
 * Bright Horizons Family Solutions,
     Inc.                                                                2,000           125,500
 * Brightpoint, Inc.                                                    23,725           453,385
 * Brillian Corp.                                                        6,200            19,096
*# BroadVision, Inc.                                                    27,200            62,560
 * Broadwing Corp.                                                         400             2,656
*# Brocade Communications
     Systems, Inc.                                                     160,900         1,115,037
   Brookline Bancorp, Inc.                                              29,961           485,368
 * Brooks Automation, Inc.                                              31,400           481,990
 * Brookstone, Inc.                                                     22,500           411,750
 * Brooktrout, Inc.                                                     18,800           230,488
   Brown & Brown, Inc.                                                  18,600           754,230
   Brown Shoe Company, Inc.                                             11,300           322,276
 * Bruker BioSciences Corp.                                            100,525           463,420
 * Brush Engineered Materials, Inc.                                     22,100           430,950
 * BTU International, Inc.                                               7,351            21,906
 * Buca, Inc.                                                           25,100           150,600
 * Buckeye Technologies, Inc.                                           43,800           542,682
   Buckle, Inc.                                                         22,200           683,760
   Building Materials Holding Corp.                                     11,600           422,820
   Burlington Coat Factory Warehouse
     Corp.                                                              26,825           625,291
 * Bush Industries, Inc. Class A                                           300                25
 * Butler International, Inc.                                            3,500            16,030
   C&D Technologies, Inc.                                               27,200           471,376
 * C-COR, Inc.                                                          50,192           449,218
*# C-Phone Corp.                                                         2,200                29
 * Cabot Microelectronics Corp.                                         15,100           557,945
   Cabot Oil & Gas Corp.                                                19,100           924,058
 * Cache, Inc.                                                          19,600           323,596
 * CACI International, Inc. Class A                                     16,700         1,037,571
   Cadmus Communications Corp.                                           2,700            37,479
 * Cal Dive International, Inc.                                         26,400         1,136,784
 * CalAmp Corp.                                                         30,800           294,756
   Calavo Growers, Inc.                                                  4,400            51,524
   Calgon Carbon Corp.                                                  27,600           258,060
 * California Coastal Communities, Inc.                                  4,200            93,618
   California First National Bancorp                                     3,400            45,047
 * California Micro Devices Corp.                                       24,785           215,629
 * California Pizza Kitchen, Inc.                                       20,000           501,000
   California Water Service Group                                       12,953           452,966
 * Caliper Life Sciences, Inc.                                          59,841           418,289
   Callaway Golf Co.                                                    29,400           345,744
 * Callidus Software                                                    11,800            53,572
 * Callon Petroleum Co.                                                 24,900           348,849
 # Cal-Maine Foods, Inc.                                                16,400           216,939
*# Calpine Corp.                                                       152,400           591,312
 * Calton, Inc.                                                          2,100               756
 * CAM Commerce Solutions, Inc.                                          1,400            22,567
   Cambrex Corp.                                                        18,100           448,880
   Camco Financial Corp.                                                 1,400            21,322
 * CancerVax Corp.                                                      24,800           234,856
 * Candela Corp.                                                        26,700           261,126
 * Candie's, Inc.                                                       29,291           136,496
 * Candlewood Hotel Co., Inc.                                            2,300               132
 * Cantel Medical Corp.                                                 11,998           359,460
 * Canyon Resources Corp.                                               30,600            37,026
   Capital Corp. of the West                                             1,703            87,687

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Capital Crossing Bank                                                 5,800   $       154,918
 * Capital Pacific Holdings, Inc.                                        6,700            26,632
 # Capital Properties, Inc.                                                500             8,450
   Capital Properties, Inc. Class B                                         50                 0
 * Capital Senior Living Corp.                                          34,500           179,055
   Capitol Bancorp, Ltd.                                                 1,700            58,990
 * Capstone Turbine Corp.                                               66,900           125,103
 * Captaris, Inc.                                                       42,700           209,657
 * Caraco Pharmaceutical
     Laboratories, Ltd.                                                 21,800           159,140
 * Caraustar Industries, Inc.                                           33,000           530,970
   CARBO Ceramics, Inc.                                                  7,600           590,520
 * Cardiac Sciences, Inc.                                               88,900           188,468
 * Cardinal Financial Corp.                                             12,422           124,468
 * CardioDynamics International Corp.                                   40,585           185,473
*# Cardiotech International, Inc.                                       22,500            63,225
*# Career Education Corp.                                               30,570         1,189,173
   Carlisle Companies, Inc.                                              8,700           520,347
 * CarMax, Inc.                                                         12,800           356,480
   Carmike Cinemas, Inc.                                                 9,700           363,168
   Carpenter Technology Corp.                                            9,700           566,965
 * Carreker Corp.                                                        7,100            59,924
 * Carriage Services, Inc.                                              23,400           117,702
 * Carrier Access Corp.                                                 44,500           401,835
 * Carrington Laboratories, Inc.                                           200               922
 * Carrizo Oil & Gas, Inc.                                               8,500            82,195
   Cascade Corp.                                                         9,900           317,691
   Cascade Natural Gas Corp.                                             7,400           158,212
 * Casella Waste Systems, Inc.
     Class A                                                            26,600           401,926
   Casey's General Stores, Inc.                                         26,700           517,179
   Cash America International, Inc.                                     21,200           543,780
 * Castle (A.M.) & Co.                                                   7,800            99,216
   Castle Energy Corp.                                                   3,600            45,360
 * Casual Male Retail Group, Inc.                                       47,500           205,200
   Catalina Marketing Corp.                                             23,400           657,540
 * Catalyst Semiconductor, Inc.                                         25,150           149,894
 * Catalytica Energy Systems, Inc.                                       8,800            18,480
 * Catapult Communications Corp.                                        16,500           447,810
   Cathay General Bancorp                                               15,804           611,931
   Cato Corp. Class A                                                   11,300           301,484
 * Cavalier Homes, Inc.                                                 23,000           127,190
 * Cavco Industries, Inc.                                                3,700           149,110
   CBRL Group, Inc.                                                     22,100           901,017
   CCA Industries, Inc.                                                  3,060            33,660
 * CCC Information Services Group,
     Inc.                                                               13,600           284,240
   CDI Corp.                                                            11,000           212,520
 * CEC Entertainment, Inc.                                              23,700           964,353
 * Celadon Group, Inc.                                                  14,300           306,020
   Celeritek, Inc.                                                      16,700            60,287
 * Celestica, Inc.                                                       6,250            94,875
 * Cell Genesys, Inc.                                                   49,307           361,913
*# Cell Therapeutics, Inc.                                              33,200           248,336
 * Cellegy Pharmaceuticals, Inc.                                        21,495           106,400
 * CellStar Corp.                                                       25,213            92,027
 * Centene Corp.                                                        10,550           564,425
 * Centennial Communications Corp.                                       4,700            31,067
   Center Financial Corp.                                                3,600            74,124
 * Centillium Communications, Inc.                                      51,400           129,528
 * Centra Software, Inc.                                                24,200            52,509
   Central Bancorp, Inc.                                                   300   $         9,292
 * Central Coast Bancorp                                                   605            14,066
 * Central European Distribution Corp.                                  13,650           358,858
 * Central Garden & Pet Co.                                             16,200           626,940
   Central Pacific Financial Corp.                                      11,200           374,416
   Central Parking Corp.                                                22,426           340,427
   Central Vermont Public Service Corp.                                  7,000           158,060
 * Century Aluminum Co.                                                 24,100           617,442
 * Century Business Services, Inc.                                      93,240           400,932
 * Cenuco, Inc.                                                          8,500            61,880
 * Cenveo, Inc.                                                         58,300           185,977
 * Cepheid, Inc.                                                        32,150           296,101
 * Ceradyne, Inc.                                                       14,250           703,950
 * Ceres Group, Inc.                                                    48,416           242,080
*# Cerner Corp.                                                         18,700           985,864
 * Cerus Corp.                                                          29,700            77,517
 * CEVA, Inc.                                                            1,166             9,351
   CFS Bancorp, Inc.                                                     8,800           121,264
   CH Energy Group, Inc.                                                 4,600           213,762
 * Chad Therapeutics, Inc.                                                 200               906
 * Champion Enterprises, Inc.                                           38,200           438,536
 * Championship Auto Racing
     Teams, Inc.                                                         3,600               508
 * Champps Entertainment, Inc.                                          17,149           136,163
 * Channell Commercial Corp.                                               200             1,500
 * Charles and Colvard, Ltd.                                            18,400           175,518
 * Charles River Associates, Inc.                                        4,400           189,816
 * Charles River Laboratories
     International, Inc.                                                 7,584           354,552
 * Charlotte Russe Holding, Inc.                                        25,500           297,075
 * Charming Shoppes, Inc.                                               80,700           754,545
*# Chart Industries, Inc.                                                    5               235
*# Charter Communications, Inc.                                         70,500           152,280
   Charter Financial Corp.                                               1,500            61,365
   Chase Corp.                                                             600             9,390
 * Chattem, Inc.                                                        23,000           833,060
 * Chaus (Bernard), Inc.                                                   300               270
 * Checkers Drive-In Restaurants, Inc.                                  16,900           209,222
 * CheckFree Corp.                                                      24,000           889,200
 * Checkpoint Systems, Inc.                                             29,800           550,108
 * Cheesecake Factory, Inc.                                             11,250           550,012
   Chemed Corp.                                                          7,700           477,708
   Chemical Financial Corp.                                             10,091           422,813
 * Cheniere Energy, Inc.                                                11,600           659,576
   Cherokee, Inc.                                                        3,100            91,140
   Chesapeake Corp.                                                     11,325           305,662
   Chesapeake Energy Corp.                                             146,900         2,644,200
   Chesapeake Utilities Corp.                                            1,800            46,620
*# Chicos FAS, Inc.                                                     43,450         1,677,170
 * chinadotcom Corp. Class A                                             1,811             7,987
 * Chiquita Brands International, Inc.                                  32,100           634,938
   Chittenden Corp.                                                     19,545           576,187
   Choice Hotels International, Inc.                                    26,000         1,331,200
 * Cholestech Corp.                                                     19,800           158,400
 * Chordiant Software, Inc.                                             91,650           187,882
   Christopher & Banks Corp.                                            22,634           446,569
 * Chromcraft Revington, Inc.                                            4,000            50,040
 * Chronimed, Inc.                                                      16,900           111,371
   Church & Dwight Co., Inc.                                            18,300           571,326
   Churchill Downs, Inc.                                                 6,500           301,925
 * Ciber, Inc.                                                          71,451           666,638

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * CIENA Corp.                                                          71,700   $       182,835
 * Cimarex Energy Co.                                                    8,406           337,753
 * Cincinnati Bell, Inc.                                               150,000           540,000
 * Ciphergen Biosystems, Inc.                                           35,900           115,598
 * Ciprico, Inc.                                                         1,700             7,055
   CIRCOR International, Inc.                                           10,445           217,778
 * Cirrus Logic, Inc.                                                   99,593           590,586
   Citizens Banking Corp.                                               18,925           664,267
   Citizens South Banking Corp.                                          2,500            32,750
 * Citizens, Inc.                                                       53,384           344,330
 * Citrix Systems, Inc.                                                  3,000            70,830
   City Holding Co.                                                      9,900           365,508
   City National Corp.                                                     153            10,465
 * CKE Restaurants, Inc.                                                50,700           634,257
   Claire's Stores, Inc.                                                35,600           724,460
   Clarcor, Inc.                                                        14,500           761,540
 * Clark, Inc.                                                          20,848           347,119
 * Clarus Corp.                                                         22,400           194,320
 * Clayton Williams Energy, Inc.                                         6,700           153,363
 * Clean Harbors, Inc.                                                  13,000           162,890
 * ClearOne Communications, Inc.                                           900             3,802
   Cleco Corp.                                                          13,300           263,340
 # Cleveland-Cliffs, Inc.                                               10,700         1,036,830
 * Closure Medical Corp.                                                11,900           211,701
 * CMS Energy Corp.                                                    115,106         1,174,081
 * CNA Surety Corp.                                                     44,369           579,459
 # CNB Financial Corp.                                                   2,500            36,900
*# CNET Networks, Inc.                                                  65,500           610,460
   CNS, Inc.                                                            15,100           182,257
   Coachmen Industries, Inc.                                            10,300           165,521
 * Coast Dental Services, Inc.                                             233               815
 * Coastcast Corp.                                                       2,000             4,580
   CoBiz, Inc.                                                           2,475            54,450
 * Cobra Electronics Corp.                                               3,100            25,110
 * Coeur d'Alene Mines Corp.                                           233,500         1,071,765
 * Cogent Communications Group, Inc.                                     3,100             2,449
   Cognex Corp.                                                         15,500           399,900
 * Cognitronics Corp.                                                    2,300             7,314
*# Cognizant Technology Solutions
     Corp.                                                              25,800           983,754
 * Coherent, Inc.                                                       21,400           618,246
   Cohu, Inc.                                                           15,800           264,808
 * Coinstar, Inc.                                                       18,500           481,370
 * Coldwater Creek, Inc.                                                20,587           539,379
 * Collagenex Pharmaceuticals, Inc.                                     20,700           117,990
 # Collegiate Pacific, Inc.                                              1,500            22,125
 * Collins & Aikman Corp.                                               93,406           331,591
   Columbia Banking System, Inc.                                        12,509           317,604
 * Columbia Laboratories, Inc.                                          36,440            70,694
 * Columbia Sportswear Co.                                              11,350           645,815
 * Columbus McKinnon Corp.                                              20,619           163,096
 * Comarco, Inc.                                                         5,800            46,980
 * Comfort Systems USA, Inc.                                            49,700           357,840
   Commerce Group, Inc.                                                  7,100           421,669
*# Commerce One, Inc.                                                   28,800             4,680
   Commercial Bancshares, Inc.                                             781            29,483
   Commercial Capital Bancorp, Inc.                                     21,846           521,246
   Commercial Federal Corp.                                             13,200           384,516
   Commercial Metals Co.                                                20,300           920,402
   Commercial National Financial Corp.                                     600            14,100
 * Commonwealth Industries, Inc.                                         7,100            92,939
 * Commonwealth Telephone
     Enterprises, Inc.                                                  12,359   $       601,389
 * CommScope, Inc.                                                      43,200           834,624
   Communications Systems, Inc.                                          2,900            33,872
   Community Bancorp, Inc.                                               1,000            41,000
   Community Bancorp, Inc.                                                 210             5,985
   Community Bank System, Inc.                                          11,400           315,780
   Community Trust Bancorp, Inc.                                         3,606           120,759
   Community West Bancshares                                             2,300            24,265
 * Compex Technologies, Inc.                                            15,300            74,970
 * CompuCredit Corp.                                                    44,000         1,054,680
 * Compudyne Corp.                                                      10,700            75,981
 * Computer Horizons Corp.                                              38,900           147,820
 * Computer Network Technology Corp.                                    36,300           206,910
   Computer Programs & Systems, Inc.                                     3,200            69,120
 * Computer Task Group, Inc.                                            25,800            93,912
 * Comstock Resources, Inc.                                             31,500           683,865
 * COMSYS IT Partners, Inc.                                                 48               432
 * Comtech Telecommunications Corp.                                     14,912           469,430
 * Conceptus, Inc.                                                      24,900           222,357
 * Concord Camera Corp.                                                 31,989            84,451
 * Concord Communications, Inc.                                         26,900           249,901
 * Concur Technologies, Inc.                                            17,700           166,380
 * Concurrent Computer Corp.                                            48,400            91,960
 * Conexant Systems, Inc.                                              109,913           218,727
 * Conmed Corp.                                                         22,850           661,964
   Connecticut Water Services, Inc.                                      1,800            50,094
 * Connetics Corp.                                                      18,000           376,380
 * Conrad Industries, Inc.                                               3,000             5,550
 * Consolidated Graphics, Inc.                                          15,200           718,960
   Consolidated-Tokoma Land Co.                                          1,600            64,192
 * Constar International, Inc.                                          10,700            64,200
 * Consumer Portfolio Services, Inc.                                    16,100            69,874
*# Continental Airlines, Inc.                                           50,250           559,785
 * Continental Materials Corp.                                           1,000            26,600
 * Convera Corp.                                                        36,355           169,414
*# Cooker Restaurant Corp.                                                 500                 2
   Cooper Companies, Inc.                                               17,400         1,209,822
   Cooper Tire & Rubber Co.                                             27,100           553,382
 * Copart, Inc.                                                         63,300         1,367,280
 * Copper Mountain Networks, Inc.                                        8,000            25,112
 * Core Molding Technologies, Inc.                                       1,800             4,806
 * Corillian Corp.                                                      32,223           187,216
 * Corinthian Colleges, Inc.                                            25,300           440,852
 * Corio, Inc.                                                          63,200           104,912
 * Corixa Corp.                                                         65,000           243,750
   Corn Products International, Inc.                                    12,600           685,692
 * Cornell Companies, Inc.                                              19,300           282,745
 * Correctional Services Corp.                                          10,600            29,468
 * Corrections Corporation of America                                   26,400         1,042,800
 * Cortech, Inc.                                                         1,100             3,300
   Corus Bankshares, Inc.                                               12,200           593,774
 * Corvel Corp.                                                          6,900           218,868
 * Cosine Communications, Inc.                                          13,200            40,524
 * Cost Plus, Inc.                                                      12,850           408,373
 * CoStar Group, Inc.                                                    7,400           324,120
   Cotton States Life Insurance Co.                                      1,300            26,130
   Courier Corp.                                                        10,800           546,264
 * Covance, Inc.                                                        31,000         1,223,260
 * Covansys Corp.                                                       31,600           425,336
 * Covenant Transport, Inc. Class A                                     15,400           295,988

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Cox Radio, Inc.                                                       4,600   $        73,140
 * CPI Aerostructures, Inc.                                              7,200            74,160
   Craftmade International, Inc.                                         3,900            69,030
 * Cray, Inc.                                                           92,100           323,271
 * Credence Systems Corp.                                               60,964           465,765
 * Credit Acceptance Corp.                                              40,300           997,425
*# Cree, Inc.                                                           38,200         1,366,796
 * Criticare Systems, Inc.                                              14,200            37,772
   Crompton Corp.                                                       46,772           524,314
 * Cross (A.T.) Co. Class A                                              6,200            29,512
 * Cross Country Healthcare, Inc.                                       35,452           629,273
 * Crossroads Systems, Inc.                                             28,900            39,015
 * Crown Castle International Corp.                                    100,200         1,691,376
 * Crown Financial Group, Inc.                                           1,800               594
 * Crown Holdings, Inc.                                                 75,000           960,000
 * Crown Media Holdings, Inc.                                           45,700           404,902
*# CryoLife, Inc.                                                       31,850           226,772
 * CSG Systems International, Inc.                                      41,600           755,872
 * CSK Auto Corp.                                                       32,300           495,482
 * CSP, Inc.                                                             1,400            12,320
   CSS Industries, Inc.                                                  6,900           221,697
   CT Communications, Inc.                                              10,000           132,300
 * CTI Molecular Imaging, Inc.                                          12,100           161,898
   CTS Corp.                                                            24,900           332,664
   Cubic Corp.                                                          20,600           525,300
 * Cubist Pharmaceuticals, Inc.                                         25,200           302,400
 * Culp, Inc.                                                           17,800           107,156
 * Cumulus Media, Inc. Class A                                          37,100           566,888
 * CUNO, Inc.                                                            9,800           642,194
 * CuraGen Corp.                                                        60,000           361,800
 * Curative Health Services, Inc.                                       18,000           102,780
 * Curis, Inc.                                                          39,500           159,975
   Curtiss-Wright Corp.                                                  4,000           238,400
   Cutter & Buck, Inc.                                                  13,100           194,928
 * CV Therapeutics, Inc.                                                29,000           628,720
   CVB Financial Corp.                                                  15,213           413,489
 * Cyberguard Corp.                                                     23,072           142,354
 * Cyberonics, Inc.                                                     15,400           285,978
 * Cyberoptics Corp.                                                    11,243           158,077
 * Cybersource Corp.                                                    37,700           266,162
 * Cycle Country Accessories Corp.                                       5,100            24,837
 * Cymer, Inc.                                                          25,900           787,878
 * Cypress Bioscience, Inc.                                             19,900           231,835
 * Cypress Semiconductor Corp.                                          90,300           889,455
   Cytec Industries, Inc.                                               21,300         1,035,393
 * Cytogen Corp.                                                        20,660           203,501
   D&E Communications, Inc.                                              6,346            83,133
   D&K Healthcare Resources, Inc.                                       15,200           110,352
 * Daktronics, Inc.                                                     10,700           277,344
 * Danielson Holding Corp.                                              22,100           180,557
 * Darling International, Inc.                                          71,900           296,228
 * Data Systems & Software, Inc.                                           400               440
 * Datalink Corp.                                                          300               570
 * Dataram Corp.                                                        11,283            67,360
   Datascope Corp.                                                      11,200           449,008
 * Datastream Systems, Inc.                                              9,200            54,280
 * Datawatch Corp.                                                         532             2,048
 * Dave & Busters, Inc.                                                  7,700           143,990
 * DaVita, Inc.                                                         31,650         1,051,413
 * Dawson Geophysical Co.                                                1,900            44,365
 * Daxor Corp.                                                           2,600            54,860
 * Dearborn Bancorp, Inc.                                                1,274   $        38,220
   Deb Shops, Inc.                                                       5,600           138,040
*# Deckers Outdoor Corp.                                                 4,300           187,136
 * Del Global Technologies Corp.                                         3,105             7,949
 * Del Laboratories, Inc.                                                4,410           151,042
 * Delphax Technologies, Inc.                                            5,000            20,445
   Delphi Financial Group, Inc. Class A                                 13,950           648,117
   Delta & Pine Land Co.                                                 9,800           261,660
*# Delta Air Lines, Inc.                                                52,200           363,834
   Delta Apparel, Inc.                                                     940            21,479
   Delta Financial Corp.                                                16,400           165,640
   Delta Natural Gas Co., Inc.                                             900            23,175
 * Delta Petroleum Corp.                                                 4,800            75,504
 * Delta Woodside Industries, Inc.                                          75                49
   Deltic Timber Corp.                                                   8,600           388,720
 * Denali, Inc.                                                          1,100               110
 * Denbury Resources, Inc.                                              42,130         1,219,663
 * Dendreon Corp.                                                       41,815           410,205
 * Dendrite International, Inc.                                         36,900           629,883
 * Department 56, Inc.                                                  19,900           336,907
 * DepoMed, Inc.                                                        39,800           185,468
 * Devcon International Corp.                                              600             9,300
 * DeVry, Inc.                                                          37,900           638,994
 * DHB Industries, Inc.                                                 35,900           667,740
   Diagnostic Products Corp.                                            13,100           634,040
 * DiamondCluster International, Inc.                                   30,000           366,900
 * Diedrich Coffee, Inc.                                                 1,500             6,705
 * Digene Corp.                                                         11,200           270,850
 * Digi International, Inc.                                             28,700           441,693
 * Digimarc Corp.                                                       26,081           240,206
 * Digital Angel Corp.                                                  43,700           279,243
 * Digital Generation Systems, Inc.                                     44,500            60,075
 * Digital Impact, Inc.                                                 33,300            38,961
 * Digital Insight Corp.                                                39,800           649,735
 * Digital Lightwave, Inc.                                              16,500            22,605
 * Digital River, Inc.                                                  15,100           632,992
 * Digitas, Inc.                                                        74,773           613,886
   Dillards, Inc. Class A                                               22,000           553,960
   Dime Community Bancshares                                            20,025           367,459
   DIMON, Inc.                                                          27,500           179,025
 * Diodes, Inc.                                                          6,900           171,603
 * Dionex Corp.                                                          7,600           436,164
 * Discovery Laboratories, Inc.                                          1,000             6,980
 * Discovery Partners International, Inc.                               34,800           160,080
 * Distributed Energy Systems Corp.                                     39,100           104,788
 * Ditech Communications Corp.                                          39,100           616,216
 * Diversa Corp.                                                        49,551           419,697
 * Dixie Group, Inc.                                                    15,708           251,799
 * Dixon Ticonderoga Co.                                                   600             3,666
 * DJ Orthopedics, Inc.                                                 26,000           524,420
 * DocuCorp International, Inc.                                         17,200           153,596
 * Dollar Thrifty Automotive Group, Inc.                                21,200           570,068
 * Dominion Homes, Inc.                                                  2,800            57,848
   Donaldson Co., Inc.                                                   8,800           272,800
   Donegal Group, Inc. Class A                                             666            14,319
   Donegal Group, Inc. Class B                                             333             6,577
 * Dot Hill Systems Corp.                                               51,300           338,580
 * DoubleClick, Inc.                                                    95,500           716,250
 * DOV Pharmaceutical, Inc.                                             12,000           222,120
   Dover Downs Gaming &
     Entertainment, Inc.                                                 4,900            55,321

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
   Dover Motorsports, Inc.                                               7,700   $        37,422
   Downey Financial Corp.                                               22,000         1,270,280
 * DPAC Technologies Corp.                                               2,500             1,300
 * Drew Industries, Inc.                                                10,500           349,755
   Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                                       10,000           802,300
 * Dril-Quip, Inc.                                                      20,300           484,561
 * DRS Technologies, Inc.                                               17,500           747,600
 * drugstore.com, Inc.                                                  79,218           257,458
 * DSP Group, Inc.                                                      27,000           598,860
 * Duckwall-ALCO Stores, Inc.                                            1,500            25,125
 * Ducommun, Inc.                                                       13,584           344,354
 * DuPont Photomasks, Inc.                                              20,300           535,514
   Duquesne Light Holdings, Inc.                                        20,600           363,384
 * Dura Automotive Systems, Inc.                                        23,479           213,659
 * Duratek, Inc.                                                         8,700           200,187
 * Durect Corp.                                                         52,298           117,148
 * DUSA Pharmaceuticals, Inc.                                           19,550           259,428
 * Dyax Corp.                                                           30,500           241,865
 * Dycom Industries, Inc.                                               30,634           892,675
*# Dynacq Healthcare, Inc.                                              12,700            68,580
 * Dynamex, Inc.                                                        13,900           279,668
 * Dynamics Research Corp.                                               9,400           157,074
*# Dynegy, Inc.                                                        189,700         1,071,805
 * E Com Ventures, Inc.                                                    125             1,486
*# E-Loan, Inc.                                                         78,227           211,213
   E-Z-EM, Inc.                                                          1,700            24,735
 * E.piphany, Inc.                                                      82,146           371,300
 # Eagle Materials, Inc.                                                10,200           799,374
   Eagle Materials, Inc. Class B                                         4,900           370,440
*# EarthLink, Inc.                                                     105,700         1,145,788
   East West Bancorp, Inc.                                              22,800           945,516
   Eastern Co.                                                             550            10,417
 * Echelon Corp.                                                        45,951           347,390
 * Eclipsys Corp.                                                        2,000            38,900
 * eCollege.com                                                         27,961           328,542
   Ecology & Environment, Inc. Class A                                     400             3,520
 * Edelbrock Corp.                                                         880            14,608
 * Eden Bioscience Corp.                                                 7,900             5,609
 * Edge Petroleum Corp.                                                 19,100           292,230
 * Edgewater Technology, Inc.                                            8,267            34,556
   EDO Corp.                                                            14,900           454,003
 * Education Lending Group, Inc.                                           200             2,812
 * Education Management Corp.                                           23,300           772,162
   EFC Bancorp, Inc.                                                       900            23,085
 * eFunds Corp.                                                         36,100           859,902
 * EGL, Inc.                                                            34,500         1,164,030
 * El Paso Electric Co.                                                 55,900         1,003,405
   Electro Rent Corp.                                                   27,400           388,532
 * Electro Scientific Industries, Inc.                                  15,200           295,184
 * Electroglas, Inc.                                                    27,560            89,846
 * Electronics Boutique Holdings Corp.                                  17,300           673,835
 * Electronics for Imaging, Inc.                                        34,800           582,204
 * Elizabeth Arden, Inc.                                                22,300           508,440
   ElkCorp                                                              15,900           470,640
 * eLoyalty Corp.                                                        2,400            12,072
 * ELXSI Corp.                                                           1,000             3,250
 * EMAK Worldwide, Inc.                                                  2,800            27,611
 * Embarcadero Technologies, Inc.                                       35,578           314,510
 * Embrex, Inc.                                                         11,500           152,375
   EMC Insurance Group, Inc.                                             1,100            23,881
 * EMCOR Group, Inc.                                                    11,300   $       522,286
 * EMCORE Corp.                                                         47,065           125,193
 * Emeritus Corp.                                                        3,200            30,400
 * Emerson Radio Corp.                                                  37,500           116,250
 * Emisphere Technologies, Inc.                                         25,900            79,435
 * Emmis Communications Corp.
     Class A                                                            36,500           674,885
   Empire District Electric Co.                                         15,000           340,650
 * EMS Technologies, Inc.                                               15,200           238,488
 * Emulex Corp.                                                         53,200           752,248
 * Encore Acquisition Co.                                               23,400           823,914
 * Encore Capital Grooup, Inc.                                          12,700           318,516
 * Encore Medical Corp.                                                 67,456           424,636
 * Encore Wire Corp.                                                    29,550           398,186
 * Encysive Pharmaceuticals, Inc.                                       32,700           354,795
 * Endeavour International Corp.                                        37,600           161,304
 * Endo Pharmaceuticals Holdings, Inc.                                  20,100           411,648
 * Endocardial Solutions, Inc.                                          18,545           210,857
*# Endocare, Inc.                                                        7,700            18,518
 * Endologix, Inc.                                                      33,600           217,056
   Energen Corp.                                                        12,600           729,036
 * Energy Conversion Devices, Inc.                                      24,600           547,596
 * Energy Partners, Ltd.                                                37,000           716,690
 * Energy West, Inc.                                                     3,100            18,414
   EnergySouth, Inc.                                                     3,750           107,962
 * Enesco Group, Inc.                                                   20,300           149,814
   Engineered Support Systems, Inc.                                     17,943           986,865
   Ennis, Inc.                                                          11,400           226,290
 * Enpath Medical, Inc.                                                  7,506            71,757
 * EnPro Industries, Inc.                                               24,200           695,508
   ENSCO International, Inc.                                             6,049           189,394
 * Entegris, Inc.                                                       47,300           462,594
 * Enterrasys Networks, Inc.                                           118,000           206,500
 * Entravision Communications Corp.                                     59,300           486,260
 * Entremed, Inc.                                                       30,000            71,700
 * Entrust, Inc.                                                        86,969           324,394
 * Environmental Tectonics Corp.                                         2,800            18,200
 * Enzo Biochem, Inc.                                                   24,990           481,057
 * EP Medsystems, Inc.                                                   1,200             4,116
 * EpicEdge, Inc.                                                        2,800                 8
 * Epicor Software Corp.                                                24,600           387,942
 * Epimmune, Inc.                                                        8,000            10,800
 * EPIQ Systems, Inc.                                                   21,385           320,561
 * EPIX Pharmaceuticals, Inc.                                           13,300           234,080
 * ePlus, Inc.                                                          10,770           136,025
 * ePresence, Inc. Escrow Shares                                         8,100             1,053
 * Equinix, Inc.                                                        16,900           657,072
*# eResearch Technology, Inc.                                           24,650           363,341
   ESB Financial Corp.                                                   2,937            41,441
   Escalade, Inc.                                                        2,400            35,328
 * ESCO Technologies, Inc.                                               9,700           710,040
 * eSpeed, Inc.                                                         25,800           288,702
   Espey Manufacturing & Electronics
     Corp.                                                                 200             5,210
 * ESS Technology, Inc.                                                 43,500           306,675
 * Esterline Technologies Corp.                                         23,200           825,920
   Ethan Allen Interiors, Inc.                                          18,000           710,100
 * Euronet Worldwide, Inc.                                              18,200           447,720
 * European Micro Holdings, Inc.                                         1,200                36
 * Evans & Sutherland Computer Corp.                                     4,900            32,389
 * Evans Systems, Inc.                                                     400                17

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
*# Evergreen Solar, Inc.                                                40,160   $       136,102
 * Exact Sciences Corp.                                                 32,141           111,208
 * Exactech, Inc.                                                        3,000            56,520
 * Exar Corp.                                                           33,293           465,436
 * Excel Technology, Inc.                                               12,600           327,600
 * Exelixis, Inc.                                                       55,342           496,418
 * Exponent, Inc.                                                        2,700            75,033
 * ExpressJet Holdings, Inc.                                            17,300           201,718
 * Extended Systems, Inc.                                                  200               510
 * Extreme Networks, Inc.                                               69,400           474,002
 * EZCORP, Inc. Class A Non-Voting                                       1,000            10,690
   F.N.B. Corp.                                                         11,849           251,554
 * F5 Networks, Inc.                                                    19,000           817,950
 * Fab Industries, Inc.                                                  1,000             3,980
   Factset Research Systems, Inc.                                       12,400           640,460
 # Fair Isaac Corp.                                                     27,771           921,442
 * Fairchild Corp. Class A                                              28,900            86,700
 * Fairchild Semiconductor Corp.
     Class A                                                            13,900           212,670
 * Falcon Products, Inc.                                                 4,300             3,752
*# FalconStor Software, Inc.                                            26,500           207,495
 * Famous Dave's of America, Inc.                                       16,000           177,920
 * Fargo Electronics                                                    15,387           228,035
   Farmer Brothers Co.                                                   3,000            79,680
 * Faro Technologies, Inc.                                              11,700           318,240
   FBL Financial Group, Inc. Class A                                    11,000           312,620
   Fedders Corp.                                                        14,210            42,630
 * Federal Agriculture Mortgage
     Corporation                                                           200             4,532
   Federal Signal Corp.                                                 21,000           361,200
 * FEI Co.                                                              23,394           500,398
   Ferro Corp.                                                          17,700           404,976
   FFLC Bancorp, Inc.                                                    1,048            34,196
 * Fiberstars, Inc.                                                      9,500            85,500
   Fidelity Bancorp, Inc.                                                  266             6,246
   Fidelity Bankshares, Inc.                                            10,783           442,426
   Fidelity Southern Corp.                                               1,600            29,008
 * Filenet Corp.                                                        21,200           568,372
 * Financial Federal Corp.                                              15,200           584,592
 * Financial Industries Corp.                                           10,541            83,801
 * FindWhat.com                                                         17,411           335,684
 * Finisar Corp.                                                       162,100           296,643
   Finish Line, Inc. Class A                                            33,400           614,560
 * Finlay Enterprises, Inc.                                              9,700           188,374
 * Firebrand Financial Group, Inc.                                       1,700                68
 * First Acceptance Corp.                                                3,600            31,320
   First Albany Companies, Inc.                                          4,983            45,794
   First American Corp.                                                  7,600           250,420
 * First Aviation Services, Inc.                                         1,600             6,416
   First Bancorp                                                         1,308            37,043
 * First Cash Financial Services, Inc.                                  16,800           437,472
   First Charter Corp.                                                  12,600           345,114
   First Commonwealth Financial Corp.                                   29,353           450,569
   First Community Bancorp                                               8,161           342,925
   First Community Bancshares, Inc.                                      7,803           277,943
 * First Consulting Group, Inc.                                         34,212           187,140
   First Defiance Financial Corp.                                          700            19,152
   First Federal Bancshares of Arkansas,
     Inc.                                                                2,400            52,248
   First Federal Bankshares, Inc.                                          200             4,674
   First Financial Bancorp                                              19,162           327,287
   First Financial Bankshares, Inc.                                      2,500   $       108,750
   First Financial Corp.                                                 1,800            65,376
   First Financial Holdings, Inc.                                        8,300           271,742
   First Financial Service Corp.                                           220             5,641
 * First Health Group Corp.                                             48,000           855,360
 * First Horizon Pharmaceutical Corp.                                   33,400           653,304
   First Indiana Corp.                                                   9,900           229,383
 * First Investors Financial Services
     Group, Inc.                                                           400             1,792
   First Keystone Financial, Inc.                                          200             4,530
 * First Mariner Bancorp                                                 2,200            37,818
   First Merchants Corp.                                                10,662           287,341
   First Midwest Bancorp, Inc.                                           7,522           282,376
   First Midwest Financial, Inc.                                           600            15,066
   First Mutual Bancshares, Inc.                                           292             7,255
   First National Bankshares of Florida                                     50             1,284
   First Niagara Financial Group, Inc.                                  33,111           478,123
   First Oak Brook Bancshares, Inc.                                      6,450           211,560
   First PacTrust Bancorp, Inc.                                          1,300            33,930
   First Place Financial Corp.                                           7,767           174,757
   First Republic Bank                                                  11,850           608,971
   First State Bancorporation                                            5,111           192,020
   First United Corp.                                                      800            16,280
   First West Virginia Bancorp, Inc.                                       400             9,640
   FirstBank NW Corp.                                                      545            15,791
 * FirstCity Financial Corp.                                            14,142           126,571
 * FirstFed Financial Corp.                                             12,100           636,702
 * Fischer Imaging Corp.                                                   900             3,285
 * Five Star Quality Care, Inc.                                         11,700            79,326
   Flag Financial Corp.                                                  1,600            22,800
   Flagstar Bancorp, Inc.                                               27,550           600,314
 * Flanders Corp.                                                       35,100           350,298
 * Fleetwood Enterprises, Inc.                                          33,100           448,505
   Flexsteel Industries, Inc.                                            1,200            21,012
 * Flight Safety Technologies, Inc.                                      3,200             4,768
*# Flir Systems, Inc.                                                   13,000           732,550
   Florida East Coast Industries, Inc.                                  19,300           823,145
   Florida Public Utilities Co.                                            666            12,281
   Florida Rock Industries, Inc.                                        20,925         1,178,077
 * Flow International Corp.                                             11,900            32,963
   Flowers Foods, Inc.                                                  24,150           737,299
 * Flowserve Corp.                                                      44,100         1,112,202
   Flushing Financial Corp.                                             13,350           283,687
*# FLYi, Inc.                                                           49,500            93,060
 * FMC Corp.                                                            24,800         1,228,840
   FNB Corp.                                                             1,400            27,370
   FNB Corp.                                                               439            12,731
   FNB Financial Services Corp.                                          1,375            28,875
 * Foamex International, Inc.                                           21,568            87,782
 * Foodarama Supermarkets, Inc.                                            100             4,050
   Foothill Independent Bancorp                                          1,746            40,280
 * Footstar, Inc.                                                       12,300            46,740
 * Forest Oil Corp.                                                     34,330         1,168,250
 * Forgent Networks, Inc.                                               29,200            49,640
 * Forrester Research, Inc.                                             26,203           427,633
 * Forward Air Corp.                                                     8,950           414,832
 * Fossil, Inc.                                                         36,225           979,886
 * Foster (L.B.) Co. Class A                                               200             1,760
 * Foster Wheeler, Ltd.                                                     60               854
 * Foundry Networks, Inc.                                               88,700         1,184,145
 * FPIC Insurance Group, Inc.                                           12,174           402,107

                                                                        SHARES            VALUE+
                                                              ----------------   ---------------
 * Frankfort Tower Industries, Inc.                                      3,100   $             4
 * Franklin Covey Co.                                                    2,700             5,373
   Franklin Electric Co., Inc.                                           4,000           162,640
 * Franklin Electronic Publishers, Inc.                                  1,300             5,720
 # Fred's, Inc.                                                         20,087           348,108
 # Fremont General Corp.                                                38,600           918,680
   Frequency Electronics, Inc.                                           1,500            22,425
 * Fresh Brands, Inc.                                                    1,200             9,120
 * Fresh Choice, Inc.                                                    2,500             1,075
 * Friedmans, Inc. Class A                                              20,800            35,048
 * Friendly Ice Cream Corp.                                              2,000            17,900
   Frisch's Restaurants, Inc.                                            1,100            26,202
 * Frontier Airlines, Inc.                                              41,498           486,772
   Frontier Oil Corp.                                                   17,000           453,050
 * Frozen Food Express Industries, Inc.                                 24,400           287,920
 * FSI International, Inc.                                              38,000           171,000
 * FTI Consulting, Inc.                                                 29,950           604,091
*# FuelCell Energy, Inc.                                                50,500           507,525
   Fuller (H.B.) Co.                                                    14,000           400,680
   Fulton Financial Corp.                                                1,772            39,693
   Furniture Brands International, Inc.                                 15,100           366,779
   G & K Services, Inc. Class A                                         14,048           577,092
 * G-III Apparel Group, Ltd.                                             1,800            11,070
   Gabelli Asset Management, Inc.                                        3,200           154,880
 * Gaiam, Inc.                                                           6,400            33,600
 * Galaxy Nutritional Foods, Inc.                                        1,600             2,848
 * GameStop Corp.                                                       15,100           318,459
   GameTech International, Inc.                                          5,100            19,538
 * Gardner Denver Machinery, Inc.                                       21,800           749,920
 * Gartner Group, Inc.                                                  48,400           575,960
 * Gartner, Inc.                                                           400             4,688
 * Gateway Financial Holdings, Inc.                                        600             9,360
 * Gateway, Inc.                                                       198,600         1,352,466
   GATX Corp.                                                           13,600           400,384
 * Gaylord Entertainment Co.                                            33,150         1,168,206
 * Gehl Co.                                                              7,405           162,836
*# Genaissance Pharmaceuticals, Inc.                                    28,200            43,428
   Gencorp, Inc.                                                        38,400           645,504
 * Gene Logic, Inc.                                                     42,400           142,888
 * Genecor International, Inc.                                          32,966           534,049
 * Genelabs Technologies, Inc.                                          35,636            25,302
 * General Binding Corp.                                                 5,500            73,315
 * General Cable Corp.                                                  40,600           552,160
 * General Communications, Inc.
     Class A                                                            61,900           633,856
 * General DataComm Industries, Inc.                                        80                48
 * Genesco, Inc.                                                        24,000           709,920
 * Genesee & Wyoming, Inc.                                              20,048           552,723
 * Genesee Corp. Class B                                                   100               210
 * Genesis HealthCare Corp.                                             23,356           753,231
 * Genesis Microchip, Inc.                                              14,189           231,423
 * Genlyte Group, Inc.                                                   9,400           753,598
 * Genta, Inc.                                                          66,780            86,814
 * Gentiva Health Services, Inc.                                           850            14,152
 * Genus, Inc.                                                          44,201            76,910
 * GenVec, Inc.                                                         60,862           118,072
   Georgia Gulf Corp.                                                   32,100         1,848,318
 * Gerber Scientific, Inc.                                              30,700           240,995
 * Geron Corp.                                                          45,100           313,445
 * Getty Images, Inc.                                                   25,800         1,502,850
   Gevity HR, Inc.                                                      13,300           235,543
 * Giant Industries, Inc.                                               14,900   $       417,200
   Gibraltar Industries, Inc.                                            8,250           198,742
 * Giga-Tronics, Inc.                                                      200               460
   Glacier Bancorp, Inc.                                                 8,850           306,298
   Glatfelter (P.H.) Co.                                                25,800           369,714
 * Glenayre Technologies, Inc.                                          82,740           151,414
 * Global e-Point, Inc.                                                     18                55
 * Global Imaging Systems, Inc.                                         16,500           617,430
 * Global Payment Technologies, Inc.                                     2,400            12,216
*# Global Power Equipment Group, Inc.                                   51,100           444,059
 * Globecomm Systems, Inc.                                               7,900            49,612
 * Glowpoint, Inc.                                                      28,000            33,880
   Gold Banc Corp.                                                      24,900           372,504
 * Goodrich Petroleum Corp.                                             17,400           281,010
*# Goodyear Tire & Rubber Co.                                          140,900         1,778,158
   Goody's Family Clothing, Inc.                                        34,000           331,160
 * GoRemote Internet Communications,
     Inc.                                                               17,000            30,600
   Gorman-Rupp Co.                                                       2,625            60,112
 * GP Strategies Corp.                                                  10,800            76,680
   Graco, Inc.                                                          30,712         1,124,673
 * Graftech International, Ltd.                                         28,100           268,074
   Graham Corp.                                                            300             3,945
   Granite Construction, Inc.                                           17,750           471,085
 * Graphic Packaging Corp.                                             110,700           903,312
   Gray Television, Inc.                                                19,180           287,700
   Gray Television, Inc. Class A                                           200             2,774
   Great American Financial Resources,
     Inc.                                                                8,200           143,172
 * Great Atlantic & Pacific Tea Co., Inc.                               45,100           340,956
   Great Lakes Chemical Corp.                                           22,200           650,460
   Great Southern Bancorp, Inc.                                          2,000            82,000
 * Greater Atlantic Financial Corp.                                      1,300             7,995
   Greater Bay Bancorp                                                  21,674           629,630
   Greater Communications Bancorp                                        2,152            31,850
 * Green Mountain Coffee, Inc.                                           8,200           196,636
   Green Mountain Power Corp.                                            2,100            57,015
   Greenbrier Companies, Inc.                                            3,100            92,194
   Grey Global Group, Inc.                                                 300           329,106
 * Grey Wolf, Inc.                                                     144,700           795,850
 * Griffin Land & Nurseries, Inc. Class A                                1,200            31,680
 * Griffon Corp.                                                        21,280           533,702
 * Group 1 Automotive, Inc.                                             15,900           469,209
 * Grubb & Ellis Co.                                                     5,100            22,950
   GS Financial Corp.                                                      400             7,648
 * GSE Systems, Inc.                                                     1,000             2,160
 * GSI Commerce, Inc.                                                   34,190           517,295
 * GSV, Inc.                                                               380                95
 * GTC Biotherapeutics, Inc.                                            37,038            56,668
   Gtech Holdings, Inc.                                                 69,200         1,671,180
 * GTSI Corp.                                                           11,687           118,506
   Guaranty Bancshares, Inc.                                               400             8,680
   Guaranty Federal Bancshares, Inc.                                       900            21,411
 * Guess, Inc.                                                          36,800           533,600
 * Guilford Pharmaceuticals, Inc.                                       45,000           253,800
 * Guitar Center, Inc.                                                  13,900           672,482
   Gulf Island Fabrication, Inc.                                        13,941           296,525
 * Gulfmark Offshore, Inc.                                              22,200           461,982
 * Gymboree Corp.                                                       35,600           419,724
 * Ha-Lo Industries, Inc.                                               16,600                12
 * Haemonetics Corp.                                                    17,000           593,300

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Haggar Corp.                                                          2,000   $        44,200
 * Hain Celestial Group, Inc.                                           23,551           457,596
 * Hammons (John Q.) Hotels, Inc.
     Class A                                                             1,600            23,040
 * Hampshire Group, Ltd.                                                 1,000            31,175
   Hancock Fabrics, Inc.                                                13,100           130,476
   Hancock Holding Co.                                                  13,169           447,746
   Handleman Co.                                                        27,170           576,004
 * Hanger Orthopedic Group, Inc.                                        29,900           233,220
   Hanmi Financial Corp.                                                 4,100           152,438
 * Hanover Compressor Co.                                               62,800           916,880
   Harbor Florida Bancshares, Inc.                                      22,100           775,710
   Hardinge, Inc.                                                        1,400            15,680
   Harland (John H.) Co.                                                18,400           649,704
   Harleysville Group, Inc.                                             13,300           319,732
   Harleysville National Corp.                                          14,711           414,262
 * Harmonic, Inc.                                                       55,700           432,789
 * Harris Interactive, Inc.                                             63,712           423,048
   Harsco Corp.                                                         13,100           696,265
 * Hartmarx Corp.                                                        5,800            46,806
 * Harvard Bioscience, Inc.                                             39,200           155,624
 * Harvest Natural Resources, Inc.                                      37,984           693,208
 * Hastings Entertainment, Inc.                                         11,800            96,406
 * Hauppauge Digital, Inc.                                               2,700            14,820
 * Hawaiian Holdings, Inc.                                               1,000             6,260
 * Hawk Corp.                                                            3,500            29,575
   Hawkins, Inc.                                                         3,200            38,080
   HCC Insurance Holdings, Inc.                                         12,300           407,622
 * Headwaters, Inc.                                                     25,800           826,374
   Healthcare Services Group, Inc.                                       6,900           143,106
 * HealthExtras, Inc.                                                   32,900           525,413
 * HealthTronics Surgical Services, Inc.                                24,416           182,388
   Heartland Express, Inc.                                              37,549           824,576
   Heartland Financial USA, Inc.                                         8,466           186,845
 * Hecla Mining Co.                                                     49,300           334,747
   Hector Communications Corp.                                           1,700            36,040
   Heico Corp.                                                           7,297           156,156
   Heico Corp. Class A                                                   1,568            25,731
 * Heidrick & Struggles International,
     Inc.                                                               18,000           619,200
   Helix Technology Corp.                                               16,500           248,655
   Helmerich & Payne, Inc.                                              19,100           623,233
*# Hemispherx Biopharma, Inc.                                           40,000            62,800
*# Hercules, Inc.                                                       29,400           438,060
 * Heritage Commerce Corp.                                               4,700            91,932
   Heritage Financial Corp.                                              1,100            23,881
 * Herley Industries, Inc.                                              16,300           335,617
 * Hewitt Associates, Inc. Class A                                      10,780           325,017
 * Hexcel Corp.                                                         22,000           335,500
   HF Financial Corp.                                                      770            14,264
 * Hi-Shear Technology Corp.                                             2,200            12,122
 * Hi-Tech Pharmacal, Inc.                                              11,950           195,382
 * Hibbett Sporting Goods, Inc.                                         21,012           520,467
   Hilb Rogal Hamilton Co.                                              15,100           523,819
 * Hines Horticulture, Inc.                                              7,200            27,720
   HMN Financial, Inc.                                                   3,600           115,056
 * HMS Holdings Corp.                                                   26,640           187,013
 * Hoenig Group Escrow Shares                                            3,200               736
   Hollinger International, Inc. Class A                                21,000           393,330
 * Hollis-Eden Pharmaceuticals, Inc.                                    25,980           263,437
   Holly Corp.                                                          20,000           563,400
 * Hollywood Entertainment Corp.                                        41,100   $       521,559
 * Hollywood Media Corp.                                                38,213           171,576
 * Hologic, Inc.                                                        21,500           537,285
   Home Federal Bancorp                                                    900            21,915
 * Home Products International, Inc.                                       600             1,338
 * HomeStore, Inc.                                                      52,200           135,720
   Hooper Holmes, Inc.                                                  48,000           252,000
   HopFed Bancorp, Inc.                                                    500             8,570
   Horace Mann Educators Corp.                                          11,100           210,900
   Horizon Financial Corp.                                               5,337           109,462
 * Horizon Health Corp.                                                  4,800           115,152
*# Horizon Offshore, Inc.                                               29,700            10,395
 * Hot Topic, Inc.                                                      22,725           372,008
 * Houston Exploration Co.                                              23,347         1,398,485
 * Hovnanian Enterprises, Inc. Class A                                  15,900           640,293
 * Hub Group, Inc. Class A                                               3,000           130,500
 * Hudson Highland Group, Inc.                                           2,205            60,219
   Hudson River Bancorp, Inc.                                           17,200           348,300
 * Hudson Technologies, Inc.                                             1,300             1,040
   Hudson United Bancorp                                                 3,300           134,145
 * Huffy Corp.                                                          18,700             3,787
   Hughes Supply, Inc.                                                  23,600           775,968
 * Human Genome Sciences, Inc.                                          91,900         1,010,900
   Hunt (J.B.) Transport Services, Inc.                                 41,400         1,664,280
 * Hurco Companies, Inc.                                                 1,200            19,212
 * Hutchinson Technology, Inc.                                          18,600           609,522
 * Huttig Building Products, Inc.                                        4,000            34,520
 * Hydril Co.                                                           11,700           548,847
 * Hypercom Corp.                                                       61,000           370,880
 * HyperFeed Technologies, Inc.                                            220               605
 * Hyperion Solutions Corp.                                             22,570         1,011,362
*# Hythiam, Inc.                                                         2,300             9,775
 * I-Flow Corp.                                                         16,600           340,798
 * I-Sector Corp.                                                        4,600            33,580
*# I-Trax, Inc.                                                         33,700            44,484
   IBERIABANK Corp.                                                      4,760           307,496
 * Ibis Technology Corp.                                                14,100            35,814
 * ICOS Corp.                                                           14,600           352,590
 * ICT Group, Inc.                                                      11,900           101,745
*# ICU Medical, Inc.                                                    15,850           395,457
   IDACORP, Inc.                                                        10,700           344,754
 * Identix, Inc.                                                        89,021           705,937
   IDEX Corp.                                                           19,800           792,000
 * IDEXX Laboratories, Inc.                                             19,600         1,011,360
 * IDT Corp.                                                            25,500           374,085
 * IDT Corp. Class B                                                    14,200           218,254
 * IDX Systems Corp.                                                    15,938           559,743
 * iGATE Capital Corp.                                                  73,219           292,876
   IHOP Corp.                                                           11,500           487,255
 * II-VI, Inc.                                                          12,000           517,800
   IKON Office Solutions, Inc.                                          35,300           398,184
 * ILEX Oncology, Inc.                                                   8,975           223,118
 * Illumina, Inc.                                                       39,100           297,160
 # ILX Resorts, Inc.                                                       400             4,648
 * Image Entertainment, Inc.                                            21,500           130,505
 * ImageWare Systems, Inc.                                               2,100             6,132
   Imation Corp.                                                        18,800           605,548
 * IMCO Recycling, Inc.                                                 21,600           349,056
 * Immersion Corp.                                                      19,700           105,592
*# Immtech International, Inc.                                           9,500           133,095
 * Immucor, Inc.                                                        19,762           635,348

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * ImmunoGen, Inc.                                                      56,561   $       442,307
 * Immunomedics, Inc.                                                   46,100           129,541
 * IMPAC Medical Systems, Inc.                                           5,300            88,775
 * Impath, Inc.                                                         14,800            66,600
 * Impax Laboratoroes, Inc.                                             14,900           186,548
 * IMPCO Technologies, Inc.                                             27,000           179,280
 * Imperial Sugar Co.                                                   13,330           261,135
 * Implant Sciences Corp.                                                6,800            73,372
 * Incyte Corp.                                                         71,100           730,197
   Independence Community Bank Corp.                                    35,071         1,489,816
   Independence Holding Co.                                              1,584            28,655
   Independent Bank Corp. MA                                             9,900           342,144
   Independent Bank Corp. MI                                            12,859           387,056
 * Indevus Pharmaceuticals, Inc.                                        29,937           206,865
 * Indus International, Inc.                                            11,800            22,420
 * Industrial Distribution Group, Inc.                                  12,503           102,912
   Infinity Property & Casualty Corp.                                    8,000           296,000
*# Infinity, Inc.                                                       13,500            85,846
*# Infocrossing, Inc.                                                   15,801           265,457
 * InFocus Corp.                                                        45,153           302,525
 * Infonet Services Corp.                                               55,100           109,649
 * Informatica Corp.                                                    93,800           731,640
 * Inforte Corp.                                                        15,700           106,132
 * Infosonics Corp.                                                      1,200             4,008
 * InfoSpace, Inc.                                                      27,400         1,213,820
 * infoUSA, Inc.                                                        49,100           540,591
   Ingles Market, Inc. Class A                                           6,500            83,135
 * InKine Pharmaceutical Co., Inc.                                      16,800            87,948
 * Innodata Isogen, Inc.                                                23,100           161,007
 * Innotrac Corp.                                                        5,600            47,320
 * Innovative Solutions & Support, Inc.                                 13,200           404,052
 * Innovex, Inc.                                                        23,900           119,261
 * Input/Output, Inc.                                                   60,400           529,708
 * Insight Communications Co., Inc.                                     53,421           452,476
 * Insight Enterprises, Inc.                                            34,700           701,981
 * Insignia Systems, Inc.                                               11,000            13,530
 * Insituform Technologies, Inc. Class A                                29,000           676,860
*# Insmed, Inc.                                                         37,600            59,032
 * Inspire Pharmaceuticals, Inc.                                        33,900           607,149
 * Insurance Auto Auctions, Inc.                                        15,571           345,520
 * InsWeb Corp.                                                            666             1,645
   Integra Bank Corp.                                                   13,355           305,562
*# Integra LifeSciences Holdings                                        14,400           489,456
   Integral Systems, Inc.                                                4,700            93,953
 * IntegraMed America, Inc.                                              1,300             9,113
 * Integrated Biopharma, Inc.                                            9,800            69,678
 * Integrated Circuit Systems, Inc.                                      4,600           108,744
 * Integrated Device Technology, Inc.                                   70,728           802,763
 * Integrated Electrical Services, Inc.                                 41,500           125,330
 * Integrated Information Systems, Inc.                                    120                16
 * Integrated Silicon Solution, Inc.                                    39,893           305,580
*# Intelli-Check, Inc.                                                   9,400            38,070
 * Intellidata Technologies Corp.                                       30,077            11,730
 * Intelligent Systems Corp.                                               700             1,610
 * Intelligroup, Inc.                                                   15,700            21,352
*# Intellisync Corp.                                                    59,361           106,850
   Inter Parfums, Inc.                                                   6,650           111,254
 * Interactive Data Corp.                                               45,600           935,712
 * Interactive Intelligence, Inc.                                       13,200            57,420
   Interchange Financial Services Corp.                                  2,658            70,969
 * Interdigital Communications Corp.                                    29,700   $       604,395
 * Interep National Radio Sales, Inc.                                      200               160
 * Interface, Inc. Class A                                              52,550           520,245
 * Intergraph Corp.                                                     32,700           856,740
 * Interland, Inc.                                                      22,249            69,862
 * Interlink Electronics, Inc.                                           5,850            52,474
 * Intermagnetics General Corp.                                         23,178           683,056
   Intermet Corp.                                                        7,300               949
 * InterMune, Inc.                                                      22,200           275,502
   International Bancshares Corp.                                          162             6,407
 * International Microcomputer Software,
     Inc.                                                                  300               309
 * International Shipholding Corp.                                       1,200            17,988
 * Internet Commerce Corp.                                               1,100             1,485
 * Internet Security Systems, Inc.                                      37,500           907,875
*# Interpharm Holdings, Inc.                                            23,100            70,455
 * Interphase Corp.                                                      3,200            22,400
   Interpool, Inc.                                                       6,900           147,315
   Intersil Corp.                                                        8,024           129,186
 # Interstate Bakeries Corp.                                            37,200           214,830
 * Interstate Hotels & Resorts, Inc.                                    31,700           150,575
   Inter-Tel, Inc.                                                      19,000           538,080
 * Intervoice, Inc.                                                     30,500           396,500
 * Interwoven, Inc.                                                     44,077           427,547
 * Intest Corp.                                                          4,400            21,340
 * Intevac, Inc.                                                         4,400            31,020
 * IntraBiotics Pharmaceuticals, Inc.                                   12,300            45,141
 * Intrado, Inc.                                                        25,600           346,112
 * Intraware, Inc.                                                       5,400             6,264
*# Introgen Therapeutics, Inc.                                          23,200           161,936
 * Intrusion, Inc.                                                       1,600             2,306
 * Intuitive Surgical, Inc.                                             23,474           843,421
   Invacare Corp.                                                       20,700         1,045,557
 * Inverness Medical Innovations, Inc.                                   3,318            80,627
 * Investment Technology Group, Inc.                                    41,500           695,540
 * INVESTools, Inc.                                                      1,800             5,202
 * Invision Technologies, Inc.                                          17,000           824,160
 * Iomed, Inc.                                                           4,900            11,760
 * Iomega Corp.                                                         73,800           335,790
 * Ionics, Inc.                                                         22,800           985,188
 * iPass, Inc.                                                          21,300           138,237
*# IPIX Corp.                                                            4,300            27,950
 * Iridex Corp.                                                          2,700            10,989
 * IRIS International, Inc.                                             18,200           149,986
   Irwin Financial Corp.                                                13,600           361,896
 * Isis Pharmaceuticals, Inc.                                           37,400           176,528
*# Island Pacific, Inc.                                                 27,500            11,000
 * Isle of Capri Casinos, Inc.                                          31,300           767,789
*# Isolagen, Inc.                                                       28,700           217,833
 * Ista Pharmaceuticals, Inc.                                           13,500           135,135
 * ITLA Capital Corp.                                                    2,300           125,649
 * Itron, Inc.                                                          23,700           513,105
*# ITT Educational Services, Inc.                                       21,600         1,030,968
 * iVillage, Inc.                                                       43,100           204,509
 * Ixia                                                                 53,600           755,760
 * IXYS Corp.                                                           37,594           349,248
 * J & J Snack Foods Corp.                                              10,507           493,199
 * J Net Enterprises, Inc.                                               2,900             7,685
 * J. Alexander's Corp.                                                  5,100            35,955
 * J. Jill Group, Inc.                                                  23,650           408,435
   J. M. Smucker Co.                                                    15,264           694,207

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * j2 Global Communication, Inc.                                        17,000   $       592,450
 * Jack in the Box, Inc.                                                27,300         1,031,394
 * Jaco Electronics, Inc.                                                  550             2,381
 * Jacuzzi Brands, Inc.                                                 81,800           764,012
 * Jakks Pacific, Inc.                                                  28,900           538,118
 * Jameson Inns, Inc.                                                    2,200             3,850
 * Jarden Corp.                                                         15,000           575,550
 * JDA Software Group, Inc.                                             31,600           414,592
   Jefferies Group, Inc.                                                24,600           999,252
   JLG Industries, Inc.                                                 38,400           668,160
 * Jo-Ann Stores, Inc.                                                  19,100           525,632
 * Johnson Outdoors, Inc.                                                2,900            58,667
 * Jones Lang LaSalle, Inc.                                             22,500           807,750
*# Jos. A. Bank Clothiers, Inc.                                         12,187           320,518
 * Journal Register Co.                                                 11,300           213,683
   Joy Global, Inc.                                                     31,700         1,289,873
 * JPS Industries, Inc.                                                  1,800             6,741
 * Jupitermedia Corp.                                                   21,600           362,232
   K-Swiss, Inc. Class A                                                18,000           487,656
 * K-Tron International, Inc.                                              600            15,060
 * K-V Pharmaceutical Co. Class A                                       20,500           385,400
 * K-V Pharmaceutical Co. Class B                                        7,725           152,955
 * K2, Inc.                                                             38,347           647,297
 * Kadant, Inc.                                                         15,592           315,738
   Kaman Corp. Class A                                                  12,400           148,800
 * Kansas City Southern                                                 49,200           836,892
 * Katy Industries, Inc.                                                   400             2,160
   Kaydon Corp.                                                         10,500           341,040
 # KB Home                                                              10,600           931,634
 * KCS Energy, Inc.                                                     27,800           398,374
 * Keane, Inc.                                                          48,124           745,922
 * Keith Companies, Inc.                                                 8,600           146,630
   Keithley Instruments, Inc.                                            9,800           185,416
   Kellwood Co.                                                         11,713           407,730
   Kelly Services, Inc. Class A                                         14,300           434,720
 # Kelly Services, Inc. Class B                                            200             6,100
 * Kemet Corp.                                                          70,216           622,114
 * Kendle International, Inc.                                           16,900           140,101
   Kennametal, Inc.                                                     15,400           790,020
 * Kennedy-Wilson, Inc.                                                  2,800            20,090
   Kenneth Cole Productions, Inc.
     Class A                                                             8,350           246,492
 * Kensey Nash Corp.                                                     9,500           296,970
   Kewaunee Scientific Corp.                                               300             2,727
 * Key Energy Group, Inc.                                               93,200         1,166,864
 * Key Technology, Inc.                                                    900             8,577
 * Key Tronic Corp.                                                        800             2,536
 * Keynote Systems, Inc.                                                11,900           151,487
 * Keystone Automotive Industries, Inc.                                 18,200           426,426
 * Kforce, Inc.                                                         46,698           559,442
*# KFX, Inc.                                                            53,700           808,722
   Kimball International, Inc. Class B                                  13,900           207,110
 * Kindred Healthcare, Inc.                                             31,600           862,680
 * Kirby Corp.                                                          17,900           814,808
 * Kirkland's, Inc.                                                     13,000           124,800
 * Knight Trading Group, Inc.                                           79,400           905,954
 * Knight Transportation, Inc.                                          27,637           666,052
 * Koala Corp.                                                           1,800               171
 * Komag, Inc.                                                          32,500           544,375
 * Kopin Corp.                                                          75,825           307,849
 * Korn/Ferry International                                             38,400           715,392
 * Kos Pharmaceuticals, Inc.                                            16,400   $       698,148
 * Kosan Biosciences, Inc.                                              40,722           262,250
   Koss Corp.                                                            1,000            20,000
*# Krispy Kreme Doughnuts, Inc.                                         39,300           395,751
   Kronos Worldwide, Inc.                                                2,573           118,101
 * Kronos, Inc.                                                         13,837           699,322
 * Kulicke & Soffa Industries, Inc.                                     50,300           376,244
 * KVH Industries, Inc.                                                 21,100           213,110
 * Kyphon, Inc.                                                         10,400           250,224
 * La Jolla Pharmceutical Co.                                           69,300            97,713
 * La Quinta Corp.                                                     122,700           987,735
   La-Z-Boy, Inc.                                                       21,116           324,131
 * LaBarge, Inc.                                                        18,600           223,200
 * LabOne, Inc.                                                         17,600           530,640
 * Labor Ready, Inc.                                                    37,800           600,264
   Laclede Group, Inc.                                                  10,900           350,980
 * LaCrosse Footwear, Inc.                                               2,500            24,625
 * Ladish Co., Inc.                                                     17,600           194,128
 * Laidlaw International, Inc.                                          65,000         1,228,500
   Lakeland Bancorp, Inc.                                                   89             1,615
 * Lakeland Industries, Inc.                                               726            14,266
 * Lakes Entertainment, Inc.                                            24,500           341,775
   Lancaster Colony Corp.                                               13,720           599,290
   Lance, Inc.                                                          29,600           551,744
 * Lancer Corp.                                                          2,700            31,833
   LandAmerica Financial Group, Inc.                                     8,900           475,260
   Landauer, Inc.                                                        4,000           185,520
 * Landec Corp.                                                         32,194           202,178
   Landmark Bancorp, Inc.                                                  120             3,567
   Landry's Restaurants, Inc.                                           15,050           444,727
 * Landstar Systems, Inc.                                               29,752         2,097,814
 * Lannet Co., Inc.                                                     23,200           215,296
 * Large Scale Biology Corp.                                             2,700             2,916
 * LaserCard Corp.                                                      14,034           139,498
 * Laserscope                                                           12,900           419,508
 * Lattice Semiconductor Corp.                                          90,000           480,420
 * Laureate Education, Inc.                                             27,000         1,063,530
   Lawson Products, Inc.                                                 2,500           122,125
 * Lawson Software, Inc.                                                66,700           412,206
 * Layne Christensen Co.                                                 4,700            91,180
 * Lazare Kaplan International, Inc.                                       200             1,980
   LCA-Vision, Inc.                                                     11,600           380,480
 * LCC International, Inc. Class A                                      27,300           138,957
 * Learning Care Group, Inc.                                             1,500             4,575
 * Learning Tree International, Inc.                                    17,920           235,290
 * Leather Factory, Inc.                                                 4,500            13,860
 * LeCroy Corp.                                                         11,700           250,497
   Lennox International, Inc.                                           36,600           658,434
 * Lesco, Inc.                                                           9,100           109,200
 * Level 8 Systems, Inc.                                                   100                 7
   Levitt Corp. Class A                                                 13,937           358,320
 * Lexar Media, Inc.                                                    55,300           436,317
 * Lexicon Genetics, Inc.                                               75,200           528,656
   Libbey, Inc.                                                          9,000           188,730
   Liberty Corp.                                                         6,600           287,760
   Liberty Homes, Inc. Class B                                             100               500
 * Lifecell Corp.                                                       24,500           253,330
 * Lifecore Biomedical, Inc.                                            17,300           176,633
 * Lifeline Systems, Inc.                                                1,800            48,690
   Lifetime Hoan Corp.                                                   5,800            78,822
*# Lifeway Foods, Inc.                                                     400             3,732

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
*# Ligand Pharmaceuticals, Inc. Class B                                 22,200   $       248,640
 * Lightbridge, Inc.                                                    31,809           149,184
 * Lin TV Corp.                                                         20,500           369,410
   Lincoln Electric Holdings, Inc.                                      16,300           585,007
   Lindsay Manufacturer Co.                                              8,100           227,934
 * Linens 'n Things, Inc.                                               32,600           809,784
 * Lionbridge Technologies, Inc.                                        23,400           128,934
 * Lipid Sciences, Inc.                                                 23,700           109,494
*# Liquidmetal Technologies, Inc.                                       40,600            87,087
   Lithia Motors, Inc. Class A                                          10,000           253,800
 * Littlefuse, Inc.                                                     11,500           448,730
 * LMI Aerospace, Inc.                                                   1,600            11,824
   LNR Property Corp.                                                   14,000           875,700
 * Lodgenet Entertainment Corp.                                         11,000           169,620
 * LogicVision, Inc.                                                    18,900            39,123
 * Logility, Inc.                                                        1,700             7,021
 * LoJack Corp.                                                         14,400           151,488
   Lone Star Steakhouse & Saloon, Inc.                                  12,600           340,074
 * Lone Star Technologies, Inc.                                         26,700           838,380
   Longs Drug Stores Corp.                                              17,700           472,590
   Longview Fibre Co.                                                   40,500           703,890
 * LookSmart, Ltd.                                                      61,700           122,721
   Louisiana-Pacific Corp.                                              61,400         1,502,458
   Lowrance Electronics, Inc.                                            3,500           107,135
   LSB Corp.                                                             1,100            20,306
   LSI Industries, Inc.                                                 18,250           181,405
 * LTX Corp.                                                            59,399           424,109
 * Luby's, Inc.                                                         31,300           223,482
   Lufkin Industries, Inc.                                               4,300           173,118
 * Luminex Corp.                                                        32,009           288,401
 * Lydall, Inc.                                                         22,600           252,668
 * M&F Worldwide Corp.                                                  22,000           287,100
   M/I Homes, Inc.                                                      10,300           465,663
   MacDermid, Inc.                                                      19,000           699,580
 * Mac-Gray Corp.                                                        5,200            39,780
 * Macromedia, Inc.                                                     38,940         1,110,958
 * Macrovision Corp.                                                    25,500           677,025
 * Madden (Steven), Ltd.                                                17,800           335,708
   MAF Bancorp, Inc.                                                    28,320         1,299,888
 * Magma Design Automation, Inc.                                        23,841           323,284
 * Magna Entertainment Corp.                                             8,800            52,800
 * Magnetek, Inc.                                                       41,200           272,332
 * Magnum Hunter Resources, Inc.                                        61,700           826,780
   Main Street Banks, Inc.                                              11,874           376,168
 * Main Street Restaurant Group, Inc.                                   12,000            17,400
 * MAIR Holdings, Inc.                                                  27,700           254,840
 * Management Network Group, Inc.                                       28,920            57,262
 * Manchester Technologies, Inc.                                           900             4,410
 # Mandalay Resort Group                                                 3,700           257,890
 * Manhattan Associates, Inc.                                           17,100           415,530
 # Mannatech, Inc.                                                      10,200           234,600
*# Manning (Greg) Auctions, Inc.                                         4,900            56,203
   Manpower, Inc.                                                        8,813           426,285
 * Manugistic Group, Inc.                                               92,400           254,100
 * MAPICS, Inc.                                                         23,665           230,024
 * Mapinfo Corp.                                                        27,037           323,092
   Marine Products Corp.                                                 6,690           175,278
 * MarineMax, Inc.                                                      18,500           543,900
   Maritrans, Inc.                                                       1,700            30,685
 * MarketWatch, Inc.                                                    27,556           499,866
   MarkWest Hydrocarbon, Inc.                                            2,904            50,994
   Marsh Supermarkets, Inc. Class B                                        200   $         2,558
 * Martek Biosciences Corp.                                             17,600           684,112
*# Martha Stewart Living Omnimedia, Inc.                                19,400           458,228
 * Marvel Enterprises, Inc.                                             39,600           729,828
   MASSBANK Corp.                                                          900            33,390
 # Massey Energy Co.                                                    24,830           872,030
 * Mastec, Inc.                                                         57,008           478,297
 * Material Sciences Corp.                                              20,000           334,400
 * Matria Healthcare, Inc.                                              12,866           450,310
 * Matritech, Inc.                                                      18,900            18,900
 * Matrix Bancorp, Inc.                                                  2,700            32,400
 * Matrix Service Co.                                                   24,100           179,545
 * MatrixOne, Inc.                                                      55,400           366,194
 * Matrixx Initiatives, Inc.                                            11,700           160,173
   Matthews International Corp. Class A                                 13,400           494,058
 * Mattson Technology, Inc.                                             50,478           471,969
 * Maui Land & Pineapple Co., Inc.                                       7,700           251,020
 * Maverick Tube Corp.                                                  29,800           944,660
 * Max & Erma's Restaurants, Inc.                                          500             6,663
 * Maxco, Inc.                                                             300             1,047
   Maxcor Financial Group, Inc.                                          9,200            83,720
*# Maxim Pharmaceuticals, Inc.                                          30,100            87,591
 * Maximus, Inc.                                                        21,800           682,994
 * Maxtor Corp.                                                        175,900           671,938
 * Maxwell Technologies, Inc.                                           18,000           193,320
 * Maxxam, Inc.                                                          3,900           116,961
 * Maxygen, Inc.                                                        41,099           414,689
 # Maytag Corp.                                                          9,300           186,930
   MB Financial, Inc.                                                   11,100           468,420
   MBT Financial Corp.                                                  11,583           276,255
 * McAfee, Inc.                                                             45             1,301
 * McDATA Corp.                                                         49,600           280,240
   MCG Capital Corp.                                                    11,400           193,800
   McGrath Rentcorp                                                      8,700           367,662
 * McMoran Exploration Co.                                              15,000           235,350
   McRae Industries, Inc. Class A                                        1,300            18,200
   MDC Holdings, Inc.                                                   15,918         1,204,993
 * Meade Instruments Corp.                                              27,200            86,224
 * Meadowbrook Insurance Group, Inc.                                    37,800           191,646
 * Medallion Finanacial Corp.                                              400             3,756
 * Medarex, Inc.                                                        76,100           829,490
 * MedCath Corp.                                                        20,346           441,915
*# Med-Design Corp.                                                     13,900            16,819
   Media General, Inc. Class A                                          10,100           628,220
 * Media Services Group, Inc.                                               77             1,110
 * Mediacom Communications Corp.                                        47,300           246,906
 * Medical Action Industries, Inc.                                      13,900           274,942
 * Medical Staffing Network Holdings, Inc.                              40,700           350,427
   Medicis Pharmaceutical Corp.
     Class A                                                             3,000           110,370
*# Medifast, Inc.                                                       13,000            44,720
 * MedQuist, Inc.                                                       30,859           374,165
 * MEDTOX Scientific, Inc.                                               5,184            40,176
 * MEMC Electronic Materials, Inc.                                      12,800           136,064
 * Memry Corp.                                                          18,000            50,400
 # Mentor Corp.                                                         23,400           722,124
 * Mentor Graphics Corp.                                                48,600           609,930
   Mercantile Bank Corp.                                                 2,315            94,452

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Merchants Bancshares, Inc.                                            3,250   $        96,525
   Merchants Group, Inc.                                                 1,400            33,950
   Mercury Air Group, Inc.                                                 800             3,160
 * Mercury Computer Systems, Inc.                                       19,265           606,848
*# Merge Technologies, Inc.                                             13,937           268,566
   Meridian Bioscience, Inc.                                             4,597            76,080
 * Meridian Resource Corp.                                              79,000           539,570
 * Merit Medical Systems, Inc.                                          26,911           305,709
 * Meritage Homes Corp.                                                  9,200           861,120
 * Meritage Hospitality Group, Inc.                                      1,000             5,000
 * Merix Corp.                                                          26,950           293,216
 * Merrimac Industries, Inc.                                             1,300            11,960
 * Mesa Air Group, Inc.                                                 46,500           326,430
   Mesa Laboratories, Inc.                                               4,800            56,400
 * Mestek, Inc.                                                          3,700            67,044
 * Meta Group, Inc.                                                      5,500            29,260
 * Metal Management, Inc.                                               16,600           436,248
 * Metals USA, Inc.                                                     23,315           437,156
 * MetaSolv, Inc.                                                       49,555           120,914
   Methode Electronics, Inc.                                            23,300           307,560
   Met-Pro Corp.                                                         2,133            28,156
 * Metris Companies, Inc.                                               65,300           756,174
 * Metro One Telecommunications, Inc.                                   19,566            32,871
   MetroCorp. Bancshares, Inc.                                           1,400            30,310
 * Metrologic Instruments, Inc.                                         20,400           416,772
 * Mexican Restaurants, Inc.                                               500             4,270
   MFB Corp.                                                               200             5,660
 * MFRI, Inc.                                                              300             2,100
   MGE Energy, Inc.                                                      8,540           294,288
 * MGI Pharma, Inc.                                                     22,400           604,576
   MGP Ingredients, Inc.                                                 2,600            24,284
 * Michael Anthony Jewelers, Inc.                                        1,800             3,699
   Michaels Stores, Inc.                                                41,200         1,125,996
 * Micrel, Inc.                                                         42,150           450,162
 * Micro Component Technology, Inc.                                      3,300             2,145
 * Micro Linear Corp.                                                   12,900            59,469
 * Micro Therapeutics, Inc.                                             44,976           179,004
 * MicroFinancial, Inc.                                                 12,600            49,266
 * Micromuse, Inc.                                                      38,000           199,804
 * Micros Systems, Inc.                                                 10,800           792,396
 * Microsemi Corp.                                                      46,200           822,360
 * MicroStrategy, Inc.                                                   4,900           316,295
 * Microtek Medical Holdings, Inc.                                      63,000           257,040
 * Microtune, Inc.                                                      47,200           282,256
*# Microvision, Inc.                                                    18,900           143,829
   Mid Penn Bancorp, Inc.                                                  210             5,502
 * Midas, Inc.                                                          19,400           374,614
   Middleby Corp.                                                        9,900           568,458
   Middlesex Water Co.                                                     666            13,253
   Midland Co.                                                           4,000           127,200
   Mid-State Bancshares                                                 15,532           463,475
*# Midway Games, Inc.                                                   46,800           507,312
 * Midwest Air Group, Inc.                                              22,918            68,754
   Midwest Banc Holdings, Inc.                                          10,550           243,494
 * Mikohn Gaming Corp.                                                  19,200           156,480
 * Milacron, Inc.                                                       61,519           183,942
*# Milestone Scientific, Inc.                                            4,900             8,330
 * Millennium Cell, Inc.                                                20,700            18,837
 * Millennium Chemicals, Inc.                                           44,800         1,190,784
 * Miller Industries, Inc.                                               8,500            93,585
 * MIM Corp.                                                            30,800           199,276
 * Mindspeed Technologies, Inc.                                         93,752   $       234,380
   Mine Safety Appliances Co.                                           15,900           753,660
   Minerals Technologies, Inc.                                          14,200           942,170
 * MIPS Technologies, Inc.                                              51,191           447,921
 * Misonix, Inc.                                                         9,298            58,670
 * Mission Resources Corp.                                              48,600           301,806
 * Mitcham Industries, Inc.                                             12,096            90,720
 * Mity Enterprises, Inc.                                                2,400            35,880
 * MKS Instruments, Inc.                                                33,281           565,444
 * Mobile Mini, Inc.                                                    17,200           520,988
 * Mobility Electronics, Inc.                                           23,400           227,214
 * Mobius Management Systems, Inc.                                       9,100            72,800
   Mocon, Inc.                                                           1,500            13,860
   Modine Manufacturing Co.                                             12,400           398,660
 * Mod-Pac Corp.                                                         1,350            16,335
 * Mod-Pac Corp. Class B                                                   168             2,033
 * Modtech Holdings, Inc.                                               18,900           154,224
 * Moldflow Corp.                                                       15,600           218,400
 * Molecular Devices Corp.                                              17,700           372,231
   Monaco Coach Corp.                                                   28,550           568,145
 * Monarch Casino & Resort, Inc.                                         2,500            87,300
 * Mondavi (Robert) Corp. Class A                                        9,000           506,700
 * Monolithic System Technology, Inc.                                   29,700           138,699
 * Monro Muffler Brake, Inc.                                             5,250           128,888
 * Monster Worldwide, Inc.                                              29,400           828,786
 * Monterey Pasta Co.                                                   18,200            58,240
 * Moog, Inc. Class A                                                   11,250           472,725
 * Moog, Inc. Class B                                                      300            12,780
 * Morgan Group Holding Co.                                                100                 9
 * Moscow CableCom Corp.                                                 1,000             6,350
 * Mossimo, Inc.                                                         2,300             8,303
 * Mothers Work, Inc.                                                    7,400            95,386
 * Motorcar Parts of America, Inc.                                         200             1,467
   Movado Group, Inc.                                                   13,500           248,400
   Movie Gallery, Inc.                                                  18,700           325,941
 * MPS Group, Inc.                                                      87,800           988,628
 * MRO Software, Inc.                                                   28,400           364,940
 * MRV Communications, Inc.                                            114,200           440,698
   MSC Industrial Direct Co., Inc. Class A                              10,900           388,258
 * MSC.Software Corp.                                                   33,600           319,536
 * MTC Technologies, Inc.                                                7,600           233,624
 * MTM Technologies, Inc.                                                1,200             5,040
 * MTR Gaming Group, Inc.                                               33,500           337,010
   MTS Systems Corp.                                                    16,200           491,670
   Mueller Industries, Inc.                                             26,055           800,670
 * Multi-Color Corp.                                                     3,075            50,123
*# Multimedia Games, Inc.                                               27,900           364,932
   Myers Industries, Inc.                                               18,570           210,398
 * Mykrolis Corp.                                                       48,400           593,384
 * Myriad Genetics, Inc.                                                28,200           542,568
   Mystic Financial, Inc.                                                  210             8,610
 * Nabi Biopharmaceuticals                                              50,317           724,565
   NACCO Industries, Inc. Class A                                        3,800           416,062
*# Nanogen, Inc.                                                        48,900           219,561
 * Nanometrics, Inc.                                                    18,100           294,487
 * Nanophase Technologies Corp.                                         17,300           106,741
*# Napco Security Systems, Inc.                                          3,360            33,264
   Nara Bancorp, Inc.                                                   13,600           282,336
   Nash Finch Co.                                                        7,800           289,458
 * Nashua Corp.                                                          1,400            14,700

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Nassda Corp.                                                         34,081   $       145,867
*# Nastech Pharmaceutical Co., Inc.                                     11,800           179,124
 * NATCO Group, Inc. Class A                                            19,200           162,816
 * Nathan's Famous, Inc.                                                 3,100            25,885
   National Beverage Corp.                                               7,800            73,398
 * National Dentex Corp.                                                 2,600            67,886
   National Healthcare Corp.                                               300            10,530
   National Home Health Care Corp.                                       3,097            35,585
 * National Medical Health Card
     Systems, Inc.                                                       5,300           113,367
 * National Patent Development Corp.                                    10,800            18,576
   National Penn Bancshares, Inc.                                       13,096           377,165
   National Presto Industries, Inc.                                      2,200            99,748
 * National Research Corp.                                               2,900            46,400
 * National RV Holdings, Inc.                                           14,200           138,166
   National Security Group, Inc.                                         1,000            22,065
 * National Technical Systems, Inc.                                        900             4,779
 * National Western Life Insurance Co.
     Class A                                                             1,700           275,723
 * National-Oilwell, Inc.                                                6,569           237,798
 * Natrol, Inc.                                                          5,100            17,238
   Nature's Sunshine Products, Inc.                                      8,900           148,986
 * Natus Medical, Inc.                                                  23,500           169,200
 # Nautilus Group, Inc.                                                 22,350           487,007
 * Navarre Corp.                                                        24,600           418,938
 * Navigant Consulting, Inc.                                            39,300           917,655
 * Navigant International, Inc.                                         19,000           208,620
 * Navigators Group, Inc.                                               12,818           362,109
   NBT Bancorp, Inc.                                                    13,900           352,921
 * NBTY, Inc.                                                           41,300         1,076,278
 * NCI Building Systems, Inc.                                           20,800           771,680
 * NCO Group, Inc.                                                      23,849           598,848
   NDCHealth Corp.                                                      19,200           362,496
 * NeighborCare, Inc.                                                   29,800           837,082
 * Nektar Therapeutics                                                  52,222           975,768
   Nelson (Thomas), Inc.                                                 9,500           234,650
 * Neoforma, Inc.                                                       27,890           207,223
 * Neogen Corp.                                                          3,500            75,740
 * NeoMagic Corp.                                                       39,100            33,235
 * NEON Systems, Inc.                                                    4,800            17,664
 * Neopharm, Inc.                                                       32,284           376,109
 * Neose Technologies, Inc.                                             36,128           252,535
 * Neoware Systems, Inc.                                                23,200           203,232
 * NES Rentals Holdings, Inc.                                                6                66
 * Net2Phone, Inc.                                                      55,300           189,679
   NetBank, Inc.                                                        28,156           289,162
*# Netflix, Inc.                                                        12,500           142,250
 * NetIQ Corp.                                                          44,300           543,561
 * NetManage, Inc.                                                       9,157            52,195
 * Netopia, Inc.                                                        26,000            79,300
 * NetRatings, Inc.                                                     37,600           752,000
 * Netscout System, Inc.                                                42,638           322,770
 * Network Engines, Inc.                                                44,800           104,384
 * Network Equipment Technologies,
     Inc.                                                               35,600           338,556
*# Network Plus Corp.                                                    7,400                 6
 * Neurocrine Biosciences, Inc.                                          8,100           372,600
 * Neurogen Corp.                                                       39,993           349,939
 * Nevada Gold & Casinos, Inc.                                          14,300           157,014
 * New Brunswick Scientific Co., Inc.                                    3,751            20,255
 * New Century Financial Corp.                                          14,700           929,922
   New Hampshire Thrift Bancshares,
     Inc.                                                                  100   $         2,913
 * New Horizons Worldwide, Inc.                                          1,975             6,873
   New Jersey Resources Corp.                                           12,000           522,000
 * Newfield Exploration Co.                                                371            23,317
 * NewMarket Corp.                                                      19,400           372,286
   NewMil Bancorp, Inc.                                                  1,600            48,176
 * Newpark Resources, Inc.                                              94,500           540,540
 * Newport Corp.                                                        41,600           513,344
 * Newtek Business Services, Inc.                                       41,544           170,538
 * Nextel Partners, Inc.                                                21,500           388,935
   Niagara Corp.                                                           900             7,155
 * NIC, Inc.                                                            61,800           283,971
 # Nicor, Inc.                                                          10,900           402,210
   NL Industries, Inc.                                                  18,100           408,879
 * NMS Communications Corp.                                             45,002           287,473
 * NMT Medical, Inc.                                                     7,700            32,648
   NN, Inc.                                                              4,400            56,056
 * Nobel Learning Communities, Inc.                                      3,200            23,200
   Nobility Homes, Inc.                                                  1,900            41,040
   Noble International, Ltd.                                             4,500            88,700
   Nordson Corp.                                                         9,000           342,540
 * Norstan, Inc.                                                        18,000            68,940
 * North American Scientific, Inc.                                      20,200            90,900
   North Central Bancshares, Inc.                                          400            15,530
   North Pittsburgh Systems, Inc.                                        9,100           228,319
   Northeast Bancorp                                                       200             4,540
   Northeast Pennsylvania Financial
     Corp.                                                               1,400            23,786
   Northern Technologies International
     Corp.                                                               5,100            37,230
*# Northfield Laboratories, Inc.                                        12,900           241,230
 * Northland Cranberries, Inc.                                             100                81
   Northrim BanCorp, Inc.                                                2,630            59,964
   Northway Financial, Inc.                                                200             6,770
 * Northwest Airlines Corp.                                             21,000           215,040
   Northwest Bancorp, Inc.                                              20,235           523,479
   Northwest Natural Gas Co.                                             7,600           257,336
 * Northwest Pipe Co.                                                    3,900            74,490
   Norwood Financial Corp.                                                 300             9,575
 * NovaMed, Inc.                                                        30,885           146,704
 * Novatel Wireless, Inc.                                                7,000           147,420
 * Novavax, Inc.                                                        36,248           123,968
 * Novell, Inc.                                                        117,900           719,190
 * Noven Pharmaceuticals, Inc.                                          19,601           358,306
 * Novoste Corp.                                                        22,500            30,375
 * NPS Pharmaceuticals, Inc.                                             9,800           175,518
 * NS Group, Inc.                                                       25,700           569,512
   NSD Bancorp, Inc.                                                     1,735            66,277
 * NTN Communications, Inc.                                             44,700           123,372
 * Nu Horizons Electronics Corp.                                        22,995           190,882
   Nu Skin Enterprises, Inc. Class A                                    21,200           476,576
 * NuCo2, Inc.                                                          12,600           312,480
   NUI Corp.                                                             7,700           105,490
 * NumereX Corp. Class A                                                 1,100             5,258
 * Nutraceutical International Corp.                                    15,800           253,274
 * Nutri/System, Inc.                                                   10,300            25,647
 * Nuvelo, Inc.                                                         19,000           185,250
   NWH, Inc.                                                             3,200            47,840
 * NYFIX, Inc.                                                          37,525           239,785
   NYMAGIC, Inc.                                                         5,500           134,915

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * O'Charleys, Inc.                                                     23,300   $       442,700
 * O'Reilly Automotive, Inc.                                             9,200           400,568
 * O.I. Corp.                                                            1,000            10,779
   Oak Hill Financial, Inc.                                              1,200            45,708
   Oakley, Inc.                                                         75,100           912,465
 * Obie Media Corp.                                                      1,100             7,535
*# OCA, Inc.                                                            55,200           315,744
 * Oceaneering International, Inc.                                      18,300           702,720
   OceanFirst Financial Corp.                                            9,200           233,312
 * Ocular Sciences, Inc.                                                23,300         1,125,716
 * Ocwen Financial Corp.                                                74,200           692,286
 * Odyssey Healthcare, Inc.                                             32,700           436,545
 * Odyssey Marine Exploration, Inc.                                     14,800            39,960
 # Odyssey Re Holdings Corp.                                            25,500           615,825
 * Offshore Logistics, Inc.                                             22,300           845,170
 * Oglebay Norton Co.                                                      900               261
 * Ohio Casualty Corp.                                                  48,600         1,043,928
 * Oil States International, Inc.                                       44,400           904,428
   Oil-Dri Corp. of America                                                800            12,800
 * Old Dominion Freight Line, Inc.                                      20,925           655,999
   Olin Corp.                                                           24,500           555,905
 * Olympic Steel, Inc.                                                   9,200           248,400
 * OM Group, Inc.                                                       31,900           980,606
 * Omega Protein Corp.                                                  32,771           275,604
 * OMNI Energy Services Corp.                                           12,400            36,332
 * Omnicell, Inc.                                                       14,500           155,875
*# OmniVision Technologies, Inc.                                        31,700           565,528
 * Omnova Solutions, Inc.                                               10,300            58,813
 * On Assignment, Inc.                                                  31,130           162,499
 * ON Semiconductor Corp.                                              197,800           721,970
 * One Price Clothing Stores, Inc.                                         143                 0
*# Oneida, Ltd.                                                         11,800            29,854
 * Online Resources Corp.                                               14,600           102,930
*# Onvia, Inc.                                                             100               614
   Onyx Acceptance Corp.                                                   500            13,935
 * Onyx Pharmacueticals, Inc.                                           15,100           472,328
 * ONYX Software Corp.                                                  18,300            60,207
 * Opent Technologies, Inc.                                             29,527           255,113
 * Openwave Systems, Inc.                                               34,900           459,982
 * Opinion Research Corp.                                                5,400            34,101
 * Opsware, Inc.                                                        45,100           308,935
 * OPTi, Inc.                                                            2,700             3,888
 * Optical Cable Corp.                                                   7,200            39,024
 * Optical Communication Products,
     Inc.                                                               47,777           104,154
 * Optical Sensors, Inc.                                                   300               975
   Option Care, Inc.                                                    23,475           404,240
 * OraSure Technologies, Inc.                                           37,300           267,068
 * Orbital Sciences Corp.                                               46,583           605,579
 * Orchid Biosciences, Inc.                                             23,660           253,399
 * Oregon Steel Mills, Inc.                                             36,300           652,674
 * Orleans Homebuilders, Inc.                                           20,400           375,564
 * Orphan Medical, Inc.                                                  2,600            26,468
 * Orthologic Corp.                                                     43,200           247,536
 * Oscient Pharmaceutical Corp.                                         83,010           270,613
   OshKosh B'Gosh, Inc. Class A                                          5,900           120,950
   Oshkosh Truck Corp. Class B                                          16,200         1,017,684
 * OSI Pharmaceuticals, Inc.                                            13,400           637,572
 * OSI Systems, Inc.                                                    18,300           397,476
 * Osteotech, Inc.                                                      23,900           130,016
   Otter Tail Corp.                                                      7,100           191,203
   Outlook Group Corp.                                                     400   $         2,852
 * Overland Storage, Inc.                                               20,262           300,891
   Overseas Shipholding Group, Inc.                                     12,000           788,280
*# Overstock.com, Inc.                                                  11,100           790,986
   Owens & Minor, Inc.                                                  16,400           455,100
 * Owens-Illinois, Inc.                                                 73,200         1,531,344
 # Oxford Industries, Inc.                                               7,900           322,320
 * Oxigene, Inc.                                                         3,300            18,384
 * OYO Geospace Corp.                                                    5,300            83,952
 * P & F Industries, Inc. Class A                                        1,300            19,175
 * P.A.M. Transportation Services, Inc.                                 14,261           289,498
 * P.F. Chang's China Bistro, Inc.                                      10,400           584,896
   Pacific Capital Bancorp                                              36,977         1,220,611
 * Pacific Mercantile Bancorp                                            4,200            59,556
 * Pacific Premier Bancorp, Inc.                                         4,020            57,285
 * Pacific Sunwear of California, Inc.                                  40,725           904,502
 * PacifiCare Health Systems, Inc.                                      47,800         2,313,520
   Packaging Dynamics Corp.                                              3,440            49,226
 * Packeteer, Inc.                                                      27,300           354,900
 * Pac-West Telecomm, Inc.                                               1,900             2,337
 * Pain Therapeutics, Inc.                                              32,700           246,231
 * PainCare Holdings, Inc.                                              54,900           159,210
 * Palm Harbor Homes, Inc.                                              25,331           395,417
*# PalmOne, Inc.                                                        46,600         1,632,864
 * PalmSource, Inc.                                                     18,239           288,906
 * Palomar Medical Technologies, Inc.                                    9,600           216,288
 * Panavision, Inc.                                                        700             4,375
*# Panera Bread Co.                                                     10,600           423,364
 * Pantry, Inc.                                                         20,600           566,912
 * Papa John's International, Inc.                                      14,000           497,980
 * Par Pharmaceutical Companies, Inc.                                   19,600           773,416
 * PAR Technology Corp.                                                    900            10,638
 * Paradyne Networks Corp.                                              64,103           248,720
 * Paragon Technologies, Inc.                                            1,900            18,183
 * Parallel Petroleum Corp.                                             37,390           208,262
 * Parametric Technology Corp.                                          91,200           533,520
 * Parexel International Corp.                                          30,500           629,215
   Park Electrochemical Corp.                                           15,400           324,786
 * Parker Drilling Co.                                                 111,700           488,129
*# Parkervision, Inc.                                                    9,213            68,637
 * Park-Ohio Holdings Corp.                                              6,400           143,872
   Parkvale Financial Corp.                                              1,200            37,452
 * Parlex Corp.                                                          7,300            44,530
   Partners Trust Financial Group, Inc.                                  4,719            52,806
 * Party City Corp.                                                     21,300           272,427
 * Path 1 Network Technologies, Inc.                                     5,400            18,684
 * Pathmark Stores, Inc.                                                41,000           225,910
*# Patient Infosystems, Inc.                                               133               412
   Patina Oil & Gas Corp.                                               31,562         1,047,858
 * Patriot Transportation Holding, Inc.                                  1,500            62,490
   Patterson-UTI Energy, Inc.                                           31,748           634,960
 * Paxar Corp.                                                          38,231           885,048
 * Paxson Communications Corp.                                          45,500            52,780
 * Payless ShoeSource, Inc.                                             47,200           551,296
 * PC Connection, Inc.                                                  28,483           200,235
 * PC Mall, Inc.                                                        13,000           315,900
 * PC-Tel, Inc.                                                         28,900           233,223
 * PDF Solutions, Inc.                                                  31,799           409,253
 * PDI, Inc.                                                            17,966           418,069
   Peabody Energy Corp.                                                 14,500         1,203,500
 * PEC Solutions, Inc.                                                  29,700           421,443

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Pediatric Services of America, Inc.                                   9,500   $       497,945
 * Pediatrix Medical Group, Inc.                                        16,900         1,052,870
 * Peerless Manufacturing Co.                                              900            13,455
 * Peerless Systems Corp.                                               15,100            21,593
 * Peet's Coffee & Tea, Inc.                                            13,100           331,168
*# Pegasus Communications Corp.                                         12,000            91,200
 * Pegasus Solutions, Inc.                                              25,900           302,771
 * Pegasystems, Inc.                                                    41,110           298,459
 * Pemstar, Inc.                                                        50,855            77,859
   Penford Corp.                                                           500             8,400
 * Penn National Gaming, Inc.                                           19,800         1,044,846
 * Penn Treaty American Corp.                                           17,000            30,600
   Penn Virginia Corp.                                                  10,020           435,469
   Penn-America Group, Inc.                                              8,828           130,743
   Pennfed Financial Services, Inc.                                      1,600            27,488
 * Penwest Pharmaceuticals Co.                                          19,004           236,600
   Peoples Community Bancorp                                             1,100            25,465
   Peoples Energy Corp.                                                  9,600           428,352
   Peoples Holding Co.                                                   1,350            47,655
   Pep Boys - Manny, Moe & Jack                                         55,600           875,700
 * Perceptron, Inc.                                                     11,135            76,497
 * Performance Food Group Co.                                           30,200           792,448
 * Performance Technologies, Inc.                                       18,550           132,262
 * Pericom Semiconductor Corp.                                          30,306           266,087
 * Perini Corp.                                                         34,900           521,755
 * Perot Systems Corp.                                                  72,200         1,155,922
   Perrigo Co.                                                          44,300           799,172
 * Perry Ellis International, Inc.                                      12,500           238,625
 * Per-Se Technologies, Inc.                                            19,233           265,223
 * Pervasive Software, Inc.                                             30,600           122,094
 * PetMed Express, Inc.                                                 17,964           116,766
 * Petrocorp, Inc. Escrow Shares                                         5,200               312
 * Petroleum Development Corp.                                          20,400           838,848
   PETsMART, Inc.                                                       34,200         1,172,034
   PFF Bancorp, Inc.                                                     9,380           423,976
 * Pharmaceutical Products
     Development Service, Inc.                                          15,000           631,650
 * Pharmacopia Drug Discovery, Inc.                                     13,750            79,475
 * Pharmacyclics, Inc.                                                  28,500           296,970
*# Pharmanetics, Inc.                                                      100               101
 * PharmChem, Inc.                                                         700                14
 * Philadelphia Consolidated Holding
     Corp.                                                              15,800         1,078,350
   Phillips-Van Heusen Corp.                                            16,800           458,640
 * Phoenix Technologies, Ltd.                                           35,600           288,716
 * PhotoMedex, Inc.                                                     22,000            49,500
 * Photon Dynamics, Inc.                                                18,700           412,335
 * Photronics, Inc.                                                     34,095           642,350
 * Pico Holdings, Inc.                                                  10,600           218,466
 # Piedmont Natural Gas Co.                                             18,000           423,180
   Pier 1 Imports, Inc.                                                 27,800           507,072
   Pilgrim's Pride Corp.                                                26,000           871,000
   Pinnacle Bancshares, Inc.                                               100             1,520
 * Pinnacle Entertainment, Inc.                                         30,900           561,762
 * Pinnacle Financial Partners, Inc.                                     3,320            80,776
 * Pinnacle Systems, Inc.                                               76,200           397,764
 * Pioneer Drilling Co.                                                  1,600            15,440
   Pioneer Natural Resources Co.                                        18,489           650,813
 * Piper Jaffray Companies, Inc.                                        13,500           621,135
 * Pixelworks, Inc.                                                     36,300           408,375
 * Plains Exploration & Production Co.                                  65,371         1,832,349
 * Planar Systems, Inc.                                                 20,300   $       216,398
   Plantronics, Inc.                                                     7,700           317,163
 * PLATO Learning, Inc.                                                 32,158           224,784
 * Playboy Enterprises, Inc. Class A                                     2,400            27,120
 * Playboy Enterprises, Inc. Class B                                    29,600           358,160
 * Playtex Products, Inc.                                               50,400           378,000
 * Plexus Corp.                                                         35,400           486,750
 * Plug Power, Inc.                                                     58,111           343,436
 * PLX Technology, Inc.                                                 35,300           318,053
 * PMA Capital Corp. Class A                                            29,100           289,545
 * PMC-Sierra, Inc.                                                      1,300            14,352
   PNM Resources, Inc.                                                  20,550           522,792
   Pocahontas Bancorp, Inc.                                              1,600            25,040
   Pogo Producing Co.                                                    6,800           343,400
 * Point.360                                                             3,700             9,102
 # Polaris Industries, Inc.                                             10,600           698,540
 * Polycom, Inc.                                                        32,800           749,152
   PolyMedica Corp.                                                     16,500           586,575
 * PolyOne Corp.                                                         3,200            29,536
 * Pomeroy IT Solutions, Inc.                                           17,600           240,416
   Pope & Talbot, Inc.                                                  11,600           194,880
 * Portal Software, Inc.                                                57,595           198,703
 * Portfolio Recovery Associates, Inc.                                  10,200           382,500
 * Possis Medical, Inc.                                                 14,500           167,330
   Potlatch Corp.                                                       13,900           705,008
 * Powell Industries, Inc.                                              13,468           217,778
 * Power Intergrations, Inc.                                            15,900           313,707
   PowerCerv Corp.                                                         288                86
 * Power-One, Inc.                                                      46,900           431,011
 * Powerwave Technologies, Inc.                                         68,900           557,263
 * Pozen, Inc.                                                          28,600           198,484
 * PRAECIS Pharmaceuticals, Inc.                                        64,700           136,517
   Precision Castparts Corp.                                             9,783           634,330
   Preformed Line Products Co.                                             600            16,950
 * Premier Financial Bancorp                                               100             1,105
*# Pre-Paid Legal Services, Inc.                                         9,800           335,650
   Presidential Life Corp.                                              18,475           308,717
 * Presstek, Inc.                                                       34,300           366,324
 * Pressure BioSciences, Inc.                                            2,900             8,845
 * PRG-Schultz International, Inc.                                      72,980           394,092
 * Price Communications Corp.                                           39,610           717,337
*# Priceline.com, Inc.                                                  12,784           305,154
*# Pricesmart, Inc.                                                      9,300            73,935
 * Pride International, Inc.                                            37,000           723,720
 * PRIMEDIA, Inc.                                                       86,874           277,997
 * Primus Telecommunications Group,
     Inc.                                                               47,139           142,831
   Princeton National Bancorp, Inc.                                      1,400            40,460
 * Princeton Review, Inc.                                               11,000            65,340
 * Printronix, Inc.                                                      1,200            20,208
 * Priority Healthcare Corp.                                            22,368           467,491
 * Private Business, Inc.                                                  454               972
   PrivateBancorp, Inc.                                                  3,600           123,984
 * ProAssurance Corp.                                                   22,600           882,530
 * Procom Technology, Inc.                                               1,200             1,584
 * Progenics Pharmaceuticals, Inc.                                      18,252           272,867
 * Progress Software Corp.                                              35,800           812,660
 * ProQuest Co.                                                         12,500           338,125
   Prosperity Bancshares, Inc.                                          15,937           451,973
 * Protection One, Inc.                                                 14,600             3,796
 * Protein Design Labs, Inc.                                            59,700         1,081,764

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Providence & Worcester Railroad Co.                                   1,900   $        23,370
   Provident Bancorp, Inc.                                               7,485            99,251
   Provident Bankshares Corp.                                           11,381           418,138
   Provident Financial Holdings, Inc.                                    1,350            39,420
   Provident Financial Services, Inc.                                    6,899           134,048
 * Province Healthcare Co.                                              36,600           821,304
 * ProxyMed, Inc.                                                        6,082            42,574
 * PSB Bancorp, Inc.                                                       500             6,875
 * PSS World Medical, Inc.                                              66,300           829,678
 * Psychiatric Solutions, Inc.                                          12,100           393,855
 * PTEK Holdings, Inc.                                                  41,100           432,783
   Pulaski Financial Corp.                                               1,400            27,650
   Pulitzer, Inc.                                                        2,800           178,108
 * PW Eagle, Inc.                                                        4,200            16,586
   Pyramid Breweries, Inc.                                               5,400            11,610
   QAD, Inc.                                                            21,700           178,808
 * QEP Co., Inc.                                                           200             3,152
 * QLT, Inc.                                                            10,700           171,735
   Quaker Chemical Corp.                                                 6,680           161,656
   Quaker Fabric Corp.                                                  18,500           106,375
 * Quality Dining, Inc.                                                  2,300             7,222
 * Quality Systems, Inc.                                                 3,700           227,217
   Quanex Corp.                                                          6,700           395,300
 * Quanta Services, Inc.                                                95,700           737,847
 * Quantum Corp.                                                        47,000           134,420
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                    46,700           290,007
 * Quest Software, Inc.                                                 63,100           976,788
 * QuickLogic Corp.                                                     31,598            77,099
 * Quidel Corp.                                                         46,800           301,860
*# Quigley Corp.                                                        10,200            82,416
 * Quiksilver, Inc.                                                     34,600         1,025,890
 * Quinton Cardiology Systems, Inc.                                     18,491           189,533
 * Quipp, Inc.                                                           2,507            33,694
   Quixote Corp.                                                         4,400            92,224
 * Quovadx, Inc.                                                        43,433            82,957
 * R&B, Inc.                                                             3,700            92,500
 * R.H. Donnelley Corp.                                                 11,200           612,640
 * Radiant Systems, Inc.                                                39,099           243,978
 * Radio One, Inc.                                                      15,800           219,304
 * Radiologix, Inc.                                                     27,800           104,250
 * RadiSys Corp.                                                        21,111           297,454
 * RailAmerica, Inc.                                                    43,200           552,960
 * Raindance Communictions, Inc.                                        71,406           164,948
   Ralcorp Holdings, Inc.                                               20,900           861,080
 * Rambus, Inc.                                                         23,500           543,085
 * Ramtron International Corp.                                          19,500            71,760
   Range Resources Corp.                                                52,600         1,090,924
 * Rare Hospitality International, Inc.                                 19,950           597,702
   Raven Industries, Inc.                                                9,600           206,112
 * Rayovac Corp.                                                        18,800           557,984
   Raytech Corp.                                                        25,960            48,026
 * RC2 Corp.                                                            17,700           553,833
 * RCM Technologies, Inc.                                                5,300            27,030
*# RCN Corp.                                                            51,700             3,826
   Reader's Digest Association, Inc.                                    22,500           321,750
 * Reading International, Inc. Class A                                     560             4,710
 * Reading International, Inc. Class B                                     140             1,155
 * RealNetworks, Inc.                                                  121,100           762,930
 * Red Hat, Inc.                                                        74,300         1,075,864
 * Redback Networks, Inc.                                               17,436            83,693
*# Redhook Ale Brewery, Inc.                                             5,500   $        19,250
   Redwood Empire Bancorp                                                1,575            45,029
 # Reebok International, Ltd.                                           25,000           972,000
 * Refac                                                                    40               172
   Regal-Beloit Corp.                                                   13,500           380,835
 * Regeneration Technologies, Inc.                                      37,248           346,406
 * Regeneron Pharmaceuticals, Inc.                                      46,400           427,808
 * Regent Communications, Inc.                                          54,661           312,114
   Regis Corp.                                                          20,400           910,860
 * Register.com, Inc.                                                   33,200           193,224
 * RehabCare Group, Inc.                                                19,200           505,344
 * Reliability, Inc.                                                     1,000               790
   Reliance Steel & Aluminum Co.                                        15,400           614,614
 * Reliant Energy, Inc.                                                 62,500           742,500
   Reliv International, Inc.                                            10,393            84,911
 * Remec, Inc.                                                          69,062           416,444
 * RemedyTemp, Inc.                                                      7,600            83,752
 * Remington Oil & Gas Corp.                                            23,500           680,325
   Renaissance Learning, Inc.                                           11,300           217,638
 * Renal Care Group, Inc.                                                7,050           234,765
 * Rent-A-Center, Inc.                                                  20,250           516,173
 * Rentrak Corp.                                                         8,500            83,300
 * Rent-Way, Inc.                                                       38,800           329,024
 * Repligen Corp.                                                       39,700            96,074
 * Reptron Electronics, Inc.                                                58               426
   Republic Bancorp, Inc.                                               34,069           529,435
   Republic Bancorp, Inc. Class A                                        1,050            29,138
 * Republic First Bancorp, Inc.                                          2,750            42,075
 * Res-Care, Inc.                                                       31,149           467,235
 * ResMed, Inc.                                                          2,600           130,156
   Resource America, Inc.                                               13,600           400,248
 * Resources Connection, Inc.                                            8,600           390,096
*# Respironics, Inc.                                                    11,917           659,963
 * Restoration Hardware, Inc.                                           48,700           247,883
 * Retail Ventures, Inc.                                                41,300           302,729
 * Retek, Inc.                                                          60,900           371,490
 * Revlon, Inc.                                                         77,172           162,833
 * Rewards Network, Inc.                                                34,400           216,720
 * Rex Stores Corp.                                                     15,725           276,760
 * Rexhall Industries, Inc.                                              2,600             1,118
   Reynolds & Reynolds Co.                                                 900            21,357
 * RF Micro Devices, Inc.                                              121,100           842,856
 * RF Monolithics, Inc.                                                 10,200            96,084
   RGC Resources, Inc.                                                     700            16,940
   Richardson Electronics, Ltd.                                         11,900           132,685
   Riggs National Corp.                                                 14,814           298,058
 * Rimage Corp.                                                          4,200            63,882
*# Rita Medical Systems, Inc.                                           33,900           104,073
 * Riverstone Networks, Inc.                                            90,600            97,395
   Riverview Bancorp, Inc.                                                 900            19,387
 * Riviera Holdings Corp.                                                1,100            29,700
 * Riviera Tool Co.                                                        300               735
   RLI Corp.                                                            10,500           437,325
   Roanoke Electric Steel Corp.                                            800            14,392
   Robbins & Myers, Inc.                                                10,000           241,400
 * Rochester Medical Corp.                                               2,400            21,600
   Rock of Ages Corp.                                                    1,800            13,340
 * Rockford Corp.                                                        7,500            16,425
   Rock-Tenn Co. Class A                                                26,500           427,710
 * Rocky Shoes & Boots, Inc.                                             1,500            31,200
 * Rofin-Sinar Technologies, Inc.                                       17,200           670,800

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Rogers Corp.                                                          9,500   $       450,775
   Rollins, Inc.                                                        27,300           670,215
   Roper Industries, Inc.                                                1,200            73,860
 * Rowan Companies, Inc.                                                 6,500           168,350
   Royal Bancshares of Pennsylvania,
     Inc. Class A                                                          116             3,364
   Royal Gold, Inc.                                                     11,600           205,552
 * Royale Energy, Inc.                                                   2,974            22,811
   RPC, Inc.                                                             8,800           239,800
 * RSA Security, Inc.                                                   43,400           917,910
 * RTI International Metals, Inc.                                       24,900           536,595
 * RTW, Inc.                                                             2,000            18,260
 * Rubio's Restaurants, Inc.                                            12,448           165,309
 # Ruby Tuesday, Inc.                                                   16,600           457,330
   Ruddick Corp.                                                        28,900           630,309
 * Rudolph Technologies, Inc.                                           19,600           313,600
 * Rush Enterprises, Inc. Class A                                        2,900            44,022
 * Rush Enterprises, Inc. Class B                                        2,900            46,748
   Russ Berrie & Co., Inc.                                              14,900           338,826
   Russell Corp.                                                        22,300           408,982
 * Ryan's Restaurant Group, Inc.                                        34,050           519,944
   Ryder System, Inc.                                                   18,100           970,884
   Ryerson Tull, Inc.                                                   17,000           275,060
 # Ryland Group, Inc.                                                   16,228         1,644,708
 * S&K Famous Brands, Inc.                                                 900            14,418
   S&T Bancorp, Inc.                                                    10,568           387,951
 * S1 Corp.                                                             70,000           655,900
 * Saba Software, Inc.                                                  14,300            60,489
 * Safeguard Scientifics, Inc.                                         126,200           253,662
 * SafeNet, Inc.                                                        18,550           661,493
 * Safety Components International,
     Inc.                                                                   14               196
 * Saga Communications, Inc. Class A                                    19,175           325,783
   Saks, Inc.                                                           36,600           509,106
 * Salem Communications Corp.                                           12,900           316,824
   Salisbury Bancorp, Inc.                                                 200             8,900
*# Salton, Inc.                                                         15,800            96,538
 * San Filippo (John B.) & Son, Inc.                                     8,900           197,580
   Sanders Morris Harris Group, Inc.                                    14,000           213,500
   Sanderson Farms, Inc.                                                11,400           424,650
 * Sandisk Corp.                                                        83,200         1,878,656
   Sandy Spring Bancorp, Inc.                                            8,950           325,064
 * Sangamo BioSciences, Inc.                                            32,200           150,374
 * Sapient Corp.                                                        76,800           607,488
 * SatCon Technology Corp.                                              24,100            48,923
   Saucony, Inc. Class A                                                   300             7,410
   Saucony, Inc. Class B                                                 1,500            36,960
   Sauer-Danfoss, Inc.                                                  16,100           319,746
 * Savient Pharmaceuticals, Inc.                                        57,932           127,450
 * Saxon Capital, Inc.                                                  13,100           297,370
 * SBA Communications Corp.                                             50,300           482,880
 * SBE, Inc.                                                               100               331
 * SBS Technologies, Inc.                                               22,400           292,544
 * ScanSoft, Inc.                                                      113,388           413,866
 * ScanSource, Inc.                                                      9,200           595,240
   Schawk, Inc.                                                          4,600            78,108
 * Scheid Vineyards, Inc.                                                2,700            15,417
 * Schein (Henry), Inc.                                                  8,400           547,512
 * Schick Technologies, Inc.                                               500             6,400
 * Schieb (Earl), Inc.                                                     400             1,180
 * Schlotzsky's, Inc.                                                    3,000               113
   Schnitzer Steel Industries, Inc.
     Class A                                                            12,150   $       458,420
 * Scholastic Corp.                                                     29,979           987,508
*# School Specialty, Inc.                                                  900            34,200
 * Schuff International, Inc.                                              300               828
   Schulman (A.), Inc.                                                  14,600           313,170
   Schweitzer-Maudoit
     International, Inc.                                                10,000           345,600
 * Sciclone Pharmaceuticals, Inc.                                       59,553           242,976
 * Scientific Games Corp.                                               41,800           999,020
 * Scientific Learning Corp.                                             4,300            23,220
 * SCM Microsystems, Inc.                                               18,828            64,203
 * Scope Industries                                                        400            27,920
*# Scotts Co. Class A                                                   13,000           891,150
   SCP Pool Corp.                                                       30,937           975,444
   SCPIE Holdings, Inc.                                                    900             8,991
 * SCS Transportation, Inc.                                             16,694           353,078
   Seaboard Corp.                                                          270           202,500
 * Seabulk International, Inc.                                          24,100           287,272
 * Seachange International, Inc.                                        27,850           475,678
   Seacoast Banking Corp. of Florida                                     8,701           191,596
 * SEACOR Holdings, Inc.                                                14,700           815,850
 * Seattle Genetics, Inc.                                               48,000           327,840
 * Secure Computing Corp.                                               25,256           263,168
 * Security National Financial Corp.
     Class A                                                             1,764             5,539
 * SeeBeyond Technology Corp.                                           68,400           216,144
 * Segue Software, Inc.                                                  4,000            19,480
*# Select Comfort Corp.                                                  9,200           179,308
   Select Medical Corp.                                                 36,200           631,690
 * Selectica, Inc.                                                      43,870           168,900
   Selective Insurance Group, Inc.                                      11,100           497,169
   SEMCO Energy, Inc.                                                    8,000            38,720
 * Semitool, Inc.                                                       39,700           355,712
 * Semtech Corp.                                                        22,100           452,387
 * Seneca Foods Corp. Class B                                              400             7,458
 * Senesco Technologies, Inc.                                            6,900            22,425
   Sensient Technologies Corp.                                          13,000           299,650
 * Sepracor, Inc.                                                       19,700           876,847
 * Sequa Corp. Class A                                                   3,400           202,980
 * Sequa Corp. Class B                                                   1,600            96,400
 * Sequenom, Inc.                                                       44,700            39,783
 * SeraCare Life Sciences, Inc.                                            880            10,033
*# Serena Software, Inc.                                                31,500           656,775
 * Serologicals Corp.                                                   26,200           611,508
 * Service Corp. International                                         205,700         1,452,242
 * SFBC International, Inc.                                             14,250           553,328
 * Shared Technologies Cellular, Inc.                                    1,800                 4
 * Sharper Image Corp.                                                  17,300           331,468
 * Shaw Group, Inc.                                                     44,800           659,904
 * Shiloh Industries, Inc.                                              21,298           276,448
 * Shoe Carnival, Inc.                                                  17,734           231,251
 * Shoe Pavilion, Inc.                                                     600             1,632
 * Sholodge, Inc.                                                        2,100             9,597
 * ShopKo Stores, Inc.                                                  34,000           607,920
*# Shuffle Master, Inc.                                                 13,050           600,692
 * Siebert Financial Corp.                                               9,800            30,370
 * Sierra Health Services, Inc.                                         19,600         1,090,348
 * Sierra Pacific Resources                                             93,400           957,350
 * SIFCO Industries, Inc.                                                  400             1,680
 * Sigma Designs, Inc.                                                  17,800           160,734

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Silgan Holdings, Inc.                                                 6,700   $       363,810
*# Silicon Graphics, Inc.                                               50,500            81,305
 * Silicon Image, Inc.                                                  29,700           498,960
 * Silicon Laboratories, Inc.                                            2,100            63,294
 * Silicon Storage Technology, Inc.                                     71,600           498,336
*# Silicon Valley Bancshares                                            26,200         1,099,876
 * Siliconix, Inc.                                                      18,700           691,713
   Simmons First National Corp.
     Class A                                                             9,702           281,358
 * SimpleTech, Inc.                                                     65,226           324,173
   Simpson Manufacturing Co., Inc.                                      28,800           967,680
   Sinclair Broadcast Group, Inc.
     Class A                                                            41,200           297,052
 * Sipex Corp.                                                          41,100           226,050
 * Sirenza Microdevices, Inc.                                           37,415           190,068
 * Sirna Therapeutics, Inc.                                             48,903           151,110
 * Sitel Corp.                                                          99,800           221,556
 * Six Flags, Inc.                                                     109,100           530,226
 * Skechers U.S.A., Inc. Class A                                        24,668           286,395
   Sky Financial Group, Inc.                                             1,638            47,436
   Skyline Corp.                                                         3,800           157,130
   Skywest, Inc.                                                        18,620           354,339
 * Skyworks Solutions, Inc.                                            107,500         1,067,475
 * SL Industries, Inc.                                                   2,400            33,384
 * SM&A                                                                 18,800           151,716
 * Smart & Final Food, Inc.                                             35,700           516,936
 * Smith & Wollensky Restaurant Group,
     Inc.                                                                7,100            32,944
   Smith (A.O.) Corp.                                                   10,000           300,500
   Smith (A.O.) Corp. Convertible
     Class A                                                               200             6,010
 * Smithfield Foods, Inc.                                                3,700           107,485
 * Smithway Motor Xpress Corp.
     Class A                                                               700             5,075
 * Sola International, Inc.                                             31,000           669,600
 * Somera Communications, Inc.                                          18,800            20,868
 * Sonesta International Hotels Corp.
     Class A                                                             1,400             8,386
   Sonic Automotive, Inc.                                               18,100           449,423
 * Sonic Corp.                                                          29,775           868,537
*# Sonic Foundry, Inc.                                                   6,725            11,971
 * Sonic Innovations, Inc.                                              27,935           113,695
 * Sonic Solutions, Inc.                                                13,300           256,690
 * SonicWALL, Inc.                                                      78,455           482,498
 * SonoSite, Inc.                                                       14,700           438,795
 * Sonus Networks, Inc.                                                 43,000           284,230
 * Sonus Pharmaceuticals, Inc.                                          27,600            84,456
 * Sotheby's Holdings, Inc. Class A                                     12,700           199,136
   Sound Federal Bancorp, Inc.                                           5,958            90,568
 * Source Interlink Companies, Inc.                                     31,357           409,209
 * SOURCECORP, Inc.                                                     18,200           302,666
   South Financial Group, Inc.                                          17,434           552,396
   South Jersey Industries, Inc.                                         6,058           311,442
 * Southern Energy Homes, Inc.                                           5,200            24,024
   Southern Missouri Bancorp, Inc.                                         400             7,600
 * Southern Union Co.                                                   53,058         1,300,997
 * Southwall Technologies, Inc.                                            800               896
   Southwest Bancorporation of Texas,
     Inc.                                                               40,800           997,968
   Southwest Gas Corp.                                                   9,900           251,460
   Southwest Georgia Financial Corp.                                     1,320            31,020
   Southwest Water Co.                                                   8,720   $       118,679
 * Southwestern Energy Co.                                              25,400         1,394,460
 * Spacehab, Inc.                                                       11,466            26,372
   Span-American Medical System, Inc.                                      200             2,300
 * Spanish Broadcasting System, Inc.                                    29,712           317,621
 * SPAR Group, Inc.                                                      3,100             4,709
   Spartan Motors, Inc.                                                 11,000           130,691
 * Spartan Stores, Inc.                                                 25,620           133,224
   Spartech Corp.                                                       15,500           433,225
 * Sparton Corp.                                                         3,704            36,007
 * Specialty Laboratories, Inc.                                         31,500           345,870
   SpectraLink Corp.                                                    12,600           184,590
 * Spectranetics Corp.                                                  22,100           107,406
 * Spectrum Control, Inc.                                                5,800            43,268
 * Spectrum Pharmaceuticals, Inc.                                          600             3,378
 * SpectRx, Inc.                                                         1,400             1,050
   Speedway Motorsports, Inc.                                           24,100           885,434
 * Spherion Corp.                                                       69,400           546,872
*# Spherix, Inc.                                                         5,300            15,529
 * Spinnaker Exploration Co.                                            26,000           943,020
 * Spire Corp.                                                           3,100            13,640
 * Sport Chalet, Inc.                                                    2,300            29,902
 * Sport-Haley, Inc.                                                       600             2,763
 * SportsLine.com, Inc.                                                  2,600             4,498
 * Sportsman's Guide, Inc.                                               5,350           129,898
 * SPSS, Inc.                                                           14,832           237,164
*# SR Telecom, Inc.                                                        113               342
 * SRA International, Inc.                                               8,600           499,144
 * SRI/Surgical Express, Inc.                                            1,800             9,396
 * SRS Labs, Inc.                                                       18,000           117,000
   SS&C Technologies, Inc.                                              16,200           362,718
   St. Mary Land & Exploration Co.                                      18,700           803,913
 * Staar Surgical Co.                                                   26,279           155,834
 * Stage Stores, Inc.                                                   12,400           508,276
 * Stamps.com, Inc.                                                     25,125           388,684
   Standard Commercial Corp.                                             8,600           161,852
 * Standard Management Corp.                                             3,100            11,160
 * Standard Microsystems Corp.                                          21,000           516,180
   Standard Motor Products, Inc.                                        11,100           173,049
   Standard Pacific Corp.                                               15,000           840,150
   Standard Register Co.                                                11,900           156,604
   Standex International Corp.                                           8,600           239,510
   Stanley Furniture, Inc.                                               4,000           184,000
*# Star Scientific, Inc.                                                36,517           240,647
   StarTek, Inc.                                                         7,900           227,204
   State Auto Financial Corp.                                           21,400           573,520
   State Financial Services Corp.
     Class A                                                             4,000           118,000
   Station Casinos, Inc.                                                26,350         1,503,004
*# STATS ChipPAC, Ltd.                                                  11,136            62,484
 * Steak n Shake Co.                                                    31,982           595,505
   Steel Dynamics, Inc.                                                 36,800         1,491,504
   Steel Technologies, Inc.                                              8,600           251,808
 * SteelCloud, Inc.                                                      2,200             4,378
 * Stein Mart, Inc.                                                     39,318           653,858
 * Steinway Musical Instruments, Inc.                                   10,800           305,316
 * Stellent, Inc.                                                       37,066           290,968
   Stepan Co.                                                              200             5,094
   Stephan Co.                                                             900             3,654
 * Stericycle, Inc.                                                     14,800           618,492

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Steris Corp.                                                         46,800   $     1,070,784
   Sterling Bancorp                                                      9,203           296,061
   Sterling Bancshares, Inc.                                            27,550           401,679
 * Sterling Construction Co., Inc.                                       7,400            35,520
 * Sterling Financial Corp.                                             18,390           734,681
   Stewart & Stevenson Services, Inc.                                   20,700           414,000
 * Stewart Enterprises, Inc.                                           112,400           834,008
   Stewart Information Services Corp.                                   13,400           584,910
 * Stifel Financial Corp.                                               11,900           286,195
 * Stillwater Mining Co.                                                64,000           759,040
 * Stone Energy Corp.                                                   27,684         1,328,278
 * Stonepath Group, Inc.                                                48,000            36,960
 * Stoneridge, Inc.                                                     26,800           407,628
 * Storage Technology Corp.                                              2,400            69,936
 * Stratagene Corp.                                                      2,093            14,356
 * Stratasys, Inc.                                                       8,700           281,010
 * Strategic Diagnostics, Inc.                                          23,300            58,949
 * Strategic Distribution, Inc.                                            800             9,080
 * Stratex Networks, Inc.                                               91,245           187,965
 * Stratos International, Inc.                                          16,667            67,668
 * Strattec Security Corp.                                               3,400           214,200
 * Stratus Properties, Inc.                                              2,150            31,906
   Strayer Education, Inc.                                               7,700           827,596
   Stride Rite Corp.                                                    29,200           321,492
   Sturm Ruger & Co., Inc.                                              21,900           198,852
 * Suburban Lodges of America, Inc.
     Escrow Shares                                                       4,100                 0
   Summa Industries, Inc.                                                3,300            29,964
   Summit Bancshares, Inc.                                                 200             6,810
 * SumTotal Systems, Inc.                                               17,884            98,183
 * Sun Bancorp, Inc.                                                    20,160           500,976
 * Sun Healthcare Group, Inc.                                           10,500            78,750
 * Sunair Electronics, Inc.                                                300             1,911
 * Suncoast Naturals, Inc.                                                 442                84
*# Sunrise Senior Living, Inc.                                          16,900           725,855
   Sunrise Telecom, Inc.                                                11,300            29,945
 * Superconductor Technologies, Inc.                                    19,300            16,212
 * SuperGen, Inc.                                                       28,300           204,326
 * Superior Consultant Holdings Corp.                                    5,000            32,800
 * Superior Energy Services, Inc.                                       55,700           817,676
 # Superior Industries International, Inc.                              10,800           305,100
   Superior Uniform Group, Inc.                                            700             9,744
 * Supertex, Inc.                                                       16,082           349,784
 * SupportSoft, Inc.                                                    56,009           284,526
   Supreme Industries, Inc.                                              4,110            25,153
   SureWest Communications                                               7,700           219,219
*# SurModics, Inc.                                                      13,500           406,350
   Susquehanna Bancshares, Inc.                                         18,854           490,204
 * SVB Financial Services, Inc.                                            231             4,274
 * Swift Energy Corp.                                                   30,800           934,472
 * Swift Transportation Co., Inc.                                       52,250         1,018,353
   SWS Group, Inc.                                                      12,698           268,055
 * Sybase, Inc.                                                         62,900         1,083,767
 * Sybron Dental Specialties, Inc.                                      17,000           583,780
 * Sycamore Networks, Inc.                                             189,300           709,875
 * Sykes Enterprises, Inc.                                              46,485           313,774
 * Symmetricom, Inc.                                                    52,175           563,490
 * Syms Corp.                                                           16,800           208,152
 * Symyx Technologies                                                   12,000           378,360
 * Synalloy Corp.                                                          200   $         1,950
*# Synaptics, Inc.                                                      16,300           625,920
   Synergy Financial Group, Inc.                                         7,400            84,360
 * Synovis Life Technologies, Inc.                                      16,800           199,080
 * Synplicity, Inc.                                                     28,460           159,945
   Syntel, Inc.                                                         22,000           430,760
 * Synthetech, Inc.                                                     12,100            12,584
 * Syntroleum Corp.                                                     44,683           309,653
   Sypris Solutions, Inc.                                               15,968           259,799
 * Systemax, Inc.                                                       34,100           235,290
 * Tag-It Pacific, Inc.                                                  9,100            40,950
*# Take-Two Interactive Software, Inc.                                  27,100           947,145
   Talbots, Inc.                                                        20,600           589,572
 * TALK America Holdings, Inc.                                          36,200           228,784
   TALX Corp.                                                           10,176           299,174
   Tandy Brand Accessories, Inc.                                         2,500            35,723
 * Tanox, Inc.                                                          26,200           362,870
 * Tarrant Apparel Group                                                15,200            28,272
   Tasty Baking Co.                                                      7,900            66,123
   TB Wood's Corp.                                                       4,700            25,474
 * TBC Corp.                                                            25,300           674,751
 * Team, Inc.                                                            3,000            50,940
*# TeamStaff, Inc.                                                      11,000            21,890
   Teche Holding Co.                                                       400            16,350
 * Techne Corp.                                                          4,400           163,460
   Technical Olympic USA, Inc.                                           7,693           188,094
 * Technitrol, Inc.                                                     28,400           489,900
   Technology Research Corp.                                             2,900            20,300
 * TechTeam Global, Inc.                                                11,200           105,280
   Tecumseh Products Co. Class A                                         3,829           175,330
 * Tejon Ranch Co.                                                       7,100           280,805
 * Tekelec                                                              31,700           742,097
   Tektronix, Inc.                                                       8,102           254,160
 * TeleCommunication Systems, Inc.                                      31,500            95,760
 * Teledyne Technologies, Inc.                                          22,900           680,130
 * Teleglobe International Holdings, Ltd.                                5,350            18,351
 * TeleTech Holdings, Inc.                                              69,585           679,845
 * Telik, Inc.                                                          12,500           238,875
 * Telular Corp.                                                        19,138           121,909
 * TenFold Corp.                                                         8,300             8,549
   Tennant Co.                                                           6,400           256,000
 * Tenneco Automotive, Inc.                                             48,700           754,850
 * Terayon Communication Systems,
     Inc.                                                               78,300           155,817
 * Terex Corp.                                                          40,708         1,866,055
 * Terra Industries, Inc.                                               82,600           677,320
 * Tesoro Petroleum Corp.                                               51,700         1,712,304
 * Tessco Technologies, Inc.                                             1,200            15,960
 * Tetra Tech, Inc.                                                     40,113           611,322
 * TETRA Technologies, Inc.                                             21,350           649,040
   Texas Industries, Inc.                                                9,100           546,000
   Texas Regional Banchshares, Inc.
     Class A                                                            20,867           742,031
   Texas United Bancshares, Inc.                                           575            10,781
   TF Financial Corp.                                                      400            12,954
 * The Banc Corp.                                                       20,600           161,916
   The Brink's Co.                                                      23,718           915,752
 * The Children's Place Retail Stores,
     Inc.                                                               26,800           848,488

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * The Dress Barn, Inc.                                                 35,100   $       602,667
 * The Geo Group, Inc.                                                  19,600           451,780
 * The Lamson & Sessions Co.                                            20,200           182,810
   The Manitowoc Co., Inc.                                              11,500           429,525
   The Marcus Corp.                                                     14,300           326,755
 * The Medicines Co.                                                    23,500           586,090
 * The Mens Warehouse, Inc.                                             27,801           879,902
 * The Mosaic Co.                                                       75,468         1,311,634
   The Neiman Marcus Group, Inc.                                         6,400           417,984
 # The Phoenix Companies, Inc.                                          26,100           318,420
 * The Sports Authority, Inc.                                           24,339           693,905
 * The Sports Club Co., Inc.                                               200               338
   The Topps Co., Inc.                                                  36,100           359,917
 * The Washtenaw Group, Inc.                                               800             1,272
 * Theragenics Corp.                                                    40,200           168,840
 * Therma-Wave, Inc.                                                    39,900           127,680
 * Thermo Electron Corp.                                                 3,150            95,288
 * TheStreet.com, Inc.                                                  28,100           122,235
 * Third Wave Technologies, Inc.                                        42,362           341,438
 * Thomas & Betts Corp.                                                 43,700         1,382,668
   Thomas Industries, Inc.                                              11,200           438,816
   Thor Industries, Inc.                                                33,000         1,102,200
 * Thoratec Corp.                                                       55,495           554,950
 * THQ, Inc.                                                            30,150           647,019
 * Three-Five Systems, Inc.                                             30,200            58,588
 * TIBCO Software, Inc.                                                152,200         1,750,300
 * Tier Technologies, Inc. Class B                                      26,101           230,472
   TierOne Corp.                                                        13,477           334,364
 * TII Network Technologies, Inc.                                        1,800             2,628
   Timberland Bancorp, Inc.                                              1,500            36,750
 * Timberland Co. Class A                                                2,100           132,993
 * Timco Aviation Services, Inc.                                           630               227
 * Time Warner Telecom, Inc.                                            49,600           187,984
 * Tipperary Corp.                                                       4,600            21,666
 * TippingPoint Technologies, Inc.                                       1,800            62,550
 * Titan Corp.                                                          27,410           441,575
 * Titan Pharmaceuticals, Inc.                                          43,578           108,945
 * Titanium Metals Corp.                                                 7,600           174,724
*# TiVo, Inc.                                                           48,500           228,435
   Todd Shipyards Corp.                                                  2,050            35,117
 * Todhunter International, Inc.                                           200             2,384
 * Tofutti Brands, Inc.                                                    800             2,480
 * Toll Brothers, Inc.                                                  27,800         1,428,364
 * Tollgrade Communications, Inc.                                       18,700           199,903
 * Too, Inc.                                                            34,400           873,760
   Tootsie Roll Industries, Inc.                                        11,400           353,970
 * Torch Offshore, Inc.                                                 11,900            23,550
 * Toreador Resources Corp.                                              3,200            49,376
 # Toro Co.                                                             17,800         1,290,500
 * Total Entertainment Restaurant Corp.                                 14,455           145,128
 * Total Logistics, Inc.                                                 2,100            56,690
*# Tower Automotive, Inc.                                               80,800           145,440
 * Tractor Supply Co.                                                   23,600           748,592
 * Tradestation Group, Inc.                                             40,400           299,768
   Traffix, Inc.                                                         8,500            55,675
 * Trammell Crow Co.                                                    41,600           711,360
 * Trans World Entertainment Corp.                                      40,200           453,456
 * Transact Technologies, Inc.                                           2,550            56,993
 * Transaction Systems Architects, Inc.                                 17,100           350,892
 * Transcat, Inc.                                                          300   $           900
 * Transgenomic, Inc.                                                   23,200            28,304
 * Transkaryotic Therapies, Inc.                                        35,557           811,055
*# Transmeta Corp.                                                      84,000           141,960
 * TransMontaigne, Inc.                                                 45,676           248,021
 * Transport Corp. of America                                            3,000            22,080
 * Transpro, Inc.                                                        8,200            49,897
 * Transtechnology Corp.                                                 2,700            20,385
 * Transwitch Corp.                                                     61,800            75,396
 * TRC Companies, Inc.                                                  17,900           319,336
   Tredegar Industries, Inc.                                            22,600           421,038
 * Trestle Holdings, Inc.                                                   80               130
 * Trex Co., Inc.                                                       10,400           488,280
 * Triad Guaranty, Inc.                                                 10,800           648,000
 * Triad Hospitals, Inc.                                                 3,596           131,937
   Triarc Companies, Inc. Class A                                       14,900           192,955
   Triarc Companies, Inc. Class B                                       25,000           318,750
   Trico Bancshares                                                      2,400            57,480
 * Trico Marine Services, Inc.                                          31,970            11,190
 * Trident Microsystems, Inc.                                           27,750           432,900
 * Trimble Navigation, Ltd.                                             29,000           915,530
 * Trimeris, Inc.                                                       16,109           199,913
   Trinity Industries, Inc.                                             17,900           632,765
 * TriPath Imaging, Inc.                                                34,600           248,428
 * Tripath Technology, Inc.                                             26,400            22,440
 * Tripos, Inc.                                                          9,664            50,156
 * Triquint Semiconductor, Inc.                                        106,507           461,175
 * Triton PCS Holdings, Inc.                                            57,800           144,500
 * Triumph Group, Inc.                                                  14,800           600,288
 * Tri-Valley Corp.                                                      7,600            51,756
 * TriZetto Group, Inc.                                                 48,300           341,964
 * Tropical Sportswear International
     Corp.                                                              13,000            18,330
 * Troy Group, Inc.                                                      8,057            23,446
 * Trump Hotels & Casino Resorts, Inc.                                   1,200               996
   TrustCo Bank Corp. NY                                                19,160           270,156
   TSR, Inc.                                                             1,000             6,970
 * TTM Technologies, Inc.                                               46,740           485,161
 * Tuesday Morning Corp.                                                12,500           418,625
 * Tufco Technologies, Inc.                                              2,000            15,500
 * Tumbleweed Communications Corp.                                      63,811           223,339
   Tupperware Corp.                                                     14,900           278,928
 * TurboChef Technologies, Inc.                                          3,200            20,320
 * Tut Systems, Inc.                                                    23,500            92,825
 * Tutogen Medical, Inc.                                                 1,000             2,900
 * Tweeter Home Entertainment Group,
     Inc.                                                               32,700           209,607
 * Tyler Technologies, Inc.                                             43,400           340,256
 * U.S. Concrete, Inc.                                                  38,315           278,550
 * U.S. Energy Corp. Wyoming                                             5,600            16,744
 * U.S. Physical Therapy, Inc.                                          15,000           232,500
 * U.S. Xpress Enterprises, Inc. Class A                                 3,300            85,800
 * UbiquiTel, Inc.                                                      54,000           351,000
 # UCBH Holdings, Inc.                                                  15,800           716,372
   UGI Corp.                                                            13,000           527,540
   UICI                                                                 39,400         1,315,960
   UIL Holdings Corp.                                                    4,089           218,598
 * Ulticom, Inc.                                                        42,464           762,229
*# Ultimate Electronics, Inc.                                           18,200            55,692

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Ultimate Software Group, Inc.                                        15,300   $       195,381
 * Ultralife Batteries, Inc.                                             4,000            60,160
 * Ultratech, Inc.                                                      28,000           482,440
   UMB Financial Corp.                                                   7,405           414,754
   Umpqua Holdings Corp.                                                26,965           689,495
 * Unico American Corp.                                                  1,200             8,964
 * Unifi, Inc.                                                          71,400           265,608
   Unifirst Corp.                                                        6,500           179,660
   Union Community Bancorp                                                 400             7,570
   Unisource Energy Corp.                                               13,000           317,070
 * Unit Corp.                                                           30,900         1,224,258
   United Auto Group, Inc.                                              32,710           932,889
   United Bankshares, Inc.                                              18,407           704,436
   United Community Banks, Inc.                                         15,173           434,858
   United Community Financial Corp.                                     19,900           228,651
   United Financial Corp.                                                  165             4,059
 * United Financial Mortgage Corp.                                       6,800            30,940
   United Fire & Casualty Co.                                              300            19,980
   United Industrial Corp.                                               7,300           284,700
 * United Natural Foods, Inc.                                           22,000           618,860
 * United Online, Inc.                                                  35,941           383,490
 * United PanAm Financial Corp.                                          6,500           129,025
 * United Rentals, Inc.                                                 55,600           993,572
 * United Retail Group, Inc.                                            14,628            60,706
 * United Stationers, Inc.                                              33,066         1,583,200
 * United Surgical Partners International,
     Inc.                                                               20,600           813,082
 * United Therapeutics Corp.                                            18,100           796,581
   United-Guardian, Inc.                                                   900             6,975
   Unity Bancorp, Inc.                                                   2,535            30,547
 * Universal American Financial Corp.                                   59,200           790,320
 * Universal Compression Holdings, Inc.                                 24,000           895,200
   Universal Corp.                                                      10,800           525,744
 * Universal Display Corp.                                              21,282           207,500
 * Universal Electronics, Inc.                                          16,300           297,475
   Universal Forest Products, Inc.                                      13,700           591,292
 * Universal Stainless & Alloy Products,
     Inc.                                                                5,100            75,072
   Unizan Financial Corp.                                               10,573           272,572
 * Unova, Inc.                                                          56,100         1,243,176
 * UQM Technologies, Inc.                                               17,900            37,769
 * Urban Outfitters, Inc.                                               36,400         1,547,000
 * Urologix, Inc.                                                       22,712           161,709
 * URS Corp.                                                            30,500           916,220
*# US Airways Group, Inc. Class A                                       31,500            34,965
 * US LEC Corp.                                                         31,700           106,829
 * USA Mobility, Inc.                                                   21,000           763,560
 * USA Truck, Inc.                                                       1,300            16,107
 * USANA Health Services, Inc.                                          10,900           323,839
   USB Holding Co., Inc.                                                 4,074           113,828
*# USDATA Corp.                                                            360                14
   USEC, Inc.                                                           24,863           261,807
   USF Corp.                                                            12,800           473,216
   Utah Medical Products, Inc.                                           2,000            43,500
 * VA Software Corp.                                                    39,028            96,399
 * Vail Resorts, Inc.                                                   30,750           699,563
*# Valassis Communications, Inc.                                        16,300           553,385
   Valeant Pharmaceuticals
     International                                                      30,600           740,826
   Valhi, Inc.                                                          16,900   $       262,119
   Valley National Gases, Inc.                                           1,100            14,080
   Valmont Industries, Inc.                                             17,000           424,320
 * Valpey Fisher Corp.                                                   1,300             4,420
 * ValueClick, Inc.                                                     77,658         1,001,788
 * ValueVision Media, Inc. Class A                                      41,202           467,231
 * Varco International, Inc.                                             8,331           247,764
 * Varian Semiconductor Equipment
     Associates, Inc.                                                   26,100           927,072
 * Varian, Inc.                                                         19,400           726,530
 * Vascular Solutions, Inc.                                             12,500           129,500
 * Vastera, Inc.                                                        51,136            94,602
*# Vaxgen, Inc.                                                         15,000           235,200
 * VCA Antech, Inc.                                                     21,600           400,896
   Vector Group, Ltd.                                                    4,935            80,934
 * Veeco Instruments, Inc.                                              26,400           511,896
 * VendingData Corp.                                                     9,500            17,955
 * Ventana Medical Systems, Inc.                                         7,300           436,175
 * Ventiv Health, Inc.                                                     600            11,616
 * Verilink Corp.                                                       16,600            58,100
 * Veritas DGC, Inc.                                                    36,100           844,740
 * Verity, Inc.                                                         40,890           560,602
 * Vermont Pure Holdings, Ltd.                                          10,100            17,978
 * Versar, Inc.                                                          5,600            24,360
 * Verso Technologies, Inc.                                              1,048               849
 * Vertex Pharmaceuticals, Inc.                                         40,900           434,358
 * Vertrue, Inc.                                                         7,600           263,720
   Vesta Insurance Group, Inc.                                          44,800           168,448
 * Vestin Group, Inc.                                                    1,550             4,759
   Viad Corp.                                                           19,100           458,209
 * Vialta, Inc.                                                          2,103               358
 * Viasat, Inc.                                                         28,100           586,447
 * Viasys Healthcare, Inc.                                                 460             8,565
 * Vical, Inc.                                                          31,368           134,882
 * Vicon Industries, Inc.                                                2,000            11,320
   Vicor Corp.                                                          28,500           309,795
 * Vicuron Pharmaceuticals, Inc.                                        14,200           249,778
 # Video Display Corp.                                                   2,680            36,582
 * Viewpoint Corp.                                                      37,046            97,061
 * Vignette Corp.                                                      115,800           147,066
 * Viisage Technology, Inc.                                             43,000           347,010
   Village Super Market, Inc.                                              700            27,650
   Vintage Petroleum, Inc.                                              52,700         1,277,975
 * Virage Logic Corp.                                                   26,500           398,295
 * Virbac Corp.                                                          9,500            33,440
*# Virologic, Inc.                                                      39,000            81,900
*# ViroPharma, Inc.                                                     24,400            69,052
   Visteon Corp.                                                        35,700           302,022
 * Visual Networks, Inc.                                                17,700            56,994
 * VISX, Inc.                                                           52,700         1,362,822
 * Vita Food Products, Inc.                                              1,600             5,024
 * Vital Images, Inc.                                                   14,350           232,327
   Vital Signs, Inc.                                                    10,200           381,582
 * VitalWorks, Inc.                                                     62,200           250,666
 * Vitesse Semiconductor, Inc.                                         139,000           453,140
 * Vitria Technology, Inc.                                              48,560           168,018
 * Vivus, Inc.                                                          40,900           240,492
 * VL Dissolution Corp.                                                  1,011               152
 * Volt Information Sciences, Inc.                                      17,500           533,750

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Vulcan International Corp.                                              200   $         9,000
 * Vyyo, Inc.                                                           20,541           148,922
 * W-H Energy Services, Inc.                                            36,400           832,104
 * Wabash National Corp.                                                23,200           576,984
   Wabtec Corp.                                                         22,794           468,873
   Walter Industries, Inc.                                              36,400           916,552
*# Warnaco Group, Inc.                                                  31,719           630,257
   Washington Banking Co.                                                1,012            17,750
 * Washington Group International, Inc.                                 12,500           487,500
   Washington Savings Bank FSB                                             600             8,100
   Washington Trust Bancorp, Inc.                                        8,754           257,543
 * Waste Connections, Inc.                                              31,500         1,072,890
   Waste Industries USA, Inc.                                           14,400           165,168
 * WatchGuard Technologies, Inc.                                        44,665           183,127
 * Water Pik Technologies, Inc.                                          6,500           111,800
   Watsco, Inc. Class A                                                 19,400           641,558
   Watson Wyatt & Co., Holdings                                         13,700           365,242
   Watts Water Technologies, Inc.                                       12,100           370,623
   Wausau-Mosinee Paper Corp.                                           38,500           691,075
   Waypoint Financial Corp.                                             13,917           386,475
 * WCI Communities, Inc.                                                34,700           889,014
   WD-40 Co.                                                             7,900           230,759
 * Webco Industries, Inc.                                                  200             1,500
 * WebEx Communications, Inc.                                           19,400           460,556
*# WebMD Corp.                                                           6,500            47,125
 * webMethods, Inc.                                                     61,700           378,838
 * Websense, Inc.                                                       13,500           648,810
   Webster Financial Corp.                                               3,036           151,952
 * Weider Nutrition International, Inc.                                  3,900            16,536
   Weis Markets, Inc.                                                    7,893           303,091
   Wellco Enterprises, Inc.                                                200             2,960
   Wellman, Inc.                                                        18,700           192,423
 * Wells-Gardner Electronics Corp.                                       2,893            15,275
   Werner Enterprises, Inc.                                             32,832           738,720
   Wesbanco, Inc.                                                       13,000           410,930
 * WESCO International, Inc.                                            36,214         1,018,338
   West Bancorporation                                                   3,328            57,708
   West Coast Bancorp                                                   10,760           283,096
 * West Corp.                                                            1,900            65,816
 * West Marine, Inc.                                                    24,524           566,504
   West Pharmaceutical Services, Inc.                                   17,600           411,488
 * Westaff, Inc.                                                        10,800            32,940
   Westar Energy, Inc.                                                  17,200           380,980
   Westbank Corp.                                                          661            12,176
 * Westcoast Hospitality Corp.                                           2,200            11,154
   Westcorp, Inc.                                                       13,560           573,317
 * Westell Technologies, Inc.                                           45,500           298,025
 * Western Digital Corp.                                                55,100           538,327
   Western Gas Resources, Inc.                                          16,000           496,000
 * Western Wireless Corp.                                               22,000           594,000
   Westwood Holdings Group, Inc.                                         1,703            32,493
 * Wet Seal, Inc. Class A                                               30,400            50,464
 * WFS Financial, Inc.                                                  23,600         1,098,108
   WGL Holdings, Inc.                                                   13,400           406,288
 * White Electronics Designs Corp.                                      33,081           221,643
 * Whitehall Jewelers, Inc.                                             18,800           155,664
 * Whiting Petroleum Corp.                                               2,164            73,663
*# WHX Corp.                                                             2,500             1,950
 * Wickes, Inc.                                                          1,800                 8
 * Wild Oats Markets, Inc.                                              32,600   $       233,416
   Wiley (John) & Sons, Inc. Class A                                       900            29,745
 * William Lyon Homes, Inc.                                             10,900           766,815
 * Williams Industries, Inc.                                             1,500             5,250
 * Willis Lease Finance Corp.                                            4,900            43,610
   Willow Grove Bancorp, Inc.                                            3,900            70,317
 * Wilshire Enterprises, Inc.                                              800             4,824
 * Wilson Greatbatch Technologies, Inc.                                 25,100           503,255
 * Wilsons The Leather Experts, Inc.                                    45,050           225,250
 * Wind River Systems, Inc.                                             72,218           873,838
 # Winn-Dixie Stores, Inc.                                             153,100           612,400
 # Winnebago Industries, Inc.                                           20,600           781,358
   Wintrust Financial Corp.                                              8,950           535,568
 * Wireless Facilities, Inc.                                            74,004           612,753
   Wireless Telecom Group, Inc.                                          8,300            24,568
 * Witness Systems, Inc.                                                28,400           425,716
 * WJ Communications, Inc.                                               1,400             4,746
 * WMS Industries, Inc.                                                 24,900           740,526
 * Wolverine Tube, Inc.                                                 21,500           228,330
   Wolverine World Wide, Inc.                                           20,800           622,960
   Woodhead Industries, Inc.                                             5,400            81,432
   Woodward Governor Co.                                                 4,800           349,680
 * World Acceptance Corp.                                               19,600           505,484
   World Fuel Services Corp.                                             8,900           366,680
   World Wrestling Federation
     Entertainment, Inc.                                                 7,700            92,400
 * WorldQuest Networks, Inc.                                             2,300             6,877
 * Worldwide Restaurant Concepts, Inc.                                  38,700           126,549
   Worthington Industries, Inc.                                         16,900           363,519
 * Wright Medical Group, Inc.                                           14,700           388,815
   WSI Industries, Inc.                                                    100               260
   WVS Financial Corp.                                                     500             8,500
   X-Rite, Inc.                                                         12,000           178,920
 * Xanser Corp.                                                         12,100            34,122
 * Xeta Corp.                                                            1,900             5,643
*# XM Satellite Radio Holdings, Inc.                                    12,300           453,993
 * Yankee Candle Co., Inc.                                              17,700           539,142
   Yardville National Bancorp                                            7,100           236,501
 * Yellow Roadway Corp.                                                 26,367         1,393,496
   York International Corp.                                             17,500           645,225
 * Young Broadcasting, Inc. Class A                                     15,900           155,184
   Young Innovations, Inc.                                               4,500           143,730
 * Zapata Corp.                                                            600            37,812
   Zenith National Insurance Corp.                                       2,500           114,925
 * Zevex International, Inc.                                               600             2,100
 * Zhone Technologies, Inc.                                             91,854           224,124
 * Zila, Inc.                                                           50,050           222,723
*# Zix Corp.                                                            27,089           124,068
 * Zoll Medical Corp.                                                   10,800           366,444
*# Zoltek Companies, Inc.                                               22,500           207,000
 * Zomax, Inc.                                                          41,900           144,136
 * Zoran Corp.                                                          29,833           353,521
 * Zygo Corp.                                                           24,480           284,458
 * Zymogenetics, Inc.                                                   27,700           629,898
                                                                                 ---------------
 TOTAL COMMON STOCKS
    (Cost $579,302,787)                                                              946,860,485
                                                                                 ---------------

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 RIGHTS/WARRANTS -- (0.0%)
 * A IntelliCheck, Inc. Rights 06/30/05                                     60   $             0
 * Anacomp, Inc. Class B Warrants 12/10/06                                   0                 0
*# Angeion Corp. Warrants 10/31/20                                          25                 1
 * Chart Industries, Inc. Warrants 09/15/10                                  6                93
 * Chiquita Brands International, Inc. Warrants 03/19/09                   463             2,547
 * Del Global Technologies Corp. Warrants 03/28/08                         442               486
*# Foster Wheelers, Ltd. Warrants 09/24/07                               1,200                 0
 * Lodgian, Inc. Class A Warrants 11/25/07                                  96                 3
 * Lodgian, Inc. Class B Warrants 11/25/09                                 295                11
 * Magnum Hunter Resources, Inc. Warrants 03/21/05                       4,000             2,440
 * Optical Cable Corp. Warrants 10/24/07                                 4,294                 0
 * Timco Aviation Services, Inc. Warrants 02/27/07                       1,484                 0
                                                                                 ---------------
 TOTAL RIGHTS/WARRANTS
    (Cost $13,067)                                                                         5,581
                                                                                 ---------------

                                                                     FACE
                                                                    AMOUNT
                                                               ---------------
                                                                     (000)
 BONDS -- (0.0%)
 * Del Global Technologies Corp. Subordinated Promissory
     Note 6.000%, 03/28/07                                     $             1                 0
 * Timco Aviation Services, Inc. Jr. Subordinated Note
     8.000%, 01/02/07                                                        0                 0
                                                                                 ---------------
 TOTAL BONDS
   (Cost $0)                                                                                   0
                                                                                 ---------------

 TEMPORARY CASH INVESTMENTS -- (7.6%)
   Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%,
     12/01/04
     (Collateralized by $68,545,000 U.S. Treasury
     Bills, 05/12/05, valued at $67,827,334) to be
     repurchased at $66,498,275
     (Cost $66,494,692)^                                                66,495        66,494,692
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%,
     12/01/04
     (Collateralized by $10,918,000 FHLMC Notes
     4.20%, 10/20/09, valued at $10,964,838) to be
     repurchased at $10,850,567
     (Cost $10,850,000)                                                 10,850        10,850,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $77,344,692)                                                                 77,344,692
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $656,660,546)                                                           $ 1,024,210,758
                                                                                 ===============

----------
+ See Note B to Financial Statements.
* Non-Income Producing Securities.
# Total or Partial Securities on Loan.
^ Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------            ------   ---------------
UNITED KINGDOM -- (18.4%)
COMMON STOCKS -- (18.4%)
  Associated British Foods P.L.C.                                                406,483   $     5,808,338               0.5%
  Aviva P.L.C.                                                                 1,192,289        13,196,186               1.2%
  BAA P.L.C.                                                                     632,862         7,038,787               0.7%
  BAE Systems P.L.C.                                                           1,664,136         7,797,515               0.7%
  Intercontinental Hotels Group P.L.C.                                           402,508         5,119,435               0.5%
* MM02 P.L.C.                                                                  4,595,000        10,044,847               0.9%
  Pearson P.L.C.                                                                 421,458         4,937,681               0.5%
  Scottish Power P.L.C.                                                        1,046,646         7,733,548               0.7%
  Vodafone Group P.L.C.                                                        4,643,500        12,612,821               1.2%
  Other Securities                                                                             128,060,169              11.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $139,801,721)                                                                          202,349,327              18.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
  (Cost $86,583)                                                                                    88,050               0.0%
                                                                                           ---------------   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $139,888,304)                                                                          202,437,377              18.7%
                                                                                           ---------------   ---------------
JAPAN -- (17.5%)
COMMON STOCKS -- (17.5%)
  Fuji Photo Film Co., Ltd.                                                      153,000         5,372,928               0.5%
  Hitachi, Ltd.                                                                  860,000         5,524,479               0.5%
  Matsushita Electric Industrial Co., Ltd.                                       732,998        10,881,763               1.0%
  Other Securities                                                                             171,589,308              15.9%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $145,802,371)                                                                          193,368,478              17.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Japanese Yen
  (Cost $37,068)                                                                                    37,049               0.0%
                                                                                           ---------------   ---------------
TOTAL -- JAPAN
  (Cost $145,839,439)                                                                          193,405,527              17.9%
                                                                                           ---------------   ---------------
FRANCE -- (11.8%)
COMMON STOCKS -- (11.8%)
  AGF (Assurances Generales de France SA)                                         89,333         6,140,494               0.6%
  AXA                                                                            545,657        12,779,781               1.2%
  BNP Paribas SA                                                                 198,485        13,800,888               1.3%
  Compagnie de Saint-Gobain                                                      109,754         6,244,192               0.6%
  France Telecom SA                                                              276,260         8,664,266               0.8%
  Peugeot SA                                                                      82,668         5,051,417               0.5%
  Renault SA                                                                      92,256         7,552,982               0.7%
* Vivendi Universal SA                                                           251,818         7,420,699               0.7%
  Other Securities                                                                              62,202,940               5.6%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $97,123,993)                                                                           129,857,659              12.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $15,851)                                                                                    12,606               0.0%
                                                                                           ---------------   ---------------
TOTAL -- FRANCE
  (Cost $97,139,844)                                                                           129,870,265              12.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------           -------   ---------------
GERMANY -- (8.2%)
COMMON STOCKS -- (8.2%)
* Bayerische Vereinsbank AG                                                      228,793   $     5,100,805               0.5%
  DaimlerChrysler AG                                                             307,506        13,761,781               1.3%
  Deutsche Bank AG                                                               148,162        12,548,579               1.2%
  E.ON AG                                                                         86,960         7,322,956               0.7%
  Volkswagen AG                                                                  115,683         5,204,164               0.5%
  Other Securities                                                                              46,118,537               4.1%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $75,390,592)                                                                            90,056,822               8.3%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $179,409)                                                                                  117,601               0.0%
                                                                                           ---------------   ---------------
TOTAL -- GERMANY
  (Cost $75,570,001)                                                                            90,174,423               8.3%
                                                                                           ---------------   ---------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
  Cie Financiere Richemont AG Series A                                           393,600        11,978,910               1.1%
* Credit Swisse Group                                                            148,330         5,790,688               0.5%
  Givaudan SA                                                                      7,680         5,076,297               0.5%
  Holcim, Ltd.                                                                   120,362         6,893,204               0.6%
* Syngenta AG                                                                     77,200         8,179,549               0.8%
* Zurich Financial SVCS AG                                                        43,900         6,754,795               0.6%
  Other Securities                                                                              29,898,391               2.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $53,162,507)                                                                            74,571,834               6.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Swiss Francs
  (Cost $651,704)                                                                                  665,459               0.1%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                         49,744               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SWITZERLAND
  (Cost $53,814,211)                                                                            75,287,037               7.0%
                                                                                           ---------------   ---------------
AUSTRALIA -- (5.7%)
COMMON STOCKS -- (5.7%)
  Commonwealth Bank of Australia                                                 301,855         7,331,817               0.7%
  National Australia Bank, Ltd.                                                  227,429         4,944,647               0.5%
  Other Securities                                                                              50,804,985               4.6%
                                                                                           ---------------   ---------------
TOTAL -- AUSTRALIA
  (Cost $39,994,673)                                                                            63,081,449               5.8%
                                                                                           ---------------   ---------------
SPAIN -- (5.5%)
COMMON STOCKS -- (5.5%)
* Banco Santander Central Hispano SA                                             715,100         8,522,693               0.8%
# Banco Santander Central Hispanoamerica SA                                      650,766         7,806,674               0.7%
  Endesa SA, Madrid                                                              260,283         5,607,425               0.5%
  Repsol SA                                                                      567,226        13,821,251               1.3%
  Other Securities                                                                              24,455,342               2.3%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $41,409,287)                                                                            60,213,385               5.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                         20,958               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SPAIN
  (Cost $41,409,287)                                                                            60,234,343               5.6%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------           -------   ---------------
NETHERLANDS -- (4.5%)
COMMON STOCKS -- (4.5%)
  Aegon NV                                                                       529,334   $     6,544,664               0.6%
  ING Groep NV                                                                   441,191        12,109,457               1.1%
  Koninklijke KPN NV                                                             599,000         5,196,749               0.5%
  Koninklijke Philips Electronics NV                                             293,483         7,563,323               0.7%
  Other Securities                                                                              18,513,183               1.7%
                                                                                           ---------------   ---------------
TOTAL -- NETHERLANDS
  (Cost $43,977,712)                                                                            49,927,376               4.6%
                                                                                           ---------------   ---------------
ITALY -- (3.3%)
COMMON STOCKS -- (3.3%)
  Other Securities
  (Cost $28,485,173)                                                                            36,701,946               3.4%
                                                                                           ---------------   ---------------
PREFERRED STOCKS -- (0.0%)
  Other Securities
  (Cost $47,699)                                                                                    14,931               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          2,846               0.0%
                                                                                           ---------------   ---------------
TOTAL -- ITALY
  (Cost $28,532,872)                                                                            36,719,723               3.4%
                                                                                           ---------------   ---------------
SWEDEN -- (3.2%)
COMMON STOCKS -- (3.2%)
  Telia AB                                                                       859,500         5,237,232               0.5%
  Volvo AB Series B                                                              143,500         5,848,793               0.5%
  Other Securities                                                                              23,612,925               2.2%
                                                                                           ---------------   ---------------
TOTAL -- SWEDEN
  (Cost $21,711,060)                                                                            34,698,950               3.2%
                                                                                           ---------------   ---------------
HONG KONG -- (2.7%)
COMMON STOCKS -- (2.7%)
  Hutchison Whampoa, Ltd.                                                        648,000         5,773,082               0.5%
  Other Securities                                                                              23,728,466               2.2%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $21,142,136)                                                                            29,501,548               2.7%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
  (Cost $25,937)                                                                                    25,926               0.0%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                         18,609               0.0%
                                                                                           ---------------   ---------------
TOTAL -- HONG KONG
  (Cost $21,168,073)                                                                            29,546,083               2.7%
                                                                                           ---------------   ---------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
  Fortum Oyj                                                                     538,483         9,330,420               0.9%
  Other Securities                                                                              11,848,558               1.1%
                                                                                           ---------------   ---------------
TOTAL -- FINLAND
  (Cost $9,647,216)                                                                             21,178,978               2.0%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------           -------   ---------------
IRELAND -- (1.7%)
COMMON STOCKS -- (1.7%)
  CRH P.L.C.                                                                     265,371   $     6,692,568               0.6%
  Other Securities                                                                              12,229,794               1.1%
                                                                                           ---------------   ---------------
TOTAL -- IRELAND
  (Cost $11,779,449)                                                                            18,922,362               1.7%
                                                                                           ---------------   ---------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
  Algemene Mij Voor Nijverheidskredit Almanij                                     70,477         6,324,258               0.6%
  Other Securities                                                                              10,985,126               1.0%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $9,777,717)                                                                             17,309,384               1.6%
                                                                                           ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                             95               0.0%
                                                                                           ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $9,777,717)                                                                             17,309,479               1.6%
                                                                                           ---------------   ---------------
DENMARK -- (1.3%)
COMMON STOCKS -- (1.3%)
  Danske Bank A.S.                                                               199,426         5,962,492               0.6%
  Other Securities                                                                               8,698,286               0.8%
                                                                                           ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $10,278,082)                                                                            14,660,778               1.4%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Danish Krone
  (Cost $1,877)                                                                                      1,878               0.0%
                                                                                           ---------------   ---------------
TOTAL -- DENMARK
  (Cost $10,279,959)                                                                            14,662,656               1.4%
                                                                                           ---------------   ---------------
NORWAY -- (1.1%)
COMMON STOCKS -- (1.1%)
  Norsk Hydro ASA                                                                 75,360         6,175,708               0.6%
  Other Securities                                                                               5,633,346               0.5%
                                                                                           ---------------   ---------------
TOTAL -- NORWAY
  (Cost $8,931,005)                                                                             11,809,054               1.1%
                                                                                           ---------------   ---------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
  Other Securities
  (Cost $7,197,908)                                                                             10,228,290               0.9%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $25,563)                                                                                    25,650               0.0%
                                                                                           ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $7,223,471)                                                                             10,253,940               0.9%
                                                                                           ---------------   ---------------
AUSTRIA -- (0.5%)
COMMON STOCKS -- (0.5%)
  Other Securities
  (Cost $2,928,023)                                                                              4,918,660               0.5%
                                                                                           ---------------   ---------------

                                                                                                               PERCENTAGE
                                                                                  SHARES            VALUE+   OF NET ASSETS**
                                                                                  ------           -------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities
  (Cost $3,833,172)                                                                        $     4,619,739               0.4%
                                                                                           ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities
  (Cost $3,888,847)                                                                              4,457,889               0.4%
                                                                                           ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities
  (Cost $1,065,377)                                                                              1,937,454               0.2%
                                                                                           ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollars
  (Cost $11,191)                                                                                    11,722               0.0%
                                                                                           ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $1,076,568)                                                                              1,949,176               0.2%
                                                                                           ---------------   ---------------
CANADA -- (0.1%)
COMMON STOCKS -- (0.1%)
  Other Securities
  (Cost $535,565)                                                                                  630,604               0.1%
                                                                                           ---------------   ---------------

                                                                              FACE
                                                                             AMOUNT
                                                                             ------
                                                                              (000)
TEMPORARY CASH INVESTMENTS -- (2.4%)
 Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
   (Collateralized by $22,029,213 U.S. Treasury Note 1.625%, 03/31/05,
   valued at $21,983,613) to be repurchased at $21,984,804
   (Cost $21,983,613)~                                                   $        21,984        21,983,613               2.0%

 Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $4,375,000 FNMA Notes 2.95%, 11/14/07, valued at
   $4,381,138) to be repurchased at $4,321,226 (Cost $4,321,000)                   4,321         4,321,000               0.4%
                                                                                           ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (COST $26,304,613)                                                                           26,304,613              2.4%
                                                                                           ---------------   ---------------
TOTAL INVESTMENTS  -- (100.0%)
   (COST $805,251,081)                                                                     $ 1,102,399,703             101.9%
                                                                                           ===============   ===============

----------
  +  Securities have been fair valued. See Note B to Financial Statements.
  #  Total or Partial Securities on Loan.
  *  Non-Income Producing Securities.
 ** Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments.
  ~  Security purchased with cash proceeds from securities on loan.
     "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                 TAX-MANAGED                                   TAX-MANAGED
                                                               U.S. MARKETWIDE         TAX- MANAGED          U.S. SMALL CAP
                                                                    VALUE               U.S. EQUITY               VALUE
                                                                  PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                               ---------------        ---------------        ---------------
ASSETS:
Investments at Value (including $0, $0, and $105,055
   of securities on loan, respectively)                        $     1,197,434        $       618,949        $     2,192,695
Cash                                                                        --                     --                      1
Receivables:
   Investment Securities Sold                                               --                     --                  5,388
   Dividends, Interest, and Tax Reclaims                                    --                     --                  1,162
   Securities Lending                                                       --                     --                     60
   Fund Shares Sold                                                      1,024                    607                  1,137
Prepaid Expenses and Other Assets                                           10                     16                     23
                                                               ---------------        ---------------        ---------------
    Total Assets                                                     1,198,468                619,572              2,200,466
                                                               ---------------        ---------------        ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                         --                     --                110,945
   Investment Securities Purchased                                         846                    567                  9,335
   Fund Shares Redeemed                                                    178                     40                    477
   Due to Advisor                                                          146                     31                    832
Accrued Expenses and Other Liabilities                                      71                     46                    159
                                                               ---------------        ---------------        ---------------
    Total Liabilities                                                    1,241                    684                121,748
                                                               ---------------        ---------------        ---------------
NET ASSETS                                                     $     1,197,227        $       618,888        $     2,078,718
                                                               ===============        ===============        ===============
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                         90,219,768             50,614,658             89,123,413
                                                               ===============        ===============        ===============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                  $         13.27        $         12.23        $         23.32
                                                               ===============        ===============        ===============
Investments at Cost                                            $       861,076        $       524,296        $     1,430,426
                                                               ===============        ===============        ===============

                                                                                        TAX-MANAGED
                                                                 TAX-MANAGED         DFA INTERNATIONAL
                                                               U.S. SMALL CAP              VALUE
                                                                  PORTFOLIO              PORTFOLIO
                                                               ---------------       -----------------
ASSETS:
Investments at Value (including $62,934 and $20,773
   of securities on loan, respectively)                        $     1,024,211        $     1,102,400
Cash                                                                        --                     16
Receivables:
   Investment Securities Sold                                            1,058                    444
   Dividends, Interest, and Tax Reclaims                                   293                  2,611
   Securities Lending                                                       45                     40
   Fund Shares Sold                                                        503                    803
Prepaid Expenses and Other Assets                                           10                     14
                                                               ---------------        ---------------
    Total Assets                                                     1,026,120              1,106,328
                                                               ---------------        ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                     66,495                 21,984
   Investment Securities Purchased                                         702                  1,299
   Fund Shares Redeemed                                                    221                    182
   Due to Advisor                                                          385                    437
Accrued Expenses and Other Liabilities                                      84                    151
                                                               ---------------        ---------------
    Total Liabilities                                                   67,887                 24,053
                                                               ---------------        ---------------
NET ASSETS                                                     $       958,233        $     1,082,275
                                                               ===============        ===============
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                         46,681,057             79,399,747
                                                               ===============        ===============
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE                                  $         20.53        $         13.63
                                                               ===============        ===============
Investments at Cost                                            $       656,661        $       805,251
                                                               ===============        ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                      TAX-MANAGED                                 TAX-MANAGED
                                                                    U.S. MARKETWIDE         TAX-MANAGED         U.S. SMALL CAP
                                                                         VALUE              U.S. EQUITY              VALUE
                                                                       PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                    ---------------       ---------------       ---------------
INVESTMENT INCOME
   Dividends                                                        $        13,103       $         7,672       $        17,065
   Interest                                                                     165                    80                   296
   Income from Securities Lending                                               105                    44                   644
   Expenses Allocated from Master Funds                                      (2,364)                 (463)                   --
                                                                    ---------------       ---------------       ---------------
        Total Investment Income                                              11,009                 7,333                18,005
                                                                    ---------------       ---------------       ---------------

EXPENSES
   Investment Advisory Services                                                  --                    --                 8,967
   Administrative Services                                                    1,441                   722                    --
   Accounting & Transfer Agent Fees                                              66                    35                   550
   Custodian Fees                                                                --                    --                   171
   Legal Fees                                                                    17                     8                    30
   Audit Fees                                                                     4                     2                    92
   Filing Fees                                                                   84                   123                    66
   Shareholders' Reports                                                         32                    17                    60
   Directors' Fees and Expenses                                                  12                     4                    22
   Other                                                                          7                     1                    24
                                                                    ---------------       ---------------       ---------------
        Total Expenses                                                        1,663                   912                 9,982
        Fees Waived, Expenses Reimbursed, and/or Previously
           Waived Fees Recovered by Advisor (Note C)                             --                  (174)                   --
                                                                    ---------------       ---------------       ---------------
   Net Expenses                                                               1,663                   738                 9,982
                                                                    ---------------       ---------------       ---------------
   NET INVESTMENT INCOME (LOSS)                                               9,346                 6,595                 8,023
                                                                    ---------------       ---------------       ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment
     Securities Sold                                                          1,052                   206               153,147
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                  169,859                47,212               200,871
                                                                    ---------------       ---------------       ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                 170,911                47,418               354,018
                                                                    ---------------       ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $       180,257       $        54,013       $       362,041
                                                                    ===============       ===============       ===============

                 See accompanying Notes to Financial Statements.

                                                                                                       TAX-MANAGED
                                                                                 TAX-MANAGED        DFA INTERNATIONAL
                                                                               U.S. SMALL CAP             VALUE
                                                                                  PORTFOLIO             PORTFOLIO
                                                                              ---------------       -----------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $0 and $2,055,
     respectively)                                                            $         4,581       $          21,892
   Interest                                                                               123                     110
   Income from Securities Lending                                                         430                      85
                                                                              ---------------       -----------------
        Total Investment Income                                                         5,134                  22,087
                                                                              ---------------       -----------------
EXPENSES
   Investment Advisory Services                                                         4,001                   4,325
   Accounting & Transfer Agent Fees                                                       245                     705
   Custodian Fees                                                                          76                     265
   Legal Fees                                                                              15                      22
   Audit Fees                                                                              41                      45
   Filing Fees                                                                             59                     138
   Shareholders' Reports                                                                   31                      32
   Directors' Fees and Expenses                                                             9                      11
   Other                                                                                   21                      41
                                                                              ---------------       -----------------
        Total Expenses                                                                  4,498                   5,584
                                                                              ---------------       -----------------
   NET INVESTMENT INCOME (LOSS)                                                           636                  16,503
                                                                              ---------------       -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES AND FOREIGN CURRENCY
   Net Realized Gain (Loss) on Investment Securities Sold                              18,956                   4,514
   Net Realized Gain (Loss) on Foreign Currency Transactions                               --                    (304)
   Change in Unrealized Appreciation (Depreciation) of:
     Investment Securities and Foreign Currency                                       100,609                 205,170
     Translation of Foreign Currency Denominated Amounts                                   --                     147
                                                                              ---------------       -----------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                      119,565                 209,527
                                                                              ---------------       -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $       120,201       $         226,030
                                                                              ===============       =================

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                           TAX-MANAGED                       TAX-MANAGED
                                                                         U.S. MARKETWIDE                     U.S. EQUITY
                                                                         VALUE PORTFOLIO                      PORTFOLIO
                                                                  -----------------------------      -----------------------------
                                                                      YEAR            YEAR              YEAR            YEAR
                                                                      ENDED           ENDED             ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,          NOV. 30,        NOV. 30,
                                                                      2004             2003              2004            2003
                                                                  -------------   -------------      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                   $       9,346   $       2,417      $       6,595   $       2,170
   Net Realized Gain (Loss) on Investment Securities Sold                 1,052         (15,486)               206         (12,492)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                              169,859         140,524             47,212          58,133
                                                                  -------------   -------------      -------------   -------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                    180,257         127,455             54,013          47,811
                                                                  -------------   -------------      -------------   -------------
Distributions From:
   Net Investment Income                                                 (7,026)         (1,935)            (5,216)         (1,091)
                                                                  -------------   -------------      -------------   -------------
     Total Distributions                                                 (7,026)         (1,935)            (5,216)         (1,091)
                                                                  -------------   -------------      -------------   -------------
Capital Share Transactions (1):
   Shares Issued                                                        359,314         301,893            264,799         171,830
   Shares Issued in Lieu of Cash Distributions                            6,572           1,868              5,203           1,086
   Shares Redeemed                                                      (98,729)       (151,388)           (48,663)        (69,135)
                                                                  -------------   -------------      -------------   -------------
   Net Increase (Decrease) From Capital Share Transactions              267,157         152,373            221,339         103,781
                                                                  -------------   -------------      -------------   -------------
     Total Increase (Decrease)                                          440,388         277,893            270,136         150,501
NET ASSETS
   Beginning of Period                                                  756,839         478,946            348,752         198,251
                                                                  -------------   -------------      -------------   -------------
   End of Period                                                  $   1,197,227   $     756,839      $     618,888   $     348,752
                                                                  =============   =============      =============   =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                        29,799          32,302             22,827          17,947
    Shares Issued in Lieu of Cash Distributions                             550             201                454             119
    Shares Redeemed                                                      (8,210)        (17,112)            (4,224)         (7,609)
                                                                  -------------   -------------      -------------   -------------
                                                                         22,139          15,391             19,057          10,457
                                                                  =============   =============      =============   =============

                                                                           TAX-MANAGED
                                                                         U.S. SMALL CAP
                                                                         VALUE PORTFOLIO
                                                                  -----------------------------
                                                                      YEAR             YEAR
                                                                      ENDED            ENDED
                                                                     NOV. 30,         NOV. 30,
                                                                      2004             2003
                                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                   $       8,023   $       3,142
   Net Realized Gain (Loss) on Investment Securities Sold               153,147          22,129
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                              200,871         442,005
                                                                  -------------   -------------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                    362,041         467,276
                                                                  -------------   -------------
Distributions From:
   Net Investment Income                                                 (7,014)         (1,454)
                                                                  -------------   -------------
     Total Distributions                                                 (7,014)         (1,454)
                                                                  -------------   -------------
Capital Share Transactions (1):
   Shares Issued                                                        447,201         413,799
   Shares Issued in Lieu of Cash Distributions                            6,276           1,244
   Shares Redeemed                                                     (311,135)       (286,987)
                                                                  -------------   -------------
   Net Increase (Decrease) From Capital Share Transactions              142,342         128,056
                                                                  -------------   -------------
     Total Increase (Decrease)                                          497,369         593,878
NET ASSETS
   Beginning of Period                                                1,581,349         987,471
                                                                  -------------   -------------
   End of Period                                                  $   2,078,718   $   1,581,349
                                                                  =============   =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                        21,563          28,806
    Shares Issued in Lieu of Cash Distributions                             313              95
    Shares Redeemed                                                     (15,041)        (20,644)
                                                                  -------------   -------------
                                                                          6,835           8,257
                                                                  =============   =============

               See accompanying Notes to the Financial Statements.

                                                                  TAX-MANAGED                               TAX-MANAGED
                                                           U.S. SMALL CAP PORTFOLIO              DFA INTERNATIONAL VALUE PORTFOLIO
                                                       ----------------------------------        ----------------------------------
                                                           YEAR                YEAR                 YEAR                 YEAR
                                                           ENDED               ENDED                ENDED                ENDED
                                                         NOV. 30,             NOV. 30,             NOV. 30,             NOV. 30,
                                                           2004                 2003                 2004                 2003
                                                       -------------        -------------        -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                        $         636        $         528        $      16,503        $      10,062
   Net Realized Gain (Loss) on
     Investment Securities Sold                               18,956              (35,339)               4,514                  764
   Net Realized Gain (Loss) on
     Foreign Currency Transactions                                --                   --                 (304)                 321
   Change in Unrealized Appreciation
     (Depreciation) of:
     Investment Securities and
     Foreign Currency                                        100,609              236,677              205,170              145,760
   Translation of Foreign Currency
     Denominated Amounts                                          --                   --                  147                  (40)
                                                       -------------        -------------        -------------        -------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                               120,201              201,866              226,030              156,867
                                                       -------------        -------------        -------------        -------------

Distributions From:
   Net Investment Income                                        (552)                (344)             (24,542)              (7,505)
                                                       -------------        -------------        -------------        -------------
     Total Distributions                                        (552)                (344)             (24,542)              (7,505)
                                                       -------------        -------------        -------------        -------------

Capital Share Transactions (1):
   Shares Issued                                             222,592              197,395              290,800              251,371
   Shares Issued in Lieu of Cash
     Distributions                                               547                  338               23,798                7,378
   Shares Redeemed                                           (87,917)            (132,155)            (108,953)            (138,886)
                                                       -------------        -------------        -------------        -------------
   Net Increase (Decrease) From
     Capital Share Transactions                              135,222               65,578              205,645              119,863
                                                       -------------        -------------        -------------        -------------
     Total Increase (Decrease)                               254,871              267,100              407,133              269,225

NET ASSETS
   Beginning of Period                                       703,362              436,262              675,142              405,917
                                                       -------------        -------------        -------------        -------------
   End of Period                                       $     958,233        $     703,362        $   1,082,275        $     675,142
                                                       =============        =============        =============        =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                             11,936               15,041               24,124               29,187
    Shares Issued in Lieu of Cash
      Distributions                                               31                   28                2,046                  945
    Shares Redeemed                                           (4,710)             (10,416)              (9,050)             (17,110)
                                                       -------------        -------------        -------------        -------------
                                                               7,257                4,653               17,120               13,022
                                                       =============        =============        =============        =============

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  TAX-MANAGED U.S.
                                                                             MARKETWIDE VALUE PORTFOLIO
                                                       -----------------------------------------------------------------------
                                                           YEAR          YEAR            YEAR           YEAR           YEAR
                                                          ENDED          ENDED          ENDED          ENDED           ENDED
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2004            2003           2002           2001           2000
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     11.12     $     9.09     $    11.46     $    10.77     $    10.64
                                                       -----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.11           0.04           0.05           0.12           0.17
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.13           2.02          (2.39)          0.77           0.12
                                                       -----------     ----------     ----------     ----------     ----------
    Total From Investment Operations                          2.24           2.06          (2.34)          0.89           0.29
                                                       -----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.09)         (0.03)         (0.03)         (0.16)         (0.16)
   Net Realized Gains                                           --             --             --             --             --
   Return of Capital                                            --             --             --          (0.04)            --
                                                       -----------     ----------     ----------     ----------     ----------
    Total Distributions                                      (0.09)         (0.03)         (0.03)         (0.20)         (0.16)
                                                       -----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period                         $     13.27     $    11.12     $     9.09     $    11.46     $    10.77
                                                       ===========     ==========     ==========     ==========     ==========
Total Return                                                 20.24%         22.79%        (20.43)%         8.17%          2.80%
                                                       -----------     ----------     ----------     ----------     ----------
Net Assets, End of Period (thousands)                  $ 1,197,227     $  756,839     $  478,946     $  574,286     $  259,457
Ratio of Expenses to Average Net Assets**                     0.42%          0.43%          0.42%          0.44%          0.50%
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                      0.42%          0.43%          0.42%          0.44%          0.50%
Ratio of Net Investment Income to Average Net Assets          0.97%          0.43%          0.44%          0.97%          1.75%
Portfolio Turnover Rate                                        N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                    5%             6%            15%            11%            39%

                                                                            TAX-MANAGED U.S.
                                                                           EQUITY PORTFOLIO
                                                       -------------------------------------------------------
                                                           YEAR           YEAR           YEAR        SEPT. 25,
                                                          ENDED          ENDED          ENDED           TO
                                                         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2004            2003           2002           2001
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $    11.05     $     9.40     $    11.78     $    10.00
                                                       ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                              0.14           0.07           0.04           0.01
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                              1.18           1.63          (2.41)          1.77
                                                       ----------     ----------     ----------     ----------
    Total From Investment Operations                         1.32           1.70          (2.37)          1.78
                                                       ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                                    (0.14)         (0.05)         (0.01)            --
   Net Realized Gains                                          --             --             --             --
   Return of Capital                                           --             --             --             --
                                                       ----------     ----------     ----------     ----------
    Total Distributions                                     (0.14)         (0.05)         (0.01)            --
                                                       ----------     ----------     ----------     ----------
Net Asset Value, End of Period                         $    12.23     $    11.05     $     9.40     $    11.78
                                                       ==========     ==========     ==========     ==========
Total Return                                                12.03%         18.21%        (20.16)%        17.80%#
                                                       ----------     ----------     ----------     ----------
Net Assets, End of Period (thousands)                  $  618,888     $  348,752     $  198,251     $   81,550
Ratio of Expenses to Average Net Assets**                    0.25%          0.25%          0.25%          0.25%*
Ratio of Expenses to Average Net Assets (excluding
   waivers and assumption of expenses and/or
   recovery of previously waived fees)**                     0.29%          0.29%          0.34%          0.71%*
Ratio of Net Investment Income to Average Net Assets         1.37%          0.87%          0.50%          0.57%*
Portfolio Turnover Rate                                       N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series                   5%            13%            11%             4%

*    Annualized
#    Non-annualized
** Represents the combined ratios for the portfolio and its pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                                                          TAX-MANAGED U.S. SMALL CAP VALUE PORTFOLIO
                                          ---------------------------------------------------------------------------
                                             YEAR            YEAR            YEAR            YEAR            YEAR
                                             ENDED           ENDED           ENDED           ENDED           ENDED
                                            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                             2004             2003            2002           2001            2000
                                          -----------     -----------     -----------     -----------     -----------
Net Asset Value, Beginning of Period      $     19.22     $     13.34     $     14.63     $     12.08     $     11.19
                                          -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                  0.09            0.04            0.02            0.06            0.09
   Net Gains (Losses) on Securities
      (Realized and Unrealized)                  4.09            5.86           (1.25)           2.58            0.86
                                          -----------     -----------     -----------     -----------     -----------
      Total From Investment Operations           4.18            5.90           (1.23)           2.64            0.95
                                          -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                        (0.08)          (0.02)          (0.06)          (0.09)          (0.06)
   Net Realized Gains                              --              --              --              --              --
                                          -----------     -----------     -----------     -----------     -----------
      Total Distributions                       (0.08)          (0.02)          (0.06)          (0.09)          (0.06)
                                          -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period            $     23.32     $     19.22     $     13.34     $     14.63     $     12.08
                                          ===========     ===========     ===========     ===========     ===========
Total Return                                    21.84%          44.29%          (8.47)%         22.01%           8.50%

Net Assets, End of Period (thousands)     $ 2,078,718     $ 1,581,349     $   987,471     $   834,773     $   435,729
Ratio of Expenses to Average Net Assets          0.56%           0.56%           0.56%           0.57%           0.60%
Ratio of Net Investment Income to
   Average Net Assets                            0.45%           0.27%           0.13%           0.53%           0.88%
Portfolio Turnover Rate                            21%             13%             11%             12%             50%

                 See accompanying Notes to Financial Statements.

                                                                                    TAX-MANAGED U.S.
                                                                                   SMALL CAP PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                          YEAR             YEAR           YEAR            YEAR             YEAR
                                                          ENDED           ENDED           ENDED           ENDED           ENDED
                                                         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                          2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     17.84     $     12.55     $     14.54     $     12.95     $     12.19
                                                       -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.01            0.01            0.01            0.05            0.05
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.69            5.29           (1.96)           1.59            0.74
                                                       -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                          2.70            5.30           (1.95)           1.64            0.79
                                                       -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.01)          (0.01)          (0.04)          (0.05)          (0.03)
   Net Realized Gains                                           --              --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
    Total Distributions                                      (0.01)          (0.01)          (0.04)          (0.05)          (0.03)
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                         $     20.53     $     17.84     $     12.55     $     14.54     $     12.95
                                                       ===========     ===========     ===========     ===========     ===========
Total Return                                                 15.17%          42.27%         (13.45)%         12.69%           6.50%
                                                       -----------     -----------     -----------     -----------     -----------
Net Assets, End of Period (thousands)                  $   958,233     $   703,362     $   436,262     $   382,381     $   163,739
Ratio of Expenses to Average Net Assets                       0.56%           0.57%           0.57%           0.58%           0.61%
Ratio of Net Investment Income to Average Net Assets          0.08%           0.10%           0.07%           0.40%           0.45%
Portfolio Turnover Rate                                          7%             19%             10%             12%             54%

                                                                                     TAX-MANAGED DFA
                                                                              INTERNATIONAL VALUE PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                           YEAR            YEAR           YEAR             YEAR           YEAR
                                                          ENDED           ENDED           ENDED           ENDED           ENDED
                                                         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                           2004            2003            2002            2001            2000
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $     10.84     $      8.24     $      9.20     $     10.20     $     10.24
                                                       -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                               0.22            0.17            0.14            0.11            0.13
   Net Gains (Losses) on Securities (Realized and
    Unrealized)                                               2.93            2.59           (0.98)          (1.00)          (0.12)
                                                       -----------     -----------     -----------     -----------     -----------
    Total From Investment Operations                          3.15            2.76           (0.84)          (0.89)           0.01
                                                       -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Net Investment Income                                     (0.36)          (0.16)          (0.12)          (0.11)          (0.05)
   Net Realized Gains                                           --              --              --              --              --
                                                       -----------     -----------     -----------     -----------     -----------
    Total Distributions                                      (0.36)          (0.16)          (0.12)          (0.11)          (0.05)
                                                       -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of Period                         $     13.63     $     10.84     $      8.24     $      9.20     $     10.20
                                                       ===========     ===========     ===========     ===========     ===========
Total Return                                                 29.69%          34.20%          (9.29)%         (8.83)%          0.04%
                                                       -----------     -----------     -----------     -----------     -----------
Net Assets, End of Period (thousands)                  $ 1,082,275     $   675,142     $   405,917     $   288,440     $   111,350
Ratio of Expenses to Average Net Assets                       0.65%           0.66%           0.68%           0.76%           0.81%
Ratio of Net Investment Income to Average Net Assets          1.91%           2.08%           1.84%           1.91%           1.86%
Portfolio Turnover Rate                                          7%             25%              8%              4%              6%

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company. The Fund offers thirty-six portfolios, five of which (the "Portfolios") are included in this report. The remaining portfolios are presented in separate reports.

      The Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio (the "Feeder Funds") invest all of their assets in The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (each, a "Series"), respectively, each a corresponding series or "master fund" of The DFA Investment Trust Company. At November 30, 2004, the Feeder Funds owned 70% and 100%, respectively, of the outstanding shares of their respective Series.

      The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

      Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio are organized as stand-alone registered investment companies.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S Small Cap Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by these portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, these Portfolios value the securities at the mean between the quoted bid and asked prices. Securities held by Tax-Managed DFA International Value Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

      The Tax-Managed DFA International Value Portfolio (the "International Portfolio") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the International Portfolio is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Portfolio's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the

Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Portfolio. When the International Portfolio uses fair value pricing, the values assigned to the International Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      For the Tax-Managed U.S. Marketwide Value Portfolio and Tax-Managed U.S. Equity Portfolio, the investment reflects their proportionate interest in the net assets of their respective Series.

      2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Tax-Managed DFA International Value Portfolio whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

      The Tax-Managed DFA International Value Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

      Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest, dividends and foreign withholding taxes recorded on the books of the Tax-Managed DFA International Value Portfolio and the U.S. dollar equivalent amounts actually received or paid.

      3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

      The Feeder Funds record, on a daily basis, their respective share of income and expenses on their investment in their respective Series, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions are allocated pro-rata among their investors at the time of such determination.

      The Tax-Managed DFA International Value Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The portfolio accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital abroad.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or "the Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services. For the year ended November 30, 2004, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               Tax-Managed U.S. Small Cap Value Portfolio             0.50 of 1%
               Tax Managed U.S. Small Cap Portfolio                   0.50 of 1%
               Tax Managed DFA International Value Portfolio          0.50 of 1%

      For the year ended November 30, 2004, the Feeder Funds accrued and paid monthly to the Advisor an administration fee based on an effective annual rate of 0.15 of 1% of average daily net assets.

      For the Tax-Managed U.S. Equity Portfolio, the Advisor has contractually agreed to waive its administration fee and assume the expenses of the Portfolio (up to the amount of fees paid to the Advisor based on the Portfolio's assets invested in its master fund) to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.25% of the average net assets of the Portfolio on an annualized basis. At any time that the annualized expenses of the Tax-Managed U.S. Equity Portfolio are less than 0.25% of the Portfolio's average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or any expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.25% of its average net assets. The Tax-Managed U.S. Equity Portfolio is not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. The expense waiver will remain in effect for a period of one year from April 1, 2004 to April 1, 2005, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. At November 30, 2004, approximately $458,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding November 30, 2007.

      Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

               Tax-Managed U.S. Marketwide Value Portfolio            $ 15,707
               Tax-Managed U.S. Equity Portfolio                         7,804
               Tax-Managed U.S. Small Cap Value Portfolio               29,889
               Tax-Managed U.S. Small Cap Portfolio                     13,237
               Tax-Managed DFA International Value Portfolio            14,145

E.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2004, the Portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                            OTHER INVESTMENT
                                                              SECURITIES
                                                        -----------------------
                                                        PURCHASES      SALES
                                                        ----------   ----------
Tax-Managed U.S. Small Cap Value Portfolio              $  501,384   $  370,826
Tax-Managed U.S. Small Cap Portfolio                       184,840       57,979
Tax-Managed DFA International Value Portfolio              268,363       57,529

      There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

F.  FEDERAL INCOME TAXES:

      Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

      Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                         INCREASE           INCREASE
                                                                        (DECREASE)         (DECREASE)
                                                      INCREASE         UNDISTRIBUTED      UNDISTRIBUTED
                                                     (DECREASE)       NET INVESTMENT      NET REALIZED
                                                  PAID-IN CAPITAL         INCOME          GAINS/LOSSES
                                                  ---------------     --------------      -------------
Tax-Managed DFA International Value Portfolio                  --     $         (156)     $         156

      These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                          ORDINARY
                                                         INCOME AND
                                                         SHORT-TERM       LONG-TERM
                                                        CAPITAL GAINS    CAPITAL GAIN       TOTAL
                                                        -------------    ------------     --------
Tax-Managed U.S. Marketwide Value Portfolio
2004                                                    $       7,026              --     $  7,026
2003                                                            1,935              --        1,935
Tax-Managed U.S. Equity Portfolio
2004                                                            5,216              --        5,216
2003                                                            1,091              --        1,091
Tax-Managed U.S. Small Cap Value Portfolio
2004                                                            7,014              --        7,014
2003                                                            1,454              --        1,454
Tax-Managed U.S. Small Cap Portfolio
2004                                                              552              --          552
2003                                                              344              --          344
Tax-Managed DFA International Value Portfolio
2004                                                           24,542              --       24,542
2003                                                            7,505              --        7,505

      Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

      As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                                      TOTAL NET
                                                                                                    DISTRIBUTABLE
                                                  UNDISTRIBUTED    UNDISTRIBUTED       CAPITAL        EARNINGS/
                                                 NET INVESTMENT      LONG-TERM          LOSS        (ACCUMULATED)
                                                     INCOME        CAPITAL GAINS    CARRYFORWARD        LOSS)
                                                 --------------    -------------    ------------    -------------
Tax-Managed U.S. Marketwide Value Portfolio      $        3,444               --    $   (180,882)   $    (177,438)
Tax-Managed U.S. Equity Portfolio                         3,310               --         (35,393)         (32,083)
Tax-Managed U.S. Small Cap Value Portfolio                3,703    $      34,361              --           38,064
Tax-Managed U.S. Small Cap Portfolio                        471               --         (87,376)         (86,905)
Tax-Managed DFA International Value Portfolio             6,385               --         (20,973)         (14,588)

      For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amount in thousands):

                                                            EXPIRES ON NOVEMBER 30,
                                                   ---------------------------------------
                                                     2008        2009       2010      2011       TOTAL
                                                   --------   --------   ---------  --------   ---------
Tax-Managed U.S. Marketwide Value Portfolio        $ 11,968   $ 19,886   $ 133,556  $ 15,472   $ 180,882
Tax-Managed U.S. Equity Portfolio                        --         --      22,901    12,492      35,393
Tax-Managed U.S. Small Cap Portfolio                     --         --      52,168    35,208      87,376
Tax-Managed DFA International Value Portfolio            --      1,701      19,272        --      20,973

      During the year ended November 30, 2004, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following (amounts in thousands):

               Tax-Managed U.S. Marketwide Value Portfolio            $    1,006
               Tax-Managed U.S. Equity Portfolio                             611
               Tax-Managed U.S. Small Cap Value Portfolio                118,434
               Tax-Managed U.S. Small Cap Portfolio                       19,643
               Tax-Managed DFA International Value Portfolio               3,566

      Certain of the investments held by the Tax-Managed DFA International Value Portfolio are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At November 30, 2004, the Portfolio had unrealized appreciation (depreciation) (mark to market) of $4,570,262 and $148,925 of realized gains on the sale of passive foreign investment companies, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                           NET
                                                                                                       UNREALIZED
                                                   FEDERAL         UNREALIZED        UNREALIZED       APPRECIATION/
                                                  TAX COST        APPRECIATION      DEPRECIATION     (DEPRECIATION)
                                                 -----------      ------------      ------------     --------------
Tax-Managed U.S. Marketwide Value Portfolio      $   861,609      $    377,898      $    (42,073)    $      335,825
Tax-Managed U.S. Equity Portfolio                    524,722           108,966           (14,739)            94,227
Tax-Managed U.S. Small Cap Value Portfolio         1,431,341           816,279           (54,925)           761,354
Tax-Managed U.S. Small Cap Portfolio                 657,933           395,536           (29,258)           366,278
Tax-Managed DFA International Value Portfolio        810,142           305,112           (12,854)           292,258

G.  FINANCIAL INSTRUMENTS:

      In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments which have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

      1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      2. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.

H.  LINE OF CREDIT:

      The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. For the year ended November 30, 2004, borrowings under the line were as follows:

                                                     WEIGHTED        WEIGHTED       NUMBER OF    INTEREST     MAXIMUM AMOUNT
                                                      AVERAGE         AVERAGE         DAYS        EXPENSE     BORROWED DURING
                                                   INTEREST RATE   LOAN BALANCE    OUTSTANDING   INCURRED       THE PERIOD
                                                   -------------   ------------    -----------   --------     ---------------
Tax-Managed Small Cap Value Portfolio                       1.75%    $  106,000              3      $  15          $  106,000
Tax-Managed Small Cap Portfolio                             1.75%        60,000              3          9              60,000

      The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit with the international custodian bank during the year ended November 30, 2004.

I.  COMPONENTS OF NET ASSETS:

      At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                              TAX-MANAGED       TAX-MANAGED      TAX-MANAGED
                                                                            U.S. MARKETWIDE     U.S. EQUITY    U.S. SMALL CAP
                                                                            VALUE PORTFOLIO      PORTFOLIO     VALUE PORTFOLIO
                                                                            ---------------     ------------   ---------------
Paid-In Capital                                                             $     1,038,849     $    556,791   $     1,279,484
Accumulated Net Investment Income (Loss)                                              3,436            3,263             3,678
Accumulated Net Realized Gain (Loss)                                               (181,416)         (35,819)           33,287
Unrealized Appreciation (Depreciation) of Investment Securities                     336,358           94,653           762,269
                                                                            ---------------     ------------   ---------------
Total Net Assets                                                            $     1,197,227     $    618,888   $     2,078,718
                                                                            ===============     ============   ===============

                                                                                                                TAX-MANAGED
                                                                                                TAX-MANAGED      DFA VALUE
                                                                                              U.S. SMALL CAP   INTERNATIONAL
                                                                                                 PORTFOLIO       PORTFOLIO
                                                                                              --------------   --------------
Paid-In Capital                                                                               $      678,873   $      804,490
Accumulated Net Investment Income (Loss)                                                                 460            2,107
Accumulated Net Realized Gain (Loss)                                                                 (88,650)         (21,294)
Accumulated Net Realized Foreign Exchange Gain (Loss)                                                     --             (304)
Unrealized Appreciation (Depreciation) of Investment Securities and
  Foreign Currency                                                                                   367,550          297,149
Unrealized Net Foreign Exchange Gain (Loss)                                                               --              127
                                                                                              --------------   --------------
Total Net Assets                                                                              $      958,233   $    1,082,275
                                                                                              ==============   ==============

J.  SECURITIES LENDING:

      As of November 30, 2004, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

      The cash collateral received by each Portfolio from securities on loan is invested along with cash collateral from the other Portfolios in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Portfolio. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

K.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (for Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio and Tax-Managed U.S. Small Cap Portfolio) and the summary schedule of portfolio holdings (for Tax-Managed DFA International Value Portfolio), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Small Cap Value Portfolio, Tax-Managed U.S. Small Cap Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians and transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000 VALUE INDEX
DECEMBER 14, 1998-NOVEMBER 30, 2004

GROWTH OF $10,000

             THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES   RUSSELL 3000 VALUE INDEX
  12/14/98                    $   10,000                          $   10,000
  12/31/98                    $   10,310                          $   10,636
   1/31/99                    $   10,380                          $   10,695
   2/28/99                    $   10,011                          $   10,500
   3/31/99                    $   10,371                          $   10,695
   4/30/99                    $   11,611                          $   11,693
   5/31/99                    $   11,791                          $   11,598
   6/30/99                    $   12,081                          $   11,941
   7/31/99                    $   11,621                          $   11,596
   8/31/99                    $   11,221                          $   11,167
   9/30/99                    $   10,641                          $   10,789
  10/31/99                    $   10,811                          $   11,349
  11/30/99                    $   10,751                          $   11,269
  12/31/99                    $   10,921                          $   11,342
 1/31/2000                    $   10,291                          $   10,977
 2/29/2000                    $    9,570                          $   10,261
 3/31/2000                    $   10,701                          $   11,422
 4/30/2000                    $   10,981                          $   11,302
 5/31/2000                    $   10,861                          $   11,402
 6/30/2000                    $   10,191                          $   10,937
 7/31/2000                    $   10,701                          $   11,090
 8/31/2000                    $   11,350                          $   11,698
 9/30/2000                    $   11,230                          $   11,794
10/31/2000                    $   11,560                          $   12,062
11/30/2000                    $   11,080                          $   11,627
12/31/2000                    $   12,141                          $   12,251
 1/31/2001                    $   13,021                          $   12,317
 2/28/2001                    $   12,861                          $   11,997
 3/31/2001                    $   12,471                          $   11,589
 4/30/2001                    $   13,230                          $   12,154
 5/31/2001                    $   13,540                          $   12,430
 6/30/2001                    $   13,390                          $   12,209
 7/31/2001                    $   13,210                          $   12,166
 8/31/2001                    $   12,431                          $   11,709
 9/30/2001                    $   10,901                          $   10,852
10/31/2001                    $   10,961                          $   10,783
11/30/2001                    $   12,001                          $   11,421
12/31/2001                    $   12,370                          $   11,720
 1/31/2002                    $   11,940                          $   11,647
 2/28/2002                    $   11,770                          $   11,669
 3/31/2002                    $   12,271                          $   12,246
 4/30/2002                    $   11,801                          $   11,891
 5/31/2002                    $   11,651                          $   11,913
 6/30/2002                    $   10,510                          $   11,263
 7/31/2002                    $    9,210                          $   10,169
 8/31/2002                    $    9,360                          $   10,237
 9/30/2002                    $    8,500                          $    9,127
10/31/2002                    $    8,950                          $    9,764
11/30/2002                    $    9,570                          $   10,390
12/31/2002                    $    9,020                          $    9,939
 1/31/2003                    $    8,829                          $    9,695
 2/28/2003                    $    8,589                          $    9,432
 3/31/2003                    $    8,589                          $    9,454
 4/30/2003                    $    9,399                          $   10,291
 5/31/2003                    $   10,189                          $   10,982
 6/30/2003                    $   10,278                          $   11,123
 7/31/2003                    $   10,608                          $   11,316
 8/31/2003                    $   11,028                          $   11,511
 9/30/2003                    $   10,689                          $   11,397
10/31/2003                    $   11,448                          $   12,112
11/30/2003                    $   11,758                          $   12,299
12/31/2003                    $   12,368                          $   13,033
 1/31/2004                    $   12,638                          $   13,279
 2/29/2004                    $   12,918                          $   13,562
 3/31/2004                    $   12,898                          $   13,467
 4/30/2004                    $   12,668                          $   13,109
 5/31/2004                    $   12,768                          $   13,244
 6/30/2004                    $   13,168                          $   13,584
 7/31/2004                    $   12,708                          $   13,356
 8/31/2004                    $   12,638                          $   13,541
 9/30/2004                    $   13,098                          $   13,778
10/31/2004                    $   13,278                          $   14,006
11/30/2004                    $   14,168                          $   14,759

   AVERAGE ANNUAL     ONE      FIVE          FROM
   TOTAL RETURN      YEAR      YEARS      12/14/1998
   -------------------------------------------------
                    20.49%      5.68%           6.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 3000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE TAX-MANAGED U.S. EQUITY SERIES VS.
WILSHIRE 5000 INDEX
SEPTEMBER 25, 2001-NOVEMBER 30, 2004

GROWTH OF $10,000

             THE TAX-MANAGED U.S. EQUITY SERIES   WILSHIRE 5000 INDEX
 9/25/2001               $   10,000                    $   10,000
 9/30/2001               $   10,240                    $   10,278
10/31/2001               $   10,780                    $   10,539
11/30/2001               $   11,780                    $   11,346
12/31/2001               $   11,970                    $   11,550
 1/31/2002               $   11,710                    $   11,407
 2/28/2002               $   11,300                    $   11,172
 3/31/2002               $   11,880                    $   11,661
 4/30/2002               $   11,210                    $   11,092
 5/31/2002               $   10,970                    $   10,961
 6/30/2002               $   10,030                    $   10,190
 7/31/2002               $    9,100                    $    9,368
 8/31/2002               $    9,190                    $    9,423
 9/30/2002               $    8,320                    $    8,478
10/31/2002               $    8,960                    $    9,127
11/30/2002               $    9,409                    $    9,677
12/31/2002               $    8,869                    $    9,141
 1/31/2003               $    8,640                    $    8,911
 2/28/2003               $    8,500                    $    8,760
 3/31/2003               $    8,590                    $    8,859
 4/30/2003               $    9,279                    $    9,585
 5/31/2003               $    9,830                    $   10,171
 6/30/2003               $    9,950                    $   10,322
 7/31/2003               $   10,260                    $   10,570
 8/31/2003               $   10,550                    $   10,824
 9/30/2003               $   10,330                    $   10,704
10/31/2003               $   11,010                    $   11,358
11/30/2003               $   11,150                    $   11,517
12/31/2003               $   11,600                    $   12,034
 1/31/2004               $   11,830                    $   12,302
 2/29/2004               $   12,010                    $   12,482
 3/31/2004               $   11,860                    $   12,349
 4/30/2004               $   11,670                    $   12,085
 5/31/2004               $   11,850                    $   12,252
 6/30/2004               $   12,060                    $   12,507
 7/31/2004               $   11,580                    $   12,029
 8/31/2004               $   11,590                    $   12,069
 9/30/2004               $   11,790                    $   12,284
10/31/2004               $   11,960                    $   12,494
11/30/2004               $   12,510                    $   13,079

   AVERAGE ANNUAL      ONE          FROM
   TOTAL RETURN       YEAR        9/25/2001
   ----------------------------------------
                     12.20%            7.29%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Wilshire 5000 Index courtesy of Wilshire Associates Incorporated.

                           DISCLOSURE OF FUND EXPENSES

      The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

      The Expense Tables below illustrates your fund's costs in two ways.

      - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

           To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the fund's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

      Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                                 BEGINNING        ENDING                        EXPENSES
                                                  ACCOUNT        ACCOUNT       ANNUALIZED         PAID
                                                   VALUE          VALUE         EXPENSE          DURING
                                                   6/1/04        11/30/04        RATIO           PERIOD*
                                                ------------   ------------   ------------    ------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Actual Fund Return                              $   1,000.00   $   1,109.60           0.25%   $       1.32
Hypothetical 5% Return                          $   1,000.00   $   1,023.75           0.25%   $       1.26

THE TAX-MANAGED U.S. EQUITY SERIES

Actual Fund Return                              $   1,000.00   $   1,055.70           0.09%   $       0.46
Hypothetical 5% Return                          $   1,000.00   $   1,024.55           0.09%   $       0.46

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

      The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

      The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

Financials                                                24.1%
Consumer Discretionary                                    22.8
Energy                                                    11.3
Industrials                                               10.7
Information Technology                                     9.4
Materials                                                  6.5
Telecommunication Services                                 5.9
Health Care                                                4.3
Consumer Staples                                           4.1
Utilities                                                  0.5
Other                                                      0.3
REITS                                                      0.1
                                                         -----
                                                         100.0%
                                                         =====

THE TAX-MANAGED U.S. EQUITY SERIES

Financials                                                18.6%
Information Technology                                    17.1
Consumer Discretionary                                    14.2
Health Care                                               13.4
Industrials                                               11.2
Consumer Staples                                           9.3
Energy                                                     7.0
Materials                                                  3.6
Utilities                                                  2.8
Telecommunication Services                                 2.5
Other                                                      0.2
REITS                                                      0.1
                                                         -----
                                                         100.0%
                                                         =====

                  THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
COMMON STOCKS -- (90.3%)
   1st Source Corp.                                                      9,700   $       254,625
   21st Century Insurance Group                                         37,700           489,346
 * 3Com Corp.                                                          193,900           860,916
 * 4Kids Entertainment, Inc.                                             1,500            30,645
 # A.G. Edwards, Inc.                                                   48,600         1,900,260
 * AAR Corp.                                                             9,900           135,333
 * ABX Air, Inc.                                                        19,300           151,698
 * Accelrys, Inc.                                                       15,800            98,908
 * ACE Cash Express, Inc.                                                  400            10,670
 * Aclara BioSciences, Inc.                                              9,400            39,292
 * Acme Communications, Inc.                                               300             1,764
 * ACT Manufacturing, Inc.                                                 100                 0
 * Actel Corp.                                                           7,300           125,268
 # Action Performance Companies, Inc.                                    6,700            72,293
 * ActivCard Corp.                                                       7,200            57,312
 * Active Power, Inc.                                                   11,300            51,415
 * Activision, Inc.                                                     48,150           756,918
 * Adaptec, Inc.                                                        36,500           284,700
 * ADC Telecommunications, Inc.                                        173,900           408,665
 * ADE Corp.                                                             2,600            47,996
 * Adept Technology, Inc.                                                  700             1,155
 * Administaff, Inc.                                                    30,800           458,920
 * Advanced Digital Information Corp.                                   23,300           213,894
 * Advanced Energy Industries, Inc.                                      1,600            13,680
   Advanced Marketing Services, Inc.                                     7,400            79,550
 * Advanced Micro Devices, Inc.                                        103,800         2,208,864
 * Advanced Power Technology, Inc.                                       1,200             9,012
   Advanta Corp. Class A                                                14,400           322,272
   Advanta Corp. Class B Non-Voting                                     15,000           358,200
 * Advent Software, Inc.                                                10,700           214,107
 * Aehr Test Systems                                                       500             1,090
 * AEP Industries, Inc.                                                  8,300            90,802
 * Aeroflex, Inc.                                                        9,100           111,475
 * Aether Systems, Inc.                                                 13,900            51,708
   Aetna, Inc.                                                          91,900        10,891,069
 * Aetrium, Inc.                                                           100               360
 * Aftermarket Technology Corp.                                          1,500            26,130
*# AGCO Corp.                                                           47,700         1,039,383
 * Agile Software Corp.                                                  2,500            20,900
   Agilysys, Inc.                                                       22,600           373,578
 * Air Methods Corp.                                                     1,900            13,813
   Airgas, Inc.                                                         78,300         2,081,214
   Alamo Group, Inc.                                                     3,800            79,420
*# Alaska Air Group, Inc.                                               16,700           521,541
   Albany International Corp. Class A                                   17,000           568,650
 * Albany Molecular Research, Inc.                                       4,900            52,528
   Albemarle Corp.                                                      18,200           725,088
 # Albertson's, Inc.                                                   294,200         7,443,260
   Alcoa, Inc.                                                           2,552            86,717
 * Alderwoods Group, Inc.                                                5,100            53,958
   Alexander & Baldwin, Inc.                                            30,900         1,307,379
 * Alexion Pharmaceuticals, Inc.                                         6,600           136,488
   Alfa Corp.                                                           30,557           462,939
 * Align Technology, Inc.                                                1,000            10,570
 * All American Semiconductor, Inc.                                      1,300             7,930
 * Allegheny Corp.                                                       2,265           640,021
   Allegheny Technologies, Inc.                                          4,200            92,400
 * Alliance Semiconductor Corp.                                          5,800   $        20,300
 * Allied Defense Group, Inc.                                            3,000            61,440
 * Allied Healthcare International, Inc.                                 1,200             6,456
 * Allied Healthcare Products, Inc.                                        400             2,476
 * Allied Holdings, Inc.                                                 1,100             2,821
*# Allied Waste Industries, Inc.                                        95,200           865,368
 * Allmerica Financial Corp.                                            16,000           520,800
 * Alloy, Inc.                                                           1,200             5,400
 * Allscripts Healthcare Solutions, Inc.                                22,400           220,640
   Allstate Corp.                                                      573,700        28,971,850
   Alltel Corp.                                                            500            28,345
   Alpharma, Inc. Class A                                               33,800           561,418
   AMBAC Financial Group, Inc.                                          58,200         4,733,406
   Ambassadors Group, Inc.                                                 700            24,346
   Ambassadors International, Inc.                                       4,000            54,960
 * AMC Entertainment, Inc.                                               9,700           187,501
   Amerada Hess Corp.                                                   92,600         8,227,510
 * America Services Group, Inc.                                            600            15,030
*# America West Holdings Corp. Class B                                     200             1,162
   American Axle & Manufacturing Holdings, Inc.                         50,300         1,466,748
 # American Capital Strategies, Ltd.                                    18,023           575,655
 * American Dental Partners, Inc.                                        1,800            32,958
   American Financial Group, Inc.                                       73,500         2,313,780
 # American Greetings Corp. Class A                                     34,700           923,714
 * American Independence Corp.                                           1,266            18,711
 # American Italian Pasta Co.                                            9,000           173,340
 * American Medical Security Group, Inc.                                 7,200           232,776
   American National Insurance Co.                                      24,200         2,459,930
   American Pacific Corp.                                                  500             4,175
 * American Physicians Capital, Inc.                                     4,000           133,240
   American Power Conversion Corp.                                       3,000            63,420
 * American Retirement Corp.                                             9,800            77,910
   American Shared Hospital Services                                       600             3,162
   American Software, Inc. Class A                                       4,500            26,775
 * American Superconductor Corp.                                         3,800            52,615
 * American Technical Ceramics Corp.                                       500             5,005
*# American Tower Corp.                                                 78,900         1,430,457
 * American West Bancorporation                                            666            13,986
 * AmeriCredit Corp.                                                    32,000           670,080
 * AmeriServe Financial, Inc.                                              200             1,040
 # AmerisourceBergen Corp.                                             136,372         8,037,766
   Ameron International Corp.                                            4,000           151,920
 # AmerUs Group Co.                                                     28,300         1,233,031
 * AMN Healthcare Services, Inc.                                         7,300           116,800
*# AMR Corp.                                                             7,500            67,725
   Amrep Corp.                                                             500             8,895
   AmSouth Bancorporation                                                2,500            64,825
   Anadarko Petroleum Corp.                                            323,234        22,497,086
*# Anadigics, Inc.                                                       1,800             6,066
 * Analex Corp.                                                            200               810
   Analogic Corp.                                                        9,933           450,164
 * Analysts International Corp.                                            200               670
 * Anaren, Inc.                                                          8,700           116,876
 * Andrew Corp.                                                         71,873         1,020,597
 # Anixter International, Inc.                                             400            15,092

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * AnnTaylor Stores Corp.                                               39,375   $       863,887
 * AnswerThink, Inc.                                                    15,200            68,552
*# Anthem, Inc.                                                         52,339         5,303,511
 # AON Corp.                                                           139,900         2,954,688
 * APA Enterprises, Inc.                                                 5,200            11,232
   Apache Corp.                                                        228,346        12,344,385
   Apogee Enterprises, Inc.                                              9,600           139,968
 * Apple Computer, Inc.                                                155,000        10,392,750
 * Applica, Inc.                                                         4,600            23,230
 * Applied Films Corp.                                                   5,400           119,664
   Applied Industrial Technologies, Inc.                                11,700           487,305
 * Applied Innovation, Inc.                                              1,300             4,654
 * Applied Micro Circuits Corp.                                        127,400           468,832
   Applied Signal Technologies, Inc.                                     2,400            91,104
 * Apropos Technology, Inc.                                              7,000            20,930
   Aptargroup, Inc.                                                      6,500           341,575
 * aQuantive, Inc.                                                      13,000           112,970
 * Arch Capital Group, Ltd.                                              3,900           151,905
   Arch Chemicals, Inc.                                                  7,500           219,000
 # Arch Coal, Inc.                                                      18,995           725,609
   Archer-Daniels-Midland Co.                                          548,965        11,638,058
*# Arena Pharmaceuticals, Inc.                                             400             2,240
 * Argonaut Group, Inc.                                                  2,050            40,754
 * Ariba, Inc.                                                           5,350            88,275
   Arkansas Best Corp.                                                  11,000           474,320
 * Armor Holdings, Inc.                                                 10,700           461,919
 * Arqule, Inc.                                                          3,100            17,174
 * Arris Group, Inc.                                                    59,400           337,986
 * Arrow Electronics, Inc.                                              35,200           863,456
 * Artesyn Technologies, Inc.                                           30,500           290,360
   ArvinMeritor, Inc.                                                      200             4,390
 * Ascential Software Corp.                                             40,525           553,977
   Ashland, Inc.                                                        67,600         3,998,540
 * Ashworth, Inc.                                                        4,000            36,200
 * Aspect Communications Corp.                                           8,400            91,140
 * Aspect Medical Systems, Inc.                                          1,600            39,040
 * Aspen Technology, Inc.                                                5,900            34,043
   Associated Banc-Corp                                                  1,885            62,639
 * Astec Industries, Inc.                                               10,800           179,712
 # Astoria Financial Corp.                                               5,400           224,100
   Astro-Med, Inc.                                                       1,300            11,740
*# AstroPower, Inc.                                                      5,400                51
   AT&T Corp.                                                          499,000         9,131,700
 * Atmel Corp.                                                          27,900            99,045
 * ATP Oil & Gas Corp.                                                   6,900            98,325
   Atrion Corp.                                                            200             9,044
 * Atwood Oceanics, Inc.                                                 1,600            83,888
 * Audiovox Corp. Class A                                               23,900           357,305
 * August Technology Corp.                                               8,600            72,670
 * autobytel.com, Inc.                                                   7,300            53,144
 * AutoNation, Inc.                                                    324,600         6,011,592
 * Avatar Holdings, Inc.                                                 1,700            80,359
 * Aviall, Inc.                                                          5,600           127,344
*# Avici Systems, Inc.                                                     200             1,430
*# Avid Technology, Inc.                                                 4,700           268,229
 * Avigen, Inc.                                                            100               345
 * Avnet, Inc.                                                          37,900           697,360
*# Avocent Corp.                                                        20,400           773,772
   AVX Corp.                                                           176,800         2,225,912
 * Aware, Inc.                                                          21,800           107,038
 * Axcelis Technologies, Inc.                                           51,400           375,220
 * Axsys Technologies, Inc.                                                450   $         8,136
 * Aztar Corp.                                                          30,900         1,045,038
 * AZZ, Inc.                                                             3,600            54,900
   Baldwin & Lyons, Inc. Class B                                         1,500            39,000
 * Bancinsurance Corp.                                                   1,800            13,356
   Bandag, Inc.                                                          4,500           224,415
   Bandag, Inc. Class A                                                  2,600           118,508
   Bank of America Corp.                                                28,000         1,295,560
   Bank of Hawaii Corp.                                                 64,600         3,136,330
 # Banknorth Group, Inc.                                                 3,000           107,910
 * BankUnited Financial Corp. Class A                                   16,500           507,210
   Banner Corp.                                                          5,966           196,997
   Banta Corp.                                                          13,000           578,500
 * Barnes & Noble, Inc.                                                 28,700           777,196
   Bassett Furniture Industries, Inc.                                    3,579            70,542
   Bay View Capital Corp.                                                1,690            29,068
 * BayCorp Holdings, Ltd.                                                   34               430
   BB&T Corp.                                                              437            18,551
   Bear Stearns Companies, Inc.                                         78,522         7,662,177
 * BearingPoint, Inc.                                                   52,000           452,400
 # Beazer Homes USA, Inc.                                               10,001         1,240,124
 # Belden CDT, Inc.                                                     18,550           430,174
 * Bell Industries, Inc.                                                 2,700             7,857
 * Bell Microproducts, Inc.                                              9,600            82,080
   Belo Corp. Class A                                                  109,700         2,766,634
 * Benchmark Electronics, Inc.                                          12,600           441,630
   Berkley (W.R.) Corp.                                                 23,625         1,071,394
 * Beverly Enterprises, Inc.                                            26,800           232,356
*# Big Lots, Inc.                                                       84,200           976,720
 * Bio-Logic Systems Corp.                                                 300             2,448
 * BioMarin Pharmaceutical, Inc.                                        15,200            81,016
 * Bio-Rad Laboratories, Inc. Class A                                    4,000           226,800
 * Biosource International, Inc.                                         2,600            17,108
*# BJ's Wholesale Club, Inc.                                               500            14,845
   Black Box Corp.                                                      18,500           789,580
   Blair Corp.                                                           4,600           161,000
 # Blockbuster, Inc. Class A                                            47,000           398,560
 * Blonder Tongue Laboratories, Inc.                                       500             2,375
 * Blue Martini Software, Inc.                                           2,800             7,781
 * Bluegreen Corp.                                                       7,800           124,020
   Bob Evans Farms, Inc.                                                20,000           505,000
 * Boca Resorts, Inc.                                                   35,200           842,688
*# Bogen Communications International, Inc.                                700             3,447
 * Bombay Co., Inc.                                                      9,900            68,508
   Bon-Ton Stores, Inc.                                                  4,800            67,200
   Books-A-Million, Inc.                                                 5,000            46,100
 # Borders Group, Inc.                                                  73,400         1,672,052
   BorgWarner, Inc.                                                     46,200         2,312,772
 * Borland Software Corp.                                                9,700           113,393
 * Boston Communications Group, Inc.                                     5,300            47,170
 * Bottomline Technologies, Inc.                                         1,000            11,700
 # Bowater, Inc.                                                        38,100         1,543,431
   Bowne & Co., Inc.                                                    29,300           451,220
   Boyd Gaming Corp.                                                    42,300         1,554,948
 * Boyds Collection, Ltd.                                                8,600            30,186
 * Brigham Exploration Co.                                               1,100            10,285
 * Brightpoint, Inc.                                                     2,250            42,997
 * Brillian Corp.                                                        1,475             4,543
*# Broadcom Corp.                                                       42,400         1,378,848
   Brookline Bancorp, Inc.                                              30,250           490,050

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Brookstone, Inc.                                                      3,375   $        61,762
 * Brooktrout, Inc.                                                      3,300            40,458
   Brown Shoe Company, Inc.                                             10,800           308,016
 * Bruker BioSciences Corp.                                             20,400            94,044
   Brunswick Corp.                                                      51,400         2,509,348
 * Brush Engineered Materials, Inc.                                      3,000            58,500
 * BTU International, Inc.                                                 500             1,490
 * Buca, Inc.                                                              100               600
 * Buckeye Technologies, Inc.                                           19,400           240,366
   Building Materials Holding Corp.                                      8,100           295,245
   Burlington Coat Factory Warehouse Corp.                              51,900         1,209,789
   Burlington Northern Santa Fe Corp.                                  311,900        14,047,976
   Burlington Resources, Inc.                                          321,400        14,916,174
   C&D Technologies, Inc.                                               15,200           263,416
   Cabot Corp.                                                          27,400         1,031,610
   Cabot Oil & Gas Corp.                                                17,100           827,298
 * Cache, Inc.                                                           1,050            17,335
 * Caesars Entertainment, Inc.                                         247,700         4,656,760
 * CalAmp Corp.                                                          1,600            15,312
   Calgon Carbon Corp.                                                  32,900           307,615
 * California Coastal Communities, Inc.                                    700            15,603
 * Caliper Life Sciences, Inc.                                          14,800           103,452
   Callaway Golf Co.                                                    41,000           482,160
 * Callon Petroleum Co.                                                 11,000           154,110
 # Cal-Maine Foods, Inc.                                                    16               212
   Cambrex Corp.                                                        16,400           406,720
 * Candela Corp.                                                         5,400            52,812
 * Capital Pacific Holdings, Inc.                                        5,700            22,657
 * Capital Senior Living Corp.                                           9,600            49,824
 * Captaris, Inc.                                                       10,800            53,028
 * Caraustar Industries, Inc.                                           24,100           387,769
 * Cardiac Sciences, Inc.                                                2,100             4,452
 * CarMax, Inc.                                                         21,729           605,153
   Carpenter Technology Corp.                                           14,100           824,145
 * Carreker Corp.                                                        2,200            18,568
 * Carriage Services, Inc.                                               1,700             8,551
 * Carrizo Oil & Gas, Inc.                                               1,700            16,439
   Cascade Corp.                                                         3,500           112,315
 * Casella Waste Systems, Inc. Class A                                   6,400            96,704
   Casey's General Stores, Inc.                                         24,500           474,565
   Cash America International, Inc.                                     19,100           489,915
 * Castle (A.M.) & Co.                                                     100             1,272
   Castle Energy Corp.                                                   1,700            21,420
*# Casual Male Retail Group, Inc.                                       20,000            86,400
 * Catalytica Energy Systems, Inc.                                       6,900            14,490
   Cato Corp. Class A                                                      400            10,672
 * Cavalier Homes, Inc.                                                  5,800            32,074
 * Cavco Industries, Inc.                                                3,025           121,907
   CBRL Group, Inc.                                                     60,100         2,450,277
   CDI Corp.                                                             9,800           189,336
 * Celadon Group, Inc.                                                   2,000            42,800
 * Celestica, Inc.                                                         562             8,531
 * Cell Genesys, Inc.                                                    3,700            27,158
 * CellStar Corp.                                                        5,000            18,250
   Cendant Corp.                                                       618,879        14,029,987
 # Centex Corp.                                                        121,000         6,348,870
 * Centillium Communications, Inc.                                       6,300            15,876
 * Central Garden & Pet Co.                                              7,100           274,770
   Central Parking Corp.                                                30,900           469,062
 * Century Aluminum Co.                                                 24,600           630,252
 * Century Business Services, Inc.                                      42,800   $       184,040
   CenturyTel, Inc.                                                      3,100           102,052
 * Cenveo, Inc.                                                         12,000            38,280
 * Ceradyne, Inc.                                                        1,500            74,100
 * Ceres Group, Inc.                                                     1,900             9,500
   CFS Bancorp, Inc.                                                     3,023            41,657
 * Chalone Wine Group, Ltd.                                                700             8,282
*# Champion Enterprises, Inc.                                            8,800           101,024
 * Channell Commercial Corp.                                               700             5,250
 * Charles and Colvard, Ltd.                                             1,000             9,539
 * Charlotte Russe Holding, Inc.                                           200             2,330
*# Charming Shoppes, Inc.                                               50,800           474,980
*# Chart Industries, Inc.                                                    3               141
 * Checkers Drive-In Restaurants, Inc.                                   3,100            38,378
 * CheckFree Corp.                                                      21,400           792,870
 * Checkpoint Systems, Inc.                                             24,200           446,732
   Chemed Corp.                                                          1,200            74,448
   Chemical Financial Corp.                                              2,100            87,990
   Chesapeake Corp.                                                      9,000           242,910
 # Chesapeake Energy Corp.                                             143,100         2,575,800
 * Chiquita Brands International, Inc.                                     900            17,802
 * Chromcraft Revington, Inc.                                              700             8,757
 * Chronimed, Inc.                                                       3,100            20,429
   Chubb Corp.                                                         136,900        10,433,149
 * Ciber, Inc.                                                          32,200           300,426
 * CIENA Corp.                                                          15,900            40,545
   CIGNA Corp.                                                          69,000         4,831,380
 * Cimarex Energy Co.                                                    6,111           245,540
   Cincinnati Financial Corp.                                          143,745         6,439,776
 * Ciphergen Biosystems, Inc.                                            6,900            22,218
 * Ciprico, Inc.                                                           400             1,660
   CIRCOR International, Inc.                                            8,550           178,267
   Circuit City Stores, Inc.                                           171,800         2,678,362
   Citigroup, Inc.                                                      45,069         2,016,838
 # Citizens Communications Co.                                         133,500         1,909,050
   Citizens South Banking Corp.                                          1,842            24,130
   City Holding Co.                                                      6,500           239,980
 * Clark, Inc.                                                           9,200           153,180
*# Clarus Corp.                                                          8,800            76,340
 * Clayton Williams Energy, Inc.                                         6,100           139,629
 * Clean Harbors, Inc.                                                   3,200            40,096
   Clear Channel Communications, Inc.                                  576,100        19,403,048
 # Cleveland-Cliffs, Inc.                                                4,300           416,670
 * CMS Energy Corp.                                                     25,775           262,905
 * CNA Financial Corp.                                                  70,500         1,840,755
 * CNA Surety Corp.                                                     14,300           186,758
*# CNET Networks, Inc.                                                  40,100           373,732
   Coachmen Industries, Inc.                                             8,600           138,202
 * Cobra Electronics Corp.                                               1,200             9,720
   Coca-Cola Enterprises, Inc.                                         455,800         9,480,640
 * Coherent, Inc.                                                       13,100           378,459
   Cohu, Inc.                                                            2,981            49,962
 * Coldwater Creek, Inc.                                                 1,350            35,370
 * Collins & Aikman Corp.                                               16,500            58,575
   Columbia Banking System, Inc.                                         7,623           193,548
 * Comarco, Inc.                                                         8,700            70,470
 * Comcast Corp. Class A                                               461,469        13,862,529
 * Comcast Corp. Special Class A Non-Voting                            322,500         9,562,125
 # Comerica, Inc.                                                       72,600         4,464,900
 * Comfort Systems USA, Inc.                                            12,700            91,440

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Commerce Bancshares, Inc.                                             1,701   $        83,196
   Commerce Group, Inc.                                                 19,100         1,134,349
 # Commercial Capital Bancorp, Inc.                                      6,669           159,122
   Commercial Federal Corp.                                             34,300           999,159
   Commercial Metals Co.                                                18,600           843,324
 * Commonwealth Industries, Inc.                                         2,900            37,961
 * CommScope, Inc.                                                      21,500           415,380
   Community Bank System, Inc.                                          11,400           315,780
 * Community Health Systems, Inc.                                          700            19,355
   Community West Bancshares                                               400             4,220
 # Compass Bancshares, Inc.                                              2,700           125,712
 * Compex Technologies, Inc.                                             2,000             9,800
 * CompuCredit Corp.                                                    36,500           874,905
*# Compudyne Corp.                                                       1,000             7,101
   Computer Associates International, Inc.                             176,400         5,385,492
 * Computer Horizons Corp.                                               9,600            36,480
 * Computer Network Technology Corp.                                     3,200            18,240
*# Computer Sciences Corp.                                              38,200         2,066,620
 * Computer Task Group, Inc.                                             5,600            20,384
 * Compuware Corp.                                                     151,500           874,155
 * Comstock Resources, Inc.                                             13,700           297,427
 * Comtech Telecommunications Corp.                                      2,700            84,996
 * Comverse Technology, Inc.                                           237,100         5,043,117
 * Concord Camera Corp.                                                  9,900            26,136
 * Conexant Systems, Inc.                                               41,810            83,202
 * Conmed Corp.                                                         14,650           424,410
   ConocoPhillips                                                      498,094        45,321,573
 * Consolidated Graphics, Inc.                                           5,700           269,610
*# Constellation Brands, Inc.                                           19,300           862,710
*# Continental Airlines, Inc.                                           12,600           140,364
 * Continental Materials Corp.                                             100             2,660
 * Convera Corp.                                                         8,800            41,008
 * Convergys Corp.                                                      33,800           502,606
 # Cooper Tire & Rubber Co.                                             47,200           963,824
   Coors (Adolph) Co. Class B                                           16,800         1,258,320
*# Copper Mountain Networks, Inc.                                          700             2,197
   Corn Products International, Inc.                                    32,200         1,752,324
 * Cornell Companies, Inc.                                               2,400            35,160
 * Corning, Inc.                                                       470,500         5,918,890
 * Correctional Services Corp.                                           1,500             4,170
 * Corrections Corporation of America                                   11,900           470,050
   Corus Bankshares, Inc.                                               13,400           652,178
 * Cosine Communications, Inc.                                             800             2,456
   Countrywide Financial Corp.                                         424,098        14,084,295
 * Covansys Corp.                                                       21,000           282,660
 * Covenant Transport, Inc. Class A                                     15,100           290,222
 * COX Communications, Inc.                                            356,500        12,359,855
 * Cox Radio, Inc.                                                      15,000           238,500
 * Credence Systems Corp.                                                2,500            19,100
 * Credit Acceptance Corp.                                              35,400           876,150
*# Cree, Inc.                                                           29,900         1,069,822
 * Cross (A.T.) Co. Class A                                              1,100             5,236
 * Cross Country Healthcare, Inc.                                        5,000            88,750
*# Crown Castle International Corp.                                     68,300         1,152,904
 * Crown Holdings, Inc.                                                 67,300           861,440
 * Crown Media Holdings, Inc.                                           13,500           119,610
*# CryoLife, Inc.                                                        1,100             7,832
   CSS Industries, Inc.                                                  2,550            81,931
   CSX Corp.                                                           191,300         7,294,269
   CT Communications, Inc.                                               6,441            85,214
 * CTI Molecular Imaging, Inc.                                           5,800   $        77,604
   CTS Corp.                                                            22,300           297,928
   Cubic Corp.                                                          31,500           803,250
 * Culp, Inc.                                                            2,500            15,050
 * Cumulus Media, Inc. Class A                                          15,600           238,368
 * CuraGen Corp.                                                         5,400            32,562
 * Curative Health Services, Inc.                                        2,500            14,275
   Curtiss-Wright Corp. Class B                                          1,272            74,183
   Cutter & Buck, Inc.                                                   3,700            55,056
 * Cyberoptics Corp.                                                       600             8,436
 * Cybersource Corp.                                                     6,500            45,890
*# Cypress Semiconductor Corp.                                          46,900           461,965
   Cytec Industries, Inc.                                               13,500           656,235
   D&E Communications, Inc.                                              3,300            43,230
   D&K Healthcare Resources, Inc.                                       13,600            98,736
   Dana Corp.                                                          173,300         2,833,455
 * Datalink Corp.                                                       12,500            23,737
   Datascope Corp.                                                       5,617           225,186
 * Datastream Systems, Inc.                                              3,900            23,010
 * Dave & Busters, Inc.                                                  3,900            72,930
 * DaVita, Inc.                                                         75,000         2,491,500
 * Dawson Geophysical Co.                                                  400             9,340
 * Dean Foods Co.                                                       34,300         1,086,281
*# Deckers Outdoor Corp.                                                 1,900            82,688
   Deere & Co.                                                           2,500           179,325
 * Delphax Technologies, Inc.                                              400             1,636
   Delphi Financial Group, Inc. Class A                                 16,500           766,590
   Delta Financial Corp.                                                   300             3,030
 * Denbury Resources, Inc.                                              24,100           697,695
*# Dendreon Corp.                                                        6,400            62,784
 * Department 56, Inc.                                                   3,900            66,027
 * Devcon International Corp.                                              300             4,650
   Devon Energy Corp.                                                  163,800         6,784,596
 # Diamond Offshore Drilling, Inc.                                      80,300         3,008,038
 * DiamondCluster International, Inc.                                    5,000            61,150
   Diebold, Inc.                                                           200            10,640
 * Diedrich Coffee, Inc.                                                   400             1,788
 * Digi International, Inc.                                              4,300            66,177
 * Digimarc Corp.                                                        2,400            22,104
*# Digital Angel Corp.                                                   5,900            37,701
 * Digital Insight Corp.                                                 7,900           128,967
 * Digitas, Inc.                                                        15,500           127,255
   Dillards, Inc. Class A                                               73,900         1,860,802
   Dime Community Bancshares                                            19,912           365,385
   DIMON, Inc.                                                          55,600           361,956
 * Diodes, Inc.                                                          3,000            74,610
 * Discovery Partners International, Inc.                                8,900            40,940
   Disney (Walt) Co.                                                   569,400        15,305,472
 * Distributed Energy Systems Corp.                                      2,000             5,360
 * Ditech Communications Corp.                                          13,600           214,336
 * Dixie Group, Inc.                                                    11,100           177,933
 * Dollar Thrifty Automotive Group, Inc.                                22,900           615,781
 * Dominion Homes, Inc.                                                    700            14,462
   Dominion Resources, Inc.                                              1,194            78,171
 * DoubleClick, Inc.                                                    51,900           389,250
   Dover Motorsports, Inc.                                               5,200            25,272
   Downey Financial Corp.                                               21,200         1,224,088
 * Drew Industries, Inc.                                                   700            23,317
 * Dril-Quip, Inc.                                                       2,600            62,062
 * drugstore.com, Inc.                                                  26,300            85,475
 * Ducommun, Inc.                                                        1,000            25,350

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * DuPont Photomasks, Inc.                                                 600   $        15,828
 * Dura Automotive Systems, Inc.                                         5,500            50,050
 * DUSA Pharmaceuticals, Inc.                                           10,100           134,027
 * Dyax Corp.                                                           15,200           120,536
 * Dycom Industries, Inc.                                               21,399           623,567
 * Dynamex, Inc.                                                           700            14,084
*# Dynegy, Inc.                                                         69,100           390,415
 * E*TRADE Financial Corp.                                             212,600         2,946,636
 * E.piphany, Inc.                                                       4,600            20,792
 # Eagle Materials, Inc.                                                19,681         1,542,400
   Eagle Materials, Inc. Class B                                         9,015           681,534
 # Eastman Chemical Co.                                                 22,900         1,245,302
   Eastman Kodak Co.                                                   128,300         4,196,693
   Eaton Corp.                                                           3,200           215,680
 * Edge Petroleum Corp.                                                  2,800            42,840
 * Edgewater Technology, Inc.                                            7,700            32,186
 * eFunds Corp.                                                         16,300           388,266
*# EGL, Inc.                                                            12,800           431,872
   Electro Rent Corp.                                                    2,700            38,286
 * Electro Scientific Industries, Inc.                                   7,500           145,650
 * Electroglas, Inc.                                                       200               652
   Electronic Data Systems Corp.                                       375,700         8,434,465
 * Electronics for Imaging, Inc.                                        24,000           401,520
 * eLoyalty Corp.                                                          900             4,527
 * EMC Corp.                                                            26,550           356,301
 * EMCOR Group, Inc.                                                     2,800           129,416
 * EMCORE Corp.                                                          2,400             6,384
 * Emisphere Technologies, Inc.                                          6,000            18,402
 * Emmis Communications Corp. Class A                                   18,800           347,612
 * EMS Technologies, Inc.                                                9,700           152,193
 * Emulex Corp.                                                          6,400            90,496
 * Encore Medical Corp.                                                  7,100            44,694
 * Encore Wire Corp.                                                     7,050            94,999
   Energen Corp.                                                        11,300           653,818
 * Energy Partners, Ltd.                                                11,500           222,755
 * Enesco Group, Inc.                                                    3,600            26,568
 * EnPro Industries, Inc.                                                3,700           106,338
   ENSCO International, Inc.                                            85,046         2,662,790
 * Entercom Communications Corp.                                        10,500           378,210
 * Entravision Communications Corp.                                     55,400           454,280
 * Entrust, Inc.                                                        66,800           249,164
 # EOG Resources, Inc.                                                  60,600         4,549,242
 * ePlus, Inc.                                                           2,400            30,312
*# ePresence, Inc. Escrow Shares                                         6,400               832
 * ESCO Technologies, Inc.                                               5,700           417,240
 * ESS Technology, Inc.                                                 10,300            72,615
 * Esterline Technologies Corp.                                          8,200           291,920
 * Exar Corp.                                                           15,900           222,282
 * Exelixis, Inc.                                                       32,600           292,422
 * Exponent, Inc.                                                          500            13,895
 * Extreme Networks, Inc.                                               33,232           226,975
 # F.N.B. Corp.                                                         13,200           280,236
 # Fair Isaac Corp.                                                     12,922           428,752
 * Fairchild Corp. Class A                                               8,100            24,300
 * Fairchild Semiconductor Corp. Class A                                47,466           726,230
 * Famous Dave's of America, Inc.                                        2,100            23,352
   Farmer Brothers Co.                                                   5,000           132,800
 * Faro Technologies, Inc.                                               1,400            38,080
   FBL Financial Group, Inc. Class A                                    18,200           517,244
   Federated Department Stores, Inc.                                   171,600   $     9,403,680
   FedEx Corp.                                                           4,782           454,433
   Fidelity National Financial, Inc.                                    90,335         3,874,468
 * Financial Federal Corp.                                               2,100            80,766
 * Financial Industries Corp.                                            2,444            19,430
   Finish Line, Inc. Class A                                            23,400           430,560
 * Finlay Enterprises, Inc.                                              4,400            85,448
   First American Corp.                                                 61,100         2,013,245
 * First Cash Financial Services, Inc.                                   2,700            70,308
   First Charter Corp.                                                   7,900           216,381
   First Citizens BancShares, Inc.                                       3,900           530,653
   First Community Bancorp                                               4,200           176,484
   First Community Bancshares, Inc.                                      3,000           106,860
 * First Consulting Group, Inc.                                            200             1,094
 * First Horizon Pharmaceutical Corp.                                    5,665           110,807
   First Indiana Corp.                                                   7,775           180,147
 * First Mariner Bancorp                                                   300             5,157
   First Merchants Corp.                                                 7,031           189,485
   First Niagara Financial Group, Inc.                                  40,854           589,932
 # First PacTrust Bancorp, Inc.                                            600            15,660
   First Place Financial Corp.                                           3,780            85,050
   First Republic Bank                                                   6,800           349,452
   First State Bancorporation                                            2,000            75,140
 * FirstFed Financial Corp.                                              7,800           410,436
 * Flanders Corp.                                                        1,900            18,962
 * Fleetwood Enterprises, Inc.                                          39,700           537,935
   Florida East Coast Industries, Inc.                                   9,600           409,440
   Flowers Foods, Inc.                                                  39,150         1,195,249
 * Flowserve Corp.                                                      35,500           895,310
*# FLYi, Inc.                                                            4,999             9,398
 * FMC Corp.                                                            10,300           510,365
 * FMC Technologies, Inc.                                                1,719            56,469
   FNB Corp.                                                               700            13,685
 * Foodarama Supermarkets, Inc.                                            100             4,050
   Foot Locker, Inc.                                                    32,000           831,360
 # Ford Motor Co.                                                    1,169,040        16,576,987
 * Forest Oil Corp.                                                     49,750         1,692,992
   Fortune Brands, Inc.                                                  2,000           156,960
 * Foster (L.B.) Co. Class A                                               700             6,160
 * Foster Wheeler, Ltd.                                                    175             2,490
 * Fox Entertainment Group, Inc. Class A                               119,300         3,507,420
*# FPIC Insurance Group, Inc.                                            1,800            59,454
 # Fremont General Corp.                                                32,300           768,740
 * Frontier Airlines, Inc.                                              15,800           185,334
 * Frozen Food Express Industries, Inc.                                  4,300            50,740
 * FSI International, Inc.                                                 200               900
*# FuelCell Energy, Inc.                                                12,200           122,610
   Fuller (H.B.) Co.                                                    12,200           349,164
   Furniture Brands International, Inc.                                 28,600           694,694
   G & K Services, Inc. Class A                                          4,843           198,950
 * G-III Apparel Group, Ltd.                                               500             3,075
 * GameStop Corp. Class B                                               12,193           258,735
   GameTech International, Inc.                                            800             3,065
 * Gardner Denver Machinery, Inc.                                        5,500           189,200
 * Gateway, Inc.                                                        24,100           164,121
 # GATX Corp.                                                           27,197           800,680
*# Gaylord Entertainment Co.                                            34,760         1,224,942
 * Gehl Co.                                                                400             8,796
   Gencorp, Inc.                                                        27,600           463,956
 * Gene Logic, Inc.                                                      4,600            15,502

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * General Binding Corp.                                                 2,600   $        34,658
 * General Communications, Inc. Class A                                 16,200           165,888
   General Electric Co.                                                    139             4,915
 # General Motors Corp.                                                336,800        12,997,112
 * Genesee Corp. Class B                                                   100               210
 * Genesis HealthCare Corp.                                                100             3,225
 * Genesis Microchip, Inc.                                               9,200           150,052
 * Genlyte Group, Inc.                                                   6,100           489,037
 * Gentiva Health Services, Inc.                                         2,800            46,620
 # Genuine Parts Co.                                                     3,800           164,958
   Georgia-Pacific Corp.                                               178,600         6,538,546
 * Gerber Scientific, Inc.                                                 300             2,355
 * Getty Images, Inc.                                                   17,800         1,036,850
 * Giant Industries, Inc.                                                2,900            81,200
   Gibraltar Industries, Inc.                                           11,400           274,626
   Glatfelter (P.H.) Co.                                                24,700           353,951
 * Global Payment Technologies, Inc.                                       400             2,036
 * Globecomm Systems, Inc.                                              10,200            64,056
   Gold Banc Corp.                                                       4,700            70,312
*# Goodyear Tire & Rubber Co.                                           52,300           660,026
   Goody's Family Clothing, Inc.                                        35,300           343,822
 * Gottschalks, Inc.                                                     2,400            21,600
*# GP Strategies Corp.                                                   7,600            53,960
   Granite Construction, Inc.                                           14,500           384,830
 * Graphic Packaging Corp.                                               3,200            26,112
   Gray Television, Inc.                                                23,340           350,100
   Great American Financial Resources, Inc.                              2,300            40,158
 * Great Atlantic & Pacific Tea Co., Inc.                               12,700            96,012
 # Great Lakes Chemical Corp.                                           18,000           527,400
*# Grey Wolf, Inc.                                                      15,200            83,600
 * Griffin Land & Nurseries, Inc. Class A                                  400            10,560
 * Griffon Corp.                                                        27,170           681,424
 * Group 1 Automotive, Inc.                                             19,100           563,641
 * GSI Commerce, Inc.                                                    9,700           146,761
 * GTSI Corp.                                                            1,600            16,224
 * Guess, Inc.                                                          12,900           187,050
   Gulf Island Fabrication, Inc.                                         2,900            61,683
 * Gulfmark Offshore, Inc.                                               1,500            31,215
 * Ha-Lo Industries, Inc.                                               19,500                14
 * Hain Celestial Group, Inc.                                           15,100           293,393
   Hancock Holding Co.                                                   4,500           153,000
   Handleman Co.                                                        25,400           538,480
 * Hanger Orthopedic Group, Inc.                                         9,000            70,200
 * Hanover Compressor Co.                                               15,100           220,460
   Harbor Florida Bancshares, Inc.                                       5,200           182,520
   Harleysville Group, Inc.                                             12,400           298,096
 * Harmonic, Inc.                                                        2,400            18,648
 # Harrahs Entertainment, Inc.                                           2,600           159,640
 # Harris Corp.                                                         17,800         1,178,182
 * Harris Interactive, Inc.                                              5,600            37,184
   Hartford Financial Services Group, Inc.                             205,400        13,145,600
 * Harvard Bioscience, Inc.                                             15,300            60,741
 * Harvest Natural Resources, Inc.                                       3,800            69,350
   Hasbro, Inc.                                                        229,000         4,357,870
 * Hastings Entertainment, Inc.                                          5,000            40,850
 * Hauppauge Digital, Inc.                                               1,200             6,587
 * Hawk Corp.                                                              600             5,070
   HCC Insurance Holdings, Inc.                                         11,800           391,052
 * Health Net, Inc.                                                     18,000   $       489,960
   Healthcare Services Group, Inc.                                       1,200            24,888
 * HealthTronics Surgical Services, Inc.                                 7,900            59,013
   Hearst-Argyle Television, Inc.                                       43,100         1,107,670
   Hector Communications Corp.                                             200             4,240
   Heico Corp.                                                           8,700           186,180
   Heico Corp. Class A                                                     870            14,277
 * Heidrick & Struggles International, Inc.                              7,400           254,560
   Helmerich & Payne, Inc.                                              32,600         1,063,738
*# Hercules, Inc.                                                          100             1,490
 * Heritage Commerce Corp.                                                 800            15,648
 * Herley Industries, Inc.                                               3,800            78,242
 * Hewitt Associates, Inc. Class A                                       3,000            90,450
   Hewlett-Packard Co.                                               1,298,900        25,978,000
 * Hexcel Corp.                                                          5,000            76,250
   Hibernia Corp.                                                        1,900            54,948
   Hilton Hotels Corp.                                                  42,400           875,984
 * Hines Horticulture, Inc.                                              1,600             6,160
   HMN Financial, Inc.                                                   3,600           115,056
 * HMS Holdings Corp.                                                    4,500            31,590
*# Hollywood Entertainment Corp.                                        15,400           195,426
 * Hologic, Inc.                                                         6,500           162,435
   Hooper Holmes, Inc.                                                  34,400           180,600
   Horace Mann Educators Corp.                                          21,700           412,300
   Horizon Financial Corp.                                               1,900            38,969
 * Horizon Health Corp.                                                  2,000            47,980
*# Horizon Offshore, Inc.                                                7,100             2,485
   Horton (D.R.), Inc.                                                  82,755         2,913,804
 * Houston Exploration Co.                                              13,400           802,660
 * Hub Group, Inc. Class A                                                 500            21,750
 * Hudson Highland Group, Inc.                                           3,390            92,581
   Hughes Supply, Inc.                                                  45,200         1,486,176
 * Human Genome Sciences, Inc.                                          11,700           128,700
 * Humana, Inc.                                                         94,100         2,335,562
 # Hunt (J.B.) Transport Services, Inc                                  50,000         2,010,000
   Huntington Bancshares, Inc.                                           2,500            60,650
*# Hutchinson Technology, Inc.                                          22,300           730,771
 * Huttig Building Products, Inc.                                        4,400            37,972
 * Hypercom Corp.                                                       21,100           128,288
*# IAC/InterActiveCorp                                                 214,503         5,296,079
 * Ibis Technology Corp.                                                 1,600             4,064
 * Identix, Inc.                                                        27,179           215,529
 # IDEX Corp.                                                           12,750           510,000
 * IDT Corp.                                                            11,100           162,837
 * IDT Corp. Class B                                                     1,100            16,907
 * iGATE Capital Corp.                                                  20,600            82,400
   IHOP Corp.                                                            9,700           410,989
   IKON Office Solutions, Inc.                                         107,000         1,206,960
 * ILEX Oncology, Inc.                                                  10,099           251,061
 * Illumina, Inc.                                                       24,400           185,440
 # ILX Resorts, Inc.                                                       200             2,324
 * Image Entertainment, Inc.                                             4,800            29,136
   Imation Corp.                                                        31,300         1,008,173
 * IMCO Recycling, Inc.                                                  3,900            63,024
 * ImmunoGen, Inc.                                                       4,400            34,408
 * Impath, Inc.                                                            600             2,700
 * IMPCO Technologies, Inc.                                              3,700            24,568
 * Imperial Sugar Co.                                                      300             5,877
   Independence Community Bank Corp.                                    52,087         2,212,656
   IndyMac Bancorp, Inc.                                                22,400           727,776

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Infinity Property & Casualty Corp.                                   11,400   $       421,800
 * InFocus Corp.                                                         7,000            46,900
 * Infonet Services Corp.                                               58,600           116,614
 * Informatica Corp.                                                       400             3,120
 * Inforte Corp.                                                         6,700            45,292
 * Infosonics Corp.                                                        600             2,004
 * InfoSpace, Inc.                                                       8,500           376,550
   Ingles Market, Inc. Class A                                           5,000            63,950
 * Ingram Micro, Inc.                                                   71,200         1,369,888
 * Innotrac Corp.                                                          200             1,690
 * Innovative Solutions & Support, Inc.                                  1,100            33,671
 * Innovex, Inc.                                                         4,500            22,455
 * Insight Communications Co., Inc.                                     15,650           132,555
 * Insight Enterprises, Inc.                                            16,100           325,703
 * Insituform Technologies, Inc. Class A                                 4,500           105,030
 * Inspire Pharmaceuticals, Inc.                                         5,100            91,341
 * Instinet Group, Inc.                                                 42,300           253,377
 * Insurance Auto Auctions, Inc.                                         6,900           153,111
   Integra Bank Corp.                                                    4,100            93,808
 * IntegraMed America, Inc.                                                200             1,402
 * Integrated Device Technology, Inc.                                   49,000           556,150
 * Integrated Electrical Services, Inc.                                 35,700           107,814
 * Integrated Silicon Solution, Inc.                                     6,000            45,960
 * Interactive Data Corp.                                                2,200            45,144
 * Interface, Inc. Class A                                              19,800           196,020
 * Intergraph Corp.                                                     40,200         1,053,240
 * Interland, Inc.                                                       5,400            16,956
 * Interlink Electronics, Inc.                                           1,800            16,146
 # Intermet Corp.                                                        6,500               845
   International Paper Co.                                             206,912         8,590,986
 * International Rectifier Corp.                                        25,900         1,096,606
   International Speedway Corp. Class A                                  1,000            48,890
*# Internet Security Systems, Inc.                                      16,600           401,886
 * Interphase Corp.                                                      1,100             7,700
   Interpool, Inc.                                                       4,500            96,075
   Intersil Corp.                                                       99,900         1,608,390
 # Interstate Bakeries Corp.                                            14,600            84,315
 * Interstate Hotels & Resorts, Inc.                                     4,600            21,850
 * Interwoven, Inc.                                                      1,500            14,550
 * Intest Corp.                                                            600             2,910
 * Invitrogen Corp.                                                     30,600         1,851,300
 * Iomega Corp.                                                            200               910
*# Ionics, Inc.                                                         11,900           514,199
*# IPIX Corp.                                                            1,700            11,050
 * Iron Mountain, Inc.                                                     450            13,558
   Irwin Financial Corp.                                                14,700           391,167
 * ITLA Capital Corp.                                                      400            21,852
 * IXYS Corp.                                                           21,522           199,939
 * J & J Snack Foods Corp.                                               1,700            79,798
 * J Net Enterprises, Inc.                                                 600             1,590
   J. M. Smucker Co.                                                     3,282           149,265
 * Jack in the Box, Inc.                                                12,000           453,360
 * Jaco Electronics, Inc.                                                1,400             6,062
 * Jacuzzi Brands, Inc.                                                 19,300           180,262
 * Jakks Pacific, Inc.                                                   4,700            87,514
   Janus Capital Group, Inc.                                           244,500         4,046,475
 * Jarden Corp.                                                          1,500            57,555
 * JDA Software Group, Inc.                                              8,900           116,768
   Jefferies Group, Inc.                                                22,800           926,136
   Jefferson-Pilot Corp.                                                77,200         3,797,468
   JLG Industries, Inc.                                                 39,300           683,820
 * Jo-Ann Stores, Inc.                                                   2,100   $        57,792
 * Johnson Outdoors, Inc.                                                  500            10,115
   Jones Apparel Group, Inc.                                            87,000         3,091,110
 * Jones Lang LaSalle, Inc.                                                700            25,130
*# Jos. A. Bank Clothiers, Inc.                                          2,062            54,231
   Joy Global, Inc.                                                      5,000           203,450
   JPMorgan Chase & Co.                                                 51,048         1,921,957
 * K-Tron International, Inc.                                              200             5,020
 * K2, Inc.                                                             11,324           191,149
 * Kadant, Inc.                                                          5,657           114,554
   Kaman Corp. Class A                                                   8,632           103,584
 * Kansas City Southern                                                 29,300           498,393
 # KB Home                                                               1,000            87,890
*# Keane, Inc.                                                          26,300           407,650
 * Keith Companies, Inc.                                                 2,400            40,920
   Kellwood Co.                                                         94,700         3,296,507
 # Kelly Services, Inc. Class A                                         18,204           553,402
 * Kemet Corp.                                                          41,500           367,690
   Kennametal, Inc.                                                     27,400         1,405,620
 * Kennedy-Wilson, Inc.                                                    900             6,457
   Kerr-McGee Corp.                                                     95,990         5,973,458
 * Key Energy Group, Inc.                                               51,500           644,780
   KeyCorp                                                             215,100         7,160,679
 * Keynote Systems, Inc.                                                12,100           154,033
 * Keystone Automotive Industries, Inc.                                  4,700           110,121
 * Kforce, Inc.                                                          3,656            43,799
   Kimball International, Inc. Class B                                   9,000           134,100
 * Kindred Healthcare, Inc.                                              8,600           234,780
*# King Pharmaceuticals, Inc.                                            8,300           103,335
 * Kirby Corp.                                                           8,300           377,816
 * Knight Trading Group, Inc.                                           77,000           878,570
   Knight-Ridder, Inc.                                                   1,700           115,753
 * Komag, Inc.                                                             400             6,700
*# Korn/Ferry International                                             17,000           316,710
 # Kraft Foods, Inc.                                                   347,700        11,891,340
   Kronos Worldwide, Inc.                                                  218            10,006
 * Kulicke & Soffa Industries, Inc.                                      8,500            63,580
 * La Quinta Corp.                                                      53,300           429,065
   La-Z-Boy, Inc.                                                       24,800           380,680
 * LaBarge, Inc.                                                         1,900            22,800
 * Labor Ready, Inc.                                                     6,700           106,396
 * LaCrosse Footwear, Inc.                                                 400             3,940
 * Ladish Co., Inc.                                                      3,000            33,090
   LaFarge North America, Inc.                                          54,900         2,753,235
 * Laidlaw International, Inc.                                           5,900           111,510
 * Lakes Entertainment, Inc.                                             1,600            22,320
   Lance, Inc.                                                          14,100           262,824
 * Lancer Corp.                                                            700             8,253
   LandAmerica Financial Group, Inc.                                    17,100           913,140
 * Landec Corp.                                                          3,300            20,724
   Landry's Restaurants, Inc.                                           25,200           744,660
 * Lattice Semiconductor Corp.                                           1,200             6,406
 * Laureate Education, Inc.                                             33,800         1,331,382
 * Lawson Software, Inc.                                                 5,800            35,844
 * Layne Christensen Co.                                                   800            15,520
 * Lazare Kaplan International, Inc.                                       500             4,950
 * LCC International, Inc. Class A                                       2,700            13,743
   Lear Corp.                                                           56,700         3,288,600
*# LeCroy Corp.                                                          1,100            23,551
   Leggett & Platt, Inc.                                                 1,800            53,730
   Lehman Brothers Holdings, Inc.                                       87,971         7,370,210

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 # Lennar Corp. Class A                                                 34,400   $     1,545,592
   Lennar Corp. Class B                                                  4,340           181,195
   Lennox International, Inc.                                           45,700           822,143
 * Lesco, Inc.                                                           4,200            50,400
*# Level 3 Communications, Inc.                                         40,500           139,725
 * Lexicon Genetics, Inc.                                               15,000           105,450
   Libbey, Inc.                                                          2,400            50,328
   Liberty Corp.                                                         9,000           392,400
 * Liberty Media Corp. Class A                                       1,421,700        14,686,161
 * Liberty Media International, Inc. Class A                            71,085         3,060,920
 * Lightbridge, Inc.                                                     3,300            15,477
   Lilly (Eli) & Co.                                                       676            36,051
 # Limited Brands, Inc.                                                164,000         4,008,160
 * Lin TV Corp.                                                          3,600            64,872
   Lincoln National Corp.                                              111,900         5,149,638
 * Linens 'n Things, Inc.                                                6,000           149,040
   Lithia Motors, Inc. Class A                                           8,800           223,344
   LNR Property Corp.                                                   27,200         1,701,360
   Lockheed Martin Corp.                                               133,500         8,122,140
   Loews Corp.                                                         175,000        12,234,250
 * LogicVision, Inc.                                                    10,600            21,942
 * Logility, Inc.                                                        1,000             4,130
   Lone Star Steakhouse & Saloon, Inc.                                  41,400         1,117,386
 * Lone Star Technologies, Inc.                                         11,300           354,820
   Longs Drug Stores Corp.                                              29,800           795,660
   Longview Fibre Co.                                                   30,500           530,090
 # Louisiana-Pacific Corp.                                             130,100         3,183,547
   LSI Industries, Inc.                                                  7,550            75,047
 * LSI Logic Corp.                                                     177,500           938,975
 * LTX Corp.                                                            15,451           110,320
   Lubrizol Corp.                                                       27,900           963,945
 * Luby's, Inc.                                                          1,900            13,566
 * Lydall, Inc.                                                          4,800            53,664
 # Lyondell Chemical Co.                                                80,000         2,244,800
 * M&F Worldwide Corp.                                                   4,900            63,945
   M/I Homes, Inc.                                                       8,500           384,285
 * Mac-Gray Corp.                                                          500             3,825
 * Macromedia, Inc.                                                     20,900           596,277
 * Madden (Steven), Ltd.                                                   800            15,088
   MAF Bancorp, Inc.                                                    17,300           794,070
 * Magna Entertainment Corp.                                             7,000            42,000
 * Magnetek, Inc.                                                        4,900            32,389
*# Magnum Hunter Resources, Inc.                                        24,600           329,640
 * Main Street Restaurant Group, Inc.                                    2,000             2,900
 * MAIR Holdings, Inc.                                                   6,100            56,120
 # Mandalay Resort Group                                                39,500         2,753,150
   Manor Care, Inc.                                                     29,800         1,026,610
 * Manugistic Group, Inc.                                               13,300            36,575
 # Manulife Financial Corp.                                            284,353        12,775,980
 * Mapinfo Corp.                                                         6,700            80,065
   Marathon Oil Corp.                                                  249,400         9,836,336
 * MarineMax, Inc.                                                       7,200           211,680
 * MarketWatch, Inc.                                                    16,700           302,938
   MarkWest Hydrocarbon, Inc.                                              726            12,749
   Martin Marietta Materials, Inc.                                      24,700         1,241,175
 # Massey Energy Co.                                                    35,800         1,257,296
 * Mastec, Inc.                                                         21,500           180,385
 * Material Sciences Corp.                                               3,900            65,208
 * Matria Healthcare, Inc.                                               2,000            70,000
 * Matrix Bancorp, Inc.                                                    500             6,000
 * Matrix Service Co.                                                    4,000   $        29,800
 * Maverick Tube Corp.                                                  14,300           453,310
   Maxcor Financial Group, Inc.                                          3,700            33,670
*# Maxim Pharmaceuticals, Inc.                                           6,300            18,333
 * Maxtor Corp.                                                        139,600           533,272
 * Maxwell Technologies, Inc.                                              700             7,518
 * Maxygen, Inc.                                                         5,300            53,477
   May Department Stores Co.                                           173,700         4,884,444
   MBIA, Inc.                                                          111,750         6,700,530
 * McAfee, Inc.                                                         12,000           346,800
 * McDATA Corp.                                                          6,500            36,725
   MCG Capital Corp.                                                     9,600           163,200
   McGrath Rentcorp.                                                     3,004           126,949
   McKesson Corp.                                                      201,700         5,960,235
   McRae Industries, Inc. Class A                                        2,200            30,800
   MDC Holdings, Inc.                                                   15,665         1,185,840
 * Meade Instruments Corp.                                              16,000            50,720
 * Meadowbrook Insurance Group, Inc.                                     2,200            11,154
   MeadWestavco Corp.                                                  128,300         4,317,295
 * Medarex, Inc.                                                        18,200           198,380
 * MedCath Corp.                                                         1,400            30,408
 * Medco Health Solutions, Inc.                                         78,500         2,961,020
   Media General, Inc. Class A                                          14,000           870,800
 * Medical Staffing Network Holdings, Inc.                                 400             3,444
 * MedQuist, Inc.                                                        8,300           100,637
 * MEDTOX Scientific, Inc.                                               3,750            29,062
   Mercantile Bankshares Corp.                                           2,381           122,621
 * Merix Corp.                                                           9,400           102,272
   Merrill Lynch & Co., Inc.                                           164,200         9,147,582
 * Merrimac Industries, Inc.                                             1,100            10,120
 * Mesa Air Group, Inc.                                                 12,000            84,240
 * Meta Group, Inc.                                                      2,900            15,428
 * Metals USA, Inc.                                                      1,000            18,750
   MetLife, Inc.                                                       759,500        29,620,500
 * Metris Companies, Inc.                                               12,900           149,382
 * Metro-Goldwyn-Mayer, Inc.                                           186,200         2,204,608
 * Metrologic Instruments, Inc.                                          7,200           147,096
   MGIC Investment Corp.                                               111,100         7,554,800
 * MGM MIRAGE                                                           91,900         5,357,770
   MGP Ingredients, Inc.                                                 1,800            16,812
   Michaels Stores, Inc.                                                61,600         1,683,528
 * Micro Linear Corp.                                                    4,200            19,362
 * Micromuse, Inc.                                                      22,000           115,676
 * Micron Technology, Inc.                                             228,000         2,526,240
 * Microsemi Corp.                                                      18,400           327,520
 * Microtek Medical Holdings, Inc.                                         100               408
 * Microtune, Inc.                                                       5,600            33,488
   Middleby Corp.                                                          600            34,452
   Midland Co.                                                           2,000            63,600
*# Midway Games, Inc.                                                    3,200            34,688
 * Midwest Air Group, Inc.                                               4,100            12,300
 * Millennium Chemicals, Inc.                                              900            23,922
 * Millennium Pharmaceuticals, Inc.                                    131,300         1,657,006
 * Miller Industries, Inc.                                               8,700            95,787
 * MIM Corp.                                                               100               647
   Mine Safety Appliances Co.                                            3,900           184,860
   Minerals Technologies, Inc.                                          18,600         1,234,110
 * MIPS Technologies, Inc.                                               2,700            23,625
 * Misonix, Inc.                                                         4,500            28,395
 * Mission Resources Corp.                                               5,400            33,534

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * MKS Instruments, Inc.                                                16,200   $       275,238
 * Mobile Mini, Inc.                                                     5,900           178,711
 * Mobius Management Systems, Inc.                                       1,300            10,400
   Modine Manufacturing Co.                                             16,100           517,615
 * Modtech Holdings, Inc.                                                1,800            14,688
 * Moldflow Corp.                                                        2,000            28,000
 * Molecular Devices Corp.                                               4,600            96,738
   Monaco Coach Corp.                                                    3,200            63,680
 * Mondavi (Robert) Corp. Class A                                        4,800           270,240
 * Monro Muffler Brake, Inc.                                               900            22,095
   Monsanto Co.                                                        119,100         5,480,982
 * Monster Worldwide, Inc.                                              45,200         1,274,188
 * Monterey Pasta Co.                                                    7,500            24,000
 * Moog, Inc. Class A                                                    5,175           217,453
   Movado Group, Inc.                                                   13,200           242,880
   Movie Gallery, Inc.                                                  17,200           299,796
 * MPS Group, Inc.                                                      86,100           969,486
 * MRO Software, Inc.                                                   33,300           427,905
 * MSC.Software Corp.                                                    8,500            80,835
   Mueller Industries, Inc.                                             23,200           712,936
   Myers Industries, Inc.                                               16,650           188,644
 * Nabi Biopharmaceuticals                                              16,200           233,280
   NACCO Industries, Inc. Class A                                        7,300           799,277
*# Nanometrics, Inc.                                                     2,200            35,794
*# Napco Security Systems, Inc.                                            480             4,752
   Nash Finch Co.                                                        6,300           233,793
 * Nashua Corp.                                                            400             4,200
 * NATCO Group, Inc. Class A                                             1,500            12,720
   National City Corp.                                                   5,788           214,619
 * National Patent Development Corp.                                     7,600            13,072
 * National RV Holdings, Inc.                                            1,800            17,514
 * National Semiconductor Corp.                                         10,000           154,600
 * National Western Life Insurance Co. Class A                             900           145,971
   Nationwide Financial Services, Inc.                                  34,500         1,296,510
 * Natrol, Inc.                                                            900             3,042
   Nature's Sunshine Products, Inc.                                        100             1,674
 * Natus Medical, Inc.                                                   3,300            23,760
 * Navigant International, Inc.                                          6,200            68,076
 * Navigators Group, Inc.                                                1,200            33,900
 * NCI Building Systems, Inc.                                           14,800           549,080
 * NCO Group, Inc.                                                      13,197           331,377
 * NCR Corp.                                                             6,300           376,299
   NDCHealth Corp.                                                       8,100           152,928
 * Nektar Therapeutics                                                  21,400           399,859
 * Neoforma, Inc.                                                        7,800            57,954
 * NEON Systems, Inc.                                                      700             2,576
 * Neopharm, Inc.                                                        1,610            18,757
 * Neoware Systems, Inc.                                                   400             3,504
 * NES Rentals Holdings, Inc.                                                5                55
 * Net2Phone, Inc.                                                         200               686
 * NetIQ Corp.                                                           8,300           101,841
 * Netopia, Inc.                                                           300               915
 * NetRatings, Inc.                                                     33,900           678,000
 * Netscout System, Inc.                                                22,100           167,297
 * Network Equipment Technologies, Inc.                                 26,700           253,917
 * Neurogen Corp.                                                        1,300            11,375
*# New Century Financial Corp.                                          11,400           721,164
 * New Horizons Worldwide, Inc.                                            900             3,132
   New Jersey Resources Corp.                                            5,500           239,250
 # New York Community Bancorp Inc.                                     132,600         2,622,828
 * Newfield Exploration Co.                                             23,890   $     1,501,487
 * NewMarket Corp.                                                       2,800            53,732
   Newmont Mining Corp.                                                  2,294           108,621
 * Newpark Resources, Inc.                                              26,000           148,720
 * Newport Corp.                                                        24,700           304,798
 * NIC, Inc.                                                             8,000            36,760
   NL Industries, Inc.                                                  14,500           327,555
 * NMT Medical, Inc.                                                     1,500             6,360
 * Nobel Learning Communities, Inc.                                        400             2,900
   Noble Energy, Inc.                                                   18,700         1,192,873
   Nordstrom, Inc.                                                       1,900            83,125
   Norfolk Southern Corp.                                              339,800        11,665,334
 * North American Scientific, Inc.                                       5,800            26,100
   North Fork Bancorporation, Inc.                                      92,970         2,677,536
   Northrop Grumman Corp.                                              245,224        13,813,468
   Northwest Bancorp, Inc.                                               2,300            59,501
 * Northwest Pipe Co.                                                      500             9,550
 * Novell, Inc.                                                        205,000         1,250,500
 * Nu Horizons Electronics Corp.                                        12,600           104,593
   Nucor Corp.                                                          71,600         3,787,640
 * Nutraceutical International Corp.                                     2,200            35,266
 * Nuvelo, Inc.                                                             21               205
   NWH, Inc.                                                             3,600            53,820
 * NYFIX, Inc.                                                           9,700            61,983
 * O'Charleys, Inc.                                                      3,508            66,652
 * O.I. Corp.                                                              200             2,156
 * Obie Media Corp.                                                        400             2,740
*# OCA, Inc.                                                             8,400            48,048
   Occidental Petroleum Corp.                                           15,100           909,171
   OceanFirst Financial Corp.                                            2,400            60,864
 * Ocular Sciences, Inc.                                                 1,900            91,797
 * Ocwen Financial Corp.                                                39,300           366,669
 # Odyssey Re Holdings Corp.                                            52,000         1,255,800
 * Office Depot, Inc.                                                  215,300         3,530,920
   OfficeMax, Inc.                                                      67,300         2,037,171
 * Offshore Logistics, Inc.                                             16,400           621,560
 * Ohio Casualty Corp.                                                  48,700         1,046,076
 * Oil States International, Inc.                                       17,700           360,549
 * Old Dominion Freight Line, Inc.                                         450            14,108
   Old Republic International Corp.                                    111,650         2,790,134
   Olin Corp.                                                              448            10,165
*# Olympic Steel, Inc.                                                   2,500            67,500
 * OM Group, Inc.                                                        9,300           285,882
 * Omega Protein Corp.                                                   2,500            21,025
 # Omnicare, Inc.                                                       64,800         2,100,168
 * Omnova Solutions, Inc.                                               10,500            59,955
*# Oneida, Ltd.                                                          2,600             6,578
*# Onvia, Inc.                                                             200             1,228
 # Onyx Acceptance Corp.                                                   400            11,148
 * Onyx Pharmacueticals, Inc.                                            5,600           175,168
 * Opent Technologies, Inc.                                             23,600           203,904
 * Openwave Systems, Inc.                                               10,900           143,662
 * Opinion Research Corp.                                                5,300            33,470
   Option Care, Inc.                                                     5,000            86,100
 * Orbital Sciences Corp.                                               37,313           485,069
 * Oregon Steel Mills, Inc.                                              5,500            98,890
 * Orleans Homebuilders, Inc.                                              600            11,046
 * Oscient Pharmaceutical Corp.                                          1,500             4,890
 * OSI Systems, Inc.                                                     2,500            54,300
 * Osteotech, Inc.                                                       4,100            22,304
 * Overland Storage, Inc.                                                2,800            41,580

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Overseas Shipholding Group, Inc.                                     23,900   $     1,569,991
 * Owens-Illinois, Inc.                                                 81,700         1,709,164
 * OYO Geospace Corp.                                                    2,500            39,600
 * P.A.M. Transportation Services, Inc.                                    400             8,120
   Paccar, Inc.                                                          3,825           298,733
 * Pacific Mercantile Bancorp                                            1,000            14,180
 * PacifiCare Health Systems, Inc.                                      31,600         1,529,440
 * Packeteer, Inc.                                                       7,100            92,300
 * Pactiv Corp.                                                          1,800            44,730
 * Pain Therapeutics, Inc.                                              10,700            80,571
 * Palm Harbor Homes, Inc.                                               6,800           106,148
*# PalmOne, Inc.                                                         4,015           140,686
 * PalmSource, Inc.                                                      1,243            19,689
 * Panavision, Inc.                                                        600             3,750
 * PAR Technology Corp.                                                    600             7,092
 * Paradyne Networks Corp.                                              10,200            39,576
 * Parallel Petroleum Corp.                                              4,500            25,065
 * Parexel International Corp.                                           7,400           152,662
   Park Electrochemical Corp.                                            6,300           132,867
 * Parker Drilling Co.                                                  29,100           127,167
   Parker Hannifin Corp.                                                 2,600           194,480
 * Park-Ohio Holdings Corp.                                              2,800            62,944
 * Parlex Corp.                                                          3,300            20,130
 * Pathmark Stores, Inc.                                                 4,400            24,244
 * Patriot Transportation Holding, Inc.                                    200             8,332
 * Paxar Corp.                                                          11,000           254,650
 * Payless ShoeSource, Inc.                                              7,300            85,264
 * PC Connection, Inc.                                                  17,661           124,157
 * PC Mall, Inc.                                                         2,300            55,890
 * PC-Tel, Inc.                                                          8,300            66,981
 * PDI, Inc.                                                             3,300            76,791
   Peabody Energy Corp.                                                 34,900         2,896,700
 * Pediatric Services of America, Inc.                                     200             2,062
 * Pediatrix Medical Group, Inc.                                         5,100           317,730
*# Pegasus Communications Corp.                                          3,200            24,320
 * Pegasus Solutions, Inc.                                               9,200           107,548
 * Pegasystems, Inc.                                                    23,000           166,980
 * Pelican Financial, Inc.                                                 300             1,995
 * Pemstar, Inc.                                                         6,700            10,258
   Penn Virginia Corp.                                                   2,400           104,304
   Penn-America Group, Inc.                                              4,800            71,088
   Penney (J.C.) Co., Inc.                                             235,400         9,086,440
   Pep Boys - Manny, Moe & Jack                                         62,500           984,375
   PepsiAmericas, Inc.                                                 169,900         3,586,589
 * Perceptron, Inc.                                                        100               687
*# Performance Food Group Co.                                            6,500           170,560
 * Performance Technologies, Inc.                                        1,400             9,982
 * Pericom Semiconductor Corp.                                           8,200            71,996
   PerkinElmer, Inc.                                                    66,000         1,407,780
   Perrigo Co.                                                           2,700            48,708
 * Perry Ellis International, Inc.                                         600            11,454
 * Pervasive Software, Inc.                                                100               399
 * Petrocorp, Inc. Escrow Shares                                           900                54
 * Petroleum Development Corp.                                           4,900           201,488
   PETsMART, Inc.                                                       78,300         2,683,341
   PFF Bancorp, Inc.                                                    21,000           949,200
 * Pharmacopia Drug Discovery, Inc.                                      7,900            45,662
 * Pharmacyclics, Inc.                                                   2,900            30,218
   Phelps Dodge Corp.                                                   70,800         6,876,804
   Phillips-Van Heusen Corp.                                            19,400           529,620
 * Phoenix Technologies, Ltd.                                            7,400            60,014
 * Photon Dynamics, Inc.                                                 3,800   $        83,790
 * Photronics, Inc.                                                     11,200           211,008
 * Pico Holdings, Inc.                                                   9,700           199,917
   Pier 1 Imports, Inc.                                                 18,600           339,264
 # Pilgrim's Pride Corp.                                                30,700         1,028,450
 * Pinnacle Entertainment, Inc.                                          5,400            98,172
 * Pinnacle Systems, Inc.                                               21,300           111,186
   Pioneer Natural Resources Co.                                        50,700         1,784,640
 * Piper Jaffray Companies, Inc.                                         3,600           165,636
 * Pixelworks, Inc.                                                     10,700           120,375
 * Plains Exploration & Production Co                                   20,910           586,107
 * Planar Systems, Inc.                                                    900             9,594
 * PLATO Learning, Inc.                                                 13,300            92,967
 * Plexus Corp.                                                         13,500           185,625
 * PLX Technology, Inc.                                                  3,800            34,238
 * PMA Capital Corp. Class A                                             3,900            38,805
   PMI Group, Inc.                                                     117,100         4,822,178
   Pogo Producing Co.                                                   48,300         2,439,150
 * Polycom, Inc.                                                        40,400           922,736
   PolyMedica Corp.                                                     10,600           376,830
*# PolyOne Corp.                                                         1,500            13,845
 * Pomeroy IT Solutions, Inc.                                           10,400           142,064
   Pope & Talbot, Inc.                                                   5,100            85,680
   Potlatch Corp.                                                       11,800           598,496
 * Powell Industries, Inc.                                               1,400            22,638
 * Power-One, Inc.                                                      22,100           203,099
 * Powerwave Technologies, Inc.                                         21,700           175,510
 * PRAECIS Pharmaceuticals, Inc.                                        18,600            39,246
   Precision Castparts Corp.                                            51,955         3,368,762
   Preformed Line Products Co.                                             300             8,475
 * Premier Financial Bancorp                                               400             4,420
   Presidential Life Corp.                                              16,248           271,504
 * Presstek, Inc.                                                       16,700           178,356
 * Pressure BioSciences, Inc.                                              100               305
 * PRG-Schultz International, Inc.                                       3,597            19,424
 * Price Communications Corp.                                           12,038           218,008
*# Pricesmart, Inc.                                                        100               795
 * Pride International, Inc.                                            78,700         1,539,372
   Principal Financial Group, Inc.                                     309,100        11,646,888
 * ProAssurance Corp.                                                   15,200           593,560
*# Procom Technology, Inc.                                                 900             1,188
 * Progenics Pharmaceuticals, Inc.                                       1,400            20,930
 * Protection One, Inc.                                                  8,900             2,314
   Protective Life Corp.                                                47,800         2,000,430
 * Protein Design Labs, Inc.                                            30,500           552,660
   Providence & Worcester Railroad Co.                                   1,500            18,450
   Provident Financial Holdings, Inc.                                      675            19,710
   Provident Financial Services, Inc.                                    3,828            74,378
 * Providian Financial Corp.                                           117,300         1,882,665
 * Province Healthcare Co.                                              14,300           320,892
   Prudential Financial, Inc.                                          506,200        24,778,490
 * PSS World Medical, Inc.                                              64,000           800,896
 * PTEK Holdings, Inc.                                                   8,400            88,452
   Pulitzer, Inc.                                                        5,400           343,494
   Pulte Homes, Inc.                                                   141,022         7,792,876
 * PW Eagle, Inc.                                                          500             1,975
   Quaker Fabric Corp.                                                   5,800            33,350
   Quanex Corp.                                                         12,100           713,900
 * Quanta Services, Inc.                                                24,400           188,124
 * Quantum Corp.                                                        12,500            35,750
   Questar Corp.                                                        37,800         1,920,618

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * QuickLogic Corp.                                                      6,100   $        14,884
 * Quidel Corp.                                                          1,600            10,320
 * Quovadx, Inc.                                                         6,564            12,537
 * Qwest Communications International, Inc.                             97,900           391,600
   Radian Group, Inc.                                                  123,804         6,344,955
 * Radio One, Inc.                                                      12,500           173,500
 * Radiologix, Inc.                                                        400             1,500
 * RadiSys Corp.                                                         7,200           101,448
 * RailAmerica, Inc.                                                    23,700           303,360
   Ralcorp Holdings, Inc.                                                5,100           210,120
 # Range Resources Corp.                                                20,600           427,244
   Raytheon Co.                                                        285,400        11,513,036
 * RC2 Corp.                                                             3,900           122,031
 * RCM Technologies, Inc.                                                  800             4,080
*# RCN Corp.                                                            18,600             1,376
 * RealNetworks, Inc.                                                   43,700           275,310
 * Redhook Ale Brewery, Inc.                                             5,900            20,650
 # Reebok International, Ltd.                                           27,200         1,057,536
   Regal-Beloit Corp.                                                   12,000           338,520
 * Regent Communications, Inc.                                          34,600           197,566
   Regions Financial Corp.                                             104,237         3,647,253
 * Register.com, Inc.                                                    5,600            32,592
 # Reinsurance Group of America, Inc.                                   47,100         2,186,382
 # Reliance Steel & Aluminum Co.                                        17,300           690,443
 * Reliant Energy, Inc.                                                124,900         1,483,812
 * Remec, Inc.                                                          11,600            69,948
 * RemedyTemp, Inc.                                                      3,300            36,366
 * Rent-Way, Inc.                                                        9,500            80,560
 * Republic First Bancorp, Inc.                                            550             8,415
 * Res-Care, Inc.                                                        1,610            24,150
   Resource America, Inc.                                               16,600           488,538
*# Respironics, Inc.                                                     6,200           343,356
 * Restoration Hardware, Inc.                                            4,500            22,905
 * Retail Ventures, Inc.                                                 2,900            21,257
 * Retek, Inc.                                                          16,500           100,650
 * Rex Stores Corp.                                                      4,250            74,800
   Reynolds American, Inc.                                              44,400         3,357,972
 * RF Monolithics, Inc.                                                  8,100            76,302
   Richardson Electronics, Ltd.                                         13,800           153,870
   Riggs National Corp.                                                 20,700           416,484
 * Riviera Holdings Corp.                                                  300             8,100
   RLI Corp.                                                            14,600           608,090
   Robbins & Myers, Inc.                                                 8,900           214,846
   Rock of Ages Corp.                                                      300             2,223
*# Rockford Corp.                                                        3,600             7,884
   Rock-Tenn Co. Class A                                                19,900           321,186
 * Rocky Shoes & Boots, Inc.                                               300             6,240
 * Rofin-Sinar Technologies, Inc.                                          800            31,200
   Rohm & Haas Co.                                                       1,000            44,090
 * Rowan Companies, Inc.                                               123,500         3,198,650
   RPM International, Inc.                                              92,000         1,701,080
 * RSA Security, Inc.                                                   24,400           516,060
 * RTI International Metals, Inc.                                       20,900           450,395
 * Rubio's Restaurants, Inc.                                             3,400            45,152
   Ruddick Corp.                                                        11,800           257,358
 * Rush Enterprises, Inc. Class A                                          500             7,590
 * Rush Enterprises, Inc. Class B                                          500             8,060
   Russ Berrie & Co., Inc.                                              10,400           236,496
   Russell Corp.                                                        25,800           473,172
 * Ryan's Restaurant Group, Inc.                                        43,050           657,374
   Ryder System, Inc.                                                   83,000   $     4,452,120
   Ryerson Tull, Inc.                                                   15,600           252,408
 # Ryland Group, Inc.                                                   11,000         1,114,850
   Sabre Holdings Corp.                                                 47,100         1,087,068
   Safeco Corp.                                                        107,900         5,229,913
 * Safeguard Scientifics, Inc.                                          23,100            46,431
 * SafeNet, Inc.                                                         2,918           104,056
   Saks, Inc.                                                          129,550         1,802,041
*# Salton, Inc.                                                            600             3,666
 * San Filippo (John B.) & Son, Inc.                                       400             8,880
   Sanders Morris Harris Group, Inc.                                     1,100            16,775
 * Sandisk Corp.                                                        47,000         1,061,260
 * Sangamo BioSciences, Inc.                                            28,600           133,562
 * Sanmina-SCI Corp.                                                   170,700         1,507,281
   Saucony, Inc. Class B                                                   300             7,392
   Sauer-Danfoss, Inc.                                                   6,000           119,160
 * Savient Pharmaceuticals, Inc.                                        11,289            24,836
   SBC Communications, Inc.                                          1,903,800        47,918,646
 * SBS Technologies, Inc.                                                  700             9,142
 * ScanSoft, Inc.                                                        2,700             9,855
 * Schein (Henry), Inc.                                                 16,900         1,101,542
 * Scholastic Corp.                                                      4,800           158,112
   Schulman (A.), Inc.                                                  26,300           564,135
   Schweitzer-Maudoit International, Inc.                                8,100           279,936
   Scientific-Atlanta, Inc.                                             46,700         1,383,254
 * SCM Microsystems, Inc.                                                7,900            26,939
 * SCS Transportation, Inc.                                             11,200           236,880
   Seaboard Corp.                                                        1,100           825,000
 * Seabulk International, Inc.                                           7,641            91,081
 * Seachange International, Inc.                                         7,500           128,100
 * SEACOR Holdings, Inc.                                                12,550           696,525
 * Sealed Air Corp.                                                     39,700         2,040,977
 # Sears, Roebuck & Co.                                                160,700         8,361,221
 * Selectica, Inc.                                                      29,900           115,115
 # Selective Insurance Group, Inc.                                      22,600         1,012,254
 * Semitool, Inc.                                                       26,400           236,544
*# SEMX Corp.                                                              100                13
 # Sensient Technologies Corp.                                          18,500           426,425
 * Sequa Corp. Class A                                                   3,300           197,010
 * Sequa Corp. Class B                                                     900            54,225
 * Serologicals Corp.                                                   27,200           634,848
 * Service Corp. International                                         178,300         1,258,798
 * SFBC International, Inc.                                              1,500            58,245
 * Sharper Image Corp.                                                   2,300            44,068
*# Shaw Group, Inc.                                                     11,700           172,341
   Sherwin-Williams Co.                                                  3,500           156,100
 * Shiloh Industries, Inc.                                               4,000            51,920
 * Shoe Carnival, Inc.                                                   3,000            39,120
 * ShopKo Stores, Inc.                                                  16,100           287,868
 * Silicon Storage Technology, Inc.                                     32,300           224,808
*# Silicon Valley Bancshares                                            13,700           575,126
   Simmons First National Corp. Class A                                  4,611           133,719
 * SimpleTech, Inc.                                                      7,500            37,275
   Sinclair Broadcast Group, Inc. Class A                               29,200           210,532
 * Sipex Corp.                                                          30,000           165,000
 * Sitel Corp.                                                           2,000             4,440
 * Six Flags, Inc.                                                      29,600           143,856
 * Skechers U.S.A., Inc. Class A                                         5,800            67,338
   Skyline Corp.                                                         1,000            41,350
   Skywest, Inc.                                                        30,500           580,415

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Skyworks Solutions, Inc.                                             55,980   $       555,881
 * SL Industries, Inc.                                                     400             5,564
 * Smart & Final Food, Inc.                                              7,800           112,944
 * Smith & Wollensky Restaurant Group, Inc.                              3,700            17,168
   Smith (A.O.) Corp.                                                   13,400           402,670
   Smith (A.O.) Corp. Convertible Class A                                2,200            66,110
 * Smithfield Foods, Inc.                                               60,100         1,745,905
 * Smurfit-Stone Container Corp.                                       219,600         3,944,016
   Snap-On, Inc.                                                        23,600           745,996
 * Sola International, Inc.                                             10,100           218,160
 * Solectron Corp.                                                     370,900         2,318,125
   Sonic Automotive, Inc.                                               23,300           578,539
 * SonicWALL, Inc.                                                      41,100           252,765
   Sound Federal Bancorp, Inc.                                           3,636            55,271
 * Source Interlink Companies, Inc.                                     11,400           148,770
 * SOURCECORP, Inc.                                                      6,000            99,780
   South Financial Group, Inc.                                          30,508           966,646
   South Jersey Industries, Inc.                                         7,100           365,011
 * Southern Energy Homes, Inc.                                           3,200            14,784
 * Southern Union Co.                                                   24,657           604,593
   Southwest Airlines Co.                                              214,500         3,374,085
 * Southwestern Energy Co.                                              11,300           620,370
   Sovereign Bancorp, Inc.                                             205,918         4,499,308
 * Spartan Stores, Inc.                                                  6,700            34,840
   Spartech Corp.                                                       10,900           304,655
 * Specialty Laboratories, Inc.                                          6,900            75,762
 * Spectrum Control, Inc.                                                3,500            26,110
 * Spherion Corp.                                                       23,900           188,332
 * Spinnaker Exploration Co.                                            10,600           384,462
 * Sport Chalet, Inc.                                                      500             6,501
   Sprint Corp.                                                        875,888        19,979,005
   SPX Corp.                                                            47,800         1,965,058
   SS&C Technologies, Inc.                                               1,650            36,944
 * Staar Surgical Co.                                                    8,200            48,626
 * Stage Stores, Inc.                                                      100             4,099
 * Stamps.com, Inc.                                                     10,650           164,756
   StanCorp Financial Group, Inc.                                       23,600         1,865,580
   Standard Commercial Corp.                                             4,200            79,044
 * Standard Management Corp.                                               700             2,520
 * Standard Microsystems Corp.                                           7,300           179,434
   Standard Motor Products, Inc.                                         8,300           129,397
   Standard Pacific Corp.                                               21,700         1,215,417
   Standard Register Co.                                                15,000           197,400
   Starwood Hotels & Resorts Worldwide, Inc.                           105,800         5,532,282
   State Auto Financial Corp.                                           15,100           404,680
   Steel Dynamics, Inc.                                                 31,400         1,272,642
   Steel Technologies, Inc.                                              7,100           207,888
   Steelcase, Inc. Class A                                              42,100           559,930
 * Stein Mart, Inc.                                                     10,400           172,952
 * Steinway Musical Instruments, Inc.                                      600            16,962
 * Stellent, Inc.                                                        8,200            64,370
   Stepan Co.                                                            1,100            28,017
 * Sterling Financial Corp.                                             11,259           449,797
   Stewart & Stevenson Services, Inc.                                   16,200           324,000
 * Stewart Enterprises, Inc.                                            36,500           270,830
   Stewart Information Services Corp.                                   12,000           523,800
 * Stillwater Mining Co.                                                10,200           120,972
 * Stone Energy Corp.                                                   12,500           599,750
 * Stoneridge, Inc.                                                     16,300   $       247,923
 * Storage Technology Corp.                                             50,100         1,459,914
 * Stratasys, Inc.                                                         600            19,380
 * Strategic Distribution, Inc.                                            200             2,270
 * Stratos International, Inc.                                             100               406
 * Stratus Properties, Inc.                                                500             7,420
   Stride Rite Corp.                                                    30,089           331,280
 * Suburban Lodges of America, Inc. Escrow Shares                          900                 0
   Summa Industries, Inc.                                                2,200            19,976
 * Sun Bancorp, Inc.                                                       800            19,880
 * Sun Microsystems, Inc.                                              932,000         5,172,600
 # Sunoco, Inc.                                                         29,300         2,419,008
*# Sunrise Senior Living, Inc.                                          10,100           433,795
   Sunrise Telecom, Inc.                                                13,300            35,245
 # Superior Industries International, Inc.                              14,600           412,450
   Supervalu, Inc.                                                      79,700         2,517,723
   Supreme Industries, Inc.                                                610             3,733
   SureWest Communications                                               5,574           158,692
   Susquehanna Bancshares, Inc.                                         10,800           280,800
 * Swift Energy Corp.                                                   25,900           785,806
 * Swift Transportation Co., Inc.                                       15,720           306,383
   SWS Group, Inc.                                                      10,800           227,988
 * Sycamore Networks, Inc.                                             119,400           447,750
 * Sykes Enterprises, Inc.                                              14,700            99,225
 * Symmetricom, Inc.                                                    17,642           190,534
 * Syms Corp.                                                            5,500            68,145
 * Synovis Life Technologies, Inc.                                         200             2,370
   Sypris Solutions, Inc.                                                9,225           150,091
*# Tag-It Pacific, Inc.                                                    700             3,150
 * TALK America Holdings, Inc.                                             300             1,896
   Tasty Baking Co.                                                      3,800            31,806
   TB Wood's Corp.                                                       5,400            29,268
 * TBC Corp.                                                             9,400           250,698
 * Tech Data Corp.                                                      26,200         1,189,218
 * Technitrol, Inc.                                                        300             5,175
 * TechTeam Global, Inc.                                                 5,000            47,000
   Tecumseh Products Co. Class A                                         7,184           328,955
   Tektronix, Inc.                                                       1,766            55,399
   Teleflex, Inc.                                                       20,300         1,025,150
   Telephone & Data Systems, Inc.                                       40,300         3,123,250
 * TeleTech Holdings, Inc.                                              25,200           246,204
 * Tellabs, Inc.                                                       197,000         1,684,350
 * Telular Corp.                                                         3,400            21,658
   Temple-Inland, Inc.                                                  35,500         2,115,445
 * Tenet Healthcare Corp.                                               94,550         1,025,868
 * Teradyne, Inc.                                                       74,300         1,267,558
 * Terex Corp.                                                          42,500         1,948,200
*# Terra Industries, Inc.                                               34,300           281,260
 * Tesoro Petroleum Corp.                                               20,200           669,024
 * Tetra Tech, Inc.                                                     18,600           283,464
 * TETRA Technologies, Inc.                                              8,400           255,360
   Texas Genco Holdings, Inc.                                           48,700         2,281,595
   Texas Industries, Inc.                                               23,600         1,416,000
   Textron, Inc.                                                        67,600         4,909,112
 * The Banc Corp.                                                        4,200            33,012
   The Brink's Co.                                                      20,300           783,783
 * The Children's Place Retail Stores, Inc.                              8,300           262,778
 * The DIRECTV Group, Inc.                                              26,179           418,602
 * The Dress Barn, Inc.                                                 14,800           254,116

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * The Geo Group, Inc.                                                   2,000   $        46,100
 * The Lamson & Sessions Co.                                            12,800           115,840
   The Marcus Corp.                                                     12,600           287,910
 * The Mens Warehouse, Inc.                                             12,700           401,955
 * The Mosaic Co.                                                           56               973
   The Neiman Marcus Group, Inc.                                        13,700           894,747
 # The Phoenix Companies, Inc.                                          60,400           736,880
 * The Sports Authority, Inc.                                            8,103           231,017
   The St. Joe Corp.                                                     1,900           104,215
   The St. Paul Travelers Companies, Inc.                              464,300        16,937,664
   The Topps Co., Inc.                                                   8,700            86,739
 * The Washtenaw Group, Inc.                                               300               477
 * Theragenics Corp.                                                     3,100            13,020
 * Thermo Electron Corp.                                                48,545         1,468,486
 * TheStreet.com, Inc.                                                   6,700            29,145
 * Third Wave Technologies, Inc.                                        16,800           135,408
 * Thomas & Betts Corp.                                                 73,600         2,328,704
   Thomas Industries, Inc.                                              10,000           391,800
 * Thoratec Corp.                                                       49,800           498,000
 * THQ, Inc.                                                            12,838           275,503
 * Three-Five Systems, Inc.                                              5,900            11,446
 * TIBCO Software, Inc.                                                 72,900           838,350
   Tidewater, Inc.                                                      39,200         1,330,056
 * Tier Technologies, Inc. Class B                                         300             2,649
   TierOne Corp.                                                        10,300           255,543
 * Time Warner Telecom, Inc.                                            11,400            43,206
 * Time Warner, Inc.                                                   966,600        17,118,486
   Timken Co.                                                           43,600         1,133,600
 * Titan Corp.                                                          12,100           194,931
   Todd Shipyards Corp.                                                  1,100            18,843
*# Toll Brothers, Inc.                                                  34,400         1,767,472
 * Tollgrade Communications, Inc.                                        4,400            47,036
   Torchmark Corp.                                                      79,000         4,337,890
 * Toreador Resources Corp.                                                500             7,715
 * Toys R Us, Inc.                                                     147,400         2,850,716
   Traffix, Inc.                                                        18,100           118,555
 * Trammell Crow Co.                                                    32,400           554,040
 * Trans World Entertainment Corp.                                      40,100           452,328
   Transatlantic Holdings, Inc.                                         29,200         1,703,528
 * Transkaryotic Therapies, Inc.                                         9,400           214,414
 * TransMontaigne, Inc.                                                 11,700            63,531
 * Transport Corp. of America                                              500             3,680
*# Transpro, Inc.                                                        8,100            49,289
 * TRC Companies, Inc.                                                   3,200            57,088
   Tredegar Industries, Inc.                                            23,200           432,216
 * Triad Guaranty, Inc.                                                  5,600           336,000
 * Triad Hospitals, Inc.                                                30,562         1,121,320
   Triarc Companies, Inc. Class A                                        6,300            81,585
   Tribune Co.                                                         225,500         9,779,935
 * Trident Microsystems, Inc.                                            4,800            74,880
   Trinity Industries, Inc.                                             32,600         1,152,410
 * TriPath Imaging, Inc.                                                19,800           142,164
 * Triquint Semiconductor, Inc.                                         31,700           137,261
 * Triumph Group, Inc.                                                   5,600           227,136
 * TriZetto Group, Inc.                                                 29,900           211,692
 * TTM Technologies, Inc.                                               12,400           128,712
 * Tufco Technologies, Inc.                                                300             2,325
 * Tweeter Home Entertainment Group, Inc.                                  200             1,282
 * Tyler Technologies, Inc.                                             25,700           201,488
   Tyson Foods, Inc. Class A                                           188,330         3,086,729
 * U.S. Concrete, Inc.                                                  11,700            85,059
 * U.S. Xpress Enterprises, Inc. Class A                                   800   $        20,800
   UICI                                                                 45,600         1,523,040
 * Ulticom, Inc.                                                        21,900           393,105
 * Ultratech, Inc.                                                       5,500            94,765
   UMB Financial Corp.                                                  10,570           592,026
   Umpqua Holdings Corp.                                                 8,200           209,674
 * Unifi, Inc.                                                           2,600             9,672
   Unifirst Corp.                                                        5,600           154,784
   Union Pacific Corp.                                                 211,600        13,423,904
   UnionBanCal Corp.                                                     1,000            61,830
 * Unisys Corp.                                                         68,700           789,363
 * Unit Corp.                                                           15,400           610,148
   United Auto Group, Inc.                                              28,000           798,560
   United Community Financial Corp.                                     34,000           390,660
 * United Online, Inc.                                                  23,700           252,879
 * United Rentals, Inc.                                                 60,100         1,073,987
 * United States Cellular Corp.                                         32,800         1,451,400
   United States Steel Corp.                                            63,300         3,314,388
*# United Stationers, Inc.                                              10,400           497,952
*# United Therapeutics Corp.                                             7,700           338,877
 # Unitrin, Inc.                                                        41,800         1,991,352
   Unity Bancorp, Inc.                                                   1,543            18,593
 * Universal American Financial Corp.                                   52,900           706,215
 * Universal Compression Holdings, Inc.                                 10,800           402,840
   Universal Corp.                                                      13,000           632,840
   Universal Forest Products, Inc.                                      16,700           720,772
 * Universal Stainless & Alloy Products, Inc.                              500             7,360
 * Univision Communications, Inc. Class A                               44,430         1,337,343
 * Unova, Inc.                                                          29,400           651,504
   UnumProvident Corp.                                                 174,000         2,709,180
 * Urologix, Inc.                                                       12,600            89,712
*# URS Corp.                                                            12,600           378,504
 * USA Truck, Inc.                                                       2,100            26,019
   USEC, Inc.                                                           56,800           598,104
   USF Corp.                                                            14,900           550,853
 * Vail Resorts, Inc.                                                   10,900           247,975
   Valero Energy Corp.                                                 199,800         9,348,642
   Valhi, Inc.                                                          43,000           666,930
   Valmont Industries, Inc.                                              2,900            72,384
 * Valpey Fisher Corp.                                                     100               340
 * ValueClick, Inc.                                                     26,600           343,140
 * ValueVision Media, Inc. Class A                                       9,800           111,132
 * Varco International, Inc.                                             4,500           133,830
 * Vastera, Inc.                                                        11,800            21,830
 * Veeco Instruments, Inc.                                              16,900           327,691
*# VeriSign, Inc.                                                       96,300         3,168,270
 * Veritas DGC, Inc.                                                     4,200            98,280
 * VERITAS Software Corp.                                                    1                22
 * Verity, Inc.                                                          7,400           101,454
   Verizon Communications, Inc.                                        235,900         9,726,157
   Vesta Insurance Group, Inc.                                          12,600            47,376
 # Viacom, Inc. Class A                                                 85,800         3,051,906
   Viacom, Inc. Class B                                              1,187,200        41,195,840
   Viad Corp.                                                            8,100           194,319
 * Viasat, Inc.                                                         11,300           235,831
 * Viasys Healthcare, Inc.                                               3,717            69,211
 * Vicon Industries, Inc.                                                  300             1,698
   Vicor Corp.                                                          16,500           179,355
 # Video Display Corp.                                                     600             8,190
   Vintage Petroleum, Inc.                                              70,000         1,697,500
 * Vishay Intertechnology, Inc.                                         78,711         1,149,968

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Visteon Corp.                                                        66,000   $       558,360
 * Vitesse Semiconductor, Inc.                                          49,800           162,348
 * Volt Information Sciences, Inc.                                      15,600           475,800
*# Vyyo, Inc.                                                            1,400            10,150
   Wachovia Corp.                                                        6,232           322,506
   Walter Industries, Inc.                                              30,140           758,925
   Washington Federal, Inc.                                             29,800           803,706
   Washington Mutual, Inc.                                             433,500        17,647,785
 * Waste Connections, Inc.                                              14,550           495,573
   Waste Industries USA, Inc.                                           16,100           184,667
 * WatchGuard Technologies, Inc.                                        15,700            64,370
 * Water Pik Technologies, Inc.                                          6,100           104,920
   Watsco, Inc. Class A                                                 23,900           790,373
*# Watson Pharmaceuticals, Inc.                                         58,200         1,690,710
   Watts Water Technologies, Inc.                                        9,300           284,859
   Wausau-Mosinee Paper Corp.                                           29,200           524,140
   Waypoint Financial Corp.                                              3,045            84,560
 * WCI Communities, Inc.                                                 6,600           169,092
*# WebMD Corp.                                                         169,600         1,229,600
   Webster Financial Corp.                                              20,100         1,006,005
   Weis Markets, Inc.                                                    9,800           376,320
   Wellman, Inc.                                                        16,200           166,698
   Werner Enterprises, Inc.                                             43,332           974,970
   Wesbanco, Inc.                                                        5,600           177,016
   Wesco Financial Corp.                                                 1,110           427,628
 * WESCO International, Inc.                                               900            25,308
 * West Marine, Inc.                                                     8,100           187,110
 * Westaff, Inc.                                                         3,700            11,285
 * Westcoast Hospitality Corp.                                             900             4,563
   Westcorp, Inc.                                                       13,320           563,170
*# Wet Seal, Inc. Class A                                                1,700             2,822
   Weyerhaeuser Co.                                                    171,400        11,312,400
 * WFS Financial, Inc.                                                   9,100           423,423
 * Whitehall Jewelers, Inc.                                              5,842            48,372
 * Whiting Petroleum Corp.                                                 166             5,651
   Whitney Holding Corp.                                                 5,850           269,919
 * Wickes, Inc.                                                            400                 2
 * Wild Oats Markets, Inc.                                               4,700            33,652
*# William Lyon Homes, Inc.                                             11,500           809,025
 * Willis Lease Finance Corp.                                            1,200            10,680
   Willow Grove Bancorp, Inc.                                            3,300            59,499
 * Wilshire Enterprises, Inc.                                              600             3,618
 * Wilson Greatbatch Technologies, Inc.                                  2,200            44,110
 * Wind River Systems, Inc.                                              8,200            99,220
 # Winn-Dixie Stores, Inc.                                              33,700           134,800
   Wintrust Financial Corp.                                                800            47,872
 * Wireless Facilities, Inc.                                            17,600           145,728
   Wireless Telecom Group, Inc.                                          3,100             9,176
 * Witness Systems, Inc.                                                 4,100            61,459
*# WMS Industries, Inc.                                                  9,100           270,634
 * Wolverine Tube, Inc.                                                  1,200            12,744
   Woodhead Industries, Inc.                                             3,900            58,812
   Woodward Governor Co.                                                 4,800           349,680
 * World Acceptance Corp.                                                3,200            82,528
*# WorldQuest Networks, Inc.                                             1,700             5,083
 * Worldwide Restaurant Concepts, Inc.                                  12,900            42,183
   Worthington Industries, Inc.                                         69,000         1,484,190
 * Xanser Corp.                                                         10,600            29,892
*# Xerox Corp.                                                         158,800         2,432,816
 * Xeta Corp.                                                            1,600             4,752
*# XM Satellite Radio Holdings, Inc.                                    32,200         1,188,502
*# Yahoo!, Inc.                                                          4,152   $       156,198
   Yardville National Bancorp                                            3,100           103,261
 * Yellow Roadway Corp.                                                 24,791         1,310,204
 # York International Corp.                                              9,900           365,013
 * Zapata Corp.                                                            200            12,604
 * Zhone Technologies, Inc.                                                600             1,464
*# Zoltek Companies, Inc.                                               16,800           154,560
 * Zomax, Inc.                                                          14,600            50,224
 * Zoran Corp.                                                          12,542           148,623
 * Zygo Corp.                                                           15,000           174,300
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $1,204,393,328)                                                            1,686,983,850
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc.
     Warrants 09/15/10                                                       3                46
 * Chiquita Brands International, Inc.
     Warrants 03/19/09                                                   1,687             9,279
 * Foster Wheelers, Ltd.
     Warrants 09/24/07                                                   3,500                 0
 * Timco Aviation Services, Inc.
     Warrants 02/27/07                                                     229                 0
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $43,938)                                                                          9,325
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
BONDS -- (0.0%)
 * Timco Aviation Services, Inc.
     Jr. Subordinated Note
     8.000%, 01/02/07 (Cost $0)                                $             0                 0
                                                                                 ---------------

TEMPORARY CASH
  INVESTMENTS -- (9.7%)
  Repurchase Agreement, Merrill Lynch
   Triparty Repo 1.94%, 12/01/04
   (Collateralized by $173,211,000 U.S.
   Treasury Bills, maturities ranging
   from 02/17/05 to 05/12/05,
   valued at $171,735,769) to be
   repurchased at $168,373,451
   (Cost $168,364,378)^                                                168,364       168,364,378
  Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $13,597,000
   FHLMC Notes 4.20%, 10/20/09,
   valued at $13,655,331) to be
   repurchased at $13,513,706
   (Cost $13,513,000)                                                   13,513        13,513,000
                                                                                 ---------------
 TOTAL TEMPORARY CASH
   INVESTMENTS
   (Cost $181,877,378)                                                               181,877,378
                                                                                 ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $1,386,314,644)                                                         $ 1,868,870,553
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE TAX-MANAGED U.S. EQUITY SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
COMMON STOCKS -- (93.0%)
 * 1-800 CONTACTS, Inc.                                                    600   $        12,294
 * 1-800-FLOWERS.COM, Inc.                                               1,266            10,508
   1st Source Corp.                                                        600            15,750
   21st Century Insurance Group                                          3,200            41,536
 * 3-D Systems Corp.                                                       300             4,833
 * 3Com Corp.                                                           19,700            87,468
   3M Co.                                                               36,600         2,912,994
 * 4Kids Entertainment, Inc.                                               700            14,301
 * 7-Eleven, Inc.                                                        5,300           125,080
*# 99 Cents Only Stores                                                  2,800            41,776
 * @Road, Inc.                                                           2,000            12,060
 * A.C. Moore Arts & Crafts, Inc.                                          995            28,646
 # A.G. Edwards, Inc.                                                    3,300           129,030
*# aaiPharma, Inc.                                                         650             2,008
 * AAR Corp.                                                             1,100            15,037
   Abbott Laboratories                                                  74,500         3,126,020
   Abercrombie & Fitch Co.                                               4,700           214,085
 * Abgenix, Inc.                                                         4,300            43,645
 * Abiomed, Inc.                                                         1,100            16,698
 * Able Laboratories, Inc.                                                 700            15,225
   ABM Industries, Inc.                                                  1,900            41,705
 * ABX Air, Inc.                                                           600             4,716
 * Acacia Research-Acacia Technologies                                     110               500
 * Acacia Research-CombiMatrix                                              61               205
 * Accelrys, Inc.                                                          800             5,008
*# Accredited Home Lenders Holding Co.                                     400            17,180
 * Accredo Health, Inc.                                                  2,350            63,614
 * ACE Cash Express, Inc.                                                  700            18,672
   Aceto Corp.                                                           1,000            17,000
 * Aclara BioSciences, Inc.                                                200               836
 * Acme Communications, Inc.                                               500             2,940
 * Actel Corp.                                                           1,200            20,592
   Action Performance Companies, Inc.                                      500             5,395
 * ActivCard Corp.                                                       1,300            10,348
 * Active Power, Inc.                                                      800             3,640
 * Activision, Inc.                                                      7,400           116,328
 * Actuant Corp.                                                         1,200            56,424
 * Actuate Corp.                                                         1,800             4,266
   Acxiom Corp.                                                          4,500           113,805
 * Adaptec, Inc.                                                         3,900            30,420
 * ADC Telecommunications, Inc.                                         31,800            74,730
 * ADDvantage Technologies Group, Inc.                                     500             2,625
   Adesa, Inc.                                                           3,000            59,880
 * Administaff, Inc.                                                     1,200            17,880
 # Adobe Systems, Inc.                                                  12,400           750,944
 * Adolor Corp.                                                          1,800            24,894
   Adtran, Inc.                                                          3,370            75,522
*# Advance Auto Parts, Inc.                                              3,700           152,662
 * Advanced Digital Information Corp.                                    2,600            23,868
 * Advanced Energy Industries, Inc.                                      1,600            13,680
 * Advanced Fibre Communications, Inc.                                   3,800            62,130
   Advanced Marketing Services, Inc.                                       800             8,600
 * Advanced Medical Optics, Inc.                                         1,722            71,601
 * Advanced Micro Devices, Inc.                                         19,700           419,216
*# Advanced Neuromodulation Systems, Inc.                                  950            34,295
   Advanta Corp. Class A                                                   300   $         6,714
   Advanta Corp. Class B Non-Voting                                        500            11,940
 * Advent Software, Inc.                                                 1,600            32,016
   Advo, Inc.                                                            1,450            50,909
 * AEP Industries, Inc.                                                    300             3,282
 * Aeroflex, Inc.                                                        3,700            45,325
 * Aeropostale, Inc.                                                     2,600            74,100
 * AES Corp.                                                            35,300           432,072
 * Aether Systems, Inc.                                                  1,200             4,464
*# AFC Enterprises, Inc.                                                   500            12,040
 * Affiliated Computer Services, Inc. Class A                            6,700           396,506
 * Affiliated Managers Group, Inc.                                       2,150           136,267
 * Affymetrix, Inc.                                                      2,900            98,455
   AFLAC, Inc.                                                          34,100         1,282,842
 * Aftermarket Technology Corp.                                          1,200            20,904
*# AGCO Corp.                                                            5,300           115,487
 * Agere Systems, Inc. Class A                                             511               700
 * Agile Software Corp.                                                  2,600            21,736
 * Agilent Technologies, Inc.                                           23,000           526,470
   Agilysys, Inc.                                                        1,600            26,448
   AGL Resources, Inc.                                                   2,200            73,018
 * Air Methods Corp.                                                       500             3,635
   Air Products & Chemicals, Inc.                                       11,200           641,200
   Airgas, Inc.                                                          4,000           106,320
 * Airspan Networks, Inc.                                                  900             4,941
*# Airtran Holdings, Inc.                                                4,000            47,280
 * AK Steel Holding Corp.                                                5,800            74,878
*# Akamai Technologies, Inc.                                            44,500           576,275
*# Akorn, Inc.                                                             100               416
 * Aksys, Ltd.                                                             700             4,627
   Alabama National Bancorporation                                         700            44,261
 * Alaska Air Group, Inc.                                                1,200            37,476
   Albany International Corp. Class A                                    1,400            46,830
 * Albany Molecular Research, Inc.                                         800             8,576
   Albemarle Corp.                                                       2,000            79,680
   Alberto-Culver Co. Class B                                            4,850           224,555
 # Albertson's, Inc.                                                    15,000           379,500
   Alcoa, Inc.                                                          43,200         1,467,936
   Alexander & Baldwin, Inc.                                             1,600            67,696
 * Alexion Pharmaceuticals, Inc.                                         1,200            24,816
   Alfa Corp.                                                            2,400            36,360
 * Align Technology, Inc.                                                2,300            24,311
 * Alkermes, Inc.                                                        3,000            41,370
 * Allegheny Corp.                                                         106            29,952
 * Allegheny Energy, Inc.                                                9,100           174,174
   Allegheny Technologies, Inc.                                          4,521            99,462
   Allergan, Inc.                                                        8,700           639,450
   ALLETE, Inc.                                                          1,000            36,400
 * Alliance Data Systems Corp.                                           4,000           171,600
 * Alliance Gaming Corp.                                                 1,700            20,553
 * Alliance Imaging, Inc.                                                1,900            17,860
 * Alliance Semiconductor Corp.                                          1,200             4,200
   Alliant Energy Corp.                                                  3,700           100,936
*# Alliant Techsystems, Inc.                                             2,150           141,620
 * Allied Defense Group, Inc.                                              300             6,144
 * Allied Healthcare International, Inc.                                   100               538
 * Allied Waste Industries, Inc.                                        16,200           147,258

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Allmerica Financial Corp.                                             3,300   $       107,415
 * Allos Therapeutics, Inc.                                                400               840
 * Alloy, Inc.                                                           1,100             4,950
 * Allscripts Healthcare Solutions, Inc.                                 1,800            17,730
   Allstate Corp.                                                       32,957         1,664,328
   Alltel Corp.                                                         14,200           804,998
   Alpharma, Inc. Class A                                                1,400            23,254
 * Altera Corp.                                                         18,000           408,240
*# Altiris, Inc.                                                         1,000            28,000
   Altria Group, Inc.                                                   58,000         3,334,420
 * Amazon.com, Inc.                                                     18,900           749,952
   AMBAC Financial Group, Inc.                                           7,400           601,842
   Ambassadors Group, Inc.                                                 100             3,478
   Ambassadors International, Inc.                                         100             1,374
 * AMC Entertainment, Inc.                                               1,400            27,062
   AMCOL International Corp.                                             1,100            22,220
   Amcore Financial, Inc.                                                1,000            32,530
 * Amedisys, Inc.                                                          700            23,044
   Amerada Hess Corp.                                                    4,200           373,170
 * Amerco, Inc.                                                            100             4,115
 # Ameren Corp.                                                          6,000           290,520
 * America Services Group, Inc.                                          1,050            26,302
 * America West Holdings Corp. Class B                                   1,300             7,553
   American Axle & Manufacturing Holdings, Inc.                          3,500           102,060
 # American Capital Strategies, Ltd.                                       800            25,552
   American Eagle Outfitters, Inc.                                       3,900           162,903
   American Electric Power Co., Inc.                                    14,300           488,631
   American Express Co.                                                 68,500         3,816,135
   American Financial Group, Inc.                                        3,100            97,588
 # American Greetings Corp. Class A                                      4,000           106,480
*# American Healthways, Inc.                                             1,600            53,360
   American International Group, Inc.                                  195,100        12,359,585
 # American Italian Pasta Co.                                            1,200            23,112
 * American Medical Security Group, Inc.                                   600            19,398
 * American Medical Systems Holdings, Inc.                               1,600            61,056
   American National Insurance Co.                                         500            50,825
   American Pacific Corp.                                                  100               835
*# American Pharmaceutical Partners, Inc.                                3,400           101,082
 * American Physicians Capital, Inc.                                       500            16,655
   American Power Conversion Corp.                                       8,300           175,462
 * American Retirement Corp.                                               600             4,770
 * American Science & Engineering, Inc.                                    500            18,480
 * American Standard Companies, Inc.                                    10,700           416,658
   American States Water Co.                                               500            13,005
 * American Superconductor Corp.                                         1,300            18,000
 * American Tower Corp.                                                 13,000           235,690
 * American West Bancorporation                                            133             2,793
   American Woodmark Corp.                                                 800            32,184
 * America's Car-Mart, Inc.                                                700            25,690
 * AmeriCredit Corp.                                                    10,100           211,494
*# AMERIGROUP Corp.                                                      1,200            82,800
 * AmeriServe Financial, Inc.                                              700             3,640
   AmerisourceBergen Corp.                                               7,700           453,838
   Ameristar Casinos, Inc.                                               1,200            48,300
 * Ameritrade Holding Corp.                                             20,700           288,351
   Ameron International Corp.                                              200             7,596
 # AmerUs Group Co.                                                      1,900   $        82,783
   Ametek, Inc.                                                          4,500           147,060
 * Amgen, Inc.                                                          69,658         4,182,266
 * Amkor Technology, Inc.                                                7,300            40,150
 * AMN Healthcare Services, Inc.                                         1,700            27,200
 * Amphenol Corp.                                                        4,200           147,462
*# AMR Corp.                                                             7,100            64,113
   AmSouth Bancorporation                                               14,000           363,020
 * Amsurg Corp.                                                         1,650            42,421
 * Amylin Pharmaceuticals, Inc.                                         4,400            89,672
   Anadarko Petroleum Corp.                                             14,200           988,320
*# Anadigics, Inc.                                                         100               337
   Analog Devices, Inc.                                                 19,900           735,305
   Analogic Corp.                                                          300            13,596
 * Anaren, Inc.                                                            700             9,404
   Anchor Bancorp Wisconsin, Inc.                                        1,000            29,210
 * Andrew Corp.                                                         10,132           143,874
 * Andrx Group                                                           4,600            81,880
   Anheuser-Busch Companies, Inc.                                       38,600         1,933,474
 # Anixter International, Inc.                                           1,900            71,687
 * AnnTaylor Stores Corp.                                                3,675            80,629
 * Ansoft Corp.                                                            500             9,010
 * AnswerThink, Inc.                                                     2,000             9,020
 * Ansys, Inc.                                                           1,300            39,897
 * Anteon International Corp.                                            1,600            59,232
*# Anthem, Inc.                                                         10,899         1,104,396
*# Antigenics, Inc.                                                      2,100            19,782
 # AON Corp.                                                            12,400           261,888
 * AP Pharma, Inc.                                                         500               620
 * APAC Customer Services, Inc.                                          1,000             1,700
   Apache Corp.                                                         21,598         1,167,588
 * Aphton Corp.                                                          1,200             3,960
   Apogee Enterprises, Inc.                                              1,100            16,038
 * Apogee Technology, Inc.                                                 500             1,910
*# Apollo Group, Inc. Class A                                            8,350           665,495
 * Apple Computer, Inc.                                                 21,100         1,414,755
   Applebees International, Inc.                                         4,600           118,220
   Applera Corp. - Applied Biosystems Group                                200             4,100
 * Applica, Inc.                                                         1,100             5,555
 * Applied Extrusion Technologies, Inc.                                    100                17
 * Applied Films Corp.                                                     500            11,080
   Applied Industrial Technologies, Inc.                                   500            20,825
 * Applied Materials, Inc.                                              95,400         1,587,456
 * Applied Micro Circuits Corp.                                         14,700            54,096
   Applied Signal Technologies, Inc.                                       500            18,980
 * Apria Healthcare Group, Inc.                                          2,400            73,608
   Aptargroup, Inc.                                                      2,400           126,120
   Aqua America, Inc.                                                    4,425           104,961
 * aQuantive, Inc.                                                       2,500            21,725
 * Aquila, Inc.                                                         10,800            37,800
   ARAMARK Corp.                                                         5,400           141,264
 * Arch Capital Group, Ltd.                                                100             3,895
   Arch Chemicals, Inc.                                                  1,100            32,120
   Arch Coal, Inc.                                                       3,200           122,240
   Archer-Daniels-Midland Co.                                           34,700           735,640
   Arctic Cat, Inc.                                                        600            16,026
 * Arena Pharmaceuticals, Inc.                                           1,000             5,600
 * ARGON ST, Inc.                                                          500            12,930
 * Argonaut Group, Inc.                                                  1,400            27,832
 * Argosy Gaming Corp.                                                   1,500            69,840

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Ariad Pharmaceuticals, Inc.                                           2,100   $        12,117
 * Ariba, Inc.                                                           2,241            36,976
   Arkansas Best Corp.                                                   1,100            47,432
 * Armor Holdings, Inc.                                                  1,600            69,072
*# Arotech Corp.                                                           400               704
 * Arqule, Inc.                                                            800             4,432
 * Array BioPharma, Inc.                                                 1,200            10,032
 * Arris Group, Inc.                                                     3,300            18,777
 * Arrow Electronics, Inc.                                               6,000           147,180
   Arrow International, Inc.                                             2,200            66,528
 * Artesyn Technologies, Inc.                                            1,500            14,280
 * Arthrocare Corp.                                                      1,000            30,270
 * Artisan Components, Inc.                                              1,000            34,500
 * Asbury Automotive Group, Inc.                                         3,000            41,640
 * Ascential Software Corp.                                              1,225            16,746
   Ashland, Inc.                                                         2,900           171,535
 * Ashworth, Inc.                                                          600             5,430
 * Ask Jeeves, Inc.                                                      2,500            64,600
 * Aspect Communications Corp.                                           2,300            24,955
 * Aspect Medical Systems, Inc.                                          1,000            24,400
 * Aspen Technology, Inc.                                                1,600             9,232
   Associated Banc-Corp                                                  4,914           163,292
 * Astec Industries, Inc.                                                  960            15,974
 # Astoria Financial Corp.                                               3,200           132,800
 * ASV, Inc.                                                               800            33,544
 * Asyst Technologies, Inc.                                              1,900             7,904
   AT&T Corp.                                                           24,200           442,860
 * Atari, Inc.                                                           3,900             8,853
*# AtheroGenics, Inc.                                                    1,500            35,565
 * Atmel Corp.                                                          25,300            89,815
 * ATMI, Inc.                                                            1,700            39,134
 # Atmos Energy Corp.                                                    2,700            72,873
 * ATP Oil & Gas Corp.                                                   1,100            15,675
 * Atwood Oceanics, Inc.                                                 1,000            52,430
 * Audiovox Corp. Class A                                                  800            11,960
 * August Technology Corp.                                                 500             4,225
*# Authentidate Holding Corp.                                            1,000             6,940
 * autobytel.com, Inc.                                                   2,000            14,560
   Autodesk, Inc.                                                        6,600           431,706
   Automatic Data Processing, Inc.                                      28,500         1,297,605
 * AutoNation, Inc.                                                     14,600           270,392
*# Autozone, Inc.                                                        3,600           308,160
*# Avanex Corp.                                                          6,000            18,600
 * AVANIR Pharmaceuticals Class A                                        4,300            14,663
 * Avant Immunotherapeutics, Inc.                                          700             1,295
 * Avatar Holdings, Inc.                                                   100             4,727
   Avery Dennison Corp.                                                  4,900           287,434
*# AVI BioPharma, Inc.                                                     500             1,090
 * Aviall, Inc.                                                          1,700            38,658
 * Avici Systems, Inc.                                                     500             3,575
 * Avid Technology, Inc.                                                 1,500            85,605
 * Avigen, Inc.                                                            300             1,035
   Avista Corp.                                                          1,200            21,360
 * Avnet, Inc.                                                           6,200           114,080
 * Avocent Corp.                                                         2,600            98,618
 # Avon Products, Inc.                                                  24,800           930,992
   AVX Corp.                                                             8,100           101,979
 * Axcelis Technologies, Inc.                                            4,900            35,770
 * AXS-One, Inc.                                                           100               284
 * Aztar Corp.                                                           1,200            40,584
 # Baker Hughes, Inc.                                                   16,700           740,311
   Baldor Electric Co.                                                   1,500   $        41,370
   Ball Corp.                                                            6,200           277,326
*# Bally Total Fitness Holding Corp.                                     1,700             5,661
   BancorpSouth, Inc.                                                    3,300            82,038
   Bandag, Inc.                                                            200             9,974
   Bank of America Corp.                                               148,252         6,859,620
   Bank of Hawaii Corp.                                                  2,200           106,810
   Bank of New York Co., Inc.                                           31,300         1,030,083
 # Banknorth Group, Inc.                                                 7,500           269,775
 * BankUnited Financial Corp. Class A                                    1,400            43,036
   Banner Corp.                                                            600            19,812
   Banta Corp.                                                           1,000            44,500
 # Bard (C.R.), Inc.                                                     6,000           359,460
 * Barnes & Noble, Inc.                                                  3,900           105,612
   Barnes Group, Inc.                                                    1,000            26,180
 * Barr Laboratories, Inc.                                               6,525           254,801
 * Barry (R.G.) Corp.                                                      100               350
 # Bausch & Lomb, Inc.                                                   2,800           164,864
   Baxter International, Inc.                                           29,100           921,015
   Bay View Capital Corp.                                                  320             5,504
 * BayCorp Holdings, Ltd.                                                    6                76
   BB&T Corp.                                                           21,678           920,231
 * BE Aerospace, Inc.                                                    1,400            14,836
 * BEA Systems, Inc.                                                    20,700           167,256
   Bear Stearns Companies, Inc.                                          8,200           800,156
 * BearingPoint, Inc.                                                   11,000            95,700
 * Beasley Broadcast Group, Inc.                                           200             3,510
 # Beazer Homes USA, Inc.                                                  700            86,800
   Bebe Stores, Inc.                                                     1,900            68,932
 # Beckman Coulter, Inc.                                                 3,000           196,380
   Becton Dickinson & Co.                                               13,200           723,096
 * Bed Bath and Beyond, Inc.                                            14,000           558,992
   BEI Technologies, Inc.                                                  700            20,545
   Belden CDT, Inc.                                                      1,600            37,104
 * Bell Microproducts, Inc.                                              1,100             9,405
   BellSouth Corp.                                                      67,800         1,818,396
   Belo Corp. Class A                                                    4,500           113,490
   Bemis Co., Inc.                                                       5,200           144,768
 * Benchmark Electronics, Inc.                                           2,200            77,110
 * Bentley Pharmaceuticals, Inc.                                         1,000             8,820
   Berkley (W.R.) Corp.                                                  4,425           200,674
   Berry Petroleum Corp. Class A                                         1,100            50,930
   Best Buy Co., Inc.                                                   17,700           997,926
 * Beverly Enterprises, Inc.                                             5,400            46,818
*# Big Lots, Inc.                                                        5,200            60,320
 * BindView Development Corp.                                              600             2,130
 * BioCryst Pharmaceuticals, Inc.                                          600             3,960
 * Bioenvision, Inc.                                                       500             5,150
 * Biogen Idec, Inc.                                                    18,455         1,082,939
 # BioLase Technology, Inc.                                              1,000             9,040
 * BioMarin Pharmaceutical, Inc.                                         2,100            11,193
 # Biomet, Inc.                                                         16,400           785,068
 * Bio-Rad Laboratories, Inc. Class A                                      200            11,340
 * Bio-Reference Laboratories, Inc.                                        500             8,210
 * BioSante Pharmaceuticals, Inc.                                          500             5,035
*# Biosite, Inc.                                                           700            38,983
 * Biosource International, Inc.                                           100               658
 * BioSphere Medical, Inc.                                                 200               620
 * Bioveris Corp.                                                          600             3,708
 * BISYS Group, Inc.                                                     5,700            91,257
 # BJ Services, Co.                                                      8,800           445,896

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * BJ's Restaurants, Inc.                                                  900   $        13,464
*# BJ's Wholesale Club, Inc.                                             3,800           112,822
   Black & Decker Corp.                                                  4,400           369,996
   Black Box Corp.                                                         600            25,608
   Black Hills Corp.                                                       300             9,213
   Blackrock, Inc.                                                       1,000            74,560
   Blair Corp.                                                             200             7,000
 # Blockbuster, Inc. Class A                                             2,400            20,352
 * Blount International, Inc.                                            1,000            17,430
 * Blue Coat Systems, Inc.                                               1,000            16,690
 * Bluegreen Corp.                                                       1,000            15,900
   Blyth, Inc.                                                           2,200            64,482
 * BMC Software, Inc.                                                   11,100           206,238
   Bob Evans Farms, Inc.                                                 1,500            37,875
 * Boca Resorts, Inc.                                                    1,900            45,486
   Boeing Co.                                                           41,500         2,223,155
 * BOK Financial Corp.                                                   3,729           181,975
 * Bombay Co., Inc.                                                      1,200             8,304
 * Bone Care International, Inc.                                         1,100            25,652
*# Bookham, Inc.                                                           180               965
 # Borders Group, Inc.                                                   4,300            97,954
   BorgWarner, Inc.                                                      4,100           205,246
 * Borland Software Corp.                                                4,000            46,760
 * Boston Beer Co., Inc. Class A                                           500            10,890
 * Boston Communications Group, Inc.                                       600             5,340
   Boston Private Financial Holdings, Inc.                               1,100            29,799
 * Boston Scientific Corp.                                              40,200         1,399,362
 * Bottomline Technologies, Inc.                                           200             2,340
 # Bowater, Inc.                                                         2,100            85,071
   Bowne & Co., Inc.                                                     1,500            23,100
   Boyd Gaming Corp.                                                     4,200           154,392
 * Boyds Collection, Ltd.                                                1,900             6,669
 * Bradley Pharmaceuticals, Inc.                                         1,000            17,700
   Brady Co. Class A                                                     1,000            61,100
 # Briggs & Stratton Corp.                                               2,200            86,284
 * Brigham Exploration Co.                                               2,100            19,635
 * Brightpoint, Inc.                                                     1,350            25,798
 * Brillian Corp.                                                          125               385
 * Brinker International, Inc.                                           4,500           153,585
   Bristol-Myers Squibb Co.                                             61,200         1,438,200
*# Broadcom Corp.                                                       11,300           367,476
*# BroadVision, Inc.                                                       900             2,070
*# Brocade Communications Systems, Inc.                                 14,200            98,406
   Brookline Bancorp, Inc.                                               1,400            22,680
 * Brooks Automation, Inc.                                               1,724            26,463
 * Brookstone, Inc.                                                      1,125            20,587
 * Brooktrout, Inc.                                                        500             6,130
   Brown & Brown, Inc.                                                   3,700           150,035
   Brown Shoe Company, Inc.                                                500            14,260
   Brown-Forman Corp. Class B                                            3,000           144,060
 * Bruker BioSciences Corp.                                              3,510            16,181
   Brunswick Corp.                                                       7,800           380,796
 * Brush Engineered Materials, Inc.                                      1,100            21,450
 * Buckeye Technologies, Inc.                                            2,000            24,780
   Buckle, Inc.                                                            300             9,240
   Building Materials Holding Corp.                                        600            21,870
   Burlington Coat Factory Warehouse Corp.                               1,700            39,627
   Burlington Northern Santa Fe Corp.                                    4,800           216,192
   Burlington Resources, Inc.                                           21,800   $     1,011,738
 * Bush Industries, Inc. Class A                                           100                 8
   C&D Technologies, Inc.                                                1,300            22,529
 * C-COR, Inc.                                                           2,000            17,900
   C. H. Robinson Worldwide, Inc.                                        4,300           231,125
 * Cablevision Systems New York Group Class A                           10,300           219,905
   Cabot Corp.                                                           2,800           105,420
 * Cabot Microelectronics Corp.                                          1,100            40,645
   Cabot Oil & Gas Corp.                                                 1,800            87,084
 * Cache, Inc.                                                             765            12,630
 * CACI International, Inc. Class A                                      1,500            93,195
 * Cadence Design Systems, Inc                                          13,000           178,620
 * Caesars Entertainment, Inc.                                          17,200           323,360
 * Cal Dive International, Inc.                                          1,900            81,814
 * CalAmp Corp.                                                            400             3,828
   Calgon Carbon Corp.                                                   1,400            13,090
 * California Coastal Communities, Inc.                                    100             2,229
 * California Micro Devices Corp.                                          500             4,350
 * California Pizza Kitchen, Inc.                                        1,000            25,050
   California Water Service Group                                          600            20,982
 * Caliper Life Sciences, Inc.                                             800             5,592
   Callaway Golf Co.                                                     2,500            29,400
 * Callon Petroleum Co.                                                    300             4,203
 # Cal-Maine Foods, Inc.                                                 1,000            13,228
*# Calpine Corp.                                                        23,500            91,180
   Cambrex Corp.                                                           700            17,360
   Campbell Soup Co.                                                    18,700           533,511
 * Candela Corp.                                                         1,200            11,736
 * Candie's, Inc.                                                          700             3,262
 * Cantel Medical Corp.                                                    500            14,980
 * Canyon Resources Corp.                                                  500               605
   Capital One Financial Corp.                                          14,900         1,170,842
 * Capital Pacific Holdings, Inc.                                          100               397
 * Capital Senior Living Corp.                                             500             2,595
   Capitol Federal Financial                                             2,400            84,672
 * Capstone Turbine Corp.                                                1,400             2,618
 * Captaris, Inc.                                                          500             2,455
 * Caraustar Industries, Inc.                                            1,300            20,917
   CARBO Ceramics, Inc.                                                  1,100            85,470
 * Cardiac Sciences, Inc.                                                2,400             5,088
   Cardinal Health, Inc.                                                21,982         1,149,219
 * CardioDynamics International Corp.                                    1,800             8,226
 * Cardiotech International, Inc.                                          300               843
*# Career Education Corp.                                                4,400           171,160
 * Caremark Rx, Inc.                                                    25,298           904,656
   Carlisle Companies, Inc.                                              1,600            95,696
 * CarMax, Inc.                                                          4,899           136,437
   Carmike Cinemas, Inc.                                                   900            33,696
   Carpenter Technology Corp.                                              800            46,760
 * Carrier Access Corp.                                                  1,600            14,448
 * Carrizo Oil & Gas, Inc.                                                 100               967
   Cascade Corp.                                                           500            16,045
   Cascade Natural Gas Corp.                                               500            10,690
 * Casella Waste Systems, Inc. Class A                                   1,100            16,621
   Casey's General Stores, Inc.                                          2,200            42,614
   Cash America International, Inc.                                      1,600            41,040
 * Casual Male Retail Group, Inc.                                        1,000             4,320
   Catalina Marketing Corp.                                              2,300            64,630
 * Catalyst Semiconductor, Inc.                                            500             2,980
 * Catapult Communications Corp.                                           600            16,284

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Catellus Development Corp.                                            5,694   $       178,792
   Caterpillar, Inc.                                                    14,600         1,336,630
   Cathay General Bancorp                                                2,852           110,429
   Cato Corp. Class A                                                      700            18,676
 * Cavalier Homes, Inc.                                                    600             3,318
 * Cavco Industries, Inc.                                                  150             6,045
   CBRL Group, Inc.                                                      2,800           114,156
 * CCC Information Services Group, Inc.                                    400             8,360
   CDI Corp.                                                               600            11,592
   CDW Corp.                                                             4,000           262,880
 * CEC Entertainment, Inc.                                               1,800            73,242
 * Celadon Group, Inc.                                                     500            10,700
   Celeritek, Inc.                                                         700             2,527
 * Celestica, Inc.                                                         175             2,656
 * Celgene Corp.                                                         7,900           216,618
 * Cell Genesys, Inc.                                                    1,600            11,744
 * Cell Therapeutics, Inc.                                               1,200             8,976
 * Cellegy Pharmaceuticals, Inc.                                           100               495
 * CellStar Corp.                                                        1,200             4,380
   Cendant Corp.                                                        59,176         1,341,520
 * Centene Corp.                                                         1,100            58,850
   Center Financial Corp.                                                1,000            20,590
   CenterPoint Energy, Inc.                                              8,000            89,280
 # Centex Corp.                                                          8,000           419,760
 * Centillium Communications, Inc.                                       1,300             3,276
 * Central European Distribution Corp.                                     750            19,717
 * Central Garden & Pet Co.                                                900            34,830
   Central Pacific Financial Corp.                                       1,100            36,773
   Central Parking Corp.                                                 1,000            15,180
   Central Vermont Public Service Corp.                                    400             9,032
 * Century Aluminum Co.                                                  1,600            40,992
 * Century Business Services, Inc.                                       3,100            13,330
 * Cenuco, Inc.                                                            100               728
 * Cenveo, Inc.                                                          1,300             4,147
 * Cephalon, Inc.                                                        2,600           123,578
 * Cepheid, Inc.                                                         1,800            16,578
 * Ceradyne, Inc.                                                        1,050            51,870
 * Ceres Group, Inc.                                                     1,000             5,000
 * Ceridian Corp.                                                        7,900           149,389
*# Cerner Corp.                                                          1,900           100,168
 * Cerus Corp.                                                             300               783
 * CEVA, Inc.                                                              200             1,604
   CH Energy Group, Inc.                                                   500            23,235
 * Chalone Wine Group, Ltd.                                                100             1,183
*# Champion Enterprises, Inc.                                            3,100            35,588
 * Champps Entertainment, Inc.                                             500             3,970
 * Charles and Colvard, Ltd.                                               300             2,862
 * Charles River Laboratories International, Inc.                        3,220           150,535
 * Charlotte Russe Holding, Inc.                                         1,000            11,650
 * Charming Shoppes, Inc.                                                4,500            42,075
*# Chart Industries, Inc.                                                    2                94
*# Charter Communications, Inc.                                          6,000            12,960
 * Chattem, Inc.                                                         1,000            36,220
 * Checkers Drive-In Restaurants, Inc.                                     300             3,714
 * CheckFree Corp.                                                       5,000           185,250
 * Checkpoint Systems, Inc.                                              1,800            33,228
 * Cheesecake Factory, Inc.                                              2,600           127,114
   Chemed Corp.                                                            600            37,224
   Chemical Financial Corp.                                              1,025            42,947
*# Cheniere Energy, Inc.                                                 1,000            56,860
   Chesapeake Corp.                                                        500   $        13,495
   Chesapeake Energy Corp.                                              13,800           248,400
   ChevronTexaco Corp.                                                  85,800         4,684,680
*# Chicos FAS, Inc.                                                      4,200           162,120
 * Chiquita Brands International, Inc.                                   1,600            31,648
 * Chiron Corp.                                                          9,400           306,158
 # Chittenden Corp.                                                      1,875            55,275
   Choice Hotels International, Inc.                                     1,600            81,920
 * ChoicePoint, Inc.                                                     4,300           188,555
 * Cholestech Corp.                                                        200             1,600
 * Chordiant Software, Inc.                                              2,900             5,945
   Christopher & Banks Corp.                                             1,450            28,608
 * Chromcraft Revington, Inc.                                              100             1,251
 * Chronimed, Inc.                                                         500             3,295
   Chubb Corp.                                                           8,300           632,543
   Church & Dwight Co., Inc.                                             3,150            98,343
 * Ciber, Inc.                                                           2,400            22,392
 * CIENA Corp.                                                          21,100            53,805
   CIGNA Corp.                                                           6,700           469,134
 * Cimarex Energy Co.                                                    1,456            58,502
 * Cincinnati Bell, Inc.                                                 7,700            27,720
   Cincinnati Financial Corp.                                            6,135           274,848
   Cinergy Corp.                                                         5,500           227,645
   Cintas Corp.                                                          9,200           411,424
 * Ciphergen Biosystems, Inc.                                              600             1,932
   CIRCOR International, Inc.                                              600            12,510
   Circuit City Stores, Inc.                                             9,300           144,987
 * Cirrus Logic, Inc.                                                    4,300            25,499
 * Cisco Sytems, Inc.                                                  300,600         5,624,226
   Citigroup, Inc.                                                     193,516         8,659,841
   Citizens Banking Corp.                                                1,600            56,160
   Citizens Communications Co.                                          15,700           224,510
 * Citizens, Inc.                                                        1,556            10,042
 * Citrix Systems, Inc.                                                  8,000           188,880
   City Holding Co.                                                        600            22,152
   City National Corp.                                                   2,100           143,640
 * CKE Restaurants, Inc.                                                 2,400            30,024
   Claire's Stores, Inc.                                                 4,500            91,575
   Clarcor, Inc.                                                         1,500            78,780
 * Clark, Inc.                                                             900            14,985
 * Clarus Corp.                                                            100               867
 * Clayton Williams Energy, Inc.                                           100             2,289
   Clear Channel Communications, Inc.                                   34,535         1,163,139
   Cleco Corp.                                                             700            13,860
 # Cleveland-Cliffs, Inc.                                                  500            48,450
   Clorox Co.                                                            9,800           540,176
 * Closure Medical Corp.                                                   500             8,895
 * CMGI, Inc.                                                            4,400             6,732
 * CMS Energy Corp.                                                      7,700            78,540
 * CNA Financial Corp.                                                  15,600           407,316
 * CNA Surety Corp.                                                      1,900            24,814
*# CNET Networks, Inc.                                                   5,300            49,396
   CNF, Inc.                                                             2,600           121,550
   CNS, Inc.                                                               600             7,242
 * Coach, Inc.                                                           9,600           478,464
   Coachmen Industries, Inc.                                               500             8,035
   Coca-Cola Co.                                                       111,600         4,386,996
   Coca-Cola Enterprises, Inc.                                          26,900           559,520
*# Coeur d'Alene Mines Corp.                                             8,600            39,474
   Cognex Corp.                                                          2,200            56,760
*# Cognizant Technology Solutions Corp.                                  6,245           238,122

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Coherent, Inc.                                                        1,100   $        31,779
   Cohu, Inc.                                                              800            13,408
 * Coinstar, Inc.                                                        1,200            31,224
 * Coldwater Creek, Inc.                                                 1,687            44,199
   Colgate-Palmolive Co.                                                24,200         1,112,958
 * Collagenex Pharmaceuticals, Inc.                                        500             2,850
 * Collins & Aikman Corp.                                                3,800            13,490
   Columbia Banking System, Inc.                                           855            21,708
 * Columbia Sportswear Co.                                               2,200           125,180
 * Columbus McKinnon Corp.                                                 300             2,373
 * Comcast Corp. Class A                                                94,524         2,839,501
 * Comcast Corp. Special Class A Non-Voting                             31,600           936,940
   Comerica, Inc.                                                        6,400           393,600
 * Comfort Systems USA, Inc.                                               800             5,760
 # Commerce Bancorp, Inc.                                                3,700           231,139
   Commerce Bancshares, Inc.                                             3,004           146,928
   Commerce Group, Inc.                                                  1,400            83,146
   Commercial Capital Bancorp, Inc.                                      1,449            34,573
   Commercial Federal Corp.                                              1,000            29,130
   Commercial Metals Co.                                                 1,300            58,942
 * Commonwealth Telephone
    Enterprises, Inc.                                                    1,100            53,526
 * CommScope, Inc.                                                       2,700            52,164
   Community Bank System, Inc.                                           1,100            30,470
 * Community Health Systems, Inc.                                        5,800           160,370
 # Compass Bancshares, Inc.                                              5,400           251,424
 * Compex Technologies, Inc.                                               600             2,940
 * CompuCredit Corp.                                                     2,000            47,940
   Computer Associates International, Inc.                              31,900           973,907
 * Computer Horizons Corp.                                                 100               380
 * Computer Network Technology Corp.                                     1,000             5,700
   Computer Programs & Systems, Inc.                                       400             8,640
*# Computer Sciences Corp.                                              10,100           546,410
 * Compuware Corp.                                                      17,600           101,552
 * Comstock Resources, Inc.                                              1,700            36,907
 * Comtech Telecommunications Corp.                                      1,000            31,480
 * Comverse Technology, Inc.                                            10,500           223,335
   ConAgra, Inc.                                                        15,800           427,390
 * Conceptus, Inc.                                                       1,000             8,930
 * Concord Camera Corp.                                                  1,600             4,224
 * Concord Communications, Inc.                                            700             6,503
 * Concur Technologies, Inc.                                             1,400            13,160
 * Concurrent Computer Corp.                                             1,100             2,090
 * Conexant Systems, Inc.                                               19,210            38,228
 * Conmed Corp.                                                          1,500            43,455
 * Connetics Corp.                                                       1,500            31,365
   ConocoPhillips                                                       31,206         2,839,434
   CONSOL Energy, Inc.                                                   4,300           183,610
   Consolidated Edison, Inc.                                             8,900           390,265
 * Consolidated Graphics, Inc.                                             700            33,110
*# Constellation Brands, Inc.                                            6,000           268,200
   Constellation Energy Group                                            7,500           327,750
 * Continental Airlines, Inc.                                            3,400            37,876
 * Convera Corp.                                                           700             3,262
 * Convergys Corp.                                                       6,800           101,116
 * Cooper Cameron Corp.                                                  3,700           193,103
   Cooper Companies, Inc.                                                1,900           132,107
   Cooper Tire & Rubber Co.                                              3,000            61,260
   Coors (Adolph) Co. Class B                                            1,800           134,820
 * Copart, Inc.                                                          4,424   $        95,558
 * Corillian Corp.                                                         800             4,648
 * Corinthian Colleges, Inc.                                             3,400            59,245
 * Corio, Inc.                                                             600               996
*# Corixa Corp.                                                          2,000             7,500
   Corn Products International, Inc.                                     2,000           108,840
 * Cornell Companies, Inc.                                                 500             7,325
 * Corning, Inc.                                                        70,900           891,922
   Corporate Executive Board Co.                                         2,200           147,576
 * Corrections Corporation of America                                    1,800            71,100
   Corus Bankshares, Inc.                                                1,044            50,811
 * Cost Plus, Inc.                                                       1,100            34,958
*# CoStar Group, Inc.                                                      800            35,040
   Costco Wholesale Corp.                                               24,200         1,176,120
   Countrywide Financial Corp.                                          38,798         1,288,482
 * Covance, Inc.                                                         3,300           130,218
 * Covansys Corp.                                                        1,000            13,460
 * Covenant Transport, Inc. Class A                                        600            11,532
 * Coventry Health Care, Inc.                                            4,400           218,372
 * COX Communications, Inc.                                             37,100         1,286,257
 * Cox Radio, Inc.                                                       2,200            34,980
   Crane Co.                                                             2,800            84,728
 * Cray, Inc.                                                            3,100            10,881
 * Credence Systems Corp.                                                3,400            25,976
 * Credit Acceptance Corp.                                               1,991            49,277
*# Cree, Inc.                                                            3,500           125,230
 * Criticare Systems, Inc.                                                 100               266
   Crompton Corp.                                                        4,528            50,759
 * Cross (A.T.) Co. Class A                                                100               476
 * Cross Country Healthcare, Inc.                                        1,200            21,300
 * Crown Castle International Corp.                                     12,800           216,064
 * Crown Holdings, Inc.                                                  8,200           104,960
 * Crown Media Holdings, Inc.                                            3,200            28,352
 * CryoLife, Inc.                                                          500             3,560
 * CSG Systems International, Inc.                                       2,500            45,425
 * CSK Auto Corp.                                                        1,700            26,078
   CSS Industries, Inc.                                                    150             4,819
   CSX Corp.                                                             9,400           358,422
   CT Communications, Inc.                                                 500             6,615
   CTS Corp.                                                             1,100            14,696
   Cubic Corp.                                                           1,200            30,600
 * Cubist Pharmaceuticals, Inc.                                          1,100            13,200
   Cullen Frost Bankers, Inc.                                            2,200           105,402
 * Culp, Inc.                                                              400             2,408
   Cummins, Inc.                                                         2,400           191,088
 * Cumulus Media, Inc. Class A                                           2,600            39,728
 * CUNO, Inc.                                                              900            58,977
 * CuraGen Corp.                                                         2,500            15,075
 * Curative Health Services, Inc.                                          800             4,568
 * Curis, Inc.                                                             800             3,240
   Curtiss-Wright Corp.                                                    200            11,920
 * CV Therapeutics, Inc.                                                 1,500            32,520
   CVB Financial Corp.                                                   1,887            51,289
   CVS Corp.                                                            21,600           979,992
 * Cyberguard Corp.                                                        400             2,468
 * Cyberonics, Inc.                                                      1,100            20,427
 * Cyberoptics Corp.                                                       500             7,030
 * Cybersource Corp.                                                     1,000             7,060
 * Cymer, Inc.                                                           1,600            48,672
 * Cypress Bioscience, Inc.                                              1,300            15,145
 * Cypress Semiconductor Corp.                                           5,100            50,235

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Cytec Industries, Inc.                                                2,400   $       116,664
 * Cytogen Corp.                                                           500             4,925
 * Cytyc Corp.                                                           5,300           142,252
   D&K Healthcare Resources, Inc.                                          500             3,630
 * Dade Behring Holdings, Inc.                                             800            42,952
 * Daktronics, Inc.                                                      1,200            31,104
   Dana Corp.                                                            7,000           114,450
   Danaher Corp.                                                        22,600         1,285,488
 * Danielson Holding Corp.                                                 600             4,902
   Darden Restaurants, Inc.                                              8,450           230,347
 * Darling International, Inc.                                           2,700            11,124
   Datascope Corp.                                                       1,300            52,117
 * DaVita, Inc.                                                          5,050           167,761
 * Dean Foods Co.                                                        9,750           308,782
   Deb Shops, Inc.                                                         500            12,325
*# Deckers Outdoor Corp.                                                   100             4,352
   Deere & Co.                                                          10,400           745,992
 * Del Laboratories, Inc.                                                  115             3,939
 * Del Monte Foods Co.                                                  11,600           125,860
 * Dell, Inc.                                                          111,200         4,505,824
 # Delphi Corp.                                                         23,300           209,700
   Delphi Financial Group, Inc. Class A                                  1,800            83,628
   Delta & Pine Land Co.                                                 1,800            48,060
*# Delta Air Lines, Inc.                                                 4,500            31,365
   Delta Financial Corp.                                                   600             6,060
 * Delta Petroleum Corp.                                                   300             4,719
   Deltic Timber Corp.                                                     600            27,120
   Deluxe Corp.                                                          1,600            63,264
 * Denbury Resources, Inc.                                               2,900            83,955
*# Dendreon Corp.                                                        2,200            21,582
 * Dendrite International, Inc.                                          1,800            30,726
   Dentsply International, Inc.                                          4,450           234,114
 * Department 56, Inc.                                                     500             8,465
*# DepoMed, Inc.                                                         1,203             5,606
   Devon Energy Corp.                                                    5,796           240,070
 * DeVry, Inc.                                                           3,000            50,580
*# DHB Industries, Inc.                                                  1,900            35,340
   Diagnostic Products Corp.                                             1,500            72,600
 # Diamond Offshore Drilling, Inc.                                       6,700           250,982
 * DiamondCluster International, Inc.                                    1,500            18,345
   Diebold, Inc.                                                         3,200           170,240
 * Digene Corp.                                                            900            21,765
 * Digi International, Inc.                                              1,032            15,882
 * Digimarc Corp.                                                        1,000             9,210
*# Digital Angel Corp.                                                     500             3,195
 * Digital Generation Systems, Inc.                                        800             1,080
 * Digital Impact, Inc.                                                    300               351
 * Digital Insight Corp.                                                 1,600            26,120
 * Digital River, Inc.                                                   1,400            58,688
 * Digitas, Inc.                                                         3,200            26,272
   Dillards, Inc. Class A                                                4,000           100,720
   Dime Community Bancshares                                             1,250            22,937
   DIMON, Inc.                                                             300             1,953
 * Dionex Corp.                                                          1,000            57,390
 * Discovery Partners International, Inc.                                  100               460
   Disney (Walt) Co.                                                   107,100         2,878,848
 * Distributed Energy Systems Corp.                                        700             1,876
 * Ditech Communications Corp.                                           1,600            25,216
 * Diversa Corp.                                                         1,900            16,093
 * Dixie Group, Inc.                                                       100             1,603
 * DJ Orthopedics, Inc.                                                  1,200            24,204
 * DocuCorp International, Inc.                                            400   $         3,572
   Dollar General Corp.                                                 16,500           325,875
 * Dollar Thrifty Automotive Group, Inc.                                 1,100            29,579
 * Dollar Tree Stores, Inc.                                              6,000           166,980
   Dominion Resources, Inc.                                             12,300           805,281
   Donaldson Co., Inc.                                                  17,400           539,400
   Donnelley (R.R.) & Sons Co.                                           9,100           315,770
 * Dot Hill Systems Corp.                                                2,000            13,200
 * DoubleClick, Inc.                                                     5,000            37,500
 * DOV Pharmaceutical, Inc.                                              1,000            18,510
   Dover Corp.                                                           9,700           392,365
   Dover Motorsports, Inc.                                                 200               972
   Dow Chemical Co.                                                     40,100         2,023,847
   Dow Jones & Co., Inc.                                                 2,900           123,975
   Downey Financial Corp.                                                1,700            98,158
   DPL, Inc.                                                             4,600           110,308
 * Drew Industries, Inc.                                                   600            19,986
   Dreyer's Grand Ice Cream Holdings,
     Inc. Class A                                                        1,800           144,414
 * Dril-Quip, Inc.                                                         900            21,483
 * DRS Technologies, Inc.                                                1,000            42,720
 * drugstore.com, Inc.                                                   2,200             7,150
 * DSP Group, Inc.                                                       1,100            24,398
 * DST Systems, Inc.                                                     4,200           204,750
   DTE Energy Co.                                                        5,200           228,176
 * Ducommun, Inc.                                                          300             7,605
   Duke Energy Corp.                                                    34,800           879,744
   DuPont (E.I.) de Nemours & Co., Inc.                                 41,700         1,889,844
 * DuPont Photomasks, Inc.                                                 800            21,104
 # Duquesne Light Holdings, Inc.                                         3,900            68,796
 * Dura Automotive Systems, Inc.                                           800             7,280
 * Duratek, Inc.                                                           100             2,301
 * Durect Corp.                                                          1,200             2,688
 * DUSA Pharmaceuticals, Inc.                                              600             7,962
 * Dyax Corp.                                                            1,400            11,102
 * Dycom Industries, Inc.                                                2,333            67,984
*# Dynacq Healthcare, Inc.                                                 500             2,700
 * Dynamex, Inc.                                                           500            10,060
 * Dynamics Research Corp.                                                 500             8,355
*# Dynegy, Inc.                                                         16,800            94,920
 * E*TRADE Financial Corp.                                              19,500           270,270
 * E-Loan, Inc.                                                          2,600             7,020
 * E.piphany, Inc.                                                       1,900             8,588
 # Eagle Materials, Inc.                                                 1,277           100,078
   Eagle Materials, Inc. Class B                                           596            45,058
*# EarthLink, Inc.                                                       8,200            88,888
   East West Bancorp, Inc.                                               2,600           107,822
 # Eastman Chemical Co.                                                  2,900           157,702
   Eastman Kodak Co.                                                    14,300           467,753
   Eaton Corp.                                                          10,000           674,000
   Eaton Vance Corp.                                                     3,300           158,235
 * eBay, Inc.                                                           29,800         3,351,010
 * Echelon Corp.                                                         1,700            12,852
 * EchoStar Communications Corp.
     Class A                                                             9,000           295,110
   Ecolab, Inc.                                                         14,600           510,708
 * eCollege.com                                                          1,000            11,750
 * Eden Bioscience Corp.                                                   100                71
 * Edge Petroleum Corp.                                                    600             9,180
 # Edison International                                                 22,500           717,750
   EDO Corp.                                                             1,000            30,470

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Education Management Corp.                                            3,400   $       112,676
 * eFunds Corp.                                                          2,400            57,168
*# EGL, Inc.                                                             2,100            70,854
 # El Paso Corp.                                                        27,200           283,968
 * El Paso Electric Co.                                                  2,600            46,670
   Electro Rent Corp.                                                      800            11,344
 * Electro Scientific Industries, Inc.                                     700            13,594
*# Electronic Arts, Inc.                                                13,100           640,590
   Electronic Data Systems Corp.                                        26,400           592,680
 * Electronics Boutique Holdings Corp.                                   1,100            42,845
 * Electronics for Imaging, Inc.                                         2,100            35,133
 * Elizabeth Arden, Inc.                                                 1,200            27,360
   ElkCorp                                                               1,300            38,480
 * EMAK Worldwide, Inc.                                                    100               986
 * Embarcadero Technologies, Inc.                                        1,000             8,840
 * Embrex, Inc.                                                            500             6,625
 * EMC Corp.                                                           124,312         1,668,267
 * EMCOR Group, Inc.                                                       600            27,732
 * EMCORE Corp.                                                            250               665
   Emerson Electric Co.                                                 17,800         1,189,396
 * Emerson Radio Corp.                                                   1,400             4,340
 * Emisphere Technologies, Inc.                                            700             2,147
 * Emmis Communications Corp.
    Class A                                                              2,300            42,527
   Empire District Electric Co.                                            100             2,271
 * EMS Technologies, Inc.                                                  200             3,138
 * Emulex Corp.                                                          3,100            43,834
 * Encore Acquisition Co.                                                1,700            59,857
 * Encore Capital Grooup, Inc.                                           1,000            25,080
 * Encore Medical Corp.                                                  1,200             7,554
 * Encore Wire Corp.                                                     1,500            20,212
 * Encysive Pharmaceuticals, Inc.                                        2,700            29,295
 * Endeavour International Corp.                                         2,700            11,583
 * Endocardial Solutions, Inc.                                           1,000            11,370
 * Endologix, Inc.                                                       1,100             7,106
   Energen Corp.                                                         2,500           144,650
 * Energy Conversion Devices, Inc.                                       1,200            26,712
   Energy East Corp.                                                     4,400           110,748
 * Energy Partners, Ltd.                                                 1,800            34,866
   EnergySouth, Inc.                                                        98             2,821
 * Enesco Group, Inc.                                                      500             3,690
   Engelhard Corp.                                                       5,700           170,373
   Engineered Support Systems, Inc.                                      1,350            74,250
   Ennis, Inc.                                                             500             9,925
 * EnPro Industries, Inc.                                                1,000            28,740
   ENSCO International, Inc.                                            10,291           322,211
 * Entegris, Inc.                                                        3,700            36,186
 * Entercom Communications Corp.                                         1,800            64,836
   Entergy Corp.                                                        10,400           674,128
 * Enterrasys Networks, Inc.                                             7,900            13,825
 * Entravision Communications Corp.                                      2,600            21,320
*# Entremed, Inc.                                                          300               717
 * Entrust, Inc.                                                         2,300             8,579
 * Enzo Biochem, Inc.                                                    1,606            30,915
   EOG Resources, Inc.                                                   7,900           593,053
 * Eon Labs, Inc.                                                        4,400           118,624
 * Epicor Software Corp.                                                 2,100            33,117
 * EPIQ Systems, Inc.                                                    1,100            16,489
 * EPIX Pharmaceuticals, Inc.                                            1,100            19,360
 # Equifax, Inc.                                                         6,700           185,054
 * Equinix, Inc.                                                         1,100            42,768
   Equitable Resources, Inc.                                             2,900   $       172,550
 * eResearch Technology, Inc.                                            2,250            33,165
   Erie Indemnity Co.                                                    2,700           140,886
 * ESCO Technologies, Inc.                                                 700            51,240
 * eSpeed, Inc.                                                          1,000            11,190
 * ESS Technology, Inc.                                                  1,500            10,575
   Estee Lauder Companies, Inc.                                          7,400           322,936
 * Esterline Technologies Corp.                                          1,000            35,600
   Ethan Allen Interiors, Inc.                                           1,600            63,120
 * Euronet Worldwide, Inc.                                               1,310            32,226
*# Evergreen Solar, Inc.                                                   400             1,356
 * Exact Sciences Corp.                                                    500             1,730
 * Exar Corp.                                                            1,700            23,766
 * Excel Technology, Inc.                                                  600            15,600
 * Exelixis, Inc.                                                        3,000            26,910
   Exelon Corp.                                                         29,700         1,238,787
   Expeditors International of
     Washington, Inc.                                                    5,700           303,582
*# Express Scripts, Inc.                                                 4,000           287,840
 * ExpressJet Holdings, Inc.                                             2,200            25,652
 * Extreme Networks, Inc.                                                5,700            38,931
   Exxon Mobil Corp.                                                   298,400        15,293,000
 # F.N.B. Corp.                                                          1,125            23,884
 * F5 Networks, Inc.                                                     1,600            68,880
   Factset Research Systems, Inc.                                        1,700            87,805
 # Fair Isaac Corp.                                                      3,735           123,927
 * Fairchild Corp. Class A                                                 100               300
 * Fairchild Semiconductor Corp.
     Class A                                                             6,134            93,850
*# FalconStor Software, Inc.                                             2,000            15,660
   Family Dollar Stores, Inc.                                            8,000           234,400
 * Famous Dave's of America, Inc.                                          100             1,112
 * Fargo Electronics                                                       500             7,410
 * Faro Technologies, Inc.                                                 600            16,320
   Fastenal Co.                                                          3,900           238,524
   FBL Financial Group, Inc. Class A                                       300             8,526
   Fedders Corp.                                                           400             1,200
 # Federal Signal Corp.                                                  2,100            36,120
   Federated Department Stores, Inc.                                     8,600           471,280
   FedEx Corp.                                                          16,900         1,606,007
 * FEI Co.                                                               1,200            25,668
 # Ferro Corp.                                                           1,500            34,320
*# Fiberstars, Inc.                                                        100               900
   Fidelity Bankshares, Inc.                                             1,000            41,030
   Fidelity National Financial, Inc.                                     7,066           303,061
   Fifth Third Bancorp                                                  22,200         1,117,992
 * Filenet Corp.                                                         1,900            50,939
 * Financial Federal Corp.                                               1,000            38,460
 * FindWhat.com                                                          1,300            25,064
 * Finisar Corp.                                                         7,400            13,542
   Finish Line, Inc. Class A                                             4,000            73,600
 * First Acceptance Corp.                                                  100               870
   First American Corp.                                                  3,800           125,210
 * First Cash Financial Services, Inc.                                     750            19,530
   First Charter Corp.                                                   1,100            30,129
   First Citizens BancShares, Inc.                                         100            13,606
   First Commonwealth Financial Corp.                                    1,900            29,165
   First Community Bancorp                                                 500            21,010
   First Community Bancshares, Inc.                                        400            14,248
 * First Consulting Group, Inc.                                            600             3,282
   First Data Corp.                                                     41,115         1,689,415

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   First Financial Bancorp                                               1,400   $        23,912
   First Financial Holdings, Inc.                                          500            16,370
 * First Health Group Corp.                                              5,700           101,574
   First Horizon National Corp.                                          5,900           257,830
 * First Horizon Pharmaceutical Corp.                                    1,800            35,208
   First Indiana Corp.                                                     400             9,268
   First Merchants Corp.                                                   100             2,695
   First Midwest Bancorp, Inc.                                           2,000            75,080
   First National Bankshares of Florida                                    437            11,227
   First Niagara Financial Group, Inc.                                   1,858            26,830
   First Republic Bank                                                     700            35,973
   First State Bancorporation                                              300            11,271
 * FirstCity Financial Corp.                                               300             2,685
   FirstEnergy Corp.                                                    12,300           519,429
 * FirstFed Financial Corp.                                              1,200            63,144
   FirstMerit Corp.                                                      3,000            82,110
 * Fiserv, Inc.                                                         10,200           392,802
 * Fisher Scientific International, Inc.                                 5,648           319,338
   Flagstar Bancorp, Inc.                                                1,800            39,222
 * Flanders Corp.                                                        1,200            11,976
 * Fleetwood Enterprises, Inc.                                           2,600            35,230
*# Flir Systems, Inc.                                                    1,600            90,160
   Florida East Coast Industries, Inc.                                   1,800            76,770
   Florida Rock Industries, Inc.                                         2,200           123,860
   Flowers Foods, Inc.                                                   1,875            57,244
 * Flowserve Corp.                                                       3,300            83,226
   Flushing Financial Corp.                                              1,000            21,250
*# FLYi, Inc.                                                            2,500             4,700
 * FMC Corp.                                                             2,400           118,920
 * FMC Technologies, Inc.                                                3,291           108,109
   Foot Locker, Inc.                                                     7,800           202,644
 # Ford Motor Co.                                                       77,160         1,094,129
   Forest City Enterprises, Inc. Class A                                   300            16,110
   Forest City Enterprises, Inc. Class B                                   150             8,100
 * Forest Laboratories, Inc.                                            16,700           650,799
 * Forest Oil Corp.                                                      3,300           112,299
 * Forrester Research, Inc.                                              1,100            17,952
   Fortune Brands, Inc.                                                  6,000           470,880
 * Forward Air Corp.                                                     1,100            50,985
 * Fossil, Inc.                                                          3,450            93,322
 * Foster (L.B.) Co. Class A                                               100               880
 * Foundry Networks, Inc.                                                6,400            85,440
 * Fox Entertainment Group, Inc.
     Class A                                                            20,900           614,460
*# FPIC Insurance Group, Inc.                                              400            13,212
 # FPL Group, Inc.                                                       7,000           492,310
 * Frankfort Tower Industries, Inc.                                        200                 0
   Franklin Resources, Inc.                                             17,400         1,141,962
 # Fred's, Inc.                                                          1,575            27,295
   Freeport-McMoRan Copper & Gold,
     Inc. Class B                                                        6,900           269,997
 # Fremont General Corp.                                                 3,800            90,440
 * Friedmans, Inc. Class A                                                  50                84
 * Frontier Airlines, Inc.                                               1,300            15,249
   Frontier Oil Corp.                                                    1,300            34,645
 * Frozen Food Express Industries, Inc.                                    200             2,360
 * FSI International, Inc.                                               1,600             7,200
 * FTI Consulting, Inc.                                                  2,025            40,844
*# FuelCell Energy, Inc.                                                 2,000            20,100
   Fuller (H.B.) Co.                                                     1,000            28,620
   Fulton Financial Corp.                                                4,797           107,453
   Furniture Brands International, Inc.                                  2,400   $        58,296
   G & K Services, Inc. Class A                                          1,200            49,296
   Gabelli Asset Management, Inc.                                          300            14,520
   Gallagher (Arthur J.) & Co.                                           3,200            98,080
 * GameStop Corp.                                                        1,200            25,308
 * GameStop Corp. Class B                                                1,657            35,162
   Gannett Co., Inc.                                                    14,000         1,154,860
 # Gap, Inc.                                                            47,300         1,033,505
 * Gardner Denver Machinery, Inc.                                        1,100            37,840
 * Gartner Group, Inc.                                                   4,200            49,980
 * Gateway, Inc.                                                        18,100           123,261
   GATX Corp.                                                            1,100            32,384
 * Gaylord Entertainment Co.                                             1,637            57,688
 * Gemstar-TV Guide International, Inc.                                 21,300           116,085
*# Genaissance Pharmaceuticals, Inc.                                        65               100
   Gencorp, Inc.                                                         2,100            35,301
 * Gene Logic, Inc.                                                        500             1,685
 * Genecor International, Inc.                                           2,600            42,120
 * Genelabs Technologies, Inc.                                           2,300             1,633
*# Genentech, Inc.                                                      50,100         2,417,325
 * General Cable Corp.                                                   2,300            31,280
 * General Communications, Inc.
     Class A                                                             2,700            27,648
   General Dynamics Corp.                                               10,000         1,083,600
   General Electric Co.                                                464,300        16,417,648
   General Mills, Inc.                                                  16,800           764,232
 # General Motors Corp.                                                 17,400           671,466
 * Genesco, Inc.                                                         1,100            32,538
 * Genesee & Wyoming, Inc.                                               1,250            34,462
 * Genesis HealthCare Corp.                                                950            30,637
 * Genesis Microchip, Inc.                                               1,000            16,310
 * Genlyte Group, Inc.                                                     800            64,136
 * Genta, Inc.                                                             200               260
 # Gentex Corp.                                                          3,400           109,888
 # Genuine Parts Co.                                                     7,200           312,552
 * Genus, Inc.                                                             600             1,044
 * GenVec, Inc.                                                            500               970
 * Genzyme Corp.                                                        11,100           621,711
   Georgia Gulf Corp.                                                    1,700            97,886
   Georgia-Pacific Corp.                                                11,700           428,337
 * Gerber Scientific, Inc.                                                 300             2,355
*# Geron Corp.                                                           1,800            12,510
 * Getty Images, Inc.                                                    3,000           174,750
   Gevity HR, Inc.                                                       1,200            21,252
 * Giant Industries, Inc.                                                  500            14,000
   Gibraltar Industries, Inc.                                              150             3,614
 * Gilead Sciences, Inc.                                                20,500           706,430
   Gillette Co.                                                         47,000         2,044,030
   Glacier Bancorp, Inc.                                                   925            32,014
   Glatfelter (P.H.) Co.                                                 1,100            15,763
 * Glenayre Technologies, Inc.                                             500               915
 * Global Imaging Systems, Inc.                                          1,100            41,162
*# Global Power Equipment Group, Inc.                                    2,300            19,987
 * Glowpoint, Inc.                                                         700               847
   Gold Banc Corp.                                                       1,200            17,952
 # Golden West Financial Corp.                                          10,700         1,275,868
   Goodrich (B.F.) Co.                                                   5,300           168,275
 * Goodrich Petroleum Corp.                                                800            12,920
*# Goodyear Tire & Rubber Co.                                           12,700           160,274
   Goody's Family Clothing, Inc.                                           100               974
 * GP Strategies Corp.                                                     100               710

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Graco, Inc.                                                           3,425   $       125,424
 * Graftech International, Ltd.                                          2,500            23,850
   Grainger (W.W.), Inc.                                                 4,500           278,370
   Granite Construction, Inc.                                            2,000            53,080
 * Graphic Packaging Corp.                                               8,700            70,992
   Gray Television, Inc.                                                 1,300            19,500
   Great American Financial Resources,
     Inc.                                                                  500             8,730
 * Great Atlantic & Pacific Tea Co., Inc.                                1,400            10,584
 # Great Lakes Chemical Corp.                                            2,300            67,390
   Great Plains Energy, Inc.                                             2,400            71,064
 # Greater Bay Bancorp                                                   2,100            61,005
 * Green Mountain Coffee, Inc.                                             497            11,918
*# Grey Wolf, Inc.                                                       9,600            52,800
 * Griffon Corp.                                                         1,600            40,128
 * Group 1 Automotive, Inc.                                              1,100            32,461
 * Grubb & Ellis Co.                                                       100               450
 * GSI Commerce, Inc.                                                    1,700            25,721
 * GTC Biotherapeutics, Inc.                                               700             1,071
   Gtech Holdings, Inc.                                                  5,200           125,580
 * GTSI Corp.                                                              300             3,042
 * Guess, Inc.                                                           2,000            29,000
   Guidant Corp.                                                        17,000         1,102,110
*# Guilford Pharmaceuticals, Inc.                                        1,100             6,204
 * Guitar Center, Inc.                                                   1,200            58,056
   Gulf Island Fabrication, Inc.                                           700            14,889
 * Gymboree Corp.                                                        1,400            16,506
   H&R Block, Inc.                                                       7,700           367,290
 * Haemonetics Corp.                                                     1,300            45,370
 * Hain Celestial Group, Inc.                                            1,200            23,316
   Halliburton Co.                                                      21,600           893,160
   Hancock Fabrics, Inc.                                                   500             4,980
   Hancock Holding Co.                                                   1,200            40,800
   Handleman Co.                                                           900            19,080
 * Hanger Orthopedic Group, Inc.                                         1,200             9,360
 * Hanover Compressor Co.                                                3,100            45,260
   Harbor Florida Bancshares, Inc.                                       1,000            35,100
   Harland (John H.) Co.                                                 1,000            35,310
   Harley-Davidson, Inc.                                                19,200         1,110,144
   Harleysville Group, Inc.                                                200             4,808
   Harleysville National Corp.                                             856            24,105
   Harman International Industries, Inc.                                 4,600           565,110
 * Harmonic, Inc.                                                        2,800            21,756
 # Harrahs Entertainment, Inc.                                           4,900           300,860
 # Harris Corp.                                                          3,400           225,046
 * Harris Interactive, Inc.                                              2,500            16,600
   Harsco Corp.                                                          2,000           106,300
   Harte-Hanks, Inc.                                                     4,600           118,772
   Hartford Financial Services Group,
     Inc.                                                               13,300           851,200
 * Harvard Bioscience, Inc.                                              1,100             4,367
 * Harvest Natural Resources, Inc.                                       1,600            29,200
   Hasbro, Inc.                                                          9,900           188,397
 # Hawaiian Electric Industries, Inc.                                    2,800            79,100
 * Hawk Corp.                                                              100               845
   HCA, Inc.                                                            31,194         1,229,667
   HCC Insurance Holdings, Inc.                                          3,200           106,048
 * Headwaters, Inc.                                                      1,500            48,045
   Health Management Associates, Inc.                                   13,300           293,797
 * Health Net, Inc.                                                      6,400           174,208
 * HealthExtras, Inc.                                                    1,700            27,149
 * HealthTronics Surgical Services, Inc.                                   200   $         1,494
   Hearst-Argyle Television, Inc.                                        2,700            69,390
   Heartland Express, Inc.                                               3,769            82,767
   Heartland Financial USA, Inc.                                           500            11,035
 * Hecla Mining Co.                                                      4,000            27,160
   Heico Corp.                                                             400             8,560
   Heico Corp. Class A                                                      40               656
 * Heidrick & Struggles International, Inc.                                900            30,960
   Heinz (H.J.) Co.                                                     15,900           590,844
   Helix Technology Corp.                                                1,000            15,070
   Helmerich & Payne, Inc.                                               2,300            75,049
*# Hemispherx Biopharma, Inc.                                              500               785
   Henry Jack & Associates, Inc.                                         4,400            84,832
*# Hercules, Inc.                                                        5,400            80,460
 * Herley Industries, Inc.                                                 600            12,354
   Herman Miller, Inc.                                                   3,400            83,514
 # Hershey Foods Corp.                                                   8,900           461,020
 * Hewitt Associates, Inc. Class A                                         720            21,708
   Hewlett-Packard Co.                                                 143,400         2,868,000
 * Hexcel Corp.                                                          1,000            15,250
 * Hi-Tech Pharmacal, Inc.                                                 500             8,175
 * Hibbett Sporting Goods, Inc.                                          1,125            27,866
   Hibernia Corp.                                                        6,800           196,656
   Hilb Rogal Hamilton Co.                                               1,700            58,973
   Hillenbrand Indutries, Inc.                                           2,700           148,500
   Hilton Hotels Corp.                                                  21,100           435,926
 * Hines Horticulture, Inc.                                                100               385
 * HMS Holdings Corp.                                                      500             3,510
   Hollinger International, Inc. Class A                                 3,400            63,682
 * Hollis-Eden Pharmaceuticals, Inc.                                       300             3,042
   Holly Corp.                                                           1,000            28,170
 * Hollywood Entertainment Corp.                                         1,300            16,497
 * Hollywood Media Corp.                                                   600             2,694
 * Hologic, Inc.                                                         1,100            27,489
   Home Depot, Inc.                                                    111,700         4,663,475
 * HomeStore, Inc.                                                       3,700             9,620
   Honeywell International, Inc.                                        40,000         1,413,200
   Hooper Holmes, Inc.                                                   2,600            13,650
   Horace Mann Educators Corp.                                             900            17,100
   Horizon Financial Corp.                                                 100             2,051
*# Horizon Offshore, Inc.                                                  300               105
   Hormel Foods Corp.                                                    6,800           208,148
   Horton (D.R.), Inc.                                                  11,317           398,472
 * Hospira, Inc.                                                         4,920           158,572
 * Hot Topic, Inc.                                                       1,925            31,512
 * Houston Exploration Co.                                               1,500            89,850
 * Hovnanian Enterprises, Inc. Class A                                   2,600           104,702
   Hubbell, Inc.                                                         2,200           106,920
   Hudson City Bancorp, Inc.                                             8,400           337,512
 * Hudson Highland Group, Inc.                                             210             5,735
   Hudson River Bancorp, Inc.                                            1,000            20,250
   Hudson United Bancorp                                                 1,600            65,040
 * Huffy Corp.                                                             600               122
   Hughes Supply, Inc.                                                   3,600           118,368
 * Human Genome Sciences, Inc.                                           7,500            82,500
 * Humana, Inc.                                                         10,800           268,056
   Hunt (J.B.) Transport Services, Inc.                                  4,300           172,860
   Huntington Bancshares, Inc.                                           9,600           232,896
*# Hutchinson Technology, Inc.                                           1,200            39,324
 * Hydril Co.                                                              800            37,528
 * Hypercom Corp.                                                        2,200            13,376

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Hyperion Solutions Corp.                                              2,000   $        89,620
 * I-Flow Corp.                                                          1,100            22,583
*# IAC/InterActiveCorp                                                  43,635         1,077,348
   IBERIABANK Corp.                                                        500            32,300
 * Ibis Technology Corp.                                                   500             1,270
 * ICOS Corp.                                                            2,900            70,035
 * ICT Group, Inc.                                                         500             4,275
*# ICU Medical, Inc.                                                       550            13,723
   IDACORP, Inc.                                                           600            19,332
 * Identix, Inc.                                                         3,800            30,134
   IDEX Corp.                                                            2,450            98,000
 * IDEXX Laboratories, Inc.                                              1,800            92,880
 * IDT Corp.                                                               900            13,203
 * IDT Corp. Class B                                                       100             1,537
 * IDX Systems Corp.                                                     1,400            49,168
 * iGATE Capital Corp.                                                   1,900             7,600
   IHOP Corp.                                                              800            33,896
 * II-VI, Inc.                                                             700            30,205
   IKON Office Solutions, Inc.                                           6,300            71,064
 * ILEX Oncology, Inc.                                                   1,000            24,860
   Illinois Tool Works, Inc.                                            14,800         1,394,604
 * Illumina, Inc.                                                        1,500            11,400
 * Image Entertainment, Inc.                                               600             3,642
   Imation Corp.                                                         1,700            54,757
 * ImClone Systems, Inc.                                                 1,200            50,664
 * IMCO Recycling, Inc.                                                    500             8,080
*# Immersion Corp.                                                         300             1,608
*# Immtech International, Inc.                                             500             7,005
 * Immucor, Inc.                                                         1,325            42,599
 * ImmunoGen, Inc.                                                       1,500            11,730
 * Immunomedics, Inc.                                                    1,500             4,215
 * Impath, Inc.                                                          1,000             4,500
 * Impax Laboratoroes, Inc.                                              2,100            26,292
 * IMPCO Technologies, Inc.                                                500             3,320
 * Imperial Sugar Co.                                                      100             1,959
 * Implant Sciences Corp.                                                  100             1,079
   IMS Health, Inc.                                                     11,100           250,527
 * Incyte Corp.                                                          3,188            32,741
   Independence Community Bank Corp.                                     3,202           136,021
   Independent Bank Corp. MA                                               600            20,736
   Independent Bank Corp. MI                                             1,000            30,100
 * Indevus Pharmaceuticals, Inc.                                         1,200             8,292
   IndyMac Bancorp, Inc.                                                 2,800            90,972
   Infinity Property & Casualty Corp.                                      200             7,400
*# Infinity, Inc.                                                          200             1,272
*# Infocrossing, Inc.                                                      800            13,440
 * InFocus Corp.                                                         1,800            12,060
 * Infonet Services Corp.                                                8,500            16,915
 * Informatica Corp.                                                     4,200            32,760
 * Inforte Corp.                                                           300             2,028
 * InfoSpace, Inc.                                                       1,700            75,310
 * infoUSA, Inc.                                                         2,500            27,525
 * Ingram Micro, Inc.                                                    8,000           153,920
 * Innodata Isogen, Inc.                                                   200             1,394
 * Input/Output, Inc.                                                    3,300            28,941
 * Insight Communications Co., Inc.                                      2,100            17,787
 * Insight Enterprises, Inc.                                             2,300            46,529
 * Insituform Technologies, Inc. Class A                                 1,400            32,676
*# Insmed, Inc.                                                            500               785
 * Inspire Pharmaceuticals, Inc.                                         1,700            30,447
 * Instinet Group, Inc.                                                 16,900           101,231
 * Insurance Auto Auctions, Inc.                                           500   $        11,095
   Integra Bank Corp.                                                      600            13,728
*# Integra LifeSciences Holdings                                         1,400            47,586
 * Integrated Circuit Systems, Inc.                                      3,400            80,376
 * Integrated Device Technology, Inc.                                    4,100            46,535
 * Integrated Electrical Services, Inc.                                  1,200             3,624
 * Integrated Silicon Solution, Inc.                                     1,200             9,192
   Intel Corp.                                                         319,700         7,145,295
 * Intellisync Corp.                                                       600             1,080
   Inter Parfums, Inc.                                                     100             1,673
 * Interactive Data Corp.                                                5,400           110,808
 * Interdigital Communications Corp.                                     2,100            42,735
 * Interface, Inc. Class A                                               2,400            23,760
 * Intergraph Corp.                                                      1,900            49,780
 * Interland, Inc.                                                       1,200             3,768
 * Intermagnetics General Corp.                                          1,400            41,258
 * InterMune, Inc.                                                       1,100            13,651
   International Business Machines
     Corp.                                                              86,300         8,132,912
   International Flavors & Fragrances,
     Inc.                                                                4,300           174,150
   International Game Technology                                        17,400           615,090
   International Paper Co.                                              21,400           888,528
 * International Rectifier Corp.                                         3,600           152,424
   International Speedway Corp.
     Class A                                                             1,700            83,113
 * Internet Security Systems, Inc.                                       2,400            58,104
 * Interpharm Holdings, Inc.                                               100               305
 * Interpublic Group of Companies, Inc.                                 21,500           266,815
   Intersil Corp.                                                        7,000           112,700
   Interstate Bakeries Corp.                                             1,000             5,775
   Inter-Tel, Inc.                                                       1,200            33,984
 * Intervoice, Inc.                                                      1,600            20,800
 * Interwoven, Inc.                                                        775             7,518
 * Intevac, Inc.                                                           100               705
 * Intrado, Inc.                                                           500             6,760
*# Introgen Therapeutics, Inc.                                             600             4,188
 * Intuit, Inc.                                                          9,400           393,296
 * Intuitive Surgical, Inc.                                              1,800            64,674
   Invacare Corp.                                                        2,100           106,071
 * Investment Technology Group, Inc.                                     1,650            27,654
 # Investors Financial Services Corp.                                    4,500           197,280
*# Invision Technologies, Inc.                                           1,100            53,328
 * Invitrogen Corp.                                                      3,100           187,550
 * Iomega Corp.                                                          2,200            10,010
*# Ionics, Inc.                                                          1,200            51,852
 * IRIS International, Inc.                                                400             3,296
 * Iron Mountain, Inc.                                                   6,725           202,624
   Irwin Financial Corp.                                                 1,200            31,932
 * Isis Pharmaceuticals, Inc.                                            2,100             9,912
 * Isle of Capri Casinos, Inc.                                           1,300            31,889
*# Isolagen, Inc.                                                        1,300             9,867
 * Itron, Inc.                                                           1,100            23,815
*# ITT Educational Services, Inc.                                        2,100           100,233
   ITT Industries, Inc.                                                  4,800           408,576
 * IVAX Corp.                                                           11,625           181,466
 * iVillage, Inc.                                                        2,800            13,286
 * Ixia                                                                  2,700            38,070
 * IXYS Corp.                                                            1,600            14,864
 * J & J Snack Foods Corp.                                                 600            28,164
 * J. Jill Group, Inc.                                                   1,150            19,861

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   J. M. Smucker Co.                                                     2,476   $       112,608
 * j2 Global Communication, Inc.                                         1,100            38,335
 * Jabil Circuit, Inc.                                                   9,600           240,576
 * Jack in the Box, Inc.                                                 1,900            71,782
 * Jacobs Engineering Group, Inc.                                        3,000           137,910
 * Jacuzzi Brands, Inc.                                                  3,900            36,426
 * Jakks Pacific, Inc.                                                     800            14,896
   Janus Capital Group, Inc.                                            17,000           281,350
 * Jarden Corp.                                                          1,150            44,126
 * JDA Software Group, Inc.                                              1,100            14,432
 * JDS Uniphase Corp.                                                   73,200           232,044
   Jefferies Group, Inc.                                                 3,000           121,860
   Jefferson-Pilot Corp.                                                 5,900           290,221
*# JetBlue Airways Corp.                                                 4,500           108,045
   JLG Industries, Inc.                                                  2,700            46,980
 * Jo-Ann Stores, Inc.                                                     400            11,008
   Johnson & Johnson                                                   138,800         8,372,416
   Johnson Controls, Inc.                                                9,500           583,300
 * Johnson Outdoors, Inc.                                                  100             2,023
   Jones Apparel Group, Inc.                                             7,200           255,816
 * Jones Lang LaSalle, Inc.                                              1,600            57,440
*# Jos. A. Bank Clothiers, Inc.                                            625            16,438
 * Journal Register Co.                                                  1,700            32,147
   Joy Global, Inc.                                                      2,600           105,794
   JPMorgan Chase & Co.                                                133,352         5,020,703
*# Juniper Networks, Inc.                                               27,688           762,251
 * Jupitermedia Corp.                                                    1,400            23,478
   K-Swiss, Inc. Class A                                                 1,800            48,766
 * K-V Pharmaceutical Co. Class A                                        1,550            29,140
 * K2, Inc.                                                              1,760            29,709
 * Kadant, Inc.                                                            600            12,150
   Kaman Corp. Class A                                                     500             6,000
 * Kansas City Southern                                                  3,100            52,731
   Kaydon Corp.                                                          1,500            48,720
 # KB Home                                                               2,400           210,936
 * KCS Energy, Inc.                                                      2,100            30,093
 * Keane, Inc.                                                           3,100            48,050
 * Keith Companies, Inc.                                                   300             5,115
   Keithley Instruments, Inc.                                              600            11,352
   Kellogg Co.                                                          18,800           821,560
   Kellwood Co.                                                            700            24,367
   Kelly Services, Inc. Class A                                            900            27,360
 * Kemet Corp.                                                           3,200            28,352
   Kennametal, Inc.                                                      2,000           102,600
 * Kennedy-Wilson, Inc.                                                    100               718
   Kenneth Cole Productions, Inc.
     Class A                                                               800            23,616
*# Kensey Nash Corp.                                                       600            18,756
   Kerr-McGee Corp.                                                      6,195           385,515
 * Key Energy Group, Inc.                                                8,400           105,168
   KeyCorp                                                              14,100           469,389
   KeySpan Corp.                                                         5,100           201,552
 * Keystone Automotive Industries, Inc.                                    700            16,401
 * Kforce, Inc.                                                          1,800            21,564
*# KFX, Inc.                                                             2,400            36,144
   Kimball International, Inc. Class B                                     500             7,450
   Kimberly-Clark Corp.                                                 20,300         1,291,283
   Kinder Morgan, Inc.                                                   5,700           395,010
 * Kindred Healthcare, Inc.                                              2,000            54,600
*# King Pharmaceuticals, Inc.                                           15,200           189,240
 * Kirby Corp.                                                           1,300            59,176
 * KLA-Tencor Corp.                                                      9,500   $       428,070
*# Kmart Holding Corp.                                                   4,600           473,018
 * Knight Trading Group, Inc.                                            2,800            31,948
 * Knight Transportation, Inc.                                           2,625            63,263
   Knight-Ridder, Inc.                                                   3,800           258,742
 * Kohl's Corp.                                                         15,900           733,944
 * Komag, Inc.                                                           1,000            16,750
 * Kopin Corp.                                                           3,400            13,804
 * Korn/Ferry International                                              1,700            31,671
*# Kos Pharmaceuticals, Inc.                                             1,900            80,883
 * Kosan Biosciences, Inc.                                               1,000             6,440
   Kraft Foods, Inc.                                                    23,700           810,540
*# Krispy Kreme Doughnuts, Inc.                                          2,700            27,189
   Kronos Worldwide, Inc.                                                1,662            76,286
 * Kronos, Inc.                                                          1,450            73,283
 * Kulicke & Soffa Industries, Inc.                                      2,400            17,952
 * KVH Industries, Inc.                                                    400             4,040
 * Kyphon, Inc.                                                          1,500            36,090
   L-3 Communications Holdings, Inc.                                     5,800           431,636
 * La Jolla Pharmceutical Co.                                            1,328             1,872
 * La Quinta Corp.                                                       9,000            72,450
   La-Z-Boy, Inc.                                                        1,600            24,560
 * LaBarge, Inc.                                                           500             6,000
 * LabOne, Inc.                                                            900            27,135
 * Labor Ready, Inc.                                                     1,800            28,584
 * Laboratory Corp. of America Holdings                                  8,600           412,370
   Laclede Group, Inc.                                                     400            12,880
 * Ladish Co., Inc.                                                        700             7,721
   LaFarge North America, Inc.                                           2,700           135,405
 * Laidlaw International, Inc.                                           5,100            96,390
 * Lam Research Corp.                                                    6,600           171,666
 * Lamar Advertising Co.                                                 4,500           177,480
   Lancaster Colony Corp.                                                1,600            69,888
   Lance, Inc.                                                           1,000            18,640
 * Lancer Corp.                                                            100             1,179
   LandAmerica Financial Group, Inc.                                     1,100            58,740
   Landauer, Inc.                                                          500            23,190
 * Landec Corp.                                                            900             5,652
   Landry's Restaurants, Inc.                                            1,100            32,505
 * Landstar Systems, Inc.                                                1,400            98,714
 * Lannet Co., Inc.                                                      1,050             9,744
 * LaserCard Corp.                                                         500             4,970
 * Laserscope                                                            1,000            32,520
 * Lattice Semiconductor Corp.                                           3,400            18,149
 * Laureate Education, Inc.                                              2,400            94,536
 * Lawson Software, Inc.                                                 3,802            23,496
   LCA-Vision, Inc.                                                        700            22,960
 * LCC International, Inc. Class A                                         500             2,545
   Lear Corp.                                                            4,500           261,000
 * Learning Tree International, Inc.                                       600             7,878
 * Leather Factory, Inc.                                                   100               308
 * LeCroy Corp.                                                            500            10,705
   Lee Enterprises, Inc.                                                 2,000            95,360
   Legg Mason, Inc.                                                      5,850           398,619
   Leggett & Platt, Inc.                                                 8,800           262,680
   Lehman Brothers Holdings, Inc.                                       13,895         1,164,123
 # Lennar Corp. Class A                                                  7,600           341,468
   Lennar Corp. Class B                                                  2,360            98,530
   Lennox International, Inc.                                            2,300            41,377
 * Leucadia National Corp.                                               3,700           231,990
*# Level 3 Communications, Inc.                                         27,800            95,910

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Levitt Corp. Class A                                                    800   $        20,568
 * Lexar Media, Inc.                                                     2,700            21,303
 * Lexicon Genetics, Inc.                                                2,900            20,387
*# Lexmark International, Inc.                                           5,400           458,460
   Libbey, Inc.                                                            600            12,582
   Liberty Corp.                                                           500            21,800
 * Liberty Media Corp. Class A                                         168,825         1,743,962
*# Liberty Media Corp. Class B                                           1,900            21,470
 * Liberty Media International, Inc.
     Class A                                                             8,441           363,469
 * Liberty Media International, Inc.
     Class B                                                                95             4,342
 * Lifecell Corp.                                                        1,000            10,340
 * Lifecore Biomedical, Inc.                                               500             5,105
   Lifetime Hoan Corp.                                                     500             6,795
*# Ligand Pharmaceuticals, Inc. Class B                                  2,900            32,480
 * Lightbridge, Inc.                                                     1,000             4,690
   Lilly (Eli) & Co.                                                    48,000         2,559,840
 # Limited Brands, Inc.                                                 21,860           534,258
 * Lin TV Corp.                                                          1,400            25,228
 * Lincare Holdings, Inc.                                                4,672           180,292
   Lincoln Electric Holdings, Inc.                                       1,900            68,191
   Lincoln National Corp.                                                6,600           303,732
   Lindsay Manufacturer Co.                                              1,000            28,140
   Linear Technology Corp.                                              15,100           576,216
 * Linens 'n Things, Inc.                                                1,800            44,712
 * Lionbridge Technologies, Inc.                                           600             3,306
 * Lipid Sciences, Inc.                                                    600             2,772
   Lithia Motors, Inc. Class A                                             500            12,690
 * Littlefuse, Inc.                                                      1,300            50,726
   Liz Claiborne, Inc.                                                   6,100           250,527
   LNR Property Corp.                                                      900            56,295
   Lockheed Martin Corp.                                                20,000         1,216,800
 * Lodgenet Entertainment Corp.                                            500             7,710
   Loews Corp.                                                           9,100           636,181
 * LoJack Corp.                                                            500             5,260
   Lone Star Steakhouse & Saloon, Inc.                                     600            16,194
 * Lone Star Technologies, Inc.                                          1,500            47,100
   Longs Drug Stores Corp.                                                 700            18,690
   Longview Fibre Co.                                                    2,700            46,926
 * LookSmart, Ltd.                                                       1,400             2,785
   Louisiana-Pacific Corp.                                               5,800           141,926
   Lowe's Companies, Inc.                                               40,400         2,235,332
   LSI Industries, Inc.                                                    625             6,213
 * LSI Logic Corp.                                                      19,900           105,271
 * LTX Corp.                                                             1,700            12,138
   Lubrizol Corp.                                                        2,600            89,830
 * Luby's, Inc.                                                            100               714
*# Lucent Technologies, Inc.                                           194,700           765,171
 * Luminex Corp.                                                         1,200            10,812
 * Lydall, Inc.                                                            500             5,590
 # Lyondell Chemical Co.                                                 6,700           188,002
 * M&F Worldwide Corp.                                                     500             6,525
   M&T Bank Corp.                                                        5,800           611,378
   M/I Homes, Inc.                                                       1,300            58,773
   MacDermid, Inc.                                                       1,600            58,912
 * Macromedia, Inc.                                                      3,500            99,855
 * Macrovision Corp.                                                     2,300            61,065
 * Madden (Steven), Ltd.                                                   600            11,316
   MAF Bancorp, Inc.                                                     1,000            45,900
 * Magma Design Automation, Inc.                                         1,400            18,984
 * Magna Entertainment Corp.                                               300   $         1,800
 * Magnetek, Inc.                                                          700             4,627
 * Magnum Hunter Resources, Inc.                                         3,600            48,240
   Main Street Banks, Inc.                                               1,000            31,680
 * MAIR Holdings, Inc.                                                     300             2,760
 * Management Network Group, Inc.                                          100               198
 # Mandalay Resort Group                                                 2,500           174,250
 * Manhattan Associates, Inc.                                            1,300            31,590
   Manor Care, Inc.                                                      4,400           151,580
   Manpower, Inc.                                                        4,287           207,362
 * Manugistic Group, Inc.                                                2,000             5,500
   Manulife Financial Corp.                                             18,253           820,107
 * MAPICS, Inc.                                                          1,000             9,720
 * Mapinfo Corp.                                                           300             3,585
   Marathon Oil Corp.                                                   15,700           619,208
 * MarineMax, Inc.                                                       1,000            29,400
 * Markel Corp.                                                            900           289,800
 * MarketWatch, Inc.                                                     1,200            21,768
   MarkWest Hydrocarbon, Inc.                                              121             2,125
   Marriott International, Inc. Class A                                 13,900           790,215
   Marsh & McLennan Companies, Inc.                                     20,100           574,659
   Marshall & Ilsley Corp.                                               9,900           412,731
 * Martek Biosciences Corp.                                              1,100            42,757
*# Martha Stewart Living Omnimedia,
     Inc.                                                                  800            18,896
   Martin Marietta Materials, Inc.                                       2,300           115,575
 * Marvel Enterprises, Inc.                                              5,500           101,365
   Masco Corp.                                                          19,100           673,657
 # Massey Energy Co.                                                     3,700           129,944
 * Mastec, Inc.                                                          2,100            17,619
 * Material Sciences Corp.                                                 800            13,376
 * Matria Healthcare, Inc.                                                 800            28,000
 * Matrix Service Co.                                                    1,000             7,450
 * MatrixOne, Inc.                                                       2,500            16,525
 * Matrixx Initiatives, Inc.                                               500             6,845
   Mattel, Inc.                                                         27,200           515,440
   Matthews International Corp. Class A                                  1,600            58,992
 * Mattson Technology, Inc.                                              2,300            21,505
 * Maui Land & Pineapple Co., Inc.                                         100             3,260
 * Maverick Tube Corp.                                                   2,200            69,740
 # Maxim Integrated Products, Inc.                                      16,800           688,128
*# Maxim Pharmaceuticals, Inc.                                             900             2,619
 * Maximus, Inc.                                                         1,000            31,330
 * Maxtor Corp.                                                         10,200            38,964
 * Maxwell Technologies, Inc.                                              500             5,370
 * Maxygen, Inc.                                                         1,300            13,117
   May Department Stores Co.                                             8,800           247,456
 # Maytag Corp.                                                          2,300            46,230
   MB Financial, Inc.                                                    1,350            56,970
   MBIA, Inc.                                                            7,100           425,716
   MBNA Corp.                                                           56,150         1,491,344
   MBT Financial Corp.                                                     300             7,155
 * McAfee, Inc.                                                          7,400           213,860
   McCormick & Co., Inc.                                                 6,200           225,990
 * McDATA Corp.                                                          2,500            14,125
   McDonald's Corp.                                                     59,500         1,829,030
   MCG Capital Corp.                                                       500             8,500
   McGrath Rentcorp                                                        500            21,130
   McGraw-Hill Companies, Inc.                                           9,500           833,435
   McKesson Corp.                                                       14,800           437,340
 * McMoran Exploration Co.                                                 600             9,414

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   MDC Holdings, Inc.                                                    1,618   $       122,483
   MDU Resources Group, Inc.                                             4,800           131,088
   MeadWestavco Corp.                                                    7,800           262,470
 * Medarex, Inc.                                                         3,500            38,150
 * MedCath Corp.                                                           500            10,860
 * Medco Health Solutions, Inc.                                         14,931           563,197
   Media General, Inc. Class A                                             900            55,980
 * Mediacom Communications Corp.                                         4,200            21,924
 * Medical Action Industries, Inc.                                         500             9,890
 * Medical Staffing Network Holdings,
     Inc.                                                                1,400            12,054
   Medicis Pharmaceutical Corp. Class A                                  3,200           117,728
 * Medimmune, Inc.                                                      12,273           326,462
 * MedQuist, Inc.                                                        1,600            19,400
   Medtronic, Inc.                                                      65,300         3,137,665
   Mellon Financial Corp.                                               16,300           476,286
 * MEMC Electronic Materials, Inc.                                      10,000           106,300
 * Memry Corp.                                                             100               280
 # Mentor Corp.                                                          1,900            58,634
 * Mentor Graphics Corp.                                                 3,500            43,925
   Mercantile Bankshares Corp.                                           3,400           175,100
   Merck & Co., Inc.                                                    79,100         2,216,382
 * Mercury Computer Systems, Inc.                                        1,000            31,500
   Mercury General Corp.                                                 2,300           130,410
 * Mercury Interactive Corp.                                             4,400           200,684
   Meredith Corp.                                                        2,200           115,984
*# Merge Technologies, Inc.                                                500             9,635
   Meridian Bioscience, Inc.                                               100             1,655
 * Meridian Resource Corp.                                               3,700            25,271
 * Merit Medical Systems, Inc.                                           1,211            13,757
 * Meritage Homes Corp.                                                    700            65,520
 * Merix Corp.                                                             500             5,440
   Merrill Lynch & Co., Inc.                                            47,000         2,618,370
 * Mesa Air Group, Inc.                                                  1,300             9,126
 * Mestek, Inc.                                                            100             1,812
 * Metal Management, Inc.                                                  300             7,884
 * MetaSolv, Inc.                                                          600             1,464
   MetLife, Inc.                                                        48,200         1,879,800
 * Metris Companies, Inc.                                                2,700            31,266
 * Metro-Goldwyn-Mayer, Inc.                                            13,000           153,920
 * Metrologic Instruments, Inc.                                          1,000            20,430
   MGE Energy, Inc.                                                        500            17,230
 * MGI Pharma, Inc.                                                      3,400            91,766
   MGIC Investment Corp.                                                 7,000           476,000
 * MGM MIRAGE                                                            9,200           536,360
   Michaels Stores, Inc.                                                 6,300           172,179
 * Micrel, Inc.                                                          4,300            45,924
 * Micro Linear Corp.                                                      100               461
 * Micro Therapeutics, Inc.                                                500             1,990
   Microchip Technology, Inc.                                            9,450           266,301
 * MicroFinancial, Inc.                                                    400             1,564
 * Micromuse, Inc.                                                       2,400            12,619
 * Micron Technology, Inc.                                              33,000           365,640
 * Micros Systems, Inc.                                                  1,100            80,707
 * Microsemi Corp.                                                       2,500            44,500
   Microsoft Corp.                                                     530,100        14,211,981
 * MicroStrategy, Inc.                                                     600            38,730
 * Microtek Medical Holdings, Inc.                                       1,300             5,304
 * Microtune, Inc.                                                         400             2,392
*# Microvision, Inc.                                                       500             3,805
 * Midas, Inc.                                                           1,000            19,310
   Middleby Corp.                                                          600   $        34,452
   Midland Co.                                                             200             6,360
   Mid-State Bancshares                                                  1,000            29,840
*# Midway Games, Inc.                                                    3,600            39,024
 * Midwest Air Group, Inc.                                                 500             1,500
   Midwest Banc Holdings, Inc.                                             700            16,156
 * Mikohn Gaming Corp.                                                     600             4,890
 * Milacron, Inc.                                                        1,452             4,341
 * Millennium Chemicals, Inc.                                            3,600            95,688
 * Millennium Pharmaceuticals, Inc.                                     16,000           201,920
 * Miller Industries, Inc.                                                 100             1,101
 * Millipore Corp.                                                       2,500           121,800
 * MIM Corp.                                                               500             3,235
*# Mindspeed Technologies, Inc.                                          3,600             9,000
   Mine Safety Appliances Co.                                            2,000            94,800
   Minerals Technologies, Inc.                                           1,300            86,255
 * MIPS Technologies, Inc.                                               1,900            16,625
 * Mission Resources Corp.                                               1,700            10,557
 * MKS Instruments, Inc.                                                 2,100            35,679
 * Mobile Mini, Inc.                                                       700            21,203
 * Mobility Electronics, Inc.                                            1,100            10,681
   Modine Manufacturing Co.                                              1,500            48,225
 * Modtech Holdings, Inc.                                                  300             2,448
 * Mohawk Industries, Inc.                                               4,154           364,306
 * Moldflow Corp.                                                          500             7,000
 * Molecular Devices Corp.                                                 700            14,721
   Molex, Inc.                                                           5,200           143,364
   Monaco Coach Corp.                                                    1,400            27,860
 * Mondavi (Robert) Corp. Class A                                          400            22,520
   MoneyGram International, Inc.                                         4,500            96,255
 * Monolithic System Technology, Inc.                                      700             3,269
   Monsanto Co.                                                         13,135           604,473
 * Monster Worldwide, Inc.                                               5,300           149,407
 * Monterey Pasta Co.                                                      500             1,600
 * Moog, Inc. Class A                                                      150             6,303
   Morgan Stanley                                                       47,500         2,410,625
   Motorola, Inc.                                                      111,800         2,153,268
   Movado Group, Inc.                                                    2,200            40,480
   Movie Gallery, Inc.                                                   1,350            23,531
 * MPS Group, Inc.                                                       4,100            46,166
 * MRO Software, Inc.                                                    1,100            14,135
 * MRV Communications, Inc.                                              5,200            20,067
   MSC Industrial Direct Co., Inc.
     Class A                                                             2,200            78,364
 * MSC.Software Corp.                                                      900             8,559
 * MTR Gaming Group, Inc.                                                1,200            12,072
   MTS Systems Corp.                                                     1,000            30,350
   Mueller Industries, Inc.                                              1,600            49,168
*# Multimedia Games, Inc.                                                1,600            20,928
   Murphy Oil Corp.                                                      4,800           409,488
   Myers Industries, Inc.                                                  687             7,784
 * Mykrolis Corp.                                                        1,806            22,142
 # Mylan Laboratories, Inc.                                             13,125           238,350
 * Myriad Genetics, Inc.                                                 1,500            28,860
 * Nabi Biopharmaceuticals                                               3,000            43,200
   NACCO Industries, Inc. Class A                                          300            32,847
*# Nanogen, Inc.                                                         1,000             4,490
 * Nanometrics, Inc.                                                       500             8,135
 * Nanophase Technologies Corp.                                            500             3,085
   Nara Bancorp, Inc.                                                    1,300            26,988
   Nash Finch Co.                                                          500            18,555

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Nassda Corp.                                                            500   $         2,140
*# Nastech Pharmaceutical Co., Inc.                                        500             7,590
 * NATCO Group, Inc. Class A                                               200             1,696
   National Beverage Corp.                                                 400             3,764
   National City Corp.                                                  25,151           932,599
   National Fuel Gas Co.                                                 2,500            70,500
   National Healthcare Corp.                                               100             3,510
   National Instruments Corp.                                            4,050           115,830
 * National Medical Health Card
     Systems, Inc.                                                         500            10,695
 * National Patent Development Corp.                                       100               172
   National Penn Bancshares, Inc.                                        1,175            33,840
 * National RV Holdings, Inc.                                              300             2,919
 * National Semiconductor Corp.                                         18,200           281,372
 * National Western Life Insurance Co.
     Class A                                                               100            16,219
 * National-Oilwell, Inc.                                                5,600           202,720
   Nationwide Financial Services, Inc.                                   2,100            78,918
   Nature's Sunshine Products, Inc.                                        560             9,374
 * Natus Medical, Inc.                                                     100               720
 # Nautilus Group, Inc.                                                  1,400            30,506
 * Navarre Corp.                                                         1,100            18,733
 * Navigant Consulting, Inc.                                             2,100            49,035
 * Navigant International, Inc.                                            500             5,490
 * Navigators Group, Inc.                                                  400            11,300
 * Navistar International Corp.                                          3,000           123,450
   NBT Bancorp, Inc.                                                     1,200            30,468
 * NBTY, Inc.                                                            3,700            96,422
 * NCI Building Systems, Inc.                                            1,000            37,100
 * NCO Group, Inc.                                                       1,200            30,132
 * NCR Corp.                                                             5,200           310,596
   NDCHealth Corp.                                                       1,300            24,544
 * NeighborCare, Inc.                                                    1,900            53,371
 * Neiman-Marcus Group, Inc.                                               400            24,420
 * Nektar Therapeutics                                                   4,400            82,214
   Nelson (Thomas), Inc.                                                 1,000            24,700
 * Neoforma, Inc.                                                          700             5,201
 * NeoMagic Corp.                                                          500               425
 * Neopharm, Inc.                                                          701             8,167
 * Neose Technologies, Inc.                                                500             3,495
 * Neoware Systems, Inc.                                                   100               876
 * Net2Phone, Inc.                                                       1,300             4,459
*# Netflix, Inc.                                                         2,100            23,898
 * NetIQ Corp.                                                           1,900            23,313
 * Netopia, Inc.                                                           500             1,525
 * NetRatings, Inc.                                                      1,700            34,000
 * Netscout System, Inc.                                                 1,000             7,570
 * Network Appliance, Inc.                                              17,000           512,720
 * Network Engines, Inc.                                                   500             1,165
 * Network Equipment Technologies, Inc.                                  1,000             9,510
 * Neurocrine Biosciences, Inc.                                          2,000            92,000
 * Neurogen Corp.                                                        1,500            13,125
 * Nevada Gold & Casinos, Inc.                                             500             5,490
 * New Century Financial Corp.                                           1,700           107,542
   New Jersey Resources Corp.                                            1,100            47,850
   New York Community Bancorp Inc.                                       8,377           165,697
   Newell Rubbermaid, Inc.                                              10,000           230,800
 * Newfield Exploration Co.                                              3,600           226,260
 * NewMarket Corp.                                                         800            15,352
   Newmont Mining Corp.                                                 23,000         1,089,050
 * Newpark Resources, Inc.                                               3,600            20,592
 * Newport Corp.                                                         1,400   $        17,276
 * Newtek Business Services, Inc.                                          900             3,695
 * Nextel Communications, Inc.                                          55,000         1,565,300
 * Nextel Partners, Inc.                                                 9,200           166,428
 * NIC, Inc.                                                             2,800            12,866
 # Nicor, Inc.                                                           1,300            47,970
 * NII Holdings, Inc.                                                    3,300           142,758
   NIKE, Inc. Class B                                                    8,900           753,474
   NiSource, Inc.                                                       12,300           268,017
   NL Industries, Inc.                                                   1,600            36,144
 * NMS Communications Corp.                                              1,700            10,860
   Noble Energy, Inc.                                                    3,600           229,644
   Noble International, Ltd.                                               500             9,856
   Nordson Corp.                                                         1,500            57,090
   Nordstrom, Inc.                                                       6,600           288,750
   Norfolk Southern Corp.                                               19,700           676,301
 * Norstan, Inc.                                                           200               766
 * North American Scientific, Inc.                                         600             2,700
   North Fork Bancorporation, Inc.                                      16,705           481,104
   North Pittsburgh Systems, Inc.                                          600            15,054
   Northeast Utilities, Inc.                                             3,900            71,097
   Northern Trust Corp.                                                  8,900           418,656
*# Northfield Laboratories, Inc.                                           900            16,830
   Northrop Grumman Corp.                                               17,328           976,086
*# Northwest Airlines Corp.                                              2,000            20,480
   Northwest Bancorp, Inc.                                               1,800            46,566
   Northwest Natural Gas Co.                                               500            16,930
 * NovaMed, Inc.                                                           400             1,900
 * Novatel Wireless, Inc.                                                1,100            23,166
*# Novavax, Inc.                                                           600             2,052
 * Novell, Inc.                                                         20,000           122,000
 * Novellus Systems, Inc.                                                7,663           206,441
 * Noven Pharmaceuticals, Inc.                                           1,100            20,108
 * Novoste Corp.                                                           400               540
 * NPS Pharmaceuticals, Inc.                                             1,700            30,447
 * NS Group, Inc.                                                        1,200            26,592
   NSTAR                                                                 1,700            86,105
 * NTN Communications, Inc.                                                700             1,932
 * Nu Horizons Electronics Corp.                                           100               830
   Nu Skin Enterprises, Inc. Class A                                     2,900            65,192
   Nucor Corp.                                                           7,300           386,170
   NUI Corp.                                                               500             6,850
 * Nutraceutical International Corp.                                       500             8,015
 * Nutri/System, Inc.                                                      100               249
   Nuveen Investments                                                    1,000            35,700
 * Nuvelo, Inc.                                                          1,066            10,394
 * Nvidia Corp.                                                          8,000           153,040
 * NVR, Inc.                                                               400           276,360
 * NYFIX, Inc.                                                           1,000             6,390
 * O'Charleys, Inc.                                                        700            13,300
 * O'Reilly Automotive, Inc.                                             2,938           127,921
   Oakley, Inc.                                                          3,200            38,880
*# OCA, Inc.                                                             1,700             9,724
   Occidental Petroleum Corp.                                           18,700         1,125,927
 * Oceaneering International, Inc.                                       1,300            49,920
   OceanFirst Financial Corp.                                              600            15,216
 * Ocular Sciences, Inc.                                                 1,200            57,977
 * Ocwen Financial Corp.                                                 3,255            30,369
 * Odyssey Healthcare, Inc.                                              1,550            20,693
 * Odyssey Marine Exploration, Inc.                                        100               270
 # Odyssey Re Holdings Corp.                                             4,000            96,600

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Office Depot, Inc.                                                   16,250   $       266,500
   OfficeMax, Inc.                                                       2,100            63,567
 * Offshore Logistics, Inc.                                              1,400            53,060
   OGE Energy Corp.                                                      2,700            69,795
 * Ohio Casualty Corp.                                                   3,000            64,440
 * Oil States International, Inc.                                        2,600            52,962
 * Old Dominion Freight Line, Inc.                                       1,500            47,025
   Old National Bancorp                                                  2,700            70,146
   Old Republic International Corp.                                      6,450           161,186
   Olin Corp.                                                            2,000            45,380
 * Olympic Steel, Inc.                                                     100             2,700
 * OM Group, Inc.                                                        1,500            46,110
 * Omega Protein Corp.                                                     700             5,887
 * OMNI Energy Services Corp.                                              500             1,465
   Omnicare, Inc.                                                        6,500           210,665
 * Omnicell, Inc.                                                        1,200            12,900
   Omnicom Group, Inc.                                                   8,300           672,300
*# OmniVision Technologies, Inc.                                         2,400            42,816
 * On Assignment, Inc.                                                     200             1,044
 * ON Semiconductor Corp.                                                7,300            26,645
 # Oneok, Inc.                                                           3,100            86,552
 * Online Resources Corp.                                                  400             2,820
 * Onyx Pharmacueticals, Inc.                                            1,900            59,432
 * ONYX Software Corp.                                                     200               658
 * Opent Technologies, Inc.                                              1,000             8,640
 * Openwave Systems, Inc.                                                2,833            37,339
*# Opsware, Inc.                                                         3,100            21,235
 * Optical Communication Products, Inc.                                  1,400             3,052
   Option Care, Inc.                                                     1,100            18,942
 * Oracle Corp.                                                        231,150         2,926,359
 * OraSure Technologies, Inc.                                            1,700            12,172
 * Orbital Sciences Corp.                                                2,700            35,100
 * Orchid Biosciences, Inc.                                                900             9,639
 * Oregon Steel Mills, Inc.                                              1,500            26,970
 * Orleans Homebuilders, Inc.                                            1,000            18,410
 * Orthologic Corp.                                                      1,100             6,303
 * Oscient Pharmaceutical Corp.                                          2,700             8,802
   OshKosh B'Gosh, Inc. Class A                                            500            10,250
   Oshkosh Truck Corp. Class B                                           2,200           138,204
 * OSI Pharmaceuticals, Inc.                                             2,300           109,434
 * OSI Systems, Inc.                                                       500            10,860
 * Osteotech, Inc.                                                         600             3,264
   Otter Tail Corp.                                                        200             5,386
 # Outback Steakhouse, Inc.                                              3,500           151,550
 * Overland Storage, Inc.                                                  500             7,425
   Overseas Shipholding Group, Inc.                                      1,900           124,811
*# Overstock.com, Inc.                                                   1,000            71,260
   Owens & Minor, Inc.                                                   1,600            44,400
 * Owens-Illinois, Inc.                                                  9,500           198,740
 # Oxford Industries, Inc.                                                 900            36,720
 * P.A.M. Transportation Services, Inc.                                    600            12,180
*# P.F. Chang's China Bistro, Inc.                                       1,200            67,488
   Paccar, Inc.                                                          8,400           656,040
   Pacific Capital Bancorp                                               1,933            63,808
 * Pacific Sunwear of California, Inc.                                   3,500            77,735
 * PacifiCare Health Systems, Inc.                                       5,400           261,360
   Packaging Corp. of America                                            6,300           144,900
   Packaging Dynamics Corp.                                                140             2,003
 * Packeteer, Inc.                                                       1,600            20,800
 * Pain Therapeutics, Inc.                                               1,400            10,542
 * PainCare Holdings, Inc.                                                 800             2,320
   Pall Corp.                                                            5,900   $       159,831
 * Palm Harbor Homes, Inc.                                               1,000            15,610
*# PalmOne, Inc.                                                         2,400            84,096
 * PalmSource, Inc.                                                        809            12,815
 * Palomar Medical Technologies, Inc.                                      800            18,024
*# Panera Bread Co.                                                      1,300            51,922
 * Pantry, Inc.                                                          1,100            30,272
 * Papa John's International, Inc.                                         800            28,456
*# Par Pharmaceutical Companies, Inc.                                    1,700            67,082
 * Paradyne Networks Corp.                                                 800             3,104
 * Parallel Petroleum Corp.                                              1,200             6,684
 * Parametric Technology Corp.                                          12,450            72,833
 * Parexel International Corp.                                           1,300            26,819
   Park Electrochemical Corp.                                              900            18,981
 * Parker Drilling Co.                                                   5,200            22,724
   Parker Hannifin Corp.                                                 5,700           426,360
*# Parkervision, Inc.                                                      500             3,725
 * Park-Ohio Holdings Corp.                                                100             2,248
 * Parlux Fragrances, Inc.                                                 100             1,793
   Partners Trust Financial Group, Inc.                                    363             4,062
 * Party City Corp.                                                        700             8,953
 * Pathmark Stores, Inc.                                                   800             4,408
   Patina Oil & Gas Corp.                                                3,500           116,200
 * Patterson Companies, Inc.                                             6,700           273,762
   Patterson-UTI Energy, Inc.                                            8,200           164,000
 * Paxar Corp.                                                           2,000            46,300
 * Paxson Communications Corp.                                             500               580
   Paychex, Inc.                                                        17,700           586,932
 * Payless ShoeSource, Inc.                                              2,400            28,032
 * PC Connection, Inc.                                                   1,200             8,436
 * PC Mall, Inc.                                                           300             7,290
 * PC-Tel, Inc.                                                            500             4,035
 * PDF Solutions, Inc.                                                   1,300            16,731
 * PDI, Inc.                                                               800            18,616
   Peabody Energy Corp.                                                  3,800           315,400
 * PEC Solutions, Inc.                                                   1,300            18,447
 * Pediatrix Medical Group, Inc.                                         1,400            87,220
 * Peet's Coffee & Tea, Inc.                                             1,000            25,280
*# Pegasus Communications Corp.                                          1,000             7,600
 * Pegasus Solutions, Inc.                                               1,200            14,028
 * Pegasystems, Inc.                                                     1,200             8,712
 * Pemstar, Inc.                                                           300               459
 * Penn National Gaming, Inc.                                            1,900           100,263
 * Penn Treaty American Corp.                                              500               900
   Penn Virginia Corp.                                                   1,000            43,460
   Penn-America Group, Inc.                                                500             7,405
   Penney (J.C.) Co., Inc.                                              14,400           555,840
   Pentair, Inc.                                                         4,900           196,098
 * Penwest Pharmaceuticals Co.                                           1,000            12,450
   Peoples Bank CT                                                       4,050           161,028
   Peoples Energy Corp.                                                  1,100            49,082
 * Peoplesoft, Inc.                                                      7,864           185,669
   Pep Boys - Manny, Moe & Jack                                          2,600            40,950
   Pepco Holdings, Inc.                                                  4,200            89,628
   PepsiAmericas, Inc.                                                  10,100           213,211
   PepsiCo, Inc.                                                        77,700         3,878,007
*# Performance Food Group Co.                                            2,400            62,976
 * Performance Technologies, Inc.                                          500             3,565
 * Pericom Semiconductor Corp.                                             900             7,902
 * Perini Corp.                                                          1,000            14,950
   PerkinElmer, Inc.                                                     5,800           123,714

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Perot Systems Corp.                                                   5,900   $        94,459
   Perrigo Co.                                                           3,300            59,532
 * Perry Ellis International, Inc.                                         600            11,454
 * Per-Se Technologies, Inc.                                             1,000            13,790
 * Petco Animal Supplies, Inc.                                           2,700            97,632
 * PetMed Express, Inc.                                                    300             1,950
 * Petrocorp, Inc. Escrow Shares                                           100                 6
 * Petroleum Development Corp.                                           1,100            45,232
   PETsMART, Inc.                                                        7,700           263,879
   PFF Bancorp, Inc.                                                       840            37,968
   Pfizer, Inc.                                                        350,780         9,741,161
 * PG&E Corp.                                                           29,900           994,474
 * Pharmaceutical Products
     Development Service, Inc.                                           2,800           117,908
 * Pharmacopia Drug Discovery, Inc.                                        400             2,312
 * Pharmacyclics, Inc.                                                     500             5,210
   Phelps Dodge Corp.                                                    6,100           592,493
 * Philadelphia Consolidated Holding
     Corp.                                                               1,400            95,550
   Phillips-Van Heusen Corp.                                             1,300            35,490
 * Phoenix Technologies, Ltd.                                              500             4,055
 * Photon Dynamics, Inc.                                                 1,100            24,255
 * Photronics, Inc.                                                      1,500            28,260
 * Pico Holdings, Inc.                                                     100             2,061
 # Piedmont Natural Gas Co.                                              2,100            49,371
   Pier 1 Imports, Inc.                                                  3,700            67,488
   Pilgrim's Pride Corp.                                                 3,800           127,300
 * Pinnacle Financial Partners, Inc.                                       100             2,433
 * Pinnacle Systems, Inc.                                                2,600            13,572
 # Pinnacle West Capital Corp.                                           2,700           119,340
   Pioneer Natural Resources Co.                                         9,007           317,046
 * Piper Jaffray Companies, Inc.                                           604            27,790
   Pitney Bowes, Inc.                                                    8,900           389,553
*# Pixar, Inc.                                                           2,982           270,378
 * Pixelworks, Inc.                                                      1,000            11,250
 * Plains Exploration & Production Co.                                   3,274            91,770
 * Planar Systems, Inc.                                                    700             7,462
   Plantronics, Inc.                                                     2,600           107,094
 * PLATO Learning, Inc.                                                    600             4,194
 * Playboy Enterprises, Inc. Class B                                     1,500            18,150
 * Playtex Products, Inc.                                                2,600            19,500
 * Plexus Corp.                                                          1,700            23,375
 * Plug Power, Inc.                                                      3,100            18,321
 * PLX Technology, Inc.                                                  1,200            10,812
 * PMC-Sierra, Inc.                                                      7,100            78,384
   PMI Group, Inc.                                                       6,300           259,434
   PNC Financial Services Group, Inc.                                    9,600           522,240
   PNM Resources, Inc.                                                   2,150            54,696
   Pogo Producing Co.                                                    4,200           212,100
 # Polaris Industries, Inc.                                              2,200           144,980
   Polo Ralph Lauren Corp.                                               3,100           122,109
 * Polycom, Inc.                                                         5,300           121,052
   PolyMedica Corp.                                                      1,400            49,770
 * Pomeroy IT Solutions, Inc.                                              100             1,366
   Pope & Talbot, Inc.                                                     500             8,400
 * Portal Software, Inc.                                                 1,200             4,140
 * Portfolio Recovery Associates, Inc.                                     400            15,000
 * Possis Medical, Inc.                                                    600             6,924
   Potlatch Corp.                                                        1,300            65,936
 * Powell Industries, Inc.                                                 600             9,702
 * Power Intergrations, Inc.                                             1,500            29,595
 * Power-One, Inc.                                                       3,500   $        32,165
 * Powerwave Technologies, Inc.                                          3,900            31,543
 * Pozen, Inc.                                                           1,000             6,940
   PPG Industries, Inc.                                                  7,300           492,531
   PPL Corp.                                                             7,800           405,210
 * PRAECIS Pharmaceuticals, Inc.                                         2,300             4,853
   Praxair, Inc.                                                        15,700           704,930
   Precision Castparts Corp.                                             3,954           256,377
   Premcor, Inc.                                                         4,800           213,840
*# Pre-Paid Legal Services, Inc.                                           700            23,975
   Presidential Life Corp.                                                 700            11,697
 * Presstek, Inc.                                                        1,500            16,020
 * PRG-Schultz International, Inc.                                       2,700            14,580
 * Price Communications Corp.                                            2,205            39,933
*# Priceline.com, Inc.                                                   1,700            40,579
 * Pride International, Inc.                                             8,400           164,304
 * PRIMEDIA, Inc.                                                        8,500            27,200
 * Primus Telecommunications Group,
     Inc.                                                                1,200             3,636
   Principal Financial Group, Inc.                                      17,000           640,560
 * Priority Healthcare Corp.                                             1,700            35,530
 * ProAssurance Corp.                                                    1,900            74,195
   Procter & Gamble Co.                                                117,100         6,262,508
 * Progenics Pharmaceuticals, Inc.                                         700            10,465
   Progress Energy, Inc.                                                 8,900           390,799
 * Progress Software Corp.                                               1,600            36,320
   Progressive Corp.                                                    14,700         1,337,553
 * ProQuest Co.                                                          1,300            35,165
   Prosperity Bancshares, Inc.                                             900            25,524
 * Protection One, Inc.                                                  1,700               442
   Protective Life Corp.                                                 2,900           121,365
 * Protein Design Labs, Inc.                                             5,100            92,412
   Provident Bankshares Corp.                                            1,186            43,574
 * Providian Financial Corp.                                            19,600           314,580
 * Province Healthcare Co.                                               2,100            47,124
   Prudential Financial, Inc.                                           29,600         1,448,920
 * PSS World Medical, Inc.                                               2,900            36,291
 * Psychiatric Solutions, Inc.                                           1,000            32,550
 * PTEK Holdings, Inc.                                                   3,400            35,802
 # Public Service Enterprise Group, Inc.                                 8,600           378,314
   Puget Energy, Inc.                                                    3,000            70,500
   Pulitzer, Inc.                                                          300            19,083
   Pulte Homes, Inc.                                                     7,800           431,028
 * PW Eagle, Inc.                                                          100               395
   QAD, Inc.                                                             1,700            14,008
 * QLogic Corp.                                                          4,500           154,755
 * QLT, Inc.                                                             1,000            16,050
   Quaker Chemical Corp.                                                   500            12,100
   Quaker Fabric Corp.                                                     400             2,300
   Qualcomm, Inc.                                                       84,700         3,525,214
 * Quality Systems, Inc.                                                   600            36,846
   Quanex Corp.                                                            700            41,300
 * Quanta Services, Inc.                                                 4,765            36,738
 * Quantum Fuel Systems Technologies
     Worldwide, Inc.                                                       800             4,968
 # Quest Diagnostics, Inc.                                               5,600           525,000
 * Quest Software, Inc.                                                  4,800            74,304
   Questar Corp.                                                         4,200           213,402
 * Quidel Corp.                                                          1,100             7,095
 * Quigley Corp.                                                           500             4,040
 * Quiksilver, Inc.                                                      3,200            94,880

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Quinton Cardiology Systems, Inc.                                        500   $         5,125
   Quixote Corp.                                                           500            10,480
 * Quovadx, Inc.                                                           500               955
 * Qwest Communications International,
     Inc.                                                               79,200           316,800
 * R.H. Donnelley Corp.                                                  1,600            87,520
   Radian Group, Inc.                                                    6,700           343,375
 * Radiant Systems, Inc.                                                   500             3,120
 * Radio One, Inc.                                                       1,200            16,656
 * Radiologix, Inc.                                                        400             1,500
   RadioShack Corp.                                                      7,700           243,089
 * RadiSys Corp.                                                           760            10,708
 * RailAmerica, Inc.                                                     1,200            15,360
   Ralcorp Holdings, Inc.                                                1,600            65,920
 * Rambus, Inc.                                                          4,700           108,617
 * Ramtron International Corp.                                             300             1,104
 # Range Resources Corp.                                                 3,600            74,664
 * Rare Hospitality International, Inc.                                  2,100            62,916
   Raven Industries, Inc.                                                  648            13,913
   Raymond James Financial, Inc.                                         3,650           107,967
 * Rayovac Corp.                                                         1,600            47,488
   Raytech Corp.                                                         1,000             1,850
   Raytheon Co.                                                         20,800           839,072
 * RC2 Corp.                                                             1,200            37,548
 * RCN Corp.                                                               300                22
   Reader's Digest Association, Inc.                                     4,922            70,385
 * RealNetworks, Inc.                                                    7,500            47,250
   Rebublic Services, Inc.                                               7,300           229,877
 * Red Hat, Inc.                                                         7,600           110,048
 # Reebok International, Ltd.                                            3,200           124,416
   Regal-Beloit Corp.                                                      600            16,926
 * Regeneration Technologies, Inc.                                       1,000             9,300
 * Regeneron Pharmaceuticals, Inc.                                       2,100            19,362
 * Regent Communications, Inc.                                           1,600             9,136
   Regions Financial Corp.                                              32,459         1,135,740
   Regis Corp.                                                           2,500           111,625
 * RehabCare Group, Inc.                                                 1,000            26,320
 # Reinsurance Group of America, Inc.                                    3,000           139,260
   Reliance Steel & Aluminum Co.                                         1,600            63,856
 * Reliant Energy, Inc.                                                 18,899           224,520
 # Reliv International, Inc.                                               500             4,085
 * Remec, Inc.                                                           1,600             9,648
 * Remington Oil & Gas Corp.                                             1,400            40,530
   Renaissance Learning, Inc.                                            1,500            28,890
 * Renal Care Group, Inc.                                                3,750           124,875
 * Rent-A-Center, Inc.                                                   3,950           100,686
 * Rentrak Corp.                                                           500             4,900
 * Rent-Way, Inc.                                                        1,000             8,480
 * Repligen Corp.                                                        2,600             6,292
   Republic Bancorp, Inc.                                                2,549            39,621
 * Res-Care, Inc.                                                          500             7,500
 * ResMed, Inc.                                                          1,800            90,108
   Resource America, Inc.                                                  700            20,601
 * Resources Connection, Inc.                                            1,000            45,360
*# Respironics, Inc.                                                     1,925           106,607
 * Restoration Hardware, Inc.                                            1,100             5,599
 * Retail Ventures, Inc.                                                   200             1,466
 * Retek, Inc.                                                           2,000            12,200
 * Revlon, Inc.                                                          8,800            18,568
 * Rewards Network, Inc.                                                   600             3,780
 * Rex Stores Corp.                                                        500             8,800
   Reynolds & Reynolds Co.                                               2,500   $        59,325
   Reynolds American, Inc.                                               6,800           514,284
 * RF Micro Devices, Inc.                                                7,600            52,896
   Richardson Electronics, Ltd.                                            400             4,460
   Riggs National Corp.                                                    800            16,096
*# Rita Medical Systems, Inc.                                              252               774
 * Rite Aid Corp.                                                       21,600            79,272
 * Riverstone Networks, Inc.                                             1,800             1,935
   RLI Corp.                                                             1,100            45,815
   Robbins & Myers, Inc.                                                   700            16,898
   Robert Half International, Inc.                                       8,600           232,458
   Rock-Tenn Co. Class A                                                   800            12,912
   Rockwell Automation, Inc.                                             8,600           406,780
   Rockwell Collins, Inc.                                                8,600           342,796
 * Rofin-Sinar Technologies, Inc.                                        1,000            39,000
 * Rogers Corp.                                                            900            42,705
   Rohm & Haas Co.                                                      10,500           462,945
   Rollins, Inc.                                                         2,100            51,555
   Roper Industries, Inc.                                                2,000           123,100
 # Ross Stores, Inc.                                                     6,800           182,920
 * Rowan Companies, Inc.                                                 6,000           155,400
   Royal Gold, Inc.                                                        800            14,176
   RPC, Inc.                                                               200             5,450
   RPM International, Inc.                                               5,100            94,299
 * RSA Security, Inc.                                                    2,900            61,335
 * RTI International Metals, Inc.                                        1,300            28,015
 * Rubio's Restaurants, Inc.                                               100             1,328
 # Ruby Tuesday, Inc.                                                    3,500            96,425
   Ruddick Corp.                                                         1,800            39,258
 * Rudolph Technologies, Inc.                                            1,000            16,000
   Russ Berrie & Co., Inc.                                                 500            11,370
   Russell Corp.                                                           900            16,506
 * Ryan's Restaurant Group, Inc.                                         1,550            23,669
   Ryder System, Inc.                                                    2,900           155,556
   Ryerson Tull, Inc.                                                      900            14,562
 # Ryland Group, Inc.                                                    1,700           172,295
   S&T Bancorp, Inc.                                                     1,100            40,381
 * S1 Corp.                                                              3,400            31,858
   Sabre Holdings Corp.                                                  6,800           156,944
   Safeco Corp.                                                          5,500           266,585
 * Safeguard Scientifics, Inc.                                           4,000             8,040
 * SafeNet, Inc.                                                           687            24,498
 * Safeway, Inc.                                                        24,400           470,432
 * Saga Communications, Inc. Class A                                       925            15,716
   Saks, Inc.                                                            7,300           101,543
 * Salem Communications Corp.                                            1,400            34,384
*# Salton, Inc.                                                            700             4,277
 * San Filippo (John B.) & Son, Inc.                                       500            11,100
   Sanders Morris Harris Group, Inc.                                       218             3,325
   Sanderson Farms, Inc.                                                   950            35,388
 * Sandisk Corp.                                                         8,700           196,446
   Sandy Spring Bancorp, Inc.                                              400            14,528
 * Sangamo BioSciences, Inc.                                               500             2,335
 * Sanmina-SCI Corp.                                                    26,100           230,463
 * Sapient Corp.                                                         5,000            39,550
   Sara Lee Corp.                                                       35,800           840,584
 * Savient Pharmaceuticals, Inc.                                         2,700             5,940
 * SBA Communications Corp.                                              1,900            18,240
   SBC Communications, Inc.                                            104,900         2,640,333
 * SBS Technologies, Inc.                                                  500             6,530
   SCANA Corp.                                                           3,500           134,120

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * ScanSoft, Inc.                                                        4,130   $        15,075
 * ScanSource, Inc.                                                        600            38,820
   Schawk, Inc.                                                            100             1,698
 * Schein (Henry), Inc.                                                  2,400           156,432
   Schering-Plough Corp.                                                75,300         1,344,105
   Schnitzer Steel Industries, Inc.
     Class A                                                               800            30,184
 * Scholastic Corp.                                                      2,600            85,644
   Schulman (A.), Inc.                                                     500            10,725
   Schwab (Charles) Corp.                                               61,800           666,204
   Schweitzer-Maudoit International, Inc.                                  500            17,280
 * Sciclone Pharmaceuticals, Inc.                                        1,400             5,712
 * Scientific Games Corp.                                                4,100            97,990
   Scientific-Atlanta, Inc.                                              7,900           233,998
 * SCM Microsystems, Inc.                                                  500             1,705
*# Scotts Co. Class A                                                    2,000           137,100
   SCP Pool Corp.                                                        2,850            89,861
   Scripps (E.W.) Co.                                                    6,800           317,832
 * SCS Transportation, Inc.                                                450             9,518
   Seaboard Corp.                                                          100            75,000
 * Seachange International, Inc.                                         1,400            23,912
   Seacoast Banking Corp. of Florida                                       600            13,212
 * SEACOR Holdings, Inc.                                                   700            38,850
 * Sealed Air Corp.                                                      4,200           215,922
 # Sears, Roebuck & Co.                                                  8,700           452,661
 * Seattle Genetics, Inc.                                                1,800            12,294
 * Secure Computing Corp.                                                1,000            10,420
 * SeeBeyond Technology Corp.                                            3,300            10,428
   SEI Investments Co.                                                   4,700           183,817
 * Select Comfort Corp.                                                  1,700            33,133
   Select Medical Corp.                                                  4,600            80,270
 * Selectica, Inc.                                                         700             2,695
   Selective Insurance Group, Inc.                                         600            26,874
   SEMCO Energy, Inc.                                                      100               484
 * Semitool, Inc.                                                        1,200            10,752
   Sempra Energy                                                        10,400           384,592
 * Semtech Corp.                                                         3,600            73,692
 * SEMX Corp.                                                              100                13
   Sensient Technologies Corp.                                           1,900            43,795
 * Sepracor, Inc.                                                        3,900           173,589
 * Sequa Corp. Class A                                                     100             5,970
 * Sequa Corp. Class B                                                     100             6,025
 * Sequenom, Inc.                                                          100                89
 * Serena Software, Inc.                                                 2,200            45,870
 * Serologicals Corp.                                                    1,300            30,342
 * Service Corp. International                                          16,700           117,902
 * SFBC International, Inc.                                                750            29,123
 * Sharper Image Corp.                                                     968            18,547
 * Shaw Group, Inc.                                                      1,500            22,095
   Sherwin-Williams Co.                                                  6,800           303,280
 * Shiloh Industries, Inc.                                                 600             7,788
 * Shoe Carnival, Inc.                                                     500             6,520
 * ShopKo Stores, Inc.                                                   1,200            21,456
*# Shuffle Master, Inc.                                                  1,050            48,332
 * Siebel Systems, Inc.                                                 25,000           252,000
 * Siebert Financial Corp.                                                 100               310
 * Sierra Health Services, Inc.                                          1,300            72,319
*# Sierra Pacific Resources                                              5,400            55,350
 * Sigma Designs, Inc.                                                     500             4,515
   Sigma-Aldrich Corp.                                                   3,300           197,109
   Silgan Holdings, Inc.                                                 1,100            59,730
*# Silicon Graphics, Inc.                                                3,900   $         6,279
 * Silicon Image, Inc.                                                   3,300            55,440
 * Silicon Laboratories, Inc.                                            2,400            72,336
 * Silicon Storage Technology, Inc.                                      4,900            34,104
*# Silicon Valley Bancshares                                             2,000            83,960
 * Siliconix, Inc.                                                       1,200            44,388
   Simmons First National Corp. Class A                                    589            17,081
 * SimpleTech, Inc.                                                      2,327            11,565
   Simpson Manufacturing Co., Inc.                                       3,200           107,520
   Sinclair Broadcast Group, Inc.
     Class A                                                             1,500            10,815
 * Sipex Corp.                                                           1,000             5,500
 * Sirenza Microdevices, Inc.                                              800             4,064
*# Sirna Therapeutics, Inc.                                                900             2,781
 * Sitel Corp.                                                           2,900             6,438
 * Six Flags, Inc.                                                       3,600            17,496
 * Skechers U.S.A., Inc. Class A                                           900            10,449
   Sky Financial Group, Inc.                                             4,300           124,528
   Skywest, Inc.                                                         1,200            22,836
 * Skyworks Solutions, Inc.                                              7,900            78,447
 * SL Industries, Inc.                                                     100             1,391
   SLM Corp.                                                            20,300         1,038,751
 * SM&A                                                                    200             1,614
 * Smart & Final Food, Inc.                                              1,400            20,272
   Smith (A.O.) Corp.                                                      500            15,025
*# Smith International, Inc.                                             5,800           351,306
 * Smithfield Foods, Inc.                                                6,600           191,730
 * Smurfit-Stone Container Corp.                                        18,500           332,260
   Snap-On, Inc.                                                         2,100            66,381
 * Sola International, Inc.                                              1,500            32,400
 * Solectron Corp.                                                      52,100           325,625
   Sonic Automotive, Inc.                                                1,200            29,796
 * Sonic Corp.                                                           2,725            79,488
 * Sonic Innovations, Inc.                                                 500             2,035
 * Sonic Solutions, Inc.                                                 1,100            21,230
 * SonicWALL, Inc.                                                       2,300            14,145
 # Sonoco Products Co.                                                     500            14,220
 * SonoSite, Inc.                                                        1,500            44,775
 * Sonus Networks, Inc.                                                  3,200            21,152
 * Sonus Pharmaceuticals, Inc.                                             100               306
 * Sotheby's Holdings, Inc. Class A                                      1,900            29,792
   Sound Federal Bancorp, Inc.                                             100             1,520
 * Source Interlink Companies, Inc.                                      1,000            13,050
 * SOURCECORP, Inc.                                                        500             8,315
   South Financial Group, Inc.                                           2,701            85,581
   South Jersey Industries, Inc.                                           100             5,141
   Southern Co.                                                         26,600           872,214
 * Southern Union Co.                                                    4,845           118,818
   Southwest Airlines Co.                                               50,300           791,219
   Southwest Bancorporation of Texas,
     Inc.                                                                4,400           107,624
   Southwest Gas Corp.                                                     300             7,620
   Southwest Water Co.                                                     700             9,527
 * Southwestern Energy Co.                                               2,100           115,290
   Sovereign Bancorp, Inc.                                              18,000           393,300
 * Spanish Broadcasting System, Inc.                                     1,700            18,173
   Spartan Motors, Inc.                                                    100             1,188
   Spartech Corp.                                                        1,300            36,335
 * Specialty Laboratories, Inc.                                          1,000            10,980
   SpectraLink Corp.                                                       500             7,325
 * Spectranetics Corp.                                                     500             2,430

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Speedway Motorsports, Inc.                                            2,100   $        77,154
 * Spherion Corp.                                                        2,300            18,124
*# Spherix, Inc.                                                           300               879
 * Spinnaker Exploration Co.                                             1,900            68,913
 * Sportsman's Guide, Inc.                                                 500            12,140
   Sprint Corp.                                                         61,450         1,401,675
 * SPSS, Inc.                                                              600             9,594
   SPX Corp.                                                             3,700           152,107
 * SR Telecom, Inc.                                                         10                30
 * SRA International, Inc.                                                 900            52,236
 * SRS Labs, Inc.                                                          600             3,900
   SS&C Technologies, Inc.                                               1,100            24,629
 * St. Jude Medical, Inc.                                               17,600           671,264
   St. Mary Land & Exploration Co.                                       5,200           223,548
 * Staar Surgical Co.                                                      600             3,558
 * Stage Stores, Inc.                                                      100             4,099
 * Stamps.com, Inc.                                                        950            14,697
   StanCorp Financial Group, Inc.                                        2,200           173,910
 * Standard Management Corp.                                               100               360
 * Standard Microsystems Corp.                                             700            17,206
   Standard Motor Products, Inc.                                           300             4,677
   Standard Pacific Corp.                                                2,400           134,424
   Standex International Corp.                                             500            13,925
   Stanley Furniture, Inc.                                                 100             4,600
   Staples, Inc.                                                        25,800           823,278
*# Star Scientific, Inc.                                                 2,400            15,816
 * Starbucks Corp.                                                      17,800         1,001,428
   StarTek, Inc.                                                           600            17,256
   Starwood Hotels & Resorts
    Worldwide, Inc.                                                      9,500           496,755
   State Auto Financial Corp.                                            2,100            56,280
   State Street Corp.                                                   16,100           717,416
   Station Casinos, Inc.                                                 3,200           182,528
*# STATS ChipPAC, Ltd.                                                   1,392             7,811
 * Steak n Shake Co.                                                     1,300            24,206
   Steel Dynamics, Inc.                                                  2,600           105,378
   Steel Technologies, Inc.                                                500            14,640
   Steelcase, Inc. Class A                                               2,200            29,260
 * Stein Mart, Inc.                                                      2,000            33,260
 * Steinway Musical Instruments, Inc.                                      200             5,654
 * Stellent, Inc.                                                          600             4,710
 * Stericycle, Inc.                                                      2,200            91,938
 * Steris Corp.                                                          3,800            86,944
   Sterling Bancorp                                                        500            16,085
   Sterling Bancshares, Inc.                                             1,900            27,702
 * Sterling Financial Corp.                                              1,078            43,066
   Stewart & Stevenson Services, Inc.                                      800            16,000
 * Stewart Enterprises, Inc.                                             3,700            27,454
   Stewart Information Services Corp.                                      900            39,285
 * Stifel Financial Corp.                                                  200             4,810
 * Stillwater Mining Co.                                                 4,300            50,998
 * Stone Energy Corp.                                                    1,600            76,768
 * Stoneridge, Inc.                                                      1,300            19,773
 * Storage Technology Corp.                                              6,000           174,840
 * Stratasys, Inc.                                                         500            16,150
 * Strategic Diagnostics, Inc.                                             200               506
 * Stratex Networks, Inc.                                                3,600             7,416
 # Strayer Education, Inc.                                               1,100           118,228
   Stride Rite Corp.                                                     1,100            12,111
   Stryker Corp.                                                        21,400           941,386
   Student Loan Corp.                                                      900           158,769
   Sturm Ruger & Co., Inc.                                                 500   $         4,540
 * Sun Bancorp, Inc.                                                       925            22,986
 * Sun Microsystems, Inc.                                              173,000           960,150
 * Suncoast Naturals, Inc.                                                  21                 4
 * Sungard Data Systems, Inc.                                           13,800           365,838
   Sunoco, Inc.                                                          3,800           313,728
 * Sunrise Senior Living, Inc.                                           1,000            42,950
   SunTrust Banks, Inc.                                                 14,617         1,042,192
 * Superconductor Technologies, Inc.                                     1,000               840
*# SuperGen, Inc.                                                        1,600            11,552
 * Superior Energy Services, Inc.                                        3,900            57,252
 # Superior Industries International, Inc.                               1,300            36,725
 * Supertex, Inc.                                                          600            13,050
   Supervalu, Inc.                                                       5,600           176,904
 * SupportSoft, Inc.                                                     1,600             8,128
   Supreme Industries, Inc.                                                110               673
   SureWest Communications                                                 500            14,235
*# SurModics, Inc.                                                       1,000            30,100
   Susquehanna Bancshares, Inc.                                          1,000            26,000
 * Swift Energy Corp.                                                    1,400            42,476
 * Swift Transportation Co., Inc.                                        4,000            77,960
   SWS Group, Inc.                                                         200             4,222
 * Sybase, Inc.                                                          6,000           103,380
 * Sybron Dental Specialties, Inc.                                       1,800            61,812
 * Sycamore Networks, Inc.                                              12,500            46,875
 * Sykes Enterprises, Inc.                                               1,400             9,450
 * Symantec Corp.                                                       14,000           893,340
   Symbol Technologies, Inc.                                            13,900           210,724
 * Symmetricom, Inc.                                                     2,200            23,760
 * Symyx Technologies                                                    1,300            40,989
*# Synaptics, Inc.                                                       1,100            42,240
 * Synopsys, Inc.                                                        8,196           144,495
 * Synovis Life Technologies, Inc.                                         500             5,925
   Synovus Financial Corp.                                              12,600           340,200
 * Synplicity, Inc.                                                        500             2,810
   Syntel, Inc.                                                          1,700            33,286
 * Syntroleum Corp.                                                      2,000            13,860
   Sypris Solutions, Inc.                                                  800            13,016
   Sysco Corp.                                                          28,400           986,900
   T. Rowe Price Group, Inc.                                             6,200           366,792
 * Tag-It Pacific, Inc.                                                    100               450
 * Take-Two Interactive Software, Inc.                                   2,300            80,385
   Talbots, Inc.                                                         2,600            74,412
 * TALK America Holdings, Inc.                                             500             3,160
   TALX Corp.                                                            1,000            29,400
 * Tanox, Inc.                                                           2,000            27,700
   Target Corp.                                                         49,600         2,540,512
 * Tarrant Apparel Group                                                   100               186
 * TBC Corp.                                                             1,300            34,671
   TCF Financial Corp.                                                   6,000           185,460
 * Tech Data Corp.                                                       3,000           136,170
 * Techne Corp.                                                          2,033            75,526
   Technical Olympic USA, Inc.                                             400             9,780
 * Technitrol, Inc.                                                      1,700            29,325
 # TECO Energy, Inc.                                                     5,900            88,264
   Tecumseh Products Co. Class A                                           300            13,737
 * Tejon Ranch Co.                                                         100             3,955
 * Tekelec                                                               3,000            70,230
   Tektronix, Inc.                                                       4,545           142,577
*# TeleCommunication Systems, Inc.                                         600             1,824
 * Teledyne Technologies, Inc.                                           1,500            44,550

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Teleflex, Inc.                                                        1,900   $        95,950
 * Teleglobe International Holdings, Ltd.                                   50               172
   Telephone & Data Systems, Inc.                                        2,500           193,750
 * TeleTech Holdings, Inc.                                               3,400            33,218
 * Telik, Inc.                                                           2,000            38,220
 * Tellabs, Inc.                                                        22,200           189,810
 * Telular Corp.                                                           400             2,548
   Temple-Inland, Inc.                                                   2,500           148,975
 * Tenet Healthcare Corp.                                               20,900           226,765
   Tennant Co.                                                             500            20,000
 * Tenneco Automotive, Inc.                                              2,100            32,550
 * Teradyne, Inc.                                                        9,600           163,776
 * Terayon Communication Systems, Inc.                                   1,800             3,582
 * Terex Corp.                                                           2,600           119,184
*# Terra Industries, Inc.                                                3,800            31,160
 * Tesoro Petroleum Corp.                                                3,400           112,608
 * Tetra Tech, Inc.                                                      2,700            41,148
 * TETRA Technologies, Inc.                                              1,150            34,960
   Texas Genco Holdings, Inc.                                            3,260           152,731
   Texas Industries, Inc.                                                  700            42,000
 # Texas Instruments, Inc.                                              85,500         2,067,390
   Texas Regional Banchshares, Inc.
     Class A                                                             2,425            86,233
   Textron, Inc.                                                         6,400           464,768
 * The Banc Corp.                                                          500             3,930
   The Brink's Co.                                                       3,500           135,135
 * The Children's Place Retail Stores,
     Inc.                                                                1,200            37,992
   The Colonial BancGroup, Inc.                                          5,800           123,134
 * The Dress Barn, Inc.                                                  1,300            22,321
 * The Geo Group, Inc.                                                     700            16,135
   The Goldman Sachs Group, Inc.                                        24,200         2,535,192
 * The Kroger Co.                                                       38,800           627,784
 * The Lamson & Sessions Co.                                             1,500            13,575
   The Manitowoc Co., Inc.                                               1,200            44,820
   The Marcus Corp.                                                        500            11,425
   The McClatchey Co.                                                    1,100            77,110
 * The Medicines Co.                                                     2,100            52,374
 * The Mens Warehouse, Inc.                                              1,800            56,970
 * The Mosaic Co.                                                        2,900            50,402
   The Neiman Marcus Group, Inc.                                         1,500            97,965
 * The New Dun & Bradstreet Corp.                                        3,400           201,824
   The New York Times Co. Class A                                        7,100           291,100
   The Phoenix Companies, Inc.                                           1,600            19,520
 * The Sports Authority, Inc.                                              896            25,545
   The St. Joe Corp.                                                     3,600           197,460
   The St. Paul Travelers Companies,
     Inc.                                                               30,507         1,112,895
 # The Stanley Works                                                     3,300           154,308
   The TJX Companies, Inc.                                              25,500           600,270
   The Topps Co., Inc.                                                   1,800            17,946
 * Theragenics Corp.                                                       700             2,940
 * Therma-Wave, Inc.                                                       600             1,920
 * Thermo Electron Corp.                                                 8,800           266,200
 * TheStreet.com, Inc.                                                     510             2,219
 * Third Wave Technologies, Inc.                                         1,700            13,702
 * Thomas & Betts Corp.                                                  3,100            98,084
   Thomas Industries, Inc.                                                 800            31,344
   Thor Industries, Inc.                                                 3,400           113,560
 * Thoratec Corp.                                                        2,400            24,000
 * THQ, Inc.                                                             1,900            40,774
 * Three-Five Systems, Inc.                                                500   $           970
 * TIBCO Software, Inc.                                                 11,400           131,100
   Tidewater, Inc.                                                       2,000            67,860
 * Tier Technologies, Inc. Class B                                         500             4,415
   TierOne Corp.                                                           600            14,886
 # Tiffany & Co.                                                         7,000           214,200
 * Timberland Co. Class A                                                1,800           113,994
 * Time Warner Telecom, Inc.                                             2,100             7,959
 * Time Warner, Inc.                                                   250,000         4,427,500
   Timken Co.                                                            3,800            98,800
 * Titan Corp.                                                           3,900            62,829
 * Titan Pharmaceuticals, Inc.                                             400             1,000
*# TiVo, Inc.                                                            3,200            15,072
   Todd Shipyards Corp.                                                    100             1,713
*# Toll Brothers, Inc.                                                   3,600           184,968
 * Tollgrade Communications, Inc.                                          800             8,552
 * Too, Inc.                                                             1,500            38,100
   Tootsie Roll Industries, Inc.                                         1,979            61,448
   Torchmark Corp.                                                       5,700           312,987
 # Toro Co.                                                              1,300            94,250
 * Total Entertainment Restaurant Corp.                                    300             3,012
   Total System Services, Inc.                                           9,800           253,330
*# Tower Automotive, Inc.                                                2,400             4,320
 * Toys R Us, Inc.                                                      11,400           220,476
 * Tractor Supply Co.                                                    2,000            63,440
 * Tradestation Group, Inc.                                              1,800            13,356
   Traffix, Inc.                                                           100               655
 * Trammell Crow Co.                                                     1,700            29,070
 * Trans World Entertainment Corp.                                       1,230            13,874
 * Transaction Systems Architects, Inc.                                  1,700            34,884
   Transatlantic Holdings, Inc.                                          4,250           247,945
 * Transkaryotic Therapies, Inc.                                         1,600            36,496
*# Transmeta Corp.                                                       5,000             8,450
 * TransMontaigne, Inc.                                                  1,500             8,145
 * Transwitch Corp.                                                        900             1,098
 * TRC Companies, Inc.                                                     800            14,272
   Tredegar Industries, Inc.                                             1,100            20,493
 * Trex Co., Inc.                                                          700            32,865
 * Triad Guaranty, Inc.                                                    700            42,000
 * Triad Hospitals, Inc.                                                 5,300           194,457
   Triarc Companies, Inc. Class A                                        1,000            12,950
   Triarc Companies, Inc. Class B                                        2,000            25,500
   Tribune Co.                                                          17,700           767,649
 * Trico Marine Services, Inc.                                             100                35
 * Trident Microsystems, Inc.                                            1,000            15,600
 * Trimble Navigation, Ltd.                                              2,495            78,767
 * Trimeris, Inc.                                                          800             9,928
   Trinity Industries, Inc.                                              2,400            84,840
 * TriPath Imaging, Inc.                                                 1,300             9,334
 * Tripath Technology, Inc.                                                900               765
 * Triquint Semiconductor, Inc.                                          4,400            19,052
 * Triton PCS Holdings, Inc.                                             1,100             2,750
 * Triumph Group, Inc.                                                     800            32,448
 * TriZetto Group, Inc.                                                  2,000            14,160
*# Tropical Sportswear International
     Corp.                                                                 100               141
   TrustCo Bank Corp. NY                                                 2,000            28,200
   Trustmark Corp.                                                       2,500            77,000
 * TTM Technologies, Inc.                                                2,000            20,760
 * Tuesday Morning Corp.                                                 1,900            63,631
 * Tumbleweed Communications Corp.                                       1,100             3,850

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
   Tupperware Corp.                                                      1,800   $        33,696
 * Tut Systems, Inc.                                                       500             1,975
 * Tweeter Home Entertainment Group,
     Inc.                                                                  700             4,487
   TXU Corp.                                                            16,800         1,055,376
 * Tyler Technologies, Inc.                                              2,000            15,680
   Tyson Foods, Inc. Class A                                            12,000           196,680
   U.S. Bancorp                                                         70,100         2,077,063
 * U.S. Concrete, Inc.                                                   1,000             7,270
 * U.S. Physical Therapy, Inc.                                             600             9,300
 * UbiquiTel, Inc.                                                       3,600            23,400
#  UCBH Holdings, Inc.                                                   2,400           108,816
   UGI Corp.                                                             1,850            75,073
   UICI                                                                  2,400            80,160
   UIL Holdings Corp.                                                      100             5,346
 * Ulticom, Inc.                                                         1,900            34,105
*# Ultimate Electronics, Inc.                                              500             1,530
 * Ultimate Software Group, Inc.                                           900            11,493
 * Ultratech, Inc.                                                       1,400            24,122
   UMB Financial Corp.                                                     500            28,005
   Umpqua Holdings Corp.                                                 1,845            47,177
 * Unifi, Inc.                                                           1,300             4,836
   Unifirst Corp.                                                          300             8,292
   Union Pacific Corp.                                                  11,600           735,904
   UnionBanCal Corp.                                                     6,600           408,078
 # Unisource Energy Corp.                                                  500            12,195
 * Unisys Corp.                                                         18,300           210,267
 * Unit Corp.                                                            2,400            95,088
   United Auto Group, Inc.                                               2,300            65,596
   United Bankshares, Inc.                                               1,700            65,059
   United Community Banks, Inc.                                          1,550            44,423
   United Community Financial Corp.                                        400             4,596
 * United Defense Industries, Inc.                                       2,500           113,250
   United Industrial Corp.                                                 600            23,400
 * United Natural Foods, Inc.                                            1,900            53,447
 * United Online, Inc.                                                   2,650            28,276
   United Parcel Service, Inc.                                          27,500         2,314,125
 * United Rentals, Inc.                                                  4,700            83,989
 * United States Cellular Corp.                                          3,000           132,750
   United States Steel Corp.                                             6,000           314,160
*# United Stationers, Inc.                                               1,800            86,184
 * United Surgical Partners
     International, Inc.                                                 1,700            67,099
   United Technologies Corp.                                            24,900         2,429,742
 * United Therapeutics Corp.                                             1,100            48,411
 * UnitedGlobalCom, Inc.                                                21,300           177,429
   UnitedHealth Group, Inc.                                             46,782         3,875,889
   Unitrin, Inc.                                                         2,000            95,280
 * Universal American Financial Corp.                                    2,700            36,045
 * Universal Compression Holdings, Inc.                                  1,200            44,760
   Universal Corp.                                                       1,000            48,680
 * Universal Display Corp.                                               1,000             9,750
 * Universal Electronics, Inc.                                             600            10,950
   Universal Forest Products, Inc.                                       1,100            47,476
   Universal Health Services, Inc.                                       3,100           141,112
 * Univision Communications, Inc.
     Class A                                                            12,005           361,351
   Unocal Corp.                                                         12,800           589,312
 * Unova, Inc.                                                           3,200            70,912
   UnumProvident Corp.                                                  10,500           163,485
 * UQM Technologies, Inc.                                                  500             1,055
 * Urban Outfitters, Inc.                                                3,900   $       165,750
 * Urologix, Inc.                                                          200             1,424
 * URS Corp.                                                             1,600            48,064
 * USA Mobility, Inc.                                                      600            21,816
 * USANA Health Services, Inc.                                             900            26,739
   USEC, Inc.                                                              500             5,265
   USF Corp.                                                             1,100            40,667
   UST, Inc.                                                             4,500           198,135
 * VA Software Corp.                                                       800             1,976
 * Vail Resorts, Inc.                                                    1,000            22,750
*# Valassis Communications, Inc.                                         2,300            78,085
   Valeant Pharmaceuticals
     International                                                       4,100            99,261
   Valero Energy Corp.                                                  13,000           608,270
   Valhi, Inc.                                                           5,700            88,407
   Valley National Bancorp                                               3,368            94,203
   Valmont Industries, Inc.                                              1,000            24,960
   Valspar Corp.                                                         2,700           130,194
 * ValueClick, Inc.                                                      3,700            47,730
 * ValueVision Media, Inc. Class A                                       1,500            17,010
 * Varco International, Inc.                                             5,900           175,466
 * Varian Medical Systems, Inc.                                          6,800           286,144
 * Varian Semiconductor Equipment
     Associates, Inc.                                                    1,700            60,384
 * Varian, Inc.                                                          1,500            56,175
*# Vascular Solutions, Inc.                                                500             5,180
 * Vastera, Inc.                                                         1,200             2,220
 * Vaxgen, Inc.                                                          1,000            15,680
 * VCA Antech, Inc.                                                      3,700            68,672
 # Vector Group, Ltd.                                                      100             1,640
   Vectren Corp.                                                         2,300            60,214
 * Veeco Instruments, Inc.                                               1,500            29,085
 * Ventana Medical Systems, Inc.                                           800            47,800
 * VeriSign, Inc.                                                       13,200           434,280
 * Veritas DGC, Inc.                                                     1,800            42,120
 * VERITAS Software Corp.                                               22,900           501,510
 * Verity, Inc.                                                          1,300            17,823
   Verizon Communications, Inc.                                        103,900         4,283,797
 * Vermont Pure Holdings, Ltd.                                             100               178
 * Vertex Pharmaceuticals, Inc.                                          3,200            33,984
*# Vertrue, Inc.                                                           500            17,350
   Vesta Insurance Group, Inc.                                             600             2,256
   VF Corp.                                                              5,300           286,147
 # Viacom, Inc. Class A                                                  7,300           259,661
   Viacom, Inc. Class B                                                 78,700         2,730,890
   Viad Corp.                                                              750            17,993
 * Viasat, Inc.                                                          1,300            27,131
 * Viasys Healthcare, Inc.                                                 262             4,878
 * Vical, Inc.                                                             400             1,720
   Vicor Corp.                                                           1,500            16,305
 * Vicuron Pharmaceuticals, Inc.                                         2,700            47,493
 * Viewpoint Corp.                                                         100               262
 * Vignette Corp.                                                        7,200             9,144
 * Viisage Technology, Inc.                                              2,100            16,947
   Vintage Petroleum, Inc.                                               3,000            72,750
 * Virage Logic Corp.                                                    1,000            15,030
 * Virbac Corp.                                                            100               352
*# ViroPharma, Inc.                                                        500             1,415
 * Vishay Intertechnology, Inc.                                          6,900           100,809
   Visteon Corp.                                                         4,400            37,224
 * VISX, Inc.                                                            2,100            54,306

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
*# Vital Images, Inc.                                                      200   $         3,238
   Vital Signs, Inc.                                                       700            26,187
 * VitalWorks, Inc.                                                        900             3,627
 * Vitesse Semiconductor, Inc.                                           8,200            26,732
 * Vitria Technology, Inc.                                                 600             2,076
 * Vivus, Inc.                                                           1,000             5,880
 * Volt Information Sciences, Inc.                                         500            15,250
   Vulcan Materials Co.                                                  4,600           238,510
 * W-H Energy Services, Inc.                                             1,400            32,004
 * Wabash National Corp.                                                 1,100            27,357
   Wabtec Corp.                                                          2,900            59,653
   Wachovia Corp.                                                       55,092         2,851,011
   Waddell & Reed Financial, Inc.                                       42,500           964,750
   Walgreen Co.                                                         53,200         2,031,176
   Wal-Mart Stores, Inc.                                               214,700        11,177,282
   Walter Industries, Inc.                                               1,700            42,806
*# Warnaco Group, Inc.                                                   2,200            43,714
   Washington Federal, Inc.                                              2,975            80,236
 * Washington Group International, Inc.                                    200             7,800
   Washington Mutual, Inc.                                              32,400         1,319,004
   Washington Post Co.                                                     100            93,800
   Washington Trust Bancorp, Inc.                                          500            14,710
 * Waste Connections, Inc.                                               2,600            88,556
   Waste Management, Inc.                                               34,100         1,016,521
 * WatchGuard Technologies, Inc.                                         1,200             4,920
*# Waters Corp.                                                          5,600           261,296
   Watsco, Inc. Class A                                                  1,200            39,684
 * Watson Pharmaceuticals, Inc.                                          6,700           194,635
   Watson Wyatt & Co., Holdings                                          1,400            37,324
   Watts Water Technologies, Inc.                                        1,200            36,756
   Wausau-Mosinee Paper Corp.                                            2,000            35,900
   Waypoint Financial Corp.                                                525            14,579
 * WCI Communities, Inc.                                                 2,500            64,050
   WD-40 Co.                                                               700            20,447
 * Webco Industries, Inc.                                                  100               750
 * WebEx Communications, Inc.                                            1,900            45,106
*# WebMD Corp.                                                          17,200           124,700
 * webMethods, Inc.                                                      2,300            14,122
 * Websense, Inc.                                                        1,000            48,060
   Webster Financial Corp.                                               2,300           115,115
*# Weight Watchers International, Inc.                                   4,800           190,320
   Weis Markets, Inc.                                                      300            11,520
 * WellChoice, Inc.                                                      4,200           205,758
   Wellman, Inc.                                                           600             6,174
 * Wellpoint Health Networks, Inc.                                       9,746         1,219,225
   Wells Fargo & Co.                                                    68,000         4,200,360
   Wendy's International, Inc.                                           5,600           199,752
   Werner Enterprises, Inc.                                              3,741            84,173
   Wesbanco, Inc.                                                          732            23,139
   Wesco Financial Corp.                                                   100            38,525
 * WESCO International, Inc.                                             1,900            53,428
   West Bancorporation                                                     100             1,734
   West Coast Bancorp                                                      600            15,786
 * West Corp.                                                            3,800           131,632
 * West Marine, Inc.                                                     1,200            27,720
   West Pharmaceutical Services, Inc.                                    1,100            25,718
 * Westaff, Inc.                                                           100               305
   Westamerica Bancorporation                                            1,400            81,424
   Westar Energy, Inc.                                                   2,700            59,805
   Westcorp, Inc.                                                        2,600           109,928
 * Westell Technologies, Inc.                                            2,300            15,065
 * Western Digital Corp.                                                10,300   $       100,631
   Western Gas Resources, Inc.                                           3,800           117,800
 * Western Wireless Corp.                                                4,700           126,900
   Westwood Holdings Group, Inc.                                           125             2,385
 * Westwood One, Inc.                                                    5,000           112,100
*# Wet Seal, Inc. Class A                                                1,250             2,075
   Weyerhaeuser Co.                                                     10,600           699,600
 * WFS Financial, Inc.                                                   2,700           125,631
   WGL Holdings, Inc.                                                      700            21,224
   Whirlpool Corp.                                                       2,900           187,195
 * White Electronics Designs Corp.                                         500             3,350
 * Whitehall Jewelers, Inc.                                                458             3,792
 * Whiting Petroleum Corp.                                                  18               613
   Whitney Holding Corp.                                                 1,700            78,438
   Whole Foods Market, Inc.                                              3,400           308,618
 * Wild Oats Markets, Inc.                                               1,500            10,740
   Wiley (John) & Sons, Inc. Class A                                     2,600            85,930
 * William Lyon Homes, Inc.                                                500            35,175
   Williams Companies, Inc.                                             32,800           546,776
 * Williams-Sonoma, Inc.                                                 5,500           201,355
   Wilmington Trust Corp.                                                2,400            86,760
 * Wilshire Enterprises, Inc.                                              100               603
 * Wilson Greatbatch Technologies, Inc.                                  1,000            20,050
 * Wilsons The Leather Experts, Inc.                                     1,100             5,500
 * Wind River Systems, Inc.                                              3,500            42,350
 # Winn-Dixie Stores, Inc.                                               2,100             8,400
 # Winnebago Industries, Inc.                                            2,200            83,446
   Wintrust Financial Corp.                                              1,150            68,816
 * Wireless Facilities, Inc.                                             2,900            24,012
   Wireless Telecom Group, Inc.                                            500             1,480
   Wisconsin Energy Corp.                                                4,900           163,023
 * Witness Systems, Inc.                                                 1,000            14,990
*# WMS Industries, Inc.                                                  1,500            44,610
 * Wolverine Tube, Inc.                                                    500             5,310
   Wolverine World Wide, Inc.                                            2,000            59,900
   Woodhead Industries, Inc.                                               100             1,508
   Woodward Governor Co.                                                   700            50,995
 * World Acceptance Corp.                                                1,100            28,369
   World Fuel Services Corp.                                               600            24,720
   World Wrestling Federation
     Entertainment, Inc.                                                   700             8,400
 * Worldwide Restaurant Concepts, Inc.                                     700             2,289
   Worthington Industries, Inc.                                          3,700            79,587
   WPS Resources Corp.                                                   1,100            53,185
 * Wright Medical Group, Inc.                                            1,700            44,965
   Wrigley (Wm.) Jr. Co.                                                 9,600           660,480
   Wyeth                                                                62,700         2,499,849
   X-Rite, Inc.                                                          1,000            14,910
   Xcel Energy, Inc.                                                    10,300           186,018
*# Xerox Corp.                                                          40,600           621,992
   Xilinx, Inc.                                                         17,300           540,106
*# XM Satellite Radio Holdings, Inc.                                    10,100           372,791
   XTO Energy, Inc.                                                     16,000           581,600
*# Yahoo!, Inc.                                                         61,300         2,306,106
 * Yankee Candle Co., Inc.                                               2,300            70,058
 * Yellow Roadway Corp.                                                  2,697           142,536
   York International Corp.                                              1,400            51,618
 * Young Broadcasting, Inc. Class A                                        700             6,832
   Yum! Brands, Inc.                                                    14,800           671,920
 * Zebra Technologies Corp. Class A                                      3,350           168,438
 * Zhone Technologies, Inc.                                              1,800             4,392

                                                                        SHARES            VALUE+
                                                               ---------------   ---------------
 * Zila, Inc.                                                            1,500   $         6,675
 * Zimmer Holdings, Inc.                                                11,300           922,080
   Zions Bancorporation                                                  3,900           259,350
 * Zix Corp.                                                             1,000             4,580
 * Zoll Medical Corp.                                                      700            23,751
*# Zoltek Companies, Inc.                                                  700             6,440
 * Zomax, Inc.                                                             700             2,408
 * Zoran Corp.                                                           1,405            16,649
 * Zygo Corp.                                                              500             5,810
 * Zymogenetics, Inc.                                                    2,400            54,576
                                                                                 ---------------
TOTAL COMMON STOCKS
  (Cost $517,434,860)                                                                612,087,681
                                                                                 ---------------
RIGHTS/WARRANTS -- (0.0%)
 * Chart Industries, Inc. Warrants 09/15/10                                  2                31
 * Magnum Hunter Resources, Inc. Warrants 03/21/05                         200               122
                                                                                 ---------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)                                                                                  153
                                                                                 ---------------

                                                                    FACE
                                                                   AMOUNT
                                                               ---------------
                                                                    (000)
TEMPORARY CASH INVESTMENTS -- (7.0%)
 Repurchase Agreement, Merrill Lynch
  Triparty Repo 1.94%, 12/01/04
  (Collateralized by $42,455,000
  U.S. Treasury Bills, 02/17/05, valued
  at $42,255,462) to be repurchased at
  $41,428,797 (Cost $41,426,565)^                              $        41,427        41,426,565
 Repurchase Agreement, PNC
  Capital Markets, Inc. 1.88%, 12/01/04
  (Collateralized by $4,795,000 FHLMC
  Notes 4.20%, 10/20/09, valued at
  $4,815,571) to be repurchased at
  $4,765,249 (Cost $4,765,000)                                           4,765         4,765,000
                                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $46,191,565)                                                                  46,191,565
                                                                                 ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $563,626,425)                                                            $   658,279,399
                                                                                 ===============

----------
+    See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                                              U.S. MARKETWIDE     U.S. EQUITY
                                                                               VALUE SERIES         SERIES
                                                                              ---------------   ---------------
ASSETS:
Investments at Value (including $161,949 and $39,633, of securities
   on loan, respectively)                                                     $     1,868,871   $       658,279
Cash                                                                                        1                 1
Receivables:
   Investment Securities Sold                                                             418                67
   Dividends and Interest                                                               3,007             2,454
   Securities Lending                                                                      16                 6
   Fund Shares Sold                                                                     1,038               567
Prepaid Expenses and Other Assets                                                           1                --
                                                                              ---------------   ---------------
    Total Assets                                                                    1,873,352           661,374
                                                                              ---------------   ---------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned                                                   168,364            41,426
   Investment Securities Purchased                                                      1,990               937
   Due to Advisor                                                                         276                25
Accrued Expenses and Other Liabilities                                                    109                36
                                                                              ---------------   ---------------
    Total Liabilities                                                                 170,739            42,424
                                                                              ---------------   ---------------
NET ASSETS                                                                    $     1,702,613   $       618,950
                                                                              ===============   ===============
Investments at Cost                                                           $     1,386,315   $       563,626
                                                                              ===============   ===============

                 See accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                              THE TAX-MANAGED   THE TAX-MANAGED
                                                                              U.S. MARKETWIDE     U.S. EQUITY
                                                                               VALUE SERIES         SERIES
                                                                              ---------------   ---------------
INVESTMENT INCOME
   Dividends                                                                  $        18,671   $         7,673
   Interest                                                                               216                79
   Income from Securities Lending                                                         150                44
                                                                              ---------------   ---------------
        Total Investment Income                                                        19,037             7,796
                                                                              ---------------   ---------------
EXPENSES
   Investment Advisory Services                                                         2,738               240
   Accounting & Transfer Agent Fees                                                       409               144
   Custodian Fees                                                                         127                45
   Legal Fees                                                                               9                 3
   Audit Fees                                                                              20                 7
   Shareholders' Reports                                                                   27                 9
   Trustees' Fees and Expenses                                                             12                 6
   Other                                                                                   26                 9
                                                                              ---------------   ---------------
        Total Expenses                                                                  3,368               463
                                                                              ---------------   ---------------
   NET INVESTMENT INCOME (LOSS)                                                        15,669             7,333
                                                                              ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                               1,597               206
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                                            241,813            47,213
                                                                              ---------------   ---------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                           243,410            47,419
                                                                              ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $       259,079   $        54,752
                                                                              ===============   ===============

                 See accompanying Notes to Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED                 THE TAX-MANAGED
                                                                    U.S. MARKETWIDE VALUE SERIES         U.S. EQUITY SERIES
                                                                    ----------------------------    ----------------------------
                                                                        YEAR            YEAR            YEAR            YEAR
                                                                        ENDED           ENDED           ENDED           ENDED
                                                                      NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                                        2004            2003            2004            2003
                                                                    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)                                      $     15,669    $      4,897    $      7,333    $      2,534
  Net Realized Gain (Loss) on Investment Securities Sold                   1,597         (22,174)            206         (12,492)
  Change in Unrealized Appreciation
    (Depreciation) of Investment Securities                              241,813         204,201          47,213          58,134
                                                                    ------------    ------------    ------------    ------------

  Net Increase (Decrease) in Net Assets Resulting from Operations        259,079         186,924          54,752          48,176
                                                                    ------------    ------------    ------------    ------------
Transactions in Interest:
  Contributions                                                          386,040         290,723         226,792         122,466
  Withdrawals                                                            (27,739)        (66,772)        (11,352)        (20,131)
                                                                    ------------    ------------    ------------    ------------
  Net Increase (Decrease) From
    Transactions in Interest                                             358,301         223,951         215,440         102,335
                                                                    ------------    ------------    ------------    ------------
    Total Increase (Decrease)                                            617,380         410,875         270,192         150,511

NET ASSETS
  Beginning of Period                                                  1,085,233         674,358         348,758         198,247
                                                                    ------------    ------------    ------------    ------------
  End of Period                                                     $  1,702,613    $  1,085,233    $    618,950    $    348,758
                                                                    ============    ============    ============    ============

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        THE TAX-MANAGED
                                                                                  U.S. MARKETWIDE VALUE SERIES
                                                       ------------------------------------------------------------------------
                                                          YEAR           YEAR          YEAR            YEAR           YEAR
                                                          ENDED          ENDED         ENDED           ENDED          ENDED
                                                         NOV. 30,       NOV. 30,      NOV. 30,        NOV. 30,       NOV. 30,
                                                          2004           2003          2002            2001           2000
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A            N/A            N/A             N/A            N/A
                                                       -----------    -----------    -----------     -----------    -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --             --             --              --             --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --              --             --
                                                       -----------    -----------    -----------     -----------    -----------
    Total from Investment Operations                            --             --             --              --             --
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --             --             --              --             --
  Net Realized Gains                                            --             --             --              --             --
                                                       -----------    -----------    -----------     -----------    -----------
    Total Distributions                                        N/A            N/A            N/A             N/A            N/A
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A            N/A            N/A             N/A            N/A
===============================================================================================================================
Total Return                                                 20.49%         22.88%        (20.25)%          8.30%          3.07%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $ 1,702,613    $ 1,085,233    $   674,358     $   690,795    $   314,021
Ratio of Expenses to Average Net Assets                       0.25%          0.25%          0.25%           0.25%          0.26%
Ratio of Net Investment Income to Average Net Assets          1.14%          0.61%          0.61%           1.17%          1.98%
Portfolio Turnover Rate                                          5%             6%            15%             11%            39%
-------------------------------------------------------------------------------------------------------------------------------

                                                                           THE TAX-MANAGED
                                                                         U.S. EQUITY SERIES
                                                       ---------------------------------------------------------
                                                          YEAR           YEAR           YEAR          SEPT. 25,
                                                          ENDED          ENDED          ENDED            TO
                                                        NOV. 30,       NOV. 30,       NOV. 30,        NOV. 30,
                                                          2004           2003           2002            2001
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           N/A            N/A            N/A             N/A
                                                       -----------    -----------    -----------     -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                  --             --             --              --
  Net Gains (Losses) on Securities (Realized and
    Unrealized)                                                 --             --             --              --
                                                       -----------    -----------    -----------     -----------
    Total from Investment Operations                            --             --             --              --
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income                                         --             --             --              --
  Net Realized Gains                                            --             --             --              --
                                                       -----------    -----------    -----------     -----------
    Total Distributions                                        N/A            N/A            N/A             N/A
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 N/A            N/A            N/A             N/A
================================================================================================================
Total Return                                                 12.20%         18.49%        (20.12)%         15.72%#
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)                  $   618,950    $   348,758    $   198,247     $    81,548
Ratio of Expenses to Average Net Assets                       0.10%          0.10%          0.12%           0.20%*
Ratio of Net Investment Income to Average Net Assets          1.52%          1.02%          0.63%           0.62%*
Portfolio Turnover Rate                                          5%            13%            11%              4%*
----------------------------------------------------------------------------------------------------------------

*   Annualized
#   Non-annualized

N/A Not applicable as The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series are organized as partnerships and do not have a unitized value.

                 See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

      The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (the "Series" or "Portfolios") are presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

      The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

      1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

      2. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

      3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

      4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C.  INVESTMENT ADVISOR:

      Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

               The Tax-Managed U.S. Marketwide Value Series                        0.20 of 1%
               The Tax-Managed U.S. Equity Series                                  0.05 of 1%

      Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

      At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The Tax-Managed U.S. Marketwide Value Series                        $   22,407
               The Tax-Managed U.S. Equity Series                                       7,804

E.  PURCHASES AND SALES OF SECURITIES:

      For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                              OTHER INVESTMENT
                                                                 SECURITIES
                                                         ---------------------------
                                                           PURCHASES        SALES
                                                         ------------   ------------
The Tax-Managed U.S. Marketwide Value Series             $    449,277   $     70,293
The Tax-Managed U.S. Equity Series                            243,447         22,307

      There were no purchases or sales of U.S. Government securities during the year ended November 30, 2004.

F.  FEDERAL INCOME TAXES:

      No provision for federal income taxes is required since the Series' are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or loses have been deemed to have been "passed through" to their Feeder Funds.

      At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Series, at November 30, 2004 were as follows (amounts in thousands):

                                                                                                              NET
                                                                                                           UNREALIZED
                                                        FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION/
                                                        TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
                                                     --------------   --------------   --------------    --------------
The Tax-Managed U.S. Marketwide Value Series         $    1,387,042   $      520,366   $      (38,537)   $      481,829
The Tax-Managed U.S. Equity Series                          564,052          108,966          (14,739)           94,227

G.  LINE OF CREDIT:

      The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each Series is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility.

The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Series' during the year ended November 30, 2004.

      The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings by the Series under the line of credit during the year ended November 30, 2004.

H.  SECURITIES LENDING:

      As of November 30, 2004, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

      The cash collateral received by the Series from securities on loan is invested along with cash collateral from the other Series' in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Series. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

I.  CONTRACTUAL OBLIGATIONS:

      In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

          REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

   NAME,AGE,POSITION                                        PORTFOLIOS WITHIN THE
     WITH THE FUND                 TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
     AND ADDRESS                     LENGTH OF SERVICE           OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------   ------------------------   -----------------------   -----------------------------------------------
                                                         DISINTERESTED TRUSTEES/DIRECTORS

George M.Constantinides            DFAITC -- since 1993      75 portfolios in 4      Leo Melamed Professor of Finance, Graduate
Director of DFAIDG, DIG            DFAIDG -- since 1983      investment companies    School of Business, University of Chicago.
and DEM.                           DIG -- since 1993
Trustee of DFAITC.                 DEM -- since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of          DFAITC -- since 1993      75 portfolios in 4       Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.               DFAIDG -- since 1986      investment companies     Professor of Economics, Graduate School of
Trustee of DFAITC.                 DIG -- since 1993 DEM                              Business, University of Chicago. Senior
1101 E. 58th Street                -- since 1993                                      Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                     strategy and finance consulting). Formerly,
Date of Birth:1/19/39                                                                 President, Cardean University (division of
                                                                                      UNext.com). Member of the Boards of Milwaukee
                                                                                      Mutual Insurance Company and
                                                                                      UNext.com. Formerly, Trustee, First Prairie
                                                                                      Funds (registered investment
                                                                                      company). Trustee, Harbor Fund (registered
                                                                                      investment company) (13 Portfolios).

   NAME, AGE, POSITION                                     PORTFOLIOS WITHIN THE
     WITH THE FUND                 TERM OF OFFICE(1) AND    DFA FUND COMPLEX(2)      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS                    LENGTH OF SERVICE           OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson                   DFAITC - since 1993   75 portfolios in 4          Professor in Practice of Finance, Yale School
Director of DFAIDG, DIG             DFAIDG - since 1981   investment companies        of Management. Director, BIRR Portfolio
and DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
Trustee of DFAITC.                  DEM - since 1993                                  Ibbotson Associates, Inc., Chicago, IL
Yale School of Management                                                             (software, data, publishing and
P.O. Box 208200                                                                       consulting). Partner, Zebra Capital
New Haven, CT                                                                         Management, LLC (hedge fund manager).
06520-8200                                                                            Formerly, Director, Hospital Fund,
Date of Birth: 5/27/43                                                                Inc. (investment management services).

Robert C. Merton                    DFA ITC - since 2003  75 portfolios in 4          John and Natty McArthur University Professor,
Director of DFAIDG, DIG             DFA IDG - since 2003  investment companies        Graduate School of Business Administration,
and DEM.                            DFA DIG - since 2003                              Harvard University (since 1998). George Fisher
Trustee of DFAITC.                  DEM - since 2003                                  Baker Professor of Business Administration,
Harvard Business School                                                               Graduate School of Business Administration,
397 Morgan Hall                                                                       Harvard University (1988-1998), Co-founder,
Soldiers Field                                                                        Chief Science Officer, Integrated Finance
Boston, MA 02163                                                                      Limited (since 2002). Director, MF Risk,
Date of Birth: 7/31/44                                                                Inc. (risk managemetnt software) (since
                                                                                      2001). Director, Peninsula Banking Group
                                                                                      (bank) (since 2003). Director, Community First
                                                                                      Financial Group (bank holding company) (since
                                                                                      2003). Formerly, Co-Founder and Principal,
                                                                                      Long-Term Capital Management. Director, Vical
                                                                                      Incorporated (biopharamceutical product
                                                                                      development).

Myron S. Scholes                    DFAITC - since 1993   75 portfolios in 4          Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG             DFAIDG - since 1981   investment companies        Stanford University. Managing Partner, Oak
and DEM.                            DIG - since 1993                                  Hill Capital Management (private equity
Trustee of DFAITC.                  DEM - since 1993                                  firm). Chairman, Oak Hill Platinum Partners
Oak Hill Capital                                                                      (hedge fund). Director, Chicago Mercantile
Management, Inc.                                                                      Exchange. Consultant, Arbor Investors.
2775 Sand Hill Rd.                                                                    Formerly, Director, Smith Breeden Family of
Suite 220                                                                             Funds. Director, American Century Fund
Menlo Park, CA 94025                                                                  Complex (registered investment companies) (38
Date of Birth: 7/01/41                                                                Portfolios); and Director, Chicago Mercantile
                                                                                      Exchange Holdings Inc..

Abbie J. Smith                      DFAITC - since 2000   75 portfolios in 4          Boris and Irene Stern Professor of
Director of DFAIDG, DIG             DFAIDG - since 2000   investment companies        Accounting, Graduate School of Business,
and DEM.                            DIG - since 2000                                  University of Chicago, Formerly, Marvin Bower
Trustee of DFAITC.                  DEM - since 2000                                  Fellow, Harvard Business School (9/01 to
Graduate School of Business                                                           8/02). Director, HON Industries Inc. (office
University of Chicago                                                                 furniture) and Director, Ryder System Inc.
1101 East 58th Street,                                                                (transportation).
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**

David G. Booth                      DFAITC - since 1993   75 portfolios in 4          Chairman, Director, Chief Executive Officer,
Chairman, Director, Chief           DFAIDG - since 1981   investment companies        Chief Investment Officer and President of
Executive Officer, Chief            DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA
Investment Officer and              DEM - since 1993                                  Securities Inc., DFAIDG, DIG and DEM.
President of DFAIDG, DIG                                                              Chairman, Trustee, Chief Executive Officer,
and DEM. Chairman,                                                                    Chief Investment Officer and President of
Trustee, Chief Executive                                                              DFAITC. Director of Dimensional Fund Advisors
Officer, Chief Investment                                                             Ltd. and formerly Chief Investment Officer.
Officer and President of                                                              Director, Chief Investment Officer and
DFAITC.                                                                               President of DFA Australia Ltd. Formerly,
1299 Ocean Avenue                                                                     Director of Dimensional Funds PLC. Chairman,
Santa Monica, CA 90401                                                                Director, Chief Executive Officer and Chief
Date of Birth: 12/02/46                                                               Investment Officer of Dimensional Fund
                                                                                      Advisors Canada Inc. (All Chief Investment
                                                                                      Officer positions held starting 1/1/2003
                                                                                      except for Dimensional Fund Advisors Canada
                                                                                      Inc., which was from 6/17/2003.)

                                                                                      Limited Partner, Oak Hill Partners. Director,
                                                                                      University of Chicago Business School.
                                                                                      Formerly, Director, SA Funds (registered
                                                                                      investment company). Formerly Director,
                                                                                      Assante Corporation (investment management)
                                                                                      (until 2002).

   NAME, AGE, POSITION                                      PORTFOLIOS WITHIN THE
     WITH THE FUND                 TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      AND ADDRESS                    LENGTH OF SERVICE            OVERSEEN             OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
------------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*                DFAITC -- since 1993      75 portfolios in 4       Chairman and Director (and prior to 1/1/2003,
Chairman and Director of           DFAIDG -- since 1981      investment companies     Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.               DIG -- since 1992                                  Advisors Inc., DFA Securities Inc., DFAIDG,
Trustee and Chairman of            DEM -- since 1993                                  DIG and DEM. Chairman, Trustee (and prior to
DFAITC.                                                                               1/1/2003, Chief Investment Officer) of
1299 Ocean Avenue                                                                     DFAITC. Director and formerly President of
Santa Monica, CA 90401                                                                Dimensional Fund Advisors Ltd. Director (and
Date of Birth: 9/07/44                                                                prior to 1/1/2003, Chief Investment Officer)
                                                                                      of DFA Australia Ltd. Director of Dimensional
                                                                                      Funds PLC and Dimensional Fund Advisors
                                                                                      Canada Inc.

                                                                                      Trustee, St. Louis University. Life Trustee
                                                                                      and Member of Investment Committee, DePaul
                                                                                      University. Director, The German St. Vincent
                                                                                      Orphan Home. Member of Investment Committee,
                                                                                      Archdiocese of St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                              TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND               AND LENGTH OF
           AND ADDRESS                             SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
                                                                 OFFICERS

Arthur H. Barlow                              Since 1993         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited and
Date of Birth: 11/7/55                                           Dimensional Fund Advisors Ltd.

Valerie A. Brown                              Since 2001         Vice President and Assistant Secretary of all the
Vice President and Assistant                                     DFA Entities, DFA Australia Limited, Dimensional
Secretary                                                        Fund Advisors Ltd., and since June 2003,
Date of Birth: 1/24/67                                           Dimensional Fund Advisors Canada Inc. Prior to
                                                                 April 2001, legal counsel for Dimensional (since
                                                                 March 2000). Associate, Jones, Day, Reavis & Pogue
                                                                 from October 1991 to February 2000.

Stephen A. Clark                              Since 2004         Vice President of all the DFA Entities. April 2001
Vice President                                                   to April 2004, Portfolio Manager of
Date of Birth: 8/20/72                                           Dimensional. Formerly, Graduate Student at the
                                                                 University of Chicago (Septempter 2000 to
                                                                 March 2001);and Associate of US Bancorp Piper
                                                                 Jaffrey (September 1999 to Spetember 2000).

Truman A. Clark                               Since 1996         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited and
Date of Birth: 4/8/41                                            Dimensional Fund Advisors Ltd.

Christopher S. Crossan                        Since 2004         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Senior Compliance Officer, INVESCO Institutional,
Date of Birth: 12/21/65                                          Inc. and its affiliates (August 2000 to
                                                                 January 2004); Brach Chief, Investment Company and
                                                                 Invesment Advisor Inspections, Securities and
                                                                 Exchange Commission (April 1994 to August 2000).

                                              TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND               AND LENGTH OF
        AND ADDRESS                               SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
James L. Davis                                Since 1999         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited and
Date of Birth: 11/29/56                                          Dimensional Fund Advisors Ltd. Formerly at Kansas
                                                                 State University, Arthur Andersen & Co., and
                                                                 Phillips Petroleum Co.

Robert T. Deere                               Since 1994         Vice President of all the DFA Entities and DFA
Vice President                                                   Australia Limited. Formerly, Vice President of
Date of Birth: 10/8/57                                           Dimensional Fund Advisors Ltd.

Robert W. Dintzner                            Since 2001         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited. Prior to
Date of Birth: 3/18/70                                           April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional.

Richard A. Eustice                            Since 1998         Vice President and Assistant Secretary of all the
Vice President and Assistant                                     DFA Entities and DFA Australia Limited. Formerly,
Secretary                                                        Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                           Since 1993         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited and
Date of Birth: 1/21/61                                           Dimensional Fund Advisors Ltd.

Robert M. Fezekas                             Since 2001         Vice President of all the DFA Entities. Prior to
Vice President                                                   December 2001, Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                               Since 2004         Vice President of all DFA Entities. Prior to
Vice President                                                   April 2004, institutional client service
Date of Birth: 8/2/68                                            representative of Dimensional.

Gretchen A. Flicker                           Since 2004         Vice President of all DFA Entities. Prior to
Vice President                                                   April 2004, institutional client service
Date of Birth: 6/9/71                                            representative of Dimensional.

Glenn S. Freed                                Since 2001         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Professor and Associate Dean of the Leventhal
Date of Birth: 11/24/61                                          School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.

Henry F. Gray                                 Since 2000         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of DFA Australia Limited. Prior to
Date of Birth: 9/22/67                                           July 2000, Portfolio Manager.

Kamyab Hashemi-Nejad                          Since 1997         Vice President, Controller and Assistant Treasurer
Vice President, Controller and                                   of all the DFA Entities, DFA Australia Limited,
Assistant Treasurer                                              and Dimensional Fund Advisors Ltd. Formerly,
Date of Birth: 1/22/61                                           Assistant Secretary of Dimensional Fund Advisors
                                                                 Ltd..

Christine W. Ho                               Since 2004         Vice President of all DFA Entities. Prior to
Vice President                                                   April 2004, Assistant Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                  Since 2004         Vice President of all DFA Entities. Prior to
Vice President                                                   April 2004, counsel of Dimensional. Formerly, an
Date of Birth: 11/8/73                                           Associate at Gibson, Dunn & Crutcher LLP
                                                                 (September 1997 to August 2001).

Patrick Keating                               Since 2003         Vice President of all the DFA Entities and
Vice President                                                   Dimensional Fund Advisors Canada Inc. Formerly,
Date of Birth: 12/21/54                                          Director, President and Chief Executive Officer,
                                                                 Assante Asset Management, Inc. (October 2000 to
                                                                 December 2002); Director, Assante Capital
                                                                 Management (October 2000 to December 2002);
                                                                 President and Chief Executive Officer, Assante
                                                                 Capital Management (October 2000 to April 2001);
                                                                 Executive Vice President, Assante Corporation
                                                                 (May 2001 to December 2002); Director, Assante
                                                                 Asset Management Ltd. (September 1997 to December
                                                                 2002); President and Chief Executive Officer,
                                                                 Assante Asset Management Ltd. (September 1998 to
                                                                 May 2001); Executive Vice President, Loring Ward
                                                                 (financial services company) (January 1996 to
                                                                 September 1998).

                                              TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND               AND LENGTH OF
        AND ADDRESS                               SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                            Since 2004         Vice President of all the DFA Entities. From
Vice President                                                   April 2001 to April 2004, Portfolio Manager for
Date of Birth: 11/7/71                                           Dimensional. Formerly, a trader at Lincoln Capital
                                                                 Fixed Income Management (formerly Lincoln Capital
                                                                 Management Company).

Heather H. Mathews                            Since 2004         Vice President of all the DFA Entities. Prior to
Vice President                                                   April 2004, Portfolio Manager for Dimensional Fund
Date of Birth: 12/12/69                                          Advisors Inc. Formerly, Graduate Student at Harvard
                                                                 University (August 1998 to June 2000).

David M. New                                  Since 2003         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Client Service Manager of Dimensional. Formerly,
Date of Birth: 2/9/60                                            Director of Research, Wurts and Associates
                                                                 (investment consulting firm) (December 2000 to
                                                                 June 2002); and President, Kobe Investment
                                                                 Research (August 1999 to November 2000).

Catherine L. Newell                         Vice President       Vice President and Secretary of all the DFA
Vice President and Secretary                  since 1997         Entities. Vice President and Assistant Secretary
Date of Birth: 5/7/64                       and Secretary        of DFA Australia Limited (since February 2002,
                                              since 2000         April 1997 and May 2002, respectively). Vice
                                                                 President and Secretary of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003). Director,
                                                                 Dimensional Funds plc (since January 2002).
                                                                 Formerly, Assistant Secretary of all DFA
                                                                 Entities and Dimensional Fund Advisors Ltd.

David A. Plecha                               Since 1993         Vice President of all the DFA Entities, DFA
Vice President                                                   Australia Limited and Dimensional Fund Advisors
Date of Birth: 10/26/61                                          Ltd..

Edwardo A. Repetto                            Since 2002         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Research Associate for Dimensional (June 2000 to
Date of Birth: 1/28/67                                           April 2002). Formerly, Research Scientist
                                                                 (August 1998 to June 2000), California Institute
                                                                 of Technology.

Michael T. Scardina                           Since 1993         Vice President, Chief Financial Officer and
Vice President, Chief Financial Officer                          Treasurer of all the DFA Entities, DFA Australia
and Treasurer                                                    Limited and Dimensional Fund Advisors Ltd., and
Date of Birth: 10/12/55                                          since June 2003, Dimensional Fund Advisors Canada
                                                                 Inc. Director, Dimensional Fund Advisors Ltd.
                                                                 (since February 2002) and Dimensional Funds, plc
                                                                 (January 2002).

David E. Schneider                            Since 2001         Vice President of all the DFA Entities. Prior to
Vice President                                                   2001, Regional Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                             Since 2001         Vice President of all the DFA Entities. Director
Vice President                                                   of Dimensional Fund Advisors Ltd. Formerly, Vice
Santa Monica, CA                                                 President of DFA Australia Limited. Formerly,
Date of Birth: 8/24/54                                           Director of Dimensional Funds plc. Formerly,
                                                                 Managing Principal, Payden & Rygel Investment
                                                                 Counsel (April 1998 to December 2000).

Jeanne C. Sinquefield, Ph.D.*                 Since 1988         Executive Vice President of all the DFA Entities
Executive Vice President                                         and DFA Australia Limited. Vice President
Santa Monica, CA                                                 (formerly, Executive Vice President) of
Date of Birth: 12/2/46                                           Dimensional Fund Advisors Ltd. (since January
                                                                 2003) and Dimensional Fund Advisor Canada Inc.
                                                                 (since June 2003).

Grady M. Smith                                Since 2004         Vice President of all the DFA Entities. Prior to
Vice President                                                   April 2004, Portfolio Manager of Dimensional.
Date of Birth: 5/26/56                                           Formerly, Principal of William M. Mercer,
                                                                 Incorporated (July 1995 to June 2001).

Carl G. Snyder                                Since 2000         Vice President of all the DFA Entities. Prior to
Vice President                                                   July 2000, Portfolio Manager of Dimensional.
Santa Monica, CA                                                 Formerly, Vice President of DFA Australia
Date of Birth: 6/8/63                                            Limited.

Lawrence R. Spieth                            Since 2004         Vice President of all the DFA Entities. Prior to
Vice President                                                   April 2004, institutional client service
Date of Birth: 11/10/47                                          representative of Dimensional.

                                              TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND               AND LENGTH OF
        AND ADDRESS                               SERVICE            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                            Since 2004         Vice President of all the DFA Entities and
Vice President                                                   Dimensional Fund Advisors Canada Inc. (since
Date of Birth: 3/25/73                                           June 2003). Prior to April 2002, Regional Director
                                                                 of Dimensional. Formerly, Vice President and
                                                                 General Manager of Assante Global Advisors (July
                                                                 2000 to April 2002); Vice President of Assante
                                                                 Asset Management Inc. (March 2000 to July 2000);
                                                                 and Private Client Manager at Loring Ward
                                                                 Investment Counsel Ltd. (June 1997 to February
                                                                 2002).

Karen E. Umland                               Since 1997         Vice President of all the DFA Entities, DFA
Vice President                                                   Australia Limited, Dimensional Fund Advisors Ltd.,
Santa Monica, CA                                                 and since June 2003, Dimensional Fund Advisors
Date of Birth: 3/10/66                                           Canada Inc.

Carol W. Wardlaw                              Since 2004         Vice President of all the DFA Entities. Prior to
Vice President                                                   April 2004, institutional client service
Date of Birth: 8/7/58                                            representative of Dimensional.

Weston J. Wellington                          Since 1997         Vice President of all the DFA Entities. Formerly,
Vice President                                                   Vice President of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                             Since 2001         Vice President of all the DFA Entities. Prior to
Vice President                                                   2001, Director of Financial Advisors Services of
Santa Monica, CA                                                 Dimensional. Director of Dimensional Fund Advisors
Date of Birth: 3/3/45                                            Ltd. (since October 2003) and President of
                                                                 Dimensional Fund Advisors Canada Inc. (since
                                                                 June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

================================================================================

                        DIMENSIONAL INVESTMENT GROUP INC.
                   LWAS/DFA U.S. High Book to Market Portfolio
                    LWAS/DFA Two-Year Fixed Income Portfolio
                     LWAS/DFA Two-Year Government Portfolio

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                   LWAS/DFA International High Book to Market
                                    Portfolio


                                  ANNUAL REPORT


                          Year Ended November 30, 2004

================================================================================

                                  ANNUAL REPORT

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
DIMENSIONAL INVESTMENT GROUP INC.
Performance Charts                                                          1
Management's Discussion and Analysis                                        2
Disclosure of Fund Expenses                                                 5
Disclosure of Portfolio Holdings                                            6
Statement of Assets and Liabilities                                         7
Statements of Net Assets                                                    8
Statements of Operations                                                   11
Statements of Changes in Net Assets                                        12
Financial Highlights                                                       13
Notes to Financial Statements                                              16
Report of Independent Registered Certified Public Accounting Firm          21

DFA INVESTMENT DIMENSIONS GROUP INC.
Performance Charts                                                         22
Management's Discussion and Analysis                                       23
Disclosure of Fund Expenses                                                25
Statement of Assets and Liabilities                                        26
Statement of Operations                                                    27
Statements of Changes in Net Assets                                        28
Financial Highlights                                                       29
Notes to Financial Statements                                              30
Report of Independent Registered Certified Public Accounting Firm          33

THE DFA INVESTMENT TRUST COMPANY
Performance Charts                                                         34
Disclosure of Fund Expenses                                                35
Disclosure of Portfolio Holdings                                           36
Schedule of Investments                                                    37
      The U.S. Large Cap Value Series                                      37
Summary Schedule of Portfolio Holdings
      The DFA International Value Series                                   40
Statements of Assets and Liabilities                                       46
Statements of Operations                                                   47
Statements of Changes in Net Assets                                        48
Financial Highlights                                                       49
Notes to Financial Statements                                              51
Report of Independent Registered Certified Public Accounting Firm          56

FUND MANAGEMENT                                                            57

VOTING PROXIES ON FUND PORTFOLIO SECURITIES                                63

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHARTS

[CHART]

LWAS/DFA U.S. HIGH BOOK-TO-MARKET PORTFOLIO VS.
RUSSELL 1000 VALUE INDEX
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               LWAS/DFA U.S. HIGH           RUSSELL 1000
            BOOK-TO-MARKET PORTFOLIO        VALUE INDEX
    6/6/96           $ 10,000                 $ 10,000
   6/30/96           $  9,650                 $  9,954
   7/31/96           $  9,220                 $  9,578
   8/31/96           $  9,579                 $  9,852
   9/30/96           $  9,762                 $ 10,244
  10/31/96           $ 10,074                 $ 10,640
  11/30/96           $ 10,806                 $ 11,412
  12/31/96           $ 10,696                 $ 11,266
   1/31/97           $ 11,072                 $ 11,812
   2/28/97           $ 11,296                 $ 11,986
   3/31/97           $ 10,777                 $ 11,554
   4/30/97           $ 11,124                 $ 12,040
   5/31/97           $ 11,993                 $ 12,713
   6/30/97           $ 12,353                 $ 13,258
   7/31/97           $ 13,594                 $ 14,255
   8/31/97           $ 13,389                 $ 13,747
   9/30/97           $ 14,093                 $ 14,578
  10/31/97           $ 13,373                 $ 14,171
  11/30/97           $ 13,507                 $ 14,797
  12/31/97           $ 13,695                 $ 15,230
   1/31/98           $ 13,877                 $ 15,015
   2/28/98           $ 15,086                 $ 16,025
   3/31/98           $ 15,932                 $ 17,006
   4/30/98           $ 16,018                 $ 17,120
   5/31/98           $ 15,879                 $ 16,867
   6/30/98           $ 15,844                 $ 17,083
   7/31/98           $ 15,284                 $ 16,782
   8/31/98           $ 12,501                 $ 14,285
   9/30/98           $ 13,136                 $ 15,105
  10/31/98           $ 14,204                 $ 16,275
  11/30/98           $ 15,100                 $ 17,034
  12/31/98           $ 15,348                 $ 17,613
   1/31/99           $ 15,641                 $ 17,754
   2/28/99           $ 15,234                 $ 17,503
   3/31/99           $ 15,728                 $ 17,866
   4/30/99           $ 17,391                 $ 19,534
   5/31/99           $ 17,378                 $ 19,320
   6/30/99           $ 17,665                 $ 19,880
   7/31/99           $ 16,927                 $ 19,297
   8/31/99           $ 16,324                 $ 18,581
   9/30/99           $ 15,439                 $ 17,933
  10/31/99           $ 16,032                 $ 18,966
  11/30/99           $ 15,769                 $ 18,818
  12/31/99           $ 16,072                 $ 18,908
 1/31/2000           $ 14,939                 $ 18,292
 2/29/2000           $ 13,596                 $ 16,933
 3/31/2000           $ 15,524                 $ 18,999
 4/30/2000           $ 15,986                 $ 18,778
 5/31/2000           $ 15,947                 $ 18,975
 6/30/2000           $ 14,840                 $ 18,108
 7/31/2000           $ 15,491                 $ 18,335
 8/31/2000           $ 16,394                 $ 19,354
 9/30/2000           $ 16,122                 $ 19,532
10/31/2000           $ 16,764                 $ 20,012
11/30/2000           $ 16,216                 $ 19,270
12/31/2000           $ 17,706                 $ 20,235
 1/31/2001           $ 18,582                 $ 20,312
 2/28/2001           $ 18,566                 $ 19,748
 3/31/2001           $ 18,003                 $ 19,051
 4/30/2001           $ 19,056                 $ 19,984
 5/31/2001           $ 19,615                 $ 20,434
 6/30/2001           $ 19,366                 $ 19,980
 7/31/2001           $ 19,350                 $ 19,938
 8/31/2001           $ 18,485                 $ 19,139
 9/30/2001           $ 16,430                 $ 17,791
10/31/2001           $ 16,413                 $ 17,638
11/30/2001           $ 17,956                 $ 18,663
12/31/2001           $ 18,380                 $ 19,103
 1/31/2002           $ 18,565                 $ 18,956
 2/28/2002           $ 18,807                 $ 18,987
 3/31/2002           $ 19,582                 $ 19,885
 4/30/2002           $ 19,413                 $ 19,203
 5/31/2002           $ 19,526                 $ 19,299
 6/30/2002           $ 18,348                 $ 18,191
 7/31/2002           $ 16,295                 $ 16,499
 8/31/2002           $ 16,556                 $ 16,623
 9/30/2002           $ 14,718                 $ 14,774
10/31/2002           $ 15,298                 $ 15,869
11/30/2002           $ 16,366                 $ 16,869
12/31/2002           $ 15,629                 $ 16,137
 1/31/2003           $ 15,267                 $ 15,746
 2/28/2003           $ 14,809                 $ 15,326
 3/31/2003           $ 14,754                 $ 15,352
 4/30/2003           $ 16,111                 $ 16,703
 5/31/2003           $ 17,181                 $ 17,782
 6/30/2003           $ 17,365                 $ 18,004
 7/31/2003           $ 17,806                 $ 18,273
 8/31/2003           $ 18,438                 $ 18,558
 9/30/2003           $ 18,035                 $ 18,376
10/31/2003           $ 19,227                 $ 19,500
11/30/2003           $ 19,669                 $ 19,766
12/31/2003           $ 21,014                 $ 20,983
 1/31/2004           $ 21,362                 $ 21,352
 2/29/2004           $ 21,903                 $ 21,809
 3/31/2004           $ 21,820                 $ 21,617
 4/30/2004           $ 21,452                 $ 21,090
 5/31/2004           $ 21,568                 $ 21,305
 6/30/2004           $ 22,215                 $ 21,808
 7/31/2004           $ 21,497                 $ 21,500
 8/31/2004           $ 21,497                 $ 21,806
 9/30/2004           $ 22,156                 $ 22,144
10/31/2004           $ 22,409                 $ 22,511
11/30/2004           $ 23,887                 $ 23,650

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                   21.45%    8.66%     10.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE INDEX
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

               LWAS/DFA TWO-YEAR        MERRILL LYNCH 1-3 YEAR
             FIXED INCOME PORTFOLIO   GOVERNMENT/CORPORATE INDEX
    6/6/96           $ 10,000
   6/30/96           $ 10,050                 $ 10,000
   7/31/96           $ 10,090                 $ 10,040
   8/31/96           $ 10,141                 $ 10,075
   9/30/96           $ 10,208                 $ 10,167
  10/31/96           $ 10,309                 $ 10,282
  11/30/96           $ 10,369                 $ 10,361
  12/31/96           $ 10,393                 $ 10,362
   1/31/97           $ 10,445                 $ 10,411
   2/28/97           $ 10,477                 $ 10,436
   3/31/97           $ 10,480                 $ 10,434
   4/30/97           $ 10,553                 $ 10,519
   5/31/97           $ 10,626                 $ 10,592
   6/30/97           $ 10,693                 $ 10,665
   7/31/97           $ 10,767                 $ 10,783
   8/31/97           $ 10,798                 $ 10,794
   9/30/97           $ 10,862                 $ 10,876
  10/31/97           $ 10,926                 $ 10,955
  11/30/97           $ 10,957                 $ 10,982
  12/31/97           $ 11,009                 $ 11,056
   1/31/98           $ 11,075                 $ 11,164
   2/28/98           $ 11,119                 $ 11,175
   3/31/98           $ 11,177                 $ 11,223
   4/30/98           $ 11,222                 $ 11,277
   5/31/98           $ 11,277                 $ 11,339
   6/30/98           $ 11,327                 $ 11,398
   7/31/98           $ 11,383                 $ 11,452
   8/31/98           $ 11,427                 $ 11,586
   9/30/98           $ 11,483                 $ 11,737
  10/31/98           $ 11,529                 $ 11,789
  11/30/98           $ 11,574                 $ 11,777
  12/31/98           $ 11,634                 $ 11,823
   1/31/99           $ 11,681                 $ 11,872
   2/28/99           $ 11,716                 $ 11,821
   3/31/99           $ 11,765                 $ 11,908
   4/30/99           $ 11,812                 $ 11,949
   5/31/99           $ 11,836                 $ 11,942
   6/30/99           $ 11,881                 $ 11,979
   7/31/99           $ 11,905                 $ 12,011
   8/31/99           $ 11,940                 $ 12,043
   9/30/99           $ 12,016                 $ 12,125
  10/31/99           $ 12,052                 $ 12,160
  11/30/99           $ 12,088                 $ 12,186
  12/31/99           $ 12,126                 $ 12,208
 1/31/2000           $ 12,151                 $ 12,206
 2/29/2000           $ 12,224                 $ 12,288
 3/31/2000           $ 12,276                 $ 12,360
 4/30/2000           $ 12,325                 $ 12,389
 5/31/2000           $ 12,362                 $ 12,433
 6/30/2000           $ 12,471                 $ 12,569
 7/31/2000           $ 12,533                 $ 12,654
 8/31/2000           $ 12,621                 $ 12,752
 9/30/2000           $ 12,708                 $ 12,851
10/31/2000           $ 12,772                 $ 12,912
11/30/2000           $ 12,847                 $ 13,038
12/31/2000           $ 12,937                 $ 13,195
 1/31/2001           $ 13,028                 $ 13,371
 2/28/2001           $ 13,080                 $ 13,460
 3/31/2001           $ 13,142                 $ 13,578
 4/30/2001           $ 13,195                 $ 13,616
 5/31/2001           $ 13,248                 $ 13,703
 6/30/2001           $ 13,277                 $ 13,755
 7/31/2001           $ 13,357                 $ 13,923
 8/31/2001           $ 13,422                 $ 14,011
 9/30/2001           $ 13,572                 $ 14,232
10/31/2001           $ 13,692                 $ 14,373
11/30/2001           $ 13,678                 $ 14,336
12/31/2001           $ 13,699                 $ 14,344
 1/31/2002           $ 13,740                 $ 14,374
 2/28/2002           $ 13,807                 $ 14,438
 3/31/2002           $ 13,712                 $ 14,347
 4/30/2002           $ 13,848                 $ 14,505
 5/31/2002           $ 13,929                 $ 14,580
 6/30/2002           $ 14,039                 $ 14,692
 7/31/2002           $ 14,190                 $ 14,847
 8/31/2002           $ 14,245                 $ 14,918
 9/30/2002           $ 14,313                 $ 15,040
10/31/2002           $ 14,369                 $ 15,069
11/30/2002           $ 14,355                 $ 15,064
12/31/2002           $ 14,470                 $ 15,218
 1/31/2003           $ 14,498                 $ 15,239
 2/28/2003           $ 14,555                 $ 15,317
 3/31/2003           $ 14,580                 $ 15,351
 4/30/2003           $ 14,609                 $ 15,404
 5/31/2003           $ 14,666                 $ 15,487
 6/30/2003           $ 14,676                 $ 15,520
 7/31/2003           $ 14,590                 $ 15,427
 8/31/2003           $ 14,604                 $ 15,441
 9/30/2003           $ 14,722                 $ 15,598
10/31/2003           $ 14,665                 $ 15,540
11/30/2003           $ 14,665                 $ 15,541
12/31/2003           $ 14,747                 $ 15,638
 1/31/2004           $ 14,777                 $ 15,678
 2/29/2004           $ 14,821                 $ 15,757
 3/31/2004           $ 14,864                 $ 15,813
 4/30/2004           $ 14,746                 $ 15,660
 5/31/2004           $ 14,701                 $ 15,635
 6/30/2004           $ 14,684                 $ 15,635
 7/31/2004           $ 14,743                 $ 15,704
 8/31/2004           $ 14,832                 $ 15,821
 9/30/2004           $ 14,819                 $ 15,812
10/31/2004           $ 14,849                 $ 15,864
11/30/2004           $ 14,789                 $ 15,788

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                    0.85%    4.11%      4.72%

Past performance is not predictive of future performance.

Daily index data not available at the inception of the fund. Index return is from first full month of fund inception.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government/Corporate Index courtesy of Merrill Lynch.

[CHART]

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH 1-3 YEAR GOVERNMENT
JUNE 6, 1996-NOVEMBER 30, 2004

GROWTH OF $10,000

                       LWAS/DFA TWO-YEAR               MERRILL LYNCH
                      GOVERNMENT PORTFOLIO          1-3 YEAR GOVERNMENT
    6/6/96                  $ 10,000                     $ 10,000
   6/30/96                  $ 10,030                     $ 10,078
   7/31/96                  $ 10,080                     $ 10,117
   8/31/96                  $ 10,110                     $ 10,152
   9/30/96                  $ 10,188                     $ 10,244
  10/31/96                  $ 10,289                     $ 10,359
  11/30/96                  $ 10,360                     $ 10,438
  12/31/96                  $ 10,360                     $ 10,439
   1/31/97                  $ 10,412                     $ 10,488
   2/28/97                  $ 10,443                     $ 10,512
   3/31/97                  $ 10,427                     $ 10,509
   4/30/97                  $ 10,511                     $ 10,594
   5/31/97                  $ 10,574                     $ 10,667
   6/30/97                  $ 10,648                     $ 10,741
   7/31/97                  $ 10,753                     $ 10,858
   8/31/97                  $ 10,775                     $ 10,868
   9/30/97                  $ 10,843                     $ 10,950
  10/31/97                  $ 10,907                     $ 11,031
  11/30/97                  $ 10,938                     $ 11,059
  12/31/97                  $ 10,997                     $ 11,134
   1/31/98                  $ 11,063                     $ 11,241
   2/28/98                  $ 11,108                     $ 11,252
   3/31/98                  $ 11,158                     $ 11,299
   4/30/98                  $ 11,202                     $ 11,352
   5/31/98                  $ 11,257                     $ 11,414
   6/30/98                  $ 11,304                     $ 11,473
   7/31/98                  $ 11,360                     $ 11,527
   8/31/98                  $ 11,404                     $ 11,669
   9/30/98                  $ 11,455                     $ 11,819
  10/31/98                  $ 11,501                     $ 11,876
  11/30/98                  $ 11,546                     $ 11,868
  12/31/98                  $ 11,596                     $ 11,911
   1/31/99                  $ 11,631                     $ 11,959
   2/28/99                  $ 11,677                     $ 11,904
   3/31/99                  $ 11,726                     $ 11,987
   4/30/99                  $ 11,773                     $ 12,027
   5/31/99                  $ 11,785                     $ 12,020
   6/30/99                  $ 11,834                     $ 12,057
   7/31/99                  $ 11,858                     $ 12,091
   8/31/99                  $ 11,882                     $ 12,126
   9/30/99                  $ 11,959                     $ 12,206
  10/31/99                  $ 11,995                     $ 12,240
  11/30/99                  $ 12,031                     $ 12,266
  12/31/99                  $ 12,049                     $ 12,284
 1/31/2000                  $ 12,073                     $ 12,281
 2/29/2000                  $ 12,157                     $ 12,362
 3/31/2000                  $ 12,194                     $ 12,434
 4/30/2000                  $ 12,243                     $ 12,469
 5/31/2000                  $ 12,292                     $ 12,517
 6/30/2000                  $ 12,395                     $ 12,649
 7/31/2000                  $ 12,469                     $ 12,730
 8/31/2000                  $ 12,557                     $ 12,827
 9/30/2000                  $ 12,653                     $ 12,922
10/31/2000                  $ 12,704                     $ 12,997
11/30/2000                  $ 12,780                     $ 13,123
12/31/2000                  $ 12,871                     $ 13,283
 1/31/2001                  $ 12,961                     $ 13,452
 2/28/2001                  $ 13,026                     $ 13,537
 3/31/2001                  $ 13,074                     $ 13,649
 4/30/2001                  $ 13,126                     $ 13,687
 5/31/2001                  $ 13,179                     $ 13,765
 6/30/2001                  $ 13,200                     $ 13,813
 7/31/2001                  $ 13,370                     $ 13,971
 8/31/2001                  $ 13,449                     $ 14,053
 9/30/2001                  $ 13,670                     $ 14,288
10/31/2001                  $ 13,788                     $ 14,431
11/30/2001                  $ 13,775                     $ 14,392
12/31/2001                  $ 13,806                     $ 14,400
 1/31/2002                  $ 13,793                     $ 14,436
 2/28/2002                  $ 13,902                     $ 14,509
 3/31/2002                  $ 13,788                     $ 14,409
 4/30/2002                  $ 13,950                     $ 14,576
 5/31/2002                  $ 14,019                     $ 14,641
 6/30/2002                  $ 14,103                     $ 14,761
 7/31/2002                  $ 14,268                     $ 14,934
 8/31/2002                  $ 14,322                     $ 14,995
 9/30/2002                  $ 14,412                     $ 15,106
10/31/2002                  $ 14,454                     $ 15,149
11/30/2002                  $ 14,426                     $ 15,109
12/31/2002                  $ 14,526                     $ 15,248
 1/31/2003                  $ 14,541                     $ 15,253
 2/28/2003                  $ 14,613                     $ 15,315
 3/31/2003                  $ 14,632                     $ 15,346
 4/30/2003                  $ 14,704                     $ 15,377
 5/31/2003                  $ 14,761                     $ 15,440
 6/30/2003                  $ 14,786                     $ 15,463
 7/31/2003                  $ 14,671                     $ 15,370
 8/31/2003                  $ 14,686                     $ 15,384
 9/30/2003                  $ 14,821                     $ 15,527
10/31/2003                  $ 14,748                     $ 15,468
11/30/2003                  $ 14,734                     $ 15,465
12/31/2003                  $ 14,829                     $ 15,555
 1/31/2004                  $ 14,844                     $ 15,587
 2/29/2004                  $ 14,919                     $ 15,664
 3/31/2004                  $ 14,949                     $ 15,712
 4/30/2004                  $ 14,828                     $ 15,563
 5/31/2004                  $ 14,798                     $ 15,540
 6/30/2004                  $ 14,789                     $ 15,538
 7/31/2004                  $ 14,835                     $ 15,602
 8/31/2004                  $ 14,940                     $ 15,714
 9/30/2004                  $ 14,910                     $ 15,702
10/31/2004                  $ 14,956                     $ 15,750
11/30/2004                  $ 14,895                     $ 15,676

   AVERAGE ANNUAL   ONE     FIVE      FROM
   TOTAL RETURN     YEAR    YEARS   6/6/1996
   -----------------------------------------
                    1.10%    4.36%      4.80%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Merrill Lynch 1-3 Year Government Index courtesy of Merrill Lynch.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                           YEAR ENDED NOVEMBER 30, 2004

     The performance for the U.S. equity market for the year under review was attributable primarily to two factors: the behavior of large company stocks relative to small company stocks and the behavior of growth stocks relative to value stocks. Company size is measured by market capitalization, and "value" classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends, and book values.

     Of the two factors, the growth/value distinction was the more significant during the year ended November 30, 2004: value stocks outperformed growth stocks by a significant margin. Results were also a function of differences in size characteristics, but this effect was less pronounced.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 3000 Value Index                                                  20.00%
Russell 3000 Growth Index                                                  6.24%
CRSP 9-10 Index (micro cap companies)                                     14.99%
Russell 2000 Index (small companies)                                      17.25%
Russell 1000 Index (large companies)                                      12.64%

     When the size sectors are further segmented by value and growth characteristics, the distinction in performance between sectors is more pronounced. The superior performance of small value stocks relative to large growth stocks was particularly strong.

                 % TOTAL RETURN FOR YEAR ENDED NOVEMBER 30, 2004

Russell 2000 Value Index (small value companies)                          23.72%
Russell 2000 Growth Index (small growth companies)                        10.84%
Russell 1000 Value Index (large value companies)                          19.65%
Russell 1000 Growth Index (large growth companies)                         5.83%

----------
Source: Frank Russell Co.; Center for Research in Security Prices, University of Chicago; Standard & Poor's

     Differences in returns for the various Dimensional U.S. equity funds over the year ended November 30, 2004 were attributable primarily to differences in value/growth and size characteristics. Moreover, the portfolio construction approach used by Dimensional Fund Advisors Inc. (the "Advisor") generally results in portfolios with greater emphasis on value or small company characteristics relative to widely-used index benchmarks. As a result, in years when value or small company index benchmarks have outperformed growth or large company index benchmarks, it should not be surprising to find investment strategies with a greater exposure to small company or value characteristics outperform growth and large company benchmarks.

MASTER-FEEDER STRUCTURE

     One of portfolios described below, called "a Feeder Fund," does not buy individual securities directly; instead, the portfolio invests in a corresponding fund called "a Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

DOMESTIC EQUITY PORTFOLIOS' PERFORMANCE OVERVIEW

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA U.S. High Book to Market Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series (the "Master Fund"), that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master

Fund held 212 stocks as of November 30, 2003, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.10% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance principally was determined by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, small company stocks generally outperformed large company stocks, and value stocks generally outperformed growth issues. Total returns were 12.85% for the S&P 500(R) Index, and 19.65% for the Russell 1000 Value Index, for the year ended November 30, 2004. Total return for the LWAS/DFA U.S. High Book to Market Portfolio over this year was 21.45%. Relative to the Russell 1000 Value Index, superior performance of the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics as measured by book-to-market ratio. Stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the Russell 1000 Value Index and average weight allocated to this sector was 39% of the Portfolio compared to 25% of the Index.

FIXED INCOME MARKET REVIEW                          YEAR ENDED NOVEMBER 30, 2004

     For the year ended November 30, 2004, short-term interest rates rose while longer-term rates were little changed. From a peak of 6.5% in 2001, the Federal Reserve had reduced the target rate for federal funds to 1.00% by November 30, 2003. The target rate was raised four times over the subsequent twelve months from 1.00% to 2.00%. The three-month London Interbank Offered Rate ("LIBOR"), a widely-used benchmark of short-term interest rates, rose 124 basis points during the year ended November 30, 2004, while the yield on 10-year U.S. Treasury notes rose only 2 basis points. The shape of the yield curve flattened during the year under review but it remained upwardly-sloped, with yields on long term instruments exceeding yields on short-term instruments.

                                                  11/30/03   11/30/04   CHANGE
                                                  --------   --------   ------
Three-month LIBOR                                     1.17%      2.41%  105.98%
10-Year U.S. Treasury note yield                      4.34%      4.36%    0.46%

----------
Source: The Wall Street Journal

     There is generally an inverse relationship between interest rates and bond prices, such that bond prices fall when interest rates rise. For the year under review, changes in interest rates and bond prices were more pronounced in some parts of the yield curve than others. As a result, total return for fixed income strategies was primarily a function of maturity, with longer maturity instruments providing higher total returns due to higher coupon interest. Intermediate-term instruments outperformed short-term securities but returns were slightly "u-shaped" for shorter term maturities: returns were lower for one-year instruments than for three month or two year instruments. For the year ended November 30, 2004, total returns were 1.22% for three-month U.S. Treasury bills, 0.97% for one-year U.S. Treasury notes, 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index, and 2.55% for the Lehman Intermediate Government Index.

----------
Source: SBBI, Ibbotson & Sinquefield

     The Advisor's fixed income approach is based on a shifting-maturity strategy that identifies the maturity range with the highest risk-adjusted expected return. When the yield curve is flat or inverted, short-term securities are believed to offer the most attractive opportunity on a risk-adjusted basis. When the yield curve is upwardly sloped, maturities are lengthened to achieve higher yields associated with the longer maturities. As yield curves in both the United States and major international bond markets were generally upwardly-sloped during the year under review, the weighted average maturity of the Portfolios generally favored the longer end of their respective maturity ranges.

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

     The LWAS/DFA Two-Year Fixed Income Portfolio seeks to maximize risk-adjusted total returns from a universe of high quality fixed income securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio remained constant at 1.64 years on November 30, 2003 and on November 30, 2004. For the year ended November 30, 2004, total returns were 0.85% for the LWAS/DFA Two-Year Fixed Income Portfolio and 1.59% for the Merrill Lynch 1-3 Year Government/Corporate Index. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 0.80% of the Portfolio's assets. Relative to the Merrill Lynch 1-3 year Government/Corporate Index, underperformance of the Portfolio was due primarily to differences with respect to types of issues and credit quality. Securities with credit ratings less than AA or equivalent are ineligble for purchase by the Portfolio but comprise a portion of the Index. For the year ended November 30, 2004, lower grade bonds generally outperformed high grade bonds, enhancing returns for strategies which included issues of lower credit quality.

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The LWAS/DFA Two-Year Government Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. government securities maturing in two years or less. The investment strategy shifts maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies, and identifies the maturity range for the highest risk-adjusted expected returns. Maturities are shifted if premiums can be documented. Average maturity of the Portfolio decreased slightly from 1.73 years on November 30, 2003, to 1.64 years on November 30, 2004. For the year ended November 30, 2004, total returns were 1.10% for the LWAS/DFA Two-Year Government Portfolio and 1.37% for the Merrill Lynch 1-3 Year Government Index. The Portfolio was essentially fully invested in fixed income securities throughout the year under review: cash equivalents averaged less than 1.00% of the Portfolio's assets. Relative to the Merrill Lynch 1-3 Year Government Index, underperformance of the Portfolio was primarily due to differences in expenses between the Portfolio and the Index. Returns for the Index are not diminshed by management and administrative expenses associated with running a live portfolio.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the Portfolio's expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the Portfolio's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                             BEGINNING     ENDING                  EXPENSES
                                              ACCOUNT      ACCOUNT   ANNUALIZED      PAID
                                               VALUE        VALUE     EXPENSE       DURING
                                              6/1/04      11/30/04     RATIO        PERIOD*
                                             ----------  ----------  ----------   ----------
LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,107.50        0.34%  $     1.79
Hypothetical 5% Return                       $    1,000  $ 1,023.30        0.34%  $     1.72

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,006.00        0.39%  $     1.96
Hypothetical 5% Return                       $    1,000  $ 1,023.05        0.39%  $     1.97

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO
Actual Fund Return                           $    1,000  $ 1,006.50        0.36%  $     1.81
Hypothetical 5% Return                       $    1,000  $ 1,023.20        0.36%  $     1.82

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

Government                                                                 48.3%
Supranational                                                              18.4
Foreign Government                                                         18.3
Corporate                                                                   9.5
Foreign Corporate                                                           5.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

Government                                                                100.0%
                                                                          -----
                                                                          100.0%
                                                                          =====

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
   (4,987,033 Shares, Cost $65,468) at Value+                                      $   92,509
Receivable from Investment Securities Sold                                                  1
Prepaid Expenses and Other Assets                                                           6
                                                                                   ----------
      Total Assets                                                                     92,516
                                                                                   ----------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                     1
   Due to Advisor                                                                           1
Accrued Expenses and Other Liabilities                                                     20
                                                                                   ----------
      Total Liabilities                                                                    22
                                                                                   ----------
NET ASSETS                                                                         $   92,494
                                                                                   ==========
SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 200,000,000)                                                         7,534,524
                                                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                           $    12.28
                                                                                   ==========

----------
  +    See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                                                         FACE
                                                                        AMOUNT               VALUE+
                                                                    ---------------     ---------------
                                                                         (000)
UNITED STATES -- (65.0%)
AGENCY OBLIGATIONS -- (47.6%)
Federal Farm Credit Bank
    2.600%, 09/07/06                                                $         1,700     $     1,683,972
    2.750%, 09/29/06                                                         11,000          10,917,962
Federal Home Loan Bank
    2.875%, 08/15/06                                                          3,300           3,286,028
    2.625%, 10/16/06                                                          6,500           6,433,817
Federal Home Loan Mortgage
  Corporation
    2.750%, 08/15/06                                                          1,000             993,876
    2.750%, 10/15/06                                                          8,000           7,938,256
Federal National Mortgage Association
    3.125%, 07/15/06                                                            300             300,012
    4.375%, 10/15/06                                                          6,700           6,843,373
                                                                                        ---------------
TOTAL AGENCY OBLIGATIONS
   (Cost $38,665,907)                                                                        38,397,296
                                                                                        ---------------
BONDS -- (17.4%)
Bayerische Landesbank
  Medium Term Notes
    2.500%, 04/28/06                                                          2,400           2,360,616
Citigroup, Inc.
    5.750%, 05/10/06                                                          2,200           2,278,065
General Electric Capital Corp.
    2.970%, 07/26/06                                                          2,300           2,291,764
KFW International Finance, Inc.
  Corporate Bonds
    5.250%, 06/28/06                                                          2,000           2,069,570
Toyota Motor Credit Corp.
  Medium Term Note
    3.000%, 06/09/06                                                          2,000           1,985,480
Wal-Mart Stores, Inc. Corporate Bonds
    5.450%, 08/01/06                                                          2,300           2,384,721
Wells Fargo & Co.
    5.900%, 05/21/06                                                            600             624,110
                                                                                        ---------------
TOTAL BONDS
   (Cost $14,090,869)                                                                        13,994,326
                                                                                        ---------------
TOTAL -- UNITED STATES
   (Cost $52,756,776)                                                                        52,391,622
                                                                                        ---------------
SUPRANATIONAL ORGANIZATION
  OBLIGATIONS -- (18.1%)
BONDS -- (18.1%)
European Bank For Reconstruction &
  Development
    5.375%, 06/15/06                                                          2,300           2,378,462
European Investment Bank
    3.000%, 08/15/06                                                          2,300           2,295,513
Inter-American Development Bank
    6.125%, 03/08/06                                                          2,200           2,286,388
International Finance Corp.
    5.250%, 05/02/06                                                          2,900           2,979,596
Nordic Investment Bank
    2.750%, 01/11/06                                                          2,300           2,293,654
World Bank (International Bank for
  Reconstruction & Development)
  Corporate Bonds
    5.000%, 03/28/06                                                $         2,300     $     2,362,562
                                                                                        ---------------
TOTAL -- SUPRANATIONAL
   ORGANIZATION OBLIGATIONS
   (Cost $14,702,527)                                                                        14,596,175
                                                                                        ---------------
CANADA -- (9.9%)
BONDS -- (9.9%)
British Columbia, Province of
    4.625%, 10/03/06                                                          2,300           2,357,113
Canadian Government Corporate Bonds
    6.750%, 08/28/06                                                          2,300           2,440,735
Export Development Corp.
    2.750%, 12/12/05                                                            800             799,836
Ontario, Province of
    6.000%, 02/21/06                                                          2,300           2,379,079
                                                                                        ---------------
TOTAL -- CANADA
   (Cost $8,054,302)                                                                          7,976,763
                                                                                        ---------------
NORWAY -- (3.0%)
BONDS -- (3.0%)
Eksportfinans ASA
    5.750%, 06/06/06
   (Cost $2,397,681)                                                          2,300           2,386,894
                                                                                        ---------------
FINLAND -- (2.6%)
BONDS -- (2.6%)
Republic of Finland
    5.875%, 02/27/06
   (Cost $2,100,174)                                                          2,000           2,072,116
                                                                                        ---------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $480,000 FHLMC
   Notes 4.20%, 10/20/09,
   valued at $482,059) to be
   repurchased at $477,025
   (Cost $477,000)                                                              477             477,000
                                                                                        ---------------
TOTAL INVESTMENTS -- (99.2%)
   (Cost $80,488,460)                                                                        79,900,570
                                                                                        ---------------
OTHER ASSETS AND LIABILITIES -- (0.8%)
Interest Receivable                                                                             710,182
Payable to Advisor                                                                              (10,087)
Other Liabilities in Excess of Other
  Assets                                                                                        (17,074)
                                                                                        ---------------
                                                                                                683,021
                                                                                        ---------------

                                                                                             VALUE+
                                                                                        ---------------
 NET ASSETS -- (100.0%)
  Applicable to 8,143,001
  Outstanding $0.01 Par Value Shares
  (200,000,000 Shares Authorized)                                                       $    80,583,591
                                                                                        ===============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                                            $          9.90
                                                                                        ===============

----------
  +    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                             STATEMENT OF NET ASSETS

                                NOVEMBER 30, 2004

                                           FACE
                                          AMOUNT        VALUE+
                                         ---------   ------------
                                           (000)
AGENCY OBLIGATIONS -- (99.0%)
Federal Farm Credit Bank
     2.600%, 05/19/06                    $  16,000   $ 15,897,840
     2.750%, 09/29/06                       23,240     23,066,676
Federal Home Loan Bank
     1.875%, 06/15/06                       21,000     20,624,520
     2.875%, 08/15/06                        6,000      5,974,596
     2.625%, 10/16/06                        3,650      3,612,836
                                                     ------------
TOTAL AGENCY OBLIGATIONS
   (Cost $69,603,288)                                  69,176,468
                                                     ------------
TEMPORARY CASH
  INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital
   Markets, Inc. 1.88%, 12/01/04
   (Collateralized by $334,000 FHLMC
   Notes 4.20%, 10/20/09,
   valued at $335,433) to be
   repurchased at $331,017
   (Cost $331,000)                             331        331,000
                                                     ------------
TOTAL INVESTMENTS -- (99.5%)
  (Cost $69,934,288)                                   69,507,468
                                                     ------------
OTHER ASSETS AND LIABILITIES -- (0.5%)
Interest Receivable                                  $    372,594
Payable to Advisor                                         (8,821)
Other Liabilities in Excess of Other
  Assets                                                  (17,812)
                                                     ------------
                                                          345,961
                                                     ------------
NET ASSETS -- (100.0%)
  Applicable to 7,109,653
  Outstanding $.01 Par Value Shares
    (200,000,000 Shares Authorized)                  $ 69,853,429
                                                     ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                         $       9.83
                                                     ============

----------
  +    See Note B to Financial Statements.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                              LWAS/DFA
                                                              U.S. HIGH      LWAS/DFA        LWAS/DFA
                                                               BOOK TO       TWO-YEAR        TWO-YEAR
                                                               MARKET      FIXED INCOME     GOVERNMENT
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                            ------------   ------------    ------------
INVESTMENT INCOME
   Income Distributions Received from The DFA Investment
     Trust Company                                          $        908             --              --
   Interest                                                           --   $      1,638    $      1,461
                                                            ------------   ------------    ------------
        Total Investment Income                                      908          1,638           1,461
                                                            ------------   ------------    ------------
EXPENSES
   Investment Advisory Services                                       --            121             110
   Administrative Services                                             8             --              --
   Accounting & Transfer Agent Fees                                    2             42              38
   Shareholder Servicing Fees                                        128             65              59
   Custodian Fees                                                     --              7               6
   Legal Fees                                                          4              6               4
   Audit Fees                                                          1             25              18
   Filing Fees                                                        14             22              18
   Shareholders' Reports                                               8             13               9
   Directors' Fees and Expenses                                        1              1              --
   Other                                                               1              4               2
                                                            ------------   ------------    ------------
        Total Expenses                                               167            306             264
                                                            ------------   ------------    ------------
   NET INVESTMENT INCOME (LOSS)                                      741          1,332           1,197
                                                            ------------   ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold            134           (454)           (393)
   Change in Unrealized Appreciation (Depreciation) of
     Investment Securities                                        15,602           (316)             16
                                                            ------------   ------------    ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                       15,736           (770)           (377)
                                                            ------------   ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $     16,477   $        562    $        820
                                                            ============   ============    ============

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           LWAS/DFA                LWAS/DFA                LWAS/DFA
                                                           U.S. HIGH               TWO-YEAR                TWO-YEAR
                                                        BOOK TO MARKET           FIXED INCOME             GOVERNMENT
                                                           PORTFOLIO               PORTFOLIO               PORTFOLIO
                                                     --------------------    --------------------    --------------------
                                                       YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                                     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                       2004        2003        2004        2003        2004        2003
                                                     --------    --------    --------    --------    --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                      $    741    $    925    $  1,332    $  1,284    $  1,197    $  1,308
   Net Realized Gain (Loss) on Investment
    Securities Sold                                       134      (1,444)       (454)      1,651        (393)      1,836
   Change in Unrealized Appreciation
    (Depreciation) of Investment Securities            15,602      13,126        (316)     (1,238)         16      (1,418)
                                                     --------    --------    --------    --------    --------    --------
   Net Increase (Decrease) in Net Assets
    Resulting from Operations                          16,477      12,607         562       1,697         820       1,726
                                                     --------    --------    --------    --------    --------    --------
Distributions From:
   Net Investment Income                                 (976)       (898)     (1,155)     (1,659)     (1,100)     (1,602)
   Net Short-Term Gains                                    --          --      (1,374)     (1,748)     (1,836)     (2,641)
   Net Long-Term Gains                                     --        (775)       (281)         --          --        (128)
                                                     --------    --------    --------    --------    --------    --------
    Total Distributions                                  (976)     (1,673)     (2,810)     (3,407)     (2,936)     (4,371)
                                                     --------    --------    --------    --------    --------    --------
Capital Share Transactions (1):
   Shares Issued                                       10,202      11,800      19,535      10,837      17,475      29,409
   Shares Issued in Lieu of Cash Distributions            862       1,514       2,433       3,173       2,795       3,652
   Shares Redeemed                                    (10,558)    (19,097)    (12,237)    (21,383)    (33,441)    (30,885)
                                                     --------    --------    --------    --------    --------    --------
   Net Increase (Decrease) from Capital Share
    Transactions                                          506      (5,783)      9,731      (7,373)    (13,171)      2,176
                                                     --------    --------    --------    --------    --------    --------
    Total Increase (Decrease)                          16,007       5,151       7,483      (9,083)    (15,287)       (469)

NET ASSETS
   Beginning of Period                                 76,487      71,336      73,101      82,184      85,140      85,609
                                                     --------    --------    --------    --------    --------    --------
   End of Period                                     $ 92,494    $ 76,487    $ 80,584    $ 73,101    $ 69,853    $ 85,140
                                                     ========    ========    ========    ========    ========    ========

(1)  SHARES ISSUED AND REDEEMED:
      Shares Issued                                       921       1,343       1,941       1,065       1,764       2,905
      Shares Issued in Lieu of Cash Distributions          78         178         245         314         284         363
      Shares Redeemed                                    (943)     (2,200)     (1,229)     (2,097)     (3,342)     (3,048)
                                                     --------    --------    --------    --------    --------    --------
                                                           56        (679)        957        (718)     (1,294)        220
                                                     ========    ========    ========    ========    ========    ========

               See accompanying Notes to the Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                   LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period            $    10.23   $     8.74   $    11.17   $    12.14   $    13.82
                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.10         0.13         0.12         0.25         0.22
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                 2.08         1.59        (0.98)        0.90         0.12
                                                ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations                2.18         1.72        (0.86)        1.15         0.34
                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.13)       (0.12)       (0.13)       (0.25)       (0.21)
   Net Realized Gains                                   --        (0.11)       (1.44)       (1.87)       (1.81)
                                                ----------   ----------   ----------   ----------   ----------
      Total Distributions                            (0.13)       (0.23)       (1.57)       (2.12)       (2.02)
                                                ----------   ----------   ----------   ----------   ----------
Net Assets Value, End of Period                 $    12.28   $    10.23   $     8.74   $    11.17   $    12.14
                                                ==========   ==========   ==========   ==========   ==========
Total Return                                         21.45%       20.18%       (8.86)%      10.74%        2.82%

Net Assets, End of Period (thousands)           $   92,494   $   76,487   $   71,336   $   99,247   $  130,007
Ratio of Expenses to Average Net Assets (1)           0.35%        0.36%        0.36%        0.36%        0.37%
Ratio of Net Investment Income to Average Net
   Assets                                             0.87%        1.39%        1.15%        1.53%        1.92%
Portfolio Turnover Rate                                N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master Fund Series            7%           7%           9%           6%          26%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the respective Master Fund Series.

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                    LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR           YEAR           YEAR           YEAR           YEAR
                                                   ENDED          ENDED          ENDED          ENDED          ENDED
                                                 NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                   2004           2003           2002           2001           2000
                                                ----------     ----------     ----------     ----------     ----------
Net Asset Value, Beginning of Period            $    10.17     $    10.40     $    10.25     $    10.15     $    10.09
                                                ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.16           0.23           0.32           0.47           0.58
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                (0.08)         (0.01)          0.18           0.16           0.03
                                                ----------     ----------     ----------     ----------     ----------
      Total from Investment Operations                0.08           0.22           0.50           0.63           0.61
                                                ----------     ----------     ----------     ----------     ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.14)         (0.22)         (0.35)         (0.53)         (0.55)
   Net Realized Gains                                (0.21)         (0.23)            --             --             --
                                                ----------     ----------     ----------     ----------     ----------
      Total Distributions                            (0.35)         (0.45)         (0.35)         (0.53)         (0.55)
                                                ----------     ----------     ----------     ----------     ----------
Net Assets, End of Period                       $     9.90     $    10.17     $    10.40     $    10.25     $    10.15
                                                ==========     ==========     ==========     ==========     ==========
Total Return                                          0.85%          2.15%          4.95%          6.46%          6.29%

Net Assets, End of Period (thousands)           $   80,584     $   73,101     $   82,184     $  105,656     $  119,602
Ratio of Expenses to Average Net Assets               0.38%          0.37%          0.35%          0.35%          0.34%
Ratio of Net Investment Income to Average Net
   Assets                                             1.65%          1.72%          3.09%          4.63%          5.72%
Portfolio Turnover Rate                                152%           171%           131%            58%            24%

                 See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.

                     LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                 NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                   2004         2003         2002         2001         2000
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Period            $    10.13   $    10.46   $    10.37   $    10.13   $    10.05
                                                ----------   ----------   ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                       0.17         0.16         0.31         0.47         0.58
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                (0.06)        0.06         0.16         0.29         0.03
                                                ----------   ----------   ----------   ----------   ----------
      Total from Investment Operations                0.11         0.22         0.47         0.76         0.61
                                                ----------   ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS
   Net Investment Income                             (0.15)       (0.20)       (0.34)       (0.52)       (0.53)
   Net Realized Gains                                (0.26)       (0.35)       (0.04)          --           --
                                                ----------   ----------   ----------   ----------   ----------
      Total Distributions                            (0.41)       (0.55)       (0.38)       (0.52)       (0.53)
                                                ----------   ----------   ----------   ----------   ----------
Net Asset Value, End of Period                  $     9.83   $    10.13   $    10.46   $    10.37   $    10.13
                                                ==========   ==========   ==========   ==========   ==========
Total Return                                          1.10%        2.11%        4.73%        7.79%        6.23%

Net Assets, End of Period (thousands)           $   69,853   $   85,140   $   85,609   $  108,422   $  122,341
Ratio of Expenses to Average Net Assets               0.36%        0.35%        0.35%        0.34%        0.34%
Ratio of Net Investment Income to Average Net
   Assets                                             1.63%        1.57%        2.88%        4.57%        5.82%
Portfolio Turnover Rate                                142%         216%         165%         113%          90%

                   See accompanying Notes to Financial Statements.

                        DIMENSIONAL INVESTMENT GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of twenty-five portfolios (the "Portfolios"), of which three are presented in this report.

     Effective October 28, 2004, the portfolios changed their names. The LWAS/DFA U.S. High Book to Market Portfolio was formerly known as the AAM/DFA U.S. High Book to Market Portfolio, and the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio were known as the AAM/DFA Two-Year Fixed Income Portfolio and the AAM/DFA Two-Year Government Portfolio, respectively.

     The LWAS/DFA U.S. High Book to Market Portfolio ("Feeder Fund") invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 2% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by the LWAS/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Directors.

     2. REPURCHASE AGREEMENTS: The LWAS/DFA Two-Year Fixed Income Portfolio and the LWAS/DFA Two-Year Government Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses.

     4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the year ended November 30, 2004, the Portfolios' administrative fees or advisory fees, respectively, were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio:

                                                        ADMINISTRATIVE   ADVISORY
                                                             FEES          FEES
                                                        --------------   --------
          LWAS/DFA U.S. High Book to Market Portfolio             0.01%        --
          LWAS/DFA Two-Year Fixed Income Portfolio                  --       0.15%
          LWAS/DFA Two-Year Government Portfolio                    --       0.15%

     In addition, pursuant to a Client Service Agreement with LWI Financial Inc. ("LWIF"), the Portfolios pay to LWIF fees at the following effective annual rates of their average daily net assets for each Portfolio. Prior to October 28, 2004, LWIF was known as Assante Asset Management, Inc.:

          LWAS/DFA U.S. High Book to Market Portfolio                       0.15%
          LWAS/DFA Two-Year Fixed Income Portfolio                          0.08%
          LWAS/DFA Two-Year Government Portfolio                            0.08%

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities as follows:

          LWAS/DFA U.S. High Book to Market Portfolio                    $ 1,428
          LWAS/DFA Two-Year Fixed Income Portfolio                         1,367
          LWAS/DFA Two-Year Government Portfolio                           1,245

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the following portfolios made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                              U.S. GOVERNMENT        OTHER INVESTMENT
                                                 SECURITIES             SECURITIES
                                           ---------------------   --------------------
                                           PURCHASES     SALES     PURCHASES    SALES
                                           ---------   ---------   ---------   --------
LWAS/DFA Two-Year Fixed Income Portfolio   $  79,144   $  78,692   $  50,643   $ 41,490
LWAS/DFA Two-Year Government Portfolio       103,017     116,167          --         --

F.  FEDERAL INCOME TAXES:

     Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Sub-chapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent difference as of November 30, 2004, attributable to a recharacterization of distributions and a return of capital which for tax purposes, is not available to offset future income, was reclassified to the following accounts (amounts in thousands):

                                                                                     INCREASE
                                                 INCREASE                           (DECREASE)
                                                (DECREASE)         INCREASE        UNDISTRIBUTED
                                              ACCUMULATED NET     (DECREASE)      NET INVESTMENT
                                               REALIZED GAIN    PAID-IN CAPITAL       INCOME
                                              ---------------   ---------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio   $            10   $           (41)  $           31
LWAS/DFA Two-Year Fixed Income Portfolio                   (2)               --                2

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                 ORDINARY
                                                  INCOME
                                              AND SHORT-TERM      LONG-TERM     RETURN OF
                                               CAPITAL GAINS    CAPITAL GAINS    CAPITAL     TOTAL
                                              ---------------   -------------   ---------   -------
LWAS/DFA U.S. High Book to Market Portfolio
2004                                          $           935              --   $      41   $   976
2003                                                      898   $         775          --     1,673
LWAS/DFA Two-Year Fixed Income Portfolio
2004                                                    2,531             279          --     2,810
2003                                                    3,407              --          --     3,407
LWAS/DFA Two-Year Government Portfolio
2004                                                    2,936              --          --     2,936
2003                                                    4,243             128          --     4,371

     Short-term capital gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                                TOTAL NET
                                              UNDISTRIBUTED                  UNDISTRIBUTABLE
                                                   NET          CAPITAL         EARNINGS/
                                               INVESTMENT         LOSS        (ACCUMULATED
                                                 INCOME       CARRYFORWARD        LOSS)
                                              -------------   ------------   ---------------
LWAS/DFA U.S. High Book to Market Portfolio              --   $       (359)  $          (359)
LWAS/DFA Two-Year Fixed Income Portfolio      $         415           (454)              (39)
LWAS/DFA Two-Year Government Portfolio                  402           (393)                9

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2004, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                        EXPIRES ON NOVEMBER 30,
                                                        -----------------------
                                                        2011     2012     TOTAL
                                                        -----    -----    -----
LWAS/DFA U.S. High Book to Market Portfolio             $ 359       --    $ 359
LWAS/DFA Two-Year Fixed Income Portfolio                   --    $ 454      454
LWAS/DFA Two-Year Government Portfolio                     --      393      393

     During the year ended November 30, 2004, the Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

           LWAS/DFA U.S. High Book to Market Portfolio    $ 76,000

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, at November 30, 2004 were as follows (amounts in thousands):

                                                                                            NET
                                                                                         UNREALIZED
                                               FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION/
                                              TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                              --------   ------------   ------------   --------------
LWAS/DFA U.S. High Book to Market Portfolio   $ 76,170   $     16,339             --   $       16,339
LWAS/DFA Two-Year Fixed Income Portfolio        80,489             --   $       (588)            (588)
LWAS/DFA Two-Year Government Portfolio          69,933             --           (426)            (426)

G.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolios during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolios with the international custodian bank during the year ended November 30, 2004.

H. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                                                  LWAS/DFA U.S.     LWAS/DFA      LWAS/DFA
                                                                  HIGH BOOK TO      TWO-YEAR      TWO-YEAR
                                                                     MARKET       FIXED INCOME   GOVERNMENT
                                                                   PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                                  -------------   ------------   ----------
Paid-In Capital                                                   $      76,514   $     81,212   $   70,272
Accumulated Net Investment Income (Loss)                                     (1)           414          401
Accumulated Net Realized Gain (Loss)                                    (11,060)          (454)        (393)
Unrealized Appreciation (Depreciation) of Investment Securities          27,041           (588)        (427)
                                                                  -------------   ------------   ----------
Total Net Assets                                                  $      92,494   $     80,584   $   69,853
                                                                  =============   ============   ==========

I.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.

In our opinion, the accompanying statement of assets and liabilities of LWAS/DFA U.S. High Book to Market Portfolio (formerly known as AAM/DFA U.S. High Book to Market Portfolio) and the statements of net assets of LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (formerly known as AAM/DFA Two-Year Fixed Income Portfolio and AAM/DFA Two-Year Government Portfolio, respectively), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA U.S. High Book to Market Portfolio, LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodian and transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                                PERFORMANCE CHART

[CHART]

LWAS/DFA INTERNATIONAL HIGH BOOK-TO-MARKET PORTFOLIO VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

             LWAS/DFA INTERNATIONAL HIGH   MSCI EAFE INDEX
              BOOK-TO-MARKET PORTFOLIO     (NET DIVIDENDS)
  11/30/94             $ 10,000               $ 10,000
  12/31/94             $ 10,062               $ 10,063
   1/31/95             $  9,660               $  9,677
   2/28/95             $  9,633               $  9,649
   3/31/95             $ 10,202               $ 10,251
   4/30/95             $ 10,517               $ 10,636
   5/31/95             $ 10,456               $ 10,510
   6/30/95             $ 10,351               $ 10,325
   7/31/95             $ 10,929               $ 10,968
   8/31/95             $ 10,553               $ 10,550
   9/30/95             $ 10,614               $ 10,756
  10/31/95             $ 10,413               $ 10,466
  11/30/95             $ 10,695               $ 10,757
  12/31/95             $ 11,216               $ 11,191
   1/31/96             $ 11,322               $ 11,237
   2/29/96             $ 11,394               $ 11,275
   3/31/96             $ 11,554               $ 11,515
   4/30/96             $ 12,000               $ 11,850
   5/31/96             $ 11,884               $ 11,632
   6/30/96             $ 11,928               $ 11,697
   7/31/96             $ 11,607               $ 11,356
   8/31/96             $ 11,651               $ 11,381
   9/30/96             $ 11,856               $ 11,683
  10/31/96             $ 11,740               $ 11,564
  11/30/96             $ 12,256               $ 12,024
  12/31/96             $ 12,101               $ 11,869
   1/31/97             $ 11,688               $ 11,454
   2/28/97             $ 11,798               $ 11,642
   3/31/97             $ 11,835               $ 11,684
   4/30/97             $ 11,771               $ 11,746
   5/31/97             $ 12,669               $ 12,510
   6/30/97             $ 13,210               $ 13,199
   7/31/97             $ 13,393               $ 13,413
   8/31/97             $ 12,513               $ 12,411
   9/30/97             $ 12,971               $ 13,106
  10/31/97             $ 12,293               $ 12,100
  11/30/97             $ 11,771               $ 11,976
  12/31/97             $ 11,719               $ 12,081
   1/31/98             $ 12,424               $ 12,633
   2/28/98             $ 13,234               $ 13,444
   3/31/98             $ 13,826               $ 13,858
   4/30/98             $ 13,865               $ 13,967
   5/31/98             $ 13,988               $ 13,899
   6/30/98             $ 13,855               $ 14,004
   7/31/98             $ 14,007               $ 14,146
   8/31/98             $ 12,177               $ 12,393
   9/30/98             $ 11,519               $ 12,014
  10/31/98             $ 12,663               $ 13,266
  11/30/98             $ 13,216               $ 13,945
  12/31/98             $ 13,473               $ 14,496
   1/31/99             $ 13,199               $ 14,452
   2/28/99             $ 12,867               $ 14,108
   3/31/99             $ 13,658               $ 14,697
   4/30/99             $ 14,469               $ 15,292
   5/31/99             $ 13,737               $ 14,504
   6/30/99             $ 14,353               $ 15,070
   7/31/99             $ 14,861               $ 15,518
   8/31/99             $ 15,008               $ 15,575
   9/30/99             $ 15,057               $ 15,732
  10/31/99             $ 14,990               $ 16,314
  11/30/99             $ 14,940               $ 16,881
  12/31/99             $ 15,680               $ 18,396
 1/31/2000             $ 14,471               $ 17,228
 2/29/2000             $ 14,102               $ 17,692
 3/31/2000             $ 14,880               $ 18,378
 4/30/2000             $ 14,490               $ 17,411
 5/31/2000             $ 14,767               $ 16,987
 6/30/2000             $ 15,792               $ 17,651
 7/31/2000             $ 15,280               $ 16,911
 8/31/2000             $ 15,413               $ 17,058
 9/30/2000             $ 14,961               $ 16,228
10/31/2000             $ 14,849               $ 15,845
11/30/2000             $ 14,828               $ 15,250
12/31/2000             $ 15,656               $ 15,792
 1/31/2001             $ 15,679               $ 15,784
 2/28/2001             $ 15,203               $ 14,600
 3/31/2001             $ 14,272               $ 13,626
 4/30/2001             $ 15,017               $ 14,573
 5/31/2001             $ 14,902               $ 14,059
 6/30/2001             $ 14,623               $ 13,484
 7/31/2001             $ 14,320               $ 13,238
 8/31/2001             $ 14,518               $ 12,904
 9/30/2001             $ 12,668               $ 11,596
10/31/2001             $ 12,738               $ 11,893
11/30/2001             $ 13,203               $ 12,332
12/31/2001             $ 13,257               $ 12,405
 1/31/2002             $ 12,972               $ 11,746
 2/28/2002             $ 13,115               $ 11,828
 3/31/2002             $ 13,931               $ 12,468
 4/30/2002             $ 14,397               $ 12,551
 5/31/2002             $ 14,877               $ 12,710
 6/30/2002             $ 14,462               $ 12,204
 7/31/2002             $ 12,972               $ 11,000
 8/31/2002             $ 12,959               $ 10,974
 9/30/2002             $ 11,418               $  9,796
10/31/2002             $ 11,741               $ 10,322
11/30/2002             $ 12,440               $ 10,790
12/31/2002             $ 12,129               $ 10,428
 1/31/2003             $ 11,725               $  9,993
 2/28/2003             $ 11,482               $  9,764
 3/31/2003             $ 11,213               $  9,573
 4/30/2003             $ 12,439               $ 10,512
 5/31/2003             $ 13,370               $ 11,149
 6/30/2003             $ 13,801               $ 11,419
 7/31/2003             $ 14,421               $ 11,695
 8/31/2003             $ 14,799               $ 11,977
 9/30/2003             $ 15,351               $ 12,346
10/31/2003             $ 16,564               $ 13,115
11/30/2003             $ 16,914               $ 13,407
12/31/2003             $ 18,178               $ 14,454
 1/31/2004             $ 18,647               $ 14,658
 2/29/2004             $ 19,198               $ 14,997
 3/31/2004             $ 19,501               $ 15,081
 4/30/2004             $ 18,909               $ 14,740
 5/31/2004             $ 19,088               $ 14,790
 6/30/2004             $ 19,874               $ 15,114
 7/31/2004             $ 19,136               $ 14,623
 8/31/2004             $ 19,386               $ 14,688
 9/30/2004             $ 19,998               $ 15,072
10/31/2004             $ 20,768               $ 15,586
11/30/2004             $ 22,309               $ 16,651

   AVERAGE ANNUAL    ONE         FIVE         TEN
   TOTAL RETURN     YEAR         YEARS       YEARS
   -----------------------------------------------
                   31.89%         8.35%       8.35%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW                  YEAR ENDED NOVEMBER 30, 2004

     International equity markets had generally positive returns for the year under review. When expressed in local currencies, prices rose in all of the largest country constituents of the MSCI EAFE Index. Net returns were enhanced considerably by appreciation in the euro, Japanese yen, Swiss franc, British pound, Australian dollar and Swedish krona relative to the U.S. dollar. The overall effect of currency exchange rate changes was a material improvement in returns for U.S. dollar-based investors: total return for the MSCI EAFE Index (net dividends) was 13.08% in local currency and 24.19% in U.S dollars.

                   % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                           LOCAL
                                                          CURRENCY   U.S. DOLLAR
TEN LARGEST DEVELOPED MARKETS                              RETURN      RETURN
------------------------------                            --------   -----------
United Kingdom (net dividends)                               12.03%        24.51%
Japan (net dividends)                                        10.69%        17.86%
France                                                       12.62%        24.86%
Switzerland                                                   5.03%        19.32%
Germany                                                      11.22%        23.29%
Netherlands                                                   6.65%        18.21%
Australia                                                    28.04%        37.29%
Italy                                                        17.28%        30.03%
Spain                                                        23.45%        36.88%
Sweden                                                       29.85%        45.79%

Gross returns unless otherwise noted.

----------
Source: Morgan Stanley Capital International

     Mirroring the U.S. experience, large company growth stocks were the poorest-performing asset class in international markets, while small company stocks had the best relative results.

         % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004 (U.S. DOLLARS)

MSCI EAFE Small Cap Index (net dividends)                                 32.17%
Citigroup Extended Market Index EPAC (small companies)                    30.10%
MSCI EAFE Value Index (net dividends)                                     29.32%
MSCI EAFE Index (net dividends)                                           24.19%
MSCI EAFE Growth Index (net dividends)                                    19.07%

     Returns in emerging markets were higher, on average, than in developed country markets, although results varied widely among individual countries. For the year under review, total returns were 25.32% for the MSCI Emerging Markets Free Index (net dividends), and 24.19% for the MSCI EAFE Index (net dividends).

                % TOTAL RETURNS FOR YEAR ENDED NOVEMBER 30, 2004

                                                                        TOTAL
                                                                       RETURNS
COUNTRY                                                                (U.S. $)
-------                                                                --------
Brazil                                                                    34.91%
Argentina                                                                 25.55%
Thailand                                                                   2.99%
Chile                                                                     31.00%
Indonesia                                                                 49.70%
Hungary                                                                   84.84%
Israel                                                                    14.51%
Poland                                                                    63.81%
Taiwan                                                                     7.55%
Mexico                                                                    43.28%
Malaysia                                                                  17.71%
Philippines                                                               38.36%
Turkey                                                                    57.65%
South Korea                                                               26.73%

----------
Source: DataStream International

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

     The LWAS/DFA International High Book to Market Portfolio ("the Portfolio") seeks to capture the returns of international large company value stocks by purchasing shares of the Master Fund that invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to large cap value stocks, but does not attempt to track closely a specific equity index. The Master Fund held 600 stocks in 21 developed-country markets, as of November 30, 2004, and essentially was fully invested in equities throughout the year: cash equivalents averaged less than 1.00% of the Master Fund's assets.

     As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in international equity markets, rather than the behavior of a limited number of stocks. For the year ended November 30, 2004, value stocks outperformed growth stocks in international markets, mirroring a trend observed in the United States. Total returns were 24.19% for the MSCI EAFE Index (net dividends), 19.07% for the MSCI EAFE Growth Index (net dividends), and 29.32% for the MSCI EAFE Value Index (net dividends). Total return for the LWAS/DFA International High Book to Market Portfolio over this year was 31.89%. Relative to the MSCI EAFE Value Index (net dividends) superior performance for the Portfolio was primarily due to greater exposure to stocks with more pronounced value characteristics (measured by book-to-market ratio). International large stocks falling in the top quartile when ranked by book-to-market ratio outperformed other stocks in the MSCI EAFE Value Index (net dividends) and average weight allocated to this sector was 67% for the Portfolio compared to 31% for the Index.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A Portfolio's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in a Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by a shareholder who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your Portfolio under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case - because the return used is not the Portfolio's actual return - the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE

                                                          BEGINNING     ENDING                  EXPENSES
                                                           ACCOUNT      ACCOUNT    ANNUALIZED     PAID
                                                            VALUE        VALUE      EXPENSE      DURING
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO        6/1/04     11/30/04       RATIO      PERIOD*
----------------------------------------------------      ---------   ----------   ----------   --------
Actual Fund Return                                         $ 1,000    $ 1,168.70      0.52%      $ 2.82
Hypothetical 5% Return                                     $ 1,000    $ 1,022.40      0.52%      $ 2.63

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
   (8,131,006 Shares, Cost $71,291) at Value+                                         $    130,421
Receivable for Investment Securities Sold                                                        4
Prepaid Expenses and Other Assets                                                                8
                                                                                      ------------
      Total Assets                                                                         130,433
                                                                                      ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed                                                                          4
   Due to Advisor                                                                                1
Accrued Expenses and Other Liabilities                                                          31
                                                                                      ------------
      Total Liabilities                                                                         36
                                                                                      ------------
NET ASSETS                                                                            $    130,397
                                                                                      ============

SHARES OUTSTANDING $.01 PAR VALUE
   (Authorized 100,000,000)                                                              8,187,922
                                                                                      ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                              $      15.93
                                                                                      ============

NET ASSETS CONSIST OF:
Paid-in Capital                                                                       $     73,892
Accumulated Net Investment Income (Loss)                                                        (1)
Accumulated Net Realized Gain (Loss)                                                        (2,624)
Unrealized Appreciation (Depreciation) from Investment Securities                           59,130
                                                                                      ------------
      Total Net Assets                                                                $    130,397
                                                                                      ============

----------
  +  See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                             STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Income Distributions Received from The DFA Investment Trust Company                $      2,486
                                                                                      ------------
EXPENSES
   Administrative Services                                                                      12
   Accounting & Transfer Agent Fees                                                              5
   Shareholder Servicing Fees                                                                  223
   Legal Fees                                                                                    4
   Audit Fees                                                                                    1
   Filing Fees                                                                                  12
   Shareholders' Reports                                                                        23
   Directors' Fees and Expenses                                                                  1
                                                                                      ------------
          Total Expenses                                                                       281
                                                                                      ------------
   NET INVESTMENT INCOME (LOSS)                                                              2,205
                                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
   Net Realized Gain (Loss) on Investment Securities Sold                                    3,085
   Change in Unrealized Appreciation (Depreciation) of Investment Securities                27,548
                                                                                      ------------
   NET GAIN (LOSS) ON INVESTMENT SECURITIES                                                 30,633
                                                                                      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       $     32,838
                                                                                      ============

               See accompanying Notes to the Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                  YEAR          YEAR
                                                                                 ENDED         ENDED
                                                                                NOV. 30,      NOV. 30,
                                                                                  2004          2003
                                                                               ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                $    2,205    $    2,004
   Capital Gain Distributions Received from The DFA Investment Trust Company           --            92
   Net Realized Gain (Loss) on Investment Securities Sold                           3,085          (352)
   Change in Unrealized Appreciation (Depreciation) of Investment Securities       27,548        27,670
                                                                               ----------    ----------
          Net Increase (Decrease) in Net Assets Resulting from Operations          32,838        29,414
                                                                               ----------    ----------
Distributions From:
   Net Investment Income                                                           (4,270)       (2,111)
   Net Short-Term Gains                                                                (9)           --
   Net Long-Term Gains                                                                (77)       (1,176)
                                                                               ----------    ----------
          Total Distributions                                                      (4,356)       (3,287)
                                                                               ----------    ----------
Capital Share Transactions (1):
   Shares Issued                                                                   10,358        12,389
   Shares Issued in Lieu of Cash Distributions                                      4,125         3,287
   Shares Redeemed                                                                (22,510)      (21,001)
                                                                               ----------    ----------
          Net Increase (Decrease) from Capital Share Transactions                  (8,027)       (5,325)
                                                                               ----------    ----------
          Total Increase (Decrease)                                                20,455        20,802

NET ASSETS
   Beginning of Period                                                            109,942        89,140
                                                                               ----------    ----------
   End of Period                                                               $  130,397    $  109,942
                                                                               ==========    ==========

(1) SHARES ISSUED AND REDEEMED:
      Shares Issued                                                                   748         1,255
      Shares Issued in Lieu of Cash Distributions                                     311           366
      Shares Redeemed                                                              (1,631)       (2,133)
                                                                               ----------    ----------
                                                                                     (572)         (512)
                                                                               ==========    ==========

               See accompanying Notes to the Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                 NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                   2004          2003          2002          2001          2000
                                                 ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period             $   12.55     $    9.61     $   11.35     $   14.47     $   15.29
                                                 ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                        0.27          0.24          0.30          0.32          0.30
  Net Gains (Losses) on Securities (Realized
    and Unrealized)                                   3.63          3.07         (0.90)        (1.68)        (0.39)
                                                 ---------     ---------     ---------     ---------     ---------
    Total from Investment Operations                  3.90          3.31         (0.60)        (1.36)        (0.09)
                                                 ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
  Net Investment Income                              (0.51)        (0.24)        (0.34)        (0.33)        (0.32)
  Net Realized Gains                                 (0.01)        (0.13)        (0.80)        (1.43)        (0.41)
                                                 ---------     ---------     ---------     ---------     ---------
    Total Distributions                              (0.52)        (0.37)        (1.14)        (1.76)        (0.73)
                                                 ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of Period                   $   15.93     $   12.55     $    9.61     $   11.35     $   14.47
                                                 =========     =========     =========     =========     =========
Total Return                                         31.89%        35.96%        (5.76)%       10.97%        (0.75)%

Net Assets, End of Period (thousands)            $ 130,397     $ 109,942     $  89,140     $ 141,058     $ 209,123
Ratio of Expenses to Average Net Assets (1)           0.52%         0.55%         0.54%         0.52%         0.52%
Ratio of Net Investment Income to Average Net
  Assets                                              1.88%         2.20%         2.15%         2.14%         1.85%
Portfolio Turnover Rate                                N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series           15%           14%           18%            6%            9%

----------
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series. N/A Refer to the Master Fund Series.

                 See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                          NOTES TO FINANCIAL STATEMENTS

A.  ORGANIZATION:

     DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of thirty-six portfolios, of which the LWAS/DFA International High Book to Market Portfolio ("Portfolio") is presented in this report. Prior to October 28, 2004, the Portfolio was known as AAM/DFA International High Book to Market Portfolio.

     The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At November 30, 2004, the Portfolio owned 5% of the outstanding shares of the Series.

     The financial statements of the Series are included elsewhere in this report and should be read in conjunction with these financial statements.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

     2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2004, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,967.

     3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

     The Series may be subject to taxes imposed by countries in which its invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended November 30, 2004, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of the Portfolio's average daily net assets.

     In addition, pursuant to a Client Service Agreement with LWIF Financial Inc. ("LWIF"), the Portfolio pays to LWIF a fee at the effective annual rate of
0.19 of 1% of its average daily net assets. Prior to October 28, 2004, LWIF was known as Assante Asset Management, Inc.

     Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D.  FEDERAL INCOME TAXES:

     The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to a recharacterization of distributions, was reclassified to the following accounts (amounts in thousands):

                                                          INCREASE
                                      INCREASE           (DECREASE)
                   INCREASE          (DECREASE)        UNDISTRIBUTED
                  (DECREASE)         ACCUMULATED       NET INVESTMENT
                PAID-IN CAPITAL   NET REALIZED GAINS       INCOME
                ---------------   ------------------   --------------
                             --   $              (76)  $           76

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                     ORDINARY
                                      INCOME
                                  AND SHORT-TERM      LONG-TERM
                                   CAPITAL GAINS     CAPITAL GAIN       TOTAL
                                  ---------------   ---------------   ----------
2004                              $         4,267   $            89   $    4,356
2003                                        2,111             1,176        3,287

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                          TOTAL NET
                  UNDISTRIBUTED                         DISTRIBUTABLE
                       NET           UNDISTRIBUTED        EARNINGS
                   INVESTMENT          LONG-TERM        (ACCUMULATED
                     INCOME          CAPITAL GAINS         LOSSES)
                ---------------   ------------------   --------------
                             --   $            2,732   $       2,732

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio, at November 30, 2004 were as follows (amount in thousands):

                                                              NET
                                                           UNREALIZED
                 FEDERAL     UNREALIZED    UNREALIZED     APPRECIATION/
                TAX COST    APPRECIATION  DEPRECIATION   (DEPRECIATION)
                ----------  ------------  ------------   --------------
                $   76,646  $     53,775            --   $       53,775

E.  LINE OF CREDIT:

     The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Portfolio during the year ended November 30, 2004.

     The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 2004.

F.  CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of LWAS/DFA International High Book to Market Portfolio (formerly known as AAM/DFA International High Book to Market Portfolio) (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                          DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHARTS

[CHART]

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                            THE U.S. LARGE CAP VALUE SERIES     RUSSELL 1000 VALUE INDEX
  11/30/94                            $    10,000                       $    10,000
  12/31/94                            $    10,121                       $    10,115
   1/31/95                            $    10,354                       $    10,427
   2/28/95                            $    10,940                       $    10,838
   3/31/95                            $    11,107                       $    11,076
   4/30/95                            $    11,514                       $    11,426
   5/31/95                            $    12,114                       $    11,907
   6/30/95                            $    12,379                       $    12,069
   7/31/95                            $    12,921                       $    12,489
   8/31/95                            $    13,310                       $    12,665
   9/30/95                            $    13,770                       $    13,123
  10/31/95                            $    13,205                       $    12,993
  11/30/95                            $    13,927                       $    13,652
  12/31/95                            $    14,027                       $    13,995
   1/31/96                            $    14,425                       $    14,431
   2/29/96                            $    14,640                       $    14,541
   3/31/96                            $    15,150                       $    14,788
   4/30/96                            $    15,398                       $    14,844
   5/31/96                            $    15,659                       $    15,030
   6/30/96                            $    15,203                       $    15,042
   7/31/96                            $    14,528                       $    14,473
   8/31/96                            $    15,105                       $    14,887
   9/30/96                            $    15,407                       $    15,480
  10/31/96                            $    15,911                       $    16,079
  11/30/96                            $    17,058                       $    17,245
  12/31/96                            $    16,891                       $    17,024
   1/31/97                            $    17,495                       $    17,850
   2/28/97                            $    17,843                       $    18,112
   3/31/97                            $    17,026                       $    17,460
   4/30/97                            $    17,586                       $    18,193
   5/31/97                            $    18,951                       $    19,210
   6/30/97                            $    19,535                       $    20,034
   7/31/97                            $    21,492                       $    21,541
   8/31/97                            $    21,176                       $    20,774
   9/30/97                            $    22,292                       $    22,029
  10/31/97                            $    21,151                       $    21,414
  11/30/97                            $    21,375                       $    22,361
  12/31/97                            $    21,674                       $    23,014
   1/31/98                            $    21,962                       $    22,689
   2/28/98                            $    23,882                       $    24,216
   3/31/98                            $    25,222                       $    25,698
   4/30/98                            $    25,360                       $    25,871
   5/31/98                            $    25,147                       $    25,488
   6/30/98                            $    25,087                       $    25,814
   7/31/98                            $    24,217                       $    25,360
   8/31/98                            $    19,809                       $    21,586
   9/30/98                            $    20,813                       $    22,825
  10/31/98                            $    22,514                       $    24,594
  11/30/98                            $    23,923                       $    25,740
  12/31/98                            $    24,320                       $    26,615
   1/31/99                            $    24,792                       $    26,828
   2/28/99                            $    24,155                       $    26,450
   3/31/99                            $    24,935                       $    26,997
   4/30/99                            $    27,588                       $    29,519
   5/31/99                            $    27,561                       $    29,194
   6/30/99                            $    28,021                       $    30,041
   7/31/99                            $    26,861                       $    29,161
   8/31/99                            $    25,897                       $    28,079
   9/30/99                            $    24,506                       $    27,099
  10/31/99                            $    25,445                       $    28,660
  11/30/99                            $    25,030                       $    28,436
  12/31/99                            $    25,515                       $    28,573
 1/31/2000                            $    23,727                       $    27,641
 2/29/2000                            $    21,594                       $    25,588
 3/31/2000                            $    24,654                       $    28,709
 4/30/2000                            $    25,396                       $    28,376
 5/31/2000                            $    25,345                       $    28,674
 6/30/2000                            $    23,583                       $    27,364
 7/31/2000                            $    24,626                       $    27,706
 8/31/2000                            $    26,066                       $    29,246
 9/30/2000                            $    25,642                       $    29,515
10/31/2000                            $    26,654                       $    30,241
11/30/2000                            $    25,799                       $    29,119
12/31/2000                            $    28,180                       $    30,578
 1/31/2001                            $    29,566                       $    30,694
 2/28/2001                            $    29,546                       $    29,841
 3/31/2001                            $    28,645                       $    28,788
 4/30/2001                            $    30,349                       $    30,198
 5/31/2001                            $    31,232                       $    30,878
 6/30/2001                            $    30,851                       $    30,192
 7/31/2001                            $    30,811                       $    30,129
 8/31/2001                            $    29,452                       $    28,921
 9/30/2001                            $    26,177                       $    26,885
10/31/2001                            $    26,156                       $    26,654
11/30/2001                            $    28,625                       $    28,202
12/31/2001                            $    29,298                       $    28,868
 1/31/2002                            $    29,614                       $    28,645
 2/28/2002                            $    29,991                       $    28,691
 3/31/2002                            $    31,238                       $    30,048
 4/30/2002                            $    30,960                       $    29,018
 5/31/2002                            $    31,158                       $    29,163
 6/30/2002                            $    29,267                       $    27,489
 7/31/2002                            $    26,013                       $    24,932
 8/31/2002                            $    26,431                       $    25,119
 9/30/2002                            $    23,503                       $    22,326
10/31/2002                            $    24,424                       $    23,980
11/30/2002                            $    26,146                       $    25,491
12/31/2002                            $    24,972                       $    24,385
 1/31/2003                            $    24,388                       $    23,795
 2/28/2003                            $    23,683                       $    23,159
 3/31/2003                            $    23,572                       $    23,199
 4/30/2003                            $    25,754                       $    25,240
 5/31/2003                            $    27,472                       $    26,871
 6/30/2003                            $    27,766                       $    27,207
 7/31/2003                            $    28,477                       $    27,612
 8/31/2003                            $    29,491                       $    28,043
 9/30/2003                            $    28,842                       $    27,768
10/31/2003                            $    30,775                       $    29,467
11/30/2003                            $    31,465                       $    29,868
12/31/2003                            $    33,626                       $    31,708
 1/31/2004                            $    34,199                       $    32,266
 2/29/2004                            $    35,080                       $    32,957
 3/31/2004                            $    34,938                       $    32,667
 4/30/2004                            $    34,364                       $    31,870
 5/31/2004                            $    34,549                       $    32,195
 6/30/2004                            $    35,593                       $    32,954
 7/31/2004                            $    34,441                       $    32,490
 8/31/2004                            $    34,441                       $    32,951
 9/30/2004                            $    35,498                       $    33,462
10/31/2004                            $    35,932                       $    34,017
11/30/2004                            $    38,285                       $    35,739

   AVERAGE ANNUAL               ONE     FIVE    TEN
   TOTAL RETURN                YEAR    YEARS   YEARS
   -------------------------   -----   -----   -----
                               21.68%   8.88%  14.37%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell 1000 Value Index is courtesy of Russell Analytic Services.

[CHART]

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI EAFE INDEX (NET DIVIDENDS)
NOVEMBER 30, 1994-NOVEMBER 30, 2004

GROWTH OF $10,000

                           THE DFA INTERNATIONAL VALUE SERIES  MSCI EAFE INDEX (NET DIVIDENDS)
  11/30/94                            $    10,000                       $    10,000
  12/31/94                            $    10,059                       $    10,063
   1/31/95                            $     9,661                       $     9,676
   2/28/95                            $     9,640                       $     9,648
   3/31/95                            $    10,210                       $    10,250
   4/30/95                            $    10,529                       $    10,636
   5/31/95                            $    10,469                       $    10,509
   6/30/95                            $    10,360                       $    10,324
   7/31/95                            $    10,943                       $    10,967
   8/31/95                            $    10,571                       $    10,549
   9/30/95                            $    10,634                       $    10,755
  10/31/95                            $    10,432                       $    10,466
  11/30/95                            $    10,719                       $    10,757
  12/31/95                            $    11,239                       $    11,190
   1/31/96                            $    11,352                       $    11,236
   2/29/96                            $    11,423                       $    11,274
   3/31/96                            $    11,583                       $    11,514
   4/30/96                            $    12,035                       $    11,849
   5/31/96                            $    11,922                       $    11,630
   6/30/96                            $    11,964                       $    11,696
   7/31/96                            $    11,644                       $    11,354
   8/31/96                            $    11,695                       $    11,379
   9/30/96                            $    11,901                       $    11,681
  10/31/96                            $    11,787                       $    11,562
  11/30/96                            $    12,311                       $    12,022
  12/31/96                            $    12,150                       $    11,867
   1/31/97                            $    11,744                       $    11,452
   2/28/97                            $    11,851                       $    11,639
   3/31/97                            $    11,895                       $    11,681
   4/30/97                            $    11,831                       $    11,743
   5/31/97                            $    12,729                       $    12,507
   6/30/97                            $    13,281                       $    13,197
   7/31/97                            $    13,464                       $    13,411
   8/31/97                            $    12,581                       $    12,409
   9/30/97                            $    13,044                       $    13,104
  10/31/97                            $    12,360                       $    12,097
  11/30/97                            $    11,838                       $    11,974
  12/31/97                            $    11,790                       $    12,078
   1/31/98                            $    12,502                       $    12,630
   2/28/98                            $    13,324                       $    13,441
   3/31/98                            $    13,913                       $    13,855
   4/30/98                            $    13,956                       $    13,964
   5/31/98                            $    14,087                       $    13,897
   6/30/98                            $    13,950                       $    14,002
   7/31/98                            $    14,105                       $    14,144
   8/31/98                            $    12,260                       $    12,392
   9/30/98                            $    11,601                       $    12,012
  10/31/98                            $    12,756                       $    13,264
  11/30/98                            $    13,316                       $    13,943
  12/31/98                            $    13,576                       $    14,493
   1/31/99                            $    13,307                       $    14,451
   2/28/99                            $    12,970                       $    14,106
   3/31/99                            $    13,769                       $    14,695
   4/30/99                            $    14,587                       $    15,290
   5/31/99                            $    13,848                       $    14,503
   6/30/99                            $    14,472                       $    15,068
   7/31/99                            $    14,995                       $    15,516
   8/31/99                            $    15,141                       $    15,573
   9/30/99                            $    15,196                       $    15,730
  10/31/99                            $    15,128                       $    16,319
  11/30/99                            $    15,081                       $    16,886
  12/31/99                            $    15,826                       $    18,401
 1/31/2000                            $    14,607                       $    17,232
 2/29/2000                            $    14,242                       $    17,696
 3/31/2000                            $    15,032                       $    18,382
 4/30/2000                            $    14,641                       $    17,415
 5/31/2000                            $    14,923                       $    16,989
 6/30/2000                            $    15,963                       $    17,654
 7/31/2000                            $    15,444                       $    16,914
 8/31/2000                            $    15,580                       $    17,060
 9/30/2000                            $    15,130                       $    16,230
10/31/2000                            $    15,018                       $    15,846
11/30/2000                            $    15,006                       $    15,252
12/31/2000                            $    15,838                       $    15,794
 1/31/2001                            $    15,864                       $    15,786
 2/28/2001                            $    15,386                       $    14,603
 3/31/2001                            $    14,448                       $    13,629
 4/30/2001                            $    15,209                       $    14,576
 5/31/2001                            $    15,094                       $    14,062
 6/30/2001                            $    14,807                       $    13,487
 7/31/2001                            $    14,506                       $    13,241
 8/31/2001                            $    14,715                       $    12,906
 9/30/2001                            $    12,839                       $    11,599
10/31/2001                            $    12,917                       $    11,896
11/30/2001                            $    13,390                       $    12,334
12/31/2001                            $    13,445                       $    12,408
 1/31/2002                            $    13,153                       $    11,748
 2/28/2002                            $    13,299                       $    11,831
 3/31/2002                            $    14,134                       $    12,471
 4/30/2002                            $    14,612                       $    12,553
 5/31/2002                            $    15,103                       $    12,712
 6/30/2002                            $    14,679                       $    12,206
 7/31/2002                            $    13,177                       $    11,001
 8/31/2002                            $    13,164                       $    10,976
 9/30/2002                            $    11,599                       $     9,798
10/31/2002                            $    11,936                       $    10,324
11/30/2002                            $    12,650                       $    10,793
12/31/2002                            $    12,329                       $    10,430
 1/31/2003                            $    11,922                       $     9,994
 2/28/2003                            $    11,677                       $     9,765
 3/31/2003                            $    11,401                       $     9,573
 4/30/2003                            $    12,652                       $    10,511
 5/31/2003                            $    13,605                       $    11,148
 6/30/2003                            $    14,045                       $    11,418
 7/31/2003                            $    14,679                       $    11,694
 8/31/2003                            $    15,065                       $    11,977
 9/30/2003                            $    15,642                       $    12,346
10/31/2003                            $    16,876                       $    13,115
11/30/2003                            $    17,237                       $    13,407
12/31/2003                            $    18,530                       $    14,454
 1/31/2004                            $    19,005                       $    14,659
 2/29/2004                            $    19,577                       $    14,997
 3/31/2004                            $    19,882                       $    15,081
 4/30/2004                            $    19,282                       $    14,740
 5/31/2004                            $    19,478                       $    14,790
 6/30/2004                            $    20,282                       $    15,114
 7/31/2004                            $    19,534                       $    14,623
 8/31/2004                            $    19,788                       $    14,688
 9/30/2004                            $    20,421                       $    15,072
10/31/2004                            $    21,202                       $    15,586
11/30/2004                            $    22,779                       $    16,650

   AVERAGE ANNUAL               ONE     FIVE    TEN
   TOTAL RETURN                YEAR    YEARS   YEARS
   -------------------------   -----   -----   -----
                               32.15%   8.60%   8.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI EAFE Index (net dividends) courtesy of Morgan Stanley Capital
International.

                           DISCLOSURE OF FUND EXPENSES

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrates your fund's costs in two ways.

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000=7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case -- because the return used is not the fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholders reports of other funds.

     Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs (if any). The "Annualized Expense Ratio" represents the actual expenses for the six month period indicated and may be different from the expense ratio in the Financial Highlights which is for the year ended November 30, 2004.

                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLES

                                             BEGINNING      ENDING                   EXPENSES
                                              ACCOUNT       ACCOUNT    ANNUALIZED      PAID
                                               VALUE         VALUE      EXPENSE       DURING
                                              6/01/04      11/30/04      RATIO        PERIOD*
                                             ----------   ----------   ----------    --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return                           $ 1,000.00   $ 1,112.30         0.18%   $   0.95
Hypothetical 5% Return                       $ 1,000.00   $ 1,024.10         0.18%   $   0.91

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return                           $ 1,000.00   $ 1,232.70         0.74%   $   4.13
Hypothetical 5% Return                       $ 1,000.00   $ 1,021.30         0.74%   $   3.74

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                                   (UNAUDITED)

     The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters starting after July 9, 2004. For The DFA Investment Trust Company, this would be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its first Form N-Q with the SEC on October 27, 2004. It is available upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

     The SEC has also amended certain regulations to permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

     The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual report to shareholders. It will be available, upon request, without charge, by calling collect (310) 395-8005 or by mailing a request to: Dimensional Fund Advisors, Inc., 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, or by visiting the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

     The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                         THE U.S. LARGE CAP VALUE SERIES

Consumer Discretionary                                                     30.2%
Financials                                                                 25.4
Industrials                                                                 9.4
Energy                                                                      8.3
Materials                                                                   6.8
Information Technology                                                      5.8
Health Care                                                                 5.2
Consumer Staples                                                            4.8
Telecommunication Services                                                  3.6
Utilities                                                                   0.5
                                                                          -----
                                                                          100.0%
                                                                          =====

                       THE DFA INTERNATIONAL VALUE SERIES

Financials                                                                 36.5%
Consumer Discretionary                                                     17.0
Materials                                                                  13.7
Industrials                                                                12.2
Telecommunication Service                                                   5.6
Consumer Staples                                                            4.5
Utilities                                                                   3.5
Energy                                                                      3.3
Health Care                                                                 2.0
Information Technology                                                      1.7
                                                                          -----
                                                                          100.0%
                                                                          =====

                         THE U.S. LARGE CAP VALUE SERIES

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 2004

                                             SHARES           VALUE+
                                             ------           ------
COMMON STOCKS -- (88.7%)
 * 3Com Corp.                              1,041,900   $   4,626,036
 # A.G. Edwards, Inc.                        199,100       7,784,810
 * Advanced Micro Devices, Inc.              504,800      10,742,144
   Aetna, Inc.                               539,626      63,951,077
 * AGCO Corp.                                225,100       4,904,929
 * Agere Systems, Inc. Class A                 8,652          11,853
 * Agere Systems, Inc. Class B               212,364         288,815
 # Albertson's, Inc.                         538,100      13,613,930
 * Allegheny Corp.                            17,934       5,067,610
   Alliant Energy Corp.                      212,900       5,807,912
*# Allied Waste Industries, Inc.             809,800       7,361,082
 * Allmerica Financial Corp.                 129,700       4,221,735
   Allstate Corp.                          1,791,600      90,475,800
   AMBAC Financial Group, Inc.                23,200       1,886,856
   Amerada Hess Corp.                        249,532      22,170,918
   American Financial Group, Inc.            177,400       5,584,552
 # American Greetings Corp. Class A          177,600       4,727,712
   American National Insurance Co.            57,800       5,875,370
*# American Tower Corp.                      336,000       6,091,680
 * AmeriCredit Corp.                         395,300       8,277,582
 # AmerisourceBergen Corp.                   308,900      18,206,566
   Anadarko Petroleum Corp.                  677,078      47,124,629
 * Andrew Corp.                              414,900       5,891,580
   Apache Corp.                              129,990       7,027,259
 * Applied Micro Circuits Corp.              213,200         784,576
   Archer-Daniels-Midland Co.              2,475,260      52,475,512
 * Arrow Electronics, Inc.                   308,200       7,560,146
   Ashland, Inc.                             297,600      17,603,040
 # Astoria Financial Corp.                    40,500       1,680,750
   AT&T Corp.                              2,176,380      39,827,754
 * AutoNation, Inc.                        2,057,600      38,106,752
 * Avnet, Inc.                               322,600       5,935,840
   AVX Corp.                                 183,300       2,307,747
   Bank of Hawaii Corp.                      327,500      15,900,125
 * Barnes & Noble, Inc.                       22,200         601,176
 # Bausch & Lomb, Inc.                         5,800         341,504
   Bear Stearns Companies, Inc.              373,770      36,472,477
   Belo Corp. Class A                        324,200       8,176,324
*# Big Lots, Inc.                            253,500       2,940,600
 # Blockbuster, Inc. Class A                  83,900         711,472
 # Borders Group, Inc.                        34,000         774,520
   BorgWarner, Inc.                          201,600      10,092,096
 # Bowater, Inc.                             168,400       6,821,884
   Burlington Northern Santa Fe Corp.      1,283,000      57,786,320
 * Caesars Entertainment, Inc.               845,900      15,902,920
 * Cavco Industries, Inc.                     11,450         461,435
   Cendant Corp.                             311,800       7,068,506
 * CheckFree Corp.                            56,200       2,082,210
   Chubb Corp.                               428,000      32,617,880
 * CIENA Corp.                               164,600         419,730
   Cincinnati Financial Corp.                579,159      25,946,323
   Circuit City Stores, Inc.                 531,900       8,292,321
   Clear Channel Communications, Inc.      1,630,866      54,927,567
*# CNA Financial Corp.                       677,200      17,681,692
   Coca-Cola Enterprises, Inc.             1,785,400      37,136,320
 * Comcast Corp. Class A                   2,806,066      84,294,223
 * Comcast Corp. Special Class A
     Non-Voting                              927,100   $  27,488,515
   Commerce Group, Inc.                       93,100       5,529,209
   Commercial Federal Corp.                   98,900       2,880,957
 * Compuware Corp.                           956,430       5,518,601
 * Comverse Technology, Inc.                 111,500       2,371,605
   ConocoPhillips                            220,400      20,054,196
   Corn Products International, Inc.          93,200       5,071,944
 * Corning, Inc.                             998,300      12,558,614
   Countrywide Financial Corp.             1,639,998      54,464,334
 * COX Communications, Inc.                1,521,400      52,746,938
*# Crown Castle International Corp.          468,900       7,915,032
   CSX Corp.                                 577,800      22,031,514
   Cummins, Inc.                              33,200       2,643,384
   Curtiss-Wright Corp. Class B               27,130       1,582,222
   Dana Corp.                                510,700       8,349,945
*# Delta Air Lines, Inc.                     402,500       2,805,425
 # Diamond Offshore Drilling, Inc.           313,641      11,748,992
   Dillards, Inc. Class A                    247,800       6,239,604
 # Disney (Walt) Co.                         906,600      24,369,408
 # Eastman Chemical Co.                      108,200       5,883,916
   Electronic Data Systems Corp.           1,070,800      24,039,460
   Federated Department Stores, Inc.         618,200      33,877,360
   First American Corp.                      257,900       8,497,805
   First Citizens BancShares, Inc.            10,300       1,401,470
   Florida East Coast Industries, Inc.        68,139       2,906,128
   Foot Locker, Inc.                         175,000       4,546,500
 # Ford Motor Co.                          4,711,800      66,813,324
 * Fox Entertainment Group, Inc.
     Class A                                  21,900         643,860
 * GameStop Corp. Class B                      9,432         200,147
 # General Motors Corp.                    1,524,800      58,842,032
   Georgia-Pacific Corp.                     684,200      25,048,562
*# Goodyear Tire & Rubber Co.                203,900       2,573,218
   Hartford Financial Services Group,
     Inc.                                    793,800      50,803,200
 # Hearst-Argyle Television, Inc.            238,600       6,132,020
   Helmerich & Payne, Inc.                   146,800       4,790,084
   Hewlett-Packard Co.                     1,407,700      28,154,000
   Hibernia Corp.                            274,500       7,938,540
   Hollinger International, Inc. Class A     257,600       4,824,848
   Horton (D.R.), Inc.                       818,872      28,832,483
 * Human Genome Sciences, Inc.                23,900         262,900
 * Humana, Inc.                              618,900      15,361,098
*# IAC/InterActiveCorp                     1,773,700      43,792,653
   IKON Office Solutions, Inc.               329,600       3,717,888
   Independence Community Bank
     Corp.                                   100,300       4,260,744
 * Ingram Micro, Inc.                        386,900       7,443,956
 * Instinet Group, Inc.                       15,200          91,048
   International Paper Co.                 1,215,775      50,478,978
   Intersil Corp.                            407,000       6,552,700
 * Invitrogen Corp.                          124,900       7,556,450
   Janus Capital Group, Inc.                 587,900       9,729,745
 * JDS Uniphase Corp.                      1,095,700       3,473,369
   JPMorgan Chase & Co.                    2,244,400      84,501,660
 # Kerr-McGee Corp.                          431,426      26,847,640

                                             SHARES           VALUE+
                                             ------           ------
 # KeyCorp                                   941,600   $  31,345,864
 # Kraft Foods, Inc.                         312,800      10,697,760
 * LaBranche & Co., Inc.                      19,700         157,797
   LaFarge North America, Inc.               257,500      12,913,625
 * Laidlaw International, Inc.                17,400         328,860
   Lear Corp.                                160,900       9,332,200
   Lehman Brothers Holdings, Inc.            227,800      19,085,084
*# Level 3 Communications, Inc.              195,500         674,475
 * Liberty Media Corp. Class A             7,339,100      75,812,903
 * Liberty Media International, Inc.
     Class A                                 313,805      13,512,443
   Lincoln National Corp.                    468,500      21,560,370
   Loews Corp.                               636,800      44,518,688
 # Louisiana-Pacific Corp.                   295,100       7,221,097
 * LSI Logic Corp.                         1,056,200       5,587,298
   Lubrizol Corp.                            182,000       6,288,100
*# Lucent Technologies, Inc.               1,193,800       4,691,634
 # Lyondell Chemical Co.                     447,200      12,548,432
   Marathon Oil Corp.                        961,450      37,919,588
 # May Department Stores Co.                 446,600      12,558,392
   MBIA, Inc.                                398,050      23,867,078
   McKesson Corp.                            653,300      19,305,015
   MeadWestavco Corp.                        758,431      25,521,203
 * Medco Health Solutions, Inc.              690,100      26,030,572
   MetLife, Inc.                           2,041,200      79,606,800
 * Metro-Goldwyn-Mayer, Inc.                 288,500       3,415,840
   MGIC Investment Corp.                     116,900       7,949,200
*# MGM MIRAGE                                390,100      22,742,830
*# Micron Technology, Inc.                 1,663,300      18,429,364
*# Millennium Pharmaceuticals, Inc.          545,800       6,887,996
   Nationwide Financial Services, Inc.       145,900       5,482,922
 # New York Community Bancorp Inc.            63,200       1,250,096
   Norfolk Southern Corp.                  1,537,600      52,785,808
   Northrop Grumman Corp.                  1,018,042      57,346,306
 # Nucor Corp.                                30,000       1,587,000
   Occidental Petroleum Corp.                650,800      39,184,668
 # Odyssey Re Holdings Corp.                  50,500       1,219,575
   OfficeMax, Inc.                           213,400       6,459,618
   Old Republic International Corp.          501,412      12,530,286
   Overseas Shipholding Group, Inc.           86,500       5,682,185
 * Owens-Illinois, Inc.                      314,400       6,577,248
*# PacifiCare Health Systems, Inc.           243,400      11,780,560
   Peabody Energy Corp.                       54,600       4,531,800
   Penney (J.C.) Co., Inc.                 1,120,000      43,232,000
   PepsiAmericas, Inc.                       192,000       4,053,120
 # Phelps Dodge Corp.                        287,085      27,884,566
   PMI Group, Inc.                           246,300      10,142,634
   Pogo Producing Co.                        159,700       8,064,850
 * Pride International, Inc.                 366,700       7,172,652
   Principal Financial Group, Inc.           846,200      31,884,816
   Protective Life Corp.                     177,500       7,428,375
*# Providian Financial Corp.                 483,100       7,753,755
   Prudential Financial, Inc.                496,300      24,293,885
 # Pulte Homes, Inc.                         248,400      13,726,584
   Questar Corp.                             251,000      12,753,310
 * Qwest Communications International,
     Inc.                                  2,000,600       8,002,400
   Radian Group, Inc.                        245,200      12,566,500
 * Radio One, Inc.                            55,000         763,400
   Raytheon Co.                            1,311,300      52,897,842
 # Reinsurance Group of America, Inc.        149,600       6,944,432
 # Reynolds American, Inc.                   251,326   $  19,007,785
 * Rite Aid Corp.                            969,800       3,559,166
 # Ryder System, Inc.                        275,400      14,772,456
   Safeco Corp.                              486,400      23,575,808
   Saks, Inc.                                743,200      10,337,912
 * Sanmina-SCI Corp.                       1,410,100      12,451,183
   SBC Communications, Inc.                  430,200      10,828,134
 # Sears, Roebuck & Co.                      552,600      28,751,778
 * Service Corp. International               311,600       2,199,896
 * Smithfield Foods, Inc.                    157,600       4,578,280
 * Smurfit-Stone Container Corp.             669,626      12,026,483
 * Solectron Corp.                         1,155,300       7,220,625
   Sovereign Bancorp, Inc.                   781,020      17,065,287
   Sprint Corp.                            2,161,500      49,303,815
   StanCorp Financial Group, Inc.             54,200       4,284,510
   Starwood Hotels & Resorts Worldwide,
     Inc.                                    573,500      29,988,315
   Steelcase, Inc. Class A                    49,000         651,700
 * Sun Microsystems, Inc.                  2,143,700      11,897,535
 # Sunoco, Inc.                              298,800      24,668,928
   Supervalu, Inc.                           565,200      17,854,668
 * Tech Data Corp.                           169,000       7,670,910
   Telephone & Data Systems, Inc.            152,000      11,780,000
 * Tellabs, Inc.                           1,124,800       9,617,040
   Temple-Inland, Inc.                       131,300       7,824,167
 * Tenet Healthcare Corp.                  1,285,500      13,947,675
   Textron, Inc.                             123,000       8,932,260
 * The DIRECTV Group, Inc.                   481,937       7,706,173
   The St. Paul Travelers Companies,
     Inc.                                  1,418,426      51,744,180
 * Thomas & Betts Corp.                       46,900       1,483,916
 # Tidewater, Inc.                           147,000       4,987,710
 * Time Warner, Inc.                       8,350,880     147,894,085
   Torchmark Corp.                           127,200       6,984,552
*# Toys R Us, Inc.                           819,300      15,845,262
   Transatlantic Holdings, Inc.                9,400         548,396
 * Triad Hospitals, Inc.                     197,000       7,227,930
   Tribune Co.                               656,900      28,489,753
   Tyson Foods, Inc. Class A                 912,556      14,956,793
   Union Pacific Corp.                       824,200      52,287,248
   UnionBanCal Corp.                          86,600       5,354,478
 * Unisys Corp.                              113,200       1,300,668
 * United States Cellular Corp.              131,000       5,796,750
 # Unitrin, Inc.                             223,800      10,661,832
   UnumProvident Corp.                       913,089      14,216,796
   Valero Energy Corp.                       686,800      32,135,372
   Valhi, Inc.                               158,500       2,458,335
*# VeriSign, Inc.                            166,300       5,471,270
 # Viacom, Inc. Class B                    4,105,100     142,446,970
*# Vishay Intertechnology, Inc.              401,316       5,863,227
 * Vitesse Semiconductor, Inc.                 2,800           9,128
*# Watson Pharmaceuticals, Inc.              289,900       8,421,595
 * WebMD Corp.                                25,800         187,050
   Weis Markets, Inc.                         20,800         798,720
   Wesco Financial Corp.                      13,540       5,216,285
 # Weyerhaeuser Co.                          665,400      43,916,400
 # Worthington Industries, Inc.              133,200       2,865,132
*# Xerox Corp.                                75,000       1,149,000
                                                       -------------
TOTAL COMMON STOCKS
   (Cost $3,052,795,344)                               3,892,359,427
                                                       -------------

                                                                                                         FACE
                                                                                                        AMOUNT         VALUE+
                                                                                                      ---------   ---------------
                                                                                                        (000)
TEMPORARY CASH INVESTMENTS -- (11.3%)
   Repurchase Agreement, Merrill Lynch Triparty Repo 1.94%, 12/01/04 (Collateralized by $462,830,000
     U.S. Treasury Note 4.75%, 05/15/14, valued at $478,981,949) to be repurchased at $469,615,320
     (Cost $469,590,014)^                                                                             $ 469,590   $   469,590,014
   Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04 (Collateralized by $24,286,000
     FHLMC Notes 4.20%, 10/20/09, valued at $24,390,187) to be repurchased at $24,137,260
     (Cost $24,136,000)                                                                                  24,136        24,136,000
                                                                                                                  ---------------
TOTAL TEMPORARY CASH INVESTMENTS
   (Cost $493,726,014)                                                                                                493,726,014
                                                                                                                  ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,546,521,358)                                                                                          $ 4,386,085,441
                                                                                                                  ===============

----------
 +   See Note B to Financial Statements.
 *   Non-Income Producing Securities.
 #   Total or Partial Securities on Loan.
 ^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                     SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                                NOVEMBER 30, 2004

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
UNITED KINGDOM -- (17.9%)
COMMON STOCKS -- (17.9%)
  Associated British Foods P.L.C.                                               990,462  $    14,152,962               0.5%
  Aviva P.L.C.                                                                2,630,567       29,114,963               1.0%
  BAA P.L.C.                                                                  1,614,239       17,953,811               0.6%
  British Land Co. P.L.C.                                                       870,090       13,610,932               0.5%
  Hilton Group P.L.C.                                                         2,673,589       13,199,650               0.5%
* MM02 P.L.C.                                                                 8,760,348       19,150,459               0.7%
* Rolls Royce Group P.L.C.                                                    2,749,448       13,820,270               0.5%
  Sainsbury (J.) P.L.C.                                                       2,629,334       13,111,209               0.5%
  Vodafone Group P.L.C.                                                      36,676,526       99,621,935               3.6%
  Other Securities                                                                           303,928,339              10.8%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $395,622,398)                                                                        537,664,530              19.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* British Pound Sterling
  (Cost $218,213)                                                                                222,049               0.0%
                                                                                         ---------------   ---------------
TOTAL -- UNITED KINGDOM
  (Cost $395,840,611)                                                                        537,886,579              19.2%
                                                                                         ---------------   ---------------
JAPAN -- (15.6%)
COMMON STOCKS -- (15.4%)
  Fuji Photo Film Co., Ltd.                                                     563,000       19,770,970               0.7%
  Hitachi, Ltd.                                                               3,891,000       24,995,057               0.9%
  Matsushita Electric Industrial Co., Ltd.                                    2,684,135       39,847,476               1.4%
  Millea Holdings, Inc.                                                           1,870       26,342,329               0.9%
  Mitsui Marine & Fire Insurance Co., Ltd.                                    1,564,000       13,746,639               0.5%
  Other Securities                                                                           340,119,509              12.1%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $443,108,095)                                                                        464,821,980              16.5%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Japanese Yen
  (Cost $6,276,971)                                                                            6,275,105               0.2%
                                                                                         ---------------   ---------------
TOTAL -- JAPAN
  (Cost $449,385,066)                                                                        471,097,085              16.7%
                                                                                         ---------------   ---------------
FRANCE -- (10.8%)
COMMON STOCKS -- (10.8%)
  AXA                                                                         1,670,413       39,122,585               1.4%
  BNP Paribas SA                                                                902,415       62,745,944               2.3%
  Compagnie de Saint-Gobain                                                     348,170       19,808,301               0.7%
  LaFarge SA                                                                    139,696       13,122,402               0.5%
  Peugeot SA                                                                    238,144       14,551,758               0.5%
  Renault SA                                                                    207,598       16,996,011               0.6%
  Schneider SA                                                                  209,919       14,594,986               0.5%
  Societe Generale Paris                                                        293,528       28,347,570               1.0%
  Suez (ex Suez Lyonnaise des Eaux)                                             701,284       16,488,080               0.6%
  Other Securities                                                                           100,287,777               3.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $220,711,106)                                                                        326,065,414              11.6%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $28,587)                                                                                  20,804               0.0%
                                                                                         ---------------   ---------------
TOTAL -- FRANCE
  (Cost $220,739,693)                                                                        326,086,218              11.6%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
GERMANY -- (7.1%)
COMMON STOCKS -- (7.1%)
  BASF AG                                                                       386,050  $    26,064,201               0.9%
  Bayer AG                                                                      498,853       15,829,617               0.6%
  Bayerische Vereinsbank AG                                                     573,132       12,777,641               0.5%
  DaimlerChrysler AG                                                          1,037,459       46,429,283               1.7%
  Deutsche Bank AG                                                              589,811       49,954,035               1.8%
  Other Securities                                                                            64,079,117               2.3%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $180,557,681)                                                                        215,133,894               7.8%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $70,225)                                                                                  29,737               0.0%
                                                                                         ---------------   ---------------
TOTAL -- GERMANY
  (Cost $180,627,906)                                                                        215,163,631               7.8%
                                                                                         ---------------   ---------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
  Cie Financiere Richemont AG Series A                                        1,251,000       38,073,212               1.4%
* Credit Swisse Group                                                           806,195       31,473,228               1.1%
* Swiss Life AG                                                                 132,137       17,356,050               0.6%
* Syngenta AG                                                                   165,100       17,492,792               0.6%
* Zurich Financial SVCS AG                                                      152,206       23,419,596               0.8%
  Other Securities                                                                            86,865,436               3.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $148,683,401)                                                                        214,680,314               7.7%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                       90,582               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SWITZERLAND
  (Cost $148,683,401)                                                                        214,770,896               7.7%
                                                                                         ---------------   ---------------
AUSTRALIA -- (6.4%)
COMMON STOCKS -- (6.2%)
  Commonwealth Bank of Australia                                              1,251,077       30,387,664               1.1%
  National Australia Bank, Ltd.                                               1,252,892       27,239,746               1.0%
  Other Securities                                                                           128,906,112               4.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $123,337,406)                                                                        186,533,522               6.7%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.2%)
* Australian Dollar
  (Cost $6,108,819)                                                                            6,012,695               0.2%
                                                                                         ---------------   ---------------
TOTAL -- AUSTRALIA
  (Cost $129,446,225)                                                                        192,546,217               6.9%
                                                                                         ---------------   ---------------
SPAIN -- (4.9%)
COMMON STOCKS -- (4.9%)
# Banco Santander Central Hispanoamerica SA                                   2,754,687       33,045,586               1.2%
  Endesa SA, Madrid                                                           1,136,646       24,487,412               0.9%
  Iberdrola SA                                                                  535,000       12,597,452               0.4%
  Repsol SA                                                                   1,289,224       31,413,737               1.1%
  Other Securities                                                                            46,757,650               1.7%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $99,497,069)                                                                         148,301,837               5.3%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                              $        22,232               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SPAIN
  (Cost $99,497,069)                                                                         148,324,069               5.3%
                                                                                         ---------------   ---------------
NETHERLANDS -- (4.2%)
COMMON STOCKS -- (4.2%)
  Aegon NV                                                                    1,335,528       16,512,414               0.6%
  ING Groep NV                                                                1,856,950       50,968,074               1.8%
  Koninklijke Philips Electronics NV                                            780,482       20,113,730               0.7%
  Other Securities                                                                            40,134,680               1.4%
                                                                                         ---------------   ---------------
TOTAL -- NETHERLANDS
  (Cost $89,713,830)                                                                         127,728,898               4.5%
                                                                                         ---------------   ---------------
SWEDEN -- (3.7%)
COMMON STOCKS -- (3.6%)
  Nordic Baltic Holdings AB                                                   1,843,100       18,092,336               0.6%
  Volvo AB Series B                                                             443,400       18,072,158               0.6%
  Other Securities                                                                            70,923,989               2.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $70,971,563)                                                                         107,088,483               3.7%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.1%)
* Swedish Krona
  (Cost $3,705,806)                                                                            3,698,511               0.1%
                                                                                         ---------------   ---------------
TOTAL -- SWEDEN
  (Cost $74,677,369)                                                                         110,786,994               3.8%
                                                                                         ---------------   ---------------
HONG KONG -- (3.2%)
COMMON STOCKS -- (3.2%)
  Cheung Kong Holdings, Ltd.                                                  1,648,000       15,846,285               0.6%
  Hutchison Whampoa, Ltd.                                                     2,319,000       20,660,149               0.7%
  Wharf Holdings, Ltd.                                                        3,619,214       12,871,190               0.5%
  Other Securities                                                                            45,447,257               1.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $77,052,663)                                                                          94,824,881               3.4%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Hong Kong Dollars
  (Cost $203,299)                                                                                203,239               0.0%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                       13,292               0.0%
                                                                                         ---------------   ---------------
TOTAL -- HONG KONG
  (Cost $77,255,962)                                                                          95,041,412               3.4%
                                                                                         ---------------   ---------------
ITALY -- (2.5%)
COMMON STOCKS -- (2.5%)
  Other Securities
  (Cost $69,926,723)                                                                          75,625,475               2.7%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                        8,224               0.0%
                                                                                         ---------------   ---------------
TOTAL -- ITALY
  (Cost $69,926,723)                                                                          75,633,699               2.7%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
IRELAND -- (1.6%)
COMMON STOCKS -- (1.6%)
  CRH P.L.C.                                                                    545,646  $    13,761,010               0.5%
* Elan Corp. P.L.C.                                                             690,634       17,993,169               0.6%
  Other Securities                                                                            15,559,419               0.6%
                                                                                         ---------------   ---------------
TOTAL -- IRELAND
  (Cost $26,709,697)                                                                          47,313,598               1.7%
                                                                                         ---------------   ---------------
FINLAND -- (1.5%)
COMMON STOCKS -- (1.5%)
  Other Securities                                                                            43,767,679               1.6%
                                                                                         ---------------   ---------------
TOTAL -- FINLAND
  (Cost $31,526,494)                                                                          43,767,679               1.6%
                                                                                         ---------------   ---------------
BELGIUM -- (1.4%)
COMMON STOCKS -- (1.4%)
  Other Securities                                                                            41,848,156               1.5%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $26,690,265)                                                                          41,848,156               1.5%
                                                                                         ---------------   ---------------
RIGHTS/WARRANTS -- (0.0%)
  Other Securities
  (Cost $0)                                                                                          265               0.0%
                                                                                         ---------------   ---------------
TOTAL -- BELGIUM
  (Cost $26,690,265)                                                                          41,848,421               1.5%
                                                                                         ---------------   ---------------
DENMARK -- (1.2%)
COMMON STOCKS -- (1.2%)
  Other Securities                                                                            37,530,005               1.3%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,184,424)                                                                          37,530,005               1.3%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Danish Krone
  (Cost $506)                                                                                        527               0.0%
                                                                                         ---------------   ---------------
TOTAL -- DENMARK
  (Cost $23,184,930)                                                                          37,530,532               1.3%
                                                                                         ---------------   ---------------
SINGAPORE -- (1.1%)
COMMON STOCKS -- (1.1%)
  Other Securities                                                                            33,311,690               1.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $26,461,854)                                                                          33,311,690               1.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Singapore Dollars
  (Cost $1,126,620)                                                                            1,127,329               0.0%
                                                                                         ---------------   ---------------
TOTAL -- SINGAPORE
  (Cost $27,588,474)                                                                          34,439,019               1.2%
                                                                                         ---------------   ---------------
NORWAY -- (1.1%)
COMMON STOCKS -- (1.1%)
  Norsk Hydro ASA                                                               200,940       16,466,917               0.6%
  Other Securities                                                                            15,599,842               0.6%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $23,217,193)                                                                          32,066,759               1.2%
                                                                                         ---------------   ---------------

                                                                                                             PERCENTAGE
                                                                                 SHARES           VALUE+   OF NET ASSETS**
                                                                                 ------           ------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* Norwegian Krone
  (Cost $525,947)                                                                        $       524,680               0.0%
                                                                                         ---------------   ---------------
TOTAL -- NORWAY
  (Cost $23,743,140)                                                                          32,591,439               1.2%
                                                                                         ---------------   ---------------
AUSTRIA -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            12,780,877               0.5%
                                                                                         ---------------   ---------------
TOTAL -- AUSTRIA
  (Cost $7,462,154)                                                                           12,780,877               0.5%
                                                                                         ---------------   ---------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            12,776,549               0.4%
                                                                                         ---------------   ---------------
TOTAL -- PORTUGAL
  (Cost $10,531,651)                                                                          12,776,549               0.4%
                                                                                         ---------------   ---------------
GREECE -- (0.4%)
COMMON STOCKS -- (0.4%)
  Other Securities                                                                            10,977,730               0.4%
                                                                                         ---------------   ---------------
TOTAL -- GREECE
  (Cost $7,215,408)                                                                           10,977,730               0.4%
                                                                                         ---------------   ---------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Other Securities                                                                             5,606,571               0.2%
                                                                                         ---------------   ---------------
TOTAL COMMON STOCKS
  (Cost $4,198,478)                                                                            5,606,571               0.2%
                                                                                         ---------------   ---------------
INVESTMENT IN CURRENCY -- (0.0%)
* New Zealand Dollar
  (Cost $624,200)                                                                                624,922               0.0%
                                                                                         ---------------   ---------------
TOTAL -- NEW ZEALAND
  (Cost $4,822,678)                                                                            6,231,493               0.2%
                                                                                         ---------------   ---------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
* Euro Currency
  (Cost $5,800,001)                                                                            5,870,958               0.2%
                                                                                         ---------------   ---------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
  (Cost $1,085,853)                                                                                    0               0.0%
                                                                                         ---------------   ---------------

                                                                             FACE
                                                                            AMOUNT
                                                                            ------
                                                                             (000)
TEMPORARY CASH INVESTMENTS -- (7.1%)
  Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
    (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from 02/15/05 to 02/15/16, valued at $183,600,001) to be
    repurchased at $180,009,800 (Cost $180,000,000)~                    $       180,000      180,000,000               6.4%
  Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
    (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07,
    valued at $33,384,773) to be repurchased at $32,928,720
    (Cost $32,927,000)                                                           32,927       32,927,000               1.2%
                                                                                         ---------------   ---------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $212,927,000)                                                                        212,927,000               7.6%
                                                                                         ---------------   ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,345,081,600)                                                                  $ 3,014,120,993             107.4%
                                                                                         ===============   ===============

----------
 +   Securities have been fair valued. See Note B to Financial Statements.
 #   Total or Partial Securities on Loan.
 *   Non-Income Producing Securities.
** This is calculated as a percentage of total net assets. The percentages shown parenthetically next to category headings have been calculated as a percentage of total investments.
 ~   Security purchased with cash proceeds from securities on loan.
     "Other Securities" are those securities that are not among the top 50 holdings of the Fund, or do not represent more than 1.0% of the net assets of the Fund.

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                NOVEMBER 30, 2004

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                      THE U.S. LARGE       THE DFA
                                                                         CAP VALUE       INTERNATIONAL
                                                                          SERIES         VALUE SERIES
                                                                      ---------------   ---------------
ASSETS:
Investments at Value (including $450,016 and $166,414 of securities
  on loan, respectively)+                                             $     4,386,085   $     3,014,121
Cash                                                                                2                15
Receivables:
  Investment Securities Sold                                                                     39,221
  Dividends, Interest, and Tax Reclaims                                         7,596             5,868
  Securities Lending                                                               20                82
  Fund Shares Sold                                                              4,261             4,249
Prepaid Expenses and Other Assets                                                   2                 1
                                                                      ---------------   ---------------
   Total Assets                                                             4,397,966         3,063,557
                                                                      ---------------   ---------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned                                            469,590           180,000
  Investment Securities Purchased                                               7,933            78,844
  Fund Shares Redeemed                                                              1                19
  Due to Advisor                                                                  318               450
Accrued Expenses and Other Liabilities                                            211               201
                                                                      ---------------   ---------------
  Total Liabilities                                                           478,053           259,514
                                                                      ---------------   ---------------
NET ASSETS                                                            $     3,919,913   $     2,804,043
                                                                      ===============   ===============
SHARES OUTSTANDING $.01 PAR VALUE (Unlimited Number of Shares
  Authorized)                                                             211,325,458       174,867,617
                                                                      ===============   ===============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                           $         18.55   $         16.04
                                                                      ===============   ===============
Investments at Cost                                                   $     3,546,521   $     2,345,082
                                                                      ===============   ===============

----------
+ See Note B to Financial Statements.

               See accompanying Notes to the Financial Statements.

                            STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2004

                             (AMOUNTS IN THOUSANDS)

                                                                      THE U.S. LARGE       THE DFA
                                                                         CAP VALUE       INTERNATIONAL
                                                                          SERIES         VALUE SERIES
                                                                      ---------------   ---------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0 and $5,119,
    respectively)                                                     $        48,899   $        52,733
  Interest                                                                        453               318
  Income from Securities Lending                                                  375             2,413
                                                                      ---------------   ---------------
      Total Investment Income                                                  49,727            55,464
                                                                      ---------------   ---------------
EXPENSES
  Investment Advisory Services                                                  3,190             4,209
  Accounting & Transfer Agent Fees                                                952             1,022
  Custodian Fees                                                                  303               570
  Legal Fees                                                                       21                20
  Audit Fees                                                                       47                28
  Shareholders' Reports                                                            43                14
  Trustees' Fees and Expenses                                                      27                 9
  Other                                                                            51                67
                                                                      ---------------   ---------------
      Total Expenses                                                            4,634             5,939
                                                                      ---------------   ---------------
  NET INVESTMENT INCOME (LOSS)                                                 45,093            49,525
                                                                      ---------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities Sold                       84,609           115,062
  Net Realized Gain (Loss) on Foreign Currency Transactions                        --              (332)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency                                496,658           436,284
    Translation of Foreign Currency Denominated Amounts                            --               162
                                                                      ---------------   ---------------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY               581,267           551,176
                                                                      ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $       626,360   $       600,701
                                                                      ===============   ===============

               See accompanying Notes to the Financial Statements.

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                            THE U.S. LARGE CAP             THE DFA INTERNATIONAL
                                                               VALUE SERIES                     VALUE SERIES
                                                     ------------------------------    ------------------------------
                                                        YEAR              YEAR             YEAR             YEAR
                                                        ENDED             ENDED            ENDED            ENDED
                                                       NOV. 30,          NOV. 30,         NOV. 30,         NOV. 30,
                                                         2004              2003             2004             2003
                                                     -------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)                        $      45,093    $      31,384    $      49,525    $      31,730
 Net Realized Gain (Loss) on
   Investment Securities Sold                               84,609          (48,309)         115,062           (3,540)
 Net Realized Gain (Loss) on
   Foreign Currency Transactions                                --               --             (332)             205
 Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
      Foreign Currency                                     496,658          415,785          436,284          379,196
   Translation of Foreign Currency
      Denominated Amounts                                       --               --              162              114
                                                     -------------    -------------    -------------    -------------
 Net Increase (Decrease) in Net Assets
   Resulting from Operations                               626,360          398,860          600,701          407,705
                                                     -------------    -------------    -------------    -------------
Distributions From:
 Net Investment Income                                     (33,641)         (31,464)         (44,310)         (30,082)
 Net Long-Term Gains                                            --               --               --           (1,177)
                                                     -------------    -------------    -------------    -------------
   Total Distributions                                     (33,641)         (31,464)         (44,310)         (31,259)
                                                     -------------    -------------    -------------    -------------
Capital Share Transactions (1):
 Shares Issued                                             857,913          495,839          728,312          542,740
 Shares Issued in Lieu of Cash
   Distributions                                            32,697           31,027           42,852           31,258
 Shares Redeemed                                           (74,078)        (121,409)        (128,290)        (471,133)
                                                     -------------    -------------    -------------    -------------
 Net Increase (Decrease) from
   Capital Share Transactions                              816,532          405,457          642,874          102,865
                                                     -------------    -------------    -------------    -------------
   Total Increase (Decrease)                             1,409,251          772,853        1,199,265          479,311

NET ASSETS
 Beginning of Period                                     2,510,662        1,737,809        1,604,778        1,125,467
                                                     -------------    -------------    -------------    -------------
 End of Period                                       $   3,919,913    $   2,510,662    $   2,804,043    $   1,604,778
                                                     =============    =============    =============    =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                           50,791           36,572           51,724           53,795
    Shares Issued in Lieu of Cash
      Distributions                                          1,939            2,270            3,072            2,986
    Shares Redeemed                                         (4,363)          (9,461)          (9,358)         (47,941)
                                                     -------------    -------------    -------------    -------------
                                                            48,367           29,381           45,438            8,840
                                                     =============    =============    =============    =============

               See accompanying Notes to the Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR             YEAR             YEAR             YEAR
                                                     ENDED            ENDED            ENDED            ENDED            ENDED
                                                    NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,
                                                      2004             2003             2002             2001             2000
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $      15.41     $      13.01     $      14.44     $      14.71     $      17.79
                                                  ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.23             0.21             0.20             0.25             0.33
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.09             2.41            (1.43)            1.25             0.04
                                                  ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                    3.32             2.62            (1.23)            1.50             0.37
                                                  ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.18)           (0.22)           (0.20)           (0.27)           (0.32)
   Net Realized Gains                                       --               --               --            (1.50)           (3.13)
                                                  ------------     ------------     ------------     ------------     ------------
      Total Distributions                                (0.18)           (0.22)           (0.20)           (1.77)           (3.45)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      18.55     $      15.41     $      13.01     $      14.44     $      14.71
                                                  ============     ============     ============     ============     ============
Total Return                                             21.68%           20.34%           (8.64)%          10.97%            3.06%

Net Assets, End of Period (thousands)             $  3,919,913     $  2,510,662     $  1,737,809     $  1,637,083     $  1,735,343
Ratio of Expenses to Average Net Assets                   0.15%            0.15%            0.15%            0.15%            0.16%
Ratio of Net Investment Income to Average Net
   Assets                                                 1.41%            1.62%            1.49%            1.66%            2.20%
Portfolio Turnover Rate                                      7%               7%               9%               6%              26%

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     YEAR             YEAR            YEAR              YEAR             YEAR
                                                     ENDED            ENDED           ENDED             ENDED            ENDED
                                                    NOV. 30,         NOV. 30,        NOV. 30,          NOV. 30,         NOV. 30,
                                                      2004             2003            2002              2001             2000
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period              $      12.40     $       9.33     $      10.15     $      12.07     $      13.18
                                                  ------------     ------------     ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income (Loss)                           0.33             0.27             0.24             0.27             0.27
   Net Gains (Losses) on Securities (Realized
      and Unrealized)                                     3.61             3.06            (0.78)           (1.49)           (0.31)
                                                  ------------     ------------     ------------     ------------     ------------
      Total from Investment Operations                    3.94             3.33            (0.54)           (1.22)           (0.04)
                                                  ------------     ------------     ------------     ------------     ------------
LESS DISTRIBUTIONS
   Net Investment Income                                 (0.30)           (0.25)           (0.25)           (0.27)           (0.26)
   Net Realized Gains                                       --            (0.01)           (0.03)           (0.43)           (0.81)
                                                  ------------     ------------     ------------     ------------     ------------
      Total Distributions                                (0.30)           (0.26)           (0.28)           (0.70)           (1.07)
                                                  ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period                    $      16.04     $      12.40     $       9.33     $      10.15     $      12.07
                                                  ============     ============     ============     ============     ============
Total Return                                             32.15%           36.24%           (5.53)%         (10.75)%          (0.51)%

Net Assets, End of Period (thousands)             $  2,804,043     $  1,604,778     $  1,125,467     $  1,208,100     $  1,553,481
Ratio of Expenses to Average Net Assets                   0.28%            0.30%            0.30%            0.29%            0.29%
Ratio of Net Investment Income to Average Net
   Assets                                                 2.35%            2.61%            2.36%            2.32%            2.13%
Portfolio Turnover Rate                                     15%              14%              18%               6%               9%

                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                          NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of twenty-one series, of which two (the "Series") are presented in this report.

B.  SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates and those differences could be material.

     1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available, or for which market quotations have become unreliable, are valued in good faith at fair value using methods approved by the Board of Trustees.

     The DFA International Value Series (the "Fund") will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE.) For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (generally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (generally 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Fund. When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

     The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

     Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

     3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with The Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2004.

     4. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

     5. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

     The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 2004, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

     Certain officers of the Trust are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

     At November 30, 2004, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

               The U.S. Large Cap Value Series                       $    52,268
               The DFA International Value Series                         33,960

E. PURCHASES AND SALES OF SECURITIES:

     For the year ended November 30, 2004, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

                                                      PURCHASES         SALES
                                                     ------------     ----------
The U.S. Large Cap Value Series                      $  1,043,610     $  211,695
The DFA International Value Series                        966,299        308,148

     There were no purchases or sales of U.S. Government Securities during the year ended November 30, 2004.

F. FEDERAL INCOME TAXES:

     The Series has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain or accumulated net investment income, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of November 30, 2004, primarily attributable to realized net foreign currency gains/losses and net realized gains on the sale of securities deemed to be "passive foreign investment companies", were reclassified to the following accounts (amounts in thousands):

                                                                                            INCREASE
                                                                   INCREASE                (DECREASE)
                                             INCREASE             (DECREASE)               ACCUMULATED
                                            (DECREASE)            ACCUMULATED            NET INVESTMENT
                                          PAID-IN CAPITAL     NET REALIZED GAINS             INCOME
                                          ---------------     ------------------         --------------
The DFA International Value Series                     --     $          (11,672)        $       11,672

     These reclassifications had no effect on net assets or net asset value per share.

      The tax character of dividends and distributions declared and paid during the years ended November 30, 2004 and 2003 were as follows (amounts in thousands):

                                                ORDINARY
                                                 INCOME
                                             AND SHORT-TERM          LONG-TERM
                                              CAPITAL GAINS        CAPITAL GAINS         TOTAL
                                             --------------        -------------       ----------
The U.S. Large Cap Value Series
2004                                         $       33,641                   --       $   33,641
2003                                                 31,464                   --           31,464
The DFA International Value Series
2004                                                 44,310                   --           44,310
2003                                                 30,082        $       1,177           31,259

     Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

     As of November 30, 2004, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

                                                                               TOTAL NET
                                                                             DISTRIBUTABLE
                                         UNDISTRIBUTED      UNDISTRIBUTED      EARNINGS
                                         NET INVESTMENT       LONG-TERM      (ACCUMULATED
                                            INCOME          CAPITAL GAINS        LOSS)
                                         --------------     -------------    -------------
The U.S. Large Cap Value Series          $       13,203     $       3,947    $      17,150
The DFA International Value Series               22,727           104,819          127,546

     During the year ended November 30, 2004, the following Series utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the following approximate amounts:

               The U.S. Large Cap Value Series                    $   80,662,000
               The DFA International Value Series                      3,507,000

     Certain of The DFA International Value Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. During the year ended November 30, 2004, The DFA International Value Series had unrealized appreciation (depreciation) (mark to market) and realized gains on the sale of passive foreign investment companies, of $10,083,171 and $12,003,955, respectively, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

     At November 30, 2004, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Series, at November 30, 2004 were as follows (amount in thousands):

                                                                                           NET
                                                                                        UNREALIZED
                                            FEDERAL       UNREALIZED     UNREALIZED    APPRECIATION/
                                           TAX COST      APPRECIATION   DEPRECIATION  (DEPRECIATION)
                                         ------------    ------------   ------------  --------------
The U.S. Large Cap Value Series          $  3,546,521    $  1,009,036   $   (169,472)    $   839,564
The DFA International Value Series          2,355,353         738,191        (79,423)        658,768

G. LINE OF CREDIT:

     The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit effective June 2004 with its domestic custodian bank. Each Series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the then current federal funds rate plus 1%. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on June 28, 2005. There were no borrowings under the discretionary line of credit by the Series during the year ended November 30, 2004.

     The Trust together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit effective April 2004 with its international custodian bank. Each Series is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2005. There were no borrowings under the line of credit by the Series during the year ended November 30, 2004.

H. COMPONENTS OF NET ASSETS:

     At November 30, 2004, net assets consisted of (amounts in thousands):

                                       ACCUMULATED                   UNREALIZED                     ACCUMULATED
                                           NET                      NET REALIZED    APPRECIATION    NET FOREIGN
                                       INVESTMENT     ACCUMULATED      FOREIGN     (DEPRECIATION)    EXCHANGE
                           PAID-IN       INCOME      NET REALIZED     EXCHANGE      OF INVESTMENT      GAIN         TOTAL NET
                           CAPITAL       (LOSS)       GAIN (LOSS)    GAIN (LOSS)     SECURITIES       (LOSS)          ASSETS
                         ------------  -----------   ------------   ------------   --------------   -----------   --------------
The U.S. Large Cap
  Value Series           $  3,063,388  $    13,157   $      3,803             --   $      839,565            --   $    3,919,913
The DFA International
  Value Series              2,017,396        6,191        111,387   $        362          669,039   $      (332)       2,804,043

I. SECURITIES LENDING:

     As of November 30, 2004, the Series' portfolios had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, PNCBank, National Association, the lending agent, has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

     The cash collateral received by each portfolio from securities on loan is invested along with cash collateral from the other Portfolios of the Trust in repurchase agreements collateralized by U.S. government securities. These investments are accounted for separately for each Series. Securities pledged as collateral for the repurchase agreements are held by a custodian bank until the agreements are repurchased.

J. CONTRACTUAL OBLIGATIONS:

     In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

        REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments (for The U.S. Large Cap Value Series) and the summary schedule of portfolio holdings (for The DFA International Value Series), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series and The DFA International Value Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2004 by correspondence with the custodians, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                                 FUND MANAGEMENT

TRUSTEES/DIRECTORS

     Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

     Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board of Trustee's/Directors. The Audit Committee recommends the appointment of each Fund's independent registered certified public accountanting firm and also acts as a liaison between the Fund's independent registered certified public accountanting firm and the full Board. There were four Audit Committee meetings held during the fiscal year ended November 30, 2004.

     The Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John R. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were three Performance Committee meetings held during the fiscal year ended November 30, 2004.

     Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

     The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors, Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS            LENGTH OF SERVICE              OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS
-----------------------------------------------------------------------------------------------------------------------------------
George M. Constantinides      DFAITC - since 1993     75 portfolios in 4         Leo Melamed Professor of Finance, Graduate School
Director of DFAIDG, DIG       DFAIDG - since 1983     investment companies       of Business, University of Chicago.
and DEM.                      DIG - since 1993
Trustee of DFAITC.            DEM - since 1993
1101 E. 58th Street
Chicago, IL 60637
Date of Birth: 9/22/47

John P. Gould Director of     DFAITC - since 1993     75 portfolios in 4         Steven G. Rothmeier Distinguished Service
DFAIDG, DIG and DEM.          DFAIDG - since 1986     investment companies       Professor of Economics, Graduate School of
Trustee of DFAITC.            DIG - since 1993 DEM                               Business, University of Chicago. Senior
1101 E. 58th Street           - since 1993                                       Vice-President, Lexecon Inc. (economics, law,
Chicago, IL 60637                                                                strategy and finance consulting). Formerly,
Date of Birth: 1/19/39                                                           President, Cardean University (division of
                                                                                 UNext.com). Member of the Boards of Milwaukee
                                                                                 Mutual Insurance Company and UNext.com. Formerly,
                                                                                 Trustee, First Prairie Funds (registered
                                                                                 investment company). Trustee, Harbor Fund
                                                                                 (registered investment company) (13 Portfolios).

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson             DFAITC - since 1993     75 portfolios in 4         Professor in Practice of Finance, Yale School of
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies       Management. Director, BIRR Portfolio Analysis,
and DEM.                      DIG - since 1993                                   Inc. (software products). Chairman, Ibbotson
Trustee of DFAITC.            DEM - since 1993                                   Associates, Inc., Chicago, IL (software, data,
Yale School of Management                                                        publishing and consulting). Partner, Zebra Capital
P.O. Box 208200                                                                  Management, LLC (hedge fund manager). Formerly,
New Haven, CT                                                                    Director, Hospital Fund, Inc. (investment
06520-8200                                                                       management services).
Date of Birth: 5/27/43

Robert C. Merton              DFA ITC - since 2003    75 portfolios in 4         John and Natty McArthur University Professor,
Director of DFAIDG, DIG       DFA IDG - since 2003    investment companies       Graduate School of Business Administration,
and DEM.                      DFA DIG - since 2003                               Harvard University (since 1998). George Fisher
Trustee of DFAITC.            DEM - since 2003                                   Baker Professor of Business Administration,
Harvard Business School                                                          Graduate School of Business Administration,
397 Morgan Hall                                                                  Harvard University (1988-1998), Co-founder, Chief
Soldiers Field                                                                   Science Officer, Integrated Finance Limited (since
Boston, MA 02163                                                                 2002). Director, MF Risk, Inc. (risk managemetnt
Date of Birth: 7/31/44                                                           software) (since 2001). Director, Peninsula
                                                                                 Banking Group (bank) (since 2003). Director,
                                                                                 Community First Financial Group (bank holding
                                                                                 company) (since 2003). Formerly, Co-Founder and
                                                                                 Principal, Long-Term Capital Management. Director,
                                                                                 Vical Incorporated (biopharamceutical product
                                                                                 development).

Myron S. Scholes              DFAITC - since 1993     75 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
Director of DFAIDG, DIG       DFAIDG - since 1981     investment companies       Stanford University. Managing Partner, Oak Hill
and DEM.                      DIG - since 1993                                   Capital Management (private equity firm).
Trustee of DFAITC.            DEM - since 1993                                   Chairman, Oak Hill Platinum Partners (hedge fund).
Oak Hill Capital                                                                 Director, Chicago Mercantile Exchange. Consultant,
Management, Inc.                                                                 Arbor Investors. Formerly, Director, Smith Breeden
2775 Sand Hill Rd.                                                               Family of Funds. Director, American Century Fund
Suite 220                                                                        Complex (registered investment companies) (38
Menlo Park, CA 94025                                                             Portfolios); and Director, Chicago Mercantile
Date of Birth: 7/01/41                                                           Exchange Holdings Inc..

Abbie J. Smith                DFAITC - since 2000     75 portfolios in 4         Boris and Irene Stern Professor of Accounting,
Director of DFAIDG, DIG       DFAIDG - since 2000     investment companies       Graduate School of Business, University of
and DEM.                      DIG - since 2000                                   Chicago, Formerly, Marvin Bower Fellow, Harvard
Trustee of DFAITC.            DEM - since 2000                                   Business School (9/01 to 8/02). Director, HON
Graduate School of Business                                                      Industries Inc. (office furniture) and Director,
University of Chicago                                                            Ryder System Inc. (transportation).
1101 East 58th Street,
Chicago, IL 60637
Date of Birth: 4/30/53

                                                  INTERESTED TRUSTEES/DIRECTORS**
-----------------------------------------------------------------------------------------------------------------------------------
David G. Booth                DFAITC - since 1993     75 portfolios in 4         Chairman, Director, Chief Executive Officer, Chief
Chairman, Director, Chief     DFAIDG - since 1981     investment companies       Investment Officer and President of Dimensional
Executive Officer, Chief      DIG - since 1992                                   Fund Advisors Inc., DFA Securities Inc., DFAIDG,
Investment Officer and        DEM - since 1993                                   DIG and DEM. Chairman, Trustee, Chief Executive
President of DFAIDG, DIG                                                         Officer, Chief Investment Officer and President of
and DEM. Chairman,                                                               DFAITC. Director of Dimensional Fund Advisors Ltd.
Trustee, Chief Executive                                                         and formerly Chief Investment Officer. Director,
Officer, Chief Investment                                                        Chief Investment Officer and President of DFA
Officer and President of                                                         Australia Ltd. Formerly, Director of Dimensional
DFAITC.                                                                          Funds PLC. Chairman, Director, Chief Executive
1299 Ocean Avenue                                                                Officer and Chief Investment Officer of
Santa Monica, CA 90401                                                           Dimensional Fund Advisors Canada Inc. (All Chief
Date of Birth: 12/02/46                                                          Investment Officer positions held starting
                                                                                 1/1/2003 except for Dimensional Fund Advisors
                                                                                 Canada Inc., which was from 6/17/2003.)

                                                                                 Limited Partner, Oak Hill Partners. Director,
                                                                                 University of Chicago Business School. Formerly,
                                                                                 Director, SA Funds (registered investment
                                                                                 company). Formerly Director, Assante Corporation
                                                                                 (investment management) (until 2002).

    NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
       WITH THE FUND          TERM OF OFFICE(1) AND      DFA FUND COMPLEX(2)       PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        AND ADDRESS             LENGTH OF SERVICE             OVERSEEN              OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
-----------------------------------------------------------------------------------------------------------------------------------
Rex A. Sinquefield*           DFAITC - since 1993     75 portfolios in 4         Chairman and Director (and prior to 1/1/2003,
Chairman and Director of      DFAIDG - since 1981     investment companies       Chief Investment Officer) of Dimensional Fund
DFAIDG, DIG and DEM.          DIG - since 1992                                   Advisors Inc., DFA Securities Inc., DFAIDG, DIG
Trustee and Chairman of       DEM - since 1993                                   and DEM. Chairman, Trustee (and prior to 1/1/2003,
DFAITC.                                                                          Chief Investment Officer) of DFAITC. Director and
1299 Ocean Avenue                                                                formerly President of Dimensional Fund Advisors
Santa Monica, CA 90401                                                           Ltd. Director (and prior to 1/1/2003, Chief
Date of Birth: 9/07/44                                                           Investment Officer) of DFA Australia Ltd. Director
                                                                                 of Dimensional Funds PLC and Dimensional Fund
                                                                                 Advisors Canada Inc.

                                                                                 Trustee, St. Louis University. Life Trustee and
                                                                                 Member of Investment Committee, DePaul University.
                                                                                 Director, The German St. Vincent Orphan Home.
                                                                                 Member of Investment Committee, Archdiocese of
                                                                                 St. Louis.

(1) Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

 *   Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc.

OFFICERS

     The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc. ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors Inc. 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, unless otherwise indicated.

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
                                                             OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Arthur H. Barlow                              Since 1993         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/7/55

Valerie A. Brown                              Since 2001         Vice President and Assistant Secretary of all the DFA Entities,
Vice President and Assistant                                     DFA Australia Limited, Dimensional Fund Advisors Ltd., and since
Secretary                                                        June 2003, Dimensional Fund Advisors Canada Inc. Prior to April
Date of Birth: 1/24/67                                           2001, legal counsel for Dimensional (since March 2000). Associate,
                                                                 Jones, Day, Reavis & Pogue from October 1991 to February 2000.

Stephen A. Clark                              Since 2004         Vice President of all the DFA Entities. April 2001 to April 2004,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Graduate Student at
Date of Birth: 8/20/72                                           the University of Chicago (Septempter 2000 to March 2001); and
                                                                 Associate of US Bancorp Piper Jaffrey (September 1999 to Spetember
                                                                 2000).

Truman A. Clark                               Since 1996         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 4/8/41

Christopher S. Crossan                        Since 2004         Vice President of all the DFA Entities. Formerly, Senior
Vice President                                                   Compliance Officer, INVESCO Institutional, Inc. and its affiliates
Date of Birth: 12/21/65                                          (August 2000 to January 2004); Brach Chief, Investment Company and
                                                                 Invesment Advisor Inspections, Securities and Exchange Commission
                                                                 (April 1994 to August 2000).

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
James L. Davis                                Since 1999         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 11/29/56                                          Formerly at Kansas State University, Arthur Andersen & Co., and
                                                                 Phillips Petroleum Co.

Robert T. Deere                               Since 1994         Vice President of all the DFA Entities and DFA Australia Limited.
Vice President                                                   Formerly, Vice President of Dimensional Fund Advisors Ltd.
Date of Birth: 10/8/57

Robert W. Dintzner                            Since 2001         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited. Prior to April 2001, marketing
Date of Birth: 3/18/70                                           supervisor and marketing coordinator for Dimensional.

Richard A. Eustice                            Since 1998         Vice President and Assistant Secretary of all the DFA Entities and
Vice President and Assistant                                     DFA Australia Limited. Formerly, Vice President of Dimensional
Secretary                                                        Fund Advisors Ltd.
Date of Birth: 8/5/65

Eugene F. Fama, Jr.                           Since 1993         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited and Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas                             Since 2001         Vice President of all the DFA Entities. Prior to December 2001,
Vice President                                                   Portfolio Manager of Dimensional.
Date of Birth: 10/28/70

Damon S. Fisher                               Since 2004         Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 8/2/68

Gretchen A. Flicker                           Since 2004         Vice President of all DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 6/9/71

Glenn S. Freed                                Since 2001         Vice President of all the DFA Entities. Formerly, Professor and
Vice President                                                   Associate Dean of the Leventhal School of Accounting (September
Date of Birth: 11/24/61                                          1998 to August 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the University of
                                                                 Southern California Marshall School of Business.

Henry F. Gray                                 Since 2000         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of DFA Australia Limited. Prior to July 2000, Portfolio Manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                          Since 1997         Vice President, Controller and Assistant Treasurer of all the DFA
Vice President, Controller and                                   Entities, DFA Australia Limited, and Dimensional Fund Advisors
Assistant Treasurer                                              Ltd. Formerly, Assistant Secretary of Dimensional Fund Advisors
Date of Birth: 1/22/61                                           Ltd..

Christine W. Ho                               Since 2004         Vice President of all DFA Entities. Prior to April 2004, Assistant
Vice President                                                   Controller of Dimensional.
Date of Birth: 11/29/1967

Jeff J. Jeon                                  Since 2004         Vice President of all DFA Entities. Prior to April 2004, counsel
Vice President                                                   of Dimensional. Formerly, an Associate at Gibson, Dunn & Crutcher
Date of Birth: 11/8/73                                           LLP (September 1997 to August 2001).

Patrick Keating                               Since 2003         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                   Advisors Canada Inc. Formerly, Director, President and Chief
Date of Birth: 12/21/54                                          Executive Officer, Assante Asset Management, Inc. (October 2000 to
                                                                 December 2002); Director, Assante Capital Management (October 2000
                                                                 to December 2002); President and Chief Executive Officer, Assante
                                                                 Capital Management (October 2000 to April 2001); Executive Vice
                                                                 President, Assante Corporation (May 2001 to December 2002);
                                                                 Director, Assante Asset Management Ltd. (September 1997 to
                                                                 December 2002); President and Chief Executive Officer, Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001); Executive Vice
                                                                 President, Loring Ward (financial services company) (January 1996 to September 1998).

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Joseph F. Kolerich                            Since 2004         Vice President of all the DFA Entities. From April 2001 to April
Vice President                                                   2004, Portfolio Manager for Dimensional. Formerly, a trader at
Date of Birth: 11/7/71                                           Lincoln Capital Fixed Income Management (formerly Lincoln Capital
                                                                 Management Company).

Heather H. Mathews                            Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   Portfolio Manager for Dimensional Fund Advisors Inc. Formerly,
Date of Birth: 12/12/69                                          Graduate Student at Harvard University (August 1998 to June 2000).

David M. New                                  Since 2003         Vice President of all the DFA Entities. Formerly, Client Service
Vice President                                                   Manager of Dimensional. Formerly, Director of Research, Wurts and
Date of Birth: 2/9/60                                            Associates (investment consulting firm) (December 2000 to June
                                                                 2002); and President, Kobe Investment Research (August 1999 to
                                                                 November 2000).

Catherine L. Newell                         Vice President       Vice President and Secretary of all the DFA Entities. Vice
Vice President and Secretary                  since 1997         President and Assistant Secretary of DFA Australia Limited (since
Date of Birth: 5/7/64                        and Secretary       February 2002, April 1997 and May 2002, respectively). Vice
                                              since 2000         President and Secretary of Dimensional Fund Advisors Canada Inc.
                                                                 (since June 2003). Director, Dimensional Funds plc (since January
                                                                 2002). Formerly, Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.

David A. Plecha                               Since 1993         Vice President of all the DFA Entities, DFA Australia Limited and
Vice President                                                   Dimensional Fund Advisors Ltd..
Date of Birth: 10/26/61

Edwardo A. Repetto                            Since 2002         Vice President of all the DFA Entities. Formerly, Research
Vice President                                                   Associate for Dimensional (June 2000 to April 2002). Formerly,
Date of Birth: 1/28/67                                           Research Scientist (August 1998 to June 2000), California
                                                                 Institute of Technology.

Michael T. Scardina                           Since 1993         Vice President, Chief Financial Officer and Treasurer of all the
Vice President, Chief Financial                                  DFA Entities, DFA Australia Limited and Dimensional Fund Advisors
Officer and Treasurer                                            Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.
Date of Birth: 10/12/55                                          Director, Dimensional Fund Advisors Ltd. (since February 2002) and
                                                                 Dimensional Funds, plc (January 2002).

David E. Schneider                            Since 2001         Vice President of all the DFA Entities. Prior to 2001, Regional
Vice President                                                   Director of Dimensional.
Santa Monica, CA
Date of Birth: 1/26/46

John C. Siciliano                             Since 2001         Vice President of all the DFA Entities. Director, Dimensional Fund
Vice President                                                   Advisors Ltd. Formerly, Vice President of DFA Australia Limited.
Santa Monica, CA                                                 Formerly, Director of Dimensional Funds plc. Formerly, Managing
Date of Birth: 8/24/54                                           Principal, Payden & Rygel Investment Counsel (April 1998 to
                                                                 December 2000).

Jeanne C. Sinquefield, Ph.D.*                 Since 1988         Executive Vice President of all the DFA Entities and DFA Australia
Executive Vice President                                         Limited. Vice President (formerly, Executive Vice President) of
Santa Monica, CA                                                 Dimensional Fund Advisors Ltd. (since January 2003) and
Date of Birth: 12/2/46                                           Dimensional Fund Advisor Canada Inc. (since June 2003).

Grady M. Smith                                Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Principal of
Date of Birth: 5/26/56                                           William M. Mercer, Incorporated (July 1995 to June 2001).

Carl G. Snyder                                Since 2000         Vice President of all the DFA Entities. Prior to July 2000,
Vice President                                                   Portfolio Manager of Dimensional. Formerly, Vice President of DFA
Santa Monica, CA                                                 Australia Limited.
Date of Birth: 6/8/63

Lawrence R. Spieth                            Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 11/10/47

                                           TERM OF OFFICE(1)
   NAME, AGE, POSITION WITH THE FUND         AND LENGTH OF
              AND ADDRESS                       SERVICE                      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Bradley G. Steiman                            Since 2004         Vice President of all the DFA Entities and Dimensional Fund
Vice President                                                   Advisors Canada Inc. (since June 2003). Prior to April 2002,
Date of Birth: 3/25/73                                           Regional Director of Dimensional. Formerly, Vice President and
                                                                 General Manager of Assante Global Advisors (July 2000 to April
                                                                 2002); Vice President of Assante Asset Management Inc. (March 2000
                                                                 to July 2000); and Private Client Manager at Loring Ward
                                                                 Investment Counsel Ltd. (June 1997 to February 2002).

Karen E. Umland                               Since 1997         Vice President of all the DFA Entities, DFA Australia Limited,
Vice President                                                   Dimensional Fund Advisors Ltd., and since June 2003, Dimensional
Santa Monica, CA                                                 Fund Advisors Canada Inc.
Date of Birth: 3/10/66

Carol W. Wardlaw                              Since 2004         Vice President of all the DFA Entities. Prior to April 2004,
Vice President                                                   institutional client service representative of Dimensional.
Date of Birth: 8/7/58

Weston J. Wellington                          Since 1997         Vice President of all the DFA Entities. Formerly, Vice President
Vice President                                                   of Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/1/51

Daniel M. Wheeler                             Since 2001         Vice President of all the DFA Entities. Prior to 2001, Director of
Vice President                                                   Financial Advisors Services of Dimensional. Director of
Santa Monica, CA                                                 Dimensional Fund Advisors Ltd. (since October 2003) and President
Date of Birth: 3/3/45                                            of Dimensional Fund Advisors Canada Inc. (since June 2003).

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

                   VOTING PROXIES ON FUND PORTFOLIO SECURITIES

     A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dfaus.com and reflects the twelve-month period beginning July 1, 2003 and ending June 30, 2004.

ITEM 2.      CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR/A (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)       Audit Fees

                           Fiscal Year Ended November 30, 2004: $ 399,411
                           Fiscal Year Ended November 30, 2003: $ 357,359

   (b)       Audit-Related Fees

                    Fees for Registrant-  Fiscal Year Ended November 30, 2004:  $ 44,880
                                          Fiscal Year Ended November 30, 2003:  $ 43,860

   Audited-Related Fees included, for the fiscal year ended November 30, 2004, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements, and, for fiscal year ended November 30, 2003, fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements and for consents issued in connection with post-effective amendments to the Registrant's registration statement.

   There were no Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (c)       Tax Fees

                    Fees for Registrant -  Fiscal Year Ended November 30, 2004:  $ 17,600
                                           Fiscal Year Ended November 30, 2003:  $ 16,320

   In the fiscal years ended November 30, 2004 and November 30, 2003, Tax Fees included services in connection with the Registrant's excise tax calculations and review of the Registrant's tax returns.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)       All Other Fees

                    Fees for Registrant -  Fiscal Year Ended November 30, 2004:  $ 0
                                           Fiscal Year Ended November 30, 2003:  $ 0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)    Audit Committee's Pre-Approval Policies and Procedures

                      Pre-Approval Policies and Procedures
                                as adopted by the
                                Audit Committees
                                       of
                      DFA Investment Dimensions Group Inc.
                  Dimensional Emerging Markets Value Fund Inc.
                        Dimensional Investment Group Inc.
                        The DFA Investment Trust Company
                             (together, the "Funds")


          The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent auditors (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

          The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

          These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

          A.   General

               1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

               2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

          B.   Pre-Approval of Audit Services to the Funds

               1. The Committee shall approve the engagement of an auditor to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

               2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

               3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

          C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

               1. The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

               2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

               3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

               4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

               5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

          D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

               1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

               2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.
               3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

               4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

                    (a) pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

                    (b) refer such matter to the Committee for its consideration and action.

               In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

               5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

          E.   Amendment; Annual Review

               1.   The Committee may amend these procedures from time to time.

               2. These procedures shall be reviewed annually by the Committee.

          F.   Recordkeeping

               1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

               2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

               3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended November 30, 2004 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was NOT greater than 50%.

   (g)         Aggregate Non-Audit Fees

                                  Fiscal Year Ended November 30, 2004: $ 222,780
                                  Fiscal Year Ended November 30, 2003: $ 206,180

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.      SCHEDULE OF INVESTMENTS.

Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant or the master fund/underlying funds in which the series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF   RELATIONSHIP TO SERIES OF THE REGISTRANT
INVESTMENTS IS PROVIDED
-------------------------------------  -----------------------------------------

Large Cap International Portfolio      Series of Registrant

DFA International Small Cap Value      Series of Registrant
Portfolio

The DFA International Value Series     Master fund for LWAS/DFA International
                                       High Book to Market Portfolio

The Pacific Rim Small Company Series   Master fund for Pacific Rim Small Company
                                       Portfolio and an underlying fund for
                                       International Small Company Portfolio

The Continental Small Company Series   Master fund for Continental Small Company
                                       Portfolio and an underlying fund for
                                       International Small Company Portfolio

The Emerging Markets Series            Master fund for Emerging Markets
                                       Portfolio

The Emerging Markets Small Cap Series  Master fund for Emerging Markets Small
                                       Cap Portfolio

Dimensional Emerging Markets Value     Master fund for Emerging Markets Value
Fund Inc.                              Portfolio

Tax-Managed DFA International Value    Series of Registrant
Portfolio

                        LARGE CAP INTERNATIONAL PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (25.0%)
   COMMON STOCKS -- (25.0%)
            3I Group P.L.C.                                                                       46,952   $          585,773
            Aegis Group P.L.C.                                                                    93,242              182,719
            Aggregate Industries P.L.C.                                                          104,720              196,555
            Aggreko P.L.C.                                                                        20,000               58,673
            Alliance & Leicester P.L.C.                                                           44,559              723,967
            Alliance Unichem P.L.C.                                                               43,529              597,341
            Allied Domecq P.L.C.                                                                  99,591              982,477
            Amec P.L.C.                                                                           25,720              145,549
            Amvescap P.L.C.                                                                       76,167              466,752
            Antofagasta P.L.C.                                                                    36,129              790,851
            Arm Holdings P.L.C.                                                                   81,867              160,577
            Arriva P.L.C.                                                                         14,532              136,103
            Associated British Foods P.L.C.                                                      146,022            2,086,545
            Associated British Ports Holdings P.L.C.                                              25,743              231,285
            Aviva P.L.C.                                                                         203,133            2,248,264
        *   AWG P.L.C.                                                                            11,429              164,322
            BAA P.L.C.                                                                            96,397            1,072,142
            BAE Systems P.L.C.                                                                   272,359            1,276,172
            Balfour Beatty P.L.C.                                                                 37,925              218,392
        *   Banco Santander Central Hispano SA                                                   123,926            1,476,973
            Barclays P.L.C                                                                       578,648            5,973,195
            Barratt Developments P.L.C.                                                           21,581              212,006
            BBA Group P.L.C.                                                                      37,724              208,672
            Bellway P.L.C.                                                                         8,267              112,517
            BG Group P.L.C.                                                                      314,523            2,182,913
            BHP Billiton P.L.C.                                                                  219,665            2,568,553
            BOC Group P.L.C.                                                                      37,915              678,021
            Boots Group P.L.C.                                                                    66,631              803,308
            Bovis Homes Group P.L.C.                                                               9,923               95,634
            BP Amoco P.L.C.                                                                    1,939,401           19,801,387
            BPB P.L.C.                                                                            41,658              350,445
            Bradford & Bingley P.L.C.                                                             54,153              284,693
            Brambles Industries P.L.C.                                                            61,231              305,695
            Britannic P.L.C.                                                                      16,713              132,632
        *   British Airways P.L.C.                                                               172,376              727,955
            British American Tobacco P.L.C.                                                      255,395            4,271,985
            British Land Co. P.L.C.                                                               46,116              721,399
            British Sky Broadcasting Group P.L.C.                                                262,879            2,797,272
            Brixton P.L.C.                                                                        23,087              142,474
            BT Group P.L.C.                                                                      769,136            2,851,302
        *   BTG P.L.C.                                                                             5,600               10,107
            Bunzl P.L.C.                                                                          40,446              345,037
            Cable and Wireless P.L.C.                                                            214,979              465,650
            Cadbury Schweppes P.L.C.                                                             186,386            1,667,473

        *   Cairn Energy P.L.C.                                                                   13,970              400,420
            Capita Group P.L.C.                                                                   56,097              382,506
            Carnival P.L.C.                                                                       17,177              958,242
            Carpetright P.L.C.                                                                     7,321              152,541
            Carphone Warehouse Group P.L.C.                                                      165,286              522,258
            Cattles P.L.C.                                                                        24,078              170,796
            Centrica P.L.C.                                                                      341,394            1,617,935
            Close Brothers Group P.L.C.                                                           12,926              176,271
            Cobham P.L.C.                                                                         10,041              276,883
            Collins Stewart Tullett P.L.C.                                                        17,814              128,037
      # *   Colt Telecom Group P.L.C.                                                            192,155              162,678
            Compass Group P.L.C.                                                                 193,981              849,849
            Computacenter P.L.C.                                                                  15,015               77,778
        *   Cookson Group P.L.C.                                                                 130,539               84,174
        *   Corus Group P.L.C.                                                                   416,523              437,442
            Davis Service Group P.L.C.                                                            15,000              113,027
            De La Rue P.L.C.                                                                      12,250               78,779
            Diageo P.L.C.                                                                        274,275            3,839,808
            Dixons Group P.L.C.                                                                  163,689              455,391
        *   DX Services P.L.C.                                                                     7,451               43,013
        *   Easyjet P.L.C.                                                                        36,683              130,419
        *   Egg P.L.C.                                                                            85,213              151,434
            Electrocomponents P.L.C.                                                              39,172              219,538
            Emap P.L.C.                                                                           21,906              334,421
            EMI Group P.L.C.                                                                      66,242              306,101
            Enterprise Inns P.L.C.                                                                29,332              382,435
            First Choice Holidays P.L.C.                                                          47,135              124,248
            Firstgroup P.L.C.                                                                     32,236              208,492
            FKI P.L.C.                                                                            52,392              132,803
            Friends Provident P.L.C.                                                             174,880              511,884
            Galen Holdings P.L.C.                                                                 19,774              322,169
            Gallaher Group P.L.C.                                                                 58,907              817,044
            General Electric Co.                                                                  22,898              812,884
            GKN P.L.C.                                                                            59,254              255,179
            Glaxosmithkline P.L.C.                                                               529,804           11,187,938
            Great Portland Estates P.L.C.                                                         11,008               67,384
            Great Universal Stores P.L.C.                                                         90,428            1,510,004
            Greene King P.L.C.                                                                     6,207              141,558
            Group 4 Securicor P.L.C.                                                              35,700               86,324
            Hammerson P.L.C.                                                                      23,689              360,600
            Hanson P.L.C.                                                                         65,755              526,641
            Hays P.L.C.                                                                          149,028              344,694
            HBOS P.L.C.                                                                          353,018            4,941,130
        *   HHG P.L.C.                                                                           284,569              263,690
            Hilton Group P.L.C.                                                                  137,265              677,685
            HMV Group P.L.C.                                                                      37,627              171,742
            HSBC Holdings P.L.C.                                                               1,004,745           17,100,587
            ICAP P.L.C.                                                                           64,402              294,656
            IMI P.L.C.                                                                            28,268              204,686
            Imperial Chemical Industries P.L.C.                                                  102,443              463,256
            Imperial Tobacco Group P.L.C.                                                         65,628            1,708,726
            Inchcape P.L.C.                                                                        6,503              203,225
            Intercontinental Hotels Group P.L.C.                                                  62,907              800,104
        *   International Power P.L.C.                                                           124,618              361,057

            Intertek Group P.L.C.                                                                 12,740              171,655
        *   Invensys P.L.C.                                                                      477,720              159,418
            ISIS Asset Management P.L.C.                                                          13,005               59,032
            Isoft Group P.L.C.                                                                    19,129              140,866
            ITV P.L.C.                                                                           285,888              599,345
        *   ITV P.L.C. Convertible Shares                                                          7,428                5,719
            Jardine Lloyd Thompson Group P.L.C.                                                   21,550              148,274
            Johnson Matthey P.L.C.                                                                18,527              358,590
            Johnston Press P.L.C.                                                                 31,946              317,163
            Kelda Group P.L.C.                                                                    31,723              326,878
            Kesa Electricals P.L.C.                                                               42,893              221,610
            Kidde P.L.C.                                                                          70,354              203,953
            Kingfisher P.L.C.                                                                    206,486            1,136,264
            Land Securities Group P.L.C.                                                          42,028            1,031,812
            Legal and General Group P.L.C.                                                       585,408            1,187,760
            Liberty International P.L.C.                                                          35,763              605,652
            Lloyds TSB Group P.L.C.                                                              503,639            4,052,436
            Logicacmg P.L.C.                                                                      33,214              116,733
            Lonmin P.L.C.                                                                         12,745              226,698
            Man Group P.L.C.                                                                      30,486              868,673
            Manchester United P.L.C.                                                              24,899              131,113
        *   Marconi Corp. P.L.C.                                                                  15,946              173,958
            Marks & Spencer Group P.L.C.                                                         204,766            1,284,078
            Matalan P.L.C.                                                                        45,690              188,110
            Meggitt P.L.C.                                                                        38,514              188,079
            MFI Furniture Group P.L.C.                                                            52,153              115,547
            Millennium and Copthorne Hotels P.L.C.                                                34,678              239,311
            Misys P.L.C.                                                                          43,945              177,943
            Mitchells & Butlers P.L.C.                                                            47,001              271,761
        *   MM02 P.L.C.                                                                          613,859            1,341,919
            Morrison (Wm.) Supermarkets P.L.C.                                                   260,564            1,120,658
      # *   My Travel Group P.L.C.                                                                22,000                2,179
            National Express Group P.L.C.                                                         11,282              162,562
            National Grid Group P.L.C.                                                           274,854            2,507,261
            Next P.L.C.                                                                           23,652              724,776
            Northern Foods P.L.C.                                                                 37,322              120,022
            Northern Rock P.L.C.                                                                  37,910              525,216
            Novar P.L.C.                                                                          31,464               97,616
            Ocean Group P.L.C.                                                                    25,388              358,548
            Pearson P.L.C.                                                                        70,072              820,943
            Peninsular & Oriental Steam Navigation P.L.C.                                         61,993              356,817
            Pennon Group P.L.C.                                                                   11,263              190,858
            Persimmon P.L.C.                                                                      25,202              298,121
            Pilkington P.L.C.                                                                    135,509              277,415
            Premier Farnell P.L.C.                                                                30,487              119,069
            Provident Financial P.L.C.                                                            17,113              200,851
            Prudential Corp. P.L.C.                                                              205,649            1,639,824
            Punch Taverns, Ltd.                                                                   22,497              258,722
            RAC P.L.C.                                                                             8,737              101,852
            Rank Group P.L.C.                                                                     50,895              294,870
            Reckitt Benckiser P.L.C.                                                              76,646            2,260,446
            Reed International P.L.C.                                                            113,329            1,038,785
        *   Regus Group P.L.C.                                                                    81,196              135,303
            Rentokill Initial P.L.C.                                                             155,669              422,320

            Reuters Holdings Group P.L.C.                                                        129,002              944,752
            Rexam P.L.C.                                                                          47,152              408,161
            Rio Tinto P.L.C.                                                                      96,107            2,808,220
            RMC Group P.L.C.                                                                      20,763              332,762
        *   Rolls Royce Group P.L.C.                                                             168,596              847,458
            Rolls Royce Group P.L.C.                                                           5,115,570               10,394
            Royal & Sun Alliance Insurance Group P.L.C.                                          247,136              348,127
            Royal Bank of Scotland Group P.L.C.                                                  298,894            9,185,180
            Sabmiller P.L.C.                                                                     110,237            1,855,163
            Sage Group P.L.C.                                                                    109,811              404,796
            Sainsbury (J.) P.L.C.                                                                184,397              919,498
            Schroders P.L.C.                                                                      29,776              389,521
            Scottish & Newcastle P.L.C.                                                           86,628              709,872
            Scottish Hydro-Electric P.L.C.                                                        76,173            1,198,194
            Scottish Power P.L.C.                                                                167,716            1,239,234
            Serco Group P.L.C.                                                                    32,875              140,220
            Severn Trent P.L.C.                                                                   31,121              528,888
            Shell Transport & Trading Co., P.L.C.                                                866,241            7,303,870
            Shire Pharmaceuticals Group P.L.C.                                                    43,525              436,266
            Signet Group P.L.C.                                                                  147,808              295,836
            Slough Estates P.L.C.                                                                 37,702              347,469
            Smith & Nephew P.L.C.                                                                 84,200              858,158
            Smith (WH) P.L.C.                                                                     13,348               76,058
            Smiths Industries P.L.C.                                                              48,645              711,667
            Somerfield P.L.C.                                                                     37,078              108,189
        *   Spirent P.L.C.                                                                        72,279               98,447
            SSL International P.L.C.                                                              12,000               64,780
            Stagecoach Group P.L.C.                                                              108,619              198,613
            Standard Chartered P.L.C.                                                            116,062            2,220,679
            T&F Informa Group P.L.C.                                                              24,165              175,833
            Tate & Lyle P.L.C.                                                                    49,954              469,338
            Taylor Nelson AGB P.L.C.                                                              36,013              158,258
            Taylor Woodrow P.L.C.                                                                 50,079              222,231
            Tesco P.L.C.                                                                         695,328            4,005,309
        *   The Berkeley Group Holdings P.L.C.                                                    10,535              239,839
        *   TI Automotive P.L.C. Series A                                                         18,000                    0
            Tomkins P.L.C.                                                                        65,951              311,535
            Travis Perkins P.L.C.                                                                  9,938              266,893
            Trinity Mirror P.L.C.                                                                 25,136              299,260
            Tullow Oil P.L.C.                                                                     54,536              152,878
            Unilever P.L.C.                                                                      275,469            2,526,698
            United Business Media P.L.C.                                                          28,216              259,298
            United Utilities P.L.C.                                                               69,034              741,630
            Viridian Group P.L.C.                                                                 10,986              149,932
            Vodafone Group P.L.C.                                                              5,950,041           16,161,689
            Whitbread P.L.C.                                                                      25,553              389,641
            William Hill P.L.C.                                                                   33,441              332,575
            Wilson Bowden P.L.C.                                                                  11,416              217,207
            Wimpey (George) P.L.C.                                                                35,083              239,175
            Wolseley P.L.C.                                                                       52,657              905,048
            WPP Group P.L.C.                                                                     111,318            1,225,698
            Xstrata P.L.C.                                                                        90,088            1,600,289
            Yell Group P.L.C.                                                                     59,917              495,429
            Zeneca Group P.L.C.                                                                  149,327            5,859,854
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $182,697,365)                                                                                          221,045,716
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    298,947
                                                                                                           ------------------
   (Cost $291,096)
   TOTAL -- UNITED KINGDOM
     (Cost $182,988,461)                                                                                          221,344,663
                                                                                                           ------------------
   JAPAN -- (21.5%)
   COMMON STOCKS -- (21.5%)
            Acom Co., Ltd.                                                                         7,500              562,687
            Aderans Co., Ltd.                                                                      1,900               41,831
            Advantest Corp.                                                                        6,970              516,912
            AEON Co., Ltd.                                                                        46,800              788,032
            Aeon Credit Service, Ltd.                                                              2,700              193,470
            Aiful Corp.                                                                            6,600              746,473
            AIOI Insurance Co., Ltd.                                                              54,000              238,331
            Air Water, Inc.                                                                        5,000               34,157
            Aisin Seiki Co., Ltd.                                                                 25,600              550,173
            Ajinomoto Co., Inc.                                                                   36,000              407,327
            Alfresa Holdings Corp.                                                                 1,800               62,002
        #   All Nippon Airways Co., Ltd.                                                         173,000              601,096
        #   Alps Electric Co., Ltd.                                                                9,000              130,977
            Amada Co., Ltd.                                                                       22,000              110,745
            Amano Corp.                                                                            3,000               27,318
            Anritsu Corp.                                                                          6,000               43,838
            Aoyama Trading Co., Ltd.                                                               3,400               83,908
            Ariake Japan Co., Ltd.                                                                 1,210               29,267
            Arisawa Manufacturing Co., Ltd.                                                        1,400               58,397
            Asahi Breweries, Ltd.                                                                 33,200              392,032
            Asahi Denka Kogyo KK                                                                   2,000               19,278
            Asahi Glass Co., Ltd.                                                                 91,000              995,636
            Asahi Kasei Corp.                                                                     83,000              408,507
            Asatsu-Dk, Inc.                                                                        2,600               75,854
        *   Ashikaga Financial Group, Inc.                                                        41,000                  399
            Autobacs Seven Co., Ltd.                                                               1,800               52,537
            Avex, Inc.                                                                             1,000               10,504
            Awa Bank, Ltd.                                                                        10,000               60,859
            Bandai Co., Ltd.                                                                       5,000              101,828
            Bank of Ikeda, Ltd.                                                                      600               30,872
            Bank of Iwate, Ltd.                                                                      600               27,802
            Bank of Kyoto, Ltd.                                                                   20,000              167,276
            Bank of Nagoya, Ltd.                                                                   6,000               30,959
            Bank of Yokohama, Ltd.                                                                84,000              529,470
            Benesse Corp.                                                                          7,700              246,066
            Bosch Automotive Systems Corp.                                                        25,000              117,601
            Bridgestone Corp.                                                                     59,000            1,066,852
            Brother Industries, Ltd.                                                              13,000              104,028
            Calsonic Corp.                                                                        11,000               75,484
            Canon, Inc.                                                                           50,000            2,499,484

            Capcom Co., Ltd.                                                                       2,000               18,982
            Casio Computer Co., Ltd.                                                              18,000              246,546
            Central Glass Co., Ltd.                                                               10,000               68,201
            Central Japan Railway Co.                                                                246            2,009,321
            Chiba Bank, Ltd.                                                                      49,000              311,008
        *   Chiyoda Corp.                                                                          8,000               56,280
            Chubu Electric Power Co., Ltd.                                                        42,900            1,000,800
            Chudenko Corp.                                                                         1,300               18,810
            Chugai Pharmaceutical Co., Ltd.                                                       52,600              825,318
            Chugoku Bank, Ltd.                                                                    13,000              141,899
            Chugoku Electric Power Co., Ltd.                                                      24,100              440,432
        *   Circle K Sunkus Co., Ltd.                                                              5,100              116,591
            Citizen Watch Co., Ltd.                                                               18,000              162,919
            Coca-Cola West Japan Co., Ltd.                                                         4,600              114,503
            Comsys Holdings Corp.                                                                  5,000               42,957
            Cosmo Oil Co., Ltd.                                                                   37,000              107,400
        *   Cosmo Securities Co., Ltd.                                                            13,000               23,530
            Credit Saison Co., Ltd.                                                               10,600              355,961
            CSK Corp.                                                                              4,200              175,076
            Dai Nippon Ink & Chemicals, Inc.                                                      37,000               83,615
            Dai Nippon Pharmaceutical Co., Ltd.                                                    7,000               67,321
            Dai Nippon Printing Co., Ltd.                                                         46,000              686,403
        #   Dai Nippon Screen Mfg. Co., Ltd.                                                      11,000               59,974
            Daicel Chemical Industries, Ltd.                                                      19,000              105,143
            Daido Steel Co., Ltd.                                                                 20,000               54,720
        *   Daiei OMC, Inc.                                                                        6,000               69,979
      # *   Daiei, Inc.                                                                           20,000               39,743
            Daifuku Co., Ltd.                                                                      3,000               17,740
            Daihatsu Motor Co., Ltd.                                                              28,000              215,131
            Dai-Ichi Pharmaceutical Co., Ltd.                                                     16,400              325,944
            Daikin Industries, Ltd.                                                               17,000              448,601
            Daimaru, Inc.                                                                         16,000              133,972
            Daio Paper Corp.                                                                       5,000               45,167
            Daishi Bank, Ltd.                                                                     16,000               61,062
            Daito Trust Construction Co., Ltd.                                                     9,800              442,737
            Daiwa House Industry Co., Ltd.                                                        30,000              321,951
            Daiwa Securities Co., Ltd.                                                            74,000              503,512
            Denki Kagaku Kogyo KK                                                                 22,000               71,179
            Denso Corp.                                                                           76,400            1,826,391
            Dentsu, Inc.                                                                             242              661,871
        *   Diamond City Co., Ltd.                                                                   300                7,765
            Disco Corp.                                                                            1,100               44,655
            Don Quijote Co., Ltd.                                                                    900               56,372
            Dowa Mining Co., Ltd.                                                                 16,000              103,997
            East Japan Railway Co.                                                                   247            1,356,397
            Ebara Corp.                                                                           13,000               57,839
            Edion Corp.                                                                            2,300               20,577
            Elsai Co., Ltd.                                                                       18,600              553,771
            Eneserve Corp.                                                                           700               26,063
            Exedy Corp.                                                                            1,700               29,824
            Ezaki Glico Co., Ltd.                                                                  6,000               42,224
            Familymart Co., Ltd.                                                                   6,000              167,384
            Fanuc, Ltd.                                                                           20,200            1,257,558
            Fast Retailing Co., Ltd.                                                               9,800              736,459

            Fuji Electric Co., Ltd.                                                               40,000              103,254
            Fuji Heavy Industries                                                                 50,000              230,935
            Fuji Oil Co., Ltd.                                                                     3,900               45,854
            Fuji Photo Film Co., Ltd.                                                             30,000            1,053,515
            Fuji Soft ABC, Inc.                                                                    1,800               56,424
            Fuji Television Network, Inc.                                                            252              532,869
            Fujikura, Ltd.                                                                        17,000               76,211
            Fujisawa Pharmaceutical Co., Ltd.                                                     20,500              529,391
            Fujitsu, Ltd.                                                                        127,440              798,387
            Fukui Bank, Ltd.                                                                       7,000               28,428
            Fukuoka Bank, Ltd.                                                                    35,000              221,708
            Fukuyama Transporting Co., Ltd.                                                       11,000               43,458
            Funai Electric Co., Ltd.                                                               2,500              311,137
        *   Furukawa Electric Co., Ltd.                                                           30,000              148,123
            Futaba Industrial Co., Ltd.                                                            2,900               47,037
            Glory, Ltd.                                                                            3,200               50,043
            Goldcrest Co., Ltd.                                                                      300               20,411
            Gunma Bank, Ltd.                                                                      31,000              162,134
            Gunze, Ltd.                                                                            8,000               34,873
            Hachijuni Bank, Ltd.                                                                  30,000              197,892
            Hamamatsu Photonics K.K.                                                               2,900               55,536
        *   Hankyu Corp.                                                                          52,000              200,870
            Hankyu Department Stores, Inc.                                                        10,000               76,361
            Hanshin Electric Railway Co., Ltd.                                                    14,000               46,089
            Heiwa Corp.                                                                            5,200               77,809
            Higo Bank, Ltd.                                                                       14,000               88,256
            Hikari Tsushin, Inc.                                                                   3,800              323,065
        #   Hino Motors, Ltd.                                                                     53,000              351,034
            Hirose Electric Co., Ltd.                                                              2,400              253,270
            Hiroshima Bank, Ltd.                                                                  34,000              167,125
        *   Hisamitsu Pharmaceutical Co., Inc.                                                     4,000               72,874
            Hitachi Cable, Ltd.                                                                   18,000               75,955
            Hitachi Chemical Co., Ltd.                                                            16,200              279,275
        #   Hitachi Construction Machinery Co., Ltd.                                              10,000              123,688
            Hitachi High-Technologies Corp.                                                        8,300              115,071
            Hitachi Information Systems, Ltd.                                                      1,800               48,121
            Hitachi Maxell, Ltd.                                                                   3,700               50,229
            Hitachi Metals, Ltd.                                                                  21,000              119,090
            Hitachi Software Engineering Co., Ltd.                                                 3,000               61,693
            Hitachi Transport System, Ltd.                                                         1,000                8,407
        *   Hitachi Zosen Corp.                                                                   20,000               29,495
            Hitachi, Ltd.                                                                        198,000            1,271,915
            Hokkaido Electric Power Co., Inc.                                                     13,700              260,562
            Hokkoku Bank, Ltd.                                                                    16,000               71,001
            Hokuetsu Paper Mills, Ltd.                                                             4,000               21,650
            Hokugin Financial Group, Inc.                                                         74,000              190,217
            Hokuriku Electric Power Co., Inc.                                                     14,100              252,158
            Honda Motor Co., Ltd.                                                                 62,300            2,980,713
            Hosiden Corp.                                                                          1,900               19,593
            House Foods Corp.                                                                      5,600               79,708
            Hoya Corp.                                                                             6,500              675,548
            Hyakugo Bank, Ltd.                                                                    11,000               62,899
            Hyakujishi Bank, Ltd.                                                                 19,000              111,618
        #   Ibiden Co., Ltd.                                                                       6,200              105,677

            Isetan Co., Ltd.                                                                      12,300              143,045
            Ishihara Sangyo Kaisha, Ltd.                                                          12,000               26,881
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                        58,000               78,915
      # *   Isuzu Motors, Ltd.                                                                    58,000              172,330
            ITO EN, Ltd.                                                                           2,800              138,396
        *   Itochu Corp.                                                                          96,000              434,542
            Itochu Techno-Science Corp.                                                            4,200              169,981
            Itoham Foods, Inc.                                                                     6,000               29,024
            Ito-Yokado Co., Ltd.                                                                  27,000            1,066,481
            Iyo Bank, Ltd.                                                                        18,000              131,344
            Izumi Co., Ltd.                                                                        2,500               53,296
      # *   Japan Airlines System Corp.                                                          242,000              686,043
            Japan Airport Terminal Co., Ltd.                                                       3,000               28,172
            Japan Aviation Electronics Industry, Ltd.                                              4,000               36,737
            JFE Holdings, Inc.                                                                    35,200            1,010,055
        *   JFE Shoji Holdings, Inc.                                                               9,000               49,292
            JGC Corp.                                                                             15,000              128,546
            Joyo Bank, Ltd.                                                                       50,000              233,936
            Jsr Corp., Tokyo                                                                      17,100              353,831
            Juroku Bank, Ltd.                                                                     18,000               77,394
            Kadokawa Holdings, Inc.                                                                  800               30,559
            Kagoshima Bank, Ltd.                                                                   9,000               54,232
            Kajima Corp.                                                                          59,000              255,007
        #   Kaken Pharmaceutical Co., Ltd.                                                         3,000               18,857
            Kamigumi Co., Ltd.                                                                    14,000              108,505
            Kandenko Co., Ltd.                                                                     4,000               21,188
        *   Kanebo, Ltd.                                                                           1,900               22,605
            Kaneka Corp.                                                                          21,000              230,135
      # *   Kankaku Securities Co., Ltd.                                                          86,000              163,832
            Kansai Electric Power Co., Inc.                                                       66,700            1,295,111
            Kansai Paint Co., Ltd., Osaka                                                         16,000               96,491
            Kao Corp.                                                                             33,000              793,724
            Katokichi Co., Ltd.                                                                    2,000               37,690
            Kawasaki Heavy Industries, Ltd.                                                       67,000              100,861
            Kawasaki Kisen Kaisha, Ltd.                                                           35,000              233,855
            KDDI Corp.                                                                               334            1,644,823
            Keihin Corp.                                                                           2,600               36,331
        #   Keihin Electric Express Railway Co., Ltd.                                             29,000              171,251
            Keio Electric Railway Co., Ltd.                                                       34,000              190,778
            Keisei Electric Railway Co., Ltd.                                                     14,000               54,819
            Keiyo Bank, Ltd.                                                                       2,000                7,105
            Keyence Corp.                                                                          3,200              721,838
            Kikkoman Corp.                                                                         9,000               82,042
            Kinden Corp.                                                                          14,000              103,101
            Kinki Nippon Railway Co., Ltd.                                                        95,280              315,446
        *   Kirin Beverage Corp.                                                                     900               20,753
            Kirin Brewery Co., Ltd.                                                               70,000              670,302
            Kissei Pharmaceutical Co., Ltd.                                                        2,000               41,897
        *   Kobayashi Pharmaceutical Co., Ltd.                                                     1,800               47,565
            Kobe Steel, Ltd.                                                                     185,000              281,524
            Koei Co., Ltd.                                                                         2,800               69,109
            Koito Manufacturing Co., Ltd.                                                          7,000               57,728
            Kokuyo Co., Ltd.                                                                       6,000               68,848
            Komatsu, Ltd.                                                                         55,000              373,371

            Komeri Co., Ltd.                                                                       2,300               59,132
            Komori Corp.                                                                           4,000               55,196
            Konami Co., Ltd.                                                                       8,600              186,988
            Konica Corp.                                                                          34,000              435,449
            Kose Corp.                                                                             2,450               96,181
        #   Koyo Seiko Co.                                                                        13,000              164,775
            Kubota Corp.                                                                          88,000              434,559
            Kuraray Co., Ltd.                                                                     20,000              164,591
        #   Kuraya Sanseido, Inc.                                                                 11,300              104,884
            Kurita Water Industries, Ltd.                                                          7,000               97,115
            Kyocera Corp.                                                                         11,500              806,354
            KYORIN Pharmaceutical Co., Ltd.                                                        4,000               57,104
            Kyowa Exeo Corp.                                                                       5,000               44,031
            Kyowa Hakko Kogyo Co., Ltd.                                                           24,000              171,288
            Kyushu Electric Power Co., Inc.                                                       28,300              560,949
            Lawson Inc.                                                                            8,100              291,510
        #   Lion Corp.                                                                            14,000               77,736
        #   Lopro Corp.                                                                            2,100               15,487
            Mabuchi Motor Co., Ltd.                                                                3,400              233,461
            Makita Corp.                                                                           8,000              123,568
            Marubeni Corp.                                                                        83,000              234,902
            Marui Co., Ltd.                                                                       21,500              284,075
            Maruichi Steel Tube, Ltd.                                                              4,000               70,144
            Matsumotokiyoshi Co., Ltd.                                                             2,400               66,578
            Matsushita Electric Industrial Co., Ltd.                                             145,188            2,155,397
            Matsushita Electric Works, Ltd.                                                       72,000              616,191
        #   Mazda Motor Corp.                                                                     89,000              273,017
            Meiji Dairies Corp.                                                                   16,000               89,834
            Meiji Seika Kaisha, Ltd. Tokyo                                                        17,000               74,752
            Meitec Corp.                                                                           1,800               63,268
            Millea Holdings, Inc.                                                                    117            1,647,452
            Minebea Co., Ltd.                                                                     18,000               72,238
            Misumi Corp.                                                                           1,900               54,707
            Mitsubishi Chemical Corp.                                                            142,000              422,477
            Mitsubishi Corp.                                                                     114,500            1,446,586
            Mitsubishi Electric Corp.                                                            136,000              665,279
            Mitsubishi Estate Co., Ltd.                                                           88,000              991,545
            Mitsubishi Gas Chemical Co., Inc.                                                     27,000              127,696
            Mitsubishi Heavy Industries, Ltd.                                                    201,000              575,209
            Mitsubishi Logistics Corp.                                                             7,000               65,040
            Mitsubishi Materials Corp.                                                            60,000              124,367
      # *   Mitsubishi Motors Corp.                                                              168,000              180,831
        #   Mitsubishi Paper Mills, Ltd.                                                          13,000               20,052
            Mitsubishi Pharma Corp.                                                               43,000              396,364
            Mitsubishi Rayon Co., Ltd.                                                            30,000              101,693
        #   Mitsubishi Securities Co., Ltd.                                                       48,000              513,121
            Mitsubishi Tokyo Financial Group, Inc.                                                   491            4,643,233
            Mitsui & Co., Ltd.                                                                   103,000              890,741
            Mitsui Chemicals, Inc.                                                                50,000              261,649
            Mitsui Engineering and Shipbuilding Co., Ltd.                                         36,000               60,018
            Mitsui Fudosan Co., Ltd.                                                              41,000              477,474
            Mitsui Marine & Fire Insurance Co., Ltd.                                              90,790              797,991
            Mitsui Mining and Smelting Co., Ltd.                                                  26,000              108,253
            Mitsui O.S.K. Lines, Ltd.                                                             79,000              489,076

            Mitsui Trust Holdings                                                                 59,000              448,456
            Mitsukoshi, Ltd.                                                                      23,000              110,067
            Mitsumi Electric Co., Ltd.                                                             3,700               40,854
            Mizuho Holdings, Inc.                                                                    964            4,184,053
            Mori Seiki Co., Ltd.                                                                   4,000               34,848
            Morinaga Milk Industry Co., Ltd.                                                       8,000               32,229
            Murata Manufacturing Co., Ltd.                                                        12,700              665,278
            Musashino Bank, Ltd.                                                                   1,300               52,004
            Nagase & Co., Ltd.                                                                     4,000               31,613
        #   Nagoya Railroad Co., Ltd.                                                             40,000              138,724
            Namco, Ltd.                                                                            4,400               54,011
            Nanto Bank, Ltd.                                                                      15,000               72,509
            NEC Corp.                                                                            116,000              638,833
            NEC Fielding, Ltd.                                                                     2,700               51,482
            NEC Soft, Ltd.                                                                         1,300               33,096
            Net One Systems Co., Ltd.                                                                 26              105,973
            NGK Insulators, Ltd.                                                                  22,000              182,513
            NGK Spark Plug Co., Ltd.                                                              14,000              136,256
            NHK Spring Co., Ltd.                                                                  14,000               92,358
            Nichicon Corp.                                                                         3,700               45,788
            Nichii Gakkan Co.                                                                      1,760               59,941
            Nichirei Corp.                                                                        13,000               48,448
            Nidec Corp.                                                                            5,200              605,914
            Nifco, Inc.                                                                            2,000               30,685
            Nikko Cordial Corp.                                                                  130,000              646,268
            Nikon Corp.                                                                           22,000              242,810
            Nintendo Co., Ltd., Kyoto                                                             10,400            1,255,949
            Nippon Electric Glass Co., Ltd.                                                       10,000              259,307
            Nippon Express Co., Ltd.                                                              70,000              329,336
            Nippon Kayaku Co., Ltd.                                                                9,000               49,174
            Nippon Light Metal Co., Ltd.                                                          24,000               62,546
            Nippon Meat Packers, Inc., Osaka                                                      14,000              180,909
            Nippon Mining Holdings, Inc.                                                          56,000              279,373
            Nippon Mitsubishi Oil Corp.                                                           90,000              590,662
            Nippon Paint Co., Ltd.                                                                 8,000               32,130
            Nippon Sanso Corp.                                                                    22,000              122,151
            Nippon Sheet Glass Co., Ltd.                                                          20,000               76,886
        *   Nippon Shinpan Co., Ltd.                                                              13,000               45,973
            Nippon Shokubai Co., Ltd.                                                              9,000               73,880
            Nippon Steel Corp.                                                                   414,000            1,018,376
            Nippon Suisan Kaisha, Ltd.                                                            13,000               42,393
            Nippon System Development Co., Ltd.                                                      900               16,181
            Nippon Telegraph & Telephone Corp.                                                     2,009            9,001,153
            Nippon Television Network Corp.                                                        2,070              299,228
            Nippon Unipac Holding, Tokyo                                                              68              306,740
            Nippon Yusen KK                                                                       82,000              436,170
            Nipponkoa Insurance Co., Ltd.                                                         47,000              283,383
            Nishimatsu Construction Co., Ltd.                                                     10,000               31,361
            Nishimatsuya Chain Co., Ltd.                                                             800               29,367
            Nishi-Nippon Bank, Ltd.                                                               39,000              168,203
            Nishi-Nippon Railroad Co., Ltd.                                                       17,000               52,989
            Nissan Chemical Industries, Ltd.                                                      10,000               78,033
            Nissan Motor Co., Ltd.                                                               427,500            4,489,876
            Nissan Shatai Co., Ltd.                                                                3,000               23,487

            Nissay Dowa General Insurance Co., Ltd.                                               25,000              116,599
            Nisshin Seifun Group, Inc.                                                            12,000              131,526
            Nisshin Steel Co., Ltd.                                                               52,000              123,920
            Nisshinbo Industries, Inc.                                                             9,000               61,514
        *   Nissho Iwai-Nichmen Holdings Corp.                                                    10,000               42,018
            Nissin Food Products Co., Ltd.                                                         8,400              209,046
            Nitto Denko Corp.                                                                      9,400              487,689
            NOK Corp.                                                                             14,000              404,948
            Nomura Research Institute, Ltd.                                                        3,600              318,736
            Nomura Securities Co., Ltd.                                                          110,000            1,532,266
            Noritake Co., Ltd.                                                                     4,000               16,382
            NSK, Ltd.                                                                             28,000              130,019
            NTN Corp.                                                                             22,000              121,892
            NTT Data Corp.                                                                           293              867,745
            NTT Docomo, Inc.                                                                       5,561            9,647,784
            Obayashi Corp.                                                                        43,000              266,762
            Obic Co., Ltd.                                                                           500               99,839
            Odakyu Electric Railway Co., Ltd.                                                     41,000              229,222
            Ogaki Kyoritsu Bank, Ltd.                                                             13,000               69,043
            Oji Paper Co., Ltd.                                                                   69,000              392,622
            Okamura Corp.                                                                          1,000                8,331
        *   Okasan Securities Co., Ltd.                                                            8,000               42,558
        *   Oki Electric Industry Co., Ltd.                                                       30,000              118,102
            Okumura Corp.                                                                         11,000               60,598
            Olympus Optical Co., Ltd.                                                             15,000              288,771
            Omron Corp.                                                                           14,600              333,021
            Ono Pharmaceutical Co., Ltd.                                                           7,800              412,609
            Onward Kashiyama Co., Ltd.                                                            10,000              135,784
            Oracle Corp. Japan                                                                    16,200              808,569
        *   Orient Corp.                                                                          31,000               80,997
            Oriental Land Co., Ltd.                                                                9,400              606,853
            Orix Corp.                                                                             4,260              541,418
            Osaka Gas Co., Ltd.                                                                  143,000              436,380
            OSG Corp.                                                                              4,000               46,239
        *   Otsuka Corp.                                                                           1,600               85,601
            Paris Miki, Inc.                                                                       1,900               40,927
            Park24 Co., Ltd.                                                                       1,500               28,068
        *   Park24 Co., Ltd.                                                                       1,500               27,112
            Pioneer Electronic Corp.                                                              10,100              188,836
            Promise Co., Ltd.                                                                      6,500              453,464
            Q.P. Corp.                                                                             6,000               52,584
            Rengo Co., Ltd.                                                                       12,000               54,997
        *   Resona Holdings, Inc.                                                              1,333,000            2,354,192
            Ricoh Co., Ltd., Tokyo                                                                43,000              759,915
            Rinnai Corp.                                                                           3,000               75,606
            Rohm Co., Ltd.                                                                         6,900              652,479
            Round One Corp.                                                                           25               55,237
            Ryoshoku, Ltd.                                                                         1,700               53,391
            Sagami Railway Co., Ltd.                                                              19,000               62,157
            Saizeriya Co., Ltd.                                                                    1,300               22,534
            San In Godo Bank, Ltd.                                                                 8,000               64,159
            Sanden Corp.                                                                           7,000               41,371
            Sanken Electric Co., Ltd.                                                              6,000               75,647
            Sankyo Co, Ltd.                                                                        8,100              364,462

            Sankyo Co., Ltd.                                                                      26,300              514,345
        *   Sankyo Seiki Manufacturing Co., Ltd.                                                   5,000               43,958
        #   Sanrio Co., Ltd.                                                                       3,000               27,079
            Santen Pharmaceutical Co., Ltd.                                                        4,100               79,827
            Sanwa Shutter Corp.                                                                   10,000               55,804
            Sanyo Electric Co., Ltd.                                                             114,000              374,380
        #   Sapporo Breweries, Ltd.                                                               19,000               82,043
            Sapporo Hokuyo Holdings, Inc.                                                             17              118,844
            Secom Co., Ltd.                                                                       13,000              512,280
        *   Sega Sammy Holdings, Inc.                                                              3,024              160,327
            Seibu Railway Co., Ltd.                                                               38,000              125,349
        #   Seiko Corp.                                                                            3,000               15,522
            Seino Transportation Co., Ltd.                                                        10,000               90,773
        *   Seiyu, Ltd.                                                                           28,000               66,647
            Sekisui Chemical Co., Ltd.                                                            35,000              229,164
            Sekisui House, Ltd.                                                                   50,000              550,862
            Seven-Eleven Japan Co., Ltd.                                                          89,200            2,713,857
            Seventy-seven (77) Bank, Ltd.                                                         20,000              130,120
            SFCG Co., Ltd.                                                                           870              214,135
            Sharp Corp. Osaka                                                                     68,000            1,088,794
            Shiga Bank, Ltd.                                                                      11,000               60,039
            Shikoku Bank, Ltd.                                                                     9,000               51,607
            Shikoku Electric Power Co., Inc.                                                      16,200              307,208
            Shima Seiki Manufacturing Co., Ltd.                                                    1,500               49,365
            Shimachu Co., Ltd.                                                                     2,200               52,194
            Shimadzu Corp.                                                                        12,000               67,254
            Shimamura Co., Ltd.                                                                    2,400              178,675
            Shimano, Inc.                                                                          7,700              204,413
            Shimizu Corp.                                                                         52,000              266,130
            Shin-Etsu Chemical Co., Ltd.                                                          26,200            1,012,355
            Shinko Electric Industries Co., Ltd.                                                   1,600               42,985
            Shinko Securities Co., Ltd.                                                           47,000              141,817
            Shionogi & Co., Ltd.                                                                  21,000              282,357
            Shiseido Co., Ltd.                                                                    27,000              371,811
            Shizuoka Bank, Ltd.                                                                   45,000              395,292
            Showa Corp.                                                                            2,300               26,877
            Showa Denko KK                                                                        59,000              143,547
            Showa Shell Sekiyu KK                                                                 35,100              315,579
            Skylark Co., Ltd.                                                                      6,500              110,057
            SMBC Friend Securities Co., Ltd.                                                      16,500              114,249
            SMC Corp.                                                                              4,700              516,437
        *   Snow Brand Milk Products Co., Ltd.                                                    12,000               36,847
        #   Softbank Corp.                                                                        27,900            1,368,580
        *   Sohgo Security Services Co.,Ltd.                                                       4,400               62,595
            Sony Corp.                                                                            51,800            1,881,415
            Square Enix Co., Ltd.                                                                  9,500              276,277
            Stanley Electric Co., Ltd.                                                            10,300              166,164
            Sumisho Computer Systems Corp.                                                         1,600               33,610
            Sumitomo Bakelite Co., Ltd.                                                           12,000               69,722
            Sumitomo Chemical Co., Ltd.                                                          106,000              527,156
            Sumitomo Corp.                                                                        80,000              673,327
            Sumitomo Corporation's Leasing, Ltd.                                                   2,000               77,088
            Sumitomo Electric Industries, Ltd.                                                    44,000              460,008
            Sumitomo Forestry Co., Ltd.                                                            8,000               70,065

        *   Sumitomo Heavy Industries, Ltd.                                                       31,000              101,181
            Sumitomo Metal Industries, Ltd. Osaka                                                314,000              417,442
            Sumitomo Metal Mining Co., Ltd.                                                       30,000              224,287
        #   Sumitomo Mitsui Financial Group, Inc.                                                    250            1,736,739
            Sumitomo Osaka Cement Co., Ltd.                                                       14,000               30,791
            Sumitomo Real Estate Sales Co., Ltd.                                                   1,200               52,792
            Sumitomo Realty & Development Co., Ltd.                                               29,000              355,600
            Sumitomo Rubber                                                                       16,000              134,637
            Sumitomo Special Metals Co., Ltd.                                                      3,000               51,030
            Sumitomo Trust & Banking Co., Ltd.                                                   113,000              752,809
            Sundrug Co., Ltd.                                                                        200                6,226
            Suruga Bank, Ltd.                                                                     12,000               92,681
            Suzuken Co., Ltd.                                                                      6,980              164,067
            Suzuki Motor Corp.                                                                    44,800              807,806
            Sysmex Corp.                                                                             800               31,862
        *   T&D Holdings, Inc.                                                                     5,900              275,500
            Taiheiyo Cement Corp.                                                                 45,000              112,452
            Taisei Corp.                                                                          59,000              232,607
            Taisho Pharmaceutical Co., Ltd.                                                       30,000              576,708
            Taiyo Yuden Co., Ltd.                                                                  5,000               50,828
            Takara Shuzo Co., Ltd.                                                                10,000               67,285
            Takara Standard Co., Ltd.                                                              5,000               29,512
            Takashimaya Co., Ltd.                                                                 16,000              151,280
            Takeda Chemical Industries, Ltd.                                                      49,000            2,405,611
            Takefuji Corp.                                                                        10,350              674,376
            Takuma Co., Ltd.                                                                       2,000               14,512
      # *   TC Properties Co., Ltd.                                                               61,900              165,064
            TDK Corp.                                                                              7,500              535,713
            Teijin, Ltd.                                                                          50,000              214,428
            Teikoku Oil Co., Ltd.                                                                 16,000               86,847
            Terumo Corp.                                                                          13,000              332,791
            THK Co., Ltd.                                                                          5,800              105,635
            TIS, Inc.                                                                              2,000               84,512
            Tobu Railway Co., Ltd.                                                                43,000              159,720
            Toda Corp.                                                                            14,000               62,497
            Toho Co., Ltd.                                                                        11,200              179,495
            Toho Gas Co., Ltd.                                                                    29,000               93,558
            Tohuku Electric Power Co., Inc.                                                       30,600              543,206
            Tokai Rika Co., Ltd.                                                                   4,000               62,655
            Tokai Rubber Industries, Ltd.                                                          4,000               52,054
            Tokuyama Corp.                                                                        11,000               62,868
            Tokyo Broadcasting System, Inc.                                                       11,200              177,289
            Tokyo Electric Power Co., Ltd                                                         83,900            2,005,500
            Tokyo Electron, Ltd.                                                                  10,100              552,672
            Tokyo Gas Co., Ltd.                                                                  159,000              637,906
            Tokyo Seimitsu Co., Ltd.                                                               1,600               48,966
            Tokyo Steel Manufacturing Co., Ltd.                                                   10,100              164,687
            Tokyo Style Co., Ltd.                                                                  4,000               44,712
            Tokyo Tatemono Co., Ltd.                                                              12,000               77,284
            Tokyo Tomin Bank, Ltd.                                                                 1,300               27,175
        #   Tokyu Corp.                                                                           66,000              335,375
        *   Tokyu Land Corp.                                                                      20,000               70,580
        *   Tomen Corp.                                                                           35,000               49,853
            TonenGeneral Sekiyu KK                                                                24,000              222,738

            Toppan Forms Co., Ltd.                                                                 3,500               41,754
            Toppan Printing Co., Ltd.                                                             43,000              446,257
            Toray Industries, Inc.                                                                85,000              373,404
            Toshiba Corp.                                                                        187,000              792,413
            Toshiba TEC Corp.                                                                     11,000               48,907
            Tosoh Corp.                                                                           37,000              161,932
            Tostem Inax Holding Corp.                                                             20,740              365,944
            Toto, Ltd.                                                                            22,000              196,114
            Toyo Ink Manufacturing Co., Ltd.                                                       7,000               24,752
            Toyo Seikan Kaisha, Ltd.                                                              13,300              216,780
            Toyo Suisan Kaisha, Ltd.                                                               5,000               64,509
            Toyobo Co., Ltd.                                                                      37,000               83,336
            Toyoda Gosei Co., Ltd.                                                                10,100              189,925
            Toyota Auto Body Co., Ltd.                                                             3,700               60,839
            Toyota Industries Corp.                                                               15,300              351,715
            Toyota Motor Credit Corp.                                                            240,500            8,969,225
            Toyota Tsusho Corp.                                                                   18,000              270,823
            Trans Cosmos, Inc.                                                                     1,000               34,192
            Trend Micro Inc.                                                                       9,500              495,626
            Tsumura & Co.                                                                          2,000               30,486
        *   Ube Industries, Ltd.                                                                  37,000               60,279
            UFJ Holdings, Inc.                                                                       356            1,879,090
            UFJ Tsubasa Securities Co. Ltd.                                                       36,000              153,023
            Uni-Charm Corp.                                                                        4,600              212,914
            Uniden Corp.                                                                           3,000               62,805
            Union Tool Co.                                                                           800               26,845
            UNY Co., Ltd.                                                                          9,000               97,235
            Ushio Inc.                                                                             7,000              128,035
            USS Co., Ltd.                                                                          1,720              153,326
            Victor Co. of Japan, Ltd.                                                             16,000              110,089
            Vodafone Holdings KK                                                                      94              259,216
            Wacoal Corp.                                                                           7,000               78,608
            World Co., Ltd.                                                                        2,000               68,976
            Xebio Co., Ltd.                                                                          800               24,247
      # *   Yahoo Japan Corp.                                                                        535            2,456,711
            Yakult Honsha Co., Ltd.                                                               10,000              171,013
            Yamada Denki Co., Ltd.                                                                 5,300              227,098
            Yamaguchi Bank, Ltd.                                                                  10,000              101,468
            Yamaha Corp.                                                                          12,700              178,689
            Yamaha Motor Co., Ltd.                                                                21,000              307,571
            Yamanashi Chuo Bank, Ltd.                                                              6,000               35,333
            Yamanouchi Pharmaceutical Co., Ltd.                                                   22,200              808,699
            Yamato Transport Co., Ltd.                                                            28,000              398,634
            Yamazaki Baking Co., Ltd.                                                             12,000              108,592
            Yaskawa Electric Corp.                                                                 8,000               39,714
            Yasuda Fire & Marine Insurance Co., Ltd.                                              66,000              631,052
            Yasuda Trust & Banking Co., Ltd.                                                     537,000              951,270
            Yokogawa Electric Corp.                                                               14,000              194,013
            Yokohama Rubber Co., Ltd.                                                             14,000               48,984
            York-Benimaru Co., Ltd.                                                                1,800               49,655
            Zeon Corp.                                                                            11,000               88,269
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $192,887,012)                                                                                          190,076,399
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Japanese Yen                                                                                              199,927
                                                                                                           ------------------
   (Cost $199,536)
   TOTAL -- JAPAN
     (Cost $193,086,548)                                                                                          190,276,326
                                                                                                           ------------------

   FRANCE -- (8.7%)
   COMMON STOCKS -- (8.7%)
            Accor SA                                                                              10,940              466,156
            AGF (Assurances Generales de France SA)                                               13,925              957,165
            Air France                                                                            22,821              432,120
            Air Liquide SA                                                                         6,105            1,056,072
            Air Liquide SA                                                                        11,393            1,939,666
        *   Alcatel SA                                                                            71,900            1,118,493
        *   Alstom SA                                                                            281,136              213,160
            Arcelor SA                                                                            29,800              656,589
        *   Atos Origin                                                                            4,218              279,835
            AXA                                                                                  115,395            2,702,655
            BNP Paribas SA                                                                        50,518            3,512,574
            Bollore Technologies SA                                                                  203               83,479
        #   Bouygues                                                                              24,950            1,073,481
        *   Business Objects SA                                                                    5,500              128,402
        *   Cap Gemini SA                                                                          7,550              243,677
            Carrefour                                                                             41,362            1,964,957
            Casino Guichard Perrachon                                                              9,368              720,456
            Cie Generale D'Optique Essilor Intenational SA                                         5,570              380,889
            Clarins SA                                                                               872               48,315
            Compagnie de Saint-Gobain                                                             19,436            1,105,765
            Compagnie Francaise d'Etudes et de Construction Technip SA                             1,790              299,780
            Dassault Systemes SA                                                                   9,108              471,763
            Dior (Christian) SA                                                                   15,908            1,000,977
            Eiffage SA                                                                             1,860              185,575
            Euler-Hermes SA                                                                        2,605              170,654
            Faurecia SA                                                                              941               70,378
            Fimalac SA                                                                               560               25,382
            France Telecom SA                                                                    231,887            7,272,608
            Gecina SA                                                                              4,698              443,851
            Generale des Establissements Michelin SA Series B                                      8,009              462,976
            Groupe Danone                                                                         15,284            1,363,887
            Havas SA                                                                              17,517               96,799
            Hermes International SA                                                                3,784              695,523
            Imerys SA                                                                              5,009              382,887
        *   JC Decaux SA                                                                          16,613              441,515
            Klepierre SA                                                                           1,862              159,498
            LaFarge SA                                                                            10,032              942,360
            LaFarge SA Prime Fidelity                                                              8,912              837,995
            Lagardere S.C.A. SA                                                                    7,700              550,216
            L'Oreal                                                                               61,197            4,426,234
        #   LVMH (Louis Vuitton Moet Hennessy)                                                    42,323            3,010,993
            Metropole Television SA                                                                8,968              232,603
            Neopost SA                                                                             1,118               80,550

            NRJ Group                                                                                972               21,136
            Pernod-Ricard SA                                                                       4,212              629,755
            Peugeot SA                                                                            15,625              954,764
            Pinault Printemps Redoute SA                                                           9,480              985,080
            Publicis Groupe                                                                       14,334              473,012
            Remy Cointreau SA                                                                      1,518               56,188
            Renault SA                                                                            19,269            1,577,550
            Rexel SA                                                                               4,797              242,838
            SA Des Galeries Lafayette                                                                847              190,554
        #   Sagem SA                                                                               2,355              216,883
            Sanofi Synthelabo                                                                     98,257            7,397,727
            Schneider SA                                                                          12,889              896,130
        *   Scor SA                                                                               28,551               53,069
            SEB SA Prime Fidelite 2002                                                               953               96,356
            SEB SA Prime Fidelity                                                                    990              100,655
            Societe BIC SA                                                                         3,600              175,020
            Societe des Ciments de Francais                                                          737               64,710
            Societe Generale d'Enterprise SA                                                       4,640              575,035
            Societe Generale Paris                                                                27,434            2,649,448
            Societe Television Francaise 1                                                        16,369              521,540
            Sodexho Alliance SA                                                                   10,509              319,761
            Somfy Interational SA                                                                    134               28,293
            Ste des Autoroutes du Sud de la France                                                24,266            1,194,017
            Stmicroelectronics NV                                                                 53,696            1,076,875
            Suez (ex Suez Lyonnaise des Eaux)                                                     58,019            1,364,101
            Thales SA                                                                             15,382              658,888
            Thomson Multimedia                                                                    15,000              360,286
        #   Total SA                                                                              35,906            7,860,972
            Unibail SA                                                                             2,500              355,705
            Valeo SA                                                                               5,000              197,968
            Veolia Environnement SA                                                               27,698              872,989
        *   Vivendi Universal SA                                                                  59,936            1,766,224
            Wendel Investissement                                                                  3,661              234,693
            Zodiac SA                                                                              4,460              183,972
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $65,281,183)                                                                                            77,061,104
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                           2,377                2,654
        *   Havas SA Rights 10/06/04                                                                   3                    1
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $4,469)                                                                                                      2,655
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $65,285,652)                                                                                            77,063,759
                                                                                                           ------------------

   GERMANY -- (6.5%)
   COMMON STOCKS -- (6.5%)
            Aachener und Muenchener Beteiligungs AG                                                4,481              338,637
            Adidas-Salomon AG                                                                      2,400              376,376
      # *   Aixtron AG                                                                             2,400               10,739

            Allianz AG                                                                            24,396            3,049,948
            Altana AG                                                                             12,941              706,887
            BASF AG                                                                               31,350            2,116,598
            Bayer AG                                                                              41,798            1,326,335
            Bayerische Motorenwerke AG                                                            55,474            2,351,213
        *   Bayerische Vereinsbank AG                                                             46,769            1,042,687
        #   Beiersdorf AG                                                                         11,217            1,211,198
        *   Commerzbank AG                                                                        38,604              771,714
            Continental AG                                                                         7,400              451,691
        *   D. Logistics AG                                                                        1,200                2,156
            DaimlerChrysler AG                                                                    60,804            2,721,154
            Deutsche Bank AG                                                                      33,308            2,821,021
            Deutsche Boerse AG                                                                     5,900              349,419
        *   Deutsche Lufthansa AG                                                                 40,705              577,101
            Deutsche Post AG                                                                     125,745            2,657,116
        *   Deutsche Telekom AG                                                                  345,063            7,314,158
            Douglas Holding AG                                                                     1,500               49,631
            E.ON AG                                                                               39,605            3,335,162
        *   Epcos AG                                                                               2,800               44,462
            Fraport AG                                                                             7,360              286,738
        *   Freenet.De AG                                                                          2,562               55,350
            Fresenius Medical Care AG                                                              6,183              483,956
            Gehe AG                                                                                8,880              680,189
            Hannover Rueckversicherungs AG                                                        11,051              399,244
        *   Heidelberger Druckmaschinen AG                                                         5,055              172,796
            Heidelberger Zement AG                                                                 7,569              429,523
            Hochtief AG                                                                            3,334               99,017
        *   Hypo Real Estate Holding AG                                                            6,387              247,354
        *   Infineon Technologies AG                                                              43,704              482,220
            K & S Aktiengesellschaft AG                                                            1,904               96,985
        #   Karstadt Quelle AG                                                                     7,555               77,608
            Linde AG                                                                               9,032              554,943
            MAN AG                                                                                 9,287              352,782
            Medion AG                                                                              2,850               57,797
            Merck KGAA                                                                             2,700              155,468
            Metro AG                                                                              34,133            1,721,613
        *   MG Technologies AG                                                                    11,945              141,075
            Munchener Rueckversicherungs-Gesellschaft AG                                          15,448            1,753,465
            Oldenburgische Landesbank AG                                                             969               83,710
            Preussag AG                                                                           11,487              256,051
            Puma AG                                                                                  800              221,410
            Rwe AG (Neu)                                                                             800               36,333
            Rwe AG (NEU) Series A                                                                 34,998            1,860,654
            SAP AG (Systeme Anwendungen Produkte in der Datenverarbeitung)                        24,232            4,318,997
            Schering AG                                                                           11,250              800,567
            Schwarz Pharma AG                                                                        793               32,910
        *   SGL Carbon AG                                                                          1,750               23,004
            Siemens AG                                                                            49,807            3,982,772
            Stada Arzneimittel AG                                                                  2,242               59,057
            Suedzucker AG                                                                         14,706              297,085
            ThyssenKrupp AG                                                                       40,548              881,054
      # *   T-Online International AG                                                            143,382            1,787,714
            United Internet AG                                                                     1,321               34,588

            Volkswagen AG                                                                         22,746            1,023,261
        *   WCM Beteiligungs AG                                                                   11,608               20,215
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $55,106,838)                                                                                            57,592,908
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   D. Logistics AG Rights 12/06/04                                                        1,200                    0
        *   Karstadt Quelle AG Rights 12/09/04                                                     7,555               17,973
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $45,433)                                                                                                    17,973
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $55,152,271)                                                                                            57,610,881
                                                                                                           ------------------

   SWITZERLAND -- (6.4%)
   COMMON STOCKS -- (6.4%)
        *   ABB, Ltd.                                                                            157,197              971,992
        *   Actelion, Ltd.                                                                         1,600              147,516
            Adecco SA                                                                             17,501              872,001
            Baloise-Holding                                                                        3,300              138,723
            BKW FMB Energie AG                                                                       366              221,983
        *   Ciba Spezialitaetenchemie Holding AG                                                   4,921              356,150
            Cie Financiere Richemont AG Series A                                                  46,023            1,400,674
            Clariant AG                                                                           15,571              242,380
        *   Credit Swisse Group                                                                   85,965            3,356,007
        *   Fischer (Georg) AG, Schaffhausen                                                         145               37,434
        *   Forbo Holding AG, Eglisau                                                                102               28,506
            Geberit AG                                                                               314              221,563
        #   Givaudan SA                                                                              573              378,739
            Holcim, Ltd.                                                                          19,499            1,116,719
            Julius Baer Holding AG                                                                   610              180,171
        *   Kudelski SA                                                                            3,084              115,812
            Kuehne & Nagel International AG                                                        2,432              502,031
            Kuoni Reisen Holding AG                                                                  180               76,391
        *   Lindt & Spruengli AG                                                                      10              138,681
        *   Logitech International SA                                                              3,319              195,481
            Lonza Group AG                                                                         2,970              160,546
            Nestle SA, Cham und Vevey                                                             27,965            7,172,044
            Nobel Biocare Holding AG                                                               1,832              329,027
            Novartis AG                                                                          224,186           10,739,760
            Phonak Holding AG                                                                      4,487              141,590
            Publicitas Holding SA, Lausanne                                                          104               30,346
            Roche Holding AG Bearer                                                               22,718            2,731,796
            Roche Holding AG Genusschein                                                          48,507            5,099,484
            Schindler Holding AG                                                                     210               74,488
            Schindler Holding AG                                                                   1,545              573,409
            Serono SA                                                                              1,342              862,666
            Societe Generale de Surveillance Holding SA                                              853              569,579
            Straumann Holding AG                                                                   1,706              371,643
            Sulzer AG, Winterthur                                                                    165               62,676
            Swatch Group AG                                                                        2,692              370,743

        *   Swiss Life AG                                                                          2,440              320,491
            Swiss Reinsurance Co., Zurich                                                         22,251            1,486,284
            Swisscom AG                                                                            9,343            3,665,909
        *   Syngenta AG                                                                            8,013              848,999
        #   Synthes, Inc.                                                                         10,130            1,096,571
            Tecan Group AG                                                                           627               17,101
            The Swatch Group AG                                                                   18,164              511,285
            UBS AG                                                                                82,427            6,671,650
            Unaxis Holding AG                                                                        912               96,360
            Valora Holding AG                                                                        209               50,654
        *   Zurich Financial SVCS AG                                                               9,902            1,523,599
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,337,301)                                                                                            56,277,654
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                5,297
                                                                                                           ------------------
   (Cost $4,989)
   TOTAL -- SWITZERLAND
     (Cost $43,342,290)                                                                                            56,282,951
                                                                                                           ------------------

   AUSTRALIA -- (4.9%)
   COMMON STOCKS -- (4.9%)
            Amcor, Ltd.                                                                           62,654              359,118
            AMP, Ltd.                                                                            133,761              710,464
            Ansell, Ltd.                                                                          12,403               87,916
            APN News & Media, Ltd.                                                                41,988              161,982
            Aristocrat Leisure, Ltd.                                                              46,013              313,576
        #   Australand Property Group                                                             52,535               73,923
            Australia & New Zealand Banking Group, Ltd.                                          129,724            2,015,012
            Australian Gas Light Co.                                                              31,475              315,349
            Australian Stock Exchange, Ltd.                                                        5,600               81,069
            AWB, Ltd.                                                                             24,478               89,984
            AXA Asia Pacific Holdings, Ltd.                                                      209,778              648,845
            Bendigo Bank, Ltd.                                                                     9,782               74,530
            BHP Billiton, Ltd.                                                                   270,644            3,220,842
            Billabong International, Ltd.                                                         17,806              156,788
            Bluescope Steel, Ltd.                                                                 51,941              337,441
            Boral, Ltd.                                                                           37,282              198,459
        #   Brambles Industries, Ltd.                                                             66,718              362,947
            Brickworks, Ltd.                                                                       9,442               83,880
        *   Burns, Philp & Co., Ltd.                                                             147,539              101,408
            Caltex Australia, Ltd.                                                                26,353              186,803
            Coca-Cola Amatil, Ltd.                                                                36,194              208,355
            Cochlear, Ltd.                                                                         3,100               56,436
            Coles Myer, Ltd.                                                                      97,052              751,829
            Commonwealth Bank of Australia                                                        91,033            2,211,119
            Computershare, Ltd.                                                                   43,658              180,523
            CSL, Ltd.                                                                             14,077              289,251
            CSR, Ltd.                                                                             55,115              109,577
            Davids Limited                                                                        40,676               95,044
        *   DB RREEF Trust                                                                        41,649               42,333

            DCA Group, Ltd.                                                                       31,921               82,888
            Flight Centre, Ltd.                                                                    6,023               88,254
            Foodland Associates, Ltd.                                                              8,315              123,624
            Foster's Group, Ltd.                                                                 154,407              644,649
            Futuris Corp., Ltd.                                                                   43,199               70,492
            General Property Trust                                                                75,385              212,503
            Gunns, Ltd.                                                                           19,636               63,791
        *   Hardman Resources NL                                                                  33,188               46,001
            Harvey Norman Holdings, Ltd.                                                         117,677              291,746
            Iluka Resources, Ltd.                                                                 15,365               69,447
            Insurance Australiz Group, Ltd.                                                      122,975              554,475
            James Hardies Industries NL                                                           30,184              135,464
            John Fairfax Holdings, Ltd.                                                           66,952              220,276
            Leighton Holdings, Ltd.                                                               27,547              233,226
            Lend Lease Corp., Ltd.                                                                31,264              293,926
            Lion Nathan, Ltd.                                                                     59,221              363,929
            Macquarie Bank, Ltd.                                                                  14,837              503,780
            Macquarie Infrastructure Group                                                        70,403              215,469
            Mayne Group, Ltd.                                                                     50,338              165,803
            Mirvac, Ltd.                                                                          48,721              178,017
            National Australia Bank, Ltd.                                                        111,633            2,427,068
            National Foods, Ltd.                                                                  17,881               79,073
            Newcrest Mining, Ltd.                                                                 21,650              290,343
      # *   News Corp., Ltd. Series A Non-Voting                                                 166,691            2,929,441
      # *   News Corp., Ltd. Series B Non-Voting                                                  94,644            1,705,873
            Onesteel, Ltd.                                                                        37,637               71,782
            Orica, Ltd.                                                                           17,929              271,126
            Origin Energy, Ltd.                                                                   46,773              254,342
        *   Oxiana, Ltd.                                                                          52,556               42,322
            Paperlinx, Ltd.                                                                       29,331              105,400
            Patrick Corp., Ltd.                                                                   43,910              212,941
            Perpetual Trustees Australia, Ltd.                                                     2,758              118,269
            Publishing and Broadcasting, Ltd.                                                    102,917            1,242,657
            QBE Insurance Group, Ltd.                                                             51,938              559,533
            Quantas Airways, Ltd.                                                                300,059              829,343
            Rinker Group, Ltd.                                                                    67,094              497,752
            Rio Tinto, Ltd.                                                                       35,766            1,085,002
            Rural Press, Ltd.                                                                      5,203               40,488
            Santos, Ltd.                                                                          38,543              264,022
        *   Scigen                                                                                11,443                  530
            Sigma Co., Ltd.                                                                        7,216               52,017
            Sims Group, Ltd.                                                                       4,645               64,077
            Sonic Healthcare, Ltd.                                                                20,706              179,131
        *   Sons of Gwalia, Ltd.                                                                   7,201                7,263
        *   Southcorp, Ltd.                                                                       49,137              138,537
            St. George Bank, Ltd.                                                                 36,194              676,745
            Stockland Trust Group                                                                 32,130              146,057
        *   Stockland Trust Group                                                                  1,139                5,161
            Suncorp-Metway, Ltd.                                                                  37,690              502,373
            Tab Queensland, Ltd.                                                                   8,003               69,627
            Tabcorp Holdings, Ltd.                                                                35,912              468,796
            Telstra Corp., Ltd.                                                                  938,916            3,582,619
            Ten Network Holdings, Ltd.                                                            28,370               93,273
            Toll Holdings, Ltd.                                                                   27,580              256,429

            Transurban Group                                                                      33,115              164,335
            Washington H. Soul Pattinson & Co., Ltd.                                              15,297              119,395
            Wesfarmers, Ltd.                                                                      26,721              787,987
            West Australian Newspapers Holdings, Ltd.                                             10,881               71,473
        *   Westfield Group Stapled                                                               37,972              464,033
            Westpac Banking Corp.                                                                129,564            1,855,796
            WMC Resources, Ltd.                                                                   77,964              432,230
            WMC, Ltd.                                                                             83,592              375,193
            Woodside Petroleum, Ltd.                                                              66,316            1,067,904
            Woolworths, Ltd.                                                                      72,922              845,423
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $28,774,410)                                                                                            43,535,744
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Australian Dollar                                                                                           7,111
                                                                                                           ------------------
   (Cost $7,110)
   TOTAL -- AUSTRALIA
     (Cost $28,781,520)                                                                                            43,542,855
                                                                                                           ------------------

   NETHERLANDS -- (4.5%)
   COMMON STOCKS -- (4.5%)
            ABN AMRO Holding NV                                                                  141,230            3,467,723
            Aegon NV                                                                             135,467            1,674,909
            AKZO Nobel NV                                                                         23,694              979,752
            Buhrmann NV                                                                            6,020               53,780
            DSM NV                                                                                 9,841              592,748
            Elsevier NV                                                                           61,185              819,835
        *   Getronics NV                                                                          27,590               58,276
        *   Hagemeyer NV                                                                          21,897               44,556
            Heineken Holding NV Series A                                                          38,238            1,098,557
            Heineken NV                                                                           73,316            2,319,932
            Hunter Douglas NV                                                                      4,740              238,937
            IHC Caland NV                                                                          2,636              161,209
            ING Groep NV                                                                         200,241            5,496,054
        *   Koninklijke Ahold NV                                                                 145,070            1,066,003
            Koninklijke KPN NV                                                                   236,971            2,055,891
            Koninklijke Nedlloyd NV                                                                3,487              176,939
            Koninklijke Philips Electronics NV                                                   103,969            2,679,376
        *   Norit NV                                                                              36,752              561,845
        *   Nutricia (Verenigde Bedrijven) NV                                                     13,862              493,704
            Oce NV                                                                                 4,991               74,612
            Randstad Holdings NV                                                                  18,661              717,312
            Royal Dutch Petroleum Co., Den Haag                                                  164,596            9,420,112
            TNT Post Groep NV                                                                     55,843            1,464,227
            Unilever NV                                                                           45,154            2,840,075
            Vedior NV                                                                             15,338              257,545
            VNU NV                                                                                20,878              629,916
            Wolters Kluwer NV                                                                     24,566              471,201
                                                                                                           ------------------
   TOTAL -- NETHERLANDS
     (Cost $38,150,496)                                                                                            39,915,026
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   ITALY -- (3.7%)
   COMMON STOCKS -- (3.7%)
            Acea SpA                                                                               4,000               40,850
            AEM SpA                                                                               80,507              176,067
        *   Alitalia Linee Aeree Italiane SpA Series A                                            50,000               17,156
            Alleanza Assicurazioni SpA                                                            43,804              540,175
            Assicurazioni Generali SpA, Trieste                                                   58,514            1,803,191
        *   Autogrill SpA, Novara                                                                 11,752              183,476
        *   Autostade SpA                                                                         34,491              840,703
        *   Banca Antoniana Popolare Veneta SpA                                                   10,835              259,153
            Banca Fideuram SpA                                                                    55,773              275,113
            Banca Monte Dei Paschi di Siena SpA                                                  144,464              472,212
        *   Banca Nazionale del Lavoro SpA                                                       137,108              335,442
            Banca Popolare di Lodi Scarl                                                           9,804              109,448
            Banca Popolare di Milano                                                              14,520              118,145
        *   Banco Popolare Bergamo SpA                                                            10,779              212,361
            Banco Popolare di Verona e Novara SpA                                                 16,000              305,979
            Benetton Group SpA                                                                     6,950               83,563
            Bulgari SpA                                                                           13,000              148,680
            Buzzi Unicem SpA                                                                       1,230               17,243
            Capitalia SpA                                                                        100,360              393,726
            Cassa di Risparmio di Firenze SpA                                                     21,455               46,631
            CIR SpA (Cie Industriale Riunite), Torino                                             11,019               27,634
            Compagnia Assicuratrice Unipol SpA                                                    19,148               84,745
            Credito Emiliano SpA                                                                   8,048               71,155
            Credito Italiano                                                                     327,819            1,808,423
            Davide Campari - Milano SpA                                                              450               27,261
      # *   E.Biscom SpA                                                                           1,997              120,309
      # *   Edison SpA                                                                           314,055              645,002
            Eni SpA                                                                              198,578            4,884,948
        #   Ente Nazionale per L'Energia Elettrica SpA                                           452,621            4,039,039
      # *   Fiat SpA                                                                              39,286              290,987
        *   Finecogroup SpA                                                                       14,490              107,805
            Finmeccanica SpA                                                                     385,000              329,489
        #   Gruppo Editoriale L'espresso SpA                                                      16,000               88,835
        *   Hera SpA                                                                              22,062               60,711
            Intesabci SpA                                                                        336,230            1,487,705
            Italcementi SpA                                                                        6,680              101,025
        *   Lottomatica SpA                                                                          825               25,887
            Luxottica Group SpA                                                                   35,496              691,482
            Mediaset SpA                                                                          69,650              842,876
        #   Mediobanca SpA                                                                        34,000              492,230
            Mediolanum SpA                                                                        37,338              258,985
            Mondadori (Arnoldo) Editore SpA                                                       10,500              112,684
            Pirelli & Co. SpA                                                                     93,332              118,766
            RAS SpA (Riunione Adriatica di Sicurta)                                               43,666              945,925
            SAI SpA (Sta Assicuratrice Industriale), Torino                                        3,906               95,013
            Saipem SpA                                                                            19,566              232,039
            San Paolo-IMI SpA                                                                     73,708            1,011,720
            Seat Pagine Gialle SpA                                                               317,888              128,768
        *   Seat Pagine Gialle SpA, Torino                                                         3,591                1,369

            SNAM Rete Gas SpA                                                                    118,692              636,254
        *   SNIA SpA                                                                               9,248                3,128
            Societe Cattolica di Assicurazoni Scarl SpA                                            1,523               67,055
        *   Sorin SpA                                                                             13,872               41,583
            Telecom Italia Mobile SpA                                                            571,039            3,787,601
            Telecom Italia SpA                                                                   701,433            2,689,836
      # *   Tiscali SpA                                                                           13,000               52,659
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,329,229)                                                                                            32,790,247
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
        *   Fiat SpA                                                                               3,000               14,931
                                                                                                           ------------------
   (Cost $43,047)

   RIGHTS/WARRANTS -- (0.0%)
        *   Banca Nazionale del Lavoro SpA Rights 12/13/04                                             2                    0
        *   Fiat SpA Warrants 01/31/07                                                             1,677                  267
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            267
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $26,372,276)                                                                                            32,805,445
                                                                                                           ------------------

   SPAIN -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Acciona SA                                                                             4,613              361,956
            Acerinox SA                                                                           14,000              205,479
            Actividades de Construccion y Servicios SA                                            22,866              480,705
        *   Antena 3 Television                                                                    1,604              105,552
            Autopistas Concesionaria Espanola SA                                                  39,788              826,064
            Banco Bilbao Vizcaya SA                                                              182,100            2,989,787
            Banco de Andalucia                                                                       655               61,439
            Banco de Sabadell SA                                                                  13,811              310,080
            Banco de Valencia SA                                                                   4,264              114,190
        #   Banco Pastor SA                                                                        1,281               41,817
            Banco Popular Espanol SA, Madrid                                                      14,722              929,280
        #   Banco Santander Central Hispanoamerica SA                                            271,784            3,260,357
        #   Bankinter SA                                                                           3,867              195,423
            Cementos Portland SA                                                                   1,338               74,838
            Cia Espanola de Petroleous SA                                                         11,771              474,305
            Compania de Distribucion Integral Logista SA                                           1,457               67,637
            Coporacion Financiera Reunida SA                                                       6,070               75,959
        #   Corporacion Mapfre Compania Internacional de Reaseguros SA                            12,760              179,136
            Ebro Puleva SA                                                                         5,728               73,749
            Enagas SA                                                                             11,325              155,417
            Endesa SA, Madrid                                                                     60,300            1,299,077
            Fomento de Construcciones y Contratas SA                                              10,323              422,844
            Gamesa Corporacion Tecnologica SA                                                      9,072              119,773
            Gas Natural SA, Buenos Aires                                                          38,147            1,091,979
            Grupo Ferrovial SA                                                                    10,223              493,626
            Iberdrola SA                                                                          51,300            1,207,943

            Iberia Lineas Aereas de Espana SA                                                     57,296              186,824
            Indra Sistemas SA                                                                      7,600              119,400
            Industria de Diseno Textil SA                                                         54,030            1,581,089
            Metrovacesa SA                                                                         3,794              180,734
            Promotora de Informaciones SA                                                         15,383              316,607
            Red Electrica de Espana SA                                                             6,151              119,190
            Repsol SA                                                                             75,700            1,844,536
            Sociedad General de Aguas de Barcelona SA                                              6,253              117,046
      # *   Sogecable SA                                                                           6,528              277,344
            Sol Melia SA                                                                           8,400               78,787
            Tabacalera SA                                                                         15,900              649,349
            Tele Pizza SA                                                                          7,000               13,786
            Telefonica de Espana SA                                                              282,457            4,958,032
            Telefonica Publicidad e Informacion SA                                                23,179              189,323
            Union Fenosa SA                                                                       19,200              494,672
            Vallehermoso SA                                                                       18,082              276,754
        #   Zardoya Otis SA                                                                       12,720              319,969
            Zeltia SA                                                                             10,500               76,809
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,449,606)                                                                                            27,418,663
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                              6,253                1,163
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $18,449,606)                                                                                            27,419,826
                                                                                                           ------------------

   SWEDEN -- (2.3%)
   COMMON STOCKS -- (2.3%)
      # *   Ainax AB                                                                               1,922               76,260
            Alfa Laval AB                                                                          7,600              119,338
            Assa Abloy AB Series B                                                                22,300              346,414
            Atlas Copco AB Series A                                                                9,300              409,381
            Atlas Copco AB Series B                                                                3,600              146,167
            Axfood AB                                                                              3,550              112,988
            Billerud AB                                                                            3,200               53,583
            Castellum AB                                                                           2,200               76,424
            Electrolux AB Series B                                                                18,500              407,070
            Eniro AB                                                                               8,200               80,418
            Gambro AB Series A                                                                    17,800              230,682
            Gambro AB Series B                                                                     5,200               65,278
            Getinge AB                                                                            11,600              144,037
            Hennes & Mauritz AB Series B                                                          63,450            2,034,350
            Hoganas AB Series B                                                                    1,300               33,660
            Holmen AB Series B                                                                     5,100              178,120
        *   Lundin Petroleum AB                                                                   14,500               98,246
        *   Modern Times Group AB Series B                                                         1,800               45,741
        #   Netcom AB Series B                                                                     9,250              363,510
            Nordic Baltic Holdings AB                                                            223,048            2,189,496
        *   OMHEX AB                                                                               6,500               82,107
            Sandvik AB                                                                            17,400              703,858

        #   Scania AB                                                                              4,000              157,970
            Scania AB Series B                                                                     5,400              212,960
            Securitas AB Series B                                                                 22,300              353,317
            Skandia Insurance AB                                                                  63,500              263,176
            Skandinaviska Enskilda Banken Series A                                                56,300            1,071,570
            Skanska AB Series B                                                                   22,500              264,525
            SSAB Swedish Steel Series A                                                            3,500               84,430
            SSAB Swedish Steel Series B                                                            1,400               33,167
            Svenska Cellulosa AB Series B                                                         13,300              554,257
            Svenska Handelsbanken Series A                                                        47,200            1,151,992
            Svenska Kullagerfabriken AB Series A                                                   2,300               98,006
            Svenska Kullagerfabriken AB Series B                                                   5,200              221,005
            Swedish Match AB (Frueher Svenska Taendsticks AB)                                     20,400              230,753
            Tele2 AB Series A                                                                        800               31,269
        *   Telefon AB L.M. Ericsson Series B                                                    993,800            3,305,547
            Telia AB                                                                             485,400            2,957,711
            Tietoenator Corp. AB                                                                   3,400              104,752
            Trelleborg AB Series B                                                                 4,200               69,538
            Volvo AB Series A                                                                     10,100              397,646
            Volvo AB Series B                                                                     22,800              929,285
            Whilborg Fastigheter AB Class B                                                        4,935               98,065
            WM-Data AB Series B                                                                    8,500               19,347
                                                                                                           ------------------
   TOTAL -- SWEDEN
     (Cost $15,116,606)                                                                                            20,607,416
                                                                                                           ------------------

   HONG KONG -- (1.7%)
   COMMON STOCKS -- (1.7%)
            ASM Pacific Technology, Ltd.                                                          12,000               42,788
            Bank of East Asia, Ltd.                                                               65,749              206,373
            Cathay Pacific Airways, Ltd.                                                         207,000              366,121
            Cheung Kong Holdings, Ltd.                                                           110,600            1,063,470
            Cheung Kong Infrastructure Holdings, Ltd.                                            109,000              312,758
            China Merchants Holdings (International) Co., Ltd.                                    74,000              117,609
            China Unicom, Ltd.                                                                   508,000              391,052
            CLP Holdings, Ltd.                                                                   110,400              634,041
            CNOOC, Ltd.                                                                        1,693,500              961,481
            Dah Sing Banking Group, Ltd.                                                             720                1,500
            Dah Sing Financial Holdings, Ltd.                                                      3,659               28,596
            Esprit Holdings, Ltd.                                                                 54,541              299,505
            Giordano International, Ltd.                                                          40,000               25,155
            Hang Lung Development Co., Ltd.                                                       42,000               78,748
            Hang Lung Properties, Ltd.                                                           113,500              177,013
            Hang Seng Bank, Ltd.                                                                 121,100            1,679,731
            Henderson Investment, Ltd.                                                           119,000              176,978
            Henderson Land Development Co., Ltd.                                                 105,000              545,157
            Hong Kong and China Gas Co., Ltd.                                                    230,000              473,342
            Hong Kong Electric Holdings, Ltd.                                                     99,707              446,753
            Hong Kong Exchanges & Clearing, Ltd.                                                  48,000              120,736
            Hopewell Holdings, Ltd.                                                               38,000               98,507
            Hutchison Whampoa, Ltd.                                                              241,500            2,151,542
            Hysan Development Co., Ltd.                                                           42,462               86,174

            I-Cable Communications, Ltd.                                                           9,854                3,893
            Johnson Electric Holdings, Ltd.                                                      168,000              162,844
            Kerry Properties, Ltd.                                                                18,255               39,093
            Kingboard Chemical Holdings, Ltd.                                                     12,000               26,118
            Kowloon Motor Bus Holdings, Ltd.                                                       7,200               35,349
            Legend Group, Ltd.                                                                   248,000               85,795
            Li & Fung, Ltd.                                                                      126,000              210,564
            MTR Corp., Ltd.                                                                      154,985              246,735
            New World Development Co., Ltd.                                                      128,860              144,586
            NWS Holdings Ltd.                                                                     27,000               39,503
            PCCW, Ltd.                                                                           235,265              145,066
            SCMP Group, Ltd.                                                                      39,198               16,348
        #   Shangri-La Asia, Ltd.                                                                100,913              129,065
            Sino Land Co., Ltd.                                                                  180,644              172,745
            Smartone Telecommunications Holdings, Ltd.                                            23,000               23,927
            Sung Hungkai Properties, Ltd.                                                        129,706            1,284,068
            Swire Pacific, Ltd. Series A                                                          42,500              340,679
            Techtronic Industries Co., Ltd.                                                       56,000              112,029
            Television Broadcasts, Ltd.                                                           20,000               94,080
            Texwinca Holdings, Ltd.                                                               60,000               55,843
            Wharf Holdings, Ltd.                                                                 128,542              457,140
            Wheelock and Co., Ltd.                                                                70,000              115,625
            Wing Hang Bank, Ltd.                                                                   8,500               60,325
        #   Yue Yuen Industrial (Holdings), Ltd.                                                  69,000              178,799
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $13,216,529)                                                                                            14,665,349
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                           9,402
                                                                                                           ------------------
   (Cost $9,405)
   TOTAL -- HONG KONG
     (Cost $13,225,934)                                                                                            14,674,751
                                                                                                           ------------------

   FINLAND -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Amer-Yhtymae Oyj Series A                                                              1,500               79,568
        *   Elisa Communications Corp.                                                            10,063              167,104
            Fortum Oyj                                                                            98,888            1,713,455
            KCI Konecranes International Oyj                                                         700               32,423
        *   Kemira GrowHow Oyj                                                                     1,275                9,320
            Kemira Oyj                                                                             6,000               83,048
            Kesko Oyj                                                                              6,400              148,839
            Kone Corp.                                                                             5,140              379,204
            Metso Oyj                                                                             10,444              167,236
            M-real Oyj Series B                                                                    9,000               58,663
            Nokia Oyj                                                                            342,121            5,537,787
            Nokian Renkaat Oyj                                                                       500               71,882
            Orion-Yhtyma Oyj Series A                                                              2,600               41,096
            Orion-Yhtyma Oyj Series B                                                              4,000               63,512
            Outokumpu Oyj Series A                                                                15,900              295,708
        #   Pohjola Group P.L.C. Series D                                                          9,600              106,669

            Rautaruukki Oyj Series K                                                               8,700              104,976
            Sampo Insurance Co., Ltd.                                                             58,700              757,640
            Sanoma-Wsoy Oyj Series A                                                               1,391               31,137
            Sanoma-Wsoy Oyj Series B                                                              13,063              292,947
            Stora Enso Oyj Series R                                                               67,900            1,082,619
            Tietoenator Corp.                                                                      4,300              132,928
            Upm-Kymmene Oyj                                                                       45,800            1,033,004
            Uponor Oyj Series A                                                                    4,600               84,169
            Wartsila Corp. Oyj Series B                                                            2,900              100,662
                                                                                                           ------------------
   TOTAL -- FINLAND
     (Cost $10,180,827)                                                                                            12,575,596
                                                                                                           ------------------

   BELGIUM -- (1.1%)
   COMMON STOCKS -- (1.1%)
            AGFA-Gevaert NV, Mortsel                                                               7,300              233,592
            Algemene Mij Voor Nijverheidskredit Almanij                                            9,452              848,176
            Barco (New) NV                                                                           400               36,858
            Bekaert SA                                                                               700               54,764
            Cie Martime Belge SA                                                                     300               86,933
            Cofinimmo SA                                                                             200               32,026
            Colruyt SA Halle                                                                       1,700              270,391
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                  3,600              278,565
            Dexia SA                                                                              55,596            1,186,154
            D'Ieteren SA                                                                             290               54,885
            Electrabel SA                                                                          2,998            1,210,508
            Exmar NV                                                                                 300               17,436
            Fortis AG                                                                             53,679            1,420,566
            Groupe Bruxelles Lambert                                                               2,500              195,343
            Interbrew SA                                                                          29,842            1,097,263
            KBC Bancassurance Holding SA                                                          15,700            1,169,749
        *   Mobistar SA                                                                            2,500              209,595
            Omega Pharma SA                                                                          500               25,594
            Solvay SA                                                                              4,400              486,423
            UCB SA                                                                                 7,600              392,945
            Union Miniere SA                                                                       1,155              104,582
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $6,793,631)                                                                                              9,412,348
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Colruyt SA Halle Rights 03/31/05                                                       1,700                2,756
        *   Umicore-Strip VVPR Rights                                                                 55                    7
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                          2,763
                                                                                                           ------------------

   TOTAL -- BELGIUM
     (Cost $6,793,631)                                                                                              9,415,111
                                                                                                           ------------------

   IRELAND -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Allied Irish Banks P.L.C.                                                             73,614            1,428,849
            Anglo Irish Bank Corp. P.L.C.                                                         28,419              643,932
            Bank of Ireland P.L.C.                                                                80,793            1,231,705
            CRH P.L.C.                                                                            44,403            1,119,829
            DCC P.L.C.                                                                             6,914              144,866
        *   Elan Corp. P.L.C.                                                                     32,549              848,003
            Fyffes P.L.C.                                                                         17,987               49,739
            Grafton Group P.L.C.                                                                  15,596              158,153
            Greencore Group P.L.C.                                                                13,520               52,109
            IAWS Group P.L.C.                                                                     11,551              169,598
            Independent News & Media P.L.C.                                                       77,963              231,128
            Irish Permanent P.L.C.                                                                21,828              377,413
            Kerry Group P.L.C.                                                                    20,355              467,741
        *   Ryanair Holdings P.L.C.                                                               32,702              221,206
        *   Waterford Wedgwood P.L.C.                                                             57,541                6,045
                                                                                                           ------------------
   TOTAL -- IRELAND
     (Cost $5,210,713)                                                                                              7,150,316
                                                                                                           ------------------

   DENMARK -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Bang & Olufsen Holding A.S. Series B                                                     290               18,381
            Carlsberg A.S. Series B                                                                3,475              162,142
            Codan A.S.                                                                               500               25,611
            Coloplast A.S. Series B                                                                  970              104,784
            Dampskibsselskabet Svendborg A.S.                                                        308            2,521,873
            Danisco A.S.                                                                           2,450              149,440
            Danske Bank A.S.                                                                      39,356            1,176,676
            DSV, De Sammensluttede Vognmaend A.S.                                                    880               57,083
            East Asiatic Co., Ltd.                                                                   900               45,945
        *   Falck A.S.                                                                             3,480               37,197
        *   FLS Industries                                                                           890               14,321
            GN Great Nordic A.S.                                                                   9,620               99,419
        *   Group 4 Securicor A.S.                                                                28,536               68,916
            H. Lundbeck A.S.                                                                      16,602              312,334
            ISS A.S.                                                                               1,763               97,944
        *   Jyske Bank A.S.                                                                        2,660               95,545
            Koebenhavns Lufthavne                                                                    280               51,391
            NKT Holding A.S.                                                                       1,100               28,777
            Novo-Nordisk A.S. Series B                                                            14,150              750,214
            Novozymes A.S. Series B                                                                2,830              133,888
            Sydbank A.S.                                                                             240               45,569
            Tele Danmark A.S.                                                                     12,110              496,480
        *   TK Development                                                                           614                1,597
        *   Topdanmark A.S.                                                                        1,300               98,178
        *   Vestas Wind Systems A.S.                                                               5,866               67,970
        *   William Demant Holding                                                                 3,260              144,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,921,288)                                                                                              6,806,554
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                1,502
                                                                                                           ------------------
   (Cost $1,501)
   TOTAL -- DENMARK
     (Cost $4,922,789)                                                                                              6,808,056
                                                                                                           ------------------

   SINGAPORE -- (0.7%)
   COMMON STOCKS -- (0.7%)
            Allgreen Properties, Ltd.                                                             41,000               26,021
        *   Capitacommercial Trust                                                                23,100               17,501
            Capitaland, Ltd.                                                                     115,500              145,774
        *   Chartered Semiconductor Manufacturing, Ltd.                                          112,000               69,662
            City Developments, Ltd.                                                               32,000              136,253
            Comfortdelgro Corp., Ltd.                                                             81,000               70,685
            Creative Technology Co., Ltd.                                                          3,000               37,488
            Cycle & Carriage, Ltd.                                                                 6,097               36,801
            DBS Group Holdings, Ltd.                                                              78,000              751,827
            Fraser & Neave, Ltd.                                                                  11,100               98,820
            Great Eastern Holdings, Ltd.                                                          21,000              153,989
            Haw Par Brothers International, Ltd.                                                   2,248                6,722
            Keppel Corp., Ltd.                                                                    37,000              181,565
            Keppel Land, Ltd.                                                                     22,000               27,786
            MobileOne, Ltd.                                                                       23,000               25,265
            Neptune Orient Lines, Ltd.                                                            47,000               84,538
            Overseas Chinese Banking Corp., Ltd.                                                  63,300              517,645
            Overseas Union Enterprise, Ltd.                                                        6,000               27,294
            Parkway Holdings, Ltd.                                                                20,000               17,093
            Sembcorp Industries, Ltd.                                                             78,000               69,055
            Sembcorp Logistics, Ltd.                                                              39,000               53,331
            Sembcorp Marine, Ltd.                                                                 55,000               38,190
            Singapore Airlines, Ltd.                                                              85,000              564,950
            Singapore Land, Ltd.                                                                  11,000               30,064
            Singapore Press Holdings, Ltd.                                                        68,000              195,860
            Singapore Technologies Engineering, Ltd.                                             174,000              225,078
            Singapore Telecommunications, Ltd.                                                 1,367,000            1,977,235
            Smrt Corporation, Ltd.                                                                59,000               29,910
        *   St Assembly test Services, Ltd.                                                       38,000               21,434
            United Overseas Bank, Ltd.                                                            81,000              672,400
            United Overseas Land, Ltd.                                                            22,000               31,194
            Venture Manufacturing (Singapore), Ltd.                                               10,000               96,220
            Wing Tai Holdings, Ltd.                                                               22,166               13,518
                                                                                                           ------------------
   TOTAL COMMON STOCKS
           (Cost $6,748,222)                                                                                        6,451,168
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   City Developments, Ltd. Warrants 05/10/06                                              3,200                8,798
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                           5,261
                                                                                                           ------------------
   (Cost $5,211)

   TOTAL -- SINGAPORE
     (Cost $6,753,433)                                                                                              6,465,227
                                                                                                           ------------------

   NORWAY -- (0.6%)
   COMMON STOCKS -- (0.6%)
        *   Aker Kvaerner OGEP ASA                                                                   467               11,941
        *   Aker Yards AS                                                                            288                5,929
            Den Norske Bank ASA Series A                                                          51,800              488,868
        *   Merkantildata ASA                                                                      6,800                2,773
            Nera ASA                                                                               6,300               16,793
            Norsk Hydro ASA                                                                       16,900            1,384,945
            Norske Skogindustrier ASA Series A                                                     5,000              106,373
        *   Opticom ASA                                                                              600                5,068
            Orkla ASA Series A                                                                    11,471              353,481
            Schibsted ASA                                                                          2,700               75,071
            Smedvig ASA Series A                                                                   3,800               57,275
            Statoil Den Norske Stats Oljeselskap ASA                                              81,601            1,288,663
            Storebrand ASA                                                                        14,500              129,114
            Tandberg ASA Series A                                                                  5,600               63,497
            Telenor ASA                                                                           76,741              677,950
            Tomra Systems ASA                                                                      9,200               49,516
        *   Yara International ASA                                                                16,900              217,437
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $3,091,562)                                                                                              4,934,694
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                            6,800                  700
                                                                                                           ------------------
   (Cost $14,311)
   TOTAL -- NORWAY
     (Cost $3,105,873)                                                                                              4,935,394
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Alpha Credit Bank                                                                     10,164              319,325
            Athens Water Supply & Sewage Co. S.A.                                                  4,100               28,271
            Attica Enterprises S.A. Holdings                                                       3,130               12,149
            Bank of Piraeus S.A.                                                                   6,510              102,281
            Commercial Bank of Greece                                                              3,700              112,817
            Cosmote Mobile Telecommunications S.A.                                                19,300              349,419
            EFG Eurobank Ergasias S.A.                                                            17,470              509,086
            Hellenic Bottling Co. S.A.                                                            15,530              382,972
            Hellenic Duty Free Shops S.A.                                                          2,000               35,152
            Hellenic Petroleum S.A.                                                               13,100              137,198
            Hellenic Technodomiki S.A.                                                             4,680               20,785
            Hellenic Tellecommunication Organization Co. S.A.                                     32,460              533,649
            Intracom S.A.                                                                          3,310               17,411
        *   Mailis (M.J.) S.A.                                                                     2,800               12,970
            National Bank of Greece                                                               17,270              533,124
            Public Power Corp. of Greece                                                          14,860              404,839

            Titan Cement Co.                                                                       2,280               63,304
            Viohalco S.A.                                                                          2,800               24,425
                                                                                                           ------------------
   TOTAL -- GREECE
     (Cost $2,550,657)                                                                                              3,599,177
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                         181,382              453,634
            Banco Espirito Santo e Comercial de Lisboa                                            19,360              342,562
            BPI SGPS SA                                                                           44,098              179,557
        #   Brisa Auto Estradas de Portugal SA                                                    27,775              243,944
            Cimpor Cimentos de Portugal SA                                                        34,848              193,350
        #   Electricidade de Portugal SA                                                         153,781              455,852
        *   Energias de Portugal SA                                                               33,825              100,249
        *   Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
              Administracao e Participacoes Financeiros SA)                                        7,355               93,575
            Portugal Telecom SA                                                                   62,730              742,544
            PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                        6,410              152,569
            Sonae SGPS SA                                                                        108,923              143,334
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,838,442)                                                                                              3,101,170
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Energias de Portugal SA Rights 11/25/04                                                   31                    4
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- PORTUGAL
     (Cost $2,838,442)                                                                                              3,101,174
                                                                                                           ------------------

   AUSTRIA -- (0.3%)
   COMMON STOCKS -- (0.3%)
        *   Bank Austria Creditanstalt AG                                                          1,216              103,539
            Bohler Uddeholm AG                                                                       480               56,891
            BWT AG                                                                                   880               30,473
            Erste Bank der Oesterreichischen Sparkassen AG                                        10,924              556,036
            EVN AG                                                                                   674               39,064
            Flughafen Wien AG                                                                        579               41,581
        *   Immofinanz Immobilien Anlagen AG                                                       8,273               76,215
            Mayr-Melnhof Karton AG                                                                   472               75,500
            Oesterreichische Elektrizitaetswirtschafts AG                                            810              164,463
            OMV AG                                                                                 1,728              456,458
        *   RHI AG, Wien                                                                             778               20,896
            Telekom Austria AG                                                                    20,547              350,265
        *   VA Technologie AG                                                                        805               62,764
            Voestalpine AG                                                                         1,479              105,798
            Wienerberger AG                                                                        4,007              178,254
                                                                                                           ------------------
   TOTAL -- AUSTRIA
     (Cost $1,249,277)                                                                                              2,318,197
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  18,875              105,006
            Carter Holt Harvey, Ltd.                                                             124,305              197,579
            Contact Energy, Ltd.                                                                  47,343              213,742
            Fisher & Paykel Apppliances Holdings, Ltd.                                            14,080               43,141
            Fisher & Paykel Healthcare Corp.                                                      31,395               64,899
            Fletcher Building, Ltd.                                                               28,975              127,851
            Independent Newspapers, Ltd. (Auckland)                                               21,417               82,088
            Sky City Entertainment Group, Ltd.                                                    28,614              101,690
        *   Sky Network Television, Ltd.                                                          17,139               71,192
            Telecom Corporation of New Zealand, Ltd.                                             138,616              600,851
        *   Tower, Ltd.                                                                           25,408               38,898
            Warehouse Group, Ltd.                                                                 14,200               37,117
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $968,862)                                                                                                1,684,054
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                          6,410
                                                                                                           ------------------
   (Cost $6,119)
   TOTAL -- NEW ZEALAND
     (Cost $974,981)                                                                                                1,690,464
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                             426,220
                                                                                                           ------------------
   (Cost $415,564)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (5.0%)
            Repurchase Agreement, Deutsche Bank Securitites 1.95%, 12/01/04
              (Collateralized by $41,528,148 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $40,741,605) to be repurchased at $40,743,811 (Cost
              $40,741,604) ^                                                                     40,742           40,741,604

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,451,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,455,842) to be repurchased at $3,408,178 (Cost 3,408,000)                        3,408            3,408,000
                                                                                                           ------------------
      TOTAL TEMPORARY CASH INVESTMENTS
        (Cost $44,149,604)                                                                                         44,149,604
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $769,097,451)                                                                                     $      884,178,435
                                                                                                           ------------------

   ----------
   +    Securities have been fair valued. See Note B to Financial Statements.
   #    Total or Partial Securities on Loan.
   *    Non-Income Producing Securities.
   ^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (23.6%)
   COMMON STOCKS -- (23.2%)
      * #   A&A Material Corp.                                                                   168,000   $          233,193
        *   ABILIT Corp.                                                                          68,300              596,443
            Achilles Corp.                                                                       422,000              707,831
            Agro-Kanesho Co., Ltd.                                                                 7,000               47,034
            Aichi Bank, Ltd.                                                                      51,400            4,001,105
        *   Aichi Machine Industry Co., Ltd.                                                     473,000            1,614,347
            Aida Engineering, Ltd.                                                               209,000              865,813
        #   Aigan Co., Ltd.                                                                       75,200              652,742
            Airport Facilities Co., Ltd.                                                         178,000              931,654
        *   Akai Electric Co., Ltd.                                                              490,000                4,767
            Akita Bank, Ltd.                                                                     844,000            3,308,954
        #   Aloka Co., Ltd.                                                                      138,000              894,714
            Alpha Systems, Inc.                                                                   16,000              277,048
            Altech Co., Ltd.                                                                      37,200              166,254
            Amada Co., Ltd.                                                                      178,079              896,428
            Ando Corp.                                                                           304,000              758,044
            Anest Iwata Corp.                                                                     63,000              171,656
            Anritsu Corp.                                                                        113,000              825,613
            AOI Advertising Promotion, Inc.                                                       11,500               85,331
            AOI Electronics Co., Ltd.                                                             10,600              155,405
            Aoki International Co., Ltd.                                                         143,900            1,813,549
        *   Apic Yamada Corp.                                                                     49,000              176,881
            Arakawa Chemical Industries, Ltd.                                                     63,700              842,978
        #   Araya Industrial Co., Ltd.                                                           254,000              582,041
        *   Argo 21 Corp.                                                                         43,200              305,758
            Aronkasei Co., Ltd.                                                                  143,000              672,879
            Asahi Kogyosha Co., Ltd.                                                             137,000              449,811
            Asahi Organic Chemicals Industry Co., Ltd.                                           474,000            1,446,290
        *   Asahi Tec Corp.                                                                      182,000              390,679
            Asanuma Corp.                                                                        312,000              596,604
            Ashimori Industry Co., Ltd.                                                          235,000              574,294
            Asia Air Survey Co., Ltd.                                                             59,000              136,317
        #   Asia Securities Printing Co., Ltd.                                                    43,000              371,027
            Asics Corp.                                                                          274,000              876,568
            Asti Corp.                                                                            16,000              134,610
            Atsugi Co., Ltd.                                                                   1,152,000            1,450,065
            Autobacs Seven Co., Ltd.                                                              80,400            2,346,640
        *   Azel Corp., Tokyo                                                                    448,000              527,147
            Bank of Iwate, Ltd.                                                                   50,000            2,316,859
            Bank of Okinawa, Ltd.                                                                102,800            2,510,017
            Bank of Saga, Ltd.                                                                   418,000            1,512,310
        #   Best Denki Co., Ltd.                                                                 602,000            2,446,724
            Biken Techno Corp.                                                                    21,600              153,963
            Bull Dog Sauce Co., Ltd.                                                              12,000              140,340

            Bunka Shutter Co., Ltd.                                                              129,000              601,028
            Cabin Co., Ltd.                                                                      202,000              661,858
        *   Catena Corp.                                                                          12,000               27,907
            Central Finance Co., Ltd.                                                            350,000            1,216,445
            Chiyoda Co., Ltd.                                                                     83,000            1,237,536
            Chodai Co. Ltd.                                                                       12,000               40,837
            Chofu Seisakusho Co., Ltd.                                                            95,200            1,729,292
            Chudenko Corp.                                                                       179,460            2,596,695
        #   Chuetsu Pulp and Paper Co., Ltd.                                                     608,000            1,529,164
        *   Chugai Mining Co., Ltd.                                                              848,100              519,553
            Chuo Gyorui Co., Ltd.                                                                184,000              345,001
            Chuo Spring Co., Ltd., Nagoya                                                        279,000            1,121,818
            Chuo Woollen Mills, Ltd.                                                              30,000              108,336
            Cleanup Corp.                                                                         80,200              728,798
            Coca-Cola Central Japan Co., Ltd.                                                        369            2,798,877
            Comsys Holdings Corp.                                                                187,000            1,606,578
            Corona Corp.                                                                         131,600            2,108,015
            Credia Co., Ltd.                                                                      25,700              500,293
            Cresco, Ltd.                                                                          29,700              311,282
            CTI Engineering Co., Ltd.                                                             48,100              314,744
            Daibiru Corp.                                                                         13,000               88,894
        #   Dai-Dan Co., Ltd.                                                                    187,000            1,153,195
            Daido Kogyo Co., Ltd.                                                                 71,000              147,808
            Daido Steel Co., Ltd.                                                              1,150,000            3,146,377
        #   Daidoh, Ltd.                                                                          91,000              936,665
        #   Daihen Corp.                                                                         264,000              519,088
            Daiho Corp.                                                                          264,000              563,798
            Dai-Ichi Jitsugyo Co., Ltd.                                                           70,000              202,438
        #   Dai-Ichi Kogyo Seiyaku Co., Ltd.                                                     120,000              360,847
            Daiko Clearing Services Corp.                                                         57,000              399,307
            Daiko Denshi Tsushin, Ltd.                                                            14,000               31,987
        *   Daikyo, Inc.                                                                         391,000              633,597
            Daimei Telecom Engineering Corp.                                                     123,000              861,413
            Dainichi Co., Ltd.                                                                    80,000              464,368
            Daisyo Corp.                                                                          12,100              131,187
        *   Daito Woolen Spinning & Weaving Co., Ltd., Tokyo                                      67,000               74,809
        #   Daiwa Industries, Ltd.                                                               174,000              547,444
            Daiwa Kosho Lease Co., Ltd.                                                          359,000            1,911,871
            Daiwabo Co., Ltd.                                                                    574,000              796,172
        #   Daiwabo Information System Co., Ltd.                                                  66,500              793,770
        #   Danto Corp.                                                                          121,000              532,547
            DC Co., Ltd.                                                                         128,000              330,649
        #   Denki Kogyo Co., Ltd.                                                                135,000              688,608
            Denyo Co., Ltd.                                                                      109,000              760,076
            Descente, Ltd.                                                                       260,000              935,606
        *   Dia Kensetsu Co., Ltd.                                                               117,000              146,217
            Diamond Computer Service Co., Ltd.                                                    58,200              740,503
        *   Dijet Industrial Co., Ltd.                                                            53,000              112,387
            DMW Corp.                                                                              5,800              249,629
        *   DyDo Drinco, Inc.                                                                     33,000            1,006,645
            Edion Corp.                                                                          343,375            3,071,985
            Edosawa Co., Ltd.                                                                      6,000               35,281
        #   Eighteenth Bank, Ltd.                                                                901,000            3,956,140
            Eikoh, Inc.                                                                           27,000              220,461

            Fine Sinter Co., Ltd.                                                                 61,000              192,863
      * #   First Baking Co., Ltd.                                                               369,000              860,763
            Foster Electric Co., Ltd.                                                             60,000              494,824
        *   Fuji Electric Construction Co., Ltd.                                                  40,000               55,127
            Fuji Kiko Co., Ltd.                                                                    1,000                4,165
        *   Fuji Titanium Industry Co., Ltd.                                                      41,000               96,618
            Fujicco Co., Ltd.                                                                     73,000              941,590
            Fujikura Rubber, Ltd.                                                                 30,000              187,913
        *   Fujitsu Access, Ltd.                                                                  88,300              459,645
            Fujitsu Business Systems, Ltd.                                                       118,700            1,518,985
            Fujitsu Fronttec, Ltd.                                                                88,000              743,278
        #   Fukuda Corp.                                                                         146,000              884,493
        *   Furukawa Co., Ltd.                                                                   455,000              512,413
            Fuso Dentsu Co., Ltd.                                                                 17,000               75,093
            Fuso Lexel Inc.                                                                       60,100              333,055
            Fuso Pharmaceutical Industries, Ltd.                                                 258,000              826,931
            Futaba Industrial Co., Ltd.                                                          101,000            1,638,190
        #   Gakken Co., Ltd.                                                                     476,000            1,017,098
        *   Generas Corp.                                                                        121,000                1,177
        *   Gigas K's Denki Corp.                                                                  2,520               68,092
            Global-Dining, Inc.                                                                   14,100               98,347
            Godo Steel, Ltd.                                                                     434,000            1,626,964
        *   Goldwin, Inc.                                                                        203,000              463,560
            Gourmet Kineya Co., Ltd.                                                              78,000              653,949
        *   Graphtec Corp.                                                                        72,000              104,985
            Gro-BeLS Co., Ltd.                                                                   246,000              298,275
        *   GSI Creoss Corp.                                                                      32,000               70,605
            Gun-Ei Chemical Industry Co., Ltd.                                                   353,000            1,161,062
            Gunze, Ltd.                                                                           80,000              348,727
            Haltec Corp.                                                                          77,000              133,358
            Happinet Corp.                                                                        39,900              451,038
            Harima Chemicals, Inc.                                                               102,000              641,132
            Haruyama Trading Co., Ltd.                                                            53,200              676,020
            Heiwado Co., Ltd.                                                                     92,000            1,268,975
            Hibiya Engineering, Ltd.                                                             209,000            1,621,092
            Higashi-Nippon Bank, Ltd.                                                            526,000            1,410,137
            Himaraya Co., Ltd.                                                                    15,000               55,433
        #   Hisaka Works, Ltd.                                                                    88,000              868,667
            Hitachi Cable, Ltd.                                                                  275,000            1,160,423
            Hitachi Kiden Kogyo, Ltd.                                                             69,000              269,582
            Hitachi Koki Co., Ltd.                                                               265,000            2,100,106
        #   Hitachi Kokusai Electric, Inc.                                                       216,000            1,724,742
            Hitachi Medical Corp.                                                                213,000            2,951,974
            Hitachi Metals Techno, Ltd.                                                           44,000              132,879
        #   Hitachi Plant Engineering & Construction Co., Ltd.                                   595,000            2,573,433
            Hitachi Transport System, Ltd.                                                       355,000            2,984,463
            Hochiki Corp.                                                                         38,000              150,681
            Hokkai Can Co., Ltd., Tokyo                                                          251,000              631,595
            Hokkaido Coca Cola Bottling Co., Ltd.                                                126,000              808,212
            Hokko Chemical Industry Co., Ltd.                                                    114,000              408,604
            Hokuetsu Bank, Ltd.                                                                  498,000            1,019,211
            Hokuriku Electrical Construction Co., Ltd.                                            91,000              262,620
        #   Homac Corp.                                                                          216,800            1,517,624
            Horipro, Inc.                                                                         54,200              440,923

        *   Howa Machinery, Ltd.                                                                 139,000              176,553
            Ichikawa Co., Ltd.                                                                   122,000              473,027
        #   Ichikoh Industries, Ltd.                                                             133,000              312,007
            Ichiyoshi Securities Co., Ltd.                                                       108,000              928,263
            Idec Izumi Corp.                                                                      91,000              875,997
        #   Ihara Chemical Industry Co., Ltd.                                                    209,000              589,317
            i-Logistics Corp.                                                                    135,000              282,177
        *   Impress Corp.                                                                            211              242,350
            Inaba Denki Sangyo Co., Ltd.                                                          55,000            1,215,734
            Inabata and Co., Ltd., Osaka                                                         155,000            1,354,083
            Ines Corp.                                                                            95,200              855,356
            ISE Chemicals Corp.                                                                   99,000              404,184
            Ishikawajima Construction Materials Co., Ltd.                                         76,000              219,253
            Ishikawajima Transport Machinery Co., Ltd.                                            74,000              202,111
            Ishizuka Glass Co., Ltd.                                                             152,000              310,874
            Itochu Enex Co., Ltd.                                                                376,000            2,417,920
            Itoham Foods, Inc.                                                                   557,000            2,694,357
            Itoki Crebio Corp.                                                                   162,000              524,404
            Iwaki & Co., Ltd.                                                                    106,000              275,248
            Iwasaki Electric Co., Ltd.                                                            88,000              289,832
        *   Iwatsu Electric Co., Ltd.                                                             50,000              102,917
            Izumiya Co., Ltd.                                                                    470,000            3,056,472
            Jac Holdings Co., Ltd.                                                                32,200              233,399
            Jaccs Co., Ltd.                                                                      311,000            1,653,749
            Jamco Corp.                                                                           17,000               85,930
            Japan Airport Terminal Co., Ltd.                                                     174,000            1,634,001
        *   Japan Bridge Corp.                                                                    31,000               40,105
            Japan Digital Laboratory Co., Ltd.                                                   120,700            1,280,939
        #   Japan Foundation Engineering Co., Ltd.                                               124,400              661,783
            Japan Maintenance Co., Ltd.                                                           52,300              507,778
            Japan Oil Transportation Co., Ltd.                                                   123,000              287,830
        #   Japan Pulp and Paper Co., Ltd.                                                       712,000            2,336,680
      * #   Japan Radio Co., Ltd.                                                                200,000              699,268
            Japan Steel Tower Co., Ltd.                                                           81,000              267,947
        #   Japan Steel Works, Ltd.                                                              594,000              885,792
            Japan Storage Battery Co., Ltd.                                                      181,000              375,047
        #   Japan Transcity Corp.                                                                227,000              779,162
            Japan Vilene Co., Ltd.                                                               162,000              789,036
            Japan Wool Textile Co., Ltd.                                                         338,000            1,976,444
            Jeans Mate Corp.                                                                       5,590               58,924
            JMS Co., Ltd.                                                                        180,000              553,488
            Joban Kosan Co., Ltd.                                                                105,000              172,231
            J-Oil Mills, Inc.                                                                    367,000            1,293,555
            Joint Corp.                                                                            9,400              218,020
        #   Joshin Denki Co., Ltd.                                                               227,000              687,289
            Jsp Corp.                                                                             25,300              283,922
            Juel Verite Ohkubo Co., Ltd                                                           39,000              102,332
        *   Jujiya Co., Ltd.                                                                     265,000              274,810
            Juntendo Co., Ltd.                                                                    45,000               79,566
            K.R.S. Corp.                                                                           7,000              102,483
            Kagawa Bank, Ltd.                                                                    558,000            2,755,612
            Kagoshima Bank, Ltd.                                                                 559,000            3,368,397
        #   Kahma Co., Ltd.                                                                      162,200            1,776,504
            Kameda Seika Co., Ltd.                                                                38,000              337,090

            Kamei Corp.                                                                          186,000            1,696,507
            Kanaden Corp.                                                                        140,000              715,315
            Kanamoto Co., Ltd.                                                                   114,000              605,515
        #   Kandenko Co., Ltd.                                                                   519,000            2,749,193
            Kanto Natural Gas Development Co., Ltd.                                              212,000            1,166,365
        *   Kanto Tsukuba Bank, Ltd.                                                              58,500              337,820
            Kasai Kogyo Co., Ltd.                                                                118,000              391,937
            Kasei (C.I.) Co., Ltd.                                                               136,000              534,980
            Katakura Chikkarin Co., Ltd.                                                          78,000              233,400
            Kato Sangyo Co., Ltd.                                                                 55,000              717,256
            Kato Works Co., Ltd.                                                                 237,000              571,137
        *   Katsumura Construction Co., Ltd.                                                     117,000              150,160
            Kawada Industries, Inc.                                                              213,000              576,754
      * #   Kawai Musical Instruments Manufacturing Co., Ltd.                                    104,000              154,323
        *   Kawasaki Kasei Chemicals, Ltd.                                                       149,000              202,177
        #   Kawashima Textile Manufacturers, Ltd.                                                215,000              285,947
            Kawasho Gecoss Corp.                                                                 126,400              598,577
        #   Kawasumi Laboratories, Inc.                                                           74,000              509,018
            Keihanshin Real Estate Co., Ltd.                                                     165,000              788,751
            Keihin Co., Ltd.                                                                     101,000              203,991
            Keiiyu Co., Ltd.                                                                      37,200              469,023
            Keiyo Co., Ltd.                                                                      200,900              832,560
            Kinki Coca-Cola Bottling Co., Ltd.                                                   287,000            2,574,361
            Kioritz Corp.                                                                        279,000              749,856
            Kishu Paper Co., Ltd.                                                                346,000              585,122
            Kitagawa Iron Works Co., Ltd.                                                        123,000              256,620
            Kita-Nippon Bank, Ltd.                                                                36,600            1,728,880
            Kitano Construction Corp.                                                            284,000              638,888
            Kitazawa Sangyo Co., Ltd.                                                             77,500              182,134
            Koa Corp.                                                                            254,700            1,805,238
            Kodensha Co., Ltd.                                                                    43,000              132,627
            Koekisha Co., Ltd.                                                                    23,700              510,268
            Koike Sanso Kogyo Co., Ltd.                                                          177,000              388,992
            Koito Industries, Ltd.                                                               156,000              675,039
        #   Kojima Co., Ltd.                                                                     157,800            1,653,448
        *   Kokune Corp.                                                                          99,000                  963
        *   Kokusai Kogyo Co., Ltd.                                                              150,000              455,323
            Komai Tekko, Inc.                                                                    147,000              422,000
        #   Komatsu Seiren Co., Ltd.                                                             109,000              624,621
            Komatsu Wall Industry Co., Ltd.                                                       21,200              379,301
            Komori Corp.                                                                         153,000            2,111,232
            Konaka Co., Ltd.                                                                     116,390            1,416,407
            Kondotec, Inc.                                                                        35,000              265,434
            Konishi Co., Ltd.                                                                     79,500              757,100
            Kosaido Co., Ltd.                                                                     86,300              644,745
            Kosei Securities Co., Ltd.                                                           138,000              254,896
        #   Kumiai Chemical Industry Co., Ltd., Tokyo                                            351,000              902,528
            Kurabo Industries, Ltd.                                                            1,457,000            3,183,027
            Kurimoto, Ltd.                                                                       620,000            1,523,209
            Kuroganeya Co., Ltd.                                                                  41,000              172,659
            Kurosaki Harima Corp.                                                                245,000              728,364
            Kyodo Printing Co., Ltd.                                                             465,000            1,761,784
            Kyoei Sangyo Co., Ltd.                                                                65,000              214,623
            Kyokuto Boeki Kaisha, Ltd.                                                           104,000              301,860

            Kyokuto Kaihatsu Kogyo Co., Ltd.                                                     148,100            1,695,548
            Kyosan Electric Manufacturing Co., Ltd.                                              247,000              759,475
            Kyowa Exeo Corp.                                                                      89,000              783,756
            Kyowa Leather Cloth Co., Ltd.                                                        102,900              574,038
            Kyudenko Corp.                                                                       336,000            1,648,771
        *   Kyushu-Shinwa Holdings, Inc.                                                       1,222,000            2,189,138
        #   Laox Co., Ltd.                                                                       128,000              299,596
        *   Lonseal Corp.                                                                        159,000              176,188
        *   Look, Inc.                                                                           137,000              558,407
            Maeda Corp.                                                                          886,000            3,963,801
            Maeda Road Construction Co., Ltd.                                                    442,000            3,256,254
            Maezawa Industries, Inc.                                                              86,400              509,530
            Maezawa Kaisei Industries Co., Ltd.                                                   39,800              740,997
            Maezawa Kyuso Industries Co., Ltd.                                                    57,600              797,658
            Makino Milling Machine Co., Ltd.                                                      76,000              409,130
            Marubeni Construction Material Lease Co., Ltd.                                        30,000               62,969
            Marubeni Infotec Corp.                                                                14,000               41,794
            Marubun Corp.                                                                        113,900              833,388
            Marudai Food Co., Ltd.                                                               841,000            1,682,388
        *   Maruei Department Store Co., Ltd.                                                    191,000              440,841
            Marusan Securities Co., Ltd.                                                         146,000              879,479
            Maruwa Co., Ltd.                                                                      33,100              504,928
            Maruwn Corp.                                                                         105,000              280,763
        #   Maruyama Manufacturing Co., Inc.                                                     180,000              857,283
            Maruzen Co., Ltd. - General Commercial Kitchen Appliances & Equipment                 20,000              110,932
            Maruzen Showa Unyu Co., Ltd.                                                         421,000            1,421,493
            Maspro Denkoh Corp.                                                                   76,100              811,275
            Matsui Construction Co., Ltd.                                                        102,000              400,043
      * #   Matsuo Bridge Co., Ltd.                                                              100,000              219,800
            Matsuzakaya Co., Ltd.                                                                268,000            1,029,105
        *   Meiji Machine Co., Ltd.                                                              126,000              212,704
        #   Meiwa Estate Co., Ltd.                                                               181,500            1,951,150
            Meiwa Industry Co., Ltd.                                                              46,000              146,922
        #   Mercian Corp.                                                                      1,019,000            2,508,404
        *   Mesco, Inc.                                                                           11,000               36,186
            Mikuni Coca-Cola Bottling Co., Ltd.                                                  215,000            2,039,592
            Mirai Group Co., Ltd.                                                                109,000              213,306
        *   Misawa Homes Holdings, Inc.                                                          120,000              327,913
            Mito Securities Co., Ltd.                                                            219,000              656,189
            Mitsuba Corp.                                                                        238,000            1,738,705
      * #   Mitsubishi Cable Industries, Ltd.                                                    726,000              844,925
        #   Mitsubishi Paper Mills, Ltd.                                                       1,547,000            2,386,140
            Mitsubishi Pencil Co., Ltd.                                                          111,000              951,257
            Mitsubishi Shindoh Co., Ltd.                                                          53,000              117,961
            Mitsubishi Steel Manufacturing Co., Ltd.                                             209,000              313,588
            Mitsuboshi Belting, Ltd.                                                             111,000              421,470
            Mitsui Home Co., Ltd.                                                                104,000              508,432
        *   Mitsui Mining Co., Ltd.                                                              156,000              615,047
            Mitsui Sugar Co., Ltd.                                                               506,000            1,272,464
            Mitsui-Soko Co., Ltd.                                                                294,000              939,885
            Mitsuuroko Co., Ltd.                                                                  68,000              431,640
            Miyaji Engineering Group                                                             249,175              634,209
            Miyazaki Bank, Ltd.                                                                  757,260            2,958,966

        #   Miyuki Keori Co., Ltd.                                                               153,000              603,765
        #   Mizuno Corp.                                                                         611,000            2,555,578
            Mori Seiki Co., Ltd.                                                                 210,000            1,829,497
            Morita Corp.                                                                         130,000              771,813
            Morozoff, Ltd., Osaka                                                                110,000              218,160
            Mory Industries, Inc.                                                                136,000              420,142
        #   Mos Food Services, Inc.                                                               80,000            1,071,691
        #   MR Max Corp.                                                                         153,800              502,079
        *   Mutoh Industries, Ltd.                                                               176,000              470,264
            Mutow Co., Ltd.                                                                      111,100              548,524
            Myojo Foods Co., Ltd.                                                                 67,000              475,145
            Nagano Bank, Ltd.                                                                    471,000            1,408,495
            Nagase & Co., Ltd.                                                                   284,000            2,244,532
        *   Naigai Co., Ltd.                                                                     329,000              427,718
            Nakabayashi Co., Ltd.                                                                228,000              805,875
        *   Nakamichi Corp.                                                                       96,000                  934
            Nakamuraya Co., Ltd.                                                                   4,000               13,332
        *   Nakano Corp.                                                                          78,500              179,964
        #   Nakayama Steel Works, Ltd.                                                           351,000            1,340,437
            Nakayo Telecommunications, Inc.                                                       46,000              228,149
            Nanto Bank, Ltd.                                                                     225,000            1,087,641
            NEC System Integration & Construction, Ltd.                                          240,600            1,990,220
        #   Neturen Co., Ltd., Tokyo                                                             216,000            1,435,325
        #   Nichia Steel Works, Ltd.                                                             170,200              724,994
            Nichiban Co., Ltd.                                                                   135,000              514,130
        #   Nichimo Co., Ltd.                                                                    159,000              487,816
        *   Nichimo Corp.                                                                        182,000              146,466
            Nichireki Co., Ltd.                                                                  128,000              465,394
            Nihon Dempa Kogyo Co., Ltd.                                                           35,500              760,579
            Nihon Kagaku Sangyo Co., Ltd.                                                         82,000              396,812
            Nihon Matai Co., Ltd.                                                                147,000              328,378
            Nihon Nohyaku Co., Ltd.                                                              255,000              492,645
            Nihon Parkerizing Co., Ltd.                                                          142,000            1,216,374
            Nihon Shokuh Kako Co., Ltd.                                                          166,000              472,115
            Nihon Tokushu Toryo Co., Ltd.                                                         60,000              426,250
        #   Nikko Co., Ltd., Akashi                                                              171,000              553,992
            Nikko Travel Co., Ltd.                                                                12,600               70,595
        *   Nippei Toyama Corp.                                                                  161,000              331,095
            Nippo Corp.                                                                          496,000            2,947,766
            Nippon Beet Sugar Manufacturing Co., Ltd.                                            940,000            1,964,426
            Nippon Broadcasting System, Inc.                                                      59,600            2,817,992
            Nippon Carbon Co., Ltd.                                                              172,000              315,417
            Nippon Chemical Industrial Co., Ltd.                                                 104,000              352,017
            Nippon Chemi-Con Corp.                                                               131,000              673,271
            Nippon Chutetsukan KK                                                                141,000              281,866
            Nippon Concrete Industries Co., Ltd.                                                 188,000              748,591
      * #   Nippon Conveyor Co., Ltd.                                                            129,000              160,064
            Nippon Densetsu Kogyo Co., Ltd.                                                      340,000            1,766,421
            Nippon Denwa Shisetu Co., Ltd.                                                       221,000              786,170
        #   Nippon Felt Co., Ltd.                                                                 63,000              324,149
            Nippon Fine Chemical Co., Ltd.                                                       109,000              460,852
            Nippon Formula Feed Manufacturing Co., Ltd.                                           35,000               57,008
            Nippon Hume Corp.                                                                    119,000              433,566
      * #   Nippon Kinzoku Co., Ltd.                                                              57,000              112,307

        #   Nippon Koei Co., Ltd., Tokyo                                                         350,000              937,788
            Nippon Konpo Unyu Soko Co., Ltd.                                                     196,000            1,923,299
      * #   Nippon Koshuha Steel Co., Ltd.                                                       204,000              287,043
        *   Nippon Metal Industry Co., Ltd.                                                      181,000              331,540
            Nippon Pigment Co., Ltd.                                                              35,000              122,271
            Nippon Piston Ring Co., Ltd.                                                         151,000              322,115
            Nippon Road Co., Ltd.                                                                394,000              801,605
            Nippon Seiki Co., Ltd.                                                                44,000              389,907
            Nippon Seisen Co., Ltd.                                                               60,000              234,400
        #   Nippon Sharyo, Ltd.                                                                  870,000            2,038,681
        *   Nippon Shinpan Co., Ltd.                                                             591,000            2,090,011
            Nippon Shinyaku Co., Ltd.                                                            372,000            2,685,441
            Nippon Signal Co., Ltd.                                                               69,000              349,201
            Nippon Soda Co., Ltd.                                                                891,000            2,629,687
            Nippon Synthetic Chemical Industry Co., Ltd.                                         386,000              920,852
            Nippon Systemware Co., Ltd.                                                           51,200              363,054
            Nippon Tungsten Co., Ltd.                                                            109,000              236,303
            Nippon Valqua Industries, Ltd.                                                       153,000              374,386
        *   Nippon Yakin Kogyo Co., Ltd.                                                         180,500              848,702
            Nishimatsu Construction Co., Ltd.                                                    387,000            1,213,684
            Nishishiba Electric Co., Ltd.                                                         38,000               70,174
            Nissei Plastic Industrial Co., Ltd.                                                   87,000              571,445
        *   Nisseki House Industry Co., Ltd.                                                     180,000                1,751
            Nisshin Fire & Marine Insurance Co., Ltd.                                             72,000              258,780
            Nisshin Fudosan Co., Ltd.                                                             21,800              221,153
            Nisshin Steel Co., Ltd.                                                            2,041,000            4,863,859
            Nisshinbo Industries, Inc.                                                           227,000            1,551,528
            Nissho Electronics Corp.                                                              98,400              756,253
        *   Nissho Iwai-Nichmen Holdings Corp.                                                 1,051,400            4,417,781
            Nissin Corp.                                                                         213,000              534,724
        #   Nissin Electric Co., Ltd.                                                            371,000            1,167,915
            Nissin Sugar Manufacturing Co., Ltd.                                                 305,000              592,792
        #   Nissui Pharmaceutical Co., Ltd.                                                       61,000              370,106
            Nittan Co., Ltd.                                                                      42,000              118,198
            Nittan Valve Co., Ltd.                                                                70,000              431,920
            Nittetsu Mining Co., Ltd.                                                            435,000            1,702,016
            Nitto Boseki Co., Ltd.                                                             1,348,000            2,675,831
            Nitto Electric Works, Ltd.                                                            54,200              516,282
            Nitto FC Co., Ltd.                                                                   109,000              608,357
            Nitto Flour Milling Co., Ltd.                                                        161,000              445,883
            Nitto Seiko Co., Ltd.                                                                 54,000              138,534
        *   Nittoc Construction Co., Ltd.                                                        106,000              214,257
            Noda Corp.                                                                            52,800              373,513
            Nohmi Bosai, Ltd.                                                                    172,000              872,928
            Nomura Co., Ltd.                                                                      70,000              455,719
        #   Noritsu Koki Co., Ltd.                                                                92,800            1,911,944
        #   Noritz Corp.                                                                          73,000            1,063,696
            Obayashi Road Corp.                                                                  189,000              425,971
            Odakyu Construction Co., Ltd.                                                         40,000              110,332
        *   Ohki Corp.                                                                           128,000                1,245
            Oita Bank, Ltd.                                                                      747,000            3,766,766
            Okabe Co., Ltd.                                                                       95,000              419,507
            Oki Electric Cable Co., Ltd.                                                         125,000              279,269
        *   OKK Corp.                                                                            149,000              348,859

        *   Okuma and Howa Machinery, Ltd.                                                       164,000              370,538
        *   Okuma Corp.                                                                          125,000              494,015
            Okumura Corp.                                                                        479,000            2,638,765
            Okura Industrial Co., Ltd.                                                           164,000            1,056,248
            O-M, Ltd.                                                                             36,000               79,636
        *   Omikenshi Co., Ltd.                                                                  237,000              246,900
            Oriental Construction Co., Ltd.                                                      112,700              562,188
            Original Engineering Consultants Co., Ltd.                                            15,500               88,782
            Osaka Securities Finance Co., Ltd.                                                    85,000              250,224
        #   Osaka Steel Co., Ltd.                                                                195,700            2,432,232
            Oyo Corp.                                                                            129,800            1,233,514
            P.S. Mitsubishi Construction Co., Ltd.                                               129,200              563,177
            Pacific Industrial Co., Ltd.                                                         166,000              815,181
        #   PanaHome Corp.                                                                       364,000            1,867,459
            Parco Co., Ltd.                                                                      121,000              702,953
        *   Penta-Ocean Construction Co., Ltd.                                                   369,000              589,585
            Piolax, Inc.                                                                          55,600            1,030,679
            Pocket Card Co., Ltd.                                                                 11,600              179,520
            Pokka Corp.                                                                          158,000              707,060
            Posful Corp.                                                                          13,300               80,865
        #   Raito Kogyo Co., Ltd.                                                                247,300            1,015,927
            Rengo Co., Ltd.                                                                      135,000              618,719
        *   Renown D'urban Holdings, Inc.                                                         83,960              785,013
            Rheon Automatic Machinery Co., Ltd.                                                  115,000              361,750
            Rhythm Watch Co., Ltd.                                                               208,000              436,336
            Ricoh Elemex Corp.                                                                   101,000              590,572
            Rikei Corp.                                                                           53,500              163,741
            Riken Electric Wire Co., Ltd.                                                         25,000               43,999
            Riken Technos Corp.                                                                  210,000              916,150
            Riken Vitamin Co., Ltd.                                                               51,000            1,086,546
            Roland Corp.                                                                          59,200              992,165
            Royal Co., Ltd.                                                                       68,000              886,311
            Ryoden Trading Co., Ltd.                                                             237,000            1,387,484
            Ryosan Co., Ltd.                                                                     209,500            4,728,512
            Ryoyo Electro Corp.                                                                  176,700            2,569,049
            S Foods, Inc.                                                                         56,500              414,392
            Sagami Co., Ltd.                                                                     125,000              437,459
            Sakai Chemical Industry Co., Ltd.                                                    333,000            1,394,458
            Sakai Heavy Industries, Ltd.                                                         167,000              409,732
        #   Sakata Seed Corp.                                                                    270,300            3,286,854
        *   Sakurada Co., Ltd.                                                                    36,000               52,401
            Sala Corp.                                                                           121,000              573,139
            San In Godo Bank, Ltd.                                                               347,000            2,782,881
            San-Ai Oil Co., Ltd.                                                                 386,000            1,496,238
        #   Sanix, Inc.                                                                          151,500            1,221,189
            Sankei Building Co., Ltd.                                                            289,000            1,734,441
            Sanki Engineering Co., Ltd.                                                          428,000            2,958,961
            Sanko Co., Ltd.                                                                       40,000              263,472
            Sanko Metal Industrial Co., Ltd., Tokyo                                               85,000              170,542
            Sankyo Seiko Co., Ltd.                                                               104,000              446,237
            Sanoh Industrial Co., Ltd.                                                           110,000              727,341
            Sanritsu Corp.                                                                        15,800              125,064
            Sanshin Electronics Co., Ltd.                                                        161,000            1,177,952
        *   Sansui Electric Co., Ltd.                                                            522,000              152,726

            Sanyo Denki Co., Ltd.                                                                189,000              864,010
            Sanyo Engineering & Construction, Inc.                                                86,000              323,533
            Sanyo Industries, Ltd., Tokyo                                                        128,000              317,846
            Sanyo Special Steel Co., Ltd.                                                        870,000            1,754,368
        *   Sasebo Heavy Industries Co., Ltd., Tokyo                                             301,000              397,820
        *   Sata Construction Co., Ltd., Gumma                                                   106,000              113,893
            Sato Shoji Corp.                                                                      83,000              585,812
            Satori Electric Co., Ltd.                                                             31,560              398,228
            Seibu Electric Industry Co., Ltd.                                                     91,000              421,181
            Seika Corp.                                                                           75,000              179,085
        *   Seikitokyu Kogyo Co., Ltd.                                                           184,000              269,529
            Seiren Co., Ltd.                                                                      61,000              439,390
            Sekisui Jushi Co., Ltd.                                                              247,000            1,449,792
            Sekisui Plastics Co., Ltd.                                                           531,000            1,761,011
            Sekonic Corp.                                                                         43,000               97,948
            Senko Co., Ltd.                                                                      180,000              682,540
            Senshukai Co., Ltd.                                                                   88,000              691,148
            SFCG Co., Ltd.                                                                        17,020            4,189,164
            Shaddy Co., Ltd.                                                                      76,500              759,042
            Shibusawa Warehouse Co., Ltd.                                                        297,000              727,031
            Shibuya Kogyo Co., Ltd.                                                               60,100              507,834
            Shiga Bank, Ltd.                                                                     246,000            1,342,692
        *   Shikibo, Ltd.                                                                        444,000              550,633
            Shikoku Coca-Cola Bottling Co., Ltd.                                                 146,800            1,804,534
            Shimizu Bank, Ltd.                                                                    39,800            1,824,124
            Shin Nippon Air Technologies Co., Ltd.                                               101,920              705,455
            Shinagawa Refractories Co., Ltd.                                                     266,000              720,901
        *   Shindengen Electric Manufacturing Co., Ltd.                                          357,000            1,140,085
            Shinki Co., Ltd.                                                                     313,000            3,071,114
            Shinko Shoji Co., Ltd.                                                                91,000              608,673
        #   Shinmaywa Industries, Ltd.                                                           624,000            2,632,173
            Shiraishi Corp.                                                                       36,000               59,812
            Shizuki Electric Co., Inc.                                                            62,000              169,212
      * #   Sho-Bond Corp.                                                                       123,900              991,352
            Shobunsha Publications, Inc.                                                          71,900              931,697
            Shoei Foods Corp.                                                                     73,000              424,655
            Showa Aircraft Industry Co., Ltd.                                                     88,000              504,445
        #   Showa Electric Wire & Cable Co., Ltd., Kawasaki                                      986,000            1,290,452
        #   Showa Highpolymer Co., Ltd.                                                          220,000              641,222
            Showa Sangyo Co., Ltd.                                                               146,000              341,646
            Showa Tansan Co., Ltd.                                                                75,000              246,984
            Silver Ox Inc.                                                                        49,000              110,563
            Simree Co., Ltd.                                                                      33,900              157,900
            Sinanen Co., Ltd.                                                                     90,000              450,803
            Sintokogio, Ltd., Nagoya                                                             295,000            1,701,423
            Snow Brand Seed Co., Ltd.                                                             48,000              189,319
            SNT Corp.                                                                             94,000              521,831
            Soda Nikka Co., Ltd.                                                                  97,000              299,800
        *   Sofmap Co., Ltd.                                                                      48,400              205,090
            Software Research Associates, Inc.                                                    15,500              225,528
      * #   Sokkisha Co., Ltd.                                                                    90,000              228,268
            Somar Corp.                                                                           59,000              182,917
            Sonton Food Industry Co., Ltd.                                                        55,000              590,498
            Sotoh Co., Ltd.                                                                       26,000              418,279

            Space Co., Ltd.                                                                       31,440              291,563
            SRL, Inc.                                                                            114,000            1,313,640
            Starzen Corp.                                                                        122,000              294,089
            Subaru Enterprise Co., Ltd.                                                           77,000              251,319
            Sugimoto & Co., Ltd.                                                                  40,900              505,100
            Suminoe Textile Co., Ltd.                                                            309,000              584,197
            Sumitomo Densetsu Co., Ltd.                                                          143,700              600,268
            Sumitomo Osaka Cement Co., Ltd.                                                      845,000            1,858,475
            Sumitomo Pipe & Tube Co., Ltd.                                                       136,000              519,322
            Sumitomo Precision Products Co., Ltd., Amagasaki City                                212,000              686,739
            Sumitomo Seika Chemicals Co., Ltd.                                                    10,000               28,009
        #   Sumitomo Warehouse Co., Ltd.                                                         679,000            3,075,367
            Sun Wave Corp.                                                                       204,000              768,947
            SunTelephone Co., Ltd.                                                               131,000              756,464
        *   Suzutan Co., Ltd.                                                                     11,200               88,854
            SXL Corp.                                                                            379,000              684,499
            Tabai Espec Corp.                                                                     22,000              193,853
            Tachikawa Corp.                                                                       71,800              450,725
            Tachi-S Co., Ltd.                                                                     99,700            1,358,155
            Tadano, Ltd.                                                                         281,000            1,334,358
            Taihei Dengyo Kaisha, Ltd.                                                           179,000              904,379
        *   Taihei Kogyo Co., Ltd.                                                               151,000              564,476
      * #   Taiheiyo Kouhatsu, Inc.                                                              168,000              224,091
            Taiho Kogyo Co., Ltd.                                                                122,300            1,241,523
            Taikisha, Ltd.                                                                        60,000              811,649
            Taisei Rotec Corp.                                                                   357,000              702,271
            Takada Kiko Co., Ltd.                                                                 91,000              530,963
            Takagi Securities Co., Ltd.                                                          243,000              636,987
            Takano Co., Ltd.                                                                      13,900              211,791
        *   Takaoka Electric Manufacturing Co., Ltd., Tokyo                                      117,000              185,008
        *   Taka-Q Co., Ltd.                                                                      96,000              202,876
            Takara Standard Co., Ltd.                                                            319,000            1,882,851
            Takasago Thermal Engineering Co., Ltd.                                               430,000            2,758,136
            Takigami Steel Construction Co., Ltd.                                                 98,000              737,446
            Takiron Co., Ltd.                                                                    199,000              900,354
        #   Takuma Co., Ltd.                                                                     173,000            1,255,276
            Tamura Corp.                                                                         123,000              485,696
            Tanseisha Co., Ltd.                                                                   15,000               58,643
        #   Tasaki Shinju Co., Ltd.                                                              159,000              629,736
            Tatsuta Electric Wire & Cable Co., Ltd.                                              296,000              577,834
            Tayca Corp.                                                                          128,000              359,811
      * #   Teac Corp.                                                                           348,000              438,687
            Techno Ryowa, Ltd.                                                                    57,700              324,786
        #   Teikoku Hormone Manufacturing Co., Ltd.                                              149,000            1,497,549
            Teikoku Tsushin Kogyo Co., Ltd.                                                      142,000              578,715
            Tekken Corp.                                                                         548,000              913,844
            Ten Allied Co., Ltd.                                                                  67,900              262,662
            Tenma Corp.                                                                          163,400            2,679,182
            Teraoka Seisakusho Co., Ltd.                                                          59,000              509,094
            Tetra Co., Ltd., Tokyo                                                               116,000              331,803
        *   The Daito Bank, Ltd.                                                                  58,000               93,437
        #   The Nisshin Oillio Group, Ltd.                                                       520,000            2,324,346
            Tigers Polymer Corp.                                                                  85,000              447,185
      * #   Titan Kogyo KK                                                                       103,000              225,421

            Toa Corp.                                                                          1,027,000            1,664,760
            Toa Doro Kogyo Co., Ltd.                                                             211,000              502,295
        *   Toabo Corp.                                                                          134,000              140,705
        #   Toagosei Co., Ltd.                                                                   419,693            1,333,755
            TOC Co., Ltd.                                                                        117,000              995,284
            Tochigi Bank, Ltd.                                                                   581,000            3,202,445
            Tochigi Fuji Industrial Co., Ltd.                                                    146,000              469,131
            Toda Corp.                                                                           976,000            4,356,935
            Toda Kogyo Corp.                                                                     175,000              686,327
            Todentu Corp.                                                                        163,000              464,761
            Toenec Corp.                                                                         503,000            2,047,537
            Tohcello Co., Ltd.                                                                    92,000              383,231
            Toho Bank, Ltd.                                                                      103,000              378,996
            Toho Real Estate Co., Ltd.                                                           223,000              849,196
            Toho Zinc Co., Ltd.                                                                  111,000              284,912
            Tohoku Bank, Ltd.                                                                     68,000              141,532
            Tohoku Misawa Homes Co., Ltd.                                                         62,900              227,212
            Tohoku Pioneer Corp.                                                                 103,900            1,941,331
            Tohoku Telecommunications Construction Co., Ltd.                                      55,000              427,792
            Tohto Suisan Co., Ltd.                                                               117,000              215,829
        #   Tokai Carbon Co., Ltd.                                                               301,000            1,075,942
        *   Tokai Kanko Co., Ltd.                                                                141,000               38,451
            Tokai Konetsu Kogyo Co., Ltd.                                                         29,000              105,167
        *   Tokai Lease Co., Ltd.                                                                 76,000              148,232
            Tokai Senko KK, Nagoya                                                               118,000              234,650
            Tokai Tokyo Securities Co., Ltd.                                                     436,000            1,238,153
            Toko Electric Corp.                                                                  105,000              337,109
            Toko, Inc.                                                                           470,000            1,333,228
        #   Tokushu Paper Manufacturing Co., Ltd.                                                209,000            1,004,211
            Tokyo Biso Kogyo Corp.                                                                46,000              307,233
            Tokyo Denpa Co., Ltd.                                                                  3,500               39,508
            Tokyo Dome Corp.                                                                     822,000            3,901,953
            Tokyo Energy & Systems, Inc.                                                         159,000              719,611
      * #   Tokyo Rope Manufacturing Co., Ltd.                                                   736,000            1,363,792
            Tokyo Sangyo Co., Ltd.                                                               115,000              347,383
            Tokyo Soir Co., Ltd.                                                                  85,000              258,086
            Tokyo Style Co., Ltd.                                                                 30,000              335,337
            Tokyo Theatres Co., Inc., Tokyo                                                       11,000               15,520
        #   Tokyotokeiba Co., Ltd.                                                               319,000              521,286
            Tokyu Store Chain Corp.                                                              110,000              531,799
            Toli Corp.                                                                           279,000              674,023
            Tomato Bank, Ltd.                                                                    174,000              383,203
        #   Tomoe Corp.                                                                          113,000              460,160
            Tomoku Co., Ltd.                                                                     213,000              495,633
        #   Tonami Transportation Co., Ltd.                                                      438,000            1,324,100
            Topre Corp.                                                                          110,000              819,287
            Torigoe Co., Ltd.                                                                     78,000              413,074
        #   Torishima Pump Manufacturing Co., Ltd., Osaka                                        121,000              674,775
            Toshiba Plant Kensetsu Co., Ltd.                                                     152,000              699,355
            Tosho Printing Co., Ltd.                                                             263,000              859,390
        *   Totenko Co., Ltd.                                                                     97,000              192,251
            Totetsu Kogyo Co., Ltd.                                                              146,000              589,850
      * #   Totoku Electric Co., Ltd., Tokyo                                                     166,000              297,205
      * #   Towa Real Estate Development Co., Ltd.                                               123,500              296,763

            Toyo Bussan Co., Ltd.                                                                 51,100              455,063
      * #   Toyo Communication Equipment Co., Ltd.                                                77,000              352,862
            Toyo Electric Co., Ltd.                                                               41,000              114,633
            Toyo Ink Manufacturing Co., Ltd.                                                     221,000              781,444
        *   Toyo Kanetsu KK                                                                      240,000              389,110
            Toyo Kohan Co., Ltd.                                                                 525,000            2,038,507
            Toyo Wharf & Warehouse Co., Ltd.                                                     316,000              607,634
            Toyoda Machine Works, Ltd.                                                           351,000            2,858,212
            Tsubakimoto Kogyo Co., Ltd.                                                           15,000               34,913
        #   Tsudakoma Corp.                                                                      275,000              837,207
            Tsugami Corp.                                                                        222,000              652,203
            Tsukamoto Co., Ltd.                                                                   49,000               97,486
            Tsukishima Kikai Co., Ltd.                                                           238,000            1,691,274
            Tsurumi Manufacturing Co., Ltd.                                                      113,000              867,879
            Tsutsunaka Plastic Industry Co., Ltd.                                                187,958              818,138
            Tsuzuki Denki Co., Ltd.                                                               90,000              331,562
            Tsuzuki Densan Co., Ltd.                                                              29,900              126,493
            TYK Corp.                                                                            185,000              502,433
            U.Store Co., Ltd.                                                                     31,900              325,561
            Ube Material Industries, Ltd.                                                        198,000              474,400
            Uchida Yoko Co., Ltd.                                                                230,000              929,349
            Ueki Corp.                                                                           139,000              379,300
            U-Shin, Ltd.                                                                          79,000              548,815
            Wakachiku Construction Co., Ltd.                                                     459,000            1,143,203
            Wakodo Co., Ltd.                                                                       1,200               44,804
            Warabeya Nichiyo Co., Ltd.                                                            11,160              205,638
            Yahagi Construction Co., Ltd.                                                         41,000              154,753
            Yamagata Bank, Ltd.                                                                  495,000            2,318,689
            Yamaichi Electronics Co., Ltd.                                                        56,600              665,452
        #   Yamamura Glass Co., Ltd.                                                             600,000            1,362,353
            Yamanashi Chuo Bank, Ltd.                                                            361,000            2,125,899
        #   Yamatake Corp.                                                                       265,400            2,788,376
        *   Yamatane Corp.                                                                       132,000              190,408
            Yamato Corp.                                                                          58,000              252,603
            Yamato International, Inc.                                                            72,000              454,979
            Yamato Kogyo Co., Ltd.                                                                96,000            1,289,876
            Yamaura Corp.                                                                         76,500              197,228
            Yasuda Warehouse Co., Ltd.                                                           115,500              688,222
            Ye Data, Inc.                                                                         34,000               94,133
            Yellow Hat, Ltd., Tokyo                                                               92,600              777,030
        #   Yodogawa Steel Works, Ltd.                                                           869,000            4,117,524
            Yokogawa Bridge Corp.                                                                216,000            1,346,612
        #   Yokohama Reito Co., Ltd.                                                             234,000            1,522,136
            Yondenko Corp.                                                                       164,650              788,203
            Yonex Co., Ltd.                                                                       99,000              860,791
            Yorozu Corp.                                                                          54,200              442,005
            Yuasa Funashoku Co., Ltd.                                                            173,000              381,445
        *   Yuken Kogyo Co., Ltd.                                                                 55,000              152,150
            Yuki Gosei Kogyo Co., Ltd.                                                            80,000              268,076
            Yuraku Real Estate Co., Ltd.                                                         210,000              768,487
            Yurtec Corp.                                                                         399,000            1,944,587
            Yushiro Chemical Industry Co., Ltd.                                                   31,000              483,975
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $489,563,477)                                                                                          582,761,758
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.4%)
        *   Japanese Yen                                                                                           11,508,901
                                                                                                           ------------------
   (Cost $11,505,386)
   TOTAL -- JAPAN
     (Cost $501,068,863)                                                                                          594,270,659
                                                                                                           ------------------

   UNITED KINGDOM -- (19.6%)
   COMMON STOCKS -- (19.5%)
            4imprint P.L.C.                                                                      194,691              533,756
            600 Group P.L.C.                                                                     377,511              489,536
            Abbeycrest P.L.C.                                                                    114,547              141,709
            Aberdeen Asset Management P.L.C.                                                   1,633,598            3,185,350
        *   Advanced Medical Solutions P.L.C.                                                    787,802              116,906
            AGA Food Service Group P.L.C.                                                      1,617,973            7,913,440
        *   Airflow Streamlines P.L.C.                                                            19,305               21,587
            Airsprung Furniture Group P.L.C.                                                      80,900               75,000
            Alexandra P.L.C.                                                                     214,197              408,119
            Alphameric P.L.C.                                                                    747,761            1,049,694
            Alumasc Group P.L.C.                                                                 169,081              524,530
        *   Amberley Group P.L.C.                                                                 71,000               15,367
            Anglo Eastern Plantations P.L.C.                                                     214,043              683,353
            Anglo Pacific Group P.L.C.                                                           497,334              932,573
        *   Anite Group P.L.C.                                                                   656,160              668,329
        *   API Group P.L.C.                                                                     209,296              393,021
        *   Applied Optical Technologies P.L.C.                                                  422,337              189,350
        *   ARC International P.L.C.                                                             913,911              567,222
        *   Arena Leisure P.L.C.                                                                 645,000              456,263
        *   Argonaut Games, Ltd.                                                                 493,000               29,449
        *   Armour Group P.L.C.                                                                  225,000              290,684
            Arriva P.L.C.                                                                        112,920            1,057,579
        *   Ashtead Group P.L.C.                                                               2,183,506            3,350,107
            Ashtenne Holdings P.L.C.                                                             213,611            1,572,206
        *   Aston Villa P.L.C.                                                                    15,100               95,662
            Atrium Underwriting P.L.C.                                                           130,650              483,097
            Austin Reed Group P.L.C.                                                             178,581              440,321
            Autologic Holdings P.L.C.                                                            264,452            1,493,191
            Avesco P.L.C.                                                                         56,789              102,901
            Avon Rubber P.L.C.                                                                   179,746              703,179
            Baggeridge Brick P.L.C.                                                              302,294              833,882
        *   Baltimore Technologies P.L.C.                                                        351,800               70,713
            Beale P.L.C.                                                                          96,298              126,073
            Beattie (James) P.L.C.                                                               235,173              579,532
        *   Bede P.L.C.                                                                          283,000              212,283
            Belhaven Brewery Group P.L.C.                                                         33,181              277,316
            Bellway P.L.C.                                                                       150,000            2,041,551
        *   Berkeley Technology, Ltd.                                                            222,520               48,915
        *   Biocompatibles International P.L.C.                                                   79,763              369,404
            Bizspace P.L.C.                                                                       34,782               28,572
            Black Arrow Group P.L.C.                                                              35,000               40,476
            Blacks Leisure Group P.L.C.                                                            5,018               46,433

            Body Shop International P.L.C.                                                         4,923               16,422
            Bodycote International P.L.C.                                                      2,389,796            7,258,246
            Boot (Henry) P.L.C.                                                                  173,704            1,457,267
            Bovis Homes Group P.L.C.                                                             764,415            7,367,168
            Brammer P.L.C.                                                                       242,432              766,810
            Brewin Dolphin Holdings P.L.C.                                                       272,000              494,979
            Bristol Water Group P.L.C.                                                           148,168            1,459,898
            Britannic P.L.C.                                                                   1,034,026            8,205,859
            British Polythene Industries P.L.C.                                                  192,265            1,179,813
            British Vita P.L.C.                                                                1,553,188            7,952,949
            Brown (N) Group P.L.C.                                                             2,342,303            5,992,434
            BSS Group P.L.C.                                                                      83,203            1,308,921
        *   BTG P.L.C.                                                                           239,400              432,058
            Burtonwood Brewery P.L.C.                                                            128,780            1,160,702
            Caffyns P.L.C.                                                                        18,165              237,552
        *   Cambridge Antibody Technology Group P.L.C.                                           122,700            1,403,445
        *   Cape P.L.C.                                                                          237,482              649,567
            Capital & Regional P.L.C.                                                            569,224            6,855,599
        *   Carbo P.L.C.                                                                          34,200                6,566
            Carclo P.L.C.                                                                        314,404              278,774
            Carr's Milling Industries P.L.C.                                                      61,937              553,175
            Castings P.L.C.                                                                      279,599              916,262
        *   Cenes Pharmaceuticals P.L.C.                                                         250,000               34,711
            Chapelthorpe P.L.C.                                                                1,143,947              443,869
        *   Che Group P.L.C.                                                                     134,162              110,274
        *   Chorion P.L.C.                                                                         2,920               14,297
            Churchill China P.L.C.                                                                53,181              251,823
            City North Group P.L.C.                                                              139,996              593,557
        *   City of London Group P.L.C.                                                           34,000               39,078
            Clinton Cards P.L.C.                                                                 292,245              525,473
        *   CLS Holdings P.L.C.                                                                  605,920            4,481,550
            Colefax Group P.L.C.                                                                  96,000              179,834
      * #   Colt Telecom Group P.L.C.                                                          1,276,598            1,080,766
            Communisis P.L.C.                                                                    849,814            1,813,465
            Compel Group P.L.C.                                                                   73,000              128,961
        *   Cookson Group P.L.C.                                                               4,545,789            2,931,211
            Coral Products P.L.C.                                                                102,000               75,358
        *   Corporate Services Group P.L.C.                                                    1,423,456              184,491
            Cosalt P.L.C.                                                                         46,973              302,519
            Countryside Property P.L.C.                                                          552,428            3,010,363
            Courts P.L.C.                                                                        381,726               98,987
            Cox Insurance Holdings P.L.C.                                                      1,245,190            2,040,444
        *   Cradley Group Holdings P.L.C.                                                         38,466                7,396
        *   Creightons P.L.C.                                                                    250,000               28,646
            Crest Nicholson P.L.C.                                                               650,741            4,209,827
            Creston P.L.C.                                                                        40,400              114,884
            Cropper (James) P.L.C.                                                                29,000               88,757
            Daejan Holdings P.L.C.                                                                95,839            4,994,095
        *   Dana Petroleum P.L.C.                                                                448,349            3,501,373
            Dart Group P.L.C.                                                                    229,376            1,457,206
        *   Dawson International P.L.C.                                                          502,194               91,145
            Delta P.L.C.                                                                       1,150,757            2,124,964
            Derwent Valley Holdings P.L.C.                                                       475,329            8,929,523
            Development Securities P.L.C.                                                        181,942            1,387,736

            DeVere Group P.L.C.                                                                  485,392            4,066,157
        *   Dimension Data Holdings P.L.C.                                                     2,992,147            1,913,748
            Diploma P.L.C.                                                                        70,000              795,421
        *   Dowding & Mills P.L.C.                                                               862,770              177,106
            DRS Data Research Services P.L.C.                                                     51,000               33,862
            DTZ Holdings P.L.C.                                                                  113,023              413,454
            Dyson Group P.L.C.                                                                   150,000              988,864
            East Surrey Holdings P.L.C.                                                          309,446            2,214,043
      * #   Easyjet P.L.C.                                                                     2,217,691            7,884,540
        *   Easynet Group P.L.C.                                                                  71,000               98,997
            Eleco P.L.C.                                                                          68,900               37,285
            Electronic Data Processing P.L.C.                                                    158,802              218,394
        *   Elementis P.L.C.                                                                   2,564,704            1,584,313
        *   Emerald Energy P.L.C.                                                                 74,090              188,200
        *   Emess P.L.C.                                                                       1,873,168              299,871
            Ennstone P.L.C.                                                                    1,590,697            1,079,289
        *   Enodis P.L.C.                                                                        718,000            1,379,490
        *   Entertainment Rights P.L.C.                                                        2,797,560              791,571
        *   Erinaceous Group P.L.C.                                                              371,424            1,188,893
        *   Eurodis Electron P.L.C.                                                            2,531,550               90,522
        *   European Colour P.L.C.                                                               185,000               64,537
            European Motor Holdings P.L.C.                                                       271,675            1,046,186
            Fenner P.L.C.                                                                        272,000              676,171
        *   Ferguson International Holdings P.L.C.                                                88,836               40,754
            Ferraris Group P.L.C.                                                                318,428              676,441
        *   Fibernet Group P.L.C.                                                                403,764              605,419
        *   FII Group P.L.C.                                                                     104,900               13,535
            Filtronic P.L.C.                                                                     388,560            1,453,479
        *   Financial Objects P.L.C.                                                             139,000              151,342
            First Technology P.L.C.                                                              413,120            2,807,206
            Fisher (James) & Sons P.L.C.                                                         255,000            1,382,571
            FKI P.L.C.                                                                           667,689            1,692,457
            Fortress Holdings P.L.C.                                                             200,000              109,911
            Freeport P.L.C.                                                                      225,161            1,688,088
            Fuller, Smith & Turner P.L.C. Series A                                                90,790            1,239,763
            Fulmar P.L.C.                                                                        107,500              169,255
            Future Network P.L.C.                                                                669,770              812,548
            Galliford Try P.L.C.                                                                 646,740              648,948
            Game Group P.L.C.                                                                  2,463,197            3,208,738
        *   Garton Engineering P.L.C.                                                              6,000                    0
        *   Gaskell P.L.C.                                                                        40,000                7,248
            GB Group P.L.C.                                                                      607,131              257,728
        *   Georgica P.L.C.                                                                      124,719              158,609
        *   Gladstone P.L.C.                                                                     158,000               65,161
            Gleeson (M.J.) Group P.L.C.                                                          303,626            1,176,120
        *   Global Natural Energy P.L.C.                                                          40,317              146,319
            Goodwin P.L.C.                                                                         5,000               26,646
            Gowrings P.L.C.                                                                       15,000               29,106
            Great Portland Estates P.L.C.                                                      1,131,734            6,927,729
            Greene King P.L.C.                                                                   161,379            3,680,445
        *   Greenwich Resources P.L.C.                                                           312,000               17,146
            Guiness Peat Group P.L.C.                                                            530,152              801,698
        *   Gyrus Group P.L.C.                                                                   548,083            2,321,834
            Halstead (James) Group P.L.C.                                                         79,267              938,865

        *   Hampson Industries P.L.C.                                                            481,250              200,282
        *   Hampton Trust P.L.C.                                                                 200,491                5,269
            Hardy Underwriting Group P.L.C.                                                       11,401               51,777
            Hardys & Hansons P.L.C.                                                              131,585            1,391,817
        *   Harvey Nash Group P.L.C.                                                             100,000              152,612
        *   Hawtin P.L.C.                                                                        150,000               35,182
            Haynes Publishing Group P.L.C.                                                        25,591              171,291
            Headway P.L.C.                                                                       101,967              221,947
            Helical Bar P.L.C.                                                                   156,440            3,186,507
        *   Heywood Williams Group P.L.C.                                                        688,840            1,160,470
            Highbury House Communications P.L.C.                                               2,726,216              468,777
            Highway Insurance Holdings P.L.C.                                                  1,189,311              733,021
            Hill & Smith Holdings P.L.C.                                                          74,890              171,728
            Hiscox P.L.C.                                                                      1,873,464            5,692,277
            Hit Entertainment P.L.C.                                                              12,647               62,831
            Hitachi Capital (UK) P.L.C.                                                          150,432              685,856
        *   Homestyle Group P.L.C.                                                               431,208            1,058,202
            House of Fraser P.L.C.                                                             1,396,407            2,818,528
            Hunting P.L.C.                                                                       805,904            2,797,029
        *   IAF Group P.L.C.                                                                      66,500               21,609
            IFX Group P.L.C.                                                                     172,779              323,622
            Incepta Group P.L.C.                                                               1,182,916            1,537,268
            Infast Group P.L.C.                                                                  841,899              301,870
        *   Intec Telecom Systems P.L.C.                                                         462,054              595,238
            Intelek P.L.C.                                                                       555,250               92,583
            Intserve P.L.C.                                                                      145,032              872,479
            Inveresk P.L.C.                                                                      756,409              137,756
        *   IQE P.L.C.                                                                           125,500               24,531
        *   Jarvis Porter Group P.L.C.                                                           101,000               19,306
            JJB Sports P.L.C.                                                                    595,749            2,312,425
            JKX Oil and Gas P.L.C.                                                               581,306            1,350,620
            John David Group P.L.C.                                                               45,672              172,287
            Johnson Service Group P.L.C.                                                          37,000              280,183
        *   Kalamazoo Computer Group P.L.C.                                                       12,200                  408
            KBC Advanced Technologies P.L.C.                                                     335,668              236,855
        *   Kewill Systems P.L.C.                                                                 60,000               74,429
            Kiln P.L.C.                                                                           35,777               55,060
        *   Kingston Communications P.L.C.                                                     2,984,965            3,516,545
        *   Knowledge Support Systems Group P.L.C.                                               136,000                2,080
            Laing (John) P.L.C.                                                                  226,209            1,024,783
            Laird Group P.L.C.                                                                   216,800            1,514,194
            Lambert Howarth Group P.L.C.                                                         118,489              643,759
        *   Lamont Holdings P.L.C.                                                               100,000                1,195
        *   Laura Ashley Holdings P.L.C.                                                         375,000               98,484
            Lavendon Group P.L.C.                                                                244,915              686,634
        *   Leeds Group P.L.C.                                                                   241,639               62,059
            Linton Park P.L.C.                                                                    40,500              286,249
            Litho Supplies P.L.C.                                                                107,000               99,292
            London Industrial P.L.C.                                                             128,461            4,985,472
            London Merchant Securities P.L.C.                                                  2,443,313            9,355,307
            Lookers P.L.C.                                                                       203,811            1,176,677
            Low & Bonar P.L.C.                                                                   626,981            1,429,934
            Luminar P.L.C.                                                                       900,284            8,616,945
            Lupus Capital P.L.C.                                                               1,125,000              354,219

            Macfarlane Group P.L.C.                                                              823,481              488,556
            Macro 4 P.L.C.                                                                        44,820              158,811
            Mallett P.L.C.                                                                        69,900              382,649
            Management Consulting Group P.L.C.                                                 1,273,000            1,066,770
        #   Manganese Bronze Holdings P.L.C.                                                     105,064              383,051
            Marlborough Stirling P.L.C.                                                          404,000              320,826
        *   Marylebone Warwick Balfour Group P.L.C.                                              790,303            1,006,605
            Mayborn Group P.L.C.                                                                  50,000              253,314
        *   Mayflower Corp. P.L.C.                                                             1,809,000              233,408
            McAlpine (Alfred) P.L.C.                                                             766,927            4,233,945
            McKay Securities P.L.C.                                                              178,773              870,815
        *   Medical Solutions P.L.C.                                                              61,000                7,871
        *   Medisys P.L.C.                                                                       800,000              112,745
            Merrydown P.L.C.                                                                      94,172              227,679
            Mersey Docks & Harbour Co. P.L.C.                                                    575,409            9,823,326
            Metalrax Group P.L.C.                                                                200,000              296,523
            Mice Group P.L.C.                                                                    510,721              496,932
        *   Microgen P.L.C.                                                                      662,208              695,548
        *   Mid-States P.L.C.                                                                     50,000               15,292
            Minerva P.L.C.                                                                     1,381,242            7,656,439
            Molins P.L.C.                                                                        101,360              295,771
            Montpellier Group P.L.C.                                                              14,000                4,594
        *   Morgan Crucible Company P.L.C.                                                     1,758,048            5,567,765
            Morse P.L.C.                                                                         101,664              193,942
            Moss Brothers Group P.L.C.                                                           450,000              909,085
            Mothercare P.L.C.                                                                    119,766              665,651
            Mowlem (John) & Co. P.L.C.                                                           632,218            2,260,254
            MS International P.L.C.                                                               49,000               70,255
            MSB International P.L.C.                                                             125,552              197,000
            Mtl Instruments Group P.L.C.                                                          11,100               54,231
            Mucklow (A & J) Group P.L.C.                                                         324,211            2,098,518
        *   Music Choice Europe P.L.C.                                                           191,633               63,127
      * #   My Travel Group P.L.C.                                                             3,336,000              330,494
        *   Ncipher P.L.C.                                                                       170,097              710,451
            Nestor Healthcare Group P.L.C.                                                       487,994            1,259,960
        *   Nettec P.L.C.                                                                        220,000                7,359
        *   New Avesco P.L.C.                                                                     56,789               80,332
            NHP P.L.C.                                                                         1,926,517            9,465,097
            Nichols P.L.C.                                                                        48,000              156,675
        *   Noble Investments (UK) P.L.C.                                                            300                  301
            Northamber P.L.C.                                                                     98,276              176,583
        *   NSB Retail P.L.C.                                                                  1,895,000            1,024,205
        *   NXT P.L.C.                                                                            48,000               45,811
            Owen (H.R.) P.L.C.                                                                    79,333              307,135
            Oxford Instruments P.L.C.                                                            269,240              997,197
        *   Pace Micro Technology P.L.C.                                                         616,176              647,799
            Panther Securities P.L.C.                                                             45,000              247,300
            Parity Group P.L.C.                                                                  420,000               80,262
            Partridge Fine Arts P.L.C.                                                            33,000               36,586
            Pendragon P.L.C.                                                                     237,500            1,206,142
            Penna Consulting P.L.C.                                                               89,000              226,308
        *   Pharmagene P.L.C.                                                                    387,527              300,292
            PHS Group P.L.C.                                                                   2,604,909            3,462,840
        *   Pilkingtons Tiles Group P.L.C.                                                       170,000               13,406

        *   Pillar Property P.L.C.                                                               601,021            8,098,558
            Pittards P.L.C.                                                                       39,000               18,286
        *   Plantation & General P.L.C.                                                           64,601               22,845
            Portmeirion Group P.L.C.                                                              56,335              196,524
            Porvair P.L.C.                                                                       245,971              487,851
        *   Premier Oil P.L.C.                                                                   396,934            4,246,607
        *   Pressac P.L.C.                                                                       429,000               41,791
            Primary Health Properties P.L.C.                                                     102,890              534,251
        *   Probus Estates P.L.C.                                                                416,666                6,571
        *   Provalis P.L.C.                                                                    2,427,440              396,079
            Psion P.L.C.                                                                       2,637,694            2,767,634
        *   QA P.L.C.                                                                             80,000                4,402
        *   Quays Group P.L.C.                                                                    71,000                8,143
            Quintain Estates & Development P.L.C.                                                458,696            4,147,535
            RAC P.L.C.                                                                           215,033            2,506,759
            Radamec Group P.L.C.                                                                  71,000               37,422
            Ransom (William) & Son P.L.C.                                                        115,000              113,216
            Raven Mount P.L.C.                                                                   125,337              161,864
        *   Redbus Imterhouse P.L.C.                                                             692,230              188,251
        *   Redstone P.L.C.                                                                    2,527,827              381,570
            Reg Vardy P.L.C.                                                                     240,559            2,058,279
            Regent Inns P.L.C.                                                                   754,549              727,767
            Renold P.L.C.                                                                        434,470              614,995
            Ricardo P.L.C.                                                                       228,464              957,754
            Rowe Evans Investments P.L.C.                                                         95,900              292,254
            Roxboro Group P.L.C.                                                                  60,000              425,568
        *   Royal Doulton P.L.C.                                                                 588,000              123,653
            RPC Group P.L.C.                                                                     355,740            1,434,298
            Rugby Estates P.L.C.                                                                  68,065              367,378
            Rutland Trust P.L.C.                                                                 182,210              128,869
            S & U P.L.C.                                                                           7,000               73,389
        *   Safeland P.L.C.                                                                      100,000              109,045
        #   Sanctuary Group P.L.C.                                                             2,860,079            2,527,827
            Savills P.L.C.                                                                        90,000              717,755
            Scapa Group P.L.C.                                                                   813,287              436,620
        *   SDL P.L.C.                                                                           166,480              383,489
            Senior P.L.C.                                                                      2,068,718            1,503,921
        *   SFI Group P.L.C.                                                                      79,000               46,813
            Shaftesbury P.L.C.                                                                 1,180,236            6,858,002
        *   Sherwood Group P.L.C.                                                                424,000               76,995
            Shiloh P.L.C.                                                                         25,000               60,445
        *   ShopRite Group P.L.C.                                                                196,000               45,895
        *   Simon Group P.L.C.                                                                   962,861              792,966
            Sinclair (William) Holdings P.L.C.                                                    81,940               87,598
            Singer & Friedlander Group P.L.C.                                                  1,541,615            8,264,166
            Sirdar P.L.C.                                                                        280,105              173,320
            Smart (J.) & Co. (Contractors) P.L.C.                                                 18,263              204,222
            Smith (David S.) Holdings P.L.C.                                                   2,885,802            8,215,555
            Smith (James) Estates P.L.C.                                                         101,632              791,647
            Smith (WH) P.L.C.                                                                    259,297            1,477,504
        *   Soco International P.L.C.                                                              5,000               28,431
            Somerfield P.L.C.                                                                  1,959,426            5,717,342
            Speedy Hire P.L.C.                                                                    15,000              138,272
        *   Spirent P.L.C.                                                                     2,120,832            2,888,659

            Spring Group P.L.C.                                                                  200,000              369,060
            St. Ives P.L.C.                                                                      272,175            2,014,714
            St. Modwen Properties P.L.C.                                                         214,000            1,255,520
            Stanley (Charles) Group P.L.C.                                                       150,000              734,015
            Stanley Leisure P.L.C.                                                             1,140,394            9,735,064
        *   Sterling Publishing Group P.L.C.                                                     300,000               77,416
            Stylo P.L.C.                                                                           5,293                6,172
            Swallowfield P.L.C.                                                                   60,849              101,564
        *   Tadpole Technology P.L.C.                                                            296,000               59,466
        *   Tandem Group P.L.C.                                                                  472,000                    0
            Taylor Woodrow P.L.C.                                                                 76,520              339,566
        #   TBI P.L.C.                                                                         4,253,603            7,467,979
        *   Telecity P.L.C.                                                                      389,352              102,138
            Telemetrix P.L.C.                                                                    143,000              352,537
        *   Telspec P.L.C.                                                                       205,000               48,938
        *   Terence Chapman Group P.L.C.                                                          62,500                  379
            Tex Holdings P.L.C.                                                                   11,000               27,077
            The Big Food Group P.L.C.                                                          2,166,175            3,832,591
            The Cardiff Property P.L.C.                                                            4,000               60,021
        *   The Innovation Group P.L.C.                                                          889,000              650,707
            The Malcolm Group P.L.C.                                                             388,408              724,339
        *   The Television Corp. P.L.C.                                                          202,247              373,503
            Thorpe (F.W.) P.L.C.                                                                  19,149              121,737
        *   Thus Group P.L.C.                                                                  9,852,260            2,687,906
            Tinsley (Eliza) Group P.L.C.                                                         145,967               71,204
            Titon Holdings P.L.C.                                                                 36,110               70,562
        #   Tops Estates P.L.C.                                                                  275,064            1,802,442
        *   Torotrak P.L.C.                                                                      167,000              237,172
        *   Tottenham Hotspur P.L.C.                                                             146,000               76,169
            Town Centre Securities (New) P.L.C.                                                  384,986            2,405,069
            Trace Computers P.L.C.                                                                33,014               50,792
        *   Trafficmaster P.L.C.                                                                 300,000              438,274
            Transport Development Group P.L.C.                                                   470,684            2,034,689
            Treatt P.L.C.                                                                         28,663              103,004
            Trifast P.L.C.                                                                         6,000                9,007
            TT Electronics P.L.C.                                                                970,082            3,566,405
            U.K. Coal P.L.C.                                                                     904,171            2,296,041
            UCM Group P.L.C.                                                                     166,000              222,652
            Ultraframe P.L.C.                                                                     24,169               39,257
            Umeco P.L.C.                                                                          96,782              762,798
            Uniq P.L.C.                                                                          755,514            3,012,882
            Unite Group P.L.C.                                                                   669,432            3,217,585
            Universal Salvage P.L.C.                                                             135,633              198,337
            Urbium P.L.C.                                                                          1,752               17,037
            Vega Group P.L.C.                                                                     14,000               46,340
        *   Vernalis P.L.C.                                                                      132,072              218,122
            Victoria P.L.C.                                                                       52,231              227,562
            Vislink P.L.C.                                                                       533,047              214,214
        *   Volex Group P.L.C.                                                                   195,418              356,902
            VP P.L.C.                                                                            315,426              949,442
        *   Vtr P.L.C.                                                                            13,000               22,529
            Wagon P.L.C.                                                                         333,848            1,047,100
        *   Walker Greenbank P.L.C.                                                              297,910               51,251
            Warner Estate Holdings P.L.C.                                                        297,920            2,796,822

        *   Waterdorm P.L.C.                                                                      70,000                    0
            Waterman P.L.C.                                                                      203,969              365,065
            Wembley P.L.C.                                                                       171,000            2,225,874
            Westbury P.L.C.                                                                      999,554            7,313,887
            Whitehead Mann Group P.L.C.                                                           22,000               66,476
            Willliam Jacks P.L.C.                                                                 10,000               14,814
            Wilmington Group P.L.C.                                                              422,000            1,105,781
        *   Wilshaw P.L.C.                                                                        28,000                4,683
            Wolverhampton & Dudley Breweries P.L.C.                                              648,661           11,345,783
            Woolworths Group P.L.C.                                                           11,067,763            9,415,643
            WSP Group P.L.C.                                                                     366,454            1,618,073
            Wyevale Garden Centres P.L.C.                                                        372,593            2,644,140
            Wyndeham Press Group P.L.C.                                                          293,019              720,016
            XANSA P.L.C.                                                                         759,231            1,342,379
        *   Xenova Group P.L.C.                                                                2,170,484              258,316
        *   Yorkshire Group P.L.C.                                                               117,096               12,870
            Young & Co's Brewery P.L.C. Class A                                                    8,950              224,375
            Zotefoams P.L.C.                                                                     196,330              253,317
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $367,969,862)                                                                                          489,349,711
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   British Pound Sterling                                                                                  3,737,462
                                                                                                           ------------------
   (Cost $3,651,554)

   RIGHTS/WARRANTS -- (0.0%)
        *   Letter of Entitlements - Audemars Piguet                                              81,758                    0
        *   SFI Holdings Litigation Certificate                                                   79,000                    0
        *   Xenova Group P.L.C. Warrants 12/31/08                                                125,718                5,107
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                          5,107
                                                                                                           ------------------

   TOTAL -- UNITED KINGDOM
     (Cost $371,621,416)                                                                                          493,092,280
                                                                                                           ------------------

   AUSTRALIA -- (6.2%)
   COMMON STOCKS -- (6.1%)
            A.P. Eagers, Ltd.                                                                     28,897              159,988
        *   Adacel Technologies, Ltd.                                                            123,126               28,443
            Adelaide Brighton, Ltd.                                                            3,044,414            3,964,170
        #   Adsteam Marine, Ltd.                                                               2,090,659            2,646,739
            Alesco Corp., Ltd.                                                                    82,751              520,924
        *   Altium, Ltd.                                                                         279,609               64,844
            Amalgamated Holdings, Ltd.                                                           511,945            1,642,702
            Amcom Telecommunications, Ltd.                                                     1,845,098              298,052
        *   Amrad Corp., Ltd.                                                                    638,574              255,946
            Ansell, Ltd.                                                                         318,229            2,255,693
            APN News & Media, Ltd.                                                               230,719              890,070
            Ariadne Australia, Ltd.                                                              369,295              111,106
        *   Atlas Pacific, Ltd.                                                                  113,450               14,891
            AuIron Energy, Ltd.                                                                   90,569              157,738

            Ausdrill, Ltd.                                                                       531,573              209,382
            Auspine, Ltd.                                                                        374,177            1,118,259
        *   Austal, Ltd.                                                                         654,587              984,919
      * #   Austar United Communications, Ltd.                                                 1,264,310              879,344
        #   Austereo Group, Ltd.                                                               2,895,433            3,622,909
        *   Austral Coal, Ltd.                                                                   999,323              617,864
            Australand Property Group                                                          1,482,355            2,085,856
            Australian Agricultural Co., Ltd.                                                  1,083,109            1,248,368
            Australian Pharmaceutical Industries, Ltd.                                           849,117            2,234,683
        *   Australian Worldwide Exploration, Ltd.                                               116,990              176,489
            Auto Group, Ltd.                                                                      64,351               32,878
        #   AV Jennings Homes, Ltd.                                                            1,345,251            1,686,961
            Avatar Industries, Ltd.                                                              114,089               67,888
        *   Avexa, Ltd.                                                                          319,287               64,411
            AWB, Ltd.                                                                            328,591            1,207,933
        *   BayCorp Advantage, Ltd.                                                            1,734,835            4,180,839
            Beach Petroleum NL                                                                 1,636,811              581,047
        *   Biota Holdings, Ltd.                                                                 136,051               60,848
            Boral, Ltd.                                                                           23,843              126,920
            Brickworks, Ltd.                                                                     139,350            1,237,944
            Bridgestone Australia, Ltd.                                                           69,645              191,345
        *   Burns, Philp & Co., Ltd.                                                             748,991              514,803
            Caltex Australia, Ltd.                                                               402,300            2,851,701
            Candle Australia, Ltd.                                                               297,395              474,064
            Capral Aluminium, Ltd.                                                               426,268              784,686
            Cellnet Telecommunications Group, Ltd.                                               281,809              372,143
            Central Equity, Ltd.                                                                 447,284              702,889
        *   Chiquita Brands South Pacific, Ltd.                                                  684,380              413,107
            Circadian Technologies, Ltd.                                                          38,781               65,730
        *   Climax Mining, Ltd.                                                                  352,562               28,353
      * #   Clough, Ltd.                                                                       2,914,860            1,126,308
            Coates Hire, Ltd.                                                                    275,116              965,222
            Collection House, Ltd.                                                               312,600              418,063
            Commander Communications, Ltd.                                                       496,380              916,873
        *   Coplex Resources NL                                                                  351,512               24,546
            Coventry Group, Ltd.                                                                 227,864            1,290,147
        *   CPI, Ltd.                                                                            121,577               76,201
            Crane Group, Ltd.                                                                    434,966            3,398,069
        #   Croesus Mining NL                                                                  2,282,517            1,051,784
        *   Cumnock Coal, Ltd.                                                                    15,710                5,790
        #   DCA Group, Ltd.                                                                      611,663            1,588,288
            Devine, Ltd.                                                                         685,010              361,024
        *   Dominion Mining, Ltd.                                                                116,119               34,877
            Downer Group, Ltd.                                                                 1,980,116            6,853,909
        *   Emporer Mines, Ltd.                                                                  189,033               92,895
            Energy Developments, Ltd.                                                            789,285            2,099,252
            Energy Resources of Australia, Ltd. Series A                                         200,366              984,003
        *   Energy World Corp., Ltd.                                                             393,461                5,141
            Evans & Tate, Ltd.                                                                    80,488               65,979
        #   FKP, Ltd.                                                                            409,028            1,141,964
        *   Forest Enterprises Australia, Ltd.                                                 1,368,992              688,209
        #   Futuris Corp., Ltd.                                                                4,233,124            6,907,567
            Gazal Corp., Ltd.                                                                     89,069              255,416
            Globe International, Ltd.                                                          3,230,264            1,210,639

            Gowing Bros., Ltd.                                                                   148,979              304,597
        *   Gowing Retail, Ltd.                                                                    5,323                1,151
        *   Gradipore, Ltd.                                                                       43,768               27,071
        #   Graincorp, Ltd. Series A                                                              54,918              560,457
            Grand Hotel Group                                                                  1,775,144            1,110,558
            GRD NL                                                                               130,884              283,637
            Great Southern Plantations, Ltd.                                                     375,976            1,099,652
            Green's Foods, Ltd.                                                                  101,626               73,007
            GUD Holdings, Ltd.                                                                    96,340              822,988
        *   Gympie Gold, Ltd.                                                                    266,614              115,845
        *   Haoma Mining NL                                                                      440,554               34,036
            Healthscope, Ltd.                                                                    143,376              445,984
            Henry Walker Eltin Group, Ltd.                                                     1,153,772              503,874
            HGL, Ltd.                                                                            226,059              341,020
            Home Building Society, Ltd.                                                            8,851               41,977
            Housewares International, Ltd.                                                       140,860              291,866
        *   Hudson Investment Group, Ltd.                                                        297,500                6,002
      * #   Hutchison Telecommunications (Australia), Ltd.                                     3,976,153            1,115,760
            Iluka Resources, Ltd.                                                              1,840,798            8,320,098
        *   Imdex, Ltd.                                                                          202,532               29,529
        *   Intercard Wireless, Ltd.                                                              62,379                2,178
        *   Intermoco, Ltd.                                                                      558,800               32,663
        *   International All Sports, Ltd.                                                        37,973                9,994
        #   Investor Group, Ltd.                                                                  42,466              129,022
        #   ION, Ltd.                                                                            554,140              422,302
            IWL, Ltd.                                                                             44,166               77,140
            JDV, Ltd.                                                                             40,681               24,418
        #   Jones (David), Ltd.                                                                  805,650            1,440,658
            K&S Corp., Ltd.                                                                       85,482              194,396
            Keycorp, Ltd.                                                                        124,013              174,460
            Lemarne Corp., Ltd.                                                                   38,606               75,779
            Lighting Corp., Ltd.                                                                 599,001              369,326
        #   MacArthur Coal, Ltd.                                                                 634,488            2,081,122
            MacMahon Holdings, Ltd.                                                              305,720              114,530
        *   Macquarie Corporate Telecommunications, Ltd.                                         303,300               44,605
            Magellan Petroleum Australia, Ltd.                                                    29,537               30,228
            MaxiTRANS Industries, Ltd.                                                           182,891              151,052
            McGuigan Simeon Wines, Ltd.                                                          100,766              410,084
            McPherson's, Ltd.                                                                     38,186              162,344
        #   Miller's Retail, Ltd.                                                              1,778,400            1,664,027
        *   Minara Resources, Ltd.                                                               460,025              772,661
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         18,850               21,954
            Nufarm, Ltd.                                                                         220,300            1,405,078
            Onesteel, Ltd.                                                                     1,077,345            2,054,735
        *   Orbital Engine Corp., Ltd.                                                           165,000               14,830
            Pacific Group, Ltd.                                                                  959,052            2,710,301
            Pacific Hydro, Ltd.                                                                  151,273              431,486
        *   Payce Consolidated, Ltd.                                                              86,666              181,444
        *   Perilya Mines NL                                                                     577,717              382,910
        *   Petsec Energy, Ltd.                                                                  153,726              168,700
        *   Plantcorp NL                                                                          14,403                    0
            Plaspak Group, Ltd.                                                                  471,665              342,529
        *   PMP, Ltd.                                                                            666,000            1,039,875

            Port Bouvard, Ltd.                                                                   473,589              497,523
            Portman, Ltd.                                                                      1,002,116            2,340,792
        *   PowerTel, Ltd. Series B                                                              441,788              476,177
        *   Pracom, Ltd.                                                                         122,300                1,328
            Prime Television, Ltd.                                                               676,788            1,652,456
        *   Primelife Corp., Ltd.                                                                272,182              352,565
            Queensland Cotton Holdings, Ltd.                                                     151,610              529,403
        *   Reinsurance Australia Corp., Ltd.                                                  1,605,774              708,655
        *   Resolute Mining, Ltd.                                                                 89,083              104,105
        #   Ridley Corp., Ltd.                                                                 1,815,994            1,910,071
      * #   Roc Oil Co., Ltd.                                                                    933,529            1,323,032
        *   Senetas Corp., Ltd.                                                                  206,798               39,359
            Servcorp, Ltd.                                                                        28,622               59,278
            Seven Network, Ltd.                                                                  705,659            3,432,084
            Sigma Co., Ltd.                                                                      152,700            1,100,741
        *   Silex System, Ltd.                                                                   197,100              191,549
            Smorgon Steel Group, Ltd.                                                          5,149,119            4,771,692
            SMS Management & Technology, Ltd.                                                  1,239,198              327,191
      * #   Sons of Gwalia, Ltd.                                                                 942,771              950,942
        #   Southern Cross Broadcasting (Australia), Ltd.                                        496,987            5,946,418
        *   Southern Pacific Petroleum NL                                                        424,400               79,030
        #   SPC Ardmona, Ltd.                                                                  1,286,654            2,113,532
            Spotless Group, Ltd.                                                                   5,600               21,386
        *   St. Barbara Mines, Ltd.                                                              329,338               18,990
        *   Straits Resources, Ltd.                                                              577,289              823,870
        *   Strathfield Group, Ltd.                                                              165,666               28,209
        *   Tap Oil, Ltd.                                                                        838,883            1,192,233
        *   Television & Media Services, Ltd.                                                    240,000                7,806
        #   Ten Network Holdings, Ltd.                                                           656,900            2,159,712
            Thakral Holdings Group                                                             4,169,239            2,348,864
            The Gribbles Group, Ltd.                                                           2,006,458              961,952
            Ticor, Ltd.                                                                          803,346              931,204
        #   Timbercorp, Ltd.                                                                   1,368,442            2,174,109
        *   Titan Resources NL                                                                   855,700              141,965
            Triako Resources, Ltd.                                                                35,100               44,920
            Trust Company of Australia, Ltd.                                                      22,214              149,320
            United Group, Ltd.                                                                    91,667              456,968
            UXC, Ltd.                                                                            540,867              342,944
            Villa World, Ltd.                                                                    231,802              276,220
      * #   Village Roadshow, Ltd.                                                             1,517,302            2,341,563
            Vision Systems, Ltd.                                                               1,032,478              969,512
        #   Volante Group, Ltd.                                                                  265,009              311,246
        #   Wattyl, Ltd.                                                                         566,565            1,677,679
        *   Webster, Ltd.                                                                        177,300              117,586
            Wide Bay Capricorn Building Society, Ltd.                                             29,461              152,347
        *   Xanadu Wines, Ltd.                                                                   150,525                9,174
        *   Yates, Ltd.                                                                          144,138                5,789
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $105,792,021)                                                                                          152,706,622
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                       1,312,886
                                                                                                           ------------------
   (Cost $1,266,921)

   PREFERRED STOCKS -- (0.0%)
            Southern Cross Broadcasting (Australia), Ltd.                                          7,294               84,891
        *   Village Roadshow, Ltd. 2% Class A                                                    448,305              592,647
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $393,188)                                                                                                  677,538
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $107,452,130)                                                                                          154,697,046
                                                                                                           ------------------

   FRANCE -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Actielec Technologies                                                                 28,700              135,653
            Affine                                                                                 9,997              906,960
        *   Alain Manoukian SA                                                                     9,565              356,836
            Ares (Groupe) SA                                                                      40,932              267,145
            Aubay SA                                                                              57,977              303,097
        #   Bacou-Dalloz                                                                          35,939            2,768,380
            Bains de Mer et du Cercle des Etrangers a Monaco                                       7,064            3,724,441
        *   Bigben Interactive                                                                    13,755               53,108
            Bongrain SA                                                                           68,318            4,636,624
        *   Bull SA                                                                            1,328,747              831,159
            Burelle SA                                                                            11,325            1,344,243
        *   Cap Gemini SA                                                                         22,766              734,776
        *   Carbone Lorraine                                                                      37,158            1,806,362
            CEGID SA                                                                               4,108              133,976
            CFF Recycling SA                                                                      77,680            2,043,039
        *   CGBI                                                                                   7,000                3,057
            Cie Financiere Pour La Location D'Immeubles Industriels &
              Commerciaux Sa                                                                      48,652            2,761,324
      * #   Club Mediterranee SA                                                                  76,303            3,504,750
            Compagnie Internationale Andre Trigano Ciat SA                                         2,100               58,668
        *   Conflandey SA                                                                          1,939               31,044
            Consortium International de Diffusion et de Representation Sante                       1,300               14,286
            Crometal SA                                                                            7,844              499,359
        *   CS Communication et Systemes                                                          13,500              531,232
            Delachaux SA                                                                           9,672            1,274,526
        *   Desquenne et Giral SA                                                                  4,761               62,762
            Deveaux SA                                                                             5,487              568,679
            Didot-Bottin                                                                           1,204              144,175
        *   Dynaction SA                                                                          14,102              307,746
            Elior                                                                                 58,756              600,363
            Etam Developpement SA                                                                 34,200              724,529
        *   Euraltech SA                                                                          55,173              101,389
      * #   Euro Disney SCA                                                                    5,082,010            1,829,230
            Evialis SA                                                                            12,253              489,182
        *   Explosifs et de Produits Chimiques                                                       312              117,354
        *   Faros SA                                                                              14,221               54,701
        #   Faurecia SA                                                                           14,175            1,060,155
            Fimalac SA                                                                           108,252            4,906,620
            Francois Freres (Tonnellerie) SA                                                       7,177              196,444
        *   Gantois Series A                                                                         465                6,551

            Gascogne SA                                                                           10,334              925,505
            Gaumont                                                                               10,491              761,344
        *   Generale de Geophysique SA                                                            63,182            4,001,039
        *   Geodis SA                                                                              4,900              511,024
            Gevelot                                                                                4,129              288,378
            GFI Informatique SA                                                                  163,600              970,667
            Groupe Bourbon SA                                                                      5,724              275,139
        *   Groupe Flo SA                                                                         52,020              350,085
        *   Groupe Focal SA                                                                        5,149               32,163
            Groupe Guillin SA                                                                        480               33,121
            Guerbet SA                                                                             4,911              444,272
            Guyenne et Gascogne SA                                                                13,079            1,444,616
            Hbs Technologie SA                                                                       405                8,107
            IDSUD                                                                                  2,000               66,639
        *   Immobiliere et Hoteliere SA                                                           27,700               73,581
        *   IMS International Metal Service SA                                                    89,627              905,299
            Ingenico SA                                                                           20,000              326,999
            Laurent-Perrier                                                                       17,743              740,161
            Lisi SA                                                                               42,753            2,218,965
      * #   LVL Medical Groupe SA                                                                 27,900              205,517
        *   Maire (Henri)                                                                          1,252               15,069
        #   Marionnaud Parfumeries Retails Perfumes                                               86,786            2,564,953
        *   Matussiere et Forest SA                                                               15,720               60,589
        *   Metaleurop SA                                                                         62,320               44,726
            MGI Coutier SA                                                                         9,404              436,479
            Montupet SA                                                                           53,534            1,498,364
            Nexans                                                                               106,551            4,104,461
            Nord Est SA                                                                           31,078            1,801,170
      * #   Oeneo                                                                                 61,605               83,394
        *   Otor SA                                                                               58,348              286,866
        *   Paris Orleans et Cie SA                                                                1,336              305,288
      * #   Penauille Polyservices SA                                                             98,852            1,063,931
        #   Pinguely-Haulotte SA                                                                 174,819            1,296,208
            Plastic Omnium SA                                                                     51,607            2,755,134
            Plastivaloire SA                                                                      12,734              372,623
            Prosodie SA                                                                           22,600              584,248
            Provimi SA                                                                            71,296            1,500,581
            PSB Industries SA                                                                      2,952              506,057
        *   Radiall SA                                                                            11,998              989,515
            Remy Cointreau SA                                                                     84,402            3,124,080
            Robertet SA                                                                            1,300              174,245
            Rougier SA                                                                             2,715              213,121
        *   S.T. Dupont SA                                                                        26,155              174,307
            SA Fromageries Bel la Vache Qui Rit                                                    3,875              680,556
            Sabeton                                                                               18,460              273,938
            Saint-Etienne                                                                            600               21,665
            Sasa Industries SA                                                                     8,994              261,316
        *   Saveurs de France-Brossard                                                             5,500              191,905
      * #   Scor SA                                                                            3,171,250            5,894,535
            SDR de Bretagne SA                                                                    10,437              369,060
            Sechilienne-Sidec                                                                      1,000              258,619
            Securidev SA                                                                          16,908              276,535
            Selectibail                                                                          117,874            4,593,674
            Setforge                                                                                 600               22,897

            Signaux Girod SA                                                                       6,528              456,501
            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               62,165            5,626,699
            Skis Rossignol SA                                                                      7,216              130,805
            Smoby SA                                                                               4,911              523,075
            Societe Industrielle D'Aviations Latecoere SA                                         20,648              887,602
            Sucriere de Pithiviers-le-Vieil                                                        2,335            1,765,450
        *   Sylis SA                                                                              42,904              314,130
            Taittinger SA                                                                          1,086              305,665
        *   Teamlog SA                                                                            38,219               97,830
            Tivoly SA                                                                              1,904               48,968
      * #   Ubi Soft Entertainment SA                                                             89,883            1,921,684
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    43,572            6,024,506
        *   Valtech, La Defense                                                                  251,100              330,600
            Vilmorin et Cie SA                                                                    16,610            3,237,489
            VM Materiaux SA                                                                        3,272              338,505
            Vranken Monopole                                                                      22,961            1,095,757
        *   Xilam Animation                                                                       12,911               25,907
        *   XRT                                                                                   82,301               71,933
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,666,269)                                                                                           114,479,761
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                         133,819              149,395
        *   Groupe Ares SA Warrants 10/03/05                                                      29,000                5,400
        *   Oeneo Warrants 08/26/06                                                               28,305                1,505
        *   Prosodie SA Warrants 10/28/06                                                         19,600                9,786
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                           66,800               17,746
        *   Valtech, La Defense Warrants 07/29/05                                                251,100               10,129
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $114,954)                                                                                                  193,961
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $77,781,223)                                                                                           114,673,722
                                                                                                           ------------------

   GERMANY -- (3.6%)
   COMMON STOCKS -- (3.6%)
        *   AAP Implantate AG                                                                     55,800              106,460
            Aareal Bank AG                                                                       152,234            4,654,002
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        86,130              117,846
            Ackermann-Goeggingen AG                                                                3,520               68,336
            AC-Service AG                                                                         14,400               96,699
        *   Adva AG Optical Networking                                                            50,600              335,940
        *   Allbecon AG                                                                            6,700               17,835
            Andreae-Noris Zahn AG, Anzag                                                          31,491            1,349,289
        *   Articon Integralis AG                                                                 32,400               94,379
        *   Augusta Technologie AG                                                                56,100               37,242
            AWD Holding AG                                                                         7,044              264,562
        *   Baader Wertpapier Handelsbank AG                                                      42,049              292,001
            Bechtle AG                                                                            73,700            1,545,198
        *   Berliner Elektro Holding AG                                                           56,000              567,368

            Beta Systems Software AG                                                              20,850              340,443
            Bien-Haus AG                                                                          16,900              213,167
        #   Bilfinger & Berger Bau AG                                                            176,689            6,619,292
        *   Biolitec AG                                                                           36,500              201,519
        *   Biotest AG                                                                            19,623              314,408
        *   BMP AG                                                                                12,980               36,608
        *   Borussia Dortmund GMBH & Co. KGAA                                                     68,800              230,707
        #   Bremer Energiekonto AG                                                                54,600               82,114
        *   Bremer Woll-Kaemmerei AG                                                              50,582               39,161
        *   Broadnet Mediascape Communications AG                                                 28,400              117,157
        *   Brueder Mannesmann AG                                                                 20,600               56,126
        *   Caatoosee AG                                                                          69,600               40,646
      * #   Ce Consumer Electrnic AG                                                              46,800               72,800
            Cewe Color Holding AG                                                                 19,405              452,776
        *   Cinemaxx AG                                                                            3,100                6,713
            Comdirect Bank AG                                                                    173,200            1,680,362
            Computerlinks AG                                                                      10,900              185,663
        *   Concord Effekten AG                                                                    4,400                6,428
        *   Condomi AG                                                                            19,900               37,758
        *   COR AG Insurance Technologies                                                         12,700               20,284
        *   Cybio AG                                                                              11,100               40,578
        *   D. Logistics AG                                                                      174,237              313,038
        *   DAB Bank AG                                                                           61,779              439,363
        *   DAS Werk AG                                                                           10,600                  563
        *   Data Modul AG                                                                          5,106               77,346
        *   DEAG Deutsche Entertainment AG                                                        59,850              121,644
            Deutsche Euroshop AG                                                                  87,646            4,295,858
        *   Deutz AG                                                                             130,266              526,352
        *   Dierig Holding AG                                                                      8,750              145,954
        *   Drillisch AG                                                                          36,400              170,357
        *   Duerr Beteiligungs AG                                                                 55,310            1,099,920
            DVB Bank AG                                                                           11,529            1,565,591
      * #   Dyckerhoff AG DM50                                                                    29,750            1,233,984
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                   12,700              140,878
      * #   Em.TV AG                                                                              36,712              141,009
        *   Epcos AG                                                                             176,709            2,806,026
        *   Escada AG                                                                             64,090            1,365,250
      * #   Evotec Biosystems AG                                                                 160,100              576,788
        #   FJA AG                                                                                16,618              110,332
        *   Freenet.De AG                                                                         98,700            2,132,346
            Fuchs Petrolub AG Oel & Chemie                                                        19,440            1,940,474
        *   Gesco AG                                                                                 611               15,559
      * #   Gft Technologies AG                                                                   92,927              213,812
        *   Gontard & Metallbank AG                                                               46,008                1,899
        *   GPC Biotech AG                                                                        72,300            1,135,962
        *   Herlitz AG                                                                            26,031               98,725
        *   Hoeft & Wessel AG                                                                     30,200              120,405
            Hucke AG                                                                              33,100              137,251
            Hutschenreuther AG                                                                     8,591              108,615
        *   I-D Media AG                                                                          11,265               18,531
        *   IM International Media AG                                                            149,500              121,417
            Interseroh AG                                                                          3,600               81,108
        *   Intershop Deutschland AG                                                               7,195                6,981
        *   Intertainment AG                                                                      14,082               37,993

        *   IPC Archtec AG                                                                        15,800               15,519
        *   Isra Vision Systems AG                                                                10,086              169,028
            IVG Immobilien AG                                                                     92,019            1,400,188
        #   Iwka AG                                                                              162,254            3,953,051
        *   Jenoptik AG                                                                          315,096            3,369,626
            Kampa-Haus AG                                                                         35,200              286,950
        *   Kaufring AG                                                                            5,600                1,422
        *   Kloeckner-Werke AG                                                                   177,348            2,852,430
        *   Kontron AG                                                                           171,520            1,629,611
            Krones AG                                                                              4,700              481,263
        #   KSB AG                                                                                 4,650              815,544
        *   Leica Camera AG                                                                        6,791               38,969
            Leifheit AG                                                                           16,342              424,206
            Leoni AG                                                                              16,300            1,084,995
        *   Loesch Umweltschutz AG                                                                16,000                6,811
        *   Loewe AG                                                                              36,000              298,966
        *   M & S Elektronik AG                                                                   19,600                  784
        *   Mania Technologie AG                                                                  12,100               22,565
        *   Mannheimer Aktiengesellschaft Holding AG                                              27,000               83,501
        *   Marbert AG                                                                             6,800                9,007
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                   1,155                  766
        *   Maxdata AG                                                                           113,610              424,984
        *   Mediantis AG                                                                          10,950               28,964
        *   Mediclin AG                                                                           17,101               41,137
        *   Medigene AG                                                                           43,900              445,799
        *   Mosaic Software AG                                                                    21,800               27,900
            Muehlabauer Holdings AG & Co. KGAA                                                    10,800              399,312
        *   MVS Miete Vertrieb Service AG                                                         45,052              107,173
        *   Mwb Wertpapierhandelshaus AG                                                          15,700               51,567
        *   MWG Biotech AG                                                                       127,600               90,117
        *   Nemetschek AG                                                                         20,847              188,606
      * #   Norddeutsche Affinerie AG                                                            159,129            2,613,021
            Norddeutsche Steingutfabrik AG                                                         9,215               77,899
        *   Nordwest Handel AG                                                                    11,313               48,920
        *   November AG                                                                           24,500              183,768
        *   Pandatel AG                                                                           28,300               43,244
        *   Parsytec AG                                                                           46,192              172,132
            PC-Ware Information Technologies AG                                                   21,394              216,078
        *   Personal & Informatik AG                                                               2,150               22,558
        *   Pfleiderer AG                                                                        185,313            1,985,673
        *   Pironet NDH AG                                                                        22,901              123,532
        *   Pixelpark AG                                                                          15,050               24,838
      * #   Plambeck Neue Energien AG                                                             63,465               68,275
        *   Plasmaselect AG                                                                       94,765              504,372
        *   Primacom AG                                                                           62,300              100,630
      * #   Produkte und Syteme der Informationstechnologie AG                                    62,761              271,395
        *   Qs Communications AG                                                                 260,800            1,298,292
        *   Ravensberg Bau-Beteiligungen AG                                                       29,500                3,921
        *   Realtech AG                                                                           20,200              142,254
            REpower Systems AG                                                                    26,461              501,093
        #   Rheinmetall Berlin AG                                                                 85,490            4,377,375
        *   Rinol AG                                                                              15,000               28,851
        *   Roesch Medizintechnik AG                                                               7,300                1,648
        *   RTV Family Entertainment AG                                                            2,480                4,944

        *   Ruecker AG                                                                            25,400               82,706
        *   Saltus Technology AG                                                                   5,900               28,214
            Salzgitter AG                                                                        329,609            6,663,947
            Sartorius AG                                                                          20,000              398,685
            Schlott Sebaldus AG                                                                   23,023              615,039
            Sektkellerei Schloss Wachenheim AG                                                     2,900               35,371
        *   Senator Entertainment AG                                                              10,730               21,534
        *   Ser Systeme AG                                                                         9,400                1,004
        *   SHS Informationssysteme AG                                                            17,611               49,714
        *   SinnerSchrader AG                                                                     14,498               26,761
            Sixt AG                                                                               65,300            1,185,147
            Stahl (R.) AG                                                                         15,700              237,251
      * #   Steag Hamtech AG                                                                      45,600               89,691
        *   Stoehr & Co. AG                                                                       44,310              200,780
        *   Strabag AG                                                                            15,750              982,558
      * #   Suess Microtec AG                                                                     80,159              643,515
            Syskoplan AG                                                                          16,400              111,218
        *   Syzygy AG                                                                             30,000              176,521
        *   SZ Testsysteme AG                                                                      7,000                  289
            Technotrans AG                                                                        25,800              487,871
        *   Telegate AG                                                                           19,300              347,850
        *   Textilgruppe Hof AG                                                                   22,530              207,735
        *   TFG Venture Capital AG & Co. KGAA                                                     43,100              118,725
        *   Tiptel AG                                                                             13,600               17,034
        *   TTL Information Technology AG                                                         22,800               92,616
        *   TV Loonland AG                                                                        22,500               58,687
        *   Value Management & Research AG                                                        19,800               58,419
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                6,000               29,898
        *   Vereinigte Deutsche Nickel-Werke AG                                                   43,909               29,148
            Vossloh AG                                                                            39,200            1,772,377
        *   Walter Bau AG, Augsburg                                                               89,862              282,657
        *   WCM Beteiligungs AG                                                                1,202,768            2,094,590
            Westag and Getalit AG, Rheda-Wiedenbrueck                                             10,653              118,309
        *   Windhoff AG                                                                           11,400                1,160
            Wuerttembergische Lebensversicherung AG                                                5,000              101,886
            Wuerttembergische Metallwarenfabrik AG                                                64,620            1,151,863
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $68,881,534)                                                                                            91,729,442
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                12,980                    0
        *   D. Logistics AG Rights 12/06/04                                                      174,237                    0
      * #   Em.TV AG Options 04/18/06                                                             36,712               15,613
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,195                    0
        *   Medigene AG Rights 11/09/04                                                           43,900                    0
        *   MWG Biotech AG Rights 12/09/04                                                       127,600                    0
        *   November AG Rights 12/07/04                                                           24,500                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $99,180)                                                                                                    15,613
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $68,980,714)                                                                                            91,745,055
                                                                                                           ------------------

   SWITZERLAND -- (3.4%)
   COMMON STOCKS -- (3.4%)
            AFG Arbonia-Forster Holding AG                                                        10,550            1,435,166
            Allreal Holding AG                                                                     6,242              587,286
        *   Ascom Holding AG                                                                     160,800            2,455,349
            Baloise-Holding                                                                       43,308            1,820,549
            Bank Coop AG                                                                          11,560              515,573
        *   Banque Cantonale de Geneve                                                             8,520            1,371,273
            Banque Cantonale du Jura                                                                 800              181,076
            Banque Cantonale Vaudoise                                                              6,695            1,033,469
            Batigroup Holding AG                                                                  41,600              501,687
            Bobst Group SA                                                                       115,400            4,558,295
            Bossard Holding AG                                                                     5,450              313,747
            Bucher Industries AG, Niederweningen                                                  11,225            2,399,164
            Caisse d'Epargne Cantonale Vaudoise, Lausanne                                          1,900            1,858,458
            Calida Holding AG                                                                        400              103,262
        *   Card Guard AG                                                                         76,000              306,503
            Carlo Gavazzi Holding AG                                                               2,530              191,526
            Charles Voegele Holding AG                                                            37,400            1,669,035
            Cie Financiere Tradition                                                               3,121              287,250
            Converium Holding AG                                                                  77,200              696,553
            Conzzeta Holdings AG                                                                   3,340            3,365,219
        *   COS Computer Systems AG                                                                8,900              256,483
      * #   Crossair AG, Basel                                                                    71,730              534,209
            Daetwyler Holding AG, Atldorf                                                            940            2,094,706
      * #   Feintol International Holding AG                                                       4,290              843,848
        *   Fischer (Georg) AG, Schaffhausen                                                      22,887            5,908,640
        *   Flughafen Zuerich AG                                                                  49,800            5,680,509
        *   Forbo Holding AG, Eglisau                                                              9,291            2,596,561
            Galenica Holding, Ltd. AG, Bern                                                       20,000            3,647,163
        *   Golay-Buchel Holding SA, Lausanne                                                        125               85,886
            Gurit-Heberlein AG                                                                     2,860            2,283,820
            Helvetia Patria Holding                                                               31,871            4,442,141
            Industrieholding Cham AG, Cham                                                         7,000            1,599,088
            Kardex Ag, Zuerich                                                                     9,725              275,426
        *   Leica Geosystems Holdings AG                                                           3,500            1,033,208
        *   Lem Holdings AG, Lyss                                                                  1,880              452,955
        *   Maag Holding AG, Zuerich                                                               6,137              920,361
        *   Moevenpick-Holding, Zuerich                                                            1,960              578,417
        *   Nextrom Holding SA                                                                       250                1,471
            PSP Swiss Property AG                                                                 53,700            2,293,850
            Schweizerhall Holding AG, Basel                                                          720            1,125,122
        #   Schweizerische National Versicherungs Gesellschaft                                     5,388            2,786,841
        *   Sihl                                                                                     750                1,977
        *   Sika Finanz AG, Baar                                                                     870              513,938
        #   St. Galler Kantonalbank                                                                6,370            1,562,579
            Sulzer AG, Winterthur                                                                 16,040            6,092,871
        *   Swiss Prime Site AG                                                                   27,230            6,757,944
        *   Swisslog Holding AG                                                                  245,500              204,353
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        3,200               32,270
        *   Valiant Holding AG                                                                     6,655              603,994
            Vaudoise Assurances Holding, Lausanne                                                    499              878,320

        *   Von Roll Holding AG, Gerlafingen                                                      30,090               28,754
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   9,600              513,806
            Zehnder Holding AG                                                                        50               60,931
            Zschokke Holding SA, Geneve                                                            2,270            1,125,578
        *   Zueblin Holding AG                                                                   261,740            2,090,275
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $60,521,582)                                                                                            85,558,735
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                               31,871              355,709
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $60,521,582)                                                                                            85,914,444
                                                                                                           ------------------

   SWEDEN -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Active Biotech AB                                                                     15,100               82,063
            Angpannefoereningen AB Series B                                                        9,850              205,408
        *   Anoto Group AB                                                                        50,533               76,081
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              99,200              309,346
            Beijer AB Series B                                                                    22,100              394,739
            Beijer Alma AB Series B                                                               27,300              475,649
            Bergman & Beving AB Series B                                                         110,100            1,162,926
            Biacore International AB                                                              20,350              407,533
            Bilia AB Series A                                                                    139,750            2,225,859
            Billerud AB                                                                          181,100            3,032,477
        *   Boliden AB                                                                         1,492,550            5,763,486
        *   Bong Ljungdahl AB                                                                     46,500              242,629
        *   Boras Waefveri AB Series B                                                            15,900               58,781
            Capona AB                                                                             85,542            1,221,732
        #   Carbo AB                                                                             192,300            5,291,899
            Castellum AB                                                                         226,100            7,854,300
            Cloetta AB Series B                                                                   18,600              578,473
            Concordia Maritime AB Series B                                                       172,100              845,362
        *   Doro Telefoni AB Series A                                                              6,000                8,918
        *   Duroc AB Series B                                                                      1,400                3,139
        *   Elekta AB                                                                             37,700            1,031,235
        *   Enea Data AB Series B                                                                339,400              217,463
        *   Expanda AB                                                                            34,600              206,379
        *   Finnveden AB                                                                         130,100            1,452,360
        *   Framtidsfabriken AB                                                                  884,520               67,176
        *   Frontec AB Series B                                                                  318,900              308,088
            Geveko AB Series B                                                                    21,300              542,499
            Gorthon Lines AB Series B                                                             69,300              216,442
            Gunnebo AB                                                                            24,200              303,976
            Haldex AB                                                                            213,800            3,499,038
            Hiq International AB                                                                  45,000              125,317
        *   IBS AB Series B                                                                      199,950              346,890
        *   Industrial & Financial AB Series B Issue 2004                                        146,500              100,133
        *   Industrial & Financial Systems AB Series B                                           146,500              100,133
        *   Industrifoervaltnings AB Skandigen                                                    46,200              164,896

        *   Intellecta AB Series B                                                                 7,100               39,754
        *   Intentia International AB Series B                                                   556,000            1,087,163
        *   Invik and Co. AB Series B                                                            432,600            4,249,200
        *   Klippans Finpappersbruk AB                                                            30,800               75,604
            Klovern AB                                                                           246,678              679,388
            Kungsleden AB                                                                        143,300            5,583,822
            Lagercrantz Group AB Series B                                                         99,000              262,509
            Ljungberg Gruppen AB Series B                                                          4,200               89,968
        *   Mandator AB                                                                          157,500               28,832
        *   Medivir Series B                                                                      18,150              284,213
        *   Micronic Laser Systems AB                                                             26,000              244,365
            Naerkes Elektriska AB Series B                                                        31,650              488,441
            NCC AB Series A                                                                       45,400              562,099
            NCC AB Series B                                                                      383,600            4,842,245
            Nolato AB Series B                                                                    15,900              133,805
            Observer AB                                                                          551,400            2,364,214
            OEM International AB Series B                                                         10,100              172,737
        *   Ortivus AB                                                                            53,800              198,140
        *   Partnertech AB                                                                        36,982              397,859
            PEAB AB Series B                                                                     386,200            3,565,291
      * #   Pergo AB                                                                             236,716              906,385
            Poolia AB Series B                                                                    55,200              272,862
        *   Pricer AB Series B                                                                   441,000               86,922
        *   Proact It Group AB                                                                    40,000              131,897
            Profilgruppen AB                                                                      15,000              146,201
            Protect Data AB                                                                       15,600              159,930
        *   PyroSequencing AB                                                                    165,782              186,999
        *   Rorvik Timber AB                                                                      30,600               46,156
        #   Rottneros Bruk AB                                                                  1,191,000            1,330,447
            Salus Ansvar AB Series B                                                              36,600              115,446
        *   Scribona AB Series A                                                                  15,700               30,505
        *   Scribona AB Series B                                                                 209,100              420,701
        *   Semcon AB                                                                             30,500              125,075
            Sweco AB Series B                                                                     47,050              857,309
        *   Teleca AB Series B                                                                   269,000            1,413,908
            Trelleborg AB Series B                                                               160,900            2,663,956
        *   Turnit AB                                                                            125,300               16,224
        *   Uniflex AB Series B                                                                   11,040               76,288
        *   Viking Telecom AB                                                                     29,100               11,366
            Wallenstam Byggnads AB Series B                                                       79,600            3,185,348
      * #   Wedins Norden AB Series B                                                            404,852               43,919
        *   Westergyllen AB Series B                                                               6,800               99,010
            Whilborg Fastigheter AB Class B                                                      308,770            6,135,704
            Xponcard Group AB                                                                      6,300              116,389
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $51,711,942)                                                                                            82,851,421
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swedish Krona                                                                                             948,286
                                                                                                           ------------------
   (Cost $918,719)

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     15,100                   90

   (Cost $0)
   TOTAL -- SWEDEN
     (Cost $52,630,661)                                                                                            83,799,797
                                                                                                           ------------------

   HONG KONG -- (3.0%)
   COMMON STOCKS -- (3.0%)
            Aeon Credit Service (Asia) Co., Ltd.                                                 416,000              272,809
            ALCO Holdings, Ltd.                                                                  710,000              182,158
        *   Allied Group, Ltd.                                                                   707,000              726,477
        *   Allied Properties, Ltd.                                                            1,185,500              608,974
        *   Alpha General (Holdings), Ltd.                                                       266,800               22,869
        *   Ananda Wing on Travel (Holdings), Ltd.                                            24,120,000               86,293
        *   Applied International Holdings, Ltd.                                               1,150,000               18,009
        *   APT Satellite Holdings, Ltd.                                                         562,000              103,208
        *   Asia Commercial Holdings, Ltd.                                                        35,960                2,096
            Asia Financial Holdings, Ltd.                                                      1,890,106              465,564
        *   Asia Standard International Group, Ltd.                                            8,240,666              432,828
        *   Asia Tele-Net & Technology Corp., Ltd.                                               200,000               11,507
            Associated International Hotels, Ltd.                                                758,000              614,931
        *   Beauforte Investors Corp., Ltd.                                                      440,000               26,027
        *   Capital Estate, Ltd.                                                                 720,000                1,942
        *   Capital Publications, Ltd.                                                         1,015,200               24,806
        *   Catic International Holdings, Ltd.                                                 1,146,000               19,870
        *   CCT Technology Holdings, Ltd.                                                        209,880                  564
            CCT Telecom Holdings, Ltd.                                                           718,800              115,893
        *   Celestial Asia Securities Holdings, Ltd.                                             251,900               13,535
        *   Century City International Holdings, Ltd.                                          2,863,067               41,451
        #   Champion Technology Holdings, Ltd.                                                 2,770,404              490,436
            Cheuk Nang (Holdings), Ltd.                                                           47,700               24,893
            Chevalier International Holdings, Ltd.                                               744,491              598,500
        *   Chi Cheung Investment Co., Ltd.                                                      431,085               57,706
        *   China Aerospace International Holdings, Ltd.                                       1,683,000               97,172
        *   China Bio-medical Group, Ltd.                                                        258,750                4,991
        *   China City Natural Gas Holdings, Ltd.                                              4,994,000               12,848
            China Everbright International, Ltd.                                               3,610,000              240,350
        *   China Everbright Technology, Ltd.                                                    822,000               39,456
        #   China Everbright, Ltd.                                                             2,508,000            1,349,158
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,843,000              125,476
        *   China Investments Holdings, Ltd.                                                   1,186,800               25,641
        *   China Motion Telecom International, Ltd.                                             522,000               20,249
            China Motor Bus Co., Ltd.                                                             24,000              172,197
            China Online (Bermuda), Ltd.                                                         586,600               95,044
            China Overseas Land & Investment, Ltd.                                             8,660,000            2,057,551
            China Rare Earth Holdings, Ltd.                                                    1,790,000              248,659
        #   China Resources Land, Ltd.                                                         3,258,000              552,861
        *   China Rich Holdings, Ltd.                                                          2,554,000               12,481
        *   China Sci-Tech Holdings, Ltd.                                                      5,416,000               18,623
        *   China Star Entertainment, Ltd.                                                        37,380                3,598
        *   China Strategic Holdings, Ltd.                                                       340,250               24,306
        #   China Travel International Investment, Ltd.                                        8,228,000            2,481,918
            Chinese Estates Holdings, Ltd.                                                     3,772,000            2,566,201
            Chinney Investments, Ltd.                                                            752,000               63,802

            Chow Sang Sang Holdings International, Ltd.                                        1,279,000              599,392
            Chuangs China Investments, Ltd.                                                      884,000               54,617
            Chuang's Consortium International, Ltd.                                            3,595,760              332,086
            Chun Wo Holdings, Ltd.                                                             1,128,000              156,252
            City e Solutions, Ltd.                                                               472,964               50,977
            City Telecom (H.K.), Ltd.                                                          1,088,000              224,849
        *   CNT Group, Ltd.                                                                    1,428,000               32,972
            COFCO International, Ltd.                                                          1,032,000              453,313
            Continental Holdings, Ltd.                                                           382,000               41,229
            Continental Mariner Investment Co., Ltd.                                           1,543,000              300,997
        *   COSCO International Holdings, Ltd.                                                 2,236,000              392,696
        *   Cosmos Machinery Enterprises, Ltd.                                                   455,400               22,147
        *   Crocodile Garments, Ltd.                                                             986,000               53,141
        *   Dan Form Holdings Co., Ltd.                                                        2,326,000              113,855
            Dickson Concepts International, Ltd.                                                 398,200              462,058
        *   DigitalHongKong.com                                                                       12                    1
        *   Dynamic Global Holdings, Ltd.                                                        990,000                5,347
            Dynamic Holdings, Ltd.                                                               482,000               69,540
            Easyknit International Holdings, Ltd.                                                982,400               17,939
        *   E-Kong Group, Ltd.                                                                   250,200                5,352
        *   Emperor (China Concept) Investments, Ltd.                                             11,160               63,913
            Emperor International Holdings, Ltd.                                                  81,200              144,184
        *   eSun Holdings, Ltd.                                                                  722,400               78,672
            Ezcom Holdings, Ltd.                                                                  67,280                2,770
        *   Fairwood Holdings, Ltd.                                                               67,500               26,429
        #   Far East Consortium International, Ltd.                                            2,474,423              950,351
        *   Far East Hotels & Entertainment, Ltd.                                                464,000               30,041
        *   Far East Technology International, Ltd.                                              408,000               16,678
            First Sign International Holdings, Ltd.                                              740,000               22,128
        *   Global China Group Holdings, Ltd.                                                  1,462,000               76,151
            Global Green Tech Group, Ltd.                                                        822,000               70,603
            Gold Peak Industries (Holdings), Ltd.                                                269,000               69,031
            Golden Resources Development International, Ltd.                                   1,587,000               76,456
        *   Gold-Face Holdings, Ltd.                                                           1,158,000               80,417
            Goldlion Holdings, Ltd.                                                            1,706,000              168,696
            Golik Holdings, Ltd.                                                               1,216,000               37,417
        *   Gorient Holdings, Ltd.                                                                 2,697                   24
            Grande Holdings, Ltd.                                                                450,000              458,783
            Great Eagle Holdings, Ltd.                                                         1,661,537            3,949,819
        *   Great Wall Cybertech, Ltd.                                                        11,392,830               14,651
            Group Sense (International), Ltd.                                                  1,462,000              144,163
        #   Guangzhou Investment Co., Ltd.                                                    13,994,000            1,401,297
        *   G-Vision International (Holdings), Ltd.                                              298,000                2,108
            Hang Ten Group Holdings, Ltd.                                                          2,670                  377
            Hanny Holdings, Ltd.                                                                 330,450              131,332
        *   Hansom Eastern Holdings, Ltd.                                                      2,082,600               15,264
            Harbour Centre Development, Ltd.                                                     857,000              958,911
        *   Hen Fung Holdings, Ltd.                                                              392,000                8,935
            Henderson China Holdings, Ltd.                                                     1,041,000              528,439
            High Fashion International, Ltd.                                                     800,000              159,613
            HKR International, Ltd.                                                            3,130,400            1,654,571
            Hon Kwok Land Investment Co., Ltd                                                    432,000               99,876
            Hong Kong and Shanghai Hotels, Ltd.                                                2,634,624            2,470,439
            Hong Kong Catering Management, Ltd.                                                  384,000               65,498

        *   Hong Kong Construction Holdings, Ltd.                                                692,000               46,363
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 520,000              574,160
        *   Hong Kong Parkview Group, Ltd.                                                       646,000               44,861
            Hongkong Chinese, Ltd.                                                             2,822,000              377,366
        *   Hop Hing Holdings, Ltd.                                                              604,000               27,186
            Hopewell Holdings, Ltd.                                                            1,493,800            3,872,350
            Hopson Development Holdings, Ltd.                                                  1,306,000              361,041
        *   Hsin Chong Construction Group, Ltd.                                                  336,000               18,172
        *   Hualing Holdings, Ltd.                                                             2,016,000              102,175
            Hysan Development Co., Ltd.                                                          325,519              660,618
        *   I-China Holdings, Ltd.                                                               388,360                9,964
        #   International Bank of Asia, Ltd.                                                   1,263,000              534,101
        *   Inworld Group, Ltd.                                                                   27,199                  115
        *   ITC Corp., Ltd.                                                                      456,000               39,133
        *   Jessica Publications, Ltd.                                                         1,015,200               52,223
        *   Jinchang Pharmaceutical Holdings, Ltd.                                               507,600                    0
        *   Jinhui Holdings Co., Ltd.                                                             97,800              271,861
        #   K Wah International Holdings, Ltd.                                                 4,766,244            1,222,739
            K. Wah Construction Materials, Ltd.                                                2,804,609            1,102,910
        *   Kader Holdings Co., Ltd.                                                             857,000               18,195
            Karce International Holdings Co., Ltd.                                               532,000               16,772
            Keck Seng Investments (Hong Kong), Ltd.                                              570,000              164,122
            Kee-Shing Holdings Co., Ltd.                                                         256,000               24,383
            King Fook Holdings, Ltd.                                                             338,000               26,164
            Kowloon Development Co., Ltd.                                                      1,157,000            1,223,770
            KTP Holdings, Ltd.                                                                   758,000               55,439
        *   Kwong Sang Hong International, Ltd.                                                1,060,000              164,917
            Kwoon Chung Bus Holdings, Ltd.                                                       296,000               51,350
        *   Lai Fung Holdings, Ltd.                                                            4,773,437              161,909
        *   Lai Sun Development Co., Ltd.                                                      3,358,800               82,051
        *   Lai Sun Garment (International), Ltd.                                              2,700,000              128,186
            Lam Soon (Hong Kong), Ltd.                                                           203,250               69,362
            Lippo, Ltd.                                                                          751,000              197,828
            Liu Chong Hing Bank, Ltd.                                                            902,000            1,344,846
            Liu Chong Hing Investment, Ltd.                                                      806,000              631,951
            Luks Industrial Group, Ltd.                                                          736,560              123,921
        *   MACRO-LINK International Holdings, Ltd.                                              843,750               32,538
        *   Magnificent Estates, Ltd.                                                          5,014,600               74,371
            Melbourne Enterprises, Ltd.                                                           41,000              155,544
            Min Xin Holdings, Ltd.                                                               882,000              195,605
            Miramar Hotel & Investment Co., Ltd.                                               1,065,000            1,301,233
        *   Morning Star Resources, Ltd.                                                       3,075,000               27,286
        *   Nam Fong International Holdings, Ltd.                                              1,740,000                6,489
        *   Nam Hing Holdings, Ltd.                                                              538,000               11,567
            Nanyang Holdings, Ltd.                                                                80,850               82,092
            National Electronics Holdings, Ltd.                                                1,106,000               34,573
            New Asia Realty & Trust Co., Ltd.                                                  1,701,000              809,672
        *   New City (Beijing) Development, Ltd.                                                   6,760                  230
            New Hanison Construction Hldg                                                        185,099               17,064
        *   New World China Land, Ltd.                                                         3,742,800            1,466,564
        *   New World Cyberbase, Ltd.                                                              2,827                  135
            New World Development Co., Ltd.                                                    6,759,956            7,584,944
        *   New World TMT, Ltd.                                                                2,010,600              169,859
        *   Onfem Holdings, Ltd.                                                               1,426,000              128,425

            Orient Power Holdings, Ltd.                                                          884,573               64,675
            Oriental Watch Holdings, Ltd.                                                        462,000               98,578
            Pacific Andes International Holdings, Ltd.                                           624,000              104,046
            Pacific Century Insurance Holdings, Ltd.                                             478,000              199,433
        *   Pacific Plywood Holdings, Ltd.                                                     4,844,000               27,410
            Paul Y. ITC Construction Holdings, Ltd.                                              911,088              180,653
            Peace Mark Holdings, Ltd.                                                            537,510              101,423
            Pico Far East Holdings, Ltd.                                                         414,000               36,174
            Playmates Holdings, Ltd.                                                           1,492,000              290,893
            Pokfulam Development Co., Ltd.                                                       244,000               94,999
        *   Poly Investments Holdings, Ltd.                                                    1,428,000               32,685
            Prime Success International Group, Ltd.                                              800,000              121,038
        #   Proview International Holdings, Ltd.                                                 936,000              175,079
        *   QPL International Holdings, Ltd.                                                     651,000              134,351
        *   Rainbow International Holdings, Ltd.                                                  27,199                  164
      * #   Regal Hotels International Holdings, Ltd.                                         14,502,179              872,682
        *   Rexcapital International Holdings, Ltd.                                            1,270,090               18,447
        *   Riverhill Holdings, Ltd.                                                              27,199                  378
        *   RNA Holdings, Ltd.                                                                   580,200                2,015
            S.A.S.Dragon Holdings, Ltd.                                                           94,400                8,870
        *   San Miguel Brewery Hong Kong, Ltd.                                                 1,130,400              255,847
            Sea Holdings, Ltd.                                                                 1,444,000              528,816
        *   Seapower Resources International, Ltd.                                               167,100                2,596
        *   Shanghai Land Holdings, Ltd.                                                         352,000               15,617
        #   Shanghai Real Estates, Ltd.                                                        1,828,000              199,912
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    203,749               42,899
            Shenyin Wanguo (Hong Kong), Ltd.                                                   1,110,000              121,128
            Shougang Concord Century Holdings, Ltd.                                            1,000,000              102,505
        *   Shougang Concord Grand (Group), Ltd.                                                 833,000               61,090
        *   Shougang Concord Technology Holdings, Ltd.                                         1,515,035              130,471
        *   Shun Ho Resources Holdings, Ltd.                                                     510,000               36,060
        *   Shun Ho Technology Holdings, Ltd.                                                    814,380               57,608
        #   Shun Tak Holdings, Ltd.                                                            3,313,000            3,358,918
            Silver Grant International Industries, Ltd.                                        2,190,000            1,256,549
        *   Sincere Co., Ltd.                                                                    872,000               47,274
            Sino Hotels (Holdings), Ltd.                                                         281,608              138,428
        *   Sino-I.com, Ltd.                                                                  29,967,000              600,510
            Sinolink Worldwide Holdings, Ltd.                                                  3,034,400              455,720
            Sinopec Kantons Holdings, Ltd.                                                     2,026,000              291,079
            SIS International Holdings, Ltd.                                                     326,000               25,197
            SNP Leefung Holdings, Ltd.                                                           128,000               17,075
        *   Softbank Investment International (Strategic), Ltd.                                4,112,000               47,437
            South China Holdings, Ltd.                                                         4,060,800              130,556
            South China Industries, Ltd.                                                       1,182,000               60,803
            Starlight International Holdings, Ltd.                                               885,000               93,081
            Stelux Holdings International, Ltd.                                                1,862,552              141,318
        *   Styland Holdings, Ltd.                                                             1,359,999                4,372
        *   Sun Fook Kong Holdings, Ltd.                                                         664,000               14,516
            Sun Hung Kai & Co., Ltd.                                                           3,340,000              832,014
        *   Sunday Communications, Ltd.                                                        4,227,000              243,647
            Sunway International Holdings, Ltd.                                                1,002,000               35,512
            Tai Cheung Holdings, Ltd.                                                          1,899,000            1,016,234
            Tai Fook Securities Group, Ltd.                                                      908,000              135,560
            Tai Sang Land Development, Ltd.                                                      796,900              250,413

            Tak Sing Alliance Holdings, Ltd.                                                   1,299,335               59,146
            Tan Chong International, Ltd.                                                      2,943,000              593,705
            Tern Properties Co., Ltd.                                                            168,000               47,531
      * #   Tian An China Investments Co., Ltd.                                                1,716,700              473,926
            Tian Teck Land, Ltd.                                                                 800,000              246,760
            Tianjin Development Holdings, Ltd.                                                 1,462,000              623,449
        *   Tomorrow International Holdings, Ltd.                                                330,600               30,555
            Tungtex (Holdings) Co., Ltd.                                                         558,000              213,372
        *   Tysan Holdings, Ltd.                                                                 614,000               16,559
        *   U-Cyber Technology Holdings, Ltd.                                                    370,000               10,459
        *   Universe International Holdings, Ltd.                                                301,756                2,838
            USI Holdings, Ltd.                                                                   671,999              100,005
            Van Shung Chong Holdings, Ltd.                                                       482,000               74,241
        *   Wah Nam International                                                                 12,600                  258
            Wai Kee Holdings, Ltd.                                                             1,521,000              296,066
        *   Wellnet Holdings, Ltd.                                                             1,793,000               94,482
        *   Winfoong International, Ltd.                                                       1,525,000               90,137
            Wing On Co. International, Ltd.                                                      622,000              743,907
            Wing Shan International, Ltd.                                                      1,130,000               58,742
            Winsor Properties Holdings, Ltd.                                                     110,000               59,046
        *   Wo Kee Hong Holdings                                                               4,282,332               20,341
            Wong's International (Holdings), Ltd.                                                196,000               22,472
            World Houseware (Holdings), Ltd.                                                     672,342               23,815
            Y. T. Realty Group, Ltd.                                                           1,166,000              104,927
        *   Yaohan International Holdings, Ltd.                                                1,660,000                    0
            Yau Lee Holdings, Ltd.                                                               657,750               53,327
        *   Yue Fung International Group Holding, Ltd.                                            31,490                4,252
            Yugang International, Ltd.                                                        12,816,000              206,445
        *   Zhu Kuan Development Co., Ltd.                                                     1,362,000               69,127
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $53,034,338)                                                                                            76,098,065
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          554,080                3,919
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                                998,800                    0
        *   China Credit Holdings Warrants 09/30/99                                               39,200                  555
        *   China Travel International Investment, Ltd. Warrants 05/31/06                      1,355,200              132,454
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   130,200                8,288
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                        145,216
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          36,177
                                                                                                           ------------------
   (Cost $36,176)
   TOTAL -- HONG KONG
     (Cost $53,070,514)                                                                                            76,279,458
                                                                                                           ------------------

   FINLAND -- (2.8%)
   COMMON STOCKS -- (2.8%)
        *   Amanda Capital Oyj                                                                   831,250              210,357

            Amer-Yhtymae Oyj Series A                                                             80,600            4,275,436
            Aspocomp Group P.L.C.                                                                 61,900              877,046
            Bank of Aland, Ltd.                                                                    5,700              147,096
        *   Benefon Oy                                                                            19,000                3,802
        *   Componenta Oyj                                                                        42,800              306,407
            Efore Oy                                                                              18,800              175,614
            Elcoteq Network Corp.                                                                 54,550            1,313,206
        *   Eq Online Oyj                                                                         60,440              167,411
        *   Evox Rifa Group Oyj                                                                  120,395               15,979
            Finnair Oyj                                                                          548,100            3,751,850
        #   Finnlines Oyj                                                                        207,000            3,607,502
        #   Fiskars Oy AB Series A                                                               139,900            2,555,881
        #   HK Ruokatalo Oy Series A                                                             149,000            1,423,532
            Honkarakenne Oy Series B                                                              15,900              118,453
        #   Huhtamaki Van Leer Oyj                                                               543,200            7,947,900
            Ilkka-Yhtyma Oyj                                                                      14,620              164,517
            Julius Tallberg-Kiinteistoet Oy, Helsinki Series B                                    11,601              148,015
        *   Kemira GrowHow Oyj                                                                    26,158              191,208
            Kemira Oyj                                                                           123,100            1,703,860
            Laennen Tehtaat Oy                                                                    32,450              521,627
        #   Lemminkainen Oy                                                                       84,200            2,000,848
            Leo Longlife Oy                                                                       16,900              202,096
            Metsaemarkka Oyj Series B                                                              3,700               37,449
            M-real Oyj Series B                                                                  387,330            2,524,643
        *   Okmetic Oyj                                                                           61,975              218,654
        #   Okobank Class A                                                                      366,680            5,097,780
            Olvi Oyj Series A                                                                     18,250              323,238
        #   Raisio Group P.L.C. Series V                                                         625,400            1,581,173
            Rautaruukki Oyj Series K                                                             941,310           11,358,044
        #   Raute Oy Series A                                                                     11,200              128,473
            Sponda Oyj                                                                           521,935            4,894,908
        *   SSH Communications Oyj                                                                42,850               68,835
        *   Stonesoft Corp.                                                                      282,398              199,413
            Tamfelt Oyj                                                                            2,100               23,443
        *   Tecnomen Holding Oyj                                                                 344,597              622,898
            Tulikivi Oyj                                                                          29,500              274,509
            Turkistuottajat Oy                                                                     9,900              112,817
            Viking Line AB                                                                        18,100              566,395
        #   Wartsila Corp. Oyj Series B                                                          216,300            7,508,033
            Yit-Yhtymae Oyj                                                                      106,200            2,362,563
            Yomi Oyj                                                                              11,050              101,827
                                                                                                           ------------------
   TOTAL -- FINLAND
     (Cost $44,259,593)                                                                                            69,834,738
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   A.S. Roma SpA                                                                        208,000              185,489
            Acegas SpA                                                                           160,674            1,587,495
        *   Alitalia Linee Aeree Italiane SpA Series A                                         4,368,158            1,498,818
            Banca Popolare Dell'etruria e Del Lazio Scrl                                          43,573            1,044,076
            Banca Popolare di Spoleto SpA                                                            500                4,625

        #   Banco Piccolo Valellinese Scarl SpA                                                   11,847              143,297
            Biesse SpA                                                                           120,000              412,529
            Buzzi Unicem SpA                                                                      28,500              399,536
            Caltagirone Editore SpA                                                              173,017            1,470,836
            Caltagirone SpA                                                                      595,400            4,484,436
            Carraro SpA                                                                          108,000              498,084
        *   Cembre SpA                                                                            12,452               49,807
            Cementir Cementerie del Tirreno SpA                                                  929,859            4,628,298
        *   Centrale del Latte di Torino & Co. SpA                                                18,135              101,756
            CIR SpA (Cie Industriale Riunite), Torino                                          1,315,000            3,297,809
        *   Cirio Finanziaria SpA                                                                960,000              222,004
        #   Cremonini SpA                                                                        115,750              270,839
        *   CSP International Industria Calze SpA                                                 97,000              167,119
        #   Danieli & C.Officine Meccaniche SpA                                                  205,825            1,235,980
        #   De Longhi SpA                                                                        752,732            3,207,339
        *   Finarte Casa d'Aste SpA (Milano)                                                       5,000                5,995
      * #   Finarte Partecipazioni Pro Arte SpA                                                1,472,050              147,710
            Gefran SpA                                                                            72,504              419,734
        #   Gemina SpA                                                                         1,897,434            2,241,468
        *   Giacomelli SpA                                                                       168,000               40,190
        *   Giovanni Crespi SpA                                                                  302,100              336,302
            Grandi Navi Veloci SpA                                                               330,548            1,113,502
        *   Gruppo Ceramiche Ricchetti SpA                                                       269,565              513,044
            I Grandi Viaggi SpA                                                                  190,100              272,333
      * #   Immobiliare Lombardia SpA                                                          2,796,456              657,693
            Immsi SpA                                                                            211,292              413,181
        #   Impregilo SpA                                                                      2,570,000            1,407,246
        *   Industria Romagnola Conduttori Elettrici SpA                                         141,624              514,025
            Intek SpA                                                                            191,610              132,686
            Italmobiliare SpA, Milano                                                             29,780            1,724,963
            La Doria SpA                                                                         124,000              354,992
        *   Lavorwash SpA                                                                         43,000               99,477
            Linificio and Canapificio Nazionale SpA                                               46,250              176,587
            Maffei SpA                                                                           128,000              267,231
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        212,000            3,777,242
        *   Marcolin SpA                                                                         214,000              354,760
            Milano Assicurazioni SpA                                                             732,200            3,689,547
        *   Monrif SpA                                                                           183,000              205,170
        *   Montefibre SpA                                                                       556,474              200,671
        *   Necchi SpA                                                                           792,500               74,782
        *   NGP SpA                                                                               42,059               19,564
            Olidata SpA                                                                          101,691              113,609
        *   Opengate Group SpA                                                                    22,800               57,877
        *   Pagnossin SpA                                                                         79,000               59,746
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                           1,679,827            2,587,306
            Premuda SpA                                                                          674,709            1,230,603
        *   Ratti SpA                                                                            130,000               77,718
        *   Reno de Medici SpA, Milano                                                         1,355,135            1,416,685
            Risanamento Napoli SpA                                                             1,381,281            3,329,859
            SAES Getters SpA                                                                      31,000              677,654
        *   Sirti SpA                                                                            139,803              341,128
            SISA (Societa Imballaggi Speciali Asti SpA)                                          113,283              324,762
      * #   SNIA SpA                                                                           1,188,493              401,998
            Sogefi SpA                                                                           101,876              430,988

            Sol SpA                                                                              102,000              513,140
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                       493,500               91,526
        *   Sorin SpA                                                                             35,430              106,206
        *   STA Metallurgica Italiana SpA                                                      1,622,949            1,021,470
        #   Stefanel SpA                                                                         272,131              644,344
            Targetti Sankey SpA                                                                  100,000              585,057
            Terme Demaniali di Acqui SpA                                                         553,330              441,752
            Trevi-Finanziaria Industriale SpA                                                    322,240              505,041
        *   Vemer Siber Group SpA                                                                 13,800               11,651
            Vianini Industria SpA                                                                163,800              548,147
            Vianini Lavori SpA                                                                   233,090            1,729,324
            Zucchi (Vincenzo) SpA                                                                122,989              616,387
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $38,458,766)                                                                                            61,934,245
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            211,292               22,465
        *   Roncadin SpA Warrants 10/15/07                                                        63,180               12,332
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         34,797
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $38,458,766)                                                                                            61,969,042
                                                                                                           ------------------

   SINGAPORE -- (2.4%)
   COMMON STOCKS -- (2.4%)
        *   Acma, Ltd.                                                                         3,856,500              117,564
            Allgreen Properties, Ltd.                                                          5,592,000            3,548,996
            Amtek Engineering, Ltd.                                                              113,000               82,823
        *   Apollo Enterprises, Ltd.                                                             240,000               68,186
        *   ASA Group Holdings, Ltd.                                                             857,000              146,754
            Ascott Group, Ltd.                                                                 7,610,038            1,949,546
        *   Asia Food and Properties, Ltd.                                                     1,820,000              500,048
            Auric Pacific Group, Ltd.                                                             57,000               37,556
        *   Blu Inc. Group, Ltd..                                                              1,085,000              102,752
            Bonvests Holdings, Ltd.                                                              675,400              216,677
        *   Causeway Investment, Ltd.                                                            539,000               61,961
        *   Chemical Industries (Far East), Ltd.                                                  40,000               14,894
        *   China Merchants Holdings Pacific, Ltd.                                               469,000              158,134
        *   CK Tang, Ltd.                                                                        983,000              243,289
            Courts Singapore, Ltd.                                                               760,000              246,241
        *   Eagle Brand Holdings, Ltd.                                                         5,722,000              244,812
            Eastern Asia Technology, Ltd.                                                        507,000               85,087
        *   Econ International, Ltd.                                                           1,412,000               38,822
            ECS Holdings, Ltd.                                                                 1,636,000              293,985
            Eng Wah Organisation, Ltd.                                                           481,000               84,392
        *   Excel Machine Tools, Ltd.                                                            473,000                4,335
        *   Firstlink Investments Corp., Ltd.                                                    923,000               61,762
            GB Holdings, Ltd.                                                                    231,000              127,687
        #   Guocoland, Ltd.                                                                    3,092,000            2,191,553
            Hiap Moh Corp., Ltd.                                                                  10,125                1,856

            Ho Bee Investment, Ltd.                                                            1,277,000              264,341
            Hong Fok Corp., Ltd.                                                               1,924,000              285,857
        #   Hong Leong Finance, Ltd.                                                             457,000              817,153
            Hotel Grand Central, Ltd.                                                            655,400              157,947
            Hotel Plaza, Ltd.                                                                    942,000              442,824
            Hotel Properties, Ltd.                                                             2,333,000            1,638,182
            Hour Glass, Ltd.                                                                     349,000              137,316
            Hwa Hong Corp., Ltd.                                                               3,329,000            1,099,979
            International Factors (Singapore), Ltd.                                               22,000                7,702
        *   Interra Resources, Ltd.                                                              139,180                9,310
        *   Intraco, Ltd.                                                                        316,000               65,649
        *   IPC Corp., Ltd.                                                                    3,248,000               79,705
            Isetan (Singapore), Ltd.                                                             152,000              260,080
            Jurong Engineering, Ltd.                                                             199,000              264,356
        *   K1 Ventures, Ltd.                                                                  7,899,000            1,178,524
            Keppel Land, Ltd.                                                                  3,609,000            4,558,120
            Kian Ann Engineering, Ltd.                                                           861,000               86,170
            Koh Brothers, Ltd.                                                                 1,445,000              101,882
            Lee Kim Tah Holdings, Ltd.                                                         2,313,000              401,956
        *   Leong Hin Holdings, Ltd.                                                             516,000               83,351
            Low Keng Huat Singapore, Ltd.                                                        368,000               86,479
            Lum Chang Holdings, Ltd.                                                           1,211,000              158,503
            Magnecomp International, Ltd.                                                        526,000              234,887
            Marco Polo Developments, Ltd.                                                      2,153,000            3,234,448
            MCL Land, Ltd.                                                                     1,863,000            1,646,517
            Metro Holdings, Ltd.                                                               2,980,800              844,592
            Neptune Orient Lines, Ltd.                                                         3,529,000            6,347,586
        *   Orchard Parade Holdings, Ltd.                                                      1,293,625              291,504
            Overseas Union Enterprise, Ltd.                                                      459,000            2,087,982
            Pan-United Corp., Ltd.                                                             1,101,000              229,395
        *   Pan-United Marine, Ltd.                                                              550,500               79,042
        *   Penguin Boat International, Ltd.                                                     642,000               43,122
            Pertama Holdings, Ltd.                                                               105,000               18,601
            PSC Corp., Ltd.                                                                    1,435,000               65,780
        *   QAF, Ltd.                                                                            381,000              110,512
            Raffles Holdings, Ltd.                                                             9,898,000            2,760,074
            San Teh, Ltd.                                                                        579,000              139,696
            Singapore Land, Ltd.                                                               1,507,000            4,118,733
            Singapore Shipping Corp., Ltd.                                                     2,153,000              433,036
            Singapura Finance, Ltd.                                                               84,000               70,831
            SNP Corp., Ltd.                                                                      112,500               53,462
        *   SP Corp., Ltd.                                                                        55,000                1,679
            Ssangyong Cement (Singapore), Ltd.                                                    77,000               45,603
            Stamford Land Corp., Ltd.                                                          4,308,000              591,615
            Straits Trading Co., Ltd.                                                          1,735,200            2,331,955
        *   Sunright, Ltd.                                                                       196,000               35,927
            Superior Metal Printing, Ltd.                                                        552,000               64,001
        *   Tuan Sing Holdings, Ltd.                                                           4,197,000              218,178
        *   Ultro Technologies, Ltd.                                                             693,000               41,917
            United Engineers, Ltd.                                                             1,038,666            1,007,549
            United Industrial Corp., Ltd.                                                      7,075,000            3,958,096
            United Overseas Land, Ltd.                                                         3,262,000            4,625,233
            United Pulp & Paper Co., Ltd.                                                        391,000              100,507
            WBL Corp., Ltd.                                                                      445,500              896,889

            Wing Tai Holdings, Ltd.                                                            3,320,333            2,024,860
        *   Xpress Holdings, Ltd.                                                                370,000               15,830
                                                                                                           ------------------

   TOTAL COMMON STOCKS
     (Cost $50,952,329)                                                                                            61,584,737
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          23,836
                                                                                                           ------------------
   (Cost $23,777)
   TOTAL -- SINGAPORE
     (Cost $50,976,106)                                                                                            61,608,573
                                                                                                           ------------------

   NETHERLANDS -- (2.4%)
   COMMON STOCKS -- (2.4%)
            AM NV                                                                                466,821            4,244,740
        *   Begemann Groep NV                                                                     24,247               75,894
        *   Begemann Groep NV Series B                                                            44,600               14,832
            Boskalis Westminster NV                                                               23,304              681,040
            Brunel International NV                                                               22,100              240,357
            Buhrmann NV                                                                          585,366            5,229,371
            DOCdata NV                                                                             7,400               44,694
        #   Draka Holding NV                                                                     181,764            2,248,443
        *   Econosto NV                                                                           23,804               46,278
            Gamma Holding NV                                                                      58,811            2,791,638
            Gemeenschappeljk Bezit Crown van Gelder NV                                            23,062              494,244
            Grontmij NV                                                                           20,061            1,064,024
        *   Hagemeyer NV                                                                       1,194,430            2,430,411
            Heijmans NV                                                                          141,904            4,376,235
        *   Ispat International NV                                                                13,666              572,865
            Kas Bank NV                                                                          103,866            2,051,392
      * #   Kendrion NV                                                                           51,681              119,178
            Koninklijke Bam NV                                                                    81,843            3,500,705
        #   Koninklijke Nedlloyd NV                                                              106,876            5,423,141
            Koninklijke Ten Cate NV                                                               46,495            3,161,905
            Koninklijke Vopak NV                                                                 100,542            2,171,720
            MacIntosh NV                                                                          23,191              721,115
        *   Maverix Capital NV                                                                       900               45,453
            Nutreco Holding NV                                                                    19,168              468,904
      * #   Petroplus International NV                                                           127,889            1,309,070
            Reesink NV                                                                             2,110              155,951
            Roto Smeets de Boer NV                                                                22,107              998,951
        *   Samas-Groep NV                                                                        62,743              424,598
        *   Seagull Holding NV                                                                     2,000                9,876
      * #   Semiconductor Industries NV                                                          188,911            1,030,012
            Smit Internationale NV                                                                16,275              675,817
            Stork NV                                                                              92,187            2,957,009
        *   Textielgroep Twenthe NV                                                                1,200                3,987
        *   Tulip Computers NV                                                                    38,643               10,790
            Twentsche Kabel Holding NV                                                            23,496              897,816
            Univar NV                                                                            132,385            3,591,308
        *   Van Der Mollen Holding NV                                                            198,500            1,193,984
      * #   Versatel Telecom International NV                                                    534,428            1,420,442

        *   Wegener Arcade NV .                                                                  190,704            2,287,564
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $42,102,944)                                                                                            59,185,754
                                                                                                           ------------------

   BELGIUM -- (2.0%)
   COMMON STOCKS -- (2.0%)
            Ackermans & Van Haaren SA                                                              7,990              271,328
            Banque Nationale de Belgique                                                             787            3,331,920
            Bekaert SA                                                                            39,600            3,098,067
            CFE (Compagnie Francois d'Entreprises)                                                 3,812            1,257,577
            Cie Martime Belge SA                                                                  49,059           14,216,167
            Cofinimmo SA                                                                          56,993            9,126,222
            D'Ieteren SA                                                                           9,562            1,809,705
            Exmar NV                                                                              29,600            1,720,341
            Floridienne NV                                                                         1,900              144,219
        *   Immobel (Cie Immobiliere de Belgique SA)                                              27,546            1,295,153
        *   Integrated Production & Test Engineering NV                                           28,600              118,565
      * #   Ion Beam Application SA                                                              183,300            1,983,607
        *   Ipso-Ilg SA                                                                           38,662              375,921
            Nord-Sumatra Investissements SA                                                          421              128,816
            Papeteries de Catala SA                                                                  450               50,836
            Quick Restaurants SA                                                                  38,332              673,033
        *   Quick Restaurants VVPR                                                                27,380                  728
            Recticel SA                                                                           97,731            1,125,660
            Rosier SA                                                                                200               31,554
        *   Sait Radioholland                                                                     21,764              142,605
            Sapec SA                                                                               7,671              644,966
        *   Solvus SA                                                                            146,000            2,712,771
            Spector Photo Group SA                                                                11,701              114,209
        *   Systemat SA                                                                           68,225              531,424
            Telindus Group SA                                                                    218,239            2,237,309
            Tessenderlo Chemie                                                                    64,256            2,678,038
            Warehouses de Pauw Sicafi                                                              6,260              282,417
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $28,505,922)                                                                                            50,103,158
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                    12,520                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $28,505,922)                                                                                            50,103,158
                                                                                                           ------------------

   GREECE -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Aegek S.A.                                                                           369,814              339,177
        *   Agrotiki Insurance S.A.                                                               44,150              165,013
            Alco Hellas ABEE S.A.                                                                145,300              268,315
        *   Allatini Industrial & Commercial Co.                                                  58,400               95,034

            Alte Technological Co. S.A.                                                          299,816              115,515
        *   Altec Information & Communication Systems S.A.                                       348,200              203,575
            Alumil Milonas S.A.                                                                   88,060              296,273
        *   Aluminum of Attica S.A.                                                              337,348              129,996
            Anek Lines S.A.                                                                      258,359              370,543
            Arcadia Metal Industry C. Rokas S.A.                                                  84,011              827,544
        *   Aspis Bank S.A.                                                                       16,970               58,281
        *   Aspis Pronia General Insurance S.A.                                                  194,160              183,275
        *   Astir Palace Vouliagmenis S.A.                                                        11,930               87,514
        *   Athens Medical Center S.A.                                                           418,340              789,210
            Athens Water Supply & Sewage Co. S.A.                                                 58,200              401,306
            Atlantic Super Market S.A.                                                           128,310              230,711
            Attica Enterprises S.A. Holdings                                                     482,314            1,872,024
            Atti-Kat S.A.                                                                        378,008              226,419
            Bank of Greece                                                                        41,488            5,248,671
        *   Bitros Holdings S.A.                                                                  82,020              340,379
            Chipita S.A.                                                                         162,730              470,107
            Delta Holdings S.A.                                                                   64,300              487,774
            Edrasi Psalllidas Technical Co. S.A.                                                 117,012              133,790
            Egnatia Bank S.A.                                                                    407,070            1,434,227
            El. D. Mouzakis S.A.                                                                 123,900              125,237
        *   Empedos SA                                                                            56,700               15,825
        *   Ergas S.A.                                                                           104,947               34,765
            Ethniki General Insurance Co. S.A.                                                     9,950               52,400
        *   Etma Rayon S.A.                                                                       39,176               60,321
        *   Euro Reliance General Insurance                                                       16,470               24,412
            Euromedica S.A.                                                                      109,200              220,151
        *   Europaiki Techniki                                                                    98,150               30,003
        *   Fanco S.A.                                                                            44,900               41,733
        *   Forthnet S.A.                                                                         61,700              419,716
        *   Fourlis S.A.                                                                         155,000              983,010
            Frigoglass S.A.                                                                      176,140              763,036
            G.Polyhronos S.A.                                                                     27,800               38,790
            General Construction Co. S.A.                                                         11,000               86,276
            General Commercial & Industry                                                         96,240              100,090
        *   General Hellenic Bank                                                                124,299            1,209,702
            Halkor S.A.                                                                          132,600              352,209
            Hatziioannou S.A.                                                                     97,400              163,126
            Hellas Can Packaging Manufacturers S.A.                                               64,287              665,913
        *   Hellenic Cables S.A.                                                                 122,938              168,099
            Hellenic Fabrics S.A.                                                                 55,000              135,527
            Hellenic Sugar Industry S.A.                                                          55,180              302,459
            Hellenic Technodomiki S.A.                                                           297,620            1,321,818
            Hermes Real Estate S.A.                                                               98,294              481,356
            Inform P. Lykos S.A.                                                                  21,930               84,608
            Intracom Constructions S.A.                                                          129,640              170,717
            Intracom S.A.                                                                        443,466            2,332,747
        *   J Boutaris & Son Holding S.A.                                                        105,600              128,955
            Kalpinis Simos Steel Service Center                                                   49,238              237,056
        *   Karatzis SA                                                                           58,710               98,800
            Kathimerini S.A.                                                                      73,740              576,024
            Katselis Sons S.A.                                                                    21,000               60,904
        *   Keranis Holdings SA                                                                   71,500               63,679
            Kordellou Brothers S.A.                                                               17,200               39,616

        *   Lambrakis Press S.A.                                                                 232,459            1,100,842
        *   Lavipharm S.A.                                                                       160,616              266,427
            Light Metals Industry                                                                120,028              322,520
        *   Loulis Mills S.A.                                                                     77,428              195,081
        *   Maritime Company of Lesvos S.A.                                                      164,000               80,633
        *   Maxim Knitwear Factory C.M.                                                           61,360               32,744
            Mesochoritis Bros. Construction Co.                                                   89,900               37,039
            Michaniki S.A.                                                                       309,918              749,480
            Minoan Lines S.A.                                                                    328,387              816,453
            Mochlos S.A.                                                                         679,690              352,658
            Mytilineos Holdings S.A.                                                             128,870              979,576
        *   N. Levederis S.A.                                                                     24,700               24,347
        *   Naoussa Spinning Mills S.A.                                                           81,900              104,413
            Nexans Hellas S.A.                                                                    25,070               94,259
            Nikas S.A.                                                                            35,183              197,301
            Notos Com.Holdings S.A.                                                               11,808               46,300
            Pantechniki S.A.                                                                     201,405              313,036
        *   Parnassos Enterprises S.A.                                                            93,550               70,819
        *   Pegasus Publishing & Printing S.A.                                                   217,030              430,068
        *   Petzetakis S.A.                                                                       88,200              265,722
        *   Pilias S.A.                                                                           85,264               20,379
            Piraeus Leasing                                                                       23,551              200,757
        *   Prodeftiki Technical Co.                                                             164,900               85,492
        *   Sanyo Hellas S.A.                                                                    323,808              378,625
            Sarantis S.A.                                                                        154,900              930,965
            Sato S.A.                                                                             93,160               90,307
            Selected Textile Industry Assoc. S.A.                                                171,500              134,594
            Sfakianakis S.A.                                                                      38,370              174,546
        *   Sheet Steel S.A.                                                                      77,100               31,903
        *   Shelman Hellenic-Swiss Wood S.A.                                                     155,548              198,752
            Silver and Baryte Ores Mining Co. S.A.                                                88,550              664,613
            Spyroy Agricultural House S.A.                                                       103,200              114,005
        *   Stabilton S.A.                                                                       221,900               23,593
            Strintzis Shipping Lines S.A.                                                        486,146              549,736
            Technical Olympic S.A.                                                               626,840            3,432,990
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      23,730                6,637
            Teletypos S.A. Mega Channel                                                           18,390               88,822
            Terna Tourist Technical & Maritime S.A.                                               33,100              283,918
            Themeliodomi S.A.                                                                    140,360              229,452
            Thrace Plastics Co. S.A.                                                             210,660              367,037
        *   Varvaressos S.A. European Spinning Mills                                              36,350               42,007
        *   Veterin S.A.                                                                          62,096              216,796
            Vioter S.A.                                                                          227,695              281,665
        *   Vis Container Manufacturing Co.                                                       12,511               38,924
        *   Zampa S.A.                                                                             1,750               26,250
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $40,591,989)                                                                                            41,456,236
                                                                                                           ------------------

   SPAIN -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Amper SA                                                                             101,200              555,114

      * #   Avanzit SA                                                                            76,700              202,125
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                   11,875              949,578
            Cementos Portland SA                                                                   2,644              147,886
            Cie Automotive SA                                                                     17,839              264,962
            Cortefiel SA                                                                         383,700            5,449,430
        *   Dogi International Fabrics SA                                                         21,900              122,282
      * #   Duro Felguera SA                                                                      65,433              598,954
        *   Ercros SA                                                                            971,641              465,346
        *   Espanola del Zinc SA                                                                  53,703              120,875
            Europistas Concesionaria Espanola SA                                                 133,300              896,705
        #   Funespana SA                                                                          43,617              485,012
            Global Steel Wire SA                                                                  73,031              232,407
            Grupo Empresarial Ence SA                                                             82,280            2,495,072
      * #   Grupo Picking Pack SA                                                              1,079,666              703,874
            Hullas del Coto Cortes                                                                 7,000               93,033
            Iberpapel Gestion SA                                                                  59,665            1,197,813
            Inbesos SA                                                                            26,897              161,853
            Inmobiliaria Colonial SA ICSA                                                         79,400            3,056,753
            Inmobiliaria Urbis SA                                                                288,600            3,969,840
        *   LSB (La Seda de Barcelona SA) Series B                                               211,150              534,573
        *   Mecalux SA                                                                           101,989              936,066
            Metrovacesa SA                                                                        30,812            1,467,783
        *   Nicolas Correa SA                                                                     37,386              174,984
            Obrascon Huarte Lain SA                                                              434,910            3,553,326
            Pescanova SA                                                                          63,141            1,293,946
        #   Sol Melia SA                                                                         111,200            1,042,994
            Tavex Algodonera SA                                                                  139,958              558,538
      * #   Tecnocom Telecomunicaciones y Energia SA                                              35,910              282,782
            Tubacex SA                                                                           645,874            1,556,382
            Unipapel SA                                                                           70,634            1,676,295
        *   Unipapel SA Issue 04                                                                   3,924               93,127
      * #   Uralita SA                                                                           672,840            3,176,414
        *   Urbanizzciones y Transportes SA                                                       79,329               71,904
            Vidrala SA, Alava                                                                     10,880              219,241
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               24,100              228,845
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,608,571)                                                                                            39,036,114
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Dogi International Fabrics Rights 11/30/04                                            21,900                  291
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $17,608,571)                                                                                            39,036,405
                                                                                                           ------------------

   NORWAY -- (1.5%)
   COMMON STOCKS -- (1.5%)
            ABG Sundal Collier ASA                                                                93,000               87,443
        *   Aker Kvaerner OGEP ASA                                                                78,255            2,000,883
        *   Aker Yards AS                                                                         48,248              993,219
            Bonheur ASA                                                                           39,205            1,704,849
        *   Choice Hotel Scandinavia ASA                                                          13,000               48,425

        *   Dale of Norway Holding ASA                                                            18,200               10,407
            Det Norske Oljeselskap ASA Series A                                                  161,379              747,466
      * #   DOF ASA                                                                               30,000               97,186
        *   EDB Elektronisk Data Behandling ASA                                                    1,800               13,536
            Farstad Shipping ASA                                                                  65,000              829,164
      * #   Fjord Seafood ASA                                                                  1,451,246              615,915
      * #   Fred Olsen Energy ASA                                                                303,500            3,880,091
            Ganger Rolf ASA                                                                       32,150            1,265,264
            Gresvig ASA                                                                           13,300               89,269
        *   Home Invest ASA                                                                        7,066                5,772
            Kverneland ASA                                                                        39,457              483,856
      * #   Merkantildata ASA                                                                  1,286,200              524,581
        #   Nera ASA                                                                             660,611            1,760,937
      * #   Ocean Rig ASA                                                                        168,549              724,044
            Odfjell ASA Series A                                                                  88,474            5,859,052
      * #   Petroleum Geo-Services ASA (New)                                                      30,590            1,697,904
        *   Petrolia Drilling ASA                                                                  8,760                  945
      * #   SAS AB                                                                                38,000              317,995
        *   Scana Industrier ASA                                                                  33,500               12,439
        *   Sinvest ASA                                                                            6,003               17,701
            Smedvig ASA Series A                                                                 281,900            4,248,932
        *   Software Innovation ASA                                                               47,062              145,929
            Solstad Offshore ASA                                                                  86,000              955,796
        *   Tandberg Data ASA                                                                    107,700              140,774
        *   Tandberg Storage ASA                                                                 107,700               43,173
        *   Tandberg Television ASA                                                              209,900            1,615,926
        *   Tybring-Gjed ASA                                                                     163,020               70,897
            Veidekke ASA                                                                           7,000              104,146
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                              245,200            5,569,542
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $16,530,478)                                                                                            36,683,458
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                        1,286,200              132,387
                                                                                                           ------------------
   (Cost $173,394)
   TOTAL -- NORWAY
     (Cost $16,703,872)                                                                                            36,815,845
                                                                                                           ------------------

   DENMARK -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Aarhus Oliefabrik A.S. Aeries A                                                       10,395            1,055,373
        *   Alm. Brand A.S.                                                                       45,705            1,602,829
            Amagerbanken A.S.                                                                      4,226              620,787
            Ambu International A.S. Series B                                                       6,080              144,759
            Amtssparekassen Fyn A.S.                                                               4,181              782,347
        *   Andersen & Martini Series B                                                            3,500               20,036
            AS Dampskibsselsk Torm                                                                73,140            3,228,259
            Bording (F.E.) A.S. Series B                                                             475               25,917
        *   Brodrene Hartmann A.S. Series B                                                       13,560              262,294
            Codan A.S.                                                                            52,875            2,708,310
            Dalhoff, Larsen & Hornemann A.S. Series B                                              3,663              252,474

        *   Danionics A.S. Series A                                                               12,586               13,661
        *   Denka Holding A.S.                                                                       400               24,456
            DFDS A.S., Copenhagen                                                                 20,820              991,176
            DiskontoBanken A.S.                                                                    1,301              301,681
            Djursland Bank                                                                         2,365              179,425
            East Asiatic Co., Ltd.                                                                46,252            2,361,164
            Egnsbank Han Herred                                                                    3,181              412,560
        *   FLS Industries                                                                       138,986            2,236,416
            Foras Holding A.S. Series A                                                           31,379              407,614
            Forstaedernes Bank                                                                     6,931              572,167
        *   Genmab A.S.                                                                           25,392              434,685
        *   Glostrup Plade Vaerksted Industri A.S.                                                 2,600               47,932
            H&H International A.S. Series B                                                          500              109,131
            Harboes Bryggeri A.S.                                                                    460              156,423
            Hedegaard (Peder P.) A.S.                                                              1,406              113,595
            Hojgaard Holding A.S. Series B                                                         7,075              253,839
            HVB Bank A.S.                                                                          3,110              152,961
            Kompan A.S.                                                                              310               63,872
            Lan & Spar Bank A.S.                                                                   5,706              305,355
            Lokalbanken I Nordsjaelland A.S.                                                         690              139,867
        *   Migatronic Series B                                                                    1,294               28,936
            Mons Bank A.S.                                                                           424               68,617
            Morso Bank                                                                               240               37,109
            NKT Holding A.S.                                                                      57,585            1,506,452
            Nordjyske Bank A.S.                                                                    1,203              242,187
            Norresundby Bank                                                                         439              173,002
        *   NTR Holdings A.S.                                                                      1,650               14,213
            Ove Arkil Series B                                                                       680               94,271
            Per Aarsleff A.S. Series B                                                             5,540              292,450
        *   Pharmexa A.S.                                                                         42,400              203,131
            Ringkjobing Bank                                                                       3,440              306,194
            Ringkjobing Landbobank                                                                 1,265              499,259
            Rockwool, Ltd.                                                                        26,020            1,252,885
            Salling Bank                                                                             500               50,947
            Sanistal A.S. Series B                                                                 4,670              338,978
        *   Scanbox Danmark A.S. Series B                                                          3,400                1,174
            Scandinavian Brake Systems A.S.                                                          510               39,232
            Schouw & Co. A.S.                                                                     31,885              702,034
            Skaelskor Bank                                                                           720              104,446
            Skjern Bank A.S.                                                                       1,530              140,196
        *   Spaencom A.S.                                                                            300               12,518
            Spar Nord Holding                                                                     11,919            1,557,011
            Sparbank Vest A.S.                                                                    11,870              619,522
            Sparekassen Faaborg A.S.                                                               1,634              540,124
            Sydbank A.S.                                                                          17,570            3,336,013
        *   TK Development                                                                        26,740               69,570
        *   Torsana A.S. Series B                                                                    200                4,993
            Totalbanken A.S.                                                                         600               92,290
        *   Treka A.S.                                                                            26,230              464,288
            Vestfyns Bank                                                                            500               65,341
            Vestjysk Bank A.S.                                                                    19,420              743,487
            VT Holdings Shares B                                                                   5,900              375,703
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            6,498              189,379
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $15,951,228)                                                                                            34,147,317
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               20,476
                                                                                                           ------------------
   (Cost $19,399)
   TOTAL -- DENMARK
     (Cost $15,970,627)                                                                                            34,167,793
                                                                                                           ------------------

   AUSTRIA -- (1.0%)
   COMMON STOCKS -- (1.0%)
            Agrana Beteiligungs AG                                                                 5,657              548,367
            Allgemeine Sparkasse Baugesellschaft                                                     120               14,035
        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                   273,399            3,589,407
            Bohler Uddeholm AG                                                                    63,594            7,537,386
        *   Ca Immobilien Invest AG                                                              113,110            3,008,430
        *   Demeter Vermoegensverwaltung                                                         105,381                    0
        *   Eybl International AG                                                                  2,700               68,771
            Flughafen Wien AG                                                                     37,104            2,664,643
            Frauenthal Holding AG                                                                  1,308               83,999
        *   General Partners Inmobilienbesitz AG                                                   5,900               12,076
            Lenzing AG                                                                               150               34,302
            Linz Textil Holding AG                                                                   200               37,297
            Oberbank AG                                                                            1,302              136,085
        *   RHI AG, Wien                                                                          31,752              852,802
            Rosenbauer International AG                                                            1,462              104,372
      * #   VA Technologie AG                                                                     96,344            7,511,657
                                                                                                           ------------------
   TOTAL -- AUSTRIA
     (Cost $15,942,613)                                                                                            26,203,629
                                                                                                           ------------------

   IRELAND -- (0.9%)
   COMMON STOCKS -- (0.9%)
            Abbey P.L.C.                                                                         159,520            1,695,597
        *   Arcon International Resources P.L.C.                                                  44,160               21,726
        *   Ardagh P.L.C.                                                                         77,019              190,008
            Donegal Creameries P.L.C.                                                             23,801              135,579
        *   Dragon Oil P.L.C.                                                                  2,523,854            2,612,767
            Greencore Group P.L.C.                                                               448,286            1,727,798
            Heiton Holdings P.L.C.                                                               211,378            1,980,563
            IFG Group P.L.C.                                                                     307,277              322,465
        *   Iona Technologies P.L.C.                                                             146,143              763,353
            Irish Intercontental Group P.L.C.                                                    110,167            1,638,308
            Jurys Hotel Group P.L.C.                                                             544,314            8,458,239
        *   Oakhill Group P.L.C.                                                                  69,119               11,023
        *   Qualceram Shires P.L.C.                                                               30,338               80,641
            Readymix P.L.C.                                                                      548,109            1,311,231
        *   Waterford Wedgwood P.L.C.                                                          5,271,476              553,786
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $14,763,448)                                                                                            21,503,084
                                                                                                           ------------------

   NEW ZEALAND -- (0.8%)
   COMMON STOCKS -- (0.8%)
            AFFCO Holdings, Ltd.                                                               2,917,096              832,186
            CDL Hotels New Zealand, Ltd.                                                       2,017,530              835,925
            CDL Investments New Zealand, Ltd.                                                    701,344              185,284
            Colonial Motor Co., Ltd.                                                             207,470              439,023
        *   Evergreen Forests, Ltd.                                                              648,900              152,486
            Fisher & Paykel Apppliances Holdings, Ltd.                                           131,412              402,641
        *   Fletcher Challenge Forests, Ltd.                                                     550,302              847,067
            Independent Newspapers, Ltd. (Auckland)                                            1,213,784            4,652,253
            Met Lifecare, Ltd.                                                                   161,905              312,484
        *   New Zealand Oil & Gas, Ltd.                                                          308,137              241,956
            New Zealand Refining Co., Ltd.                                                        12,100              254,372
        *   Pan Pacific Petroleum NL                                                             374,079               40,926
            Pyne Gould Guinness, Ltd.                                                            246,048              330,580
        *   Richina Pacific, Ltd.                                                                704,552              326,614
        *   Rubicon, Ltd.                                                                      1,718,412            1,301,988
            Sanford, Ltd.                                                                        347,805            1,183,643
            South Port New Zealand, Ltd.                                                          71,088               64,063
        *   Tasman Farms                                                                         228,576                    0
            Taylors Group, Ltd.                                                                   42,000               67,947
            Tourism Holdings, Ltd.                                                               581,225              851,407
        *   Tower, Ltd.                                                                        3,023,588            4,628,896
        *   Trans Tasman Properties, Ltd.                                                      3,568,944            1,021,537
            Williams & Kettle, Ltd.                                                               67,532              161,175
            Wrightson, Ltd.                                                                      178,765              219,335
                                                                                                           ------------------
   TOTAL -- NEW ZEALAND
     (Cost $9,498,795)                                                                                             19,353,788
                                                                                                           ------------------

   PORTUGAL -- (0.3%)
   COMMON STOCKS -- (0.3%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                        2,306,331            3,341,837
            Efacec Capital SGPS SA                                                               178,200              553,528
        *   Finibanco Holdings SGPS, SA                                                           49,700               79,282
        *   Investimentos Participacoes e Gestao SA Inapa                                        440,502            1,606,568
            Mota-Engil SGPS SA                                                                    17,100               41,545
        *   Papelaria Fernandes-Industria e Comercia SA                                            2,000               10,254
        *   Sociedad Construcoes Soares da Costa SA                                              294,047              746,599
        *   Sonae Industria-Sociedade Gestora de Participacoes Sociais SA                         18,110              114,634
        *   Sumolis - Companhia Industrial de Fruitas e Bebidas, SA                               20,300               37,524
        *   Tertir Terminais de Portugal SA                                                       80,798              287,380
                                                                                                           ------------------
   TOTAL -- PORTUGAL
     (Cost $6,386,249)                                                                                              6,819,151
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.1%)
   INVESTMENT IN CURRENCY -- (0.1%)
        *   Euro Currency                                                                                           3,373,844
                                                                                                           ------------------
   (Cost $3,299,746)

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Jaks Resources Berhad                                                                 10,750                4,809
        *   Promet Berhad                                                                        201,000               15,340
        *   Rekapacific Berhad                                                                   130,000                    0
        *   Saship Holdings Berhad                                                               361,000               84,550
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $663,374)                                                                                                  104,699
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Bookham, Inc.                                                                          6,360               34,090
                                                                                                           ------------------
        (Cost $47,765)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (11.4%)
            Repurchase Agreement, Deutsche Bank Securities & Mizuho
              Securities USA 1.95%, 12/01/04 (Collateralized by
              $489,563,305 U.S. Treasury Note 1.625% & STRIPS, maturities ranging from 03/31/05 to 05/15/30, valued at $277,425,402)
              to be repurchased at $272,940,248 (Cost
              $272,925,402) ^                                                                    272,925          272,925,402

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $15,020,000 FNMA Notes 2.95%, 11/14/04, valued at
              $15,041,073) to be repurchased at $14,835,775 (Cost $14,835,000)                    14,835           14,835,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $287,760,402)                                                                                          287,760,402
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $1,926,667,885)                                                                                   $    2,513,802,692
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   UNITED KINGDOM -- (17.9%)
   COMMON STOCKS -- (17.9%)
            Aggregate Industries P.L.C.                                                        1,964,973   $        3,688,173
            Amvescap P.L.C.                                                                      225,900            1,384,318
            Arriva P.L.C.                                                                        231,050            2,163,954
            Associated British Foods P.L.C.                                                      990,462           14,152,962
            Associated British Ports Holdings P.L.C.                                             378,800            3,403,288
            Aviva P.L.C.                                                                       2,630,567           29,114,963
        *   AWG P.L.C.                                                                            76,018            1,092,962
            BAA P.L.C.                                                                         1,614,239           17,953,811
            BAE Systems P.L.C.                                                                 2,667,041           12,496,750
        *   Banco Santander Central Hispano SA                                                   841,876           10,033,633
            Barratt Developments P.L.C.                                                          338,959            3,329,838
            BBA Group P.L.C.                                                                     680,050            3,761,732
            Bellway P.L.C.                                                                        38,000              517,193
            Bovis Homes Group P.L.C.                                                             132,000            1,272,170
            BPB P.L.C.                                                                           458,500            3,857,096
            Bradford & Bingley P.L.C.                                                             80,259              421,938
            Britannic P.L.C.                                                                     278,864            2,213,019
        *   British Airways P.L.C.                                                             1,839,331            7,767,617
            British Land Co. P.L.C.                                                              870,090           13,610,932
            British Vita P.L.C.                                                                  286,388            1,466,422
            Brixton P.L.C.                                                                       359,333            2,217,502
            Cable and Wireless P.L.C.                                                          3,512,914            7,609,065
            Carnival P.L.C.                                                                      156,870            8,751,205
        *   Corus Group P.L.C.                                                                 6,312,988            6,630,051
            Derwent Valley Holdings P.L.C.                                                        49,351              927,107
            DeVere Group P.L.C.                                                                   85,228              713,960
            Dixons Group P.L.C.                                                                  333,402              927,542
        *   Duelguide Units P.L.C.                                                                36,010              370,184
        *   Easyjet P.L.C.                                                                       294,025            1,045,345
            FKI P.L.C.                                                                           856,795            2,171,803
            Friends Provident P.L.C.                                                           2,272,618            6,652,081
            Galen Holdings P.L.C.                                                                319,000            5,197,328
            Great Portland Estates P.L.C.                                                        239,324            1,464,984
            Greene King P.L.C.                                                                   105,263            2,400,651
            Hammerson P.L.C.                                                                     468,800            7,136,185
            Hanson P.L.C.                                                                        963,671            7,718,181
            HBOS P.L.C.                                                                           14,538              203,486
        *   HHG P.L.C.                                                                           842,619              780,794
            Hilton Group P.L.C.                                                                2,673,589           13,199,650
            Intercontinental Hotels Group P.L.C.                                                 968,773           12,321,669
        *   International Power P.L.C.                                                         2,525,271            7,316,497
            ITV P.L.C.                                                                         1,551,881            3,253,412
            Johnson Matthey P.L.C.                                                                43,250              837,103
            Kelda Group P.L.C.                                                                   161,510            1,664,219

            Kingfisher P.L.C.                                                                    659,395            3,628,560
            Land Securities Group P.L.C.                                                          78,654            1,931,002
            Liberty International P.L.C.                                                         469,345            7,948,434
            London Merchant Securities P.L.C.                                                    358,862            1,374,062
            Marks & Spencer Group P.L.C.                                                       1,197,239            7,507,828
            Mersey Docks & Harbour Co. P.L.C.                                                    115,042            1,963,986
            MFI Furniture Group P.L.C.                                                            66,600              147,555
            Millennium and Copthorne Hotels P.L.C.                                               493,245            3,403,860
            Mitchells & Butlers P.L.C.                                                           630,549            3,645,854
        *   MM02 P.L.C.                                                                        8,760,348           19,150,459
            Pearson P.L.C.                                                                       245,987            2,881,913
            Peninsular & Oriental Steam Navigation P.L.C.                                      1,130,420            6,506,424
            Pennon Group P.L.C.                                                                   58,615              993,265
            Persimmon P.L.C.                                                                     271,811            3,215,321
        *   Pillar Property P.L.C.                                                               131,128            1,766,906
        *   Premier Oil P.L.C.                                                                   119,812            1,281,811
            Quintain Estates & Development P.L.C.                                                 75,000              678,151
            Rio Tinto P.L.C.                                                                      83,136            2,429,211
            RMC Group P.L.C.                                                                     401,000            6,426,693
        *   Rolls Royce Group P.L.C.                                                           2,749,448           13,820,270
            Rolls Royce Group P.L.C.                                                          87,432,446              177,656
            Royal & Sun Alliance Insurance Group P.L.C.                                        5,018,810            7,069,730
            Royal Bank of Scotland Group P.L.C.                                                  219,664            6,750,397
            Sabmiller P.L.C.                                                                     192,609            3,241,389
            Sainsbury (J.) P.L.C.                                                              2,629,334           13,111,209
            Scottish & Newcastle P.L.C.                                                          976,911            8,005,286
            Scottish Power P.L.C.                                                              1,102,159            8,143,727
            Severn Trent P.L.C.                                                                  210,597            3,579,003
            Shire Pharmaceuticals Group P.L.C.                                                   683,427            6,850,230
            Singer & Friedlander Group P.L.C.                                                    253,818            1,360,647
            Slough Estates P.L.C.                                                                706,900            6,514,933
            Smith (David S.) Holdings P.L.C.                                                     547,941            1,559,927
            Somerfield P.L.C.                                                                    738,068            2,153,583
            Stanley Leisure P.L.C.                                                               189,634            1,618,826
            Tate & Lyle P.L.C.                                                                   660,070            6,201,623
            Taylor Woodrow P.L.C.                                                                998,309            4,430,105
        *   The Berkeley Group Holdings P.L.C.                                                   228,802            5,208,890
        *   Thus Group P.L.C.                                                                  1,857,640              506,804
            Trinity Mirror P.L.C.                                                                495,640            5,900,900
            United Utilities P.L.C.                                                              265,595            2,853,278
            Vodafone Group P.L.C.                                                             36,676,526           99,621,935
            Westbury P.L.C.                                                                       27,098              198,280
            Whitbread P.L.C.                                                                     520,965            7,943,848
            Wilson Bowden P.L.C.                                                                 105,900            2,014,911
            Wimpey (George) P.L.C.                                                               446,968            3,047,161
            Wolverhampton & Dudley Breweries P.L.C.                                              107,366            1,877,948
            Woolworths Group P.L.C.                                                            2,125,199            1,807,964
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $395,622,398)                                                                                          537,664,530
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   British Pound Sterling                                                                                    222,049
                                                                                                           ------------------
   (Cost $218,213)
   TOTAL -- UNITED KINGDOM
     (Cost $395,840,611)                                                                                          537,886,579
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   JAPAN -- (15.6%)
   COMMON STOCKS -- (15.4%)
        #   Aichi Steel Corp.                                                                    120,000              639,864
            AIOI Insurance Co., Ltd.                                                             928,735            4,099,014
            Aisin Seiki Co., Ltd.                                                                182,500            3,922,135
            Akita Bank, Ltd.                                                                     115,000              450,865
        #   Alpine Electronics, Inc.                                                              36,800              493,856
            Amada Co., Ltd.                                                                      376,000            1,892,739
        #   Anritsu Corp.                                                                         67,000              489,523
            Aoyama Trading Co., Ltd.                                                              47,700            1,177,185
            Asahi Breweries, Ltd.                                                                221,600            2,616,693
            Asatsu-Dk, Inc.                                                                       32,500              948,181
            Autobacs Seven Co., Ltd.                                                              23,700              691,733
            Awa Bank, Ltd.                                                                       196,600            1,196,489
            Bank of Iwate, Ltd.                                                                   15,300              708,959
        #   Bank of Kyoto, Ltd.                                                                  347,400            2,905,585
            Bank of Nagoya, Ltd.                                                                 185,000              954,565
            Canon Sales Co., Inc.                                                                124,900            1,788,562
            Chiba Bank, Ltd.                                                                     941,000            5,972,629
            Chudenko Corp.                                                                        41,100              594,696
            Chugoku Bank, Ltd.                                                                   238,800            2,606,569
            Citizen Watch Co., Ltd.                                                              318,000            2,878,243
            Coca-Cola West Japan Co., Ltd.                                                        58,400            1,453,691
            Comsys Holdings Corp.                                                                 92,000              790,402
            Cosmo Oil Co., Ltd.                                                                  764,000            2,217,655
            Dai Nippon Ink & Chemicals, Inc.                                                     459,000            1,037,281
            Dai Nippon Pharmaceutical Co., Ltd.                                                  106,000            1,019,438
            Dai Nippon Printing Co., Ltd.                                                        784,000           11,698,696
            Daicel Chemical Industries, Ltd.                                                     485,000            2,683,925
            Daido Steel Co., Ltd.                                                                274,000              749,659
            Daishi Bank, Ltd.                                                                    355,000            1,354,819
            Daiwa House Industry Co., Ltd.                                                       663,000            7,115,109
            Denso Corp.                                                                           22,500              537,877
        #   Ebara Corp.                                                                          173,000              769,700
            Ezaki Glico Co., Ltd.                                                                174,600            1,228,722
            Fuji Electric Co., Ltd.                                                              525,780            1,357,224
            Fuji Fire & Marine Insurance Co., Ltd.                                               297,000              967,308
            Fuji Heavy Industries                                                                493,000            2,277,016
            Fuji Oil Co., Ltd.                                                                    55,200              649,009
            Fuji Photo Film Co., Ltd.                                                            563,000           19,770,970
            Fujikura, Ltd.                                                                       241,000            1,080,405
            Fukui Bank, Ltd.                                                                     343,000            1,392,967
        #   Fukuoka Bank, Ltd.                                                                   418,000            2,647,827
            Fukuyama Transporting Co., Ltd.                                                      266,000            1,050,906
            Futaba Corp.                                                                          16,000              374,944
            Futaba Industrial Co., Ltd.                                                           44,100              715,289
            Glory, Ltd.                                                                           46,800              731,875
            Gunma Bank, Ltd.                                                                     323,000            1,689,328
            Gunze, Ltd.                                                                          148,000              645,146

            Hachijuni Bank, Ltd.                                                                 344,000            2,269,157
        *   Hankyu Corp.                                                                         174,000              672,142
            Hanshin Electric Railway Co., Ltd.                                                   216,000              711,083
            Heiwa Corp.                                                                           81,500            1,219,515
            Higo Bank, Ltd.                                                                      308,000            1,941,622
            Hitachi Cable, Ltd.                                                                  236,000              995,854
            Hitachi Maxell, Ltd.                                                                  96,000            1,303,233
            Hitachi Metals, Ltd.                                                                 360,000            2,041,542
            Hitachi, Ltd.                                                                      3,891,000           24,995,057
            Hokkoku Bank, Ltd.                                                                   223,000              989,578
            Hokuetsu Paper Mills, Ltd.                                                           162,000              876,828
            House Foods Corp.                                                                    117,000            1,665,322
            Hyakugo Bank, Ltd.                                                                   258,000            1,475,276
            Hyakujishi Bank, Ltd.                                                                314,000            1,844,631
        *   Ishikawajima-Harima Heavy Industries Co., Ltd.                                       819,000            1,114,336
        *   Itochu Corp.                                                                         120,000              543,178
            Itoham Foods, Inc.                                                                   132,000              638,519
            Iyo Bank, Ltd.                                                                       204,000            1,488,562
            Japan Airport Terminal Co., Ltd.                                                      33,000              309,897
            Joyo Bank, Ltd.                                                                      545,000            2,549,901
            Juroku Bank, Ltd.                                                                    349,000            1,500,586
            Kagoshima Bank, Ltd.                                                                 132,000              795,400
            Kamigumi Co., Ltd.                                                                   357,000            2,766,866
        #   Kandenko Co., Ltd.                                                                   129,000              683,325
            Katokichi Co., Ltd.                                                                   34,500              650,155
        #   Kawasaki Heavy Industries, Ltd.                                                      910,000            1,369,900
            Kikkoman Corp.                                                                       259,000            2,361,000
            Kinden Corp.                                                                         167,000            1,229,842
            Kirin Brewery Co., Ltd.                                                              752,000            7,200,964
        #   Kissei Pharmaceutical Co., Ltd.                                                       41,000              858,892
            Kobe Steel, Ltd.                                                                   2,632,000            4,005,252
            Koito Manufacturing Co., Ltd.                                                        101,000              832,929
            Kokuyo Co., Ltd.                                                                      81,200              931,741
            Komori Corp.                                                                          47,000              648,548
            Kuraray Co., Ltd.                                                                    332,500            2,736,331
            KYORIN Pharmaceutical Co., Ltd.                                                       52,000              742,348
        #   Makita Corp.                                                                         209,000            3,228,203
            Marubeni Corp.                                                                     1,942,000            5,496,133
            Marui Co., Ltd.                                                                      345,200            4,561,048
            Maruichi Steel Tube, Ltd.                                                            117,000            2,051,704
            Matsushita Electric Industrial Co., Ltd.                                           2,684,135           39,847,476
            Matsushita Electric Works, Ltd.                                                      268,000            2,293,600
            Meiji Seika Kaisha, Ltd. Tokyo                                                       243,000            1,068,514
            Michinoku Bank, Ltd.                                                                  73,000              345,500
            Millea Holdings, Inc.                                                                  1,870           26,342,329
            Mitsubishi Gas Chemical Co., Inc.                                                    305,000            1,442,488
            Mitsubishi Heavy Industries, Ltd.                                                  3,355,000            9,601,127
            Mitsubishi Logistics Corp.                                                           106,000              984,889
            Mitsubishi Materials Corp.                                                           975,000            2,020,966
            Mitsui Chemicals, Inc.                                                               540,800            2,829,991
            Mitsui Engineering and Shipbuilding Co., Ltd.                                        481,000              801,907
            Mitsui Marine & Fire Insurance Co., Ltd.                                           1,564,000           13,746,639
            Mitsumi Electric Co., Ltd.                                                            45,800              505,707
            Mizuho Holdings, Inc.                                                                  1,192            5,173,642

            Morinaga Milk Industry Co., Ltd.                                                     160,000              644,584
            Musashino Bank, Ltd.                                                                  20,000              800,061
            Nagase & Co., Ltd.                                                                    87,000              687,585
            Namco, Ltd.                                                                           11,000              135,028
            Nanto Bank, Ltd.                                                                     317,000            1,532,365
            NGK Insulators, Ltd.                                                                 216,000            1,791,941
            NGK Spark Plug Co., Ltd.                                                             144,000            1,401,487
            Nichicon Corp.                                                                        51,200              633,612
            Nichirei Corp.                                                                       180,000              670,824
        #   Nifco, Inc.                                                                           37,000              567,669
            Nihon Unisys, Ltd.                                                                    69,100              641,335
            Nippon Broadcasting System, Inc.                                                      20,690              978,259
            Nippon Kayaku Co., Ltd.                                                              128,000              699,364
            Nippon Meat Packers, Inc., Osaka                                                     144,000            1,860,776
            Nippon Mitsubishi Oil Corp.                                                        1,871,050           12,279,544
            Nippon Paint Co., Ltd.                                                               167,000              670,721
            Nippon Sheet Glass Co., Ltd.                                                         280,000            1,076,398
        *   Nippon Shinpan Co., Ltd.                                                             191,000              675,452
            Nippon Shokubai Co., Ltd.                                                            163,000            1,338,046
            Nippon Television Network Corp.                                                        9,400            1,358,813
        #   Nishimatsu Construction Co., Ltd.                                                    364,000            1,141,553
            Nishi-Nippon Bank, Ltd.                                                              112,540              485,374
            Nissay Dowa General Insurance Co., Ltd.                                              383,000            1,786,299
            Nisshin Seifun Group, Inc.                                                           148,000            1,622,155
            Nisshin Steel Co., Ltd.                                                              627,000            1,494,189
            Nisshinbo Industries, Inc.                                                           305,000            2,084,653
      # *   Nissho Iwai-Nichmen Holdings Corp.                                                   130,400              547,916
        #   NSK, Ltd.                                                                            319,000            1,481,284
            Obayashi Corp.                                                                       520,000            3,225,959
            Ogaki Kyoritsu Bank, Ltd.                                                             68,000              361,150
            Oji Paper Co., Ltd.                                                                  275,000            1,564,800
            Okumura Corp.                                                                        144,000              793,282
            Onward Kashiyama Co., Ltd.                                                           100,000            1,357,842
            PanaHome Corp.                                                                       106,000              543,820
            Pioneer Electronic Corp.                                                             139,800            2,613,796
            Promise Co., Ltd.                                                                     60,500            4,220,704
            Q.P. Corp.                                                                           109,600              960,526
        #   Rengo Co., Ltd.                                                                      152,000              696,632
        *   Resona Holdings, Inc.                                                              1,873,000            3,307,879
            San In Godo Bank, Ltd.                                                               110,000              882,181
            Sanwa Shutter Corp.                                                                  101,000              563,623
            Sanyo Shinpan Finance Co., Ltd.                                                       19,800            1,273,932
        #   Sapporo Breweries, Ltd.                                                              251,000            1,083,835
            Sapporo Hokuyo Holdings, Inc.                                                            224            1,565,943
            Seino Transportation Co., Ltd.                                                       193,000            1,751,928
            Sekisui Chemical Co., Ltd.                                                           557,000            3,646,982
            Sekisui House, Ltd.                                                                  942,000           10,378,242
            Seventy-seven (77) Bank, Ltd.                                                        241,000            1,567,945
            SFCG Co., Ltd.                                                                         8,010            1,971,516
            Shiga Bank, Ltd.                                                                     272,000            1,484,603
            Shikoku Bank, Ltd.                                                                    72,000              412,853
            Shimachu Co., Ltd.                                                                    36,200              858,825
            Shinko Securities Co., Ltd.                                                          470,000            1,418,171
            Shizuoka Bank, Ltd.                                                                  473,000            4,154,962

            Sumitomo Bakelite Co., Ltd.                                                          105,000              610,069
            Sumitomo Corp.                                                                       471,000            3,964,211
            Sumitomo Electric Industries, Ltd.                                                   472,000            4,934,630
            Sumitomo Forestry Co., Ltd.                                                          139,000            1,217,377
            Sumitomo Metal Industries, Ltd. Osaka                                                592,000              787,024
            Sumitomo Metal Mining Co., Ltd.                                                      313,000            2,340,059
            Sumitomo Osaka Cement Co., Ltd.                                                      269,000              591,633
            Sumitomo Trust & Banking Co., Ltd.                                                    21,000              139,903
            Suzuken Co., Ltd.                                                                     54,000            1,269,287
            Taiheiyo Cement Corp.                                                              1,209,800            3,023,219
            Taisei Corp.                                                                         527,000            2,077,690
            Taiyo Yuden Co., Ltd.                                                                 77,000              782,756
            Takara Standard Co., Ltd.                                                            118,000              696,478
            Takashimaya Co., Ltd.                                                                124,000            1,172,422
            Teijin, Ltd.                                                                         893,000            3,829,691
            Teikoku Oil Co., Ltd.                                                                346,000            1,878,076
            Toda Corp.                                                                           203,000              906,207
            Toho Bank, Ltd.                                                                       97,000              356,918
            Tokai Tokyo Securities Co., Ltd.                                                     155,000              440,169
            Tokuyama Corp.                                                                       248,000            1,417,399
            Tokyo Broadcasting System, Inc.                                                      117,500            1,859,950
            Tokyo Style Co., Ltd.                                                                133,000            1,486,662
            Tokyo Tatemono Co., Ltd.                                                             143,000              920,968
            Toppan Printing Co., Ltd.                                                            441,000            4,576,733
            Toshiba TEC Corp.                                                                    181,000              804,742
            Tostem Inax Holding Corp.                                                            228,000            4,022,909
            Toyo Ink Manufacturing Co., Ltd.                                                     174,000              615,254
            Toyo Seikan Kaisha, Ltd.                                                             287,600            4,687,662
            Toyo Suisan Kaisha, Ltd.                                                              64,000              825,720
            Toyota Auto Body Co., Ltd.                                                            86,000            1,414,103
            Toyota Tsusho Corp.                                                                   79,000            1,188,614
            TV Asahi Corp.                                                                           202              413,308
            UNY Co., Ltd.                                                                        133,000            1,436,923
            Wacoal Corp.                                                                         149,000            1,673,221
            Yamagata Bank, Ltd.                                                                  100,000              468,422
            Yamaguchi Bank, Ltd.                                                                 133,000            1,349,530
            Yamanashi Chuo Bank, Ltd.                                                            119,000              700,781
            Yamatake Corp.                                                                        20,000              210,126
            Yamazaki Baking Co., Ltd.                                                            155,000            1,402,650
            Yokohama Rubber Co., Ltd.                                                            410,000            1,434,541
            York-Benimaru Co., Ltd.                                                               29,300              808,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $443,108,095)                                                                                          464,821,980
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Japanese Yen                                                                                            6,275,105
                                                                                                           ------------------
   (Cost $6,276,971)
   TOTAL -- JAPAN
     (Cost $449,385,066)                                                                                          471,097,085
                                                                                                           ------------------

   FRANCE -- (10.8%)
   COMMON STOCKS -- (10.8%)
            AGF (Assurances Generales de France SA)                                              177,559           12,204,896
            Air France                                                                           192,225            3,639,817
            Air Liquide SA                                                                         9,820            1,671,861
            Arcelor SA                                                                           167,800            3,697,167
            AXA                                                                                1,670,413           39,122,585
            BNP Paribas SA                                                                       902,415           62,745,944
            Bongrain SA                                                                            7,145              484,919
      # *   Business Objects SA                                                                   54,856            1,280,655
        *   Cap Gemini SA                                                                         96,137            3,102,836
      # *   Club Mediterranee SA                                                                   8,962              411,643
            Compagnie de Saint-Gobain                                                            348,170           19,808,301
        #   Compagnie Francaise d'Etudes et de Construction Technip SA                            16,088            2,694,337
            Credit Agricole SA                                                                    27,709              820,511
            Eiffage SA                                                                             6,954              693,811
            Esso SA                                                                                  686              101,897
            Euler-Hermes SA                                                                       10,354              678,291
        *   Eurafrance                                                                            18,000            1,403,840
        #   Faurecia SA                                                                           30,445            2,276,996
        #   Fimalac SA                                                                            46,887            2,125,196
            Generale des Establissements Michelin SA Series B                                    107,620            6,221,184
            Havas SA                                                                             300,744            1,661,907
            Imerys SA                                                                             44,000            3,363,354
            LaFarge SA                                                                           139,696           13,122,402
            LaFarge SA Prime Fidelity                                                             85,542            8,043,508
            Lagardere S.C.A. SA                                                                   10,900              778,878
            Nexans                                                                                 9,618              370,496
            Peugeot SA                                                                           238,144           14,551,758
            Pinault Printemps Redoute SA                                                          67,999            7,065,871
            Rallye SA                                                                             18,020              866,072
        #   Remy Cointreau SA                                                                     56,022            2,073,614
            Renault SA                                                                           207,598           16,996,011
        #   Rexel SA                                                                              10,713              542,322
            SA Des Galeries Lafayette                                                                900              202,478
            Schneider SA                                                                         209,919           14,594,986
            SEB SA Prime Fidelity                                                                  9,900            1,006,552
            Societe BIC SA                                                                        52,288            2,542,068
        #   Societe des Ciments de Francais                                                       35,796            3,142,950
            Societe Generale Paris                                                               293,528           28,347,570
            Sodexho Alliance SA                                                                   14,126              429,816
            Suez (ex Suez Lyonnaise des Eaux)                                                    701,284           16,488,080
            Thomson Multimedia                                                                   179,505            4,311,546
        #   Unibail SA                                                                            34,832            4,955,962
            Valeo SA                                                                              73,528            2,911,246
            Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                     4,504              622,748
        *   Vivendi Universal SA                                                                 403,364           11,886,532
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $220,711,106)                                                                                          326,065,414
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          16,500               18,421
        *   Rallye SA Series B Warrants 11/30/05                                                  18,020                2,383
                                                                                                           ------------------

   TOTAL RIGHTS/WARRANTS
     (Cost $28,587)                                                                                                    20,804
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $220,739,693)                                                                                          326,086,218
                                                                                                           ------------------

   MALAYSIA -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Rekapacific Berhad
   (Cost $1,085,853)                                                                             691,000                    0
                                                                                                           ------------------

   GERMANY -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Aachener und Muenchener Beteiligungs AG                                               33,828            2,556,439
            Allianz AG                                                                            11,053            1,381,828
            BASF AG                                                                              386,050           26,064,201
            Bayer AG                                                                             498,853           15,829,617
            Bayerische Motorenwerke AG                                                            23,035              976,317
        *   Bayerische Vereinsbank AG                                                            573,132           12,777,641
            BHW Holding AG                                                                        10,667              144,370
            Bilfinger & Berger Bau AG                                                             23,702              887,947
        *   Commerzbank AG                                                                       408,050            8,157,135
            DaimlerChrysler AG                                                                 1,037,459           46,429,283
            Deutsche Bank AG                                                                     589,811           49,954,035
            E.ON AG                                                                               12,593            1,060,464
            Fraport AG                                                                            68,708            2,676,797
            Fresenius Medical Care AG                                                             27,600            2,160,307
        *   Heidelberger Druckmaschinen AG                                                        46,167            1,578,133
            Heidelberger Zement AG                                                                70,373            3,993,505
            Hochtief AG                                                                           56,150            1,667,607
        *   Hypo Real Estate Holding AG                                                           84,277            3,263,856
            IVG Immobilien AG                                                                     30,276              460,689
            Karstadt Quelle AG                                                                    12,500              128,405
            Linde AG                                                                              77,043            4,733,669
            Merck KGAA                                                                            36,000            2,072,910
        *   MG Technologies AG                                                                   150,773            1,780,689
        #   Preussag AG                                                                          131,223            2,925,027
            Salzgitter AG                                                                         13,041              263,659
            SCA Hygiene Products AG                                                                3,550            1,366,619
            ThyssenKrupp AG                                                                      325,691            7,076,828
            Vattenfall Europe AG                                                                  94,898            3,658,597
            Volkswagen AG                                                                        202,446            9,107,320
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $180,557,681)                                                                                          215,133,894
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Karstadt Quelle AG Rights 12/09/04                                                    12,500               29,737
                                                                                                           ------------------
   (Cost $70,225)
   TOTAL -- GERMANY
     (Cost $180,627,906)                                                                                          215,163,631
                                                                                                           ------------------

   SWITZERLAND -- (7.1%)
   COMMON STOCKS -- (7.1%)
            Baloise-Holding                                                                      214,760            9,027,920
            Bank Sarasin & Cie Series B, Basel                                                       180              299,479
            Banque Cantonale Vaudoise                                                             12,608            1,946,224
            Berner Kantonalbank                                                                   23,400            3,325,566
        *   Ciba Spezialitaetenchemie Holding AG                                                  81,000            5,862,257
            Cie Financiere Richemont AG Series A                                               1,251,000           38,073,212
            Clariant AG                                                                           19,200              298,870
        *   Credit Swisse Group                                                                  806,195           31,473,228
        *   Fischer (Georg) AG, Schaffhausen                                                       1,280              330,452
        #   Givaudan SA                                                                            5,792            3,828,374
            Helvetia Patria Holding                                                                7,696            1,072,659
            Holcim, Ltd.                                                                         199,770           11,440,948
            Jelmoli Holding AG                                                                       500              690,230
            Luzerner Kantonalbank AG                                                              14,627            2,681,791
            Pargesa Holding SA, Geneve                                                             1,935            6,538,318
            PSP Swiss Property AG                                                                109,600            4,681,675
            Rieters Holdings AG                                                                    7,860            2,284,323
            Sig Holding AG                                                                        44,130            9,945,721
        *   Sika Finanz AG, Baar                                                                   3,828            2,261,329
        #   St. Galler Kantonalbank                                                               14,319            3,512,490
        *   Swiss Life AG                                                                        132,137           17,356,050
            Swiss Reinsurance Co., Zurich                                                         82,700            5,524,052
        *   Syngenta AG                                                                          165,100           17,492,792
        #   Unaxis Holding AG                                                                     45,400            4,796,859
        *   Valiant Holding AG                                                                    39,295            3,566,334
            Valora Holding AG                                                                     12,170            2,949,565
        *   Zurich Financial SVCS AG                                                             152,206           23,419,596
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $148,683,401)                                                                                          214,680,314
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                8,116               90,582
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $148,683,401)                                                                                          214,770,896
                                                                                                           ------------------

   AUSTRALIA -- (6.4%)
   COMMON STOCKS -- (6.2%)
            Amcor, Ltd.                                                                          862,273            4,942,349
            AMP, Ltd.                                                                          1,026,661            5,453,050
        #   Ansell, Ltd.                                                                         303,463            2,151,028
            APN News & Media, Ltd.                                                               495,309            1,910,807
            Australand Property Group                                                            292,716              411,887
            AWB, Ltd.                                                                            356,256            1,309,632

            AXA Asia Pacific Holdings, Ltd.                                                    2,837,724            8,777,105
        #   Bluescope Steel, Ltd.                                                              1,252,100            8,134,416
            Boral, Ltd.                                                                          919,617            4,895,282
            Caltex Australia, Ltd.                                                               440,369            3,121,553
            Commonwealth Bank of Australia                                                     1,251,077           30,387,664
            CSR, Ltd.                                                                          1,514,337            3,010,727
            Downer Group, Ltd.                                                                   223,115              772,283
            Futuris Corp., Ltd.                                                                  458,719              748,533
            Insurance Australiz Group, Ltd.                                                    1,466,691            6,613,074
            Lend Lease Corp., Ltd.                                                               568,460            5,344,330
            Lion Nathan, Ltd.                                                                    871,345            5,354,657
            Mayne Group, Ltd.                                                                  1,301,416            4,286,592
        #   Mirvac, Ltd.                                                                       1,185,081            4,330,046
            National Australia Bank, Ltd.                                                      1,252,892           27,239,746
            Onesteel, Ltd.                                                                       446,887              852,312
            Orica, Ltd.                                                                          358,303            5,418,336
            Origin Energy, Ltd.                                                                  694,412            3,776,075
            Paperlinx, Ltd.                                                                      727,704            2,614,992
            Publishing and Broadcasting, Ltd.                                                    405,482            4,895,936
            Quantas Airways, Ltd.                                                              3,393,231            9,378,667
            Rinker Group, Ltd.                                                                 1,155,484            8,572,213
            Santos, Ltd.                                                                         953,246            6,529,804
        #   Seven Network, Ltd.                                                                  383,865            1,866,988
        *   Southcorp, Ltd.                                                                    1,146,542            3,232,560
            Stockland Trust Group                                                                 22,084              100,390
        *   Stockland Trust Group                                                                    783                3,548
            WMC Resources, Ltd.                                                                1,821,249           10,096,940
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $123,337,406)                                                                                          186,533,522
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.2%)
        *   Australian Dollar                                                                                       6,012,695
                                                                                                           ------------------
   (Cost $6,108,819)
   TOTAL -- AUSTRALIA
     (Cost $129,446,225)                                                                                          192,546,217
                                                                                                           ------------------

   SPAIN -- (4.9%)
   COMMON STOCKS -- (4.9%)
        #   Acerinox SA                                                                          261,360            3,836,009
            Arcelor SA                                                                            30,000              662,119
            Autopistas Concesionaria Espanola SA                                                 496,408           10,306,237
            Banco de Andalucia                                                                       900               84,421
            Banco de Sabadell SA                                                                 154,021            3,458,030
        #   Banco Pastor SA                                                                       59,400            1,939,044
        #   Banco Santander Central Hispanoamerica SA                                          2,754,687           33,045,586
            Cementos Portland SA                                                                  21,016            1,175,481
            Corporacion Mapfre Compania Internacional de Reaseguros SA                           146,555            2,057,465
            Ebro Puleva SA                                                                       120,322            1,549,160
            Endesa SA, Madrid                                                                  1,136,646           24,487,412
            Gas Natural SA, Buenos Aires                                                         121,385            3,474,711
        #   Iberdrola SA                                                                         535,000           12,597,452

            Iberia Lineas Aereas de Espana SA                                                    617,500            2,013,474
            Inmobiliaria Colonial SA ICSA                                                         32,300            1,243,490
        #   Inmobiliaria Urbis SA                                                                 96,328            1,325,041
        #   Metrovacesa SA                                                                        69,066            3,290,079
            Repsol SA                                                                          1,289,224           31,413,737
            Sociedad General de Aguas de Barcelona SA                                            119,484            2,236,550
        #   Sol Melia SA                                                                         157,217            1,474,608
            Union Fenosa SA                                                                      230,000            5,925,764
            Vallehermoso SA                                                                       46,125              705,967
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $99,497,069)                                                                                           148,301,837
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                            119,484               22,232
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $99,497,069)                                                                                           148,324,069
                                                                                                           ------------------

   NETHERLANDS -- (4.2%)
   COMMON STOCKS -- (4.2%)
            ABN AMRO Holding NV                                                                   48,226            1,184,128
            Aegon NV                                                                           1,335,528           16,512,414
            Buhrmann NV                                                                           94,439              843,671
            DSM NV                                                                                99,492            5,992,654
            Hunter Douglas NV                                                                     94,242            4,750,608
            IHC Caland NV                                                                         21,931            1,341,229
            ING Groep NV                                                                       1,856,950           50,968,074
        *   Koninklijke Ahold NV                                                                 713,522            5,243,102
            Koninklijke KPN NV                                                                   778,922            6,757,700
            Koninklijke Nedlloyd NV                                                               12,142              616,114
            Koninklijke Philips Electronics NV                                                   780,482           20,113,730
            NV Holdingsmij de Telegraaf                                                            6,800              161,860
            Oce NV                                                                                60,734              907,927
        *   Versatel Telecom International NV                                                    323,150              858,891
            VNU NV                                                                               380,388           11,476,796
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $89,713,830)                                                                                           127,728,898
                                                                                                           ------------------

   SWEDEN -- (3.7%)
   COMMON STOCKS -- (3.6%)
      # *   Ainax AB                                                                              40,366            1,601,623
            Carbo AB                                                                               2,900               79,805
            Castellum AB                                                                           4,100              142,427
            Electrolux AB Series B                                                               168,300            3,703,241
            Gambro AB Series A                                                                   555,400            7,197,790
            Gambro AB Series B                                                                   216,300            2,715,309
            Holmen AB Series A                                                                     6,300              233,677
            Holmen AB Series B                                                                   155,700            5,437,892

            NCC AB Series B                                                                       59,700              753,603
            Nordic Baltic Holdings AB                                                          1,843,100           18,092,336
            Skandinaviska Enskilda Banken Series A                                               196,000            3,730,512
            Skandinaviska Enskilda Banken Series C                                                 9,800              181,344
            SSAB Swedish Steel Series A                                                          180,800            4,361,398
            SSAB Swedish Steel Series B                                                           60,500            1,433,272
            Svenska Cellulosa AB Series A                                                         19,000              794,428
            Svenska Cellulosa AB Series B                                                        221,100            9,214,003
            Svenska Kullagerfabriken AB Series A                                                  22,650              965,142
            Svenska Kullagerfabriken AB Series B                                                  29,700            1,262,280
            Telia AB                                                                           1,875,000           11,425,027
            Trelleborg AB Series B                                                               160,600            2,658,989
            Volvo AB Series A                                                                    243,200            9,574,994
            Volvo AB Series B                                                                    443,400           18,072,158
            Whilborg Fastigheter AB Class B                                                      173,980            3,457,233
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $70,971,563)                                                                                           107,088,483
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Swedish Krona                                                                                           3,698,511
                                                                                                           ------------------
   (Cost $3,705,806)
   TOTAL -- SWEDEN
     (Cost $74,677,369)                                                                                           110,786,994
                                                                                                           ------------------

   HONG KONG -- (3.2%)
   COMMON STOCKS -- (3.2%)
            Cheung Kong Holdings, Ltd.                                                         1,648,000           15,846,285
            China Overseas Land & Investment, Ltd.                                             1,864,000              442,873
            China Travel International Investment, Ltd.                                          680,000              205,117
            Great Eagle Holdings, Ltd.                                                           175,987              418,358
            Hang Lung Development Co., Ltd.                                                    2,518,000            4,721,136
            Henderson Land Development Co., Ltd.                                                 123,000              638,612
            Hong Kong and Shanghai Hotels, Ltd.                                                  372,000              348,818
            Hopewell Holdings, Ltd.                                                            1,455,000            3,771,769
            Hutchison Whampoa, Ltd.                                                            2,319,000           20,660,149
            Hysan Development Co., Ltd.                                                        2,157,039            4,377,561
            Kerry Properties, Ltd.                                                             2,312,291            4,951,737
            New Asia Realty & Trust Co., Ltd.                                                    140,000               66,640
            New World Development Co., Ltd.                                                    2,625,649            2,946,084
        #   Shanghai Industrial Holdings, Ltd.                                                 1,094,000            2,203,508
        #   Shangri-La Asia, Ltd.                                                              4,190,734            5,359,848
        #   Shun Tak Holdings, Ltd.                                                              134,000              135,857
        #   Sino Land Co., Ltd.                                                                8,041,407            7,689,791
            Tsim Sha Tsui Properties, Ltd.                                                       472,000              661,501
            Wharf Holdings, Ltd.                                                               3,619,214           12,871,190
            Wheelock and Co., Ltd.                                                             3,940,000            6,508,047
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $77,052,663)                                                                                            94,824,881
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                         203,239
                                                                                                           ------------------
   (Cost $203,299)

   RIGHTS/WARRANTS -- (0.0%)
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        136,000               13,292
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $77,255,962)                                                                                            95,041,412
                                                                                                           ------------------

   ITALY -- (2.5%)
   COMMON STOCKS -- (2.5%)
        *   Alitalia Linee Aeree Italiane SpA Series A                                         6,690,000            2,295,497
        *   Banca Antoniana Popolare Veneta SpA                                                   83,000            1,985,205
            Banca Monte Dei Paschi di Siena SpA                                                1,623,479            5,306,690
      # *   Banca Nazionale del Lavoro SpA                                                     2,230,687            5,457,494
        #   Banca Popolare di Lodi Scarl                                                         437,995            4,889,598
            Banca Popolare di Milano                                                             665,400            5,414,145
            Benetton Group SpA                                                                   181,249            2,179,239
        #   Buzzi Unicem SpA                                                                      67,793              950,378
            Caltagirone Editore SpA                                                              222,304            1,889,830
            Capitalia SpA                                                                      2,910,876           11,419,773
            CIR SpA (Cie Industriale Riunite), Torino                                            500,000            1,253,920
        #   Compagnia Assicuratrice Unipol SpA                                                   452,120            2,000,977
      # *   Edison SpA                                                                         1,390,717            2,856,235
            Erg SpA                                                                              197,993            2,203,693
      # *   Fiat SpA                                                                           1,054,970            7,814,046
            Italcementi SpA                                                                      444,060            6,715,735
            Italmobiliare SpA, Milano                                                             33,664            1,949,937
            Manifattura Lane Gaetano Marzotto & Figli SpA                                          5,573               99,295
            Milano Assicurazioni SpA                                                             182,000              917,096
            Pirelli & Co. SpA                                                                  1,486,658            1,891,787
        #   SAI SpA (Sta Assicuratrice Industriale), Torino                                      167,605            4,076,989
            San Paolo-IMI SpA                                                                    121,701            1,670,468
            Societe Cattolica di Assicurazoni Scarl SpA                                            8,800              387,448
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,926,723)                                                                                            75,625,475
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Fiat SpA Warrants 01/31/07                                                            51,693                8,224
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ITALY
     (Cost $69,926,723)                                                                                            75,633,699
                                                                                                           ------------------

   IRELAND -- (1.6%)
   COMMON STOCKS -- (1.6%)
            Allied Irish Banks P.L.C.                                                            144,188            2,798,692
            Bank of Ireland P.L.C.                                                                99,637            1,518,985
            CRH P.L.C.                                                                           545,646           13,761,010
        *   Elan Corp. P.L.C.                                                                    690,634           17,993,169

            Irish Permanent P.L.C.                                                               650,175           11,241,742
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $26,709,697)                                                                                            47,313,598
                                                                                                           ------------------

   FINLAND -- (1.5%)
   COMMON STOCKS -- (1.5%)
            Huhtamaki Van Leer Oyj                                                                 2,300               33,653
      # *   Kemira GrowHow Oyj                                                                    21,542              157,467
            Kemira Oyj                                                                           101,377            1,403,187
            Kesko Oyj                                                                            157,000            3,651,209
            Metso Oyj                                                                            219,166            3,509,431
            M-real Oyj Series B                                                                  253,400            1,651,678
            Okobank Class A                                                                       65,000              903,664
            Outokumpu Oyj Series A                                                               351,300            6,533,481
            Rautaruukki Oyj Series K                                                              12,900              155,654
            Stora Enso Oyj Series R                                                              766,900           12,227,695
            Upm-Kymmene Oyj                                                                      539,400           12,165,996
        #   Wartsila Corp. Oyj Series B                                                           39,600            1,374,564
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $31,526,494)                                                                                            43,767,679
                                                                                                           ------------------

   BELGIUM -- (1.4%)
   COMMON STOCKS -- (1.4%)
            Ackermans & Van Haaren SA                                                              4,187              142,184
            Algemene Mij Voor Nijverheidskredit Almanij                                           94,286            8,460,761
            Banque Nationale de Belgique                                                           1,049            4,441,149
            Bekaert SA                                                                             2,787              218,038
            Cofinimmo SA                                                                           1,108              177,423
            Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                109,966            8,509,068
            Dexia SA                                                                             191,251            4,080,385
            D'Ieteren SA                                                                             431               81,571
            Groupe Bruxelles Lambert                                                              55,500            4,336,610
        *   ING Bank Belgium NV                                                                      128                    4
            Nationale a Portefeuille                                                               4,029              763,223
            Sofina SA                                                                             10,500              694,874
            Suez (ex Suez Lyonnaise des Eaux)                                                     95,400            2,239,088
            Tessenderlo Chemie                                                                    31,155            1,298,467
            Union Miniere SA                                                                      70,740            6,405,311
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,690,265)                                                                                            41,848,156
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Umicore-Strip VVPR Rights                                                              2,009                  265
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $26,690,265)                                                                                            41,848,421
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   DENMARK -- (1.2%)
   COMMON STOCKS -- (1.2%)
            Carlsberg A.S. Series B                                                               32,525            1,517,604
            Codan A.S.                                                                            57,000            2,919,597
            Danisco A.S.                                                                          56,130            3,423,707
            Danske Bank A.S.                                                                     395,753           11,832,330
      # *   Jyske Bank A.S.                                                                       82,000            2,945,370
            Nordea AB                                                                            475,918            4,667,916
            Rockwool, Ltd.                                                                        31,200            1,502,307
            Sydbank A.S.                                                                           7,120            1,351,873
            Tele Danmark A.S.                                                                    179,750            7,369,301
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,184,424)                                                                                            37,530,005
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                                  527
                                                                                                           ------------------
   (Cost $506)
   TOTAL -- DENMARK
     (Cost $23,184,930)                                                                                            37,530,532
                                                                                                           ------------------

   SINGAPORE -- (1.1%)
   COMMON STOCKS -- (1.1%)
            DBS Group Holdings, Ltd.                                                             672,000            6,477,280
            Fraser & Neave, Ltd.                                                                 756,290            6,733,037
            Keppel Corp., Ltd.                                                                   570,000            2,797,082
        #   Neptune Orient Lines, Ltd.                                                           801,000            1,440,753
            Overseas Chinese Banking Corp., Ltd.                                                  94,000              768,699
            Sembcorp Industries, Ltd.                                                          1,700,000            1,505,050
            Singapore Airlines, Ltd.                                                           1,258,000            8,361,262
            Singapore Land, Ltd.                                                                 813,000            2,221,984
            United Overseas Bank, Ltd.                                                            66,000              547,881
            United Overseas Land, Ltd.                                                         1,734,000            2,458,662
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,461,854)                                                                                            33,311,690
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                       1,127,329
                                                                                                           ------------------
   (Cost $1,126,620)
   TOTAL -- SINGAPORE
     (Cost $27,588,474)                                                                                            34,439,019
                                                                                                           ------------------

   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
            Den Norske Bank ASA Series A                                                         759,794            7,170,633
            Norsk Hydro ASA                                                                      200,940           16,466,917
            Norske Skogindustrier ASA Series A                                                   247,500            5,265,472

            Storebrand ASA                                                                       355,300            3,163,737
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $23,217,193)                                                                                            32,066,759
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                           524,680
                                                                                                           ------------------
   (Cost $525,947)
   TOTAL -- NORWAY
     (Cost $23,743,140)                                                                                            32,591,439
                                                                                                           ------------------

   AUSTRIA -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Bank Austria Creditanstalt AG                                                         45,184            3,847,276
            Bohler Uddeholm AG                                                                     6,402              758,788
            OMV AG                                                                                11,385            3,007,395
        #   Voestalpine AG                                                                        62,211            4,450,174
            Wienerberger AG                                                                       16,123              717,244
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $7,462,154)                                                                                             12,780,877
                                                                                                           ------------------

   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
            Banco Comercial Portugues SA                                                       1,428,405            3,572,420
            Banco Espirito Santo e Comercial de Lisboa                                            86,280            1,526,668
            BPI SGPS SA                                                                          477,999            1,946,299
        #   Cimpor Cimentos de Portugal SA                                                       503,265            2,792,308
            Portucel-Empresa Produtora de Pasta de Papel SA                                    1,442,478            2,938,854
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $10,531,651)                                                                                            12,776,549
                                                                                                           ------------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *   Agricultural Bank of Greece S.A.                                                     123,600            1,011,961
            Alpha Credit Bank                                                                     35,040            1,100,861
            Bank of Greece                                                                         8,520            1,077,870
            Bank of Piraeus S.A.                                                                   4,600               72,272
            Commercial Bank of Greece                                                             44,760            1,364,782
            EFG Eurobank Ergasias S.A.                                                            60,097            1,751,263
            Hellenic Petroleum S.A.                                                              159,140            1,666,698
            Hellenic Tellecommunication Organization Co. S.A.                                    140,460            2,309,191
            National Bank of Greece                                                               20,176              622,832
                                                                                                           ------------------

   TOTAL -- GREECE
     (Cost $7,215,408)                                                                                             10,977,730
                                                                                                           ------------------

   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
            Auckland International Airport, Ltd.                                                  99,828              555,368
            Carter Holt Harvey, Ltd.                                                           1,955,577            3,108,333
            Fletcher Building, Ltd.                                                              440,315            1,942,870
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $4,198,478)                                                                                              5,606,571
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                        624,922
                                                                                                           ------------------
   (Cost $624,200)
   TOTAL -- NEW ZEALAND
     (Cost $4,822,678)                                                                                              6,231,493
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.2%)
   INVESTMENT IN CURRENCY -- (0.2%)
        *   Euro Currency                                                                                           5,870,958
                                                                                                           ------------------
   (Cost $5,800,001)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (7.1%)
            Repurchase Agreement, Mizuho Securities USA 1.96%, 12/01/04
              (Collateralized by $245,420,215 U.S. STRIPS, maturities ranging from
              05/15/05 to 02/15/16, valued at $183,600,001) to be repurchased at
              $180,009,800 (Cost $180,000,000) ^                                                 180,000          180,000,000
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $33,338,000 FNMA Notes 2.95%, 11/14/07, valued at
              $33,384,773) to be repurchased at $32,928,720 (Cost $32,927,000)                    32,927           32,927,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $212,927,000)                                                                                          212,927,000
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
  (Cost $2,345,081,600)                                                                                    $    3,014,120,993
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   AUSTRALIA -- (41.5%)
   COMMON STOCKS -- (41.3%)
            A.I., Ltd.                                                                           129,195   $           19,475
            A.P. Eagers, Ltd.                                                                     26,648              147,537
            AAV, Ltd.                                                                            136,790              177,548
        #   ABB Grain, Ltd.                                                                      155,230              854,348
        #   ABC Learning Centres, Ltd.                                                           199,929              781,792
        *   Acclaim Exploration NL                                                               435,905               14,738
        *   Adacel Technologies, Ltd.                                                            113,249               26,162
            ADCorp Australia, Ltd.                                                               123,389              102,248
            Adelaide Bank, Ltd.                                                                  169,045            1,319,609
            Adelaide Brighton, Ltd.                                                              661,990              861,986
        #   Adsteam Marine, Ltd.                                                                 449,500              569,059
            Adtrans Group, Ltd.                                                                   32,047               88,256
        *   Agenix, Ltd.                                                                         267,186              119,595
        *   AGT Biosciences, Ltd.                                                                141,979               65,761
        *   Ainsworth Game Techology, Ltd.                                                       254,960              196,165
            AJ Lucas Group, Ltd.                                                                  85,235              108,150
            Alesco Corp., Ltd.                                                                   116,883              735,788
        *   Alkane Exploration, Ltd.                                                             185,165               26,959
        *   Allegiance Mining NL                                                                 274,272               30,708
        *   Altium, Ltd.                                                                         162,100               37,592
            Amalgamated Holdings, Ltd.                                                           213,820              686,094
            Amcom Telecommunications, Ltd.                                                       596,711               96,391
        *   Amity Oil NL                                                                         269,554              154,454
        *   Amrad Corp., Ltd.                                                                    211,023               84,580
        *   Anadis, Ltd.                                                                         136,900               58,377
        *   Anateus Energy, Ltd.                                                                 193,687               13,976
        *   Anvil Mining, Ltd.                                                                   343,284              157,148
            ARB Corporation, Ltd.                                                                116,670              344,900
        *   Arc Energy NL                                                                        321,280              332,723
            Ariadne Australia, Ltd.                                                              277,334               83,439
        *   Arrow Pharmaceuticals, Ltd.                                                          109,428            1,089,932
            Aspen Group, Ltd.                                                                     16,937                2,616
        *   Atlas Pacific, Ltd.                                                                   82,585               10,840
            AuIron Energy, Ltd.                                                                  105,891              184,424
            Ausdrill, Ltd.                                                                       172,389               67,902
            Ausmelt, Ltd.                                                                         36,118               11,760
            Auspine, Ltd.                                                                         89,325              266,955
        *   Austal, Ltd.                                                                         356,800              536,856
      # *   Austar United Communications, Ltd.                                                 2,120,181            1,474,613
        #   Austereo Group, Ltd.                                                                 719,528              900,309
            Austin Group, Ltd.                                                                    70,265               44,073
        *   Austral Coal, Ltd.                                                                   373,084              230,671
            Australian Agricultural Co., Ltd.                                                    344,519              397,085
      # *   Australian Magnesium Corp., Ltd.                                                     332,383                6,136

            Australian Pharmaceutical Industries, Ltd.                                           456,731            1,202,012
            Australian Pipeline Trust                                                            491,831            1,182,424
      # *   Australian Worldwide Exploration, Ltd.                                               465,421              702,127
            Auto Group, Ltd.                                                                      41,309               21,106
            Autron Corporation, Ltd.                                                             989,247              153,013
        #   AV Jennings Homes, Ltd.                                                              369,461              463,309
            Avatar Industries, Ltd.                                                               56,896               33,856
        *   Avexa, Ltd.                                                                           67,761               13,670
        *   Ballarat Goldfields NL                                                             1,250,496              168,964
        #   Bank of Queensland, Ltd.                                                             221,092            1,816,634
            Baxter Group, Ltd.                                                                    56,513              227,297
        *   BayCorp Advantage, Ltd.                                                              410,581              989,473
            Beach Petroleum NL                                                                 1,920,078              681,603
        *   Beaconsfield Gold NL                                                                  89,078               29,807
            Bendigo Bank, Ltd.                                                                   102,468              780,716
        *   Bendigo Mining NL                                                                    412,092              340,304
        *   Beyond International, Ltd.                                                            61,256               18,061
        *   Biota Holdings, Ltd.                                                                 158,536               70,905
            Blackmores, Ltd.                                                                      27,894              290,871
        *   Blina Diamonds, Ltd.                                                                  13,703                3,668
            Bolnisi Gold NL                                                                      288,627              133,110
        *   Boulder Group NL                                                                     717,587              106,251
        *   BQT Solutions, Ltd.                                                                  179,898               32,660
            Brazin, Ltd.                                                                         211,021              321,954
            BreakFree, Ltd.                                                                       92,162              242,958
            Bridgestone Australia, Ltd.                                                           49,000              134,624
        *   Broadcast Services Australia, Ltd.                                                   205,703               62,996
        *   Buka Mineral, Ltd.                                                                   210,323               63,200
            Cabcharge Austalia, Ltd.                                                             196,800              614,249
            Campbell Brothers, Ltd.                                                               90,980              641,536
            Candle Australia, Ltd.                                                                67,821              108,110
        *   Cape Range Wireless, Ltd.                                                          1,698,199               48,739
        #   Capral Aluminium, Ltd.                                                               167,379              308,116
            CDS Technologies, Ltd.                                                                61,294              120,634
            Cedar Woods Properties, Ltd.                                                          77,414              137,319
        *   Cellestis, Ltd.                                                                      147,658              365,112
            Cellnet Telecommunications Group, Ltd.                                                91,100              120,302
      # *   Centamin Egypt, Ltd.                                                                 996,437              226,208
            Centennial Coal, Ltd.                                                                464,685            1,446,281
            Central Equity, Ltd.                                                                 136,685              214,795
        *   Charter Pacific Corp., Ltd.                                                           72,823               19,964
        *   Charters Towers Gold Mines, Ltd.                                                     727,142               83,767
      # *   Chemeq, Ltd.                                                                         142,223              219,154
        *   Child Care Centres Australia, Ltd.                                                    62,315               93,473
        *   Chiquita Brands South Pacific, Ltd.                                                  250,903              151,451
            Circadian Technologies, Ltd.                                                          64,591              109,476
            Citect Corp., Ltd.                                                                   109,822               71,255
        *   Climax Mining, Ltd.                                                                  870,299               69,990
        *   Clough, Ltd.                                                                         817,737              315,975
            Clover Corp., Ltd.                                                                   269,348               78,803
        *   Cluff Resources Pacific NL                                                           911,746               17,452
            CMI, Ltd.                                                                             47,437               72,600
        *   CO2 Group, Ltd.                                                                      280,693              106,298
        #   Coates Hire, Ltd.                                                                    371,530            1,303,482

            Cochlear, Ltd.                                                                        97,156            1,768,754
            Coffey International, Ltd.                                                           105,045              162,339
            Collection House, Ltd.                                                               176,200              235,645
            Colorado Group, Ltd.                                                                 192,662              947,250
            Commander Communications, Ltd.                                                       256,819              474,375
            Consolidated Minerals, Ltd.                                                          320,225              544,942
        *   Coplex Resources NL                                                                  231,400               16,159
            Corporate Express Australia, Ltd.                                                    320,507            1,398,598
            Count Financial, Ltd.                                                                367,126              383,221
            Coventry Group, Ltd.                                                                  61,839              350,127
        *   CPI, Ltd.                                                                             68,585               42,987
            Crane Group, Ltd.                                                                     99,416              776,664
            Croesus Mining NL                                                                    798,235              367,827
        *   Crown Diamonds NL                                                                    300,000               53,130
            Danks Holdings, Ltd.                                                                  10,425              100,593
        #   DCA Group, Ltd.                                                                      509,294            1,322,469
            Devine, Ltd.                                                                         168,183               88,638
        *   Dioro Exploraration NL                                                               297,142               25,067
        *   Dominion Mining, Ltd.                                                                168,015               50,464
            Downer Group, Ltd.                                                                   513,745            1,778,260
        *   Dragon Mining NL                                                                     498,591              111,561
        *   Emporer Mines, Ltd.                                                                  168,840               82,972
            Energy Developments, Ltd.                                                            231,690              616,223
        *   Energy World Corp., Ltd.                                                             325,630                4,254
        #   Envestra, Ltd.                                                                     1,370,800            1,112,417
        *   Environmental Solutions International, Ltd.                                           67,364                3,345
            Equigold NL                                                                          252,890              302,108
        *   Equinox Minerals, Ltd.                                                                67,716               36,253
            Evans & Tate, Ltd.                                                                   160,542              131,603
            Fantastic Holdings, Ltd.                                                             146,410              610,746
            FKP, Ltd.                                                                            221,750              619,103
        #   Fleetwood Corp., Ltd.                                                                 77,785              522,367
        *   Forest Enterprises Australia, Ltd.                                                   387,869              194,986
        *   Fortescue Metals Group, Ltd.                                                         222,872              558,803
            Funtastic, Ltd.                                                                      210,036              433,265
        #   Futuris Corp., Ltd.                                                                1,170,799            1,910,497
            Gale Pacific, Ltd.                                                                    72,812              170,436
            Gazal Corp., Ltd.                                                                     98,175              281,529
        *   Geodynamics, Ltd.                                                                     89,459              103,638
        *   Giants Reef Mining, Ltd.                                                           1,400,196               82,895
            Globe International, Ltd.                                                            712,348              266,974
        *   Gold Aura                                                                             41,097                4,417
        *   Goldstream Mining NL                                                                 105,681               33,989
            Gowing Bros., Ltd.                                                                    60,296              123,279
        *   Gradipore, Ltd.                                                                      104,226               64,465
            Graincorp, Ltd. Series A                                                              78,059              796,619
            Grand Hotel Group                                                                    383,087              239,665
            GRD NL                                                                               379,594              822,614
        #   Great Southern Plantations, Ltd.                                                     437,017            1,278,184
            Green's Foods, Ltd.                                                                  129,747               93,209
            GUD Holdings, Ltd.                                                                   114,428              977,506
        #   Gunns, Ltd.                                                                          602,832            1,958,402
        *   Gutnick Resources NL                                                                  17,866                2,058
            GWA International, Ltd.                                                              490,586            1,243,414

        *   Gympie Gold, Ltd.                                                                    302,445              131,413
        *   Hardman Resources NL                                                                 977,372            1,354,713
            Harvey World Travel, Ltd.                                                             52,100               58,432
            Health Communication Network, Ltd.                                                   106,000              134,362
            Healthscope, Ltd.                                                                    157,155              488,845
            Henry Walker Eltin Group, Ltd.                                                       360,324              157,360
        *   Herald Resources, Ltd.                                                                69,910               46,358
            HGL, Ltd.                                                                             84,970              128,181
        #   Hills Industries, Ltd.                                                               279,879              912,400
            Home Building Society, Ltd.                                                           18,776               89,047
        *   Horizon Oil NL                                                                       752,832               95,906
            Housewares International, Ltd.                                                       293,921              609,014
            HPAL, Ltd.                                                                           193,847              234,207
        *   Hutchison Telecommunications (Australia), Ltd.                                     1,153,996              323,826
        *   IBA Health, Ltd.                                                                     322,750              162,059
            IInet, Ltd.                                                                          136,659              316,593
            Iluka Resources, Ltd.                                                                398,111            1,799,395
        *   Imdex, Ltd.                                                                          135,662               19,780
            Incitec Pivot, Ltd.                                                                   67,442            1,097,905
        *   Independent Practioner Network, Ltd.                                                 457,414               13,486
        *   Indophil Resources NL                                                                250,607               74,888
        #   Infomedia, Ltd.                                                                      598,900              371,341
            Institute of Drug Technology Australia, Ltd.                                          82,205              145,695
            Integrated Group, Ltd.                                                               145,820              282,177
            Integrated Research, Ltd.                                                            261,513              105,015
        *   Intellect Holdings, Ltd.                                                             403,028               12,092
        *   Intermoco, Ltd.                                                                    1,067,459               62,396
        *   International All Sports, Ltd.                                                        58,815               15,480
            Investor Group, Ltd.                                                                 112,388              341,462
        #   ION, Ltd.                                                                            419,349              319,580
            Iress Market Technology, Ltd.                                                        176,883              498,069
            IWL, Ltd.                                                                             81,474              142,300
        *   Ixla, Ltd.                                                                            89,921                1,605
            JDV, Ltd.                                                                            123,805               74,312
        #   Jones (David), Ltd.                                                                  707,771            1,265,632
            Jubilee Mines NL                                                                     224,549              767,701
            K&S Corp., Ltd.                                                                       93,878              213,490
        *   Kagara Zinc, Ltd.                                                                    276,962              194,430
            Keycorp, Ltd.                                                                        156,412              220,038
        *   Kimberley Diamond Co. NL                                                             274,068              213,428
        #   Kingsgate Consolidated NL                                                            141,645              285,453
            Kresta Holdings, Ltd.                                                                231,002               99,956
        *   Lakes Oil NL                                                                       2,055,217               79,469
            Lemarne Corp., Ltd.                                                                   20,790               40,808
        *   Leyshon Resources, Ltd.                                                              103,357               38,047
            Lighting Corp., Ltd.                                                                 112,500               69,364
        *   LionOre Mining International, Ltd.                                                    25,843              149,482
        *   Lynas Gold NL                                                                        433,768              125,462
        #   MacArthur Coal, Ltd.                                                                 265,423              870,588
            MacMahon Holdings, Ltd.                                                              593,580              222,369
        *   Macmin Silver, Ltd.                                                                  343,722               39,418
        *   Macquarie Corporate Telecommunications, Ltd.                                         350,192               51,502
            Macquarie Goodman Management, Ltd.                                                   465,692            1,272,113
            Magellan Petroleum Australia, Ltd.                                                    32,760               33,526

        *   Magnesium International, Ltd.                                                        656,061               34,023
        *   Maryborough Sugar Factory, Ltd.                                                          600                3,434
        *   Matrix Oil NL                                                                        557,000               19,016
            MaxiTRANS Industries, Ltd.                                                           273,119              225,572
        #   McGuigan Simeon Wines, Ltd.                                                          291,513            1,186,362
            McPherson's, Ltd.                                                                    103,232              438,880
        *   Medica Holdings, Ltd.                                                                 31,587               17,556
            Melbourne IT, Ltd.                                                                    83,305               87,074
      # *   Metabolic Pharmaceuticals, Ltd.                                                      700,000              967,725
      # *   Metal Storm, Ltd.                                                                    791,640              166,847
        #   Miller's Retail, Ltd.                                                                493,726              461,973
        *   Minara Resources, Ltd.                                                               846,370            1,421,569
            Mincor Resources NL                                                                  333,960              164,299
            Monadelphous Group, Ltd.                                                              40,803              253,732
      # *   Mosaic Oil NL                                                                        756,146              148,653
        *   MPI Mines, Ltd.                                                                      170,592              293,988
        *   MPI Mines, Ltd. Leviathan Entitlements                                                56,864               34,414
        *   MXL, Ltd.                                                                            512,804               34,697
            MYOB, Ltd.                                                                           698,496              745,632
            Namoi Cotton Cooperative, Ltd.                                                       152,330               69,156
            National Can Industries, Ltd.                                                         97,017              112,994
        *   Norwood Abbey, Ltd.                                                                  245,896              121,412
        *   Nova Health, Ltd.                                                                    162,859               29,066
        *   Novera Energy, Ltd.                                                                  314,130               83,272
      # *   Novogen, Ltd.                                                                        166,644              718,861
            Nufarm, Ltd.                                                                         287,774            1,835,428
        *   Nylex, Ltd.                                                                        1,110,199              339,680
            Oakton, Ltd.                                                                         130,899              144,695
        #   Oamps, Ltd.                                                                          182,284              488,184
        *   Occupational & Medical Innovations, Ltd.                                              31,208               33,587
        *   Orbital Engine Corp., Ltd.                                                           537,358               48,297
            OrotonGroup, Ltd.                                                                     76,854              169,606
        *   Oxiana, Ltd.                                                                       2,124,170            1,710,523
            Pacific Group, Ltd.                                                                  248,624              702,617
            Pacific Hydro, Ltd.                                                                  378,635            1,080,005
        *   Paladin Resources, Ltd.                                                              573,901              230,885
        *   Palm Springs, Ltd.                                                                   222,804               25,801
        *   Pan Pacific Petroleum NL                                                             327,800               34,317
        *   Panbio, Ltd.                                                                          58,078               16,544
        *   Payce Consolidated, Ltd.                                                              18,000               37,685
            Penfold Buscombe, Ltd.                                                                54,588               79,134
        *   People Telecom, Ltd.                                                                 274,060               35,717
            Peppercorn Management Group, Ltd.                                                     22,267              183,484
        *   Peptech, Ltd.                                                                        281,015              440,441
        *   Perilya Mines NL                                                                     263,500              174,648
        *   Perseverance Corp., Ltd.                                                             917,246              274,396
      # *   Petsec Energy, Ltd.                                                                  203,974              223,842
        *   Plantcorp NL                                                                           4,329                    0
            Plaspak Group, Ltd.                                                                   99,965               72,596
      # *   PMP, Ltd.                                                                            497,872              777,364
        *   Polartechnics, Ltd.                                                                   43,405               15,292
            Port Bouvard, Ltd.                                                                   108,200              113,668
        *   Port Douglas Reef Resorts, Ltd.                                                      251,655               16,612
            Portman, Ltd.                                                                        343,890              803,275

        *   PowerTel, Ltd. Series B                                                              110,422              119,017
        *   Prana Biotechnology, Ltd.                                                            195,424               80,563
        *   Precious Metals Australia, Ltd.                                                       10,606                1,263
        *   Preston Resources NL                                                                  64,000                1,171
            Primary Health Care, Ltd.                                                            196,419            1,214,515
            Prime Television, Ltd.                                                               210,595              514,192
        *   Primelife Corp., Ltd.                                                                 99,482              128,862
        *   Progen Industries, Ltd.                                                               64,862              264,698
            Programmed Maintenance Service, Ltd.                                                 124,246              319,349
            Queensland Cotton Holdings, Ltd.                                                      47,054              164,307
        *   Quiktrak Networks P.L.C. Entitlement Shares                                           23,875                    0
        *   Quiktrak Networks, Ltd.                                                                7,401                  574
            Ramsay Health Care, Ltd.                                                             230,574            1,316,240
            Raptis Group, Ltd.                                                                    12,000                6,675
            Rebel Sport, Ltd.                                                                    132,283              322,855
        *   Redfire Resources NL                                                                 859,797              125,519
            Reece Australia, Ltd.                                                                185,260            1,677,477
        *   Reinsurance Australia Corp., Ltd.                                                    399,993              176,524
        *   Reliance Mining, Ltd.                                                                105,540               36,690
            Repcol, Ltd.                                                                         308,668              100,322
        *   Resolute Mining, Ltd.                                                                287,264              335,706
        *   Resonance Health, Ltd.                                                                29,264                3,389
            Ridley Corp., Ltd.                                                                   607,544              639,017
            Roberts, Ltd.                                                                         18,045              108,786
        *   Roc Oil Co., Ltd.                                                                    311,181              441,017
            Rock Building Society, Ltd.                                                           11,373               32,970
            Ross Human Directions, Ltd.                                                          121,481               91,853
            Rural Press, Ltd.                                                                     38,633              300,631
            S8, Ltd.                                                                             118,171              136,244
            Salmat, Ltd.                                                                         200,045              750,552
            Schaffer Corp., Ltd.                                                                  33,766              347,264
            SDI, Ltd.                                                                            200,815              288,252
        *   Sedimentary Holdings, Ltd.                                                           577,321              122,403
            Select Harvests, Ltd.                                                                 71,550              456,764
        *   Senetas Corp., Ltd.                                                                  240,406               45,755
            Servcorp, Ltd.                                                                       156,000              323,088
            Seven Network, Ltd.                                                                  319,923            1,555,996
        #   SFE Corp., Ltd.                                                                      225,787            1,432,702
            Sigma Co., Ltd.                                                                      256,868            1,851,638
        *   Silex System, Ltd.                                                                   235,100              228,479
            Sims Group, Ltd.                                                                     150,718            2,079,144
        *   Sino Gold, Ltd.                                                                      235,144              417,456
      # *   Sirtex Medical, Ltd.                                                                  96,109              206,398
            Skilled Engineering, Ltd.                                                            153,706              304,130
            Smorgon Steel Group, Ltd.                                                          1,498,240            1,388,420
            SMS Management & Technology, Ltd.                                                    507,212              133,921
        *   Sons of Gwalia, Ltd.                                                                 253,252              255,447
        #   Southern Cross Broadcasting (Australia), Ltd.                                        103,651            1,240,178
        *   Southern Pacific Petroleum NL                                                        698,740              130,116
            SP Telecommunications, Ltd.                                                          583,805              973,161
        #   SPC Ardmona, Ltd.                                                                    352,780              579,497
        #   Spotless Group, Ltd.                                                                 377,303            1,440,908
        *   St. Barbara Mines, Ltd.                                                              375,500               21,652
            Star Games, Ltd.                                                                     132,410              144,339

        *   Starpharma Holdings, Ltd.                                                            178,465              103,453
        *   Straits Resources, Ltd.                                                              212,913              303,856
        *   Strategic Minerals Corp. NL                                                          358,100               35,994
        *   Strathfield Group, Ltd.                                                              492,553               83,869
        *   Striker Resources NL                                                                 435,484               17,532
        #   STW Communications Group, Ltd.                                                       295,275              720,251
        #   Sunland Group, Ltd.                                                                  370,446              524,239
            Sydney Aquarium, Ltd.                                                                 49,135              204,655
        *   Sydney Gas, Ltd.                                                                     402,065              304,434
            Symex Holdings, Ltd.                                                                 163,000              172,537
        *   Taipan Resources NL                                                                2,475,883              123,267
        *   Tandou, Ltd.                                                                           3,410                4,461
        *   Tap Oil, Ltd.                                                                        269,296              382,728
            Technology One, Ltd.                                                                 587,800              281,834
            Tectonic Resources NL                                                                259,183               73,758
        *   Television & Media Services, Ltd.                                                  2,000,584               65,072
            Tempo Service, Ltd.                                                                  184,359              173,727
            Thakral Holdings Group                                                               948,383              534,300
            The Gribbles Group, Ltd.                                                             780,300              374,098
            Ticor, Ltd.                                                                          455,148              527,588
        #   Timbercorp, Ltd.                                                                     373,920              594,064
        *   Titan Resources NL                                                                   297,586               49,371
        *   Tooth & Co., Ltd.                                                                    153,000               14,129
            Transfield Services, Ltd.                                                            258,722            1,237,451
            Triako Resources, Ltd.                                                                25,400               32,506
            Troy Resources NL                                                                     72,048              199,862
            Trust Company of Australia, Ltd.                                                      53,206              357,646
            United Group, Ltd.                                                                   185,592              925,193
        *   Unitract, Ltd.                                                                       147,406              115,516
            UXC, Ltd.                                                                            230,697              146,276
            VeCommerce, Ltd.                                                                      13,680               15,901
        *   Ventracor, Ltd.                                                                      331,714              386,827
        *   Victoria Petroleum NL                                                              2,180,492               79,049
            Villa World, Ltd.                                                                    185,574              221,134
      # *   Village Roadshow, Ltd.                                                               591,536              912,883
        *   Virotec International NL                                                             298,151              124,809
            Vision Systems, Ltd.                                                                 281,036              263,897
        *   Voicenet (Australia), Ltd.                                                           495,284                7,241
            Volante Group, Ltd.                                                                  211,215              248,067
            Waterco, Ltd.                                                                         22,304               69,053
            Watpac, Ltd.                                                                         139,743              138,434
        #   Wattyl, Ltd.                                                                         136,317              403,654
        *   Webster, Ltd.                                                                         33,551               22,251
        *   Wedgetail Exploration NL                                                           1,413,422               59,981
            Wide Bay Capricorn Building Society, Ltd.                                             35,356              182,831
            Worley Group, Ltd.                                                                   283,762            1,197,893
        *   Yates, Ltd.                                                                           60,281                2,421
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,124,864)                                                                                           130,771,728
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.1%)
        *   Australian Dollar                                                                                         409,212
                                                                                                           ------------------
   (Cost $387,262)

   PREFERRED STOCKS -- (0.1%)
            Southern Cross Broadcasting (Australia), Ltd.                                         12,034              140,057
        *   Village Roadshow, Ltd. 2% Class A                                                     55,477               73,339
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $205,920)                                                                                                  213,396
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ainsworth Game Technology, Ltd. Rights 12/10/04                                       33,994                  396
        *   Allegiance Mining NL Rights 12/15/04                                                  27,427                  943
        *   Axon Instruments, Inc. Options 01/02/07                                               16,148                    0
        *   CBH Resources, Ltd. Rights 12/10/04                                                  171,959                    0
        *   Macmin Silver, Ltd. Options 10/30/08                                                  38,191                2,104
      # *   Mosaic Oil NL Options 09/30/05                                                        48,415                3,005
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $98)                                                                                                         6,448
                                                                                                           ------------------

   TOTAL -- AUSTRALIA
     (Cost $98,718,144)                                                                                           131,400,784
                                                                                                           ------------------

   HONG KONG -- (22.8%)
   COMMON STOCKS -- (22.8%)
        *   139 Holdings, Ltd.                                                                 6,200,000               17,500
            ABC Communications (Holdings), Ltd.                                                  930,000               69,190
            Aeon Credit Service (Asia) Co., Ltd.                                                 740,000              485,286
            ALCO Holdings, Ltd.                                                                  740,000              189,854
            Allan International Holdings, Ltd.                                                   592,000               94,372
        *   Allied Group, Ltd.                                                                   559,200              574,606
        *   Allied Properties, Ltd.                                                              802,600              412,284
        *   Anex International Holdings, Ltd.                                                    152,000                2,072
        *   Applied International Holdings, Ltd.                                               1,243,000               19,465
        *   APT Satellite Holdings, Ltd.                                                         599,000              110,003
            Artel Solutions Group Holdings, Ltd.                                               2,315,000               67,413
            Arts Optical International Holdings, Ltd.                                            468,000              159,377
            Asia Aluminum Holdings, Ltd.                                                       2,084,000              240,418
        *   Asia Commercial Holdings, Ltd.                                                        72,800                4,243
            Asia Financial Holdings, Ltd.                                                      1,976,908              486,945
        *   Asia Logistics Technologies, Ltd.                                                     22,140                3,871
            Asia Satellite Telecommunications Holdings, Ltd.                                     233,000              452,304
        *   Asia Standard International Group, Ltd.                                            6,780,000              356,109
        *   Asia Tele-Net & Technology Corp., Ltd.                                               521,000               29,975
            Associated International Hotels, Ltd.                                                898,000              728,507
            Automated Systems Holdings, Ltd.                                                     340,000               55,377
            Baltrans Holdings, Ltd.                                                              376,000              133,920
        *   Beijing Development (Hong Kong), Ltd.                                                166,000               21,298
            Bossini International Holdings, Ltd.                                               1,801,500              467,049
            Bright International Group, Ltd.                                                     710,000               73,083
            Cafe de Coral Holdings, Ltd.                                                         350,000              402,703
        *   Capital Prosper, Ltd.                                                                480,000                4,198
        *   Capital Strategic Investment, Ltd.                                                    30,500                2,389
        *   Cash Financial Services Group, Ltd.                                                   27,018                  623

        *   Casil Telecommunications Holdings, Ltd.                                            1,420,000               78,666
        *   Catic International Holdings, Ltd.                                                 5,332,000               92,448
            CCT Telecom Holdings, Ltd.                                                           472,970               76,257
            CEC International Holdings, Ltd.                                                     210,000                4,510
        *   Celestial Asia Securities Holdings, Ltd.                                             426,036               22,892
        *   Central China Enterprises, Ltd.                                                      210,400               18,033
        #   Champion Technology Holdings, Ltd.                                                 1,329,386              235,337
            Chaoda Modern Agriculture (Holdings), Ltd.                                         1,536,000              556,436
            Chen Hsong Holdings, Ltd.                                                          1,210,000              769,266
            Cheuk Nang (Holdings), Ltd.                                                          112,501               58,712
        *   Cheung Tai Hong Holdings, Ltd.                                                       100,920                4,779
            Chevalier International Holdings, Ltd.                                               441,482              354,909
            Chevalier Itech Holdings, Ltd.                                                       355,250               47,783
        *   China Aerospace International Holdings, Ltd.                                       3,384,000              195,383
        *   China Bio-medical Group, Ltd.                                                        415,000                8,005
        *   China City Natural Gas Holdings, Ltd.                                             10,488,000               26,983
        *   China Digicontent Co., Ltd.                                                        2,710,000                3,485
            China Everbright International, Ltd.                                               3,945,000              262,654
        *   China Everbright Technology, Ltd.                                                  3,244,000              155,712
      # *   China Gas Holdings, Ltd.                                                           2,026,000              331,991
            China Hong-Kong Photo Products Holdings, Ltd.                                      1,909,000              129,970
            China Insurance International Holdings Co., Ltd.                                     856,000              384,547
        *   China Investments Holdings, Ltd.                                                     210,000                4,537
        *   China Motion Telecom International, Ltd.                                             257,000                9,969
            China Motor Bus Co., Ltd.                                                             74,000              530,942
        *   China Nan Feng Group, Ltd.                                                            28,800                  389
        #   China National Aviation Co., Ltd.                                                  1,552,000              322,441
            China Online (Bermuda), Ltd.                                                         296,240               47,999
            China Pharmaceutical Enterprise and Investment Corp., Ltd.                           754,000              193,839
            China Rare Earth Holdings, Ltd.                                                    1,180,000              163,921
            China Resources Land, Ltd.                                                         2,658,000              451,045
            China Resources Logic, Ltd.                                                        3,796,000              447,704
        *   China Rich Holdings, Ltd.                                                          3,380,000               16,518
        *   China Sci-Tech Holdings, Ltd.                                                      2,786,000                9,580
        *   China Star Entertainment, Ltd.                                                       440,292               42,383
        *   China Strategic Holdings, Ltd.                                                     1,368,500               97,758
        #   China Travel International Investment, Ltd.                                        1,276,000              384,896
            Chinney Investments, Ltd.                                                          1,144,000               97,060
        *   Chitaly Holdings, Ltd.                                                               150,000              113,458
            Chow Sang Sang Holdings International, Ltd.                                          721,400              338,077
            Chuangs China Investments, Ltd.                                                    1,347,000               83,222
            Chuang's Consortium International, Ltd.                                            1,858,884              171,677
            Chun Wo Holdings, Ltd.                                                             1,671,917              231,596
            Chung Tai Printing Holdings, Ltd.                                                    548,000               87,975
        *   CITIC 21CN Co., Ltd.                                                               1,536,000              463,109
        *   CITIC Resources Holdings, Ltd.                                                     1,790,000              362,846
            City e Solutions, Ltd.                                                               186,000               20,047
            City Telecom (H.K.), Ltd.                                                          1,070,000              221,129
      # *   Clear Media, Ltd.                                                                    340,000              341,536
        *   Climax International Co., Ltd.                                                       296,000                1,296
        #   CNPC (Hong Kong), Ltd.                                                             2,680,000              430,399
        *   CNT Group, Ltd.                                                                    3,078,000               71,070
        *   Coastal Greenland, Ltd.                                                            2,440,000               50,103
            COFCO International, Ltd.                                                          1,042,000              457,706

        *   Compass Pacific Holdings, Ltd.                                                       624,000               23,272
        *   Computer & Technologies Holdings, Ltd.                                               432,000               58,706
            Continental Holdings, Ltd.                                                            98,825               10,666
            Continental Mariner Investment Co., Ltd.                                           1,328,000              259,056
        *   COSCO International Holdings, Ltd.                                                 2,573,600              451,986
        #   Coslight Technology International Group, Ltd.                                        626,000              170,814
        *   Cosmos Machinery Enterprises, Ltd.                                                 1,126,400               54,779
        *   Crocodile Garments, Ltd.                                                           1,539,000               82,946
            Cross Harbour Tunnel Co., Ltd.                                                       386,520              230,953
        *   Culturecom Holdings, Ltd.                                                          3,767,000              265,489
        *   Dah Hwa International Holdings, Ltd.                                               1,062,000               39,512
        *   Dan Form Holdings Co., Ltd.                                                        2,386,600              116,822
        *   Daqing Petroleum & Chemical Group, Ltd.                                            1,375,000              104,033
            Dickson Concepts International, Ltd.                                                 498,300              578,211
        *   Digital China Holdings, Ltd.                                                       1,416,000              436,117
        *   DVN Holdings, Ltd.                                                                   744,490              149,297
        *   Dynamic Global Holdings, Ltd.                                                      3,522,000               19,023
            Dynamic Holdings, Ltd.                                                               244,000               35,203
            Easyknit International Holdings, Ltd.                                                282,860                5,165
        *   Eforce Holdings, Ltd.                                                              2,620,000               18,738
            Egana Jewelry and Pearls                                                             331,789               59,301
        #   Eganagoldfeil Holdings, Ltd.                                                       2,017,235              406,183
            Emperor International Holdings, Ltd.                                                  90,436              160,584
        *   e-New Media Co., Ltd.                                                                320,000               10,481
        *   eSun Holdings, Ltd.                                                                  653,600               71,180
        *   Extrawell Pharmaceutical Holdings, Ltd.                                            3,220,000              102,227
            Ezcom Holdings, Ltd.                                                                  72,576                2,988
        *   Fairwood Holdings, Ltd.                                                               42,600               16,680
        #   Far East Consortium International, Ltd.                                            1,948,929              748,524
        *   Far East Hotels & Entertainment, Ltd.                                              1,853,000              119,970
            Far East Pharmaceutical Technology Co., Ltd.                                       3,216,000               28,124
        *   First Natural Foods Holdings, Ltd.                                                   295,000               22,340
            First Sign International Holdings, Ltd.                                            1,424,000               42,581
            Fong's Industries Co., Ltd.                                                          304,000              262,000
        *   Forefront International Holdings, Ltd.                                               658,000               48,233
        *   Fortuna International Holdings, Ltd.                                               9,344,000               20,154
        *   Foundation Group, Ltd.                                                                83,800                1,983
        *   Founder Holdings, Ltd.                                                             1,854,000              164,305
            Fountain Set Holdings, Ltd.                                                          508,000              371,554
            Four Seas Frozen Food Holdings, Ltd.                                                 347,184               58,427
            Four Seas Mercantile Holdings, Ltd.                                                  592,000              213,170
        *   Fujian Holdings, Ltd.                                                                237,800                7,650
            Fujikon Industrial Holdings, Ltd.                                                    532,000               76,656
        *   Fushan Holdings, Ltd.                                                              2,566,000              143,341
        *   GeoMaxima Energy Holdings, Ltd.                                                    5,810,000               63,222
            Giordano International, Ltd.                                                       1,128,000              709,383
        *   Global China Group Holdings, Ltd.                                                  3,022,000              157,407
            Global Green Tech Group, Ltd.                                                      1,336,000              114,752
        *   Global Tech (Holdings), Ltd.                                                       5,612,000               36,086
            Glorious Sun Enterprises, Ltd.                                                     1,650,000              581,787
            Gold Peak Industries (Holdings), Ltd.                                              1,059,250              271,825
        *   Goldbond Group Holdings, Ltd.                                                      2,609,500               51,245
            Golden Meditech Company, Ltd.                                                        533,802              128,875
            Golden Resources Development International, Ltd.                                   1,456,500               70,169

        *   Gold-Face Holdings, Ltd.                                                           2,003,600              139,140
            Goldlion Holdings, Ltd.                                                            1,438,000              142,195
            Golik Holdings, Ltd.                                                                 930,500               28,632
            Good Fellow Group, Ltd.                                                            3,488,000              110,892
        *   Gorient Holdings, Ltd.                                                                 7,370                   66
            Grande Holdings, Ltd.                                                                258,000              263,036
        *   Great Wall Cybertech, Ltd.                                                        15,795,170               20,313
        #   Group Sense (International), Ltd.                                                  2,062,000              203,327
            Guangdong Brewery Holdings, Ltd.                                                   2,212,000              682,524
        *   Guangnan Holdings, Ltd.                                                           14,216,000              264,101
        #   Guangzhou Investment Co., Ltd.                                                     4,058,000              406,350
        *   Guo Xin Group, Ltd.                                                                3,640,000               80,258
        *   Guorun Holdings, Ltd.                                                              2,125,000              110,304
            GZI Transport, Ltd.                                                                1,820,000              555,122
            Hang Fung Gold Technology, Ltd.                                                      762,000              118,322
            Hang Ten Group Holdings, Ltd.                                                          5,850                  825
            Hanny Holdings, Ltd.                                                                 186,658               74,184
        *   Hansom Eastern Holdings, Ltd.                                                      3,473,235               25,456
            Harbour Centre Development, Ltd.                                                     517,000              578,480
            Harbour Ring International Holdings, Ltd.                                          3,306,000              305,295
        *   Hen Fung Holdings, Ltd.                                                            1,740,000               39,662
            Henderson China Holdings, Ltd.                                                       815,000              413,715
            Heng Tai Consumables Group, Ltd.                                                     530,000               88,309
        #   Hengan International Group Co., Ltd.                                                 628,000              387,751
            High Fashion International, Ltd.                                                     268,000               53,470
            HKR International, Ltd.                                                            1,884,860              996,242
            Hon Kwok Land Investment Co., Ltd                                                    572,535              132,366
            Hong Kong Catering Management, Ltd.                                                  512,000               87,331
        *   Hong Kong Construction Holdings, Ltd.                                                970,000               64,988
            Hong Kong Ferry (Holdings) Co., Ltd.                                                 671,300              741,218
        *   Hong Kong Parkview Group, Ltd.                                                     1,130,000               78,473
        *   Hong Kong Pharmaceuticals Holdings, Ltd.                                           1,834,000               45,756
            Hongkong Chinese, Ltd.                                                             2,126,000              284,295
        *   Hop Hing Holdings, Ltd.                                                              660,265               29,719
            Hopson Development Holdings, Ltd.                                                  1,246,000              344,454
        *   Hsin Chong Construction Group, Ltd.                                                1,569,658               84,893
            Hua Han Bio-Pharmaceutical Holdings, Ltd.                                            208,000               25,125
        *   Huabao International Holdings, Ltd.                                                   19,300                2,260
        *   Huafeng Textile International Group, Ltd.                                            248,000               23,885
        *   Hualing Holdings, Ltd.                                                             1,344,000               68,117
            Hung Hing Printing Group, Ltd.                                                       266,000              203,151
        *   Hycomm Wireless, Ltd.                                                              4,709,000               33,041
            I-Cable Communications, Ltd.                                                         888,000              350,791
        *   I-China Holdings, Ltd.                                                               375,756                9,641
            IDT International, Ltd.                                                            4,028,486              890,691
        *   Imagi International Holdings, Ltd.                                                   137,400               25,598
        *   Innomaxx Biotechnology Group, Ltd.                                                 3,050,000              111,325
        *   Interchina Holdings Co., Ltd.                                                      8,130,000              243,241
            International Bank of Asia, Ltd.                                                     462,000              195,372
        *   Inworld Group, Ltd.                                                                    2,036                    9
        *   ITC Corp., Ltd.                                                                      466,157               40,005
            JCG Holdings, Ltd.                                                                   414,000              337,994
        *   Jinhui Holdings Co., Ltd.                                                             16,000               44,476
        *   Joyce Boutique Holdings, Ltd.                                                        514,000               28,948

        *   Junefield Department Store Group, Ltd.                                               256,000                3,301
        #   K Wah International Holdings, Ltd.                                                 3,096,364              794,345
            K. Wah Construction Materials, Ltd.                                                2,455,075              965,456
        *   Kader Holdings Co., Ltd.                                                             545,600               11,583
        *   Kanstar Environmental Paper Products Holdings, Ltd.                                1,220,000               47,675
            Karrie International Holdings, Ltd.                                                  488,000              169,059
            Keck Seng Investments (Hong Kong), Ltd.                                              858,600              247,220
            Kee-Shing Holdings Co., Ltd.                                                         886,000               84,389
            Kin Yat Holdings, Ltd.                                                               586,000               51,195
            King Fook Holdings, Ltd.                                                           1,000,000               77,407
        *   King Pacific International Holdings, Ltd.                                          1,404,200               22,031
            Kingdee International Software Group Co., Ltd.                                       638,000              182,274
            Kingmaker Footwear Holdings, Ltd.                                                  1,058,750              271,246
        *   Kong Sun Holdings, Ltd.                                                            2,198,000                7,067
            Kowloon Development Co., Ltd.                                                        604,000              638,857
        *   KPI Co., Ltd.                                                                        396,000                6,503
            KTP Holdings, Ltd.                                                                   560,400               40,987
        *   Kwong Sang Hong International, Ltd.                                                1,434,000              223,104
            Kwoon Chung Bus Holdings, Ltd.                                                       556,000               96,456
        *   Lai Sun Development Co., Ltd.                                                      7,592,000              185,463
        *   Lai Sun Garment (International), Ltd.                                              2,325,000              110,382
            Lam Soon (Hong Kong), Ltd.                                                           302,310              103,168
            Le Saunda Holdings, Ltd.                                                             236,000               33,928
        *   Leadership Publishing Group, Ltd.                                                    250,511                  973
        *   Leading Spirit High-Tech Holdings Co., Ltd.                                        2,310,000                2,971
        *   Lee & Man Holdings, Ltd.                                                             566,000               82,870
            Lerado Group (Holding) Co., Ltd.                                                   1,048,000              152,102
        *   LifeTec Group, Ltd.                                                                1,383,000               20,405
            Lippo, Ltd.                                                                        1,074,760              283,113
            Liu Chong Hing Bank, Ltd.                                                            293,000              436,851
            Liu Chong Hing Investment, Ltd.                                                      635,200              498,034
            Luk Fook Holdings (International), Ltd.                                              690,000              165,730
            Luks Industrial Group, Ltd.                                                          645,555              108,610
            Lung Kee (Bermuda) Holdings, Ltd.                                                  1,071,875              633,901
        *   MACRO-LINK International Holdings, Ltd.                                            1,036,250               39,962
        *   Mae Holdings, Ltd.                                                                 2,220,000                4,790
        *   Magnificent Estates, Ltd.                                                          8,368,000              124,104
        *   Magnum International Holdings, Ltd.                                                  300,000                2,585
            Mainland Headwear Holdings, Ltd.                                                     410,000              154,203
        *   Mansion House Group, Ltd.                                                          1,820,000               44,506
            Matrix Holdings, Ltd.                                                                402,000               99,250
        *   Mei Ah Entertainment Group, Ltd.                                                   1,142,000               42,756
            Melbourne Enterprises, Ltd.                                                           45,500              172,616
            Midas International Holdings, Ltd.                                                   774,000               61,664
            Midland Realty (Holding), Ltd.                                                     1,110,000              646,869
        *   Millennium Group, Ltd.                                                             1,392,000               13,068
            Min Xin Holdings, Ltd.                                                               753,200              167,041
            Miramar Hotel & Investment Co., Ltd.                                                 374,000              456,959
        *   Morning Star Resources, Ltd.                                                       1,845,000               16,372
            Moulin International Holdings, Ltd.                                                  699,274              399,365
            Nanyang Holdings, Ltd.                                                               137,500              139,613
            National Electronics Holdings, Ltd.                                                2,156,000               67,396
            Natural Beauty Bio-Technology, Ltd.                                                  540,000               38,109
            New Asia Realty & Trust Co., Ltd.                                                  1,355,000              644,977

        *   New China Merchants Dichain                                                        7,160,000               78,934
            New Island Printing Holdings, Ltd.                                                   176,000               14,486
        *   New World China Land, Ltd.                                                           961,600              376,790
        *   New World Cyberbase, Ltd.                                                             48,419                2,314
        *   New World TMT, Ltd.                                                                1,380,600              116,635
            Newocean Green Energy Holdings, Ltd.                                                 393,120               66,074
        *   Next Media, Ltd.                                                                     852,000              306,272
        #   Ngai Lik Industrial Holdings, Ltd.                                                 1,556,000              434,301
      # *   Onfem Holdings, Ltd.                                                               1,266,000              114,016
            Orient Power Holdings, Ltd.                                                          804,000               58,784
        *   Oriental Metals, Ltd.                                                                711,780              280,894
            Oriental Press Group, Ltd.                                                         1,544,000              579,723
            Oriental Watch Holdings, Ltd.                                                        398,000               84,922
            Pacific Andes International Holdings, Ltd.                                         1,172,000              195,420
            Pacific Century Insurance Holdings, Ltd.                                           1,272,000              530,707
      # *   Pacific Century Premium Developments, Ltd.                                           945,000              323,709
        *   Pacific Plywood Holdings, Ltd.                                                     4,430,000               25,067
            Paul Y. ITC Construction Holdings, Ltd.                                            2,309,062              457,847
            Peace Mark Holdings, Ltd.                                                          1,138,022              214,733
            Pegasus International Holdings, Ltd.                                                 226,000               32,833
            Perfectech International Holdings, Ltd.                                              571,450               48,151
            Pico Far East Holdings, Ltd.                                                       1,190,000              103,980
            Playmates Holdings, Ltd.                                                           2,223,000              433,415
            Pokfulam Development Co., Ltd.                                                       234,000               91,106
        *   Poly Investments Holdings, Ltd.                                                    2,670,000               61,113
            Prime Success International Group, Ltd.                                            2,366,000              357,971
        #   Proview International Holdings, Ltd.                                                 944,000              176,576
      # *   QPL International Holdings, Ltd.                                                   1,191,000              245,793
            Quality Healthcare Asia, Ltd.                                                        133,800               28,354
        *   Rainbow International Holdings, Ltd.                                                   2,036                   12
            Raymond Industrial, Ltd.                                                             605,400              175,092
      # *   Regal Hotels International Holdings, Ltd.                                         11,656,000              701,410
        *   Rexcapital International Holdings, Ltd.                                            1,272,905               18,488
        *   Riche Multi-Media Holdings, Ltd.                                                     706,000              176,066
        *   Rivera Holdings, Ltd.                                                              3,620,000              115,683
        *   Riverhill Holdings, Ltd.                                                               2,036                   28
            Road King Infrastructure, Ltd.                                                       449,000              323,038
        *   Roadshow Holdings, Ltd.                                                            1,456,000              157,043
            S.A.S.Dragon Holdings, Ltd.                                                        1,696,000              159,357
            SA SA International Holdings, Ltd.                                                 1,872,000              938,866
            Safety Godown Co., Ltd.                                                              408,000              166,693
            Saint Honore Holdings, Ltd.                                                          128,000               48,579
        *   San Miguel Brewery Hong Kong, Ltd.                                                   612,800              138,697
            SCMP Group, Ltd.                                                                   1,038,000              432,912
            Sea Holdings, Ltd.                                                                   832,000              304,692
        *   Seapower Resources International, Ltd.                                               151,680                2,357
        *   SEEC Media Group, Ltd.                                                             2,550,000              124,244
            Shanghai Allied Cement, Ltd.                                                       1,152,080               63,807
        *   Shanghai Century Holdings, Ltd.                                                    7,142,000              184,396
        *   Shanghai Land Holdings, Ltd.                                                       1,464,000               64,954
        *   Shanghai Ming Yuan Holdings, Ltd.                                                    670,000               82,652
            Shanghai Real Estates, Ltd.                                                        2,234,000              244,313
            Shaw Brothers Hong Kong, Ltd.                                                        134,000              147,094
            Shell Electric Manufacturing (Holdings) Co., Ltd.                                    746,340              157,140

            Shenyin Wanguo (Hong Kong), Ltd.                                                     847,500               92,483
            Shenzhen International Holdings, Ltd.                                              7,092,500              272,721
            Shougang Concord Century Holdings, Ltd.                                            1,676,000              171,798
        *   Shougang Concord Grand (Group), Ltd.                                               1,701,000              124,746
        *   Shougang Concord International Enterprises Co., Ltd.                               4,166,000              271,959
        *   Shougang Concord Technology Holdings, Ltd.                                         2,639,809              227,333
            Shui On Construction & Materials, Ltd.                                               468,000              525,318
        *   Shun Ho Resources Holdings, Ltd.                                                     483,000               34,151
        *   Shun Ho Technology Holdings, Ltd.                                                  1,037,452               73,388
            Silver Grant International Industries, Ltd.                                        2,087,000            1,197,451
        *   Sincere Co., Ltd.                                                                    505,500               27,405
        #   Singamas Container Holdings, Ltd.                                                    838,000              468,663
            Sino Golf Holdings, Ltd.                                                             438,000               69,364
        *   Sinocan Holdings, Ltd.                                                               350,000                1,755
        *   Sino-I.com, Ltd.                                                                  19,383,158              388,420
            Sinolink Worldwide Holdings, Ltd.                                                  3,933,600              590,766
            Sinopec Kantons Holdings, Ltd.                                                     1,638,000              235,334
        *   Skynet (International Group) Holdings, Ltd.                                          244,240                  314
            SNP Leefung Holdings, Ltd.                                                           144,000               19,210
        *   Softbank Investment International (Strategic), Ltd.                                7,398,000               85,345
        *   Solartech International Holdings, Ltd.                                                49,600                2,225
            South China Brokerage Co., Ltd.                                                    4,872,000               39,969
            South China Industries, Ltd.                                                       1,124,000               57,819
            Southeast Asia Properties & Finance, Ltd.                                            263,538               37,958
            Starlight International Holdings, Ltd.                                             1,311,292              137,917
            Starlite Holdings, Ltd.                                                              694,000               64,208
            Stelux Holdings International, Ltd.                                                1,307,702               99,220
        *   Styland Holdings, Ltd.                                                               101,808                  327
            Sun Hing Vision Group Holdings, Ltd.                                                 358,000              165,816
            Sun Hung Kai & Co., Ltd.                                                           2,048,600              510,318
        *   Sun Innovation Holdings, Ltd.                                                      1,420,360                6,943
        *   Sun Media Group Holdings, Ltd.                                                     9,814,000               30,076
        *   Sunday Communications, Ltd.                                                        4,441,000              255,982
            Sunway International Holdings, Ltd.                                                  866,000               30,692
        *   Suwa International Holdings, Ltd.                                                  1,062,000               28,602
            SW Kingsway Capitol Holdings, Ltd.                                                 1,186,000               51,892
            Symphony Holdings, Ltd.                                                              496,000               93,610
        *   Tack Fat Group International, Ltd.                                                   896,000               94,392
        *   Tack Hsin Holdings, Ltd.                                                             542,000               19,575
            Tai Cheung Holdings, Ltd.                                                          1,013,000              542,098
            Tai Fook Securities Group, Ltd.                                                      590,000               88,084
            Tai Sang Land Development, Ltd.                                                      471,984              148,313
            Tak Shun Technology Group, Ltd.                                                    2,088,000               91,170
            Tak Sing Alliance Holdings, Ltd.                                                   2,909,865              132,458
        #   Tan Chong International, Ltd.                                                        960,000              193,665
            TCC International Holdings, Ltd.                                                   1,124,000              174,930
      # *   TCL International Holdings, Ltd.                                                   1,702,000              474,934
        *   Technology Venture Holdings, Ltd.                                                    586,000               13,101
        *   Termbray Industries International (Holdings), Ltd.                                 2,304,900              145,381
            Tern Properties Co., Ltd.                                                             61,200               17,315
        *   The Sun's Group, Ltd.                                                             17,004,000               21,867
      # *   Tian An China Investments Co., Ltd.                                                1,238,275              341,848
            Tian Teck Land, Ltd.                                                               1,098,000              338,677
            Tianjin Development Holdings, Ltd.                                                 1,118,000              476,755

        *   Titan Petrochemicals Group, Ltd.                                                   2,740,000              319,815
        *   Tomorrow International Holdings, Ltd.                                                165,000               15,250
        *   Tongda Group Holdings, Ltd.                                                        1,020,000               27,341
            Tonic Industries Holdings., Ltd.                                                     920,000               35,421
            Top Form International, Ltd.                                                       1,586,000              307,858
        *   Topsearch International (Holdings), Ltd.                                             204,000               21,440
        *   Tristate Holdings, Ltd.                                                              138,000               23,022
            Truly International Holdings, Ltd.                                                   302,000              314,271
            Tungtex (Holdings) Co., Ltd.                                                         788,000              301,321
        *   Tysan Holdings, Ltd.                                                               1,040,773               28,069
        *   U-Cyber Technology Holdings, Ltd.                                                    432,800               12,235
        *   United Power Investment, Ltd.                                                      1,664,000              130,818
        *   Universal Holdings Ltd                                                             2,770,000               17,378
        *   Universe International Holdings, Ltd.                                                573,339                5,392
            U-Right International Holdings, Ltd.                                               2,040,000              104,595
            USI Holdings, Ltd.                                                                   928,999              138,251
            Van Shung Chong Holdings, Ltd.                                                       359,335               55,347
        *   Vanda Systems & Communications Holdings, Ltd.                                      3,232,000              178,668
            Varitronix International, Ltd.                                                       534,293              501,296
            Veeko International Holdings, Ltd.                                                 1,420,000               63,845
            Victory City International Holdings, Ltd.                                            839,768              350,096
        *   Vital Biotech Holdings, Ltd.                                                         470,000               23,248
            Vitasoy International Holdings, Ltd.                                               1,423,000              375,289
            Wah Ha Realty Co., Ltd.                                                              278,600               48,540
        *   Wah Nam International                                                                 38,696                  791
            Wai Kee Holdings, Ltd.                                                             1,265,738              246,379
            Wang On Group, Ltd.                                                                   47,897                8,483
        *   Wellnet Holdings, Ltd.                                                             2,059,200              108,510
        *   Winfoong International, Ltd.                                                       1,210,000               71,518
            Wing On Co. International, Ltd.                                                      565,000              675,735
            Wing Shan International, Ltd.                                                        896,000               46,577
        *   Winsan China Investment Group, Ltd.                                                1,296,000               46,056
            Wong's International (Holdings), Ltd.                                                737,641               84,572
        *   Wonson International Holdings, Ltd.                                                4,040,000               13,587
            World Houseware (Holdings), Ltd.                                                     605,700               21,455
      # *   Xinao Gas Holdings, Ltd.                                                           1,094,000              643,208
            Y. T. Realty Group, Ltd.                                                             965,000               86,839
            Yangtzekiang Garment Manufacturing Co., Ltd.                                         607,500              167,839
        *   Yanion International Holdings, Ltd.                                                  118,000                8,352
        *   Yaohan International Holdings, Ltd.                                                  974,000                    0
            Yau Lee Holdings, Ltd.                                                               534,000               43,294
            YGM Trading, Ltd.                                                                    228,000              379,929
            Yip's Chemical Holdings, Ltd.                                                        674,000              163,750
            Yugang International, Ltd.                                                        11,916,000              191,947
        *   Yunnan Enterprises Holdings, Ltd.                                                    240,000               12,792
        *   Zhu Kuan Development Co., Ltd.                                                       646,000               32,787
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $86,108,792)                                                                                            71,941,389
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Hong Kong Dollars                                                                                          83,337
                                                                                                           ------------------
   (Cost $83,186)

   RIGHTS/WARRANTS -- (0.0%)
        *   Champion Technology Holdings, Ltd. Warrants                                          265,877                1,881
        *   China City Natural Gas Holdings, Ltd. Rights 12/13/04                              2,097,600                    0
        *   China Credit Holdings Warrants 09/30/99                                              174,000                2,461
        *   China Travel International Investment, Ltd. Warrants 05/31/06                        124,800               12,198
        *   QPL International Holdings, Ltd. Warrants 10/14/07                                   238,200               15,163
        *   Quality Healthcare Asia, Ltd. Warrants 01/13/07                                       26,760                  692
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         32,395
                                                                                                           ------------------

   TOTAL -- HONG KONG
     (Cost $86,191,978)                                                                                            72,057,121
                                                                                                           ------------------

   SINGAPORE -- (16.8%)
   COMMON STOCKS -- (16.8%)
        *   Acma, Ltd.                                                                         3,040,700               92,695
            Airocean Group, Ltd.                                                               1,649,000              221,364
        *   Alliance Technology & Development, Ltd.                                              156,000               10,008
            Amtek Engineering, Ltd.                                                              799,625              586,079
        *   Apollo Enterprises, Ltd.                                                             193,000               54,833
            Armstrong Industrial Corp.                                                         1,460,000              115,620
        *   ASA Group Holdings, Ltd.                                                             586,000              100,348
            Ascott Group, Ltd.                                                                 1,807,250              462,983
            Aussino Group, Ltd.                                                                  967,000              270,989
            Benjamin (F.J.) Holdings, Ltd.                                                     1,095,000              148,056
        #   Beyonics Technology, Ltd.                                                          1,556,640              411,558
        *   Blu Inc. Group, Ltd..                                                                729,000               69,038
            Bonvests Holdings, Ltd.                                                              825,000              264,671
            Brilliant Manufacturing, Ltd.                                                      1,855,000              694,760
        *   Broadway Industrial Group, Ltd.                                                      461,000              113,587
            Bukit Sembawang Estates, Ltd.                                                         71,334              570,510
        *   Central Properties, Ltd.                                                              66,000                    0
            Ch Offshore, Ltd.                                                                    823,200              188,128
        *   Chemical Industries (Far East), Ltd.                                                 105,910               39,435
        *   China Merchants Holdings Pacific, Ltd.                                               652,000              219,836
            Chip Eng Seng Corp., Ltd.                                                          1,775,000              129,873
            Chosen Holdings, Ltd.                                                              1,284,000              175,563
            Chuan Hup Holdings, Ltd.                                                           4,385,000            1,737,907
            Chuan Soon Huat Industrial Group, Ltd.                                               614,000              112,147
            CIH, Ltd.                                                                            498,460              900,979
        *   CK Tang, Ltd.                                                                        614,000              151,963
        *   Compact Metal Industries, Ltd.                                                       643,000               11,640
            Courts Singapore, Ltd.                                                               495,000              160,381
        *   CSC Holdings, Ltd.                                                                   672,000               12,244
            CSE Global, Ltd.                                                                   1,262,000              395,425
            CWT Distribution, Ltd.                                                               461,500              157,677
        *   Eagle Brand Holdings, Ltd.                                                         5,158,000              220,682
        #   Eastern Asia Technology, Ltd.                                                      1,844,260              309,513
            Eastgate Technology, Ltd.                                                            870,000               58,371
        *   Econ International, Ltd.                                                           2,267,000               62,330
            ECS Holdings, Ltd.                                                                 1,375,000              247,084
            Eng Wah Organisation, Ltd.                                                           265,000               46,495

        *   Firstlink Investments Corp., Ltd.                                                    995,000               66,579
            Freight Links Express Holdings, Ltd.                                               3,368,000              194,336
            Frontline Technologies Corp., Ltd.                                                 3,170,000              260,729
        #   Fu Yu Manufacturing, Ltd.                                                          1,819,000            1,118,897
            Fuji Offset Plates Manufacturing, Ltd.                                                33,750                5,825
            GB Holdings, Ltd.                                                                    200,000              110,551
        #   Ges International, Ltd.                                                            2,909,000            1,249,732
            GK Goh Holdings, Ltd.                                                              1,494,000              743,503
            Goodpack, Ltd.                                                                     1,592,000            1,155,703
        *   Goodwood Park Hotel, Ltd.                                                             24,307              794,986
            GP Industries, Ltd.                                                                1,516,000              917,793
            Guocoland, Ltd.                                                                    1,215,000              861,170
            Hiap Moh Corp., Ltd.                                                                  34,874                6,392
            Ho Bee Investment, Ltd.                                                              761,000              157,528
            Hong Fok Corp., Ltd.                                                               1,796,000              266,839
        #   Hong Leong Asia, Ltd.                                                              1,048,000            1,016,053
        *   Horizon Education & Technologies, Ltd.                                             2,054,000              124,591
            Hotel Grand Central, Ltd.                                                            875,280              210,937
            Hotel Plaza, Ltd.                                                                  1,189,000              558,937
        #   Hotel Properties, Ltd.                                                             1,675,000            1,176,148
            Hour Glass, Ltd.                                                                     298,000              117,250
            HTL International Holdings, Ltd.                                                   1,471,875            1,122,514
            Huan Hsin Holdings, Ltd.                                                           1,138,400              599,835
            Hup Seng Huat, Ltd.                                                                  900,200              172,571
            Hwa Hong Corp., Ltd.                                                               2,488,000              822,093
            IDT Holdings, Ltd.                                                                   718,000            1,169,448
        *   Inno-Pacific Holdings, Ltd.                                                          680,000               10,271
            Innovalues Precision, Ltd.                                                           520,000              219,098
            International Factors (Singapore), Ltd.                                              290,000              101,524
        *   Internet Technology Group, Ltd.                                                      874,408               18,728
        *   Interra Resources, Ltd.                                                              185,430               12,404
        *   Intraco, Ltd.                                                                        292,500               60,767
            Isetan (Singapore), Ltd.                                                             122,500              209,604
        #   Jaya Holdings, Ltd.                                                                2,733,000            1,699,154
            JK Yaming International, Ltd.                                                        907,000              210,782
            Jurong Cement, Ltd.                                                                  132,500               60,717
            Jurong Engineering, Ltd.                                                             137,000              181,994
            Jurong Technologies Industrial Corp., Ltd.                                         1,446,000            1,152,618
        *   K1 Ventures, Ltd.                                                                  5,340,500              796,798
            Keppel Telecommunications and Transportation, Ltd.                                 2,058,000            1,009,711
            Khong Guan Flour Milling, Ltd.                                                        19,000               18,922
            Kian Ann Engineering, Ltd.                                                           868,000               86,871
            Kian Ho Bearings, Ltd.                                                               521,000               50,726
            Koh Brothers, Ltd.                                                                 1,494,000              105,337
        *   L & M Group Investments, Ltd.                                                      7,107,100               43,423
            Labroy Marine, Ltd.                                                                3,343,000            1,059,238
        *   LanTroVision (S), Ltd.                                                             1,117,500               37,375
            Lee Kim Tah Holdings, Ltd.                                                         1,600,000              278,050
        *   Leong Hin Holdings, Ltd.                                                             526,000               84,966
        *   Liang Huat Aluminium, Ltd.                                                         2,954,000               27,059
            Lion Asiapac, Ltd.                                                                   473,000               50,351
            Low Keng Huat Singapore, Ltd.                                                        372,000               87,419
            Lum Chang Holdings, Ltd.                                                           1,134,030              148,428
            Magnecomp International, Ltd.                                                        931,000              415,740

        *   Manufacturing Integration Technology, Ltd.                                           588,000               44,661
            MCL Land, Ltd.                                                                     1,427,000            1,261,180
        *   Mediaring.Com, Ltd.                                                                3,410,000              290,520
            Metro Holdings, Ltd.                                                               2,256,960              639,497
            MMI Holdings, Ltd.                                                                 1,994,000              388,956
            Multi-Chem, Ltd.                                                                   1,263,000              204,555
            Nera Telecommunications, Ltd.                                                      1,450,000              384,160
            New Toyo Intenational Holdings, Ltd.                                               1,043,000              375,021
            Norelco Centreline Holdings, Ltd.                                                    941,000              357,830
        *   Orchard Parade Holdings, Ltd.                                                      1,084,022              244,272
        #   Osim International, Ltd.                                                           1,638,000              819,228
            Ossia International, Ltd.                                                            728,332               77,747
            Pan-United Corp., Ltd.                                                             2,193,000              456,915
        *   Pan-United Marine, Ltd.                                                            1,096,500              157,437
            PCI, Ltd.                                                                            734,000              270,569
            Pertama Holdings, Ltd.                                                               459,750               81,445
            Popular Holdings, Ltd.                                                             1,813,000              476,143
            PSC Corp., Ltd.                                                                    5,723,200              262,351
            Qian Hu Corp., Ltd.                                                                  408,200               83,369
            Robinson & Co., Ltd.                                                                 284,832            1,076,303
            Rotary Engineering, Ltd.                                                           1,624,000              361,135
            San Teh, Ltd.                                                                        838,406              202,283
            SBS Transit, Ltd.                                                                  1,011,000            1,066,086
            Sea View Hotel, Ltd.                                                                  66,000              168,131
        *   Seatown Corp., Ltd.                                                                  101,000                1,851
            Sembawang Kimtrans, Ltd.                                                           1,295,000              134,101
            Sin Soon Huat, Ltd.                                                                1,307,000               63,498
            Sing Investments & Finance, Ltd.                                                      94,500              101,530
        #   Singapore Food Industries, Ltd.                                                    1,707,000              906,868
            Singapore Reinsurance Corp., Ltd                                                   1,540,935              249,003
            Singapore Shipping Corp., Ltd.                                                     1,930,000              388,184
            Singapura Finance, Ltd.                                                              139,250              117,420
            SMB United, Ltd.                                                                   2,010,000              177,452
            SNP Corp., Ltd.                                                                      466,495              221,686
        *   SP Corp., Ltd.                                                                       454,000               13,862
            Ssangyong Cement (Singapore), Ltd.                                                   236,000              139,769
            Stamford Land Corp., Ltd.                                                          3,229,000              443,437
            Straits Trading Co., Ltd.                                                          1,117,200            1,501,418
        *   Sunright, Ltd.                                                                       378,000               69,288
            Superbowl Holdings, Ltd.                                                             490,000               70,461
            Superior Metal Printing, Ltd.                                                        490,500               56,870
            Thakral Corp., Ltd.                                                                6,028,000              404,161
            Tiong Woon Corp. Holding, Ltd.                                                       906,000              179,398
        *   Transmarco, Ltd.                                                                     106,500               51,091
            Trek 2000 International, Ltd.                                                      1,004,000              238,274
            TSM Resources, Ltd.                                                                1,502,000              310,960
        #   TT International, Ltd.                                                             2,109,600              256,757
        *   Tuan Sing Holdings, Ltd.                                                           3,362,000              174,771
        *   Ultro Technologies, Ltd.                                                             530,000               32,057
            Unisteel Technology, Ltd.                                                            974,000              807,579
            United Engineers, Ltd.                                                               846,666              821,301
            United Overseas Insurance, Ltd.                                                      125,500              275,726
            United Pulp & Paper Co., Ltd.                                                        354,000               90,996
            UOB-Kay Hian Holdings, Ltd.                                                        1,602,000              958,055

            Vicom, Ltd.                                                                          120,000               69,579
            WBL Corp., Ltd.                                                                      647,000            1,302,552
        *   Xpress Holdings, Ltd.                                                              1,392,000               59,554
        *   Yongnam Holdings, Ltd.                                                             1,506,000               22,932
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $56,843,330)                                                                                            53,226,022
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Singapore Dollars                                                                                          66,513
                                                                                                           ------------------
   (Cost $66,214)

   RIGHTS/WARRANTS -- (0.0%)
        *   Yongnam Holdings, Ltd. Warrants 08/26/09                                             251,000                1,534
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SINGAPORE
     (Cost $56,909,544)                                                                                            53,294,069
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Exergy, Inc.                                                                           7,260                    0
                                                                                                           ------------------
   (Cost $ 0)
   NEW ZEALAND -- (6.7%)
   COMMON STOCKS -- (6.7%)
            AFFCO Holdings, Ltd.                                                               1,806,887              515,467
            Cavalier Corp., Ltd.                                                                 283,674              935,486
            CDL Hotels New Zealand, Ltd.                                                       1,387,344              574,820
            CDL Investments New Zealand, Ltd.                                                    306,025               80,847
            Colonial Motor Co., Ltd.                                                             126,795              268,308
        *   Cue Energy Resources NL                                                              452,354              138,064
            Ebos Group, Ltd.                                                                     112,108              336,142
        *   Evergreen Forests, Ltd.                                                              323,301               75,973
            Hallenstein Glassons Holdings, Ltd.                                                  241,638              679,838
            Hellaby Holdings, Ltd.                                                               201,679              911,442
            Horizon Energy Distribution, Ltd.                                                     40,420              127,813
            Met Lifecare, Ltd.                                                                   270,895              522,839
            Michael Hill International, Ltd.                                                     156,746              919,173
        *   New Zealand Oil & Gas, Ltd.                                                          584,872              459,254
            New Zealand Refining Co., Ltd.                                                        84,779            1,782,262
            Northland Port Corp. (New Zealand), Ltd.                                             219,997              481,353
            Nuplex Industries, Ltd.                                                              271,267            1,056,695
        *   Pacific Retail Group, Ltd.                                                           194,156              304,513
            Port of Tauranga, Ltd.                                                               541,952            2,185,411
        *   Provenco Group, Ltd.                                                                 281,600              160,888
            Pyne Gould Guinness, Ltd.                                                            229,634              308,527
            Restaurant Brand New Zealand, Ltd.                                                   369,175              360,331
        *   Richina Pacific, Ltd.                                                                309,644              143,544
        *   Rubicon, Ltd.                                                                        995,760              754,457

            Ryman Healthcare Group, Ltd.                                                         415,999              969,769
            Sanford, Ltd.                                                                        418,047            1,422,689
            Scott Technology, Ltd.                                                                60,843              142,259
        *   Seafresh Fisheries                                                                    80,520                1,615
            South Port New Zealand, Ltd.                                                          30,744               27,706
            Steel & Tube Holdings, Ltd.                                                          379,638            1,260,100
        *   Tasman Farms                                                                         157,056                    0
            Taylors Group, Ltd.                                                                   29,646               47,961
            Tourism Holdings, Ltd.                                                               402,452              589,532
        *   Trans Tasman Properties, Ltd.                                                      2,311,308              661,565
            Waste Management NZ, Ltd.                                                            430,471            1,706,521
            Williams & Kettle, Ltd.                                                               57,558              137,370
            Wrightson, Ltd.                                                                      222,276              272,721
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,977,485)                                                                                            21,323,255
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   New Zealand Dollar                                                                                         14,954
                                                                                                           ------------------
   (Cost $14,838)
   TOTAL -- NEW ZEALAND
     (Cost $11,992,323)                                                                                            21,338,209
                                                                                                           ------------------

   MALAYSIA -- (0.1%)
   COMMON STOCKS -- (0.1%)
        *   Autoways Holdings Berhad                                                              10,000                3,395
        *   Jaks Resources Berhad                                                                 11,975                5,357
        *   Promet Berhad                                                                      1,143,000               87,229
        *   Rekapacific Berhad                                                                   473,000                    0
        *   RNC Corp. Berhad                                                                       1,650                3,560
        *   Saship Holdings Berhad                                                               223,520               52,351
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $1,212,987)                                                                                                151,892
                                                                                                           ------------------

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
   TEMPORARY CASH INVESTMENTS -- (12.1%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $37,206,292 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $37,129,275) to be repurchased at $37,131,286 (Cost
              $37,129,275) ^                                                                      37,129           37,129,275

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,372,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,373,925) to be repurchased at $1,355,071 (Cost $1,355,000)                        1,355            1,355,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $38,484,275)                                                                                            38,484,275
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $293,509,251)                                                                                     $      316,726,350
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
#    Total or Partial Securities on Loan.
*    Non-Income Producing Securities.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   FRANCE -- (12.5%)
   COMMON STOCKS -- (12.5%)
            Affine                                                                                 1,400   $          127,012
            Ales Groupe SA                                                                         6,648              114,679
            Altedia SA                                                                             2,800               51,136
        *   Alten SA                                                                              21,372              483,168
      * #   Altran Technologies SA                                                                82,633              857,783
            Apem SA                                                                                1,000               79,347
            April Group SA                                                                        31,201              724,059
            Ares (Groupe) SA                                                                       5,500               35,896
            Arkopharma                                                                            18,720              423,610
            Assystem Brime SA                                                                      7,580              151,159
            Aubay SA                                                                               5,774               30,186
            Audika SA                                                                              1,900              174,175
        *   Baccarat SA                                                                            1,090              126,707
            Bacou-Dalloz                                                                           6,287              484,287
        #   Bains de Mer et du Cercle des Etrangers a Monaco                                       4,615            2,433,224
            Banque Tarneaud SA                                                                     1,000              174,614
        #   Beneteau SA                                                                           13,527            1,072,045
        *   Bigben Interactive                                                                     2,100                8,108
            Boiron SA                                                                             16,659              504,084
            Boizel Chanoine Champagne SA                                                             600               37,987
        #   Bonduelle SA                                                                           6,723              606,701
            Bongrain SA                                                                           13,083              887,920
            Bricorama SA                                                                           3,379              211,944
            Brioche Pasquier SA                                                                    2,888              206,764
            Buffalo Grill SA                                                                       1,028               18,850
        *   Bull SA                                                                              379,800              237,573
            Burelle SA                                                                             4,030              478,349
        *   Business Objects SA                                                                   16,500              385,205
        *   BVRP SA                                                                                2,900               55,079
            Camaieu SA                                                                             4,988              465,368
        *   Carbone Lorraine                                                                      40,631            1,975,195
            Cegedim SA                                                                             6,902              526,110
            CEGID SA                                                                              18,000              587,040
        *   Cesar SA                                                                              16,955               20,292
            CFF Recycling SA                                                                      84,608            2,225,250
            Cie Financiere Pour La Location D'Immeubles Industriels & Commerciaux Sa               6,400              363,242
            Clarins SA                                                                             8,798              487,472
      * #   Club Mediterranee SA                                                                  15,665              719,525

            Consortium International de Diffusion et de Representation Sante                         600                6,594
            Crometal SA                                                                            1,100               70,027
        *   CS Communication et Systemes                                                           4,983              196,084
        *   Cybergun                                                                               1,058               21,933
        *   Damartex SA                                                                           22,900              728,108

        *   Dane-Elec Memory SA                                                                   11,400               51,830
            Delachaux SA                                                                           1,300              171,307
            Deveaux SA                                                                             1,040              107,787
            Didot-Bottin                                                                           1,620              193,990
        *   DMC (Dollfus Mieg et Cie)                                                              9,630               56,084
        *   Dynaction SA                                                                          10,660              232,632
            Electricite de Strasbourg                                                             23,784            3,327,592
            Elior                                                                                104,108            1,063,766
            Esso SA                                                                                3,200              475,319
            Etam Developpement SA                                                                  7,300              154,651
        *   Eurafrance                                                                            12,668              987,991
        *   Euraltech SA                                                                          11,700               21,500
      * #   Euro Disney SCA                                                                      797,643              287,105
            Evialis SA                                                                             1,200               47,908
            Exel Industries SA                                                                     1,800              122,994
        *   Explosifs et de Produits Chimiques                                                       524              197,094
            Faurecia SA                                                                            6,500              486,138
        #   Fimalac SA                                                                           111,143            5,037,658
            Fininfo SA                                                                             9,760              290,909
            Fleury Michon SA                                                                       3,100              148,810
            Francois Freres (Tonnellerie) SA                                                       3,150               86,219
        *   Gantois Series A                                                                         647                9,115
            Gascogne SA                                                                            6,472              579,628
            Gaumont                                                                               14,607            1,060,047
        *   GCI (Groupe Chatellier Industrie SA)                                                   7,258                  965
        *   Generale de Geophysique SA                                                            20,770            1,315,273
            Generale de Sante                                                                     32,259              637,283
            Generale Location SA                                                                   9,000              233,743
        *   Geodis SA                                                                              4,379              456,689
            Gevelot                                                                                3,584              250,314
            GFI Informatique SA                                                                   26,700              158,416
            Gifi                                                                                   4,678              217,100
        *   Ginger (Groupe Ingenierie Europe)                                                      2,600               51,256
            Grands Moulins de Strasbourg                                                             110               65,861
            Groupe Bourbon SA                                                                     19,038              915,112
            Groupe Crit                                                                            6,900              168,816
        *   Groupe Flo SA                                                                         11,900               80,085
        *   Groupe Focal SA                                                                        1,400                8,745
            Groupe Go Sport SA                                                                     2,207              152,875
            Groupe Guillin SA                                                                      1,200               82,802
            Groupe Open SA                                                                         6,000               68,182
            Groupe Steria                                                                         14,365              539,118
            Guerbet SA                                                                             1,700              153,790
            Guyenne et Gascogne SA                                                                26,000            2,871,779
            Havas SA                                                                              62,300              344,269
        *   Hotels et Casinos de Deauville                                                         2,055            1,231,323
            Hyparlo SA                                                                             5,514              312,305
            IDSUD                                                                                    614               20,458
        *   Iliad SA                                                                               8,500              251,572
        *   IMS International Metal Service SA                                                    12,630              127,572
            Industrielle et Financiere d'Entreprise SA                                               300               66,150
      * #   Infogrames Entertainment SA                                                           83,638              139,063
            Ingenico SA                                                                           61,820            1,010,755
            Ioltech SA                                                                               500               54,371

            Ipsos SA                                                                               5,776              582,014
            Kaufman et Broad SA                                                                    7,722              398,245
            Lafuma SA                                                                                810               59,088
            Laurent-Perrier                                                                        3,100              129,319
            Lectra Systemes SA                                                                    23,092              158,185
            Lisi SA                                                                                7,827              406,237
            Manitou SA                                                                            44,368            1,422,008
            Manutan International SA                                                               4,700              231,606
        #   Marionnaud Parfumeries Retails Perfumes                                               11,209              331,281
        *   Matussiere et Forest SA                                                               13,600               52,418
        *   Metaleurop SA                                                                         35,449               25,441
            MGI Coutier SA                                                                         1,400               64,980
            Montupet SA                                                                           32,450              908,243
            Mr. Bricolage SA                                                                       6,600              149,138
            Neopost SA                                                                             7,200              518,749
            Nexans                                                                                15,136              583,055
            Norbert Dentressangle                                                                  8,372              455,465
            Nord Est SA                                                                           21,507            1,246,469
      * #   Oberthur Card Systems SA                                                              53,640              374,390
        *   Oeneo                                                                                 31,265               42,323
        *   Otor SA                                                                               13,700               67,356
            Parcours SA                                                                            5,300               35,490
        *   Paris Orleans et Cie SA                                                                2,832              647,137
            Passat SA                                                                              2,400               48,014
        *   Penauille Polyservices SA                                                             10,200              109,781
            Petit Forestier SA                                                                     3,043              123,913
        #   Pierre & Vacances                                                                      6,635              706,897
            Pinguely-Haulotte SA                                                                  25,000              185,364
            Plastic Omnium SA                                                                     15,423              823,385
            Plastivaloire SA                                                                       1,700               49,745
            Prosodie SA                                                                            4,500              116,332
            Provimi SA                                                                            13,972              294,071
            PSB Industries SA                                                                      1,240              212,572
        *   Radiall SA                                                                             1,340              110,514
            Remy Cointreau SA                                                                      8,774              324,763
            Robertet SA                                                                            1,076              144,221
        #   Rodriguez Group SA                                                                     9,687              492,332
            Rougier SA                                                                             2,040              160,135
        *   S.T. Dupont SA                                                                         3,800               25,325
            Sabeton                                                                               13,500              200,334
            Samse SA                                                                               4,400              665,477
            Sasa Industries SA                                                                     1,000               29,054
        *   Saveurs de France-Brossard                                                               900               31,403
      * #   Scor SA                                                                              524,279              974,499
            SDR de Bretagne SA                                                                     1,314               46,464
            SEB SA Prime Fidelite 2002                                                             3,300              333,655
            Sechilienne-Sidec                                                                      2,200              568,962
            Securidev SA                                                                           1,500               24,533
            Selectibail                                                                           29,286            1,141,306
            Signaux Girod SA                                                                         600               41,958

            SILIC (Societe Immobiliere de Location pour L'industrie et le Commerce)               15,009            1,358,500
            Skis Rossignol SA                                                                     41,668              755,322
            Smoby SA                                                                                 500               53,255

            Societe du Louvre SA                                                                  14,513            1,621,782
            Societe Industrielle D'Aviations Latecoere SA                                          3,700              159,053
            Societe Pour L'Informatique Industrielle SA                                            1,800               80,592
            Solving International SA                                                               2,160               11,201
            Somfy Interational SA                                                                 22,900            4,835,130
            Sopra SA                                                                               7,618              437,718
        #   SR Teleperformance                                                                    90,928            2,283,048
            Stallergenes SA                                                                        1,949              160,961
            Ste Virbac SA                                                                          7,637              253,774
            Stef-Tfe SA                                                                            2,032              215,257
            Sucriere de Pithiviers-le-Vieil                                                        1,825            1,379,849
        *   Sylis SA                                                                               4,700               34,412
            Synergie SA                                                                            8,000              227,231
            Taittinger SA                                                                         12,700            3,574,538
        *   Teisseire France SA                                                                      700               68,840
            Tessi SA                                                                               1,700               84,206
            Touax (Touage Investissement SA)                                                      10,378              274,343
            Toupargel-Agrigel SA                                                                   6,200              214,041
            Trigano SA                                                                             7,953              570,503
      * #   Ubi Soft Entertainment SA                                                             10,800              230,902
            Unilog SA                                                                              9,747              630,323
        #   Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                    31,700            4,383,017
        *   Valtech, La Defense                                                                   68,224               89,824
            Viel et Compagnie                                                                     44,339              215,002
            Vilmorin et Cie SA                                                                     2,349              457,848
            VM Materiaux SA                                                                          600               62,073
            Vranken Monopole                                                                       2,800              133,623
            Zodiac SA                                                                             14,964              617,256
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $47,280,511)                                                                                            89,105,077
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Air France Warrants 11/06/07                                                          24,800               27,687
        *   Ales Groupe SA Warrants 03/23/09                                                         316                1,575
        *   Carbone Lorraine Rights 10/06/04                                                           8                   19
        *   Ginger (Groupe Ingenierie Europe) Warrants 09/30/05                                    2,600                  173
        *   Groupe Open SA Warrants 10/21/06                                                       1,000                  487
        *   Oeneo Warrants 08/26/06                                                               14,365                  764
        *   Prosodie SA Warrants 10/28/06                                                            900                  449
        *   Ubi Soft Entertainment SA Warrants 05/14/06                                            4,100                1,089
        *   Valtech, La Defense Warrants 07/29/05                                                 20,000                  807
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $20,863)                                                                                                    33,050
                                                                                                           ------------------

   TOTAL -- FRANCE
     (Cost $47,301,374)                                                                                            89,138,127
                                                                                                           ------------------

   GERMANY -- (11.5%)
   COMMON STOCKS -- (11.5%)
            A.S. Creation Tapeton AG                                                               2,900               88,216

            Aareal Bank AG                                                                        46,391            1,418,237
        *   Acg AG Fuer Chipkarten und Informationssysteme                                        16,940               23,178
            Ackermann-Goeggingen AG                                                                8,100              157,250
            AC-Service AG                                                                          4,300               28,875
        *   Adva AG Optical Networking                                                            39,883              264,788
        *   Agrob AG                                                                               5,800               64,763
      * #   Aixtron AG                                                                            74,124              331,688
        *   Amadeus Fire AG                                                                        4,900               25,372
            Andreae-Noris Zahn AG, Anzag                                                          27,200            1,165,433
        *   Articon Integralis AG                                                                  7,900               23,012
            Atoss Software AG                                                                      3,700               50,035
        *   Augusta Technologie AG                                                                11,750                7,800
            Ava Allgemeine Handelsgesellschaft der Verbraucher AG                                 35,814            2,023,757
            AWD Holding AG                                                                        52,932            1,988,042
        *   Baader Wertpapier Handelsbank AG                                                      19,026              132,122
        #   Balda AG                                                                              40,277              460,379
        *   Basler AG                                                                              3,200               63,767
        #   Beate Uhse AG                                                                         56,241              814,421
        #   Bechtle AG                                                                            25,498              534,592
        *   Berliner Elektro Holding AG                                                           17,611              178,427
            Bertrandt AG                                                                           9,850              159,888
        #   Beru AG                                                                               14,051            1,283,506
            Beta Systems Software AG                                                               2,850               46,535
            Bien-Haus AG                                                                           2,400               30,272
            Bilfinger & Berger Bau AG                                                             44,787            1,677,853
        *   Biolitec AG                                                                            8,000               44,168
        *   Biotest AG                                                                             3,804               60,949
        *   BKN International AG                                                                  17,600              139,241
        *   BMP AG                                                                                10,600               29,896
            Boewe Systec AG                                                                        7,866              414,951
        *   Borussia Dortmund GMBH & Co. KGAA                                                     21,650               72,599
            Bremer Energiekonto AG                                                                14,700               22,108
        *   CBB Holding AG                                                                       102,602                8,182
      * #   Ce Consumer Electrnic AG                                                              21,600               33,600
        *   Ceag AG                                                                               20,670              230,868
        *   Cenit AG Systemhaus                                                                    3,500               67,699
        *   Centrotec Hochleistungskunststoffe AG                                                  7,500              192,072
            Cewe Color Holding AG                                                                  7,073              165,034
            Comdirect Bank AG                                                                    120,666            1,170,685
        *   Computec Media AG                                                                      4,650               38,961
            Computerlinks AG                                                                       5,700               97,090
        *   Condomi AG                                                                             1,800                3,415
        *   CTS Eventim AG                                                                        14,800              295,957
            Curanum AG                                                                            21,500               55,128
        *   D. Logistics AG                                                                       37,750               67,822
      * #   DAB Bank AG                                                                           70,271              499,756
        *   Data Modul AG                                                                          3,194               48,383
        *   DEAG Deutsche Entertainment AG                                                        10,500               21,341
            Deutsche Euroshop AG                                                                  18,927              927,683
        *   Deutsche Steinzeug Cremer & Breuer AG                                                 87,200               90,536
      * #   Deutz AG                                                                              96,790              391,089
        *   Dierig Holding AG                                                                     10,500              175,145
            Dis Deutscher Industrie Service AG                                                    18,524              642,726
        *   Dom-Braugerei AG                                                                         900               25,312

            Douglas Holding AG                                                                    43,825            1,450,046
        *   Dr. Scheller Cosmetics AG                                                              4,000               19,628
        *   Drillisch AG                                                                          28,287              132,387
        *   Duerr Beteiligungs AG                                                                 17,593              349,862
            DVB Bank AG                                                                            7,124              967,410
        *   Eckert and Ziegler Strahlen - und Medizintechnik AG                                    3,000               33,278
        *   Elexis AG                                                                              8,600               76,974
            Elmos Semiconductor AG                                                                23,218              395,877
            ElreingKlinger AG                                                                      3,000              224,173
      * #   Em.TV AG                                                                              18,773               72,106
        *   Emprise Management Consulting AG                                                       8,950               19,535
        *   Epcos AG                                                                              55,500              881,305
            Erlus Baustoffwerke AG                                                                   297              141,231
        *   Escada AG                                                                             20,520              437,119
        *   Euwax AG                                                                                 536               19,262
        *   Evotec Biosystems AG                                                                  42,707              153,859
            Feilmann AG                                                                           29,181            2,016,941
        #   FJA AG                                                                                 9,889               65,656
            Fortec Elektronik AG                                                                   1,400               51,071
        *   Freenet.De AG                                                                         50,400            1,088,857
            Fuchs Petrolub AG Oel & Chemie                                                         6,693              668,086
            GFK AG                                                                                45,483            1,656,509
        *   Gft Technologies AG                                                                   22,600               51,999
        *   GPC Biotech AG                                                                        23,900              375,512
        #   Grenkeleasing AG                                                                      15,958              678,297
            Gwag Bayerische Wohnungs- Aktiengesellschaft AG                                        3,383              173,276
            Hamborner AG                                                                          21,000              627,738
            Hawesko Holdings AG                                                                    4,300              144,004
        *   Herlitz AG                                                                             6,962               26,404
            Hochtief AG                                                                           34,000            1,009,771
        *   Hoeft & Wessel AG                                                                      6,100               24,320
            Hucke AG                                                                               8,300               34,417
            Hugo Boss AG                                                                          25,100              719,360
            Hutschenreuther AG                                                                     2,800               35,400
        *   I-D Media AG                                                                           9,700               15,956
        *   IFA Hotel & Touristik AG                                                               7,000               65,886
        *   IM International Media AG                                                             19,800               16,081
      * #   Innovation in Traffic Systems AG                                                      12,300               55,676
            Interseroh AG                                                                         11,845              266,867
      * #   Intershop Deutschland AG                                                               7,955                7,718
        *   Intertainment AG                                                                       8,500               22,933
        *   Isra Vision Systems AG                                                                 3,650               61,169
            IVG Immobilien AG                                                                    143,237            2,179,536
            Iwka AG                                                                               26,613              648,382
        *   Jenoptik AG                                                                           67,265              719,330
            K & S Aktiengesellschaft AG                                                          129,500            6,596,434
            Kampa-Haus AG                                                                         10,375               84,577
            Keramag Keramische Werke AG                                                           13,000              818,692
      * #   Kloeckner-Werke AG                                                                    53,211              855,835
        *   Kontron AG                                                                            53,965              512,721
            Krones AG                                                                             10,180            1,042,394
            KSB AG                                                                                 2,387              418,646
            KWS Kleinwanzlebener Saatzucht AG                                                      1,650            1,328,738
        *   Leica Camera AG                                                                        4,400               25,249

            Leifheit AG                                                                           12,500              324,475
            Leoni AG                                                                              37,500            2,496,154
        *   Loewe AG                                                                               7,100               58,963
            LPKF Laser & Electronics AG                                                            9,000               35,949
            Masterflex AG                                                                          4,400              158,450
        *   Maternus-Kliniken AG, Bad Oyenhausen                                                     165                  109
        *   Maxdata AG                                                                            32,897              123,059
        *   Mediclin AG                                                                           30,850               74,210
      * #   Medigene AG                                                                            8,600               87,332
        *   Mensch und Maschine Software AG                                                       10,700               38,957
      * #   Morphosys AG                                                                           4,800              221,880
        *   Mosaic Software AG                                                                     5,200                6,655
            Muehlabauer Holdings AG & Co. KGAA                                                     7,423              274,453
        *   MVS Miete Vertrieb Service AG                                                         13,050               31,044
            MVV Energie AG                                                                        58,291            1,151,032
        *   MWG Biotech AG                                                                        30,700               21,682
        *   Nemetschek AG                                                                          7,400               66,949
        *   Neschen AG                                                                             5,800               21,596
        *   Norddeutsche Affinerie AG                                                             37,449              614,942
            Norddeutsche Steingutfabrik AG                                                         5,960               50,383
        *   November AG                                                                            5,400               40,504
        *   Ohb Teledata                                                                          12,650              111,644
        *   Pandatel AG                                                                            5,700                8,710
        *   Paragon AG                                                                            11,282              223,789
        *   Parsytec AG                                                                           11,900               44,345
            PC-Ware Information Technologies AG                                                    5,100               51,510
        *   Personal & Informatik AG                                                               5,900               61,904
            Pfeiffer Vacuum Technology AG                                                          8,250              367,915
        *   Pfleiderer AG                                                                         51,351              550,238
        *   Plambeck Neue Energien AG                                                             19,350               20,817
        *   Plasmaselect AG                                                                        4,290               22,833
        *   Plenum AG                                                                              9,300               20,617
        *   Primacom AG                                                                           15,200               24,552
        *   Produkte und Syteme der Informationstechnologie AG                                    10,300               44,540
            Progress-Werk Oberkirch AG                                                             5,000              205,379
        *   PVATepla AG                                                                           15,550               37,117
      * #   Qs Communications AG                                                                 124,164              618,103
            Rational AG                                                                           15,083            1,364,009
        *   Realtech AG                                                                            3,650               25,704
            Renk AG                                                                               19,400              683,894
            REpower Systems AG                                                                     5,000               94,685
            Rheinmetall Berlin AG                                                                 45,000            2,304,151
            Rhoen Klinikum AG                                                                     24,107            1,334,374
        *   Rinol AG                                                                               5,900               11,348
        *   Rohwedder AG                                                                           4,860               28,572
        *   Ruecker AG                                                                             7,800               25,398
        *   S.A.G. Solarstrom AG                                                                   4,319               29,332
            Salzgitter AG                                                                         85,948            1,737,674
            Sartorius AG                                                                          11,252              224,300
            Schlott Sebaldus AG                                                                    7,440              198,753
            Schwarz Pharma AG                                                                     30,101            1,249,192
            Sektkellerei Schloss Wachenheim AG                                                    15,120              184,419
        *   Senator Entertainment AG                                                                 980                1,967
      * #   SGL Carbon AG                                                                         57,758              759,240

      * #   Singulus Technologies AG                                                              36,100              638,157
            Sinner AG, Karlsruhe                                                                   4,160               60,896
            Sixt AG                                                                               19,433              352,695
        *   Sm Wirtschaftsberatungs AG                                                             3,350               26,130
        *   Software AG                                                                           34,296            1,048,876
            Stada Arzneimittel AG                                                                 50,186            1,321,970
            Stahl (R.) AG                                                                          6,300               95,203
      * #   Steag Hamtech AG                                                                      35,473               69,772
        *   Stoehr & Co. AG                                                                       16,000               72,500
        *   Strabag AG                                                                             4,840              301,942
            Stratec Biomedical Systems AG                                                          3,200               72,059
            Stuttgarter Hofbraeu AG                                                               18,000              575,114
            Sued-Chemie AG                                                                        29,146            1,067,674
      * #   Suess Microtec AG                                                                     17,785              142,778
            Syskoplan AG                                                                           3,300               22,379
        *   Syzygy AG                                                                             18,000              105,912
            Takkt AG                                                                              87,707              858,908
        *   Techem AG                                                                             29,076              971,402
            Technotrans AG                                                                         6,450              121,968
        *   Telegate AG                                                                           20,500              369,478
        *   Teles AG Informationstechnologien                                                     26,657              247,143
        *   Textilgruppe Hof AG                                                                   12,170              112,212
        *   TFG Venture Capital AG & Co. KGAA                                                      8,800               24,241
        *   Tomorrow Focus AG                                                                     42,650              125,675
        *   TTL Information Technology AG                                                          6,400               25,998
        *   TV Loonland AG                                                                         7,000               18,258
            United Internet AG                                                                    79,458            2,080,469
        *   Utimaco Safeware AG                                                                   12,200               60,865
        *   Value Management & Research AG                                                         7,650               22,571
        *   VBH (Vereinigter Baubeschlag-Handel) AG                                                9,415               46,915
        *   Vereinigte Deutsche Nickel-Werke AG                                                   12,150                8,065
        *   Vivacon AG                                                                             3,032               25,732
            Vossloh AG                                                                            21,469              970,693
            Wanderer-Werke AG                                                                      7,903              253,047
        *   WaveLight Laser Technologies AG                                                        1,159               19,532
        *   WCM Beteiligungs AG                                                                  346,726              603,815
            Westag and Getalit AG, Rheda-Wiedenbrueck                                              7,000               77,740
            Wuerttembergische Lebensversicherung AG                                               11,330              230,874
            Wuerttembergische Metallwarenfabrik AG                                                30,330              540,638
            Wuerzburger Hofbraeu AG                                                                  133               73,357
            Zapf Creation AG                                                                       7,500              158,255
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BMP AG Rights 12/06/04                                                                10,600                    0
        *   D. Logistics AG Rights 12/06/04                                                       37,750                    0
        *   Intershop Holding AG, Zurich Rights 12/14/04                                           7,955                    0
        *   Medigene AG Rights 11/09/04                                                            8,600                    0
        *   MWG Biotech AG Rights 12/09/04                                                        30,700                    0
        *   November AG Rights 12/07/04                                                            5,400                    0
        *   Paragon AG Rights 12/03/04                                                            11,282                    0

   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- GERMANY
     (Cost $58,435,826)                                                                                            82,230,805
                                                                                                           ------------------

   SWITZERLAND -- (9.9%)
   COMMON STOCKS -- (9.8%)
        *   4M Technologies Holding SA                                                             3,751               19,829
        *   A. Hiestad Holding AG                                                                    561              440,593
        *   Actelion, Ltd.                                                                         4,400              405,668
            AFG Arbonia-Forster Holding AG                                                         2,610              355,051
        *   Agie Charmilles Holding AG                                                             3,402              232,839
            Allreal Holding AG                                                                     5,733              539,396
            Also Holding AG                                                                          268               76,468
        *   Amazys Holding AG                                                                      2,152              106,085
        *   Ascom Holding AG                                                                      32,674              498,918
            Bachem AG                                                                              6,984              395,067
            Baloise-Holding                                                                        7,415              311,706
            Bank Coop AG                                                                          29,405            1,311,454
            Bank Sarasin & Cie Series B, Basel                                                       502              835,214
        *   Banque Cantonale de Geneve                                                             1,344              216,313
            Banque Cantonale du Jura                                                                 450              101,855
            Banque Cantonale Vaudoise                                                                600               92,619
            Banque Privee Edmond de Rothschild SA, Geneve                                            120            1,472,010
            Barry Callebaut AG                                                                     3,526              866,473
            Basellandschaftliche Kantonalbank                                                        600              459,423
            Basler Kantonalbank                                                                    5,250              415,936
            Batigroup Holding AG                                                                   9,987              120,441
            Belimo Holdings                                                                          593              345,669
        *   Berna Biotech                                                                         33,198              285,121
            Berner Kantonalbank                                                                    4,815              684,299
            BHB Beteiligungs und Finanzgesellschaft                                                  150                5,788
            Bobst Group SA                                                                        18,200              718,899
            Bossard Holding AG                                                                     6,350              365,558
            Bucher Industries AG, Niederweningen                                                   3,355              717,077
            BVZ (Brig Visp Zermatt) Holding AG                                                       370               81,334
        #   Caisse d'Epargne Cantonale Vaudoise, Lausanne                                            697              681,761
            Calida Holding AG                                                                        396              102,229
        *   Card Guard AG                                                                          5,402               21,786
            Carlo Gavazzi Holding AG                                                                 910               68,889
            Charles Voegele Holding AG                                                             3,960              176,721
            Cie Financiere Tradition                                                               5,202              478,781
            Conzzeta Holdings AG                                                                   1,415            1,425,684
        *   COS Computer Systems AG                                                                2,430               70,028
        *   Crossair AG, Basel                                                                    13,517              100,668
            Daetwyler Holding AG, Atldorf                                                            348              775,487
            Edipresse SA, Lausanne                                                                   694              359,300
            EGL (Elektrizitaets-Gesellschaft Laufenberg) AG, Laufenberg                            3,761            3,269,055
            Eichhof Holding AG                                                                       188              178,546
            Ems-Chemie Holding AG                                                                  3,663              324,788
            Energie Electrique du Simplon SA                                                         350               74,489
            Energiedienst Holding AG                                                               8,265            2,858,844

            Escor Casino & Entertainment AG                                                          744               20,884
        *   Feintol International Holding AG                                                         254               49,962
        *   Fischer (Georg) AG, Schaffhausen                                                       3,073              793,343
        *   Flughafen Zuerich AG                                                                   3,965              452,273
        *   Forbo Holding AG, Eglisau                                                              1,100              307,418
            Fuchs Petrolub AG Oel & Chemie Non-Voting                                              6,003              602,199
            Galenica Holding, Ltd. AG, Bern                                                        6,922            1,262,283
        *   Generale d'Affichage                                                                   1,772              279,337
            Generali (Switzerland) Holdings, Adliswil                                              1,670              323,992
        *   Getaz Romang Holding SA                                                                  125               21,933
        *   Golay-Buchel Holding SA, Lausanne                                                         40               27,484
            Gornergrat Monte Rasa-Bahnen Zermatt                                                      70               55,326
            Gurit-Heberlein AG                                                                     1,125              898,356
        #   Helvetia Patria Holding                                                                4,331              603,650
            Industrieholding Cham AG, Cham                                                           864              197,373
        *   Interroll-Holding SA                                                                     320               42,077
            Jelmoli Holding AG                                                                     1,521            2,099,679
        #   Jelmoli Holding AG, Zuerich (Namen)                                                    2,835              775,170
            Kaba Holding AG                                                                        2,970              826,023
            Kardex Ag, Zuerich                                                                     8,245              233,511
        *   Komax Holding AG                                                                       4,975              426,847
        *   Kudelski SA                                                                           22,850              858,072
            Kuoni Reisen Holding AG                                                                3,130            1,328,346
        *   Leica Geosystems Holdings AG                                                           3,216              949,370
        *   Lem Holdings AG, Lyss                                                                    371               89,386
        *   Logitech International SA                                                             22,086            1,300,814
            Luzerner Kantonalbank AG                                                               5,601            1,026,917
        *   Maag Holding AG, Zuerich                                                                 922              138,272
        *   Micronas Semi                                                                         24,941            1,075,763
        *   Mikron Holding AG, Biel                                                               10,454              139,843
        *   Mobilezone Holding AG                                                                 13,349               47,304
        *   Moevenpick-Holding, Zuerich                                                            1,320              389,546
            Nobel Biocare Holding AG                                                              23,200            4,166,724
            Orell Fussli Graphische Betriebe Ag, Zuerich                                           2,400              280,212
            Oz Holding AG                                                                          4,400              244,688
        *   Parco Industriale e Immobiliare SA                                                       600                1,846
            Phoenix Mecano AG, Stein am Rhein                                                      2,749              763,551
            Phonak Holding AG                                                                     48,668            1,535,747
            PSP Swiss Property AG                                                                 47,132            2,013,291
            Publicitas Holding SA, Lausanne                                                        1,937              565,193
            Rieters Holdings AG                                                                    5,207            1,513,291
            SAIA-Burgess Electronics AG                                                              693              417,546
            Sarna Kunststoff Holding AG                                                            1,760              167,919
        *   Saurer AG                                                                             17,705            1,055,431
        *   Schaffner Holding AG                                                                     888              140,286
        *   Schweiter Technology AG                                                                1,103              208,217
            Schweizerhall Holding AG, Basel                                                          140              218,774
            Schweizerische National Versicherungs Gesellschaft                                       917              474,301
        *   SEZ Holding AG                                                                         2,982               71,907
            SIA Abrasives Holding AG                                                                 878              172,818
            Siegfried Holding AG                                                                   8,560            1,058,814
            Sig Holding AG                                                                         6,922            1,560,034
        *   Sihl                                                                                     150                  395
        *   Sika Finanz AG, Baar                                                                   2,303            1,360,460

            Sopracenerina                                                                          2,409              486,579
        #   St. Galler Kantonalbank                                                                3,636              891,921
            Sulzer AG, Winterthur                                                                  1,637              621,822
        *   Swiss Prime Site AG                                                                    3,460              858,703
        *   Swissfirst AG                                                                            207               19,971
        *   Swisslog Holding AG                                                                   17,025               14,172
        *   Swissquote Group Holding SA                                                              270               22,053
        *   Tamedia AG                                                                             5,300              478,384
        #   Tecan Group AG                                                                         5,859              159,801
        *   Temenos Group AG                                                                      35,359              290,073
        *   UMS Schweizerische Metallwerke Holding AG, Bern                                        2,560               25,816
            Unaxis Holding AG                                                                      2,013              212,689
            Unilabs SA                                                                             6,102              180,517
        *   Valiant Holding AG                                                                    17,966            1,630,558
            Valora Holding AG                                                                      3,485              844,637
            Vaudoise Assurances Holding, Lausanne                                                     45               79,207
            Villars Holding SA, Fribourg                                                             150               38,818
        *   Von Roll Holding AG, Gerlafingen                                                      46,048               44,003
            Vontobel Holdings AG                                                                  58,345            1,356,586
            Walliser Kantonalbank                                                                    351              104,840
        *   Wmh Walter Meier Holding Ag, Zuerich                                                   1,000               53,521
            Zehnder Holding AG                                                                       512              623,935
            Zschokke Holding SA, Geneve                                                              431              213,711
        *   Zueblin Holding AG                                                                    25,262              201,744
            Zuger Kantonalbank                                                                       590            1,501,879
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $42,935,999)                                                                                            70,034,297
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.1%)
            Fuchs Petrolub AG Oel & Chemie                                                         6,003              580,677
                                                                                                           ------------------
   (Cost $266,229)

   RIGHTS/WARRANTS -- (0.0%)
        *   Helvetia Patria Holding Rights 12/07/04                                                4,331               48,338
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Swiss Francs                                                                                                8,678
                                                                                                           ------------------
   (Cost $7,914)
   TOTAL -- SWITZERLAND
     (Cost $43,210,142)                                                                                            70,671,990
                                                                                                           ------------------

   ITALY -- (7.8%)
   COMMON STOCKS -- (7.8%)
            Acea SpA                                                                             163,000            1,664,643
            Acegas SpA                                                                            31,875              314,932
        *   Actelios SpA                                                                          25,801              208,610
        *   Aedes SpA (Sta Ligure Lombarda per Imprese & Costruzioni)                              4,291               19,974
            Aem Torino SpA                                                                       450,627            1,122,396
            Aeroporto de Firenze SpA                                                               6,000               76,679
        *   Alitalia Linee Aeree Italiane SpA Series A                                         3,706,002            1,271,617

            Amplifon SpA                                                                          18,242              840,572
            Azienda Mediterranea Gas e Acqua SpA                                                 360,014              697,642
        #   Banca Ifis SpA                                                                        19,351              235,970
            Banca Intermobiliare di Investimenti e Gestoni SpA                                   132,998              963,369
        #   Banca Popolare Dell'etruria e Del Lazio Scrl                                          23,918              573,112
            Banca Profilo SpA                                                                    114,243              266,334
            Banco di Desio e della Brianza SpA                                                   109,105              672,384
        #   Banco Piccolo Valellinese Scarl SpA                                                   56,071              678,216
        *   Beghelli SpA                                                                         142,000              107,715
            Beni Stabili SpA, Roma                                                             1,309,500            1,289,545
            Biesse SpA                                                                            17,100               58,785
            Bonifica dei Terreni Ferraresi e per Imprese Agricole Roma                             9,675              250,034
            Bremba SpA                                                                            74,782              543,516
            Buzzi Unicem SpA                                                                      94,100            1,319,171
            Caltagirone Editore SpA                                                              132,868            1,129,525
        #   Caltagirone SpA                                                                      178,399            1,343,666
            CAMFIN (Cam Finanziaria)                                                              36,527              103,162
            Carraro SpA                                                                           34,400              158,649
            Cementir Cementerie del Tirreno SpA                                                  249,704            1,242,882
        *   Centrale del Latte di Torino & Co. SpA                                                 4,182               23,465
            CIR SpA (Cie Industriale Riunite), Torino                                            591,100            1,482,384
        *   Cirio Finanziaria SpA                                                                175,000               40,469
            Class Editore SpA                                                                     83,868              192,279
      * #   CMI SpA                                                                               90,302              377,195
        *   Coats Cucirini SpA                                                                    30,000               43,658
        *   Compagnia Immobiliare Azionaria                                                       44,000                8,070
            Credito Artigiano SpA                                                                114,446              483,653
        #   Cremonini SpA                                                                        135,428              316,883
        *   CSP International Industria Calze SpA                                                 10,000               17,229
            Danieli & C.Officine Meccaniche SpA                                                   66,500              399,333
            Davide Campari - Milano SpA                                                           27,599            1,671,921
            De Longhi SpA                                                                        139,386              593,914
      * #   Ducati Motor Holding SpA                                                             129,900              160,111
            Emak SpA                                                                              27,000              133,324
            Erg SpA                                                                              173,330            1,929,190
            Ergo Previdenza SpA                                                                   95,165              520,985
            Esprinet SpA                                                                           3,700              183,832
        *   Finarte Casa d'Aste SpA (Milano)                                                      56,266               67,464
        *   Finarte Partecipazioni Pro Arte SpA                                                  242,693               24,353
      * #   Finmatica SpA                                                                         35,900              108,737
            Gabetti Holding SpA                                                                   55,000              159,475
            Gefran SpA                                                                            11,000               63,680
        #   Gemina SpA                                                                           331,283              391,350
            Gewiss SpA                                                                           221,700            1,217,089
        *   Giovanni Crespi SpA                                                                   49,200               54,770
            Grandi Navi Veloci SpA                                                                53,833              181,345
        #   Granitifiandre SpA                                                                    33,237              273,193
        *   Gruppo Ceramiche Ricchetti SpA                                                        41,000               78,032
            I Grandi Viaggi SpA                                                                   28,100               40,255
      * #   Immobiliare Lombardia SpA                                                            425,000               99,955
        #   Immsi SpA                                                                            287,000              561,228
        #   Impregilo SpA                                                                        592,300              324,324
            Industria Macchine Automatique SpA                                                    33,671              498,330
        *   Industria Romagnola Conduttori Elettrici SpA                                          17,500               63,516

            Industrie Zignago S. Margherita SpA                                                   52,000            1,052,598
            Interpump Group SpA                                                                   75,402              393,789
        *   ITALJOLLY (Cia Italiana dei Jolly Hotels SpA)                                         34,500              267,291
            Italmobiliare SpA, Milano                                                             20,975            1,214,946
        *   Juventus Footbal Club SpA                                                             98,000              197,034
            La Doria SpA                                                                          22,000               62,983
        *   Lavorwash SpA                                                                         10,000               23,134
            Linificio and Canapificio Nazionale SpA                                               22,000               83,998
            Maffei SpA                                                                            52,500              109,607
            Manifattura Lane Gaetano Marzotto & Figli SpA                                        138,000            2,458,770
        *   Marcolin SpA                                                                          35,100               58,187
            Mariella Burani Fashion Group SpA                                                     26,077              278,432
            Meliorbanca SpA                                                                       90,667              379,533
            Merloni Elettrodomestici SpA                                                         155,000            2,600,000
            Milano Assicurazioni SpA                                                             266,700            1,343,898
            Mirato SpA                                                                            12,000              102,507
        *   Monrif SpA                                                                           150,000              168,172
        *   Montefibre SpA                                                                       143,130               51,614
            Navigazione Montanari SpA                                                            110,917              343,174
        *   Necchi SpA                                                                           164,250               15,499
        *   Negri Bossi SpA                                                                       13,700               41,907
        *   NGP SpA                                                                               17,891                8,322
            Olidata SpA                                                                           20,000               22,344
        *   Opengate Group SpA                                                                     4,000               10,154
        *   Pagnossin SpA                                                                          9,000                6,806
            Permasteelisa SpA                                                                     24,470              406,522
            Pininfarina SpA                                                                       31,285              927,115
            Pirelli & C.Real Estate SpA                                                            9,600              458,033
            Poligrafici Editoriale SpA                                                           132,000              279,695
        *   Premafin Finanziaria SpA Holding di Partecipazioni, Roma                             342,051              526,834
            Premuda SpA                                                                          109,728              200,133
        *   Ratti SpA                                                                             31,768               18,992
            Recordati Industria Chimica e Farmaceutica SpA                                        58,644            1,324,871
      * #   Reno de Medici SpA, Milano                                                           332,210              347,299
        *   Richard-Ginori 1735 SpA                                                              140,800               99,957
            Risanamento Napoli SpA                                                               255,850              616,779
            Sabaf SpA                                                                              9,200              225,323
        #   SAES Getters SpA                                                                      14,750              322,432
        *   Schiapparelli 1824 SpA, Milano                                                       831,000               47,496
        *   Sirti SpA                                                                             29,967               73,121
            SISA (Societa Imballaggi Speciali Asti SpA)                                           65,000              186,343
      * #   SNIA SpA                                                                             227,590               76,981
            Societe Cattolica di Assicurazoni Scarl SpA                                           27,170            1,196,246
            Sogefi SpA                                                                           182,500              772,069
            Sol SpA                                                                               81,830              411,669
        *   SOPAF (Societa Partecipazioni Finanziarie SpA)                                        85,000               15,764
        *   Sorin SpA                                                                            341,385            1,023,348
        *   STA Metallurgica Italiana SpA                                                        282,640              177,891
            Stefanel SpA                                                                          54,400              128,807
            Targetti Sankey SpA                                                                   14,500               84,833
        *   Tecnodiffusione Italia SpA                                                             3,332                8,857
            Terme Demaniali di Acqui SpA                                                         532,000              424,723
            Tod's Group SpA                                                                       30,476            1,384,971
            Trevi-Finanziaria Industriale SpA                                                     52,400               82,126

        *   Vemer Siber Group SpA                                                                 46,000               38,836
        *   Viaggi del Ventaglio SpA                                                              58,384               78,995
            Vianini Industria SpA                                                                 52,520              175,755
            Vianini Lavori SpA                                                                   180,752            1,341,022
            Vittoria Assicurazioni SpA                                                            51,500              435,728
            Zucchi (Vincenzo) SpA                                                                144,350              723,442
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $36,266,091)                                                                                            55,875,798
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Immsi SpA Rights 12/20/04                                                            287,000               30,515
        *   Tecnodiffusione Italia SpA Warrants 11/15/04                                           1,332                  141
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         30,656
                                                                                                           ------------------

   TOTAL -- ITALY
     (Cost $36,266,091)                                                                                            55,906,454
                                                                                                           ------------------

   SWEDEN -- (7.3%)
   COMMON STOCKS -- (7.3%)
      * #   Active Biotech AB                                                                     38,640              209,994
            Addtech AB Series B                                                                   22,300              172,786
            Alfa Laval AB                                                                         18,600              292,064
        *   Alfaskop AB                                                                            3,200                  380
            Angpannefoereningen AB Series B                                                       10,800              225,219
        *   Anoto Group AB                                                                       134,833              203,001
            Axfood AB                                                                             73,400            2,336,155
      * #   Axis AB                                                                               76,994              212,799
        *   B & N Bylock & Nordsjoefrakt AB Series B                                              41,800              130,349
        *   Ballingslov International AB                                                           2,800               37,283
            Beiger Electronics AB                                                                 11,700              124,664
            Beijer AB Series B                                                                    11,700              208,979
            Beijer Alma AB Series B                                                               10,400              181,199
            Bergman & Beving AB Series B                                                          36,200              382,361
            Biacore International AB                                                              11,150              223,292
            Bilia AB Series A                                                                    116,725            1,859,130
            Billerud AB                                                                           58,700              982,918
        *   Boliden AB                                                                           197,400              762,261
        *   Bong Ljungdahl AB                                                                      9,000               46,960
        *   Boras Waefveri AB Series B                                                             8,600               31,794
        *   Boss Media AB                                                                         63,200              230,507
        *   Capio AB                                                                              78,700              877,752
            Capona AB                                                                             25,400              362,769
            Carbo AB                                                                              37,100            1,020,954
            Castellum AB                                                                          43,600            1,514,584
            Cloetta AB Series B                                                                   22,250              691,991
            Concordia Maritime AB Series B                                                        37,300              183,219
        *   Consilium AB Series B                                                                  5,246               23,758
            D. Carnegie & Co. AB                                                                  74,000              852,252
            Digital Illusions AB Series A                                                          7,800               70,699
        *   Doro Telefoni AB Series A                                                              2,000                2,973

        *   Duroc AB Series B                                                                      2,700                6,053
        *   Elekta AB                                                                             28,600              782,316
        *   Enea Data AB Series B                                                                440,000              281,920
            Eniro AB                                                                             154,000            1,510,294
        *   Expanda AB                                                                             6,547               39,051
            Fagerhult AB                                                                          14,100              201,829
        *   Finnveden AB                                                                          57,000              636,315
      * #   Framtidsfabriken AB                                                                  966,000               73,365
        *   Frontec AB Series B                                                                   50,800               49,078
            Getinge AB                                                                           176,604            2,192,889
            Geveko AB Series B                                                                     8,300              211,396
        *   Glocalnet AB                                                                         187,500               71,800
            Gorthon Lines AB Series B                                                             41,800              130,552
            Gunnebo AB                                                                            50,000              628,051
            Haldex AB                                                                             39,000              638,272
            Heba Fastighets AB Series B                                                           13,500              229,920
            Hexagon AB Series B                                                                    3,572              150,552
            Hiq International AB                                                                  41,889              116,653
            HL Display AB Series B                                                                 6,000              111,874
            Hoganas AB Series B                                                                   38,200              989,084
        *   IBS AB Series B                                                                       83,200              144,342
        *   Industrial & Financial AB Series B Issue 2004                                         59,300               40,532
        *   Industrial & Financial Systems AB Series B                                            59,300               40,532
        *   Industrifoervaltnings AB Skandigen                                                    63,975              228,339
        *   Intentia International AB Series B                                                   149,420              292,165
        *   Intrum Justitia AB                                                                   115,700              775,115
        *   Invik and Co. AB Series B                                                            155,400            1,526,412
            Karlshamns AB                                                                         23,800              338,634
        *   Klippans Finpappersbruk AB                                                             5,800               14,237
            Klovern AB                                                                            53,276              146,730
            Kungsleden AB                                                                         17,600              685,801
            Lagercrantz Group AB Series B                                                         23,800               63,108
        *   LB Icon AB                                                                            14,530               66,840
        #   Lindex AB                                                                             16,100              543,017
            Ljungberg Gruppen AB Series B                                                          3,800               81,399
        *   Lundin Petroleum AB                                                                  322,400            2,184,460
        *   Mandator AB                                                                           20,520                3,756
            Meda AB Series A                                                                       9,725              328,370
        *   Medivir Series B                                                                      10,650              166,770
        *   Micronic Laser Systems AB                                                             42,600              400,382
        *   Modern Times Group AB Series B                                                        48,700            1,237,538
            Naerkes Elektriska AB Series B                                                         4,250               65,588
            NCC AB Series B                                                                      118,100            1,490,795
            Nefab AB Series B                                                                      5,100              130,599
        *   Net Insight AB Series B                                                              199,000               60,422
            New Wave Group AB                                                                     20,800              406,828
            Nibe Industrier AB                                                                    22,800              624,802
        *   Nobia AB                                                                              13,800              209,480
            Nolato AB Series B                                                                    42,840              360,515
            Observer AB                                                                          137,856              591,079
            OEM International AB Series B                                                          7,100              121,429
        *   OMHEX AB                                                                              78,100              986,544
            Orc Software AB                                                                       16,500              132,668
        *   Ortivus AB                                                                            11,507               42,379

        *   Partnertech AB                                                                         9,800              105,430
        #   PEAB AB Series B                                                                     105,200              971,177
        *   Pergo AB                                                                              43,300              165,796
            Poolia AB Series B                                                                    18,150               89,718
        *   Prevas AB Series B                                                                    16,000               46,435
      * #   Pricer AB Series B                                                                   431,500               85,049
        *   Proact It Group AB                                                                    15,000               49,461
        *   Proffice AB                                                                           72,800              168,785
            Profilgruppen AB                                                                       4,000               38,987
            Protect Data AB                                                                        6,500               66,638
        *   PyroSequencing AB                                                                     51,940               58,587
            Q-Med AB                                                                              34,000              875,753
        *   Readsoft AB Series B                                                                  17,800               38,964
        #   Rottneros Bruk AB                                                                    366,600              409,523
            Salus Ansvar AB Series B                                                              12,900               40,690
            Sardus AB                                                                             11,200              177,565
        *   Scribona AB Series A                                                                  40,100               77,915
        *   Scribona AB Series B                                                                  46,300               93,154
        *   Semcon AB                                                                             18,300               75,045
        *   Sigma AB Series B                                                                     25,800               25,367
            Skistar AB                                                                            21,000              412,062
            SSAB Swedish Steel Series A                                                           60,300            1,454,603
            SSAB Swedish Steel Series B                                                           17,100              405,107
            Sweco AB Series B                                                                     23,450              427,288
      * #   Switchcore AB                                                                        154,820               49,893
        *   Teleca AB Series B                                                                    69,200              363,727
        *   Telelogic AB                                                                         196,200              460,160
        *   Ticket Travel Group AB                                                                15,152               26,975
            Trelleborg AB Series B                                                                75,400            1,248,367
            TV 4 AB Series A                                                                      22,200              418,231
        *   Uniflex AB Series B                                                                    3,630               25,084
        *   VBG AB Series B                                                                          271                4,374
        #   Wallenstam Byggnads AB Series B                                                       16,700              668,283
        *   Wedins Norden AB Series B                                                            280,000               30,375
        *   Westergyllen AB Series B                                                               4,300               62,609
            Whilborg Fastigheter AB Class B                                                      164,145            3,261,797
            Wilh. Sonesson AB Series A                                                             4,160               15,919
            Wilh. Sonesson AB Series B                                                             4,160               14,837
            WM-Data AB Series B                                                                  437,600              996,043
            Xponcard Group AB                                                                      2,800               51,728
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $31,114,196)                                                                                            52,095,418
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Active Biotech AB Rights 12/06/04                                                     38,640                  230
        *   Duroc AB Rights 11/08/04                                                               2,700                    0
        *   Nanook Investment Special Rights                                                         250                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            230
                                                                                                           ------------------

   TOTAL -- SWEDEN
     (Cost $31,114,196)                                                                                            52,095,648
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   NETHERLANDS -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Aalberts Industries NV                                                                25,910            1,063,468
            Accell Group NV                                                                        5,260              279,951
        *   AFC Ajax NV                                                                           10,787              119,798
            Airspray NV                                                                            3,800               95,811
            AM NV                                                                                 75,747              688,757
            Arcadis NV                                                                            14,000              220,644
        *   ASM International NV                                                                  40,484              648,026
        *   Atag Group NV                                                                          4,630                1,784
            Athlon Groep NV                                                                       34,250              783,312
            Batenburg Beheer NV                                                                    3,000              120,999
        *   Begemann Groep NV                                                                     11,909               37,276
        *   Begemann Groep NV Series B                                                            13,451                4,473
            Beter Bed Holding NV                                                                   4,900               89,904
            Boskalis Westminster NV                                                               51,300            1,499,200
            Brunel International NV                                                               12,000              130,510
            Buhrmann NV                                                                          112,817            1,007,851
        *   Crucell NV                                                                            33,880              407,173
        #   Draka Holding NV                                                                      24,283              300,384
        *   Econosto NV                                                                           17,305               33,643
        #   Eriks Group NV                                                                         9,483              501,554
            Exact Holding NV                                                                      19,764              564,049
            Fornix Biosciences NV                                                                  2,665               49,043
      * #   Fox Kids Europe NV                                                                    66,840            1,217,849
            Gamma Holding NV                                                                      15,705              745,484
            Gemeenschappeljk Bezit Crown van Gelder NV                                            12,000              257,173
      * #   Getronics NV                                                                         554,907            1,172,086
            Grolsche NV                                                                           32,100              961,948
            Grontmij NV                                                                            2,053              108,890
      * #   Hagemeyer NV                                                                         493,757            1,004,690
        #   Heijmans NV                                                                           19,031              586,905
            ICT Automatisering NV                                                                  5,800               90,226
        #   Imtech NV                                                                             28,645              911,124
      * #   Ispat International NV                                                                84,322            3,534,696
            Kas Bank NV                                                                           42,888              847,054
        *   Kendrion NV                                                                           21,454               49,473
            Koninklijke Bam NV                                                                    25,037            1,070,918
            Koninklijke Frans Maas Groep NV                                                       12,349              509,068
            Koninklijke Nedlloyd NV                                                               33,528            1,701,290
            Koninklijke Ten Cate NV                                                               11,531              784,169
        #   Koninklijke Vopak NV                                                                  50,371            1,088,020
      * #   Laurus NV                                                                             92,985              551,327
            MacIntosh NV                                                                          15,590              484,765
        *   Maverix Capital NV                                                                     1,500               75,756
            Nederlandsche Apparatenfabriek                                                        14,000              511,407
            NH Hoteles                                                                            21,703              260,057
            Nutreco Holding NV                                                                    31,673              774,812
            NV Holdingsmij de Telegraaf                                                           42,524            1,012,196
            Oce NV                                                                                96,974            1,449,687
            Opg Groep NV Series A                                                                 12,903              702,454
      * #   Petroplus International NV                                                            22,363              228,907

        *   Pharming Group NV                                                                     67,601              188,709
            Pinkroccade NV                                                                        16,914              306,846
            Randstad Holdings NV                                                                  21,290              818,369
            Reesink NV                                                                             2,050              151,517
            Roto Smeets de Boer NV                                                                 2,640              119,294
            Rubber Cultuur Maatschappij Amsterdam NV                                              40,800              170,449
        *   Samas-Groep NV                                                                        24,184              163,659
        *   Semiconductor Industries NV                                                           21,900              119,407
        #   Sligro Food Group Beheer                                                              15,046              687,436
            Smit Internationale NV                                                                20,578              854,498
            Stern Groep NV                                                                         1,236               47,775
            Stork NV                                                                              34,021            1,091,265
        *   Textielgroep Twenthe NV                                                                1,000                3,323
        *   Tulip Computers NV                                                                    53,860               15,040
            Twentsche Kabel Holding NV                                                            18,244              697,129
            United Services Group NV                                                              18,374              415,023
            Univar NV                                                                             10,125              274,668
      * #   Van Der Mollen Holding NV                                                             57,660              346,827
            Vedior NV                                                                             21,796              365,984
      * #   Versatel Telecom International NV                                                    376,079              999,570
        *   Wegener Arcade NV .                                                                   70,830              849,632
                                                                                                           ------------------

   TOTAL -- NETHERLANDS
     (Cost $21,941,138)                                                                                            40,026,461
                                                                                                           ------------------

   FINLAND -- (5.5%)
   COMMON STOCKS -- (5.5%)
            Alandsbanken AB Series B                                                               4,890              123,480
        *   Aldata Solutions Oyj                                                                  64,735               93,905
            Alma Media Oyj                                                                        34,388              420,459
        *   Amanda Capital Oyj                                                                   180,700               45,728
            Amer-Yhtymae Oyj Series A                                                             25,370            1,345,755
            Aspo P.L.C.                                                                            8,200              176,419
        #   Aspocomp Group P.L.C.                                                                 12,738              180,482
            Basware Oyj                                                                            7,050               80,234
        *   Benefon Oy                                                                             1,900                  380
        *   Biotie Therapies Oyj                                                                  39,754               55,020
            Capman Oyj Series B                                                                   12,485               37,169
            Chips Corp. Series B                                                                  17,750              534,411
        *   Componenta Oyj                                                                         5,400               38,659
        #   Comptel Oyj                                                                          149,541              380,110
            Efore Oy                                                                              12,920              120,688
            Elcoteq Network Corp.                                                                 21,260              511,801
            Elektrobit Group Oyj                                                                 663,597              495,511
        *   Elisa Communications Corp.                                                            74,525            1,237,543
        *   Eq Online Oyj                                                                         23,900               66,200
        *   Evox Rifa Group Oyj                                                                   51,210                6,797
            Finnair Oyj                                                                          118,150              808,760
            Finnlines Oyj                                                                         60,560            1,055,412
        #   Fiskars Oy AB Series A                                                                41,270              753,976
      * #   F-Secure Oyj                                                                         140,928              342,884
        #   HK Ruokatalo Oy Series A                                                              26,160              249,930

            Honkarakenne Oy Series B                                                               3,030               22,573
            Huhtamaki Van Leer Oyj                                                               125,650            1,838,464
            Ilkka-Yhtyma Oyj                                                                       7,560               85,072
        *   Incap Oyj                                                                             11,000               29,275
            J.W. Suominen Yhtyma Oy                                                               17,955              102,768
            Jaakko Poyry Group Oyj                                                                14,610              391,522
            KCI Konecranes International Oyj                                                      13,800              639,204
        *   Kemira GrowHow Oyj                                                                    25,160              183,913
            Kemira Oyj                                                                           118,400            1,638,806
        #   Kesko Oyj                                                                             32,060              745,591
            Laennen Tehtaat Oy                                                                     5,870               94,359
        #   Lassila & Tikanoja Oyj                                                                33,980              578,373
        *   Lassila & Tikanoja Oyj                                                                 6,796              115,675
        #   Lemminkainen Oy                                                                       16,600              394,466
            Leo Longlife Oy                                                                        2,920               34,918
            Martela Oy                                                                               530                9,439
            Metsaemarkka Oyj Series B                                                                700                7,085
            New Kyro Corp. Oyj                                                                    91,340              460,984
            Nokian Renkaat Oyj                                                                    12,180            1,751,041
            Nordic Aluminium Oy                                                                    1,900               25,798
        *   Okmetic Oyj                                                                           16,204               57,169
            Okobank Class A                                                                      101,080            1,405,268
            Olvi Oyj Series A                                                                      3,320               58,803
            Orion-Yhtyma Oyj Series A                                                             41,180              650,902
            Orion-Yhtyma Oyj Series B                                                             60,920              967,283
            Oy Stockmann AB Series B                                                              30,200              919,549
            Perlos P.L.C. Warrants 04/04/04                                                       72,311            1,225,523
            PK Cables Oyj                                                                         16,590              226,454
        *   Pmj Automec Oyj                                                                       23,910               22,290
            Pohjola Group P.L.C. Series D                                                        146,205            1,624,529
            Ponsse Oyj                                                                            12,600              250,161
        *   Proha Oyj                                                                             51,232               32,062
            Raisio Group P.L.C. Series V                                                         118,423              299,404
            Rakentajain Koneuvokrammo Oy                                                          10,260               96,147
            Ramirent Oyj                                                                          12,270              328,144
        #   Rapala VMC Oyj                                                                        36,040              273,212
            Rautaruukki Oyj Series K                                                             188,780            2,277,859
            Raute Oy Series A                                                                      2,390               27,415
            Rocla Oy                                                                               1,300               13,992
        *   Saunalahti Group Oyj                                                                 124,754              259,017
        #   Scanfil Oyj                                                                           63,879              411,959
            Sponda Oyj                                                                           109,111            1,023,285
            Stockmann Oyj AB                                                                      35,240            1,071,357
        *   Stonesoft Corp.                                                                       49,279               34,798
            Sysopen P.L.C.                                                                         7,720               34,011
            Talentum Oyj                                                                          18,300              150,963
        *   Tecnomen Holding Oyj                                                                  49,370               89,242
            Teleste Corp. Oyi                                                                     14,699              111,711
            Tulikivi Oyj                                                                           5,710               53,134
            Turkistuottajat Oy                                                                     2,590               29,515
            Uponor Oyj Series A                                                                   88,800            1,624,826
            Vacon Oyj                                                                             14,537              227,242
            Vaisala Oy Series A                                                                   19,050              501,864
            Viking Line AB                                                                        10,360              324,190

        #   Wartsila Corp. Oyj Series B                                                           66,460            2,306,907
            Yit-Yhtymae Oyj                                                                       67,708            1,506,257
            Yomi Oyj                                                                              15,450              142,373
                                                                                                           ------------------

   TOTAL -- FINLAND
     (Cost $21,865,536)                                                                                            38,969,856
                                                                                                           ------------------

   GREECE -- (5.3%)
   COMMON STOCKS -- (5.3%)
        *   A. Cambas Holding & Real Estate S.A.                                                  45,937              147,207
        *   Aegek S.A.                                                                            99,835               91,564
        *   Agrotiki Insurance S.A.                                                               34,455              128,777
            Aktor Technical Co. S.A.                                                             196,380              761,610
            Alco Hellas ABEE S.A.                                                                 38,730               71,520
        *   Alfa Alfa Energy S.A.                                                                  3,810               10,943
            Alfa-Beta Vassilopoulos S.A.                                                          15,172              252,142
            Alisida S.A.                                                                           2,160               10,231
        *   Allatini Industrial & Commercial Co.                                                  15,370               25,012
            Alte Technological Co. S.A.                                                           85,048               32,768
        *   Altec Information & Communication Systems S.A.                                        80,278               46,934
            Alumil Milonas S.A.                                                                   27,516               92,576
        *   Aluminum of Attica S.A.                                                              104,982               40,455
            Anek Lines S.A.                                                                       60,821               87,231
            Arcadia Metal Industry C. Rokas S.A.                                                  22,389              220,541
            AS Co. S.A.                                                                           25,370               35,716
        *   Aspis Bank S.A.                                                                       45,604              156,621
        *   Aspis Pronia General Insurance S.A.                                                   48,640               45,913
        *   Astir Palace Vouliagmenis S.A.                                                        58,560              429,572
        *   Athens Medical Center S.A.                                                           104,974              198,036
            Athens Water Supply & Sewage Co. S.A.                                                 53,245              367,140
            Atlantic Super Market S.A.                                                            13,640               24,526
            Attica Enterprises S.A. Holdings                                                     138,964              539,366
            Attica Publications S.A.                                                              16,674              101,891
            Atti-Kat S.A.                                                                         88,984               53,300
            Autohellas S.A.                                                                       44,980              185,566
            Babis Vovos S.A.                                                                      50,982              774,287
            Balafas Construction Holdings S.A.                                                    15,200                4,450
            Bank of Attica S.A.                                                                  115,721              657,908
            Bank of Greece                                                                         9,296            1,176,042
            Bank of Piraeus S.A.                                                                 163,829            2,573,981
            Benrubi S.A.                                                                          11,121              199,458
            Betanet S.A.                                                                          11,220               52,220
        *   Bitros Holdings S.A.                                                                  19,302               80,102
            Byte Computers S.A.                                                                   17,230               47,610
            Chipita S.A.                                                                          60,222              173,974
            Commercial Bank of Greece                                                              1,960               59,763
        *   Compucon Computer Applications S.A.                                                   11,260                9,884
            Computer Peripherals International S.A.                                                9,110               15,599
            Cyclon Hellas S.A                                                                     18,131               18,082
            Daios Plastics S.A.                                                                   16,350              125,687
            Delta Holdings S.A.                                                                   33,747              256,002
            Dionic S.A.                                                                           12,948               13,277

            Domiki Krittis S.A.                                                                   17,730               18,399
            Dynamic Life S.A.                                                                     16,440               33,883
            Edrasi Psalllidas Technical Co. S.A.                                                  31,108               35,569
            Egnatia Bank S.A.                                                                    117,107              412,602
            El. D. Mouzakis S.A.                                                                  31,653               31,995
            Elais Oleaginous Production S.A.                                                      16,707              387,801
        *   Elbisco Holding S.A.                                                                  56,000              429,207
            Elektrak S.A.                                                                         14,040               33,943
            Elektroniki of Athens S.A.                                                            21,560               82,864
            Elgeka S.A.                                                                           18,590               47,136
            Elmec Sport S.A.                                                                      64,256              152,481
            Elton S.A.                                                                            18,640               28,511
        *   Empedos SA                                                                            15,974                4,458
            Ethniki General Insurance Co. S.A.                                                   118,768              625,466
        *   Etma Rayon S.A.                                                                       11,242               17,310
        *   Euro Reliance General Insurance                                                       14,830               21,981
            Eurodrip S.A.                                                                         11,620               31,484
            Euromedica S.A.                                                                       33,300               67,134
        *   Europaiki Techniki                                                                    32,750               10,011
            Everest S.A.                                                                          30,730               87,882
            Evrofarma S.A.                                                                         9,500               22,056
            F.G. Europe SA Common Registered Shares                                                4,536               19,921
        *   Fanco S.A.                                                                            10,110                9,397
        *   Forthnet S.A.                                                                         17,510              119,112
        *   Fourlis S.A.                                                                          64,420              408,552
            Frigoglass S.A.                                                                       49,990              216,556
            G.Polyhronos S.A.                                                                     10,580               14,763
            Galaxidi Fish S.A.                                                                    12,940                9,477
            General Construction Co. S.A.                                                         34,649              271,762
            General Commercial & Industry                                                         24,060               25,023
        *   General Hellenic Bank                                                                 35,139              341,980
            Germanos S.A.                                                                         61,810            1,756,239
            Goody's S.A.                                                                          17,740              306,473
            Halkor S.A.                                                                          121,226              321,998
            Hatziioannou S.A.                                                                     44,200               74,026
            Hellas Can Packaging Manufacturers S.A.                                               27,902              289,021
        *   Hellenic Cables S.A.                                                                  26,908               36,793
            Hellenic Duty Free Shops S.A.                                                         80,020            1,406,449
            Hellenic Fabrics S.A.                                                                 17,110               42,161
            Hellenic Sugar Industry S.A.                                                          35,750              195,957
            Hellenic Technodomiki S.A.                                                           163,867              727,782
            Heracles General Cement Co.                                                           93,293            1,096,454
            Hermes Real Estate S.A.                                                               23,136              113,299
        *   Hippotour S.A.                                                                        12,155               15,605
            Hyatt Regency S.A.                                                                   130,260            1,439,981
            Iaso S.A.                                                                             49,300              281,461
            Iktinos Hellas S.A.                                                                    6,500               19,648
            Inform P. Lykos S.A.                                                                  20,610               79,516
            Informatics S.A.                                                                      18,890                7,275
        *   Intersat S.A.                                                                         19,392                9,021
            Intertech S.A.                                                                        12,236               40,990
            Intracom Constructions S.A.                                                           30,520               40,190
            Intracom S.A.                                                                        172,366              906,690
        *   Ionian Hotel Enterprises                                                              16,754              215,512

            Ipirotiki Software & Publications S.A.                                                14,380               33,073
        *   J Boutaris & Son Holding S.A.                                                         28,150               34,376
            J&P-Avax S.A.                                                                        100,626              571,941
            Kalpinis Simos Steel Service Center                                                   12,432               59,854
            Karelia Tobacco Co., Inc. S.A.                                                         2,160              172,235
            Kathimerini S.A.                                                                      21,240              165,917
            Katselis Sons S.A.                                                                    18,000               52,203
            Kego S.A.                                                                             21,670               33,707
            Kekrops S.A.                                                                           2,244               38,145
        *   Keramia-Allatini S.A. Industrielle Commerciale & Technique                            10,368                9,883
        *   Klonatex Group S.A. Bearer Shares                                                     20,351               28,655
            Kordellou Brothers S.A.                                                               12,300               28,330
        *   Lambrakis Press S.A.                                                                 107,586              509,488
        *   Lampsa Hotel Co.                                                                      19,051              139,190
        *   Lan-Net S.A.                                                                          19,045               27,078
        *   Lavipharm S.A.                                                                        39,294               65,180
            Lazarides Vineyards S.A.                                                              18,326               32,810
            Light Metals Industry                                                                 37,502              100,769
        *   Logic Dis S.A.                                                                        77,230               35,916
        *   Loulis Mills S.A.                                                                     15,382               38,755
        *   Mailis (M.J.) S.A.                                                                   101,594              470,613
        *   Maritime Company of Lesvos S.A.                                                       30,753               15,120
        *   Maxim Knitwear Factory C.M.                                                           16,360                8,730
            Medicon Hellas S.A.                                                                    2,860               17,515
            Mesochoritis Bros. Construction Co.                                                   23,700                9,764
            Metka S.A.                                                                            59,820              351,687
            Michaniki S.A.                                                                        98,065              237,152
            Minerva Knitwear                                                                       5,140               16,310
            Minoan Lines S.A.                                                                     77,309              192,210
            MLS Multimedia S.A.                                                                    8,300               18,528
            Mochlos S.A.                                                                         101,679               52,756
            Motor Oil (Hellas) Corinth Refineries S.A.                                           152,870            2,055,589
            Mytilineos Holdings S.A.                                                              47,000              357,260
        *   N. Levederis S.A.                                                                      8,355                8,236
            N.B.G. Real Estate Development Co.                                                   134,960              757,637
        *   Naoussa Spinning Mills S.A.                                                           21,832               27,833
            Naytemporiki S.A.                                                                     26,080               61,698
        *   Neochimiki Lv Lavrentiadis S.A.                                                       20,750              101,598
        *   Neorion-Syro's Shipyards S.A.                                                         27,210               35,029
            Nexans Hellas S.A.                                                                     3,003               11,291
            Nikas S.A.                                                                            25,287              141,805
            Notos Com.Holdings S.A.                                                               94,554              370,751
            Pantechniki S.A.                                                                      50,460               78,428
        *   Pegasus Publishing & Printing S.A.                                                    58,590              116,102
            Persefs S.A. Health Care                                                              23,592               25,437
            Petros Petropoulos S.A.                                                                7,360               53,809
        *   Petzetakis S.A.                                                                       22,560               67,967
        *   Pilias S.A.                                                                          103,584               24,758
            Pipeworks L. Girakian Profil S.A.                                                     11,730               23,895
            Piraeus Leasing                                                                        5,765               49,143
        *   Prodeftiki Technical Co.                                                              32,257               16,724
        *   Promota Hellas S.A.                                                                   26,580               16,290
            Rilken S.A.                                                                            1,982               17,113
        *   Sanyo Hellas S.A.                                                                     59,251               69,282

            Sarantis S.A.                                                                         43,940              264,084
            Sato S.A.                                                                             28,850               27,966
            Selected Textile Industry Assoc. S.A.                                                 44,649               35,041
            Sfakianakis S.A.                                                                      13,390               60,911
        *   Sheet Steel S.A.                                                                      25,850               10,696
        *   Shelman Hellenic-Swiss Wood S.A.                                                      38,042               48,608
            Silver and Baryte Ores Mining Co. S.A.                                                34,961              262,400
        *   Singular S.A.                                                                         54,600              169,888
            Spyroy Agricultural House S.A.                                                        22,258               24,588
        *   Stabilton S.A.                                                                        27,530                2,927
            Strintzis Shipping Lines S.A.                                                        131,240              148,407
            Technical Olympic S.A.                                                               180,370              987,825
        *   Technodomi M.Travlos Br. Com. & Constr. Co. S.A.                                      13,910                3,891
            Teletypos S.A. Mega Channel                                                           36,227              174,972
            Terna Tourist Technical & Maritime S.A.                                               63,180              541,931
            Themeliodomi S.A.                                                                     37,422               61,175
            Thrace Plastics Co. S.A.                                                              45,500               79,276
            Uncle Stathis S.A.                                                                    10,999               82,479
            Unisystems S.A.                                                                       41,820               87,796
            Vardas S.A.                                                                           13,780               44,497
        *   Varvaressos S.A. European Spinning Mills                                               7,200                8,320
        *   Veterin S.A.                                                                          18,984               66,279
            Viohalco S.A.                                                                        296,585            2,587,202
            Vioter S.A.                                                                           61,470               76,040
        *   Vis Container Manufacturing Co.                                                        4,259               13,251
        *   Zampa S.A.                                                                               830               12,450
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $34,259,881)                                                                                            37,775,206
                                                                                                           ------------------

   PREFERRED STOCKS -- (0.0%)
            Egnatia Bank S.A.                                                                      3,196                9,807
                                                                                                           ------------------
   (Cost $8,592)
   TOTAL -- GREECE
     (Cost $34,268,473)                                                                                            37,785,013
                                                                                                           ------------------

   SPAIN -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Abengoa SA                                                                            66,042              639,629
            Adolfo Dominguez SA                                                                    3,700               80,698
            Aldeasa SA                                                                            15,329              516,174
        *   Amper SA                                                                              56,800              311,566
        *   Avanzit SA                                                                            17,275               45,524
      * #   Azkoyen SA                                                                            52,500              464,363
            Banco de Andalucia                                                                     9,800              919,248
            Banco de Credito Balear SA                                                            35,424              933,399
            Banco de Valencia SA                                                                 191,814            5,136,773
            Banco Guipuzcoano SA                                                                  21,194              675,968
            Banco Pastor SA                                                                       34,300            1,119,684
        *   Baron de Ley SA                                                                        5,642              247,663
            CAF (Construcciones y Auxiliar de Ferrocarriles SA)                                    7,500              599,733
            Campofrio Alimentacion SA                                                             92,800            1,461,714

            Cementos Portland SA                                                                  16,881              944,200
            Compania de Distribucion Integral Logista SA                                          29,600            1,374,099
            Cortefiel SA                                                                          57,093              810,853
        *   Dogi International Fabrics SA                                                          4,000               22,335
        *   Dogi International Fabrics SA                                                          2,000               11,167
        *   Duro Felguera SA                                                                      10,860               99,409
            Elecnor SA                                                                            18,300            1,017,119
        *   Ercros SA                                                                            100,518               48,141
        *   Espanola del Zinc SA                                                                  29,250               65,836
        *   Estacionamientos Urbanos SA                                                            4,200                    0
        #   Europistas Concesionaria Espanola SA                                                 174,940            1,176,816
            Faes Farma SA                                                                         36,107              636,016
            Funespana SA                                                                           4,500               50,039
            Grupo Empresarial Ence SA                                                             18,593              563,817
        *   Grupo Picking Pack SA                                                                145,775               95,036
            Hullas del Coto Cortes                                                                 8,666              115,175
            Iberpapel Gestion SA                                                                   6,700              134,507
            Inbesos SA                                                                             8,050               48,441
            Indo Internacional SA                                                                 33,600              281,617
            Indra Sistemas SA                                                                     75,200            1,181,436
            Inmobiliaria Colonial SA ICSA                                                         35,200            1,355,135
            Inmobiliaria del Sur SA                                                                  378               62,295
        *   Inmobiliaria del Sur SA Issue 2004                                                        37                6,230
            Inmobiliaria Urbis SA                                                                 80,282            1,104,320
            Lingotes Especiales SA                                                                22,080              138,228
        *   LSB (La Seda de Barcelona SA) Series B                                                32,010               81,040
        *   Mecalux SA                                                                             9,500               87,192
            Metrovacesa SA                                                                           744               35,442
            Miquel y Costas y Miquel SA                                                            4,891              309,638
            Natra SA                                                                              14,979               81,832
        *   Nicolas Correa SA                                                                     15,750               73,718
            Obrascon Huarte Lain SA                                                               65,366              534,057
            Pescanova SA                                                                          26,443              541,895
            Prosegur Cia de Seguridad SA                                                          45,049              823,545
            Recoletos Grupo de Comunicacion SA                                                    95,420              737,379
            Sol Melia SA                                                                         112,700            1,057,063
        #   SOS Cuetara SA                                                                        20,902              892,215
            Tavex Algodonera SA                                                                   31,944              127,481
        *   Tecnocom Telecomunicaciones y Energia SA                                               6,300               49,611
        #   Tele Pizza SA                                                                        163,225              321,461
            Transportes Azkar, SA                                                                 35,477              283,296
        #   Tubacex SA                                                                            73,130              176,224
            Tubos Reunidos SA                                                                     12,466              114,285
            Unipapel SA                                                                           41,935              995,207
        *   Unipapel SA Issue 04                                                                   2,329               55,289
        *   Uralita SA                                                                           338,493            1,597,993
            Vidrala SA, Alava                                                                     47,040              947,895
            Viscofan Industria Navarra de Envolturas Celulosicas SA                               97,492              925,749
                                                                                                           ------------------

   TOTAL -- SPAIN
     (Cost $15,762,077)                                                                                            35,343,910
                                                                                                           ------------------

   DENMARK -- (5.0%)
   COMMON STOCKS -- (5.0%)
            Aarhus Oliefabrik A.S. Aeries A                                                        4,950              502,558
        *   Alm. Brand A.S.                                                                       28,360              994,557
        #   Amagerbanken A.S.                                                                      2,734              401,617
            Ambu International A.S. Series B                                                       1,500               35,713
            Amtssparekassen Fyn A.S.                                                               2,243              419,709
            AS Dampskibsselsk Torm                                                                49,460            2,183,069
            Bang & Olufsen Holding A.S. Series B                                                  13,387              848,495
      * #   Bavarian Nordic A.S.                                                                   4,930              515,877
        *   Brodrene Hartmann A.S. Series B                                                        5,865              113,448
            Bryggerigruppen A.S.                                                                   8,515              546,814
            Christian Hansen Holding A.S. Series B                                                10,855            1,243,044
            Codan A.S.                                                                            43,400            2,222,991
            Dalhoff, Larsen & Hornemann A.S. Series B                                              1,370               94,428
            Danware A.S.                                                                           4,185               78,056
            DFDS A.S., Copenhagen                                                                 11,760              559,857
            DiskontoBanken A.S.                                                                      713              165,333
            DSV, De Sammensluttede Vognmaend A.S.                                                 22,630            1,467,948
            East Asiatic Co., Ltd.                                                                22,723            1,160,009
            Edb Gruppen A.S.                                                                       3,230               70,639
        *   Fimiston Resources & Technology Ltd.                                                     400                5,437
      * #   FLS Industries                                                                        73,180            1,177,535
            Fluegger A.S. Series B                                                                 2,913              239,810
            Foras Holding A.S. Series A                                                           13,292              172,663
            Forstaedernes Bank                                                                     4,322              356,789
        *   Genmab A.S.                                                                           28,629              490,099
        *   Glunz & Jensen A.S.                                                                    1,470                8,560
            GN Great Nordic A.S.                                                                 210,980            2,180,407
            H&H International A.S. Series B                                                        1,140              248,818
            Harboes Bryggeri A.S.                                                                    575              195,529
            Hedegaard (Peder P.) A.S.                                                                660               53,324
            Hojgaard Holding A.S. Series B                                                         2,500               89,696
        *   IC Co. A.S.                                                                            3,510               52,227
        *   Incentive A.S.                                                                         3,575               11,832
        *   Jyske Bank A.S.                                                                       75,520            2,712,614
            Kjobenhavns Sommer Tivoli A.S.                                                           580              259,802
            Koebenhavns Lufthavne                                                                  9,910            1,818,859
        #   Kompan A.S.                                                                              230               47,389
            Lan & Spar Bank A.S.                                                                   2,250              120,408
            Lollands Bank                                                                            150               34,885
      * #   Neurosearch A.S.                                                                       9,160              388,976
            NKT Holding A.S.                                                                      30,245              791,224
            Nordjyske Bank A.S.                                                                      920              185,213
        *   NTR Holdings A.S.                                                                      1,130                9,734
            Oestjydsk Bank                                                                           400               51,566
            Ove Arkil Series B                                                                       270               37,431
            Per Aarsleff A.S. Series B                                                             1,545               81,559
        *   Pharmexa A.S.                                                                         12,940               61,993
            Ringkjobing Bank                                                                       1,670              148,647
        #   Ringkjobing Landbobank                                                                 1,620              639,367
            Rockwool, Ltd.                                                                        24,520            1,180,659
      * #   RTX Telecom A.S.                                                                       8,400               83,563
            Salling Bank                                                                             250               25,473

            Sanistal A.S. Series B                                                                 1,786              129,639
      * #   SAS Danmark A.S.                                                                      34,300              285,324
            Satair A.S.                                                                            1,350               28,102
            Schouw & Co. A.S.                                                                     15,485              340,944
            Simcorp A.S.                                                                           5,240              323,891
            Sjaelso Gruppen A.S.                                                                   2,388              245,861
            Skjern Bank A.S.                                                                         725               66,433
        *   Sondagsavisen A.S.                                                                    21,165               83,782
            Spar Nord Holding                                                                      6,823              891,307
            Sparbank Vest A.S.                                                                     6,600              344,469
            Sparekassen Faaborg A.S.                                                                 481              158,996
            Sydbank A.S.                                                                           8,172            1,551,616
            Thrane & Thrane A.S.                                                                   5,258              219,443
      * #   TK Development                                                                        12,478               32,465
        *   Topdanmark A.S.                                                                       28,300            2,137,268
        *   Treka A.S.                                                                             8,498              150,420
            Vestfyns Bank                                                                            200               26,137
            Vestjysk Bank A.S.                                                                    10,800              413,474
            VT Holdings Shares B                                                                   3,130              199,314
        *   Wessel & Vett Magasin du Nord A.S. Series C                                            2,102               61,261
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $17,197,739)                                                                                            35,276,396
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Danish Krone                                                                                               14,559
                                                                                                           ------------------
   (Cost $13,468)
   TOTAL -- DENMARK
     (Cost $17,211,207)                                                                                            35,290,955
                                                                                                           ------------------

   NORWAY -- (4.6%)
   COMMON STOCKS -- (4.6%)
        *   Aker Kvaerner OGEP ASA                                                                45,609            1,166,166
      * #   Aker Yards AS                                                                         28,121              578,891
            Aktiv Kapital ASA                                                                     57,017            1,173,036
            Arendals Fosse Kompani ASA                                                               100                9,674
        *   Blom ASA                                                                              18,367               18,299
            Bonheur ASA                                                                           16,850              732,731
        *   Choice Hotel Scandinavia ASA                                                          27,740              103,332
        *   Corrocean ASA                                                                         19,321               10,060
        #   Det Norske Oljeselskap ASA Series A                                                   88,945              411,970
      * #   DOF ASA                                                                               97,006              314,255
      * #   EDB Elektronisk Data Behandling ASA                                                  149,417            1,123,659
            Ekornes ASA                                                                           56,490            1,319,504
      * #   Eltek ASA                                                                             40,842              425,378
            Expert ASA                                                                            48,758              469,286
            Farstad Shipping ASA                                                                  60,790              775,460
      * #   Fjord Seafood ASA                                                                    783,483              332,513
      * #   Fred Olsen Energy ASA                                                                 91,600            1,171,059
            Ganger Rolf ASA                                                                        6,690              263,285
            Gresvig ASA                                                                            4,590               30,808
        *   Home Invest ASA                                                                       15,077               12,316

        #   Kongsberg Gruppen ASA                                                                 49,500              709,074
            Kverneland ASA                                                                        16,160              198,168
      * #   Merkantildata ASA                                                                    320,521              130,725
            Natural ASA                                                                           10,143               65,943
        #   Nera ASA                                                                             187,753              500,478
        *   Nordic Semiconductor ASA                                                              25,000              217,671
        *   Northern Offshore, Ltd.                                                              214,000               97,867
      * #   Ocean Rig ASA                                                                        105,531              453,334
            Odfjell ASA Series A                                                                  24,910            1,649,626
            Olav Thon Eiendomsselskap ASA                                                          8,320              502,698
        *   P4 Radio Hele Norge ASA                                                               32,200               89,619
        *   Photocure ASA                                                                         26,690              200,883
            Prosafe ASA                                                                           55,980            1,478,195
            Rieber and Son ASA Series A                                                           63,654              576,932
            Schibsted ASA                                                                        112,960            3,140,732
        *   Sinvest ASA                                                                            6,220               18,340
            Smedvig ASA Series A                                                                  83,580            1,259,758
        *   Software Innovation ASA                                                               13,423               41,622
            Solstad Offshore ASA                                                                  54,100              601,262
            Steen and Stroem ASA                                                                  19,512              436,700
            Storebrand ASA                                                                       183,330            1,632,445
            Tandberg ASA Series A                                                                217,280            2,463,681
      * #   Tandberg Data ASA                                                                     58,950               77,053
        *   Tandberg Storage ASA                                                                  48,450               19,422
        *   Tandberg Television ASA                                                               90,430              696,180
        *   Telecomputing ASA                                                                     44,963               59,931
      * #   Tgs-Nopec Geophysical Co. ASA                                                         40,910              944,697
            Tomra Systems ASA                                                                    294,480            1,584,935
        *   Tybring-Gjed ASA                                                                     145,146               63,123
        *   Unit 4 Agresso NV                                                                      4,620               52,082
            Veidekke ASA                                                                          21,846              325,025
            Visma ASA                                                                             47,393              543,488
            Wilhelmsen (Wilhelm), Ltd. ASA Series A                                               60,800            1,381,028
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $18,720,500)                                                                                            32,654,399
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Ementor ASA Rights 12/01/04                                                          320,521               32,991
                                                                                                           ------------------
   (Cost $69,669)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Norwegian Krone                                                                                            11,887
                                                                                                           ------------------
   (Cost $10,735)
   TOTAL -- NORWAY
     (Cost $18,800,904)                                                                                            32,699,277
                                                                                                           ------------------

   BELGIUM -- (3.9%)
   COMMON STOCKS -- (3.9%)
        *   Abfin SA                                                                               2,560                    0
            Ackermans & Van Haaren SA                                                             32,186            1,092,987
        *   Arinso International NV                                                               14,739              242,647

            Banque Nationale de Belgique                                                             710            3,005,926
            Barco (New) NV                                                                        12,051            1,110,434
            Bekaert SA                                                                            23,290            1,822,070
            Brantano NV                                                                            2,060              112,344
            Brederode SA                                                                          12,180              312,945
            Carrieres Unies Porphyre                                                                  20               34,597
            CFE (Compagnie Francois d'Entreprises)                                                 2,080              686,191
            Cie Martime Belge SA                                                                   8,237            2,386,893
            Cofinimmo SA                                                                           9,778            1,565,740
            Commerciale de Brasserie SA COBRHA                                                       115              162,227
            Deceuninck SA                                                                         63,700            1,932,919
            D'Ieteren SA                                                                           5,831            1,103,575
            Distrigaz                                                                                 57              218,705
        *   Docpharma SA NV                                                                        4,489              206,344
            Dolmen Computer Applications                                                           1,476               21,445
            Duvel Moorgat NV                                                                       5,019              163,212
            EVS Broadcast Equipment SA                                                             1,100              116,198
            Exmar NV                                                                               3,677              213,706
            Floridienne NV                                                                         2,033              154,314
            Glaces de Moustier-sur-Sambre SA                                                      13,370              558,734
        *   ICOS Vision Systems Corp. NV                                                           6,053              143,369
        *   Immobel (Cie Immobiliere de Belgique SA)                                               4,600              216,282
        *   Innogenetics NV                                                                        1,572               28,052
        *   Integrated Production & Test Engineering NV                                            4,380               18,158
        *   Ion Beam Application SA                                                               23,058              249,525
        *   Ipso-Ilg SA                                                                            5,990               58,242
            Keytrade Bank SA                                                                       2,800               86,096
            Kinepolis Group NV                                                                     5,020              166,799
            Lotus Bakeries NV                                                                        650               83,972
        *   Melexis NV                                                                            47,001              595,069
            Metiers Automatiques Picanol                                                          16,120              386,237
        *   Neuhaus NV                                                                               670               36,047
            Nord-Sumatra Investissements SA                                                          650              198,885
            Omega Pharma SA                                                                       26,708            1,367,112
        *   Option NV                                                                              5,619              195,477
            Papeteries de Catala SA                                                                  315               35,585
            Quick Restaurants SA                                                                  19,501              342,399
      * #   Real Software SA                                                                      10,280                9,164
            Recticel SA                                                                           22,870              263,415
            Resilux NV                                                                             1,754              114,145
            Rosier SA                                                                                655              103,340
            Roularta Media Groep                                                                   9,837              650,933
        *   Sait Radioholland                                                                      7,313               47,917
            Sapec SA                                                                               3,635              305,625
        *   Sapec SA VVPR                                                                             75                  409
            Sioen Industries                                                                      21,502              273,718

        *   SIPEF (Societe Internationale de Plantations & de Finance), Anvers                     1,545              260,820
        *   Solvus SA                                                                             38,344              712,455
        *   Solvus SA Interim Strip VVPR                                                          18,176                  242
            Spector Photo Group SA                                                                 5,408               52,785
        *   Systemat SA                                                                            6,330               49,306
            Telindus Group SA                                                                     39,392              403,833
            Ter Beke NV                                                                            2,281              183,399

            Tessenderlo Chemie                                                                    28,984            1,207,984
            UNIBRA                                                                                 1,600              155,732
            Union Miniere SA                                                                       9,586              867,986
            Van de Velde NV                                                                        2,683              413,286
            VPK Packaging Group SA                                                                 7,185              234,423
            Warehouses de Pauw Sicafi                                                              6,608              298,116
   TOTAL COMMON STOCKS
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Belge des Betons Contingent Rights                                                     8,500                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $16,342,460)                                                                                            28,040,492
                                                                                                           ------------------

   AUSTRIA -- (3.1%)
   COMMON STOCKS -- (3.1%)
            Andritz AG                                                                            13,609              955,807
        *   Austria Email AG                                                                         715                3,554

        *   Austrian Airlines/Oesterreichische Luftverkehrs-Aktiengesellschaft                    42,784              561,704
            Bank Fuer Kaernten und Steiermark AG                                                     520               64,618
      * #   Betandwin.com Interactive Entertainment AG                                            12,749              356,931
            Bohler Uddeholm AG                                                                    11,195            1,326,871
            BWT AG                                                                                21,819              755,555
        *   Ca Immobilien Invest AG                                                               34,838              926,602
            Constantia-Verpackungen AG                                                            19,123              503,472
        *   Demeter Vermoegensverwaltung                                                          15,000                    0
            Flughafen Wien AG                                                                     25,698            1,845,515
        *   Immofinanz Immobilien Anlagen AG                                                     165,130            1,521,265
            Lenzing AG                                                                             3,948              902,834
            Manner (Josef) & Co. AG                                                                  870               42,146
            Mayr-Melnhof Karton AG                                                                11,760            1,881,113
            Oberbank AG                                                                            5,384              562,737
            Palfinger AG                                                                          10,383              502,625
        *   RHI AG, Wien                                                                          19,649              527,737
            Rosenbauer International AG                                                            1,530              109,226
        *   Sparkassen Immobilien AG                                                              29,760              319,732
            Ubm Realitaetenentwicklung AG                                                          1,440               52,105
            Uniqa Versicherungen AG                                                              128,555            1,770,339
      * #   VA Technologie AG                                                                     17,392            1,356,003
            Voestalpine AG                                                                        30,095            2,152,803
            Wienerberger AG                                                                       63,642            2,831,163
        *   Wolford AG                                                                             4,900              116,524
   TOTAL COMMON STOCKS
     (Cost $12,188,779)                                                                                            21,948,981
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Jenbacher AG Rights 03/31/08                                                           7,860                    0

        *   Sparkassen Immobilien AG Profit Share Certificate Rights 10/28/04                     29,760                  395

        *   Sparkassen Immobilien AG Rights 10/28/04                                              29,760                  395
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                            790
                                                                                                           ------------------

   TOTAL -- AUSTRIA
     (Cost $12,188,779)                                                                                            21,949,771
                                                                                                           ------------------

   IRELAND -- (2.5%)
   COMMON STOCKS -- (2.5%)
            Abbey P.L.C.                                                                          25,557              271,655
        *   Arcon International Resources P.L.C.                                                  14,375                7,072
        *   Ardagh P.L.C.                                                                         14,262               35,185
            DCC P.L.C.                                                                            91,965            1,926,902
        *   Dragon Oil P.L.C.                                                                    159,204              164,813
            FBD Holdings P.L.C.                                                                   10,822              267,522
            Fyffes P.L.C.                                                                        380,502            1,052,182
            Glanbia P.L.C.                                                                       321,765            1,156,208
            Grafton Group P.L.C.                                                                 253,939            2,575,097
            Greencore Group P.L.C.                                                               218,422              841,849
            Heiton Holdings P.L.C.                                                                51,677              484,201
        *   Horizon Technology Group P.L.C.                                                       19,455               28,530
            IAWS Group P.L.C.                                                                    105,879            1,554,576
            IFG Group P.L.C.                                                                      52,309               54,894
            Independent News & Media P.L.C.                                                      645,069            1,912,359
        *   Iona Technologies P.L.C.                                                              21,281              111,158
            Irish Intercontental Group P.L.C.                                                     18,872              280,648
        *   IWP International P.L.C.                                                              39,611                9,476
            Jurys Hotel Group P.L.C.                                                              69,061            1,073,157
            Kingspan Group P.L.C.                                                                183,188            1,638,520
            McInerney Holdings P.L.C.                                                             33,991              273,312
            Paddy Power P.L.C.                                                                    49,663              715,367
            Readymix P.L.C.                                                                      109,762              262,582
            United Drug P.L.C.                                                                   190,860              870,122
        *   Waterford Wedgwood P.L.C.                                                          1,026,650              107,853
                                                                                                           ------------------

   TOTAL -- IRELAND
     (Cost $9,337,566)                                                                                             17,675,240
                                                                                                           ------------------

   PORTUGAL -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Corticeira Amorim Sociedad Gestora Participacoes Sociais SA                          194,100              281,248
            Efacec Capital SGPS SA                                                                60,600              188,237
        *   Gescartao SGPS SA                                                                      3,064               43,095
            Ibersol SGPS SA                                                                       14,462               89,384
        *   Impresa Sociedade Gestora de Participacoes Socias SA                                 190,166            1,307,460
        *   Investimentos Participacoes e Gestao SA Inapa                                         43,702              159,387
            Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho
        *   Administracao e Participacoes Financeiros SA)                                        170,757            2,172,482
            Mota-Engil SGPS SA                                                                   250,900              609,574
        *   Novabase SGPS                                                                         56,005              451,259

        *   ParaRede-SGPS SA                                                                      44,939               22,157
            Portucel-Empresa Produtora de Pasta de Papel SA                                      466,977              951,402
            Sag Gest - Solucoes Automovel Globais SGPS SA                                        235,500              398,057
            Salvador Caetano - Industrias Metalurgicas e Veiculos de Transporte SA                54,900              275,754
        *   Sociedad Construcoes Soares da Costa SA                                               19,200               48,750
            Sociedade de Investimento e Gestao SGPS SA                                           160,396              885,790
            Sonae SGPS SA                                                                      1,079,900            1,421,066
        *   Sonaecom SGPS SA                                                                     321,175            1,509,706
            Teixeira Duarte Engenharia e Construcoes SA                                          609,000              898,593
                                                                                                           ------------------

   TOTAL -- PORTUGAL
     (Cost $6,643,075)                                                                                             11,713,401
                                                                                                           ------------------

   UNITED STATES -- (0.0%)
   COMMON STOCKS -- (0.0%)
        *   Epicor Software Corp.                                                                  2,171               34,237
        *   InFocus Corp.                                                                         10,455               70,048
                                                                                                           ------------------
   TOTAL -- UNITED STATES
     (Cost $214,919)                                                                                                 104,285
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                              67,307
                                                                                                           ------------------
   (Cost $64,998)

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (8.9%)
            Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
              (Collateralized by $60,319,792 U.S. Treasury Note 1.625%, 03/31/05,
              valued at $60,194,931) to be repurchased at $60,198,191 (Cost
              $60,194,930) ^                                                                      60,195           60,194,930
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $3,177,000 FNMA Notes 2.95%, 11/14/07, valued at
              $3,181,457) to be repurchased at $3,137,164 (Cost $3,137,000)                        3,137            3,137,000
                                                                                                           ------------------
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $63,331,930)                                                                                            63,331,930
                                                                                                           ------------------

TOTAL INVESTMENTS - (100.0%)
   (Cost $454,300,691)                                                                                     $      713,040,922
                                                                                                           ------------------

----------
+    See Note B to Financial Statements.

*    Non-Income Producing Securities.
#    Total or Partial Securities on Loan.
^    Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                           THE EMERGING MARKETS SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (11.1%)
   COMMON STOCKS -- (11.1%)
            ABSA Group, Ltd.                                                                     480,421   $        5,831,955
            African Oxygen, Ltd.                                                                 293,197            1,162,348
            Amalgamated Beverage Industries, Ltd.                                                 97,702            1,536,131
            Anglo American Platinum Corp., Ltd.                                                  210,559            7,712,550
            Anglo American PLC                                                                   667,281           15,937,778
            Anglogold, Ltd.                                                                      222,894            8,928,836
        *   Anglovaal Mining, Ltd.                                                                93,775              476,090
            AVI, Ltd.                                                                            178,834              740,400
            Barloworld, Ltd.                                                                     117,583            1,991,299
            Bidvest Group, Ltd.                                                                  197,103            2,565,102
        *   Dimension Data Holdings PLC                                                          246,926              161,145
        *   Discovery Holdings, Ltd.                                                             299,059              959,173
            Edgars Consolidated Stores, Ltd.                                                      39,111            1,921,164
            Firstrand, Ltd.                                                                    4,491,809           10,130,981
            Gold Fields, Ltd.                                                                    306,889            4,240,209
            Harmony Gold Mining Co., Ltd.                                                        200,055            2,072,705
            Impala Platinum Holdings, Ltd.                                                        35,459            3,030,461
            Imperial Holdings, Ltd.                                                              122,567            2,157,872
            Investec, Ltd.                                                                        23,111              658,184
            Iscor, Ltd.                                                                          379,417            4,257,576
            JD Group, Ltd.                                                                        87,800              981,918
            Kumba Resources, Ltd.                                                                 15,092              123,420
            Liberty Group, Ltd.                                                                  216,712            2,383,738
        *   Massmart Holdings, Ltd.                                                              105,794              934,346
            MTN Group, Ltd.                                                                    1,045,719            7,304,273
            Nampak, Ltd.                                                                         354,006              914,649
            Naspers, Ltd. Series N                                                               166,481            1,867,251
            Nedcor, Ltd.                                                                         333,048            4,336,670
        *   Network Healthcare Holdings, Ltd.                                                  1,152,562            1,032,173
            Old Mutual PLC                                                                     1,956,729            4,841,598
            Pick'n Pay Stores, Ltd.                                                              440,827            1,787,023
            Pretoria Portland Cement Co., Ltd.                                                    49,951            2,069,569
            Sanlam, Ltd.                                                                       1,467,709            3,065,902
            Sappi, Ltd.                                                                          131,990            1,762,411
            Standard Bank Group, Ltd.                                                            634,566            6,608,059
            Steinhoff International Holdings, Ltd.                                               745,364            1,530,546
            Telkom SA, Ltd.                                                                      500,646            8,563,415
            Tiger Brands, Ltd.                                                                    85,239            1,469,237
        *   Woolworths Holdings, Ltd.                                                            523,255              952,986
                                                                                                           ------------------

   TOTAL -- SOUTH AFRICA
     (Cost $96,979,478)                                                                                           129,001,143
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (11.1%)

   PREFERRED STOCKS -- (9.7%)
            Ambev Cia de Bebidas das Americas                                                 12,453,835            3,218,767
            Aracruz Celulose SA Series B                                                         711,999            2,654,290
            Banci Itau Holding Financeira SA                                                      75,900            9,877,883
            Banco Bradesco SA                                                                    120,418            7,880,296
            Brasil Telecom Participacoes SA                                                  230,843,872            1,714,355
            Brasil Telecom SA                                                                626,730,875            3,050,705
            Brasileira de Distribuicao Pao de Acucar                                          58,650,000            1,438,219
        *   Braskem SA                                                                        81,400,000            3,543,294
            Cemig Cia Ene                                                                     96,800,000            2,242,059
        *   Companhia Siderurgica Paulista                                                        65,000               27,721
            Compania Paranaense de Energia Series B                                          100,000,000              460,294
            Embraer Empresa Brasileira de Aeronautica                                            717,421            5,037,772
            Embratel Participacoes SA                                                        143,582,922              335,731
        *   Empresa Nasional de Comercio Redito e Participacoes SA                               480,000                1,500
            Gerdau SA                                                                            302,604            5,446,872
            Investimentos Itau SA                                                              3,300,893            5,157,645
            Klabin SA                                                                            682,875            1,205,073
        *   Lojas Renner SA                                                                      800,000                9,559
            Metalurgica Gerdau SA                                                                 65,900            1,550,830
            Siderurgica Belgo-Mineira                                                          9,240,000            4,738,897
            Siderurgica de Tubarao Sid Tubarao                                                58,620,000            3,060,309
            Siderurgica Paulista Casipa Series B                                                     325                5,741
            Suzano Bahia Sul Papel e Celullose SA                                                143,545              646,480
            Tele Centro Oeste Celular Participacoes SA                                       230,447,518              773,524
            Tele Norte Leste Participacoes SA                                                    180,034            2,763,390
            Telemar Norte Leste SA                                                               225,100            5,260,057
        *   Telesp Celular Participacoes                                                   1,404,441,089            3,691,821
            Telesp Participacoes SA                                                          577,200,000           10,313,206
            Telesudeste Celular Participacoes SA                                              81,000,000              181,654
            Unibanco-Uniao de Bancos Brasileiros SA                                               20,000               48,456
            Unibanco-Uniao de Bancos Brasileiros SA                                              513,130            2,839,194
            Usinas Siderurgicas de Minas Gerais SA                                               178,839            3,612,942
            Vale do Rio Doce Series A                                                            819,580           16,873,706
            Vale do Rio Doce Series B                                                             81,160                    0
            Votorantim Celulose e Papel SA                                                    14,267,325            1,075,347
            Weg SA                                                                               489,800            1,269,518
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $67,635,358)                                                                                           112,007,107
                                                                                                           ------------------

   COMMON STOCKS -- (1.4%)
            Ambev Cia de Bebidas das Americas                                                  5,420,000            2,704,022
            Brasil Telecom Participacoes SA                                                   59,520,574              566,758
            Companhia Siderurgica Nacional                                                       241,404            4,597,326
            Cpfl Geracao Energia SA                                                            3,140,000                8,081
        *   Embratel Participacoes                                                            57,550,000              327,316
            Petroquimica do Sul Copesul                                                        5,276,000              620,706
            Souza Cruz Industria e Comercio                                                      461,300            5,884,967
            Tele Centro Oeste Celular Participacoes SA                                        59,246,130              271,182
        *   Tele Norte Celular Participacoes                                                  57,624,254               13,982
            Tele Norte Leste Participacoes SA                                                     59,254              925,844

        *   Tele Sudeste Celular Participacoes SA                                              3,072,951                5,649
            Tractebel Energia SA                                                              96,601,189              332,500
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $9,281,143)                                                                                             16,258,333
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                        479,859,123              372,244
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $76,916,501)                                                                                           128,637,684
                                                                                                           ------------------

   SOUTH KOREA -- (10.9%)
   COMMON STOCKS -- (10.9%)
            Amorepacific Corp.                                                                     4,120              797,087
            CJ Corp.                                                                               8,690              575,263
            Daegu Bank Co., Ltd.                                                                  40,830              283,494
            Daelim Industrial Co., Ltd.                                                           14,090              647,094
            Daewoo Engineering & Construction Co., Ltd.                                          208,740            1,103,748
        *   Daewoo Heavy Industries & Machinery, Ltd.                                             91,180              775,652
        *   Daewoo Securities Co., Ltd.                                                           56,445              184,861
            Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                   108,840            1,604,210
            Daishin Securities Co., Ltd.                                                           5,340               65,473
            Dongkuk Steel Mill Co., Ltd.                                                          14,670              269,181
            Doosan Heavy Industries & Construction Co., Ltd.                                      18,360              236,420
        *   GS Holdings Corp.                                                                     42,945              923,614
            Halla Climate Control Corp.                                                           41,670              390,891
            Hanjin Shipping Co., Ltd.                                                             31,470              723,077
            Hankook Tire Manufacturing Co., Ltd.                                                  61,950              624,777
            Hanwha Chemical Corp.                                                                 32,000              311,500
            Hite Brewery Co., Ltd.                                                                10,890              880,635
            Hyundai Development Co.                                                               27,930              456,227
            Hyundai Heavy Industries Co., Ltd.                                                    36,910            1,054,469
        *   Hyundai Merchant Marine Co., Ltd.                                                     58,140              888,967
            Hyundai Mobis                                                                         39,820            2,362,812
            Hyundai Motor Co., Ltd.                                                               95,919            4,707,393
        *   Hyundai Securities Co., Ltd.                                                          61,090              244,731
            INI Steel Co., Ltd.                                                                   38,220              500,986
        *   Kangwon Land, Inc.                                                                   122,360            1,618,769
            Kia Motors Corp.                                                                     217,640            2,068,476
        *   Kookmin Bank                                                                         139,085            5,251,839
            Korea Electric Power Corp.                                                           401,210            9,981,231
        *   Korea Exchange Bank                                                                  412,800            3,102,899
            Korea Gas                                                                             56,390            1,850,052
        *   Korean Air Co., Ltd.                                                                  35,500              621,519
            KT Corp.                                                                             162,170            6,523,746
            KT&G Corp.                                                                            94,990            3,022,222
            Kumgang Korea Chemical Co., Ltd.                                                       5,120              587,700
        *   LG Card Co., Ltd.                                                                    169,320            2,415,167
            LG Chemical Investment, Ltd.                                                         107,005            1,634,257
            LG Chemical, Ltd.                                                                     28,206            1,166,244
            LG Electronics, Inc.                                                                  66,080            3,965,827

            LG Engineering & Construction Corp.                                                   18,870              489,113
        *   LG Investment & Securities Co., Ltd.                                                  40,060              289,723
            LG Petrochemical Co., Ltd.                                                            18,420              459,439
            Lotte Chilsung Beverage Co., Ltd.                                                        400              310,091
        *   NCsoft Corp.                                                                           8,770              793,028
            Nong Shim Co., Ltd.                                                                    2,550              544,395
            POSCO                                                                                 35,010            6,539,733
            Pusan Bank                                                                            50,610              391,019
            S1 Corp.                                                                              17,658              571,414
            Samsung Corp.                                                                         48,410              702,892
        *   Samsung Electro-Mechanics Co., Ltd.                                                   32,707              847,291
            Samsung Electronics Co., Ltd.                                                         51,538           21,236,622
            Samsung Fire and Marine Insurance, Ltd.                                               21,719            1,623,959
            Samsung Heavy Industries Co., Ltd.                                                    85,610              481,057
            Samsung SDI Co., Ltd.                                                                 20,352            2,076,781
            Samsung Securities Co., Ltd.                                                          22,530              424,746
        *   Samsung Techwin Co., Ltd.                                                             28,000              203,431
        *   Seoul Bank                                                                            90,420            2,396,319
            Shinhan Financial Group Co., Ltd.                                                    151,242            3,162,538
            Shinsegae Co., Ltd.                                                                    6,450            1,815,351
            SK Corp., Ltd.                                                                        56,884            3,577,878
            SK Telecom Co., Ltd.                                                                  45,435            8,519,611
            S-Oil Corp.                                                                           75,660            4,748,066
        *   Ssangyong Motor Co.                                                                   45,930              281,478
                                                                                                           ------------------

   TOTAL -- SOUTH KOREA
     (Cost $74,443,776)                                                                                           126,908,485
                                                                                                           ------------------

   MEXICO -- (10.4%)
   COMMON STOCKS -- (10.4%)
            Alfa S.A. de C.V. Series A                                                           614,990            3,045,712
            America Movil S.A. de C.V. Series L                                                7,988,600           18,614,628
        *   America Telecom S.A. de C.V. Series A                                              4,184,776           10,399,737
        *   Carso Global Telecom S.A. de C.V. Telecom Series A1                                3,141,271            4,980,482
            Cementos de Mexico S.A. de C.V. Series B                                           1,327,717            8,562,292
            Coca-Cola Femsa S.A. de C.V. Series L                                              1,310,600            2,861,274
        *   Consorcio Ara S.A.                                                                   157,500              463,658
            Controladora Comercial Mexicana S.A. de C.V. Series B                                633,700              710,085

        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                       75,000              203,086
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,107                  148
            Corporativo Fragua S.A. de C.V. Series B                                                  21                   75
        *   Desc S.A. de C.V. Series B                                                           619,841              167,842
            El Puerto de Liverpool S.A. Series C1                                                339,500              538,277
            Embotelladora Arca SA de CV , Mexico                                                 466,500              868,448
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                      623,700              222,775
            Empresas la Moderna S.A. de C.V. Series A                                            120,000               12,613
            Fomento Economico Mexicano Series B & D                                              554,000            2,640,527
            Gruma S.A. de C.V. Series B                                                           90,406              189,078
            Grupo Carso S.A. de C.V. Series A-1                                                  981,109            4,797,727
            Grupo Continental S.A.                                                               358,600              587,725
            Grupo Elektra S.A. de C.V.                                                           127,000            1,195,707

            Grupo Financiero del Norte S.A. Series C                                             549,084            3,081,238
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  22,746                6,078
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,822,959            5,277,922
        *   Grupo Gigante S.A. de C.V. Series B                                                  117,282               81,484
            Grupo Industrial Bimbo S.A. de C.V. Series A                                       1,377,300            3,313,592
            Grupo Industrial Maseca S.A. de C.V. Series B                                        229,000              110,148
            Grupo Modelo S.A. de C.V. Series C                                                 2,090,400            5,479,811
        *   Grupo Nutrisa S.A. de C.V.                                                               129                   46
        *   Grupo Qumma S.A. de C.V. Series B                                                      1,591                   25
            Grupo Televisa S.A. (Certificate Representing Series A, Series D &
              Series L)                                                                        1,623,900            5,043,792
        *   Grupo Tribasa S.A. de C.V.                                                             2,120                    0
        *   Hylsamex S.A. de C.V. Series B                                                       153,914              449,674
            Industrias Penoles S.A. de C.V.                                                      247,800            1,291,229
            Kimberly Clark de Mexico S.A. de C.V. Series A                                       749,800            2,504,509
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                             776,727            3,753,307
            Organizacion Soriana S.A. de C.V. Series B                                           654,600            2,250,657
            Telefonos de Mexico S.A. Series A                                                    100,000              175,117
            Telefonos de Mexico S.A. Series L                                                  6,971,000           12,170,183
            TV Azteca S.A. de C.V. Series A                                                    1,832,100            1,236,985
        *   US Commercial Corp. S.A. de C.V.                                                     223,000               94,152
            Vitro S.A.                                                                           121,600              112,645
            Wal-Mart de Mexico S.A. de C.V. Series V                                           3,999,535           13,715,643
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $81,116,490)                                                                                           121,210,133
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                               15,482
                                                                                                           ------------------
   (Cost $15,009)
   TOTAL -- MEXICO
     (Cost $81,131,499)                                                                                           121,225,615
                                                                                                           ------------------

   TAIWAN -- (10.3%)
   COMMON STOCKS -- (10.3%)
        *   Accton Technology Corp.                                                               99,296               40,032
            Acer, Inc.                                                                           859,883            1,309,553
        *   Advanced Semiconductor Engineering, Inc.                                           1,794,396            1,322,715
            Advantech Co., Ltd.                                                                   96,254              220,265
            Amtran Technology Co., Ltd.                                                           72,887               29,375
        *   Arima Computer Corp.                                                                 178,800               52,182
            Asia Cement Corp.                                                                    830,750              544,459
        *   Askey Computer Co., Ltd.                                                              63,811               32,892
            Asustek Computer, Inc.                                                             1,152,062            2,651,836
            Au Optronics Corp.                                                                 2,194,487            2,863,460
            Benq Corp.                                                                           998,160            1,031,790
            Catcher Co., Ltd.                                                                     45,600              135,022
            Cathay Financial Holdings Co., Ltd.                                                3,854,529            7,391,350
            Cathay Real Estate Development Co., Ltd.                                             447,213              241,726
        *   Chang Hwa Commercial Bank                                                          2,102,796            1,306,008
            Cheng Shin Rubber Industry Co., Ltd.                                                 404,437              501,228
            Cheng Uei Precision Industry Co., Ltd.                                                43,136               82,400

            Chi Mei Optoelectronic Corp.                                                       2,006,177            2,494,148
            Chicony Electronics Co., Ltd.                                                         96,288               87,819
            China Airlines                                                                       829,157              474,329
        *   China Development Financial Holdong Co., Inc.                                      5,111,000            2,478,819
            China Motor Co., Ltd.                                                                621,628              685,984
            China Steel Corp.                                                                  4,855,753            5,338,583
            Chinatrust Financial Holdings Co., Ltd.                                            2,427,473            2,767,333
        *   Chungwa Picture Tubes Co., Ltd.                                                    2,978,298            1,242,047
            CMC Magnetics Corp.                                                                1,356,400              634,620
            Compal Electronics                                                                 1,452,372            1,386,643
        *   Compeq Manufacturing Co., Ltd.                                                       131,300               46,564
        *   Cosmos Bank Taiwan                                                                   478,000              221,618
            CTB Financial Holding Co., Ltd.                                                    5,160,535            3,353,865
            Delta Electronics Industrial Co., Ltd.                                               733,228            1,136,120
            D-Link Corp.                                                                         145,122              155,967
            E.Sun Financial Holding Co., Ltd.                                                  1,220,744              898,850
            Elitegroup Computer Systems Co., Ltd.                                                105,787               50,594
            Eternal Chemical Co., Ltd.                                                            93,000               56,969
        *   Eva Airways Corp.                                                                    858,289              376,760
            Evergreen Marine Corp., Ltd.                                                       1,061,382              997,451
            Far East Textile, Ltd.                                                             1,983,668            1,536,800
            Far Eastern International Bank                                                       492,000              293,482
        *   First Financial Holding Co., Ltd.                                                  2,581,000            2,124,813
            Formosa Chemicals & Fiber Co., Ltd.                                                2,651,090            4,927,373
            Formosa Plastics Corp.                                                             2,483,210            3,957,059
            Formosa Taffeta Co., Ltd.                                                            436,767              201,213
            Fu Sheng Industria                                                                   203,035              307,983
            Fubon Financi                                                                      4,386,052            4,386,396
            Fuh-Hwa Financial Holding Co., Ltd.                                                  905,976              445,432
            Giga-Byte Technology Co., Ltd.                                                       167,160              199,594
            High Tech Computer Corp.                                                              81,600              327,555
            Hon Hai Precision Industry Co., Ltd.                                                 655,306            2,629,547
            Hotai Motor Co., Ltd.                                                                171,000              341,513
        *   Hsinchu International Bank                                                           382,800              242,486
            Hua Nan Financial Holding Co., Ltd.                                                2,583,320            2,125,601
            International Bank of Taipei                                                         822,928              572,219
            Inventec Corp.                                                                       674,888              311,311
            King Yuan Electronics Co., Ltd.                                                      136,182               88,103
            Kinpo Electronics, Inc.                                                              204,336               87,099
            Largan Precision Co., Ltd.                                                            27,500              160,393
            Lite-On Technology Corp.                                                             998,010            1,006,724
        *   Macronix International Co., Ltd.                                                   1,547,500              336,008
            Media Tek, Inc.                                                                      337,730            2,154,659
            Micro-Star International Co., Ltd.                                                   198,770              119,342
            Mitac International Corp.                                                            166,000               76,797
        *   Mosel Vitelic Inc. Co., Ltd.                                                         300,826               20,917
            Nan Ya Plastic Corp.                                                               3,229,625            4,632,041
        *   Nanya Technology Co., Ltd.                                                         1,789,989            1,277,944
            Nien Hsing Textile Co., Ltd.                                                          95,000               91,405
            Nien Made Enterprise Co., Ltd.                                                        57,876               84,852
            Optimax Technology Corp.                                                              84,915              189,064
            Oriental Union Chemical Corp.                                                        122,958              128,996
        *   Pacific Electric Wire & Cable Corp.                                                  233,200                3,763
            Pihsiang Machinery Mfg. Co., Ltd.                                                     33,742               67,867

            Pou Chen Corp.                                                                       731,859              615,551
            Premier Image Technology Corp.                                                       145,740              112,133
            President Chain Store Corp.                                                          400,260              594,216
        *   Q-Run Technology Co., Ltd.                                                            66,200              129,881
            Quanta Computer, Inc.                                                              1,579,308            2,560,962
        *   Quanta Display, Inc.                                                               1,577,000              839,814
            Realtek Semiconductor Corp.                                                          194,001              203,380
            Ritek Corp.                                                                          580,204              207,596
            Shin Kong Fin                                                                      1,252,056            1,108,284
        *   Silicon Integrated Systems Corp.                                                     365,431              129,352
            Siliconware Precision Industries Co., Ltd.                                           824,200              635,297
            SinoPac Holdings Co., Ltd.                                                         1,647,096              912,598
            Sunplus Technology Co., Ltd.                                                         316,145              438,580
            Synnex Tech International Corp.                                                      326,680              479,780
            Systex Corp., Ltd.                                                                   167,687               55,815
            Taishin Financial Holdings Co., Ltd.                                               1,998,135            1,804,337
        *   Taiwan Business Bank                                                                 863,120              316,003
            Taiwan Cement Corp.                                                                1,023,731              614,413
            Taiwan Glass Ind. Corp.                                                              420,079              383,730
            Taiwan Life Insurance Co., Ltd                                                       101,200              165,934
            Taiwan Semiconductor Manufacturing Co., Ltd.                                      10,081,936           14,594,208
            Taiwan Styrene Monomer Corp.                                                          84,700               62,443
        *   Tatung Co., Ltd.                                                                   1,568,000              581,422
            Teco Electric & Machinery Co., Ltd.                                                  501,000              152,420
        *   The Farmers Bank of China                                                            432,375              145,528
            Tong Yang Industry Co., Ltd.                                                          78,492              118,093
            Transcend Information, Inc.                                                           35,187               68,304
            U-Ming Marine Transport Corp.                                                        253,050              414,012
            Uni-President Enterprises Corp.                                                    1,495,020              734,616
        *   United Microelectronics Corp.                                                      7,413,611            4,564,112
        *   Via Technologies, Inc.                                                               342,245              184,427
        *   Walsin Lihwa Corp.                                                                 1,338,000              702,081
            Wan Hai Lines Co., Ltd.                                                              615,934              609,496
            Waterland Financial Holdings                                                         572,000              222,764
        *   Winbond Electronics Corp.                                                          1,682,000              642,258
            Wintek Corp.                                                                          53,000               48,479
            Ya Hsin Industrial Co., Ltd.                                                         223,683              205,301
        *   Yageo Corp.                                                                          608,440              206,371
            Yang Ming Marine Transport Corp.                                                   1,007,894              903,452
            Yieh Phui Enterprise Co., Ltd.                                                       248,300              174,804
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          383,022              186,985
            Yulon Motor Co., Ltd.                                                                584,753              640,584
            Zyxel Communication Corp.                                                             97,980              222,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,748,015)                                                                                          118,790,113
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                             176,469
                                                                                                           ------------------
   (Cost $171,829)
   TOTAL -- TAIWAN
     (Cost $108,919,844)                                                                                          118,966,582
                                                                                                           ------------------

   MALAYSIA -- (6.8%)
   COMMON STOCKS -- (6.8%)
            AMFB Holdings Berhad                                                                 394,500              664,275
            AMMB Holdings Berhad                                                               1,347,731            1,212,131
        *   Aokam Perdana Berhad                                                                      16                    5
            Berjaya Sports Toto Berhad                                                           746,800              813,061
            British American Tobacco Berhad                                                      231,400            2,693,641
            CIMB Berhad                                                                          199,700              270,285
            Commerce Asset Holding Berhad                                                      1,951,700            2,495,011
        *   Digi.Com Berhad                                                                      597,062              855,339
            Diversified Resources Berhad                                                         581,000              345,412
            Gamuda Berhad                                                                        510,000              710,749
            Genting Berhad                                                                       537,600            2,614,303
            Golden Hope Plantations Berhad                                                       900,300              966,185
            Highlands and Lowlands Berhad                                                        107,500              101,214
            Hong Leong Bank Berhad                                                             1,262,750            1,860,318
            Hong Leong Credit Berhad                                                           1,012,629            1,234,592
            Hong Leong Properties Berhad                                                         175,328               28,103
            IJM Corp. Berhad                                                                     196,400              241,822
            IOI Corp. Berhad                                                                     771,100            1,927,508
            IOI Oleochemical Industries Berhad                                                    22,041               55,084
            IOI Properties Berhad                                                                151,300              308,318
            Kuala Lumpur Kepong Berhad                                                           590,800            1,070,785
            Magnum Corp. Berhad                                                                1,115,300              741,706
            Malakoff Berhad                                                                      616,400            1,127,951
            Malayan Banking Berhad                                                             2,723,700            8,591,737
            Malayan Cement Berhad                                                              2,153,100              438,583
            Malaysia Mining Corp. Berhad                                                         828,700              466,613
            Malaysian Airlines System Berhad                                                   1,090,600            1,289,482
            Malaysian International Shipping Corp. (Foreign)                                   1,192,566            4,606,183
            Malaysian Pacific Industries                                                         163,000              637,753
            Malaysian Plantations Berhad                                                         520,800              323,121
            Maxis Communications Berhad                                                        1,015,300            2,468,833
        *   MBF Holdings Berhad                                                                    7,050                  417
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
            Nestle (Malaysia) Berhad                                                             176,200            1,125,758
            Oriental Holdings Berhad                                                             215,300              252,572
            Oyl Industries Berhad                                                                100,100            1,047,114
            Petronas Dagangan Berhad                                                             386,700              752,855
            Petronas Gas Berhad                                                                1,736,600            3,336,742
            Plus Expressways Berhad                                                            1,766,700            1,291,475
            PPB Group Berhad                                                                     441,200              765,911
            Proton Holdings Berhad                                                               389,000              931,553
            Public Bank Berhad                                                                 1,550,201            3,237,647
            Resorts World Berhad                                                                 881,600            2,235,988
            RHB Capital Berhad                                                                 1,431,500              903,212
            Shell Refining Co. Federation of Malaysia Berhad                                     104,700              245,207
        *   Silverstone Corp. Berhad                                                              11,587                1,157
            Sime Darby Berhad (Malaysia)                                                       1,776,400            2,825,512
            Southern Bank Berhad                                                                  48,440               40,497
            Southern Bank Berhad (Foreign)                                                     1,062,937              905,505
            SP Setia Berhad                                                                      257,300              272,110
            Star Publications (Malaysia) Berhad                                                  160,600              287,188

            Telekom Malaysia Berhad                                                            2,421,800            7,640,956
            Tenaga Nasional Berhad                                                             2,504,900            7,445,967
        *   Time Dotcom Berhad                                                                 1,550,000              282,832
            UMW Holdings Berhad                                                                  340,833              484,348
            YTL Corp. Berhad                                                                   1,164,762            1,562,742
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $67,790,034)                                                                                            79,036,159
                                                                                                           ------------------

   TURKEY -- (6.6%)
   COMMON STOCKS -- (6.6%)
            Akbank T.A.S.                                                                  2,264,998,827           10,743,503
            Anadolu Efes Biracilik ve Malt Sanayi A.S.                                       182,246,814            2,972,428
        *   Arcelik A.S.                                                                   1,549,702,646            8,335,271
        *   Dogan Sirketler Grubu Holdings A.S.                                              722,062,463            1,251,785
        *   Dogan Yayin Holding A.S.                                                         282,794,524            1,087,249
            Enka Insaat Ve Sanayi A.S.                                                       164,940,663            4,251,126
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,595,341,000            6,625,048
            Ford Otomotiv Sanayi A.S.                                                        722,990,000            5,056,080
            Hurriyet Gazetecilik ve Matbaacilik A.S.                                         629,278,201            1,220,341
            Koc Holding A.S.                                                               1,058,111,057            5,807,329
            Migros Turk A.S.                                                                 450,270,375            2,909,670
        *   Tat Konserve Sanayii A.S.                                                                 36                    0
        *   Tofas Turk Otomobil Fabrikasi A.S.                                             1,489,092,271            2,815,677
            Trakya Cam Sanayii A.S.                                                          187,301,438              486,271
            Tupras-Turkiye Petrol Rafineleri A.S.                                            289,886,950            2,941,055
            Turk Sise ve Cam Fabrikalari A.S.                                                639,484,793            1,501,583
        *   Turkiye Garanti Bankasi A.S.                                                   2,261,914,936            5,531,855
            Turkiye Is Bankasi A.S. Series C                                               2,002,976,408            9,438,028
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            240,241,000              839,715
        *   Yapi ve Kredi Bankasi A.S.                                                       904,146,481            3,291,995
                                                                                                           ------------------

   TOTAL -- TURKEY
     (Cost $29,310,927)                                                                                            77,106,009
                                                                                                           ------------------

   INDONESIA -- (6.6%)
   COMMON STOCKS -- (6.6%)
            PT Astra Agro Lestari Tbk                                                          2,153,000              786,870
            PT Astra International Tbk                                                         8,470,461            8,436,117
            PT Bank Central Asia Tbk                                                           1,980,000              603,442
            PT Bank Danamon Indonesia Tbk                                                      1,762,000              859,340
            PT Bimantara Citra Tbk                                                             2,285,400              488,624
            PT Gudang Garam Tbk                                                                4,695,500            6,937,933
            PT Hanjaya Mandala Sampoerna Tbk                                                  13,377,500            9,996,413
        *   PT Indocement Tunggal Prakarsa Tbk                                                 7,362,000            2,361,360
            PT Indofood Sukses Makmur Tbk                                                     18,886,400            1,565,921
            PT Indonesian Satellite Corp.Tbk                                                  14,967,500            9,527,867
            PT International Nickel Indonesia Tbk                                                580,000              759,688
            PT Kalbe Farma Tbk                                                                 2,500,000              172,731
        *   PT Lippo Karawaci Tbk                                                                177,822               35,472

        *   PT Makindo Tbk                                                                     2,236,500              229,862
            PT Medco Energi International Tbk                                                  9,754,000            2,243,129
        *   PT Panasia Indosyntec Tbk                                                             75,100                4,068
            PT Ramayana Lestari Sentosa Tbk (Foreign)                                         20,020,000            1,883,053
            PT Sari Husada Tbk                                                                   137,930               28,673
            PT Semen Gresik Tbk                                                                1,739,502            2,476,777
            PT Telekomunikasi Indonesia (Persero) Tbk                                         37,153,640           20,558,242
            PT Tempo Scan Pacific                                                                646,000              630,805
            PT Unilever Tbk                                                                   16,022,000            5,904,355
                                                                                                           ------------------

   TOTAL -- INDONESIA
     (Cost $47,079,243)                                                                                            76,490,742
                                                                                                           ------------------

   ISRAEL -- (5.6%)
   COMMON STOCKS -- (5.6%)
            Africa-Israel Investments, Ltd.                                                      108,700            2,944,374
            Agis Industries (1983), Ltd.                                                          71,436            2,044,653
            Bank Hapoalim, Ltd.                                                                2,309,640            6,733,271
            Bank Leumi Le-Israel                                                               2,802,069            6,579,850
        *   Bezeq Israeli Telecommunication Corp., Ltd.                                        4,049,014            4,112,694
            Blue Square Israel, Ltd.                                                              16,186              153,468
            CLAL Industries, Ltd.                                                                289,038            1,287,043
            CLAL Insurance, Ltd.                                                                 114,684            2,147,572
            Delek Group, Ltd.                                                                      4,584              387,132
            Discount Investment Corp                                                              66,100            1,562,028
            Elbit Systems, Ltd.                                                                   98,319            2,193,673
        *   Elron Electronic Industries, Ltd.                                                          0                    5
        *   First International Bank of Israel                                                    48,660              284,181
        *   First International Bank of Israel, Ltd.                                             347,200              427,372
            IDB Development Corp., Ltd. Series A                                                 101,015            2,633,179
            IDB Holding Corp., Ltd.                                                               36,578              750,085
            Israel Chemicals, Ltd.                                                             2,410,526            5,223,281
        *   Israel Corp. Series A                                                                  5,500            1,089,892
        *   Koor Industries, Ltd.                                                                 25,971            1,208,254
            M.A.Industries, Ltd.                                                                 843,283            4,145,950
            Migdal Insurance Holdings                                                          2,079,107            2,935,520
            Osem Investment, Ltd.                                                                210,522            2,057,481
        *   Strauss Elite, Ltd.                                                                   33,250              309,166
        *   Super-Sol, Ltd. Series B                                                             372,926              874,083
            Teva Pharmaceutical Industries, Ltd.                                                 418,280           11,471,432
            United Mizrahi Bank, Ltd.                                                            385,384            1,455,289
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $37,006,829)                                                                                            65,010,928
                                                                                                           ------------------

   THAILAND -- (4.7%)
   COMMON STOCKS -- (4.7%)
            Advance Info Service Public Co., Ltd. (Foreign)                                    5,982,000           14,875,311
        *   Aromatics (Thailand) Public Co., Ltd. (Foreign)                                    1,387,500            2,376,459
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,794,100            1,133,547

        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                         5,174,500            1,654,369
            Banpu Public Co., Ltd. (Foreign)                                                     132,000              519,158
            BEC World Public Co., Ltd. (Foreign)                                               3,915,000            1,519,906
            Central Pattana Public Co., Ltd. (Foreign)                                         4,177,500              869,208
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 14,442,000            1,297,251
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                            4,100,710            1,737,677
            Hana Microelectronics Public Co., Ltd.                                             1,191,500              592,576
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          612,000              366,486
            Krung Thai Bank Public Co., Ltd. (Foreign)                                        17,302,970            3,951,452
            Land & Houses Public Co., Ltd. (Foreign)                                           2,130,310              594,606
            National Finance and Securities Public Co., Ltd. (Foreign)                           630,150              201,469
            National Petrochemical Public Co., Ltd. (Foreign)                                    441,500            1,176,288
            Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)               2,200,000            2,177,112
            Shin Corporation Public Co., Ltd. (Foreign)                                        6,122,000            5,902,969
            Siam Cement Public Co., Ltd. (Foreign)                                               270,000            1,726,465
            Siam City Cement Public Co., Ltd. (Foreign)                                          633,413            3,439,492
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    2,549,166            3,266,503
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       6,977,800            1,292,513
        *   Thai Military Bank Public Co., Ltd. (Foreign)                                     12,415,080            1,228,592
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                              3,178,520            2,056,642
            TISCO Finance Public Co., Ltd. (Foreign)                                           1,231,100              749,718
            Vanachai Group Co-Foreign                                                            950,200              196,502
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telecomasia Corp. Public Co., Ltd. (Foreign) Warrants 03/31/08                     1,444,563                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- THAILAND
     (Cost $43,496,151)                                                                                            54,902,271
                                                                                                           ------------------

   UNITED STATES -- (4.2%)
   COMMON STOCKS -- (4.2%)
            Banco Bilboa Vizcaya Argentaria Chile SA ADR                                          64,200            1,752,660
            Banco de Chile Series F ADR                                                           47,643            1,743,734
            Banco Santander Chile Sponsored ADR                                                  295,998            8,805,940
            Cia Telecom de Chile ADR                                                             421,400            4,466,840
            Compania Cervecerias Uni ADR                                                         115,400            2,930,006
            Cristalerias de Chile SA ADR                                                          35,600            1,103,600
            Distribucion y Servicio D&S SA ADR                                                   208,828            3,466,545
            Embotelladora Andina SA Andina ADR                                                   109,600            1,391,920
            Embotelladora Andina SA Andina Series B ADR                                           89,100            1,106,622
            Empresa Nacional de Electricidad SA ADR                                              514,018            8,424,755
            Enersis SA ADR                                                                       285,903            2,135,695
            Grupo Financiero Galicia SA ADR                                                      211,011            1,529,830
            Lan Chile SA ADR                                                                     125,900            3,438,329
        *   Madeco SA                                                                              4,450               46,280
            Masisa SA ADR                                                                         25,100              480,665
            Sociedad Quimica y Minera de Chile SA ADR                                             61,300            3,737,461
            Sociedad Quimica y Minera de Chile SA ADR Class A                                        902               54,797

            Vina Concha y Toro SA Conchatoro ADR                                                  27,100            2,004,858
                                                                                                           ------------------

   TOTAL -- UNITED STATES
     (Cost $40,357,553)                                                                                            48,620,537
                                                                                                           ------------------

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   HUNGARY -- (3.3%)
   COMMON STOCKS -- (3.3%)
            Budapesti Elektromos Muvek RT                                                            185               19,979
            Delmagyarorszagi Aramszolgaltato Demasz RT                                             2,275              172,595
            Egis RT                                                                               37,757            2,191,573
            Gedeon Richter, Ltd.                                                                  46,937            5,787,398
            Magyar Olay-Es Gazipari RT                                                           168,429           11,378,991
            Matav RT                                                                           1,050,555            4,470,569
            Orszagos Takerekpenztar es Keresdelmi Bank RT                                        386,220           11,120,548
        *   Tiszai Vegyi Kombinat RT                                                             117,534            3,337,215
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $15,788,433)                                                                                            38,478,868
                                                                                                           ------------------

   POLAND -- (2.9%)
   COMMON STOCKS -- (2.9%)
        *   Agora SA                                                                              98,779            1,627,704
            Bank Polska Kasa Opieki - Grupa Pekao SA                                             156,792            6,298,522
            Bank Przemyslowo Handlowy Pbk                                                         31,526            4,505,988
            Bank Zackodni Wbk SA                                                                  93,312            2,588,125
        *   Big Bank Gdanski SA                                                                2,029,541            2,017,712
            Browary Zywiec SA                                                                     15,860            2,265,539
        *   Budimex SA                                                                            36,763              498,247
        *   Cersanit-Krasnystaw SA                                                                19,143              669,795
            Debica SA                                                                             19,800              629,652
            Frantschach Swiecie SA                                                               103,599            1,870,135
        *   Kredyt Bank SA                                                                       418,562            1,130,787
        *   Netia Holdings SA                                                                    495,665              693,189
        *   Optimus Technologie                                                                    6,873               19,884
            Orbis SA                                                                              77,409              588,461
            Polski Koncern Naftowy Orlen S.A.                                                    267,237            3,176,793
        *   Prokom Software SA                                                                    21,336              860,594
            Telekomunikacja Polska SA                                                            712,274            3,880,717
            Zaklady Metali Lekkich Kety SA                                                        15,120              634,050
                                                                                                           ------------------

   TOTAL -- POLAND
     (Cost $20,586,160)                                                                                            33,955,894
                                                                                                           ------------------

   PHILIPPINES -- (2.8%)
   COMMON STOCKS -- (2.8%)
            Aboitiz Equity Ventures, Inc.                                                      7,803,400              450,948
            Ayala Corp.                                                                       42,503,520            4,919,169
            Ayala Land, Inc.                                                                  27,511,576            3,520,442

            Bank of the Philippine Island                                                      4,641,373            4,205,045
        *   Equitable PCI Bank, Inc.                                                           2,217,300            2,033,902
        *   Filipina Water Bottling Corp.                                                      2,006,957                    0
            Metro Bank and Trust Co.                                                           4,584,435            2,367,654
            Petron Corp.                                                                      28,593,000            1,678,003
        *   Philippine Long Distance Telephone Co.                                               347,030            8,433,097
            SM Prime Holdings, Inc.                                                           29,223,000            3,897,503
            Union Bank of the Philippines                                                      1,572,300              643,209
                                                                                                           ------------------

   TOTAL -- PHILIPPINES
     (Cost $42,708,447)                                                                                            32,148,972
                                                                                                           ------------------

   ARGENTINA -- (1.6%)
   COMMON STOCKS -- (1.6%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    899,000            1,281,979
        *   Alpargatas SA Industrial y Comercial                                                   1,078                  510
            Alto Palermo SA Series A                                                               5,000                8,852
            Banco del Sud Sociedad Anonima Series B                                               29,000               31,366
        *   Banco Frances del Rio de la Plata SA                                                 489,961              927,377
        *   Capex SA Series A                                                                     52,893               80,023
        *   Celulosa Argentina SA Series B                                                        18,750               15,632
        *   Central Costanera SA Series B                                                        114,100              143,976
        *   Central Puerto SA Series B                                                            16,000                8,240
        *   Garovaglio y Zorraquin SA                                                             28,000                3,831
        *   Gas Natural SA, Buenos Aires                                                         345,000              182,685
        *   Grupo Financiero Galicia SA Series B                                                 150,000              103,812
        *   IRSA Inversiones y Representaciones SA                                               657,649              635,086
        *   Juan Minetti SA                                                                      353,151              384,233
            Ledesma S.A.A.I.                                                                     242,632              149,957
        *   Metrogas SA Series B                                                                 543,115              197,555
        *   Molinos Rio de la Plata SA Series B                                                  694,833              950,576
        *   Perez Companc SA                                                                   2,329,901            2,377,465
        *   Renault Argentina SA                                                                 399,465               78,438
            Siderar SAIC Series A                                                                721,484            4,354,572
            Solvay Indupa S.A.I.C.                                                               555,366              572,067
        *   Telecom Argentina Stet-France SA Series B                                            977,000            1,993,890
            Tenaris SA                                                                           653,898            3,125,748
        *   Transportadora de Gas del Sur SA Series B                                          1,028,946            1,002,963
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,666,819)                                                                                            18,610,833
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   461,871              102,586
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- ARGENTINA
     (Cost $24,666,819)                                                                                            18,713,419
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.6%)
   COMMON STOCKS -- (0.6%)

            Ceske Telecom A.S.                                                                   146,147            2,187,806
            CEZ A.S.                                                                             192,592            2,777,894
            Komercni Banka A.S.                                                                   14,029            2,021,298
        *   Phillip Morris CR A.S.                                                                   478              318,931
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $5,099,679)                                                                                              7,305,929
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                               (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)

            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $5,216,000 FNMA Notes 2.95%, 11/14/07, valued at
              $5,223,318) to be repurchased at $5,151,269                                         5,151            5,151,000
                                                                                                           ------------------
      (Cost $5,151,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $817,432,373)                                                                                      $    1,161,660,237
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.
*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                      THE EMERGING MARKETS SMALL CAP SERIES
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   BRAZIL -- (12.0%)

   PREFERRED STOCKS -- (10.9%)
        *   Acesita SA                                                                            97,876   $        1,282,823
            Alpargatas-Santista Textil SA                                                        500,000               69,118
            Banco Mercantil do Brasil SA                                                         130,000               29,298
        *   Braskem SA                                                                        53,000,001            2,307,059
            Centrais Electricas de Santa Catarin Celesc Series B                                 840,000              327,353
            Companhia Brasileira de Petroleo Ipiranga SA                                          60,800              440,353
            Compania Paranaense de Energia Series B                                          232,500,000            1,070,184
            Confab Industrial SA                                                                 357,000              357,000
            Coteminas Cia Tecidos Norte de Minas                                               6,977,102              671,803
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      3,900               48,750
            Duratex SA                                                                        13,400,000              591,176
        *   Electropaulo Electrecidade Metropolitana                                          29,980,000              791,384
            Embraco SA                                                                           262,000              126,184
            Embratel Participacoes SA                                                        273,800,000              640,209
        *   Empressa Metropolitanade Aguas e Energia SA                                       24,000,000               63,529
            Energetica do Ceara Coelce                                                        72,000,000              100,588

        *   ENERSUL Empresa Energetjica de Mato Grosso do Sul SA Series B                     13,156,000               41,137
            Fertibras SA                                                                           3,400               34,000
            Forca Luz Cataguazes Leopoldina Series A                                          23,400,000               10,754
            Forjas Taurus SA                                                                      88,000               42,706
            Fras-Le Preferred                                                                     20,200               59,337
            Globex Utilidades SA                                                                  25,268              105,485
        *   Gradiente Eletronica SA                                                                2,600                8,221
        *   Industria de Bebidas Antarctica Polar SA                                              23,000               22,197
        *   Inepar SA Industria e Construcoes                                                  9,900,001                3,276
            Klabin SA                                                                            687,000            1,212,353
            Lojas Americanas SA                                                               68,290,369              913,886
            Magnesita SA Series A                                                             20,500,000              109,660
            Magnesita SA Series C                                                                202,338                  974
            Marcopolo SA                                                                         124,000              289,029
            Metal Leve SA                                                                      3,400,000              216,250
            Metalurgica Gerdau SA                                                                 59,302            1,395,559
        *   Net Servicos de Communication SA                                                   1,604,500              353,934
        *   Paranapanema SA                                                                  146,200,000              255,312
            Perdigao SA NPV                                                                       47,900              845,822
            Random Implementos e Participacoes SA                                                162,500              370,404
        *   Rasip Agro-Pastoril SA                                                                51,000                4,594
        *   Refinaria de Petroleo Ipiranga SA                                                     12,300              153,705
            Ripasa SA Papel e Celulose                                                           442,000              658,125
            Sadia SA                                                                             585,000            1,182,904
            Saraiva Livreiros Editores                                                             4,000               17,794
        *   Sharp SA Equipamentos Eletronicos                                                 30,200,000                  222

            Suzano Bahia Sul Papel e Celullose SA                                                292,650            1,317,968
            Suzano Petroquimica SA                                                                30,000               77,647
            Tele Celular Sul Participacoes SA                                                783,795,284            1,207,391
            Tele Centro Oeste Celular Participacoes SA                                       279,011,618              936,535
        *   Tele Leste Celular Participacoes SA                                              559,666,572              131,686
            Tele Norte Celular Participacoes SA                                              549,505,027              103,032
            Telemig Celular Participacoes SA                                                 398,290,371              575,471
            Telesudeste Celular Participacoes SA                                             355,800,000              797,934
            Tim Sul SA Preferred Series B                                                     13,950,000              417,987
            Ultrapar Participants                                                             69,939,437            1,289,508
            Uniao des Industrias Petroquimicas SA Series B                                       563,520              743,764
        *   Varig Participacoes Em Transportes                                                   122,026                  538
        *   Varig Particpacoes Em Servicos                                                       116,823                  108
        *   Varig SA Viacao Aerea Riograndense                                                    16,000                8,412
            Weg SA                                                                               280,100              725,994
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $14,932,357)                                                                                            25,558,426
                                                                                                           ------------------

   COMMON STOCKS -- (1.1%)
        *   Acesita SA                                                                             4,290               54,414
            Acos Villares SA Avil                                                                120,000               16,324
            Avipal SA Avicultura e Agropecua                                                  50,900,000              149,332
            Eternit SA                                                                             1,200               15,794
            Metalurgica Gerdau SA                                                                  1,292               29,450
            Petroquimica do Sul Copesul                                                       18,200,000            2,141,176
        *   Rhodia Ster SA                                                                       640,780               49,472
            Sao Paulo Alpargatas SA                                                              510,000               54,373
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $1,145,539)                                                                                              2,510,335
                                                                                                           ------------------

   TOTAL -- BRAZIL
     (Cost $16,077,896)                                                                                            28,068,761
                                                                                                           ------------------

   SOUTH KOREA -- (11.7%)
   COMMON STOCKS -- (11.7%)
        *   Anam Semiconductor, Inc.                                                             112,513              301,360
            Asia Cement Manufacturing Co., Ltd.                                                    1,243               39,282
            Bing Grae Co., Ltd.                                                                    3,480              103,814
            Bu Kwang Pharmaceutical Co., Ltd.                                                     10,550              122,568
            Byuck San Engineering and Construction Co., Ltd.                                       8,750               32,858
        *   Capro Corp.                                                                           11,440               39,995
            Cheil Communications, Inc.                                                             2,497              359,580
            Cheil Industrial, Inc.                                                                25,600              381,009
            Choong Wae Pharmaceutical                                                              1,877               37,456
            Chungho Comnet Co., Ltd.                                                                 720                3,003
        *   Comtec Systems Co., Ltd.                                                               2,000                1,284
        *   Dae Ho Corp.                                                                             543                   67
            Dae Sang Corp.                                                                         8,020               36,626
            Dae Won Kang Up Co., Ltd.                                                              1,740               24,989
            Daeduck Electronics Co., Ltd.                                                         22,437              180,225
            Daeduck Industries Co., Ltd.                                                           7,526               70,505
            Daegu Bank Co., Ltd.                                                                  63,640              441,869

            Daehan City Gas Co., Ltd.                                                              2,621               42,498
            Daehan Flour Mills Co., Ltd.                                                             470               27,971
            Daesung Industrial Co., Ltd.                                                           1,690               36,555
        *   Daewoo International Corp.                                                            54,700              431,804
            Daewoo Motor Sales Corp.                                                              10,240               74,799
        *   Daewoo Precision Industries Co., Ltd.                                                  2,800               42,522
        *   Daewoo Securities Co., Ltd.                                                          137,720              451,043
            Daewoong Co., Ltd.                                                                     4,686               32,900
        *   Daewoong Pharmaceutical Co., Ltd.                                                      3,630               80,820
            Daishin Securities Co., Ltd.                                                          24,720              303,088
        *   Daou Technology, Inc.                                                                  7,000                8,815
            DC Chemical Co., Ltd.                                                                  7,316              123,089
            Dong Ah Tire Industrial Co., Ltd.                                                      7,300               32,265
            Dong Bu Insurance Co., Ltd.                                                           36,790              246,815
        *   Dong Yang Mec                                                                          7,020               28,869
            Dong-A Pharmaceutical Co., Ltd.                                                        3,229               80,572
            Dongbu Corp.                                                                           6,310               52,716
            Dongbu Steel Co., Ltd.                                                                 7,290               98,574
            Dongkuk Steel Mill Co., Ltd.                                                          43,637              800,699
            Dongwon F&B Co., Ltd.                                                                    900               36,813
            Dongwon Financial Holding Co., Ltd.                                                   19,848              167,948
        *   Doosan Corp.                                                                           7,390               91,277
            Doosan Heavy Industries & Construction Co., Ltd.                                      54,500              701,791
        *   Doosan Industrial Development Co., Ltd.                                               44,730              161,174
        *   Eastel Systems Corp.                                                                   4,307                3,640
        *   Fursys, Inc.                                                                           2,880               34,783
            Global Enterprise Co., Ltd.                                                            5,900               30,923
        *   Good Morning Securities Co., Ltd.                                                     94,500              315,679
            Green Cross Corp.                                                                      1,825               43,734
            Hae In Co., Ltd.                                                                       5,964                8,691
            Halla Climate Control Corp.                                                           53,740              504,116
            Han Kuk Carbon Co., Ltd.                                                               7,903               13,689
            Han Wha Corp.                                                                         43,150              520,976
            Hana Securities Co., Ltd.                                                              5,930               38,016
            Handok Pharmaceuticals Co., Ltd.                                                       3,860               46,622
            Handsome Corp.                                                                        13,420              111,474
            Hanil Cement Manufacturing Co., Ltd.                                                   3,308              167,814
            Hanjin Heavy Industry Co., Ltd.                                                       32,990              240,199
            Hanjin Transportation Co., Ltd.                                                        3,471               50,196
        *   Hankook Synthetics, Inc.                                                               1,000                2,721
            Hankuk Electric Glass Co., Ltd.                                                        4,480              217,435
            Hankuk Glass Industries, Inc.                                                          6,360              553,282
            Hankuk Paper Manufacturing Co., Ltd.                                                   1,450               34,248
            Hanmi Pharmaceutical Industrial Co, Ltd.                                               3,530              186,696
        *   Hansol Electronics Inc.                                                                  797                4,961
            Hansol Paper Co., Ltd.                                                                21,460              216,358
        *   Hanssem Co., Ltd.                                                                      6,820               40,083
        *   Hansung Enterprise Co., Ltd.                                                             620                3,108
            Hanwha Chemical Corp.                                                                 74,040              720,734
            Hanwha Securities Co., Ltd.                                                           13,070               30,064
            Hotel Shilla, Ltd.                                                                    15,138               96,784
            Huchems Fine Chemical Corp.                                                            5,616               21,257
        *   Hung Chang Co., Ltd.                                                                       6                   23
            Hyosung T & C Co., Ltd.                                                               16,258              174,838

        *   Hyundai Auton Co., Ltd.                                                              106,390              254,545
            Hyundai Cement Co., Ltd.                                                               2,570               68,958
        *   Hyundai Corp.                                                                          1,505                5,293
            Hyundai Department Store Co., Ltd.                                                    13,140              418,220
            Hyundai Development Co.                                                               39,110              638,848
        *   Hyundai Elevator Co., Ltd.                                                             3,394              158,220
            Hyundai Hysco                                                                         42,530              348,741
            Hyundai Marine & Fire Insurance Co., Ltd.                                             40,200              154,770
        *   Hyundai Merchant Marine Co., Ltd.                                                     65,410            1,000,126
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       10,308              301,662
        *   Hyundai Securities Co., Ltd.                                                          71,159              285,068
        *   Il Jin Diamond Co., Ltd.                                                               2,000               28,538
        *   IlJin Electric, Ltd.                                                                   9,150               19,246
            IlShin Spinning Co., Ltd.                                                                380               13,460
        *   Inchon Oil Refinery Co., Ltd.                                                            373                   20
            ISU Chemical Co., Ltd.                                                                 1,530               11,647
        *   Isupetasys Co., Ltd.                                                                   7,160               11,652
            Jahwa Electronics Co., Ltd.                                                            6,230               64,018
            Jeonbuk Bank, Ltd.                                                                     8,590               36,121
        *   Jindo Corp.                                                                              500                3,984
            K.C. Tech Co., Ltd.                                                                    6,000               16,089
        *   KDB Capital Corp.                                                                     21,440               55,286
            KEC Corp.                                                                              3,035               57,386
            Kolon Industries, Inc.                                                                 5,090               28,125
        *   Kolon International                                                                      321                1,236
            Kolon International Corp.                                                              2,264               10,282
            Korea Circuit Co.                                                                      7,800               26,630
        *   Korea Data Systems Co., Ltd.                                                          35,000                6,315
        *   Korea Development Co., Ltd.                                                            3,480               59,280
            Korea Electric Terminal Co., Ltd.                                                      3,530               57,882
        *   Korea Express Co., Ltd.                                                                3,200               76,195
            Korea Fine Chemical Co., Ltd.                                                          1,388               13,417
            Korea Iron & Steel Co., Ltd.                                                           5,230              112,435
            Korea Iron & Steel Works Co., Ltd.                                                     3,328               48,136
            Korea Komho Petrochemical                                                             12,080              165,456
            Korea Line Corp.                                                                       5,130              181,738
            Korea Polyol Co., Ltd.                                                                 1,570               48,339
            Korea Reinsurance Co., Ltd.                                                           57,700              230,524
            Korea Zinc Co., Ltd.                                                                  10,530              301,311
        *   KP Chemical Corp.                                                                     45,391              209,505
        *   KTB Network, Ltd.                                                                     17,000               31,935
            Kukdong City Gas Co., Ltd.                                                             1,740               25,737
            Kumho Electronics Co., Ltd.                                                            1,987               53,125
            Kumho Industrial Co., Ltd.                                                            20,310              229,779
            Kyeryong Construction Industrial Co., Ltd.                                             2,060               28,540
            Kyobo Securities Co., Ltd.                                                            10,440               20,616
            LG Ad Inc., Ltd.                                                                       4,120               70,659
            LG Cable, Ltd.                                                                        19,390              379,458
            LG Caltex Gas Co., Ltd.                                                                1,980               45,287
            LG Engineering & Construction Corp.                                                   28,150              729,652
            LG Household & Healthcare Co., Ltd.                                                    8,720              225,016
        *   LG Industrial Systems, Ltd.                                                           16,950              290,119
            LG Insurance Co., Ltd.                                                                27,140              161,743
            LG International Corp.                                                                33,488              297,583

        *   LG Investment & Securities Co., Ltd.                                                  61,810              447,023
        *   LG Life Sciences, Ltd.                                                                 9,215              318,888
            LG Petrochemical Co., Ltd.                                                            13,800              344,205
            Lotte Chilsung Beverage Co., Ltd.                                                        880              682,201
            Lotte Confectionary Co., Ltd.                                                          1,030              628,055
            Lotte Sam Kang Co., Ltd.                                                                 230               20,374
            Meritz Securities Co., Ltd.                                                            2,940                7,110
        *   Midopa Co., Ltd.                                                                      27,910              122,648
            Namhae Chemical Corp.                                                                 13,104               23,262
            Namyang Dairy Products Co., Ltd.                                                         340              107,986
            Nong Shim Holdings Co., Ltd.                                                             780               43,918
            Oriental Fire & Marine Insurance Co., Ltd.                                             2,750               43,750
            ORION Corp.                                                                            3,490              338,972
            Ottogi Corporation                                                                       990               38,201
        *   Pacific Industries, Inc.                                                               2,100               23,189
        *   Pantech Co., Ltd.                                                                      8,690               31,984
            Poong San Corp.                                                                       12,640              169,570
            Pulmuone Co., Ltd.                                                                     2,030              101,185
            Pusan Bank                                                                            72,900              563,234
            Pusan City Gas Co., Ltd.                                                               3,000               42,904
            Pyung Hwa Industrial Co., Ltd.                                                         6,170               23,465
            S1 Corp.                                                                              15,730              509,024
        *   Saehan Industries, Inc.                                                                7,440               12,560
            Samchully Co., Ltd.                                                                    1,370               81,006
        *   Samlip Industrial Co., Ltd.                                                            4,560               27,768
        *   Samsung Engineering Co., Ltd.                                                         15,780              109,501
            Samsung Fine Chemicals                                                                14,950              263,174
        *   Samsung Techwin Co., Ltd.                                                             51,810              376,421
            Samyang Corp.                                                                          4,730              162,288
            Samyang Genex Co., Ltd.                                                                  220                8,323
        *   Samyoung Corp.                                                                         2,170               20,003
            Samyoung Electronics Co., Ltd.                                                         5,800               39,473
            Sejong Securities Co., Ltd.                                                            3,659                5,883
            Seondo Electric Co., Ltd.                                                              4,400                5,949
            Seoul City Gas Co., Ltd.                                                               2,750               64,156
        *   Seoul Securities Co., Ltd.                                                            19,500               58,806
            Shin Young Securities Co., Ltd.                                                        2,620               34,960
        *   Shindongbang Corp.                                                                       710               10,364
        *   Shindongbang Corp.                                                                     1,696               11,598
            Shinmoorim Paper Manufacturing Co., Ltd.                                               2,858               19,881
        *   Shinsung Engineering Co., Ltd.                                                        11,880               32,875
            Sindo Ricoh                                                                            5,860              347,528
        *   SK Chemicals Co., Ltd.                                                                 5,140               56,689
            SK Gas Co., Ltd.                                                                       2,500               57,153
        *   SKC Co., Ltd.                                                                         14,290              116,133
        *   Ssang Bang Wool Co., Ltd.                                                              6,950               16,042
        *   Ssangyong Cement Industry Co., Ltd.                                                  148,450              173,162
        *   Ssangyong Motor Co.                                                                   53,830              329,892
            STX Corp.                                                                              5,508               37,008
        *   STX Engine                                                                             4,692               21,614
            Suheung Capsule Co., Ltd.                                                              1,900               10,868
            Sung Shin Cement Co., Ltd.                                                            10,040              191,033
        *   Sunkyong Securities Co., Ltd.                                                        120,920               54,530
            Tae Kwang Industrial Co., Ltd.                                                           200               68,802

            Tae Young Corp.                                                                        3,274              112,360
            Taegu Department Store Co., Ltd.                                                       3,130               22,070
            Tai Han Electric Wire Co., Ltd.                                                       19,511              157,406
        *   Tong Yang Investment Bank                                                             28,710               54,681
        *   Tongil Heavy Industries Co., Ltd.                                                     46,780               32,028
        *   Trigem Computer, Inc.                                                                 21,159               56,596
            Union Steel Manufacturing Co., Ltd.                                                    3,862              137,206
            Woongjin Coway Co., Ltd.                                                               6,930               63,947
            Woongjin.Com Co., Ltd.                                                                 6,810               23,820
            Youlchon Chemical Co., Ltd.                                                            8,890               69,309
        *   Young Poong Mining & Construction Corp.                                                1,580                   83
            Youngone Corp.                                                                        18,210               62,336
            Yuhan Corp.                                                                            3,702              337,059
                                                                                                           ------------------
   TOTAL -- SOUTH KOREA
     (Cost $20,410,180)                                                                                            27,468,496
                                                                                                           ------------------

   SOUTH AFRICA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            ADCorp Holdings, Ltd.                                                                 43,285              124,482
            Advtech, Ltd.                                                                        120,000               26,495
            Aeci, Ltd.                                                                            79,460              506,641
            Afgri, Ltd.                                                                          280,296              348,084
            African Life Assurance Co., Ltd.                                                     102,921              293,098
            African Oxygen, Ltd.                                                                  94,934              376,356
        *   Afrikander Lease, Ltd.                                                               116,023               36,028
            Afrox Healthcare                                                                      45,403              111,955
            AG Industries, Ltd.                                                                  107,512               50,838
            Alexander Forbes, Ltd.                                                               259,170              478,307
            Allied Electronics Corp., Ltd.                                                        84,012              240,755
            Allied Technologies, Ltd.                                                             82,724              663,604
            Amalgamated Appliance Holdings, Ltd.                                                 142,094              132,766
        *   Anglovaal Mining, Ltd.                                                                93,461              474,496
            Aspen Pharmacare Holdings PLC                                                        297,721              847,245
            Astral Foods, Ltd.                                                                    33,426              298,802
            Aveng, Ltd.                                                                          241,648              484,439
            Bearing Man, Ltd.                                                                     69,024               89,269
        *   Bell Equipment, Ltd.                                                                  57,476               61,452
            Brandcorp Holdings, Ltd.                                                              43,383               60,581
        *   Business Connexion Group, Ltd.                                                       229,687              196,515
            Bytes Technology Group, Ltd.                                                         113,445              148,575
            Capital Alliance Holdings, Ltd.                                                      148,529              415,186
            Capitec Bank Holdings, Ltd.                                                           37,860               76,243
            Cashbuild, Ltd.                                                                       13,473               82,424
            Caxton & CTP Publishers & Printers, Ltd.                                             356,504              602,347
            Ceramic Industries, Ltd.                                                              13,297              217,654
            City Lodge Hotels, Ltd.                                                               28,074              164,766
        *   Connection Group Holdings, Ltd.                                                       26,487               45,136
        *   Corpcapital, Ltd.                                                                    241,136               29,188
            Cullinan Holdings, Ltd.                                                               10,000                  984
        *   Datacentrix Holdings, Ltd.                                                           162,198               70,351
        *   Datatec, Ltd.                                                                         92,603              157,817

            Delta Electrical Industries, Ltd.                                                     38,338              215,025
        *   Dimension Data Holdings PLC                                                          527,088              343,980
            Distell Group, Ltd.                                                                  160,135              704,309
        *   Distribution & Warehousing Network, Ltd.                                              98,577               81,951
            Dorbyl, Ltd.                                                                          18,237               80,526
        *   Durban Roodeport Deep, Ltd.                                                          196,023              334,038
        *   Ellerine Holdings, Ltd.                                                               62,039              555,892
            Enviroserv Holdings, Ltd.                                                             64,500               40,120
            Famous Brands, Ltd.                                                                    9,678               11,622
            Foschini, Ltd.                                                                       168,564            1,028,317
        *   Frontrange, Ltd.                                                                      62,223               51,508
            Gold Reef Casino Resorts, Ltd.                                                       169,887              333,109
            Grindrod, Ltd.                                                                        36,506              248,733
            Group Five, Ltd.                                                                      40,465               99,507
            Highveld Steel & Vanadilum Corp., Ltd.                                                85,563              710,439
            Hudaco Industries, Ltd.                                                               23,083              125,222
            Iliad Africa, Ltd.                                                                   112,877              187,711
            Illovo Sugar, Ltd.                                                                   203,494              285,266
            Investec, Ltd.                                                                        17,097              486,910
        *   JCI, Ltd.                                                                          1,622,051               92,297
            Johnic Communications, Ltd.                                                           86,930              434,028
            Kersaf Investments, Ltd.                                                              58,532              529,881
            M Cubed Holdings, Ltd.                                                               385,000               27,147
        *   Medi-Clinic Corp., Ltd.                                                              277,002              681,819
            Metair Investment, Ltd.                                                                4,447              136,394
        *   Metorex, Ltd.                                                                        101,510               47,219
        *   Metoz Holdings, Ltd.                                                               1,278,869              452,228
            Metropolitan Holdings, Ltd.                                                          451,465              744,437
            Murray & Roberts Holdings, Ltd.                                                      215,729              543,023
            Mustek, Ltd.                                                                          20,612               30,206
            New Clicks Holdings, Ltd.                                                            290,335              485,819
            Northam Platinum, Ltd.                                                               183,217              282,407
        *   Nu-World Holdings                                                                     11,932               66,262
            Oceana Group                                                                          86,619              228,048
            Omnia Holdings, Ltd.                                                                  37,562              282,095
        *   Palabora Mining Co., Ltd.                                                             20,554              132,879
            Peregrine Holdings, Ltd.                                                             134,813               62,416
        *   Primedia Limited 'n'                                                                 161,922              320,154
            PSG Group, Ltd.                                                                       63,250               59,229
            Rainbow Chicken, Ltd.                                                                209,727              253,031
        *   Randgold and Expl CO                                                                  42,939               88,658
            Rebserve Holdings, Ltd.                                                              151,070              229,939
            Redefine Income Fund, Ltd.                                                            34,692               18,721
        *   Relyant Retail, Ltd.                                                                 724,775              275,746
            Reunert                                                                              113,771              684,839
        *   SA Chrome and Alloys                                                                 798,852              117,692
        *   Sage Group, Ltd.                                                                     201,897               51,397
            Santam, Ltd.                                                                          54,533              630,359
            Shoprite Holdings Ltd                                                                378,315              836,707
            Specialty Stores Ltd.                                                                173,245              337,992
            Spur Corp., Ltd.                                                                      53,697               55,555
            Super Group, Ltd.                                                                    280,556              604,103
            Tiger Wheels, Ltd.                                                                    47,140              215,410
            Tongaat-Hulett Group, Ltd.                                                            93,729              808,683

            Tourism Investment                                                                   647,510              156,466
            Trans Hex Group, Ltd.                                                                 69,964              218,163
        *   Trencor, Ltd.                                                                        142,114              318,490
            Truworths International, Ltd.                                                        312,815              903,870
            UCS Group, Ltd.                                                                      144,872               35,717
            Unitrans Ltd                                                                          65,023              350,435
            Value Group, Ltd.                                                                     49,189               14,569
        *   Western Areas Ltd                                                                     90,489              423,564
            Wilson Bayly Holme                                                                    40,403              178,341
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,461,411)                                                                                            27,283,499
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          3,331
                                                                                                           ------------------
   (Cost $3,130)
   TOTAL -- SOUTH AFRICA
     (Cost $19,464,541)                                                                                            27,286,830
                                                                                                           ------------------

   MALAYSIA -- (10.9%)
   COMMON STOCKS -- (10.9%)
        *   A&M Realty Berhad                                                                     65,000               23,608
            ACP Industries Berhad                                                                 34,000               10,913
            Affin Holdings Berhad                                                              1,335,800              628,525
            Amalgamated Industrial Steel Berhad                                                   11,250                2,559
        *   AMBD Berhad                                                                           58,000                2,821
            Amway (Malaysia) Holdings Berhad                                                     190,700              338,284
            Ann Joo Resources Berhad                                                              83,000               41,485
        *   Anson Perdana Berhad                                                                  10,000                  118
        *   Antah Holding Berhad                                                                  23,000                1,539
        *   Aokam Perdana Berhad                                                                      36                   11
            APM Automotive Holdings Berhad                                                        74,500               47,822
        *   Arab Malaysia Corp. Berhad                                                           558,000              198,061
            Asas Dunia Berhad                                                                     16,000                3,990
        *   Asia Pacific Land Berhad                                                              70,000                5,147
            Asiatic Development Berhad                                                           926,300              428,729
        *   Avenue Assets Berhad                                                                 254,000               36,722
            Ayer Hitam Planting Syndicate Berhad                                                   6,000                3,766
            Bandar Raya Developments Berhad                                                      466,600              243,009
            Batu Kawan Berhad                                                                    302,400              477,646
        *   Berjaya Capital Berhad                                                               391,000               92,536
            Berjaya Land Berhad                                                                  465,000              100,233
            Bernas Padiberas Nasional Berhad                                                     242,500              108,941
            Bimb Holdings Berhad                                                                 208,200               99,693
            Bintai Kinden Corp. Berhad                                                            16,000                5,215
            Bolton Properties Berhad                                                              96,000               23,061
            Boustead Holdings Berhad                                                             530,800              244,331
            Cahya Mata Sarawak Berhad                                                            153,000               66,458
        *   Camerlin Group Berhad                                                                 58,000               15,255
            Carlsberg Brewery Malaysia Berhad                                                    179,800              520,603
            Cement Industries of Malaysia Berhad                                                  48,800               23,108
            Chemical Co. of Malaysia Berhad                                                      102,000               60,387

            Chin Teck Plantations Berhad                                                          33,000               43,452
        *   Cosway Corp. Berhad                                                                  113,000               23,502
            Courts Mammoth Berhad                                                                149,000               64,607
            Cycle & Carriage Bintang Berhad                                                       15,000               12,384
        *   Damansara Realty Berhad                                                               65,000                2,384
            Datuk Keramik Holdings Berhad                                                         24,000                  634
            Dijaya Corp. Berhad                                                                   96,000               24,585
            Diperdana Corp. Berhad                                                                 3,000                1,339
            Diversified Resources Berhad                                                         704,300              418,716
            DNP Holdings Berhad                                                                   34,000                6,000
        *   E&O Property Development Berhad                                                      723,200              132,030
            Eastern & Oriental Berhad                                                             72,000               13,814
        *   Econstates Berhad                                                                     55,500               15,609
            Edaran Otomobil Nasional Berhad                                                      173,600              151,915
            Esso Malaysia Berhad                                                                 183,500              120,682
            Europlus Berhad                                                                       25,700                4,221
        *   Faber Group Berhad                                                                    16,000                2,526
            Far East Holdings Berhad                                                              23,700               23,452
        *   FCW Holdings Berhad                                                                   24,000                2,240
        *   Fountain View Development Berhad                                                     447,600              588,800
            Fraser & Neave Holdings Berhad                                                       430,600              554,704
            Globetronics Technology Berhad                                                       796,400              112,162
            Glomac Berhad                                                                         70,200               40,216
            Gold IS Berhad                                                                        77,000               29,771
        *   Golden Plus Holdings Berhad                                                           16,000               11,515
        *   Gopeng Berhad                                                                         17,000                2,753
            Guiness Anchor Berhad                                                                375,400              508,605
        *   Gula Perak Berhad                                                                     97,700               42,396
            Guthrie Ropel Berhad                                                                  35,900               35,512
            Hap Seng Consolidated Berhad                                                         491,400              321,518
            Heitech Padu Berhad                                                                   26,000               17,752
            Highlands and Lowlands Berhad                                                        411,700              387,628
        *   HLG Capital Berhad                                                                    12,000                3,124
            Hock Seng Lee Berhad                                                                  44,160               38,109
            Hong Leong Industries Berhad                                                         224,200              282,972
            Hong Leong Properties Berhad                                                         259,100               41,530
            Hume Industries (Malaysia) Berhad                                                    163,967              215,494
            Hwang-DBS (Malaysia) Berhad                                                           97,500               42,524
            IGB Corp. Berhad                                                                   1,480,450              505,736
            IJM Corp. Berhad                                                                     255,500              314,590
            IJM Plantations Berhad                                                                37,600               11,968
        *   Insas Berhad                                                                         226,000               23,461
            Island & Peninsular Berhad                                                           439,700              548,045
        *   Jaks Resources Berhad                                                                  1,000                  447
            Jaya Jusco Stores Berhad                                                             133,100              171,569
            Jaya Tiasa Holdings Berhad                                                           202,100              212,634
        *   Johan Holdings Berhad                                                                 30,000                2,132
            John Hancock Life Insurance (M) Berhad                                                46,000               27,795
            Johor Port Berhad                                                                    296,600              166,715
            Johore Tenggara Oil Palm Berhad                                                       59,200               16,807
            JT International Berhad                                                              315,100              374,568
            K & N Kenanga Holdings Berhad                                                        287,300               61,955
            Keck Seng (Malaysia) Berhad                                                           23,000               11,253
            KFC Holdings (Malaysia) Berhad                                                       163,200              148,500

            Kian Joo Can Factory Berhad                                                           72,900               54,622
            Kim Hin Industry Berhad                                                               52,000               30,061
            KPJ Healthcare Berhad                                                                 62,000               24,461
        *   Kretam Holdings Berhad                                                                15,000                3,350
            KSL Holdings Berhad                                                                   64,500               39,117
        *   Kub Malaysia Berhad                                                                  181,000               28,560
            Kulim Malaysia Berhad                                                                127,850               95,867
        *   Kumpulan Hartanah Selangor Berhad                                                    166,500               17,200
            Kwantas Corp. Berhad                                                                  68,600               92,943
            Ladang Perbadanan-Fima Berhad                                                         11,000                9,389
        *   Land & General Berhad                                                                180,000               14,198
            Landmarks Berhad                                                                     182,600               42,643
        *   Leader Universal Holdings Berhad                                                      69,000                7,898
        *   Leong Hup Holdings Berhad                                                             46,000               11,007
            Lingkaran Trans Kota Holdings Berhad                                                 555,600              390,317
            Lingui Development Berhad                                                            219,000               77,572
            Lion Diversified Holdings Berhad                                                     321,000              180,661
            Lion Industries Corp. Berhad                                                         481,100              241,508
            Liqua Health Corp. Berhad                                                                173                   44
            MAA Holdings Berhad                                                                  137,533              195,198
            Magnum 4D Berhad                                                                      80,000               77,820
            Malayan Cement Berhad                                                              1,453,050              295,984
            Malayawata Steel Berhad                                                               72,000               41,287
        *   Malaysia Aica Berhad                                                                  48,200               29,661
        *   Malaysia Building Society Berhad                                                      35,000                7,486
            Malaysia Industrial Development Finance Berhad                                     1,094,100              373,979
            Malaysia Mining Corp. Berhad                                                         732,900              412,671
            Malaysia Smelting Corp. Berhad                                                        23,000               37,513
            Malaysian Mosaics Berhad                                                             229,300               94,701
            Malaysian National Reinsurance Berhad                                                 80,500               72,841
            Malaysian Oxygen Berhad                                                              163,400              528,719
            Malaysian Plantations Berhad                                                         622,500              386,219
        *   Malaysian Resources Corp. Berhad                                                      94,666               20,146
        *   Mancon Berhad                                                                         12,000                2,747
            Maruichi Malaysia Steel Tube Berhad                                                   58,600               33,755
            Matsushita Electric Co. (Malaysia) Berhad                                             39,984              108,317
            MBM Resources Berhad                                                                 102,966               65,044
        *   Media Prima Berhad                                                                    61,533               28,141
        *   Merces Holdings Berhad                                                                 1,250                  177
            Metro Kajang Holdings Berhad                                                          58,800               22,258
            Mieco Chipboard Berhad                                                                69,000               48,932
        *   MTD Infraperdana Berhad                                                              878,500              164,868
            MUI Properties Berhad                                                                 75,200                7,026
        *   Mulpha International Berhad                                                        1,287,350              231,855
        *   Multi-Purpose Holdings Berhad                                                        457,000              135,535
        *   Mycron Steel Berhad                                                                   14,650                5,513
            Naim Cendera Berhad                                                                  162,900              140,572
        *   Naluri Berhad                                                                        491,000               77,466
        *   Nam Fatt Berhad                                                                        9,000                1,396
            Narra Industries Berhad                                                               16,000                7,130
            NCB Holdings Berhad                                                                  529,800              379,072
            Negara Properties (Malaysia) Berhad                                                    6,000                5,967
        *   New Straits Times Press (Malaysia) Berhad                                            210,800              231,653
            Nikko Electronics Berhad                                                              36,600               13,863

            NV Multi Corp. Berhad                                                                129,500               15,343
        *   NWP Holdings Berhad                                                                  112,000               24,709
            Nylex (Malaysia) Berhad                                                               41,500                7,748
            Oriental Holdings Berhad                                                             362,900              425,725
            OSK Holdings Berhad                                                                  616,333              251,286
            OSK Property Holdings Berhad                                                           3,393                1,115
            Pacific & Orient Berhad                                                               40,400               18,056
            Pacificmas Berhad                                                                      9,500               15,503
            Pan Malaysia Cement Works Berhad                                                     192,000               25,739
        *   Pan Malaysian Industries Berhad                                                      818,000               18,301
        *   Pan Pacific Asia Berhad                                                               12,000                  284
        *   Panglobal Berhad                                                                      14,000                6,963
            PBA Holdings Berhad                                                                   52,400               23,160
            Pelangi Berhad                                                                       268,700               38,863
        *   Pernas International Holdings Berhad                                                 224,000               40,388
            Petaling Garden Berhad                                                                94,000               39,071
            Phileo Allied Berhad                                                                 557,200              367,595
            PK Resources Berhad                                                                   14,000                2,594
        *   Prime Utilities Berhad                                                                 3,000                  825
        *   Promet Berhad                                                                         52,000                3,968
        *   Puncak Niaga Holdings Berhad                                                         491,100              423,292
            QL Resources Berhad                                                                   57,000               35,528
        *   QSR Brand Berhad                                                                      32,000               16,947
            Ramatex Berhad                                                                       292,700              268,227
        *   Ranhill Berhad                                                                       206,460              358,348
        *   Ranhill Utilities Berhad                                                              92,060               61,565
        *   Rashid Hussain Berhad                                                                182,000               33,018
        *   Rekapacific Berhad                                                                    55,000                    0
            Road Builders (Malaysia) Holdings Berhad                                             425,000              290,640
            Sapura Telecommunications Berhad                                                      64,846               27,269
            Sarawak Enterprise Corp. Berhad                                                      421,000              151,697
        *   Saship Holdings Berhad                                                                23,000                5,387
            SCB Developments Berhad                                                               80,800               93,535
            Scomi Group Berhad                                                                 1,072,600              485,296
            Selangor Properties Berhad                                                           316,800              189,993
            Shangri-La Hotels (Malaysia) Berhad                                                  114,000               37,179
            Shell Refining Co. Federation of Malaysia Berhad                                     190,500              446,150
            SHL Consolidated Berhad                                                               75,000               31,789
        *   Sime Engineering Services Berhad                                                     279,100               99,791
            Sime UEP Properties Berhad                                                           133,000              146,947
            Southern Acids (Malaysia) Berhad                                                      41,000               19,307
            Southern Steel Berhad                                                                118,400               69,420
            SP Setia Berhad                                                                      351,400              371,626
        *   SRI Hartemas Berhad                                                                   65,000                7,099
            Star Publications (Malaysia) Berhad                                                  229,300              410,039
            Subur Tiasa Holdings Berhad                                                           65,000               40,708
            Sunrise Berhad                                                                       241,220              105,943
            Sunway City Berhad                                                                   139,000               61,836
        *   Sunway Holdings, Inc. Berhad                                                         442,700              145,546
        *   Suria Capital Holdings Berhad                                                        186,000               26,602
        *   Symphony House Berhad                                                                 20,571                4,485
            Ta Ann Holdings Berhad                                                               159,800              277,335
            Ta Enterprise Berhad                                                               1,428,500              338,060
            Talam Corp. Berhad                                                                    12,850                3,720

        *   Tamco Corp. Holdings Berhad                                                           83,000                7,972
            Tan Chong Motor Holdings Berhad                                                      716,900              313,053
        *   Tanah Emas Corp. Berhad                                                               65,000               22,868
            Tasek Corp. Berhad                                                                    37,000               24,351
        *   Time Dotcom Berhad                                                                 1,001,500              182,746
            Top Glove Corp. Berhad                                                                51,300              108,669
            Tractors Malaysia Holdings Berhad                                                    143,400               87,908
            Tradewinds (Malaysia) Berhad                                                         117,000               84,638
        *   Trengganu Development & Management Berhad                                             79,700               20,591
            Tronoh Mines Malaysia Berhad                                                         205,000              152,685
            UAC Berhad                                                                            25,000               31,846
            Uchi Technologies Berhad                                                             253,500              152,682
            UDA Holdings Berhad                                                                   81,000               32,331
        *   UEM World Berhad                                                                   1,947,500              552,606
            Unico-Desa Plantations Berhad                                                        316,000               38,266
            Union Paper Holdings Berhad                                                           70,000               14,350
            Uniphone Telecommunications Berhad                                                    43,000                9,890
            Unisem (M) Berhad                                                                    152,500              302,244
            United Malacca Rubber Estates Berhad                                                  47,500               44,030
            United Malayan Land Berhad                                                            13,000                3,642
            United Plantations Berhad                                                            233,600              310,163
        *   Utama Banking Group Berhad                                                           122,000               27,602
            Wah Seong Corp                                                                       164,000               87,900
            Worldwide Holdings Berhad                                                             52,000               28,151
            WTK Holdings Berhad                                                                   93,600              147,601
            Yeo Hiap Seng (Malaysia) Berhad                                                       47,300               24,416
            Yu Neh Huat Berhad                                                                       500                  167
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $26,120,664)                                                                                            25,665,786
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                               13,250                2,894
        *   Liqua Health Marketing Berhad Warrants 09/09/08                                           34                    6
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              23,000                8,413
        *   QSR Brand Berhad Warrants 01/24/07                                                    12,800                2,771
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $605)                                                                                                       14,084
                                                                                                           ------------------

   TOTAL -- MALAYSIA
     (Cost $26,121,269)                                                                                            25,679,870
                                                                                                           ------------------

   TAIWAN -- (10.8%)
   COMMON STOCKS -- (10.8%)
            Ability Enterprise Co., Ltd.                                                          66,197               32,887
            Abit Computer Co., Ltd.                                                              131,260               39,739
        *   Accton Technology Corp.                                                              178,000               71,762
            Advantech Co., Ltd.                                                                  179,902              411,682
            Altek Corp.                                                                           16,800                9,851
        *   Ambassador Hotel                                                                      60,000               33,461
            Amtran Technology Co., Ltd.                                                          122,216               49,256
        *   Arima Computer Corp.                                                                 386,000              112,652

            Asia Polymer Corp.                                                                    44,280               23,578
        *   Askey Computer Co., Ltd.                                                              84,321               43,464
            Audix Co., Ltd.                                                                       18,942               14,676
        *   Aurora Corp.                                                                          52,250               28,760
            Avermedia Technologies, Inc.                                                          30,844               26,374
            Avision, Inc.                                                                         25,030               14,117
            Bank of Kaohsiung Co., Ltd.                                                          141,966               99,641
            Basso Industry Corp., Ltd.                                                            28,600               59,320
        *   Behavior Tech Computer Corp.                                                         117,000               29,935
        *   Bes Engineering Corp.                                                                455,572               79,544
        *   Carnival Industrial Corp.                                                             95,000               15,704
            Catcher Co., Ltd.                                                                    110,692              327,760
            Cathay Real Estate Development Co., Ltd.                                             439,753              237,694
        *   Central Insurance Co., Ltd.                                                           60,000               21,268
            Central Reinsurance Co., Ltd.                                                         69,133               27,794
            Cheng Loong Corp.                                                                    431,330              157,416
            Cheng Uei Precision Industry Co., Ltd.                                               134,320              256,583
        *   Chia Hsin Cement Corp.                                                               196,000               87,957
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           153,330               19,575
            Chicony Electronics Co., Ltd.                                                        148,639              135,566
        *   Chien Shing Stainless Steel Co., Ltd.                                                 56,000               25,679
        *   China General Plastics Corp.                                                          76,000               33,351
        *   China Life Insurance Co., Ltd.                                                       296,418              179,818
        *   China Man-Made Fiber Co., Ltd.                                                       390,280              201,313
            China Metal Products Co., Ltd.                                                        23,705               27,056
        *   China Petrochemical Development Corp.                                                726,000              150,291
        *   China Rebar Co., Ltd.                                                                126,800               15,126
            China Steel Chemical Corp.                                                            47,552               71,097
        *   China Synthetic Rubber Corp.                                                          59,987               20,873
        *   China United Trust & Investment Corp.                                                220,000               22,572
            Chin-Poon Industrial Co., Ltd.                                                        36,809               21,381
        *   Chou Chin Industrial Co., Ltd.                                                        42,180                    0
            Chroma Ate, Inc.                                                                      57,954               43,049
        *   Chun Yu Works & Co., Ltd.                                                             69,000               26,304
            Chun Yuan Steel Industrial Co., Ltd.                                                 105,000               68,109
            Chung Hsin Electric & Machinery Co., Ltd.                                            120,000               49,209
            Chung Hwa Pulp Corp.                                                                 142,594               68,235
            Clevo Co.                                                                             84,381               26,579
            Compal Commun                                                                        168,250              277,001
        *   Compeq Manufacturing Co., Ltd.                                                       383,000              135,825
            Continental Engineering Corp.                                                        248,979              109,681
        *   Cosmos Bank Taiwan                                                                   327,000              151,609
            CTCI Corp.                                                                           165,663               93,053
            Der Pao Construction Co., Ltd.                                                        78,000               17,010
            D-Link Corp.                                                                         297,271              319,487
            Edom Technology Co., Ltd.                                                             14,160                9,861
            Elan Microelectronincs Corp.                                                          82,784               44,990
            Elite Semiconductor Memory Technology, Inc.                                           55,600              112,412
            Elitegroup Computer Systems Co., Ltd.                                                275,250              131,642
        *   Enlight Corp.                                                                         53,000               12,746
        *   Entie Commercial Bank                                                                986,246              335,476
            Epistar Corp.                                                                         38,030               44,681
        *   ET Internet Technology Corp.                                                         195,114              103,633
            Eternal Chemical Co., Ltd.                                                           228,700              140,094

        *   Everest Textile Co., Ltd.                                                            115,360               34,574
            Evergreen International Storage & Transport Corp.                                    490,000              225,782
            Everlight Chemical Industrial Corp.                                                   65,000               23,526
            Everlight Electronics Co., Ltd.                                                       92,004               93,262
        *   Everspring Industry Co., Ltd.                                                         51,000               10,877
            Far East Department Stores, Ltd.                                                     476,000              266,141
            Far Eastern International Bank                                                       492,000              293,482
            Federal Corp.                                                                         77,229               45,427
            Feng Hsin Iron & Steel Co., Ltd.                                                     309,180              352,149
            Feng Tay Enterprise Co., Ltd.                                                        167,468              183,311
        *   FIC Global, Inc.                                                                     142,875               20,395
            First Copper Technology Co., Ltd.                                                     62,000               26,799
            Formosa International Hotels Corp.                                                    49,500               58,559
            Formosa Taffeta Co., Ltd.                                                            935,000              430,742
        *   Formosan Rubber Group, Inc.                                                           68,000               27,618
            Giant Manufacture Co., Ltd.                                                          111,170              167,472
        *   Giga Storage Corp.                                                                    43,859               14,252
            Giga-Byte Technology Co., Ltd.                                                       365,000              435,820
            Globe Union Industrial Corp.                                                          37,855               41,723
        *   Gold Circuit Electronics, Ltd.                                                        77,446               32,769
        *   Goldsun Development & Construction Co., Ltd.                                         295,000               77,308
        *   Grand Pacific Petrochemical Corp.                                                    115,000               47,326
            Great China Metal Industry Co., Ltd.                                                  63,000               39,768
            Great Taipei Gas Co., Ltd.                                                            97,000               36,520
            Great Wall Enterprise Co., Ltd.                                                       64,890               15,961
            Greatek Co., Ltd.                                                                     87,701               74,647
            Hey Song Corp.                                                                        96,000               30,019
            Ho Tung Holding Corp.                                                                153,486               47,747
        *   Hocheng Corp.                                                                         71,000               18,413
            Hotai Motor Co., Ltd.                                                                179,000              357,491
            Hsin Kuang Steel Co., Ltd.                                                            25,854               39,813
        *   Hsinchu International Bank                                                           579,700              367,213
            Hsing Ta Cement Co., Ltd.                                                            103,000               31,668
            Hua Eng Wire & Cable Co., Ltd.                                                       113,565               28,097
            Hung Poo Construction Corp.                                                           76,000               47,632
        *   Hung Sheng Construction Co., Ltd.                                                    161,000               69,089
            Ichia Technologies, Inc.                                                              72,905               96,583
            Infortrend Technology, Inc.                                                           45,900               93,689
        *   K Laser Technology, Inc.                                                              20,343               12,745
        *   Kao Hsing Chang Iron & Steel Corp.                                                   101,000               46,071
            Kaulin Manufacturing Co., Ltd.                                                        18,400               16,655
            Kendra Rubber Industrial Co., Ltd.                                                   110,872               85,028
            King Yuan Electronics Co., Ltd.                                                      396,386              256,441
        *   Kingdom Construction Co., Ltd.                                                       107,000               33,016
        *   King's Town Construction Co., Ltd.                                                    36,000               63,289
            Kinpo Electronics, Inc.                                                              699,560              298,192
            Knowledge-Yield-Excellence Systems Corp.                                              25,966               16,588
            Largan Precision Co., Ltd.                                                            63,000              367,447
        *   Lead Data Co., Ltd.                                                                   86,920               15,794
        *   Lealea Enterprise Co., Ltd.                                                          110,000               21,237
            Lee Chang Yung Chemical Industry Corp.                                                72,075               32,360
        *   Lelon Co., Ltd.                                                                       29,170                9,819
        *   Leofoo Development Co., Ltd.                                                          35,000               12,638
            Li Shin International Enterprise Corp.                                                26,544               10,813

            Lien Hwa Industrial Corp.                                                            119,000               43,200
            Ling Sheng PrecisionIndustrial Corp.                                                  45,000               18,176
            Long Bon Development Co., Ltd.                                                        98,000               31,126
            Long Chen Paper Co., Ltd.                                                             89,000               28,336
            Lucky Cement Corp.                                                                    97,000               26,538
            Meiloon Co., Ltd.                                                                     52,533               43,009
            Mercuries & Associates, Ltd.                                                         112,455               37,105
            Mercuries Data Co., Ltd.                                                              52,504               17,031
            Merry Electronics Co., Ltd.                                                           25,924               58,515
        *   Microelectronics Technology, Inc.                                                     77,000               30,239
            Micro-Star International Co., Ltd.                                                   408,700              245,384
            Mitac International Corp.                                                            483,000              223,450
            Mustek Systems, Inc.                                                                  39,600                9,881
        *   Nankang Rubber Tire Co., Ltd.                                                         75,000               89,323
            National Petroleum Co., Ltd.                                                          35,824               25,398
            Nien Hsing Textile Co., Ltd.                                                         322,000              309,816
            Nien Made Enterprise Co., Ltd.                                                       135,642              198,864
            Optimax Technology Corp.                                                             116,000              258,275
        *   Opto Tech Corp.                                                                       61,000               11,188
        *   Orient Semiconductor Electronics, Ltd.                                               226,487               21,608
            Oriental Union Chemical Corp.                                                        386,678              405,667
        *   Pacific Electric Wire & Cable Corp.                                                  726,000               11,715
            Pan Jit International, Inc.                                                           37,000               23,963
            Pan Overseas Electronics Co., Ltd.                                                    68,407               16,925
        *   Pan-International Industrial Corp.                                                   110,250               77,475
            Phihong Technology Co., Ltd.                                                          41,635               15,413
            Phoenix Precision Technology Corp.                                                   159,583               84,086
            Phoenixtec Power Co., Ltd.                                                           219,725              246,635
        *   Picvue Electronics, Ltd.                                                             181,900               32,194
            Pihsiang Machinery Mfg. Co., Ltd.                                                     49,440               99,441
            Premier Image Technology Corp.                                                       275,550              212,009
            Primax Electronics, Ltd.                                                              61,186               12,348
        *   Prince Housing & Development Corp.                                                   223,000               54,775
        *   Procomp Informatics, Ltd.                                                             21,675                4,305
            Prodisc Technology, Inc.                                                             288,199              105,893
        *   Q-Run Technology Co., Ltd.                                                           212,400              416,718
            Radium Life Tech                                                                      33,000               26,726
            Realtek Semiconductor Corp.                                                          408,000              427,725
            Ritek Corp.                                                                          392,000              140,257
        *   Ruentex Development Co., Ltd.                                                        140,000               27,652
        *   Ruentex Industries, Ltd.                                                             141,000               56,806
            Sampo Corp.                                                                          459,900              100,191
        *   San Fang Chemical Industry Co., Ltd.                                                  44,770               33,425
            Sanyang Industrial Co., Ltd.                                                         205,000               79,113
            Sanyo Electric Co., Ltd.                                                              56,000               30,157
            Senao International Co., Ltd.                                                         34,133               12,789
            Sheng Yu Steel Co., Ltd.                                                             116,980              143,092
            Shihlin Electric & Engineering Corp.                                                 162,000              105,265
        *   Shihlin Paper Corp.                                                                   56,000               39,263
        *   Shinkong Synthetic Fibers Co., Ltd.                                                  388,000              106,728
            Shuttle, Inc.                                                                         35,250               21,668
        *   Silicon Integrated Systems Corp.                                                     695,608              246,225
            Sincere Navigation Corp.                                                             175,391              221,010
        *   Sinkong Spinning Co., Ltd.                                                            60,000               23,480

        *   Sintek Photronics Corp.                                                              203,450               85,726
            Sinyi Realty, Inc.                                                                    26,000               52,203
        *   Solomon Technology Corp.                                                              90,000               17,743
        *   Southeast Cement Co., Ltd.                                                            98,700               24,419
            Springsoft, Inc.                                                                      40,825               83,337
            Stark Technology, Inc.                                                                45,100               19,645
            Sunonwealth Electric Machine Industry Co., Ltd.                                       44,719               18,783
            Sunrex Technology Corp.                                                               42,849               29,127
            Systex Corp., Ltd.                                                                   314,348              104,631
            Ta Chen Stainless Pipe Co., Ltd.                                                      25,000               18,230
        *   Ta Chong Bank                                                                        645,000              238,254
            Ta Ya Elec Wire & Cable Co., Ltd.                                                     92,220               32,099
        *   Taichung Commercial Bank                                                             781,000              294,295
        *   Tainan Business Bank                                                                 179,000               84,119
            Tainan Enterprises Co., Ltd.                                                          28,000               34,712
            Tainan Spinning Co., Ltd.                                                            680,000              196,471
            Taiwan Acceptance Corp.                                                               38,480               35,951
            Taiwan Fire & Marine Insurance Co., Ltd.                                              72,695               40,169
            Taiwan Fu Hsing Industrial Co., Ltd.                                                  30,000               31,000
            Taiwan Green Point Enterprises Co., Ltd.                                              72,899              203,542
            Taiwan Hon Chuan Enterprise Co., Ltd.                                                 20,007               15,762
            Taiwan Kai Yih Industrial Co., Ltd.                                                   28,088               23,494
        *   Taiwan Kolin Co., Ltd.                                                                90,000               18,897
            Taiwan Life Insurance Co., Ltd                                                       259,785              425,959
            Taiwan Mask Corp.                                                                     49,720               23,619
            Taiwan Navigation Co., Ltd.                                                           90,176               79,649
            Taiwan Polypropylene Co., Ltd.                                                        66,586               59,692
            Taiwan Secom                                                                         195,912              224,844
            Taiwan Sogo Shinkong Security Co., Ltd.                                               46,053               23,240
            Taiwan Styrene Monomer Corp.                                                         229,000              168,826
        *   Taiwan Tea Corp.                                                                     220,917               34,783
            Teco Electric & Machinery Co., Ltd.                                                1,140,000              346,823
            Tecom, Ltd.                                                                           41,114               19,646
            Test-Rite International Co., Ltd.                                                     83,405               49,812
        *   The Chinese Bank                                                                     464,000               94,715
        *   The Farmers Bank of China                                                            788,887              265,523
            The First Insurance Co., Ltd.                                                         56,000               34,457
            Ton Yi Industrial Corp.                                                              512,280              143,197
            Tong Yang Industry Co., Ltd.                                                         224,558              337,854
            Transcend Information, Inc.                                                          127,649              247,789
            Tsann Kuen Enterprise Co., Ltd.                                                       62,930               65,313
            TSRC Corp.                                                                           127,000               50,408
            Tung Ho Steel Enterprise Corp.                                                       394,167              299,691
        *   Twinhead International Corp.                                                          60,505               15,584
            TYC Brother Industrial Co., Ltd.                                                      49,140               43,908
        *   Tycoons Group Enterprise Co., Ltd.                                                    72,000               22,360
            U-Ming Marine Transport Corp.                                                        200,100              327,382
        *   Union Bank of Taiwan                                                                 730,000              244,627
        *   Union Insurance Co., Ltd.                                                             99,203               28,339
        *   Unitech Printed Circuit Board Corp.                                                   62,000               25,051
            United Epitaxy Co., Ltd.                                                              52,550               17,975
            United Integration Service Co., Ltd.                                                  48,481               43,259
        *   Universal Cement Corp.                                                                70,560               26,029
            Universal Scientific Industrial Co., Ltd.                                            221,550               78,572

            UPC Technology Corp.                                                                 171,680               67,230
            Usi Corp.                                                                            238,000               87,274
        *   Via Technologies, Inc.                                                               445,000              239,800
            Walsin Technology Corp., Ltd.                                                        100,788               54,672
            Waterland Financial Holdings                                                         682,000              265,604
        *   Wei Chuan Food Corp.                                                                  70,000               23,336
            Weltrend Semiconductor, Inc.                                                          34,529               13,019
            Wintek Corp.                                                                         368,199              336,790
            Wistron Corp.                                                                        370,938              158,973
            World Peace Industrial Co., Ltd.                                                     102,287               62,170
            WUS Printed Circuit Co., Ltd.                                                        138,064               59,341
            Ya Hsin Industrial Co., Ltd.                                                         413,316              379,350
        *   Yageo Corp.                                                                           52,000               17,637
            Yeung Cyang Industrial Co., Ltd.                                                      26,000               27,350
            Yieh Phui Enterprise Co., Ltd.                                                       549,580              386,907
            Yosun Industrial Corp.                                                                21,227               14,115
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                          873,972              426,658
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                      28,672               36,403
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                         33,000               27,921
            Yung Tay Engineering Co., Ltd.                                                       127,000               67,979
            Zig Sheng Industrial Co., Ltd.                                                        73,840               25,583
            Zinwell Corp.                                                                         26,106               18,524
            Zyxel Communication Corp.                                                            146,692              333,224
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $24,561,813)                                                                                            25,248,047
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Taiwan Dollar                                                                                              84,632
                                                                                                           ------------------
   (Cost $83,062)
   TOTAL -- TAIWAN
     (Cost $24,644,875)                                                                                            25,332,679
                                                                                                           ------------------

   MEXICO -- (7.2%)
   COMMON STOCKS -- (7.2%)
        *   Consorcio Ara S.A.                                                                   616,000            1,813,419
        *   Consorcio Hogar S.A. de C.V. Series B                                                325,000              105,952
            Controladora Comercial Mexicana S.A. de C.V. Series B                              1,326,100            1,485,945
        *   Corporacion Geo S.A. de C.V. Series B                                              1,330,000            2,487,808
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                      703,769            1,905,679
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             1,623                  217
            Corporativo Fragua S.A. de C.V. Series B                                                  31                  110
        *   Desc S.A. de C.V. Series B                                                           981,833              265,863
            Embotelladora Arca SA de CV , Mexico                                                 770,000            1,433,451
        *   Empaques Ponderosa S.A. de C.V. Series B                                             206,000               14,679
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                    6,256,350            2,234,660
            Empresas la Moderna S.A. de C.V. Series A                                            610,700               64,188
        *   GPo Iusacell                                                                          51,405               98,444
            Gruma S.A. de C.V. Series B                                                          414,000              865,853
            Grupo Cementos de Chihuahua, S.A. de C.V.                                            474,900              966,572
            Grupo Continental S.A.                                                                 5,500                9,014

            Grupo Corvi S.A. de C.V. Series L                                                    100,000               21,110
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                   9,441                2,523
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  23,928                6,394
            Grupo Industrial Maseca S.A. de C.V. Series B                                        480,000              230,877
            Grupo Industrial Saltillo Unique Series                                               97,600              158,744
        *   Grupo Nutrisa S.A. de C.V.                                                               188                   67
            Grupo Posadas S.A. de C.V. Series L                                                  199,000              124,079
        *   Grupo Qumma S.A. de C.V. Series B                                                    105,334                1,689
        *   Grupo Tribasa S.A. de C.V.                                                            67,110                    0
        *   Herdez Common Series                                                                 107,000               50,990
        *   Hylsamex S.A. de C.V. Series B                                                        82,000              239,571
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and
              Series L)                                                                           66,000              141,092
            Industrias Penoles S.A. de C.V.                                                      162,000              844,145
        *   Industrias S.A. de C.V. Series B                                                      37,000              258,712
        *   Jugos del Valle S.A. de C.V. Series B                                                 37,900               50,672
        *   Movilaccess S.A. de C.V. Series B                                                     13,489               40,851
            Nadro S.A. de C.V. Series B                                                          242,967              139,481
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share
              Series B, 1 share Series C & 1 share Series D)                                       3,300                2,822
            Vitro S.A.                                                                           811,000              751,277
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,921,083)                                                                                            16,816,950
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                7,007
                                                                                                           ------------------
   (Cost $8,636)
   TOTAL -- MEXICO
     (Cost $11,929,719)                                                                                            16,823,957
                                                                                                           ------------------

   TURKEY -- (7.1%)
   COMMON STOCKS -- (7.1%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                253,683,148              230,122
        *   Ak Enerji A.S.                                                                    80,193,300              328,229
        *   Akal Tekstil A.S.                                                                  2,779,875               11,237
            Akcansa Cimento Sanayi ve Ticaret A.S.                                           274,876,875              905,329
        *   Aksa                                                                              38,821,296              407,057
            Aksigorta A.S.                                                                   285,150,627              908,152
        *   Aksu Iplik Dokuma ve Boya Apre Fab A.S.                                            4,477,695               13,058
        *   Aktas Elektrik Ticaret A.S.                                                          370,000               38,743
        *   Alarko Holding                                                                    21,706,400              526,762
        *   Alarko Sanayii ve Ticaret A.S.                                                    14,579,992              105,926
            Alkim Alkali Kimya A.S.                                                           27,197,500               87,170
        *   Alternatifbank A.S.                                                               97,063,680               53,548
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              21,960,000               19,772
        *   Anadolu Anonim Turk Sigorta Sirketi                                              122,999,220              247,194
            Anadolu Cam Sanayii A.S.                                                         251,092,987              781,364
        *   Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series C                            15,586,000              119,689
        *   Ayen Enerji A.S.                                                                  17,941,000              154,128
        *   Bagfas Bandirma Gubre Fabrik                                                       3,450,000               57,179
            Bandirma Vitaminli Yem Sanayii Ticaret A.S.                                      147,698,184              187,647
            Bati Cimento A.S.                                                                110,525,696              223,688

        *   Bekoteknik Sanayi A.S.                                                           117,449,601              422,228
        *   Bolu Cimento Sanayi A.S.                                                         111,833,881              172,796
            Borusan                                                                           36,993,000              330,026
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         128,217,000              172,683
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   5,857,000              293,931
            Bursa Cimento Fabrikasi A.S.                                                      57,680,000              291,848
        *   Carsi Buyuk Magazacilik                                                          122,086,500              142,163
        *   Celebi Hava Servisi A.S.                                                          28,354,500              147,136
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           228,659,400              701,187
        *   Deva Holding A.S.                                                                 64,797,995               72,176
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,993,600               88,811
            Eczacibasi Ilac                                                                  246,690,000              325,595
        *   Eczacibasi Yapi Gere                                                             116,012,250              144,354
        *   Ege Seramik Co., Inc.                                                             44,835,048               38,832
        *   Egeplast Plastik Ticaret ve Sanayi A.S.                                            7,720,000                8,023
        *   Finansbank                                                                       725,696,395              820,933
        *   Global Menkul Degerler A.S.                                                       46,576,164               35,757
        *   Goldas Kuyumculuk Sanayi A.S.                                                     88,799,600              102,374
            Goltas Cimento                                                                     7,128,000               69,215
        *   Good Year Lastikleri A.S.                                                         14,659,125              148,502
        *   GSD Holdings A.S.                                                                 62,399,999               26,118
        *   Gubre Fabrikalari Ticaret A.S.                                                     8,436,960               15,676
        *   Gunes Sigorta A.S.                                                                68,999,305               75,096
        *   Hektas Ticaret A.S.                                                               25,477,235               17,623
        *   Ihlas Holding                                                                    485,407,497              369,401
        *   Isiklar Ambalaj Sansuii ve Ticaret A.S.                                            6,417,150                5,914
        *   Istanbul Motor Piston ve Pim Sanayi A.S.                                             229,000               67,598
        *   Izmir Demir Celik                                                                 57,269,250              142,207
            Karsu Tekstil Sanayii ve Ticaret A.S.                                             17,040,000               15,492
            Kartonsan                                                                          1,698,750              157,530
        *   Kav Orman Sanayii A.S.                                                             4,654,650               10,407
        *   Kerevitas Gida Sanayi ve Ticaret A.S.                                              2,532,000                6,510
            Konya Cimento                                                                      4,921,000               96,138
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       146,305,500              242,473
        *   Kutahya Porslen Sanayii A.S.                                                       2,617,000               42,559
        *   Mardin Cimento                                                                    38,235,750              261,880
            Marshall Boya ve Vernik Sanayii A.S.                                               4,372,000               62,459
        *   Medya Holdings A.S. Series C                                                      15,849,000               76,341
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          104,549,000               49,627
        *   Merko Gida Sanayi ve Ticaret A.S. Series A                                        10,580,000                5,310
        *   Milliyet Gazetecilik A.S.                                                        105,300,059              183,666
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           13,329,360               12,637
        *   Mudurnu Tavukculuk A.S.                                                            1,740,000                  547
            Mutlu Aku                                                                          1,527,000               12,762
        *   Nergis Holding A.S.                                                                1,784,000                4,608
        *   Net Holding A.S.                                                                  15,942,722                9,768
        *   Net Turizm Ticaret ve Sanayi                                                      16,830,000               11,949
        *   Netas Northern Electric Telekomunikasyon A.S.                                      8,756,500              191,228
        *   Olmuksa Mukavva Sanayi ve Ticaret A.S.                                            20,976,000               36,591
        *   Otobus Karoseri Sanayi A.S.                                                       44,321,167              174,687
            Pinar Sut Mamulleri Sanayii A.S.                                                  35,215,425               47,516
        *   Raks Elektroniks A.S.                                                              2,730,000                2,649
        *   Sanko Pazarlama Ithalat Ihracat A.S.                                              48,903,000              135,381

            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                          54,998,310               72,922
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                          310,985,000              345,724
        *   Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.                                6,300,000                5,331
        *   Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret A.S.                        365,309,000              382,817
        *   Tat Konserve Sanayii A.S.                                                         63,787,500              120,509
        *   Tekstil Bankasi A.S.                                                             121,274,079               46,490
        *   Teletas Telekomunikasyon Endustri Ticaret A.S.                                     8,799,000               67,026
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                               39,939,000               69,669
            Trakya Cam Sanayii A.S.                                                          154,764,866              401,800
        *   Turk Demir Dokum Fabrikalari                                                      60,749,982              149,307
            Turk Dis Ticaret Bankasi A.S.                                                    447,650,919              506,071
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,702,000               69,912
            Turk Sise ve Cam Fabrikalari A.S.                                                266,805,054              626,488
            Ulker Gida Sanayi Ve Ticaret                                                     101,003,282              387,963
            USAS (Ucak Servisi A.S.)                                                          11,938,000              351,407
        *   Uzel Makina Sanayi A.S.                                                          156,941,250              223,810
        *   Vakif Finansal Kiralama A.S.                                                       5,450,302                6,854
        *   Yunsa Yunlu Sanayi ve Ticaret A.S.                                                10,027,800               10,483
        *   Zorlu Enerji Elektrik Uretimi Otoproduktor Gruba A.S.                            100,448,373              357,027
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $10,666,112)                                                                                            16,706,522
                                                                                                           ------------------

   ISRAEL -- (6.9%)
   COMMON STOCKS -- (6.9%)
        *   Afcon Industries                                                                         159                2,862
            Agis Industries (1983), Ltd.                                                           5,417              155,046
            Albad Massuot Yitzhak, Ltd.                                                            7,600               99,953
            Alony Hetz Properties & Investments, Ltd.                                             46,080              116,134
            American Israeli Paper Mills, Ltd.                                                     5,035              282,526
        *   Analyst I.M.S.                                                                         4,574               34,333
        *   AudioCodes, Ltd.                                                                      51,866              776,522
        *   Azorim Investment Development & Construction Co., Ltd.                                50,019              402,657
        *   Baran Group, Ltd.                                                                      9,500               70,118
        *   Beit Shemesh Engines Holdings (1997), Ltd.                                             3,351                8,243
            Blue Square Chain Stores Properties & Investments, Ltd.                               20,602              185,584
            Blue Square Israel, Ltd.                                                              64,320              609,852
        *   C Mer Industries, Ltd.                                                                 7,900               71,312
        *   Compugen, Ltd.                                                                        11,938               53,480
        *   Dan Vehicle & Transportation                                                           6,992               29,503
            Danya Cebus, Ltd.                                                                     19,413               93,113
            Delek Automotive Systems, Ltd.                                                       113,889              749,074
        *   Delek Drilling                                                                       599,731              271,462
            Delta Galil Industries, Ltd.                                                          29,002              270,251
        *   Direct Insurance - I.D.I. Insurance Co., Ltd.                                         59,860              122,873
        *   Discount Mortgage Bank, Ltd.                                                           1,320              126,457
        *   Elbit Medical Imaging                                                                 30,809              292,493
            Elco Industries (1975)                                                                 5,476               21,094
            Electra Consumer                                                                      22,800              170,484
            Electra Israel, Ltd.                                                                   3,700              240,380
        *   Electronics Line 3000, Ltd.                                                            3,428                4,556
        *   Electronics Line, Ltd.                                                                 3,169               21,602

        *   Elron Electronic Industries, Ltd.                                                     40,100              575,333
        *   Feuchtwanger Investments 1984, Ltd.                                                    4,200                2,414
        *   First International Bank of Israel, Ltd.                                             336,336              414,000
            FMS Enterprises Migun, Ltd.                                                           11,746              420,042
        *   Formula Systems (1985), Ltd.                                                          12,170              185,596
        *   Formula Vision Technologies, Ltd.                                                      1,604                1,322
            Frutarom Industries (1995), Ltd.                                                      59,977              438,693
            Gachelet Invetment Co., Ltd.                                                             653               37,182
        *   Granite Hacarmel Investments, Ltd.                                                    19,200               28,517
        *   Ham-Let Ltd                                                                            6,342               36,282
        *   Housing & Construction Holding Co., Ltd.                                             516,118              333,424
            Industrial Building Corp., Ltd.                                                      310,880              344,606
            Investec Bank, Ltd.                                                                    3,222              105,063
        *   Israel Land Development Co., Ltd.                                                     26,000               69,266
            Israel Petrochemical Enterprises, Ltd.                                                36,175              258,765
        *   Israel Salt Industries                                                                38,139              148,189
            Ituran                                                                                 7,011              184,137
        *   J.O.E.L. Jerusalem Oil Exploration, Ltd.                                               6,178               34,789
            Knafaim-Arkia Holdings, Ltd.                                                          15,738              207,815
        *   Koor Industries, Ltd.                                                                 19,500              907,196
        *   Leader Holding & Investments, Ltd.                                                    11,500               15,254
            Lipman Electronic Engineering, Ltd.                                                   28,513              816,829
        *   Magal Security Systems, Ltd.                                                           7,322               95,884
        *   Magic Software Enterprises, Ltd.                                                      24,908               84,650
        *   Matav Cable Israel                                                                    40,906              333,519
            Medtechnica, Ltd.                                                                     14,470               64,079
            Mehadrin, Ltd.                                                                         3,887               62,763
        *   Metalink, Ltd.                                                                        22,247              118,636
            Middle East Tube Co.                                                                  19,000               18,845
            Miloumor, Ltd.                                                                        12,658               52,107
            Mivtach Shamir Holdings, Ltd.                                                         12,000              172,444
        *   Naphtha Israel Petroleum Corp.                                                       105,630               14,566
        *   Nice Systems, Ltd.                                                                    17,433              493,705
        *   Nisko Industries (1992), Ltd.                                                          3,343               19,854
        *   OCIF Investments and Development, Ltd.                                                 1,100               13,779
        *   Orckit Communications, Ltd.                                                            1,856               44,529
            Ormat Industries, Ltd.                                                               134,842              603,148
            Packer Plada, Ltd.                                                                       422               22,473
            Property and Building Corp., Ltd.                                                      6,545              491,745
        *   RADVision, Ltd.                                                                       22,903              300,833
            Rapac Electronics, Ltd.                                                                6,000               15,210
            Rapac Technologies (2000), Ltd.                                                        6,000               14,342
        *   Retalix, Ltd.                                                                         16,109              308,504
            Scitex Corp., Ltd.                                                                    46,509              210,213
        *   Shrem Fudim Kelner & Co., Ltd.                                                         6,600               18,171
            Suny Electronic Inc., Ltd.                                                            37,700              201,754
        *   Super-Sol, Ltd. Series B                                                             286,153              670,700
            Tadiran Communications, Ltd.                                                          15,591              479,492
        *   Team Computer & Systems, Ltd.                                                          1,400               15,022
            Telsys, Ltd. Electronic Engineering                                                    5,300               27,268
        *   Tower Semiconductor, Ltd.                                                             68,316              142,578
        *   Union Bank of Israel, Ltd.                                                            55,564              187,172
            Ytong Industries, Ltd.                                                                52,585               42,523
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $11,974,272)                                                                                            16,187,186
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Alony Hetz Properties & Investments, Ltd. Warrants 11/20/07                           16,263               10,090
        *   Delek Drilling Warrants 07/31/04                                                      27,376                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                         10,090
                                                                                                           ------------------

   TOTAL -- ISRAEL
     (Cost $11,974,272)                                                                                            16,197,276
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Artha Graya Investama Sentral Tbk                                               4,773,000               55,618
            PT Asahimas Flat Glass Co., Ltd.                                                   1,271,000              338,899
            PT Astra Agro Lestari Tbk                                                          6,656,000            2,432,608
            PT Astra Graphia Tbk                                                               4,549,000              178,953
            PT Bank NISP Tbk                                                                  13,832,920            1,070,567
        *   PT Batu Buana                                                                         77,715                1,252
            PT Berlian Laju Tanker Tbk                                                        14,767,200            1,306,803
            PT Bhakti Investama Tbk                                                            9,031,500              270,565
        *   PT Branta Mulia Tbk                                                                   66,000                5,867
        *   PT Budi Acid Jaya Tbk                                                              1,449,000               19,282
        *   PT Charoen Pokphand Indonesia Tbk                                                  3,406,500              105,665
        *   PT Citra Marga Nusaphala Persada                                                   6,649,500              608,532
        *   PT Clipan Finance Indonesia Tbk                                                    3,133,000              144,369
            PT Dankos Laboratories Tbk                                                         6,022,800              517,025
        *   PT Davomas Adabi Tbk                                                               4,192,000              510,379
        *   PT Dharmala Intiland                                                                 277,400                2,767
            PT Dynaplast Tbk                                                                   1,038,000              210,121
            PT Enseval Putera Megatrading Tbk                                                  6,380,000              388,620
        *   PT Eterindo Wahanatama Tbk                                                           397,000                7,711
        *   PT Ever Shine Textile Tbk                                                          4,029,640               62,683
        *   PT GT Petrochem Industries Tbk                                                       918,000               39,630
        *   PT Hero Supermarket Tbk                                                               33,000                6,760
        *   PT Indal Aluminium Industry                                                           47,000                1,310
            PT Indorama Synthetics Tbk                                                         2,211,000              165,554
        *   PT Jaya Real Property                                                                393,500               79,787
            PT Kalbe Farma Tbk                                                                25,907,600            1,790,024
        *   PT Karwell Indonesia                                                                 138,000                6,287
        *   PT Kawasan Industry Jababeka Tbk                                                  43,401,000              575,827
        *   PT Keramika Indonesia Assosiasi Tbk                                                  100,000                1,944
            PT Komatsu Indonesia Tbk                                                             860,000              271,234
            PT Lautan Luas Tbk                                                                 1,887,500               82,748
            PT Matahari Putra Prima Tbk Foreign                                                2,609,000              179,974
            PT Mayorah Indah                                                                   2,473,500              356,049
        *   PT Metrodata Electronics Tbk                                                       3,981,000               37,294
        *   PT Modern Photo Tbk                                                                   40,000                2,655
        *   PT Mulia Industrindo                                                                 542,000               16,831
        *   PT Mustika Ratu Tbk                                                                  723,000               33,701
        *   PT Pakuwon Jati Tbk                                                                   63,000                2,592

        *   PT Panasia Indosyntec Tbk                                                             79,000                4,279
        *   PT Panin Insurance Tbk                                                             7,979,000              295,770
        *   PT Prasidha Aneka Niaga Tbk                                                           84,000                  840
            PT Pudjiadi Prestige, Ltd. Tbk                                                        45,500                1,744
        *   PT Putra Sejahtera Pioneerindo                                                        29,000                1,088
            PT Rig Tenders Indonesia Tbk                                                       1,780,000              183,573
            PT Selamat Semp Tbk                                                                1,920,000               64,972
        *   PT Semen Cibinong Tbk                                                                702,000               40,406
        *   PT Sinar Mas Agro Resources and Technology Tbk                                        87,792               30,239
            PT Summarecon Agung Tbk                                                            6,332,000              454,397
        *   PT Sunson Textile Manufacturer Tbk                                                   343,000                5,197
        *   PT Suparma Tbk                                                                     2,400,000               49,118
        *   PT Surabaya Agung Industri Pulp & Paper                                               64,500                  466
        *   PT Surya Dumai Industri Tbk                                                        3,298,500              137,438
        *   PT Suryamas Dutamakmur                                                               125,000                  968
            PT Tempo Scan Pacific                                                                471,500              460,409
        *   PT Texmaco Jaya Tbk                                                                   93,000               30,483
            PT Timah Tbk                                                                       1,701,000              409,390
            PT Trias Sentosa Tbk                                                               9,198,400              218,816
            PT Trimegah Sec Tbk                                                                9,961,000              204,164
            PT Tunas Ridean Tbk                                                                1,987,000              132,809
        *   PT Ultrajaya Milk Industry & Trading Co.                                             390,000               18,386
            PT Unggul Indah Corp. Tbk                                                             48,239               11,256
        *   PT United Tractors                                                                   501,760              110,877
        *   PT Wicaksana Overseas International                                                   28,560                  530
                                                                                                           ------------------
   TOTAL -- INDONESIA
     (Cost $8,065,050)                                                                                             14,756,102
                                                                                                           ------------------

   THAILAND -- (6.0%)
   COMMON STOCKS -- (6.0%)
            A.J. Plast Public Co., Ltd. (Foreign)                                                166,500               26,828
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                       138,150               27,693
        *   Advance Agro Public Co., Ltd. (Foreign)                                              809,000              518,327
            Aeon Thana Sinsap (Thailand) Public Co., Ltd.                                        142,500              119,322
            Amarin Plaza Public Co., Ltd. (Foreign)                                              523,680               33,752
            Amata Corp. Public Co., Ltd.                                                       1,120,500              292,848
        *   Asia Securities Trading Public Co., Ltd. (Foreign)                                   147,500              275,089
            Asian Property Development Public Co., Ltd. (Foreign)                              2,483,200              239,436
            Bangkok Dusit Medical Services Public Co., Ltd. (Foreign)                            485,033              200,610
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      1,170,400              739,481
            Bangkok Insurance Public Co., Ltd.                                                    35,880              207,578
        *   Bangkok Land Co., Ltd. (Foreign)                                                   5,416,570               94,835
        *   Bangkok Rubber Public Co., Ltd. (Foreign)                                             14,600                  919
            Big C Supercenter Public Co., Ltd. (Foreign)                                          87,000               41,502
        *   Book Club Finance Public Co., Ltd.                                                   157,200               20,343
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     322,900              286,767
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                  46,000               81,705
        *   Central Paper Industry Public Co., Ltd. (Foreign)                                     19,800                1,055
            Central Pattana Public Co., Ltd. (Foreign)                                           808,400              168,203
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                        79,000               37,084
        *   Ch Karnchang Public Co., Ltd. (Foreign)                                            1,403,700              484,403

            Charoong Thai Wire & Cable Public Co., Ltd.                                          130,000               25,400
            Compass East Ind-Foreign                                                             122,000               29,254
            Dynasty Ceramic Public Co., Ltd.                                                     232,500               83,183
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,537,600               22,239
             astern Water Resources Development & Management Public Co., Ltd.
            E  (Foreign)                                                                         108,120               87,791
            Fancy Wood Industries Public Co., Ltd.                                               260,800               40,367
        *   GFPT Public Co., Ltd.                                                                 71,400               19,204
            GMM Grammy Public Co., Ltd. (Foreign)                                                460,000              190,256
        *   Golden Land Property Development Public Co., Ltd. (Foreign)                          485,616              104,122
            Hana Microelectronics Public Co., Ltd.                                             1,051,891              523,143
            Hermraj Land & Development Public Co., Ltd.                                        3,087,400               79,907
            Home Product Center Public Co., Ltd.                                                 417,900               44,961
            ICC International Public Co., Ltd.                                                   155,000              153,387
        *   International Broadcasting Corp. Public Co., Ltd. (Foreign)                          975,170              583,964
        *   International Engineering Public Co., Ltd. (Foreign)                                  20,000                  416
        *   ITV Public Co., Ltd.                                                                 890,300              329,824
        *   Jasmine International Public Co., Ltd. (Foreign)                                   8,436,600              149,851
        *   K.R. Precision Public Co., Ltd. (Foreign)                                            320,598               20,500
            Kang Yong Electric Public Co., Ltd. (Foreign)                                          7,200               11,875
            KCE Electronics Public Co., Ltd. (Foreign)                                           204,000               40,376
        *   Keppel Thai Properties Public Co., Ltd.                                                8,360                  789
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,465,546              127,180
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                    32,200               41,261
            Loxley Public Co., Ltd. (Foreign)                                                    958,120               86,549
            LPN Development Public Co., Ltd. (Foreign)                                           415,250               31,821
        *   Major Cineplex Group Public Co., Ltd.                                                312,500              103,876
            MBK Development Public Co., Ltd.                                                     114,000              139,571
        *   Media of Medias Public Co., Ltd. (Foreign)                                             9,100                1,963
            MFC Asset Management Public Co., Ltd. (Foreign)                                        5,000                2,093
        *   Millennium Steel Public Co., Ltd.                                                  1,836,900               97,881
            MK Real Estate Development Public Co., Ltd. (Foreign)                                472,260               26,842
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                              9,900               78,878
        *   Nakornthai Strip Mill Public Co., Ltd.                                             9,747,200              450,137
            Nation Multimedia Group Public Co., Ltd. (Foreign)                                   146,259               48,246
            National Finance and Securities Public Co., Ltd. (Foreign)                         1,387,000              443,446
        *   Natural Park Public Co., Ltd. (Foreign)                                            3,032,400              100,028
            Noble Development Public Co., Ltd.                                                   260,100               30,359
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            141,000               17,173
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                           73,800               22,471
            Patum Rice Mill & Granary Public Co., Ltd. (Foreign)                                   5,500                4,082
            Phatra Insurance Public Co., Ltd.                                                     10,000               38,569
            Phoenix Pulp and Paper Public Co., Ltd. (Foreign)                                     62,800              173,692
        *   Picnic Gas & Engineering Public Co., Ltd.                                            521,800              203,901
        *   Prasit Development Public Co., Ltd. (Foreign)                                         29,700                1,130
            Quality Houses Public Co., Ltd. (Foreign)                                          3,370,500              104,339
            Regional Container Lines Public Co., Ltd.                                            869,900              667,711
        *   Robinson Department Store Public Co., Ltd. (Foreign)                                  18,525                1,589
            Saha Pathana Inter-Holding Public Co., Ltd.                                          350,000              123,446
            Saha-Union Public Co., Ltd. (Foreign)                                                279,500              127,658
        *   Samart Corporation Public Co., Ltd.                                                  539,500              101,302
            Sammakorn Public Co., Ltd. (Foreign)                                                  75,000                3,806
            Sansiri Public Co., Ltd.                                                             780,566               64,965
            Seamico Securities Public Co., Ltd.                                                  448,722               94,504

            Serm Suk Public Co., Ltd. (Foreign)                                                   10,000                5,303
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      876,300              393,568
            Siam Food Products Public Co., Ltd. (Foreign)                                          9,000               17,813
            Siam Industrial Credit Public Co., Ltd.                                              352,862               55,065
            Siam Makro Public Co., Ltd. (Foreign)                                                219,700              284,311
            Sino-Thai Engineering & Construction Public Co., Ltd. (Foreign)                    1,002,900              220,124
            Sri Trang Agro Industry Public Co., Ltd. (Foreign)                                    30,496               41,786
            Srithai Superware Public Co., Ltd. (Foreign)                                          16,400                3,079
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                             54                4,522
        *   STP & I Public Co., Ltd.                                                             138,700                6,124
        *   Sun Tech Group Public Co., Ltd. (Foreign)                                             27,200                1,932
            Supalai (Forign)                                                                     346,000               24,758
            SVI Public Co., Ltd.                                                                 122,266               35,988
        *   Tanayong Public Co., Ltd. (Foreign)                                                  261,000                6,623
        *   Telecomasia Corp. Public Co., Ltd. (Foreign)                                       2,633,800              487,864
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  528,000              265,273
            Thai Reinsurance Public Co., Ltd. (Foreign)                                          660,300               69,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                       165,000               46,892
            Thai Stanley Electric (Thailand) Public Co., Ltd.                                     60,400              199,239
            Thai Union Frozen Products Public Co., Ltd. (Foreign)                                 64,800               41,928
            Thai Vegetable Oil-Foreign                                                           482,600              121,232
            Thai Wacoal Public Co., Ltd.                                                          78,000               67,293
            Thai-German Ceramic Industry Public Co., Ltd. (Foreign)                              361,000               28,580
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              95,200               57,975
            TIPCO Foods (Thailand) Public Co., Ltd.                                              147,620               16,556
            TISCO Finance Public Co., Ltd. (Foreign)                                             745,900              454,240
        *   TT&T Public Co., Ltd. (Foreign)                                                    2,897,900              316,188
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                         126,728                6,174
        *   Tycoons Worldwide Group Public Co., Ltd.                                             133,000               40,835
        *   United Communication Industry Public Co., Ltd. (Foreign)                             139,000              236,311
            United Palm Oil Industry Public Co., Ltd.                                             21,000               23,446
            Vanachai Group Co-Foreign                                                          1,564,866              323,615
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,019,234              300,003
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $12,072,322)                                                                                            14,203,397
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Thailand Baht                                                                                                 783
                                                                                                           ------------------
   (Cost $775)
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                                 217,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd.
              (Foreign) Warrants 11/02/04                                                         28,832                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------

   TOTAL -- THAILAND
     (Cost $12,073,097)                                                                                            14,204,180
                                                                                                           ------------------

   POLAND -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *   Amica Wronki SA                                                                       18,410              204,676
        *   Budimex SA                                                                            28,076              380,513
        *   Cersanit-Krasnystaw SA                                                                22,217              777,351
        *   Computerland SA                                                                       14,630              488,215
            Debica SA                                                                             19,184              610,063
        *   Echo Investment SA                                                                    19,155              523,112
        *   Fabryki Mebli Forte SA                                                                39,475              157,903
        *   Farmacol SA                                                                           39,250              353,378
        *   Huta Ferrum SA                                                                           309                  815
        *   Impexmetal SA                                                                         23,067              365,975
            Kroscienskie Huty Szkla Krosno SA                                                      2,000               82,025
        *   Kutnowskie Zaklady Farmaceutyczne Polfa SA                                             3,498              363,624
            Lentex SA                                                                             13,464              107,001
        *   Mostostal Export SA                                                                   42,087               18,495
            Mostostal Siedlce SA                                                                  17,520              202,852
        *   Mostostal Warszawa SA                                                                 18,600               35,988
        *   Mostostal Zabrze Holding SA                                                           18,293                4,364
        *   Netia Holdings SA                                                                     43,672               61,075
        *   Ocean Company SA                                                                       8,530                  325
        *   Optimus Technologie                                                                    7,500               21,698
            Orbis SA                                                                              25,000              190,049
            Polifarb Cieszyn Wroclaw SA                                                           98,435              240,925
            Polska Grupa Farmaceutyczna SA                                                        22,323              416,936
        *   Prosper SA                                                                            12,770               47,927
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                              14,330              242,327
        *   Przedsiebiorstwo Telekomunikacyjne Szeptel A.S.                                       16,774               21,888
        *   Raciborska Fabryka Kotlow SA                                                          37,758              156,597
        *   Softbank SA                                                                           44,730              364,039
        *   Stalexport SA                                                                         11,514                9,771
        *   Ster-Projekt SA                                                                       20,650               40,003
            Zaklad Przetworstwa Hutniczego Stalprodukt SA                                          8,169              206,862
            Zaklady Metali Lekkich Kety SA                                                        19,615              822,546
        *   Zaklady Tluszcowe Kruszwica SA                                                        23,610              255,234
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $4,125,018)                                                                                              7,774,552
                                                                                                           ------------------

   PHILIPPINES -- (2.3%)
   COMMON STOCKS -- (2.3%)
            Alaska Milk Corp.                                                                  1,404,000               73,719
            Bacnotan Consolidated Industries, Inc.                                               122,234               34,528
        *   Belle Corp.                                                                       20,937,000              223,390
        *   C & P Homes, Inc.                                                                  6,477,000               33,477
        *   Digital Telecommunications (Philippines), Inc.                                    20,973,000              707,490
            EDSA Properties Holdings, Inc.                                                     1,759,970               21,921
        *   EEI Corp.                                                                          1,108,000                7,054
        *   Fil-Estate Land, Inc.                                                              3,170,700               28,132
        *   Filinvest Development Corp.                                                        4,664,500               81,752
        *   Filinvest Land, Inc.                                                              25,798,050              495,096
            Ginebra San Miguel, Inc.                                                           1,065,200              587,367
        *   Global Equities, Inc.                                                                886,462                  942

        *   House of Investments, Inc.                                                           732,000                8,271
        *   International Container Terminal Services, Inc.                                    4,593,837              473,722
        *   Ionics, Inc.                                                                         769,825               20,164
        *   IVantage Corp.                                                                       593,400                8,450
            Keppel Philippines Marine, Inc.                                                      610,000                3,690
        *   Lepanto Consolidated Mining Co. Series B                                           1,925,000                9,585
        *   Mabuhay Holdings Corp.                                                               516,000                1,400
        *   Macroasia Corp.                                                                    2,237,500               53,710
        *   Manila Jockey Club, Inc.                                                             130,622                6,973
        *   Megaworld Properties & Holdings, Inc.                                             21,843,500              488,457
        *   Metro Pacific Corp.                                                               45,763,860              334,217
        *   Negros Navigation Co., Inc.                                                           31,100                  205
        *   Philex Mining Corp. Series B                                                         150,000                1,334
        *   Philippine Bank of Communications                                                     14,726               20,962
        *   Philippine National Bank                                                             929,975              376,191
        *   Philippine National Construction Corp.                                               173,000               11,390
            Philippine Savings Bank                                                              317,212              160,864
        *   Pilipino Telephone Corp.                                                           1,692,000               76,662
        *   Prime Orion Philippines, Inc.                                                      2,920,000                8,782
            Republic Glass Holding Corp.                                                         507,500               15,713
        *   RFM Corp.                                                                          2,378,934               29,318
            Robinson's Land Corp. Series B                                                     3,402,000              148,944
            Security Bank Corp.                                                                  320,842              154,376
            SM Development Corp.                                                               4,971,000              127,050
            Soriano (A.) Corp.                                                                 3,430,211               96,317
            Union Bank of the Philippines                                                         47,500               19,432
        *   United Paragon Mining Corp.                                                          322,500                  746
        *   Universal Rightfield Property Holdings, Inc.                                       1,062,000                  529
            Universal Robina Corp.                                                             3,158,100              561,277
        *   Victorias Milling Co., Inc.                                                          139,680                2,163
        *   Vitarich Corp.                                                                       176,000                  908
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $6,088,006)                                                                                              5,516,670
                                                                                                           ------------------

   HUNGARY -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Danubius Hotel & Spa RT                                                               58,038            1,700,654
            Delmagyarorszagi Aramszolgaltato Demasz RT                                            15,581            1,182,071
        *   Fotex First Hungarian-American Photo Service Co.                                     749,391              581,193
        *   Globus Konzervipari RT                                                               101,338              330,693
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                    67,414              348,154
        *   North American Business Industries RT                                                 51,024              121,971
        *   Pannonplast P.L.C.                                                                    39,441              260,721
        *   Raba Hungarian Railway Carriage & Machine Works                                      143,528              498,254
        *   Synergon Information Systems Ltd., Budapest                                           30,190               54,451
            Zwack Unicum Liqueur Industry & Trading Co., Ltd.                                      1,100               50,680
                                                                                                           ------------------

   TOTAL -- HUNGARY
     (Cost $4,841,731)                                                                                              5,128,842
                                                                                                           ------------------

   ARGENTINA -- (1.2%)
   COMMON STOCKS -- (1.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                    482,431              687,949
        *   Alpargatas SA Industrial y Comercial                                                   1,007                  476
            Banco del Sud Sociedad Anonima Series B                                               89,000               96,260
        *   Banco Suquia SA                                                                       76,789               12,236
        *   Capex SA Series A                                                                     26,370               39,896
        *   Celulosa Argentina SA Series B                                                         6,375                5,315
        *   Central Costanera SA Series B                                                         50,000               63,092
        *   Central Puerto SA Series B                                                            61,000               31,417
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             201,401              282,012
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              23,052               18,551
        *   Ferrum SA de Ceramica y Metalurgica Series B                                          25,200               26,972
        *   Fiplasto SA Comercial y Industrial                                                    12,000                5,292
        *   Garovaglio y Zorraquin SA                                                             14,160                1,937
            Importadora y Exportadora de la Patagonia Series B                                    11,500               52,566
        *   Introductora de Buenos Aires SA Series A                                               9,832                5,459
        *   IRSA Inversiones y Representaciones SA                                               379,635              366,611
        *   Juan Minetti SA                                                                      131,531              143,107
            Ledesma S.A.A.I.                                                                     387,128              239,262
        *   Metrogas SA Series B                                                                  90,000               32,737
        *   Polledo SA Industrial y Constructora y Financiera                                     88,891               14,879
        *   Quimica Estrella SA Series B                                                          30,460                8,530
        *   Renault Argentina SA                                                                 624,451              122,616
        *   Sol Petroleo SA                                                                       50,662                7,828
            Solvay Indupa S.A.I.C.                                                               440,500              453,747
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,762,771)                                                                                              2,718,747
                                                                                                           ------------------

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                             22,935
                                                                                                           ------------------
   (Cost $22,611)
   TOTAL -- ARGENTINA
     (Cost $2,785,382)                                                                                              2,741,682
                                                                                                           ------------------

                                                                                                FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
      TEMPORARY CASH INVESTMENTS -- (0.5%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
              (Collateralized by $1,157,000 FNMA Notes 2.95%, 11/14/07, valued at
              $1,158,623) to be repurchased at $1,142,060                                          1,142            1,142,000
                                                                                                           ------------------
     (Cost $1,142,000)

TOTAL INVESTMENTS - (100.0%)
  (Cost $180,409,148)                                                                                      $      234,828,419
                                                                                                           ------------------

----------
+    Securities have been fair valued. See Note B to Financial Statements.

*    Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                               SHARES            VALUE+
                                                                                            ------------   ------------------
   SOUTH AFRICA -- (12.4%)
   COMMON STOCKS -- (12.4%)
            ABSA Group, Ltd.                                                                   1,028,666   $       12,487,243
            Advtech, Ltd.                                                                        620,958              137,103
            Aeci, Ltd.                                                                           203,663            1,298,564
            Afgri, Ltd.                                                                          745,102              925,301
            African Life Assurance Co., Ltd.                                                     333,611              950,056
        *   Afrikander Lease, Ltd.                                                               246,760               76,625
            AG Industries, Ltd.                                                                  356,487              168,569
            Allied Electronics Corp., Ltd.                                                       259,018              742,274
            Anglo American PLC                                                                   234,915            5,610,864
            Argent Industrial, Ltd.                                                              119,621              198,505
        *   AST Group, Ltd.                                                                      195,883               24,055
            Aveng, Ltd.                                                                          661,562            1,326,253
            Barloworld, Ltd.                                                                     397,633            6,734,018
        *   Bell Equipment, Ltd.                                                                 188,200              201,219
        *   Bridgestone Firestone Maxiprest, Ltd.                                                113,271               21,113
        *   Business Connexion Group, Ltd.                                                       465,381              398,170
            Bytes Technology Group, Ltd.                                                         314,654              412,091
            Capital Alliance Holdings, Ltd.                                                      394,918            1,103,922
            Capitec Bank Holdings, Ltd.                                                          125,536              252,806
            Caxton & CTP Publishers & Printers, Ltd.                                             984,670            1,663,693
        *   Corpcapital, Ltd.                                                                    579,166               70,105
        *   Datatec, Ltd.                                                                        217,667              370,956
            Delta Electrical Industries, Ltd.                                                    100,483              563,575
        *   Dimension Data Holdings PLC                                                        1,342,376              876,040
            Distell Group, Ltd.                                                                  425,279            1,870,469
            Dorbyl, Ltd.                                                                          67,373              297,487
        *   Ellerine Holdings, Ltd.                                                              163,857            1,468,219
            Gold Reef Casino Resorts, Ltd.                                                       344,218              674,931
            Grintek, Ltd.                                                                        210,786               62,576
            Group Five, Ltd.                                                                     141,930              349,018
            Highveld Steel & Vanadilum Corp., Ltd.                                               262,534            2,179,849
            Hudaco Industries, Ltd.                                                               64,681              350,884
            Iliad Africa, Ltd.                                                                    76,658              127,480
            Illovo Sugar, Ltd.                                                                   561,051              786,505
            Imperial Holdings, Ltd.                                                              354,239            6,236,610
            Investec, Ltd.                                                                        97,399            2,773,853
            Iscor, Ltd.                                                                          976,965           10,962,879
        *   JCI, Ltd.                                                                          4,289,448              244,075
            Johnic Communications, Ltd.                                                          200,397            1,000,550
            Kersaf Investments, Ltd.                                                             151,284            1,369,549
            Liberty Group, Ltd.                                                                  711,717            7,828,579
            M Cubed Holdings, Ltd.                                                             1,367,759               96,442

        *   Medi-Clinic Corp., Ltd.                                                              460,930            1,134,543
            Metair Investment, Ltd.                                                               12,071              370,231
        *   Metorex, Ltd.                                                                        328,332              152,730
            Metropolitan Holdings, Ltd.                                                        1,235,733            2,037,644
            Murray & Roberts Holdings, Ltd.                                                      557,578            1,403,510
            Nampak, Ltd.                                                                       1,212,039            3,131,558
            Nedcor, Ltd.                                                                         837,695           10,907,757
            New Clicks Holdings, Ltd.                                                            776,702            1,299,658
            Northam Platinum, Ltd.                                                               481,539              742,234
        *   Nu-World Holdings                                                                     43,045              239,042
            Old Mutual PLC                                                                     6,560,799           16,233,597
            Omnia Holdings, Ltd.                                                                  63,382              476,007
        *   Palabora Mining Co., Ltd.                                                             64,240              415,305
            Peregrine Holdings, Ltd.                                                             427,469              197,909
            PSG Group, Ltd.                                                                      222,582              208,433
            Rainbow Chicken, Ltd.                                                                569,688              687,317
        *   Randgold and Expl CO                                                                 127,533              263,323
            Rebserve Holdings, Ltd.                                                              407,192              619,776
            Redefine Income Fund, Ltd.                                                            83,325               44,965
        *   Relyant Retail, Ltd.                                                                 944,541              359,358
            Sanlam, Ltd.                                                                       4,967,580           10,376,795
            Santam, Ltd.                                                                         248,719            2,874,997
            Sappi, Ltd.                                                                          451,122            6,023,655
            Steinhoff International Holdings, Ltd.                                             2,201,185            4,519,959
            Tiger Wheels, Ltd.                                                                   116,729              533,402
            Tongaat-Hulett Group, Ltd.                                                           306,181            2,641,695
            Trans Hex Group, Ltd.                                                                168,287              524,756
        *   Trencor, Ltd.                                                                        407,257              912,698
            UCS Group, Ltd.                                                                      376,067               92,716
            Unitrans Ltd                                                                         165,695              892,998
            Value Group, Ltd.                                                                    311,313               92,206
        *   Western Areas Ltd                                                                     84,722              396,570
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $98,218,528)                                                                                           146,100,419
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   South African Rand                                                                                          4,649
                                                                                                           ------------------
   (Cost $4,049)
   TOTAL -- SOUTH AFRICA
     (Cost $98,222,577)                                                                                           146,105,068
                                                                                                           ------------------

   SOUTH KOREA -- (11.6%)
   COMMON STOCKS -- (11.6%)
            Aekyung Petrochemical Co., Ltd.                                                       10,140              148,754
        *   Anam Semiconductor, Inc.                                                             296,459              794,050
            Asia Cement Manufacturing Co., Ltd.                                                    9,438              298,265
        *   AUK Corp.                                                                             24,000               78,417
            Baiksan Co., Ltd.                                                                     41,550               48,105
            Boo Kook Securities Co., Ltd.                                                         17,385              101,826

            BYC Co., Ltd.                                                                            810               32,967
            Byuck San Corp.                                                                          230                3,619
            Byuck San Engineering and Construction Co., Ltd.                                      87,860              329,932
        *   Capro Corp.                                                                           16,830               58,839
            Cheil Industrial, Inc.                                                                80,314            1,195,325
            Cho Kwang Leather Co., Ltd.                                                            4,860               13,792
            Choil Aluminium Mfg. Co., Ltd.                                                         5,770               24,515
            Chon Bang Co., Ltd.                                                                    2,520               81,354
        *   Chong Kun Dang                                                                        11,299              109,330
            Choong Wae Pharmaceutical                                                              9,816              195,880
        *   Choongnam Spinning Co., Ltd.                                                             714                1,707
            Chosun Refractories Co., Ltd.                                                          7,370              147,440
        *   CKD Bio Corp.                                                                          3,109               15,395
        *   D.I Corp.                                                                             65,430              138,068
            Dae Chang Industrial Co.                                                               6,170               23,967
            Dae Dong Industrial Co., Ltd.                                                          3,930               20,448
        *   Dae Han Fire & Marine Insurance Co., Ltd.                                             12,610               57,177
            Dae Sang Corp.                                                                        82,740              377,858
            Dae Won Kang Up Co., Ltd.                                                             13,100              188,138
        *   Dae Young Packaging Co., Ltd.                                                        356,210               35,664
            Daeduck Industries Co., Ltd.                                                          28,400              266,057
            Daegu Bank Co., Ltd.                                                                 193,922            1,346,452
            Daehan Flour Mills Co., Ltd.                                                           2,525              150,268
            Daehan Synthetic Fiber Co., Ltd.                                                       2,000               40,620
            Daelim Industrial Co., Ltd.                                                           66,570            3,057,278
        *   Daelim Trading Co., Ltd.                                                              27,140              151,427
            Daesung Industrial Co., Ltd.                                                           7,690              166,334
            Daewoo Engineering & Construction Co., Ltd.                                          819,780            4,334,725
        *   Daewoo International Corp.                                                            64,190              506,718
            Daewoo Motor Sales Corp.                                                              61,560              449,673
        *   Daewoo Securities Co., Ltd.                                                          436,970            1,431,108
            Daewoong Co., Ltd.                                                                    12,340               86,638
            Dahaam E-Tec Co., Ltd.                                                                 5,985               59,011
            Daishin Securities Co., Ltd.                                                         103,481            1,268,763
            Daiyang Metal Co., Ltd.                                                               40,000               54,762
        *   Daou Technology, Inc.                                                                 60,000               75,561
            DC Chemical Co., Ltd.                                                                 38,990              655,991
            Dong Ah Tire Industrial Co., Ltd.                                                     42,420              187,491
            Dong Bu Insurance Co., Ltd.                                                          132,650              889,916
        *   Dong Hai Pulp Co., Ltd.                                                               14,310               39,067
            Dong IL Rubber Belt Co., Ltd.                                                          7,253               15,199
            Dong Wha Pharmaceutical Industries Co.                                                 5,167               43,203
        *   Dong Won Co., Ltd.                                                                     5,520               66,792
            Dong Yang Department Store Co., Ltd.                                                   9,000               38,993
        *   Dong Yang Mec                                                                         20,680               85,043
            Dong-A Pharmaceutical Co., Ltd.                                                       19,920              497,055
            Dongbu Corp.                                                                          46,410              387,722
            Dongbu Hannong Chemical Co., Ltd.                                                     14,890              190,632
            Dongbu Securities Co., Ltd.                                                           22,040               48,337
            Dongbu Steel Co., Ltd.                                                                46,108              623,466
            Dong-Il Corp.                                                                          4,205              110,248
            Dongkook Industries Co., Ltd.                                                          1,620                5,310

            Dongkuk Steel Mill Co., Ltd.                                                         155,862            2,859,926
        *   Dongsu Industrial Co., Ltd.                                                            9,880              105,161
            Dongsung Chemical Industries                                                           3,770               22,838
            Dongwon F&B Co., Ltd.                                                                  6,666              272,663
            Dongwon Financial Holding Co., Ltd.                                                  116,926              989,396
        *   Dongwon Industries Co., Ltd.                                                           1,876               20,772
            Dongyang Express & Construction Corp.                                                  5,250               78,995
        *   Doosan Corp.                                                                          41,820              516,538
            Doosan Heavy Industries & Construction Co., Ltd.                                     327,020            4,211,002
        *   Doosan Industrial Development Co., Ltd.                                               81,030              291,972
            DPI Co., Ltd.                                                                         33,340              100,916
            Duck Yang Industry Co., Ltd.                                                           4,000               35,062
        *   Enex Co., Ltd.                                                                         5,960               36,925
            F&F Co., Ltd.                                                                         23,100               30,708
        *   First Fire & Marine Insurance Co., Ltd.                                               40,160               38,275
        *   Firstech Co., Ltd.                                                                    28,190               22,825
        *   Fursys, Inc.                                                                          24,120              291,310
            Global & Yuasa Battery Co., Ltd.                                                      11,600               18,277
        *   Good Morning Securities Co., Ltd.                                                    283,690              947,671
            Green Cross Corp.                                                                     10,540              252,580
        *   Gwangju Shinsegae Co., Ltd.                                                            1,590               59,389
            Halla Engineering & Construction Corp.                                                 7,450               52,203
            Han Kuk Carbon Co., Ltd.                                                              25,070               43,425
            Han Wha Corp.                                                                        146,740            1,771,681
            Han Yang Securities Co., Ltd.                                                         24,940               64,512
            Hana Securities Co., Ltd.                                                             40,790              261,494
            Handok Pharmaceuticals Co., Ltd.                                                      18,150              219,221
            Hanil Cement Manufacturing Co., Ltd.                                                  15,883              805,740
        *   Hanil E-wha Co., Ltd.                                                                 79,730              101,228
            Hanil Iron & Steel Co., Ltd.                                                           1,815               25,818
            Hanjin Heavy Industry Co., Ltd.                                                      145,790            1,061,493
            Hanjin Transportation Co., Ltd.                                                       23,460              339,265
        *   Hankook Core Co., Ltd.                                                                 7,001                  568
            Hankook Cosmetics Co., Ltd.                                                           30,000               29,124
            Hankook Tire Manufacturing Co., Ltd.                                                 150,550            1,518,323
            Hankuk Electric Glass Co., Ltd.                                                       18,620              903,716
            Hankuk Glass Industries, Inc.                                                         22,200            1,931,268
            Hankuk Paper Manufacturing Co., Ltd.                                                   9,800              231,470
        *   Hanmi Capital Co., Ltd.                                                               28,690              136,463
            Hansae Co., Ltd.                                                                       3,260               35,080
        *   Hansol Chemical Co., Ltd.                                                             12,467               56,695
        *   Hansol CSN Co., Ltd.                                                                 103,640              123,985
            Hansol Paper Co., Ltd.                                                                92,914              936,751
        *   Hansol Telecom Co., Ltd.                                                                 543                4,155
        *   Hanssem Co., Ltd.                                                                     12,390               72,819
            Hanwha Chemical Corp.                                                                218,380            2,125,796
            Hanwha Securities Co., Ltd.                                                           62,690              144,203
            Heesung Cable, Ltd.                                                                    3,660               35,025
            Histeel Co., Ltd                                                                       1,080               16,499
            Hotel Shilla, Ltd.                                                                    76,920              491,783
            HS R&A Co., Ltd.                                                                       4,980               26,711
            Huchems Fine Chemical Corp.                                                           45,340              171,615

        *   Huneed Technologoes Co., Ltd.                                                         90,030               27,058
            Husteel Co., Ltd.                                                                     10,370               91,979
            Hwa Sung Industrial Co.                                                               26,510               97,783
            Hwashin Co., Ltd.                                                                     42,000               41,218
            Hyosung T & C Co., Ltd.                                                               61,987              666,605
            Hyundai Cement Co., Ltd.                                                              15,435              414,148
        *   Hyundai Corp.                                                                          6,015               21,154
            Hyundai Department Store Co., Ltd.                                                    37,908            1,206,537
            Hyundai Department Store H & S Co., Ltd.                                               8,362              132,584
            Hyundai Development Co.                                                              160,560            2,622,690
        *   Hyundai Elevator Co., Ltd.                                                             9,180              427,950
            Hyundai Heavy Industries Co., Ltd.                                                   154,760            4,421,286
            Hyundai Hysco                                                                        170,820            1,400,706
            Hyundai Marine & Fire Insurance Co., Ltd.                                            102,700              395,394
        *   Hyundai Merchant Marine Co., Ltd.                                                    193,270            2,955,119
        *   Hyundai Mipo Dockyard Co., Ltd.                                                       15,693              459,253
            Hyundai Motor Co., Ltd.                                                              212,320           10,419,976
        *   Hyundai Pharmaceutical Ind Co., Ltd.                                                   4,200               51,455
        *   Hyundai Securities Co., Ltd.                                                         249,730            1,000,437
            Il Dong Pharmaceutical Co., Ltd.                                                       5,840               88,565
        *   Il Jin Diamond Co., Ltd.                                                              14,730              210,182
            Il Sung Pharmaceutical Co., Ltd.                                                       3,990               82,326
            Il Yang Pharmaceutical Co., Ltd.                                                       6,107               27,318
        *   IlJin Electric, Ltd.                                                                  26,530               55,803
            IlShin Spinning Co., Ltd.                                                              3,600              127,513
            INI Steel Co., Ltd.                                                                  235,930            3,092,559
            ISU Chemical Co., Ltd.                                                                14,350              109,240
            Je Il Pharmaceutical Co.                                                               2,220               59,068
            Jeonbuk Bank, Ltd.                                                                    52,970              222,738
        *   Jinro, Ltd.                                                                              407               17,468
            Joongang Constuction Co., Ltd.                                                         9,880               59,443
        *   KDB Capital Corp.                                                                        972                2,506
        *   Keang Nam Enterprises Co., Ltd.                                                        7,902               51,001
            KEC Corp.                                                                             10,630              200,993
            Keyang Electric Machinery Co., Ltd.                                                   71,760               89,504
        *   KG Chemical Corp.                                                                    111,230               51,397
            Kia Motors Corp.                                                                     441,050            4,191,791
            Kodenshi Korea Corp.                                                                  38,000               71,614
            Kolon Chemical Co., Ltd.                                                              20,220              132,604
            Kolon Engineering & Construction Co., Ltd.                                            37,850              104,314
            Kolon Industries, Inc.                                                                32,379              178,911
        *   Kolon International                                                                    1,905                7,335
            Kolon International Corp.                                                             11,960               54,317
            Korea Cast Iron Pipe Co., Ltd.                                                        44,688              101,167
            Korea Circuit Co.                                                                     31,660              108,091
        *   Korea Development Co., Ltd.                                                           23,520              400,651
        *   Korea Development Leasing Corp.                                                       61,900               80,458
        *   Korea Express Co., Ltd.                                                               21,990              523,600
            Korea Fine Chemical Co., Ltd.                                                          7,000               67,665
            Korea Flange Co., Ltd.                                                                10,290              135,050
            Korea Iron & Steel Co., Ltd.                                                          25,230              542,394
            Korea Iron & Steel Works Co., Ltd.                                                    21,294              307,993

            Korea Kolmar Co., Ltd.                                                                35,185               55,377
            Korea Komho Petrochemical                                                             61,750              845,770
            Korea Mutual Savings Bank                                                             14,910               82,626
            Korea Petrochemical Industry Co., Ltd.                                                12,300              228,331
            Korea Polyol Co., Ltd.                                                                10,556              325,009
            Korea Reinsurance Co., Ltd.                                                          111,460              445,306
            Korea Zinc Co., Ltd.                                                                  42,730            1,222,697
        *   Korean Air Co., Ltd.                                                                 176,738            3,094,252
            Korean Air Terminal Service Co., Ltd.                                                  3,490               48,607
        *   KP Chemical Corp.                                                                    201,976              932,235
        *   KTB Network, Ltd.                                                                    135,720              254,956
            Kukdo Chemical Co., Ltd.                                                               8,710               92,086
            Kukdong City Gas Co., Ltd.                                                            12,780              189,035
        *   Kukje Corp.                                                                           34,550               48,077
            Kumgang Korea Chemical Co., Ltd.                                                      22,960            2,635,468
            Kumho Industrial Co., Ltd.                                                            89,380            1,011,208
        *   Kunsul Chemical Industrial Co. Ltd                                                    12,700               74,953
            Kwang Dong Pharmaceutical Co., Ltd.                                                  114,660              222,259
            Kyeryong Construction Industrial Co., Ltd.                                            17,500              242,450
            Kyobo Securities Co., Ltd.                                                            76,680              151,418
            Kyong Dong Boiler Co., Ltd.                                                            3,450               41,950
            Kyungbang Co., Ltd.                                                                    1,856               89,552
            LG Cable, Ltd.                                                                        68,050            1,331,722
            LG Engineering & Construction Corp.                                                  104,882            2,718,555
            LG International Corp.                                                               107,834              958,242
        *   LG Investment & Securities Co., Ltd.                                                 200,240            1,448,180
            Lotte Confectionary Co., Ltd.                                                          1,170              713,422
            Lotte Sam Kang Co., Ltd.                                                               2,460              217,916
            Meritz Securities Co., Ltd.                                                           73,900              178,730
        *   Midopa Co., Ltd.                                                                      88,950              390,882
            Motonic Corp.                                                                            640                8,478
            Namhae Chemical Corp.                                                                105,810              187,833
            Namyang Dairy Products Co., Ltd.                                                       1,320              419,238
            Nong Shim Holdings Co., Ltd.                                                           1,750               98,534
            Oriental Fire & Marine Insurance Co., Ltd.                                            16,810              267,430
            Ottogi Corporation                                                                     7,320              282,453
        *   Pacific Industries, Inc.                                                              12,240              135,156
        *   Pantech Co., Ltd.                                                                     19,630               72,249
        *   PaperCorea, Inc.                                                                      19,552               52,950
        *   Partsnic Co., Ltd.                                                                    11,310               20,353
        *   Pohang Coated Steel Co., Ltd.                                                         12,780              296,849
            Poong Lim Industrial Co., Ltd.                                                        32,280               77,933
            Poong San Corp.                                                                       66,220              888,366
        *   Pum Yang Construction Co., Ltd.                                                       14,380              117,102
            Pusan Bank                                                                           200,400            1,548,313
            Pusan City Gas Co., Ltd.                                                              21,560              308,340
            Pyung Hwa Industrial Co., Ltd.                                                        45,370              172,546
        *   Regent Securities Co., Ltd.                                                          108,437              118,815
        *   Rocket Electric Co., Ltd.                                                              3,460                5,273
        *   Saehan Industries, Inc.                                                               95,610              161,402
        *   Saehan Media Corp.                                                                    31,250               51,785
        *   Sam Jin Pharmaceutical Co., Ltd.                                                       2,650               74,760

            Sam Yung Trading Co., Ltd.                                                            13,840               22,915
            Sambu Construction Co., Ltd.                                                          11,175              129,370
            Samhwa Crown and Closure Co., Ltd.                                                     3,100               31,983
            Samhwa Paints Industrial Co., Ltd.                                                    33,600               92,809
        *   Samlip Industrial Co., Ltd.                                                           15,670               95,423
            Samsung Climate Control Co., Ltd.                                                     11,990               69,072
            Samsung Corp.                                                                        331,070            4,806,994
        *   Samsung Engineering Co., Ltd.                                                         84,110              583,657
            Samsung Fine Chemicals                                                                57,050            1,004,286
            Samsung Heavy Industries Co., Ltd.                                                   491,740            2,763,171
            Samsung Securities Co., Ltd.                                                         103,330            1,948,027
        *   Samsung Techwin Co., Ltd.                                                             37,420              271,872
            Samwhan Corp. Co., Ltd.                                                               17,730              118,407
            Samyang Corp.                                                                         22,135              759,461
            Samyang Genex Co., Ltd.                                                                5,490              207,702
            Samyang Tongsang Co., Ltd.                                                             2,820               34,662
        *   Samyoung Chemical Co., Ltd.                                                            2,820               21,477
        *   Samyoung Corp.                                                                         6,130               56,507
            Samyoung Electronics Co., Ltd.                                                        39,200              266,786
            Seah Holdings Corp.                                                                    4,619              105,345
            Seah Steel Corp.                                                                       6,245              111,207
        *   Segye Corp.                                                                           20,530               32,073
            Sejong Industrial Co., Ltd.                                                           44,050              140,968
            Sejong Securities Co., Ltd.                                                           54,071               86,943
            Sempio Foods Co.                                                                       3,610               28,858
        *   Seoul Securities Co., Ltd.                                                           109,220              329,377
        *   Shin Dong-Ah Fire & Marine Insurance Co.                                              22,873               69,253
            Shin Heung Securities Co., Ltd.                                                        9,130               19,308
            Shin Young Securities Co., Ltd.                                                       18,390              245,385
            Shin Young Wacoal, Inc.                                                                  273               10,224
        *   Shin-Ho Paper Manufacturing Co., Ltd.                                                 38,850              132,063
            Shinmoorim Paper Manufacturing Co., Ltd.                                              34,120              237,346
            Shinpoong Pharmaceutical Co., Ltd.                                                     4,540               45,467
        *   Shinsegae Engineering & Construction Co., Ltd.                                         3,980               57,708
        *   Shinsung Tongsang Co., Ltd.                                                           21,550               26,563
            Sindo Ricoh                                                                           15,060              893,136
        *   SK Chemicals Co., Ltd.                                                                37,810              417,008
            SK Gas Co., Ltd.                                                                      18,370              419,963
        *   SKC Co., Ltd.                                                                         57,310              465,750
            Song Woun Industries                                                                  24,310               45,444
        *   Ssang Bang Wool Co., Ltd.                                                             52,870              122,031
        *   Ssangyong Cement Industry Co., Ltd.                                                  587,792              685,639
        *   Ssangyong Fire & Marine Insurance Co.                                                 13,190               38,345
        *   Ssangyong Motor Co.                                                                  158,040              968,533
            STX Corp.                                                                             24,376              163,781
        *   STX Engine                                                                             8,711               40,128
            Sung Chang Enterprise Co., Ltd.                                                        9,000              119,557
            Sung Shin Cement Co., Ltd.                                                            40,070              762,421
        *   Sungwon Corp.                                                                         20,600               27,278
        *   Sunjin Co., Ltd.                                                                       4,240               99,898
        *   Sunkyong Securities Co., Ltd.                                                        384,280              173,295
            Tae Kwang Industrial Co., Ltd.                                                         2,380              818,749

            Tae Kyung Industrial Co., Ltd.                                                        63,000              137,064
            Tae Young Corp.                                                                       16,270              558,367
            Taegu Department Store Co., Ltd.                                                      19,941              140,603
            Tai Han Electric Wire Co., Ltd.                                                       84,107              678,538
            Tai Lim Packaging Industries Co., Ltd.                                                 4,380               13,256
            The Will-Bes & Co., Ltd.                                                              10,640               21,043
        *   Tong Kook Corp.                                                                          607                  905
        *   Tong Yang Investment Bank                                                            166,420              316,965
        *   Tong Yang Major Corp.                                                                 24,960               64,492
            Tong Yang Moolsan Co., Ltd.                                                            4,560               11,400
        *   Tongil Heavy Industries Co., Ltd.                                                    160,770              110,072
            TS Corp.                                                                               3,881               58,991
            Union Steel Manufacturing Co., Ltd.                                                   21,297              756,625
            Wiscom Co., Ltd.                                                                      22,000               67,145
            Woongjin.Com Co., Ltd.                                                                78,940              276,115
            Yoo Sung Enterprise Co., Ltd.                                                          3,780               63,056
            Youlchon Chemical Co., Ltd.                                                           47,300              368,764
        *   Young Poong Mining & Construction Corp.                                               18,030                  946
        *   Youngbo Chemical Co., Ltd.                                                            33,000               61,501
            Youngone Corp.                                                                       108,650              371,927
            Youngpoong Corp.                                                                       1,580               99,636
            Yuhan Corp.                                                                            5,179              471,537
            Yuhwa Securities Co., Ltd.                                                            17,000              124,694
        *   Zinus, Inc.                                                                            9,330               27,363
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $85,258,948)                                                                                           136,882,992
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Hansol Telecom Co., Ltd. Rights 12/15/04                                               1,646                    0
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- SOUTH KOREA
     (Cost $85,258,948)                                                                                           136,882,992
                                                                                                           ------------------

   TAIWAN -- (10.7%)
   COMMON STOCKS -- (10.6%)
            Ability Enterprise Co., Ltd.                                                         168,000               83,463
            Abit Computer Co., Ltd.                                                              835,498              252,947
        *   Abocom Systems, Inc.                                                                 105,000               22,300
        *   Accton Technology Corp.                                                              706,000              284,631
            Acer, Inc.                                                                         1,544,235            2,351,782
        *   AGV Products                                                                         327,000               70,284
        *   Allis Electric Co., Ltd.                                                              86,320               18,706
        *   Ambassador Hotel                                                                     435,000              242,591
            Amtran Technology Co., Ltd.                                                          411,324              165,774
        *   Apex Science & Engineering Corp.                                                     103,000               15,322
        *   Arima Computer Corp.                                                               1,620,000              472,790
            Asia Cement Corp.                                                                  4,164,115            2,729,088
            Asia Chemical Corp.                                                                  357,000               94,572
            Asia Polymer Corp.                                                                   272,160              144,920

        *   Askey Computer Co., Ltd.                                                             192,917               99,442
        *   Aurora Corp.                                                                         210,650              115,947
            Aurora Systems Corp.                                                                 157,000               62,768
            Avision, Inc.                                                                         56,000               31,583
            Bank of Kaohsiung Co., Ltd.                                                          838,622              588,601
        *   Behavior Tech Computer Corp.                                                         544,000              139,187
        *   Bes Engineering Corp.                                                              1,609,089              280,951
        *   Carnival Industrial Corp.                                                            336,000               55,544
            Cathay Chemical Works, Inc.                                                          131,000               42,519
            Cathay Real Estate Development Co., Ltd.                                           1,914,421            1,034,776
        *   Central Insurance Co., Ltd.                                                          317,000              112,364
            Central Reinsurance Co., Ltd.                                                        354,550              142,540
        *   Chang Hwa Commercial Bank                                                          8,379,459            5,204,329
        *   Chang-Ho Fibre Corp.                                                                  50,000               20,393
        *   Charoen Pokphand Enterprises Co., Ltd.                                                96,000               19,593
            Cheng Loong Corp.                                                                  1,608,480              587,021
        *   Chia Her Industrial Co., Ltd.                                                        699,000               71,344
        *   Chia Hsin Cement Corp.                                                             1,071,000              480,625
        *   Chia Hsin Food & Synthetic Fiber Co., Ltd.                                           812,250              103,694
            Chia-I Industrial Co., Ltd.                                                          334,000              124,019
        *   Chien Tai Cement Co., Ltd.                                                           470,397                8,598
            China Airlines                                                                     5,608,939            3,208,657
            China Chemical & Pharmaceutical Co.                                                  300,240              124,375
        *   China Development Financial Holdong Co., Inc.                                      1,130,000              548,046
            China Electric Manufacturing Co., Ltd.                                               306,000               87,029
        *   China General Plastics Corp.                                                         314,000              137,792
        *   China Glaze Co., Ltd.                                                                 54,000               12,201
        *   China Life Insurance Co., Ltd.                                                       698,763              423,895
        *   China Man-Made Fiber Co., Ltd.                                                       952,020              491,068
            China Motor Co., Ltd.                                                              1,022,000            1,127,806
        *   China Petrochemical Development Corp.                                              2,349,000              486,272
        *   China Rebar Co., Ltd.                                                              1,009,328              120,400
            China Steel Structure Co., Ltd.                                                      173,873               88,119
        *   China Synthetic Rubber Corp.                                                         385,948              134,294
        *   China United Trust & Investment Corp.                                                851,145               87,328
        *   China Wire & Cable Co., Ltd.                                                         379,000               67,301
            Chinatrust Financial Holdings Co., Ltd.                                              241,686              275,523
            Chin-Poon Industrial Co., Ltd.                                                       397,716              231,021
        *   Chun Yu Works & Co., Ltd.                                                            230,000               87,680
            Chun Yuan Steel Industrial Co., Ltd.                                                 574,050              372,362
            Chung Hsin Electric & Machinery Co., Ltd.                                            512,000              209,959
            Chung Hwa Pulp Corp.                                                                 702,419              336,127
        *   Chung Shing Textile Co., Ltd.                                                        228,600                4,364
        *   Chungwa Picture Tubes Co., Ltd.                                                    1,890,000              788,191
            Clevo Co.                                                                            518,848              163,429
            CMC Magnetics Corp.                                                                5,392,000            2,522,761
            Collins Co., Ltd.                                                                    328,758              106,346
        *   Compeq Manufacturing Co., Ltd.                                                     1,296,000              459,607
        *   Compex International Co. Ltd.                                                         46,400                4,591
            Continental Engineering Corp.                                                      1,419,965              625,525
        *   Cosmos Bank Taiwan                                                                 2,469,000            1,144,718
            CTCI Corp.                                                                           626,154              351,712

            Cyntec Co., Ltd.                                                                      33,600               17,668
        *   Da-Cin Construction Co., Ltd.                                                        229,000               97,112
        *   Delpha Construction Co., Ltd.                                                        228,044               33,910
            Der Pao Construction Co., Ltd.                                                       483,000              105,331
            DFI, Inc.                                                                             64,000               30,310
        *   Elite Material Co., Ltd.                                                              93,000               30,090
            Elitegroup Computer Systems Co., Ltd.                                                832,250              398,033
        *   Enlight Corp.                                                                        250,000               60,124
        *   Entie Commercial Bank                                                              3,198,474            1,087,976
        *   ET Internet Technology Corp.                                                         354,676              188,384
            Eten Information Systems, Ltd.                                                       134,000               61,217
            Eternal Chemical Co., Ltd.                                                           966,000              591,740
        *   Eva Airways Corp.                                                                  5,875,071            2,578,957
        *   Ever Fortune Industrial Co., Ltd.                                                    409,000                4,188
        *   Everest Textile Co., Ltd.                                                            432,177              129,528
            Evergreen International Storage & Transport Corp.                                  1,926,000              887,461
            Evergreen Marine Corp., Ltd.                                                       2,170,457            2,039,722
            Everlight Chemical Industrial Corp.                                                  306,950              111,098
        *   Everspring Industry Co., Ltd.                                                        206,000               43,933
            Far East Department Stores, Ltd.                                                   1,706,000              953,859
            Far East Textile, Ltd.                                                             7,095,613            5,497,160
            Far Eastern International Bank                                                       825,000              492,119
            Federal Corp.                                                                        264,000              155,289
        *   FIC Global, Inc.                                                                     640,080               91,369
            First Copper Technology Co., Ltd.                                                    322,750              139,508
        *   First Financial Holding Co., Ltd.                                                  3,071,000            2,528,207
            First Hotel                                                                          130,380               67,905
            Formosa Taffeta Co., Ltd.                                                          3,094,706            1,425,688
        *   Formosan Rubber Group, Inc.                                                          345,000              140,118
            Formosan Union Chemical Corp.                                                        195,247               71,848
            Fortune Electric Co., Ltd.                                                           191,000               48,826
        *   Fu I Industrial Co., Ltd.                                                            264,000               58,812
            Fuh-Hwa Financial Holding Co., Ltd.                                                5,354,953            2,632,812
            Fwuson Industry Co., Ltd.                                                            302,000               52,735
        *   G.T.M. Corp.                                                                         133,000               45,302
        *   Giga Storage Corp.                                                                   209,898               68,209
            Giga-Byte Technology Co., Ltd.                                                       876,750            1,046,865
        *   Gold Circuit Electronics, Ltd.                                                       483,140              204,429
        *   Goldsun Development & Construction Co., Ltd.                                       1,416,000              371,078
        *   Grand Pacific Petrochemical Corp.                                                    347,000              142,802
            Great China Metal Industry Co., Ltd.                                                 287,000              181,164
            Great Wall Enterprise Co., Ltd.                                                      376,980               92,725
        *   Helix Co., Ltd                                                                       158,211               32,178
            Hey Song Corp.                                                                       594,000              185,740
            Ho Tung Holding Corp.                                                                781,628              243,151
        *   Hocheng Corp.                                                                        364,000               94,402
            Hong Ho Precision Textile Co., Ltd.                                                   93,889               14,672
            Hong Tai Electric Industrial Co., Ltd.                                               282,000               81,104
        *   Hsinchu International Bank                                                         1,615,834            1,023,556
            Hsing Ta Cement Co., Ltd.                                                            376,980              115,904
            Hua Eng Wire & Cable Co., Ltd.                                                       702,035              173,690
            Hua Nan Financial Holding Co., Ltd.                                                   80,774               66,462

        *   Hualon Corp.                                                                         257,040                8,615
        *   Hung Ching Development & Construction Co., Ltd.                                      528,000               66,201
            Hung Poo Construction Corp.                                                          348,000              218,104
        *   Hung Sheng Construction Co., Ltd.                                                    735,000              315,407
            International Bank of Taipei                                                       2,686,734            1,868,206
            Inventec Corp.                                                                     2,928,550            1,350,876
        *   Jean Co., Ltd.                                                                       154,000               34,661
            Jui Li Enterprise Co., Ltd.                                                          195,000               64,258
            Jung Shing Wire Co., Ltd.                                                            123,000               44,566
            Kang Na Hsiung Co., Ltd.                                                              74,271               33,411
        *   Kao Hsing Chang Iron & Steel Corp.                                                   360,000              164,212
        *   Kee Tai Properties Co., Ltd.                                                         272,000               58,765
            King Yuan Electronics Co., Ltd.                                                      496,172              320,997
        *   Kingdom Construction Co., Ltd.                                                       464,000              143,173
            Kinpo Electronics, Inc.                                                            2,139,240              911,864
            Knowledge-Yield-Excellence Systems Corp.                                             116,000               74,103
        *   Kuoyang Construction Co., Ltd.                                                       136,029               56,816
        *   Kwong Fong Industries Corp.                                                          230,000               28,136
            Lan Fa Textile Co., Ltd.                                                             301,395               94,150
        *   Lead Data Co., Ltd.                                                                  444,140               80,703
        *   Leadtek Research, Inc.                                                               112,000               57,716
        *   Lealea Enterprise Co., Ltd.                                                          658,000              127,035
            Lee Chang Yung Chemical Industry Corp.                                               505,501              226,960
        *   Lee Chi Enterprises Co., Ltd.                                                        196,000               69,350
        *   Lelon Co., Ltd.                                                                      132,118               44,475
        *   Leofoo Development Co., Ltd.                                                         238,000               85,935
        *   Les Enphants Co., Ltd.                                                               126,000               48,534
        *   Li Peng Enterprise Co., Ltd.                                                         513,000              149,809
            Li Shin International Enterprise Corp.                                                39,900               16,253
            Lien Hwa Industrial Corp.                                                            734,000              266,460
            Ling Sheng PrecisionIndustrial Corp.                                                 211,320               85,353
            Long Bon Development Co., Ltd.                                                       568,000              180,402
            Long Chen Paper Co., Ltd.                                                            507,000              161,421
            Lucky Cement Corp.                                                                   449,000              122,842
        *   Luxon Electronics Corp.                                                              313,400               49,784
        *   Macronix International Co., Ltd.                                                   6,883,000            1,494,502
        *   Megamedia Corp.                                                                       65,782                1,221
            Mercuries & Associates, Ltd.                                                         559,980              184,769
            Mercuries Data Co., Ltd.                                                             142,657               46,274
            Merida Industry Co., Ltd.                                                            171,000              101,495
        *   Microelectronics Technology, Inc.                                                    352,000              138,235
            Micro-Star International Co., Ltd.                                                 1,059,400              636,066
        *   Microtek International, Inc.                                                         115,062               17,454
            Mitac International Corp.                                                          1,765,120              816,597
            Mitac Technology Corp.                                                                52,000               22,152
            Mustek Systems, Inc.                                                                  82,500               20,586
        *   Namchow Chemical Industrial Co., Ltd.                                                164,057               30,642
        *   Nankang Rubber Tire Co., Ltd.                                                        104,312              124,232
            Nantex Industry Co., Ltd.                                                            186,430               58,869
        *   New Asia Construction & Development Co., Ltd.                                        146,000               25,042
            Nien Hsing Textile Co., Ltd.                                                         118,000              113,535
            Ocean Plastics Co., Ltd.                                                             128,000               59,741

        *   Opto Tech Corp.                                                                      483,000               88,591
        *   Orient Semiconductor Electronics, Ltd.                                               648,713               61,891
        *   Pacific Construction Co., Ltd.                                                       324,256               22,354
        *   Pacific Electric Wire & Cable Corp.                                                1,873,020               30,224
            Pan Overseas Electronics Co., Ltd.                                                   187,864               46,481
        *   Pan-International Industrial Corp.                                                   192,450              135,239
            Phihong Technology Co., Ltd.                                                          79,110               29,287
            Phoenix Precision Technology Corp.                                                   132,000               69,552
        *   Picvue Electronics, Ltd.                                                             604,000              106,901
            Premier Image Technology Corp.                                                       206,000              158,497
            Primax Electronics, Ltd.                                                             484,744               97,827
        *   Prince Housing & Development Corp.                                                 1,102,000              270,683
        *   Procomp Informatics, Ltd.                                                            391,440               77,741
            Prodisc Technology, Inc.                                                             861,157              316,414
            Radium Life Tech                                                                      85,534               69,273
            Ralec Electronic Corp.                                                               172,450               69,455
            Realtek Semiconductor Corp.                                                          774,000              811,420
        *   Rectron, Ltd.                                                                         78,300               11,170
            Rexon Industrial Corp., Ltd.                                                         218,820               79,357
            Ritek Corp.                                                                        3,291,518            1,177,701
        *   Ruentex Development Co., Ltd.                                                        626,000              123,642
            Sampo Corp.                                                                        1,757,850              382,955
        *   San Fang Chemical Industry Co., Ltd.                                                  82,280               61,430
            Sanyang Industrial Co., Ltd.                                                       1,215,000              468,890
            Sanyo Electric Co., Ltd.                                                             351,000              189,021
        *   SDI Corp.                                                                            191,483               85,833
            Sheng Yu Steel Co., Ltd.                                                               5,000                6,116
            Shihlin Electric & Engineering Corp.                                                 842,000              547,119
        *   Shihlin Paper Corp.                                                                  224,000              157,052
            Shinkong Co., Ltd.                                                                   186,190               97,547
        *   Shinkong Synthetic Fibers Co., Ltd.                                                2,041,000              561,424
            Shinung Corp.                                                                        290,700               66,533
        *   Silicon Integrated Systems Corp.                                                   2,199,423              778,533
            Siliconware Precision Industries Co., Ltd.                                         1,128,000              869,468
        *   Sin Yih Ceramic Co., Ltd.                                                            211,000               44,377
            Sincere Navigation Corp.                                                             382,052              481,423
        *   Sinkong Spinning Co., Ltd.                                                            75,000               29,350
            SinoPac Holdings Co., Ltd.                                                         4,067,997            2,253,934
        *   Sintek Photronics Corp.                                                              783,000              329,925
        *   Siward Crystal Technology Co., Ltd.                                                   40,789               18,400
        *   Solomon Technology Corp.                                                             338,000               66,636
            South East Soda Manufacturing Co., Ltd.                                              233,000               54,403
        *   Southeast Cement Co., Ltd.                                                           497,700              123,134
        *   Space Shuttle Hi-Tech Co., Ltd.                                                      177,000               22,137
            Standard Foods Taiwan, Ltd.                                                          288,000              103,864
            Stark Technology, Inc.                                                                58,000               25,264
            Sunonwealth Electric Machine Industry Co., Ltd.                                       21,000                8,820
            Systex Corp., Ltd.                                                                 1,378,341              458,784
            Ta Chen Stainless Pipe Co., Ltd.                                                      81,000               59,067
        *   Ta Chong Bank                                                                      1,394,000              514,923
            Ta Ya Elec Wire & Cable Co., Ltd.                                                    509,860              177,469
            Tah Hsin Industrial Corp.                                                            268,000               76,311

            Ta-I Technology Co., Ltd.                                                            151,200               81,166
        *   Taichung Commercial Bank                                                           2,479,000              934,131
        *   Tainan Business Bank                                                                 749,000              351,986
            Tainan Spinning Co., Ltd.                                                          2,697,000              779,237
        *   Taita Chemical Co., Ltd.                                                             223,000               80,095
        *   Taitung Business Bank                                                                163,395               34,128
        *   Taiwan Business Bank                                                               6,606,120            2,418,612
            Taiwan Cement Corp.                                                                5,395,763            3,238,375
            Taiwan Fire & Marine Insurance Co., Ltd.                                             302,077              166,918
        *   Taiwan Flourescent Lamp Co., Ltd.                                                    124,000               51,601
            Taiwan Glass Ind. Corp.                                                            1,403,896            1,282,417
        *   Taiwan Kolin Co., Ltd.                                                               498,000              104,563
            Taiwan Mask Corp.                                                                    303,000              143,940
            Taiwan Navigation Co., Ltd.                                                          116,354              102,771
        *   Taiwan Pulp & Paper Corp.                                                            238,000               78,021
        *   Taiwan Sakura Corp.                                                                  252,900               68,868
            Taiwan Sogo Shinkong Security Co., Ltd.                                              181,860               91,775
        *   Taiwan Tea Corp.                                                                     992,215              156,223
        *   Tatung Co., Ltd.                                                                   7,449,000            2,762,124
        *   Tay-Shan Enterprises Co., Ltd.                                                       372,320               77,131
            Teapo Electronic Corp.                                                                80,580               20,256
            Teco Electric & Machinery Co., Ltd.                                                3,473,834            1,056,848
            Tecom, Ltd.                                                                          307,753              147,056
            Test-Rite International Co., Ltd.                                                     97,005               57,934
        *   The Chinese Bank                                                                   2,439,000              497,865
        *   The Farmers Bank of China                                                          2,821,160              949,543
            The First Insurance Co., Ltd.                                                        203,840              125,424
            Ton Yi Industrial Corp.                                                            2,957,810              826,791
            Tsann Kuen Enterprise Co., Ltd.                                                      121,870              126,485
            TSRC Corp.                                                                           714,000              283,397
            Tung Ho Steel Enterprise Corp.                                                       722,323              549,193
        *   Twinhead International Corp.                                                         211,017               54,350
        *   Tycoons Group Enterprise Co., Ltd.                                                   263,000               81,674
            Ulead Systems, Inc.                                                                   66,000               34,456
        *   Union Bank of Taiwan                                                               2,636,000              883,339
        *   Union Insurance Co., Ltd.                                                            613,454              175,245
            Uni-President Enterprises Corp.                                                    6,359,130            3,124,720
        *   Unitech Printed Circuit Board Corp.                                                  433,000              174,952
            United Epitaxy Co., Ltd.                                                              81,978               28,041
        *   United Microelectronics Corp.                                                      1,648,000            1,014,574
        *   Universal Cement Corp.                                                               353,360              130,354
        *   Universal Microelectronics Co., Ltd.                                                  69,010               23,136
            Universal Scientific Industrial Co., Ltd.                                            944,800              335,072
            UPC Technology Corp.                                                               1,032,840              404,459
            Usi Corp.                                                                          1,056,000              387,234
        *   Ve Wong Corp.                                                                        177,000               57,615
        *   Via Technologies, Inc.                                                             1,871,000            1,008,236
        *   Visual Photonics Epitacy Co., Ltd.                                                    86,000               18,070
        *   Walsin Lihwa Corp.                                                                 5,724,000            3,003,523
            Walsin Technology Corp., Ltd.                                                        450,191              244,203
            Wan Hwa Enterprise Co., Ltd.                                                         260,590               88,294
            Waterland Financial Holdings                                                       3,969,000            1,545,720

        *   Wei Chih Steel Industrial Co., Ltd.                                                  211,898               55,599
        *   Wei Chuan Food Corp.                                                                 167,000               55,673
        *   Winbond Electronics Corp.                                                          7,834,000            2,991,349
            Wintek Corp.                                                                         128,432              117,476
            Wistron Corp.                                                                      1,270,101              544,328
            World Peace Industrial Co., Ltd.                                                     314,700              191,275
            WUS Printed Circuit Co., Ltd.                                                        489,406              210,351
        *   Yageo Corp.                                                                        3,486,840            1,182,669
            Yang Ming Marine Transport Corp.                                                   1,078,058              966,345
        *   Yi Jinn Industrial Co., Ltd.                                                         387,000               73,642
            Yieh Phui Enterprise Co., Ltd.                                                     1,054,000              742,020
            Yosun Industrial Corp.                                                               119,116               79,204
            Yuen Foong Yu Paper Manufacturing Co., Ltd.                                        2,399,926            1,171,602
            Yulon Motor Co., Ltd.                                                              2,280,263            2,497,979
            Yung Chi Paint & Varnish Manufacturing Co., Ltd.                                       1,000                1,270
            Yung Shin Pharmaceutical Industrial Co., Ltd.                                        268,000              226,749
            Yung Tay Engineering Co., Ltd.                                                       456,000              244,081
            Zig Sheng Industrial Co., Ltd.                                                       354,764              122,912
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $108,048,876)                                                                                          124,571,449
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.1%)
        *   Taiwan Dollar                                                                                             973,977
                                                                                                           ------------------
   (Cost $950,056)
   TOTAL -- TAIWAN
     (Cost $108,998,932)                                                                                          125,545,426
                                                                                                           ------------------

   MEXICO -- (10.1%)
   COMMON STOCKS -- (10.1%)
            Alfa S.A. de C.V. Series A                                                         3,740,264           18,523,498
            Cementos de Mexico S.A. de C.V. Series B                                             785,300            5,064,308
        *   Cintra S.A. de C.V.                                                                   85,000               47,699
        *   Consorcio Hogar S.A. de C.V. Series B                                                189,500               61,778
            Controladora Comercial Mexicana S.A. de C.V. Series B                              5,484,600            6,145,703
        *   Corporacion Geo S.A. de C.V. Series B                                              1,728,500            3,233,215
        *   Corporacion Interamericana de Entramiento S.A. de C.V. Series B                    1,414,805            3,831,035
        *   Corporacion Mexicana de Restaurantes S.A. de C.V. Series B                             3,689                  493
            Corporativo Fragua S.A. de C.V. Series B                                                  70                  249
        *   Desc S.A. de C.V. Series B                                                         8,736,833            2,365,776
            El Puerto de Liverpool S.A. Series 1                                                  20,000               32,957
            El Puerto de Liverpool S.A. Series C1                                                328,600              520,995
        *   Empaques Ponderosa S.A. de C.V. Series B                                              90,000                6,413
        *   Empresas ICA Sociedad Controladora S.A. de C.V.                                   16,050,200            5,732,852
            Empresas la Moderna S.A. de C.V. Series A                                          3,457,285              363,382
            Fomento Economico Mexicano Series B & D                                              488,000            2,325,952
        *   GPo Iusacell                                                                         143,500              274,812
            Gruma S.A. de C.V. Series B                                                        1,452,050            3,036,866
            Grupo Carso S.A. de C.V. Series A-1                                                  721,000            3,525,767

            Grupo Cementos de Chihuahua, S.A. de C.V.                                          1,504,200            3,061,524
            Grupo Continental S.A.                                                                94,000              154,061
            Grupo Corvi S.A. de C.V. Series L                                                    284,000               59,953
            Grupo Financiero del Norte S.A. Series C                                             650,000            3,647,538
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                      74                   20
            Grupo Financiero GBM Atlantico S.A. de C.V. Series L                                  75,724               20,235
            Grupo Financiero Inbursa S.A. de C.V. Series O                                     2,728,165            5,100,691
        *   Grupo Gigante S.A. de C.V. Series B                                                  324,076              225,158
            Grupo Industrial Maseca S.A. de C.V. Series B                                      2,310,200            1,111,192
            Grupo Industrial Saltillo Unique Series                                              853,600            1,388,357
        *   Grupo Nutrisa S.A. de C.V.                                                               428                  152
            Grupo Posadas S.A. de C.V. Series L                                                  356,000              221,970
        *   Grupo Qumma S.A. de C.V. Series B                                                      5,301                   85
        *   Grupo Tribasa S.A. de C.V.                                                           152,065                    0
        *   Herdez Common Series                                                                 319,000              152,016
        *   Hylsamex S.A. de C.V. Series B                                                     1,026,960            3,000,360
            Industrias Bachoco S.A. de C.V. (Certificate Representing Series B and Series L)     246,000              525,887
            Industrias Penoles S.A. de C.V.                                                    1,277,400            6,656,236
        *   Industrias S.A. de C.V. Series B                                                      93,000              650,277
        *   Jugos del Valle S.A. de C.V. Series B                                                170,900              228,491
        *   Nueva Grupo Mexico S.A. de C.V. Series B                                           5,325,961           25,736,156
            Organizacion Soriana S.A. de C.V. Series B                                         2,735,500            9,405,242
        *   Sanluis Corporacion S.A. de C.V.(Certificates representing 1 share Series B, 1
            share Series C & 1 share Series D)                                                     2,400                2,052
        *   US Commercial Corp. S.A. de C.V.                                                     271,000              114,418
            Vitro S.A.                                                                         2,052,500            1,901,352
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $69,257,596)                                                                                           118,457,173
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Mexican Peso                                                                                                5,970
                                                                                                           ------------------
   (Cost $6,374)
   TOTAL -- MEXICO
     (Cost $69,263,970)                                                                                           118,463,143
                                                                                                           ------------------

   BRAZIL -- (9.1%)
   PREFERRED STOCKS -- (7.9%)
        *   Acesita SA                                                                           413,076            5,414,029
            Alpargatas-Santista Textil SA                                                        430,000               59,441
            Banco Bradesco SA                                                                     83,828            5,485,803
        *   Bradespar SA                                                                           2,851               84,691
            Brasil Telecom Participacoes SA                                                    1,406,899               10,448
        *   Braskem SA                                                                       142,800,000            6,216,000
            Centrais Electricas de Santa Catarin Celesc Series B                               1,323,000              515,581
            Companhia Brasileira de Petroleo Ipiranga SA                                         202,800            1,468,809
        *   Companhia Siderurgica Paulista                                                       720,000              307,059
            Confab Industrial SA                                                               1,800,000            1,800,000

            Coteminas Cia Tecidos Norte de Minas                                              15,097,500            1,453,689
            Distribuidora de Produtos de Petroleo Ipiranga SA                                      8,000              100,000
            Duratex SA                                                                        66,910,000            2,951,912
            Embraco SA                                                                           342,000              164,713
            Embratel Participacoes SA                                                          1,389,166                3,248
            Forjas Taurus SA                                                                     254,000              123,265
            Gerdau SA                                                                            775,552           13,959,936
            Globex Utilidades SA                                                                  34,076              142,255
        *   Inepar SA Industria e Construcoes                                                 78,960,001               26,126
            Investimentos Itau SA                                                              2,207,166            3,448,697
            Magnesita SA Series A                                                             36,500,000              195,248
            Marcopolo SA                                                                         326,400              760,800
            Metalurgica Gerdau SA                                                                396,800            9,337,929
            Perdigao SA NPV                                                                      199,200            3,517,491
        *   Plascar Participacoes Industriais SA                                               6,900,000               14,079
            Polialden Petroquimica SA                                                            780,000              315,441
            Ripasa SA Papel e Celulose                                                         1,298,000            1,932,684
            Sadia SA                                                                           3,838,282            7,761,232
            Sao Pau Alpargatas SA                                                                470,000               49,678
            Siderurgica Belgo-Mineira                                                         12,307,631            6,312,186
            Siderurgica de Tubarao Sid Tubarao                                               160,870,000            8,398,360
            Suzano Bahia Sul Papel e Celullose SA                                                459,431            2,069,129
            Suzano Petroquimica SA                                                                94,000              243,294
            Tele Celular Sul Participacoes SA                                                  2,775,366                4,275
        *   Tele Leste Celular Participacoes SA                                                1,784,040                  420
            Tele Norte Celular Participacoes SA                                                1,390,958                  261
            Tele Norte Leste Participacoes SA                                                      7,538              115,703
            Telemar Norte Leste SA                                                                95,000            2,219,926
            Telemig Celular Participacoes SA                                                   1,422,616                2,055
        *   Telesp Celular Participacoes                                                       1,389,246                3,652
            Uniao des Industrias Petroquimicas SA Series B                                     2,153,712            2,842,583
            Unibanco-Uniao de Bancos Brasileiros SA                                              135,500              749,733
            Usinas Siderurgicas de Minas Gerais SA                                                41,925              846,978
            Vale do Rio Doce Series B                                                            239,144                    0
            Votorantim Celulose e Papel SA                                                    26,200,000            1,974,729
                                                                                                           ------------------
   TOTAL PREFERRED STOCKS
     (Cost $22,269,100)                                                                                            93,403,568
                                                                                                           ------------------
   COMMON STOCKS -- (1.2%)
            Avipal SA Avicultura e Agropecua                                                  12,500,000               36,673
            Brasil Telecom Participacoes SA                                                   51,256,779              488,070
            Companhia Siderurgica Nacional                                                       606,400           11,548,353
        *   Embratel Participacoes                                                            50,000,000              284,375
            Eternit SA                                                                             8,800              115,824
            Tele Celular Sul Participacoes SA                                                 98,247,830              136,536
            Tele Centro Oeste Celular Participacoes SA                                        50,294,346              230,208
        *   Tele Leste Celular Participacoes                                                  64,212,621               12,984
        *   Tele Norte Celular Participacoes                                                  50,064,513               12,148
            Tele Norte Leste Participacoes SA                                                     51,468              804,188
            Telemig Celular Participacoes SA                                                  51,793,284              161,854
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $2,920,794)                                                                                             13,831,213
                                                                                                           ------------------

   RIGHTS/WARRANTS -- (0.0%)
        *   Telesp Celular Participacoes SA Preferred Rights 12/17/04                            487,012                  378
                                                                                                           ------------------
   (Cost $0)
   TOTAL -- BRAZIL
     (Cost $25,189,894)                                                                                           107,235,159
                                                                                                           ------------------

   MALAYSIA -- (7.7%)
   COMMON STOCKS -- (7.7%)
        *   A&M Realty Berhad                                                                    427,100              155,125
            ACP Industries Berhad                                                                512,000              164,340
        *   Advance Synergy Berhad                                                               641,000               67,340
            Advanced Synergy Capital Berhad                                                      153,500               23,591
            Affin Holdings Berhad                                                              3,199,500            1,505,440
            Aluminum Co. of Malaysia                                                             250,000              110,376
        *   AMBD Berhad                                                                        1,990,900               96,843
            AMFB Holdings Berhad                                                                 277,500              467,266
            AMMB Holdings Berhad                                                                 938,944              844,474
            Ancom Berhad                                                                         375,000               80,881
            Ann Joo Resources Berhad                                                             692,900              346,327
        *   Antah Holding Berhad                                                                 306,000               20,471
            APM Automotive Holdings Berhad                                                        94,500               60,660
            Apollo Food Holdings Berhad                                                          198,400              117,962
        *   Arab Malaysia Corp. Berhad                                                         2,000,000              709,897
            Asas Dunia Berhad                                                                    524,700              130,836
        *   Asia Pacific Land Berhad                                                           1,349,000               99,192
            Asiatic Development Berhad                                                         2,166,500            1,002,743
        *   Avenue Assets Berhad                                                               2,401,600              347,209
            Ayer Hitam Planting Syndicate Berhad                                                  27,000               16,948
            Bandar Raya Developments Berhad                                                    1,327,800              691,530
            Batu Kawan Berhad                                                                    791,000            1,249,399
        *   Berjaya Capital Berhad                                                             1,765,900              417,928
        *   Berjaya Group Berhad                                                               3,516,900              110,807
            Berjaya Land Berhad                                                                2,688,000              579,410
            Bernas Padiberas Nasional Berhad                                                   1,391,800              625,255
            Bimb Holdings Berhad                                                               1,029,800              493,102
            Bina Darulaman Berhad                                                                118,000               39,022
            Binaik Equity Berhad                                                                 149,800               39,327
            Bolton Properties Berhad                                                             747,000              179,446
            Boustead Holdings Berhad                                                           1,782,900              820,681
            Cahya Mata Sarawak Berhad                                                          1,008,800              438,185
        *   Camerlin Group Berhad                                                                845,200              222,303
            Chemical Co. of Malaysia Berhad                                                      311,000              184,122
            Chin Teck Plantations Berhad                                                          96,800              127,458
            Choo Bee Metal Industries Berhad                                                     235,700              166,172
            Commerce Asset Holding Berhad                                                      1,104,000            1,411,330
        *   Cosway Corp. Berhad                                                                  854,100              177,640
        *   Country Heights Holdings Berhad                                                      174,000               58,563
            Courts Mammoth Berhad                                                                495,200              214,720

            Cycle & Carriage Bintang Berhad                                                      249,800              206,233
        *   Damansara Realty Berhad                                                              391,000               14,340
            Datuk Keramik Holdings Berhad                                                        127,000                3,352
            Dijaya Corp. Berhad                                                                  612,100              156,755
            Diversified Resources Berhad                                                       3,343,600            1,987,814
            DNP Holdings Berhad                                                                  166,000               29,294
        *   E&O Property Development Berhad                                                    1,766,800              322,553
            Eastern & Oriental Berhad                                                            325,000               62,357
            Eastern Pacific Industrial Corp. Berhad                                              414,400              189,490
            Edaran Otomobil Nasional Berhad                                                      809,800              708,645
            Esso Malaysia Berhad                                                                 471,200              309,893
            Europlus Berhad                                                                      278,100               45,675
        *   Faber Group Berhad                                                                   170,300               26,889
            Far East Holdings Berhad                                                             159,200              157,532
            Focal Aims Holdings Berhad                                                           424,000               45,294
            Fraser & Neave Holdings Berhad                                                       110,800              142,734
            General Corp. Berhad                                                                 564,000               77,895
            Glomac Berhad                                                                        234,200              134,169
            Gold IS Berhad                                                                       734,100              283,832
            Golden Hope Plantations Berhad                                                     3,578,300            3,840,162
        *   Golden Plus Holdings Berhad                                                          201,000              144,662
        *   Gopeng Berhad                                                                        273,900               44,357
            Grand United Holdings Berhad                                                         451,100               68,202
        *   Gula Perak Berhad                                                                    417,000              180,952
            Guthrie Ropel Berhad                                                                 191,700              189,629
            Hap Seng Consolidated Berhad                                                         662,100              433,205
            Highlands and Lowlands Berhad                                                      2,218,800            2,089,065
        *   Ho Hup Construction Co. Berhad                                                       175,100               49,734
        *   Ho Wah Genting Berhad                                                                369,000               40,228
            Hong Leong Credit Berhad                                                           1,191,937            1,453,203
            Hong Leong Industries Berhad                                                         261,000              329,419
            Hong Leong Properties Berhad                                                       2,295,741              367,975
            Hume Industries (Malaysia) Berhad                                                    270,667              355,725
            Hwang-DBS (Malaysia) Berhad                                                          654,000              285,237
            IGB Corp. Berhad                                                                   3,872,600            1,322,918
            IJM Corp. Berhad                                                                     785,800              967,535
            IJM Plantations Berhad                                                               204,400               65,058
        *   Insas Berhad                                                                       1,680,000              174,397
        *   Integrated Logistics Berhad                                                          324,000              167,134
            IOI Properties Berhad                                                                 13,600               27,714
            Island & Peninsular Berhad                                                           522,500              651,247
            Jaya Tiasa Holdings Berhad                                                           439,000              461,882
            Jerneh Asia Berhad                                                                   265,700              153,800
        *   Johan Holdings Berhad                                                                228,000               16,207
            Johor Port Berhad                                                                  1,078,200              606,042
            Johore Tenggara Oil Palm Berhad                                                      464,000              131,727
            K & N Kenanga Holdings Berhad                                                      1,454,300              313,615
            Keck Seng (Malaysia) Berhad                                                          657,500              321,694
        *   Kedah Cement Holdings Berhad                                                       1,058,307            1,571,756
        *   Kejora Harta Berhad                                                                  601,000               55,943
            Kian Joo Can Factory Berhad                                                          598,200              448,212
        *   KIG Glass Industrial Berhad                                                          260,000               15,730

            Kim Hin Industry Berhad                                                              325,900              188,400
            Kim Loong Resources Berhad                                                           113,000               40,418
            KPJ Healthcare Berhad                                                                478,600              188,826
            Kuala Lumpur Kepong Berhad                                                         1,394,500            2,527,436
        *   Kub Malaysia Berhad                                                                1,251,400              197,459
            Kulim Malaysia Berhad                                                                777,425              582,944
        *   Kumpulan Emas Berhad                                                               1,268,000              100,028
            Kwantas Corp. Berhad                                                                 123,000              166,648
        *   Land & General Berhad                                                              2,261,700              178,397
            Landmarks Berhad                                                                   1,637,000              382,290
        *   Leader Universal Holdings Berhad                                                   1,621,833              185,646
        *   Leong Hup Holdings Berhad                                                            286,000               68,438
        *   Lien Hoe Corp. Berhad                                                                654,850               53,401
            Lingui Development Berhad                                                          1,457,900              516,406
            Lion Diversified Holdings Berhad                                                   1,044,100              587,628
            Lion Industries Corp. Berhad                                                       1,851,381              929,377
            Malayan Cement Berhad                                                                 67,500               13,750
            Malayawata Steel Berhad                                                              645,100              369,922
        *   Malaysia Building Society Berhad                                                     263,000               56,253
            Malaysia Industrial Development Finance Berhad                                     3,251,000            1,111,238
            Malaysia Mining Corp. Berhad                                                       3,938,200            2,217,468
            Malaysian Airlines System Berhad                                                      80,000               94,589
            Malaysian Mosaics Berhad                                                           1,097,200              453,143
            Malaysian National Reinsurance Berhad                                                156,500              141,611
            Malaysian Plantations Berhad                                                       2,514,000            1,559,767
            Maruichi Malaysia Steel Tube Berhad                                                  479,000              275,914
            Matrix International Berhad                                                          316,000              107,230
            Matsushita Electric Co. (Malaysia) Berhad                                            160,880              435,825
            MBM Resources Berhad                                                                 349,933              221,055
        *   Meda, Inc. Berhad                                                                    650,100               47,867
            Mega First Corp. Berhad                                                              448,000              108,455
            Mentakab Rubber Co. (Malaya) Berhad                                                    1,100                  791
        *   Merge Housing Berhad                                                                  57,900               24,810
            Metro Kajang Holdings Berhad                                                         535,333              202,648
        *   Metroplex Berhad                                                                     817,000               17,202
            Mieco Chipboard Berhad                                                               228,000              161,689
        *   MTD Infraperdana Berhad                                                            2,842,600              533,472
            Muda Holdings Berhad                                                                 706,000               72,389
            Muhibbah Engineering Berhad                                                          321,600               81,863
            MUI Properties Berhad                                                              1,314,000              122,768
        *   Mulpha International Berhad                                                        5,006,400              901,664
        *   Multi-Purpose Holdings Berhad                                                      1,974,000              585,439
            Mutiara Goodyear Development Berhad                                                  247,900               67,840
            MWE Holdings Berhad                                                                  360,000               59,193
        *   Mycron Steel Berhad                                                                  119,750               45,064
        *   Naluri Berhad                                                                      2,329,400              367,513
        *   Nam Fatt Berhad                                                                      286,100               44,377
            Narra Industries Berhad                                                              154,200               68,717
            NCB Holdings Berhad                                                                1,463,300            1,046,991
            Negri Sembilan Oil Palms Berhad                                                      167,600              105,843
        *   New Straits Times Press (Malaysia) Berhad                                            735,600              808,368
            Nylex (Malaysia) Berhad                                                              109,750               20,489

            Oriental Holdings Berhad                                                           1,834,816            2,152,456
            Oriental Interest Berhad                                                             170,000               60,726
            OSK Holdings Berhad                                                                1,507,666              614,693
            OSK Property Holdings Berhad                                                         186,678               61,344
            Pacific & Orient Berhad                                                              239,300              106,951
            Pan Malaysia Cement Works Berhad                                                   1,271,800              170,496
        *   Pan Pacific Asia Berhad                                                              100,000                2,368
        *   Paracorp Berhad                                                                      252,000               12,921
            Paramount Corp. Berhad                                                               203,900              123,279
            PBA Holdings Berhad                                                                  648,400              286,588
            Pelangi Berhad                                                                     1,655,800              239,485
        *   Pernas International Holdings Berhad                                               2,030,200              366,052
            Petaling Garden Berhad                                                               636,200              264,433
            Petronas Dagangan Berhad                                                             166,400              323,959
            Phileo Allied Berhad                                                               1,545,500            1,019,595
        *   Pilecon Engineering Berhad                                                           210,000                4,400
            PJ Development Holdings Berhad                                                     1,043,900              144,372
            PK Resources Berhad                                                                   25,000                4,633
            PPB Group Berhad                                                                   1,822,033            3,162,998
        *   Premium Nutri                                                                        513,100               53,226
        *   Prime Utilities Berhad                                                                46,000               12,642
        *   Promet Berhad                                                                        140,000               10,684
            Proton Holdings Berhad                                                             1,305,500            3,126,329
            Pulai Springs Berhad                                                                 159,800               67,703
            RHB Capital Berhad                                                                 6,154,200            3,883,025
            Road Builders (Malaysia) Holdings Berhad                                             974,400              666,353
            Sapura Telecommunications Berhad                                                     155,152               65,243
            Sarawak Enterprise Corp. Berhad                                                    3,311,700            1,193,291
            Sarawak Oil Palms Berhad                                                              93,000               53,857
            SCB Developments Berhad                                                              188,000              217,631
            Scientex, Inc. Berhad                                                                116,000               62,536
            Selangor Dredging Berhad                                                             619,000               68,293
            Selangor Properties Berhad                                                         1,164,600              698,439
            Shangri-La Hotels (Malaysia) Berhad                                                  384,300              125,333
            Shell Refining Co. Federation of Malaysia Berhad                                      48,000              112,416
            SHL Consolidated Berhad                                                              561,300              237,910
        *   Silverstone Corp. Berhad                                                               8,690                  868
            Sime Darby Berhad (Malaysia)                                                         355,980              566,216
        *   Sime Engineering Services Berhad                                                     222,000               79,375
        *   South East Asia Lumber, Inc. Berhad                                                  228,800               64,948
            Southern Acids (Malaysia) Berhad                                                      44,000               20,720
            Southern Bank Berhad (Foreign)                                                     1,854,950            1,580,212
            Southern Steel Berhad                                                                443,000              259,740
            Store Corp. Berhad                                                                   124,630               84,010
            Sunrise Berhad                                                                       827,200              363,303
            Sunway City Berhad                                                                 1,225,700              545,265
        *   Sunway Holdings, Inc. Berhad                                                         394,000              129,535
        *   Suria Capital Holdings Berhad                                                      1,181,600              168,992
            Ta Enterprise Berhad                                                               4,292,200            1,015,767
            Talam Corp. Berhad                                                                   139,050               40,255
        *   Tamco Corp. Holdings Berhad                                                          219,500               21,084
            Tan Chong Motor Holdings Berhad                                                    2,220,500              969,638

            Tekala Corp. Berhad                                                                  337,700               95,029
        *   Time Dotcom Berhad                                                                 6,720,400            1,226,286
            Tiong Nam Transport Holdings Berhad                                                  171,500               57,294
            Tradewinds (Malaysia) Berhad                                                         782,900              566,349
        *   Trengganu Development & Management Berhad                                            534,400              138,065
            Tronoh Mines Malaysia Berhad                                                         508,500              378,733
            UDA Holdings Berhad                                                                  875,200              349,338
        *   UEM World Berhad                                                                   1,725,700              489,669
            UMW Holdings Berhad                                                                1,271,243            1,806,529
            Unico-Desa Plantations Berhad                                                      1,791,900              216,989
            Union Paper Holdings Berhad                                                        1,014,100              207,885
            Uniphone Telecommunications Berhad                                                   286,800               65,961
            United Malacca Rubber Estates Berhad                                                 310,800              288,094
            United Plantations Berhad                                                            341,100              452,896
        *   Utama Banking Group Berhad                                                           955,000              216,068
            VS Industry Berhad                                                                   285,500               86,307
            Warisan TC Holdings Berhad                                                           109,850               51,741
            Worldwide Holdings Berhad                                                            418,600              226,619
            WTK Holdings Berhad                                                                  282,000              444,694
            Yeo Hiap Seng (Malaysia) Berhad                                                      296,100              152,845
            YTL Corp. Berhad                                                                     946,500            1,269,904
            Yu Neh Huat Berhad                                                                   208,300               69,634
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $78,273,577)                                                                                            90,853,909
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Kulim Malaysia Berhad Warrants 06/30/09                                              144,025               31,458
        *   Mieco Chipboard Berhad Warrants 04/21/09                                              76,000               27,800
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $2,000)                                                                                                     59,258
                                                                                                           ------------------
   TOTAL -- MALAYSIA
     (Cost $78,275,577)                                                                                            90,913,167
                                                                                                           ------------------

   TURKEY -- (7.0%)
   COMMON STOCKS -- (7.0%)
        *   Adana Cimento Sanayi Ticaret A.S.                                                130,533,878              118,411
        *   Ak Enerji A.S.                                                                   216,113,700              884,547
            Akbank T.A.S.                                                                  2,744,529,505           13,018,047
        *   Aksa                                                                             148,490,460            1,556,982
            Aksigorta A.S.                                                                   401,460,655            1,278,578
        *   Alarko Sanayii ve Ticaret A.S.                                                    40,047,992              290,956
        *   Alternatifbank A.S.                                                               92,933,793               51,270
        *   Altinyildiz Mensucat ve Konfeksiyan Fabrikalari A.S.                              87,865,000               79,112
        *   Anadolu Anonim Turk Sigorta Sirketi                                              450,118,800              904,614
            Anadolu Cam Sanayii A.S.                                                         561,694,217            1,747,909
        *   Ayen Enerji A.S.                                                                  52,628,000              452,119
        *   Bagfas Bandirma Gubre Fabrik                                                      11,130,000              184,463
            Bati Cimento A.S.                                                                255,022,921              516,129

        *   Bolu Cimento Sanayi A.S.                                                         290,345,704              448,618
            Borusan                                                                           98,343,000              877,349
        *   Bossa Ticaret ve Sanayi Isletmeleri A.S.                                         360,180,000              485,092
        *   Brisa Bridgestone Sanbanci Lastik San & Tic A.S.                                   9,261,000              464,759
            CIMSA A.S. (Cimento Sanayi ve Ticaret)                                           480,369,600            1,473,061
        *   Dardanel Onentas                                                                  16,183,440               12,715
        *   Dogan Sirketler Grubu Holdings A.S.                                            3,007,361,142            5,213,633
        *   Doktas Dokumculuk Ticaret ve Sanayi A.S.                                          63,360,000               87,932
        *   Eczacibasi Yapi Gere                                                             362,756,250              451,376
            Eregli Demir ve Celik Fabrikalari Turk A.S.                                    1,995,394,500            8,286,369
        *   Finansbank                                                                     3,416,061,534            3,864,369
        *   Goldas Kuyumculuk Sanayi A.S.                                                    327,200,000              377,216
            Goltas Cimento                                                                    24,412,000              237,049
        *   Gubre Fabrikalari Ticaret A.S.                                                    29,241,000               54,330
        *   Gunes Sigorta A.S.                                                               309,093,748              336,407
        *   Ihlas Holding                                                                    319,654,400              243,261
        *   Izmir Demir Celik                                                                230,946,541              573,469
            Kartonsan                                                                          1,000,000               92,733
        *   Kordsa Sabanci Dupont Endustriye Iplik ve Kord Bezi Sanayi ve Ticaret A.S.       414,951,000              687,701
        *   Kutahya Porslen Sanayii A.S.                                                       7,076,000              115,073
        *   Mardin Cimento                                                                    51,378,750              351,897
            Marshall Boya ve Vernik Sanayii A.S.                                              11,818,000              168,833
        *   Medya Holdings A.S. Series C                                                      33,508,000              161,400
        *   Menderes Tekstil Sanayi ve Ticaret A.S.                                          347,650,000              165,020
        *   Milpa Ticari ve Sinai Urunler Pazarlama                                           48,774,528               46,242
        *   Net Holding A.S.                                                                 123,098,207               75,421
        *   Net Turizm Ticaret ve Sanayi                                                      92,089,000               65,383
        *   Netas Northern Electric Telekomunikasyon A.S.                                     24,805,400              541,710
        *   Otobus Karoseri Sanayi A.S.                                                       98,162,368              386,896
        *   Pinar Entegre et ve Yem Sanayii A.S.                                              51,591,600               46,131
            Pinar Sut Mamulleri Sanayii A.S.                                                  58,424,850               78,833
        *   Raks Elektroniks A.S.                                                              5,859,000                5,685
        *   Sabah Yayincilik A.S.                                                             31,938,000               84,722
            Sarkuysan Elektrolitik Bakir Sanayi A.S.                                         247,799,135              328,555
        *   Sasa Suni ve Sentetik Elyat Sanayi A.S.                                        1,121,965,000            1,247,294
        *   Tat Konserve Sanayii A.S.                                                        175,295,920              331,175
        *   Tekstil Bankasi A.S.                                                             501,024,697              192,065
            Ticaret ve Sanayi A.S.                                                            27,299,993               61,382
            Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S.                              156,597,250              273,165
        *   Tofas Turk Otomobil Fabrikasi A.S.                                               544,993,508            1,030,511
            Trakya Cam Sanayii A.S.                                                        1,227,824,231            3,187,670
        *   Turk Demir Dokum Fabrikalari                                                     166,949,478              410,316
            Turk Dis Ticaret Bankasi A.S.                                                  1,984,958,042            2,244,001
        *   Turk Siemens Kablo ve Elektrik Sanayi A.S.                                        39,312,000               69,226
            Turk Sise ve Cam Fabrikalari A.S.                                              2,182,218,316            5,124,095
        *   Turkiye Garanti Bankasi A.S.                                                   2,762,007,650            6,754,907
            Turkiye Is Bankasi A.S. Series C                                               1,860,440,560            8,766,399
            Ulker Gida Sanayi Ve Ticaret                                                     113,147,029              434,608
        *   Unye Cimento Sanayi ve Ticaret A.S.                                               20,978,642               22,337
            USAS (Ucak Servisi A.S.)                                                           3,420,000              100,671
        *   Vestel Elektronik Sanayi Ticaret A.S.                                            223,134,000              779,921

        *   Yapi ve Kredi Bankasi A.S.                                                     1,405,653,434            3,755,187
        *   Yatak ve Vorgan Sanayi ve Ticaret Yatas                                           18,345,600               16,030
                                                                                                           ------------------
   TOTAL -- TURKEY
     (Cost $31,842,604)                                                                                            82,773,337
                                                                                                           ------------------

   INDONESIA -- (6.3%)
   COMMON STOCKS -- (6.3%)
        *   PT Apac Centretex Corporation Tbk                                                    774,000               14,197
            PT Asahimas Flat Glass Co., Ltd.                                                   5,333,500            1,422,121
            PT Astra Agro Lestari Tbk                                                         12,738,500            4,655,616
            PT Astra Graphia Tbk                                                              18,779,000              738,745
            PT Bank Central Asia Tbk                                                           2,554,000              778,379
            PT Bank NISP Tbk                                                                  44,791,078            3,466,501
        *   PT Bank Pan Indonesia Tbk                                                        113,482,661            5,156,231
            PT Berlian Laju Tanker Tbk                                                        54,456,800            4,819,079
            PT Bhakti Investama Tbk                                                           31,933,500              956,663
        *   PT Branta Mulia Tbk                                                                  180,000               16,000
        *   PT Budi Acid Jaya Tbk                                                              6,410,000               85,297
        *   PT Charoen Pokphand Indonesia Tbk                                                 13,979,000              433,609
        *   PT Clipan Finance Indonesia Tbk                                                   12,461,000              574,203
        *   PT Davomas Adabi Tbk                                                              14,203,500            1,729,285
            PT Dynaplast Tbk                                                                   3,040,000              615,385
        *   PT Ever Shine Textile Tbk                                                         19,347,215              300,957
        *   PT Great River International                                                       1,788,000              108,740
        *   PT Hero Supermarket Tbk                                                              220,000               45,067
            PT Indorama Synthetics Tbk                                                         7,901,320              591,630
            PT International Nickel Indonesia Tbk                                              7,522,000            9,852,368
        *   PT Jaya Real Property                                                              5,189,500            1,052,241
        *   PT Karwell Indonesia                                                               1,466,500               66,807
        *   PT Kawasan Industry Jababeka Tbk                                                     534,000                7,085
            PT Komatsu Indonesia Tbk                                                           6,049,000            1,907,787
            PT Lautan Luas Tbk                                                                 7,721,000              338,490
        *   PT Lippo Karawaci Tbk                                                                170,676               34,047
            PT Matahari Putra Prima Tbk Foreign                                               12,852,500              886,591
            PT Mayorah Indah                                                                   8,497,572            1,223,186
            PT Medco Energi International Tbk                                                 31,249,000            7,186,336
        *   PT Metrodata Electronics Tbk                                                      18,582,000              174,074
        *   PT Modern Photo Tbk                                                                1,266,500               84,062
        *   PT Mutlipolar Corporation Tbk                                                      3,195,000              118,605
        *   PT Panasia Indosyntec Tbk                                                            403,200               21,840
        *   PT Panin Insurance Tbk                                                            27,086,000            1,004,039
            PT Rig Tenders Indonesia Tbk                                                       2,760,000              284,641
            PT Selamat Semp Tbk                                                               10,624,000              359,509
            PT Semen Gresik Tbk                                                                8,421,591           11,991,021
        *   PT Sinar Mas Agro Resources and Technology Tbk                                     1,688,580              581,622
            PT Summarecon Agung Tbk                                                            2,250,000              161,464
        *   PT Sunson Textile Manufacturer Tbk                                                 6,012,000               91,093
        *   PT Suparma Tbk                                                                     3,995,345               81,768
        *   PT Surya Dumai Industri Tbk                                                        5,145,000              214,375

            PT Surya Toto Indonesia                                                               46,400               28,355
            PT Tempo Scan Pacific                                                              6,466,000            6,313,906
            PT Tigaraksa Satria Tbk                                                               68,400               28,120
            PT Timah Tbk                                                                       5,855,000            1,409,160
            PT Trias Sentosa Tbk                                                              29,527,200              702,407
            PT Trimegah Sec Tbk                                                               34,298,000              702,984
            PT Tunas Ridean Tbk                                                               10,810,000              722,529
        *   PT Ultrajaya Milk Industry & Trading Co.                                          13,717,500              646,683
            PT Unggul Indah Corp. Tbk                                                            371,435               86,668
                                                                                                           -----------------
   TOTAL COMMON STOCKS
     (Cost $37,400,548)                                                                                            74,871,568
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Indonesia Rupiah                                                                                            1,057
                                                                                                           ------------------
   (Cost $1,131)
   TOTAL -- INDONESIA
     (Cost $37,401,679)                                                                                            74,872,625
                                                                                                           ------------------

   ISRAEL -- (5.7%)
   COMMON STOCKS -- (5.7%)
        *   Afcon Industries, Ltd.                                                                 2,102                7,984
            American Israeli Paper Mills, Ltd.                                                    13,563              761,052
        *   Ashtrom Properties, Ltd.                                                             171,400               66,135
        *   Azorim Investment Development & Construction Co., Ltd.                               299,403            2,410,217
            Bank Hapoalim, Ltd.                                                                3,775,700           11,007,262
            Bank Leumi Le-Israel                                                               4,836,950           11,358,181
            Bank of Jerusalem, Ltd.                                                               71,150               69,132
        *   Baran Group, Ltd.                                                                     94,200              695,272
            Blue Square Chain Stores Properties & Investments, Ltd.                               33,400              300,870
            CLAL Industries, Ltd.                                                                773,796            3,445,597
            Delta Galil Industries, Ltd.                                                          78,554              731,987
        *   Discount Mortgage Bank, Ltd.                                                           3,611              345,936
        *   Elbit Medical Imaging                                                                192,747            1,829,891
            Elco Industries (1975)                                                                11,441               44,073
            Electra Consumer                                                                      23,400              174,970
        *   Electrochemical Industries (1952), Ltd.                                               48,800                1,724
        *   Elron Electronic Industries, Ltd.                                                    202,296            2,902,441
        *   Feuchtwanger Investments 1984, Ltd.                                                   10,500                6,035
        *   First International Bank of Israel                                                   294,660            1,720,855
        *   First International Bank of Israel, Ltd.                                             434,800              535,200
        *   Formula Systems (1985), Ltd.                                                          93,700            1,428,953
        *   Formula Vision Technologies, Ltd.                                                      1,953                1,609
        *   Global Trade Centre Real Estate                                                        3,052                3,276
        *   Granite Hacarmel Investments, Ltd.                                                   142,500              211,647
            IDB Development Corp., Ltd. Series A                                                  87,522            2,281,454
            Industrial Building Corp., Ltd.                                                      408,034              452,300
            Investec Bank, Ltd.                                                                    4,400              143,475
            Israel Cold Storage & Supply Co., Ltd.                                                 7,000               30,197
        *   Israel Corp. Series A                                                                  4,000              792,648

        *   Israel Land Development Co., Ltd.                                                    234,969              625,978
            Israel Petrochemical Enterprises, Ltd.                                               253,817            1,815,589
        *   Israel Steel Mills, Ltd.                                                              97,000                  868
        *   Kardan Real Estate, Ltd.                                                               3,052                2,441
            Knafaim-Arkia Holdings, Ltd.                                                         117,857            1,556,266
        *   Koor Industries, Ltd.                                                                125,769            5,851,171
        *   Leader Holding & Investments, Ltd.                                                   113,800              150,949
        *   Liberty Properties, Ltd.                                                               3,457               23,602
            M.A.Industries, Ltd.                                                                 227,355            1,117,777
            Mehadrin, Ltd.                                                                        24,063              388,541
            Merhav-Ceramic & Building Materials Center, Ltd.                                      36,232               47,272
            Middle East Tube Co.                                                                  46,200               45,823
            Miloumor, Ltd.                                                                        26,800              110,323
        *   Minrav Holdings, Ltd.                                                                  2,000               77,903
        *   Nice Systems, Ltd.                                                                    50,930            1,442,344
        *   OCIF Investments and Development, Ltd.                                                 3,380               42,338
            Otzar Hashilton Hamekomi, Ltd.                                                         1,050               76,155
            Packer Plada, Ltd.                                                                     2,877              153,208
        *   Polgat Industries, Ltd. Series B                                                      21,900               53,889
            Property and Building Corp., Ltd.                                                      7,261              545,540
            Scitex Corp., Ltd.                                                                   365,565            1,652,295
        *   Shrem Fudim Kelner & Co., Ltd.                                                        28,100               77,364
        *   Super-Sol, Ltd. Series B                                                             688,337            1,613,360
        *   Team Computer & Systems, Ltd.                                                          7,900               84,766
        *   Union Bank of Israel, Ltd.                                                           373,011            1,256,518
            United Mizrahi Bank, Ltd.                                                          1,233,305            4,665,069
        *   Urdan Industries, Ltd.                                                               183,950               87,148
            Ytong Industries, Ltd.                                                               174,250              141,069
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $50,280,448)                                                                                            67,465,939
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Israel Shekel                                                                                               6,255
                                                                                                           ------------------
   (Cost $6,027)
   RIGHTS/WARRANTS -- (0.0%)
        *   Global Trade Centre Warrants 10/10/04                                                    183                    0
        *   GTC Warrants                                                                              91                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------
   TOTAL -- ISRAEL
     (Cost $50,286,475)                                                                                            67,472,194
                                                                                                           ------------------

   THAILAND -- (4.8%)
   COMMON STOCKS -- (4.8%)
        *   Adkinson Securities Public Co., Ltd. (Foreign)                                     1,753,500              351,501
        *   Advance Agro Public Co., Ltd. (Foreign)                                            1,587,830            1,017,323

            American Standard Sanitaryware (Thailand) Public Co. Ltd. (Foreign)                    4,150               28,011
            Bangkok Bank Public Co., Ltd.                                                        229,700              664,446
            Bangkok Expressway Public Co., Ltd. (Foreign)                                      4,575,300            2,890,763
            Bangkok Insurance Public Co., Ltd.                                                    20,800              120,335
        *   Bangkok Land Co., Ltd. (Foreign)                                                  15,770,403              276,112
        *   Bank of Ayudhya Public Co., Ltd. (Foreign)                                        12,702,400            4,061,158
            Banpu Public Co., Ltd. (Foreign)                                                   1,172,600            4,611,850
            Big C Supercenter Public Co., Ltd. (Foreign)                                       1,274,800              608,126
            Cal-Comp Electronics (Thailand) Public Co., Ltd.                                     344,500              305,950
            Capital Nomura Securities Public Co., Ltd. (Foreign)                                 370,100              657,371
            Central Plaza Hotel Public Co., Ltd. (Foreign)                                       723,000              339,394
            Charoen Pokphand Foods Public Co., Ltd. (Foreign)                                 15,460,340            1,388,724
            Delta Electronics (Thailand) Public Co., Ltd. (Foreign)                              801,300              339,551
        *   Eastern Star Real Estate Public Co., Ltd. (Foreign)                                1,690,100               24,444
            Eastern Water Resources Development & Management Public Co., Ltd. (Foreign)          859,080              697,553
        *   Finansa Public Co., Ltd.                                                              47,700               36,008
            Hana Microelectronics Public Co., Ltd.                                               935,000              465,009
            Hermraj Land & Development Public Co., Ltd.                                        2,199,700               56,932
            ICC International Public Co., Ltd.                                                 2,755,000            2,726,338
        *   Jasmine International Public Co., Ltd. (Foreign)                                   7,213,100              128,119
            Kang Yong Electric Public Co., Ltd. (Foreign)                                        236,200              389,571
        *   Kasikornbank PCL (Foreign)                                                         1,530,000            2,232,301
            KCE Electronics Public Co., Ltd. (Foreign)                                           120,000               23,750
            KGI Securities One Public Co., Ltd. (Foreign)                                      1,727,200              149,886
            Krung Thai Bank Public Co., Ltd. (Foreign)                                         7,702,100            1,758,916
        *   Krungthai Card Public Co., Ltd.                                                      170,800              101,847
            Laguna Resorts & Hotels Public Co., Ltd. (Foreign)                                   545,800              699,388
            Loxley Public Co., Ltd. (Foreign)                                                  1,347,600              121,732
            MBK Development Public Co., Ltd.                                                     226,700              277,551
        *   Millennium Steel Public Co., Ltd.                                                  2,811,400              149,808
            Modernform Group Public Co., Ltd. (Foreign)                                           46,000               40,561
            Muramoto Electronic (Thailand) Public Co., Ltd. (Foreign)                            134,300            1,070,038
        *   Nakornthai Strip Mill Public Co., Ltd.                                            10,058,100              464,495
            National Finance and Securities Public Co., Ltd. (Foreign)                         9,023,000            2,884,796
            National Petrochemical Public Co., Ltd. (Foreign)                                  2,010,600            5,356,838
        *   Natural Park Public Co., Ltd. (Foreign)                                            2,593,500               85,551
        *   Pacific Assets Public Co., Ltd. (Foreign)                                            380,000               46,283
        *   Padaeng Industry Public Co., Ltd. (Foreign)                                        1,600,800              487,430
            Quality Houses Public Co., Ltd. (Foreign)                                          6,835,400              211,601
            Regional Container Lines Public Co., Ltd.                                          6,950,000            5,334,623
            Saha Pathana Inter-Holding Public Co., Ltd.                                        3,316,000            1,169,561
            Saha Pathanapibul Public Co., Ltd. (Foreign)                                       1,367,000              383,287
            Saha-Union Public Co., Ltd. (Foreign)                                              3,025,300            1,381,766
            Sansiri Public Co., Ltd.                                                             562,300               46,799
            Shinawatra Satellite Public Co., Ltd. (Foreign)                                      282,200              126,743
            Siam Commercial Bank Public Co., Ltd. (Foreign)                                    1,137,800            1,457,978
            Siam Food Products Public Co., Ltd. (Foreign)                                         97,100              192,180
            Siam Industrial Credit Public Co., Ltd.                                            4,055,050              632,798
            Siam Makro Public Co., Ltd. (Foreign)                                                 77,200               99,904
        *   Standard Chartered Nakornthon Bank Public Co., Ltd. (Foreign)                            839               70,254

            Supalai (Forign)                                                                     456,500               32,665
            Thai Plastic & Chemicals Public Co., Ltd. (Foreign)                                  290,000              145,699
            Thai Rayon Public Co., Ltd.                                                           16,500              145,699
            Thai Rung Union Car Public Co., Ltd. (Foreign)                                     5,386,250            1,530,728
        *   Tipco Asphalt Public Co., Ltd. (Foreign)                                              43,600               26,552
        *   TPI Polene Public Co., Ltd. (Foreign)                                              3,890,162            2,739,203
        *   Tuntex (Thailand) Public Co., Ltd. (Foreign)                                       1,987,600               96,833
        *   Tycoons Worldwide Group Public Co., Ltd.                                             703,300              215,933
        *   United Communication Industry Public Co., Ltd. (Foreign)                             864,400            1,469,546
        *   Vinythai Public Co., Ltd. (Foreign)                                                1,988,317              585,244
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $29,044,407)                                                                                            56,231,356
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   Bangkok Land (Foreign) Warrants 2006                                               3,987,330                    0
        *   Eastern Water Resources Develpoment & Management Public Co., Ltd. (Foreign)
            Warrants 11/02/04                                                                    229,088                    0
        *   Modernform Group Public Co., Ltd. Warrants 11/30/07                                    4,600                    0
                                                                                                           ------------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                              0
                                                                                                           ------------------
   TOTAL -- THAILAND
     (Cost $29,044,407)                                                                                            56,231,356
                                                                                                           ------------------

   HUNGARY -- (3.1%)
   COMMON STOCKS -- (3.1%)
        *   Danubius Hotel & Spa RT                                                              172,246            5,047,225
            Egis RT                                                                               80,537            4,674,703
        *   Fotex First Hungarian-American Photo Service Co.                                   2,356,737            1,827,776
        *   Globus Konzervipari RT                                                               349,690            1,141,126
            Magyar Olay-Es Gazipari RT                                                           183,209           12,377,521
        *   Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)                                   100,770              520,419
        *   North American Business Industries RT                                                121,832              291,234
        *   Pannonplast P.L.C.                                                                   138,882              918,067
        *   Raba Hungarian Railway Carriage & Machine Works                                      482,083            1,673,538
        *   Synergon Information Systems Ltd., Budapest                                          247,161              445,783
        *   Tiszai Vegyi Kombinat RT                                                             253,242            7,190,453
                                                                                                           ------------------
   TOTAL -- HUNGARY
     (Cost $23,732,647)                                                                                            36,107,845
                                                                                                           ------------------

   CHILE -- (3.0%)
   COMMON STOCKS -- (3.0%)
            Banco de Credito e Inversiones SA Series A                                            54,733            1,181,656
            Banmedica SA                                                                         347,000              224,156
            CAP SA (Compania de Aceros del Pacifico)                                             199,310            1,717,810
            Cementos Bio-Bio S.A.                                                                 62,327              156,811

            Cervecerias Unidas SA                                                                143,000              724,420
            Consumidores de Gas de Santiago SA                                                   103,000              548,049
            COPEC (Cia de Petroleos de Chile)                                                    947,488            7,489,705
            Cristalerias de Chile SA                                                              14,500              149,745
            CTI SA (Cia Tecno Industrial)                                                      4,900,000              101,707
            Empresa Nacional de Electricidad SA                                                2,479,503            1,374,106
            Empresa Nacional de Telecomunicaciones SA                                             86,880              635,077
            Empresas CMPC SA                                                                     286,547            6,575,602
        *   Empresas Iansa SA                                                                  4,994,997              241,152
        *   Enersis SA                                                                        11,284,592            1,699,643
            Industrias Forestales Inforsa SA                                                   2,387,597              572,293
            Inversiones Frimetal SA                                                            4,900,000                    0
        *   Madeco Manufacturera de Cobre SA                                                   1,450,969              148,735
            Maderas y Sinteticos SA                                                            1,414,095              901,463
            Minera Valparaiso SA                                                                   7,500               97,535
            Parque Arauco S.A.                                                                   543,207              280,722
            Sociedad Industrial Pizarreno SA                                                      63,000              155,827
            Sociedad Quimica y Minera de Chile SA Series A                                        43,364              261,695
            Sociedad Quimica y Minera de Chile SA Series B                                       945,090            5,751,674
            Soquimic Comercial SA                                                                150,000               73,948
            Sud Americana de Vapores SA                                                          410,000              944,411
            Telecomunicaciones de Chile SA Series A                                              477,600            1,274,683
            Telecomunicaciones de Chile SA Series B                                              372,166              917,366
            Vina de Concha y Toro SA                                                             350,000              520,600
            Vina San Pedro SA                                                                  4,500,000               48,959
            Vina Sta Carolina SA Series A                                                        163,489              110,336
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,296,477)                                                                                            34,879,886
                                                                                                           ------------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Chilean Pesos                                                                                              22,521
                                                                                                           ------------------
   (Cost $22,286)
   TOTAL -- CHILE
     (Cost $19,318,763)                                                                                            34,902,407
                                                                                                           ------------------

   POLAND -- (2.7%)
   COMMON STOCKS -- (2.7%)
        *   Amica Wronki SA                                                                      174,355            1,938,420
        *   Bank Ochrony Srodowiska SA                                                             4,447               66,451
            Bank Przemyslowo Handlowy Pbk                                                          9,050            1,293,510
            Bank Zackodni Wbk SA                                                                  31,975              886,867
        *   Big Bank Gdanski SA                                                                2,628,365            2,613,046
        *   Budimex SA                                                                            74,631            1,011,471
            Debica SA                                                                             13,100              416,588
        *   Huta Ferrum SA                                                                         4,233               11,162
        *   Impexmetal SA                                                                        241,068            3,824,727
        *   Kredyt Bank SA                                                                       959,329            2,591,723
            Lentex SA                                                                            104,119              827,453
        *   Mostostal Export SA                                                                  654,595              287,661

        *   Mostostal Warszawa SA                                                                183,300              354,655
        *   Mostostal Zabrze Holding SA                                                          140,376               33,489
        *   Netia Holdings SA                                                                    778,057            1,088,115
            Orbis SA                                                                             561,018            4,264,844
            Polifarb Cieszyn Wroclaw SA                                                          929,467            2,274,921
            Polski Koncern Naftowy Orlen S.A.                                                    402,322            4,782,623
            Przedsiebiorstwo Farmaceutyczne JELFA SA                                             139,333            2,356,191
        *   Raciborska Fabryka Kotlow SA                                                         291,972            1,210,917
        *   Stalexport SA                                                                        117,513               99,720
        *   Ster-Projekt SA                                                                       10,577               20,490
                                                                                                           ------------------
   TOTAL -- POLAND
     (Cost $23,766,828)                                                                                            32,255,044
                                                                                                           ------------------

   ARGENTINA -- (2.2%)
   COMMON STOCKS -- (2.2%)
        *   Acindar Industria Argentina de Aceros SA Series B                                  2,261,067            3,224,294
        *   Alpargatas SA Industrial y Comercial                                                   6,363                3,011
            Banco del Sud Sociedad Anonima Series B                                              310,563              335,897
        *   Banco Frances del Rio de la Plata SA                                                 353,379              668,860
        *   Banco Suquia SA                                                                      327,868               52,242
        *   Capex SA Series A                                                                    131,575              199,062
        *   Celulosa Argentina SA Series B                                                        10,843                9,040
        *   Central Costanera SA Series B                                                        261,000              329,340
        *   Central Puerto SA Series B                                                           161,000               82,921
            Cresud SA Comercial Industrial Financiera y Agropecuaria                             535,252              749,489
            DYCASA SA (Dragados y Construcciones Argentina) Series B                              55,000               44,261
        *   Garovaglio y Zorraquin SA                                                             65,800                9,002
        *   Grupo Financiero Galicia SA Series B                                               2,067,935            1,431,175
        *   IRSA Inversiones y Representaciones SA                                             1,257,197            1,214,065
        *   Juan Minetti SA                                                                      806,693              877,693
            Ledesma S.A.A.I.                                                                     885,405              547,218
        *   Metrogas SA Series B                                                                 176,000               64,019
        *   Molinos Rio de la Plata SA Series B                                                  541,214              740,415
        *   Polledo SA Industrial y Constructora y Financiera                                     50,000                8,369
        *   Renault Argentina SA                                                               2,501,957              491,278
            Siderar SAIC Series A                                                                645,512            3,896,037
        *   Sol Petroleo SA                                                                      173,000               26,730
            Solvay Indupa S.A.I.C.                                                             1,334,322            1,374,447
        *   Telecom Argentina Stet-France SA Series B                                            476,600              972,659
            Tenaris SA                                                                         1,660,259            7,936,331
        *   Transportadora de Gas del Sur SA Series B                                            660,500              644,218
                                                                                                           ------------------
   TOTAL COMMON STOCKS
     (Cost $19,009,343)                                                                                            25,932,073
                                                                                                           ------------------
   RIGHTS/WARRANTS -- (0.0%)
        *   BBVA Banco Frances Rights 11/17/04                                                   237,500               52,751
                                                                                                           ------------------
   (Cost $0)

   INVESTMENT IN CURRENCY -- (0.0%)
        *   Argentine Peso                                                                                              3,417
                                                                                                           ------------------
   (Cost $3,426)
   TOTAL -- ARGENTINA
     (Cost $19,012,769)                                                                                            25,988,241
                                                                                                           ------------------

   PHILIPPINES -- (2.2%)
   COMMON STOCKS -- (2.2%)
            Aboitiz Equity Ventures, Inc.                                                      5,782,000              334,134
            Alaska Milk Corp.                                                                  7,953,000              417,586
        *   Alsons Consolidated Resources, Inc.                                               16,904,000               96,251
            Bacnotan Consolidated Industries, Inc.                                             1,696,970              479,349
        *   Belle Corp.                                                                       30,800,000              328,624
        *   Cebu Holdings, Inc.                                                                7,763,250               69,353
        *   Digital Telecommunications (Philippines), Inc.                                   131,630,000            4,440,325
        *   Equitable PCI Bank, Inc.                                                           2,841,900            2,606,839
        *   Fil-Estate Land, Inc.                                                              3,196,340               28,360
        *   Filinvest Development Corp.                                                        5,283,500               92,601
        *   Filinvest Land, Inc.                                                             151,904,100            2,915,224
        *   Filipina Water Bottling Corp.                                                      5,471,786                    0
        *   First E-Bank Corp.                                                                   409,000                8,102
            Keppel Philippines Marine, Inc.                                                    9,725,165               58,836
        *   Kuok Philippine Properties, Inc.                                                   4,300,000               15,376
        *   Megaworld Properties & Holdings, Inc.                                            179,870,000            4,022,193
            Metro Bank and Trust Co.                                                             349,020              180,253
        *   Mondragon International Philippines, Inc.                                          2,464,000                5,480
            Petron Corp.                                                                      15,160,000              889,677
        *   Philippine National Bank                                                           3,619,900            1,464,313
        *   Philippine National Construction Corp.                                               398,900               26,262
        *   Philippine Realty & Holdings Corp.                                                20,930,000               89,381
            Philippine Savings Bank                                                            1,095,390              555,491
        *   Prime Orion Philippines, Inc.                                                     14,400,000               43,308
        *   RFM Corp.                                                                          2,488,200               30,665
            Robinson's Land Corp. Series B                                                    16,019,000              701,332
            Security Bank Corp.                                                                2,713,200            1,305,478
            SM Development Corp.                                                              21,996,400              562,189
        *   Solid Group, Inc.                                                                 19,668,000              139,424
            Soriano (A.) Corp.                                                                20,195,000              567,058
            Union Bank of the Philippines                                                        547,400              223,935
            Universal Robina Corp.                                                            16,140,300            2,868,555
        *   Urban Bank, Inc.                                                                      14,950                  122
                                                                                                           ------------------
   TOTAL -- PHILIPPINES
     (Cost $28,352,716)                                                                                            25,566,076
                                                                                                           ------------------

   CZECH REPUBLIC -- (0.8%)
   COMMON STOCKS -- (0.8%)
            Ceske Telecom A.S.                                                                   185,201            2,772,440

            CEZ A.S.                                                                             491,462            7,088,714
                                                                                                           ------------------
   TOTAL -- CZECH REPUBLIC
     (Cost $7,263,981)                                                                                              9,861,154
                                                                                                           ------------------

                                                                                                                 VALUE+
                                                                                                           ------------------
   EMU -- (0.0%)
   INVESTMENT IN CURRENCY -- (0.0%)
        *   Euro Currency                                                                                                 549
                                                                                                           ------------------
   (Cost $372)

                                                                                               FACE
                                                                                               AMOUNT            VALUE+
                                                                                            ------------   ------------------
                                                                                                (000)
   TEMPORARY CASH INVESTMENTS -- (0.6%)
            Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
            (Collateralized by $6,920,000 FNMA Notes 2.95%, 11/14/07, valued at
            $6,929,709) to be repurchased at $6,834,357                                            6,834            6,834,000
                                                                                                           ------------------
   (Cost $6,834,000)
TOTAL INVESTMENTS - (100.0%)
  (Cost $742,067,139)                                                                                      $    1,178,009,783
                                                                                                           ------------------

----------
+      Securities have been fair valued. See Note B to Financial Statements.
*      Non-Income Producing Securities.

                 See accompanying Notes to Financial Statements.

                  TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2004

                                                                                                 SHARES             VALUE+
                                                                                            ---------------     --------------
   UNITED KINGDOM -- (18.4%)
   COMMON STOCKS -- (18.40%)
             Aggregate Industries P.L.C.                                                            751,766     $    1,411,034
             Alliance & Leicester P.L.C.                                                             79,000          1,283,543
             Allied Domecq P.L.C.                                                                    80,900            798,088
             Amvescap P.L.C.                                                                        167,100          1,023,991
             Arriva P.L.C.                                                                          107,620          1,007,941
             Associated British Foods P.L.C.                                                        406,483          5,808,338
             Associated British Ports Holdings P.L.C.                                               187,900          1,688,167
             Aviva P.L.C.                                                                         1,192,289         13,196,186
             BAA P.L.C.                                                                             632,862          7,038,787
             BAE Systems P.L.C.                                                                   1,664,136          7,797,515
             Barratt Developments P.L.C.                                                            122,817          1,206,520
             BBA Group P.L.C.                                                                       260,385          1,440,333
             Bellway P.L.C.                                                                          57,000            775,789
             BG Group P.L.C.                                                                        558,000          3,872,738
             Bovis Homes Group P.L.C.                                                                66,000            636,085
             BPB P.L.C.                                                                              88,200            741,976
             Bradford & Bingley P.L.C.                                                               35,034            184,181
             Brambles Industries P.L.C.                                                             394,000          1,967,041
             Britannic P.L.C.                                                                       101,500            805,487
        *    British Airways P.L.C.                                                                 573,000          2,419,817
             British Land Co. P.L.C.                                                                284,254          4,446,623
             British Vita P.L.C.                                                                    115,600            591,919
             Brixton P.L.C.                                                                         139,200            859,026
             Cable and Wireless P.L.C.                                                               24,636             53,362
             Carnival P.L.C.                                                                         13,266            740,062
             Carphone Warehouse Group P.L.C.                                                        100,000            315,972
        *    Chorion P.L.C.                                                                              38                186
        *    Colt Telecom Group P.L.C.                                                              856,000            724,689
        *    Corus Group P.L.C.                                                                   2,532,150          2,659,324
             DeVere Group P.L.C.                                                                     27,633            231,483
        *    Dimension Data Holdings P.L.C.                                                         587,000            375,439
             Dixons Group P.L.C.                                                                    666,805          1,855,086
        *    Duelguide Units P.L.C.                                                                  11,933            122,672
        *    Easyjet P.L.C.                                                                         184,000            654,174
             Emap P.L.C.                                                                             51,000            778,575
             FKI P.L.C.                                                                             332,000            841,553
             Friends Provident P.L.C.                                                               912,000          2,669,475
             Galen Holdings P.L.C.                                                                   95,000          1,547,794
             GKN P.L.C.                                                                             350,004          1,507,304
             Great Universal Stores P.L.C.                                                          107,650          1,797,584
             Greene King P.L.C.                                                                      41,000            935,055

             Hammerson P.L.C.                                                                       157,600          2,399,025
             Hanson P.L.C.                                                                          389,879          3,122,598
             HBOS P.L.C.                                                                            184,851          2,587,327
        *    HHG P.L.C.                                                                             459,831            426,092
             Hilton Group P.L.C.                                                                    934,865          4,615,478
             IMI P.L.C.                                                                              57,000            412,731
             Intercontinental Hotels Group P.L.C.                                                   402,508          5,119,435
        *    International Power P.L.C.                                                             810,635          2,348,662
             Johnson Matthey P.L.C.                                                                   5,321            102,988
             Kesa Electricals P.L.C.                                                                 85,791            443,245
             Kingfisher P.L.C.                                                                      837,051          4,606,177
             Land Securities Group P.L.C.                                                            25,621            629,011
             Liberty International P.L.C.                                                           177,700          3,009,378
             London Merchant Securities P.L.C.                                                      127,102            486,666
             Lonmin P.L.C.                                                                            4,357             77,499
             Marks & Spencer Group P.L.C.                                                           350,751          2,199,543
             Mersey Docks & Harbour Co. P.L.C.                                                       40,360            689,022
             MFI Furniture Group P.L.C.                                                              94,200            208,704
             Millennium and Copthorne Hotels P.L.C.                                                 148,065          1,021,790
             Mitchells & Butlers P.L.C.                                                             296,123          1,712,193
        *    MM02 P.L.C.                                                                          4,595,000         10,044,847
             Northern Foods P.L.C.                                                                   27,000             86,828
             Northern Rock P.L.C.                                                                    25,000            346,357
             Pearson P.L.C.                                                                         421,458          4,937,681
             Peninsular & Oriental Steam Navigation P.L.C.                                          406,011          2,336,901
             Persimmon P.L.C.                                                                       149,099          1,763,730
             Pilkington P.L.C.                                                                      772,588          1,581,647
        *    Pillar Property P.L.C.                                                                  48,357            651,594
             Quintain Estates & Development P.L.C.                                                   66,000            596,773
             RAC P.L.C.                                                                              50,498            588,683
             Rank Group P.L.C.                                                                      125,890            729,368
             Rio Tinto P.L.C.                                                                        18,664            545,357
             RMC Group P.L.C.                                                                       151,000          2,420,027
        *    Rolls Royce Group P.L.C.                                                               904,007          4,544,047
             Rolls Royce Group P.L.C.                                                            28,747,422             58,413
             Sabmiller P.L.C.                                                                       108,976          1,833,941
             Sainsbury (J.) P.L.C.                                                                  955,512          4,764,673
             Schroders P.L.C.                                                                       117,000          1,530,559
             Scottish & Newcastle P.L.C.                                                            486,337          3,985,283
             Scottish Power P.L.C.                                                                1,046,646          7,733,548
             Shire Pharmaceuticals Group P.L.C.                                                     252,000          2,525,885
             Signet Group P.L.C.                                                                     47,556             95,183
             Singer & Friedlander Group P.L.C.                                                       88,568            474,788
             Slough Estates P.L.C.                                                                  238,000          2,193,456
             Smith (David S.) Holdings P.L.C.                                                       220,800            628,593
             Smith (WH) P.L.C.                                                                      102,960            586,678
             Somerfield P.L.C.                                                                      283,000            825,756
             Stagecoach Group P.L.C.                                                                562,048          1,027,721
             Stanley Leisure P.L.C.                                                                  68,583            585,464
             Tate & Lyle P.L.C.                                                                     247,930          2,329,402
             Taylor Woodrow P.L.C.                                                                  329,527          1,462,312
        *    The Berkeley Group Holdings P.L.C.                                                      69,621          1,584,987

             The Big Food Group P.L.C.                                                              181,000            320,241
        *    Thus Group P.L.C.                                                                      693,187            189,116
             Trinity Mirror P.L.C.                                                                  166,578          1,983,214
             Urbium P.L.C.                                                                               23                224
             Vodafone Group P.L.C.                                                                4,643,500         12,612,821
             Westbury P.L.C.                                                                         58,674            429,326
             Whitbread P.L.C.                                                                       173,789          2,649,993
             Wilson Bowden P.L.C.                                                                    48,000            913,274
             Wimpey (George) P.L.C.                                                                 221,935          1,513,020
             Wolverhampton & Dudley Breweries P.L.C.                                                 37,368            653,607
             Woolworths Group P.L.C.                                                                764,448            650,336
             XANSA P.L.C.                                                                             2,938              5,195
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $139,801,721)                                                                                           202,349,327
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    British Pound Sterling                                                                                     88,050
                                                                                                                --------------
   (Cost $86,583)
   TOTAL -- UNITED KINGDOM
     (Cost $139,888,304)                                                                                           202,437,377
                                                                                                                --------------
   JAPAN -- (17.5%)
   COMMON STOCKS -- (17.5%)
             Acom Co., Ltd.                                                                          13,300            997,831
             Aichi Bank, Ltd.                                                                           400             31,137
        #    Aichi Steel Corp.                                                                       74,000            394,583
             AIOI Insurance Co., Ltd.                                                               239,700          1,057,927
             Aisin Seiki Co., Ltd.                                                                   91,600          1,968,590
             Akita Bank, Ltd.                                                                        57,000            223,472
             Alfresa Holdings Corp.                                                                   1,200             41,335
        #    Alpine Electronics, Inc.                                                                19,200            257,664
             Alps Electric Co., Ltd.                                                                 31,000            451,142
             Amada Co., Ltd.                                                                        126,000            634,269
             Amano Corp.                                                                              8,000             72,848
             Anritsu Corp.                                                                           47,000            343,396
             Aoyama Trading Co., Ltd.                                                                20,100            496,046
             Asahi Breweries, Ltd.                                                                  105,000          1,239,859
             Asahi Kasei Corp.                                                                      187,000            920,371
             Asatsu-Dk, Inc.                                                                         15,800            460,962
        *    Ashikaga Financial Group, Inc.                                                          90,000                876
             Autobacs Seven Co., Ltd.                                                                11,000            321,058
             Awa Bank, Ltd.                                                                          64,000            389,498
             Bank of Iwate, Ltd.                                                                      5,800            268,756
             Bank of Kyoto, Ltd.                                                                    101,000            844,744
             Bank of Nagoya, Ltd.                                                                    64,000            330,228
             Bosch Automotive Systems Corp.                                                          19,000             89,377
             Canon Sales Co., Inc.                                                                   22,000            315,039
             Casio Computer Co., Ltd.                                                                72,000            986,183
             Chiba Bank, Ltd.                                                                       268,000          1,701,025

             Chudenko Corp.                                                                          19,200            277,814
             Chugoku Bank, Ltd.                                                                      77,400            844,843
             Citizen Watch Co., Ltd.                                                                 82,000            742,189
             Coca-Cola West Japan Co., Ltd.                                                          24,700            614,832
             Comsys Holdings Corp.                                                                   46,000            395,201
             Cosmo Oil Co., Ltd.                                                                    235,000            682,132
             Dai Nippon Ink & Chemicals, Inc.                                                       229,000            517,510
             Dai Nippon Pharmaceutical Co., Ltd.                                                     50,000            480,867
             Dai Nippon Printing Co., Ltd.                                                          160,000          2,387,489
             Daicel Chemical Industries, Ltd.                                                       136,000            752,606
             Daido Steel Co., Ltd.                                                                  162,000            443,229
        *    Daiei, Inc.                                                                             48,500             96,377
             Daihatsu Motor Co., Ltd.                                                               166,000          1,275,419
             Dai-Ichi Pharmaceutical Co., Ltd.                                                       36,900            733,374
             Daimaru, Inc.                                                                           27,000            226,078
             Daio Paper Corp.                                                                        10,000             90,333
             Daishi Bank, Ltd.                                                                      120,000            457,967
             Daito Trust Construction Co., Ltd.                                                       8,100            365,936
             Daiwa House Industry Co., Ltd.                                                         202,200          2,169,947
             Daiwa Securities Co., Ltd.                                                              17,000            115,672
             Denki Kagaku Kogyo KK                                                                    4,000             12,942
             Ebara Corp.                                                                            111,000            493,853
             Eighteenth Bank, Ltd.                                                                    2,000              8,782
             Ezaki Glico Co., Ltd.                                                                   45,000            316,681
             Fuji Electric Co., Ltd.                                                                229,000            591,130
             Fuji Fire & Marine Insurance Co., Ltd.                                                 142,000            462,484
             Fuji Heavy Industries                                                                  248,000          1,145,436
             Fuji Oil Co., Ltd.                                                                      26,100            306,868
             Fuji Photo Film Co., Ltd.                                                              153,000          5,372,928
             Fuji Television Network, Inc.                                                               35             74,010
             Fujikura, Ltd.                                                                         122,000            546,927
             Fujitsu, Ltd.                                                                          127,000            795,631
             Fukui Bank, Ltd.                                                                        12,000             48,734
             Fukuoka Bank, Ltd.                                                                     201,000          1,273,237
             Fukuyama Transporting Co., Ltd.                                                        104,000            410,880
        *    Furukawa Electric Co., Ltd.                                                            196,000            967,738
             Futaba Corp.                                                                            10,000            234,340
             Futaba Industrial Co., Ltd.                                                             24,000            389,273
             Glory, Ltd.                                                                             23,500            367,501
             Gunma Bank, Ltd.                                                                       162,000            847,279
             Gunze, Ltd.                                                                             87,000            379,241
             Hachijuni Bank, Ltd.                                                                   173,000          1,141,175
        *    Hankyu Corp.                                                                           218,000            842,109
             Hankyu Department Stores, Inc.                                                          25,000            190,902
             Hanshin Electric Railway Co., Ltd.                                                     102,000            335,789
             Heiwa Corp.                                                                             34,600            517,733
             Higo Bank, Ltd.                                                                         91,000            573,661
             Hino Motors, Ltd.                                                                       22,000            145,712
             Hiroshima Bank, Ltd.                                                                   132,000            648,836
             Hitachi Cable, Ltd.                                                                    139,000            586,541
             Hitachi Construction Machinery Co., Ltd.                                                 3,000             37,106
             Hitachi High-Technologies Corp.                                                          9,000            124,776

             Hitachi Kokusai Electric, Inc.                                                          31,000            247,532
             Hitachi Maxell, Ltd.                                                                    37,100            503,645
             Hitachi Metals, Ltd.                                                                   109,000            618,133
             Hitachi Software Engineering Co., Ltd.                                                   1,700             34,960
             Hitachi Transport System, Ltd.                                                           4,000             33,628
             Hitachi, Ltd.                                                                          860,000          5,524,479
             Hokkoku Bank, Ltd.                                                                     108,000            479,258
             Hokuetsu Paper Mills, Ltd.                                                              61,000            330,164
             Hokugin Financial Group, Inc.                                                          394,000          1,012,779
             Hosiden Corp.                                                                              800              8,250
             House Foods Corp.                                                                       41,000            583,574
             Hyakugo Bank, Ltd.                                                                      80,000            457,450
             Hyakujishi Bank, Ltd.                                                                   85,000            499,343
        *    Ishikawajima-Harima Heavy Industries Co., Ltd.                                         398,000            541,521
       #*    Isuzu Motors, Ltd.                                                                      88,000            261,466
        *    Itochu Corp.                                                                           147,000            665,393
             Itoham Foods, Inc.                                                                      78,000            377,307
             Iyo Bank, Ltd.                                                                          99,000            722,390
             Japan Airport Terminal Co., Ltd.                                                        24,000            225,379
             JGC Corp.                                                                               10,000             85,698
             Joyo Bank, Ltd.                                                                        274,000          1,281,968
             Juroku Bank, Ltd.                                                                      127,000            546,059
             Kagoshima Bank, Ltd.                                                                    62,000            373,597
             Kajima Corp.                                                                            21,000             90,765
             Kamigumi Co., Ltd.                                                                     102,000            790,533
             Kandenko Co., Ltd.                                                                      63,000            333,717
             Kansai Paint Co., Ltd., Osaka                                                           57,000            343,750
             Kanto Auto Works, Ltd., Yokosuka                                                         2,200             25,320
             Katokichi Co., Ltd.                                                                     17,300            326,020
        #    Kawasaki Heavy Industries, Ltd.                                                        681,000          1,025,167
             Keiyo Bank, Ltd.                                                                        12,000             42,629
             Kikkoman Corp.                                                                          73,000            665,456
             Kinden Corp.                                                                            84,000            618,603
             Kirin Brewery Co., Ltd.                                                                220,000          2,106,665
             Kissei Pharmaceutical Co., Ltd.                                                         21,000            439,920
             Kiyo Bank, Ltd.                                                                         16,000             31,685
             Kobe Steel, Ltd.                                                                     1,389,000          2,113,714
             Koito Manufacturing Co., Ltd.                                                           48,000            395,848
             Kokuyo Co., Ltd.                                                                        48,000            550,783
             Komatsu, Ltd.                                                                          256,000          1,737,873
             Komori Corp.                                                                            27,000            372,570
             Konica Corp.                                                                            18,000            230,532
             Kubota Corp.                                                                           232,000          1,145,655
             Kuraray Co., Ltd.                                                                      121,000            995,778
             Kuraya Sanseido, Inc.                                                                   41,300            383,336
             Kureha Chemical Industry Co., Ltd.                                                      58,000            220,171
             KYORIN Pharmaceutical Co., Ltd.                                                         25,000            356,898
             Lintec Corp.                                                                             2,000             27,931
        #    Lion Corp.                                                                              66,000            366,469
             Makita Corp.                                                                            55,000            849,527
             Marubeni Corp.                                                                         458,000          1,296,204
             Marui Co., Ltd.                                                                        113,100          1,494,364

             Maruichi Steel Tube, Ltd.                                                               36,000            631,293
             Matsushita Electric Industrial Co., Ltd.                                               732,998         10,881,763
             Matsushita Electric Works, Ltd.                                                         71,000            607,633
        #    Mazda Motor Corp.                                                                       78,000            239,273
             Meiji Seika Kaisha, Ltd. Tokyo                                                         122,000            536,455
             Michinoku Bank, Ltd.                                                                    45,000            212,980
             Millea Holdings, Inc.                                                                      108          1,527,483
             Mitsubishi Gas Chemical Co., Inc.                                                      148,000            699,962
             Mitsubishi Heavy Industries, Ltd.                                                    1,069,000          3,059,197
             Mitsubishi Logistics Corp.                                                              51,000            473,862
             Mitsubishi Materials Corp.                                                             348,000            721,329
             Mitsubishi Rayon Co., Ltd.                                                              20,000             67,795
             Mitsubishi Securities Co., Ltd.                                                         59,000            630,711
             Mitsui Chemicals, Inc.                                                                 163,000            852,974
             Mitsui Engineering and Shipbuilding Co., Ltd.                                          407,000            678,537
             Mitsui Marine & Fire Insurance Co., Ltd.                                                94,000            826,205
             Mitsui Trust Holdings                                                                  226,000          1,717,815
             Mitsumi Electric Co., Ltd.                                                              21,700            239,604
             Mizuho Holdings, Inc.                                                                      238          1,032,992
             Mori Seiki Co., Ltd.                                                                    22,700            197,760
             Morinaga Milk Industry Co., Ltd.                                                        69,000            277,977
             Musashino Bank, Ltd.                                                                    10,000            400,030
             Nagase & Co., Ltd.                                                                      41,000            324,034
             Namco, Ltd.                                                                              7,600             93,292
             Nanto Bank, Ltd.                                                                        86,000            415,721
             NGK Insulators, Ltd.                                                                   113,000            937,451
             NGK Spark Plug Co., Ltd.                                                                70,000            681,278
             NHK Spring Co., Ltd.                                                                    16,000            105,552
             Nichicon Corp.                                                                          30,200            373,732
             Nichirei Corp.                                                                          65,000            242,242
             Nifco, Inc.                                                                             17,000            260,821
             Nihon Unisys, Ltd.                                                                      32,700            303,497
             Nippon Broadcasting System, Inc.                                                        10,060            475,654
             Nippon Electric Glass Co., Ltd.                                                         38,000            985,365
             Nippon Kayaku Co., Ltd.                                                                 68,000            371,537
             Nippon Meat Packers, Inc., Osaka                                                        70,000            904,544
             Nippon Mining Holdings, Inc.                                                           181,500            905,467
             Nippon Mitsubishi Oil Corp.                                                            479,800          3,148,887
             Nippon Paint Co., Ltd.                                                                  84,000            337,368
             Nippon Sanso Corp.                                                                      18,000             99,942
             Nippon Sheet Glass Co., Ltd.                                                           165,000            634,306
        *    Nippon Shinpan Co., Ltd.                                                                90,000            318,276
             Nippon Shokubai Co., Ltd.                                                               58,000            476,115
             Nippon Steel Corp.                                                                     353,000            868,325
             Nippon Suisan Kaisha, Ltd.                                                              16,000             52,176
             Nippon Television Network Corp.                                                          8,040          1,162,219
             Nipponkoa Insurance Co., Ltd.                                                           53,000            319,559
             Nishimatsu Construction Co., Ltd.                                                      103,000            323,022
             Nishi-Nippon Bank, Ltd.                                                                145,400            627,096
             Nissay Dowa General Insurance Co., Ltd.                                                125,000            582,996
             Nisshin Seifun Group, Inc.                                                              72,000            789,157
             Nisshin Steel Co., Ltd.                                                                305,000            726,838

             Nisshinbo Industries, Inc.                                                              80,000            546,794
        *    Nissho Iwai-Nichmen Holdings Corp.                                                      65,500            275,218
             NOK Corp.                                                                                2,000             57,850
             Noritsu Koki Co., Ltd.                                                                   3,000             61,809
             Noritz Corp.                                                                             1,000             14,571
             NSK, Ltd.                                                                              159,000            738,320
             NTN Corp.                                                                              123,000            681,485
             Obayashi Corp.                                                                         192,000          1,191,123
             Oji Paper Co., Ltd.                                                                    120,000            682,822
             Okumura Corp.                                                                           85,000            468,257
             Omron Corp.                                                                             17,000            387,764
             Onward Kashiyama Co., Ltd.                                                              84,000          1,140,588
             PanaHome Corp.                                                                          50,000            256,519
             Pioneer Electronic Corp.                                                                11,200            209,403
             Q.P. Corp.                                                                              47,700            418,039
             Rengo Co., Ltd.                                                                         70,000            320,817
        *    Resona Holdings, Inc.                                                                  267,250            471,986
             Rinnai Corp.                                                                            16,100            405,753
             Sakata Seed Corp.                                                                        5,000             60,800
             San In Godo Bank, Ltd.                                                                  53,000            425,051
             Sankyo Co., Ltd.                                                                        40,000            782,274
             Santen Pharmaceutical Co., Ltd.                                                         18,500            360,196
             Sanwa Shutter Corp.                                                                     48,000            267,860
             Sanyo Electric Co., Ltd.                                                               112,000            367,812
             Sanyo Shinpan Finance Co., Ltd.                                                         14,000            900,760
             Sapporo Breweries, Ltd.                                                                166,000            716,799
             Sapporo Hokuyo Holdings, Inc.                                                              112            782,971
             Seino Transportation Co., Ltd.                                                          65,000            590,027
             Sekisui Chemical Co., Ltd.                                                             171,000          1,119,630
             Sekisui House, Ltd.                                                                    224,000          2,467,862
             Seventy-seven (77) Bank, Ltd.                                                          117,000            761,201
             SFCG Co., Ltd.                                                                           4,240          1,043,599
             Shiga Bank, Ltd.                                                                        93,000            507,603
             Shikoku Bank, Ltd.                                                                      52,000            298,171
             Shima Seiki Manufacturing Co., Ltd.                                                      2,000             65,819
             Shimachu Co., Ltd.                                                                      19,100            453,137
             Shimadzu Corp.                                                                          39,000            218,575
             Shinko Securities Co., Ltd.                                                            397,000          1,197,902
             Shizuoka Bank, Ltd.                                                                    237,000          2,081,873
             Showa Denko KK                                                                          78,000            189,774
             Showa Shell Sekiyu KK                                                                   55,000            494,498
             Stanley Electric Co., Ltd.                                                               7,000            112,927
             Sumitomo Bakelite Co., Ltd.                                                             23,000            133,634
             Sumitomo Corp.                                                                         205,000          1,725,400
             Sumitomo Electric Industries, Ltd.                                                     237,000          2,477,769
             Sumitomo Forestry Co., Ltd.                                                             50,000            437,905
             Sumitomo Metal Industries, Ltd. Osaka                                                  441,000            586,280
             Sumitomo Metal Mining Co., Ltd.                                                        119,000            889,671
             Sumitomo Mitsui Financial Group, Inc.                                                       43            303,791
             Sumitomo Osaka Cement Co., Ltd.                                                        135,000            296,916
             Sumitomo Rubber                                                                        118,000            992,950
             Suzuken Co., Ltd.                                                                       22,200            521,818

             Suzuki Motor Corp.                                                                      27,000            486,847
             Taiheiyo Cement Corp.                                                                  284,000            709,699
             Taisei Corp.                                                                           205,000            808,209
             Taiyo Yuden Co., Ltd.                                                                   34,000            345,633
             Takara Standard Co., Ltd.                                                               63,000            371,848
             Takashimaya Co., Ltd.                                                                  149,000          1,408,798
             Takefuji Corp.                                                                          45,210          2,945,751
             Tanabe Seiyaku Co., Ltd.                                                                13,000            124,366
             Teijin, Ltd.                                                                           294,000          1,260,839
             Teikoku Oil Co., Ltd.                                                                   91,000            493,945
             Toda Corp.                                                                             120,000            535,689
             Toho Bank, Ltd.                                                                         64,000            235,493
             Tokai Tokyo Securities Co., Ltd.                                                        81,000            230,024
             Tokuyama Corp.                                                                          95,000            542,955
             Tokyo Broadcasting System, Inc.                                                         57,000            902,274
        #    Tokyo Steel Manufacturing Co., Ltd.                                                     49,100            800,610
             Tokyo Style Co., Ltd.                                                                   50,000            558,896
             Tokyo Tatemono Co., Ltd.                                                                68,000            437,943
             Toppan Printing Co., Ltd.                                                              221,000          2,293,555
             Toray Industries, Inc.                                                                 291,000          1,278,360
             Toshiba TEC Corp.                                                                       88,000            391,256
             Tostem Inax Holding Corp.                                                               70,840          1,249,925
             Toto, Ltd.                                                                              99,000            882,513
             Toyo Ink Manufacturing Co., Ltd.                                                        82,000            289,947
             Toyo Seikan Kaisha, Ltd.                                                                73,000          1,189,845
             Toyo Suisan Kaisha, Ltd.                                                                32,000            412,860
             Toyobo Co., Ltd.                                                                        46,000            103,607
             Toyota Auto Body Co., Ltd.                                                              32,000            526,178
             Toyota Industries Corp.                                                                 83,600          1,921,789
             UFJ Tsubasa Securities Co. Ltd.                                                         40,000            170,026
             UNY Co., Ltd.                                                                           91,000            983,158
             Victor Co. of Japan, Ltd.                                                               37,000            254,581
             Wacoal Corp.                                                                            54,000            606,402
             Yamagata Bank, Ltd.                                                                     52,000            243,579
             Yamaguchi Bank, Ltd.                                                                    74,000            750,866
             Yamanashi Chuo Bank, Ltd.                                                               55,000            323,890
             Yamato Kogyo Co., Ltd.                                                                   2,000             26,872
             Yamazaki Baking Co., Ltd.                                                              107,000            968,281
             Yasuda Fire & Marine Insurance Co., Ltd.                                               243,840          2,331,449
             Yasuda Trust & Banking Co., Ltd.                                                       780,000          1,381,733
             Yokohama Rubber Co., Ltd.                                                              127,000            444,358
             York-Benimaru Co., Ltd.                                                                 12,000            331,035
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $145,802,371)                                                                                           193,368,478
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    Japanese Yen                                                                                               37,049
                                                                                                                --------------
   (Cost $37,068)
     TOTAL -- JAPAN
       (Cost $145,839,439)                                                                                         193,405,527
                                                                                                                --------------

   FRANCE -- (11.8%)
   COMMON STOCKS -- (11.8%)
             Accor SA                                                                                 7,550            321,707
             AGF (Assurances Generales de France SA)                                                 89,333          6,140,494
             Air France                                                                             125,452          2,375,458
             Air Liquide SA                                                                           2,553            434,650
             Arcelor SA                                                                              30,300            667,605
             AXA                                                                                    545,657         12,779,781
             BNP Paribas SA                                                                         198,485         13,800,888
             Bongrain SA                                                                              2,870            194,782
             Bouygues                                                                                 1,600             68,840
        *    Business Objects SA                                                                     25,873            604,025
        *    Cap Gemini SA                                                                           59,817          1,930,603
        *    Club Mediterranee SA                                                                     3,600            165,355
             Compagnie de Saint-Gobain                                                              109,754          6,244,192
             Compagnie Francaise d'Etudes et de Construction Technip SA                               6,139          1,028,129
             Credit Agricole SA                                                                      45,600          1,350,294
             Credit Industriel et Commercial                                                          3,760            889,233
             Dior (Christian) SA                                                                     17,000          1,069,689
             Eiffage SA                                                                               8,466            844,665
             Esso SA                                                                                  3,000            445,612
             Euler-Hermes SA                                                                          3,851            252,279
        *    Eurafrance                                                                               4,941            385,354
             Faurecia SA                                                                             14,460          1,081,470
             Fimalac SA                                                                              21,791            987,697
             France Telecom SA                                                                      276,260          8,664,266
             Gecina SA                                                                               24,540          2,318,455
             Generale des Establissements Michelin SA Series B                                       38,368          2,217,937
             Groupe Danone                                                                           10,600            945,904
             Havas SA                                                                               120,335            664,969
             Imerys SA                                                                               18,000          1,375,918
             LaFarge SA                                                                              42,261          3,969,805
             LaFarge SA Prime Fidelity                                                               12,295          1,156,098
             Lagardere S.C.A. SA                                                                     14,400          1,028,976
             L'Oreal                                                                                 10,550            763,057
             Nexans                                                                                   4,485            172,767
             Pernod-Ricard SA                                                                         7,875          1,177,427
             Peugeot SA                                                                              82,668          5,051,417
             Pinault Printemps Redoute SA                                                            44,918          4,667,492
             Rallye SA                                                                                5,000            240,309
             Remy Cointreau SA                                                                       27,450          1,016,042
             Renault SA                                                                              92,256          7,552,982
             Rexel SA                                                                                15,379            778,528
             SA Des Galeries Lafayette                                                                  829            186,505
             SA Fromageries Bel la Vache Qui Rit                                                        500             87,814
             Sagem SA                                                                                 4,545            418,571
             Schneider SA                                                                            52,440          3,645,983
        *    Scor SA                                                                                168,769            313,698
             SEB SA Prime Fidelite 2002                                                                 880             88,975
             SEB SA Prime Fidelity                                                                    1,430            145,391

             Societe BIC SA                                                                          19,397            943,018
             Societe des Ciments de Francais                                                         16,882          1,482,269
             Societe du Louvre SA                                                                       400             44,699
             Societe Generale d'Enterprise SA                                                         2,640            327,175
             Societe Generale Paris                                                                  46,221          4,463,809
             Sodexho Alliance SA                                                                     53,603          1,630,996
             Suez (ex Suez Lyonnaise des Eaux)                                                      181,750          4,273,174
             Thales SA                                                                                1,800             77,103
             Thomson Multimedia                                                                      75,626          1,816,467
        #    Unibail SA                                                                              13,011          1,851,229
             Valeo SA                                                                                33,059          1,308,928

             Vallourec (Usines a Tubes de Lorraine Escaut et Vallourec Reunies)                       1,660            229,521
             Veolia Environnement SA                                                                 40,500          1,276,484
        *    Vivendi Universal SA                                                                   251,818          7,420,699
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $97,123,993)                                                                                            129,857,659
                                                                                                                --------------
   RIGHTS/WARRANTS -- (0.0%)
        *    Air France Warrants 11/06/07                                                            10,700             11,945
        *    Rallye SA Series B Warrants 11/30/05                                                     5,000                661
                                                                                                                --------------
   TOTAL RIGHTS/WARRANTS
     (Cost $15,851)                                                                                                     12,606
                                                                                                                --------------
   TOTAL - FRANCE
     (Cost $97,139,844)                                                                                            129,870,265
                                                                                                                --------------
   GERMANY -- (8.2%)
   COMMON STOCKS -- (8.2%)
             Aachener und Muenchener Beteiligungs AG                                                 27,667          2,090,842
             Aareal Bank AG                                                                           9,500            290,428
             Allianz AG                                                                              16,244          2,030,798
             Altana AG                                                                                1,800             98,323
             Audi AG                                                                                  1,000            285,919
             Axel Springer Verlag AG                                                                  1,100            130,249
             BASF AG                                                                                 50,700          3,423,015
             Bayer AG                                                                               153,371          4,866,773
             Bayerische Motorenwerke AG                                                               2,600            110,198
        *    Bayerische Vereinsbank AG                                                              228,793          5,100,805
             BHW Holding AG                                                                           7,300             98,800
             Bilfinger & Berger Bau AG                                                                9,900            370,883
        *    Commerzbank AG                                                                         202,794          4,053,959
             Continental AG                                                                          25,400          1,550,398
             DaimlerChrysler AG                                                                     307,506         13,761,781
             Deutsche Bank AG                                                                       148,162         12,548,579
        *    Deutsche Lufthansa AG                                                                  128,822          1,826,392
        *    Dyckerhoff AG DM50                                                                       1,000             41,478
             E.ON AG                                                                                 86,960          7,322,956
             Fraport AG                                                                              30,003          1,168,888

             Gehe AG                                                                                  2,100            160,855
             Hannover Rueckversicherungs AG                                                          12,636            456,506
        *    Heidelberger Druckmaschinen AG                                                          35,484          1,212,954
             Heidelberger Zement AG                                                                  42,810          2,429,369
             Hochtief AG                                                                             24,431            725,580
             Hoechst AG                                                                               9,600            725,446
        *    Hypo Real Estate Holding AG                                                             12,025            465,701
        *    Infineon Technologies AG                                                               224,515          2,477,249
             IVG Immobilien AG                                                                        2,300             34,997
        #    Karstadt Quelle AG                                                                      49,433            507,797
        *    Koelnische Rueckversicherungs                                                               80              8,513
             Linde AG                                                                                25,045          1,538,813
             MAN AG                                                                                  21,800            828,108
             Merck KGAA                                                                              14,998            863,597
        *    MG Technologies AG                                                                      76,688            905,715
             Munchener Rueckversicherungs-Gesellschaft AG                                            30,142          3,421,345
             Preussag AG                                                                             66,594          1,484,414
             Rwe AG (NEU) Series A                                                                    1,750             93,038
             Suedzucker AG                                                                           27,929            564,212
             ThyssenKrupp AG                                                                        216,048          4,694,433
             Volkswagen AG                                                                          115,683          5,204,164
        *    WCM Beteiligungs AG                                                                     18,943             32,989
             Wuestenrot & Wuerttemberg AG                                                             2,500             49,563
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $75,390,592)                                                                                             90,056,822
                                                                                                                --------------
   RIGHTS/WARRANTS -- (0.0%)
        *    Karstadt Quelle AG Rights 12/09/04                                                      49,433            117,601
                                                                                                                --------------
   (Cost $179,409)
   TOTAL -- GERMANY
     (Cost $75,570,001)                                                                                             90,174,423
                                                                                                                --------------
   SWITZERLAND -- (6.8%)
   COMMON STOCKS -- (6.8%)
        *    ABB, Ltd.                                                                              108,800            672,740
             Banque Cantonale Vaudoise                                                                4,955            764,875
             Berner Kantonalbank                                                                      8,700          1,236,429
        *    Ciba Spezialitaetenchemie Holding AG                                                    47,300          3,423,269
             Cie Financiere Richemont AG Series A                                                   393,600         11,978,910
             Clariant AG                                                                             55,300            860,807
             Converium Holding AG                                                                     4,200             37,895
        *    Credit Swisse Group                                                                    148,330          5,790,688
             Ems-Chemie Holding AG                                                                   10,050            891,106
             Givaudan SA                                                                              7,680          5,076,297
             Helvetia Patria Holding                                                                  4,457            621,211
             Holcim, Ltd.                                                                           120,362          6,893,204
             Jelmoli Holding AG                                                                          40             55,218
             Julius Baer Holding AG                                                                     787            232,451
             Kuoni Reisen Holding AG                                                                    490            207,952

             Lonza Group AG                                                                           9,000            486,502
             Luzerner Kantonalbank AG                                                                 4,000            733,381
             PSP Swiss Property AG                                                                   30,000          1,281,480
             Rieters Holdings AG                                                                      5,340          1,551,944
        *    Saurer AG                                                                                1,500             89,418
             Schindler Holding AG                                                                       750            278,354
             Sig Holding AG                                                                           6,375          1,436,754
        *    Sika Finanz AG, Baar                                                                     1,810          1,069,228
             Societe Generale de Surveillance Holding SA                                              2,300          1,535,793
             St. Galler Kantonalbank                                                                  4,902          1,202,474
             Swatch Group AG                                                                         11,500          1,583,785
        *    Swiss Life AG                                                                           34,000          4,465,863
             Swiss Reinsurance Co., Zurich                                                           49,956          3,336,875
        *    Syngenta AG                                                                             77,200          8,179,549
        *    Valiant Holding AG                                                                       9,300            844,049
             Valora Holding AG                                                                        4,120            998,538
        *    Zurich Financial SVCS AG                                                                43,900          6,754,795
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $53,162,507)                                                                                             74,571,834
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    Swiss Francs                                                                                              665,459
                                                                                                                --------------
   (Cost $651,704)

   RIGHTS/WARRANTS -- (0.0%)
        *    Helvetia Patria Holding Rights 12/07/04                                                  4,457             49,744
                                                                                                                --------------
   (Cost $0)
   TOTAL -- SWITZERLAND
     (Cost $53,814,211)                                                                                             75,287,037
                                                                                                                --------------
   AUSTRALIA -- (5.7%)
   COMMON STOCKS -- (5.7%)
             Amcor, Ltd.                                                                            378,014          2,166,688
             AMP, Ltd.                                                                              560,361          2,976,324
             Ansell, Ltd.                                                                           102,749            728,313
             APN News & Media, Ltd.                                                                 173,411            668,986
             Australand Property Group                                                              324,633            456,798
             AWB, Ltd.                                                                              151,364            556,429
             AXA Asia Pacific Holdings, Ltd.                                                      1,183,515          3,660,622
             Bluescope Steel, Ltd.                                                                  413,911          2,689,022
             Boral, Ltd.                                                                            331,452          1,764,377
             Brambles Industries, Ltd.                                                              173,370            943,135
             Brickworks, Ltd.                                                                         2,258             20,059
             Caltex Australia, Ltd.                                                                 188,779          1,338,159
             Commonwealth Bank of Australia                                                         301,855          7,331,817
             CSR, Ltd.                                                                              559,868          1,113,101
             Downer Group, Ltd.                                                                     174,611            604,393
             Foster's Group, Ltd.                                                                    41,135            171,739
             Insurance Australiz Group, Ltd.                                                        503,718          2,271,184

             Lend Lease Corp., Ltd.                                                                 247,138          2,323,447
             Lion Nathan, Ltd.                                                                      361,743          2,223,011
             Mayne Group, Ltd.                                                                      339,111          1,116,961
             Mirvac, Ltd.                                                                           357,328          1,305,604
             National Australia Bank, Ltd.                                                          227,429          4,944,647
             Onesteel, Ltd.                                                                         347,420            662,607
             Origin Energy, Ltd.                                                                    305,156          1,659,378
             Paperlinx, Ltd.                                                                        269,041            966,794
             Publishing and Broadcasting, Ltd.                                                      176,876          2,135,665
             Quantas Airways, Ltd.                                                                1,582,005          4,372,558
             Rinker Group, Ltd.                                                                     415,659          3,083,658
             Rio Tinto, Ltd.                                                                         42,885          1,300,965
             Santos, Ltd.                                                                           352,426          2,414,144
        #    Seven Network, Ltd.                                                                    130,150            633,005
        *    Southcorp, Ltd.                                                                        448,938          1,265,736
             Suncorp-Metway, Ltd.                                                                     5,504             73,363
             Telstra Corp., Ltd.                                                                     11,561             44,113
             WMC Resources, Ltd.                                                                    558,201          3,094,647
                                                                                                                --------------
   TOTAL -- AUSTRALIA
     (Cost $39,994,673)                                                                                             63,081,449
                                                                                                                --------------
   SPAIN -- (5.5%)
   COMMON STOCKS -- (5.5%)
             Acciona SA                                                                              22,208          1,742,534
             Acerinox SA                                                                            138,400          2,031,312
             Actividades de Construccion y Servicios SA                                              27,369            575,370
             Arcelor SA                                                                              25,464            562,007
             Autopistas Concesionaria Espanola SA                                                   120,001          2,491,416
             Banco de Andalucia                                                                       2,475            232,157
             Banco de Sabadell SA                                                                    92,200          2,070,045
             Banco Pastor SA                                                                          1,500             48,966
        *    Banco Santander Central Hispano SA                                                     715,100          8,522,693
        #    Banco Santander Central Hispanoamerica SA                                              650,766          7,806,674
             Cementos Portland SA                                                                    20,523          1,147,906
             Corporacion Mapfre Compania Internacional de Reaseguros SA                             107,303          1,506,411
             Ebro Puleva SA                                                                          85,295          1,098,183
             Endesa SA, Madrid                                                                      260,283          5,607,425
             Fomento de  Construcciones y Contratas SA                                               20,600            843,803
             Gas Natural SA, Buenos Aires                                                            19,200            549,610
             Grupo Ferrovial SA                                                                       2,300            111,057
             Iberia Lineas Aereas de Espana SA                                                      521,257          1,699,656
             Inmobiliaria Colonial SA ICSA                                                           27,400          1,054,849
             Inmobiliaria Urbis SA                                                                   65,963            907,355
             Metrovacesa SA                                                                          25,112          1,196,254
             Red Electrica de Espana SA                                                              24,600            476,682
             Repsol SA                                                                              567,226         13,821,251
             Sociedad General de Aguas de Barcelona SA                                              112,639          2,108,423
        #    Sol Melia SA                                                                           118,706          1,113,396
             Vallehermoso SA                                                                         58,015            887,950
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $41,409,287)                                                                                             60,213,385
                                                                                                                --------------

   RIGHTS/WARRANTS -- (0.0%)
         *   Sociedad General de Aguas de Barcelona SA Rights 12/15/04                              112,639             20,958
                                                                                                                --------------
   (Cost $0)
   TOTAL -- SPAIN
     (Cost $41,409,287)                                                                                             60,234,343
                                                                                                                --------------

   NETHERLANDS -- (4.5%)
   COMMON STOCKS -- (4.5%)
             ABN AMRO Holding NV                                                                    111,836          2,745,991
             Aegon NV                                                                               529,334          6,544,664
             AM NV                                                                                   26,184            238,088
             Buhrmann NV                                                                             38,273            341,912
             DSM NV                                                                                  51,732          3,115,949
             Hunter Douglas NV                                                                       21,936          1,105,763
             IHC Caland NV                                                                           11,144            681,531
             ING Groep NV                                                                           441,191         12,109,457
        *    Koninklijke Ahold NV                                                                   346,429          2,545,629
             Koninklijke KPN NV                                                                     599,000          5,196,749
             Koninklijke Nedlloyd NV                                                                 10,349            525,133
             Koninklijke Philips Electronics NV                                                     293,483          7,563,323
             Koninklijke Vopak NV                                                                    42,754            923,492
             Nutreco Holding NV                                                                       9,513            232,715
             NV Holdingsmij de Telegraaf                                                             21,800            518,904
             Oce NV                                                                                  68,471          1,023,589
             Univar NV                                                                               15,400            417,767
             Vedior NV                                                                               50,525            848,381
       #*    Versatel Telecom International NV                                                      110,500            293,695
             VNU NV                                                                                  97,929          2,954,644
                                                                                                                --------------
   TOTAL -- NETHERLANDS
     (Cost $43,977,712)                                                                                             49,927,376
                                                                                                                --------------
   ITALY -- (3.3%)
   COMMON STOCKS -- (3.3%)
        *    Alitalia Linee Aeree Italiane SpA Series A                                           2,140,000            734,285
             Banca Monte Dei Paschi di Siena SpA                                                    915,125          2,991,282
        *    Banca Nazionale del Lavoro SpA                                                       1,011,192          2,473,934
             Banca Popolare di Lodi Scarl                                                           171,100          1,910,091
             Banca Popolare di Milano                                                               379,940          3,091,449
             Benetton Group SpA                                                                      61,500            739,442
             Buzzi Unicem SpA                                                                       106,000          1,485,995
             Caltagirone Editore SpA                                                                121,001          1,028,642
             Capitalia SpA                                                                          492,295          1,931,342
             CIR SpA (Cie Industriale Riunite), Torino                                              625,000          1,567,400
        #    Compagnia Assicuratrice Unipol SpA                                                     300,630          1,330,518

       #*    E.Biscom SpA                                                                            12,000            722,937
        *    Edison SpA                                                                             155,856            320,095
             Erg SpA                                                                                124,000          1,380,139
        *    Fiat SpA                                                                               269,740          1,997,934
             IFIL Finanziaria Partecipazioni SpA                                                    367,850          1,420,575
             Intesabci SpA                                                                          524,600          2,321,179
             Italcementi SpA                                                                        154,040          2,329,622
             Italmobiliare SpA, Milano                                                               17,226            997,791
             Milano Assicurazioni SpA                                                               316,000          1,592,320
             Pirelli & Co. SpA                                                                    1,013,332          1,289,475
             SAI SpA (Sta Assicuratrice Industriale), Torino                                         57,183          1,390,976
             San Paolo-IMI SpA                                                                       55,055            755,685
        *    SNIA SpA                                                                                84,682             28,643
             Societe Cattolica di Assicurazoni Scarl SpA                                              4,400            193,724
        *    Sorin SpA                                                                              127,023            380,769
       #*    Tiscali SpA                                                                             73,000            295,702
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $28,485,173)                                                                                             36,701,946
                                                                                                                --------------
   PREFERRED STOCKS -- (0.0%)
        *    Fiat SpA                                                                                 3,000             14,931
                                                                                                                --------------
   (Cost $47,699)

   RIGHTS/WARRANTS -- (0.0%)
        *    Banca Nazionale del Lavoro SpA Rights 12/13/04                                              15                  2
        *    Fiat SpA Warrants 01/31/07                                                              17,880              2,844
                                                                                                                --------------
   TOTAL RIGHTS/WARRANTS
     (Cost $0)                                                                                                           2,846
                                                                                                                --------------
   TOTAL -- ITALY
     (Cost $28,532,872)                                                                                             36,719,723
                                                                                                                --------------
   SWEDEN -- (3.2%)
   COMMON STOCKS -- (3.2%)
        *    Ainax AB                                                                                12,438            493,509
        *    ASEA AB                                                                                 29,000            179,775
             Atlas Copco AB Series A                                                                 13,200            581,057
             Atlas Copco AB Series B                                                                  6,600            267,972
             Electrolux AB Series B                                                                  24,300            534,693
             Gambro AB Series A                                                                     145,400          1,884,333
             Gambro AB Series B                                                                      43,900            551,096
             Holmen AB Series B                                                                      42,700          1,491,317
        *    Invik and Co. AB Series B                                                               75,950            746,017
             NCC AB Series B                                                                         24,800            313,054
             Netcom AB Series B                                                                      14,900            585,546
             Nordic Baltic Holdings AB                                                              335,900          3,297,279
             Skandinaviska Enskilda Banken Series A                                                  80,800          1,537,884
             SSAB Swedish Steel Series A                                                             41,000            989,034
             SSAB Swedish Steel Series B                                                             12,600            298,500

             Svenska Cellulosa AB Series B                                                          107,500          4,479,898
             Svenska Kullagerfabriken AB Series A                                                     7,700            328,106
             Svenska Kullagerfabriken AB Series B                                                     9,900            420,760
             Telia AB                                                                               859,500          5,237,232
        *    Transcom Worldwide SA Series A                                                             385              1,638
        *    Transcom Worldwide SA Series B                                                             715              3,181
             Trelleborg AB Series B                                                                  40,800            675,509
             Volvo AB Series A                                                                       69,600          2,740,212
             Volvo AB Series B                                                                      143,500          5,848,793
             Whilborg Fastigheter AB Class B                                                         61,020          1,212,555
                                                                                                                --------------
   TOTAL -- SWEDEN
     (Cost $21,711,060)                                                                                             34,698,950
                                                                                                                --------------
   HONG KONG -- (2.7%)
   COMMON STOCKS -- (2.7%)
             Cheung Kong Holdings, Ltd.                                                             457,000          4,394,267
             China Overseas Land & Investment, Ltd.                                               1,670,000            396,780
        #    China Travel International Investment, Ltd.                                          1,316,000            396,962
             China Unicom, Ltd.                                                                     800,000            615,831
             Chinese Estates Holdings, Ltd.                                                         232,000            157,836
             Citic Pacific, Ltd.                                                                    109,000            308,020
             Great Eagle Holdings, Ltd.                                                              99,808            237,264
             Hang Lung Development Co., Ltd.                                                        560,000          1,049,975
             Henderson Land Development Co., Ltd.                                                   280,000          1,453,751
             Hong Kong and Shanghai Hotels, Ltd.                                                    190,500            178,628
             Hopewell Holdings, Ltd.                                                                352,000            912,483
             Hutchison Whampoa, Ltd.                                                                648,000          5,773,082
             Hysan Development Co., Ltd.                                                            465,605            944,913
             Kerry Properties, Ltd.                                                                 619,484          1,326,616
             MTR Corp., Ltd.                                                                        323,000            514,213
             New Asia Realty & Trust Co., Ltd.                                                      445,000            211,819
             New World Development Co., Ltd.                                                      1,365,642          1,532,306
             Shanghai Industrial Holdings, Ltd.                                                     291,000            586,125
        #    Shangri-La Asia, Ltd.                                                                1,086,063          1,389,049
             Shun Tak Holdings, Ltd.                                                                 46,000             46,638
             Sino Land Co., Ltd.                                                                  2,253,768          2,155,220
             Sung Hungkai Properties, Ltd.                                                            5,000             49,499
             Tsim Sha Tsui Properties, Ltd.                                                         255,000            357,379
             Wharf Holdings, Ltd.                                                                   770,600          2,740,523
             Wheelock and Co., Ltd.                                                               1,073,000          1,772,369
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $21,142,136)                                                                                             29,501,548
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    Hong Kong Dollars                                                                                          25,926
                                                                                                                --------------
   (Cost $25,937)

   RIGHTS/WARRANTS -- (0.0%)

        *    China Travel International Investment, Ltd. Warrants 05/31/06                          190,400             18,609
                                                                                                                --------------
   (Cost $0)
   TOTAL -- HONG KONG
     (Cost $21,168,073)                                                                                             29,546,083
                                                                                                                --------------
   FINLAND -- (1.9%)
   COMMON STOCKS -- (1.9%)
             Fortum Oyj                                                                             538,483          9,330,420
             Huhtamaki Van Leer Oyj                                                                  64,400            942,277
        *    Kemira GrowHow Oyj                                                                      15,049            110,004
             Kemira Oyj                                                                              70,823            980,280
        #    Kesko Oyj                                                                               71,100          1,653,509
             Metso Oyj                                                                               93,027          1,489,610
             M-real Oyj Series B                                                                    114,400            745,667
             Okobank Class A                                                                          8,400            116,781
             Outokumpu Oyj Series A                                                                 121,900          2,267,098
             Rautaruukki Oyj Series K                                                                16,100            194,266
             Stora Enso Oyj Series R                                                                 93,600          1,492,388
             Upm-Kymmene Oyj                                                                         71,700          1,617,171
             Wartsila Corp. Oyj Series B                                                              6,900            239,507
                                                                                                                --------------
   TOTAL -- FINLAND
     (Cost $9,647,216)                                                                                              21,178,978
                                                                                                                --------------
   IRELAND -- (1.7%)
   COMMON STOCKS -- (1.7%)
             Allied Irish Banks P.L.C.                                                              177,641          3,448,016
             Bank of Ireland P.L.C.                                                                  95,775          1,460,108
             CRH P.L.C.                                                                             265,371          6,692,568
             DCC P.L.C.                                                                               7,379            154,609
        *    Elan Corp. P.L.C.                                                                      168,361          4,386,329
             Independent News & Media P.L.C.                                                         35,273            104,569
             Irish Permanent P.L.C.                                                                 154,778          2,676,163
                                                                                                                --------------
   TOTAL -- IRELAND
     (Cost $11,779,449)                                                                                             18,922,362
                                                                                                                --------------
   BELGIUM -- (1.6%)
   COMMON STOCKS -- (1.6%)
             Ackermans & Van Haaren SA                                                                1,842             62,551
             AGFA-Gevaert NV, Mortsel                                                                31,600          1,011,164
             Algemene Mij Voor Nijverheidskredit Almanij                                             70,477          6,324,258
             Banque Nationale de Belgique                                                               160            677,392
             Bekaert SA                                                                               8,500            664,989
             Cie Martime Belge SA                                                                       404            117,070
             Cofinimmo SA                                                                               487             77,983

             Delhaize Freres & cie le Lion SA Molenbeek-Saint Jean                                   43,163          3,339,913
             Dexia SA                                                                                93,080          1,985,884
             D'Ieteren SA                                                                               304             57,535
             Solvay SA                                                                               10,900          1,205,003
             Tessenderlo Chemie                                                                       9,995            416,568
             Union Miniere SA                                                                        15,120          1,369,074
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $9,777,717)                                                                                              17,309,384
                                                                                                                --------------
   RIGHTS/WARRANTS -- (0.0%)
        *    Umicore-Strip VVPR Rights                                                                  720                 95
                                                                                                                --------------
   (Cost $0)
   TOTAL -- BELGIUM
     (Cost $9,777,717)                                                                                              17,309,479
                                                                                                                --------------
   DENMARK -- (1.3%)
   COMMON STOCKS -- (1.3%)
             Carlsberg A.S. Series B                                                                 19,087            890,592
             Codan A.S.                                                                              24,160          1,237,499
             Danisco A.S.                                                                            14,870            907,011
             Danske Bank A.S.                                                                       199,426          5,962,492
        *    Jyske Bank A.S.                                                                         21,400            768,670
             Koebenhavns Lufthavne                                                                      620            113,793
             Nordea AB                                                                               21,596            211,819
             Rockwool, Ltd.                                                                           6,150            296,128
             Sydbank A.S.                                                                             2,210            419,612
             Tele Danmark A.S.                                                                       86,930          3,563,913
        *    Topdanmark A.S.                                                                          3,830            289,249
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $10,278,082)                                                                                             14,660,778
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    Danish Krone                                                                                                1,878
                                                                                                                --------------
   (Cost $1,877)
     TOTAL -- DENMARK
       (Cost $10,279,959)                                                                                           14,662,656
                                                                                                                --------------
   NORWAY -- (1.1%)
   COMMON STOCKS -- (1.1%)
        *    Aker Kvaerner OGEP ASA                                                                  18,187            465,019
        *    Aker Yards AS                                                                           11,213            230,828
             Den Norske Bank ASA Series A                                                           100,600            949,423
             Norsk Hydro ASA                                                                         75,360          6,175,708
             Norske Skogindustrier ASA Series A                                                      90,300          1,921,100
             Odfjell ASA Series A                                                                     1,900            125,824
             Prosafe ASA                                                                              4,150            109,584

             Smedvig ASA Series A                                                                     5,400             81,391
             Storebrand ASA                                                                         173,400          1,544,025
             Wilhelmsen (Wilhelm), Ltd. ASA Series A                                                  7,150            162,407
        *    Yara International ASA                                                                   3,400             43,745
                                                                                                                --------------
     TOTAL -- NORWAY
       (Cost $8,931,005)                                                                                            11,809,054
                                                                                                                --------------
   SINGAPORE -- (0.9%)
   COMMON STOCKS -- (0.9%)
             Cycle & Carriage, Ltd.                                                                  14,000             84,503
             DBS Group Holdings, Ltd.                                                               119,000          1,147,018
             Fraser & Neave, Ltd.                                                                   154,710          1,377,340
             Haw Par Brothers International, Ltd.                                                     1,594              4,766
             Keppel Corp., Ltd.                                                                     471,000          2,311,273
             Keppel Land, Ltd.                                                                       67,000             84,620
             Neptune Orient Lines, Ltd.                                                             283,000            509,030
             Overseas Chinese Banking Corp., Ltd.                                                    53,000            433,416
             Sembcorp Industries, Ltd.                                                              355,000            314,290
             Singapore Airlines, Ltd.                                                               438,800          2,916,472
             Singapore Land, Ltd.                                                                   123,000            336,167
             United Overseas Bank, Ltd.                                                              46,000            381,857
             United Overseas Land, Ltd.                                                             231,000            327,538
                                                                                                                --------------
     TOTAL COMMON STOCKS
       (Cost $7,197,908)                                                                                            10,228,290
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    Singapore Dollars                                                                                          25,650
                                                                                                                --------------
   (Cost $25,563)
      TOTAL -- SINGAPORE
        (Cost $7,223,471)                                                                                           10,253,940
                                                                                                                --------------
   AUSTRIA -- (0.5%)
   COMMON STOCKS -- (0.5%)
        *    Bank Austria Creditanstalt AG                                                           19,428          1,654,233
             Bohler Uddeholm AG                                                                       2,145            254,233
             OMV AG                                                                                   2,984            788,236
             Telekom Austria AG                                                                      44,047            750,870
             Voestalpine AG                                                                          20,565          1,471,088
                                                                                                                --------------
     TOTAL -- AUSTRIA
       (Cost $2,928,023)                                                                                             4,918,660
                                                                                                                --------------

   GREECE -- (0.4%)
   COMMON STOCKS -- (0.4%)
        *    Agricultural Bank of Greece S.A.                                                         8,700             71,230
             Alpha Credit Bank                                                                       23,400            735,164
             Bank of Greece                                                                           9,390          1,187,934
             Bank of Piraeus S.A.                                                                     5,000             78,557
             Commercial Bank of Greece                                                               17,600            536,644
             Hellenic Petroleum S.A.                                                                 62,610            655,724
             Hellenic Tellecommunication Organization Co. S.A.                                       49,810            818,886
             Intracom S.A.                                                                          101,820            535,600
                                                                                                                --------------
   TOTAL -- GREECE
     (Cost $3,833,172)                                                                                               4,619,739
                                                                                                                --------------
   PORTUGAL -- (0.4%)
   COMMON STOCKS -- (0.4%)
             Banco Comercial Portugues SA                                                           382,568            956,797
             Banco Espirito Santo e Comercial de Lisboa                                              63,170          1,117,752
             BPI SGPS SA                                                                            155,277            632,251
             Cimpor Cimentos de Portugal SA                                                          61,612            341,847
        *    Jeronimo Martins (Estabelecimentos Jeronimo Martins & Filho Administracao
             e Participacoes Financeiros SA)                                                         15,762            200,535
             Portucel-Empresa Produtora de Pasta de Papel SA                                        593,270          1,208,707
                                                                                                                --------------
   TOTAL -- PORTUGAL
     (Cost $3,888,847)                                                                                               4,457,889
                                                                                                                --------------
   NEW ZEALAND -- (0.2%)
   COMMON STOCKS -- (0.2%)
             Auckland International Airport, Ltd.                                                    93,436            519,808
             Carter Holt Harvey, Ltd.                                                               673,200          1,070,032
             Contact Energy, Ltd.                                                                    35,243            159,114
             Fletcher Building, Ltd.                                                                 42,720            188,500
                                                                                                                --------------
   TOTAL COMMON STOCKS
     (Cost $1,065,377)                                                                                               1,937,454
                                                                                                                --------------
   INVESTMENT IN CURRENCY -- (0.0%)
        *    New Zealand Dollar                                                                                         11,722
                                                                                                                --------------
   (Cost $11,191)
   TOTAL -- NEW ZEALAND
     (Cost $1,076,568)                                                                                               1,949,176
                                                                                                                --------------
   CANADA -- (0.1%)
   COMMON STOCKS -- (0.1%)
             Alcan, Inc.                                                                             12,133            630,604
                                                                                                                --------------
     (Cost $535,565)

                                                                                                  FACE
                                                                                                 AMOUNT            VALUE+
                                                                                             --------------    ---------------
                                                                                                 (000)
   TEMPORARY CASH INVESTMENTS -- (2.4%)
             Repurchase Agreement, Deutsche Bank Securities 1.95%, 12/01/04
             (Collateralized by $22,029,213 U.S. Treasury Note 1.625%, 03/31/05, valued
             at $21,983,613) to be repurchased at $21,984,804  (Cost $21,983,613)^           $       21,984         21,983,613

             Repurchase Agreement, PNC Capital Markets, Inc. 1.88%, 12/01/04
             (Collateralized by $4,375,000 FNMA Notes 2.95%, 11/14/07, valued at
             $4,381,138) to be repurchased at $4,321,226  (Cost $4,321,000)                           4,321          4,321,000
                                                                                                               ===============
   TOTAL TEMPORARY CASH INVESTMENTS
     (Cost $26,304,613)                                                                                             26,304,613
                                                                                                               ===============
TOTAL INVESTMENTS - (100.0%)
  (Cost $805,251,081)                                                                                          $ 1,102,399,703
                                                                                                               ===============

----------
+   Securities have been fair valued.  See Note B to Financial Statements.
#   Total or Partial Securities on Loan.
*   Non-Income Producing Securities.
^   Security purchased with cash proceeds from securities on loan.

                 See accompanying Notes to Financial Statements.

                REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC
                                 ACCOUNTING FIRM

To the Shareholders of the Portfolios, as defined and Board of Directors of DFA Investment Dimensions Group Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Large Cap International Portfolio, DFA International Small Cap Value Portfolio and Tax-Managed DFA International Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Funds") as of November 30, 2004, and for the year then ended and have issued our unqualified report thereon dated January 14, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Funds' investment portfolios (the "Portfolios") as of November 30, 2004 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC
                                 ACCOUNTING FIRM

To the Shareholders of the Series, as defined, and Board of Trustees of The DFA Investment Trust Company

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of The DFA International Value Series, The Pacific Rim Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") as of November 30, 2004, and for the year then ended and have issued our unqualified report thereon dated January 14, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included an audit of the Series' investment portfolios (the "Portfolios") as of November 30, 2004 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Series' management. Our responsibility is to express an opinion on these Portfolios based on our audits. In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Series referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

                REPORT OF INDEPENDENT REGISTERED CERTIFIED PUBLIC
                                 ACCOUNTING FIRM

To the Shareholders and Board of Directors of Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the "Fund") as of November 30, 2004, and for the year then ended and have issued our unqualified report thereon dated January 14, 2005 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund's investment portfolio (the "Portfolio") as of November 30, 2004 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund's management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 14, 2005

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 10.     CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR/A (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.     EXHIBITS.

   (a)    Code of Ethics is filed herewith.

   (b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (c) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.


By:   /s/David G. Booth
      ------------------------------
      David G. Booth
      Chairman, Director, President,
      Chief Executive Officer and Chief Investment Officer

Date: April 4, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /s/David G. Booth
      ------------------------------
      David G. Booth
      Principal Executive Officer
      DFA Investment Dimensions Group Inc.

Date: April 4, 2006


By:   /s/ Michael T. Scardina
      ------------------------------
      Michael T. Scardina
      Principal Financial Officer
      DFA Investment Dimensions Group Inc.

Date: April 4, 2006